UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Domestic Equity Funds

Semi-Annual Report

April 30, 2018 (Unaudited)

[1] Prior to November 1, 2017, the Fund's name was The Hartford Value Opportunities Fund.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report, covering the period from November 1, 2017 through April 30, 2018.

Market Review

While U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 saw a 21.8%

return as of 2017 year end, U.S. equities have experienced a nearly flat return of 0.4% along with increased volatility year-to-date as of April 30.

The Index has experienced more than 20 days with swings of 1% or more this year, compared to eight days for all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have contributed to the return of volatility.

In the six-month period that ended April 30, 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases by raising rates twice, each time by 0.25%. As of the end of April, short-term rates range from 1.5% to 1.75%. At the time of this writing, expectations were for a continued gradual increase throughout 2018. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. In December, the first significant overhaul of the U.S. tax code in more than 30 years was signed into law. Geopolitical tensions continue to persist around U.S. engagement with Syria and North Korea, heightening market uncertainty. In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking to leave the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Domestic Equity Funds

Fund Performance and Summary

The Hartford Capital Appreciation Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	3.92%	11.82%	11.38%	6.08%
Class A3	-1.80%	5.67%	10.13%	5.49%
Class C2	3.50%	10.99%	10.58%	5.33%
Class C3	2.62%	10.05%	10.58%	5.33%
Class I2	4.05%	12.13%	11.73%	6.41%
Class R3[2]	3.74%	11.45%	11.04%	5.79%
Class R4[2]	3.89%	11.80%	11.38%	6.11%
Class R5[2]	4.06%	12.13%	11.71%	6.43%
Class R6[2]	4.10%	12.24%	11.81%	6.53%
Class Y2	4.09%	12.19%	11.81%	6.53%
Class F2	4.08%	12.22%	11.75%	6.42%
Russell 3000 Index	3.79%	13.05%	12.75%	9.13%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

2

The Hartford Capital Appreciation Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Capital Appreciation Fund Class A	1.10%	1.10%
Capital Appreciation Fund Class C	1.83%	1.83%
Capital Appreciation Fund Class I	0.81%	0.81%
Capital Appreciation Fund Class R3	1.43%	1.43%
Capital Appreciation Fund Class R4	1.12%	1.12%
Capital Appreciation Fund Class R5	0.82%	0.82%
Capital Appreciation Fund Class R6	0.72%	0.72%
Capital Appreciation Fund Class Y	0.72%	0.72%
Capital Appreciation Fund Class F	0.72%	0.72%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks are generally greater for investments in emerging markets. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.1%
Consumer Staples	4.3
Energy	2.2
Financials	15.2
Health Care	12.2
Industrials	11.3
Information Technology	26.3
Materials	5.3
Real Estate	3.0
Telecommunication Services	1.4
Utilities	0.9

Total	98.2%

Short-Term Investments	2.0
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Fund Performance and Summary

Hartford Core Equity Fund inception 04/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	6.08%	14.77%	13.97%	9.50%
Class A3	0.24%	8.45%	12.68%	8.88%
Class C2	5.65%	13.89%	13.15%	8.69%
Class C3	4.65%	12.89%	13.15%	8.69%
Class I2	6.20%	15.01%	14.15%	9.59%
Class R3[2]	5.88%	14.36%	13.66%	9.25%
Class R4[2]	6.06%	14.75%	14.02%	9.56%
Class R5[2]	6.20%	15.06%	14.34%	9.90%
Class R6[2]	6.25%	15.17%	14.40%	9.96%
Class Y2	6.22%	15.09%	14.39%	9.96%
Class F2	6.25%	15.18%	14.18%	9.60%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 3/31/15 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/ reimbursements without which performance would have been lower.

4

Hartford Core Equity Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Core Equity Fund Class A	0.77%	0.77%
Core Equity Fund Class C	1.51%	1.51%
Core Equity Fund Class I	0.51%	0.51%
Core Equity Fund Class R3	1.12%	1.12%
Core Equity Fund Class R4	0.81%	0.81%
Core Equity Fund Class R5	0.51%	0.51%
Core Equity Fund Class R6	0.41%	0.41%
Core Equity Fund Class Y	0.42%	0.42%
Core Equity Fund Class F	0.41%	0.41%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.0%
Consumer Staples	7.7
Energy	2.8
Financials	15.3
Health Care	15.8
Industrials	10.9
Information Technology	25.1
Materials	2.3
Telecommunication Services	1.6
Utilities	4.9

Total	98.4%

Short-Term Investments	1.5
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Fund Performance and Summary

The Hartford Dividend and Growth Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	2.21%	10.84%	11.15%	7.93%
Class A3	-3.41%	4.74%	9.90%	7.32%
Class C2	1.83%	9.99%	10.33%	7.13%
Class C3	0.91%	9.01%	10.33%	7.13%
Class I2	2.40%	11.16%	11.40%	8.20%
Class R3[2]	2.04%	10.43%	10.78%	7.60%
Class R4[2]	2.22%	10.78%	11.13%	7.94%
Class R5[2]	2.37%	11.11%	11.46%	8.26%
Class R6[2]	2.42%	11.22%	11.55%	8.36%
Class Y2	2.39%	11.13%	11.56%	8.36%
Class F2	2.40%	11.20%	11.43%	8.22%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%
Russell 1000 Value Index	1.94%	7.50%	10.52%	7.30%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

6

The Hartford Dividend and Growth Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Dividend and Growth Fund Class A	1.01%	1.01%
Dividend and Growth Fund Class C	1.76%	1.76%
Dividend and Growth Fund Class I	0.78%	0.78%
Dividend and Growth Fund Class R3	1.36%	1.36%
Dividend and Growth Fund Class R4	1.05%	1.05%
Dividend and Growth Fund Class R5	0.75%	0.75%
Dividend and Growth Fund Class R6	0.65%	0.65%
Dividend and Growth Fund Class Y	0.66%	0.66%
Dividend and Growth Fund Class F	0.65%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.2%
Consumer Staples	4.9
Energy	10.0
Financials	22.2
Health Care	13.3
Industrials	7.9
Information Technology	18.2
Materials	4.3
Real Estate	2.3
Telecommunication Services	3.2
Utilities	4.6

Total	97.1%

Short-Term Investments	2.8
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Fund Performance and Summary

The Hartford Equity Income Fund inception 08/28/2003

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	0.24%	8.11%	9.99%	8.33%
Class A3	-5.27%	2.17%	8.75%	7.72%
Class C2	-0.13%	7.29%	9.18%	7.54%
Class C3	-1.08%	6.29%	9.18%	7.54%
Class I2	0.38%	8.41%	10.29%	8.62%
Class R3[2]	0.06%	7.71%	9.61%	7.98%
Class R4[2]	0.21%	8.09%	9.95%	8.31%
Class R5[2]	0.36%	8.37%	10.28%	8.64%
Class R6[2]	0.41%	8.51%	10.39%	8.76%
Class Y2	0.39%	8.41%	10.38%	8.75%
Class F2	0.42%	8.53%	10.32%	8.63%
Russell 1000 Value Index	1.94%	7.50%	10.52%	7.30%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

8

The Hartford Equity Income Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Equity Income Fund Class A	1.01%	1.01%
Equity Income Fund Class C	1.75%	1.75%
Equity Income Fund Class I	0.76%	0.76%
Equity Income Fund Class R3	1.37%	1.37%
Equity Income Fund Class R4	1.07%	1.07%
Equity Income Fund Class R5	0.77%	0.77%
Equity Income Fund Class R6	0.67%	0.67%
Equity Income Fund Class Y	0.68%	0.68%
Equity Income Fund Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	3.0%
Consumer Staples	9.2
Energy	13.3
Financials	23.4
Health Care	15.5
Industrials	8.5
Information Technology	10.3
Materials	2.9
Real Estate	1.1
Telecommunication Services	3.3
Utilities	7.4

Total	97.9%

Short-Term Investments	2.1
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Fund Performance and Summary

The Hartford Growth Opportunities Fund inception 03/31/1963

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	5.38%	20.72%	15.77%	9.13%
Class A3	-0.41%	14.08%	14.47%	8.51%
Class C2	5.00%	19.85%	14.92%	8.35%
Class C3	4.08%	18.85%	14.92%	8.35%
Class I2	5.54%	21.05%	16.04%	9.43%
Class R3[2]	5.20%	20.30%	15.40%	8.83%
Class R4[2]	5.37%	20.70%	15.75%	9.17%
Class R5[2]	5.53%	21.05%	16.09%	9.50%
Class R6[2]	5.56%	21.15%	16.19%	9.60%
Class Y2	5.56%	21.12%	16.20%	9.60%
Class F2	5.58%	21.17%	16.07%	9.45%
Russell 3000 Growth Index	5.66%	18.78%	14.97%	10.78%
Russell 1000 Growth Index	5.68%	18.96%	15.13%	10.81%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

10

The Hartford Growth Opportunities Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Growth Opportunities Fund Class A	1.14%	1.14%
Growth Opportunities Fund Class C	1.87%	1.87%
Growth Opportunities Fund Class I	0.88%	0.88%
Growth Opportunities Fund Class R3	1.47%	1.47%
Growth Opportunities Fund Class R4	1.16%	1.16%
Growth Opportunities Fund Class R5	0.87%	0.87%
Growth Opportunities Fund Class R6	0.76%	0.76%
Growth Opportunities Fund Class Y	0.77%	0.77%
Growth Opportunities Fund Class F	0.76%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	21.1%
Consumer Staples	1.0
Energy	2.1
Financials	4.9
Health Care	11.5
Industrials	9.1
Information Technology	44.8
Materials	3.4
Real Estate	1.1

Total	99.0%

Short-Term Investments	3.8
Other Assets & Liabilities	(2.8)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Fund Performance and Summary

The Hartford Healthcare Fund inception 05/01/2000

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	2.11%	7.22%	14.70%	12.46%
Class A3	-3.50%	1.32%	13.41%	11.82%
Class C2	1.73%	6.45%	13.87%	11.66%
Class C3	0.78%	5.45%	13.87%	11.66%
Class I2	2.24%	7.50%	15.03%	12.78%
Class R3[2]	1.96%	6.88%	14.36%	12.16%
Class R4[2]	2.12%	7.21%	14.71%	12.52%
Class R5[2]	2.25%	7.51%	15.04%	12.86%
Class Y2	2.30%	7.59%	15.16%	12.95%
Class F2	2.33%	7.61%	15.06%	12.80%
S&P Composite 1500 Health Care Index	3.11%	11.89%	14.08%	12.61%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

12

The Hartford Healthcare Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Healthcare Fund Class A	1.31%	1.31%
Healthcare Fund Class C	2.05%	2.05%
Healthcare Fund Class I	1.03%	1.03%
Healthcare Fund Class R3	1.62%	1.62%
Healthcare Fund Class R4	1.32%	1.32%
Healthcare Fund Class R5	1.03%	1.03%
Healthcare Fund Class Y	0.93%	0.93%
Healthcare Fund Class F	0.91%	0.91%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities.

Composition by Subsector

as of April 30, 2018

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	25.8%
Food & Staples Retailing	1.2
Health Care Equipment & Supplies	23.1
Health Care Providers & Services	17.9
Health Care Technology	2.5
Life Sciences Tools & Services	3.7
Pharmaceuticals	22.6

Total	96.8%

Short-Term Investments	3.3
Other Assets & Liabilities	(0.1)

Total	100.0%

For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

13

Fund Performance and Summary

The Hartford MidCap Fund inception 12/31/1997

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	6.81%	19.26%	14.10%	9.75%
Class A3	0.93%	12.70%	12.82%	9.14%
Class C2	6.41%	18.36%	13.27%	8.99%
Class C3	5.41%	17.36%	13.27%	8.99%
Class I2	6.97%	19.57%	14.37%	10.02%
Class R3[2]	6.58%	18.84%	13.73%	9.53%
Class R4[2]	6.77%	19.22%	14.08%	9.83%
Class R5[2]	6.93%	19.57%	14.42%	10.12%
Class R6[2]	6.99%	19.69%	14.54%	10.23%
Class Y2	6.99%	19.66%	14.53%	10.22%
Class F2	6.99%	19.71%	14.40%	10.03%
S&P MidCap 400 Index	2.83%	9.77%	11.77%	10.05%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 2/27/09. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/29/09. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/27/09 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/27/09.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waiver/reimbursements, please see the prospectus.

14

The Hartford MidCap Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
MidCap Fund Class A	1.13%	1.13%
MidCap Fund Class C	1.87%	1.87%
MidCap Fund Class I	0.87%	0.90%
MidCap Fund Class R3	1.47%	1.47%
MidCap Fund Class R4	1.17%	1.17%
MidCap Fund Class R5	0.86%	0.86%
MidCap Fund Class R6	0.76%	0.76%
MidCap Fund Class Y	0.77%	0.77%
MidCap Fund Class F	0.75%	0.75%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual fee waivers or expense reimbursements. Net expenses reflect such arrangements only with respect to Class I. This arrangement remains in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	5.5%
Consumer Staples	0.7
Energy	4.9
Financials	15.7
Health Care	17.2
Industrials	20.6
Information Technology	29.0
Materials	3.1
Real Estate	1.2
Utilities	1.9

Total	99.8%

Short-Term Investments	1.3
Other Assets & Liabilities	(1.1)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

15

Fund Performance and Summary

The Hartford MidCap Value Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	0.82%	7.64%	9.52%	8.81%
Class A3	-4.73%	1.72%	8.29%	8.20%
Class C2	0.52%	6.83%	8.74%	8.02%
Class C3	-0.46%	5.83%	8.74%	8.02%
Class I2	1.01%	7.87%	9.83%	9.09%
Class R3[2]	0.72%	7.33%	9.23%	8.69%
Class R4[2]	0.89%	7.67%	9.57%	8.96%
Class R5[2]	0.96%	7.93%	9.89%	9.21%
Class Y2	1.05%	8.00%	10.00%	9.29%
Class F2	1.03%	8.10%	9.89%	9.12%
Russell 2500 Value Index	2.03%	6.97%	10.05%	8.97%
Russell MidCap Value Index	2.55%	6.83%	10.97%	9.22%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/28/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/28/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest U.S. companies based on their market capitalization and current index membership.

Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/ reimbursements without which performance would have been lower.

16

The Hartford MidCap Value Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
MidCap Value Fund Class A	1.24%	1.24%
MidCap Value Fund Class C	1.99%	1.99%
MidCap Value Fund Class I	0.99%	0.99%
MidCap Value Fund Class R3	1.52%	1.52%
MidCap Value Fund Class R4	1.22%	1.22%
MidCap Value Fund Class R5	0.91%	0.91%
MidCap Value Fund Class Y	0.83%	0.83%
MidCap Value Fund Class F	0.80%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	3.9%
Consumer Staples	3.8
Energy	8.3
Financials	21.9
Health Care	5.3
Industrials	16.7
Information Technology	12.5
Materials	9.8
Real Estate	9.7
Telecommunication Services	1.3
Utilities	5.1

Total	98.3%

Short-Term Investments	2.9
Other Assets & Liabilities	(1.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

17

Fund Performance and Summary

Hartford Quality Value Fund

(formerly, The Hartford Value Opportunities Fund) inception 01/02/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	2.82%	7.32%	9.15%	7.79%
Class A3	-2.84%	1.42%	7.92%	7.18%
Class C2	2.42%	6.52%	8.36%	6.98%
Class C3	1.45%	5.52%	8.36%	6.98%
Class I2	2.97%	7.65%	9.50%	8.10%
Class R3[2]	2.68%	6.97%	8.85%	7.51%
Class R4[2]	2.84%	7.35%	9.20%	7.84%
Class R5[2]	2.92%	7.61%	9.50%	8.16%
Class R6[2]	3.05%	7.72%	9.59%	8.21%
Class Y2	3.00%	7.67%	9.58%	8.21%
Class F2	3.02%	7.70%	9.52%	8.11%
Russell 1000 Value Index	1.94%	7.50%	10.52%	7.30%
Russell 3000 Value Index	1.86%	7.42%	10.50%	7.39%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Effective November 1, 2017, the Russell 3000 Value Index no longer is one of the Fund’s benchmarks. The investment manager, Hartford Funds Management Company, LLC, believes that the Russell 1000 Value Index better reflects the Fund’s revised investment strategy.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

18

Hartford Quality Value Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Quality Value Fund Class A	1.05%	1.09%
Quality Value Fund Class C	1.80%	1.83%
Quality Value Fund Class I	0.77%	0.77%
Quality Value Fund Class R3	1.35%	1.37%
Quality Value Fund Class R4	1.05%	1.06%
Quality Value Fund Class R5	0.75%	0.77%
Quality Value Fund Class R6	0.65%	0.65%
Quality Value Fund Class Y	0.70%	0.71%
Quality Value Fund Class F	0.65%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	5.3%
Consumer Staples	5.9
Energy	13.2
Financials	27.4
Health Care	12.6
Industrials	9.2
Information Technology	11.4
Materials	3.7
Real Estate	2.9
Telecommunication Services	2.1
Utilities	4.2

Total	97.9%

Short-Term Investments	2.4
Other Assets & Liabilities	(0.3)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

19

Fund Performance and Summary

Hartford Small Cap Core Fund inception 01/01/2005

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	0.93%	6.19%	8.71%	7.51%
Class A3	-4.62%	0.35%	7.48%	6.91%
Class C2	0.52%	5.33%	7.88%	6.74%
Class C3	-0.44%	4.33%	7.88%	6.74%
Class I2	1.10%	6.52%	8.92%	7.62%
Class R3[2]	0.82%	5.93%	8.46%	7.51%
Class R4[2]	1.00%	6.24%	8.80%	7.73%
Class R5[2]	1.11%	6.57%	9.11%	7.94%
Class R6[2]	1.14%	6.59%	9.17%	7.96%
Class Y2	1.14%	6.59%	9.17%	7.96%
Class F2	1.12%	6.62%	8.94%	7.63%
Russell 2000 Index	3.27%	11.54%	11.74%	9.49%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on 03/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes the Fund’s performance when it invested, prior to 2/1/10, at least 80% of its assets in common stocks of mid-capitalization companies and prior to 7/10/15, at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 6/4/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/ reimbursements, please see the prospectus.

20

Hartford Small Cap Core Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Small Cap Core Fund Class A	1.30%	1.34%
Small Cap Core Fund Class C	2.05%	2.11%
Small Cap Core Fund Class I	1.00%	1.00%
Small Cap Core Fund Class R3	1.50%	1.59%
Small Cap Core Fund Class R4	1.20%	1.29%
Small Cap Core Fund Class R5	0.90%	0.99%
Small Cap Core Fund Class R6	0.85%	0.87%
Small Cap Core Fund Class Y	0.85%	0.87%
Small Cap Core Fund Class F	0.85%	0.87%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.9%
Consumer Staples	4.1
Energy	4.7
Financials	16.2
Health Care	16.1
Industrials	14.8
Information Technology	15.5
Materials	3.1
Real Estate	7.3
Telecommunication Services	2.2
Utilities	0.6

Total	96.5%

Short-Term Investments	2.5
Other Assets & Liabilities	1.0

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

21

Fund Performance and Summary

The Hartford Small Cap Growth Fund inception 01/04/1988

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	3.84%	13.11%	12.67%	11.04%
Class A3	-1.87%	6.89%	11.40%	10.42%
Class C2	3.49%	12.31%	11.89%	10.23%
Class C3	2.51%	11.31%	11.89%	10.23%
Class I2	4.04%	13.45%	13.00%	11.31%
Class R3[2]	3.70%	12.76%	12.37%	10.74%
Class R4[2]	3.87%	13.13%	12.73%	11.07%
Class R5[2]	4.02%	13.47%	13.07%	11.40%
Class R6[2]	4.08%	13.61%	13.16%	11.48%
Class Y2	4.06%	13.54%	13.17%	11.49%
Class F2	4.07%	13.59%	13.04%	11.33%
Russell 2000 Growth Index	5.46%	16.60%	13.07%	10.41%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/ reimbursements without which performance would have been lower.

Effective 3/6/15, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

22

The Hartford Small Cap Growth Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Small Cap Growth Fund Class A	1.26%	1.26%
Small Cap Growth Fund Class C	1.92%	1.92%
Small Cap Growth Fund Class I	0.86%	0.86%
Small Cap Growth Fund Class R3	1.49%	1.49%
Small Cap Growth Fund Class R4	1.18%	1.18%
Small Cap Growth Fund Class R5	0.87%	0.87%
Small Cap Growth Fund Class R6	0.77%	0.77%
Small Cap Growth Fund Class Y	0.79%	0.79%
Small Cap Growth Fund Class F	0.77%	0.77%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause a Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.9%
Consumer Staples	3.3
Energy	2.2
Financials	5.7
Health Care	24.7
Industrials	16.4
Information Technology	25.1
Materials	3.8
Real Estate	2.2
Telecommunication Services	0.8

Total	98.1%

Short-Term Investments	3.5
Other Assets & Liabilities	(1.6)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

23

Fund Performance and Summary

The Hartford Small Company Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	7.03%	18.00%	10.16%	7.56%
Class A3	1.15%	11.51%	8.92%	6.96%
Class C2	6.59%	17.06%	9.36%	6.79%
Class C3	5.59%	16.06%	9.36%	6.79%
Class I2	7.15%	18.21%	10.42%	7.82%
Class R3[2]	6.92%	17.74%	9.94%	7.35%
Class R4[2]	7.09%	18.12%	10.28%	7.69%
Class R5[2]	7.23%	18.43%	10.60%	8.00%
Class R6[2]	7.26%	18.52%	10.70%	8.11%
Class Y2	7.27%	18.53%	10.69%	8.10%
Class F2	7.28%	18.53%	10.48%	7.85%
Russell 2000 Growth Index	5.46%	16.60%	13.07%	10.41%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/

reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

24

The Hartford Small Company Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Small Company Fund Class A	1.39%	1.39%
Small Company Fund Class C	2.16%	2.18%
Small Company Fund Class I	1.13%	1.13%
Small Company Fund Class R3	1.56%	1.65%
Small Company Fund Class R4	1.26%	1.34%
Small Company Fund Class R5	0.96%	1.05%
Small Company Fund Class R6	0.91%	0.93%
Small Company Fund Class Y	0.91%	0.93%
Small Company Fund Class F	0.91%	0.93%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out favor, which may cause a Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	17.7%
Consumer Staples	1.9
Energy	1.1
Financials	5.2
Health Care	19.8
Industrials	14.9
Information Technology	30.0
Materials	4.8
Real Estate	0.1

Total	95.5%

Short-Term Investments	6.5
Other Assets & Liabilities	(2.0)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

25

Hartford Domestic Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2017 through April 30, 2018, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Hartford Capital Appreciation Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,039.20	$5.46	$1,000.00	$1,019.44	$5.41	1.08%	181	365
Class C	$1,000.00	$1,035.00	$9.18	$1,000.00	$1,015.77	$9.10	1.82%	181	365
Class I	$1,000.00	$1,040.50	$4.05	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$1,037.40	$7.12	$1,000.00	$1,017.80	$7.05	1.41%	181	365
Class R4	$1,000.00	$1,038.90	$5.56	$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class R5	$1,000.00	$1,040.60	$4.05	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R6	$1,000.00	$1,041.00	$3.59	$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class Y	$1,000.00	$1,040.90	$3.64	$1,000.00	$1,021.22	$3.61	0.72%	181	365
Class F	$1,000.00	$1,040.80	$3.59	$1,000.00	$1,021.27	$3.56	0.71%	181	365

26

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

Hartford Core Equity Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,060.80	$3.83	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class C	$1,000.00	$1,056.50	$7.60	$1,000.00	$1,017.41	$7.45	1.49%	181	365
Class I	$1,000.00	$1,062.00	$2.40	$1,000.00	$1,022.46	$2.36	0.47%	181	365
Class R3	$1,000.00	$1,058.80	$5.56	$1,000.00	$1,019.39	$5.46	1.09%	181	365
Class R4	$1,000.00	$1,060.60	$3.93	$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class R5	$1,000.00	$1,062.00	$2.51	$1,000.00	$1,022.37	$2.46	0.49%	181	365
Class R6	$1,000.00	$1,062.50	$1.99	$1,000.00	$1,022.86	$1.96	0.39%	181	365
Class Y	$1,000.00	$1,062.20	$2.15	$1,000.00	$1,022.71	$2.11	0.42%	181	365
Class F	$1,000.00	$1,062.50	$1.99	$1,000.00	$1,022.86	$1.96	0.39%	181	365

The Hartford Dividend and Growth Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,022.10	$5.01	$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class C	$1,000.00	$1,018.30	$8.76	$1,000.00	$1,016.12	$8.75	1.75%	181	365
Class I	$1,000.00	$1,024.00	$3.66	$1,000.00	$1,021.18	$3.66	0.73%	181	365
Class R3	$1,000.00	$1,020.40	$6.76	$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,022.20	$5.21	$1,000.00	$1,019.64	$5.21	1.04%	181	365
Class R5	$1,000.00	$1,023.70	$3.71	$1,000.00	$1,021.13	$3.71	0.74%	181	365
Class R6	$1,000.00	$1,024.20	$3.21	$1,000.00	$1,021.62	$3.21	0.64%	181	365
Class Y	$1,000.00	$1,023.90	$3.41	$1,000.00	$1,021.42	$3.41	0.68%	181	365
Class F	$1,000.00	$1,024.00	$3.21	$1,000.00	$1,021.62	$3.21	0.64%	181	365

27

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Equity Income Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,002.40	$4.96	$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class C	$1,000.00	$998.70	$8.67	$1,000.00	$1,016.12	$8.75	1.75%	181	365
Class I	$1,000.00	$1,003.80	$3.68	$1,000.00	$1,021.13	$3.71	0.74%	181	365
Class R3	$1,000.00	$1,000.60	$6.75	$1,000.00	$1,018.05	$6.81	1.36%	181	365
Class R4	$1,000.00	$1,002.10	$5.26	$1,000.00	$1,019.54	$5.31	1.06%	181	365
Class R5	$1,000.00	$1,003.60	$3.78	$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class R6	$1,000.00	$1,004.10	$3.28	$1,000.00	$1,021.52	$3.31	0.66%	181	365
Class Y	$1,000.00	$1,003.90	$3.48	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class F	$1,000.00	$1,004.20	$3.28	$1,000.00	$1,021.52	$3.31	0.66%	181	365

The Hartford Growth Opportunities Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,053.80	$5.70	$1,000.00	$1,019.24	$5.61	1.12%	181	365
Class C	$1,000.00	$1,050.00	$9.45	$1,000.00	$1,015.57	$9.30	1.86%	181	365
Class I	$1,000.00	$1,055.40	$4.28	$1,000.00	$1,020.63	$4.21	0.84%	181	365
Class R3	$1,000.00	$1,052.00	$7.38	$1,000.00	$1,017.60	$7.25	1.45%	181	365
Class R4	$1,000.00	$1,053.70	$5.86	$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R5	$1,000.00	$1,055.30	$4.33	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R6	$1,000.00	$1,055.60	$3.82	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,055.60	$3.98	$1,000.00	$1,020.93	$3.91	0.78%	181	365
Class F	$1,000.00	$1,055.80	$3.82	$1,000.00	$1,021.08	$3.76	0.75%	181	365

28

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Healthcare Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,021.10	$6.46	$1,000.00	$1,018.40	$6.46	1.29%	181	365
Class C	$1,000.00	$1,017.30	$10.15	$1,000.00	$1,014.73	$10.14	2.03%	181	365
Class I	$1,000.00	$1,022.40	$5.01	$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class R3	$1,000.00	$1,019.60	$8.06	$1,000.00	$1,016.81	$8.05	1.61%	181	365
Class R4	$1,000.00	$1,021.20	$6.57	$1,000.00	$1,018.30	$6.56	1.31%	181	365
Class R5	$1,000.00	$1,022.50	$5.11	$1,000.00	$1,019.74	$5.11	1.02%	181	365
Class Y	$1,000.00	$1,023.00	$4.56	$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class F	$1,000.00	$1,023.30	$4.52	$1,000.00	$1,020.33	$4.51	0.90%	181	365

The Hartford MidCap Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,068.10	$5.64	$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class C	$1,000.00	$1,064.10	$9.47	$1,000.00	$1,015.62	$9.25	1.85%	181	365
Class I	$1,000.00	$1,069.70	$4.21	$1,000.00	$1,020.73	$4.11	0.82%	181	365
Class R3	$1,000.00	$1,065.80	$7.48	$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class R4	$1,000.00	$1,067.70	$5.84	$1,000.00	$1,019.14	$5.71	1.14%	181	365
Class R5	$1,000.00	$1,069.30	$4.36	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R6	$1,000.00	$1,069.90	$3.85	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,069.90	$3.95	$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class F	$1,000.00	$1,069.90	$3.80	$1,000.00	$1,021.13	$3.71	0.74%	181	365

29

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford MidCap Value Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,008.20	$6.07	$1,000.00	$1,018.75	$6.11	1.22%	181	365
Class C	$1,000.00	$1,005.20	$9.79	$1,000.00	$1,015.03	$9.84	1.97%	181	365
Class I	$1,000.00	$1,010.10	$4.44	$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class R3	$1,000.00	$1,007.20	$7.56	$1,000.00	$1,017.26	$7.60	1.52%	181	365
Class R4	$1,000.00	$1,008.90	$6.03	$1,000.00	$1,018.79	$6.06	1.21%	181	365
Class R5	$1,000.00	$1,009.60	$4.48	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class Y	$1,000.00	$1,010.50	$4.29	$1,000.00	$1,020.53	$4.31	0.86%	181	365
Class F	$1,000.00	$1,010.30	$3.99	$1,000.00	$1,020.83	$4.01	0.80%	181	365

Hartford Quality Value Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,028.20	$5.28		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class C	$1,000.00	$1,024.20	$9.03		$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class I	$1,000.00	$1,029.70	$3.67		$1,000.00	$1,021.18	$3.66	0.73%	181	365
Class R3	$1,000.00	$1,026.80	$6.73		$1,000.00	$1,018.15	$6.71	1.34%	181	365
Class R4	$1,000.00	$1,028.40	$5.28		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,029.20	$3.77		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class R6(1)	$1,000.00	$990.90	$1.05	(2)	$1,000.00	$1,021.67	$3.16	0.63%	181	365
Class Y	$1,000.00	$1,030.00	$3.47		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class F	$1,000.00	$1,030.20	$3.22		$1,000.00	$1,021.62	$3.21	0.64%	181	365

*	Please note that while Class R6 shares commenced operations on February 28, 2018, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2017 to April 30, 2018.
(1)	Inception date of Class R6 shares was February 28, 2018.
(2)	Expenses paid during the period February 28, 2018 through April 30, 2018.

30

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

Hartford Small Cap Core Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,009.30	$6.48		$1,000.00	$1,018.35	$6.51	1.30%	181	365
Class C	$1,000.00	$1,005.20	$10.19		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class I	$1,000.00	$1,011.00	$4.79		$1,000.00	$1,020.03	$4.81	0.96%	181	365
Class R3	$1,000.00	$1,008.20	$7.27		$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class R4	$1,000.00	$1,010.00	$5.98		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R5	$1,000.00	$1,011.10	$4.49		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class R6(1)	$1,000.00	$1,008.60	$1.43	(2)	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class Y	$1,000.00	$1,011.40	$4.24		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class F	$1,000.00	$1,011.20	$4.24		$1,000.00	$1,020.58	$4.26	0.85%	181	365

*	Please note that while Class R6 shares commenced operations on February 28, 2018, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2017 to April 30, 2018.
(1)	Inception date of Class R6 shares was February 28, 2018.
(2)	Expenses paid during the period February 28, 2018 through April 30, 2018.

The Hartford Small Cap Growth Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,038.40	$6.17	$1,000.00	$1,018.75	$6.11	1.22%	181	365
Class C	$1,000.00	$1,034.90	$9.54	$1,000.00	$1,015.42	$9.44	1.89%	181	365
Class I	$1,000.00	$1,040.40	$4.15	$1,000.00	$1,020.73	$4.11	0.82%	181	365
Class R3	$1,000.00	$1,037.00	$7.37	$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class R4	$1,000.00	$1,038.70	$5.81	$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R5	$1,000.00	$1,040.20	$4.30	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R6	$1,000.00	$1,040.80	$3.80	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,040.60	$3.95	$1,000.00	$1,020.93	$3.91	0.78%	181	365
Class F	$1,000.00	$1,040.70	$3.79	$1,000.00	$1,021.08	$3.76	0.75%	181	365

31

Hartford Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Small Company Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,070.30	$6.88	$1,000.00	$1,018.15	$6.71	1.34%	181	365
Class C	$1,000.00	$1,065.90	$10.81	$1,000.00	$1,014.33	$10.54	2.11%	181	365
Class I	$1,000.00	$1,071.50	$5.50	$1,000.00	$1,019.49	$5.36	1.07%	181	365
Class R3	$1,000.00	$1,069.20	$7.95	$1,000.00	$1,017.11	$7.75	1.55%	181	365
Class R4	$1,000.00	$1,070.90	$6.42	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R5	$1,000.00	$1,072.30	$4.88	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R6	$1,000.00	$1,072.60	$4.63	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class Y	$1,000.00	$1,072.70	$4.63	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F	$1,000.00	$1,072.80	$4.63	$1,000.00	$1,020.33	$4.51	0.90%	181	365

32

The Hartford Capital Appreciation Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9%
	Automobiles & Components - 1.7%
459,067	Aptiv plc	$38,827,887
219,100	Ferrari N.V.	26,878,486
428,879	General Motors Co.	15,757,015
404,312	Magna International, Inc.	23,878,639
395,499	Valeo S.A.	26,442,751

		131,784,778

	Banks - 4.9%
3,259,467	Bank of America Corp.	97,523,252
3,171,000	China Merchants Bank Co., Ltd. Class H	13,826,823
328,825	Citigroup, Inc.	22,448,883
471,265	Citizens Financial Group, Inc.	19,552,785
206,209	First Republic Bank	19,150,630
1,836,850	ICICI Bank Ltd.	7,813,667
2,744,777	KeyCorp	54,675,958
422,223	PNC Financial Services Group, Inc.	61,479,891
566,610	Sumitomo Mitsui Financial Group, Inc.	23,615,308
542,717	SunTrust Banks, Inc.	36,253,495
1,073,808	UniCredit S.p.A.	23,280,065

		379,620,757

	Capital Goods - 3.4%
647,719	AerCap Holdings N.V.*	33,765,591
200,285	Airbus SE(1)	23,510,071
264,860	Deere & Co.	35,843,504
141,503	General Dynamics Corp.	28,485,969
806,800	Harry’s, Inc.*(2)(3)(4)(5)	10,891,800
244,058	Ingersoll-Rand plc	20,474,026
676,200	Komatsu Ltd.	23,050,784
94,479	L3 Technologies, Inc.	18,506,546
90,914	Lockheed Martin Corp.	29,168,848
127,017	Rockwell Automation, Inc.	20,898,107
246,467	Xylem, Inc.	17,967,444

		262,562,690

	Commercial & Professional Services - 2.6%
215,413	CoStar Group, Inc.*	78,983,330
113,814	Equifax, Inc.	12,752,859
638,831	IHS Markit Ltd.*	31,385,767
4,595	Klarna Holding AB*(2)(3)(4)(5)	630,742
478,085	Republic Services, Inc.	30,922,538
434,492	TransUnion*	28,202,876
267,447	Waste Connections, Inc.	19,336,418

		202,214,530

	Consumer Durables & Apparel - 4.1%
2,328,486	NIKE, Inc. Class B	159,245,158
623,020	Sony Corp.	29,098,833
394,347	Tapestry, Inc.	21,204,038
2,044,525	Under Armour, Inc. Class A*(1)	36,310,764
2,926,752	Under Armour, Inc. Class C*(1)	44,925,643
274,621	VF Corp.	22,208,600

		312,993,036

	Consumer Services - 4.6%
153,676	Chipotle Mexican Grill, Inc.*	65,055,661
5,654,566	DraftKings, Inc.*(2)(3)(4)(5)	7,520,573
919,447	Hilton Worldwide Holdings, Inc.	72,489,202
954,146	Las Vegas Sands Corp.	69,967,526
230,931	McDonald’s Corp.	38,667,087
807,169	MGM Resorts International	25,361,250

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Consumer Services - 4.6% - (continued)
317,212	New Oriental Education & Technology Group, Inc. ADR	$28,498,326
132,960	Royal Caribbean Cruises Ltd.	14,384,942
364,789	Yum! Brands, Inc.	31,773,122

		353,717,689

	Diversified Financials - 4.8%
1,208,312	American Express Co.	119,320,810
55,801	BlackRock, Inc.	29,100,222
106,876	Goldman Sachs Group, Inc.	25,471,757
444,446	Intercontinental Exchange, Inc.	32,204,557
1,365,300	J2 Acquisition Ltd.*(3)	12,929,391
558,005	Ocean Outdoor Ltd.*(2)(3)(4)(5)	5,342,898
1,753,101	SLM Corp.*	20,125,599
778,911	Synchrony Financial	25,836,478
1,080,498	TD Ameritrade Holding Corp.	62,766,129
2,244,953	UBS Group AG*	37,681,291

		370,779,132

	Energy - 2.2%
243,031	Diamondback Energy, Inc.*	31,217,332
661,420	Halliburton Co.	35,048,646
123,188	Hess Corp.	7,020,484
266,474	Lundin Petroleum AB*	7,345,870
205,842	Noble Energy, Inc.	6,963,635
2,067,677	Petroleo Brasileiro S.A. ADR*	29,133,569
385,387	TOTAL S.A. ADR	24,222,223
1,761,911	WPX Energy, Inc.*	30,111,059

		171,062,818

	Food & Staples Retailing - 0.5%
204,962	Costco Wholesale Corp.	40,410,308

	Food, Beverage & Tobacco - 2.7%
409,139	Altria Group, Inc.	22,956,789
1,183,953	Coca-Cola Co.	51,158,609
1,660,621	Diageo plc	59,242,067
158,564	Hershey Co.	14,578,374
372,716	Monster Beverage Corp.*	20,499,380
359,639	PepsiCo, Inc.	36,301,961

		204,737,180

	Health Care Equipment & Services - 6.8%
228,257	Aetna, Inc.	40,869,416
132,481	Align Technology, Inc.*	33,100,378
950,512	Baxter International, Inc.	66,060,584
156,931	Becton Dickinson and Co.	36,387,591
555,381	Cardinal Health, Inc.	35,638,799
464,159	Danaher Corp.	46,564,431
390,151	Edwards Lifesciences Corp.*	49,689,631
231,274	McKesson Corp.	36,127,311
765,012	Medtronic plc	61,300,412
202,070	Stryker Corp.	34,234,699
79,750	Teleflex, Inc.	21,363,430
272,547	UnitedHealth Group, Inc.	64,430,111

		525,766,793

	Household & Personal Products - 1.1%
768,841	Colgate-Palmolive Co.	50,151,499
1,751,906	Coty, Inc. Class A	30,395,569

		80,547,068

The accompanying notes are an integral part of these financial statements.

33

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Insurance - 4.0%
631,064	Aflac, Inc.	$28,757,586
300,234	American International Group, Inc.	16,813,104
337,258	Arthur J Gallagher & Co.	23,604,687
533,676	Chubb Ltd.	72,403,823
233,044	Lincoln National Corp.	16,462,228
532,705	Marsh & McLennan Cos., Inc.	43,415,458
2,329,500	Ping An Insurance Group Co. of China Ltd. Class H	22,762,476
667,300	Tokio Marine Holdings, Inc.	31,494,721
324,594	Unum Group	15,703,858
253,429	Willis Towers Watson plc	37,636,741

		309,054,682

	Materials - 5.3%
1,261,438	Anglo American plc	29,680,690
576,662	ArcelorMittal*	19,514,242
669,307	Ball Corp.	26,832,517
661,645	CF Industries Holdings, Inc.	25,671,826
203,883	Eastman Chemical Co.	20,812,377
1,755,909	Freeport-McMoRan, Inc.	26,707,376
679,070	International Paper Co.	35,012,849
256,960	Nucor Corp.	15,833,875
568,165	Packaging Corp. of America	65,731,009
532,707	Praxair, Inc.	81,248,472
900,266	Steel Dynamics, Inc.	40,340,919
217,788	Vulcan Materials Co.	24,324,742

		411,710,894

	Media - 0.3%
171,806	DISH Network Corp. Class A*	5,764,091
164,286	Time Warner, Inc.	15,574,313
25,200	Weinstein Co. LLC*(2)(3)(4)(5)	—

		21,338,404

	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
305,098	Agilent Technologies, Inc.	20,057,142
424,525	Alkermes plc*	18,793,722
173,829	Alnylam Pharmaceuticals, Inc.*	16,432,055
151,108	BeiGene Ltd. ADR*	25,624,895
2,117,548	Bristol-Myers Squibb Co.	110,387,777
968,317	Exact Sciences Corp.*	48,425,533
163,700	Heron Therapeutics, Inc.*	4,960,110
457,964	Ionis Pharmaceuticals, Inc.*	19,706,191
261,904	Johnson & Johnson	33,128,237
32,892	Mettler-Toledo International, Inc.*	18,417,218
105,633	Nektar Therapeutics*	8,837,257
1,030,292	Pfizer, Inc.	37,718,990
213,815	TESARO, Inc.*	10,885,322
163,358	Thermo Fisher Scientific, Inc.	34,362,355

		407,736,804

	Real Estate - 3.0%
635,309	American Tower Corp. REIT	86,630,735
153,940	AvalonBay Communities, Inc. REIT	25,092,220
482,335	Public Storage REIT	97,325,556
355,310	Welltower, Inc. REIT	18,987,767
55,763	WeWork Companies, Inc. Class A, REIT*(2)(3)(4)(5)	2,889,081

		230,925,359

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Retailing - 5.3%
25,466	Booking Holdings, Inc.*	$55,464,948
317,434	CarMax, Inc.*	19,839,625
449,879	Dollar Tree, Inc.*	43,138,897
209,540	Expedia Group, Inc.	24,126,436
940,436	Floor & Decor Holdings, Inc. Class A*	52,278,837
174,622	Genuine Parts Co.	15,422,615
224,638	Home Depot, Inc.	41,513,102
12,011	Honest Co.*(2)(3)(4)(5)	212,354
740,301	Industria de Diseno Textil S.A.(1)	22,947,981
10,615	JAND, Inc. Class A*(2)(3)(4)(5)	142,347
337,122	Ross Stores, Inc.	27,256,314
803,489	TJX Cos., Inc.	68,176,042
316,327	Tory Burch LLC*(2)(3)(4)(5)	17,382,151
381,045	Wayfair, Inc. Class A*(1)	23,739,104

		411,640,753

	Semiconductors & Semiconductor Equipment - 3.9%
226,317	ams AG	18,665,931
142,555	Broadcom, Inc.	32,704,968
283,306	KLA-Tencor Corp.	28,823,552
353,835	Microchip Technology, Inc.	29,601,836
1,936,761	Micron Technology, Inc.*	89,052,271
207,581	NVIDIA Corp.	46,684,967
330,292	QUALCOMM, Inc.	16,848,195
3,889,490	Taiwan Semiconductor Manufacturing Co., Ltd.*	29,627,560
345,337	Teradyne, Inc.	11,240,719

		303,249,999

	Software & Services - 18.1%
71,535	2U, Inc.*	5,757,852
336,037	Accenture plc Class A	50,808,794
199,386	Adobe Systems, Inc.*	44,183,938
306,671	Alibaba Group Holding Ltd. ADR*	54,753,040
162,365	Alliance Data Systems Corp.	32,968,213
38,889	Alphabet, Inc. Class A*	39,611,558
95,453	Alphabet, Inc. Class C*	97,107,201
454,523	Atlassian Corp. plc Class A*	25,444,198
477,917	Delivery Hero AG*(3)	22,765,882
682,867	Facebook, Inc. Class A*	117,453,124
313,172	FleetCor Technologies, Inc.*	64,914,292
42,724	ForeScout Technologies, Inc.*	1,366,741
753,598	Genpact Ltd.	24,032,240
503,390	Global Payments, Inc.	56,908,240
608,603	Guidewire Software, Inc.*	51,499,986
2,153,719	Just Eat plc*	22,928,255
649,727	Microsoft Corp.	60,762,469
721,317	PayPal Holdings, Inc.*	53,817,461
719,257	salesforce.com, Inc.*	87,022,904
505,182	ServiceNow, Inc.*	83,930,937
332,327	Shopify, Inc. Class A*	44,408,857
351,579	Spotify Technology S.A.*	56,839,777
910,840	SS&C Technologies Holdings, Inc.	45,223,206
892,804	Trade Desk, Inc. Class A*(1)	45,684,781
354,025	Verint Systems, Inc.*	14,904,453
206,196	VeriSign, Inc.*	24,211,534
348,375	Visa, Inc. Class A	44,201,820
454,007	Wix.com Ltd.*	37,342,076
357,485	Workday, Inc. Class A*	44,628,427
609,639	Yandex N.V. Class A*	20,337,557
443,109	Zillow Group, Inc. Class A*	21,433,182

		1,397,252,995

The accompanying notes are an integral part of these financial statements.

34

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.9% - (continued)
	Technology Hardware & Equipment - 2.6%
524,922	Apple, Inc.	$86,748,609
357,572	CDW Corp.	25,491,308
1,877,924	Flex Ltd.*	24,413,012
14,220	Samsung Electronics Co., Ltd.(2)(4)(5)	35,245,786
338,729	TE Connectivity Ltd.	31,078,386

		202,977,101

	Telecommunication Services - 1.4%
1,103,854	AT&T, Inc.	36,096,026
298,705	SoftBank Group Corp.	22,823,657
1,009,224	Verizon Communications, Inc.	49,805,204

		108,724,887

	Transportation - 4.4%
1,301,252	Canadian National Railway Co.	100,506,376
1,463,766	CSX Corp.	86,933,063
1,255,750	Knight-Swift Transportation Holdings, Inc.*	48,986,807
434,223	Union Pacific Corp.	58,025,219
385,636	United Parcel Service, Inc. Class B	43,769,686

		338,221,151

	Utilities - 0.9%
260,232	Dominion Energy, Inc.	17,321,042
659,583	NRG Energy, Inc.	20,447,073
708,633	Southern Co.	32,682,154

		70,450,269

	Total Common Stocks (cost $6,894,607,813)	$7,249,480,077

EXCHANGE-TRADED FUNDS - 1.4%
	Other Investment Pools & Funds - 1.4%
409,707	SPDR S&P 500 ETF Trust	$108,371,599

	Total Exchange-Traded Funds (cost $108,375,286)	$108,371,599

PREFERRED STOCKS - 2.4%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(2)(3)(4)(5)	$988,553

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(2)(3)(4)(5)	1,057,770

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F*(2)(3)(4)(5)	5,840,904

	Health Care Equipment & Services - 0.1%
956,830	Moderna Therapeutics, Inc. Series E*(2)(3)(4)(5)	8,400,967

	Real Estate - 0.9%
762,484	WeWork Companies, Inc. Class D-1*(2)(3)(4)(5)	39,504,296
599,094	WeWork Companies, Inc. Class D-2*(2)(3)(4)(5)	31,039,060

		70,543,356

	Retailing - 0.2%
448,670	Coupang LLC*(2)(3)(4)(5)	2,233,075
278,194	Honest Co.*(2)(3)(4)(5)	9,839,722
23,702	JAND, Inc. Series D*(2)(3)(4)(5)	327,562

		12,400,359

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 2.4% - (continued)
	Software & Services - 0.9%
12,259	Dropbox, Inc. Series C*(2)(3)(4)(5)(6)	$340,008
566,622	Essence Group Holdings Corp. Series 3*(2)(3)(4)(5)	1,178,574
12,426	General Assembly Space, Inc. Series D*(2)(3)(4)(5)	837,558
77,707	Lookout, Inc. Series F*(2)(3)(4)(5)	642,637
95,031	MarkLogic Corp. Series F*(2)(3)(4)(5)	942,707
2,286,050	Pinterest, Inc. Series G*(2)(3)(4)(5)	14,539,278
47,064	Sharecare Series B2*(2)(3)(4)(5)	13,942,710
1,064,607	Uber Technologies, Inc. Series D*(2)(3)(4)(5)	37,367,706
153,438	Zuora, Inc. Series F*(2)(3)(4)(5)(6)	2,687,605

		72,478,783

	Technology Hardware & Equipment - 0.2%
5,362,869	Rethink Robotics, Inc.*(2)(3)(4)(5)	14,050,717

	Total Preferred Stocks (cost $113,152,261)	$185,761,409

CONVERTIBLE PREFERRED STOCKS - 0.0%
	Retailing - 0.0%
28,025	Honest Co. Series C*(2)(3)(4)(5)	$855,323

	Total Convertible Preferred Stocks (cost $758,281)	$855,323

ESCROWS - 0.0%
	Capital Goods - 0.0%
372,334	Lithium Technology Corp., Escrow*(2)(3)(4)(5)	$111,700

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc., Escrow*(2)(3)(4)(5)	15,000

	Software & Services - 0.0%
287,252	Birst, Inc. Escrow*(2)(3)(4)(5)	27,289
287,252	Birst, Inc. Earn Out Escrow*(2)(3)(4)(5)	—
58,205	Veracode, Inc. Escrow*(2)(3)(4)(5)	233,984

		261,273

	Total Escrows (cost $—)	$387,973

WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,365,300	J2 Acquisition Ltd. Expires 9/7/27*	$668,997

	Total Warrants (cost $13,653)	$668,997

CLOSED END FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
553,700	Altaba, Inc.*	$38,803,296

	Total Closed End Funds (cost $35,551,036)	$38,803,296

	Total Long-Term Investments (cost $7,152,458,330)	$7,584,328,674

The accompanying notes are an integral part of these financial statements.

35

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.0%
	Other Investment Pools & Funds - 0.6%
51,127,969	Fidelity Institutional Government Fund, Institutional Class, 1.59%(7)	$51,127,969

	Securities Lending Collateral - 1.4%
5,303,252	Citibank NA DDCA, 1.50%, 5/1/2018(7)	5,303,252

56,437,047	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(7)	56,437,047
44,324,747	Invesco Government & Agency Portfolio, 1.60%(7)	44,324,747

		106,065,046

	Total Short-Term Investments (cost $157,193,015)	$157,193,015

Total Investments (cost $7,309,651,345)	100.2%	$7,741,521,689
Other Assets and Liabilities	(0.2)%	(15,125,876)

Total Net Assets	100.0%	$7,726,395,813

The accompanying notes are an integral part of these financial statements.

36

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $267,711,924, which represented 3.5% of total net assets.

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $267,262,437, which represented 3.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $267,262,437, which represented 3.5% of total net assets.

(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
01/2014	Dropbox, Inc. Series C Preferred	12,259	$351,252	$340,008
01/2015	Zuora, Inc. Series F Preferred	153,438	1,165,914	2,687,605

			$1,517,166	$3,027,613

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

37

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$131,784,778	$78,463,541	$53,321,237	$—
Banks	379,620,757	311,084,894	68,535,863	—
Capital Goods	262,562,690	205,110,035	46,560,855	10,891,800
Commercial & Professional Services	202,214,530	201,583,788	—	630,742
Consumer Durables & Apparel	312,993,036	283,894,203	29,098,833	—
Consumer Services	353,717,689	346,197,116	—	7,520,573
Diversified Financials	370,779,132	327,754,943	37,681,291	5,342,898
Energy	171,062,818	139,494,725	31,568,093	—
Food & Staples Retailing	40,410,308	40,410,308	—	—
Food, Beverage & Tobacco	204,737,180	145,495,113	59,242,067	—
Health Care Equipment & Services	525,766,793	525,766,793	—	—
Household & Personal Products	80,547,068	80,547,068	—	—
Insurance	309,054,682	254,797,485	54,257,197	—
Materials	411,710,894	382,030,204	29,680,690	—
Media	21,338,404	21,338,404	—	—
Pharmaceuticals, Biotechnology & Life Sciences	407,736,804	407,736,804	—	—
Real Estate	230,925,359	228,036,278	—	2,889,081
Retailing	411,640,753	370,955,920	22,947,981	17,736,852
Semiconductors & Semiconductor Equipment	303,249,999	254,956,508	48,293,491	—
Software & Services	1,397,252,995	1,351,558,858	45,694,137	—
Technology Hardware & Equipment	202,977,101	167,731,315	—	35,245,786
Telecommunication Services	108,724,887	85,901,230	22,823,657	—
Transportation	338,221,151	338,221,151	—	—
Utilities	70,450,269	70,450,269	—	—
Exchange-Traded Funds	108,371,599	108,371,599	—	—
Preferred Stocks	185,761,409	—	—	185,761,409
Convertible Preferred Stocks	855,323	—	—	855,323
Escrows	387,973	—	—	387,973
Warrants	668,997	668,997	—	—
Closed End Funds	38,803,296	38,803,296	—	—
Short-Term Investments	157,193,015	157,193,015	—	—

Total	$7,741,521,689	$6,924,553,860	$549,705,392	$267,262,437

(1)	For the six-month period ended April 30, 2018, there were no transfers between Level 1 and Level 2; investments valued at $4,132,444 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing and investments valued at $35,608,437 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2018:

	Common Stocks	Escrows	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$43,555,875	$—	$238,302,918	$855,323	$282,714,116
Conversions*	(404,976)	404,976	—	—	—
Purchases	13,709,789	—	—	—	13,709,789
Sales	(18,162,228)	—	(31,655,027)	—	(49,817,255)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	3,890,078	—	16,320,730	—	20,210,808
Net change in unrealized appreciation/(depreciation)	(2,071,687)	(17,003)	(37,207,212)	—	(39,295,902)
Transfers into Level 3	39,740,881	—	—	—	39,740,881
Transfers out of Level 3	—	—	—	—	—

Ending balance	$80,257,732	$387,973	$185,761,409	$855,323	$267,262,437

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2018 was $(38,173,132).

*	Private Equity securities that were a common stock are now trading as escrow.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

38

Hartford Core Equity Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 9.2%
3,252,897	Bank of America Corp.	$97,326,678
924,571	Fifth Third Bancorp	30,668,020
885,057	JP Morgan Chase & Co.	96,276,501
559,241	PNC Financial Services Group, Inc.	81,431,082

		305,702,281

	Capital Goods - 6.5%
486,779	AMETEK, Inc.	33,977,174
191,176	Boeing Co.	63,768,667
481,014	Fortune Brands Home & Security, Inc.	26,306,656
126,072	General Dynamics Corp.	25,379,554
252,919	Illinois Tool Works, Inc.	35,919,556
197,850	Snap-on, Inc.	28,737,713

		214,089,320

	Commercial & Professional Services - 2.2%
145,498	Equifax, Inc.	16,303,051
487,683	IHS Markit Ltd.*	23,959,866
500,066	Republic Services, Inc.	32,344,269

		72,607,186

	Consumer Durables & Apparel - 3.1%
832,088	NIKE, Inc. Class B	56,906,498
584,161	VF Corp.	47,241,100

		104,147,598

	Consumer Services - 3.1%
854,088	Aramark	31,934,350
279,400	Hilton Worldwide Holdings, Inc.	22,027,896
292,273	McDonald’s Corp.	48,938,191

		102,900,437

	Diversified Financials - 2.2%
438,517	Capital One Financial Corp.	39,738,410
989,228	Synchrony Financial	32,812,693

		72,551,103

	Energy - 2.8%
522,164	Continental Resources, Inc.*	34,494,154
479,833	EOG Resources, Inc.	56,701,865

		91,196,019

	Food & Staples Retailing - 2.9%
245,802	Costco Wholesale Corp.	48,462,322
552,165	Walmart, Inc.	48,844,516

		97,306,838

	Food, Beverage & Tobacco - 2.1%
163,861	Constellation Brands, Inc. Class A	38,200,915
589,432	Monster Beverage Corp.*	32,418,760

		70,619,675

	Health Care Equipment & Services - 10.0%
652,175	Abbott Laboratories	37,910,933
147,501	Anthem, Inc.	34,808,761
726,775	Baxter International, Inc.	50,510,862
273,185	Danaher Corp.	27,405,919
502,578	Hologic, Inc.*	19,495,001
210,326	Laboratory Corp. of America Holdings*	35,913,165
579,382	Medtronic plc	46,425,880

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Health Care Equipment & Services - 10.0% - (continued)
329,731	UnitedHealth Group, Inc.	$77,948,408

		330,418,929

	Household & Personal Products - 2.7%
722,093	Colgate-Palmolive Co.	47,102,127
275,336	Estee Lauder Cos., Inc. Class A	40,774,508

		87,876,635

	Insurance - 3.9%
485,244	Allstate Corp.	47,466,568
421,143	Athene Holding Ltd. Class A*	20,636,007
447,484	Chubb Ltd.	60,710,154

		128,812,729

	Materials - 2.3%
495,279	DowDuPont, Inc.	31,321,444
299,868	Ecolab, Inc.	43,411,890

		74,733,334

	Media - 1.5%
1,550,405	Comcast Corp. Class A	48,667,213

	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
185,583	Allergan plc	28,514,828
589,731	Bristol-Myers Squibb Co.	30,742,677
554,311	Eli Lilly & Co.	44,937,993
734,136	Merck & Co., Inc.	43,218,586
212,080	Thermo Fisher Scientific, Inc.	44,611,028

		192,025,112

	Retailing - 4.3%
23,288	Booking Holdings, Inc.*	50,721,264
469,474	Dollar Tree, Inc.*	45,017,862
564,110	TJX Cos., Inc.	47,864,733

		143,603,859

	Semiconductors & Semiconductor Equipment - 2.1%
145,906	Lam Research Corp.	27,001,365
961,802	ON Semiconductor Corp.*	21,236,588
625,362	Teradyne, Inc.	20,355,533

		68,593,486

	Software & Services - 17.5%
84,847	Alphabet, Inc. Class A*	86,423,457
20,222	Alphabet, Inc. Class C*	20,572,447
737,986	eBay, Inc.*	27,954,910
451,984	Facebook, Inc. Class A*	77,741,248
799,535	GoDaddy, Inc. Class A*	51,617,980
402,124	Leidos Holdings, Inc.	25,828,425
524,011	Mastercard, Inc. Class A	93,415,441
828,300	Microsoft Corp.	77,462,616
294,922	salesforce.com, Inc.*	35,682,613
507,831	SS&C Technologies Holdings, Inc.	25,213,809
389,788	Total System Services, Inc.	32,765,579
197,218	Workday, Inc. Class A*	24,620,695

		579,299,220

	Technology Hardware & Equipment - 5.5%
466,513	Apple, Inc.	77,095,938
287,967	CDW Corp.	20,529,167
315,177	Motorola Solutions, Inc.	34,615,890
726,784	NetApp, Inc.	48,389,279

		180,630,274

The accompanying notes are an integral part of these financial statements.

39

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Telecommunication Services - 1.6%
1,110,570	Verizon Communications, Inc.	$54,806,630

	Transportation - 2.2%
180,124	FedEx Corp.	44,526,653
197,744	Norfolk Southern Corp.	28,370,332

		72,896,985

	Utilities - 4.9%
747,895	American Electric Power Co., Inc.	52,337,692
429,120	NextEra Energy, Inc.	70,337,059
483,555	Pinnacle West Capital Corp.	38,926,178

		161,600,929

	Total Common Stocks (cost $2,684,795,928)	$3,255,085,792

	Total Long-Term Investments (cost $2,684,795,928)	$3,255,085,792

SHORT-TERM INVESTMENTS - 1.5%
	Other Investment Pools & Funds - 1.5%
49,666,039	Fidelity Institutional Government Fund, Institutional Class, 1.59%(1)	$49,666,039

	Total Short-Term Investments (cost $49,666,039)	$49,666,039

Total Investments (cost $2,734,461,967)	99.9%	$3,304,751,831
Other Assets and Liabilities	0.1%	1,983,890

Total Net Assets	100.0%	$3,306,735,721

The accompanying notes are an integral part of these financial statements.

40

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

41

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$305,702,281	$305,702,281	$—	$—
Capital Goods	214,089,320	214,089,320	—	—
Commercial & Professional Services	72,607,186	72,607,186	—	—
Consumer Durables & Apparel	104,147,598	104,147,598	—	—
Consumer Services	102,900,437	102,900,437	—	—
Diversified Financials	72,551,103	72,551,103	—	—
Energy	91,196,019	91,196,019	—	—
Food & Staples Retailing	97,306,838	97,306,838	—	—
Food, Beverage & Tobacco	70,619,675	70,619,675	—	—
Health Care Equipment & Services	330,418,929	330,418,929	—	—
Household & Personal Products	87,876,635	87,876,635	—	—
Insurance	128,812,729	128,812,729	—	—
Materials	74,733,334	74,733,334	—	—
Media	48,667,213	48,667,213	—	—
Pharmaceuticals, Biotechnology & Life Sciences	192,025,112	192,025,112	—	—
Retailing	143,603,859	143,603,859	—	—
Semiconductors & Semiconductor Equipment	68,593,486	68,593,486	—	—
Software & Services	579,299,220	579,299,220	—	—
Technology Hardware & Equipment	180,630,274	180,630,274	—	—
Telecommunication Services	54,806,630	54,806,630	—	—
Transportation	72,896,985	72,896,985	—	—
Utilities	161,600,929	161,600,929	—	—
Short-Term Investments	49,666,039	49,666,039	—	—

Total	$3,304,751,831	$3,304,751,831	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

42

The Hartford Dividend and Growth Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 0.5%
3,702,609	Ford Motor Co.	$41,617,325

	Banks - 11.1%
9,803,096	Bank of America Corp.	293,308,632
1,058,567	Bank of Nova Scotia	65,059,528
1,390,665	Citigroup, Inc.	94,940,700
2,706,843	JP Morgan Chase & Co.	294,450,381
1,193,265	PNC Financial Services Group, Inc.	173,751,317

		921,510,558

	Capital Goods - 4.1%
1,821,632	ABB Ltd. ADR	42,389,376
443,355	Caterpillar, Inc.	64,002,728
930,866	Eaton Corp. plc	69,842,876
266,926	Honeywell International, Inc.	38,618,854
2,100,433	Johnson Controls International plc	71,141,666
38,456	Lockheed Martin Corp.	12,338,223
336,110	United Technologies Corp.	40,383,616

		338,717,339

	Consumer Services - 0.9%
914,994	Hilton Worldwide Holdings, Inc.	72,138,127

	Diversified Financials - 3.2%
157,007	BlackRock, Inc.	81,879,151
1,202,061	Intercontinental Exchange, Inc.	87,101,340
900,076	Northern Trust Corp.	96,083,113

		265,063,604

	Energy - 10.0%
854,778	BP plc ADR	38,114,551
1,768,176	Chevron Corp.	221,216,499
1,586,060	ConocoPhillips	103,886,930
1,395,526	Halliburton Co.	73,948,923
2,198,059	Hess Corp.	125,267,382
1,500,830	Kinder Morgan, Inc.	23,743,131
3,087,078	Suncor Energy, Inc.	118,018,992
1,967,165	TOTAL S.A. ADR	123,164,201

		827,360,609

	Food & Staples Retailing - 1.9%
278,453	Costco Wholesale Corp.	54,899,794
904,360	Sysco Corp.	56,558,674
497,629	Walgreens Boots Alliance, Inc.	33,067,447
185,537	Walmart, Inc.	16,412,603

		160,938,518

	Food, Beverage & Tobacco - 2.2%
1,082,576	PepsiCo, Inc.	109,275,221
902,850	Philip Morris International, Inc.	74,033,700

		183,308,921

	Health Care Equipment & Services - 5.6%
947,231	Abbott Laboratories	55,062,538
1,110,145	Cardinal Health, Inc.	71,238,005
1,215,798	CVS Health Corp.	84,899,174
1,420,319	Medtronic plc	113,810,161
425,026	UnitedHealth Group, Inc.	100,476,146
350,348	Universal Health Services, Inc. Class B	40,009,742

		465,495,766

	Household & Personal Products - 0.8%
1,137,560	Unilever N.V.	64,977,427

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Insurance - 7.9%
1,495,354	American International Group, Inc.	$83,739,824
113,963	Brighthouse Financial, Inc.*	5,787,041
1,234,827	Chubb Ltd.	167,528,979
882,170	Marsh & McLennan Cos., Inc.	71,896,855
1,380,728	MetLife, Inc.	65,819,304
1,370,499	Principal Financial Group, Inc.	81,160,951
1,671,693	Prudential Financial, Inc.	177,734,400

		653,667,354

	Materials - 4.3%
1,316,619	Ball Corp.	52,783,256
1,864,114	BHP Billiton plc ADR	78,926,587
751,967	Celanese Corp. Series A	81,716,254
1,547,623	International Paper Co.	79,795,442
616,679	PPG Industries, Inc.	65,293,972

		358,515,511

	Media - 2.7%
1,121,713	CBS Corp. Class B	55,188,280
5,336,985	Comcast Corp. Class A	167,527,959

		222,716,239

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
3,791,491	AstraZeneca plc ADR	134,711,675
2,970,434	Bristol-Myers Squibb Co.	154,848,725
1,019,889	Eli Lilly & Co.	82,682,401
2,164,940	Merck & Co., Inc.	127,450,018
200,600	Novartis AG ADR	15,384,014
3,273,907	Pfizer, Inc.	119,857,735

		634,934,568

	Real Estate - 2.3%
485,891	American Tower Corp. REIT	66,256,097
169,234	Boston Properties, Inc. REIT	20,546,700
1,456,144	Invitation Homes, Inc. REIT	33,695,172
434,637	Simon Property Group, Inc. REIT	67,951,148

		188,449,117

	Retailing - 2.1%
424,277	Expedia Group, Inc.	48,851,254
93,200	Home Depot, Inc.	17,223,360
602,913	Lowe’s Cos., Inc.	49,698,119
644,583	TJX Cos., Inc.	54,692,867

		170,465,600

	Semiconductors & Semiconductor Equipment - 4.5%
3,953,523	Intel Corp.	204,080,857
485,628	KLA-Tencor Corp.	49,407,793
1,017,882	QUALCOMM, Inc.	51,922,161
648,040	Texas Instruments, Inc.	65,730,697

		371,141,508

	Software & Services - 9.0%
384,719	Accenture plc Class A	58,169,513
157,961	Alliance Data Systems Corp.	32,073,981
196,489	Alphabet, Inc. Class A*	200,139,765
1,795,439	eBay, Inc.*	68,011,229
471,405	International Business Machines Corp.	68,334,869
3,415,588	Microsoft Corp.	319,425,790

		746,155,147

The accompanying notes are an integral part of these financial statements.

43

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Technology Hardware & Equipment - 4.7%
659,855	Apple, Inc.	$109,047,637
2,469,443	Cisco Systems, Inc.	109,371,630
3,538,197	HP, Inc.	76,035,854
895,337	Motorola Solutions, Inc.	98,334,863

		392,789,984

	Telecommunication Services - 3.2%
1,907,518	AT&T, Inc.	62,375,839
4,080,186	Verizon Communications, Inc.	201,357,179

		263,733,018

	Transportation - 3.8%
260,057	Canadian Pacific Railway Ltd.	47,444,799
904,168	Delta Air Lines, Inc.	47,215,653
593,237	Union Pacific Corp.	79,274,260
1,235,287	United Parcel Service, Inc. Class B	140,205,075

		314,139,787

	Utilities - 4.6%
1,504,543	Dominion Energy, Inc.	100,142,382
1,296,590	Edison International	84,952,577
1,882,618	Exelon Corp.	74,702,282
766,338	NextEra Energy, Inc.	125,610,462

		385,407,703

	Total Common Stocks (cost $5,961,266,058)	$8,043,243,730

	Total Long-Term Investments (cost $5,961,266,058)	$8,043,243,730

SHORT-TERM INVESTMENTS - 2.8%
	Other Investment Pools & Funds - 2.8%
231,696,968	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(1)	$231,696,968

	Total Short-Term Investments (cost $231,696,968)	$231,696,968

Total Investments (cost $6,192,963,026)	99.9%	$8,274,940,698
Other Assets and Liabilities	0.1%	9,714,397

Total Net Assets	100.0%	$8,284,655,095

The accompanying notes are an integral part of these financial statements.

44

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

45

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$41,617,325	$41,617,325	$—	$—
Banks	921,510,558	921,510,558	—	—
Capital Goods	338,717,339	338,717,339	—	—
Consumer Services	72,138,127	72,138,127	—	—
Diversified Financials	265,063,604	265,063,604	—	—
Energy	827,360,609	827,360,609	—	—
Food & Staples Retailing	160,938,518	160,938,518	—	—
Food, Beverage & Tobacco	183,308,921	183,308,921	—	—
Health Care Equipment & Services	465,495,766	465,495,766	—	—
Household & Personal Products	64,977,427	64,977,427	—	—
Insurance	653,667,354	653,667,354	—	—
Materials	358,515,511	358,515,511	—	—
Media	222,716,239	222,716,239	—	—
Pharmaceuticals, Biotechnology & Life Sciences	634,934,568	634,934,568	—	—
Real Estate	188,449,117	188,449,117	—	—
Retailing	170,465,600	170,465,600	—	—
Semiconductors & Semiconductor Equipment	371,141,508	371,141,508	—	—
Software & Services	746,155,147	746,155,147	—	—
Technology Hardware & Equipment	392,789,984	392,789,984	—	—
Telecommunication Services	263,733,018	263,733,018	—	—
Transportation	314,139,787	314,139,787	—	—
Utilities	385,407,703	385,407,703	—	—
Short-Term Investments	231,696,968	231,696,968	—	—

Total	$8,274,940,698	$8,274,940,698	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

46

The Hartford Equity Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Automobiles & Components - 0.6%
169,308	Cie Generale des Etablissements Michelin SCA	$23,808,577

	Banks - 13.4%
911,111	BB&T Corp.	48,106,661
1,650,554	JP Morgan Chase & Co.	179,547,264
456,325	M&T Bank Corp.	83,174,358
891,970	PNC Financial Services Group, Inc.	129,879,751
951,555	US Bancorp	48,005,950
1,516,104	Wells Fargo & Co.	78,776,764

		567,490,748

	Capital Goods - 6.4%
154,959	3M Co.	30,122,480
2,644,073	BAE Systems plc	22,184,343
322,666	Caterpillar, Inc.	46,580,064
828,713	Eaton Corp. plc	62,178,336
426,766	Honeywell International, Inc.	61,744,505
97,012	Raytheon Co.	19,881,639
240,496	United Technologies Corp.	28,895,595

		271,586,962

	Diversified Financials - 1.9%
82,679	BlackRock, Inc.	43,117,099
1,341,489	Invesco Ltd.	38,862,936

		81,980,035

	Energy - 13.3%
1,673,380	Canadian Natural Resources Ltd.	60,375,550
848,203	Chevron Corp.	106,118,677
724,372	Exxon Mobil Corp.	56,319,923
2,544,395	Kinder Morgan, Inc.	40,252,329
626,104	Occidental Petroleum Corp.	48,372,795
412,599	Phillips 66	45,926,395
699,415	Schlumberger Ltd.	47,951,892
2,800,677	Suncor Energy, Inc.	107,069,882
1,269,796	TransCanada Corp.	53,839,865

		566,227,308

	Food & Staples Retailing - 1.7%
713,870	Sysco Corp.	44,645,430
300,449	Walmart, Inc.	26,577,718

		71,223,148

	Food, Beverage & Tobacco - 5.5%
852,656	British American Tobacco plc	46,766,031
149,509	Diageo plc ADR	21,224,297
519,007	Kraft Heinz Co.	29,261,615
273,475	Nestle S.A.	21,186,129
318,089	PepsiCo, Inc.	32,107,904
1,024,962	Philip Morris International, Inc.	84,046,884

		234,592,860

	Health Care Equipment & Services - 3.3%
333,610	Abbott Laboratories	19,392,749
1,117,731	Koninklijke Philips N.V.	47,309,311
904,217	Medtronic plc	72,454,908

		139,156,968

	Household & Personal Products - 2.0%
1,506,231	Unilever N.V.	86,035,915

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Insurance - 8.1%
779,818	American International Group, Inc.	$43,669,808
607,029	Chubb Ltd.	82,355,624
784,821	Marsh & McLennan Cos., Inc.	63,962,912
1,751,978	MetLife, Inc.	83,516,791
661,374	Principal Financial Group, Inc.	39,166,568
236,563	Travelers Cos., Inc.	31,131,691

		343,803,394

	Materials - 2.9%
1,247,542	DowDuPont, Inc.	78,894,556
829,779	International Paper Co.	42,783,405

		121,677,961

	Media - 1.2%
1,630,564	Comcast Corp. Class A	51,183,404

	Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
130,043	Amgen, Inc.	22,689,903
952,405	Bristol-Myers Squibb Co.	49,648,873
996,609	Eli Lilly & Co.	80,795,091
889,757	Johnson & Johnson	112,545,363
1,170,124	Merck & Co., Inc.	68,885,200
630,109	Novartis AG	48,502,194
2,587,062	Pfizer, Inc.	94,712,340
185,795	Roche Holding AG	41,281,300

		519,060,264

	Real Estate - 1.1%
461,046	Crown Castle International Corp. REIT	46,505,710

	Retailing - 1.2%
281,283	Home Depot, Inc.	51,981,098

	Semiconductors & Semiconductor Equipment - 6.3%
907,757	Analog Devices, Inc.	79,292,574
86,930	Broadcom, Inc.	19,943,481
1,849,885	Intel Corp.	95,491,064
725,969	Maxim Integrated Products, Inc.	39,565,310
617,004	QUALCOMM, Inc.	31,473,374

		265,765,803

	Software & Services - 1.0%
459,458	Microsoft Corp.	42,968,512

	Technology Hardware & Equipment - 3.0%
2,917,387	Cisco Systems, Inc.	129,211,070

	Telecommunication Services - 3.3%
921,746	BCE, Inc.	39,118,299
2,062,321	Verizon Communications, Inc.	101,775,541

		140,893,840

	Transportation - 2.1%
664,263	Union Pacific Corp.	88,765,465

	Utilities - 7.4%
666,145	American Electric Power Co., Inc.	46,616,827
733,865	Dominion Energy, Inc.	48,846,054
200,654	Duke Energy Corp.	16,084,425
249,142	Edison International	16,323,784
771,426	Eversource Energy	46,478,417
351,287	NextEra Energy, Inc.	57,579,452

The accompanying notes are an integral part of these financial statements.

47

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Utilities - 7.4% - (continued)
438,493	Sempra Energy	$49,023,517
743,057	Xcel Energy, Inc.	34,804,790

		315,757,266

	Total Common Stocks (cost $3,322,835,479)	$4,159,676,308

	Total Long-Term Investments (cost $3,322,835,479)	$4,159,676,308

SHORT-TERM INVESTMENTS - 2.1%
	Other Investment Pools & Funds - 2.1%
87,561,040	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(1)	$87,561,040

	Total Short-Term Investments (cost $87,561,040)	$87,561,040

Total Investments (cost $3,410,396,519)	100.0%	$4,247,237,348
Other Assets and Liabilities	0.0%	677,737

Total Net Assets	100.0%	$4,247,915,085

The accompanying notes are an integral part of these financial statements.

48

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

49

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$23,808,577	$—	$23,808,577	$—
Banks	567,490,748	567,490,748	—	—
Capital Goods	271,586,962	249,402,619	22,184,343	—
Diversified Financials	81,980,035	81,980,035	—	—
Energy	566,227,308	566,227,308	—	—
Food & Staples Retailing	71,223,148	71,223,148	—	—
Food, Beverage & Tobacco	234,592,860	166,640,700	67,952,160	—
Health Care Equipment & Services	139,156,968	91,847,657	47,309,311	—
Household & Personal Products	86,035,915	86,035,915	—	—
Insurance	343,803,394	343,803,394	—	—
Materials	121,677,961	121,677,961	—	—
Media	51,183,404	51,183,404	—	—
Pharmaceuticals, Biotechnology & Life Sciences	519,060,264	429,276,770	89,783,494	—
Real Estate	46,505,710	46,505,710	—	—
Retailing	51,981,098	51,981,098	—	—
Semiconductors & Semiconductor Equipment	265,765,803	265,765,803	—	—
Software & Services	42,968,512	42,968,512	—	—
Technology Hardware & Equipment	129,211,070	129,211,070	—	—
Telecommunication Services	140,893,840	140,893,840	—	—
Transportation	88,765,465	88,765,465	—	—
Utilities	315,757,266	315,757,266	—	—
Short-Term Investments	87,561,040	87,561,040	—	—

Total	$4,247,237,348	$3,996,199,463	$251,037,885	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

50

The Hartford Growth Opportunities Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0%
	Automobiles & Components - 1.3%
219,597	Tesla, Inc.*(1)	$64,539,558

	Capital Goods - 4.1%
365,930	Deere & Co.	49,521,307
266,986	Harris Corp.	41,761,950
289,907	IDEX Corp.	38,748,970
55,900	nLight, Inc.*	1,393,587
382,282	Rockwell Automation, Inc.	62,896,857

		194,322,671

	Commercial & Professional Services - 3.6%
4,699,086	ADT, Inc.(1)	41,868,856
35,500	Ceridian HCM Holding, Inc.*	1,121,090
285,178	CoStar Group, Inc.*	104,563,366
63,425	Klarna Holding AB*(2)(3)(4)(5)	8,706,166
1,608,652	Landscape Acquisition Holdings Ltd.*	14,799,598

		171,059,076

	Consumer Durables & Apparel - 3.1%
44,739	Mohawk Industries, Inc.*	9,389,821
350,843	Polaris Industries, Inc.	36,775,363
1,414,553	Skechers USA, Inc. Class A*	40,314,761
1,410,555	Under Armour, Inc. Class A*(1)	25,051,457
2,285,089	Under Armour, Inc. Class C*(1)	35,076,116

		146,607,518

	Consumer Services - 3.4%
4,858,252	DraftKings, Inc.*(2)(3)(4)(5)	6,461,475
641,253	Hilton Worldwide Holdings, Inc.	50,556,387
1,443,511	Melco Resorts & Entertainment Ltd. ADR	45,051,978
273,452	Vail Resorts, Inc.	62,705,278

		164,775,118

	Diversified Financials - 4.9%
1,062,841	American Express Co.	104,955,549
3,804,996	J2 Acquisition Ltd.*(3)	36,033,312
2,063,598	Ocean Outdoor Ltd.*(3)(4)(5)	19,758,951
1,500,000	Platinum Eagle Acquisition Corp.*	15,270,000
991,922	TD Ameritrade Holding Corp.	57,620,749

		233,638,561

	Energy - 2.1%
160,512	Diamondback Energy, Inc.*	20,617,766
179,088	EOG Resources, Inc.	21,162,829
1,211,411	Newfield Exploration Co.*	36,100,048
1,350,253	WPX Energy, Inc.*	23,075,824

		100,956,467

	Food, Beverage & Tobacco - 1.0%
752,223	Lamb Weston Holdings, Inc.	49,135,206

	Health Care Equipment & Services - 7.5%
260,513	Align Technology, Inc.*	65,089,173
1,194,529	Baxter International, Inc.	83,019,766
486,946	DexCom, Inc.*	35,634,708
646,325	Edwards Lifesciences Corp.*	82,315,952
575,777	Insulet Corp.*	49,516,822
564,998	Veeva Systems, Inc. Class A*	39,623,310

		355,199,731

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Materials - 3.4%
1,383,239	ArcelorMittal*	$46,808,808
527,630	Packaging Corp. of America	61,041,515
467,443	Vulcan Materials Co.	52,208,708

		160,059,031

	Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
1,214,177	AstraZeneca plc ADR	43,139,709
1,855,048	Exact Sciences Corp.*	92,770,950
427,239	Ionis Pharmaceuticals, Inc.*	18,384,094
108,123	Nektar Therapeutics*	9,045,570
391,103	Seattle Genetics, Inc.*	20,020,563
119,779	TESARO, Inc.*	6,097,949

		189,458,835

	Real Estate - 1.0%
29,564	WeWork Companies, Inc. Class A, REIT*(2)(3)(4)(5)	1,531,711
3,527,741	Williams Corp.*(1)	45,155,085

		46,686,796

	Retailing - 12.2%
168,750	Amazon.com, Inc.*	264,284,438
585,105	Dollar Tree, Inc.*	56,105,718
825,626	Floor & Decor Holdings, Inc. Class A*	45,896,549
116,585	Honest Co.*(2)(3)(4)(5)	2,061,223
123,196	JAND, Inc. Class A*(2)(3)(4)(5)	1,652,058
252,388	Netflix, Inc.*	78,861,155
503,167	Tiffany & Co.	51,740,663
171,581	Tory Burch LLC*(2)(3)(4)(5)	9,428,374
604,800	TripAdvisor, Inc.*	22,631,616
756,979	Wayfair, Inc. Class A*(1)	47,159,792

		579,821,586

	Semiconductors & Semiconductor Equipment - 4.8%
539,865	Microchip Technology, Inc.	45,165,106
1,401,340	Micron Technology, Inc.*	64,433,613
348,314	NVIDIA Corp.	78,335,818
1,323,216	Teradyne, Inc.	43,070,681

		231,005,218

	Software & Services - 34.9%
572,546	2U, Inc.*	46,084,228
322,844	Adobe Systems, Inc.*	71,542,230
185,854	Alphabet, Inc. Class C*	189,074,850
369,823	Atlassian Corp. plc Class A*	20,702,692
454,590	Autodesk, Inc.*	57,232,881
1,530,531	Facebook, Inc. Class A*	263,251,332
268,136	FleetCor Technologies, Inc.*	55,579,230
557,791	ForeScout Technologies, Inc.*	17,843,734
452,833	Global Payments, Inc.	51,192,771
1,052,023	Guidewire Software, Inc.*	89,022,186
1,243,661	PayPal Holdings, Inc.*	92,789,547
911,654	salesforce.com, Inc.*	110,301,017
545,171	ServiceNow, Inc.*	90,574,710
558,290	Shopify, Inc. Class A*	74,604,293
646,531	Spotify Technology S.A.*	104,524,667
1,536,829	SS&C Technologies Holdings, Inc.	76,303,560
1,352,883	Trade Desk, Inc. Class A*(1)	69,227,023
306,826	Weibo Corp. ADR*	35,137,714
749,890	Wix.com Ltd.*	61,678,452
665,567	Workday, Inc. Class A*	83,089,384

		1,659,756,501

The accompanying notes are an integral part of these financial statements.

51

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Technology Hardware & Equipment - 1.6%
177,405	IPG Photonics Corp.*	$37,792,587
300,032	Zebra Technologies Corp. Class A*	40,453,315

		78,245,902

	Transportation - 1.1%
876,614	CSX Corp.	52,062,105

	Total Common Stocks (cost $4,021,812,933)	$4,477,329,880

PREFERRED STOCKS - 4.6%
	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC Series C*(2)(3)(4)(5)	$13,786,675

	Real Estate - 0.8%
404,267	WeWork Companies, Inc. Class D-1*(2)(3)(4)(5)	20,945,073
317,638	WeWork Companies, Inc. Class D-2*(2)(3)(4)(5)	16,456,825

		37,401,898

	Retailing - 0.5%
4,434,460	Coupang LLC*(2)(3)(4)(5)	22,070,751
275,096	JAND, Inc. Series D*(2)(3)(4)(5)	3,801,827

		25,872,578

	Software & Services - 3.0%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)(4)(5)	11,791,011
169,309	General Assembly Space, Inc. Series D*(2)(3)(4)(5)	11,412,053
743,470	Lookout, Inc. Series F*(2)(3)(4)(5)	6,148,497
1,078,374	MarkLogic Corp. Series F*(2)(3)(4)(5)	10,697,470
1,410,890	Pinterest, Inc. Series G*(2)(3)(4)(5)	8,973,260
1,815,430	Uber Technologies, Inc. Series D*(2)(3)(4)(5)	63,721,593
1,597,411	Zuora, Inc. Series F*(2)(3)(4)(5)(6)	27,980,091

		140,723,975

	Total Preferred Stocks (cost $127,087,962)	$217,785,126

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
272,032	Honest Co. Series C*(2)(3)(4)(5)	$8,302,417

	Total Convertible Preferred Stocks (cost $7,360,451)	$8,302,417

ESCROWS - 0.1%
	Capital Goods - 0.0%
4,106,956	Lithium Technology Corp., Escrow*(2)(3)(4)(5)	$1,232,087

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc., Escrow*(2)(3)(4)(5)	166,290

	Software & Services - 0.1%
1,526,069	Birst, Inc. Escrow*(2)(3)(4)(5)	289,953
1,526,069	Birst, Inc. Earn Out Escrow*(2)(3)(4)(5)	1
566,228	Veracode, Inc. Escrow*(2)(3)(4)(5)	2,276,237

		2,566,191

	Total Escrows (cost $ –)	$3,964,568

Shares or Principal Amount		Market Value†
WARRANTS - 0.1%
	Commercial & Professional Services - 0.0%
1,609,100	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	$965,460

	Diversified Financials - 0.0%
3,804,100	J2 Acquisition Ltd. Expires 9/7/27*	1,864,009

	Real Estate - 0.1%
1,928,514	Williams Corp. Expires 9/16/20*	2,796,345

	Total Warrants (cost $1,731,939)	$5,625,814

	Total Long-Term Investments (cost $4,157,993,285)	$4,713,007,805

SHORT-TERM INVESTMENTS - 3.8%
	Other Investment Pools & Funds - 0.5%
23,293,631	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(7)	$23,293,631

	Securities Lending Collateral - 3.3%
7,876,112	Citibank NA DDCA, 1.50%, 5/1/2018(7)	7,876,112
83,817,342	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(7)	83,817,342
65,828,788	Invesco Government & Agency Portfolio, 1.60%(7)	65,828,788

		157,522,242

	Total Short-Term Investments (cost $180,815,873)	$180,815,873

Total Investments (cost $4,338,809,158)	102.8%	$4,893,823,678
Other Assets and Liabilities	(2.8)%	(134,289,691)

Total Net Assets	100.0%	$4,759,533,987

The accompanying notes are an integral part of these financial statements.

52

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $315,685,381, which represents 6.6% of total net assets.

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $279,652,069, which represents 5.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $279,652,069, which represented 5.9% of total net assets.

(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
01/2015	Zuora, Inc. Series F Preferred	1,597,411	$12,138,091	$27,980,091

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

53

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$64,539,558	$64,539,558	$—	$—
Capital Goods	194,322,671	194,322,671	—	—
Commercial & Professional Services	171,059,076	162,352,910	—	8,706,166
Consumer Durables & Apparel	146,607,518	146,607,518	—	—
Consumer Services	164,775,118	158,313,643	—	6,461,475
Diversified Financials	233,638,561	213,879,610	—	19,758,951
Energy	100,956,467	100,956,467	—	—
Food, Beverage & Tobacco	49,135,206	49,135,206	—	—
Health Care Equipment & Services	355,199,731	355,199,731	—	—
Materials	160,059,031	160,059,031	—	—
Pharmaceuticals, Biotechnology & Life Sciences	189,458,835	189,458,835	—	—
Real Estate	46,686,796	45,155,085	—	1,531,711
Retailing	579,821,586	566,679,931	—	13,141,655
Semiconductors & Semiconductor Equipment	231,005,218	231,005,218	—	—
Software & Services	1,659,756,501	1,659,756,501	—	—
Technology Hardware & Equipment	78,245,902	78,245,902	—	—
Transportation	52,062,105	52,062,105	—	—
Preferred Stocks	217,785,126	—	—	217,785,126
Convertible Preferred Stocks	8,302,417	—	—	8,302,417
Escrows	3,964,568	—	—	3,964,568
Warrants	5,625,814	5,625,814	—	—
Short-Term Investments	180,815,873	180,815,873	—	—

Total	$4,893,823,678	$4,614,171,609	$—	$279,652,069

(1)	For the six-month period ended April 30, 2018, investments valued at $15,167,450 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2018:

	Common Stocks	Convertible Preferred Stocks	Escrows	Preferred Stocks	Total
Beginning balance	$45,874,568	$8,302,417	$—	$254,192,119	$308,369,104
Conversions*	(4,152,445)	—	4,152,445	—	—
Purchases	5,174,466	—	—	—	5,174,466
Sales	(13,119,296)	—	—	(24,393,755)	(37,513,051)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	1,820,419	—	—	8,655,166	10,475,585
Net change in unrealized appreciation/depreciation	(1,165,204)	—	(187,877)	(20,668,404)	(22,021,485)
Transfers into Level 3	15,167,450	—	—	—	15,167,450
Transfers out of Level 3	—	—	—	—	—

Ending balance	$49,599,958	$8,302,417	$3,964,568	$217,785,126	$279,652,069

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2018 was $(10,234,195).

*	Private Equity securities that were a common stock are now trading as escrow.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

54

The Hartford Healthcare Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Biotechnology - 25.8%
838,179	Aduro Biotech, Inc.*(1)	$5,783,435
129,992	Aimmune Therapeutics, Inc.*	4,034,952
314,670	Alder Biopharmaceuticals, Inc.*(1)	4,468,314
529,406	Alkermes plc*	23,436,804
146,044	Alnylam Pharmaceuticals, Inc.*	13,805,539
166,933	Arena Pharmaceuticals, Inc.*	6,650,611
237,816	Audentes Therapeutics, Inc.*	8,884,806
43,938	Biogen, Inc.*	12,021,437
46,475	Biohaven Pharmaceutical Holding Co., Ltd.*	1,355,211
106,046	Bluebird Bio, Inc.*	18,043,727
263,659	Calithera Biosciences, Inc.*	1,621,503
162,320	Celgene Corp.*	14,138,072
399,988	Clementia Pharmaceuticals, Inc.*(1)	6,507,805
945,547	Coherus Biosciences, Inc.*(1)	11,441,119
490,070	Cytokinetics, Inc.*	4,067,581
287,561	G1 Therapeutics, Inc.*	11,027,964
79,951	Galapagos N.V.*	7,163,903
72,495	Genmab A/S*	14,636,607
258,981	Global Blood Therapeutics, Inc.*(1)	11,434,011
532,841	GlycoMimetics, Inc.*	8,999,684
128,756	Incyte Corp.*	7,975,147
87,222	Innate Pharma S.A.*(1)	667,399
460,233	Ironwood Pharmaceuticals, Inc.*	8,339,422
378,749	Karyopharm Therapeutics, Inc.*	4,954,037
225,663	Loxo Oncology, Inc.*	28,413,228
339,246	Momenta Pharmaceuticals, Inc.*	7,056,317
365,456	Nightstar Therapeutics plc ADR*(1)	5,229,675
502,763	Portola Pharmaceuticals, Inc.*	18,164,827
178,993	Radius Health, Inc.*(1)	5,405,589
38,956	Regeneron Pharmaceuticals, Inc.*	11,830,158
1,650,779	Rigel Pharmaceuticals, Inc.*	5,959,312
482,171	Seattle Genetics, Inc.*	24,682,333
606,112	Syndax Pharmaceuticals, Inc.*	6,327,809
103,286	TESARO, Inc.*	5,258,290
692,529	Trevena, Inc.*	1,288,104
107,895	Ultragenyx Pharmaceutical, Inc.*	5,485,382
140,137	UroGen Pharma Ltd.*	7,850,475
141,967	Vertex Pharmaceuticals, Inc.*	21,743,666
106,133	Zealand Pharma A/S ADR*	1,581,382

		367,735,637

	Drug Retail - 1.2%
208,116	Walgreens Boots Alliance, Inc.	13,829,308
28,277	Zur Rose Group AG*(1)	3,314,735

		17,144,043

	Health Care Distributors - 2.9%
237,936	Cardinal Health, Inc.	15,268,353
164,634	McKesson Corp.	25,717,477
43,709	Owens & Minor, Inc.	710,271

		41,696,101

	Health Care Equipment - 22.1%
506,080	Abbott Laboratories	29,418,430
291,147	AtriCure, Inc.*	6,472,198
109,280	Baxter International, Inc.	7,594,960
111,554	Becton Dickinson and Co.	25,866,026
1,457,150	Boston Scientific Corp.*	41,849,348
78,080	Danaher Corp.	7,832,986
122,922	Edwards Lifesciences Corp.*	15,655,346
562,209	Globus Medical, Inc. Class A*	28,779,479

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Health Care Equipment - 22.1% - (continued)
166,866	Hologic, Inc.*	$6,472,732
604,777	K2M Group Holdings, Inc.*	11,551,241
180,225	Koninklijke Philips N.V.	7,628,240
757,533	Medtronic plc	60,701,119
96,300	NuVasive, Inc.*	5,124,123
51,500	Siemens Healthineers AG*(2)	2,007,849
236,057	Stryker Corp.	39,992,777
58,947	Teleflex, Inc.	15,790,722
27,899	Zimmer Biomet Holdings, Inc.	3,213,128

		315,950,704

	Health Care Facilities - 2.8%
202,073	Acadia Healthcare Co., Inc.*	7,189,757
3,818,500	China Resources Phoenix Healthcare Holdings Co., Ltd.	4,991,013
711,511	Georgia Healthcare Group plc*(2)	2,713,317
170,111	HCA Healthcare, Inc.	16,286,427
95,964	LifePoint Health, Inc.*	4,596,676
43,011	Universal Health Services, Inc. Class B	4,911,856

		40,689,046

	Health Care Services - 0.3%
110,456	Envision Healthcare Corp.*	4,105,649

	Health Care Supplies - 1.0%
100,468	DENTSPLY SIRONA, Inc.	5,057,559
409,367	Endologix, Inc.*	1,764,372
433,855	OraSure Technologies, Inc.*	7,692,249

		14,514,180

	Health Care Technology - 2.5%
112,719	athenahealth, Inc.*	13,804,696
102,172	Cerner Corp.*	5,951,519
406,361	HMS Holdings Corp.*	7,318,562
66,000	Ping An Healthcare and Technology Co., Ltd.*(3)(4)	460,818
184,744	Teladoc, Inc.*(1)	7,943,992

		35,479,587

	Life Sciences Tools & Services - 3.7%
56,897	ICON plc*	6,692,794
233,189	Syneos Health, Inc.*	8,884,501
173,925	Thermo Fisher Scientific, Inc.	36,585,124
70,000	Wuxi Biologics Cayman, Inc.*(2)	634,966

		52,797,385

	Managed Health Care - 11.9%
35,493	Aetna, Inc.	6,355,022
109,959	Anthem, Inc.	25,949,224
120,171	Cigna Corp.	20,647,781
26,852	Humana, Inc.	7,899,321
50,440	Molina Healthcare, Inc.*	4,199,130
512,600	Qualicorp S.A.	3,562,974
374,629	UnitedHealth Group, Inc.	88,562,296
58,601	WellCare Health Plans, Inc.*	12,022,581

		169,198,329

	Pharmaceuticals - 22.6%
271,511	Allergan plc	41,717,665
940,301	AstraZeneca plc ADR	33,408,895
997,922	Bristol-Myers Squibb Co.	52,021,674
120,090	Chugai Pharmaceutical Co., Ltd.	6,333,472
411,800	Clearside Biomedical, Inc.*	5,015,724

The accompanying notes are an integral part of these financial statements.

55

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Pharmaceuticals - 22.6% - (continued)
219,698	Dermira, Inc.*	$2,001,449
252,070	Eisai Co., Ltd.	16,906,086
434,750	Eli Lilly & Co.	35,245,183
278,999	Evolus, Inc.*(1)	1,911,143
65,113	Hikma Pharmaceuticals plc	1,148,101
190,766	Impax Laboratories, Inc.*	3,586,401
167,823	Intersect ENT, Inc.*	6,704,529
54,588	Johnson & Johnson	6,904,836
85,545	Kala Pharmaceuticals, Inc.*	1,284,886
413,857	Medicines Co.*	12,452,957
1,020,809	MediWound Ltd.*	5,614,450
485,037	Mylan N.V.*	18,800,034
323,707	MyoKardia, Inc.*	15,991,126
1,491,719	Nabriva Therapeutics plc*	7,160,251
382,660	Ono Pharmaceutical Co., Ltd.	8,845,284
304,852	Revance Therapeutics, Inc.*	8,520,613
150,510	Shionogi & Co., Ltd.	7,734,964
2,535,100	Sino Biopharmaceutical Ltd.	5,338,436
75,050	Takeda Pharmaceutical Co., Ltd.	3,160,357
220,059	Teva Pharmaceutical Industries Ltd. ADR	3,956,661
146,706	UCB S.A.	11,049,025

		322,814,202

	Total Common Stocks (cost $1,197,412,215)	$1,382,124,863

	Total Long-Term Investments (cost $1,197,412,215)	$1,382,124,863

SHORT-TERM INVESTMENTS - 3.3%
	Other Investment Pools & Funds - 2.0%
28,643,273	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(5)	$28,643,273

	Securities Lending Collateral - 1.3%
919,651	Citibank NA DDCA, 1.50%, 5/1/2018(5)	919,651
9,786,899	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(5)	9,786,899
7,686,473	Invesco Government & Agency Portfolio, 1.60%(5)	7,686,473

		18,393,023

	Total Short-Term Investments (cost $47,036,296)	$47,036,296

Total Investments (cost $1,244,448,511)	100.1%	$1,429,161,159
Other Assets and Liabilities	(0.1)%	(1,720,333)

Total Net Assets	100.0%	$1,427,440,826

The accompanying notes are an integral part of these financial statements.

56

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $5,356,132, which represented 0.4% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $460,818, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited.

At April 30, 2018, the aggregate value of this security was $460,818, which represented 0.0% of total net assets.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

The accompanying notes are an integral part of these financial statements.

57

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$367,735,637	$345,267,728	$22,467,909	$—
Drug Retail	17,144,043	13,829,308	3,314,735	—
Health Care Distributors	41,696,101	41,696,101	—	—
Health Care Equipment	315,950,704	308,322,464	7,628,240	—
Health Care Facilities	40,689,046	35,698,033	4,991,013	—
Health Care Services	4,105,649	4,105,649	—	—
Health Care Supplies	14,514,180	14,514,180	—	—
Health Care Technology	35,479,587	35,018,769	—	460,818
Life Sciences Tools & Services	52,797,385	52,162,419	634,966	—
Managed Health Care	169,198,329	169,198,329	—	—
Pharmaceuticals	322,814,202	262,298,477	60,515,725	—
Short-Term Investments	47,036,296	47,036,296	—	—

Total	$1,429,161,159	$1,329,147,753	$99,552,588	$460,818

(1)	For the six-month period ended April 30, 2018, investments valued at $6,197,366 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

58

The Hartford MidCap Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.3%
780,290	Harley-Davidson, Inc.	$32,093,328

	Banks - 6.4%
871,283	Cullen/Frost Bankers, Inc.	99,718,340
749,047	East West Bancorp, Inc.	49,901,511
204,421	First Citizens BancShares, Inc. Class A	88,369,154
1,513,339	First Republic Bank	140,543,793
840,955	M&T Bank Corp.	153,280,868
724,726	Pinnacle Financial Partners, Inc.	46,418,700
1,107,004	Prosperity Bancshares, Inc.	79,449,677
978,735	South State Corp.	84,709,514

		742,391,557

	Capital Goods - 7.4%
1,787,254	Allison Transmission Holdings, Inc.	69,685,034
1,511,017	Fastenal Co.	75,535,740
1,663,616	HEICO Corp. Class A	120,029,894
1,488,585	IDEX Corp.	198,964,271
1,017,465	Lennox International, Inc.	196,747,207
527,022	Lincoln Electric Holdings, Inc.	43,674,313
576,524	Middleby Corp.*	72,549,780
1,177,715	PACCAR, Inc.	74,985,114

		852,171,353

	Commercial & Professional Services - 9.6%
120,100	Ceridian HCM Holding, Inc.*	3,792,758
386,992	Cimpress N.V.*	55,653,320
657,541	Cintas Corp.	111,979,232
404,321	CoStar Group, Inc.*	148,248,338
1,137,332	Dun & Bradstreet Corp.	131,145,753
1,879,628	KAR Auction Services, Inc.	97,721,860
1,930,867	Robert Half International, Inc.	117,300,170
4,202,597	TransUnion*	272,790,571
319,889	UniFirst Corp.	51,374,173
1,567,449	Waste Connections, Inc.	113,326,563

		1,103,332,738

	Consumer Durables & Apparel - 2.0%
56,361	NVR, Inc.*	174,719,100
3,692,571	Under Armour, Inc. Class C*(1)	56,680,965

		231,400,065

	Consumer Services - 1.2%
1,699,396	Choice Hotels International, Inc.	136,036,650

	Diversified Financials - 3.8%
350,910	Credit Acceptance Corp.*(1)	116,095,064
657,052	FactSet Research Systems, Inc.	124,255,104
513,254	MSCI, Inc.	76,900,847
1,168,001	Northern Trust Corp.	124,684,107

		441,935,122

	Energy - 4.9%
606,579	Cimarex Energy Co.	61,015,782
793,209	Diamondback Energy, Inc.*	101,887,696
4,603,228	Newfield Exploration Co.*	137,176,194
1,281,848	RSP Permian, Inc.*	63,592,479
12,063,208	WPX Energy, Inc.*	206,160,225

		569,832,376

	Food & Staples Retailing - 0.7%
862,340	PriceSmart, Inc.	75,540,984

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 4.9%
950,027	Integra LifeSciences Holdings Corp.*	$58,550,164
1,433,343	STERIS plc	135,479,580
548,689	Teleflex, Inc.	146,982,809
1,064,423	Varian Medical Systems, Inc.*	123,036,655
1,429,321	Veeva Systems, Inc. Class A*	100,238,282

		564,287,490

	Insurance - 5.5%
152,212	Alleghany Corp.	87,471,670
185,568	Fairfax Financial Holdings Ltd.	102,735,544
1,852,010	FNF Group	68,209,528
196,217	Markel Corp.*	221,733,059
83,366	White Mountains Insurance Group Ltd.	72,135,766
1,029,694	WR Berkley Corp.	76,773,984

		629,059,551

	Materials - 3.1%
3,437,937	Ball Corp.	137,826,894
1,469,328	Packaging Corp. of America	169,986,556
1,928,551	Silgan Holdings, Inc.	54,134,427

		361,947,877

	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
1,544,127	Aerie Pharmaceuticals, Inc.*	79,059,302
1,423,193	Agios Pharmaceuticals, Inc.*	119,420,125
2,747,828	Alkermes plc*	121,646,345
223,530	Alnylam Pharmaceuticals, Inc.*	21,130,291
536,431	BeiGene Ltd. ADR*	90,967,969
430,888	Bluebird Bio, Inc.*	73,315,593
2,805,671	Ionis Pharmaceuticals, Inc.*	120,728,023
3,714,480	Ironwood Pharmaceuticals, Inc.*	67,306,378
209,091	Mettler-Toledo International, Inc.*	117,076,324
1,286,155	Neurocrine Biosciences, Inc.*	104,281,447
958,628	Sage Therapeutics, Inc.*	137,965,742
642,620	Seattle Genetics, Inc.*	32,895,718
1,119,019	Spark Therapeutics, Inc.*	85,403,530
1,105,774	TESARO, Inc.*	56,294,954
1,814,558	Ultragenyx Pharmaceutical, Inc.*	92,252,129
551,037	Waters Corp.*	103,820,881

		1,423,564,751

	Real Estate - 1.2%
2,804,137	Equity Commonwealth REIT*	86,900,206
2,689,014	Redfin Corp.*(1)	57,544,899

		144,445,105

	Retailing - 2.0%
2,299,747	CarMax, Inc.*	143,734,187
2,208,556	TripAdvisor, Inc.*	82,644,166

		226,378,353

	Semiconductors & Semiconductor Equipment - 2.2%
1,300,046	MKS Instruments, Inc.	133,124,710
1,259,455	Silicon Laboratories, Inc.*	117,003,370

		250,128,080

	Software & Services - 19.5%
428,662	2U, Inc.*	34,503,004
2,439,708	Akamai Technologies, Inc.*	174,805,078
1,659,188	Black Knight, Inc.*	80,719,496
1,656,529	Blackbaud, Inc.	173,869,284
115,100	DocuSign, Inc.*	4,446,313

The accompanying notes are an integral part of these financial statements.

59

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 19.5% - (continued)
7,769,638	Genpact Ltd.	$247,773,756
2,038,414	Global Payments, Inc.	230,442,703
1,104,994	GrubHub, Inc.*	111,759,093
1,504,183	Guidewire Software, Inc.*	127,283,966
425,212	Proofpoint, Inc.*	50,149,503
681,164	PTC, Inc.*	56,093,856
4,289,685	Teradata Corp.*	175,533,910
1,739,838	Total System Services, Inc.	146,250,782
1,900,314	VeriSign, Inc.*	223,134,870
1,485,883	WEX, Inc.*	240,594,175
1,208,230	Zillow Group, Inc. Class A*	58,442,085
2,235,500	Zillow Group, Inc. Class C*(1)	108,399,395

		2,244,201,269

	Technology Hardware & Equipment - 7.3%
2,898,596	CDW Corp.	206,640,909
2,995,170	CommScope Holding Co., Inc.*	114,475,397
361,922	F5 Networks, Inc.*	59,025,859
3,236,371	II-VI, Inc.*	123,305,735
2,866,794	Keysight Technologies, Inc.*	148,155,914
3,849,401	National Instruments Corp.	157,402,007
967,206	Trimble, Inc.*	33,465,328

		842,471,149

	Transportation - 3.6%
323,003	AMERCO	109,019,972
1,992,933	Genesee & Wyoming, Inc. Class A*	141,896,830
4,917,857	JetBlue Airways Corp.*	94,373,676
1,964,218	Spirit Airlines, Inc.*	70,161,867

		415,452,345

	Utilities - 1.9%
832,625	Black Hills Corp.	47,193,185
1,348,719	NiSource, Inc.	32,895,256
2,938,137	UGI Corp.	142,176,450

		222,264,891

	Total Common Stocks (cost $9,032,020,593)	$11,508,935,034

	Total Long-Term Investments (cost $9,032,020,593)	$11,508,935,034

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Other Investment Pools & Funds - 0.4%
48,148,547	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(2)	$48,148,547

	Securities Lending Collateral - 0.9%
5,130,961	Citibank NA DDCA, 1.50%, 5/1/2018(2)	5,130,961
54,603,526	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(2)	54,603,526
42,884,729	Invesco Government & Agency Portfolio, 1.60%(2)	42,884,729

		102,619,216

	Total Short-Term Investments (cost $150,767,763)	$150,767,763

Total Investments (cost $9,182,788,356)	101.1%	$11,659,702,797
Other Assets and Liabilities	(1.1)%	(123,606,425)

Total Net Assets	100.0%	$11,536,096,372

The accompanying notes are an integral part of these financial statements.

60

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

61

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$32,093,328	$32,093,328	$—	$—
Banks	742,391,557	742,391,557	—	—
Capital Goods	852,171,353	852,171,353	—	—
Commercial & Professional Services	1,103,332,738	1,103,332,738	—	—
Consumer Durables & Apparel	231,400,065	231,400,065	—	—
Consumer Services	136,036,650	136,036,650	—	—
Diversified Financials	441,935,122	441,935,122	—	—
Energy	569,832,376	569,832,376	—	—
Food & Staples Retailing	75,540,984	75,540,984	—	—
Health Care Equipment & Services	564,287,490	564,287,490	—	—
Insurance	629,059,551	629,059,551	—	—
Materials	361,947,877	361,947,877	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,423,564,751	1,423,564,751	—	—
Real Estate	144,445,105	144,445,105	—	—
Retailing	226,378,353	226,378,353	—	—
Semiconductors & Semiconductor Equipment	250,128,080	250,128,080	—	—
Software & Services	2,244,201,269	2,244,201,269	—	—
Technology Hardware & Equipment	842,471,149	842,471,149	—	—
Transportation	415,452,345	415,452,345	—	—
Utilities	222,264,891	222,264,891	—	—
Short-Term Investments	150,767,763	150,767,763	—	—

Total	$11,659,702,797	$11,659,702,797	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

62

The Hartford MidCap Value Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 1.1%
362	GKN plc	$2,298
290,416	Goodyear Tire & Rubber Co.	7,292,346

		7,294,644

	Banks - 13.2%
210,715	BancorpSouth Bank	6,964,131
170,737	Bank of the Ozarks, Inc.	7,990,492
152,639	Comerica, Inc.	14,436,597
142,200	IBERIABANK Corp.	10,657,890
190,535	MB Financial, Inc.	8,120,602
102,707	Pinnacle Financial Partners, Inc.	6,578,383
95,804	South State Corp.	8,291,836
442,120	Sterling Bancorp	10,500,350
150,749	Western Alliance Bancorp*	8,891,176
171,915	Zions Bancorporation	9,412,346

		91,843,803

	Capital Goods - 10.1%
122,258	Granite Construction, Inc.	6,403,874
63,487	Harris Corp.	9,930,637
86,741	Hubbell, Inc.	9,008,920
160,730	JELD-WEN Holding, Inc.*	4,518,120
12,272	Melrose Industries plc	38,482
545,530	Milacron Holdings Corp.*	9,835,906
93,859	Moog, Inc. Class A*	7,693,622
733,295	Sanwa Holdings Corp.	9,416,308
177,865	Sensata Technologies Holding plc*	9,021,313
72,892	WESCO International, Inc.*	4,340,719

		70,207,901

	Commercial & Professional Services - 2.6%
369,168	Atento S.A.	2,768,760
178,703	Clean Harbors, Inc.*	8,184,597
61,703	Dun & Bradstreet Corp.	7,114,973

		18,068,330

	Consumer Durables & Apparel - 1.2%
49,932	D.R. Horton, Inc.	2,203,998
41,875	Lennar Corp. Class A	2,214,769
99,869	Toll Brothers, Inc.	4,210,477

		8,629,244

	Consumer Services - 1.1%
54,215	Dave & Buster’s Entertainment, Inc.*	2,303,595
105,287	Norwegian Cruise Line Holdings Ltd.*	5,629,696

		7,933,291

	Energy - 8.3%
95,551	Delek U.S. Holdings, Inc.	4,526,251
200,967	Diamondback Energy, Inc.*	25,814,211
62,234	Energen Corp.*	4,072,593
398,932	Laredo Petroleum, Inc.*	4,388,252
443,401	Newfield Exploration Co.*	13,213,350
341,845	WPX Energy, Inc.*	5,842,131

		57,856,788

	Food & Staples Retailing - 1.4%
294,925	US Foods Holding Corp.*	10,080,537

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Food, Beverage & Tobacco - 2.4%
49,494	Ingredion, Inc.	$5,993,228
130,763	Post Holdings, Inc.*	10,404,812

		16,398,040

	Health Care Equipment & Services - 5.2%
251,309	Acadia Healthcare Co., Inc.*	8,941,574
434,036	Brookdale Senior Living, Inc.*	3,142,421
189,613	Envision Healthcare Corp.*	7,047,915
66,772	Hill-Rom Holdings, Inc.	5,731,041
123,569	STERIS plc	11,679,742

		36,542,693

	Insurance - 8.7%
62,116	Assurant, Inc.	5,765,607
404,768	CNO Financial Group, Inc.	8,678,226
64,529	Hanover Insurance Group, Inc.	7,411,156
490,866	Jardine Lloyd Thompson Group plc	8,257,969
991,135	Lancashire Holdings Ltd.	8,132,390
79,361	Reinsurance Group of America, Inc.	11,856,533
211,010	Unum Group	10,208,664

		60,310,545

	Materials - 9.8%
134,561	Alcoa Corp.*	6,889,523
210,221	Buzzi Unicem S.p.A.	5,307,790
169,428	Cabot Corp.	9,464,248
113,075	Celanese Corp. Series A	12,287,860
278,069	Commercial Metals Co.	5,842,230
79,417	FMC Corp.	6,331,918
143,336	Olin Corp.	4,327,314
131,524	Reliance Steel & Aluminum Co.	11,563,590
59,090	Westlake Chemical Corp.	6,320,857

		68,335,330

	Media - 0.4%
273,194	TEGNA, Inc.	2,887,661

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
56,867	Five Prime Therapeutics, Inc.*	952,522

	Real Estate - 9.7%
107,382	American Assets Trust, Inc. REIT	3,604,814
380,618	Brixmor Property Group, Inc. REIT	5,667,402
302,048	Corporate Office Properties Trust REIT	8,309,341
53,355	Equity LifeStyle Properties, Inc. REIT	4,757,132
61,646	Extra Space Storage, Inc. REIT	5,522,865
147,932	Forest City Realty Trust, Inc. Class A, REIT	2,967,516
64,964	Life Storage, Inc. REIT	5,745,416
264,768	Park Hotels & Resorts, Inc. REIT	7,620,023
92,818	PS Business Parks, Inc. REIT	10,700,059
495,641	STORE Capital Corp. REIT	12,505,022

		67,399,590

	Retailing - 0.1%
34,980	Camping World Holdings, Inc. Class A	1,001,477

	Semiconductors & Semiconductor Equipment - 3.2%
158,779	Axcelis Technologies, Inc.*	3,493,138
192,947	Ichor Holdings Ltd.*(1)	4,264,129
220,087	Silicon Motion Technology Corp. ADR	9,950,133
148,279	Teradyne, Inc.	4,826,481

		22,533,881

The accompanying notes are an integral part of these financial statements.

63

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Software & Services - 4.0%
242,132	Booz Allen Hamilton Holding Corp.	$9,595,691
170,201	SS&C Technologies Holdings, Inc.	8,450,480
81,318	VeriSign, Inc.*	9,548,359

		27,594,530

	Technology Hardware & Equipment - 5.3%
239,292	Acacia Communications, Inc.*(1)	6,736,070
235,027	Arrow Electronics, Inc.*	17,565,918
237,853	Keysight Technologies, Inc.*	12,292,243

		36,594,231

	Telecommunication Services - 1.3%
136,413	Millicom International Cellular S.A.	9,035,815

	Transportation - 4.0%
146,492	Genesee & Wyoming, Inc. Class A*	10,430,230
270,830	JetBlue Airways Corp.*	5,197,228
241,522	Knight-Swift Transportation Holdings, Inc.*	9,421,773
101,192	Schneider National, Inc. Class B	2,699,803

		27,749,034

	Utilities - 5.1%
276,246	Alliant Energy Corp.	11,864,766
196,550	Great Plains Energy, Inc.	6,433,081
356,172	UGI Corp.	17,235,163

		35,533,010

	Total Common Stocks (cost $621,692,684)	$684,782,897

	Total Long-Term Investments (cost $621,692,684)	$684,782,897

SHORT-TERM INVESTMENTS - 2.9%
	Other Investment Pools & Funds - 1.9%
13,096,880	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(2)	$13,096,880

	Securities Lending Collateral - 1.0%
372,483	Citibank NA DDCA, 1.50%, 5/1/2018(2)	372,483
3,963,952	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(2)	3,963,952
3,113,224	Invesco Government & Agency Portfolio, 1.60%(2)	3,113,224

		7,449,659

	Total Short-Term Investments (cost $20,546,539)	$20,546,539

Total Investments (cost $642,239,223)	101.2%	$705,329,436
Other Assets and Liabilities	(1.2)%	(8,463,769)

Total Net Assets	100.0%	$696,865,667

The accompanying notes are an integral part of these financial statements.

64

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

65

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$7,294,644	$7,292,346	$2,298	$—
Banks	91,843,803	91,843,803	—	—
Capital Goods	70,207,901	60,753,111	9,454,790	—
Commercial & Professional Services	18,068,330	18,068,330	—	—
Consumer Durables & Apparel	8,629,244	8,629,244	—	—
Consumer Services	7,933,291	7,933,291	—	—
Energy	57,856,788	57,856,788	—	—
Food & Staples Retailing	10,080,537	10,080,537	—	—
Food, Beverage & Tobacco	16,398,040	16,398,040	—	—
Health Care Equipment & Services	36,542,693	36,542,693	—	—
Insurance	60,310,545	60,310,545	—	—
Materials	68,335,330	63,027,540	5,307,790	—
Media	2,887,661	2,887,661	—	—
Pharmaceuticals, Biotechnology & Life Sciences	952,522	952,522	—	—
Real Estate	67,399,590	67,399,590	—	—
Retailing	1,001,477	1,001,477	—	—
Semiconductors & Semiconductor Equipment	22,533,881	22,533,881	—	—
Software & Services	27,594,530	27,594,530	—	—
Technology Hardware & Equipment	36,594,231	36,594,231	—	—
Telecommunication Services	9,035,815	—	9,035,815	—
Transportation	27,749,034	27,749,034	—	—
Utilities	35,533,010	35,533,010	—	—
Short-Term Investments	20,546,539	20,546,539	—	—

Total	$705,329,436	$681,528,743	$23,800,693	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

66

Hartford Quality Value Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Banks - 17.5%
445,056	Bank of America Corp.	$13,316,076
43,194	Bank of Nova Scotia	2,654,703
145,378	Citigroup, Inc.	9,924,956
120,668	JP Morgan Chase & Co.	13,126,265
20,501	M&T Bank Corp.	3,736,717
36,809	PNC Financial Services Group, Inc.	5,359,759
83,892	Wells Fargo & Co.	4,359,028

		52,477,504

	Capital Goods - 7.0%
28,778	AMETEK, Inc.	2,008,704
48,501	Eaton Corp. plc	3,639,030
27,708	Honeywell International, Inc.	4,008,793
108,778	Johnson Controls International plc	3,684,311
13,847	Lockheed Martin Corp.	4,442,672
15,183	Raytheon Co.	3,111,604

		20,895,114

	Commercial & Professional Services - 1.0%
35,953	Waste Management, Inc.	2,922,619

	Diversified Financials - 1.3%
113,163	Synchrony Financial	3,753,617

	Energy - 13.2%
60,399	Anadarko Petroleum Corp.	4,066,061
73,827	Chevron Corp.	9,236,496
33,983	EOG Resources, Inc.	4,015,771
90,409	Exxon Mobil Corp.	7,029,300
72,871	Halliburton Co.	3,861,434
85,381	Hess Corp.	4,865,863
59,277	Suncor Energy, Inc.	2,266,160
69,085	TOTAL S.A. ADR	4,325,412

		39,666,497

	Food & Staples Retailing - 1.4%
63,153	Walgreens Boots Alliance, Inc.	4,196,517

	Food, Beverage & Tobacco - 2.2%
50,294	Altria Group, Inc.	2,821,996
45,949	Philip Morris International, Inc.	3,767,818

		6,589,814

	Health Care Equipment & Services - 5.0%
44,365	Cardinal Health, Inc.	2,846,902
71,014	Medtronic plc	5,690,352
31,419	STERIS plc	2,969,724
14,538	UnitedHealth Group, Inc.	3,436,783

		14,943,761

	Household & Personal Products - 2.3%
170,900	Coty, Inc. Class A	2,965,115
71,438	Unilever N.V.	4,080,539

		7,045,654

	Insurance - 8.6%
81,547	American International Group, Inc.	4,566,632
28,980	Chubb Ltd.	3,931,717
45,471	Marsh & McLennan Cos., Inc.	3,705,886
68,412	MetLife, Inc.	3,261,200
51,883	Principal Financial Group, Inc.	3,072,511
39,883	Prudential Financial, Inc.	4,240,361
52,978	XL Group Ltd.	2,945,047

		25,723,354

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Materials - 3.7%
71,786	Ball Corp.	$2,877,900
69,111	CRH plc ADR(1)	2,443,765
46,927	Methanex Corp.	2,834,391
26,375	PPG Industries, Inc.	2,792,585

		10,948,641

	Media - 1.3%
121,242	Comcast Corp. Class A	3,805,786

	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
21,343	Allergan plc	3,279,352
132,196	AstraZeneca plc ADR	4,696,924
103,719	Bristol-Myers Squibb Co.	5,406,872
109,766	Merck & Co., Inc.	6,461,924
39,036	Novartis AG ADR	2,993,671

		22,838,743

	Real Estate - 2.9%
20,154	American Tower Corp. REIT	2,748,199
101,936	Corporate Office Properties Trust REIT	2,804,259
16,243	Public Storage REIT	3,277,513

		8,829,971

	Retailing - 4.0%
571,800	Allstar Co.*(2)(3)(4)(5)	68,616
28,561	Expedia Group, Inc.	3,288,513
55,937	Lowe’s Cos., Inc.	4,610,887
55,103	Target Corp.	4,000,478

		11,968,494

	Semiconductors & Semiconductor Equipment - 4.5%
160,888	Intel Corp.	8,305,039
28,399	KLA-Tencor Corp.	2,889,314
47,026	QUALCOMM, Inc.	2,398,796

		13,593,149

	Software & Services - 4.1%
19,979	Accenture plc Class A	3,020,825
33,636	International Business Machines Corp.	4,875,875
47,962	Microsoft Corp.	4,485,406

		12,382,106

	Technology Hardware & Equipment - 2.8%
111,956	Cisco Systems, Inc.	4,958,531
30,311	Motorola Solutions, Inc.	3,329,057

		8,287,588

	Telecommunication Services - 2.1%
128,068	Verizon Communications, Inc.	6,320,156

	Transportation - 1.2%
31,941	United Parcel Service, Inc. Class B	3,625,304

	Utilities - 4.2%
68,412	Alliant Energy Corp.	2,938,295
63,033	Avangrid, Inc.	3,322,469
52,170	Eversource Energy	3,143,243
63,136	UGI Corp.	3,055,151

		12,459,158

	Total Common Stocks (cost $284,948,034)	$293,273,547

	Total Long-Term Investments (cost $284,948,034)	$293,273,547

The accompanying notes are an integral part of these financial statements.

67

Hartford Quality Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.4%
	Other Investment Pools & Funds - 2.0%
5,920,070	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(6)	$5,920,070

	Securities Lending Collateral - 0.4%
63,510	Citibank NA DDCA, 1.50%, 5/1/2018(6)	63,510
675,871	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(6)	675,871
530,819	Invesco Government & Agency Portfolio, 1.60%(6)	530,819

		1,270,200

	Total Short-Term Investments (cost $7,190,270)	$7,190,270

Total Investments (cost $292,138,304)	100.3%	$300,463,817
Other Assets and Liabilities	(0.3)%	(756,681)

Total Net Assets	100.0%	$299,707,136

The accompanying notes are an integral part of these financial statements.

68

Hartford Quality Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2018, the aggregate value of this security was $68,616, which represented 0.0% of total net assets.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of this security was $68,616, which represented 0.0% of total net assets.

(5)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $68,616, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

69

Hartford Quality Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$52,477,504	$52,477,504	$—	$—
Capital Goods	20,895,114	20,895,114	—	—
Commercial & Professional Services	2,922,619	2,922,619	—	—
Diversified Financials	3,753,617	3,753,617	—	—
Energy	39,666,497	39,666,497	—	—
Food & Staples Retailing	4,196,517	4,196,517	—	—
Food, Beverage & Tobacco	6,589,814	6,589,814	—	—
Health Care Equipment & Services	14,943,761	14,943,761	—	—
Household & Personal Products	7,045,654	7,045,654	—	—
Insurance	25,723,354	25,723,354	—	—
Materials	10,948,641	10,948,641	—	—
Media	3,805,786	3,805,786	—	—
Pharmaceuticals, Biotechnology & Life Sciences	22,838,743	22,838,743	—	—
Real Estate	8,829,971	8,829,971	—	—
Retailing	11,968,494	11,899,878	—	68,616
Semiconductors & Semiconductor Equipment	13,593,149	13,593,149	—	—
Software & Services	12,382,106	12,382,106	—	—
Technology Hardware & Equipment	8,287,588	8,287,588	—	—
Telecommunication Services	6,320,156	6,320,156	—	—
Transportation	3,625,304	3,625,304	—	—
Utilities	12,459,158	12,459,158	—	—
Short-Term Investments	7,190,270	7,190,270	—	—

Total	$300,463,817	$300,395,201	$—	$68,616

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

70

Hartford Small Cap Core Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5%
	Automobiles & Components - 0.3%
8,319	Winnebago Industries, Inc.	$315,290

	Banks - 8.9%
23,410	Berkshire Hills Bancorp, Inc.	888,409
2,400	Cadence BanCorp	70,152
19,781	Cathay General Bancorp	791,438
16,920	Essent Group Ltd.*	557,683
19,931	Fidelity Southern Corp.	453,032
171,347	First BanCorp*	1,237,125
9,415	Hancock Holding Co.	459,923
6,572	Heartland Financial USA, Inc.	352,588
20,903	Heritage Financial Corp.	620,819
19,735	Hope Bancorp, Inc.	341,218
7,236	IBERIABANK Corp.	542,338
63,345	MGIC Investment Corp.	634,717
38,265	OFG Bancorp	516,577
14,986	Opus Bank	422,605
6,413	Popular, Inc.	296,858
1,100	Preferred Bank	70,114
30,822	Radian Group, Inc.	440,755
6,296	Triumph Bancorp, Inc.*	244,600
8,981	Walker & Dunlop, Inc.*	512,905
7,692	Wintrust Financial Corp.	688,049

		10,141,905

	Capital Goods - 6.8%
2,760	Alamo Group, Inc.	302,137
10,860	American Railcar Industries, Inc.	412,137
5,888	Applied Industrial Technologies, Inc.	376,538
4,000	Atkore International Group, Inc.*	71,080
3,345	Beacon Roofing Supply, Inc.*	163,738
16,771	Briggs & Stratton Corp.	302,381
2,218	Caesarstone Ltd.*	40,922
26,473	Continental Building Products, Inc.*	743,891
10,654	EMCOR Group, Inc.	784,028
6,415	EnerSys	439,812
8,659	Generac Holdings, Inc.*	389,742
24,639	Harsco Corp.*	503,868
4,996	Hyster-Yale Materials Handling, Inc.	355,715
7,949	LB Foster Co. Class A*	187,199
28,854	Meritor, Inc.*	561,787
10,669	Primoris Services Corp.	273,020
5,126	Proto Labs, Inc.*	610,763
12,883	Rush Enterprises, Inc. Class A*	526,013
11,542	Textainer Group Holdings Ltd.*	198,522
26,024	Titan Machinery, Inc.*	502,784

		7,746,077

	Commercial & Professional Services - 6.3%
28,724	ACCO Brands Corp.*	346,124
2,373	Barrett Business Services, Inc.	207,685
11,817	Brink’s Co.	872,095
2,654	Cimpress N.V.*	381,672
23,189	Ennis, Inc.	415,083
37,737	Essendant, Inc.	280,763
13,097	FTI Consulting, Inc.*	764,865
15,216	Herman Miller, Inc.	467,131
4,481	Insperity, Inc.	359,600
21,260	LSC Communications, Inc.	371,625
46,869	Quad/Graphics, Inc.	1,158,133
58,471	RPX Corp.*	633,241
8,300	RR Donnelley & Sons Co.	70,135

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Commercial & Professional Services - 6.3% - (continued)
10,485	TriNet Group, Inc.*	$541,550
12,212	TrueBlue, Inc.*	325,450

		7,195,152

	Consumer Durables & Apparel - 3.3%
14,626	Beazer Homes USA, Inc.*	214,710
31,073	Crocs, Inc.*	490,954
6,034	CSS Industries, Inc.	102,940
10,354	Deckers Outdoor Corp.*	965,614
14,707	Ethan Allen Interiors, Inc.	324,289
4,800	Fossil Group, Inc.*	71,760
16,386	KB Home	435,048
16,565	La-Z-Boy, Inc.	477,072
11,769	Movado Group, Inc.	464,287
22,067	ZAGG, Inc.*	247,150

		3,793,824

	Consumer Services - 4.8%
19,512	American Public Education, Inc.*	786,334
1,300	BJ’s Restaurants, Inc.	72,605
3,000	Bloomin’ Brands, Inc.	70,980
7,000	Cambium Learning Group, Inc.*	70,980
10,285	Grand Canyon Education, Inc.*	1,069,537
24,649	International Speedway Corp. Class A	1,013,074
17,647	K12, Inc.*	269,999
13,177	Penn National Gaming, Inc.*	399,395
24,621	Ruth’s Hospitality Group, Inc.	661,074
20,825	Scientific Games Corp. Class A*	1,109,972

		5,523,950

	Diversified Financials - 5.9%
27,536	AG Mortgage Investment Trust, Inc. REIT	486,837
40,774	Apollo Commercial Real Estate Finance, Inc. REIT	734,748
14,472	ARMOUR Residential, Inc. REIT	327,501
50,126	Banco Latinoamericano de Comercio Exterior S.A. ADR	1,357,913
23,635	Chimera Investment Corp. REIT	413,376
7,551	Evercore, Inc. Class A	764,539
7,809	Green Dot Corp. Class A*	474,865
40,728	Invesco Mortgage Capital, Inc. REIT	661,016
9,295	Moelis & Co. Class A	500,071
21,722	MTGE Investment Corp. REIT	394,254
30,377	Two Harbors Investment Corp. REIT	463,553
15,322	Western Asset Mortgage Capital Corp. REIT	152,454

		6,731,127

	Energy - 4.7%
3,928	Arch Coal, Inc. Class A	317,500
21,429	CVR Energy, Inc.(1)	739,301
26,265	Delek U.S. Holdings, Inc.	1,244,173
3,293	Exterran Corp.*	96,452
19,391	Par Pacific Holdings, Inc.*	327,126
10,775	REX American Resources Corp.*	805,754
29,228	Rowan Cos. plc Class A*	422,052
19,648	Stone Energy Corp.*	699,469
118,579	W&T Offshore, Inc.*	723,332

		5,375,159

	Food, Beverage & Tobacco - 1.4%
1,583	Boston Beer Co., Inc. Class A*	354,829
7,653	Fresh Del Monte Produce, Inc.	376,145

The accompanying notes are an integral part of these financial statements.

71

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Food, Beverage & Tobacco - 1.4% - (continued)
6,838	Sanderson Farms, Inc.	$760,112
7,423	Vector Group Ltd.	144,749

		1,635,835

	Health Care Equipment & Services - 5.8%
11,216	AngioDynamics, Inc.*	217,366
3,703	Chemed Corp.	1,141,339
9,835	Encompass Health Corp.	598,165
3,064	Globus Medical, Inc. Class A*	156,846
34,329	Inovalon Holdings, Inc. Class A*	362,171
3,306	Integer Holdings Corp.*	181,499
20,265	Meridian Bioscience, Inc.	295,869
7,563	Molina Healthcare, Inc.*	629,620
18,284	Quality Systems, Inc.*	245,554
24,041	RadNet, Inc.*	318,543
39,396	Triple-S Management Corp. Class B*	1,116,876
6,504	WellCare Health Plans, Inc.*	1,334,361

		6,598,209

	Household & Personal Products - 2.7%
10,551	Medifast, Inc.	1,059,109
11,618	Nu Skin Enterprises, Inc. Class A	826,621
11,710	USANA Health Sciences, Inc.*	1,235,991

		3,121,721

	Insurance - 1.4%
24,495	American Equity Investment Life Holding Co.	739,749
23,101	Assured Guaranty Ltd.	838,335
2,400	Health Insurance Innovations, Inc. Class A*	68,400

		1,646,484

	Materials - 3.1%
32,007	Domtar Corp.	1,405,107
17,843	Kronos Worldwide, Inc.	411,103
17,761	Louisiana-Pacific Corp.	503,169
6,702	Materion Corp.	340,127
24,235	Mercer International, Inc.	324,749
2,400	Schnitzer Steel Industries, Inc. Class A	70,680
6,935	Stepan Co.	487,669

		3,542,604

	Media - 1.1%
72,778	Entravision Communications Corp. Class A	338,417
70,322	Gannett Co., Inc.	680,014
14,427	tronc, Inc.*	264,880

		1,283,311

	Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
13,089	AMAG Pharmaceuticals, Inc.*	268,979
16,560	Assembly Biosciences, Inc.*	720,029
32,605	Calithera Biosciences, Inc.*	200,521
6,276	Catalent, Inc.*	258,006
15,586	Concert Pharmaceuticals, Inc.*	284,444
30,717	CytomX Therapeutics, Inc.*	807,857
18,029	Emergent BioSolutions, Inc.*	934,984
9,080	Enanta Pharmaceuticals, Inc.*	844,894
31,937	Halozyme Therapeutics, Inc.*	604,567
59,414	Horizon Pharma plc*	786,641
33,232	ImmunoGen, Inc.*	365,220
12,949	Kura Oncology, Inc.*	196,177
18,746	Luminex Corp.	400,227
10,298	MacroGenics, Inc.*	237,472

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 10.3% - (continued)
7,699	Medpace Holdings, Inc.*	$284,786
30,379	Momenta Pharmaceuticals, Inc.*	631,883
45,600	Novavax, Inc.*	71,136
279,167	PDL BioPharma, Inc.*	815,168
57,352	Pieris Pharmaceuticals, Inc.*	365,332
4,818	PRA Health Sciences, Inc.*	395,895
22,316	Recro Pharma, Inc.*	271,362
6,636	REGENXBIO, Inc.*	247,855
7,585	Revance Therapeutics, Inc.*	212,001
29,502	Sangamo Therapeutics, Inc.*	466,132
19,173	Supernus Pharmaceuticals, Inc.*	899,214
13,168	Voyager Therapeutics, Inc.*	239,131

		11,809,913

	Real Estate - 7.3%
12,263	Agree Realty Corp. REIT	599,415
25,465	CareTrust, Inc. REIT	336,393
24,762	Chesapeake Lodging Trust REIT	731,469
33,532	Forestar Group, Inc.*	730,998
16,113	Global Net Lease, Inc. REIT	299,863
27,342	Hersha Hospitality Trust REIT	513,483
9,200	Hospitality Properties Trust REIT	228,896
24,527	Independence Realty Trust, Inc. REIT	230,554
33,538	Lexington Realty Trust REIT	269,646
6,797	National Health Investors, Inc. REIT	464,031
22,614	Pebblebrook Hotel Trust REIT	791,264
16,385	Piedmont Office Realty Trust, Inc. Class A, REIT	293,619
21,415	Ramco-Gershenson Properties Trust REIT	255,909
75,138	Select Income REIT	1,424,616
24,800	Summit Hotel Properties, Inc. REIT	359,104
12,725	Sunstone Hotel Investors, Inc. REIT	198,510
30,095	Xenia Hotels & Resorts, Inc. REIT	619,656

		8,347,426

	Retailing - 2.4%
16,959	Abercrombie & Fitch Co. Class A	434,490
39,165	Buckle, Inc.(1)	902,753
23,307	Cato Corp. Class A	377,806
4,755	RH*	453,865
1,500	Shutterfly, Inc.*	121,380
13,996	Tailored Brands, Inc.	441,574

		2,731,868

	Semiconductors & Semiconductor Equipment - 3.7%
91,908	Amkor Technology, Inc.*	760,998
27,932	Entegris, Inc.	899,411
4,588	MKS Instruments, Inc.	469,811
56,852	Photronics, Inc.*	434,918
22,155	Rudolph Technologies, Inc.*	561,629
33,498	Teradyne, Inc.	1,090,360

		4,217,127

	Software & Services - 10.1%
11,553	Bottomline Technologies de, Inc.*	456,575
30,229	Convergys Corp.	706,149
14,500	Etsy, Inc.*	434,130
15,440	ManTech International Corp. Class A	912,350
23,818	MAXIMUS, Inc.	1,610,811
2,589	MicroStrategy, Inc. Class A*	329,994
26,987	Net 1 UEPS Technologies, Inc.*	222,373
35,950	Progress Software Corp.	1,327,633

The accompanying notes are an integral part of these financial statements.

72

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Software & Services - 10.1% - (continued)
14,488	Qualys, Inc.*	$1,114,852
33,393	QuinStreet, Inc.*	375,337
20,307	Shutterstock, Inc.*	855,737
29,207	Sykes Enterprises, Inc.*	839,993
42,258	Synchronoss Technologies, Inc.*	473,290
17,403	TechTarget, Inc.*	362,853
10,038	TTEC Holdings, Inc.	321,216
35,307	Unisys Corp.*	395,438
6,660	Virtusa Corp.*	320,612
13,089	XO Group, Inc.*	283,770
6,241	Yelp, Inc.*	279,909

		11,623,022

	Technology Hardware & Equipment - 1.7%
26,141	Electro Scientific Industries, Inc.*	470,538
42,125	Extreme Networks, Inc.*	450,738
1,500	Tech Data Corp.*	114,375
54,776	Vishay Intertechnology, Inc.	966,796

		2,002,447

	Telecommunication Services - 2.2%
1,480	ATN International, Inc.	78,440
40,590	Boingo Wireless, Inc.*	952,241
43,677	Telephone & Data Systems, Inc.	1,193,693
27,702	Vonage Holdings Corp.*	309,708

		2,534,082

	Transportation - 1.7%
8,463	ArcBest Corp.	271,662
8,093	Avis Budget Group, Inc.*	399,875
2,500	Covenant Transportation Group, Inc. Class A*	69,375
20,295	Hawaiian Holdings, Inc.*	836,154
5,395	Saia, Inc.*	356,340

		1,933,406

	Utilities - 0.6%
10,960	El Paso Electric Co.	559,508
1,373	ONE Gas, Inc.	95,726
1,800	PNM Resources, Inc.	71,370

		726,604

	Total Common Stocks (cost $96,175,324)	$110,576,543

	Total Long-Term Investments (cost $96,175,324)	$110,576,543

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.5%
	Other Investment Pools & Funds - 1.0%
1,160,862	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(2)	$1,160,862

	Securities Lending Collateral - 1.5%
84,182	Citibank NA DDCA, 1.50%, 5/1/2018(2)	84,182
895,867	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(2)	895,867
703,600	Invesco Government & Agency Portfolio, 1.60%(2)	703,600

		1,683,649

	Total Short-Term Investments (cost $2,844,511)	$2,844,511

Total Investments (cost $99,019,835)	99.0%	$113,421,054
Other Assets and Liabilities	1.0%	1,173,312

Total Net Assets	100.0%	$114,594,366

The accompanying notes are an integral part of these financial statements.

73

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	25	06/15/2018	$1,929,750	$(8,340)

Total futures contracts				$(8,340)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

74

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$315,290	$315,290	$—	$—
Banks	10,141,905	10,141,905	—	—
Capital Goods	7,746,077	7,746,077	—	—
Commercial & Professional Services	7,195,152	7,195,152	—	—
Consumer Durables & Apparel	3,793,824	3,793,824	—	—
Consumer Services	5,523,950	5,523,950	—	—
Diversified Financials	6,731,127	6,731,127	—	—
Energy	5,375,159	5,375,159	—	—
Food, Beverage & Tobacco	1,635,835	1,635,835	—	—
Health Care Equipment & Services	6,598,209	6,598,209	—	—
Household & Personal Products	3,121,721	3,121,721	—	—
Insurance	1,646,484	1,646,484	—	—
Materials	3,542,604	3,542,604	—	—
Media	1,283,311	1,283,311	—	—
Pharmaceuticals, Biotechnology & Life Sciences	11,809,913	11,809,913	—	—
Real Estate	8,347,426	8,347,426	—	—
Retailing	2,731,868	2,731,868	—	—
Semiconductors & Semiconductor Equipment	4,217,127	4,217,127	—	—
Software & Services	11,623,022	11,623,022	—	—
Technology Hardware & Equipment	2,002,447	2,002,447	—	—
Telecommunication Services	2,534,082	2,534,082	—	—
Transportation	1,933,406	1,933,406	—	—
Utilities	726,604	726,604	—	—
Short-Term Investments	2,844,511	2,844,511	—	—

Total	$113,421,054	$113,421,054	$—	$—

Liabilities
Futures Contracts(2)	$(8,340)	$(8,340)	$—	$—

Total	$(8,340)	$(8,340)	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

75

The Hartford Small Cap Growth Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Automobiles & Components - 1.6%
155,897	Cooper Tire & Rubber Co.	$3,811,682
188,240	Tenneco, Inc.	8,412,445
52,304	Visteon Corp.*	6,508,710
21,964	Winnebago Industries, Inc.	832,436

		19,565,273

	Banks - 3.1%
19,439	Bank of NT Butterfield & Son Ltd.	922,381
48,601	Essent Group Ltd.*	1,601,889
72,431	FCB Financial Holdings, Inc. Class A*	4,186,512
131,254	First Busey Corp.	3,891,681
133,050	First Hawaiian, Inc.	3,665,527
119,067	Great Western Bancorp, Inc.	4,898,416
86,226	IBERIABANK Corp.	6,462,639
522,032	MGIC Investment Corp.	5,230,761
287,362	Sterling Bancorp	6,824,847
12,126	Walker & Dunlop, Inc.*	692,516

		38,377,169

	Capital Goods - 9.5%
179,625	AAON, Inc.	6,107,250
143,088	Aerojet Rocketdyne Holdings, Inc.*	3,997,879
184,763	Altra Industrial Motion Corp.	7,695,379
57,463	American Woodmark Corp.*	4,723,459
113,771	Applied Industrial Technologies, Inc.	7,275,655
112,708	Armstrong World Industries, Inc.*	6,311,648
60,369	Astec Industries, Inc.	3,354,102
118,399	AZZ, Inc.	5,274,675
8,215	Barnes Group, Inc.	456,179
27,129	Beacon Roofing Supply, Inc.*	1,327,964
201,873	BMC Stock Holdings, Inc.*	3,482,309
35,055	Caesarstone Ltd.*	646,765
71,339	Continental Building Products, Inc.*	2,004,626
20,395	EMCOR Group, Inc.	1,500,868
4,900	Encore Wire Corp.	257,985
14,050	EnerSys	963,268
174,722	Evoqua Water Technologies Corp.*	3,569,570
230,104	Generac Holdings, Inc.*	10,356,981
25,974	Global Brass & Copper Holdings, Inc.	779,220
38,772	Hillenbrand, Inc.	1,797,082
14,079	Hyster-Yale Materials Handling, Inc.	1,002,425
158,929	ITT, Inc.	7,770,039
244,568	JELD-WEN Holding, Inc.*	6,874,806
68,573	KBR, Inc.	1,144,483
23,314	Meritor, Inc.*	453,924
307,755	Milacron Holdings Corp.*	5,548,823
10,176	Proto Labs, Inc.*	1,212,470
245,847	Rexnord Corp.*	6,763,251
23,373	Rush Enterprises, Inc. Class A*	954,320
55,808	SiteOne Landscape Supply, Inc.*	3,822,848
37,240	Teledyne Technologies, Inc.*	6,967,232
44,993	Wabash National Corp.	902,560
181,331	Welbilt, Inc.*	3,474,302

		118,774,347

	Commercial & Professional Services - 5.1%
175,923	Advanced Disposal Services, Inc.*	3,877,343
140,775	ASGN, Inc.*	11,350,688
35,082	Brink’s Co.	2,589,052
7,564	Cimpress N.V.*	1,087,779
115,946	Clean Harbors, Inc.*	5,310,327

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Commercial & Professional Services - 5.1% - (continued)
142,649	Deluxe Corp.	$9,777,162
100,706	Exponent, Inc.	8,700,998
52,677	Herman Miller, Inc.	1,617,184
103,933	Huron Consulting Group, Inc.*	3,892,291
19,974	Insperity, Inc.	1,602,913
87,343	MSA Safety, Inc.	7,584,866
58,001	Quad/Graphics, Inc.	1,433,205
82,173	RPX Corp.*	889,934
54,381	Steelcase, Inc. Class A	720,548
30,986	TriNet Group, Inc.*	1,600,427
18,312	TrueBlue, Inc.*	488,015
47,314	WageWorks, Inc.*	1,970,628

		64,493,360

	Consumer Durables & Apparel - 5.0%
87,895	Carter’s, Inc.	8,817,626
54,681	Crocs, Inc.*	863,960
18,661	Deckers Outdoor Corp.*	1,740,325
107,659	Installed Building Products, Inc.*	6,211,924
63,081	KB Home	1,674,801
31,154	La-Z-Boy, Inc.	897,235
53,547	MDC Holdings, Inc.	1,553,398
97,745	Oxford Industries, Inc.	7,530,275
240,505	Steven Madden Ltd.	11,604,366
121,790	TopBuild Corp.*	9,706,663
19,024	William Lyon Homes, Inc. Class A*	510,985
369,620	Wolverine World Wide, Inc.	11,073,815
27,530	ZAGG, Inc.*	308,336

		62,493,709

	Consumer Services - 3.9%
23,700	American Public Education, Inc.*	955,110
12,172	BJ’s Restaurants, Inc.	679,806
24,469	Bloomin’ Brands, Inc.	578,937
33,731	Boyd Gaming Corp.	1,120,206
4,493	Churchill Downs, Inc.	1,233,778
127,038	Dunkin’ Brands Group, Inc.	7,744,236
18,382	Grand Canyon Education, Inc.*	1,911,544
88,944	La Quinta Holdings, Inc.*	1,737,966
67,936	Marriott Vacations Worldwide Corp.	8,329,633
112,277	Papa John’s International, Inc.(1)	6,961,174
76,354	Penn National Gaming, Inc.*	2,314,290
38,855	Scientific Games Corp. Class A*	2,070,971
22,570	Sotheby’s*	1,191,696
14,388	Texas Roadhouse, Inc.	921,983
10,592	Weight Watchers International, Inc.*	741,970
222,989	Wingstop, Inc.	10,895,243

		49,388,543

	Diversified Financials - 1.4%
95,648	Evercore, Inc. Class A	9,684,360
28,869	Green Dot Corp. Class A*	1,755,524
9,933	Houlihan Lokey, Inc.	442,019
34,524	Moelis & Co. Class A	1,857,391
102,612	OneMain Holdings, Inc.*	3,165,580
20,429	Virtu Financial, Inc. Class A	735,444

		17,640,318

	Energy - 2.2%
33,365	CVR Energy, Inc.(1)	1,151,093
18,755	Matador Resources Co.*	614,039
217,407	Newfield Exploration Co.*	6,478,729

The accompanying notes are an integral part of these financial statements.

76

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Energy - 2.2% - (continued)
99,323	PDC Energy, Inc.*	$5,317,753
296,668	ProPetro Holding Corp.*(1)	5,429,024
15,558	REX American Resources Corp.*	1,163,427
265,152	WildHorse Resource Development Corp.*(1)	6,933,725

		27,087,790

	Food & Staples Retailing - 1.6%
55,531	Casey’s General Stores, Inc.	5,364,295
236,174	Performance Food Group Co.*	7,663,846
88,434	PriceSmart, Inc.	7,746,818

		20,774,959

	Food, Beverage & Tobacco - 1.3%
11,479	Boston Beer Co., Inc. Class A*	2,573,018
9,500	Fresh Del Monte Produce, Inc.	466,925
437,492	Hostess Brands, Inc.*	6,146,763
72,164	Pilgrim’s Pride Corp.*	1,558,742
59,499	Post Holdings, Inc.*	4,734,335
10,722	Sanderson Farms, Inc.	1,191,858

		16,671,641

	Health Care Equipment & Services - 9.7%
11,338	Anika Therapeutics, Inc.*	498,985
221,766	AtriCure, Inc.*	4,929,858
7,779	Atrion Corp.	4,839,316
193,580	Cardiovascular Systems, Inc.*	4,423,303
11,692	Chemed Corp.	3,603,708
51,195	Encompass Health Corp.	3,113,680
288,904	Globus Medical, Inc. Class A*	14,788,996
33,909	Haemonetics Corp.*	2,646,258
247,709	HMS Holdings Corp.*	4,461,239
46,247	ICU Medical, Inc.*	11,640,370
6,250	Inogen, Inc.*	878,625
102,194	Insulet Corp.*	8,788,684
135,235	Integra LifeSciences Holdings Corp.*	8,334,533
6,234	Magellan Health, Inc.*	522,721
71,589	Medidata Solutions, Inc.*	5,108,591
13,465	Merit Medical Systems, Inc.*	653,053
86,408	Molina Healthcare, Inc.*	7,193,466
161,512	Natus Medical, Inc.*	5,337,972
150,600	Omnicell, Inc.*	6,490,860
302,934	OraSure Technologies, Inc.*	5,371,020
98,283	Orthofix International N.V.*	5,997,229
75,480	Quality Systems, Inc.*	1,013,696
16,730	Quidel Corp.*	948,591
38,346	Tenet Healthcare Corp.*	918,003
57,050	Triple-S Management Corp. Class B*	1,617,368
62,405	U.S. Physical Therapy, Inc.	5,694,456
12,228	WellCare Health Plans, Inc.*	2,508,696

		122,323,277

	Household & Personal Products - 0.4%
21,805	Medifast, Inc.	2,188,786
28,702	USANA Health Sciences, Inc.*	3,029,496

		5,218,282

	Insurance - 0.7%
58,283	American Equity Investment Life Holding Co.	1,760,146
171,241	James River Group Holdings Ltd.	6,219,473
4,837	Primerica, Inc.	467,980
30,602	Universal Insurance Holdings, Inc.	993,035

		9,440,634

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Materials - 3.8%
16,496	AdvanSix, Inc.*	$590,887
166,923	Boise Cascade Co.	6,943,997
14,146	Century Aluminum Co.*	247,131
24,178	Chemours Co.	1,170,457
443,381	Graphic Packaging Holding Co.	6,340,348
13,278	Koppers Holdings, Inc.*	581,577
33,434	Kronos Worldwide, Inc.	770,319
327,607	Louisiana-Pacific Corp.	9,281,106
389,727	OMNOVA Solutions, Inc.*	4,248,024
232,655	PolyOne Corp.	9,736,612
25,766	Rayonier Advanced Materials, Inc.	551,393
17,873	Stepan Co.	1,256,829
198,116	Summit Materials, Inc. Class A*	5,574,984

		47,293,664

	Media - 0.2%
43,024	New York Times Co. Class A	1,008,913
37,995	World Wrestling Entertainment, Inc. Class A	1,511,821

		2,520,734

	Pharmaceuticals, Biotechnology & Life Sciences - 15.0%
127,077	Abeona Therapeutics, Inc.*(1)	2,217,494
91,168	Aerie Pharmaceuticals, Inc.*	4,667,802
39,193	Agios Pharmaceuticals, Inc.*	3,288,685
30,292	Aimmune Therapeutics, Inc.*	940,264
95,474	Akebia Therapeutics, Inc.*	879,316
496,447	Amicus Therapeutics, Inc.*	7,024,725
4,491	AnaptysBio, Inc.*	421,166
151,434	Arena Pharmaceuticals, Inc.*	6,033,131
81,208	Array BioPharma, Inc.*	1,101,180
86,410	Audentes Therapeutics, Inc.*	3,228,278
8,284	BioSpecifics Technologies Corp.*	351,407
39,451	Bluebird Bio, Inc.*	6,712,588
96,301	Blueprint Medicines Corp.*	7,388,213
250,907	Calithera Biosciences, Inc.*	1,543,078
271,070	Catalent, Inc.*	11,143,688
164,204	Coherus Biosciences, Inc.*	1,986,868
20,849	Collegium Pharmaceutical, Inc.*	493,079
45,588	Corcept Therapeutics, Inc.*	760,408
235,307	Cytokinetics, Inc.*	1,953,048
173,250	Dermira, Inc.*	1,578,308
17,345	Editas Medicine, Inc.*	544,633
43,208	Emergent BioSolutions, Inc.*	2,240,767
13,241	Esperion Therapeutics, Inc.*	927,002
75,727	Exact Sciences Corp.*	3,787,107
18,785	FibroGen, Inc.*	853,778
190,884	Five Prime Therapeutics, Inc.*	3,197,307
98,600	Flexion Therapeutics, Inc.*(1)	2,457,112
3,664	Foundation Medicine, Inc.*	279,746
53,900	G1 Therapeutics, Inc.*	2,067,065
142,238	GlycoMimetics, Inc.*	2,402,400
68,476	Halozyme Therapeutics, Inc.*	1,296,251
168,818	Heron Therapeutics, Inc.*	5,115,185
84,853	ImmunoGen, Inc.*	932,534
224,487	Impax Laboratories, Inc.*	4,220,356
88,686	Innoviva, Inc.*	1,285,947
267,995	Intersect ENT, Inc.*	10,706,400
31,800	Iovance Biotherapeutics, Inc.*	461,100
147,290	Ironwood Pharmaceuticals, Inc.*	2,668,895
90,979	Jounce Therapeutics, Inc.*(1)	1,873,258
4,919	Ligand Pharmaceuticals, Inc.*	761,707

The accompanying notes are an integral part of these financial statements.

77

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 15.0% - (continued)
67,499	Loxo Oncology, Inc.*	$8,498,799
54,281	Luminex Corp.	1,158,899
125,768	Medicines Co.*(1)	3,784,359
43,530	MiMedx Group, Inc.*(1)	357,381
77,999	Momenta Pharmaceuticals, Inc.*	1,622,379
16,462	MyoKardia, Inc.*	813,223
246,164	NanoString Technologies, Inc.*	2,338,558
145,090	Nektar Therapeutics*	12,138,229
253,308	Novavax, Inc.*	395,160
525,265	PDL BioPharma, Inc.*	1,533,774
133,887	Portola Pharmaceuticals, Inc.*	4,837,337
27,014	PRA Health Sciences, Inc.*	2,219,740
41,890	PTC Therapeutics, Inc.*	1,161,610
71,137	Revance Therapeutics, Inc.*	1,988,279
798,841	Rigel Pharmaceuticals, Inc.*	2,883,816
48,323	Sage Therapeutics, Inc.*	6,954,646
66,741	Sangamo Therapeutics, Inc.*(1)	1,054,508
3,943	Sarepta Therapeutics, Inc.*	301,087
95,816	Spark Therapeutics, Inc.*	7,312,677
50,029	Supernus Pharmaceuticals, Inc.*	2,346,360
156,417	Syneos Health, Inc.*	5,959,488
109,218	Ultragenyx Pharmaceutical, Inc.*	5,552,643
20,010	Zogenix, Inc.*	786,393

		187,790,621

	Real Estate - 2.2%
136,654	CareTrust, Inc. REIT	1,805,199
37,291	Coresite Realty Corp. REIT	3,881,993
140,645	Corporate Office Properties Trust REIT	3,869,144
165,434	HFF, Inc. Class A, REIT	5,813,351
32,131	National Health Investors, Inc. REIT	2,193,583
112,437	Physicians Realty Trust REIT	1,679,809
11,399	PotlatchDeltic Corp. REIT	591,038
81,324	RLJ Lodging Trust REIT	1,689,100
29,873	Sabra Healthcare, Inc. REIT	546,975
397,487	Sunstone Hotel Investors, Inc. REIT	6,200,797

		28,270,989

	Retailing - 3.2%
52,143	Buckle, Inc.(1)	1,201,896
30,399	Burlington Stores, Inc.*	4,129,704
171,764	Caleres, Inc.	5,621,836
21,655	Cato Corp. Class A	351,027
6,275	Children’s Place, Inc.	800,376
214,316	Core-Mark Holding Co., Inc.	4,417,053
108,555	Five Below, Inc.*	7,665,068
70,700	Floor & Decor Holdings, Inc. Class A*	3,930,213
56,376	Groupon, Inc.*	261,585
197,359	Michaels Cos., Inc.*	3,674,825
5,678	PetMed Express, Inc.(1)	189,986
8,606	RH*	821,443
30,741	Shutterfly, Inc.*	2,487,562
30,869	Sleep Number Corp.*	874,827
24,512	Tailored Brands, Inc.	773,354
45,000	Wayfair, Inc. Class A*	2,803,500

		40,004,255

	Semiconductors & Semiconductor Equipment - 3.7%
85,630	Advanced Energy Industries, Inc.*	5,099,266
193,195	Amkor Technology, Inc.*	1,599,655

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Semiconductors & Semiconductor Equipment - 3.7% - (continued)
189,640	Axcelis Technologies, Inc.*	$4,172,080
10,977	Cabot Microelectronics Corp.	1,113,617
175,846	Cohu, Inc.	3,763,104
288,640	Entegris, Inc.	9,294,208
461,471	FormFactor, Inc.*	5,295,380
58,962	Integrated Device Technology, Inc.*	1,640,912
90,730	Kulicke & Soffa Industries, Inc.*	2,076,810
110,884	MKS Instruments, Inc.	11,354,522
19,798	Rudolph Technologies, Inc.*	501,879
10,722	Synaptics, Inc.*	466,621

		46,378,054

	Software & Services - 18.5%
81,564	2U, Inc.*	6,565,086
196,089	Acxiom Corp.*	5,094,392
22,583	Apptio, Inc. Class A*	666,424
103,155	Aspen Technology, Inc.*	9,051,851
63,844	Blackbaud, Inc.	6,701,066
234,677	Blucora, Inc.*	6,101,602
36,306	Bottomline Technologies de, Inc.*	1,434,813
56,485	CACI International, Inc. Class A*	8,532,059
346,131	Cloudera, Inc.*	4,932,367
14,729	CommVault Systems, Inc.*	1,030,294
27,280	CSG Systems International, Inc.	1,167,311
10,200	DocuSign, Inc.*	394,026
10,188	Envestnet, Inc.*	553,208
113,845	EPAM Systems, Inc.*	13,018,176
282,338	Etsy, Inc.*	8,453,200
86,001	Everi Holdings, Inc.*	551,266
16,661	EVERTEC, Inc.	304,063
106,381	ExlService Holdings, Inc.*	6,149,886
55,256	Fair Isaac Corp.*	9,569,234
247,686	Five9, Inc.*	7,274,538
132,337	ForeScout Technologies, Inc.*	4,233,461
221,968	Glu Mobile, Inc.*	972,220
64,506	GrubHub, Inc.*	6,524,137
71,430	Guidewire Software, Inc.*	6,044,407
45,642	Hortonworks, Inc.*	772,719
101,054	HubSpot, Inc.*	10,701,619
10,883	Imperva, Inc.*	487,014
132,910	Instructure, Inc.*	5,389,501
65,044	LogMeIn, Inc.	7,167,849
148,168	MAXIMUS, Inc.	10,020,602
7,586	MicroStrategy, Inc. Class A*	966,912
80,242	MongoDB, Inc.*	2,887,910
15,412	New Relic, Inc.*	1,077,145
36,301	NIC, Inc.	539,070
169,535	Nutanix, Inc. Class A*	8,576,776
119,420	Okta, Inc.*	5,112,370
136,159	Paylocity Holding Corp.*	7,438,366
132,397	Pegasystems, Inc.	8,082,837
177,060	Pivotal Software, Inc. Class A*	3,194,162
66,584	Progress Software Corp.	2,458,947
4,198	Proofpoint, Inc.*	495,112
80,294	Q2 Holdings, Inc.*	3,954,480
25,459	Qualys, Inc.*	1,959,070
20,985	RingCentral, Inc. Class A*	1,407,044
98,303	Science Applications International Corp.	8,433,414
47,528	Shutterstock, Inc.*	2,002,830
1,440	Stamps.com, Inc.*	327,960

The accompanying notes are an integral part of these financial statements.

78

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Software & Services - 18.5% - (continued)
52,116	Sykes Enterprises, Inc.*	$1,498,856
43,217	Travelport Worldwide Ltd.	740,739
184,088	TrueCar, Inc.*	1,822,471
19,699	TTEC Holdings, Inc.	630,368
24,222	Verint Systems, Inc.*	1,019,746
43,209	WEX, Inc.*	6,996,401
19,253	Yelp, Inc.*	863,497
194,759	Zendesk, Inc.*	9,494,501

		231,839,375

	Technology Hardware & Equipment - 2.9%
107,698	ePlus, Inc.*	8,599,685
117,241	Extreme Networks, Inc.*	1,254,479
171,702	Fabrinet*	4,843,713
110,564	II-VI, Inc.*	4,212,488
62,881	Itron, Inc.*	4,112,417
51,697	Lumentum Holdings, Inc.*	2,608,114
28,293	Methode Electronics, Inc.	1,128,891
29,844	Pure Storage, Inc. Class A*	603,744
55,039	Rogers Corp.*	5,872,661
5,591	Tech Data Corp.*	426,314
129,404	Vishay Intertechnology, Inc.	2,283,981

		35,946,487

	Telecommunication Services - 0.8%
19,001	Boingo Wireless, Inc.*	445,763
320,823	ORBCOMM, Inc.*	2,893,824
610,510	Vonage Holdings Corp.*	6,825,502

		10,165,089

	Transportation - 1.8%
14,321	ArcBest Corp.	459,704
31,424	Avis Budget Group, Inc.*	1,552,660
88,896	Genesee & Wyoming, Inc. Class A*	6,329,395
43,000	Hawaiian Holdings, Inc.*	1,771,600
170,158	Knight-Swift Transportation Holdings, Inc.*	6,637,864
234,812	Marten Transport Ltd.	4,578,834
12,145	Saia, Inc.*	802,177

		22,132,234

	Total Common Stocks (cost $1,017,044,681)	$1,224,590,804

EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
31,073	iShares Russell 2000 Growth ETF(1)	$5,934,632

	Total Exchange-Traded Funds (cost $5,779,699)	$5,934,632

WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,613	Emergent Capital, Inc. Expires 4/11/19*(2)(3)	$—

	Total Warrants (cost $ –)	$—

	Total Long-Term Investments (cost $1,022,824,380)	$1,230,525,436

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.5%
	Other Investment Pools & Funds - 1.5%
3,778,832	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(4)	$3,778,832
15,679,345	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(4)	15,679,345

		19,458,177

	Securities Lending Collateral - 2.0%
1,245,334	Citibank NA DDCA, 1.50%, 5/1/2018(4)	1,245,334
13,252,809	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(4)	13,252,809
10,408,543	Invesco Government & Agency Portfolio, 1.60%(4)	10,408,543

		24,906,686

	Total Short-Term Investments (cost $44,364,863)	$44,364,863

Total Investments (cost $1,067,189,243)	101.6%	$1,274,890,299
Other Assets and Liabilities	(1.6)%	(19,885,918)

Total Net Assets	100.0%	$1,255,004,381

The accompanying notes are an integral part of these financial statements.

79

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited.At April 30, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

80

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$19,565,273	$19,565,273	$—	$—
Banks	38,377,169	38,377,169	—	—
Capital Goods	118,774,347	118,774,347	—	—
Commercial & Professional Services	64,493,360	64,493,360	—	—
Consumer Durables & Apparel	62,493,709	62,493,709	—	—
Consumer Services	49,388,543	49,388,543	—	—
Diversified Financials	17,640,318	17,640,318	—	—
Energy	27,087,790	27,087,790	—	—
Food & Staples Retailing	20,774,959	20,774,959	—	—
Food, Beverage & Tobacco	16,671,641	16,671,641	—	—
Health Care Equipment & Services	122,323,277	122,323,277	—	—
Household & Personal Products	5,218,282	5,218,282	—	—
Insurance	9,440,634	9,440,634	—	—
Materials	47,293,664	47,293,664	—	—
Media	2,520,734	2,520,734	—	—
Pharmaceuticals, Biotechnology & Life Sciences	187,790,621	187,790,621	—	—
Real Estate	28,270,989	28,270,989	—	—
Retailing	40,004,255	40,004,255	—	—
Semiconductors & Semiconductor Equipment	46,378,054	46,378,054	—	—
Software & Services	231,839,375	231,839,375	—	—
Technology Hardware & Equipment	35,946,487	35,946,487	—	—
Telecommunication Services	10,165,089	10,165,089	—	—
Transportation	22,132,234	22,132,234	—	—
Exchange-Traded Funds	5,934,632	5,934,632	—	—
Warrants	—	—	—	—
Short-Term Investments	44,364,863	44,364,863	—	—

Total	$1,274,890,299	$1,274,890,299	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

81

The Hartford Small Company Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4%
	Automobiles & Components - 0.1%
3,429	Cooper Tire & Rubber Co.	$83,839
3,674	Tenneco, Inc.	164,191
1,155	Visteon Corp.*	143,728

		391,758

	Banks - 5.1%
1,418	FCB Financial Holdings, Inc. Class A*	81,960
2,842	First Busey Corp.	84,265
2,902	First Hawaiian, Inc.	79,950
2,626	Great Western Bancorp, Inc.	108,034
1,902	IBERIABANK Corp.	142,555
106,350	MB Financial, Inc.	4,532,637
319,748	MGIC Investment Corp.	3,203,875
282,576	Sterling Bancorp	6,711,180
38,709	Texas Capital Bancshares, Inc.*	3,818,643
82,700	Union Bankshares Corp.	3,126,887
59,716	Western Alliance Bancorp*	3,522,050

		25,412,036

	Capital Goods - 9.4%
4,129	AAON, Inc.	140,386
2,717	Aerojet Rocketdyne Holdings, Inc.*	75,913
107,822	Altra Industrial Motion Corp.	4,490,786
1,259	American Woodmark Corp.*	103,490
2,133	Applied Industrial Technologies, Inc.	136,405
2,470	Armstrong World Industries, Inc.*	138,320
1,274	Astec Industries, Inc.	70,784
2,563	AZZ, Inc.	114,182
124,477	Beacon Roofing Supply, Inc.*	6,093,149
4,357	BMC Stock Holdings, Inc.*	75,158
76,931	EnerSys	5,274,389
3,900	Evoqua Water Technologies Corp.*	79,677
3,920	Generac Holdings, Inc.*	176,439
160,332	ITT, Inc.	7,838,632
119,911	JELD-WEN Holding, Inc.*	3,370,698
6,508	Milacron Holdings Corp.*	117,339
5,700	nLight, Inc.*	142,101
453,681	Rexnord Corp.*	12,480,764
1,197	SiteOne Landscape Supply, Inc.*	81,995
120,516	SPX FLOW, Inc.*	5,423,220
804	Teledyne Technologies, Inc.*	150,420
3,955	Welbilt, Inc.*	75,778

		46,650,025

	Commercial & Professional Services - 3.2%
3,766	Advanced Disposal Services, Inc.*	83,003
3,026	ASGN, Inc.*	243,986
91,147	Brink’s Co.	6,726,649
3,600	Ceridian HCM Holding, Inc.*	113,688
2,497	Clean Harbors, Inc.*	114,363
21,278	CoStar Group, Inc.*	7,801,791
2,333	Deluxe Corp.	159,904
2,225	Exponent, Inc.	192,240
2,267	Huron Consulting Group, Inc.*	84,899
1,725	MSA Safety, Inc.	149,799
396	WageWorks, Inc.*	16,493

		15,686,815

	Consumer Durables & Apparel - 5.0%
1,917	Carter’s, Inc.	192,313
2,310	Installed Building Products, Inc.*	133,287
2,116	Oxford Industries, Inc.	163,017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Consumer Durables & Apparel - 5.0% - (continued)
150,753	Skechers USA, Inc. Class A*	$4,296,461
5,204	Steven Madden Ltd.	251,093
87,291	TopBuild Corp.*	6,957,093
315,958	TRI Pointe Group, Inc.*	5,406,041
107,889	Under Armour, Inc. Class A*(1)	1,916,109
351,066	Under Armour, Inc. Class C*	5,388,863
7,214	Wolverine World Wide, Inc.	216,131

		24,920,408

	Consumer Services - 8.4%
230,480	Boyd Gaming Corp.	7,654,241
580,284	DraftKings, Inc.*(2)(3)(4)(5)	771,777
2,756	Dunkin’ Brands Group, Inc.	168,006
1,887	La Quinta Holdings, Inc.*	36,872
66,490	Marriott Vacations Worldwide Corp.	8,152,339
52,494	Papa John’s International, Inc.(1)	3,254,628
400,662	Planet Fitness, Inc. Class A*	16,142,672
114,572	Wingstop, Inc.	5,597,988

		41,778,523

	Diversified Financials - 0.1%
2,071	Evercore, Inc. Class A	209,689
2,257	OneMain Holdings, Inc.*	69,628

		279,317

	Energy - 1.1%
260,541	Centennial Resource Development, Inc. Class A*	4,820,008
4,665	Newfield Exploration Co.*	139,017
2,190	PDC Energy, Inc.*	117,253
5,699	ProPetro Holding Corp.*(1)	104,292
5,783	WildHorse Resource Development Corp.*	151,225

		5,331,795

	Food & Staples Retailing - 1.8%
1,225	Casey’s General Stores, Inc.	118,335
262,215	Performance Food Group Co.*	8,508,877
1,950	PriceSmart, Inc.	170,820

		8,798,032

	Food, Beverage & Tobacco - 0.1%
9,472	Hostess Brands, Inc.*	133,082
1,311	Post Holdings, Inc.*	104,316

		237,398

	Health Care Equipment & Services - 7.8%
4,801	AtriCure, Inc.*	106,726
168	Atrion Corp.	104,513
4,191	Cardiovascular Systems, Inc.*	95,764
45,239	DexCom, Inc.*	3,310,590
104,189	Globus Medical, Inc. Class A*	5,333,435
51,329	HealthEquity, Inc.*	3,370,775
58,176	Hill-Rom Holdings, Inc.	4,993,246
5,281	HMS Holdings Corp.*	95,111
937	ICU Medical, Inc.*	235,843
158,312	Insulet Corp.*	13,614,832
2,982	Integra LifeSciences Holdings Corp.*	183,781
1,344	Medidata Solutions, Inc.*	95,908
1,468	Molina Healthcare, Inc.*	122,211
3,435	Natus Medical, Inc.*	113,527
57,205	Omnicell, Inc.*	2,465,535
197,394	OraSure Technologies, Inc.*	3,499,796
2,111	Orthofix International N.V.*	128,813

The accompanying notes are an integral part of these financial statements.

82

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Health Care Equipment & Services - 7.8% - (continued)
1,362	U.S. Physical Therapy, Inc.	$124,283
9,525	Veeva Systems, Inc. Class A*	667,988

		38,662,677

	Insurance - 0.0%
3,658	James River Group Holdings Ltd.	132,859

	Materials - 4.8%
3,338	Boise Cascade Co.	138,861
147,114	Carpenter Technology Corp.	7,835,292
296,253	Ferro Corp.*	6,520,529
9,790	Graphic Packaging Holding Co.	139,997
58,757	Ingevity Corp.*	4,514,300
5,316	Louisiana-Pacific Corp.	150,602
8,393	OMNOVA Solutions, Inc.*	91,484
5,037	PolyOne Corp.	210,798
148,700	Summit Materials, Inc. Class A*	4,184,418

		23,786,281

	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
2,649	Abeona Therapeutics, Inc.*(1)	46,225
84,738	Aerie Pharmaceuticals, Inc.*	4,338,586
947	Agios Pharmaceuticals, Inc.*	79,463
131,693	Amicus Therapeutics, Inc.*	1,863,456
52,084	Arena Pharmaceuticals, Inc.*	2,075,027
1,856	Audentes Therapeutics, Inc.*	69,340
8,200	BeiGene Ltd. ADR*	1,390,556
855	Bluebird Bio, Inc.*	145,478
49,784	Blueprint Medicines Corp.*	3,819,428
3,800	Calithera Biosciences, Inc.*	23,370
4,814	Catalent, Inc.*	197,904
3,765	Coherus Biosciences, Inc.*	45,557
51,000	CRISPR Therapeutics AG*(1)	2,389,860
4,821	Cytokinetics, Inc.*	40,014
3,821	Dermira, Inc.*	34,809
100,713	Exact Sciences Corp.*	5,036,657
4,120	Five Prime Therapeutics, Inc.*	69,010
2,148	Flexion Therapeutics, Inc.*(1)	53,528
1,100	G1 Therapeutics, Inc.*	42,185
38,340	Galapagos N.V. ADR*	3,417,244
27,593	Global Blood Therapeutics, Inc.*	1,218,231
3,247	GlycoMimetics, Inc.*	54,842
76,400	Heron Therapeutics, Inc.*	2,314,920
4,898	Impax Laboratories, Inc.*	92,082
5,736	Intersect ENT, Inc.*	229,153
41,187	Ionis Pharmaceuticals, Inc.*	1,772,277
155,176	Ironwood Pharmaceuticals, Inc.*	2,811,789
1,822	Jounce Therapeutics, Inc.*	37,515
20,398	Loxo Oncology, Inc.*	2,568,312
2,947	Medicines Co.*	88,675
47,438	MyoKardia, Inc.*	2,343,437
5,362	NanoString Technologies, Inc.*	50,939
57,934	Nektar Therapeutics*	4,846,758
50,725	Neurocrine Biosciences, Inc.*	4,112,783
58,600	Portola Pharmaceuticals, Inc.*	2,117,218
63,966	PRA Health Sciences, Inc.*	5,256,086
1,500	Revance Therapeutics, Inc.*	41,925
17,328	Rigel Pharmaceuticals, Inc.*	62,554
26,994	Sage Therapeutics, Inc.*	3,884,977
1,794	Spark Therapeutics, Inc.*	136,918

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0% - (continued)
3,397	Syneos Health, Inc.*	$129,426
2,183	Ultragenyx Pharmaceutical, Inc.*	110,984

		59,459,498

	Real Estate - 0.1%
807	Coresite Realty Corp. REIT	84,009
3,102	Corporate Office Properties Trust REIT	85,336
3,616	HFF, Inc. Class A, REIT	127,066
8,606	Sunstone Hotel Investors, Inc. REIT	134,253

		430,664

	Retailing - 4.1%
3,136,600	Allstar Co.*(2)(3)(4)(5)	376,392
659	Burlington Stores, Inc.*	89,525
3,747	Caleres, Inc.	122,639
4,719	Core-Mark Holding Co., Inc.	97,259
2,352	Five Below, Inc.*	166,075
115,209	Floor & Decor Holdings, Inc. Class A*	6,404,468
4,680	Michaels Cos., Inc.*	87,142
74,009	Shutterfly, Inc.*	5,988,808
26,907	Tory Burch LLC*(2)(3)(4)(5)	1,478,564
88,306	Wayfair, Inc. Class A*(1)	5,501,464

		20,312,336

	Semiconductors & Semiconductor Equipment - 0.8%
1,343	Advanced Energy Industries, Inc.*	79,976
3,600	Axcelis Technologies, Inc.*	79,200
3,814	Cohu, Inc.	81,620
5,155	Entegris, Inc.	165,991
9,908	FormFactor, Inc.*	113,694
1,245	Integrated Device Technology, Inc.*	34,648
1,650	MKS Instruments, Inc.	168,960
130,756	Tower Semiconductor Ltd.*	3,382,658

		4,106,747

	Software & Services - 23.2%
135,297	2U, Inc.*	10,890,055
4,210	Acxiom Corp.*	109,376
2,275	Aspen Technology, Inc.*	199,631
1,375	Blackbaud, Inc.	144,320
4,171	Blucora, Inc.*	108,446
1,229	CACI International, Inc. Class A*	185,640
305,895	Cloudera, Inc.*	4,359,004
200	DocuSign, Inc.*	7,726
63,742	EPAM Systems, Inc.*	7,288,898
4,946	Etsy, Inc.*	148,083
2,303	ExlService Holdings, Inc.*	133,136
48,293	Fair Isaac Corp.*	8,363,382
176,746	Five9, Inc.*	5,191,030
140,776	ForeScout Technologies, Inc.*	4,503,424
80,206	GoDaddy, Inc. Class A*	5,178,099
28,111	GrubHub, Inc.*	2,843,147
93,668	Guidewire Software, Inc.*	7,926,186
67,497	HubSpot, Inc.*	7,147,932
2,863	Instructure, Inc.*	116,095
1,436	LogMeIn, Inc.	158,247
25,906	ManTech International Corp. Class A	1,530,786
2,095	MAXIMUS, Inc.	141,685
260,388	Mimecast Ltd.*	9,907,763
51,800	MongoDB, Inc.*	1,864,282

The accompanying notes are an integral part of these financial statements.

83

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.4% - (continued)
	Software & Services - 23.2% - (continued)
3,306	Nutanix, Inc. Class A*	$167,251
209,927	Okta, Inc.*	8,986,975
2,912	Paylocity Holding Corp.*	159,083
2,577	Pegasystems, Inc.	157,326
3,900	Pivotal Software, Inc. Class A*	70,356
34,251	Proofpoint, Inc.*	4,039,563
1,719	Q2 Holdings, Inc.*	84,661
1,980	Science Applications International Corp.	169,864
133,628	SendGrid, Inc.*	3,856,504
139,473	Trade Desk, Inc. Class A*(1)	7,136,833
2,500	TrueCar, Inc.*	24,750
926	WEX, Inc.*	149,938
82,471	Wix.com Ltd.*	6,783,240
91,344	Zendesk, Inc.*	4,453,020

		114,685,737

	Technology Hardware & Equipment - 4.0%
2,375	ePlus, Inc.*	189,644
3,742	Fabrinet*	105,562
138,582	II-VI, Inc.*	5,279,974
1,346	Itron, Inc.*	88,028
1,068	Lumentum Holdings, Inc.*	53,881
1,099	Rogers Corp.*	117,263
104,928	Zebra Technologies Corp. Class A*	14,147,442

		19,981,794

	Telecommunication Services - 0.0%
6,869	ORBCOMM, Inc.*	61,959
10,663	Vonage Holdings Corp.*	119,212

		181,171

	Transportation - 2.3%
1,961	Genesee & Wyoming, Inc. Class A*	139,623
339,500	JetBlue Airways Corp.*	6,515,005
60,135	Knight-Swift Transportation Holdings, Inc.*	2,345,866
5,024	Marten Transport Ltd.	97,968
93,248	Schneider National, Inc. Class B	2,487,857

		11,586,319

	Total Common Stocks (cost $386,908,272)	$462,812,190

PREFERRED STOCKS - 2.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
92,973	Sancilio & Co., Inc.*(2)(3)(4)(5)	$186,876

	Retailing - 0.3%
47,489	Honest Co.*(2)(3)(4)(5)	1,679,686

	Software & Services - 1.7%
263,189	MarkLogic Corp. Series F*(2)(3)(4)(5)	2,610,835
329,082	Zuora, Inc. Series F*(2)(3)(4)(5)(6)	5,764,167

		8,375,002

	Total Preferred Stocks (cost $8,022,087)	$10,241,564

Shares or Principal Amount		Market Value†
ESCROWS - 0.1%
	Software & Services - 0.1%
98,033	Veracode, Inc. Escrow*(2)(3)(4)(5)	$394,093

	Total Escrows (cost $ –)	$394,093

	Total Long-Term Investments (cost $394,930,359)	$473,447,847

SHORT-TERM INVESTMENTS - 6.5%
	Other Investment Pools & Funds - 4.7%
23,236,973	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(7)	$23,236,973

	Securities Lending Collateral - 1.8%
433,872	Citibank NA DDCA, 1.50%, 5/1/18(7)	433,872
4,617,246	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(7)	4,617,246
3,626,311	Invesco Government & Agency Portfolio, 1.60%(7)	3,626,311

		8,677,429

	Total Short-Term Investments (cost $31,914,402)	$31,914,402

Total Investments (cost $426,844,761)	102.0%	$505,362,249
Other Assets and Liabilities	(2.0)%	(9,744,076)

Total Net Assets	100.0%	$495,618,173

The accompanying notes are an integral part of these financial statements.

84

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $13,262,390, which represented 2.7% of total net assets.

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $13,262,390, which represented 2.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $13,262,390, which represented 2.7% of total net assets.

(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
01/2015	Zuora, Inc. Series F Preferred	329,082	$2,500,563	$5,764,167

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

85

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$391,758	$391,758	$—	$—
Banks	25,412,036	25,412,036	—	—
Capital Goods	46,650,025	46,650,025	—	—
Commercial & Professional Services	15,686,815	15,686,815	—	—
Consumer Durables & Apparel	24,920,408	24,920,408	—	—
Consumer Services	41,778,523	41,006,746	—	771,777
Diversified Financials	279,317	279,317	—	—
Energy	5,331,795	5,331,795	—	—
Food & Staples Retailing	8,798,032	8,798,032	—	—
Food, Beverage & Tobacco	237,398	237,398	—	—
Health Care Equipment & Services	38,662,677	38,662,677	—	—
Insurance	132,859	132,859	—	—
Materials	23,786,281	23,786,281	—	—
Pharmaceuticals, Biotechnology & Life Sciences	59,459,498	59,459,498	—	—
Real Estate	430,664	430,664	—	—
Retailing	20,312,336	18,457,380	—	1,854,956
Semiconductors & Semiconductor Equipment	4,106,747	4,106,747	—	—
Software & Services	114,685,737	114,685,737	—	—
Technology Hardware & Equipment	19,981,794	19,981,794	—	—
Telecommunication Services	181,171	181,171	—	—
Transportation	11,586,319	11,586,319	—	—
Preferred Stocks	10,241,564	—	—	10,241,564
Escrows	394,093	—	—	394,093
Short-Term Investments	31,914,402	31,914,402	—	—

Total	$505,362,249	$492,099,859	$—	$13,262,390

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2018:

	Common Stocks	Preferred Stocks	Escrows	Total
Beginning balance	$2,484,729	$7,971,312	$—	$10,456,041
Conversions*	(394,093)	—	394,093
Purchases	—	—	—	—
Sales	—	—	—	—
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	—	—	—	—
Net change in unrealized appreciation/depreciation	536,097	2,270,252	—	2,806,349
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$2,626,733	$10,241,564	$394,093	$13,262,390

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2018 was $2,806,349.

*	Private Equity securities that were a common stock are now trading as escrow.

The accompanying notes are an integral part of these financial statements.

86

[This page is intentionally left blank]

87

Hartford Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund
Assets:
Investments in securities, at market value(1)	$7,741,521,689	$3,304,751,831	$8,274,940,698
Cash	—	—	652,197
Foreign currency	180	—	—
Receivables:
Investment securities sold	242,242,706	—	31,175,650
Fund shares sold	1,255,276	4,247,521	8,869,719
Dividends and interest	6,928,257	2,465,651	11,073,925
Securities lending income	78,053	—	4,435
Tax reclaims	2,108,950	—	1,674,933
Other assets	84,232	129,252	117,717

Total assets	7,994,219,343	3,311,594,255	8,328,509,274

Liabilities:
Obligation to return securities lending collateral	106,065,046	—	—
Payables:
Investment securities purchased	148,278,521	—	31,128,040
Fund shares redeemed	6,337,207	3,275,258	6,897,005
Investment management fees	4,240,607	954,667	4,137,688
Transfer agent fees	1,433,878	338,129	918,166
Accounting services fees	124,863	49,118	102,735
Board of Directors’ fees	33,618	9,998	29,904
Variation margin on futures contracts	—	—	—
Distribution fees	317,574	75,119	187,857
Accrued expenses	992,216	156,245	452,784

Total liabilities	267,823,530	4,858,534	43,854,179

Net assets	$7,726,395,813	$3,306,735,721	$8,284,655,095

Summary of Net Assets:
Capital stock and paid-in-capital	$6,607,289,293	$2,632,751,956	$5,739,490,673
Undistributed (distributions in excess of) net investment income	(409,087)	8,637,127	12,796,848
Accumulated net realized gain (loss)	687,785,193	95,056,774	450,389,902
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	431,730,414	570,289,864	2,081,977,672

Net assets	$7,726,395,813	$3,306,735,721	$8,284,655,095

Shares authorized	1,715,000,000	700,000,000	1,250,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$37.87	$29.25	$25.27

Maximum offering price per share	$40.07	$30.95	$26.74

Shares outstanding	116,143,468	21,563,013	135,792,716

Net Assets	$4,398,024,932	$630,733,632	$3,431,908,702

Class C: Net asset value per share	$29.40	$26.78	$24.41

Shares outstanding	38,758,717	11,912,921	17,302,071

Net Assets	$1,139,607,496	$319,075,497	$422,419,044

Class I: Net asset value per share	$38.02	$29.29	$25.16

Shares outstanding	20,182,142	34,923,898	31,734,476

Net Assets	$767,263,666	$1,023,048,958	$798,368,129

Class R3: Net asset value per share	$41.69	$29.64	$25.60

Shares outstanding	1,649,924	1,352,591	2,948,961

Net Assets	$68,785,576	$40,089,665	$75,498,351

Class R4: Net asset value per share	$42.94	$30.09	$25.78

Shares outstanding	1,358,955	5,363,607	5,196,188

Net Assets	$58,351,942	$161,367,437	$133,933,365

The accompanying notes are an integral part of these financial statements.

88

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	Hartford Small Cap Core Fund

$4,247,237,348	$4,893,823,678	$1,429,161,159	$11,659,702,797	$705,329,436	$300,463,817	$113,421,054
—	—	—	—	—	37,515	—
533,779	21	—	—	—	7	—

—	43,584,400	20,435,709	10,958,561	5,278,668	605,657	4,303,662
4,894,880	3,841,947	970,945	30,446,308	1,350,980	51,911	43,496
4,561,751	954,219	1,139,089	1,297,437	546,562	310,742	67,333
—	110,155	17,023	66,582	15,072	61	2,975
2,212,314	438,701	160,446	—	21,188	125,883	—
112,163	103,946	86,586	233,267	99,182	84,645	73,102

4,259,552,235	4,942,857,067	1,451,970,957	11,702,704,952	712,641,088	301,680,238	117,911,622

—	157,522,242	18,393,023	102,619,216	7,449,659	1,270,200	1,683,649

4,284,610	17,006,550	2,900,432	44,454,496	7,048,798	—	1,430,026
4,241,503	4,790,133	1,736,604	10,845,179	657,174	468,365	77,264
2,166,907	2,771,055	1,007,615	6,694,498	416,703	132,235	74,369
518,288	707,697	290,801	1,117,265	105,240	69,910	24,710
60,731	82,234	21,284	129,218	10,401	4,467	1,785
15,087	15,064	5,633	25,447	2,099	844	623
—	—	—	—	—	—	8,340
117,907	129,713	58,256	211,044	15,977	8,680	3,237
232,117	298,392	116,483	512,217	69,370	18,401	13,253

11,637,150	183,323,080	24,530,131	166,608,580	15,775,421	1,973,102	3,317,256

$4,247,915,085	$4,759,533,987	$1,427,440,826	$11,536,096,372	$696,865,667	$299,707,136	$114,594,366

$3,206,889,551	$3,553,878,263	$1,208,596,691	$8,352,843,076	$586,727,950	$278,676,702	$82,380,789
4,654,052	(17,738,368)	(4,663,991)	(14,305,015)	513,617	2,069,520	431,657
199,600,501	668,406,709	38,805,127	720,644,545	46,690,124	10,640,496	17,389,041
836,770,981	554,987,383	184,702,999	2,476,913,766	62,933,976	8,320,418	14,392,879

$4,247,915,085	$4,759,533,987	$1,427,440,826	$11,536,096,372	$696,865,667	$299,707,136	$114,594,366

700,000,000	23,850,000,000	550,000,000	1,080,000,000	500,000,000	670,000,000	1,050,000,000

$0.0010	$0.0001	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010

$19.50	$44.65	$33.80	$30.96	$15.36	$20.11	$13.64

$20.63	$47.25	$35.77	$32.76	$16.25	$21.28	$14.43

79,773,588	43,204,227	19,591,430	83,257,794	18,707,858	8,417,524	3,706,554

$1,555,528,616	$1,929,237,261	$662,238,384	$2,577,491,845	$287,364,080	$169,271,832	$50,553,128

$19.39	$28.68	$27.61	$22.66	$12.70	$17.27	$12.38

21,499,844	13,984,611	8,088,385	32,850,885	2,654,914	1,065,047	826,183

$416,931,180	$401,071,851	$223,308,569	$744,390,283	$33,713,802	$18,397,130	$10,230,005

$19.40	$46.63	$35.46	$31.82	$15.49	$19.85	$13.65

59,282,776	33,653,043	9,652,142	105,140,387	2,591,316	712,933	230,650

$1,149,819,142	$1,569,296,183	$342,217,548	$3,345,291,517	$40,140,780	$14,151,616	$3,147,457

$19.52	$44.82	$34.78	$34.39	$16.12	$20.42	$14.02

2,609,354	1,066,709	1,155,002	3,011,027	703,285	59,835	35,709

$50,938,740	$47,810,395	$40,170,886	$103,560,598	$11,337,338	$1,221,782	$500,732

$19.55	$47.09	$36.50	$35.67	$16.43	$20.60	$14.15

3,908,001	1,688,992	920,342	8,163,830	746,974	313,822	6,031

$76,396,746	$79,537,483	$33,590,591	$291,169,569	$12,271,459	$6,463,243	$85,325

The accompanying notes are an integral part of these financial statements.

89

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund
Class R5: Net asset value per share	$43.74	$29.50	$25.88

Shares outstanding	868,402	6,319,126	5,313,644

Net Assets	$37,980,073	$186,432,308	$137,510,196

Class R6: Net asset value per share	$43.98	$29.62	$25.88

Shares outstanding	1,633,145	4,817,861	1,661,640

Net Assets	$71,823,424	$142,708,613	$43,003,072

Class Y: Net asset value per share	$43.97	$29.62	$25.88

Shares outstanding	4,002,730	6,274,501	25,546,807

Net Assets	$175,994,886	$185,865,662	$661,259,281

Class F: Net asset value per share	$38.01	$29.30	$25.14

Shares outstanding	26,534,182	21,072,495	102,647,825

Net Assets	$1,008,563,818	$617,413,949	$2,580,754,955

Cost of investments	$7,309,651,345	$2,734,461,967	$6,192,963,026
Cost of foreign currency	$180	$—	$—
(1) Includes Investment in securities on loan, at value	$102,187,103	$—	$—

The accompanying notes are an integral part of these financial statements.

90

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	Hartford Small Cap Core Fund
$19.64	$49.06	$38.11	$36.59	$16.63	$20.74	$14.12

4,254,417	403,463	147,117	11,332,151	632,538	47,739	2,528

$83,570,811	$19,792,823	$5,606,959	$414,685,943	$10,520,433	$990,168	$35,698

$19.69	$49.71	$—	$36.94	$—	$20.80	$14.11

1,719,879	121,758	—	19,150,244	—	476	715

$33,864,460	$6,052,393	$—	$707,435,950	$—	$9,909	$10,088

$19.69	$49.72	$38.56	$36.92	$16.67	$20.79	$14.11

6,906,237	2,262,677	1,298,049	48,079,618	1,127,994	45,321	44,929

$136,002,998	$112,495,017	$50,054,058	$1,774,894,232	$18,806,496	$942,200	$634,127

$19.40	$46.69	$35.50	$31.86	$15.49	$19.83	$13.64

38,404,709	12,726,864	1,979,121	49,509,461	18,249,963	4,451,457	3,621,048

$744,862,392	$594,240,581	$70,253,831	$1,577,176,435	$282,711,279	$88,259,256	$49,397,806

$3,410,396,519	$4,338,809,158	$1,244,448,511	$9,182,788,356	$642,239,223	$292,138,304	$99,019,835
$534,133	$19	$—	$—	$—	$7	$—
$—	$153,188,314	$17,831,846	$100,197,798	$7,253,876	$1,240,272	$1,646,231

The accompanying notes are an integral part of these financial statements.

91

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

	The Hartford Small Cap Growth Fund	The Hartford Small Company Fund
Assets:
Investments in securities, at market value(1)	$1,274,890,299	$505,362,249
Cash	1,320	1,135
Foreign currency	—	5
Receivables:
Investment securities sold	7,692,386	444,884
Fund shares sold	1,448,554	603,654
Dividends and interest	163,283	48,157
Securities lending income	18,348	9,354
Other assets	76,377	82,559

Total assets	1,284,290,567	506,551,997

Liabilities:
Obligation to return securities lending collateral	24,906,686	8,677,429
Payables:
Investment securities purchased	2,285,591	999,213
Fund shares redeemed	1,105,645	723,970
Investment management fees	732,252	339,218
Transfer agent fees	152,452	104,624
Accounting services fees	18,912	9,050
Board of Directors’ fees	3,840	1,705
Distribution fees	15,882	14,804
Accrued expenses	64,926	63,811

Total liabilities	29,286,186	10,933,824

Net assets	$1,255,004,381	$495,618,173

Summary of Net Assets:
Capital stock and paid-in-capital	$965,159,428	$393,207,525
Undistributed (distributions in excess of) net investment income	(874,843)	(5,149,665)
Accumulated net realized gain (loss)	83,018,740	29,042,825
Unrealized appreciation (depreciation) of investments	207,701,056	78,517,488

Net assets	$1,255,004,381	$495,618,173

Shares authorized	27,100,000,000	600,000,000

Par value	$0.0001	$0.0010

Class A: Net asset value per share	$56.64	$21.76

Maximum offering price per share	$59.94	$23.03

Shares outstanding	3,722,216	11,911,975

Net Assets	$210,831,092	$259,179,883

Class C: Net asset value per share	$43.04	$15.85

Shares outstanding	797,516	1,628,787

Net Assets	$34,327,039	$25,823,424

Class I: Net asset value per share	$58.55	$22.78

Shares outstanding	6,211,414	1,252,020

Net Assets	$363,667,779	$28,525,673

Class R3: Net asset value per share	$56.20	$23.50

Shares outstanding	259,524	771,175

Net Assets	$14,585,737	$18,120,523

Class R4: Net asset value per share	$58.46	$24.77

Shares outstanding	1,298,930	796,308

Net Assets	$75,939,153	$19,721,603

Class R5: Net asset value per share	$60.92	$25.96

Shares outstanding	1,840,553	97,609

Net Assets	$112,133,951	$2,533,849

The accompanying notes are an integral part of these financial statements.

92

Hartford Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

	The Hartford Small Cap Growth Fund	The Hartford Small Company Fund
Class R6: Net asset value per share	$61.59	$26.43

Shares outstanding	462,164	2,163

Net Assets	$28,464,307	$57,148

Class Y: Net asset value per share	$61.64	$26.42

Shares outstanding	5,942,453	1,317,039

Net Assets	$366,319,975	$34,795,071

Class F: Net asset value per share	$58.66	$22.84

Shares outstanding	830,801	4,679,643

Net Assets	$48,735,348	$106,860,999

Cost of investments	$1,067,189,243	$426,844,761
Cost of foreign currency	$—	$5
(1) Includes Investment in securities on loan, at value	$24,209,150	$8,448,526

The accompanying notes are an integral part of these financial statements.

93

Hartford Domestic Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund
Investment Income:
Dividends	$52,769,438	$23,690,928	$106,700,962
Interest	600,035	340,658	1,161,498
Securities lending	119,572	—	25,052
Less: Foreign tax withheld	(653,202)	—	(1,489,804)

Total investment income, net	52,835,843	24,031,586	106,397,708

Expenses:
Investment management fees	26,706,148	5,754,693	25,506,596
Administrative services fees
Class R3	72,708	41,716	78,090
Class R4	49,025	127,010	104,085
Class R5	20,171	99,300	68,051
Transfer agent fees
Class A	2,831,786	347,875	1,910,105
Class C	682,276	157,885	257,676
Class I	391,025	422,118	340,153
Class R3	7,299	2,489	4,462
Class R4	2,222	2,263	1,762
Class R5	773	1,512	829
Class R6	39	594	140
Class Y	13,584	27,722	118,450
Class F	5,710	30	135
Distribution fees
Class A	5,707,085	803,442	4,462,719
Class C	6,016,330	1,621,549	2,215,729
Class R3	181,770	104,290	195,224
Class R4	81,709	211,683	173,475
Custodian fees	306,152	7,287	20,505
Registration and filing fees	104,236	118,808	141,774
Accounting services fees	779,313	296,063	629,032
Board of Directors’ fees	111,388	43,215	113,029
Audit fees	16,963	8,108	7,580
Other expenses	521,029	182,859	513,220

Total expenses (before waivers and fees paid indirectly)	44,608,741	10,382,511	36,862,821
Expense waivers	(10,793)	(1,734)	—
Distribution fee reimbursements	(87,530)	(32,561)	(43,123)
Commission recapture	(69,903)	(1,282)	(19,914)

Total waivers and fees paid indirectly	(168,226)	(35,577)	(63,037)

Total expenses, net	44,440,515	10,346,934	36,799,784

Net Investment Income (Loss)	8,395,328	13,684,652	69,597,924

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	744,438,219	96,579,641	454,010,957
Net realized gain (loss) on foreign currency contracts	—	—	—
Net realized gain (loss) on other foreign currency transactions	(360,711)	(3)	61,063

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	744,077,508	96,579,638	454,072,020

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(427,663,669)	84,734,404	(326,663,979)
Net unrealized appreciation (depreciation) of futures contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	25,249	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(427,638,420)	84,734,404	(326,663,979)

Net Gain (Loss) on Investments and Foreign Currency Transactions	316,439,088	181,314,042	127,408,041

Net Increase (Decrease) in Net Assets Resulting from Operations	$324,834,416	$194,998,694	$197,005,965

The accompanying notes are an integral part of these financial statements.

94

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Quality Value Fund	Hartford Small Cap Core Fund

$63,170,549	$10,706,374	$6,783,189	$37,887,343	$4,617,015	$3,633,819	$1,384,615
565,058	140,656	177,092	268,894	69,900	34,571	5,963
—	198,551	27,077	101,567	43,167	61	4,963
(1,445,208)	—	(80,828)	(326,993)	(15,568)	(62,297)	(2,101)

62,290,399	11,045,581	6,906,530	37,930,811	4,714,514	3,606,154	1,393,440

13,366,290	16,873,679	6,274,053	38,571,227	2,505,166	757,233	514,975

54,350	49,052	42,822	95,504	11,798	1,306	446
59,283	61,150	26,070	210,979	9,484	5,564	68
42,089	9,238	3,303	192,977	5,436	278	19

773,794	1,218,462	494,424	1,417,537	254,003	172,556	55,271
205,647	225,618	156,978	393,931	31,585	19,111	12,477
483,981	712,799	179,925	1,194,552	20,525	6,586	1,776
2,416	3,430	1,842	8,051	1,177	125	42
1,255	1,708	804	15,523	708	354	9
1,468	755	506	2,701	372	52	4
99	27	—	2,023	—	—	—
32,093	18,267	2,506	235,492	7,903	310	317
64	62	18	85	18	13	10

2,050,906	2,413,974	865,674	3,190,222	365,023	220,420	64,881
2,209,044	2,045,709	1,180,031	3,687,130	175,584	98,227	53,627
135,875	122,631	107,054	238,759	29,494	3,265	1,114
98,805	101,917	43,450	351,632	15,807	9,274	113
12,089	37,904	8,643	20,801	4,442	2,789	576
131,928	112,996	88,569	279,969	86,816	68,693	64,554
373,353	500,133	132,798	753,445	62,508	25,372	12,359
58,273	63,382	20,517	139,700	9,147	3,532	2,032
7,985	9,357	15,095	7,717	9,798	13,925	8,406
270,293	301,890	110,526	815,391	89,124	26,574	11,406

20,371,380	24,884,140	9,755,608	51,825,348	3,695,918	1,435,559	804,482
—	(2,058)	—	—	—	(28,229)	(33,330)
(7,218)	(55,955)	(13,072)	(43,492)	(3,346)	(4,535)	(3,047)
(7,058)	(24,074)	(1,825)	(30,914)	(2,705)	(723)	—

(14,276)	(82,087)	(14,897)	(74,406)	(6,051)	(33,487)	(36,377)

20,357,104	24,802,053	9,740,711	51,750,942	3,689,867	1,402,072	768,105

41,933,295	(13,756,472)	(2,834,181)	(13,820,131)	1,024,647	2,204,082	625,335

197,175,561	695,272,299	58,366,260	722,523,927	48,211,075	10,798,043	17,541,449
—	—	—	—	—	150,252	—
4,939	(73,596)	(598)	1,274	1,293	11,341	—

197,180,500	695,198,703	58,365,662	722,525,201	48,212,368	10,959,636	17,541,449

(224,808,040)	(426,214,407)	(23,095,361)	(11,675,335)	(43,310,356)	(7,443,699)	(15,453,253)
—	—	—	—	—	—	(8,340)
—	—	—	—	—	(134,557)	—
2,129	2,557	(4,225)	(675)	(152,886)	682	—

(224,805,911)	(426,211,850)	(23,099,586)	(11,676,010)	(43,463,242)	(7,577,574)	(15,461,593)

(27,625,411)	268,986,853	35,266,076	710,849,191	4,749,126	3,382,062	2,079,856

$14,307,884	$255,230,381	$32,431,895	$697,029,060	$5,773,773	$5,586,144	$2,705,191

The accompanying notes are an integral part of these financial statements.

95

Hartford Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Small Cap Growth Fund	The Hartford Small Company Fund
Investment Income:
Dividends	$5,001,063	$1,239,245
Interest	111,800	65,683
Securities lending	23,844	9,363
Less: Foreign tax withheld	(2,033)	—

Total investment income, net	5,134,674	1,314,291

Expenses:
Investment management fees	4,503,675	2,015,959
Administrative services fees
Class R3	14,921	20,648
Class R4	57,888	15,905
Class R5	58,051	1,257
Transfer agent fees
Class A	244,549	248,218
Class C	25,304	29,287
Class I	140,134	24,355
Class R3	1,483	1,831
Class R4	1,890	893
Class R5	1,330	240
Class R6	56	—
Class Y	58,920	579
Class F	36	9
Distribution fees
Class A	268,255	323,246
Class C	177,935	133,639
Class R3	37,302	51,619
Class R4	96,481	26,509
Custodian fees	2,621	3,062
Registration and filing fees	83,247	76,361
Accounting services fees	116,478	53,759
Board of Directors’ fees	17,097	6,510
Audit fees	9,602	11,030
Other expenses	101,547	67,616

Total expenses (before waivers and fees paid indirectly)	6,018,802	3,112,532
Expense waivers	—	(49,615)
Distribution fee reimbursements	(7,303)	(6,094)
Commission recapture	(1,982)	(6,356)

Total waivers and fees paid indirectly	(9,285)	(62,065)

Total expenses, net	6,009,517	3,050,467

Net Investment Income (Loss)	(874,843)	(1,736,176)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	84,385,483	39,390,976
Net realized gain (loss) on other foreign currency transactions	—	706

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	84,385,483	39,391,682

Net Changes in Unrealized Appreciation (Depreciation) of Investments:
Net unrealized appreciation (depreciation) of investments	(30,050,306)	(4,784,155)

Net Changes in Unrealized Appreciation (Depreciation) of Investments	(30,050,306)	(4,784,155)

Net Gain (Loss) on Investments and Foreign Currency Transactions	54,335,177	34,607,527

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,460,334	$32,871,351

The accompanying notes are an integral part of these financial statements.

96

[This page is intentionally left blank]

97

Hartford Domestic Equity Funds

Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$8,395,328	$25,338,914	$13,684,652	$31,631,365
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	744,077,508	1,218,030,805	96,579,638	82,815,083
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(427,638,420)	432,116,150	84,734,404	417,226,593

Net Increase (Decrease) in Net Assets Resulting from Operations	324,834,416	1,675,485,869	194,998,694	531,673,041

Distributions to Shareholders:
From net investment income
Class A	(31,209,603)	(18,554,633)	(5,505,820)	(3,527,518)
Class B	—	—	—	—
Class C	(2,069,287)	—	(807,628)	(235,322)
Class I	(7,570,924)	(8,757,228)	(10,960,714)	(6,401,540)
Class R3	(60,057)	(35,341)	(209,771)	(165,124)
Class R4	(342,414)	(166,664)	(1,434,495)	(849,831)
Class R5	(324,017)	(296,900)	(2,222,089)	(990,163)
Class R6	(654,706)	(420,762)	(1,503,515)	(366,134)
Class Y	(1,600,579)	(6,768,545)	(1,807,262)	(2,413,822)
Class F	(11,177,891)	—	(7,271,744)	—

Total from net investment income	(55,009,478)	(35,000,073)	(31,723,038)	(14,949,454)

From net realized gain on investments
Class A	(575,117,681)	—	(16,414,117)	(5,505,410)
Class B	—	—	—	(6,015)
Class C	(190,465,788)	—	(9,016,725)	(2,521,878)
Class I	(105,428,708)	—	(25,556,795)	(6,453,928)
Class R3	(8,546,183)	—	(1,095,109)	(317,464)
Class R4	(8,275,395)	—	(4,399,038)	(1,152,776)
Class R5	(4,403,909)	—	(5,016,770)	(983,894)
Class R6	(7,810,950)	—	(3,124,785)	(310,597)
Class Y	(19,987,610)	—	(3,936,150)	(2,232,681)
Class F	(137,277,126)	—	(15,288,789)	—

Total from net realized gain on investments	(1,057,313,350)	—	(83,848,278)	(19,484,643)

Total distributions	(1,112,322,828)	(35,000,073)	(115,571,316)	(34,434,097)

Capital Share Transactions:
Sold	214,745,987	1,788,213,414	430,500,499	1,969,362,927
Issued on reinvestment of distributions	1,024,873,152	31,116,668	110,126,115	32,030,378
Redeemed	(975,779,105)	(3,769,536,199)	(504,780,979)	(1,659,163,332)

Net increase (decrease) from capital share transactions	263,840,034	(1,950,206,117)	35,845,635	342,229,973

Net Increase (Decrease) in Net Assets	(523,648,378)	(309,720,321)	115,273,013	839,468,917

Net Assets:
Beginning of period	8,250,044,191	8,559,764,512	3,191,462,708	2,351,993,791

End of period	$7,726,395,813	$8,250,044,191	$3,306,735,721	$3,191,462,708

Undistributed (distributions in excess of) net investment income	$(409,087)	$46,205,063	$8,637,127	$26,675,513

The accompanying notes are an integral part of these financial statements.

98

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund		The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$69,597,924	$128,216,517	$41,933,295	$74,982,678	$(13,756,472)	$(23,283,245)
454,072,020	797,408,213	197,180,500	219,163,452	695,198,703	468,331,787
(326,663,979)	693,517,612	(224,805,911)	456,560,081	(426,211,850)	612,040,042

197,005,965	1,619,142,342	14,307,884	750,706,211	255,230,381	1,057,088,584

(27,758,253)	(53,680,402)	(15,246,890)	(28,164,442)	—	—
—	(38,321)	—	(44,441)	—	—
(1,897,783)	(3,668,554)	(2,462,387)	(4,324,510)	—	—
(7,365,472)	(29,614,949)	(12,316,270)	(22,637,647)	—	—
(465,835)	(880,994)	(402,899)	(743,081)	—	—
(1,025,876)	(2,029,112)	(713,635)	(1,319,227)	—	—
(1,210,169)	(2,074,751)	(887,897)	(1,412,247)	—	—
(279,495)	(91,181)	(353,942)	(454,428)	—	—
(5,691,953)	(19,585,547)	(1,508,605)	(5,652,098)	—	—
(25,111,379)	(14,230,080)	(8,112,947)	(4,370,699)	—	—

(70,806,215)	(125,893,891)	(42,005,472)	(69,122,820)	—	—

(341,182,799)	(113,791,717)	(82,835,140)	(53,965,806)	(158,557,453)	(63,089,307)
—	(614,270)	—	(210,931)	—	(198,896)
(43,919,058)	(14,797,009)	(22,395,631)	(14,894,522)	(50,309,267)	(21,586,491)
(75,151,376)	(59,660,201)	(56,751,641)	(34,072,574)	(124,475,405)	(60,579,338)
(7,420,770)	(2,521,370)	(2,801,371)	(1,833,700)	(4,054,100)	(1,730,026)
(13,055,451)	(4,411,249)	(3,946,159)	(2,505,878)	(6,430,581)	(2,508,474)
(12,519,752)	(3,430,344)	(4,133,795)	(2,278,275)	(1,298,270)	(290,570)
(1,353,941)	(99,463)	(1,534,767)	(480,971)	(405,519)	(44,153)
(56,396,406)	(46,293,833)	(7,064,331)	(12,244,468)	(7,918,200)	(8,011,998)
(245,915,063)	—	(35,027,743)	—	(49,296,790)	—

(796,914,616)	(245,619,456)	(216,490,578)	(122,487,125)	(402,745,585)	(158,039,253)

(867,720,831)	(371,513,347)	(258,496,050)	(191,609,945)	(402,745,585)	(158,039,253)

578,561,064	3,690,057,839	440,051,876	1,676,451,131	363,266,019	1,530,981,689
843,711,880	360,648,072	247,222,091	182,989,221	368,472,826	140,743,476
(850,803,685)	(4,436,994,825)	(506,318,470)	(1,807,452,054)	(570,260,754)	(2,090,041,757)

571,469,259	(386,288,914)	180,955,497	51,988,298	161,478,091	(418,316,592)

(99,245,607)	861,340,081	(63,232,669)	611,084,564	13,962,887	480,732,739

8,383,900,702	7,522,560,621	4,311,147,754	3,700,063,190	4,745,571,100	4,264,838,361

$8,284,655,095	$8,383,900,702	$4,247,915,085	$4,311,147,754	$4,759,533,987	$4,745,571,100

$12,796,848	$14,005,139	$4,654,052	$4,726,229	$(17,738,368)	$(3,981,896)

The accompanying notes are an integral part of these financial statements.

99

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Healthcare Fund		The Hartford MidCap Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(2,834,181)	$(6,269,669)	$(13,820,131)	$(24,334,307)
Net realized gain (loss) on investments and foreign currency transactions	58,365,662	91,906,101	722,525,201	507,689,486
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(23,099,586)	216,032,279	(11,676,010)	1,603,504,435

Net Increase (Decrease) in Net Assets Resulting from Operations	32,431,895	301,668,711	697,029,060	2,086,859,614

Distributions to Shareholders:
From net investment income
Class A	(746)	—	(372)	—
Class C	—	—	—	—
Class I	—	—	(708)	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—

Total from net investment income	(746)	—	(1,080)	—

From net realized gain on investments
Class A	(35,670,377)	(69,929,000)	(114,448,668)	(64,829,511)
Class B	—	(212,371)	—	(713,743)
Class C	(14,636,384)	(27,701,127)	(44,224,199)	(25,554,276)
Class I	(17,037,825)	(19,440,293)	(137,925,658)	(63,591,553)
Class R3	(2,149,358)	(4,038,027)	(3,811,997)	(2,100,323)
Class R4	(1,635,340)	(3,354,329)	(10,885,993)	(4,670,316)
Class R5	(311,084)	(447,294)	(14,370,283)	(5,615,946)
Class R6	—	—	(19,124,476)	(763,492)
Class Y	(2,027,884)	(4,374,439)	(61,748,284)	(41,187,648)
Class F	(3,055,878)	—	(56,547,280)	—

Total from net realized gain on investments	(76,524,130)	(129,496,880)	(463,086,838)	(209,026,808)

Total distributions	(76,524,876)	(129,496,880)	(463,087,918)	(209,026,808)

Capital Share Transactions:
Sold	109,645,113	466,309,038	2,166,764,947	4,941,271,558
Issued on reinvestment of distributions	72,780,593	123,834,128	443,523,450	201,230,778
Redeemed	(215,083,407)	(638,422,427)	(1,738,210,058)	(2,933,636,028)

Net increase (decrease) from capital share transactions	(32,657,701)	(48,279,261)	872,078,339	2,208,866,308

Net Increase (Decrease) in Net Assets	(76,750,682)	123,892,570	1,106,019,481	4,086,699,114

Net Assets:
Beginning of period	1,504,191,508	1,380,298,938	10,430,076,891	6,343,377,777

End of period	$1,427,440,826	$1,504,191,508	$11,536,096,372	$10,430,076,891

Undistributed (distributions in excess of) net investment income	$(4,663,991)	$(1,829,064)	$(14,305,015)	$(483,804)

The accompanying notes are an integral part of these financial statements.

100

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

The Hartford MidCap Value Fund		Hartford Quality Value Fund		Hartford Small Cap Core Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$1,024,647	$848,551	$2,204,082	$2,288,873	$625,335	$787,051
48,212,368	18,668,069	10,959,636	10,591,378	17,541,449	14,075,100
(43,463,242)	82,108,819	(7,577,574)	24,235,367	(15,461,593)	21,514,412

5,773,773	101,625,439	5,586,144	37,115,618	2,705,191	36,376,563

—	(40,847)	(1,797,903)	(1,408,024)	(86,544)	(418,020)
—	—	(87,414)	(44,777)	—	(21,501)
—	(389,629)	(184,915)	(246,529)	(13,169)	(35,368)
—	—	(5,114)	(11,182)	—	(4,536)
—	(3,233)	(71,543)	(66,121)	(42)	(1,224)
(16,507)	(34,448)	(6,000)	(20,935)	(228)	(538)
(65,297)	(323,233)	(14,859)	(10,432)	(10,475)	(1,227,713)
(738,482)	—	(641,223)	—	(489,419)	—

(820,286)	(791,390)	(2,808,971)	(1,808,000)	(599,877)	(1,708,900)

(7,223,583)	(17,858,964)	(6,536,487)	(1,476,132)	(2,229,382)	—
—	(52,454)	—	(5,882)	—	—
(1,054,081)	(3,017,301)	(851,902)	(204,689)	(508,602)	—
(1,061,423)	(7,495,690)	(554,731)	(167,555)	(133,504)	—
(281,738)	(766,406)	(46,711)	(20,360)	(16,003)	—
(300,127)	(865,144)	(274,980)	(69,171)	(4,248)	—
(253,910)	(677,060)	(17,373)	(15,279)	(1,816)	—
—	—	—	—	—	—
(632,504)	(5,047,633)	(38,741)	(6,912)	(50,749)	—
(6,177,232)	—	(1,639,233)	—	(3,639,071)	—

(16,984,598)	(35,780,652)	(9,960,158)	(1,965,980)	(6,583,375)	—

(17,804,884)	(36,572,042)	(12,769,129)	(3,773,980)	(7,183,252)	(1,708,900)

92,771,124	471,414,642	84,535,892	47,715,054	2,909,138	115,627,599
17,573,869	35,808,807	12,375,926	3,602,922	7,135,493	1,700,741
(74,482,002)	(379,688,625)	(28,513,225)	(90,074,828)	(47,131,657)	(166,969,990)

35,862,991	127,534,824	68,398,593	(38,756,852)	(37,087,026)	(49,641,650)

23,831,880	192,588,221	61,215,608	(5,415,214)	(41,565,087)	(14,973,987)

673,033,787	480,445,566	238,491,528	243,906,742	156,159,453	171,133,440

$696,865,667	$673,033,787	$299,707,136	$238,491,528	$114,594,366	$156,159,453

$513,617	$309,256	$2,069,520	$2,674,409	$431,657	$406,199

The accompanying notes are an integral part of these financial statements.

101

Hartford Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$(874,843)	$(3,310,160)	$(1,736,176)	$(2,787,803)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	84,385,483	66,682,435	39,391,682	50,785,166
Net changes in unrealized appreciation (depreciation) of investments	(30,050,306)	197,077,473	(4,784,155)	75,778,230

Net Increase (Decrease) in Net Assets Resulting from Operations	53,460,334	260,449,748	32,871,351	123,775,593

Distributions to Shareholders:
From net realized gain on investments
Class A	(10,167,241)	(1,339,813)	—	—
Class B	—	(4,904)	—	—
Class C	(2,203,133)	(315,082)	—	—
Class I	(20,092,838)	(905,289)	—	—
Class R3	(702,522)	(86,418)	—	—
Class R4	(3,465,055)	(438,392)	—	—
Class R5	(5,057,311)	(655,380)	—	—
Class R6	(548,465)	(26,101)	—	—
Class Y	(16,305,895)	(1,848,510)	—	—
Class F	(2,220,863)	—	—	—

Total from net realized gain on investments	(60,763,323)	(5,619,889)	—	—

Total distributions	(60,763,323)	(5,619,889)	—	—

Capital Share Transactions:
Sold	138,436,529	546,399,609	51,823,648	190,851,786
Issued on reinvestment of distributions	58,239,385	5,330,601	—	—
Redeemed	(253,591,341)	(336,713,861)	(61,068,242)	(334,991,199)

Net increase (decrease) from capital share transactions	(56,915,427)	215,016,349	(9,244,594)	(144,139,413)

Net Increase (Decrease) in Net Assets	(64,218,416)	469,846,208	23,626,757	(20,363,820)

Net Assets:
Beginning of period	1,319,222,797	849,376,589	471,991,416	492,355,236

End of period	$1,255,004,381	$1,319,222,797	$495,618,173	$471,991,416

Undistributed (distributions in excess of) net investment income	$(874,843)	$—	$(5,149,665)	$(3,413,489)

The accompanying notes are an integral part of these financial statements.

102

Hartford Domestic Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$41.86	$0.05	$1.54	$1.59	$(0.26)	$(5.32)	$(5.58)	$37.87	3.92	%(4)	$4,398,025	1.08	%(5)	1.08	%(5)	0.23	%(5)	60%
C	33.62	(0.08)	1.23	1.15	(0.05)	(5.32)	(5.37)	29.40	3.50	(4)	1,139,607	1.82	(5)	1.82	(5)	(0.51	)(5)	60
I	42.04	0.10	1.54	1.64	(0.34)	(5.32)	(5.66)	38.02	4.05	(4)	767,264	0.80	(5)	0.80	(5)	0.51	(5)	60
R3	45.39	(0.02)	1.67	1.65	(0.03)	(5.32)	(5.35)	41.69	3.74	(4)	68,786	1.43	(5)	1.41	(5)	(0.10	)(5)	60
R4	46.69	0.05	1.72	1.77	(0.20)	(5.32)	(5.52)	42.94	3.89	(4)	58,352	1.11	(5)	1.10	(5)	0.21	(5)	60
R5	47.54	0.11	1.76	1.87	(0.35)	(5.32)	(5.67)	43.74	4.06	(4)	37,980	0.81	(5)	0.80	(5)	0.51	(5)	60
R6	47.80	0.14	1.76	1.90	(0.40)	(5.32)	(5.72)	43.98	4.10	(4)	71,823	0.71	(5)	0.71	(5)	0.60	(5)	60
Y	47.78	0.13	1.76	1.89	(0.38)	(5.32)	(5.70)	43.97	4.09	(4)	175,995	0.72	(5)	0.72	(5)	0.59	(5)	60
F	42.06	0.12	1.55	1.67	(0.40)	(5.32)	(5.72)	38.01	4.08	(4)	1,008,564	0.71	(5)	0.71	(5)	0.60	(5)	60

For the Year Ended October 31, 2017
A	$34.49	$0.13	$7.39	$7.52	$(0.15)	$—	$(0.15)	$41.86	21.86%		$4,613,982	1.09	%(6)	1.08	%(6)	0.34%		123%
C	27.80	(0.12)	5.94	5.82	—	—	—	33.62	20.97		1,241,267	1.82	(6)	1.82	(6)	(0.39)		123
I	34.65	0.25	7.40	7.65	(0.26)	—	(0.26)	42.04	22.20		846,019	0.81	(6)	0.81	(6)	0.63		123
R3	37.38	0.01	8.01	8.02	(0.01)	—	(0.01)	45.39	21.47		75,201	1.42	(6)	1.40	(6)	0.03		123
R4	38.39	0.14	8.23	8.37	(0.07)	—	(0.07)	46.69	21.82		74,374	1.11	(6)	1.11	(6)	0.33		123
R5	39.15	0.28	8.37	8.65	(0.26)	—	(0.26)	47.54	22.20		40,582	0.81	(6)	0.80	(6)	0.63		123
R6	39.36	0.31	8.42	8.73	(0.29)	—	(0.29)	47.80	22.33		70,142	0.71	(6)	0.71	(6)	0.71		123
Y	39.36	0.30	8.41	8.71	(0.29)	—	(0.29)	47.78	22.27		184,502	0.72	(6)	0.72	(6)	0.70		123
F(7)	38.15	0.18	3.73	3.91	—	—	—	42.06	10.28	(4)	1,103,972	0.71	(5)(6)	0.71	(5)(6)	0.65	(5)	123

For the Year Ended October 31, 2016
A	$38.15	$0.13	$(0.57)	$(0.44)	$(0.12)	$(3.10)	$(3.22)	$34.49	(0.97)%		$4,609,594	1.11%		1.11	%(8)	0.39%		88%
B	31.00	(0.13)	(0.49)	(0.62)	—	(3.10)	(3.10)	27.28	(1.82)		58,647	2.00		2.00	(8)	(0.49)		88
C	31.48	(0.09)	(0.49)	(0.58)	—	(3.10)	(3.10)	27.80	(1.65)		1,420,171	1.83		1.83	(8)	(0.33)		88
I	38.31	0.24	(0.57)	(0.33)	(0.23)	(3.10)	(3.33)	34.65	(0.65)		1,225,026	0.81		0.81	(8)	0.70		88
R3	41.06	0.03	(0.61)	(0.58)	—	(3.10)	(3.10)	37.38	(1.26)		103,526	1.43		1.42	(8)	0.09		88
R4	42.07	0.15	(0.63)	(0.48)	(0.10)	(3.10)	(3.20)	38.39	(0.95)		100,426	1.12		1.12	(8)	0.39		88
R5	42.84	0.27	(0.64)	(0.37)	(0.22)	(3.10)	(3.32)	39.15	(0.65)		45,643	0.82		0.82	(8)	0.69		88
R6	43.03	0.33	(0.66)	(0.33)	(0.24)	(3.10)	(3.34)	39.36	(0.56)		57,432	0.72		0.72	(8)	0.85		88
Y	43.05	0.30	(0.63)	(0.33)	(0.26)	(3.10)	(3.36)	39.36	(0.55)		939,300	0.72		0.72	(8)	0.78		88

For the Year Ended October 31, 2015
A	$49.44	$0.13	$1.27	$1.40	$(0.13)	$(12.56)	$(12.69)	$38.15	4.20%		$5,453,502	1.09%		1.09%		0.34%		79%
B	42.72	(0.17)	1.01	0.84	—	(12.56)	(12.56)	31.00	3.30		158,610	1.97		1.97		(0.53)		79
C	43.13	(0.12)	1.03	0.91	—	(12.56)	(12.56)	31.48	3.47		1,799,846	1.81		1.81		(0.38)		79
I	49.60	0.26	1.26	1.52	(0.25)	(12.56)	(12.81)	38.31	4.53		1,736,395	0.78		0.78		0.66		79
R3	52.24	0.01	1.37	1.38	—	(12.56)	(12.56)	41.06	3.87		124,072	1.40		1.40		0.03		79
R4	53.19	0.14	1.41	1.55	(0.11)	(12.56)	(12.67)	42.07	4.18		179,454	1.10		1.10		0.33		79
R5	53.92	0.28	1.43	1.71	(0.23)	(12.56)	(12.79)	42.84	4.49		53,292	0.80		0.80		0.63		79
R6(9)	54.32	0.30	1.25	1.55	(0.28)	(12.56)	(12.84)	43.03	4.16	(4)	10	0.76	(5)	0.75	(5)	0.70	(5)	79
Y	54.12	0.32	1.45	1.77	(0.28)	(12.56)	(12.84)	43.05	4.60		1,253,378	0.70		0.70		0.73		79

The accompanying notes are an integral part of these financial statements.

103

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2014
A	$45.91	$0.22	$5.31	$5.53	$(0.12)	$(1.88)	$(2.00)	$49.44	12.49%		$5,789,682	1.10%		1.10%		0.46%		111%
B	40.14	(0.16)	4.62	4.46	—	(1.88)	(1.88)	42.72	11.55		270,227	1.95		1.95		(0.39)		111
C	40.46	(0.11)	4.66	4.55	—	(1.88)	(1.88)	43.13	11.69		1,992,142	1.81		1.81		(0.26)		111
I	46.01	0.37	5.34	5.71	(0.24)	(1.88)	(2.12)	49.60	12.87		2,194,464	0.76		0.76		0.79		111
R3	48.42	0.08	5.62	5.70	—	(1.88)	(1.88)	52.24	12.16		136,576	1.40		1.40		0.16		111
R4	49.24	0.23	5.72	5.95	(0.12)	(1.88)	(2.00)	53.19	12.50		191,319	1.10		1.10		0.46		111
R5	49.80	0.37	5.81	6.18	(0.18)	(1.88)	(2.06)	53.92	12.82		59,285	0.80		0.80		0.72		111
Y	50.05	0.46	5.79	6.25	(0.30)	(1.88)	(2.18)	54.12	12.94		1,284,539	0.70		0.70		0.88		111

For the Year Ended October 31, 2013
A	$32.65	$0.18	$13.31	$13.49	$(0.23)	$—	$(0.23)	$45.91	41.56%		$5,796,609	1.14%		1.14%		0.46%		91%
B	28.60	(0.13)	11.67	11.54	—	—	—	40.14	40.35		381,022	1.99		1.99		(0.37)		91
C	28.80	(0.09)	11.76	11.67	(0.01)	—	(0.01)	40.46	40.55		1,940,617	1.85		1.85		(0.25)		91
I	32.72	0.31	13.33	13.64	(0.35)	—	(0.35)	46.01	42.02		2,019,281	0.84		0.84		0.82		91
R3	34.41	0.08	14.06	14.14	(0.13)	—	(0.13)	48.42	41.20		134,084	1.41		1.40		0.21		91
R4	34.98	0.21	14.28	14.49	(0.23)	—	(0.23)	49.24	41.63		184,618	1.10		1.10		0.51		91
R5	35.40	0.35	14.41	14.76	(0.36)	—	(0.36)	49.80	42.04		142,768	0.80		0.80		0.84		91
Y	35.58	0.39	14.48	14.87	(0.40)	—	(0.40)	50.05	42.17		1,348,160	0.70		0.70		0.91		91

Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$28.53	$0.10	$1.62	$1.72	$(0.25)	$(0.75)	$(1.00)	$29.25	6.08	%(4)	$630,734	0.75	%(5)	0.75	%(5)	0.72	%(5)	13%
C	26.13	—	1.47	1.47	(0.07)	(0.75)	(0.82)	26.78	5.65	(4)	319,075	1.49	(5)	1.49	(5)	(0.03	)(5)	13
I	28.60	0.14	1.62	1.76	(0.32)	(0.75)	(1.07)	29.29	6.20	(4)	1,023,049	0.47	(5)	0.47	(5)	0.99	(5)	13
R3	28.85	0.05	1.63	1.68	(0.14)	(0.75)	(0.89)	29.64	5.88	(4)	40,090	1.10	(5)	1.09	(5)	0.37	(5)	13
R4	29.32	0.10	1.66	1.76	(0.24)	(0.75)	(0.99)	30.09	6.06	(4)	161,367	0.79	(5)	0.77	(5)	0.70	(5)	13
R5	28.81	0.14	1.63	1.77	(0.33)	(0.75)	(1.08)	29.50	6.20	(4)	186,432	0.49	(5)	0.49	(5)	0.97	(5)	13
R6	28.93	0.16	1.63	1.79	(0.35)	(0.75)	(1.10)	29.62	6.25	(4)	142,709	0.39	(5)	0.39	(5)	1.06	(5)	13
Y	28.93	0.15	1.63	1.78	(0.34)	(0.75)	(1.09)	29.62	6.22	(4)	185,866	0.42	(5)	0.42	(5)	1.03	(5)	13
F	28.63	0.16	1.61	1.77	(0.35)	(0.75)	(1.10)	29.30	6.25	(4)	617,414	0.39	(5)	0.39	(5)	1.07	(5)	13

For the Year Ended October 31, 2017
A	$23.87	$0.27	$4.70	$4.97	$(0.12)	$(0.19)	$(0.31)	$28.53	21.06%		$631,817	0.75%		0.75%		1.05%		39%
C	21.94	0.07	4.33	4.40	(0.02)	(0.19)	(0.21)	26.13	20.20		316,886	1.50		1.50		0.30		39
I	23.93	0.34	4.71	5.05	(0.19)	(0.19)	(0.38)	28.60	21.37		982,686	0.52		0.52		1.30		39
R3	24.18	0.19	4.77	4.96	(0.10)	(0.19)	(0.29)	28.85	20.71		43,004	1.11		1.09		0.72		39
R4	24.54	0.27	4.84	5.11	(0.14)	(0.19)	(0.33)	29.32	21.05		172,584	0.81		0.79		1.01		39
R5	24.10	0.35	4.75	5.10	(0.20)	(0.19)	(0.39)	28.81	21.41		192,359	0.51		0.49		1.31		39
R6	24.19	0.37	4.77	5.14	(0.21)	(0.19)	(0.40)	28.93	21.52		118,527	0.41		0.41		1.38		39
Y	24.20	0.35	4.78	5.13	(0.21)	(0.19)	(0.40)	28.93	21.47		148,542	0.42		0.42		1.33		39
F(7)	26.05	0.26	2.32	2.58	—	—	—	28.63	9.90	(4)	585,057	0.41	(5)	0.41	(5)	1.39	(5)	39

The accompanying notes are an integral part of these financial statements.

104

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2016
A	$24.05	$0.15	$0.13	$0.28	$(0.03)	$(0.43)	$(0.46)	$23.87	1.21%	$703,896	0.80%	0.80	%(10)	0.64%	29%
B	22.33	(0.02)	0.11	0.09	—	(0.43)	(0.43)	21.99	0.43	766	1.96	1.55	(10)	(0.10)	29
C	22.27	(0.03)	0.13	0.10	—	(0.43)	(0.43)	21.94	0.47	281,383	1.55	1.55	(10)	(0.12)	29
I	24.09	0.21	0.13	0.34	(0.07)	(0.43)	(0.50)	23.93	1.47	749,824	0.55	0.55	(10)	0.88	29
R3	24.44	0.08	0.13	0.21	(0.04)	(0.43)	(0.47)	24.18	0.89	36,012	1.14	1.10	(10)	0.33	29
R4	24.73	0.15	0.14	0.29	(0.05)	(0.43)	(0.48)	24.54	1.21	144,490	0.83	0.80	(10)	0.63	29
R5	24.25	0.22	0.14	0.36	(0.08)	(0.43)	(0.51)	24.10	1.52	121,871	0.53	0.50	(10)	0.93	29
R6	24.33	0.24	0.13	0.37	(0.08)	(0.43)	(0.51)	24.19	1.55	32,059	0.43	0.43	(10)	1.00	29
Y	24.33	0.24	0.13	0.37	(0.07)	(0.43)	(0.50)	24.20	1.58	281,692	0.43	0.43	(10)	0.99	29

For the Year Ended October 31, 2015
A	$22.00	$0.13	$2.21	$2.34	$—	$(0.29)	$(0.29)	$24.05	10.75%	$267,237	1.03%	0.92%		0.55%	33%
B	20.60	(0.05)	2.07	2.02	—	(0.29)	(0.29)	22.33	9.92	1,614	2.18	1.74		(0.23)	33
C	20.54	(0.04)	2.06	2.02	—	(0.29)	(0.29)	22.27	9.95	73,070	1.73	1.62		(0.17)	33
I(11)	23.30	0.12	0.67	0.79	—	—	—	24.09	3.39 (4)	136,641	0.66 (5)	0.50	(5)	0.85 (5)	33
R3	22.41	0.06	2.26	2.32	—	(0.29)	(0.29)	24.44	10.46	5,081	1.34	1.16		0.27	33
R4	22.60	0.13	2.29	2.42	—	(0.29)	(0.29)	24.73	10.82	22,020	0.98	0.82		0.54	33
R5	22.72	0.20	2.26	2.46	(0.64)	(0.29)	(0.93)	24.25	11.10	26,977	0.64	0.49		0.84	33
R6(11)	23.53	0.11	0.69	0.80	—	—	—	24.33	3.40 (4)	597	0.57 (5)	0.45	(5)	0.78 (5)	33
Y	22.79	0.21	2.27	2.48	(0.65)	(0.29)	(0.94)	24.33	11.15	18,802	0.57	0.50		0.90	33

For the Year Ended October 31, 2014
A	$18.77	$0.03	$3.26	$3.29	$(0.06)	$—	$(0.06)	$22.00	17.56%	$126,308	1.37%	1.31%		0.16%	60%
B	17.66	(0.12)	3.06	2.94	—	—	—	20.60	16.65	1,898	2.49	2.10		(0.62)	60
C	17.59	(0.10)	3.05	2.95	—	—	—	20.54	16.77	19,798	2.06	2.00		(0.53)	60
R3	19.14	(0.01)	3.32	3.31	(0.04)	—	(0.04)	22.41	17.30	481	1.70	1.50		(0.05)	60
R4	19.20	0.05	3.35	3.40	—	—	—	22.60	17.71	889	1.34	1.20		0.21	60
R5	19.38	0.12	3.36	3.48	(0.14)	—	(0.14)	22.72	18.03	374	1.04	0.90		0.56	60
Y	19.44	0.13	3.37	3.50	(0.15)	—	(0.15)	22.79	18.07	2,486	0.91	0.85		0.62	60

For the Year Ended October 31, 2013
A	$14.57	$0.11	$4.24	$4.35	$(0.15)	$—	$(0.15)	$18.77	30.12%	$103,104	1.40%	1.35%		0.68%	28%
B	13.70	(0.01)	3.99	3.98	(0.02)	—	(0.02)	17.66	29.10	2,480	2.50	2.10		(0.04)	28
C	13.66	—	3.98	3.98	(0.05)	—	(0.05)	17.59	29.19	15,324	2.07	2.04		(0.01)	28
R3	14.86	0.09	4.32	4.41	(0.13)	—	(0.13)	19.14	29.88	330	1.69	1.50		0.51	28
R4	14.91	0.12	4.34	4.46	(0.17)	—	(0.17)	19.20	30.24	1,227	1.29	1.20		0.69	28
R5	15.04	0.19	4.37	4.56	(0.22)	—	(0.22)	19.38	30.68	204	1.00	0.90		1.12	28
Y	15.05	0.20	4.38	4.58	(0.19)	—	(0.19)	19.44	30.73	1,963	0.88	0.85		1.19	28

The accompanying notes are an integral part of these financial statements.

105

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$27.46	$0.20	$0.45	$0.65	$(0.20)	$(2.64)	$(2.84)	$25.27	2.21	%(4)	$3,431,909	1.00	%(5)	1.00	%(5)	1.53	%(5)	16%
C	26.62	0.10	0.44	0.54	(0.11)	(2.64)	(2.75)	24.41	1.83	(4)	422,419	1.76	(5)	1.75	(5)	0.78	(5)	16
I	27.35	0.23	0.46	0.69	(0.24)	(2.64)	(2.88)	25.16	2.40	(4)	798,368	0.73	(5)	0.73	(5)	1.80	(5)	16
R3	27.78	0.16	0.45	0.61	(0.15)	(2.64)	(2.79)	25.60	2.04	(4)	75,498	1.35	(5)	1.35	(5)	1.18	(5)	16
R4	27.95	0.20	0.46	0.66	(0.19)	(2.64)	(2.83)	25.78	2.22	(4)	133,933	1.04	(5)	1.04	(5)	1.49	(5)	16
R5	28.05	0.24	0.46	0.70	(0.23)	(2.64)	(2.87)	25.88	2.37	(4)	137,510	0.74	(5)	0.74	(5)	1.78	(5)	16
R6	28.05	0.27	0.45	0.72	(0.25)	(2.64)	(2.89)	25.88	2.42	(4)	43,003	0.64	(5)	0.64	(5)	2.01	(5)	16
Y	28.05	0.25	0.46	0.71	(0.24)	(2.64)	(2.88)	25.88	2.39	(4)	661,259	0.68	(5)	0.68	(5)	1.85	(5)	16
F	27.33	0.25	0.45	0.70	(0.25)	(2.64)	(2.89)	25.14	2.40	(4)	2,580,755	0.64	(5)	0.64	(5)	1.89	(5)	16

For the Year Ended October 31, 2017
A	$23.49	$0.39	$4.75	$5.14	$(0.38)	$(0.79)	$(1.17)	$27.46	22.40%		$3,619,123	1.00%		1.00%		1.52%		26%
C	22.80	0.19	4.62	4.81	(0.20)	(0.79)	(0.99)	26.62	21.54		449,961	1.74		1.74		0.78		26
I	23.38	0.44	4.74	5.18	(0.42)	(0.79)	(1.21)	27.35	22.67		775,427	0.80		0.80		1.75		26
R3	23.75	0.30	4.81	5.11	(0.29)	(0.79)	(1.08)	27.78	21.97		77,175	1.35		1.35		1.17		26
R4	23.89	0.38	4.84	5.22	(0.37)	(0.79)	(1.16)	27.95	22.34		142,563	1.05		1.05		1.47		26
R5	23.97	0.46	4.86	5.32	(0.45)	(0.79)	(1.24)	28.05	22.72		132,739	0.74		0.74		1.76		26
R6	23.97	0.46	4.88	5.34	(0.47)	(0.79)	(1.26)	28.05	22.83		10,957	0.65		0.64		1.75		26
Y	23.97	0.50	4.84	5.34	(0.47)	(0.79)	(1.26)	28.05	22.81		605,049	0.66		0.66		1.94		26
F(7)	25.51	0.29	1.86	2.15	(0.33)	—	(0.33)	27.33	8.49	(4)	2,570,906	0.64	(5)	0.64	(5)	1.66	(5)	26

For the Year Ended October 31, 2016
A	$24.99	$0.37	$0.50	$0.87	$(0.34)	$(2.03)	$(2.37)	$23.49	4.12%		$3,501,684	1.03%		1.03	%(12)	1.59%		22%
B	24.55	0.16	0.47	0.63	(0.11)	(2.03)	(2.14)	23.04	3.12		19,716	2.01		1.96	(12)	0.71		22
C	24.34	0.19	0.47	0.66	(0.17)	(2.03)	(2.20)	22.80	3.31		437,961	1.77		1.77	(12)	0.85		22
I	24.89	0.41	0.50	0.91	(0.39)	(2.03)	(2.42)	23.38	4.31		1,779,168	0.83		0.83	(12)	1.78		22
R3	25.24	0.29	0.51	0.80	(0.26)	(2.03)	(2.29)	23.75	3.78		79,400	1.36		1.36	(12)	1.26		22
R4	25.37	0.37	0.51	0.88	(0.33)	(2.03)	(2.36)	23.89	4.10		136,673	1.06		1.06	(12)	1.56		22
R5	25.44	0.44	0.51	0.95	(0.39)	(2.03)	(2.42)	23.97	4.41		104,487	0.76		0.76	(12)	1.89		22
R6	25.44	0.42	0.55	0.97	(0.41)	(2.03)	(2.44)	23.97	4.48		2,964	0.66		0.66	(12)	1.76		22
Y	25.45	0.46	0.51	0.97	(0.42)	(2.03)	(2.45)	23.97	4.50		1,460,506	0.66		0.66	(12)	1.95		22

For the Year Ended October 31, 2015
A	$27.05	$0.36	$0.23	$0.59	$(0.35)	$(2.30)	$(2.65)	$24.99	2.46%		$3,724,804	1.02%		1.02%		1.43%		23%
B	26.59	0.14	0.22	0.36	(0.10)	(2.30)	(2.40)	24.55	1.54		44,909	1.97		1.92		0.54		23
C	26.42	0.17	0.23	0.40	(0.18)	(2.30)	(2.48)	24.34	1.70		467,006	1.76		1.76		0.69		23
I	26.95	0.41	0.23	0.64	(0.40)	(2.30)	(2.70)	24.89	2.67		1,715,056	0.81		0.81		1.64		23
R3	27.29	0.28	0.24	0.52	(0.27)	(2.30)	(2.57)	25.24	2.12		85,736	1.35		1.35		1.10		23
R4	27.42	0.36	0.23	0.59	(0.34)	(2.30)	(2.64)	25.37	2.42		150,367	1.04		1.04		1.41		23
R5	27.49	0.44	0.23	0.67	(0.42)	(2.30)	(2.72)	25.44	2.73		229,206	0.74		0.74		1.70		23
R6	27.81	0.43	(0.05)	0.38	(0.45)	(2.30)	(2.75)	25.44	1.64	(4)	10	0.71	(5)	0.70	(5)	1.71	(5)	23
Y	27.50	0.46	0.24	0.70	(0.45)	(2.30)	(2.75)	25.45	2.83		1,323,782	0.64		0.64		1.80		23

The accompanying notes are an integral part of these financial statements.

106

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2014
A	$25.28	$0.36	$3.43	$3.79	$(0.36)	$(1.66)	$(2.02)	$27.05	16.01%		$3,780,786	1.02%		1.02%		1.40%		23%
B	24.88	0.13	3.35	3.48	(0.11)	(1.66)	(1.77)	26.59	14.91		74,126	1.96		1.94		0.50		23
C	24.75	0.16	3.35	3.51	(0.18)	(1.66)	(1.84)	26.42	15.12		467,932	1.77		1.77		0.65		23
I	25.20	0.41	3.42	3.83	(0.42)	(1.66)	(2.08)	26.95	16.22		1,883,434	0.81		0.81		1.60		23
R3	25.49	0.28	3.45	3.73	(0.27)	(1.66)	(1.93)	27.29	15.61		91,839	1.35		1.35		1.07		23
R4	25.60	0.36	3.47	3.83	(0.35)	(1.66)	(2.01)	27.42	15.98		159,018	1.04		1.04		1.37		23
R5	25.66	0.44	3.48	3.92	(0.43)	(1.66)	(2.09)	27.49	16.32		226,236	0.74		0.74		1.68		23
Y	25.67	0.47	3.48	3.95	(0.46)	(1.66)	(2.12)	27.50	16.42		1,340,941	0.64		0.64		1.81		23

For the Year Ended October 31, 2013
A	$20.87	$0.36	$4.75	$5.11	$(0.35)	$(0.35)	$(0.70)	$25.28	25.17%		$3,454,165	1.05%		1.05%		1.57%		30%
B	20.54	0.16	4.68	4.84	(0.15)	(0.35)	(0.50)	24.88	24.08		98,179	2.00		1.95		0.71		30
C	20.45	0.19	4.65	4.84	(0.19)	(0.35)	(0.54)	24.75	24.26		411,405	1.79		1.79		0.83		30
I	20.80	0.41	4.74	5.15	(0.40)	(0.35)	(0.75)	25.20	25.48		1,581,081	0.83		0.83		1.79		30
R3	21.04	0.29	4.80	5.09	(0.29)	(0.35)	(0.64)	25.49	24.79		87,399	1.35		1.35		1.27		30
R4	21.12	0.37	4.82	5.19	(0.36)	(0.35)	(0.71)	25.60	25.21		139,811	1.05		1.05		1.58		30
R5	21.17	0.43	4.83	5.26	(0.42)	(0.35)	(0.77)	25.66	25.57		199,409	0.75		0.75		1.85		30
Y	21.18	0.46	4.83	5.29	(0.45)	(0.35)	(0.80)	25.67	25.68		1,596,519	0.65		0.65		1.99		30

The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$20.64	$0.19	$(0.10)	$0.09	$(0.19)	$(1.04)	$(1.23)	$19.50	0.24	%(4)	$1,555,529	1.00	%(5)	1.00	%(5)	1.88	%(5)	13%
C	20.53	0.11	(0.10)	0.01	(0.11)	(1.04)	(1.15)	19.39	(0.13	)(4)	416,931	1.75	(5)	1.75	(5)	1.13	(5)	13
I	20.54	0.21	(0.10)	0.11	(0.21)	(1.04)	(1.25)	19.40	0.38	(4)	1,149,819	0.74	(5)	0.74	(5)	2.13	(5)	13
R3	20.66	0.15	(0.10)	0.05	(0.15)	(1.04)	(1.19)	19.52	0.06	(4)	50,939	1.36	(5)	1.36	(5)	1.51	(5)	13
R4	20.69	0.18	(0.10)	0.08	(0.18)	(1.04)	(1.22)	19.55	0.21	(4)	76,397	1.06	(5)	1.06	(5)	1.81	(5)	13
R5	20.78	0.21	(0.10)	0.11	(0.21)	(1.04)	(1.25)	19.64	0.36	(4)	83,571	0.76	(5)	0.76	(5)	2.11	(5)	13
R6	20.83	0.22	(0.10)	0.12	(0.22)	(1.04)	(1.26)	19.69	0.41	(4)	33,864	0.66	(5)	0.66	(5)	2.20	(5)	13
Y	20.83	0.22	(0.10)	0.12	(0.22)	(1.04)	(1.26)	19.69	0.39	(4)	136,003	0.70	(5)	0.70	(5)	2.17	(5)	13
F	20.54	0.22	(0.10)	0.12	(0.22)	(1.04)	(1.26)	19.40	0.42	(4)	744,862	0.66	(5)	0.66	(5)	2.21	(5)	13

For the Year Ended October 31, 2017
A	$17.97	$0.35	$3.24	$3.59	$(0.32)	$(0.60)	$(0.92)	$20.64	20.51%		$1,685,398	1.00%		1.00%		1.83%		16%
C	17.89	0.21	3.21	3.42	(0.18)	(0.60)	(0.78)	20.53	19.56		449,104	1.74		1.74		1.09		16
I	17.89	0.39	3.23	3.62	(0.37)	(0.60)	(0.97)	20.54	20.76		1,111,235	0.78		0.78		2.03		16
R3	17.99	0.28	3.24	3.52	(0.25)	(0.60)	(0.85)	20.66	20.06		57,341	1.37		1.37		1.46		16
R4	18.02	0.34	3.24	3.58	(0.31)	(0.60)	(0.91)	20.69	20.39		79,632	1.06		1.06		1.77		16
R5	18.09	0.40	3.26	3.66	(0.37)	(0.60)	(0.97)	20.78	20.77		83,048	0.76		0.76		2.06		16
R6	18.13	0.41	3.28	3.69	(0.39)	(0.60)	(0.99)	20.83	20.91		29,284	0.66		0.66		2.10		16
Y	18.13	0.45	3.23	3.68	(0.38)	(0.60)	(0.98)	20.83	20.88		141,479	0.67		0.67		2.35		16
F(7)	19.22	0.24	1.37	1.61	(0.29)	—	(0.29)	20.54	8.45	(4)	674,626	0.66	(5)	0.66	(5)	1.84	(5)	16

The accompanying notes are an integral part of these financial statements.

107

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2016
A	$18.70	$0.36	$0.64	$1.00	$(0.33)	$(1.40)	$(1.73)	$17.97	6.13%	$1,676,572	1.04%	1.04%	2.03%	14%
B	18.72	0.34	0.64	0.98	(0.30)	(1.40)	(1.70)	18.00	6.01	6,930	1.18	1.18	1.95	14
C	18.61	0.23	0.65	0.88	(0.20)	(1.40)	(1.60)	17.89	5.45	452,909	1.76	1.76	1.30	14
I	18.62	0.39	0.66	1.05	(0.38)	(1.40)	(1.78)	17.89	6.45	966,338	0.78	0.78	2.25	14
R3	18.72	0.30	0.64	0.94	(0.27)	(1.40)	(1.67)	17.99	5.77	54,732	1.38	1.38	1.68	14
R4	18.74	0.35	0.65	1.00	(0.32)	(1.40)	(1.72)	18.02	6.14	76,745	1.07	1.07	1.98	14
R5	18.81	0.41	0.64	1.05	(0.37)	(1.40)	(1.77)	18.09	6.42	65,276	0.77	0.77	2.31	14
R6	18.84	0.42	0.66	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57	14,551	0.67	0.67	2.38	14
Y	18.84	0.41	0.67	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57	386,011	0.67	0.67	2.35	14

For the Year Ended October 31, 2015
A	$19.04	$0.35	$0.18	$0.53	$(0.35)	$(0.52)	$(0.87)	$18.70	2.95%	$1,757,486	1.02%	1.02%	1.87%	20%
B	19.05	0.33	0.18	0.51	(0.32)	(0.52)	(0.84)	18.72	2.82	13,915	1.16	1.16	1.75	20
C	18.96	0.21	0.18	0.39	(0.22)	(0.52)	(0.74)	18.61	2.18	461,099	1.76	1.76	1.12	20
I	18.97	0.40	0.17	0.57	(0.40)	(0.52)	(0.92)	18.62	3.18	835,297	0.76	0.76	2.13	20
R3	19.06	0.29	0.18	0.47	(0.29)	(0.52)	(0.81)	18.72	2.61	56,026	1.36	1.36	1.52	20
R4	19.08	0.34	0.18	0.52	(0.34)	(0.52)	(0.86)	18.74	2.92	74,473	1.06	1.06	1.82	20
R5	19.15	0.40	0.18	0.58	(0.40)	(0.52)	(0.92)	18.81	3.22	76,741	0.76	0.76	2.15	20
R6(9)	19.39	0.35	0.04	0.39	(0.42)	(0.52)	(0.94)	18.84	2.20 (4)	13,902	0.69 (5)	0.69 (5)	1.93 (5)	20
Y	19.19	0.42	0.17	0.59	(0.42)	(0.52)	(0.94)	18.84	3.26	246,177	0.66	0.66	2.22	20

For the Year Ended October 31, 2014
A	$17.83	$0.34	$1.76	$2.10	$(0.33)	$(0.56)	$(0.89)	$19.04	12.19%	$1,951,760	1.03%	1.03%	1.83%	13%
B	17.82	0.32	1.77	2.09	(0.30)	(0.56)	(0.86)	19.05	12.15	21,619	1.16	1.16	1.72	13
C	17.77	0.20	1.75	1.95	(0.20)	(0.56)	(0.76)	18.96	11.36	458,695	1.76	1.76	1.08	13
I	17.76	0.38	1.77	2.15	(0.38)	(0.56)	(0.94)	18.97	12.54	903,048	0.76	0.76	2.07	13
R3	17.85	0.27	1.77	2.04	(0.27)	(0.56)	(0.83)	19.06	11.81	58,349	1.37	1.37	1.47	13
R4	17.87	0.33	1.76	2.09	(0.32)	(0.56)	(0.88)	19.08	12.13	76,746	1.06	1.06	1.78	13
R5	17.93	0.38	1.78	2.16	(0.38)	(0.56)	(0.94)	19.15	12.47	91,827	0.76	0.76	2.08	13
Y	17.96	0.40	1.79	2.19	(0.40)	(0.56)	(0.96)	19.19	12.61	236,502	0.66	0.66	2.17	13

For the Year Ended October 31, 2013
A	$14.81	$0.32	$3.23	$3.55	$(0.31)	$(0.22)	$(0.53)	$17.83	24.56%	$1,746,629	1.06%	1.06%	1.98%	17%
B	14.78	0.23	3.22	3.45	(0.19)	(0.22)	(0.41)	17.82	23.87	27,131	1.65	1.65	1.44	17
C	14.77	0.20	3.22	3.42	(0.20)	(0.22)	(0.42)	17.77	23.67	336,264	1.79	1.79	1.20	17
I	14.75	0.36	3.22	3.58	(0.35)	(0.22)	(0.57)	17.76	24.93	648,568	0.78	0.78	2.18	17
R3	14.83	0.27	3.23	3.50	(0.26)	(0.22)	(0.48)	17.85	24.17	47,928	1.38	1.38	1.62	17
R4	14.84	0.31	3.25	3.56	(0.31)	(0.22)	(0.53)	17.87	24.58	65,286	1.08	1.08	1.89	17
R5	14.88	0.35	3.27	3.62	(0.35)	(0.22)	(0.57)	17.93	24.99	72,270	0.77	0.77	2.06	17
Y	14.90	0.39	3.26	3.65	(0.37)	(0.22)	(0.59)	17.96	25.13	167,906	0.67	0.67	2.35	17

The accompanying notes are an integral part of these financial statements.

108

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$46.20	$(0.15)	$2.48	$2.33	$—	$(3.88)	$(3.88)	$44.65	5.38	%(4)	$1,929,237	1.12	%(5)	1.12	%(5)	(0.66	)%(5)	62%
C	31.15	(0.20)	1.61	1.41	—	(3.88)	(3.88)	28.68	5.00	(4)	401,072	1.86	(5)	1.86	(5)	(1.39	)(5)	62
I	48.01	(0.09)	2.59	2.50	—	(3.88)	(3.88)	46.63	5.54	(4)	1,569,296	0.84	(5)	0.84	(5)	(0.38	)(5)	62
R3	46.43	(0.22)	2.49	2.27	—	(3.88)	(3.88)	44.82	5.20	(4)	47,810	1.46	(5)	1.45	(5)	(0.99	)(5)	62
R4	48.52	(0.16)	2.61	2.45	—	(3.88)	(3.88)	47.09	5.37	(4)	79,537	1.15	(5)	1.15	(5)	(0.69	)(5)	62
R5	50.31	(0.10)	2.73	2.63	—	(3.88)	(3.88)	49.06	5.53	(4)	19,793	0.86	(5)	0.85	(5)	(0.39	)(5)	62
R6	50.91	(0.07)	2.75	2.68	—	(3.88)	(3.88)	49.71	5.56	(4)	6,052	0.75	(5)	0.75	(5)	(0.29	)(5)	62
Y	50.92	(0.08)	2.76	2.68	—	(3.88)	(3.88)	49.72	5.56	(4)	112,495	0.78	(5)	0.78	(5)	(0.32	)(5)	62
F	48.05	(0.07)	2.59	2.52	—	(3.88)	(3.88)	46.69	5.58	(4)	594,241	0.75	(5)	0.75	(5)	(0.29	)(5)	62

For the Year Ended October 31, 2017
A	$37.66	$(0.23)	$10.17	$9.94	$—	$(1.40)	$(1.40)	$46.20	27.40%		$1,914,743	1.11%		1.10%		(0.57)%		119%
C	26.03	(0.36)	6.88	6.52	—	(1.40)	(1.40)	31.15	26.46		412,184	1.86		1.86		(1.32)		119
I	39.00	(0.15)	10.56	10.41	—	(1.40)	(1.40)	48.01	27.67		1,546,058	0.89		0.89		(0.35)		119
R3	37.96	(0.37)	10.24	9.87	—	(1.40)	(1.40)	46.43	26.95		48,315	1.46		1.45		(0.92)		119
R4	39.50	(0.26)	10.68	10.42	—	(1.40)	(1.40)	48.52	27.33		81,413	1.15		1.15		(0.62)		119
R5	40.78	(0.14)	11.07	10.93	—	(1.40)	(1.40)	50.31	27.74		16,530	0.86		0.85		(0.32)		119
R6	41.21	(0.12)	11.22	11.10	—	(1.40)	(1.40)	50.91	27.86		4,554	0.76		0.75		(0.26)		119
Y	41.23	(0.09)	11.18	11.09	—	(1.40)	(1.40)	50.92	27.83		104,645	0.77		0.77		(0.22)		119
F(7)	40.07	(0.10)	8.08	7.98	—	—	—	48.05	19.92	(4)	617,087	0.75	(5)	0.75	(5)	(0.34	)(5)	119

For the Year Ended October 31, 2016
A	$40.68	$(0.20)	$0.55	$0.35	$—	$(3.37)	$(3.37)	$37.66	1.04%		$1,747,532	1.14%		1.14	%(13)	(0.55)%		117%
B	29.08	(0.37)	0.35	(0.02)	—	(3.37)	(3.37)	25.69	0.09		4,249	2.09		2.06	(13)	(1.45)		117
C	29.37	(0.33)	0.36	0.03	—	(3.37)	(3.37)	26.03	0.28		420,107	1.89		1.89	(13)	(1.29)		117
I	41.98	(0.12)	0.57	0.45	(0.06)	(3.37)	(3.43)	39.00	1.25		1,726,408	0.93		0.93	(13)	(0.32)		117
R3	41.11	(0.33)	0.55	0.22	—	(3.37)	(3.37)	37.96	0.71		47,559	1.47		1.47	(13)	(0.87)		117
R4	42.51	(0.22)	0.58	0.36	—	(3.37)	(3.37)	39.50	1.02		72,213	1.17		1.17	(13)	(0.57)		117
R5	43.73	(0.08)	0.57	0.49	(0.07)	(3.37)	(3.44)	40.78	1.30		14,791	0.87		0.86	(13)	(0.20)		117
R6	44.15	(0.07)	0.61	0.54	(0.11)	(3.37)	(3.48)	41.21	1.40		942	0.77		0.77	(13)	(0.17)		117
Y	44.17	(0.08)	0.62	0.54	(0.11)	(3.37)	(3.48)	41.23	1.40		231,037	0.77		0.77	(13)	(0.19)		117

For the Year Ended October 31, 2015
A	$43.76	$(0.17)	$4.82	$4.65	$—	$(7.73)	$(7.73)	$40.68	12.72%		$1,853,433	1.12%		1.12%		(0.42)%		93%
B	33.71	(0.39)	3.49	3.10	—	(7.73)	(7.73)	29.08	11.72		15,256	2.04		2.03		(1.32)		93
C	33.91	(0.34)	3.53	3.19	—	(7.73)	(7.73)	29.37	11.95		401,542	1.86		1.86		(1.17)		93
I	44.82	(0.09)	4.98	4.89	—	(7.73)	(7.73)	41.98	12.99		2,433,134	0.89		0.89		(0.21)		93
R3	44.25	(0.31)	4.90	4.59	—	(7.73)	(7.73)	41.11	12.39		44,347	1.45		1.45		(0.76)		93
R4	45.39	(0.19)	5.04	4.85	—	(7.73)	(7.73)	42.51	12.70		60,775	1.15		1.15		(0.45)		93
R5	46.36	(0.07)	5.17	5.10	—	(7.73)	(7.73)	43.73	13.02		123,897	0.84		0.84		(0.15)		93
R6(9)	47.09	(0.06)	4.85	4.79	—	(7.73)	(7.73)	44.15	12.16	(4)	11	0.82	(5)	0.82	(5)	(0.14	)(5)	93
Y	46.70	(0.04)	5.24	5.20	—	(7.73)	(7.73)	44.17	13.16		188,938	0.75		0.75		(0.09)		93

The accompanying notes are an integral part of these financial statements.

109

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2014
A	$38.68	$(0.13)	$6.72	$6.59	$—	$(1.51)	$(1.51)	$43.76	17.63%		$1,497,082	1.15%		1.15%		(0.33)%		136	%(14)
B	30.38	(0.37)	5.21	4.84	—	(1.51)	(1.51)	33.71	16.65		22,277	2.07		2.02		(1.18)		136	(14)
C	30.51	(0.33)	5.24	4.91	—	(1.51)	(1.51)	33.91	16.81		251,628	1.88		1.88		(1.05)		136	(14)
I	39.49	(0.04)	6.88	6.84	—	(1.51)	(1.51)	44.82	17.92		1,733,488	0.91		0.91		(0.09)		136	(14)
R3	39.21	(0.26)	6.81	6.55	—	(1.51)	(1.51)	44.25	17.28		29,954	1.46		1.45		(0.62)		136	(14)
R4	40.06	(0.14)	6.98	6.84	—	(1.51)	(1.51)	45.39	17.65		52,498	1.15		1.15		(0.32)		136	(14)
R5	40.76	(0.02)	7.13	7.11	—	(1.51)	(1.51)	46.36	18.02		102,841	0.85		0.85		(0.05)		136	(14)
Y	41.02	0.03	7.16	7.19	—	(1.51)	(1.51)	46.70	18.11		68,001	0.75		0.75		0.08		136	(14)

For the Year Ended October 31, 2013
A	$29.60	$(0.10)	$9.18	$9.08	$—	$—	$—	$38.68	30.68%		$982,699	1.19%		1.19%		(0.30)%		120	%(15)
B	23.43	(0.28)	7.23	6.95	—	—	—	30.38	29.66		24,296	2.11		1.96		(1.05)		120	(15)
C	23.52	(0.27)	7.26	6.99	—	—	—	30.51	29.72		176,392	1.90		1.90		(1.01)		120	(15)
I	30.14	(0.01)	9.36	9.35	—	—	—	39.49	31.02		1,288,778	0.92		0.92		(0.03)		120	(15)
R3	30.09	(0.19)	9.31	9.12	—	—	—	39.21	30.31		24,924	1.46		1.45		(0.56)		120	(15)
R4	30.64	(0.09)	9.51	9.42	—	—	—	40.06	30.74		44,353	1.15		1.15		(0.25)		120	(15)
R5	31.09	0.01	9.66	9.67	—	—	—	40.76	31.10		20,243	0.85		0.85		0.04		120	(15)
Y	31.25	0.05	9.72	9.77	—	—	—	41.02	31.26		57,712	0.75		0.75		0.14		120	(15)

The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$34.86	$(0.06)	$0.79	$0.73	$—	$(1.79)	$(1.79)	$33.80	2.11	%(4)	$662,238	1.29	%(5)	1.29	%(5)	(0.36	)%(5)	13%
C	28.90	(0.15)	0.65	0.50	—	(1.79)	(1.79)	27.61	1.73	(4)	223,309	2.03	(5)	2.03	(5)	(1.10	)(5)	13
I	36.43	(0.01)	0.83	0.82	—	(1.79)	(1.79)	35.46	2.24	(4)	342,218	1.00	(5)	1.00	(5)	(0.07	)(5)	13
R3	35.87	(0.12)	0.82	0.70	—	(1.79)	(1.79)	34.78	1.96	(4)	40,171	1.61	(5)	1.61	(5)	(0.67	)(5)	13
R4	37.50	(0.07)	0.86	0.79	—	(1.79)	(1.79)	36.50	2.12	(4)	33,591	1.31	(5)	1.31	(5)	(0.37	)(5)	13
R5	39.03	(0.02)	0.89	0.87	—	(1.79)	(1.79)	38.11	2.25	(4)	5,607	1.02	(5)	1.02	(5)	(0.08	)(5)	13
Y	39.45	0.01	0.89	0.90	—	(1.79)	(1.79)	38.56	2.30	(4)	50,054	0.91	(5)	0.91	(5)	0.03	(5)	13
F	36.45	0.01	0.83	0.84	—	(1.79)	(1.79)	35.50	2.33	(4)	70,254	0.90	(5)	0.90	(5)	0.05	(5)	13

For the Year Ended October 31, 2017
A	$30.96	$(0.12)	$7.04	$6.92	$—	$(3.02)	$(3.02)	$34.86	24.28%		$714,694	1.29%		1.29%		(0.36)%		23%
C	26.34	(0.30)	5.88	5.58	—	(3.02)	(3.02)	28.90	23.37		242,421	2.04		2.03		(1.10)		23
I	32.15	(0.04)	7.34	7.30	—	(3.02)	(3.02)	36.43	24.59		351,686	1.03		1.03		(0.11)		23
R3	31.87	(0.23)	7.25	7.02	—	(3.02)	(3.02)	35.87	23.87		45,673	1.61		1.61		(0.68)		23
R4	33.10	(0.13)	7.55	7.42	—	(3.02)	(3.02)	37.50	24.22		35,927	1.31		1.31		(0.38)		23
R5	34.23	(0.03)	7.85	7.82	—	(3.02)	(3.02)	39.03	24.62		6,888	1.01		1.01		(0.08)		23
Y	34.54	(0.01)	7.94	7.93	—	(3.02)	(3.02)	39.45	24.72		45,193	0.93		0.93		(0.02)		23
F(7)	33.96	0.01	2.48	2.49	—	—	—	36.45	7.33	(4)	61,710	0.90	(5)	0.90	(5)	0.04	(5)	23

The accompanying notes are an integral part of these financial statements.

110

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2016
A	$38.70	$(0.12)	$(2.52)	$(2.64)	$(0.55)	$(4.55)	$(5.10)	$30.96	(8.11)%	$757,038	1.33%	1.33%	(0.36)%	35%
B	33.41	(0.36)	(2.15)	(2.51)	(0.13)	(4.55)	(4.68)	26.22	(8.94)	2,056	2.24	2.22	(1.26)	35
C	33.73	(0.31)	(2.15)	(2.46)	(0.38)	(4.55)	(4.93)	26.34	(8.78)	254,009	2.06	2.06	(1.10)	35
I	39.98	(0.03)	(2.61)	(2.64)	(0.64)	(4.55)	(5.19)	32.15	(7.86)	228,463	1.07	1.07	(0.09)	35
R3	39.69	(0.22)	(2.61)	(2.83)	(0.44)	(4.55)	(4.99)	31.87	(8.38)	43,993	1.62	1.62	(0.66)	35
R4	41.01	(0.13)	(2.69)	(2.82)	(0.54)	(4.55)	(5.09)	33.10	(8.09)	38,273	1.32	1.32	(0.36)	35
R5	42.22	(0.02)	(2.79)	(2.81)	(0.63)	(4.55)	(5.18)	34.23	(7.82)	5,342	1.03	1.03	(0.06)	35
Y	42.54	0.02	(2.80)	(2.78)	(0.67)	(4.55)	(5.22)	34.54	(7.72)	51,125	0.92	0.92	0.05	35

For the Year Ended October 31, 2015
A	$36.60	$(0.18)	$4.77	$4.59	$—	$(2.49)	$(2.49)	$38.70	13.19%	$914,414	1.28%	1.28%	(0.46)%	39%
B	32.18	(0.46)	4.18	3.72	—	(2.49)	(2.49)	33.41	12.23	6,239	2.15	2.15	(1.35)	39
C	32.42	(0.41)	4.21	3.80	—	(2.49)	(2.49)	33.73	12.40	310,668	2.02	2.02	(1.19)	39
I	37.63	(0.07)	4.91	4.84	—	(2.49)	(2.49)	39.98	13.51	266,553	1.01	1.01	(0.18)	39
R3	37.58	(0.31)	4.91	4.60	—	(2.49)	(2.49)	39.69	12.85	59,135	1.61	1.61	(0.78)	39
R4	38.64	(0.20)	5.06	4.86	—	(2.49)	(2.49)	41.01	13.19	51,253	1.30	1.30	(0.48)	39
R5	39.60	(0.08)	5.19	5.11	—	(2.49)	(2.49)	42.22	13.52	5,326	1.01	1.01	(0.18)	39
Y	39.85	(0.03)	5.21	5.18	—	(2.49)	(2.49)	42.54	13.64	8,834	0.90	0.90	(0.08)	39

For the Year Ended October 31, 2014
A	$28.05	$(0.13)	$8.68	$8.55	$—	$—	$—	$36.60	30.48%	$599,010	1.33%	1.33%	(0.40)%	28%
B	24.88	(0.36)	7.66	7.30	—	—	—	32.18	29.34	11,303	2.20	2.20	(1.27)	28
C	25.03	(0.32)	7.71	7.39	—	—	—	32.42	29.52	176,581	2.06	2.06	(1.13)	28
I	28.76	(0.04)	8.91	8.87	—	—	—	37.63	30.84	137,450	1.05	1.05	(0.12)	28
R3	28.89	(0.24)	8.93	8.69	—	—	—	37.58	30.08	40,482	1.64	1.64	(0.71)	28
R4	29.62	(0.14)	9.16	9.02	—	—	—	38.64	30.45	29,530	1.34	1.34	(0.41)	28
R5	30.27	(0.04)	9.37	9.33	—	—	—	39.60	30.82	2,323	1.05	1.05	(0.12)	28
Y	30.42	—	9.43	9.43	—	—	—	39.85	31.00	6,081	0.94	0.94	—	28

For the Year Ended October 31, 2013
A	$20.11	$(0.06)	$8.00	$7.94	$—	$—	$—	$28.05	39.48%	$415,323	1.40%	1.40%	(0.24)%	32%
B	17.99	(0.23)	7.12	6.89	—	—	—	24.88	38.30	14,697	2.29	2.26	(1.08)	32
C	18.07	(0.21)	7.17	6.96	—	—	—	25.03	38.52	116,641	2.11	2.11	(0.95)	32
I	20.55	0.01	8.20	8.21	—	—	—	28.76	39.95	79,005	1.08	1.08	0.06	32
R3	20.77	(0.13)	8.25	8.12	—	—	—	28.89	39.09	24,914	1.66	1.65	(0.51)	32
R4	21.22	(0.05)	8.45	8.40	—	—	—	29.62	39.59	17,817	1.36	1.35	(0.20)	32
R5	21.62	0.05	8.60	8.65	—	—	—	30.27	40.01	1,267	1.08	1.05	0.19	32
Y	21.71	0.05	8.66	8.71	—	—	—	30.42	40.12	4,056	0.96	0.96	0.20	32

The accompanying notes are an integral part of these financial statements.

111

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$30.36	$(0.06)	$2.07	$2.01	$—	$(1.41)	$(1.41)	$30.96	6.81	%(4)	$2,577,492	1.11	%(5)	1.10	%(5)	(0.40	)%(5)	20%
C	22.67	(0.13)	1.53	1.40	—	(1.41)	(1.41)	22.66	6.41	(4)	744,390	1.85	(5)	1.85	(5)	(1.15	)(5)	20
I	31.12	(0.02)	2.13	2.11	—	(1.41)	(1.41)	31.82	6.97	(4)	3,345,292	0.82	(5)	0.82	(5)	(0.12	)(5)	20
R3	33.64	(0.13)	2.29	2.16	—	(1.41)	(1.41)	34.39	6.58	(4)	103,561	1.46	(5)	1.46	(5)	(0.76	)(5)	20
R4	34.78	(0.08)	2.38	2.30	—	(1.41)	(1.41)	35.67	6.77	(4)	291,170	1.16	(5)	1.14	(5)	(0.45	)(5)	20
R5	35.59	(0.03)	2.44	2.41	—	(1.41)	(1.41)	36.59	6.93	(4)	414,686	0.85	(5)	0.85	(5)	(0.15	)(5)	20
R6	35.90	(0.01)	2.46	2.45	—	(1.41)	(1.41)	36.94	6.99	(4)	707,436	0.75	(5)	0.75	(5)	(0.07	)(5)	20
Y	35.88	(0.01)	2.46	2.45	—	(1.41)	(1.41)	36.92	6.99	(4)	1,774,894	0.77	(5)	0.77	(5)	(0.08	)(5)	20
F	31.15	(0.01)	2.13	2.12	—	(1.41)	(1.41)	31.86	6.99	(4)	1,577,176	0.74	(5)	0.74	(5)	(0.05	)(5)	20

For the Year Ended October 31, 2017
A	$24.25	$(0.11)	$7.00	$6.89	$—	$(0.78)	$(0.78)	$30.36	29.02%		$2,482,275	1.13%		1.12%		(0.38)%		30%
C	18.42	(0.23)	5.26	5.03	—	(0.78)	(0.78)	22.67	28.07		717,521	1.87		1.87		(1.12)		30
I	24.79	(0.05)	7.16	7.11	—	(0.78)	(0.78)	31.12	29.28		2,996,705	1.02		0.89		(0.17)		30
R3	26.88	(0.22)	7.76	7.54	—	(0.78)	(0.78)	33.64	28.59		90,582	1.47		1.47		(0.73)		30
R4	27.69	(0.14)	8.01	7.87	—	(0.78)	(0.78)	34.78	28.95		263,236	1.16		1.16		(0.43)		30
R5	28.24	(0.04)	8.17	8.13	—	(0.78)	(0.78)	35.59	29.32		356,166	0.86		0.86		(0.14)		30
R6	28.45	(0.05)	8.28	8.23	—	(0.78)	(0.78)	35.90	29.45		431,183	0.76		0.76		(0.14)		30
Y	28.44	(0.01)	8.23	8.22	—	(0.78)	(0.78)	35.88	29.43		1,847,676	0.78		0.78		(0.04)		30
F(7)	27.52	(0.03)	3.66	3.63	—	—	—	31.15	13.19	(4)	1,244,732	0.76	(5)	0.76	(5)	(0.15	)(5)	30

For the Year Ended October 31, 2016
A	$26.47	$(0.07)	$(0.22)	$(0.29)	$—	$(1.93)	$(1.93)	$24.25	(0.79)%		$2,041,826	1.17%		1.17%		(0.29)%		31%
B	20.13	(0.21)	(0.19)	(0.40)	—	(1.93)	(1.93)	17.80	(1.66)		16,842	2.06		2.06		(1.16)		31
C	20.73	(0.18)	(0.20)	(0.38)	—	(1.93)	(1.93)	18.42	(1.50)		611,311	1.89		1.89		(1.01)		31
I	26.96	(0.04)	(0.20)	(0.24)	—	(1.93)	(1.93)	24.79	(0.57)		1,725,700	1.02		1.02		(0.18)		31
R3	29.20	(0.16)	(0.23)	(0.39)	—	(1.93)	(1.93)	26.88	(1.07)		71,711	1.48		1.48		(0.59)		31
R4	29.93	(0.08)	(0.23)	(0.31)	—	(1.93)	(1.93)	27.69	(0.76)		165,137	1.18		1.18		(0.30)		31
R5	30.39	—	(0.22)	(0.22)	—	(1.93)	(1.93)	28.24	(0.47)		193,533	0.87		0.87		—		31
R6	30.58	—	(0.20)	(0.20)	—	(1.93)	(1.93)	28.45	(0.36)		26,352	0.77		0.77		0.01		31
Y	30.57	0.03	(0.23)	(0.20)	—	(1.93)	(1.93)	28.44	(0.36)		1,490,965	0.77		0.77		0.10		31

For the Year Ended October 31, 2015
A	$27.38	$(0.09)	$1.85	$1.76	$—	$(2.67)	$(2.67)	$26.47	7.28%		$2,048,529	1.14%		1.14%		(0.35)%		29%
B	21.65	(0.25)	1.40	1.15	—	(2.67)	(2.67)	20.13	6.28		24,665	2.03		2.03		(1.22)		29
C	22.18	(0.23)	1.45	1.22	—	(2.67)	(2.67)	20.73	6.46		626,345	1.88		1.88		(1.09)		29
I	27.78	(0.02)	1.87	1.85	—	(2.67)	(2.67)	26.96	7.52		702,566	0.87		0.87		(0.09)		29
R3	30.02	(0.20)	2.05	1.85	—	(2.67)	(2.67)	29.20	6.91		76,925	1.47		1.47		(0.69)		29
R4	30.61	(0.11)	2.10	1.99	—	(2.67)	(2.67)	29.93	7.26		135,698	1.16		1.16		(0.39)		29
R5	30.96	(0.03)	2.13	2.10	—	(2.67)	(2.67)	30.39	7.59		164,879	0.86		0.86		(0.09)		29
R6(9)	31.11	(0.04)	2.18	2.14	—	(2.67)	(2.67)	30.58	7.65	(4)	1,230	0.77	(5)	0.77	(5)	(0.13	)(5)	29
Y	31.10	0.01	2.13	2.14	—	(2.67)	(2.67)	30.57	7.66		1,201,917	0.76		0.76		0.04		29

The accompanying notes are an integral part of these financial statements.

112

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2014
A	$25.67	$(0.10)	$3.82	$3.72	$—	$(2.01)	$(2.01)	$27.38	15.57%		$1,891,075	1.15%		1.15%		(0.40)%		34%
B	20.88	(0.27)	3.05	2.78	—	(2.01)	(2.01)	21.65	14.56		29,446	2.05		2.05		(1.29)		34
C	21.30	(0.24)	3.13	2.89	—	(2.01)	(2.01)	22.18	14.81		544,154	1.88		1.88		(1.13)		34
I	25.95	(0.04)	3.88	3.84	—	(2.01)	(2.01)	27.78	15.89		550,720	0.90		0.90		(0.17)		34
R3	28.03	(0.21)	4.21	4.00	—	(2.01)	(2.01)	30.02	15.24		56,403	1.47		1.47		(0.72)		34
R4	28.47	(0.12)	4.27	4.15	—	(2.01)	(2.01)	30.61	15.55		94,232	1.16		1.16		(0.41)		34
R5	28.69	(0.03)	4.31	4.28	—	(2.01)	(2.01)	30.96	15.91		110,364	0.86		0.86		(0.11)		34
Y	28.77	(0.01)	4.35	4.34	—	(2.01)	(2.01)	31.10	16.08		1,078,695	0.76		0.76		(0.02)		34

For the Year Ended October 31, 2013
A	$20.44	$(0.03)	$6.56	$6.53	$—	$(1.30)	$(1.30)	$25.67	34.17%		$1,847,041	1.20%		1.20%		(0.14)%		38%
B	17.00	(0.18)	5.36	5.18	—	(1.30)	(1.30)	20.88	33.01		33,232	2.11		2.07		(1.00)		38
C	17.29	(0.16)	5.47	5.31	—	(1.30)	(1.30)	21.30	33.21		474,663	1.91		1.91		(0.85)		38
I	20.65	0.02	6.63	6.65	(0.05)	(1.30)	(1.35)	25.95	34.48		277,953	0.96		0.96		0.09		38
R3	22.25	(0.10)	7.18	7.08	—	(1.30)	(1.30)	28.03	33.80		47,837	1.48		1.48		(0.43)		38
R4	22.51	(0.03)	7.29	7.26	—	(1.30)	(1.30)	28.47	34.24		77,603	1.17		1.17		(0.13)		38
R5	22.69	0.04	7.33	7.37	(0.07)	(1.30)	(1.37)	28.69	34.60		91,163	0.87		0.87		0.17		38
Y	22.75	0.07	7.34	7.41	(0.09)	(1.30)	(1.39)	28.77	34.73		872,297	0.77		0.77		0.28		38

The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$15.62	$0.01	$0.12	$0.13	$—	$(0.39)	$(0.39)	$15.36	0.82	%(4)	$287,364	1.22	%(5)	1.22	%(5)	0.14	%(5)	23%
C	13.03	(0.04)	0.10	0.06	—	(0.39)	(0.39)	12.70	0.52	(4)	33,714	1.98	(5)	1.97	(5)	(0.62	)(5)	23
I	15.72	0.04	0.12	0.16	—	(0.39)	(0.39)	15.49	1.01	(4)	40,141	0.89	(5)	0.89	(5)	0.45	(5)	23
R3	16.39	(0.01)	0.13	0.12	—	(0.39)	(0.39)	16.12	0.72	(4)	11,337	1.52	(5)	1.52	(5)	(0.16	)(5)	23
R4	16.68	0.01	0.13	0.14	—	(0.39)	(0.39)	16.43	0.89	(4)	12,271	1.21	(5)	1.21	(5)	0.15	(5)	23
R5	16.88	0.04	0.13	0.17	(0.03)	(0.39)	(0.42)	16.63	0.96	(4)	10,520	0.90	(5)	0.90	(5)	0.45	(5)	23
Y	16.93	0.04	0.13	0.17	(0.04)	(0.39)	(0.43)	16.67	1.05	(4)	18,806	0.86	(5)	0.86	(5)	0.51	(5)	23
F	15.76	0.04	0.13	0.17	(0.05)	(0.39)	(0.44)	15.49	1.03	(4)	282,711	0.80	(5)	0.80	(5)	0.57	(5)	23

For the Year Ended October 31, 2017
A	$13.98	$0.01	$2.65	$2.66	$—	$(1.02)	$(1.02)	$15.62	19.67%		$291,082	1.23%		1.23%		0.06%		40%
C	11.90	(0.08)	2.23	2.15	—	(1.02)	(1.02)	13.03	18.66		35,520	1.96		1.96		(0.67)		40
I	14.09	0.03	2.67	2.70	(0.05)	(1.02)	(1.07)	15.72	19.81		43,342	1.20		1.10		0.20		40
R3	14.67	(0.04)	2.78	2.74	—	(1.02)	(1.02)	16.39	19.26		11,923	1.52		1.52		(0.23)		40
R4	14.87	0.01	2.82	2.83	—	(1.02)	(1.02)	16.68	19.58		12,637	1.21		1.21		0.08		40
R5	15.03	0.06	2.86	2.92	(0.05)	(1.02)	(1.07)	16.88	20.06		11,445	0.91		0.91		0.38		40
Y	15.07	0.08	2.86	2.94	(0.06)	(1.02)	(1.08)	16.93	20.10		28,403	0.82		0.82		0.48		40
F(7)	14.97	0.05	0.74	0.79	—	—	—	15.76	5.28	(4)	238,682	0.81	(5)	0.81	(5)	0.46	(5)	40

The accompanying notes are an integral part of these financial statements.

113

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2016
A	$15.11	$0.03	$(0.03)	$—	$(0.02)	$(1.11)	$(1.13)	$13.98	0.18%	$246,023	1.30%	1.30	%(16)	0.18%	56%
B	13.15	(0.07)	(0.03)	(0.10)	—	(1.11)	(1.11)	11.94	(0.57)	637	2.42	2.12	(16)	(0.63)	56
C	13.09	(0.06)	(0.02)	(0.08)	—	(1.11)	(1.11)	11.90	(0.42)	35,965	2.02	2.02	(16)	(0.54)	56
I	15.22	0.05	(0.01)	0.04	(0.06)	(1.11)	(1.17)	14.09	0.48	83,155	1.06	1.06	(16)	0.39	56
R3	15.82	(0.01)	(0.03)	(0.04)	—	(1.11)	(1.11)	14.67	(0.07)	11,396	1.56	1.56	(16)	(0.07)	56
R4	15.99	0.03	(0.02)	0.01	(0.02)	(1.11)	(1.13)	14.87	0.30	13,448	1.25	1.25	(16)	0.23	56
R5	16.15	0.08	(0.03)	0.05	(0.06)	(1.11)	(1.17)	15.03	0.54	9,831	0.95	0.95	(16)	0.52	56
Y	16.19	0.09	(0.03)	0.06	(0.07)	(1.11)	(1.18)	15.07	0.63	79,990	0.85	0.85	(16)	0.63	56

For the Year Ended October 31, 2015
A	$16.73	$0.02	$0.25	$0.27	$(0.02)	$(1.87)	$(1.89)	$15.11	2.28%	$229,953	1.25%	1.25%		0.11%	33%
B	14.91	(0.10)	0.21	0.11	—	(1.87)	(1.87)	13.15	1.37	1,417	2.28	2.09		(0.75)	33
C	14.84	(0.08)	0.20	0.12	—	(1.87)	(1.87)	13.09	1.45	41,149	1.97	1.97		(0.62)	33
I	16.85	0.07	0.25	0.32	(0.08)	(1.87)	(1.95)	15.22	2.57	29,987	0.92	0.92		0.42	33
R3	17.45	(0.03)	0.27	0.24	—	(1.87)	(1.87)	15.82	1.97	10,204	1.52	1.52		(0.19)	33
R4	17.61	0.02	0.27	0.29	(0.04)	(1.87)	(1.91)	15.99	2.26	11,711	1.21	1.21		0.15	33
R5	17.75	0.07	0.28	0.35	(0.08)	(1.87)	(1.95)	16.15	2.62	7,564	0.92	0.92		0.44	33
Y	17.78	0.09	0.28	0.37	(0.09)	(1.87)	(1.96)	16.19	2.73	158,691	0.81	0.81		0.54	33

For the Year Ended October 31, 2014
A	$16.44	$0.03	$1.81	$1.84	$—	$(1.55)	$(1.55)	$16.73	12.32%	$222,876	1.27%	1.27%		0.19%	43%
B	14.93	(0.09)	1.62	1.53	—	(1.55)	(1.55)	14.91	11.41	2,156	2.28	2.10		(0.63)	43
C	14.85	(0.08)	1.62	1.54	—	(1.55)	(1.55)	14.84	11.56	41,382	1.99	1.99		(0.53)	43
I	16.49	0.09	1.82	1.91	—	(1.55)	(1.55)	16.85	12.75	37,414	0.92	0.92		0.53	43
R3	17.12	(0.01)	1.89	1.88	—	(1.55)	(1.55)	17.45	12.05	10,187	1.53	1.53		(0.08)	43
R4	17.21	0.04	1.91	1.95	—	(1.55)	(1.55)	17.61	12.42	9,476	1.22	1.22		0.22	43
R5	17.29	0.09	1.92	2.01	—	(1.55)	(1.55)	17.75	12.73	2,851	0.93	0.93		0.52	43
Y	17.31	0.11	1.91	2.02	—	(1.55)	(1.55)	17.78	12.79	166,729	0.82	0.82		0.63	43

For the Year Ended October 31, 2013
A	$12.58	$0.02	$3.97	$3.99	$(0.13)	$—	$(0.13)	$16.44	32.01%	$207,552	1.31%	1.31%		0.11%	59%
B	11.40	(0.09)	3.62	3.53	—	—	—	14.93	30.96	2,819	2.33	2.10		(0.68)	59
C	11.38	(0.08)	3.60	3.52	(0.05)	—	(0.05)	14.85	31.07	38,067	2.01	2.01		(0.60)	59
I	12.62	0.06	3.99	4.05	(0.18)	—	(0.18)	16.49	32.49	18,791	0.96	0.96		0.43	59
R3	13.12	(0.02)	4.15	4.13	(0.13)	—	(0.13)	17.12	31.68	5,089	1.53	1.53		(0.12)	59
R4	13.17	0.03	4.16	4.19	(0.15)	—	(0.15)	17.21	32.11	4,903	1.22	1.22		0.18	59
R5	13.23	0.06	4.19	4.25	(0.19)	—	(0.19)	17.29	32.46	1,309	0.93	0.93		0.38	59
Y	13.24	0.09	4.18	4.27	(0.20)	—	(0.20)	17.31	32.64	150,335	0.82	0.82		0.60	59

The accompanying notes are an integral part of these financial statements.

114

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Quality Value Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$20.49	$0.15	$0.43	$0.58	$(0.20)	$(0.76)	$(0.96)	$20.11	2.82	%(4)	$169,272	1.08	%(5)	1.05	%(5)	1.52	%(5)	74%
C	17.67	0.07	0.37	0.44	(0.08)	(0.76)	(0.84)	17.27	2.42	(4)	18,397	1.83	(5)	1.80	(5)	0.77	(5)	74
I	20.25	0.19	0.42	0.61	(0.25)	(0.76)	(1.01)	19.85	2.97	(4)	14,152	0.73	(5)	0.73	(5)	1.84	(5)	74
R3	20.70	0.13	0.43	0.56	(0.08)	(0.76)	(0.84)	20.42	2.68	(4)	1,222	1.36	(5)	1.34	(5)	1.24	(5)	74
R4	20.95	0.16	0.44	0.60	(0.19)	(0.76)	(0.95)	20.60	2.84	(4)	6,463	1.05	(5)	1.05	(5)	1.54	(5)	74
R5	21.13	0.17	0.45	0.62	(0.25)	(0.76)	(1.01)	20.74	2.92	(4)	990	0.76	(5)	0.75	(5)	1.63	(5)	74
R6(17)	20.99	0.07	(0.26)	(0.19)	—	—	—	20.80	(0.91	)(4)	10	0.63	(5)	0.63	(5)	1.86	(5)	74
Y	21.19	0.20	0.44	0.64	(0.28)	(0.76)	(1.04)	20.79	3.00	(4)	942	0.69	(5)	0.69	(5)	1.87	(5)	74
F	20.26	0.19	0.43	0.62	(0.29)	(0.76)	(1.05)	19.83	3.02	(4)	88,259	0.64	(5)	0.64	(5)	1.90	(5)	74

For the Year Ended October 31, 2017
A	$17.94	$0.19	$2.64	$2.83	$(0.14)	$(0.14)	$(0.28)	$20.49	15.89%		$180,059	1.20%		1.20%		0.95%		39%
C	15.52	0.04	2.28	2.32	(0.03)	(0.14)	(0.17)	17.67	15.05		20,312	1.93		1.93		0.22		39
I	17.75	0.24	2.60	2.84	(0.20)	(0.14)	(0.34)	20.25	16.19		15,561	0.94		0.94		1.22		39
R3	18.13	0.13	2.66	2.79	(0.08)	(0.14)	(0.22)	20.70	15.48		1,448	1.54		1.53		0.63		39
R4	18.34	0.19	2.70	2.89	(0.14)	(0.14)	(0.28)	20.95	15.87		7,550	1.20		1.20		0.96		39
R5	18.49	0.23	2.75	2.98	(0.20)	(0.14)	(0.34)	21.13	16.25		480	0.91		0.91		1.17		39
Y	18.55	0.27	2.73	3.00	(0.22)	(0.14)	(0.36)	21.19	16.32		1,052	0.83		0.83		1.31		39
F(7)	19.58	0.16	0.52	0.68	—	—	—	20.26	3.47	(4)	12,030	0.80	(5)	0.80	(5)	1.17	(5)	39

For the Year Ended October 31, 2016
A	$18.66	$0.16	$0.57	$0.73	$(0.21)	$(1.24)	$(1.45)	$17.94	4.71%		$187,475	1.25%		1.25	%(18)	0.93%		41%
B	16.45	0.02	0.48	0.50	(0.01)	(1.24)	(1.25)	15.70	3.75		695	2.41		2.11	(18)	0.11		41
C	16.34	0.03	0.49	0.52	(0.10)	(1.24)	(1.34)	15.52	3.93		22,223	1.97		1.97	(18)	0.21		41
I	18.47	0.21	0.57	0.78	(0.26)	(1.24)	(1.50)	17.75	5.03		19,139	0.92		0.92	(18)	1.23		41
R3	18.83	0.11	0.58	0.69	(0.15)	(1.24)	(1.39)	18.13	4.39		2,783	1.54		1.54	(18)	0.64		41
R4	19.03	0.17	0.59	0.76	(0.21)	(1.24)	(1.45)	18.34	4.73		8,720	1.22		1.22	(18)	0.96		41
R5	19.19	0.22	0.59	0.81	(0.27)	(1.24)	(1.51)	18.49	5.04		2,025	0.92		0.92	(18)	1.27		41
Y	19.24	0.26	0.58	0.84	(0.29)	(1.24)	(1.53)	18.55	5.14		845	0.81		0.81		1.46		41

For the Year Ended October 31, 2015
A	$20.45	$0.21	$(0.47)	$(0.26)	$(0.13)	$(1.40)	$(1.53)	$18.66	(1.20)%		$207,339	1.21%		1.21%		1.10%		55%
B	18.22	0.03	(0.40)	(0.37)	—	(1.40)	(1.40)	16.45	(1.94)		1,909	2.28		1.97		0.19		55
C	18.14	0.06	(0.42)	(0.36)	(0.04)	(1.40)	(1.44)	16.34	(1.90)		26,763	1.93		1.93		0.36		55
I	20.25	0.27	(0.45)	(0.18)	(0.20)	(1.40)	(1.60)	18.47	(0.78)		27,168	0.88		0.88		1.41		55
R3	20.62	0.15	(0.46)	(0.31)	(0.08)	(1.40)	(1.48)	18.83	(1.45)		3,657	1.52		1.49		0.79		55
R4	20.82	0.22	(0.47)	(0.25)	(0.14)	(1.40)	(1.54)	19.03	(1.11)		11,942	1.19		1.18		1.11		55
R5	20.95	0.28	(0.48)	(0.20)	(0.16)	(1.40)	(1.56)	19.19	(0.87)		2,487	0.90		0.88		1.41		55
Y	21.03	0.30	(0.49)	(0.19)	(0.20)	(1.40)	(1.60)	19.24	(0.77)		1,618	0.79		0.79		1.50		55

The accompanying notes are an integral part of these financial statements.

115

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Quality Value Fund – (continued)
For the Year Ended October 31, 2014
A	$18.31	$0.17	$2.05	$2.22	$(0.08)	$—	$(0.08)	$20.45	12.18%		$237,539	1.25%		1.25%		0.87%		74	%(19)
B	16.36	0.03	1.83	1.86	—	—	—	18.22	11.37		3,928	2.27		1.97		0.19		74	(19)
C	16.29	0.02	1.83	1.85	—	—	—	18.14	11.36		31,729	1.95		1.95		0.12		74	(19)
I	18.12	0.23	2.03	2.26	(0.13)	—	(0.13)	20.25	12.56		44,306	0.87		0.87		1.17		74	(19)
R3	18.50	0.13	2.05	2.18	(0.06)	—	(0.06)	20.62	11.84		4,528	1.53		1.47		0.63		74	(19)
R4	18.64	0.18	2.09	2.27	(0.09)	—	(0.09)	20.82	12.24		13,626	1.21		1.17		0.91		74	(19)
R5	18.76	0.24	2.10	2.34	(0.15)	—	(0.15)	20.95	12.52		2,735	0.88		0.85		1.15		74	(19)
Y	18.82	0.21	2.16	2.37	(0.16)	—	(0.16)	21.03	12.64		1,841	0.83		0.83		1.07		74	(19)

For the Year Ended October 31, 2013
A	$14.02	$0.11	$4.40	$4.51	$(0.22)	$—	$(0.22)	$18.31	32.53%		$118,203	1.44%		1.35%		0.67%		81%
B	12.54	—	3.93	3.93	(0.11)	—	(0.11)	16.36	31.50		3,825	2.39		2.10		(0.03)		81
C	12.49	(0.01)	3.93	3.92	(0.12)	—	(0.12)	16.29	31.59		11,059	2.13		2.10		(0.07)		81
I	13.87	0.16	4.34	4.50	(0.25)	—	(0.25)	18.12	32.93		7,908	1.07		1.06		0.95		81
R3	14.16	0.08	4.45	4.53	(0.19)	—	(0.19)	18.50	32.31		1,480	1.68		1.55		0.49		81
R4	14.27	0.13	4.47	4.60	(0.23)	—	(0.23)	18.64	32.62		7,271	1.32		1.25		0.78		81
R5	14.36	0.18	4.50	4.68	(0.28)	—	(0.28)	18.76	33.06		1,909	1.02		0.95		1.08		81
Y	14.41	0.19	4.50	4.69	(0.28)	—	(0.28)	18.82	33.06		1,149	0.91		0.90		1.17		81

Hartford Small Cap Core Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$14.13	$0.05	$0.08	$0.13	$(0.02)	$(0.60)	$(0.62)	$13.64	0.93	%(4)	$50,553	1.36	%(5)	1.30	%(5)	0.71	%(5)	36%
C	12.91	—	0.07	0.07	—	(0.60)	(0.60)	12.38	0.52	(4)	10,230	2.13	(5)	2.05	(5)	(0.04	)(5)	36
I	14.15	0.07	0.09	0.16	(0.06)	(0.60)	(0.66)	13.65	1.10	(4)	3,147	1.01	(5)	0.96	(5)	1.04	(5)	36
R3	14.50	0.05	0.07	0.12	—	(0.60)	(0.60)	14.02	0.82	(4)	501	1.61	(5)	1.46	(5)	0.66	(5)	36
R4	14.61	0.06	0.09	0.15	(0.01)	(0.60)	(0.61)	14.15	1.00	(4)	85	1.31	(5)	1.20	(5)	0.81	(5)	36
R5	14.63	0.08	0.08	0.16	(0.07)	(0.60)	(0.67)	14.12	1.11	(4)	36	1.01	(5)	0.90	(5)	1.15	(5)	36
R6(17)	13.99	0.03	0.09	0.12	—	—	—	14.11	0.86	(4)	10	0.91	(5)	0.85	(5)	1.23	(5)	36
Y	14.66	0.08	0.09	0.17	(0.12)	(0.60)	(0.72)	14.11	1.14	(4)	634	0.95	(5)	0.85	(5)	1.14	(5)	36
F	14.16	0.08	0.08	0.16	(0.08)	(0.60)	(0.68)	13.64	1.12	(4)	49,398	0.89	(5)	0.85	(5)	1.20	(5)	36

For the Year Ended October 31, 2017
A	$11.56	$0.04	$2.63	$2.67	$(0.10)	$—	$(0.10)	$14.13	23.19%		$53,057	1.28%		1.27%		0.32%		83%
C	10.58	(0.05)	2.40	2.35	(0.02)	—	(0.02)	12.91	22.24		11,081	2.03		2.01		(0.41)		83
I	11.58	0.08	2.63	2.71	(0.14)	—	(0.14)	14.15	23.53		3,225	1.01		1.00		0.60		83
R3	11.87	0.01	2.69	2.70	(0.07)	—	(0.07)	14.50	22.79		723	1.63		1.50		0.09		83
R4	11.94	0.05	2.70	2.75	(0.08)	—	(0.08)	14.61	23.11		113	1.36		1.20		0.36		83
R5	11.96	0.10	2.71	2.81	(0.14)	—	(0.14)	14.63	23.63		44	1.01		0.90		0.74		83
Y	12.00	0.11	2.71	2.82	(0.16)	—	(0.16)	14.66	23.58		1,242	0.86		0.85		0.78		83
F(7)	13.22	0.05	0.89	0.94	—	—	—	14.16	7.11	(4)	86,675	0.88	(5)	0.85	(5)	0.52	(5)	83

The accompanying notes are an integral part of these financial statements.

116

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Small Cap Core Fund – (continued)
For the Year Ended October 31, 2016
A	$12.35	$0.10	$(0.15	)(20)	$(0.05)	$(0.02)	$(0.72)	$(0.74)	$11.56	(0.22)%		$46,270	1.35%		1.31	%(21)	0.85%		94%
B	11.58	0.01	(0.14	)(20)	(0.13)	—	(0.72)	(0.72)	10.73	(0.93)		798	2.25		2.06	(21)	0.10		94
C	11.43	0.01	(0.14	)(20)	(0.13)	—	(0.72)	(0.72)	10.58	(0.94)		10,410	2.08		2.06	(21)	0.11		94
I	12.38	0.13	(0.15	)(20)	(0.02)	(0.06)	(0.72)	(0.78)	11.58	0.05		2,582	1.01		1.00	(21)	1.17		94
R3	12.67	0.08	(0.16	)(20)	(0.08)	—	(0.72)	(0.72)	11.87	(0.43)		734	1.61		1.51	(21)	0.65		94
R4	12.72	0.11	(0.15	)(20)	(0.04)	(0.02)	(0.72)	(0.74)	11.94	(0.09)		267	1.30		1.21	(21)	0.96		94
R5	12.78	0.13	(0.14	)(20)	(0.01)	(0.09)	(0.72)	(0.81)	11.96	0.16		44	1.00		0.91	(21)	1.08		94
Y	12.77	0.16	(0.15	)(20)	0.01	(0.06)	(0.72)	(0.78)	12.00	0.31		110,028	0.88		0.86	(21)	1.36		94

For the Year Ended October 31, 2015
A	$13.89	$0.11	$(0.28)		$(0.17)	$(0.08)	$(1.29)	$(1.37)	$12.35	(1.17)%		$51,249	1.40%		1.29%		0.85%		112%
B	13.12	0.01	(0.26)		(0.25)	—	(1.29)	(1.29)	11.58	(1.92)		1,792	2.28		2.05		0.12		112
C	12.96	0.01	(0.25)		(0.24)	—	(1.29)	(1.29)	11.43	(1.86)		12,905	2.14		2.04		0.10		112
I(11)	13.40	0.08	(1.10)		(1.02)	—	—	—	12.38	(7.61	)(4)	2,429	1.12	(5)	0.99	(5)	1.01	(5)	112
R3	14.21	0.09	(0.28)		(0.19)	(0.06)	(1.29)	(1.35)	12.67	(1.29)		830	1.70		1.50		0.64		112
R4	14.26	0.13	(0.27)		(0.14)	(0.11)	(1.29)	(1.40)	12.72	(0.97)		608	1.37		1.20		0.94		112
R5	14.32	0.17	(0.29)		(0.12)	(0.13)	(1.29)	(1.42)	12.78	(0.75)		218	1.06		0.90		1.23		112
Y	14.31	0.16	(0.27)		(0.11)	(0.14)	(1.29)	(1.43)	12.77	(0.71)		1,312	0.96		0.85		1.23		112

For the Year Ended October 31, 2014
A	$14.77	$0.10	$1.11		$1.21	$(0.14)	$(1.95)	$(2.09)	$13.89	9.22%		$54,722	1.41%		1.30%		0.75%		116%
B	14.06	—	1.05		1.05	(0.04)	(1.95)	(1.99)	13.12	8.39		3,119	2.32		2.05		0.01		116
C	13.94	—	1.03		1.03	(0.06)	(1.95)	(2.01)	12.96	8.39		13,603	2.16		2.05		—		116
R3	15.10	0.07	1.14		1.21	(0.15)	(1.95)	(2.10)	14.21	8.99		587	1.70		1.50		0.53		116
R4	15.10	0.11	1.14		1.25	(0.14)	(1.95)	(2.09)	14.26	9.31		516	1.37		1.20		0.81		116
R5	15.16	0.16	1.14		1.30	(0.19)	(1.95)	(2.14)	14.32	9.62		204	1.05		0.90		1.14		116
Y	15.14	0.17	1.14		1.31	(0.19)	(1.95)	(2.14)	14.31	9.75		247	0.96		0.85		1.20		116

For the Year Ended October 31, 2013
A	$11.21	$0.19	$3.50		$3.69	$(0.13)	$—	$(0.13)	$14.77	33.23%		$51,393	1.43%		1.30%		1.48%		140%
B	10.68	0.09	3.34		3.43	(0.05)	—	(0.05)	14.06	32.21		4,337	2.35		2.05		0.77		140
C	10.60	0.09	3.30		3.39	(0.05)	—	(0.05)	13.94	32.12		12,315	2.18		2.05		0.73		140
R3	11.47	0.14	3.61		3.75	(0.12)	—	(0.12)	15.10	32.93		598	1.68		1.50		1.05		140
R4	11.48	0.23	3.55		3.78	(0.16)	—	(0.16)	15.10	33.25		172	1.34		1.20		1.75		140
R5	11.51	0.25	3.58		3.83	(0.18)	—	(0.18)	15.16	33.71		169	1.04		0.90		1.87		140
Y	11.51	0.29	3.53		3.82	(0.19)	—	(0.19)	15.14	33.59		224	0.93		0.85		2.33		140

The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$57.24	$(0.12)	$2.26		$2.14	$—	$(2.74)	$(2.74)	$56.64	3.84	%(4)	$210,831	1.22	%(5)	1.22	%(5)	(0.42	)%(5)	26%
C	44.29	(0.24)	1.73		1.49	—	(2.74)	(2.74)	43.04	3.49	(4)	34,327	1.89	(5)	1.89	(5)	(1.09	)(5)	26
I	58.97	(0.01)	2.33		2.32	—	(2.74)	(2.74)	58.55	4.04	(4)	363,668	0.82	(5)	0.82	(5)	(0.03	)(5)	26
R3	56.89	(0.19)	2.24		2.05	—	(2.74)	(2.74)	56.20	3.70	(4)	14,586	1.47	(5)	1.46	(5)	(0.67	)(5)	26
R4	58.98	(0.10)	2.32		2.22	—	(2.74)	(2.74)	58.46	3.87	(4)	75,939	1.15	(5)	1.15	(5)	(0.36	)(5)	26
R5	61.26	(0.02)	2.42		2.40	—	(2.74)	(2.74)	60.92	4.02	(4)	112,134	0.85	(5)	0.85	(5)	(0.05	)(5)	26
R6	61.87	0.01	2.45		2.46	—	(2.74)	(2.74)	61.59	4.08	(4)	28,464	0.75	(5)	0.75	(5)	0.04	(5)	26
Y	61.93	—	2.45		2.45	—	(2.74)	(2.74)	61.64	4.06	(4)	366,320	0.78	(5)	0.78	(5)	0.02	(5)	26
F	59.06	0.01	2.33		2.34	—	(2.74)	(2.74)	58.66	4.07	(4)	48,735	0.75	(5)	0.75	(5)	0.05	(5)	26

The accompanying notes are an integral part of these financial statements.

117

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2017
A	$44.55	$(0.25)	$13.25		$13.00	$—	$(0.31)	$(0.31)	$57.24	29.28%	$215,743	1.17%	1.16%	(0.48)%		56%
C	34.78	(0.48)	10.30		9.82	—	(0.31)	(0.31)	44.29	28.36	36,531	1.89	1.88	(1.19)		56
I	45.79	(0.18)	13.67		13.49	—	(0.31)	(0.31)	58.97	29.56	429,401	1.03	0.95	(0.33)		56
R3	44.42	(0.41)	13.19		12.78	—	(0.31)	(0.31)	56.89	28.87	14,427	1.48	1.48	(0.79)		56
R4	45.90	(0.26)	13.65		13.39	—	(0.31)	(0.31)	58.98	29.27	76,315	1.16	1.16	(0.48)		56
R5	47.52	(0.10)	14.15		14.05	—	(0.31)	(0.31)	61.26	29.67	118,794	0.86	0.86	(0.17)		56
R6	47.94	(0.06)	14.30		14.24	—	(0.31)	(0.31)	61.87	29.80	10,596	0.76	0.76	(0.11)		56
Y	48.00	(0.05)	14.29		14.24	—	(0.31)	(0.31)	61.93	29.76	370,006	0.78	0.78	(0.09)		56
F(7)	52.62	(0.09)	6.53		6.44	—	—	—	59.06	12.24 (4)	47,409	0.75 (5)	0.75 (5)	(0.24	)(5)	56

For the Year Ended October 31, 2016
A	$48.56	$(0.19)	$0.11	(20)	$(0.08)	$—	$(3.93)	$(3.93)	$44.55	0.02%	$197,738	1.25%	1.25%	(0.44)%		45%
B	39.35	(0.43)	0.05	(20)	(0.38)	—	(3.93)	(3.93)	35.04	(0.84)	606	2.35	2.09	(1.23)		45
C	39.03	(0.39)	0.07	(20)	(0.32)	—	(3.93)	(3.93)	34.78	(0.65)	37,807	1.94	1.94	(1.13)		45
I	49.68	(0.07)	0.11	(20)	0.04	—	(3.93)	(3.93)	45.79	0.28	137,606	0.99	0.99	(0.16)		45
R3	48.54	(0.30)	0.11	(20)	(0.19)	—	(3.93)	(3.93)	44.42	(0.24)	12,708	1.51	1.51	(0.70)		45
R4	49.87	(0.18)	0.14	(20)	(0.04)	—	(3.93)	(3.93)	45.90	0.09	66,273	1.19	1.19	(0.39)		45
R5	51.35	(0.04)	0.14	(20)	0.10	—	(3.93)	(3.93)	47.52	0.40	102,166	0.89	0.89	(0.09)		45
R6	51.73	(0.04)	0.18	(20)	0.14	—	(3.93)	(3.93)	47.94	0.46	4,072	0.79	0.79	(0.09)		45
Y	51.78	0.01	0.14	(20)	0.15	—	(3.93)	(3.93)	48.00	0.50	290,401	0.79	0.79	0.01		45

For the Year Ended October 31, 2015
A	$48.63	$(0.20)	$2.25		$2.05	$—	$(2.12)	$(2.12)	$48.56	4.37%	$243,999	1.21%	1.21%	(0.40)%		70%
B	40.12	(0.48)	1.83		1.35	—	(2.12)	(2.12)	39.35	3.54	1,500	2.20	2.03	(1.18)		70
C	39.77	(0.45)	1.83		1.38	—	(2.12)	(2.12)	39.03	3.62	49,549	1.91	1.91	(1.11)		70
I	49.55	(0.06)	2.31		2.25	—	(2.12)	(2.12)	49.68	4.70	209,184	0.92	0.92	(0.13)		70
R3	48.74	(0.36)	2.28		1.92	—	(2.12)	(2.12)	48.54	4.10	16,184	1.48	1.48	(0.70)		70
R4	49.86	(0.20)	2.33		2.13	—	(2.12)	(2.12)	49.87	4.44	74,037	1.17	1.17	(0.38)		70
R5	51.13	(0.05)	2.39		2.34	—	(2.12)	(2.12)	51.35	4.74	115,719	0.87	0.87	(0.10)		70
R6(9)	51.80	(0.02)	2.07		2.05	—	(2.12)	(2.12)	51.73	4.13 (4)	14	0.87 (5)	0.87 (5)	(0.05	)(5)	70
Y	51.49	0.01	2.40		2.41	—	(2.12)	(2.12)	51.78	4.84	314,145	0.77	0.77	0.02		70

For the Year Ended October 31, 2014
A	$47.96	$(0.26)	$4.36		$4.10	$—	$(3.43)	$(3.43)	$48.63	9.02%	$239,697	1.28%	1.28%	(0.55)%		61%
B	40.45	(0.54)	3.64		3.10	—	(3.43)	(3.43)	40.12	8.16	2,695	2.26	2.11	(1.36)		61
C	40.08	(0.49)	3.61		3.12	—	(3.43)	(3.43)	39.77	8.30	44,184	1.97	1.97	(1.24)		61
I	48.67	(0.12)	4.43		4.31	—	(3.43)	(3.43)	49.55	9.34	114,450	0.97	0.97	(0.25)		61
R3	48.17	(0.38)	4.38		4.00	—	(3.43)	(3.43)	48.74	8.76	8,744	1.53	1.53	(0.81)		61
R4	49.06	(0.25)	4.48		4.23	—	(3.43)	(3.43)	49.86	9.09	47,028	1.22	1.22	(0.52)		61
R5	50.07	(0.11)	4.60		4.49	—	(3.43)	(3.43)	51.13	9.45	39,856	0.91	0.91	(0.22)		61
Y	50.36	(0.05)	4.61		4.56	—	(3.43)	(3.43)	51.49	9.54	213,384	0.81	0.81	(0.10)		61

The accompanying notes are an integral part of these financial statements.

118

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2013
A	$34.72	$(0.15)	$13.39	$13.24	$—	$—	$—	$47.96	38.13%		$226,795	1.40%		1.40%		(0.37)%		90%
B	29.50	(0.36)	11.31	10.95	—	—	—	40.45	37.12		4,552	2.40		2.15		(1.05)		90
C	29.21	(0.40)	11.27	10.87	—	—	—	40.08	37.21		33,255	2.08		2.08		(1.13)		90
I	35.10	(0.05)	13.62	13.57	—	—	—	48.67	38.66		71,601	1.04		1.04		(0.13)		90
R3	34.93	(0.26)	13.50	13.24	—	—	—	48.17	37.90		8,280	1.59		1.59		(0.62)		90
R4	35.47	(0.19)	13.78	13.59	—	—	—	49.06	38.31		17,412	1.27		1.27		(0.44)		90
R5	36.10	(0.10)	14.07	13.97	—	—	—	50.07	38.70		3,579	0.97		0.97		(0.22)		90
Y	36.27	0.03	14.06	14.09	—	—	—	50.36	38.85		121,003	0.87		0.87		0.07		90

The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$20.34	$(0.09)	$1.51	$1.42	$—	$—	$—	$21.76	7.03	%(4)	$259,180	1.36	%(5)	1.34	%(5)	(0.80	)%(5)	45%
C	14.87	(0.12)	1.10	0.98	—	—	—	15.85	6.59	(4)	25,823	2.13	(5)	2.11	(5)	(1.57	)(5)	45
I	21.27	(0.06)	1.57	1.51	—	—	—	22.78	7.15	(4)	28,526	1.08	(5)	1.07	(5)	(0.52	)(5)	45
R3	21.98	(0.12)	1.64	1.52	—	—	—	23.50	6.92	(4)	18,121	1.63	(5)	1.55	(5)	(1.01	)(5)	45
R4	23.14	(0.09)	1.72	1.63	—	—	—	24.77	7.09	(4)	19,722	1.32	(5)	1.25	(5)	(0.71	)(5)	45
R5	24.21	(0.05)	1.80	1.75	—	—	—	25.96	7.23	(4)	2,534	1.03	(5)	0.95	(5)	(0.43	)(5)	45
R6	24.64	(0.04)	1.83	1.79	—	—	—	26.43	7.26	(4)	57	0.92	(5)	0.90	(5)	(0.33	)(5)	45
Y	24.64	(0.05)	1.83	1.78	—	—	—	26.42	7.27	(4)	34,795	0.92	(5)	0.90	(5)	(0.36	)(5)	45
F	21.30	(0.04)	1.58	1.54	—	—	—	22.84	7.28	(4)	106,861	0.91	(5)	0.90	(5)	(0.36	)(5)	45

For the Year Ended October 31, 2017
A	$15.74	$(0.12)	$4.72	$4.60	$—	$—	$—	$20.34	29.16%		$252,187	1.39%		1.37%		(0.64)%		109%
C	11.60	(0.19)	3.46	3.27	—	—	—	14.87	28.19		26,529	2.12		2.10		(1.40)		109
I	16.43	(0.10)	4.94	4.84	—	—	—	21.27	29.40		28,052	1.49		1.15		(0.51)		109
R3	17.05	(0.17)	5.10	4.93	—	—	—	21.98	28.91		23,932	1.63		1.55		(0.84)		109
R4	17.89	(0.11)	5.36	5.25	—	—	—	23.14	29.29		23,080	1.32		1.25		(0.53)		109
R5	18.67	(0.04)	5.58	5.54	—	—	—	24.21	29.67		3,263	1.06		0.95		(0.20)		109
R6	18.99	(0.09)	5.74	5.65	—	—	—	24.64	29.75		78	1.07		0.90		(0.38)		109
Y	18.99	(0.02)	5.67	5.65	—	—	—	24.64	29.70		33,040	0.94		0.90		(0.08)		109
F(7)	18.76	(0.05)	2.59	2.54	—	—	—	21.30	13.49	(4)	81,831	0.92	(5)	0.90	(5)	(0.38	)(5)	109

For the Year Ended October 31, 2016
A	$19.36	$(0.14)	$(0.90)	$(1.04)	$—	$(2.58)	$(2.58)	$15.74	(5.73)%		$262,618	1.45%		1.43	%(22)	(0.87)%		81%
B	15.08	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.62	(6.40)		862	2.46		2.17	(22)	(1.59)		81
C	15.06	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.60	(6.41)		25,586	2.14		2.14	(22)	(1.58)		81
I	20.04	(0.10)	(0.93)	(1.03)	—	(2.58)	(2.58)	16.43	(5.45)		41,881	1.24		1.18	(22)	(0.61)		81
R3	20.77	(0.18)	(0.96)	(1.14)	—	(2.58)	(2.58)	17.05	(5.83)		29,662	1.62		1.58	(22)	(1.02)		81
R4	21.61	(0.13)	(1.01)	(1.14)	—	(2.58)	(2.58)	17.89	(5.58)		27,834	1.31		1.28	(22)	(0.71)		81
R5	22.37	(0.07)	(1.05)	(1.12)	—	(2.58)	(2.58)	18.67	(5.27)		5,283	1.00		0.97	(22)	(0.37)		81
R6	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		9	0.90		0.90	(22)	(0.34)		81
Y	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		98,620	0.90		0.90	(22)	(0.33)		81

The accompanying notes are an integral part of these financial statements.

119

Hartford Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2015
A	$24.83	$(0.17)	$(1.21)	$(1.38)	$—	$(4.09)	$(4.09)	$19.36	(6.22)%		$327,509	1.34%	1.34%	(0.77)%		96%
B	20.40	(0.27)	(0.96)	(1.23)	—	(4.09)	(4.09)	15.08	(6.98)		2,531	2.30	2.13	(1.56)		96
C	20.36	(0.25)	(0.96)	(1.21)	—	(4.09)	(4.09)	15.06	(6.87)		35,455	2.04	2.04	(1.47)		96
I	25.51	(0.12)	(1.26)	(1.38)	—	(4.09)	(4.09)	20.04	(6.03)		69,569	1.11	1.11	(0.55)		96
R3	26.39	(0.23)	(1.30)	(1.53)	—	(4.09)	(4.09)	20.77	(6.46)		35,865	1.54	1.54	(0.98)		96
R4	27.21	(0.17)	(1.34)	(1.51)	—	(4.09)	(4.09)	21.61	(6.15)		41,922	1.24	1.24	(0.68)		96
R5	27.95	(0.09)	(1.40)	(1.49)	—	(4.09)	(4.09)	22.37	(5.88)		30,053	0.97	0.95	(0.35)		96
R6(9)	28.20	(0.08)	(1.34)	(1.42)	—	(4.09)	(4.09)	22.69	(5.56	)(4)	9	0.91 (5)	0.90 (5)	(0.32	)(5)	96
Y	28.27	(0.07)	(1.42)	(1.49)	—	(4.09)	(4.09)	22.69	(5.80)		279,594	0.85	0.85	(0.28)		96

For the Year Ended October 31, 2014
A	$24.58	$(0.24)	$3.26	$3.02	$—	$(2.77)	$(2.77)	$24.83	13.49%		$355,056	1.34%	1.34%	(1.01)%		92%
B	20.82	(0.36)	2.71	2.35	—	(2.77)	(2.77)	20.40	12.61		4,730	2.29	2.15	(1.80)		92
C	20.77	(0.34)	2.70	2.36	—	(2.77)	(2.77)	20.36	12.70		38,351	2.05	2.05	(1.71)		92
I	25.12	(0.19)	3.35	3.16	—	(2.77)	(2.77)	25.51	13.78		60,425	1.10	1.10	(0.77)		92
R3	26.00	(0.31)	3.47	3.16	—	(2.77)	(2.77)	26.39	13.27		60,124	1.55	1.55	(1.21)		92
R4	26.65	(0.24)	3.57	3.33	—	(2.77)	(2.77)	27.21	13.62		66,353	1.25	1.25	(0.91)		92
R5	27.23	(0.16)	3.65	3.49	—	(2.77)	(2.77)	27.95	13.95		7,585	0.97	0.95	(0.61)		92
Y	27.48	(0.14)	3.70	3.56	—	(2.77)	(2.77)	28.27	14.08		337,933	0.85	0.85	(0.51)		92

For the Year Ended October 31, 2013
A	$19.52	$(0.16)	$6.56	$6.40	$—	$(1.34)	$(1.34)	$24.58	35.44%		$320,630	1.39%	1.39%	(0.73)%		106%
B	16.87	(0.27)	5.56	5.29	—	(1.34)	(1.34)	20.82	34.34		6,062	2.35	2.15	(1.47)		106
C	16.82	(0.26)	5.55	5.29	—	(1.34)	(1.34)	20.77	34.45		38,428	2.09	2.09	(1.43)		106
I	19.87	(0.11)	6.70	6.59	—	(1.34)	(1.34)	25.12	35.79		38,749	1.14	1.14	(0.52)		106
R3	20.61	(0.20)	6.93	6.73	—	(1.34)	(1.34)	26.00	35.15		57,652	1.56	1.55	(0.88)		106
R4	21.03	(0.14)	7.10	6.96	—	(1.34)	(1.34)	26.65	35.56		67,467	1.26	1.25	(0.59)		106
R5	21.39	(0.06)	7.24	7.18	—	(1.34)	(1.34)	27.23	36.02		8,321	0.99	0.95	(0.25)		106
Y	21.56	(0.05)	7.31	7.26	—	(1.34)	(1.34)	27.48	36.12		320,003	0.86	0.86	(0.20)		106

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Includes interest expense representing less than 0.005%.
(7)	Commenced operations on February 28, 2017.
(8)	Excluding the expenses not subject to cap, the ratios would have been 1.09%, 1.98%, 1.81%, 0.79%, 1.40%, 1.10%, 0.80%, 0.70% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(9)	Commenced operations on November 7, 2014.
(10)	Excluding the expenses not subject to cap, the ratios would have been 0.79%, 1.54%, 1.54%, 0.54%, 1.09%, 0.79%, 0.49%, 0.42% and 0.42% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(11)	Commenced operations on March 31, 2015.
(12)	Excluding the expenses not subject to cap, the ratios would have been 1.02%, 1.95%, 1.76%, 0.82%, 1.35%, 1.05%, 0.75%, 0.65% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(13)	Excluding the expenses not subject to cap, the ratios would have been 1.12%, 2.04%, 1.87%, 0.91%, 1.45%, 1.15%, 0.85%, 0.75% and 0.76% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

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Hartford Domestic Equity Funds

Financial Highlights – (continued)

(14)	During the year ended October 31, 2014, the Fund incurred $415.5 million in sales of securities held associated with the transition of assets from The Hartford Growth Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.
(15)	During the year ended October 31, 2013, the Fund incurred $2.8 million in sales of securities held associated with the transition of assets from The Hartford Fundamental Growth Fund, which merged into the Fund on February 22, 2013. These sales are excluded from the portfolio turnover rate calculation.
(16)	Excluding the expenses not subject to cap, the ratios would have been 1.28%, 2.10%, 2.00%, 1.04%, 1.54%, 1.23%, 0.93% and 0.83% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(17)	Commenced operations on February 28, 2018.
(18)	Excluding the expenses not subject to cap, the ratios would have been 1.23%, 2.09%, 1.95%, 0.90%, 1.52%, 1.20%, 0.90% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(19)	During the year ended October 31, 2014, the Fund incurred $121.7 million in sales of securities held associated with the transition of assets from The Hartford Value Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.
(20)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(21)	Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 0.99%, 1.50%, 1.20%, 0.90% and 0.85% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(22)	Excluding the expenses not subject to cap, the ratios would have been 1.40%, 2.15%, 2.11%, 1.15%, 1.55%, 1.25%, 0.95%, 0.88% and 0.88% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

121

Hartford Domestic Equity Funds

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of forty-three and thirteen series, respectively, as of April 30, 2018. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”)

Hartford Core Equity Fund (the “Core Equity Fund”)

The Hartford Dividend and Growth Fund (the “Dividend and Growth Fund”)

The Hartford Equity Income Fund (the “Equity Income Fund”)

The Hartford Healthcare Fund (the “Healthcare Fund”)

The Hartford MidCap Fund (the “MidCap Fund”)

The Hartford MidCap Value Fund (the “MidCap Value Fund”)

Hartford Small Cap Core Fund (the “Small Cap Core Fund”)

The Hartford Small Company Fund (the “Small Company Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Growth Opportunities Fund (the “Growth Opportunities Fund”)

Hartford Quality Value Fund (the “Quality Value Fund”) (formerly, The Hartford Value Opportunities Fund)

The Hartford Small Cap Growth Fund (the “Small Cap Growth Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. As of April 30, 2018, Class T shares have not commenced operations. Each Fund, except the Healthcare Fund and the MidCap Value Fund, has registered for sale Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge. The Small Cap Growth Fund is closed to new investors until further notice, subject to certain exceptions. For more information please see the Fund’s prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith

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Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

under policies and procedures established by and under the supervision of the respective Company’s Board of Directors. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the respective Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange-traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the respective Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the respective Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s

123

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of each Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of each Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of each Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Hartford Capital Appreciation Fund Level 3 Holdings on April 30, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2018
Common Stock
Model	Price/Earnings	17.9x	$630,742
Model	EV/Revenue	2.71x	7,520,573
Model	EV/EBITDA	10.6x	17,382,151
Cost	Trade Price	$0.00 to $2478.61	57,997,505

Preferred Stock
Model	EV/Revenue	2.1x to 5.4x	30,745,616
Cost	Trade Price	$2.62 to $105.00	80,944,534

Convertible Preferred Stock
Cost	Trade Price	$8.27 to $51.81	72,041,316

Total			$267,262,437

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Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

The Hartford Growth Opportunities Fund Level 3 Holdings on April 30, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2018
Common Stock
Model	Price/Earnings	17.9x	$8,706,166
Model	EV/Revenue	2.71x	6,461,475
Model	EV/EBITDA	10.6x	9,428,374
Cost	Trade Price	$0.00 to $17.68	56,948,602

Preferred Stock
Model	EV/Revenue	2.1x to 5.4x	31,461,741
Cost	Trade Price	$7.18 to $51.81	114,792,899

Convertible Preferred Stock
Cost	Trade Price	$30.52	51,852,812

Total			$279,652,069

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

The Hartford Small Company Fund Level 3 Holdings on April 30, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2018
Common Stock
Model	EV/EBITDA	5.6x to 10.6x	$1,854,956
Model	EV/Revenue	2.7x	771,778
Cost	Trade Price	$4.02 to $17.52	6,158,260

Preferred Stock
Model	EV/Estimated Revenue	2.1x	2,610,835
Cost	Trade Price	$2.01 to $35.37	1,866,561

Total			$13,262,390

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

125

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2018.

126

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2018, Quality Value Fund had used Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2018, Small Cap Core Fund had used Futures Contracts.

c)	Additional Derivative Instrument Information:

Quality Value Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$150,252	$—	$—	$—	$—	$150,252

Total	$—	$150,252	$—	$—	$—	$—	$150,252

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(134,557)	$—	$—	$—	$—	$(134,557)

Total	$—	$(134,557)	$—	$—	$—	$—	$(134,557)

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Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Quality Value Fund – (continued)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$4,546,332
Foreign Currency Contracts Sold at Contract Amount	$4,696,585

Small Cap Core Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$8,340	$—	$—	$8,340

Total	$—	$—	$—	$8,340	$—	$—	$8,340

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(8,340)	$—	$—	$(8,340)

Total	$—	$—	$—	$(8,340)	$—	$—	$(8,340)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	25

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

d)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

128

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

The following table presents the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2018:

Small Cap Core Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(8,340)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(8,340)

Derivatives not subject to a MNA	—	8,340

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

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6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2017 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Perpetual Short-Term Capital Loss Carryforward	Perpetual Long-Term Capital Loss Carryforward
Small Company Fund	$7,560,274	$—

The Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Quality Value Fund, Small Cap Core Fund and Small Cap Growth Fund had no capital loss carryforward for U.S. federal income tax purposes as of October 31, 2017.

During the year ended October 31, 2017, the Capital Appreciation Fund, Small Cap Core Fund and Small Company Fund utilized prior year capital loss carryforwards of $44,493,491, $7,724,217 and $47,373,579, respectively.

Under the current tax law, net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes, often referred to as Late-Year Ordinary Losses. At October 31, 2017, the following Funds elected to defer Late-Year Ordinary Losses:

Fund	Amount
Small Company Fund	$ 3,413,489

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2018 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Capital Appreciation Fund	$7,309,651,345	$673,034,565	$(241,164,221)	$431,870,344
Core Equity Fund	2,734,461,967	625,892,281	(55,602,417)	570,289,864
Dividend and Growth Fund	6,192,963,026	2,172,310,994	(90,333,322)	2,081,977,672
Equity Income Fund	3,410,396,519	939,488,139	(102,647,310)	836,840,829
Growth Opportunities Fund	4,338,809,158	676,173,697	(121,159,177)	555,014,520
Healthcare Fund	1,244,448,511	294,535,268	(109,822,620)	184,712,648
MidCap Fund	9,182,788,356	2,672,958,015	(196,043,574)	2,476,914,441
MidCap Value Fund	642,239,223	98,522,693	(35,432,480)	63,090,213
Quality Value Fund	292,138,304	18,423,541	(10,098,028)	8,325,513
Small Cap Core Fund	99,019,835	18,916,883	(4,524,004)	14,392,879
Small Cap Growth Fund	1,067,189,243	254,745,996	(47,044,940)	207,701,056
Small Company Fund	426,844,761	91,948,695	(13,431,207)	78,517,488

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7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion

Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion

Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

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April 30, 2018 (Unaudited)

Fund	Management Fee Rates
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Quality Value Fund	0.5500% on first $250 million and;
0.4500% on next $250 million and;
0.3500% on next $500 billion and;
0.3300% on next $4 billion and;
0.3250% on next $5 billion and;
0.3225% over $10 billion

Small Cap Core Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Prior to November 1, 2017, the Quality Value Fund paid the following rates to HFMC for investment management services rendered:

Quality Value Fund	0.7000% on first $500 million and;
0.6000% on next $500 million and;
0.5900% on next $1.5 billion and;
0.5850% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5750% on over $10 billion

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April 30, 2018 (Unaudited)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Capital Appreciation Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Core Equity Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Dividend and Growth Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Equity Income Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Growth Opportunities Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Healthcare Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

MidCap Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

MidCap Value Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Quality Value Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Cap Core Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Cap Growth Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Company Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

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April 30, 2018 (Unaudited)

c)	Operating Expenses – Allocable expenses incurred by a Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2018, HFMC contractually limited the total operating expenses of each of the following Funds (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2019 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Quality Value Fund	1.05%	1.80%	0.79%	1.35%	1.05%	0.75%	0.65%	0.70%	0.65%
Small Cap Core Fund	1.30%	2.05%	1.05%	1.50%	1.20%	0.90%	0.85%	0.85%	0.85%
Small Company Fund	1.40%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.90%	0.90%

From November 1, 2017 through February 28, 2018, HFMC contractually limited the total operating expenses of each of the following Funds, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.29%	NA	1.04%	1.40%	1.10%	0.80%	0.75%	NA	0.75%
Core Equity Fund	0.79%	1.54%	0.54%	1.09%	0.79%	0.49%	0.45%	0.49%	0.45%
Dividend and Growth Fund	1.25%	NA	1.00%	1.35%	1.05%	0.75%	0.70%	NA	0.70%
Equity Income Fund	1.25%	2.00%	1.00%	1.50%	1.20%	0.90%	0.85%	0.85%	0.85%
Growth Opportunities Fund	1.36%	2.11%	1.11%	1.45%	1.15%	0.85%	0.85%	0.85%	0.85%
Healthcare Fund	1.60%	2.35%	1.35%	1.65%	1.35%	1.05%	NA	1.00%	0.95%
MidCap Fund	1.37%	NA	0.87%	1.50%	1.20%	0.90%	0.85%	NA	0.85%
MidCap Value Fund	1.35%	2.10%	1.10%	1.55%	1.25%	0.95%	NA	0.90%	0.85%
Small Cap Growth Fund	1.40%	2.15%	1.15%	1.60%	1.30%	1.00%	0.95%	0.95%	0.95%

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2018, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.08%	1.82%	0.80%	1.41%	1.10%	0.80%	0.71%	0.72%	0.71%
Core Equity Fund	0.75%	1.49%	0.47%	1.09%	0.77%	0.49%	0.39%	0.42%	0.39%
Dividend and Growth Fund	0.99%	1.75%	0.73%	1.35%	1.04%	0.74%	0.64%	0.68%	0.64%
Equity Income Fund	1.00%	1.75%	0.74%	1.36%	1.06%	0.76%	0.66%	0.70%	0.65%
Growth Opportunities Fund	1.12%	1.86%	0.84%	1.45%	1.15%	0.85%	0.75%	0.78%	0.75%
Healthcare Fund	1.29%	2.03%	1.00%	1.61%	1.31%	1.02%	—	0.91%	0.90%
MidCap Fund	1.10%	1.85%	0.82%	1.46%	1.14%	0.85%	0.74%	0.77%	0.74%
MidCap Value Fund	1.22%	1.97%	0.89%	1.52%	1.21%	0.90%	—	0.86%	0.80%
Quality Value Fund	1.05%	1.80%	0.73%	1.34%	1.05%	0.75%	0.63%	0.69%	0.63%
Small Cap Core Fund	1.30%	2.05%	0.96%	1.46%	1.20%	0.90%	0.85%	0.85%	0.85%
Small Cap Growth Fund	1.22%	1.89%	0.82%	1.46%	1.15%	0.85%	0.75%	0.78%	0.75%
Small Company Fund	1.34%	2.11%	1.07%	1.55%	1.25%	0.95%	0.90%	0.90%	0.90%

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2018, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$954,223	$9,774
Core Equity Fund	598,975	12,010
Dividend and Growth Fund	1,500,029	13,072
Equity Income Fund	869,640	12,143

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April 30, 2018 (Unaudited)

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Growth Opportunities Fund	$1,069,885	$20,354
Healthcare Fund	391,500	7,672
MidCap Fund	2,160,750	45,319
MidCap Value Fund	270,212	1,970
Quality Value Fund	35,520	737
Small Cap Core Fund	27,185	188
Small Cap Growth Fund	35,282	124
Small Company Fund	212,196	1,482

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2018, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$13,373
Core Equity Fund	5,447
Dividend and Growth Fund	13,934
Equity Income Fund	7,189
Growth Opportunities Fund	7,924
Healthcare Fund	2,443
MidCap Fund	18,054
MidCap Value Fund	1,150
Quality Value Fund	467
Small Cap Core Fund	227
Small Cap Growth Fund	2,143
Small Company Fund	809

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund or (ii) a Specified Amount (as defined below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other

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April 30, 2018 (Unaudited)

designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%*
Class Y	0.06%
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class R6	0.004%**
Class F	0.004%**

*	For the period March 1, 2018 through February 28, 2019, the Specified Amount for the MidCap Fund Class I is equal to 0.12% of average daily net assets.
**	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class F and Class R6 was equal to 0.00% of average daily net assets.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	0.12%	0.11%	0.10%	0.02%	0.01%	0.00%	0.00%	0.02%	0.00%
Core Equity Fund	0.11%	0.10%	0.08%	0.01%	0.00%	0.00%	0.00%	0.03%	0.00%
Dividend and Growth Fund	0.11%	0.12%	0.09%	0.01%	0.00%	0.00%	0.00%	0.04%	0.00%
Equity Income Fund	0.09%	0.09%	0.08%	0.01%	0.00%	0.00%	0.00%	0.05%	0.00%
Growth Opportunities Fund	0.13%	0.11%	0.09%	0.01%	0.00%	0.01%	0.00%	0.03%	0.00%
Healthcare Fund	0.14%	0.13%	0.10%	0.01%	0.00%	0.02%	—	0.01%	0.00%
MidCap Fund	0.11%	0.11%	0.08%	0.02%	0.01%	0.00%	0.00%	0.03%	0.00%
MidCap Value Fund	0.17%	0.18%	0.10%	0.02%	0.01%	0.01%	—	0.06%	0.00%
Quality Value Fund	0.20%	0.19%	0.09%	0.02%	0.01%	0.02%	0.00%	0.05%	0.00%
Small Cap Core Fund	0.21%	0.23%	0.11%	0.02%	0.02%	0.02%	0.00%	0.06%	0.00%
Small Cap Growth Fund	0.23%	0.14%	0.07%	0.02%	0.00%	0.00%	0.00%	0.03%	0.00%
Small Company Fund	0.19%	0.22%	0.17%	0.02%	0.01%	0.02%	0.00%	0.00%	0.00%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1⁄3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the

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Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At April 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral
Capital Appreciation Fund	$102,187,103	$106,065,046	$—
Growth Opportunities Fund	153,188,314	157,522,242	—
Healthcare Fund	17,831,846	18,393,023	—
MidCap Fund	100,197,798	102,619,216	—
MidCap Value Fund	7,253,876	7,449,659	—
Quality Value Fund	1,240,272	1,270,200	—
Small Cap Core Fund	1,646,231	1,683,649	—
Small Cap Growth Fund	24,209,150	24,906,686	—
Small Company Fund	8,448,526	8,677,429	—

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018.

Capital Appreciation Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$106,065,046	$—	$—	$—	$106,065,046

Total Borrowings	$106,065,046	$—	$—	$—	$106,065,046

Gross amount of recognized liabilities for securities lending transactions					$106,065,046

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Growth Opportunities Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$157,522,242	$—	$—	$—	$157,522,242

Total Borrowings	$157,522,242	$—	$—	$—	$157,522,242

Gross amount of recognized liabilities for securities lending transactions					$157,522,242

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

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Healthcare Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$18,393,023	$—	$—	$—	$18,393,023

Total Borrowings	$18,393,023	$—	$—	$—	$18,393,023

Gross amount of recognized liabilities for securities lending transactions					$18,393,023

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

MidCap Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$102,619,216	$—	$—	$—	$102,619,216

Total Borrowings	$102,619,216	$—	$—	$—	$102,619,216

Gross amount of recognized liabilities for securities lending transactions					$102,619,216

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

MidCap Value Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,449,659	$—	$—	$—	$7,449,659

Total Borrowings	$7,449,659	$—	$—	$—	$7,449,659

Gross amount of recognized liabilities for securities lending transactions					$7,449,659

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continous” column as the securities are typically callable on demand.

Quality Value Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,270,200	$—	$—	$—	$1,270,200

Total Borrowings	$1,270,200	$—	$—	$—	$1,270,200

Gross amount of recognized liabilities for securities lending transactions					$1,270,200

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

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Small Cap Core Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,683,649	$—	$—	$—	$1,683,649

Total Borrowings	$1,683,649	$—	$—	$—	$1,683,649

Gross amount of recognized liabilities for securities lending transactions					$1,683,649

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Cap Growth Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$19,232,823	$—	$—	$—	$19,232,823

Exchange-Traded Funds	5,673,863	—	—	—	5,673,863

Total	$ 24,906,686	$ —	$ —	$ —	$24,906,686

Total Borrowings	$24,906,686	$—	$—	$—	$24,906,686

Gross amount of recognized liabilities for securities lending transactions					$24,906,686

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Small Company Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$8,677,429	$—	$—	$—	$8,677,429

Total Borrowings	$8,677,429	$—	$—	$—	$8,677,429

Gross amount of recognized liabilities for securities lending transactions					$8,677,429

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

9.	Affiliate Holdings:

As of April 30, 2018, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class R6		Class Y	Class F
Capital Appreciation Fund	—	—	—	—	—	—		—		—	—
Core Equity Fund	—	—	—	—	—	—		—		—	—
Dividend and Growth Fund	—	—	—	—	—	—		—		—	—
Equity Income Fund	—	—	—	—	—	—		—		—	—
Growth Opportunities Fund	—	—	—	—	—	—		—		—	—
Healthcare Fund	—	—	—	—	—	—		—		—	—
MidCap Fund	—	—	—	—	—	—		—		—	—
MidCap Value Fund	—	—	—	—	—	—		—		—	—
Quality Value Fund	—	—	—	—	—	—		100%		—	—
Small Cap Core Fund	—	—	—	—	—	30%		100%		—	—
Small Cap Growth Fund	—	—	—	—	—	—		—		—	—
Small Company Fund	—	—	—	—	—	—		—		—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5		Class R6		Class Y	Class F
Capital Appreciation Fund	—	—	—	—	—	—		—		—	—
Core Equity Fund	—	—	—	—	—	—		—		—	—
Dividend and Growth Fund	—	—	—	—	—	—		—		—	—
Equity Income Fund	—	—	—	—	—	—		—		—	—
Growth Opportunities Fund	—	—	—	—	—	—		—		—	—
Healthcare Fund	—	—	—	—	—	—		—		—	—
MidCap Fund	—	—	—	—	—	—		—		—	—
MidCap Value Fund	—	—	—	—	—	—		—		—	—
Quality Value Fund	—	—	—	—	—	—		—	%*	—	—
Small Cap Core Fund	—	—	—	—	—	—	%*	—	%*	—	—
Small Cap Growth Fund	—	—	—	—	—	—		—		—	—
Small Company Fund	—	—	—	—	—	—		—		—	—

*	Percentage rounds to zero.

As of April 30, 2018, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
Capital Appreciation Fund	7%
Core Equity Fund	10%
Dividend and Growth Fund	11%
Equity Income Fund	7%
Growth Opportunities Fund	2%
MidCap Fund	2%
MidCap Value Fund	7%
Quality Value Fund	25%
Small Cap Core Fund	42%
Small Cap Growth Fund	3%
Small Company Fund	2%

*	As of April 30, 2018 affiliated funds of funds invest in Class F shares.

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April 30, 2018 (Unaudited)

10.	Investment Transactions:

For the six-month period ended April 30, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Capital Appreciation Fund	$4,813,755,316	$5,583,387,675
Core Equity Fund	436,344,030	508,149,690
Dividend and Growth Fund	1,322,260,482	1,586,982,783
Equity Income Fund	574,637,784	584,890,694
Growth Opportunities Fund	2,957,121,913	3,238,215,503
Healthcare Fund	190,167,181	298,181,343
MidCap Fund	2,600,781,961	2,180,484,941
MidCap Value Fund	176,618,125	158,723,852
Quality Value Fund	263,504,144	207,812,041
Small Cap Core Fund	48,300,184	94,924,889
Small Cap Growth Fund	336,192,001	465,822,039
Small Company Fund	217,687,945	248,280,065

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Capital Appreciation Fund	$—	$—
Core Equity Fund	—	—
Dividend and Growth Fund	—	—
Equity Income Fund	—	—
Growth Opportunities Fund	—	—
Healthcare Fund	—	—
MidCap Fund	—	—
MidCap Value Fund	—	—
Quality Value Fund	—	—
Small Cap Core Fund	—	—
Small Cap Growth Fund	—	—
Small Company Fund	—	—

Fund	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$4,813,755,316	$5,583,387,675
Core Equity Fund	436,344,030	508,149,690
Dividend and Growth Fund	1,322,260,482	1,586,982,783
Equity Income Fund	574,637,784	584,890,694
Growth Opportunities Fund	2,957,121,913	3,238,215,503
Healthcare Fund	190,167,181	298,181,343
MidCap Fund	2,600,781,961	2,180,484,941
MidCap Value Fund	176,618,125	158,723,852
Quality Value Fund	263,504,144	207,812,041
Small Cap Core Fund	48,300,184	94,924,889
Small Cap Growth Fund	336,192,001	465,822,039
Small Company Fund	217,687,945	248,280,065

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Notes to Financial Statements – (continued)

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11.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2018, and the year ended October 31, 2017:

Capital Appreciation Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,599,563	$62,107,404	5,164,744	$199,564,635
Shares Issued for Reinvested Dividends	15,585,313	588,453,244	507,266	18,099,252
Shares Redeemed	(11,263,709)	(441,888,445)	(29,369,647)	(1,122,236,727)
Shares converted (from) Class B into Class A	—	—	282,295	10,753,786

Net Increase (Decrease)	5,921,167	208,672,203	(23,415,342)	(893,819,054)

Class B(1)
Shares Sold	—	$—	2,300	$65,083
Shares Redeemed	—	—	(1,795,155)	(54,270,939)
Shares converted (from) Class B into Class A	—	—	(357,168)	(10,753,786)

Net Increase (Decrease)	—	—	(2,150,023)	(64,959,642)

Class C
Shares Sold	705,653	$21,365,935	908,134	$28,017,263
Shares Issued for Reinvested Dividends	6,297,825	184,217,448	—	—
Shares Redeemed	(5,161,052)	(159,172,588)	(15,083,624)	(466,301,561)

Net Increase (Decrease)	1,842,426	46,410,795	(14,175,490)	(438,284,298)

Class I
Shares Sold	1,838,005	$72,062,444	9,308,674	$354,461,267
Shares Issued for Reinvested Dividends	2,472,959	93,848,576	153,309	5,480,799
Shares Redeemed	(4,254,589)	(166,324,121)	(24,689,916)	(969,853,607)

Net Increase (Decrease)	56,375	(413,101)	(15,227,933)	(609,911,541)

Class R3
Shares Sold	76,123	$3,273,156	188,350	$7,888,682
Shares Issued for Reinvested Dividends	206,300	8,536,924	903	35,017
Shares Redeemed	(289,207)	(12,473,381)	(1,301,876)	(55,969,755)

Net Increase (Decrease)	(6,784)	(663,301)	(1,112,623)	(48,046,056)

Class R4
Shares Sold	90,822	$3,982,306	182,457	$7,838,732
Shares Issued for Reinvested Dividends	187,519	8,012,830	3,902	155,319
Shares Redeemed	(512,345)	(22,362,895)	(1,209,564)	(52,802,020)

Net Increase (Decrease)	(234,004)	(10,367,759)	(1,023,205)	(44,807,969)

Class R5
Shares Sold	48,133	$2,125,214	88,767	$3,891,401
Shares Issued for Reinvested Dividends	108,386	4,727,927	7,344	296,900
Shares Redeemed	(141,746)	(6,401,036)	(408,257)	(18,431,296)

Net Increase (Decrease)	14,773	452,105	(312,146)	(14,242,995)

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April 30, 2018 (Unaudited)

Capital Appreciation Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	63,217	$2,863,195	172,552	$7,637,461
Shares Issued for Reinvested Dividends	192,898	8,465,656	10,361	420,762
Shares Redeemed	(90,446)	(4,091,097)	(174,485)	(7,600,286)

Net Increase (Decrease)	165,669	7,237,754	8,428	457,937

Class Y
Shares Sold	204,738	$9,170,532	616,188	$27,346,222
Shares Issued for Reinvested Dividends	477,638	20,953,067	163,226	6,628,619
Shares Redeemed	(541,265)	(24,622,576)	(20,784,055)	(900,206,015)

Net Increase (Decrease)	141,111	5,501,023	(20,004,641)	(866,231,174)

Class F(2)
Shares Sold	956,186	$37,795,801	29,236,396	$1,151,502,668
Shares Issued for Reinvested Dividends	2,834,969	107,657,480	—	—
Shares Redeemed	(3,501,626)	(138,442,966)	(2,991,743)	(121,863,993)

Net Increase (Decrease)	289,529	7,010,315	26,244,653	1,029,638,675

Total Net Increase (Decrease)	8,190,262	$263,840,034	(51,168,322)	$(1,950,206,117)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

Core Equity Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,669,521	$49,263,203	6,877,120	$177,410,250
Shares Issued for Reinvested Dividends	734,490	21,375,055	349,387	8,648,822
Shares Redeemed	(2,983,067)	(87,554,762)	(14,587,496)	(377,270,813)
Shares converted (from) Class B into Class A	—	—	11,129	288,606

Net Increase (Decrease)	(579,056)	(16,916,504)	(7,349,860)	(190,923,135)

Class B(1)
Shares Sold	—	$—	1,681	$38,519
Shares Issued for Reinvested Dividends	—	—	246	5,618
Shares Redeemed	—	—	(24,689)	(590,151)
Shares converted (from) Class B into Class A	—	—	(12,082)	(288,606)

Net Increase (Decrease)	—	—	(34,844)	(834,620)

Class C
Shares Sold	877,364	$23,674,240	3,092,901	$73,214,800
Shares Issued for Reinvested Dividends	350,318	9,320,524	111,839	2,548,878
Shares Redeemed	(1,442,452)	(38,915,053)	(3,900,683)	(94,369,709)

Net Increase (Decrease)	(214,770)	(5,920,289)	(695,943)	(18,606,031)

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April 30, 2018 (Unaudited)

Core Equity Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares Sold	5,929,536	$175,343,415	24,471,971	$634,386,720
Shares Issued for Reinvested Dividends	1,162,130	33,875,872	466,285	11,551,575
Shares Redeemed	(6,523,805)	(193,360,835)	(21,911,918)	(582,031,354)

Net Increase (Decrease)	567,861	15,858,452	3,026,338	63,906,941

Class R3
Shares Sold	116,397	$3,459,605	687,599	$17,930,343
Shares Issued for Reinvested Dividends	40,039	1,179,523	17,369	435,797
Shares Redeemed	(294,542)	(8,723,831)	(703,290)	(19,052,243)

Net Increase (Decrease)	(138,106)	(4,084,703)	1,678	(686,103)

Class R4
Shares Sold	346,872	$10,497,567	2,308,019	$61,308,610
Shares Issued for Reinvested Dividends	181,518	5,432,028	72,386	1,842,045
Shares Redeemed	(1,051,328)	(31,735,352)	(2,381,438)	(64,035,846)

Net Increase (Decrease)	(522,938)	(15,805,757)	(1,033)	(885,191)

Class R5
Shares Sold	1,089,814	$32,077,899	4,555,617	$121,521,470
Shares Issued for Reinvested Dividends	221,366	6,500,244	76,727	1,914,623
Shares Redeemed	(1,668,164)	(49,527,758)	(3,012,271)	(80,384,422)

Net Increase (Decrease)	(356,984)	(10,949,615)	1,620,073	43,051,671

Class R6
Shares Sold	974,695	$29,254,729	3,299,315	$88,189,693
Shares Issued for Reinvested Dividends	145,967	4,302,198	19,786	495,139
Shares Redeemed	(399,703)	(11,946,595)	(547,508)	(14,602,257)

Net Increase (Decrease)	720,959	21,610,332	2,771,593	74,082,575

Class Y
Shares Sold	1,630,908	$48,365,942	6,810,460	$178,822,552
Shares Issued for Reinvested Dividends	189,251	5,580,138	183,198	4,587,881
Shares Redeemed	(680,442)	(20,269,475)	(13,499,651)	(354,549,899)

Net Increase (Decrease)	1,139,717	33,676,605	(6,505,993)	(171,139,466)

Class F(2)
Shares Sold	1,987,555	$58,563,899	23,060,446	$616,539,970
Shares Issued for Reinvested Dividends	773,606	22,560,533	—	—
Shares Redeemed	(2,124,813)	(62,747,318)	(2,624,299)	(72,276,638)

Net Increase (Decrease)	636,348	18,377,114	20,436,147	544,263,332

Total Net Increase (Decrease)	1,253,031	$35,845,635	13,268,156	$342,229,973

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Dividend and Growth Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,967,225	$77,781,451	9,406,473	$239,603,744
Shares Issued for Reinvested Dividends	14,145,199	365,010,417	6,609,069	165,504,244
Shares Redeemed	(13,133,301)	(345,632,673)	(33,457,545)	(853,350,313)
Shares converted (from) Class B into Class A	—	—	156,717	3,986,328

Net Increase (Decrease)	3,979,123	97,159,195	(17,285,286)	(444,255,997)

Class B(1)
Shares Sold	—	$—	6,611	$160,158
Shares Issued for Reinvested Dividends	—	—	26,339	640,073
Shares Redeemed	—	—	(728,752)	(18,177,973)
Shares converted (from) Class B into Class A	—	—	(159,746)	(3,986,328)

Net Increase (Decrease)	—	—	(855,548)	(21,364,070)

Class C
Shares Sold	558,732	$14,141,908	1,526,866	$37,758,000
Shares Issued for Reinvested Dividends	1,793,706	44,707,174	733,319	17,721,103
Shares Redeemed	(1,954,871)	(49,483,819)	(4,560,902)	(113,200,797)

Net Increase (Decrease)	397,567	9,365,263	(2,300,717)	(57,721,694)

Class I
Shares Sold	3,883,729	$101,409,125	22,711,325	$575,025,744
Shares Issued for Reinvested Dividends	2,994,342	76,912,095	3,509,936	87,344,338
Shares Redeemed	(3,500,702)	(91,457,186)	(73,965,598)	(1,916,415,484)

Net Increase (Decrease)	3,377,369	86,864,034	(47,744,337)	(1,254,045,402)

Class R3
Shares Sold	268,440	$7,263,969	476,879	$12,365,032
Shares Issued for Reinvested Dividends	293,213	7,662,830	129,613	3,274,287
Shares Redeemed	(390,963)	(10,393,404)	(1,171,747)	(30,225,539)

Net Increase (Decrease)	170,690	4,533,395	(565,255)	(14,586,220)

Class R4
Shares Sold	514,280	$13,717,113	1,048,989	$27,157,243
Shares Issued for Reinvested Dividends	406,318	10,688,180	189,657	4,832,188
Shares Redeemed	(825,573)	(22,235,975)	(1,859,423)	(48,565,965)

Net Increase (Decrease)	95,025	2,169,318	(620,777)	(16,576,534)

Class R5
Shares Sold	1,315,569	$35,158,960	1,670,231	$43,601,599
Shares Issued for Reinvested Dividends	178,362	4,712,157	74,807	1,917,718
Shares Redeemed	(912,837)	(24,638,098)	(1,371,926)	(35,926,493)

Net Increase (Decrease)	581,094	15,233,019	373,112	9,592,824

Class R6
Shares Sold	1,479,022	$40,236,777	308,471	$8,275,471
Shares Issued for Reinvested Dividends	62,045	1,633,436	7,374	190,644
Shares Redeemed	(270,056)	(7,009,247)	(48,898)	(1,292,812)

Net Increase (Decrease)	1,271,011	34,860,966	266,947	7,173,303

145

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Dividend and Growth Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	4,202,498	$112,389,518	5,294,644	$137,592,186
Shares Issued for Reinvested Dividends	2,323,650	61,409,347	2,550,115	64,996,504
Shares Redeemed	(2,547,617)	(69,873,060)	(47,201,188)	(1,219,161,737)

Net Increase (Decrease)	3,978,531	103,925,805	(39,356,429)	(1,016,573,047)

Class F(2)
Shares Sold	6,754,063	$176,462,243	101,125,809	$2,608,518,662
Shares Issued for Reinvested Dividends	10,554,964	270,976,244	538,488	14,226,973
Shares Redeemed	(8,735,976)	(230,080,223)	(7,589,523)	(200,677,712)

Net Increase (Decrease)	8,573,051	217,358,264	94,074,774	2,422,067,923

Total Net Increase (Decrease)	22,423,461	$571,469,259	(14,013,516)	$(386,288,914)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

Equity Income Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,460,820	$50,082,201	8,403,580	$161,195,307
Shares Issued for Reinvested Dividends	4,771,338	96,609,750	4,285,070	80,818,246
Shares Redeemed	(9,119,610)	(186,205,785)	(24,327,550)	(467,454,825)
Shares converted (from) Class B into Class A	—	—	21,985	423,077

Net Increase (Decrease)	(1,887,452)	(39,513,834)	(11,616,915)	(225,018,195)

Class B(1)
Shares Sold	—	$—	5,337	$100,412
Shares Issued for Reinvested Dividends	—	—	13,448	251,332
Shares Redeemed	—	—	(381,867)	(7,338,943)
Shares converted (from) Class B into Class A	—	—	(21,949)	(423,077)

Net Increase (Decrease)	—	—	(385,031)	(7,410,276)

Class C
Shares Sold	991,590	$20,125,678	2,808,623	$53,538,119
Shares Issued for Reinvested Dividends	1,152,451	23,223,864	932,758	17,411,255
Shares Redeemed	(2,518,754)	(50,829,438)	(7,190,047)	(138,047,727)

Net Increase (Decrease)	(374,713)	(7,479,896)	(3,448,666)	(67,098,353)

Class I
Shares Sold	9,106,723	$183,877,767	31,250,865	$595,058,009
Shares Issued for Reinvested Dividends	3,127,060	62,949,880	2,808,344	52,835,318
Shares Redeemed	(7,062,253)	(142,588,248)	(33,964,623)	(659,327,896)

Net Increase (Decrease)	5,171,530	104,239,399	94,586	(11,434,569)

146

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Equity Income Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	165,984	$3,352,266	531,088	$10,210,060
Shares Issued for Reinvested Dividends	152,007	3,082,264	132,731	2,499,715
Shares Redeemed	(484,118)	(9,896,685)	(930,203)	(17,912,523)

Net Increase (Decrease)	(166,127)	(3,462,155)	(266,384)	(5,202,748)

Class R4
Shares Sold	402,648	$8,199,731	964,266	$18,489,393
Shares Issued for Reinvested Dividends	182,629	3,707,158	164,717	3,115,559
Shares Redeemed	(526,395)	(10,747,686)	(1,539,631)	(30,095,419)

Net Increase (Decrease)	58,882	1,159,203	(410,648)	(8,490,467)

Class R5
Shares Sold	643,511	$13,365,138	1,701,067	$32,866,093
Shares Issued for Reinvested Dividends	206,071	4,201,987	167,094	3,180,486
Shares Redeemed	(591,197)	(12,132,924)	(1,479,877)	(28,637,778)

Net Increase (Decrease)	258,385	5,434,201	388,284	7,408,801

Class R6
Shares Sold	388,305	$7,964,211	715,110	$13,915,010
Shares Issued for Reinvested Dividends	92,440	1,888,709	48,750	935,399
Shares Redeemed	(166,737)	(3,437,512)	(160,586)	(3,114,915)

Net Increase (Decrease)	314,008	6,415,408	603,274	11,735,494

Class Y
Shares Sold	1,181,718	$24,339,638	3,778,525	$73,177,367
Shares Issued for Reinvested Dividends	412,467	8,438,436	927,390	17,574,208
Shares Redeemed	(1,479,435)	(30,658,644)	(19,204,433)	(370,857,274)

Net Increase (Decrease)	114,750	2,119,430	(14,498,518)	(280,105,699)

Class F(2)
Shares Sold	6,358,094	$128,745,246	36,866,158	$717,901,361
Shares Issued for Reinvested Dividends	2,142,770	43,120,043	219,018	4,367,703
Shares Redeemed	(2,947,023)	(59,821,548)	(4,234,308)	(84,664,754)

Net Increase (Decrease)	5,553,841	112,043,741	32,850,868	637,604,310

Total Net Increase (Decrease)	9,043,104	$180,955,497	3,310,850	$51,988,298

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

147

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Growth Opportunities Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,621,857	$73,021,513	3,786,546	$152,275,039
Shares Issued for Reinvested Dividends	3,585,115	153,658,052	1,678,214	60,969,478
Shares Redeemed	(3,448,736)	(155,215,241)	(10,464,860)	(415,353,408)
Shares converted (from) Class B into Class A	—	—	39,130	1,549,917

Net Increase (Decrease)	1,758,236	71,464,324	(4,960,970)	(200,558,974)

Class B(1)
Shares Sold	—	$—	2,876	$74,624
Shares Issued for Reinvested Dividends	—	—	7,857	191,007
Shares Redeemed	—	—	(117,588)	(3,098,656)
Shares converted (from) Class B into Class A	—	—	(58,564)	(1,549,917)

Net Increase (Decrease)	—	—	(165,419)	(4,382,942)

Class C
Shares Sold	943,488	$27,234,460	1,902,689	$51,671,101
Shares Issued for Reinvested Dividends	1,594,478	44,007,584	707,455	17,438,762
Shares Redeemed	(1,787,469)	(52,292,901)	(5,516,994)	(149,100,056)

Net Increase (Decrease)	750,497	18,949,143	(2,906,850)	(79,990,193)

Class I
Shares Sold	3,806,135	$178,597,794	15,194,160	$627,027,761
Shares Issued for Reinvested Dividends	2,290,426	102,404,963	1,326,210	49,984,840
Shares Redeemed	(4,644,709)	(217,915,698)	(28,586,698)	(1,203,380,014)

Net Increase (Decrease)	1,451,852	63,087,059	(12,066,328)	(526,367,413)

Class R3
Shares Sold	129,925	$5,874,263	320,461	$12,874,925
Shares Issued for Reinvested Dividends	87,601	3,772,966	42,995	1,574,477
Shares Redeemed	(191,445)	(8,658,934)	(575,554)	(23,442,500)

Net Increase (Decrease)	26,081	988,295	(212,098)	(8,993,098)

Class R4
Shares Sold	108,382	$5,126,051	385,791	$16,187,830
Shares Issued for Reinvested Dividends	129,500	5,853,389	59,832	2,283,784
Shares Redeemed	(226,843)	(10,862,880)	(596,058)	(24,627,911)

Net Increase (Decrease)	11,039	116,560	(150,435)	(6,156,297)

Class R5
Shares Sold	81,486	$4,031,093	201,223	$8,781,745
Shares Issued for Reinvested Dividends	27,599	1,298,270	7,360	290,570
Shares Redeemed	(34,153)	(1,698,400)	(242,717)	(9,955,430)

Net Increase (Decrease)	74,932	3,630,963	(34,134)	(883,115)

Class R6
Shares Sold	34,465	$1,743,552	87,020	$3,950,813
Shares Issued for Reinvested Dividends	8,512	405,519	1,106	44,153
Shares Redeemed	(10,687)	(536,163)	(21,525)	(990,377)

Net Increase (Decrease)	32,290	1,612,908	66,601	3,004,589

148

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Growth Opportunities Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	244,418	$12,203,608	1,117,085	$47,820,329
Shares Issued for Reinvested Dividends	163,706	7,802,221	199,509	7,966,405
Shares Redeemed	(200,440)	(10,054,341)	(4,865,340)	(209,753,919)

Net Increase (Decrease)	207,684	9,951,488	(3,548,746)	(153,967,185)

Class F(2)
Shares Sold	1,176,118	$55,433,685	13,955,194	$610,317,522
Shares Issued for Reinvested Dividends	1,101,002	49,269,862	—	—
Shares Redeemed	(2,393,027)	(113,026,196)	(1,112,423)	(50,339,486)

Net Increase (Decrease)	(115,907)	(8,322,649)	12,842,771	559,978,036

Total Net Increase (Decrease)	4,196,704	$161,478,091	(11,135,608)	$(418,316,592)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

Healthcare Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	732,965	$25,471,251	3,074,854	$100,887,347
Shares Issued for Reinvested Dividends	1,019,295	34,248,296	2,347,488	68,382,316
Shares Redeemed	(2,662,605)	(92,185,056)	(9,393,281)	(307,692,504)
Shares converted (from) Class B into Class A	—	—	24,466	796,183

Net Increase (Decrease)	(910,345)	(32,465,509)	(3,946,473)	(137,626,658)

Class B(1)
Shares Sold	—	$—	1,129	$29,236
Shares Issued for Reinvested Dividends	—	—	8,049	194,533
Shares Redeemed	—	—	(58,076)	(1,579,703)
Shares converted (from) Class B into Class A	—	—	(29,513)	(796,183)

Net Increase (Decrease)	—	—	(78,411)	(2,152,117)

Class C
Shares Sold	269,519	$7,629,692	1,050,428	$28,789,815
Shares Issued for Reinvested Dividends	515,465	14,185,595	1,069,525	25,989,463
Shares Redeemed	(1,086,145)	(30,851,084)	(3,373,379)	(91,836,342)

Net Increase (Decrease)	(301,161)	(9,035,797)	(1,253,426)	(37,057,064)

Class I
Shares Sold	1,265,033	$45,935,825	5,543,576	$194,876,518
Shares Issued for Reinvested Dividends	437,685	15,410,891	575,267	17,470,853
Shares Redeemed	(1,704,752)	(61,720,773)	(3,570,688)	(120,202,602)

Net Increase (Decrease)	(2,034)	(374,057)	2,548,155	92,144,769

149

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Healthcare Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	98,096	$3,488,390	329,683	$11,316,377
Shares Issued for Reinvested Dividends	61,276	2,120,778	131,335	3,947,936
Shares Redeemed	(277,598)	(9,929,955)	(568,086)	(19,214,710)

Net Increase (Decrease)	(118,226)	(4,320,787)	(107,068)	(3,950,397)

Class R4
Shares Sold	158,647	$5,953,999	350,340	$12,572,614
Shares Issued for Reinvested Dividends	41,923	1,520,963	101,102	3,168,538
Shares Redeemed	(238,202)	(8,895,499)	(649,864)	(22,817,530)

Net Increase (Decrease)	(37,632)	(1,420,537)	(198,422)	(7,076,378)

Class R5
Shares Sold	21,689	$845,943	86,704	$3,274,565
Shares Issued for Reinvested Dividends	6,075	229,927	9,563	311,079
Shares Redeemed	(57,137)	(2,199,853)	(75,813)	(2,749,264)

Net Increase (Decrease)	(29,373)	(1,123,983)	20,454	836,380

Class Y
Shares Sold	265,203	$10,355,459	1,344,937	$50,839,290
Shares Issued for Reinvested Dividends	52,897	2,024,914	132,970	4,369,410
Shares Redeemed	(165,665)	(6,513,486)	(1,812,466)	(71,708,676)

Net Increase (Decrease)	152,435	5,866,887	(334,559)	(16,499,976)

Class F(2)
Shares Sold	278,089	$9,964,554	1,709,750	$63,723,276
Shares Issued for Reinvested Dividends	86,244	3,039,229	—	—
Shares Redeemed	(78,108)	(2,787,701)	(16,854)	(621,096)

Net Increase (Decrease)	286,225	10,216,082	1,692,896	63,102,180

Total Net Increase (Decrease)	(960,111)	$(32,657,701)	(1,656,854)	$(48,279,261)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

MidCap Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	4,598,577	$142,121,235	13,697,861	$370,849,897
Shares Issued for Reinvested Dividends	3,795,999	113,272,618	2,511,944	64,205,299
Shares Redeemed	(6,894,948)	(212,821,123)	(18,730,943)	(508,094,045)
Shares converted (from) Class B into Class A	—	—	94,997	2,574,498

Net Increase (Decrease)	1,499,628	42,572,730	(2,426,141)	(70,464,351)

150

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

MidCap Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class B(1)
Shares Sold	—	$—	11,351	$219,440
Shares Issued for Reinvested Dividends	—	—	38,251	708,784
Shares Redeemed	—	—	(864,193)	(16,939,943)
Shares converted (from) Class B into Class A	—	—	(131,381)	(2,574,498)

Net Increase (Decrease)	—	—	(945,972)	(18,586,217)

Class C
Shares Sold	2,392,859	$54,302,781	6,608,478	$134,048,058
Shares Issued for Reinvested Dividends	1,974,728	43,246,546	1,276,316	24,518,038
Shares Redeemed	(3,166,002)	(71,966,764)	(9,415,920)	(192,766,826)

Net Increase (Decrease)	1,201,585	25,582,563	(1,531,126)	(34,200,730)

Class I
Shares Sold	24,741,850	$790,738,479	71,231,631	$1,972,759,538
Shares Issued for Reinvested Dividends	4,404,777	134,962,369	2,379,669	62,204,544
Shares Redeemed	(20,291,432)	(643,758,892)	(46,940,022)	(1,327,210,662)

Net Increase (Decrease)	8,855,195	281,941,956	26,671,278	707,753,420

Class R3
Shares Sold	621,323	$21,432,947	880,433	$26,778,547
Shares Issued for Reinvested Dividends	112,130	3,722,725	71,833	2,040,045
Shares Redeemed	(415,428)	(14,251,195)	(926,904)	(28,010,282)

Net Increase (Decrease)	318,025	10,904,477	25,362	808,310

Class R4
Shares Sold	1,465,866	$52,128,338	3,535,831	$111,752,961
Shares Issued for Reinvested Dividends	291,589	10,027,716	143,218	4,193,429
Shares Redeemed	(1,163,107)	(41,149,097)	(2,074,108)	(64,808,643)

Net Increase (Decrease)	594,348	21,006,957	1,604,941	51,137,747

Class R5
Shares Sold	2,417,518	$87,303,940	5,047,179	$164,141,302
Shares Issued for Reinvested Dividends	353,077	12,442,452	182,387	5,451,117
Shares Redeemed	(1,444,777)	(52,491,573)	(2,077,360)	(66,613,294)

Net Increase (Decrease)	1,325,818	47,254,819	3,152,206	102,979,125

Class R6
Shares Sold	8,009,871	$293,539,220	11,749,683	$393,959,257
Shares Issued for Reinvested Dividends	533,890	18,985,122	25,348	763,492
Shares Redeemed	(1,403,582)	(51,692,592)	(691,316)	(23,217,389)

Net Increase (Decrease)	7,140,179	260,831,750	11,083,715	371,505,360

Class Y
Shares Sold	8,446,019	$312,048,985	18,114,176	$581,578,429
Shares Issued for Reinvested Dividends	1,504,227	53,460,224	1,233,268	37,146,030
Shares Redeemed	(13,363,643)	(484,851,497)	(20,282,059)	(650,749,214)

Net Increase (Decrease)	(3,413,397)	(119,342,288)	(934,615)	(32,024,755)

151

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

MidCap Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class F(2)
Shares Sold	12,982,663	$413,149,022	41,832,015	$1,185,184,129
Shares Issued for Reinvested Dividends	1,741,235	53,403,678	—	—
Shares Redeemed	(5,176,648)	(165,227,325)	(1,869,804)	(55,225,730)

Net Increase (Decrease)	9,547,250	301,325,375	39,962,211	1,129,958,399

Total Net Increase (Decrease)	27,068,631	$872,078,339	76,661,859	$2,208,866,308

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

MidCap Value Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,135,440	$17,823,043	4,154,128	$61,296,764
Shares Issued for Reinvested Dividends	463,385	7,173,200	1,230,848	17,736,292
Shares Redeemed	(1,529,240)	(23,967,976)	(4,358,872)	(64,279,058)
Shares converted (from) Class B into Class A	—	—	17,268	252,991

Net Increase (Decrease)	69,585	1,028,267	1,043,372	15,006,989

Class B(1)
Shares Sold	—	$—	3,033	$37,324
Shares Issued for Reinvested Dividends	—	—	4,279	51,900
Shares Redeemed	—	—	(40,156)	(496,814)
Shares converted (from) Class B into Class A	—	—	(20,548)	(252,991)

Net Increase (Decrease)	—	—	(53,392)	(660,581)

Class C
Shares Sold	120,489	$1,572,959	435,278	$5,397,575
Shares Issued for Reinvested Dividends	80,495	1,032,748	239,720	2,898,214
Shares Redeemed	(273,069)	(3,552,683)	(971,515)	(12,065,234)

Net Increase (Decrease)	(72,085)	(946,976)	(296,517)	(3,769,445)

Class I
Shares Sold	323,697	$5,121,949	7,668,101	$113,347,001
Shares Issued for Reinvested Dividends	66,767	1,040,897	537,204	7,802,361
Shares Redeemed	(556,000)	(8,784,570)	(11,348,437)	(168,768,887)

Net Increase (Decrease)	(165,536)	(2,621,724)	(3,143,132)	(47,619,525)

Class R3
Shares Sold	44,670	$736,042	177,173	$2,748,016
Shares Issued for Reinvested Dividends	16,486	268,227	46,905	711,084
Shares Redeemed	(85,085)	(1,403,367)	(273,623)	(4,261,223)

Net Increase (Decrease)	(23,929)	(399,098)	(49,545)	(802,123)

152

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

MidCap Value Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	64,377	$1,075,823	161,482	$2,531,111
Shares Issued for Reinvested Dividends	16,175	267,868	50,007	769,092
Shares Redeemed	(91,425)	(1,534,544)	(358,311)	(5,595,671)

Net Increase (Decrease)	(10,873)	(190,853)	(146,822)	(2,295,468)

Class R5
Shares Sold	59,227	$1,003,875	442,137	$6,996,338
Shares Issued for Reinvested Dividends	11,410	191,481	30,139	469,074
Shares Redeemed	(116,239)	(1,983,637)	(448,120)	(7,330,484)

Net Increase (Decrease)	(45,602)	(788,281)	24,156	134,928

Class Y
Shares Sold	125,159	$2,133,075	908,779	$14,411,608
Shares Issued for Reinvested Dividends	41,401	697,132	344,028	5,370,790
Shares Redeemed	(716,718)	(12,010,984)	(4,881,032)	(77,562,637)

Net Increase (Decrease)	(550,158)	(9,180,777)	(3,628,225)	(57,780,239)

Class F(2)
Shares Sold	4,003,454	$63,304,358	17,748,783	$264,648,905
Shares Issued for Reinvested Dividends	441,070	6,902,316	—	—
Shares Redeemed	(1,341,039)	(21,244,241)	(2,602,305)	(39,328,617)

Net Increase (Decrease)	3,103,485	48,962,433	15,146,478	225,320,288

Total Net Increase (Decrease)	2,304,887	$35,862,991	8,896,373	$127,534,824

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

Quality Value Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	88,703	$1,850,806	740,990	$14,477,157
Shares Issued for Reinvested Dividends	401,915	8,210,264	147,708	2,849,514
Shares Redeemed	(859,602)	(17,681,614)	(2,564,249)	(50,412,115)
Shares converted (from) Class B into Class A	—	—	11,584	226,808

Net Increase (Decrease)	(368,984)	(7,620,544)	(1,663,967)	(32,858,636)

Class B(1)
Shares Sold	—	$—	199	$3,376
Shares Issued for Reinvested Dividends	—	—	315	5,331
Shares Redeemed	—	—	(31,546)	(541,218)
Shares converted (from) Class B into Class A	—	—	(13,222)	(226,808)

Net Increase (Decrease)	—	—	(44,254)	(759,319)

153

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Quality Value Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class C
Shares Sold	40,321	$713,597	100,952	$1,707,157
Shares Issued for Reinvested Dividends	50,041	876,084	13,295	222,182
Shares Redeemed	(174,574)	(3,091,771)	(396,747)	(6,787,375)

Net Increase (Decrease)	(84,212)	(1,502,090)	(282,500)	(4,858,036)

Class I
Shares Sold	55,605	$1,124,486	849,351	$16,387,611
Shares Issued for Reinvested Dividends	28,248	569,900	17,965	341,942
Shares Redeemed	(139,340)	(2,817,385)	(1,177,438)	(22,883,629)

Net Increase (Decrease)	(55,487)	(1,122,999)	(310,122)	(6,154,076)

Class R3
Shares Sold	4,995	$103,478	20,088	$395,021
Shares Issued for Reinvested Dividends	2,430	50,174	1,578	30,815
Shares Redeemed	(17,505)	(366,864)	(105,280)	(2,092,530)

Net Increase (Decrease)	(10,080)	(213,212)	(83,614)	(1,666,694)

Class R4
Shares Sold	28,985	$606,108	84,984	$1,703,670
Shares Issued for Reinvested Dividends	14,925	312,076	5,048	99,579
Shares Redeemed	(90,396)	(1,896,306)	(205,285)	(4,198,871)

Net Increase (Decrease)	(46,486)	(978,122)	(115,253)	(2,395,622)

Class R5
Shares Sold	24,025	$502,270	3,417	$68,429
Shares Issued for Reinvested Dividends	1,109	23,373	1,824	36,215
Shares Redeemed	(138)	(2,857)	(92,022)	(1,870,015)

Net Increase (Decrease)	24,996	522,786	(86,781)	(1,765,371)

Class R6(2)
Shares Sold	476	$10,000	—	$—

Net Increase (Decrease)	476	10,000	—	—

Class Y
Shares Sold	8,978	$188,927	23,452	$478,821
Shares Issued for Reinvested Dividends	2,536	53,600	872	17,344
Shares Redeemed	(15,819)	(330,057)	(20,279)	(418,554)

Net Increase (Decrease)	(4,305)	(87,530)	4,045	77,611

Class F(3)
Shares Sold	3,858,830	$79,436,220	637,440	$12,493,812
Shares Issued for Reinvested Dividends	113,052	2,280,455	—	—
Shares Redeemed	(114,129)	(2,326,371)	(43,736)	(870,521)

Net Increase (Decrease)	3,857,753	79,390,304	593,704	11,623,291

Total Net Increase (Decrease)	3,313,671	$68,398,593	(1,988,742)	$(38,756,852)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2018.
(3)	Inception date of class was February 28, 2017.

154

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Small Cap Core Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	112,429	$1,560,697	603,467	$7,986,312
Shares Issued for Reinvested Dividends	167,650	2,291,007	31,473	413,874
Shares Redeemed	(328,996)	(4,562,191)	(904,594)	(11,990,349)
Shares converted (from) Class B into Class A	—	—	24,211	320,549

Net Increase (Decrease)	(48,917)	(710,487)	(245,443)	(3,269,614)

Class B(1)
Shares Sold	—	$—	1,728	$21,326
Shares Redeemed	—	—	(50,117)	(613,352)
Shares converted (from) Class B into Class A	—	—	(26,012)	(320,549)

Net Increase (Decrease)	—	—	(74,401)	(912,575)

Class C
Shares Sold	18,951	$239,861	155,494	$1,884,290
Shares Issued for Reinvested Dividends	40,074	497,721	1,705	20,614
Shares Redeemed	(91,323)	(1,156,204)	(282,619)	(3,440,589)

Net Increase (Decrease)	(32,298)	(418,622)	(125,420)	(1,535,685)

Class I
Shares Sold	39,421	$548,577	209,790	$2,773,800
Shares Issued for Reinvested Dividends	10,068	137,932	2,520	33,089
Shares Redeemed	(46,852)	(653,543)	(207,226)	(2,719,085)

Net Increase (Decrease)	2,637	32,966	5,084	87,804

Class R3
Shares Sold	9,557	$136,096	38,613	$522,043
Shares Issued for Reinvested Dividends	1,103	15,477	332	4,489
Shares Redeemed	(24,779)	(350,845)	(50,928)	(696,323)

Net Increase (Decrease)	(14,119)	(199,272)	(11,983)	(169,791)

Class R4
Shares Sold	604	$8,837	5,133	$69,769
Shares Issued for Reinvested Dividends	114	1,619	31	424
Shares Redeemed	(2,411)	(34,825)	(19,791)	(270,731)

Net Increase (Decrease)	(1,693)	(24,369)	(14,627)	(200,538)

Class R5
Shares Issued for Reinvested Dividends	144	$2,044	40	$538
Shares Redeemed	(649)	(9,287)	(722)	(9,853)

Net Increase (Decrease)	(505)	(7,243)	(682)	(9,315)

Class R6(2)
Shares Sold	715	$10,000	—	$—

Net Increase (Decrease)	715	10,000	—	—

155

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Small Cap Core Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	2,002	$28,753	21,281	$291,830
Shares Issued for Reinvested Dividends	4,305	61,224	90,273	1,227,713
Shares Redeemed	(46,060)	(665,397)	(9,199,056)	(124,660,345)

Net Increase (Decrease)	(39,753)	(575,420)	(9,087,502)	(123,140,802)

Class F(3)
Shares Sold	27,188	$376,317	7,809,069	$102,078,229
Shares Issued for Reinvested Dividends	301,115	4,128,469	—	—
Shares Redeemed	(2,829,393)	(39,699,365)	(1,686,931)	(22,569,363)

Net Increase (Decrease)	(2,501,090)	(35,194,579)	6,122,138	79,508,866

Total Net Increase (Decrease)	(2,635,023)	$(37,087,026)	(3,432,836)	$(49,641,650)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2018.
(3)	Inception date of class was February 28, 2017.

Small Cap Growth Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	33,273	$1,897,217	100,620	$5,180,193
Shares Issued for Reinvested Dividends	181,627	10,053,030	26,841	1,327,268
Shares Redeemed	(261,485)	(14,939,168)	(804,016)	(41,597,654)
Shares converted (from) Class B into Class A	—	—	7,156	367,725

Net Increase (Decrease)	(46,585)	(2,988,921)	(669,399)	(34,722,468)

Class B(1)
Shares Issued for Reinvested Dividends	—	—	122	4,725
Shares Redeemed	—	—	(8,259)	(333,556)
Shares converted (from) Class B into Class A	—	—	(9,147)	(367,725)

Net Increase (Decrease)	—	—	(17,284)	(696,556)

Class C
Shares Sold	8,720	$378,703	27,810	$1,120,166
Shares Issued for Reinvested Dividends	50,584	2,132,627	7,807	300,558
Shares Redeemed	(86,630)	(3,776,096)	(297,822)	(11,918,718)

Net Increase (Decrease)	(27,326)	(1,264,766)	(262,205)	(10,497,994)

Class I
Shares Sold	871,617	$51,284,363	5,453,731	$299,210,797
Shares Issued for Reinvested Dividends	342,617	19,573,702	16,891	858,892
Shares Redeemed	(2,284,794)	(134,871,210)	(1,193,851)	(63,798,790)

Net Increase (Decrease)	(1,070,560)	(64,013,145)	4,276,771	236,270,899

156

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Small Cap Growth Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	32,804	$1,851,577	58,580	$3,036,375
Shares Issued for Reinvested Dividends	9,889	543,634	1,359	66,948
Shares Redeemed	(36,777)	(2,085,909)	(92,422)	(4,735,061)

Net Increase (Decrease)	5,916	309,302	(32,483)	(1,631,738)

Class R4
Shares Sold	212,155	$12,486,741	313,584	$16,719,576
Shares Issued for Reinvested Dividends	47,350	2,704,153	6,795	346,216
Shares Redeemed	(254,476)	(15,070,820)	(470,437)	(25,234,337)

Net Increase (Decrease)	5,029	120,074	(150,058)	(8,168,545)

Class R5
Shares Sold	192,258	$11,723,008	447,938	$24,812,770
Shares Issued for Reinvested Dividends	76,411	4,542,635	11,272	594,913
Shares Redeemed	(367,266)	(22,507,141)	(670,155)	(36,975,735)

Net Increase (Decrease)	(98,597)	(6,241,498)	(210,945)	(11,568,052)

Class R6
Shares Sold	340,593	$21,003,534	106,553	$6,160,560
Shares Issued for Reinvested Dividends	8,748	525,615	490	26,101
Shares Redeemed	(58,454)	(3,636,328)	(20,716)	(1,157,686)

Net Increase (Decrease)	290,887	17,892,821	86,327	5,028,975

Class Y
Shares Sold	541,103	$33,649,424	2,205,196	$126,004,854
Shares Issued for Reinvested Dividends	270,638	16,276,162	33,845	1,804,980
Shares Redeemed	(843,679)	(52,212,350)	(2,314,871)	(128,364,257)

Net Increase (Decrease)	(31,938)	(2,286,764)	(75,830)	(554,423)

Class F(2)
Shares Sold	70,962	$4,161,962	1,204,782	$64,154,318
Shares Issued for Reinvested Dividends	32,993	1,887,827	—	—
Shares Redeemed	(75,936)	(4,492,319)	(402,000)	(22,598,067)

Net Increase (Decrease)	28,019	1,557,470	802,782	41,556,251

Total Net Increase (Decrease)	(945,155)	$(56,915,427)	3,747,676	$215,016,349

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

157

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Small Company Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	665,098	$14,304,784	1,966,446	$35,474,634
Shares Redeemed	(1,154,699)	(24,759,229)	(6,261,787)	(110,500,761)
Shares converted (from) Class B into Class A	—	—	16,712	298,785

Net Increase (Decrease)	(489,601)	(10,454,445)	(4,278,629)	(74,727,342)

Class B(1)
Shares Sold	—	$—	447	$5,791
Shares Redeemed	—	—	(51,933)	(683,587)
Shares converted (from) Class B into Class A	—	—	(22,710)	(298,785)

Net Increase (Decrease)	—	—	(74,196)	(976,581)

Class C
Shares Sold	51,107	$804,267	140,709	$1,850,290
Shares Redeemed	(205,819)	(3,232,789)	(562,765)	(7,472,545)

Net Increase (Decrease)	(154,712)	(2,428,522)	(422,056)	(5,622,255)

Class I
Shares Sold	147,938	$3,295,121	3,320,787	$61,901,911
Shares Redeemed	(215,063)	(4,875,584)	(4,551,187)	(87,638,838)

Net Increase (Decrease)	(67,125)	(1,580,463)	(1,230,400)	(25,736,927)

Class R3
Shares Sold	51,216	$1,189,715	160,921	$3,168,983
Shares Redeemed	(368,654)	(8,460,975)	(811,923)	(16,507,208)

Net Increase (Decrease)	(317,438)	(7,271,260)	(651,002)	(13,338,225)

Class R4
Shares Sold	80,586	$1,999,808	204,560	$4,233,718
Shares Redeemed	(281,829)	(6,808,844)	(762,765)	(16,070,712)

Net Increase (Decrease)	(201,243)	(4,809,036)	(558,205)	(11,836,994)

Class R5
Shares Sold	27,826	$704,200	54,051	$1,152,007
Shares Redeemed	(64,988)	(1,646,430)	(202,264)	(4,423,749)

Net Increase (Decrease)	(37,162)	(942,230)	(148,213)	(3,271,742)

Class R6
Shares Sold	125	$3,238	2,693	$62,566
Shares Redeemed	(1,121)	(30,608)	(6)	(150)

Net Increase (Decrease)	(996)	(27,370)	2,687	62,416

Class Y
Shares Sold	66,504	$1,761,902	234,876	$5,126,932
Shares Redeemed	(90,488)	(2,383,853)	(4,088,378)	(89,018,580)

Net Increase (Decrease)	(23,984)	(621,951)	(3,853,502)	(83,891,648)

158

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Small Company Fund – (continued)

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class F(2)
Shares Sold	1,229,207	$27,760,613	3,973,412	$77,874,954
Shares Redeemed	(392,182)	(8,869,930)	(130,794)	(2,675,069)

Net Increase (Decrease)	837,025	18,890,683	3,842,618	75,199,885

Total Net Increase (Decrease)	(455,236)	$(9,244,594)	(7,370,898)	$(144,139,413)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

12.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2018, none of the Funds had borrowings under this facility.

13.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

159

Hartford Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

14.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2018, events and transactions subsequent to April 30, 2018, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. The following subsequent events requiring financial statement adjustment or disclosure have been identified.

Karen H. Grimes, CFA announced her plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, as of December 31, 2018. Accordingly, she will no longer serve as a portfolio manager to Equity Income Fund as of December 31, 2018. It is anticipated that Ms. Grimes’ portfolio manager responsibilities will transition to the Equity Income Fund’s other portfolio managers by December 31, 2018.

Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Effective October 1, 2018, Class C shares held in an account directly through the Funds’ transfer agent for which no financial intermediary is specified or Hartford Funds Distributors, LLC is listed as the dealer of record will periodically be converted to Class A shares. Effective October 1, 2018, each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any such direct purchase received by the Funds’ transfer agent for Class C shares for such accounts will automatically be invested in Class A shares. For more information on the above referenced changes, please see the Funds’ most recent prospectus.

160

Hartford Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

161

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-DE18    6/18    206762    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report, covering the period from November 1, 2017 through April 30, 2018.

Market Review

While U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 saw a 21.8%

return as of 2017 year end, U.S. equities have experienced a nearly flat return of 0.4% along with increased volatility year-to-date as of April 30.

The Index has experienced more than 20 days with swings of 1% or more this year, compared to eight days for all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have contributed to the return of volatility.

In the six-month period that ended April 30, 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases by raising rates twice, each time by 0.25%. As of the end of April, short-term rates range from 1.5% to 1.75%. At the time of this writing, expectations were for a continued gradual increase throughout 2018. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. In December, the first significant overhaul of the U.S. tax code in more than 30 years was signed into law. Geopolitical tensions continue to persist around U.S. engagement with Syria and North Korea, heightening market uncertainty. In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking to leave the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford International/Global Equity Funds

Fund Performance and Summary

Hartford Emerging Markets Equity Fund inception 05/31/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	4.00%	21.52%	5.79%	2.47%
Class A4	-1.72%	14.84%	4.60%	1.64%
Class C3	3.48%	20.48%	5.03%	1.73%
Class C4	2.48%	19.48%	5.03%	1.73%
Class I3	4.06%	21.78%	6.19%	2.84%
Class R3[3]	3.68%	21.15%	5.53%	2.22%
Class R4[3]	3.94%	21.49%	5.82%	2.49%
Class R5[3]	4.01%	21.80%	6.04%	2.73%
Class R6[3]	4.16%	22.04%	6.27%	2.92%
Class Y3	4.06%	21.92%	6.25%	2.90%
Class F3	4.15%	22.12%	6.25%	2.88%
MSCI Emerging Markets Index (Net)	4.80%	21.71%	4.74%	2.37%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Performance information prior to 5/7/15 reflects when the Fund pursued a modified investment strategy.

2

Hartford Emerging Markets Equity Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Emerging Markets Equity Fund Class A	1.46%	1.69%
Emerging Markets Equity Fund Class C	2.21%	2.44%
Emerging Markets Equity Fund Class I	1.21%	1.30%
Emerging Markets Equity Fund Class R3	1.71%	1.91%
Emerging Markets Equity Fund Class R4	1.46%	1.61%
Emerging Markets Equity Fund Class R5	1.16%	1.31%
Emerging Markets Equity Fund Class R6	0.99%	1.19%
Emerging Markets Equity Fund Class Y	1.11%	1.21%
Emerging Markets Equity Fund Class F	0.99%	1.19%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small and mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.6%
Consumer Staples	5.7
Energy	8.9
Financials	24.9
Health Care	1.8
Industrials	3.5
Information Technology	25.4
Materials	7.1
Real Estate	1.5
Telecommunication Services	6.6
Utilities	3.6

Total	96.6%

Short-Term Investments	2.8
Other Assets & Liabilities	0.6

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Currency

as of April 30, 2018

Description	Percentage of Net Assets
Brazilian Real	5.4%
Chilean Peso	0.1
Czech Koruna	0.5
Euro	0.3
Hong Kong Dollar	22.6
Hungarian Forint	0.3
Indian Rupee	9.8
Indonesian Rupiah	1.7
Malaysian Ringgit	3.3
Mexican Peso	3.6
Philippine Peso	0.0 *
Polish Zloty	0.6
Qatari Riyal	0.2
South African Rand	5.3
South Korean Won	14.0
Taiwanese Dollar	12.0
Thai Baht	4.6
Turkish Lira	1.0
United Arab Emirates Dirham	0.7
United States Dollar	13.4
Other Assets & Liabilities	0.6

Total	100.0%

*	Percentage rounds to zero.

3

Fund Performance and Summary

Hartford Environmental Opportunities Fund inception 02/29/2016

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[2]	1 Year	Since Inception[1]
Class A3	-3.12%	7.96%	15.25%
Class A4	-8.45%	2.03%	12.28%
Class C3	-2.98%	8.13%	14.92%
Class C4	-3.87%	7.14%	14.92%
Class I3	-3.00%	8.24%	15.57%
Class R3[3]	-3.04%	8.06%	15.12%
Class R4[3]	-3.04%	8.14%	15.28%
Class R5[3]	-3.02%	8.15%	15.46%
Class R6[3]	-2.93%	8.34%	15.59%
Class Y3	-2.95%	8.31%	15.58%
Class F3	-2.93%	8.40%	15.60%
MSCI All Country World Index (Net)	3.56%	14.16%	18.05%

[1]	Inception: 02/29/2016
[2]	Not Annualized
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

4

Hartford Environmental Opportunities Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Environmental Opportunities Fund Class A	1.20%	1.71%
Environmental Opportunities Fund Class C	1.95%	2.38%
Environmental Opportunities Fund Class I	0.90%	1.35%
Environmental Opportunities Fund Class R3	1.42%	2.05%
Environmental Opportunities Fund Class R4	1.12%	1.75%
Environmental Opportunities Fund Class R5	0.82%	1.45%
Environmental Opportunities Fund Class R6	0.70%	1.33%
Environmental Opportunities Fund Class Y	0.76%	1.36%
Environmental Opportunities Fund Class F	0.70%	1.33%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •Risks of focusing investments on the utilities and industrials sectors include regulatory and legal developments, competitive pressures, pricing and rate pressures (utilities), rapid technological changes, potential product obsolescence, and liquidity risk. •Risks of focusing on investments that involve sustainability and environmentally responsible investment criteria may influence investment performance relative to the Fund’s benchmark or competing funds and expose the Fund to increased risks related to downturns or other adverse developments in that market segment.

Composition by Country

as of April 30, 2018

Country	Percentage of Net Assets
Austria	1.2%
Brazil	2.7
Canada	2.1
China	8.3
France	4.7
Germany	2.3
Japan	7.8
Netherlands	2.3
Spain	3.2
Sweden	3.6
Switzerland	2.1
United Kingdom	5.7
United States	49.8
Short-Term Investments	3.7
Other Assets & Liabilities	0.5

Total	100.0%

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	8.2%
Energy	3.0
Financials	2.4
Industrials	43.2
Information Technology	10.1
Utilities	28.9

Total	95.8%

Short-Term Investments	3.7
Other Assets & Liabilities	0.5

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Fund Performance and Summary

Hartford Global Capital Appreciation Fund inception 04/29/2005

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	1.92%	9.99%	8.82%	6.39%
Class A3	-3.68%	3.94%	7.60%	5.79%
Class C2	1.52%	9.21%	8.04%	5.63%
Class C3	0.52%	8.21%	8.04%	5.63%
Class I2	2.08%	10.32%	9.15%	6.72%
Class R3[2]	1.89%	9.95%	8.72%	6.22%
Class R4[2]	2.04%	10.23%	9.04%	6.54%
Class R5[2]	2.07%	10.38%	9.15%	6.72%
Class Y2	2.13%	10.42%	9.22%	6.82%
Class F2	2.14%	10.49%	9.18%	6.74%
MSCI All Country World Index (Net)	3.56%	14.16%	8.80%	5.10%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

6

Hartford Global Capital Appreciation Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Global Capital Appreciation Fund Class A	1.26%	1.31%
Global Capital Appreciation Fund Class C	2.01%	2.02%
Global Capital Appreciation Fund Class I	0.97%	0.97%
Global Capital Appreciation Fund Class R3	1.36%	1.60%
Global Capital Appreciation Fund Class R4	1.06%	1.29%
Global Capital Appreciation Fund Class R5	0.96%	1.00%
Global Capital Appreciation Fund Class Y	0.91%	0.91%
Global Capital Appreciation Fund Class F	0.88%	0.88%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small and mid-cap securities can have greater risks and volatility than large-cap securities.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.0%
Consumer Staples	7.8
Energy	5.1
Financials	16.0
Health Care	10.0
Industrials	12.7
Information Technology	19.7
Materials	6.5
Real Estate	3.9
Telecommunication Services	1.6
Utilities	3.2

Total	99.5%

Short-Term Investments	2.3
Other Assets & Liabilities	(1.8)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Country

as of April 30, 2018

Country	Percentage of Net Assets
Australia	1.1%
Austria	0.4
Bermuda	0.4
Brazil	2.6
British Virgin Islands	0.2
Canada	3.8
Cayman Islands	0.0 *
Chile	0.1
China	3.9
Denmark	0.2
France	4.0
Germany	2.2
Greece	0.3
Hong Kong	1.0
India	1.3
Ireland	1.5
Isle of Man	0.2
Israel	0.3
Italy	1.4
Japan	5.7
Jersey	0.1
Luxembourg	1.0
Malaysia	0.2
Mexico	0.2
Netherlands	1.6
Norway	0.1
Russia	0.5
Singapore	0.2
South Korea	2.1
Spain	1.7
Sweden	0.4
Switzerland	3.0
Taiwan	1.1
United Kingdom	6.3
United States	50.4
Short-Term Investments	2.3
Other Assets & Liabilities	(1.8)

Total	100.0%

*	percentage rounds to zero

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

7

Fund Performance and Summary

Hartford Global Equity Income Fund inception 02/29/2008

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	1.76%	10.38%	8.14%	5.46%
Class A3	-3.84%	4.31%	6.92%	4.87%
Class C2	1.34%	9.44%	7.31%	4.67%
Class C3	0.34%	8.44%	7.31%	4.67%
Class I2	1.91%	10.69%	8.43%	5.76%
Class R3[2]	1.56%	10.03%	7.91%	5.21%
Class R4[2]	1.80%	10.42%	8.22%	5.52%
Class R5[2]	1.96%	10.77%	8.55%	5.84%
Class Y2	2.01%	10.87%	8.59%	5.87%
Class F2	1.98%	10.82%	8.45%	5.77%
MSCI All Country World Index (Net)	3.56%	14.16%	8.80%	5.10%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

8

Hartford Global Equity Income Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Global Equity Income Fund Class A	1.25%	1.35%
Global Equity Income Fund Class C	2.00%	2.15%
Global Equity Income Fund Class I	1.00%	1.04%
Global Equity Income Fund Class R3	1.45%	1.62%
Global Equity Income Fund Class R4	1.15%	1.32%
Global Equity Income Fund Class R5	0.85%	1.02%
Global Equity Income Fund Class Y	0.80%	0.91%
Global Equity Income Fund Class F	0.80%	0.90%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Different investment styles may go in and out favor, which may cause the Fund to under perform the broader stock market.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	4.5%
Consumer Staples	7.5
Energy	8.4
Financials	21.5
Health Care	8.4
Industrials	10.1
Information Technology	13.9
Materials	6.5
Real Estate	6.2
Telecommunication Services	5.4
Utilities	6.7

Total	99.1%

Short-Term Investments	2.8
Other Assets & Liabilities	(1.9)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Fund Performance and Summary

Hartford International Equity Fund inception 06/30/2008

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	3.09%	16.10%	6.72%	3.09%
Class A4	-2.58%	9.71%	5.52%	2.50%
Class C3	2.67%	15.13%	5.92%	2.34%
Class C4	1.67%	14.13%	5.92%	2.34%
Class I3	3.24%	16.38%	7.09%	3.47%
Class R3[3]	2.92%	15.74%	6.44%	2.84%
Class R4[3]	3.05%	16.05%	6.75%	3.13%
Class R5[3]	3.20%	16.34%	6.96%	3.37%
Class R6[3]	3.20%	16.46%	7.16%	3.51%
Class Y3	3.20%	16.46%	7.16%	3.51%
Class F3	3.31%	16.56%	7.12%	3.48%
MSCI All Country World ex USA Index (Net)	3.47%	15.91%	5.46%	3.03%

[1]	Not Annualized
[2]	Inception: 06/30/2008
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Performance information prior to 8/13/15 reflects when the Fund pursued a modified investment strategy.

Effective 3/30/18, certain classes of shares of the Fund were closed to new investors, subject to certain exceptions. For more information, please see the Fund’s prospectus.

10

Hartford International Equity Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
International Equity Fund Class A	1.05%	1.60%
International Equity Fund Class C	1.80%	2.36%
International Equity Fund Class I	0.75%	1.24%
International Equity Fund Class R3	1.27%	1.83%
International Equity Fund Class R4	0.97%	1.53%
International Equity Fund Class R5	0.67%	1.23%
International Equity Fund Class R6	0.55%	1.12%
International Equity Fund Class Y	0.66%	1.12%
International Equity Fund Class F	0.55%	1.12%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small and mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund may focus on investments in particular geographic regions or countries, so it may be more exposed to risks and volatility than a fund holding more geographically diverse investments.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.8%
Consumer Staples	8.2
Energy	6.5
Financials	22.5
Health Care	6.2
Industrials	12.3
Information Technology	11.0
Materials	7.4
Real Estate	3.7
Telecommunication Services	4.9
Utilities	4.0

Total	97.5%

Short-Term Investments	4.4
Other Assets & Liabilities	(1.9)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Fund Performance and Summary

The Hartford International Growth Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	3.76%	19.38%	7.49%	2.13%
Class A3	-1.95%	12.81%	6.28%	1.55%
Class C2	3.43%	18.51%	6.69%	1.37%
Class C3	2.43%	17.51%	6.69%	1.37%
Class I2	3.93%	19.63%	7.81%	2.47%
Class R3[2]	3.60%	19.02%	7.26%	1.91%
Class R4[2]	3.77%	19.30%	7.56%	2.25%
Class R5[2]	3.91%	19.65%	7.90%	2.56%
Class R6[2]	4.07%	19.86%	7.97%	2.65%
Class Y2	3.94%	19.71%	7.94%	2.63%
Class F2	3.98%	19.84%	7.85%	2.49%
MSCI All Country World ex USA Growth Index (Net)	3.15%	17.40%	6.36%	2.76%
MSCI All Country World ex USA Index (Net)	3.47%	15.91%	5.46%	2.26%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. Class R6 shares commenced on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares.

MSCI All Country World ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed market countries (excluding the United States) and emerging market countries.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

12

The Hartford International Growth Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
International Growth Fund Class A	1.31%	1.50%
International Growth Fund Class C	2.06%	2.25%
International Growth Fund Class I	1.01%	1.19%
International Growth Fund Class R3	1.61%	1.72%
International Growth Fund Class R4	1.31%	1.41%
International Growth Fund Class R5	1.01%	1.11%
International Growth Fund Class R6	0.91%	1.00%
International Growth Fund Class Y	0.96%	1.02%
International Growth Fund Class F	0.91%	1.00%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small and mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund may focus on investments in particular sectors, geographic regions or countries, so it may be more exposed to risks and volatility than a fund holding more geographically diverse investments. •Different investment styles may go in and out favor, which may cause the Fund to under perform the broader stock market.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.7%
Consumer Staples	8.5
Energy	1.9
Financials	17.6
Health Care	8.1
Industrials	16.4
Information Technology	22.3
Materials	2.8
Real Estate	1.4
Telecommunication Services	1.3
Utilities	0.9

Total	96.9%

Short-Term Investments	2.4
Other Assets & Liabilities	0.7

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Fund Performance and Summary

The Hartford International Opportunities Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	1.42%	12.63%	6.36%	3.17%
Class A3	-4.16%	6.43%	5.16%	2.59%
Class C2	1.06%	11.78%	5.59%	2.40%
Class C3	0.10%	10.78%	5.59%	2.40%
Class I2	1.54%	12.88%	6.70%	3.52%
Class R3[2]	1.29%	12.31%	6.10%	2.91%
Class R4[2]	1.38%	12.61%	6.40%	3.24%
Class R5[2]	1.59%	12.99%	6.73%	3.54%
Class R6[2]	1.60%	13.07%	6.83%	3.66%
Class Y2	1.63%	13.03%	6.84%	3.66%
Class F2	1.63%	13.12%	6.74%	3.54%
MSCI All Country World ex USA Index (Net)	3.47%	15.91%	5.46%	2.26%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 5/30/08. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 11/7/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/30/08 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/30/08.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

14

The Hartford International Opportunities Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
International Opportunities Fund Class A	1.14%	1.14%
International Opportunities Fund Class C	1.92%	1.92%
International Opportunities Fund Class I	0.85%	0.85%
International Opportunities Fund Class R3	1.44%	1.44%
International Opportunities Fund Class R4	1.13%	1.13%
International Opportunities Fund Class R5	0.83%	0.83%
International Opportunities Fund Class R6	0.73%	0.73%
International Opportunities Fund Class Y	0.74%	0.74%
International Opportunities Fund Class F	0.72%	0.72%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors, geographic regions or countries may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.5%
Consumer Staples	7.1
Energy	6.9
Financials	18.9
Health Care	6.3
Industrials	13.0
Information Technology	15.0
Materials	5.2
Real Estate	2.7
Telecommunication Services	1.5
Utilities	3.0

Total	95.1%

Short-Term Investments	7.8
Other Assets & Liabilities	(2.9)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Currency

as of April 30, 2018

Description	Percentage of Net Assets
Australian Dollar	0.7%
British Pound	9.7
Canadian Dollar	7.4
Euro	24.9
Hong Kong Dollar	7.7
Indian Rupee	2.3
Japanese Yen	15.4
Mexican Peso	0.4
Norwegian Krone	0.3
South Korean Won	2.3
Swedish Krona	0.5
Swiss Franc	9.1
Taiwanese Dollar	2.8
United States Dollar	19.4
Other Assets & Liabilities	(2.9)

Total	100.0%

15

Fund Performance and Summary

The Hartford International Small Company Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	3.56%	16.69%	8.19%	5.59%
Class A3	-2.14%	10.27%	6.98%	4.99%
Class C2	3.18%	15.79%	7.40%	4.80%
Class C3	2.23%	14.79%	7.40%	4.80%
Class I2	3.79%	17.19%	8.60%	6.00%
Class R3[2]	3.50%	16.46%	8.00%	5.57%
Class R4[2]	3.63%	16.83%	8.34%	5.82%
Class R5[2]	3.81%	17.15%	8.64%	6.06%
Class Y2	3.84%	17.18%	8.71%	6.11%
Class F2	3.78%	17.24%	8.61%	6.00%
S&P EPAC SmallCap Index	5.76%	20.26%	10.84%	6.15%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17 and performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P EPAC SmallCap Index (reflects no deduction for fees, expenses or taxes) is designed to capture the stocks representing the lowest 15% of float-adjusted market cap in each developed country. It is a subset of the S&P Global BMI, a comprehensive, rules-based index measuring global stock market performance.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Effective on the close of business on 4/29/16, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

16

The Hartford International Small Company Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
International Small Company Fund Class A	1.49%	1.49%
International Small Company Fund Class C	2.24%	2.24%
International Small Company Fund Class I	1.06%	1.06%
International Small Company Fund Class R3	1.66%	1.70%
International Small Company Fund Class R4	1.36%	1.40%
International Small Company Fund Class R5	1.06%	1.11%
International Small Company Fund Class Y	1.00%	1.00%
International Small Company Fund Class F	0.99%	0.99%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund may focus on investments in particular geographic regions or countries, so it may be more exposed to risks and volatility than a fund holding more geographically diverse investments. •Small-cap securities can have greater risks and volatility than large-cap securities.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	18.1%
Consumer Staples	3.1
Energy	2.4
Financials	8.0
Health Care	12.9
Industrials	33.5
Information Technology	5.7
Materials	11.8
Real Estate	2.5
Telecommunication Services	0.8

Total	98.8%

Short-Term Investments	4.1
Other Assets & Liabilities	(2.9)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Currency

as of April 30, 2018

Description	Percentage of Net Assets
Australian Dollar	7.9%
British Pound	19.4
Euro	26.5
Hong Kong Dollar	2.3
Japanese Yen	33.6
Norwegian Krone	2.2
South Korean Won	1.7
Swedish Krona	0.8
Swiss Franc	3.9
United States Dollar	4.6
Other Assets & Liabilities	(2.9)

Total	100.0%

17

Fund Performance and Summary

The Hartford International Value Fund inception 05/28/2010

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	3.48%	15.64%	9.23%	10.84%
Class A4	-2.21%	9.28%	8.00%	10.05%
Class C3	3.14%	14.95%	8.52%	10.10%
Class C4	2.17%	13.95%	8.52%	10.10%
Class I3	3.64%	16.03%	9.63%	11.24%
Class R3[3]	3.33%	15.32%	8.96%	10.56%
Class R4[3]	3.48%	15.63%	9.29%	10.90%
Class R5[3]	3.60%	16.02%	9.62%	11.23%
Class Y3	3.68%	16.09%	9.83%	11.56%
Class F3	3.67%	16.19%	9.66%	11.26%
MSCI EAFE Value Index (Net)	3.46%	13.27%	5.14%	7.30%
MSCI EAFE Index (Net)	3.41%	14.51%	5.90%	8.17%

[1]	Not Annualized
[2]	Inception: 05/28/2010
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the U.S. and Canada.

MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) (Europe, Australasia, Far East) is designed to capture large and mid cap representation across developed market countries, excluding the U.S. and Canada.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Effective on the close of business on 11/28/14, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

18

The Hartford International Value Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
International Value Fund Class A	1.25%	1.25%
International Value Fund Class C	1.95%	1.95%
International Value Fund Class I	0.91%	0.91%
International Value Fund Class R3	1.57%	1.57%
International Value Fund Class R4	1.27%	1.27%
International Value Fund Class R5	0.95%	0.95%
International Value Fund Class Y	0.88%	0.88%
International Value Fund Class F	0.85%	0.85%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •The Fund may focus on investments in particular geographic regions or countries, so it may be more exposed to risks and volatility than a fund holding more geographically diverse investments. •Small and mid-cap securities can have greater risks and volatility than large-cap securities. •Different investment styles may go in and out favor, which may cause the Fund to under perform the broader stock market.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.1%
Consumer Staples	1.4
Energy	13.9
Financials	24.2
Health Care	4.0
Industrials	10.9
Information Technology	8.2
Materials	9.5
Telecommunication Services	5.4
Utilities	3.4

Total	95.0%

Short-Term Investments	5.0
Other Assets & Liabilities	0.0 *

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

Composition by Currency

as of April 30, 2018

Description	Percentage of Net Assets
Australian Dollar	0.6%
Brazilian Real	0.7
British Pound	14.2
Canadian Dollar	2.3
Danish Krone	0.7
Euro	23.4
Hong Kong Dollar	4.8
Hungarian Forint	0.4
Indian Rupee	0.9
Japanese Yen	30.9
Norwegian Krone	0.5
South African Rand	1.5
South Korean Won	3.2
Swedish Krona	1.3
Swiss Franc	4.2
Taiwanese Dollar	2.0
United States Dollar	8.4
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

19

Hartford International/Global Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2017 through April 30, 2018, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Emerging Markets Equity Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,040.00	$6.73		$1,000.00	$1,018.20	$6.66	1.33%	181	365
Class C	$1,000.00	$1,034.80	$11.10		$1,000.00	$1,013.89	$10.99	2.20%	181	365
Class I	$1,000.00	$1,040.60	$5.36		$1,000.00	$1,019.54	$5.31	1.06%	181	365
Class R3	$1,000.00	$1,036.80	$8.53		$1,000.00	$1,016.41	$8.45	1.69%	181	365
Class R4	$1,000.00	$1,039.40	$6.78		$1,000.00	$1,018.15	$6.71	1.34%	181	365
Class R5	$1,000.00	$1,040.10	$5.56		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class R6(1)	$1,000.00	$983.40	$1.62	(2)	$1,000.00	$1,019.94	$4.91	0.98%	181	365
Class Y	$1,000.00	$1,040.60	$5.16		$1,000.00	$1,019.74	$5.11	1.02%	181	365
Class F	$1,000.00	$1,041.50	$4.96		$1,000.00	$1,019.94	$4.91	0.98%	181	365

*	Please note that while Class R6 shares commenced operations on February 28, 2018, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2017 to April 30, 2018.
(1)	Inception date of Class R6 shares was February 28, 2018.
(2)	Expenses paid during the period February 28, 2018 through April 30, 2018.

20

Hartford International/Global Equity Funds

Expense Examples (Unaudited) – (continued)

Hartford Environmental Opportunities Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$968.80	$5.52	$1,000.00	$1,019.19	$5.66	1.13%	181	365
Class C	$1,000.00	$970.20	$4.93	$1,000.00	$1,019.79	$5.06	1.01%	181	365
Class I	$1,000.00	$970.00	$4.05	$1,000.00	$1,020.68	$4.16	0.83%	181	365
Class R3	$1,000.00	$969.60	$5.08	$1,000.00	$1,019.64	$5.21	1.04%	181	365
Class R4	$1,000.00	$969.60	$4.83	$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class R5	$1,000.00	$969.80	$4.54	$1,000.00	$1,020.18	$4.66	0.93%	181	365
Class R6	$1,000.00	$970.70	$4.01	$1,000.00	$1,020.73	$4.11	0.82%	181	365
Class Y	$1,000.00	$970.50	$4.06	$1,000.00	$1,020.68	$4.16	0.83%	181	365
Class F	$1,000.00	$970.70	$4.01	$1,000.00	$1,020.73	$4.11	0.82%	181	365

Hartford Global Capital Appreciation Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,019.20	$6.26	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class C	$1,000.00	$1,015.20	$9.94	$1,000.00	$1,014.93	$9.94	1.99%	181	365
Class I	$1,000.00	$1,020.80	$4.71	$1,000.00	$1,020.13	$4.71	0.94%	181	365
Class R3	$1,000.00	$1,018.90	$6.76	$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,020.40	$5.26	$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,020.70	$4.76	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class Y	$1,000.00	$1,021.30	$4.51	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F	$1,000.00	$1,021.40	$4.31	$1,000.00	$1,020.53	$4.31	0.86%	181	365

Hartford Global Equity Income Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,017.60	$6.15	$1,000.00	$1,018.70	$6.16	1.23%	181	365
Class C	$1,000.00	$1,013.40	$9.98	$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,019.10	$4.56	$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class R3	$1,000.00	$1,015.60	$7.25	$1,000.00	$1,017.60	$7.25	1.45%	181	365
Class R4	$1,000.00	$1,018.00	$5.75	$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R5	$1,000.00	$1,019.60	$4.26	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class Y	$1,000.00	$1,020.10	$4.01	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class F	$1,000.00	$1,019.80	$4.01	$1,000.00	$1,020.83	$4.01	0.80%	181	365

21

Hartford International/Global Equity Funds

Expense Examples (Unaudited) – (continued)

Hartford International Equity Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,030.90	$5.29		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class C	$1,000.00	$1,026.70	$8.94		$1,000.00	$1,015.97	$8.90	1.78%	181	365
Class I	$1,000.00	$1,032.40	$3.53		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class R3	$1,000.00	$1,029.20	$6.74		$1,000.00	$1,018.15	$6.71	1.34%	181	365
Class R4	$1,000.00	$1,030.50	$5.24		$1,000.00	$1,019.64	$5.21	1.04%	181	365
Class R5	$1,000.00	$1,032.00	$3.73		$1,000.00	$1,021.13	$3.71	0.74%	181	365
Class R6(1)	$1,000.00	$1,000.00	$0.90	(2)	$1,000.00	$1,022.12	$2.71	0.54%	181	365
Class Y	$1,000.00	$1,032.00	$3.12		$1,000.00	$1,021.72	$3.11	0.62%	181	365
Class F	$1,000.00	$1,033.10	$3.13		$1,000.00	$1,021.72	$3.11	0.62%	181	365

*	Please note that while Class R6 shares commenced operations on February 28, 2018, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2017 to April 30, 2018.
(1)	Inception date of Class R6 shares was February 28, 2018.
(2)	Expenses paid during the period February 28, 2018 through April 30, 2018.

The Hartford International Growth Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,037.60	$6.57		$1,000.00	$1,018.35	$6.51	1.30%	181	365
Class C	$1,000.00	$1,034.30	$10.34		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class I	$1,000.00	$1,039.30	$5.01		$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class R3	$1,000.00	$1,036.00	$8.08		$1,000.00	$1,016.86	$8.00	1.60%	181	365
Class R4	$1,000.00	$1,037.70	$6.57		$1,000.00	$1,018.35	$6.51	1.30%	181	365
Class R5	$1,000.00	$1,039.10	$5.06		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class R6(1)	$1,000.00	$1,004.30	$1.51	(2)	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class Y	$1,000.00	$1,039.40	$4.65		$1,000.00	$1,020.23	$4.61	0.92%	181	365
Class F	$1,000.00	$1,039.80	$4.55		$1,000.00	$1,020.33	$4.51	0.90%	181	365

*	Please note that while Class R6 shares commenced operations on February 28, 2018, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2017 to April 30, 2018.
(1)	Inception date of Class R6 shares was February 28, 2018.
(2)	Expenses paid during the period February 28, 2018 through April 30, 2018.

22

Hartford International/Global Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford International Opportunities Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,014.20	$5.49	$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class C	$1,000.00	$1,010.60	$9.27	$1,000.00	$1,015.57	$9.30	1.86%	181	365
Class I	$1,000.00	$1,015.40	$3.90	$1,000.00	$1,020.93	$3.91	0.78%	181	365
Class R3	$1,000.00	$1,012.90	$7.04	$1,000.00	$1,017.80	$7.05	1.41%	181	365
Class R4	$1,000.00	$1,013.80	$5.54	$1,000.00	$1,019.29	$5.56	1.11%	181	365
Class R5	$1,000.00	$1,015.90	$4.00	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R6	$1,000.00	$1,016.00	$3.50	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class Y	$1,000.00	$1,016.30	$3.65	$1,000.00	$1,021.18	$3.66	0.73%	181	365
Class F	$1,000.00	$1,016.30	$3.50	$1,000.00	$1,021.32	$3.51	0.70%	181	365

The Hartford International Small Company Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,035.60	$7.37	$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class C	$1,000.00	$1,031.80	$11.13	$1,000.00	$1,013.84	$11.04	2.21%	181	365
Class I	$1,000.00	$1,037.90	$5.46	$1,000.00	$1,019.44	$5.41	1.08%	181	365
Class R3	$1,000.00	$1,035.00	$8.33	$1,000.00	$1,016.61	$8.25	1.65%	181	365
Class R4	$1,000.00	$1,036.30	$6.82	$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R5	$1,000.00	$1,038.10	$5.31	$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class Y	$1,000.00	$1,038.40	$5.00	$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class F	$1,000.00	$1,037.80	$4.95	$1,000.00	$1,019.94	$4.91	0.98%	181	365

The Hartford International Value Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,034.80	$6.00	$1,000.00	$1,018.89	$5.96	1.19%	181	365
Class C	$1,000.00	$1,031.40	$9.67	$1,000.00	$1,015.27	$9.59	1.92%	181	365
Class I	$1,000.00	$1,036.40	$4.49	$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class R3	$1,000.00	$1,033.30	$7.76	$1,000.00	$1,017.16	$7.70	1.54%	181	365
Class R4	$1,000.00	$1,034.80	$6.26	$1,000.00	$1,018.65	$6.21	1.24%	181	365
Class R5	$1,000.00	$1,036.00	$4.64	$1,000.00	$1,020.23	$4.61	0.92%	181	365
Class Y	$1,000.00	$1,036.80	$4.34	$1,000.00	$1,020.53	$4.31	0.86%	181	365
Class F	$1,000.00	$1,036.70	$4.14	$1,000.00	$1,020.73	$4.11	0.82%	181	365

23

Hartford Emerging Markets Equity Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2%
	Brazil - 4.9%
76,404	Banco Santander Brasil S.A. ADR	$828,219
38,959	Cia de Saneamento Basico do Estado de Sao Paulo ADR	388,811
131,000	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	519,782
61,859	Estacio Participacoes S.A.	563,286
53,259	IRB Brasil Resseguros S.A.	719,100
36,200	Itau Unibanco Holding S.A.	527,107
347	Itausa - Investimentos Itau S.A.*	1,337
34,386	JBS S.A.	85,886
19,205	SLC Agricola S.A.	245,161
28,998	Suzano Papel e Celulose S.A.	339,877
28,951	Telefonica Brasil S.A. ADR	408,788
51,276	TIM Participacoes S.A. ADR	1,166,529
92,152	Vale S.A.	1,280,269
44,578	Via Varejo S.A.	378,567

		7,452,719

	Cayman Islands - 0.4%
84,555	Chlitina Holding Ltd.	551,517

	Chile - 0.5%
9,825	Empresas COPEC S.A.	160,391
9,453	Enel Americas S.A. ADR	107,292
69,242	Enel Chile S.A. ADR	430,685

		698,368

	China - 22.3%
79,656	Agile Group Holdings Ltd.	157,129
2,904,670	Agricultural Bank of China Ltd. Class H	1,637,687
18,828	Alibaba Group Holding Ltd. ADR*	3,361,551
103,120	Anhui Conch Cement Co., Ltd. Class H	643,621
9,146	Autohome, Inc. ADR	892,192
2,338	Baidu, Inc. ADR*	586,604
2,527,068	Bank of China Ltd. Class H	1,371,771
2,774,874	Bank of Communications Co., Ltd. Class H	2,270,636
193,349	China CITIC Bank Corp. Ltd. Class H	138,215
2,131,161	China Construction Bank Corp. Class H	2,232,729
75,373	China Everbright Bank Co., Ltd. Class H	37,667
304,258	China Huarong Asset Management Co. Ltd.(1)	104,789
52,780	China Merchants Bank Co., Ltd. Class H	230,142
2,285,754	China Petroleum & Chemical Corp. Class H	2,226,002
187,019	China Shenhua Energy Co., Ltd. Class H	458,731
98,306	China Southern Airlines Co., Ltd. Class H	105,852
834,340	China Telecom Corp. Ltd. Class H	404,431
218,500	Chongqing Rural Commercial Bank Co., Ltd. Class H	167,147
808,431	CNOOC Ltd.	1,367,633
75,045	Country Garden Holdings Co., Ltd.	153,022
14,291	Daqo New Energy Corp. ADR*	762,425
563,318	Dongfeng Motor Group Co., Ltd. Class H	622,936
165,846	Fosun International Ltd.	352,422
221,257	Guangzhou Automobile Group Co., Ltd. Class H	405,280
1,423,985	Industrial & Commercial Bank of China Ltd. Class H	1,250,089
590,570	Lenovo Group Ltd.	280,389
203,378	Ping An Insurance Group Co. of China Ltd. Class H	1,987,288
644,175	Sihuan Pharmaceutical Holdings Group Ltd.	155,689
339,102	Sinopharm Group Co., Ltd. Class H	1,430,090
74,264	Sinotrans Ltd. Class H	42,550
112,944	Tencent Holdings Ltd.	5,552,653
158,612	Tianneng Power International Ltd.	228,860

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2% - (continued)
	China - 22.3% - (continued)
142,331	Tingyi Cayman Islands Holding Corp.	$269,841
4,480	Weibo Corp. ADR*	513,050
336,225	Weichai Power Co., Ltd. Class H	389,230
11,244	YY, Inc. ADR*	1,083,809

		33,874,152

	Colombia - 0.2%
14,606	Ecopetrol S.A. ADR(2)	322,500

	Czech Republic - 0.5%
29,048	CEZ AS	742,833

	Greece - 0.3%
14,251	Hellenic Telecommunications Organization S.A.	207,471
8,038	Motor Oil Hellas Corinth Refineries S.A.	191,522

		398,993

	Hong Kong - 4.8%
313,650	China Mobile Ltd.	2,987,983
94,903	China Resources Land Ltd.	356,430
808,450	CITIC Ltd.	1,232,886
69,662	Haier Electronics Group Co., Ltd.	241,015
363,321	Ju Teng International Holdings Ltd.	70,720
132,091	Kingboard Chemical Holdings Ltd.	537,384
512,035	Kingboard Laminates Holdings Ltd.	682,488
266,974	Lee & Man Paper Manufacturing Ltd.	294,066
245,545	Nine Dragons Paper Holdings Ltd.	366,220
120,082	Shimao Property Holdings Ltd.	317,625
73,665	Sino Biopharmaceutical Ltd.	155,124

		7,241,941

	Hungary - 0.3%
10,867	OTP Bank Nyrt	473,838

	India - 9.9%
32,517	Bata India Ltd.	390,014
43,581	Bharat Forge Ltd.	503,756
218,928	GAIL India Ltd.	1,063,825
70,860	HCL Technologies Ltd.	1,115,056
48,188	Hexaware Technologies Ltd.	322,844
141,148	Hindustan Petroleum Corp. Ltd.	641,450
455,760	Indian Oil Corp. Ltd.	1,102,872
170,511	Indraprastha Gas Ltd.	731,977
62,141	Infosys Ltd.	1,113,710
32,939	Jindal Steel & Power Ltd.*	123,272
95,518	JSW Steel Ltd.	462,279
7,170	Jubilant Foodworks Ltd.	271,268
47,637	Jubilant Life Sciences Ltd.	625,878
5,422	Maruti Suzuki India Ltd.	713,475
61,590	Mindtree Ltd.	995,842
43,875	NIIT Technologies Ltd.	759,776
420,157	Oil & Natural Gas Corp. Ltd.	1,133,495
57,465	Phillips Carbon Black Ltd.	223,206
472,228	Power Finance Corp. Ltd.	619,234
12,312	Radico Khaitan Ltd.	76,827
45,440	Reliance Infrastructure Ltd.	304,922
5,300	Shriram Transport Finance Co., Ltd.	127,350
137,229	Tata Global Beverages Ltd.	609,098
26,026	Tech Mahindra Ltd.	260,380
16,645	Titan Co., Ltd.	244,094
13,280	Vakrangee Ltd.	19,813
2,351	Venky’s India Ltd.	136,952
39,459	Wipro Ltd.	163,687

The accompanying notes are an integral part of these financial statements.

24

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2% - (continued)
	India - 9.9% - (continued)
45,820	Wipro Ltd. ADR	$219,020

		15,075,372

	Indonesia - 1.7%
1,292,456	Adaro Energy Tbk PT	169,249
1,565,737	Bank Negara Indonesia Persero Tbk PT	901,420
3,685,762	Bank Rakyat Indonesia Persero Tbk PT	849,820
1,165,795	Bank Tabungan Negara Persero Tbk PT	259,806
67,815	Gudang Garam Tbk PT	336,896

		2,517,191

	Malaysia - 3.3%
506,830	AirAsia Group Bhd	495,131
796,276	CIMB Group Holdings Bhd	1,451,177
175,858	Hartalega Holdings Bhd	261,728
16,759	Malaysia Airports Holdings Bhd	38,486
281,422	MISC Bhd	511,006
7,346	Nestle Malaysia Bhd	258,048
283,605	Petronas Chemicals Group Bhd	609,294
341,762	Tenaga Nasional Bhd	1,376,164

		5,001,034

	Mexico - 3.6%
1,061,422	America Movil S.A.B. de C.V. Series L	981,850
194,774	Grupo Financiero Banorte S.A.B. de C.V. Series O	1,218,089
244,645	Grupo Mexico S.A.B. de C.V. Series B	809,987
892,853	Wal-Mart de Mexico S.A.B. de C.V.	2,482,528

		5,492,454

	Philippines - 0.0%
334,326	Megaworld Corp.	29,012

	Poland - 0.6%
26,666	Energa S.A.	77,918
6,480	Jastrzebska Spolka Weglowa S.A.*	151,949
243	LPP S.A.	631,954

		861,821

	Qatar - 0.2%
31,012	Barwa Real Estate Co.	301,091

	Russia - 2.6%
145,061	Gazprom PJSC ADR	669,383
7,084	LUKOIL PJSC ADR	472,189
117,675	Mobile TeleSystems PJSC ADR	1,235,587
6,938	Novolipetsk Steel PJSC GDR	176,826
13,376	Rostelecom PJSC ADR	81,779
65,034	Sberbank of Russia PJSC ADR	961,609
10,660	Severstal PJSC GDR	169,661
35,457	Surgutneftegas OJSC ADR	166,164

		3,933,198

	Singapore - 0.2%
202,595	IGG, Inc.	304,682

	South Africa - 5.3%
43,840	Barloworld Ltd.	594,873
32,608	Clicks Group Ltd.	558,979
339,370	Growthpoint Properties Ltd. REIT	792,272
3,677	Kumba Iron Ore Ltd.	78,550
7,768	Mondi Ltd.	226,814
27,130	Mr. Price Group Ltd.	595,336
8,526	Naspers Ltd. Class N	2,077,100
291,621	RMB Holdings Ltd.	1,829,125
15,887	Sanlam Ltd.(2)	100,359

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2% - (continued)
	South Africa - 5.3% - (continued)
66,490	Standard Bank Group Ltd.	$1,140,343

		7,993,751

	South Korea - 14.7%
21,243	BNK Financial Group, Inc.	206,731
2,684	CJ O Shopping Co., Ltd.	559,868
6,026	DB Insurance Co., Ltd.	353,726
22,941	Hana Financial Group, Inc.	1,019,342
11,642	Hanwha Corp.	432,847
4,640	Hyundai Marine & Fire Insurance Co., Ltd.	165,774
32,378	Industrial Bank of Korea	507,746
3,452	ING Life Insurance Korea Ltd.(1)	132,618
37,882	KB Financial Group, Inc.	2,152,268
5,228	Kia Motors Corp.	161,413
78,469	KT Corp. ADR	1,053,839
3,529	LG Corp.	266,950
10,496	LG Electronics, Inc.	995,218
1,481	Lotte Chemical Corp.	570,299
1,065	OCI Co., Ltd.	154,383
2,839	POSCO	978,208
2,970	Samsung Card Co., Ltd.	103,570
2,805	Samsung Electronics Co., Ltd.*(3)(4)	6,952,491
12,320	Shinhan Financial Group Co., Ltd.	548,568
569	Shinsegae, Inc.	220,848
28,146	SK Hynix, Inc.	2,213,513
4,842	SK Innovation Co., Ltd.	887,278
5,282	SK Telecom Co., Ltd.	1,128,568
33,193	Woori Bank	495,553

		22,261,619

	Taiwan - 11.6%
834,216	Acer, Inc.*	636,208
146,335	Asustek Computer, Inc.	1,367,592
382,373	AU Optronics Corp.	157,674
325,329	Cathay Financial Holding Co., Ltd.	583,561
192,414	Chailease Holding Co., Ltd.	702,065
138,894	China Life Insurance Co., Ltd.	150,484
569,663	Chipbond Technology Corp.	1,128,843
908,319	CTBC Financial Holding Co., Ltd.	647,779
492,890	Formosa Chemicals & Fibre Corp.	1,810,952
543,394	Fubon Financial Holding Co., Ltd.	929,669
245,894	Gigabyte Technology Co., Ltd.	537,670
16,510	Globalwafers Co., Ltd.	266,348
165,742	Grand Pacific Petrochemical	183,381
375,969	HannStar Display Corp.	103,109
16,212	Hiwin Technologies Corp.	244,216
217,569	Micro-Star International Co., Ltd.	679,502
89,201	Nanya Technology Corp.	277,672
118,577	Pou Chen Corp.	148,289
463,767	Radiant Opto-Electronics Corp.	957,286
1,105,412	Shin Kong Financial Holding Co., Ltd.	449,264
8,272	St Shine Optical Co., Ltd.	221,775
384,827	Taiwan Semiconductor Manufacturing Co., Ltd.*	2,931,357
51,670	TCI Co., Ltd.	758,076
241,074	Uni-President Enterprises Corp.	580,184
29,603	Yageo Corp.*	620,508
1,015,067	Yuanta Financial Holding Co., Ltd.	484,443

		17,557,907

	Thailand - 4.6%
63,716	Airports of Thailand PCL	143,341
31,100	Bangkok Bank PCL	198,073

The accompanying notes are an integral part of these financial statements.

25

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.2% - (continued)
	Thailand - 4.6% - (continued)
815,158	Beauty Community PCL NVDR	$598,963
482,435	CP ALL PCL	1,329,906
2,782,931	IRPC PCL	621,662
21,108	Kiatnakin Bank PCL	49,326
145,866	Krung Thai Bank PCL	84,118
52,702	Krungthai Card PCL	611,183
28,723	PTT Exploration & Production PCL	121,954
267,477	PTT Global Chemical PCL	830,569
722,520	PTT PCL	1,293,485
262,525	RS PCL*	228,753
31,853	Siam Cement PCL	471,369
92,090	Thai Oil PCL	275,015
34,340	Tisco Financial Group PCL	96,568
24,828	Tisco Financial Group PCL NVDR	69,645

		7,023,930

	Turkey - 1.0%
4,414	BIM Birlesik Magazalar AS	74,997
128,219	Eregli Demir ve Celik Fabrikalari T.A.S.	320,065
11,452	Ford Otomotiv Sanayi AS	157,656
113,310	Haci Omer Sabanci Holding AS	267,971
15,186	TAV Havalimanlari Holding AS	81,740
70,035	Tekfen Holding A.S.	265,029
67,311	Turkiye Is Bankasi AS	101,994
179,058	Turkiye Vakiflar Bankasi TAO	263,464

		1,532,916

	United Arab Emirates - 0.7%
642,292	Aldar Properties PJSC	366,638
359,254	Dubai Islamic Bank PJSC	537,930
45,665	First Abu Dhabi Bank PJSC	153,926

		1,058,494

	Total Common Stocks (cost $129,698,172)	$142,701,333

PREFERRED STOCKS - 2.4%
	Brazil - 2.4%
75,700	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	$434,121
502,400	Itausa - Investimentos Itau S.A.*	1,951,834
188,300	Petroleo Brasileiro S.A.*	1,234,657

		3,620,612

	Total Preferred Stocks (cost $3,694,092)	$3,620,612

WARRANTS - 0.0%
	Thailand - 0.0%
89,713	Thaifoods Group PCL Expires 5/20/18*	$2,587

	Total Warrants (cost $—)	$2,587

	Total Long-Term Investments (cost $133,392,264)	$146,324,532

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.8%
	Other Investment Pools & Funds - 2.5%
3,781,634	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(5)	$3,781,634

	Securities Lending Collateral - 0.3%
21,158	Citibank NA DDCA, 1.50%, 5/1/2018(5)	21,158
225,157	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(5)	225,157
176,835	Invesco Government & Agency Portfolio, 1.60%(5)	176,835

		423,150

	Total Short-Term Investments (cost $4,204,784)	$4,204,784

Total Investments (cost $137,597,048)	99.4%	$150,529,316
Other Assets and Liabilities	0.6%	969,719

Total Net Assets	100.0%	$151,499,035

The accompanying notes are an integral part of these financial statements.

26

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $237,407, which represented 0.2% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $6,952,491, which represented 4.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of this security was $6,952,491, which represented 4.6% of total net assets.

(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	41	06/15/2018	$2,362,010	$(82,815)

Total futures contracts				$(82,815)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

27

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$7,452,719	$7,452,719	$—	$—
Cayman Islands	551,517	—	551,517	—
Chile	698,368	698,368	—	—
China	33,874,152	8,899,562	24,974,590	—
Colombia	322,500	322,500	—	—
Czech Republic	742,833	742,833	—	—
Greece	398,993	—	398,993	—
Hong Kong	7,241,941	—	7,241,941	—
Hungary	473,838	—	473,838	—
India	15,075,372	219,020	14,856,352	—
Indonesia	2,517,191	—	2,517,191	—
Malaysia	5,001,034	38,486	4,962,548	—
Mexico	5,492,454	5,492,454	—	—
Philippines	29,012	—	29,012	—
Poland	861,821	—	861,821	—
Qatar	301,091	301,091	—	—
Russia	3,933,198	1,235,587	2,697,611	—
Singapore	304,682	—	304,682	—
South Africa	7,993,751	2,172,938	5,820,813	—
South Korea	22,261,619	1,053,839	14,255,289	6,952,491
Taiwan	17,557,907	—	17,557,907	—
Thailand	7,023,930	5,685,880	1,338,050	—
Turkey	1,532,916	—	1,532,916	—
United Arab Emirates	1,058,494	537,930	520,564	—
Preferred Stocks	3,620,612	3,620,612	—	—
Warrants	2,587	2,587	—	—
Short-Term Investments	4,204,784	4,204,784	—	—

Total	$150,529,316	$42,681,190	$100,895,635	$6,952,491

Liabilities
Futures Contracts(2)	$(82,815)	$(82,815)	$—	$—

Total	$(82,815)	$(82,815)	$—	$—

(1)	For the six-month period ended April 30, 2018, investments valued at $432,864 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $598,710 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor; and investments valued at $4,232,585 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2018:

	Common Stocks	Total
Beginning balance	$—	$—
Purchases	2,497,390	2,497,390
Sales	—	—
Accrued discounts/(premiums)	—	—
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/depreciation	222,516	222,516
Transfers into Level 3	4,232,585	4,232,585
Transfers out of Level 3	—	—

Ending balance	$6,952,491	$6,952,491

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2018 was $222,516.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

28

Hartford Environmental Opportunities Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Austria - 1.2%
52,782	Zumtobel Group AG	$478,326

	Brazil - 2.7%
66,080	Cia de Saneamento do Parana	1,112,902

	Canada - 2.1%
48,073	Boralex, Inc. Class A	859,282

	China - 8.3%
1,841,607	China Longyuan Power Group Corp. Ltd. Class H	1,808,863
3,493,590	Huaneng Renewables Corp. Ltd. Class H	1,551,512

		3,360,375

	France - 4.7%
22,800	Cie de Saint-Gobain	1,192,919
45,449	Rexel S.A.	704,539

		1,897,458

	Germany - 2.3%
7,373	Siemens AG	936,333

	Japan - 7.8%
7,310	Daikin Industries Ltd.	853,923
41,365	Fujitsu General Ltd.	673,492
15,935	Kyudenko Corp.	744,547
50,745	Sekisui Chemical Co., Ltd.	897,683

		3,169,645

	Netherlands - 2.3%
48,149	Arcadis N.V.(1)	946,862

	Spain - 3.2%
167,635	Iberdrola S.A.	1,295,138

	Sweden - 3.6%
30,287	Electrolux AB Series B	797,053
65,623	Nibe Industrier AB Class B	668,630

		1,465,683

	Switzerland - 2.1%
35,642	ABB Ltd.	831,013

	United Kingdom - 5.7%
11,368	Aptiv plc	961,505
125,168	Smart Metering Systems plc	1,372,689

		2,334,194

	United States - 49.8%
19,485	AquaVenture Holdings Ltd.*	285,650
25,586	Avangrid, Inc.	1,348,638
20,364	Clean Harbors, Inc.*	932,671
11,419	Eaton Corp. plc	856,768
20,596	Edison International	1,349,450
14,978	First Solar, Inc.*	1,062,090
65,908	Green Plains, Inc.	1,225,889
49,234	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	955,632
6,009	Hubbell, Inc.	624,095
5,556	Illinois Tool Works, Inc.	789,063
25,353	Itron, Inc.*	1,658,086
22,814	Johnson Controls International plc	772,710
85,499	Mueller Water Products, Inc. Class A	837,035
6,754	NextEra Energy, Inc.	1,107,048
42,559	NRG Yield, Inc. Class C	757,550
15,568	Pattern Energy Group, Inc.	283,026
14,139	Pentair plc	951,272
14,758	Tetra Tech, Inc.	714,287

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	United States - 49.8% - (continued)
9,354	Verisk Analytics, Inc.*	$995,734
12,973	Waste Management, Inc.	1,054,575
8,708	Watts Water Technologies, Inc. Class A	648,746
13,966	Xylem, Inc.	1,018,122

		20,228,137

	Total Common Stocks (cost $35,250,923)	$38,915,348

	Total Long-Term Investments (cost $35,250,923)	$38,915,348

SHORT-TERM INVESTMENTS - 3.7%
	Other Investment Pools & Funds - 3.7%
1,521,281	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(2)	$1,521,281

	Total Short-Term Investments (cost $1,521,281)	$1,521,281

Total Investments (cost $36,772,204)	99.5%	$40,436,629
Other Assets and Liabilities	0.5%	206,079

Total Net Assets	100.0%	$40,642,708

The accompanying notes are an integral part of these financial statements.

29

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

30

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Austria	$478,326	$—	$478,326	$—
Brazil	1,112,902	1,112,902	—	—
Canada	859,282	859,282	—	—
China	3,360,375	—	3,360,375	—
France	1,897,458	—	1,897,458	—
Germany	936,333	—	936,333	—
Japan	3,169,645	—	3,169,645	—
Netherlands	946,862	—	946,862	—
Spain	1,295,138	—	1,295,138	—
Sweden	1,465,683	—	1,465,683	—
Switzerland	831,013	—	831,013	—
United Kingdom	2,334,194	961,505	1,372,689	—
United States	20,228,137	20,228,137	—	—
Short-Term Investments	1,521,281	1,521,281	—	—

Total	$40,436,629	$24,683,107	$15,753,522	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

31

Hartford Global Capital Appreciation Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 2.3%
18,451	Aptiv plc	$1,560,585
1,847,443	Chongqing Changan Automobile Co., Ltd. Class B	1,725,661
21,438	Daimler AG	1,685,414
21,600	Ferrari N.V.	2,649,819
94,104	General Motors Co.	3,457,381
40,249	Magna International, Inc.	2,377,103
76,870	Mazda Motor Corp.	1,068,793
39,315	Valeo S.A.	2,628,570
34,290	Volkswagen AG	7,071,792

		24,225,118

	Banks - 7.8%
279,137	Bank of America Corp.	8,351,779
673,559	Bank of Ireland Group plc	6,042,767
83,261	Bank of Nova Scotia	5,117,451
61,429	BNP Paribas S.A.	4,742,273
2,657,000	China Construction Bank Corp. Class H	2,783,629
301,000	China Merchants Bank Co., Ltd. Class H	1,312,480
34,892	Citigroup, Inc.	2,382,077
31,346	Citizens Financial Group, Inc.	1,300,546
20,551	First Republic Bank	1,908,571
272,689	HSBC Holdings plc	2,714,885
377,893	ICICI Bank Ltd.	1,607,496
110,462	ICICI Bank Ltd. ADR	940,032
87,035	IndusInd Bank Ltd.	2,464,288
94,678	ING Groep N.V.	1,595,373
417,900	Itau Unibanco Holding S.A.	6,085,030
180,735	Itau Unibanco Holding S.A. ADR	2,626,080
21,427	JP Morgan Chase & Co.	2,330,829
158,601	KeyCorp	3,159,332
295,464	LIC Housing Finance Ltd.	2,407,804
332,100	Mitsubishi UFJ Financial Group, Inc.	2,225,516
26,786	PNC Financial Services Group, Inc.	3,900,309
31,586	Royal Bank of Canada	2,402,007
28,900	Sberbank of Russia PJSC ADR	427,323
163,094	State Bank of India	599,814
56,197	Sumitomo Mitsui Financial Group, Inc.	2,342,192
53,906	SunTrust Banks, Inc.	3,600,921
34,505	Toronto-Dominion Bank	1,937,891
107,218	UniCredit S.p.A.	2,324,477
38,829	US Bancorp	1,958,923

		81,592,095

	Capital Goods - 6.7%
8,565	3M Co.	1,664,950
64,651	AerCap Holdings N.V.*	3,370,257
20,074	Airbus SE	2,356,348
39,075	Alstom S.A.	1,779,023
126,344	Assa Abloy AB Class B(1)	2,647,781
71,860	Brenntag AG	4,115,564
65,697	Cie de Saint-Gobain	3,437,334
1,077,579	Cobham plc*	1,701,901
16,746	Deere & Co.	2,266,236
13,829	General Dynamics Corp.	2,783,916
298,900	Hazama Ando Corp.	2,401,633
17,386	Honeywell International, Inc.	2,515,406
12,700	Illinois Tool Works, Inc.	1,803,654
36,900	Johnson Controls International plc	1,249,803
67,300	Komatsu Ltd.	2,294,170
23,978	Legrand S.A.	1,865,798

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Capital Goods - 6.7% - (continued)
187,136	Leonardo S.p.A.	$2,162,281
56,600	LIXIL Group Corp.	1,267,608
8,951	Lockheed Martin Corp.	2,871,839
116,200	Minebea Mitsumi, Inc.	2,324,094
349,962	QinetiQ Group plc	1,106,314
9,358	Raytheon Co.	1,917,828
18,924	Safran S.A.	2,219,597
336,890	Sanwa Holdings Corp.	4,326,035
9,653	Schindler Holding AG	1,931,559
32,221	Schneider Electric SE	2,920,652
96,776	Ultra Electronics Holdings plc	1,875,899
21,713	United Technologies Corp.	2,608,817
42,131	Vinci S.A.(1)	4,212,411

		69,998,708

	Commercial & Professional Services - 1.8%
39,606	ADT, Inc.(1)	352,890
213,088	Atento S.A.	1,598,160
11,298	CoStar Group, Inc.*	4,142,525
81,550	Experian plc	1,868,487
63,294	IHS Markit Ltd.*	3,109,634
2,210	Klarna Holding AB*(2)(3)(4)(5)	303,360
345,321	Prosegur Cia de Seguridad S.A.	2,610,348
108,893	RELX plc	2,327,369
168,140	Steelcase, Inc. Class A	2,227,855

		18,540,628

	Consumer Durables & Apparel - 4.1%
9,655	adidas AG	2,372,903
25,845	Cie Financiere Richemont S.A.	2,456,791
6,277,165	Global Brands Group Holding Ltd.*	309,333
52,643	Kaufman & Broad S.A.	2,773,332
103,999	Neinor Homes S.A.*(1)(3)	2,013,329
95,784	Newell Brands, Inc.	2,646,512
163,388	NIKE, Inc. Class B	11,174,105
482,400	Samsonite International S.A.	2,175,958
116,011	Sony Corp.	5,418,421
39,314	Tapestry, Inc.	2,113,914
266,460	Under Armour, Inc. Class A*(1)	4,732,330
323,674	Under Armour, Inc. Class C*(1)	4,968,396

		43,155,324

	Consumer Services - 3.2%
15,741	Chipotle Mexican Grill, Inc.*	6,663,638
129,023	Compass Group plc	2,767,899
202,061	DraftKings, Inc.*(2)(3)(4)(5)	268,741
126,751	GVC Holdings plc	1,551,508
16,200	Hilton Worldwide Holdings, Inc.	1,277,208
62,378	Las Vegas Sands Corp.	4,574,179
27,056	McDonald’s Corp.	4,530,257
96,559	Melco Resorts & Entertainment Ltd. ADR	3,013,606
82,329	MGM Resorts International	2,586,777
31,772	New Oriental Education & Technology Group, Inc. ADR	2,854,396
77,207	OPAP S.A.	923,809
125,474	Parques Reunidos Servicios Centrales SAU(3)	2,063,735

		33,075,753

	Diversified Financials - 3.0%
36,492	American Express Co.	3,603,585
821,739	Anima Holding S.p.A.(3)	5,895,932
34,751	ASX Ltd.	1,527,750

The accompanying notes are an integral part of these financial statements.

32

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Diversified Financials - 3.0% - (continued)
12,115	Berkshire Hathaway, Inc. Class B*	$2,347,039
37,836	Brookfield Asset Management, Inc. Class A	1,499,649
122,534	Cerved Information Solutions S.p.A.	1,482,774
44,500	Intercontinental Exchange, Inc.	3,224,470
157,250	J2 Acquisition Ltd.*(3)	1,489,157
72,280	Ocean Outdoor Ltd.*(2)(3)(4)(5)	692,081
44,172	Synchrony Financial	1,465,185
44,218	TD Ameritrade Holding Corp.	2,568,624
344,383	UBS Group AG*	5,780,431

		31,576,677

	Energy - 5.1%
60,131	Anadarko Petroleum Corp.	4,048,019
123,672	Canadian Natural Resources Ltd.	4,462,086
13,993	Chevron Corp.	1,750,664
23,049	Cimarex Energy Co.	2,318,499
12,790	Concho Resources, Inc.*	2,010,716
21,934	Diamondback Energy, Inc.*	2,817,422
14,426	EOG Resources, Inc.	1,704,721
27,484	Exxon Mobil Corp.	2,136,881
139,659	Halliburton Co.	7,400,530
28,359	Hess Corp.	1,616,179
5,396,085	Hilong Holding Ltd.	818,106
89,563	Imperial Oil Ltd.	2,785,350
147,059	Laredo Petroleum, Inc.*	1,617,649
474,389	Petroleo Brasileiro S.A. ADR*	6,684,141
55,858	Royal Dutch Shell plc Class A	1,943,366
93,908	Southwestern Energy Co.*	385,023
52,920	Tenaris S.A. ADR	1,978,150
38,415	TOTAL S.A.	2,414,448
41,500	TOTAL S.A. ADR	2,598,315
122,340	WPX Energy, Inc.*	2,090,791

		53,581,056

	Food & Staples Retailing - 1.0%
13,356	Costco Wholesale Corp.	2,633,269
159,778	Kroger Co.	4,024,808
54,017	Walgreens Boots Alliance, Inc.	3,589,430

		10,247,507

	Food, Beverage & Tobacco - 4.9%
28,796	Altria Group, Inc.	1,615,744
82,391	British American Tobacco plc	4,518,939
16,645	CJ CheilJedang Corp.	5,321,784
97,956	Coca-Cola Co.	4,232,679
153,030	Diageo plc	5,459,291
37,200	Ezaki Glico Co., Ltd.	2,003,887
32,709	Heineken N.V.	3,443,451
336,900	Kuala Lumpur Kepong Bhd	2,183,405
39,880	Mondelez International, Inc. Class A	1,575,260
61,371	Nestle S.A.	4,754,416
37,442	PepsiCo, Inc.	3,779,395
12,567	Pernod Ricard S.A.	2,087,201
45,879	Philip Morris International, Inc.	3,762,078
189,594	Treasury Wine Estates Ltd.	2,708,158
606,874	Vina Concha y Toro S.A.	1,337,941
664,017	Yantai Changyu Pioneer Wine Co., Ltd. Class B	1,687,824

		50,471,453

	Health Care Equipment & Services - 4.5%
31,033	Abbott Laboratories	1,803,948
11,234	Aetna, Inc.	2,011,448

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Health Care Equipment & Services - 4.5% - (continued)
44,733	Baxter International, Inc.	$3,108,944
7,499	Becton Dickinson and Co.	1,738,793
41,372	Cardinal Health, Inc.	2,654,841
45,933	Danaher Corp.	4,607,999
29,497	Edwards Lifesciences Corp.*	3,756,738
40,743	Envision Healthcare Corp.*	1,514,417
146,633	Koninklijke Philips N.V.	6,206,418
22,069	McKesson Corp.	3,447,399
58,502	Medtronic plc	4,687,765
8,400	Ping An Healthcare and Technology Co., Ltd.*(4)(5)	58,650
2,468,780	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,517,160
74,248	Smith & Nephew plc	1,421,926
33,986	UnitedHealth Group, Inc.	8,034,290

		46,570,736

	Household & Personal Products - 1.9%
12,418	Clorox Co.	1,455,390
49,681	Colgate-Palmolive Co.	3,240,692
242,432	Coty, Inc. Class A	4,206,195
16,365	Kimberly-Clark Corp.	1,694,432
44,271	Procter & Gamble Co.	3,202,564
31,021	Reckitt Benckiser Group plc	2,433,535
60,055	Unilever N.V.	3,430,341

		19,663,149

	Insurance - 4.2%
238,020	AIA Group Ltd.	2,127,232
10,984	Allianz SE	2,597,977
18,423	Allstate Corp.	1,802,138
82,504	American International Group, Inc.	4,620,224
30,960	Chubb Ltd.	4,200,343
425,610	Lancashire Holdings Ltd.	3,492,185
23,740	Marsh & McLennan Cos., Inc.	1,934,810
84,509	MetLife, Inc.	4,028,544
230,000	Ping An Insurance Group Co. of China Ltd. Class H	2,247,422
64,314	Prudential plc	1,653,772
349,613	QBE Insurance Group Ltd.	2,611,112
17,864	RenaissanceRe Holdings Ltd.	2,430,219
101,500	T&D Holdings, Inc.	1,723,875
64,900	Tokio Marine Holdings, Inc.	3,063,101
16,440	Willis Towers Watson plc	2,441,504
7,844	Zurich Insurance Group AG	2,505,651

		43,480,109

	Materials - 6.5%
126,471	Anglo American plc	2,975,768
145,200	Anhui Conch Cement Co., Ltd. Class A	776,073
1,045,500	Anhui Conch Cement Co., Ltd. Class H	6,525,464
125,697	ArcelorMittal*	4,253,586
66,965	Ball Corp.	2,684,627
108,524	BillerudKorsnas AB	1,594,608
24,324	Celanese Corp. Series A	2,643,289
183,896	CRH plc	6,526,660
17,564	Ecolab, Inc.	2,542,740
193,438	First Quantum Minerals Ltd.	2,787,182
46,200	Fuso Chemical Co., Ltd.	1,170,885
562,698	Gerdau S.A. ADR	2,627,800
472,924	Glencore plc*	2,278,072
34,475	International Paper Co.	1,777,531

The accompanying notes are an integral part of these financial statements.

33

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Materials - 6.5% - (continued)
39,700	Nutrien Ltd.	$1,807,286
25,417	Packaging Corp. of America	2,940,493
11,615	PPG Industries, Inc.	1,229,796
38,191	Praxair, Inc.	5,824,891
17,647	Randgold Resources Ltd. ADR	1,431,172
44,641	Reliance Steel & Aluminum Co.	3,924,837
18,500	Shin-Etsu Chemical Co., Ltd.	1,856,469
543,130	Sumitomo Osaka Cement Co., Ltd.	2,486,466
63,534	Taiheiyo Cement Corp.	2,399,041
15,762	Vulcan Materials Co.	1,760,458
28,204	Yara International ASA	1,189,604

		68,014,798

	Media - 0.7%
21,162	CJ E&M Corp.	1,785,460
44,100	Comcast Corp. Class A	1,384,299
102,330	Nippon Television Holdings, Inc.	1,793,625
17,702	Walt Disney Co.	1,776,041

		6,739,425

	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
10,180	Allergan plc	1,564,157
52,518	AstraZeneca plc	3,676,381
138,135	AstraZeneca plc ADR	4,907,937
6,885	Biogen, Inc.*	1,883,736
113,278	Bristol-Myers Squibb Co.	5,905,182
67,134	Exact Sciences Corp.*	3,357,371
26,008	Five Prime Therapeutics, Inc.*	435,634
20,000	Heron Therapeutics, Inc.*	606,000
113,637	Hikma Pharmaceuticals plc	2,003,698
5,108	Hugel, Inc.*	2,397,664
27,700	Incyte Corp.*	1,715,738
33,545	Johnson & Johnson	4,243,107
69,553	Merck & Co., Inc.	4,094,585
86,417	Mylan N.V.*	3,349,523
56,287	Novartis AG	4,332,652
41,600	Ono Pharmaceutical Co., Ltd.	961,595
73,602	Pfizer, Inc.	2,694,569
13,395	Roche Holding AG	2,976,200
24,747	Seattle Genetics, Inc.*	1,266,799
24,177	TESARO, Inc.*	1,230,851
16,161	Thermo Fisher Scientific, Inc.	3,399,467

		57,002,846

	Real Estate - 3.9%
30,649	Aedas Homes SAU*(1)(3)	1,091,846
37,236	American Tower Corp. REIT	5,077,501
10,585	AvalonBay Communities, Inc. REIT	1,725,355
472,605	BR Malls Participacoes S.A.	1,473,181
1,361,020	Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,953,978
72,020	Daiwa House Industry Co., Ltd.	2,633,141
30,227	Equity Residential REIT	1,865,308
85,669	Grivalia Properties REIC A.E. REIT	940,822
706,071	Hibernia plc REIT	1,237,423
111,882	Host Hotels & Resorts, Inc. REIT	2,188,412
70,353	Metrovacesa S.A.*(3)	1,264,179
2,362,644	New South Resources Ltd.*	2,836,611
39,927	Nexity S.A.	2,496,644
353,048	Oberoi Realty Ltd.	2,895,194
24,918	Prologis, Inc. REIT	1,617,427
26,752	Public Storage REIT	5,398,018
10,058	Simon Property Group, Inc. REIT	1,572,468

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Real Estate - 3.9% - (continued)
70,145	STORE Capital Corp. REIT	$1,769,758
1,485	WeWork Companies, Inc. Class A, REIT*(2)(3)(4)(5)	76,938

		40,114,204

	Retailing - 2.4%
727,000	Allstar Co.*(2)(3)(4)(5)	87,240
1,203	Amazon.com, Inc.*	1,884,054
530,581	B&M European Value Retail S.A.	2,956,735
1,344	Booking Holdings, Inc.*	2,927,232
27,664	Dollar Tree, Inc.*	2,652,701
16,111	Expedia Group, Inc.	1,855,021
12,168	Home Depot, Inc.	2,248,646
5,968	Honest Co.*(2)(3)(4)(5)	105,514
73,536	Industria de Diseno Textil S.A.(1)	2,279,482
5,907	JAND, Inc. Class A*(2)(3)(4)(5)	79,213
72,100	Magazine Luiza S.A.	2,196,218
37,934	TJX Cos., Inc.	3,218,700
16,188	Tory Burch LLC*(2)(3)(4)(5)	889,524
23,017	Wayfair, Inc. Class A*	1,433,959

		24,814,239

	Semiconductors & Semiconductor Equipment - 3.8%
53,617	ams AG	4,422,165
14,251	Broadcom, Inc.	3,269,464
67,248	KLA-Tencor Corp.	6,841,811
85,646	Marvell Technology Group Ltd.	1,718,059
25,897	Microchip Technology, Inc.	2,166,543
112,973	Micron Technology, Inc.*	5,194,499
9,934	NVIDIA Corp.	2,234,157
70,466	QUALCOMM, Inc.	3,594,471
14,300	SCREEN Holdings Co., Ltd.	1,169,665
49,920	Silicon Motion Technology Corp. ADR	2,256,883
33,123	SK Hynix, Inc.	2,604,925
388,630	Taiwan Semiconductor Manufacturing Co., Ltd.*	2,960,326
44,891	Teradyne, Inc.	1,461,202

		39,894,170

	Software & Services - 12.5%
29,152	Accenture plc Class A	4,407,782
12,447	Adobe Systems, Inc.*	2,758,255
44,936	Alibaba Group Holding Ltd. ADR*	8,022,873
11,264	Alliance Data Systems Corp.	2,287,155
2,621	Alphabet, Inc. Class A*	2,669,698
10,190	Alphabet, Inc. Class C*	10,366,593
26,693	Amdocs Ltd.	1,795,104
23,877	Automatic Data Processing, Inc.	2,819,396
31,220	Capgemini SE	4,294,802
81,900	DeNA Co., Ltd.	1,560,985
73,363	Descartes Systems Group, Inc.*	2,168,407
65,535	Facebook, Inc. Class A*	11,272,020
20,474	Fidelity National Information Services, Inc.	1,944,416
33,973	Fiserv, Inc.*	2,407,327
11,192	FleetCor Technologies, Inc.*	2,319,878
15,321	ForeScout Technologies, Inc.*	490,119
41,638	Genpact Ltd.	1,327,836
27,621	Global Payments, Inc.	3,122,554
43,791	Guidewire Software, Inc.*	3,705,594
14,311	Mastercard, Inc. Class A	2,551,222
54,353	Microsoft Corp.	5,083,093
197,320	Nexon Co., Ltd.*	2,871,282
53,663	PayPal Holdings, Inc.*	4,003,796

The accompanying notes are an integral part of these financial statements.

34

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Software & Services - 12.5% - (continued)
37,728	salesforce.com, Inc.*	$4,564,711
21,143	SAP SE	2,349,105
25,360	ServiceNow, Inc.*	4,213,310
18,425	Shopify, Inc. Class A*	2,462,133
23,044	Spotify Technology S.A.*	3,725,524
49,365	SS&C Technologies Holdings, Inc.	2,450,972
86,600	Tencent Holdings Ltd.	4,257,506
59,540	Trade Desk, Inc. Class A*(1)	3,046,662
30,888	Verint Systems, Inc.*	1,300,385
31,966	Visa, Inc. Class A	4,055,846
21,656	Weibo Corp. ADR*	2,480,045
33,882	Wix.com Ltd.*	2,786,795
22,982	Workday, Inc. Class A*	2,869,073
168,229	Yandex N.V. Class A*	5,612,119
2,900	Zuora, Inc. Class A*	55,854

		130,480,227

	Technology Hardware & Equipment - 2.5%
39,820	Acacia Communications, Inc.*(1)	1,120,933
20,742	Apple, Inc.	3,427,823
148,000	Catcher Technology Co., Ltd.	1,641,345
501,000	Elite Material Co., Ltd.	1,227,768
181,933	Flex Ltd.*	2,365,129
46,159	Keysight Technologies, Inc.*	2,385,497
3,736	Samsung Electronics Co., Ltd.*(4)(5)	9,260,075
38,394	Western Digital Corp.	3,025,063
972,020	WPG Holdings Ltd.	1,307,988

		25,761,621

	Telecommunication Services - 1.6%
1,960,000	China Telecom Corp. Ltd. Class H	950,075
77,175	Hellenic Telecommunications Organization S.A.	1,123,543
162,005	KDDI Corp.	4,348,796
632,700	Singapore Telecommunications Ltd.	1,682,513
29,957	SoftBank Group Corp.	2,288,975
531,000	Taiwan Mobile Co., Ltd.	1,960,932
59,999	Verizon Communications, Inc.	2,960,951
531,112	Vodafone Group plc	1,549,896

		16,865,681

	Transportation - 4.0%
104,476	Canadian National Railway Co.	8,069,539
8,569	Canadian Pacific Railway Ltd.	1,563,570
101,009	CSX Corp.	5,998,925
42,046	Delta Air Lines, Inc.	2,195,642
31,243	DSV A/S	2,474,312
37,003	Genesee & Wyoming, Inc. Class A*	2,634,614
55,125	Hitachi Transport System Ltd.	1,476,337
66,100	Japan Airlines Co., Ltd.	2,608,600
78,694	Knight-Swift Transportation Holdings, Inc.	3,069,853
15,416	Kuehne + Nagel International AG	2,400,207
575,200	Localiza Rent a Car S.A.	4,579,335
41,230	United Parcel Service, Inc. Class B	4,679,605

		41,750,539

	Utilities - 3.2%
1,781,000	China Longyuan Power Group Corp. Ltd. Class H	1,749,334
174,900	Cia de Saneamento do Parana	2,945,621
28,547	Consolidated Edison, Inc.	2,287,471
29,115	Dominion Energy, Inc.	1,937,894
34,307	Duke Energy Corp.	2,750,049

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Utilities - 3.2% - (continued)
164,005	E.ON SE	$1,795,815
821,000	Hong Kong & China Gas Co., Ltd.	1,715,435
541,942	Iberdrola S.A.	4,187,011
339,947	National Grid plc	3,933,166
14,842	NextEra Energy, Inc.	2,432,752
782,184	NTPC Ltd.	2,013,024
398,480	Power Assets Holdings Ltd.	2,967,537
51,417	Xcel Energy, Inc.	2,408,372

		33,123,481

	Total Common Stocks (cost $968,743,958)	$1,010,739,544

EXCHANGE-TRADED FUNDS - 1.0%
	Other Investment Pools & Funds - 1.0%
146,513	iShares MSCI ACWI ETF(1)	$10,547,471

	Total Exchange-Traded Funds (cost $10,716,840)	$10,547,471

PREFERRED STOCKS - 1.3%
	Commercial & Professional Services - 0.0%
15,711	Rubicon Global Holdings LLC Series C*(2)(3)(4)(5)	$460,332

	Consumer Services - 0.1%
5,648	Airbnb, Inc. Series E*(2)(3)(4)(5)	593,040

	Real Estate - 0.2%
20,282	WeWork Companies, Inc. Class D-1*(2)(3)(4)(5)	1,050,811
15,935	WeWork Companies, Inc. Class D-2*(2)(3)(4)(5)	825,592

		1,876,403

	Retailing - 0.1%
225,050	Coupang LLC*(2)(3)(4)(5)	1,120,096
13,190	JAND, Inc. Series D*(2)(3)(4)(5)	182,286

		1,302,382

	Software & Services - 0.9%
7,113	Dropbox, Inc. Series C*(2)(3)(4)(5)(6)	197,267
243,469	Essence Group Holdings Corp. Series 3*(2)(3)(4)(5)	506,415
5,988	General Assembly Space, Inc. Series D*(2)(3)(4)(5)	403,613
38,688	Lookout, Inc. Series F*(2)(3)(4)(5)	319,950
51,890	MarkLogic Corp. Series F*(2)(3)(4)(5)	514,749
249,735	Pinterest, Inc. Series G*(2)(3)(4)(5)	1,588,315
133,270	Uber Technologies, Inc. Series D*(2)(3)(4)(5)	4,677,777
80,354	Zuora, Inc. Series F*(2)(3)(4)(5)(6)	1,407,473

		9,615,559

	Total Preferred Stocks (cost $8,692,350)	$13,847,716

CONVERTIBLE PREFERRED STOCKS - 0.1%
	Retailing - 0.1%
13,926	Honest Co. Series C*(2)(3)(4)(5)	$425,021

	Total Convertible Preferred Stocks (cost $376,800)	$425,021

The accompanying notes are an integral part of these financial statements.

35

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
RIGHTS - 0.0%
	Consumer Services - 0.0%
825,418	GVC CVR Expires 4/5/23*(4)(5)	$—

	Total Rights (cost $—)	$—

WARRANTS - 0.0%
	Diversified Financials - 0.0%
159,200	J2 Acquisition Ltd. Expires 9/7/27*	$78,008

	Total Warrants (cost $1,592)	$78,008

ESCROWS - 0.0%
	Capital Goods - 0.0%
198,151	Lithium Technology Corp., Escrow*(2)(3)(4)(5)	$59,445

	Consumer Durables & Apparel - 0.0%
46,766	One Kings Lane, Inc., Escrow*(2)(3)(4)(5)	8,418

	Software & Services - 0.0%
75,898	Birst, Inc. Escrow*(2)(3)(4)(5)	14,421
75,898	Birst, Inc. Earn Out Escrow*(2)(3)(4)(5)	—
28,813	Veracode, Inc. Escrow*(2)(3)(4)(5)	115,828

		130,249

	Total Escrows (cost $—)	$198,112

	Total Long-Term Investments (cost $988,531,540)	$1,035,835,872

SHORT-TERM INVESTMENTS - 2.3%
	Other Investment Pools & Funds - 0.6%
6,543,901	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(7)	$6,543,901

	Securities Lending Collateral - 1.7%
884,955	Citibank NA DDCA, 1.50%, 5/1/2018(7)	884,955
9,417,669	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(7)	9,417,669
7,396,485	Invesco Government & Agency Portfolio, 1.60%(7)	7,396,485

		17,699,109

	Total Short-Term Investments (cost $24,243,010)	$24,243,010

Total Investments (cost $1,012,774,550)	101.8%	$1,060,078,882
Other Assets and Liabilities	(1.8)%	(18,767,246)

Total Net Assets	100.0%	$1,041,311,636

The accompanying notes are an integral part of these financial statements.

36

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $30,791,638, which represented 3.0% of total net assets.

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $26,292,185, which represented 2.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $26,292,185, which represented 2.5% of total net assets.

(6)	The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
01/2014	Dropbox, Inc. Series C Preferred	7,113	$203,791	$197,267
01/2015	Zuora, Inc. Series F Preferred	80,354	610,582	1,407,473

			$814,373	$1,604,740

(7)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
6,104,697 USD	645,590,000 JPY	ANZ	06/20/18	$ 178,345	$ —

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

37

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$24,225,118	$7,395,069	$16,830,049	$—
Banks	81,592,095	48,001,778	33,590,317	—
Capital Goods	69,998,708	24,928,605	45,070,103	—
Commercial & Professional Services	18,540,628	11,431,064	6,806,204	303,360
Consumer Durables & Apparel	43,155,324	25,635,257	17,520,067	—
Consumer Services	33,075,753	27,563,796	5,243,216	268,741
Diversified Financials	31,576,677	16,197,709	14,686,887	692,081
Energy	53,581,056	48,405,136	5,175,920	—
Food & Staples Retailing	10,247,507	10,247,507	—	—
Food, Beverage & Tobacco	50,471,453	14,965,156	35,506,297	—
Health Care Equipment & Services	46,570,736	37,366,582	9,145,504	58,650
Household & Personal Products	19,663,149	17,229,614	2,433,535	—
Insurance	43,480,109	24,949,967	18,530,142	—
Materials	68,014,798	38,235,688	29,779,110	—
Media	6,739,425	3,160,340	3,579,085	—
Pharmaceuticals, Biotechnology & Life Sciences	57,002,846	40,654,656	16,348,190	—
Real Estate	40,114,204	26,997,431	13,039,835	76,938
Retailing	24,814,239	18,416,531	5,236,217	1,161,491
Semiconductors & Semiconductor Equipment	39,894,170	28,737,089	11,157,081	—
Software & Services	130,480,227	115,146,547	15,333,680	—
Technology Hardware & Equipment	25,761,621	12,324,445	4,177,101	9,260,075
Telecommunication Services	16,865,681	2,960,951	13,904,730	—
Transportation	41,750,539	32,791,083	8,959,456	—
Utilities	33,123,481	17,729,696	15,393,785	—
Exchange-Traded Funds	10,547,471	10,547,471	—	—
Preferred Stocks	13,847,716	—	—	13,847,716
Convertible Preferred Stocks	425,021	—	—	425,021
Rights	—	—	—	—
Warrants	78,008	78,008	—	—
Escrows	198,112	—	—	198,112
Short-Term Investments	24,243,010	24,243,010	—	—
Foreign Currency Contracts(2)	178,345	—	178,345	—

Total	$1,060,257,227	$686,340,186	$347,624,856	$26,292,185

(1)	For the six-month period ended April 30, 2018 investments valued at $17,791,783 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $8,263,031 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing; investments valued at $5,056,817 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor; investments valued at $531,258 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2018:

Investments in Securities	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$2,212,798	$16,546,289	$425,021	$—	$19,184,108
Conversions*	(207,331)	—	—	207,331	—
Accrued Discounts (Premiums)	—	—	—	—	—
Realized Gain (Loss)	351,318	612,969	—	—	964,287
Change in Unrealized Appreciation (Depreciation)	52,421	(1,747,001)	—	(9,219)	(1,703,799)
Net Purchases	3,130,770	—	—	—	3,130,770
Net Sales	(2,512,929)	(1,564,541)	—	—	(4,077,470)
Net Transfers in to Level 3	8,794,289	—	—	—	8,794,289
Net Transfers out of Level 3	—	—	—	—	—

Ending balance	$11,821,336	$13,847,716	$425,021	$198,112	$26,292,185

The accompanying notes are an integral part of these financial statements.

38

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2018 was $(1,141,655).

*	Private Equity securities that were a common stock are now trading as escrow.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

39

Hartford Global Equity Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Australia - 1.0%
307,602	Sydney Airport	$1,646,927

	Belgium - 1.2%
19,038	Anheuser-Busch InBev N.V.(1)	1,891,112

	Canada - 0.9%
33,248	Nutrien Ltd.	1,513,781

	China - 3.5%
2,631,000	China Longyuan Power Group Corp. Ltd. Class H	2,584,221
2,212,000	Jiangsu Expressway Co., Ltd. Class H	3,032,924

		5,617,145

	Finland - 1.4%
363,348	Nokia Oyj	2,180,166

	France - 5.9%
27,540	BNP Paribas S.A.	2,126,068
28,270	Nexity S.A.	1,767,729
50,459	TOTAL S.A.	3,171,433
9,873	Unibail-Rodamco SE REIT	2,370,209

		9,435,439

	Germany - 4.3%
44,976	Deutsche Post AG	1,952,157
238,703	E.ON SE	2,613,740
17,990	Siemens AG	2,284,637

		6,850,534

	Italy - 4.1%
119,542	Assicurazioni Generali S.p.A.	2,412,232
57,233	Banca Generali S.p.A.	1,856,590
601,343	Intesa Sanpaolo S.p.A.	2,287,481

		6,556,303

	Japan - 5.6%
34,192	Eisai Co., Ltd.	2,293,224
97,000	ITOCHU Corp.	1,939,846
116,700	NTT DOCOMO, Inc.	3,014,828
36,200	Tokio Marine Holdings, Inc.	1,708,540

		8,956,438

	Luxembourg - 3.0%
41,860	Millicom International Cellular S.A.	2,772,751
134,493	SES S.A.	2,075,072

		4,847,823

	Netherlands - 3.8%
158,310	ING Groep N.V.	2,667,604
95,914	Royal Dutch Shell plc Class B	3,424,018

		6,091,622

	Portugal - 1.0%
434,059	EDP - Energias de Portugal S.A.(1)	1,610,342

	Sweden - 3.1%
71,837	Lundin Petroleum AB*	1,980,325
303,415	Nordea Bank AB	3,085,928

		5,066,253

	Switzerland - 5.4%
20,260	Novartis AG	1,559,499
15,758	Roche Holding AG	3,501,228
11,110	Zurich Insurance Group AG	3,548,928

		8,609,655

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Taiwan - 1.3%
196,000	Catcher Technology Co., Ltd.	$2,173,673

	United Kingdom - 12.1%
45,722	AstraZeneca plc	3,200,646
14,829	AstraZeneca plc ADR	526,874
96,311	British American Tobacco plc	5,282,416
448,693	BT Group plc	1,540,066
183,101	IG Group Holdings plc	2,090,737
57,242	Persimmon plc	2,138,298
93,063	SSE plc	1,766,204
50,326	Unilever N.V.	2,885,118

		19,430,359

	United States - 41.5%
47,388	Bristol-Myers Squibb Co.	2,470,336
91,900	Brixmor Property Group, Inc. REIT	1,368,391
18,713	Caterpillar, Inc.	2,701,409
29,086	Chevron Corp.	3,638,950
89,704	Cisco Systems, Inc.	3,972,990
32,400	DowDuPont, Inc.	2,048,976
1,971	Dropbox, Inc. Class B*(2)(3)(4)(5)	54,674
36,412	Eaton Corp. plc	2,731,992
32,301	Edison International	2,116,362
94,284	Intel Corp.	4,866,940
89,980	International Paper Co.	4,639,369
34,891	JP Morgan Chase & Co.	3,795,443
81,600	Kinder Morgan, Inc.	1,290,912
43,500	L Brands, Inc.	1,518,585
21,600	LyondellBasell Industries N.V. Class A	2,283,768
26,500	Marsh & McLennan Cos., Inc.	2,159,750
45,629	Maxim Integrated Products, Inc.	2,486,781
41,970	MetLife, Inc.	2,000,710
38,023	Microsoft Corp.	3,555,911
59,800	Newell Brands, Inc.	1,652,274
87,000	Park Hotels & Resorts, Inc. REIT	2,503,860
22,700	Philip Morris International, Inc.	1,861,400
18,659	PNC Financial Services Group, Inc.	2,716,937
63,435	QUALCOMM, Inc.	3,235,819
27,209	Verizon Communications, Inc.	1,342,764
38,800	Wells Fargo & Co.	2,016,048
46,000	Weyerhaeuser Co. REIT	1,691,880

		66,723,231

	Total Common Stocks (cost $139,076,133)	$159,200,803

WARRANTS - 0.0%
	United States - 0.0%
1,471	Emergent Capital, Inc. Expires 4/11/19*(4)(5)	$—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $139,076,133)	$159,200,803

SHORT-TERM INVESTMENTS - 2.8%
	Other Investment Pools & Funds - 0.5%
824,558	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(6)	$824,558

The accompanying notes are an integral part of these financial statements.

40

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.8% - (continued)
	Securities Lending Collateral - 2.3%
183,327	Citibank NA DDCA, 1.50%, 5/1/2018(6)	$183,327
1,950,960	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(6)	1,950,960
1,532,253	Invesco Government & Agency Portfolio, 1.60%(6)	1,532,253

		3,666,540

	Total Short-Term Investments (cost $4,491,098)	$4,491,098

Total Investments (cost $143,567,231)	101.9%	$163,691,901
Other Assets and Liabilities	(1.9)%	(3,000,701)

Total Net Assets	100.0%	$160,691,200

The accompanying notes are an integral part of these financial statements.

41

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2018, the aggregate value of this security was $54,674, which represented 0.0% of total net assets.

(3)	Investment valued using significant unobservable inputs.

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $54,674, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $54,674, which represented 0.0% of total net assets.

(6)	Current yield as of period end.

The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
01/2015	Dropbox, Inc. Class B	1,971	$26,766	$54,674

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

42

Hartford Global Equity Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

(1)	For the six-month period ended April 30, 2018, investments valued at $6,197,366 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$1,646,927	$—	$1,646,927	$—
Belgium	1,891,112	—	1,891,112	—
Canada	1,513,781	1,513,781	—	—
China	5,617,145	—	5,617,145	—
Finland	2,180,166	—	2,180,166	—
France	9,435,439	—	9,435,439	—
Germany	6,850,534	—	6,850,534	—
Italy	6,556,303	—	6,556,303	—
Japan	8,956,438	—	8,956,438	—
Luxembourg	4,847,823	—	4,847,823	—
Netherlands	6,091,622	—	6,091,622	—
Portugal	1,610,342	—	1,610,342	—
Sweden	5,066,253	—	5,066,253	—
Switzerland	8,609,655	—	8,609,655	—
Taiwan	2,173,673	—	2,173,673	—
United Kingdom	19,430,359	526,874	18,903,485	—
United States	66,723,231	66,668,557	—	54,674
Warrants	—	—	—	—
Short-Term Investments	4,491,098	4,491,098	—	—

Total	$163,691,901	$73,200,310	$90,436,917	$54,674

(1)	For the six-month period ended April 30, 2018 investments valued at $2,655,534 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor. There were no transfers between any other levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

43

Hartford International Equity Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3%
	Argentina - 0.6%
903	Banco Macro S.A. ADR	$87,519
1,569	Grupo Financiero Galicia S.A. ADR	100,290
3,554	Loma Negra Cia Industrial Argentina S.A. ADR*	73,710
1,251	Pampa Energia S.A. ADR*	71,357
3,949	YPF S.A. ADR	86,444

		419,320

	Australia - 2.1%
10,625	BHP Billiton plc	226,551
52,286	Goodman Group REIT	355,730
29,430	Resolute Mining Ltd.	25,134
94,608	South32 Ltd.	262,539
28,948	Transurban Group	252,244
9,475	Wesfarmers Ltd.	311,723
27,973	Western Areas Ltd.	72,032

		1,505,953

	Austria - 0.5%
3,745	ams AG	308,876
4,102	Zumtobel Group AG	37,174

		346,050

	Belgium - 0.9%
2,439	Ageas	130,468
11,366	AGFA-Gevaert N.V.*	40,522
3,559	Groupe Bruxelles Lambert S.A.	406,819
2,327	Orange Belgium S.A.	48,301

		626,110

	Brazil - 3.0%
11,800	Banco do Brasil S.A.	123,618
90,530	BR Malls Participacoes S.A.	282,196
28,860	Gerdau S.A. ADR	134,776
9,631	Gol Linhas Aereas Inteligentes S.A. ADR*	105,459
28,575	Itau Unibanco Holding S.A.	416,080
9,638	Itau Unibanco Holding S.A. ADR	140,040
50,800	Localiza Rent a Car S.A.	404,434
10,530	Lojas Renner S.A.	98,020
25,221	Petroleo Brasileiro S.A. ADR*	355,364
11,000	Suzano Papel e Celulose S.A.	128,928

		2,188,915

	Canada - 8.9%
10,472	Advantage Oil & Gas Ltd.*	33,358
8,514	ARC Resources Ltd.	94,957
4,326	Bank of Montreal	328,540
6,048	Bank of Nova Scotia	371,750
12,768	Barrick Gold Corp.	171,838
8,200	Brookfield Asset Management, Inc. Class A	325,011
19,108	Cameco Corp.	201,207
3,477	Canadian Imperial Bank of Commerce	302,841
3,307	Canadian National Railway Co.	255,427
2,580	Canadian Natural Resources Ltd.	93,077
11,316	Centerra Gold, Inc.*	69,097
5,682	CGI Group, Inc. Class A*	329,250
8,501	Descartes Systems Group, Inc.*	251,266
1,758	Dollarama, Inc.	202,370
23,278	Eldorado Gold Corp.*	22,114
29,309	Encana Corp.	365,007
12,622	First Quantum Minerals Ltd.	181,866
10,078	Fortis, Inc.	338,301
3,558	Intact Financial Corp.	271,294

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Canada - 8.9% - (continued)
11,973	Kinross Gold Corp.*	$46,455
5,153	Magna International, Inc.	304,336
1,489	Northern Dynasty Minerals Ltd.*	1,345
12,549	Painted Pony Energy Ltd.*	27,367
2,935	PrairieSky Royalty Ltd.(1)	65,080
38,165	Raging River Exploration, Inc.*	212,234
5,719	Royal Bank of Canada	434,910
45,573	StorageVault Canada, Inc.	85,896
6,982	Toronto-Dominion Bank	392,128
11,970	Tourmaline Oil Corp.	225,146
6,282	TransCanada Corp.	266,359
17,240	Tricon Capital Group, Inc.	135,079
7,724	Uranium Participation Corp.*	23,341

		6,428,247

	Cayman Islands - 0.0%
700	Ping An Healthcare and Technology Co., Ltd.*(2)(3)	4,887

	China - 7.1%
121,260	361 Degrees International Ltd.	38,342
3,749	Alibaba Group Holding Ltd. ADR*	669,346
27,600	Anhui Conch Cement Co., Ltd. Class A	147,518
10,900	Anhui Conch Cement Co., Ltd. Class H	68,032
614	BeiGene Ltd. ADR*	104,122
179,790	China BlueChemical Ltd. Class H	47,253
353,000	China Construction Bank Corp. Class H	369,823
250,570	China Longyuan Power Group Corp. Ltd. Class H	246,115
30,000	China Machinery Engineering Corp. Class H	17,429
519,670	China Telecom Corp. Ltd. Class H	251,901
101,502	CIFI Holdings Group Co., Ltd.	79,928
70,800	CNOOC Ltd.	119,773
41,100	CSPC Pharmaceutical Group Ltd.	104,684
110,710	Daphne International Holdings Ltd.*	5,680
91,480	Dongfeng Motor Group Co., Ltd. Class H	101,162
18,120	ENN Energy Holdings Ltd.	169,450
14,188	Gree Electric Appliances, Inc. of Zhuhai Class A	98,219
17,750	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	107,312
2,473	JD.com, Inc. ADR*	90,289
841	Kweichow Moutai Co., Ltd. Class A	87,603
13,900	Midea Group Co., Ltd. Class A	112,807
687	NetEase, Inc. ADR	176,607
4,195	New Oriental Education & Technology Group, Inc. ADR	376,879
73,960	PICC Property & Casualty Co., Ltd. Class H	132,401
22,660	Ping An Insurance Group Co. of China Ltd. Class H	221,420
8,832	Sunny Optical Technology Group Co., Ltd.	144,117
13,425	Tencent Holdings Ltd.	660,012
2,244	Weibo Corp. ADR*	256,983
9,952	Wuxi Biologics Cayman, Inc.*(4)	90,274
87,840	Xtep International Holdings Ltd.	51,033

		5,146,514

	Colombia - 0.1%
4,039	Ecopetrol S.A. ADR(1)	89,181

	Denmark - 0.4%
31	AP Moller - Maersk A/S Class B	49,662
3,749	D/S Norden A/S*	68,397
2,213	DSV A/S	175,260

		293,319

The accompanying notes are an integral part of these financial statements.

44

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Finland - 0.1%
9,906	Nokia Oyj	$59,438

	France - 8.4%
1,859	Airbus SE	218,215
6,213	Alstom S.A.	282,868
8,897	BNP Paribas S.A.	686,842
1,831	Capgemini SE	251,883
14,116	Cie de Saint-Gobain	738,563
1,770	Coface S.A.*	22,425
4,671	Danone S.A.(1)	378,378
6,626	Engie S.A.	116,230
1,454	Essilor International Cie Generale d’Optique S.A.	198,600
833	L’Oreal S.A.	200,578
2,418	Legrand S.A.	188,152
2,933	Maisons du Monde S.A.(4)	119,180
835	Metropole Television S.A.	20,558
2,401	Neopost S.A.	64,787
2,367	Pernod Ricard S.A.	393,125
6,419	Peugeot S.A.(1)	158,059
448	Renault S.A.	48,555
6,372	Rexel S.A.	98,777
1,685	Safran S.A.	197,634
6,229	Schneider Electric SE	564,624
2,784	Societe Generale S.A.	152,365
322	Sopra Steria Group	68,733
4,939	Television Francaise(1)	61,744
5,766	TOTAL S.A.	362,403
740	Unibail-Rodamco SE REIT	177,652
3,258	Valeo S.A.	217,827
838	Vicat S.A.	61,759

		6,050,516

	Germany - 3.3%
2,393	Beiersdorf AG	270,740
5,697	CECONOMY AG	63,840
43,285	E.ON SE	473,960
1,396	Hamburger Hafen und Logistik AG	33,521
2,972	Henkel AG & Co. KGaA	377,696
8,163	Infineon Technologies AG	209,019
4,827	Metro AG*	69,833
139	Rheinmetall AG	18,165
3,330	RWE AG	79,593
1,061	Salzgitter AG	58,265
2,412	Volkswagen AG	497,438
4,828	Zalando SE*(4)	248,433

		2,400,503

	Greece - 0.4%
14,561	Hellenic Telecommunications Organization S.A.	211,985
4,969	OPAP S.A.	59,456

		271,441

	Hong Kong - 2.7%
22,715	AIA Group Ltd.	203,009
45,195	AMVIG Holdings Ltd.	11,632
13,830	China Mobile Ltd.	131,751
154,500	China Resources Cement Holdings Ltd.	162,083
42,700	China Resources Gas Group Ltd.	157,034
91,140	China Unicom Hong Kong Ltd.*	128,876
30,500	CLP Holdings Ltd.	316,714
216,000	CST Group Ltd.*	958
4,650	Dah Sing Financial Holdings Ltd.	31,051

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Hong Kong - 2.7% - (continued)
1,177,890	G-Resources Group Ltd.*	$9,721
42,000	Henderson Land Development Co., Ltd.	266,303
253,210	Pacific Basin Shipping Ltd.*	67,327
76,587	Sands China Ltd.	442,625

		1,929,084

	Hungary - 0.3%
37,450	Magyar Telekom Telecommunications plc	64,776
2,858	OTP Bank Nyrt	124,618

		189,394

	India - 1.4%
18,273	Allahabad Bank*	13,372
4,718	Bharat Financial Inclusion Ltd.*	81,855
14,009	Canara Bank	55,377
12,689	Corp. Bank*	5,702
253	Eicher Motors Ltd.	117,659
1,810	HDFC Bank Ltd. ADR	173,416
26,547	ICICI Bank Ltd.	112,927
23,755	ICICI Bank Ltd. ADR	202,155
5,061	Indiabulls Housing Finance Ltd.	98,628
25,439	NTPC Ltd.	65,470
15,942	State Bank of India	58,630

		985,191

	Ireland - 1.3%
27,324	Bank of Ireland Group plc	245,135
80,271	Cairn Homes plc*	174,096
6,379	CRH plc	226,527
94,734	Glenveagh Properties plc*(4)	126,527
79,664	Hibernia plc REIT	139,615

		911,900

	Italy - 3.6%
7,931	Assicurazioni Generali S.p.A.	160,039
14,066	Banca Popolare dell’Emilia Romagna SC	81,196
21,357	Davide Campari-Milano S.p.A.	159,984
40,063	Eni S.p.A.	783,167
29,877	FinecoBank Banca Fineco S.p.A.	355,768
11,349	Geox S.p.A.	38,172
17,861	Leonardo S.p.A.	206,377
4,226	Moncler S.p.A.	190,474
22,456	Pirelli & C. S.p.A.*(4)	194,558
16,273	Saipem S.p.A.*	62,150
18,979	UniCredit S.p.A.	411,463

		2,643,348

	Japan - 13.9%
3,200	Aisan Industry Co., Ltd.	33,016
385	Alpha Systems, Inc.	7,988
4,380	Avex, Inc.	60,461
1,170	Benesse Holdings, Inc.	42,615
3,020	Canon, Inc.	103,886
1,130	Cawachi Ltd.	26,273
5,340	Chiyoda Corp.	54,830
1,310	Chubu Steel Plate Co., Ltd.	9,084
9,510	Citizen Watch Co., Ltd.	70,857
1,050	CMIC Holdings Co., Ltd.	24,079
5,900	Dai-ichi Life Holdings, Inc.	117,130
2,970	DeNA Co., Ltd.	56,607
4,240	Eisai Co., Ltd.	284,373
2,620	Exedy Corp.	88,734

The accompanying notes are an integral part of these financial statements.

45

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Japan - 13.9% - (continued)
815	FANUC Corp.	$174,582
3,385	Fuji Media Holdings, Inc.	55,497
19,910	Fujitsu Ltd.	120,703
5,510	Funai Electric Co., Ltd.	38,114
1,235	Gendai Agency, Inc.	6,093
11,760	Gree, Inc.	64,978
1,730	Hisaka Works Ltd.	18,405
7,340	Honda Motor Co., Ltd.	252,393
2,270	Honeys Holdings Co., Ltd.	21,705
2,620	Hosiden Corp.	31,236
3,500	Ichiyoshi Securities Co., Ltd.	42,831
6,540	Inpex Corp.	83,606
3,010	Japan Petroleum Exploration Co., Ltd.	78,327
1,590	Japan Steel Works Ltd.	52,081
4,130	JGC Corp.	101,222
5,080	JSR Corp.	95,697
7,620	KDDI Corp.	204,548
4,070	Keihin Corp.	80,399
6,010	Komatsu Ltd.	204,873
3,520	Kyoei Steel Ltd.	73,298
850	Melco Holdings, Inc.	31,244
560	Miraial Co., Ltd.	7,816
3,601	Mitsubishi Heavy Industries Ltd.	142,354
4,570	Mitsubishi Motors Corp.	34,009
113,449	Mitsubishi UFJ Financial Group, Inc.	760,261
10,580	Mitsui Fudosan Co., Ltd.	271,011
97,690	Mizuho Financial Group, Inc.	176,744
5,380	Nakayama Steel Works Ltd.	37,798
1,820	Neturen Co., Ltd.	18,354
5,650	Nichicon Corp.	63,750
1,535	Nidec Corp.	240,139
3,020	Nikon Corp.	52,549
615	Nintendo Co., Ltd.	258,408
4,775	Nippon Television Holdings, Inc.	83,695
8,200	Nipro Corp.	118,022
2,830	Nishimatsuya Chain Co., Ltd.	34,788
4,380	Nissin Kogyo Co., Ltd.	76,854
4,130	NOK Corp.	84,464
8,866	Ono Pharmaceutical Co., Ltd.	204,940
1,990	Pacific Metals Co., Ltd.*	69,820
1,778	PAL GROUP Holdings Co., Ltd.	48,706
38,640	Pioneer Corp.*	60,275
650	Proto Corp.	9,330
3,260	Relia, Inc.	41,447
2,560	Sankyo Co., Ltd.	89,746
2,370	Sanyo Shokai Ltd.	54,902
1,625	SCREEN Holdings Co., Ltd.	132,916
7,910	Seven & i Holdings Co., Ltd.	348,521
3,884	Shin-Etsu Chemical Co., Ltd.	389,758
8,520	Shinko Electric Industries Co., Ltd.	66,284
1,340	Showa Corp.	20,141
3,200	SoftBank Group Corp.	244,508
8,660	Sony Corp.	404,475
13,225	Sumitomo Mitsui Financial Group, Inc.	551,195
2,880	Sumitomo Mitsui Trust Holdings, Inc.	122,132
4,650	Sumitomo Riko Co., Ltd.	48,608
1,890	Suzuken Co., Ltd.	81,267
20,575	T&D Holdings, Inc.	349,446
3,550	Takeda Pharmaceutical Co., Ltd.	149,491
7,770	Tochigi Bank Ltd.	29,442
4,890	Tokai Rika Co., Ltd.	97,688

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Japan - 13.9% - (continued)
7,162	Tokio Marine Holdings, Inc.	$338,027
1,860	Tokyo Seimitsu Co., Ltd.	70,645
8,030	Tokyo Steel Manufacturing Co., Ltd.	67,010
5,120	Toppan Forms Co., Ltd.	57,191
8,120	Toshiba Machine Co., Ltd.	53,787
4,250	Toyo Engineering Corp.*	44,216
10,175	Toyo Tire & Rubber Co., Ltd.	173,201
3,520	Toyoda Gosei Co., Ltd.	88,876
1,820	TV Asahi Holdings Corp.	42,682
5,120	Ushio, Inc.	72,174
3,520	Xebio Holdings Co., Ltd.	66,316
2,990	Yamato Kogyo Co., Ltd.	88,141

		10,050,085

	Luxembourg - 0.4%
2,056	Spotify Technology S.A.*	332,394

	Malaysia - 1.4%
154,700	IHH Healthcare Bhd	239,005
55,900	Kuala Lumpur Kepong Bhd	362,280
72,000	Public Bank Bhd	435,670

		1,036,955

	Netherlands - 2.1%
4,476	AerCap Holdings N.V.*	233,334
3,454	Fugro N.V.*	54,622
3,612	Heineken N.V.	380,254
20,447	ING Groep N.V.	344,542
3,255	Koninklijke Philips N.V.	137,772
24,239	PostNL N.V.(1)	94,095
8,438	Royal Dutch Shell plc Class B	301,227

		1,545,846

	Norway - 0.6%
1,245	Statoil ASA	31,838
5,312	Storebrand ASA	45,398
9,263	Telenor ASA	205,026
3,394	Yara International ASA	143,154

		425,416

	Poland - 0.3%
4,946	Alior Bank S.A.*	99,505
1,600	CCC S.A.	117,535

		217,040

	Portugal - 0.3%
10,330	CTT-Correios de Portugal S.A.	38,093
9,712	Galp Energia SGPS S.A.	186,403

		224,496

	Russia - 1.4%
26,494	Gazprom PJSC ADR	122,256
2,290	LUKOIL PJSC ADR	152,642
10,478	Sberbank of Russia PJSC*	37,769
3,340	Sberbank of Russia PJSC ADR	49,386
18,770	Surgutneftegas OJSC ADR	87,963
17,311	Yandex N.V. Class A*	577,495

		1,027,511

	Singapore - 1.5%
15,560	DBS Group Holdings Ltd.	359,002
36,279	Oversea-Chinese Banking Corp. Ltd.	374,710
130,700	Singapore Telecommunications Ltd.	347,565

		1,081,277

The accompanying notes are an integral part of these financial statements.

46

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	South Africa - 0.3%
2,135	Anglo American Platinum Ltd.	$57,293
21,286	Gold Fields Ltd.	80,813
12,888	Impala Platinum Holdings Ltd.*	22,955
56,610	Nampak Ltd.*	63,127
18,152	Raubex Group Ltd.	30,144

		254,332

	South Korea - 3.6%
1,061	CJ CheilJedang Corp.	339,226
2,126	CJ E&M Corp.	179,373
292	CJ Logistics Corp.*	42,573
207	Hugel, Inc.*	97,164
2,463	Hyundai Engineering & Construction Co., Ltd.	145,867
3,315	ING Life Insurance Korea Ltd.(4)	127,354
1,839	KB Financial Group, Inc.	104,483
3,446	Kia Motors Corp.	106,394
4,004	KT Corp.	101,805
304	NCSoft Corp.	101,893
934	NHN Entertainment Corp.*	53,538
387	Samsung Electronics Co., Ltd.*(2)(3)	959,221
2,008	Shinhan Financial Group Co., Ltd.	89,409
4,382	Ssangyong Cement Industrial Co., Ltd.	122,469
6,651	Tongyang Life Insurance Co., Ltd.	51,161

		2,621,930

	Spain - 2.1%
2,277	Aedas Homes SAU*(4)	81,116
3,278	Almirall S.A.	40,746
65,054	CaixaBank S.A.	316,349
6,683	Cellnex Telecom S.A.(4)	179,233
43,523	Iberdrola S.A.	336,256
5,108	Industria de Diseno Textil S.A.(1)	158,339
6,277	Metrovacesa S.A.*(4)	112,792
11,581	Neinor Homes S.A.*(4)	224,198
36,073	Unicaja Banco S.A.*(4)	65,426

		1,514,455

	Sweden - 1.1%
8,308	Assa Abloy AB Class B(1)	174,110
4,251	Atlas Copco AB Class A*	166,241
9,418	Essity AB Class B	238,889
14,953	Qliro Group AB*	18,096
21,903	SAS AB*	54,661
18,295	Telefonaktiebolaget LM Ericsson Class B	139,471

		791,468

	Switzerland - 6.7%
1,115	Adecco Group AG	73,841
3	Chocoladefabriken Lindt & Spruengli AG*	227,541
5,426	GAM Holding AG*	86,611
673	Geberit AG	287,191
111	Givaudan S.A.	247,091
5,170	Julius Baer Group Ltd.*	306,831
1,625	Kuehne + Nagel International AG	253,006
4,552	LafargeHolcim Ltd.*	252,870
6,228	Nestle S.A.	482,484
9,754	Novartis AG	750,807
1,718	Schindler Holding AG	354,744
4,582	Swiss Prime Site AG*	429,306
658	Swisscom AG(1)	315,598
41,592	UBS Group AG*	698,117

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Switzerland - 6.7% - (continued)
354	Zurich Insurance Group AG	$113,080

		4,879,118

	Taiwan - 3.2%
91,840	Acer, Inc.*	70,041
23,765	Catcher Technology Co., Ltd.	263,558
89,000	Chunghwa Telecom Co., Ltd.	338,651
139,800	Compal Electronics, Inc.	91,059
74,000	Formosa Chemicals & Fibre Corp.	271,887
89,000	Formosa Plastics Corp.	312,322
2,890	MediaTek, Inc.	32,870
107,000	Nan Ya Plastics Corp.	293,071
24,000	PChome Online, Inc.	111,173
179,410	Shin Kong Financial Holding Co., Ltd.	72,916
9,810	Simplo Technology Co., Ltd.*	54,847
50,050	Taiwan Semiconductor Manufacturing Co., Ltd.*	381,248

		2,293,643

	United Kingdom - 11.3%
20,683	Acacia Mining plc	41,003
12,852	Anglo American plc	302,398
13,393	AstraZeneca plc	937,541
50,240	BP plc	373,181
1,789	British American Tobacco plc	98,122
105,570	BT Group plc	362,352
53,680	Centrica plc	113,660
91,197	Cobham plc*	144,034
14,985	Compass Group plc	321,469
5,933	Diageo plc	211,658
9,772	Fiat Chrysler Automobiles N.V.*	217,122
25,072	GlaxoSmithKline plc	502,873
33,722	Glencore plc*	162,439
3,284	Go-Ahead Group plc	87,322
50,095	Grainger plc	215,742
13,969	Halfords Group plc	72,798
31,482	Hays plc	77,582
34,851	HSBC Holdings plc	346,976
6,388	Imperial Brands plc	228,560
29,471	J Sainsbury plc	125,050
18,825	Just Eat plc*	200,409
20,312	Marks & Spencer Group plc	80,314
31,402	National Grid plc	363,319
33,473	Petra Diamonds Ltd.*	31,453
37,941	QinetiQ Group plc	119,941
3,522	Reckitt Benckiser Group plc	276,294
16,405	RELX N.V.(1)	349,051
16,008	RELX plc	342,139
23,424	SIG plc	45,792
17,608	Smith & Nephew plc	337,211
12,886	Standard Chartered plc	135,355
3,069	SThree plc	13,668
9,855	Ultra Electronics Holdings plc	191,029
7,323	Unilever N.V.	419,817
111,797	Vodafone Group plc	326,247

		8,173,921

	Vietnam - 0.0%
16,660	Vincom Retail JSC*	33,685

	Total Common Stocks (cost $65,870,417)	$68,992,883

The accompanying notes are an integral part of these financial statements.

47

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 2.0%
	Other Investment Pools & Funds - 2.0%
464	iShares Core MSCI EAFE ETF	$30,921
28,151	iShares MSCI ACWI ex U.S. ETF	1,406,705

		1,437,626

	Total Exchange-Traded Funds (cost $1,420,969)	$1,437,626

PREFERRED STOCKS - 0.2%
	Brazil - 0.2%
10,100	Cia Paranaense de Energia*	$77,238
3,100	Telefonica Brasil S.A.*	43,484

		120,722

	Total Preferred Stocks (cost $115,440)	$120,722

	Total Long-Term Investments (cost $67,406,826)	$70,551,231

SHORT-TERM INVESTMENTS - 4.4%
	Other Investment Pools & Funds - 1.9%
1,367,267	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(5)	$1,367,267

	Securities Lending Collateral - 2.5%
92,703	Citibank NA DDCA, 1.50%, 5/1/2018(5)	92,703
986,537	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(5)	986,537
774,810	Invesco Government & Agency Portfolio, 1.60%(5)	774,810

		1,854,050

	Total Short-Term Investments (cost $3,221,317)	$3,221,317

Total Investments (cost $70,628,143)	101.9%	$73,772,548
Other Assets and Liabilities	(1.9)%	(1,393,593)

Total Net Assets	100.0%	$72,378,955

The accompanying notes are an integral part of these financial statements.

48

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $964,108, which represented 1.3% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $964,108, which represented 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $1,569,091, which represented 2.2% of total net assets.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

49

Hartford International Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$419,320	$419,320	$—	$—
Australia	1,505,953	—	1,505,953	—
Austria	346,050	—	346,050	—
Belgium	626,110	—	626,110	—
Brazil	2,188,915	2,188,915	—	—
Canada	6,428,247	6,428,247	—	—
Cayman Islands	4,887	—	—	4,887
China	5,146,514	1,674,226	3,472,288	—
Colombia	89,181	89,181	—	—
Denmark	293,319	—	293,319	—
Finland	59,438	—	59,438	—
France	6,050,516	—	6,050,516	—
Germany	2,400,503	—	2,400,503	—
Greece	271,441	—	271,441	—
Hong Kong	1,929,084	11,632	1,917,452	—
Hungary	189,394	—	189,394	—
India	985,191	375,571	609,620	—
Ireland	911,900	300,623	611,277	—
Italy	2,643,348	—	2,643,348	—
Japan	10,050,085	—	10,050,085	—
Luxembourg	332,394	332,394	—	—
Malaysia	1,036,955	—	1,036,955	—
Netherlands	1,545,846	233,334	1,312,512	—
Norway	425,416	—	425,416	—
Poland	217,040	—	217,040	—
Portugal	224,496	—	224,496	—
Russia	1,027,511	577,495	450,016	—
Singapore	1,081,277	—	1,081,277	—
South Africa	254,332	93,271	161,061	—
South Korea	2,621,930	122,469	1,540,240	959,221
Spain	1,514,455	193,908	1,320,547	—
Sweden	791,468	—	791,468	—
Switzerland	4,879,118	—	4,879,118	—
Taiwan	2,293,643	—	2,293,643	—
United Kingdom	8,173,921	359,360	7,814,561	—
Vietnam	33,685	—	33,685	—
Exchange-Traded Funds	1,437,626	1,437,626	—	—
Preferred Stocks	120,722	120,722	—	—
Short-Term Investments	3,221,317	3,221,317	—	—

Total	$73,772,548	$18,179,611	$54,628,829	$964,108

(1)	For the six-month period ended April 30, 2018, investments valued at $1,710,264 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $210,778 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and investments valued at $631,067were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

	Common Stocks	Total
Beginning balance	$43	$43
Purchases	494,535	494,535
Sales	(183,622)	(183,622)
Total realized gain/(loss)	70,904	70,904
Net change in unrealized appreciation/depreciation	(48,819)	(48,819)
Transfers into Level 3	631,067	631,067

Ending balance	$964,108	$964,108

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2018 was $(48,819).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

50

The Hartford International Growth Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Australia - 3.2%
118,849	Aristocrat Leisure Ltd.	$2,384,179
34,755	BHP Billiton plc	741,060
492,451	Qantas Airways Ltd.	2,129,741
482,446	South32 Ltd.	1,338,798
243,844	Treasury Wine Estates Ltd.	3,483,065

		10,076,843

	Austria - 0.9%
36,537	ams AG	3,013,460

	Brazil - 2.3%
497,773	Ambev S.A.	3,314,982
317,735	BR Malls Participacoes S.A.	990,428
205,900	Itau Unibanco Holding S.A.	2,998,104
2,156	Pagseguro Digital Ltd. Class A*	71,644

		7,375,158

	Canada - 2.3%
77,168	Cameco Corp.	812,579
7,131	Canadian National Railway Co.	550,786
123,729	Encana Corp.	1,540,891
39,140	First Quantum Minerals Ltd.	563,955
65,394	Magna International, Inc.	3,862,165

		7,330,376

	China - 13.2%
26,995	58.com, Inc. ADR*	2,359,093
54,326	Alibaba Group Holding Ltd. ADR*	9,699,364
371,500	Anhui Conch Cement Co., Ltd. Class H	2,318,708
545,626	China Longyuan Power Group Corp. Ltd. Class H	535,925
97,000	ENN Energy Holdings Ltd.	907,098
3,668	NetEase, Inc. ADR	942,933
51,269	New Oriental Education & Technology Group, Inc. ADR	4,606,007
391,222	PICC Property & Casualty Co., Ltd. Class H	700,353
278,861	Ping An Insurance Group Co. of China Ltd. Class H	2,724,862
175,919	Sunny Optical Technology Group Co., Ltd.	2,870,581
227,419	Tencent Holdings Ltd.	11,180,574
27,228	Weibo Corp. ADR*	3,118,151

		41,963,649

	Denmark - 1.1%
37,512	DSV A/S	2,970,790
2,256	Genmab A/S*	455,482

		3,426,272

	France - 12.0%
51,459	Airbus SE	6,040,416
64,409	Alstom S.A.	2,932,440
10,925	BNP Paribas S.A.	843,402
9,905	Capgemini SE	1,362,589
23,141	Cie de Saint-Gobain	1,210,761
88,791	Edenred	3,058,890
7,563	Essilor International Cie Generale d’Optique S.A.	1,033,020
5,685	Kering S.A.	3,288,749
3,665	L’Oreal S.A.	882,494
32,926	Legrand S.A.	2,562,068
12,960	LVMH Moet Hennessy Louis Vuitton SE	4,510,233
34,319	Peugeot S.A.(1)	845,057
47,068	Safran S.A.	5,520,607
15,696	Schneider Electric SE	1,422,754
9,865	TOTAL S.A.	620,032

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	France - 12.0% - (continued)
3,959	Unibail-Rodamco SE REIT	$950,436
17,116	Valeo S.A.	1,144,362

		38,228,310

	Germany - 4.0%
17,209	adidas AG	4,229,445
13,542	Beiersdorf AG	1,532,117
126,112	E.ON SE	1,380,896
3,456	HeidelbergCement AG	337,952
28,936	Infineon Technologies AG	740,926
46,844	United Internet AG	3,027,883
3,952	Volkswagen AG	815,040
15,337	Zalando SE*(2)	789,191

		12,853,450

	Hong Kong - 4.2%
560,413	AIA Group Ltd.	5,008,522
130,262	Melco Resorts & Entertainment Ltd. ADR	4,065,477
132,260	Sands China Ltd.	764,380
1,496,205	Sino Biopharmaceutical Ltd.	3,150,722
86,855	Techtronic Industries Co., Ltd.	508,813

		13,497,914

	India - 2.2%
65,783	HDFC Bank Ltd.	1,985,022
6,496	HDFC Bank Ltd. ADR	622,382
127,097	ICICI Bank Ltd. ADR	1,081,595
106,857	IndusInd Bank Ltd.	3,025,523
1,681	Maruti Suzuki India Ltd.	221,201

		6,935,723

	Indonesia - 0.6%
1,207,180	Bank Central Asia Tbk PT	1,908,891

	Ireland - 1.1%
24,987	ICON plc*	2,939,221
3,978	Ryanair Holdings plc ADR*	437,460

		3,376,681

	Italy - 3.3%
89,805	Davide Campari-Milano S.p.A.	672,724
133,283	Eni S.p.A.	2,605,470
120,927	FinecoBank Banca Fineco S.p.A.	1,439,970
63,485	Moncler S.p.A.	2,861,388
120,504	Pirelli & C. S.p.A.*(2)	1,044,040
88,896	UniCredit S.p.A.	1,927,258

		10,550,850

	Japan - 10.2%
29,885	Advantest Corp.	710,823
13,225	Alps Electric Co., Ltd.	292,092
9,645	Eisai Co., Ltd.	646,881
3,100	FANUC Corp.	664,052
40,460	KDDI Corp.	1,086,092
5,360	Keyence Corp.	3,268,417
19,990	Komatsu Ltd.	681,433
54,270	Mitsui Fudosan Co., Ltd.	1,390,150
191,803	Nexon Co., Ltd.*	2,791,001
4,620	Nidec Corp.	722,763
1,970	Nintendo Co., Ltd.	827,747
20,405	Ono Pharmaceutical Co., Ltd.	471,667
43,250	Seven & i Holdings Co., Ltd.	1,905,629
5,275	Shin-Etsu Chemical Co., Ltd.	529,344

The accompanying notes are an integral part of these financial statements.

51

The Hartford International Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Japan - 10.2% - (continued)
9,620	SMC Corp.	$3,655,531
16,980	SoftBank Group Corp.	1,297,419
108,586	Sony Corp.	5,071,628
45,550	Sumitomo Mitsui Financial Group, Inc.	1,898,444
38,240	Tokio Marine Holdings, Inc.	1,804,823
13,858	Tokyo Electron Ltd.	2,661,469

		32,377,405

	Luxembourg - 0.4%
8,028	Spotify Technology S.A.*	1,297,887

	Netherlands - 4.9%
23,499	AerCap Holdings N.V.*	1,225,003
20,556	ASML Holding N.V.	3,913,528
224,439	ING Groep N.V.	3,781,912
84,859	Koninklijke Philips N.V.	3,591,759
56,521	Wolters Kluwer N.V.	3,058,339

		15,570,541

	Portugal - 0.2%
35,179	Galp Energia SGPS S.A.	675,192

	Russia - 0.1%
14,255	Yandex N.V. Class A*	475,547

	Singapore - 1.1%
151,730	DBS Group Holdings Ltd.	3,500,728

	South Korea - 1.2%
16,351	ING Life Insurance Korea Ltd.(2)	628,167
1,293	Samsung Electronics Co., Ltd.*(3)(4)	3,204,839

		3,833,006

	Spain - 0.9%
111,849	Banco Santander S.A.	722,648
207,937	CaixaBank S.A.	1,011,171
25,003	Cellnex Telecom S.A.(2)	670,561
16,791	Industria de Diseno Textil S.A.(1)	520,490

		2,924,870

	Sweden - 1.6%
30,692	Assa Abloy AB Class B(1)	643,210
99,492	Atlas Copco AB Class A*	3,890,766
18,634	Trelleborg AB Class B(1)	435,453

		4,969,429

	Switzerland - 6.4%
19,742	ABB Ltd.	460,296
5,063	Cie Financiere Richemont S.A.	481,282
64,999	Julius Baer Group Ltd.*	3,857,581
33,243	Nestle S.A.	2,575,338
67,446	Novartis AG	5,191,608
4,284	Partners Group Holding AG	3,124,621
1,964	Roche Holding AG	436,376
245,487	UBS Group AG*	4,120,473

		20,247,575

	Taiwan - 2.7%
48,060	Catcher Technology Co., Ltd.	532,994
1,054,906	Taiwan Semiconductor Manufacturing Co., Ltd.*	8,035,575

		8,568,569

	United Kingdom - 13.9%
38,689	Anglo American plc	910,323
16,173	Aon plc	2,304,167

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	United Kingdom - 13.9% - (continued)
78,681	AstraZeneca plc	$5,507,851
441,370	B&M European Value Retail S.A.	2,459,595
373,677	BT Group plc	1,282,586
176,472	Compass Group plc	3,785,811
156,657	Diageo plc	5,588,683
52,079	Fiat Chrysler Automobiles N.V.*	1,157,131
267,967	Grainger plc	1,154,042
65,544	IHS Markit Ltd.*	3,220,177
71,730	Just Eat plc*	763,630
178,703	Prudential plc	4,595,173
38,082	Rio Tinto plc	2,075,693
99,636	Smiths Group plc	2,183,149
124,422	Unilever N.V.	7,132,935

		44,120,946

	United States - 2.9%
16,807	Accenture plc Class A	2,541,218
34,095	Amdocs Ltd.	2,292,889
32,269	Medtronic plc	2,585,715
38,118	Sensata Technologies Holding plc*	1,933,345

		9,353,167

	Total Common Stocks (cost $266,699,664)	$308,452,439

EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
2,879	iShares MSCI ACWI ex U.S. ETF	$143,864

	Total Exchange-Traded Funds (cost $144,988)	$143,864

	Total Long-Term Investments (cost $266,844,652)	$308,596,303

SHORT-TERM INVESTMENTS - 2.4%
	Other Investment Pools & Funds - 1.6%
5,036,795	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(5)	$5,036,795

	Securities Lending Collateral - 0.8%
125,641	Citibank NA DDCA, 1.50%, 5/1/2018(5)	125,641
1,337,069	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(5)	1,337,069
1,050,113	Invesco Government & Agency Portfolio, 1.60%(5)	1,050,113

		2,512,823

	Total Short-Term Investments (cost $7,549,618)	$7,549,618

Total Investments (cost $274,394,270)	99.3%	$316,145,921
Other Assets and Liabilities	0.7%	2,263,700

Total Net Assets	100.0%	$318,409,621

The accompanying notes are an integral part of these financial statements.

52

The Hartford International Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $3,131,959, which represented 1.0% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $3,204,839, which represented 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited.At April 30, 2018, the aggregate value of this security was $3,204,839, which represented 1.0% of total net assets.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

53

The Hartford International Growth Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$10,076,843	$—	$10,076,843	$—
Austria	3,013,460	—	3,013,460	—
Brazil	7,375,158	7,375,158	—	—
Canada	7,330,376	7,330,376	—	—
China	41,963,649	20,725,548	21,238,101	—
Denmark	3,426,272	—	3,426,272	—
France	38,228,310	—	38,228,310	—
Germany	12,853,450	—	12,853,450	—
Hong Kong	13,497,914	4,065,477	9,432,437	—
India	6,935,723	1,703,977	5,231,746	—
Indonesia	1,908,891	—	1,908,891	—
Ireland	3,376,681	3,376,681	—	—
Italy	10,550,850	—	10,550,850	—
Japan	32,377,405	—	32,377,405	—
Luxembourg	1,297,887	1,297,887	—	—
Netherlands	15,570,541	1,225,003	14,345,538	—
Portugal	675,192	—	675,192	—
Russia	475,547	475,547	—	—
Singapore	3,500,728	—	3,500,728	—
South Korea	3,833,006	—	628,167	3,204,839
Spain	2,924,870	—	2,924,870	—
Sweden	4,969,429	—	4,969,429	—
Switzerland	20,247,575	—	20,247,575	—
Taiwan	8,568,569	—	8,568,569	—
United Kingdom	44,120,946	5,524,344	38,596,602	—
United States	9,353,167	9,353,167	—	—
Exchange-Traded Funds	143,864	143,864	—	—
Short-Term Investments	7,549,618	7,549,618	—	—

Total	$316,145,921	$70,146,647	$242,794,435	$3,204,839

(1)	For the six-month period ended April 30, 2018, investments valued at $1,735,257 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; there were no transfers from Level 2 to Level 1 and Investments valued at $7,858,754 were transfers from Level 2 to Level 3 due to the unavailability of active market pricing and there were no transfer from level 3 to level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2018:

Investments in Securities	Common Stocks	Total
Beginning balance	$278	$278
Realized Gain (Loss)	2,255,871	2,255,871
Change in Unrealized Appreciation (Depreciation)	(2,390,284)	(2,390,284)
Net Purchases	1,417,255	1,417,255
Net Sales	(5,937,035)	(5,937,035)
Net Transfers in to Level 3	7,858,754	7,858,754

Ending balance	$3,204,839	$3,204,839

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2018 was $(2,390,284).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

54

The Hartford International Opportunities Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6%
	Argentina - 0.0%
33,847	YPF S.A. ADR	$740,911

	Australia - 0.7%
2,001,690	Treasury Wine Estates Ltd.	28,592,113

	Austria - 0.9%
446,249	ams AG	36,805,246

	Brazil - 2.2%
2,256,930	Itau Unibanco Holding S.A. ADR	32,793,193
92,885	Pagseguro Digital Ltd. Class A*	3,086,569
3,661,506	Petroleo Brasileiro S.A. ADR*	51,590,619

		87,470,381

	Canada - 7.4%
1,157,094	Canadian National Railway Co.	89,371,870
1,983,073	Canadian Natural Resources Ltd.	71,541,681
2,418,165	Encana Corp.	30,115,237
842,656	Magna International, Inc.	49,767,206
1,198,888	TransCanada Corp.	50,833,337

		291,629,331

	China - 12.8%
862,500	AAC Technologies Holdings, Inc.	12,379,262
515,215	Alibaba Group Holding Ltd. ADR*	91,986,486
38,325,774	China Construction Bank Corp. Class H	40,152,324
7,869,021	China Longyuan Power Group Corp. Ltd. Class H	7,729,111
6,779,000	China Merchants Bank Co., Ltd. Class H	29,559,140
265,837	Ctrip.com International Ltd. ADR*	10,872,733
3,700,249	ENN Energy Holdings Ltd.	34,602,963
598,129	JD.com, Inc. ADR*	21,837,690
7,034,000	Kingdee International Software Group Co., Ltd.*	6,828,321
73,778	NetEase, Inc. ADR	18,966,110
673,972	New Oriental Education & Technology Group, Inc. ADR	60,549,645
5,483,000	Ping An Insurance Group Co. of China Ltd. Class H	53,576,585
1,950,100	Sunny Optical Technology Group Co., Ltd.	31,821,006
1,155,200	Tencent Holdings Ltd.	56,792,962
225,666	Weibo Corp. ADR*	25,843,270

		503,497,608

	France - 9.9%
461,820	Airbus SE	54,209,856
151,046	Capgemini SE	20,778,753
333,266	Cie Generale des Etablissements Michelin SCA	46,864,821
103,545	Essilor International Cie Generale d’Optique S.A.	14,143,070
5,073,516	Natixis S.A.	41,668,487
1,171,874	Peugeot S.A.(1)	28,855,729
610,143	Safran S.A.	71,563,695
762,867	TOTAL S.A.	47,947,477
75,004	Unibail-Rodamco SE REIT	18,006,195
671,776	Valeo S.A.	44,914,413

		388,952,496

	Germany - 3.1%
72,597	Beiersdorf AG	8,213,493
214,202	Continental AG	57,049,413
152,466	Siemens AG	19,362,396
775,721	Vonovia SE	38,867,356

		123,492,658

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	Hong Kong - 1.2%
2,985,000	Henderson Land Development Co., Ltd.	$18,926,545
385,863	Hong Kong Exchanges & Clearing Ltd.	12,499,847
567,271	Melco Resorts & Entertainment Ltd. ADR	17,704,528

		49,130,920

	India - 2.3%
475,865	HDFC Bank Ltd.	14,359,372
10,260,589	ICICI Bank Ltd.	43,646,907
3,725,781	Power Grid Corp. of India Ltd.	11,573,122
5,166,382	State Bank of India	19,000,513

		88,579,914

	Italy - 4.4%
422,942	Banca Generali S.p.A.	13,719,876
338,400	Ferrari N.V.	41,513,828
1,032,482	FinecoBank Banca Fineco S.p.A.	12,294,553
291,852	Moncler S.p.A.	13,154,317
4,693,104	Pirelli & C. S.p.A.*(2)	40,660,814
2,424,978	UniCredit S.p.A.	52,573,314

		173,916,702

	Japan - 15.4%
345,700	Daikin Industries Ltd.	40,383,207
798,720	Daiwa House Industry Co., Ltd.	29,202,197
44,860	FANUC Corp.	9,609,480
1,378,050	ITOCHU Corp.	27,558,815
13,400	Keyence Corp.	8,171,042
2,075,300	Kobe Steel Ltd.	21,347,694
1,565,400	Komatsu Ltd.	53,362,463
2,667,500	Mitsubishi UFJ Financial Group, Inc.	17,875,830
1,283,600	Nexon Co., Ltd.*	18,678,172
80,200	Nidec Corp.	12,546,662
1,387,270	Ono Pharmaceutical Co., Ltd.	32,067,102
612,960	Seven & i Holdings Co., Ltd.	27,007,494
745,484	SoftBank Group Corp.	56,961,453
1,238,756	Sony Corp.	57,857,459
1,151,216	Sony Financial Holdings, Inc.	21,002,640
1,800,160	Sumitomo Mitsui Financial Group, Inc.	75,027,503
235,100	Sysmex Corp.	20,768,090
266,500	Terumo Corp.	15,078,779
1,345,613	Tokio Marine Holdings, Inc.	63,509,225

		608,015,307

	Luxembourg - 0.9%
368,324	ArcelorMittal*	12,483,846
143,035	Spotify Technology S.A.*	23,124,468

		35,608,314

	Mexico - 0.4%
3,000,950	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	15,829,479
251,450	Infraestructura Energetica Nova, S.A.B. de C.V.	1,108,007

		16,937,486

	Netherlands - 3.0%
1,044,241	AerCap Holdings N.V.*	54,436,283
1,853,236	DP Eurasia N.V.*(2)	4,847,563
1,037,547	ING Groep N.V.	17,483,196
970,995	Koninklijke Philips N.V.	41,098,533

		117,865,575

	Norway - 0.3%
1,635,698	Norsk Hydro ASA	10,216,492

The accompanying notes are an integral part of these financial statements.

55

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.6% - (continued)
	Panama - 0.2%
74,816	Copa Holdings S.A. Class A	$8,766,191

	Russia - 0.4%
475,799	Mail.Ru Group Ltd. GDR*	15,080,279

	South Korea - 2.3%
36,346	Samsung Electronics Co., Ltd.*(3)(4)	90,087,436

	Spain - 3.5%
3,610,304	Banco Santander S.A.(1)	23,325,890
8,270,550	Iberdrola S.A.(1)	63,897,764
1,611,937	Industria de Diseno Textil S.A.	49,967,108

		137,190,762

	Sweden - 0.5%
639,064	Lundin Petroleum AB*	17,617,033

	Switzerland - 8.2%
334,490	Julius Baer Group Ltd.*	19,851,418
1,506,265	Nestle S.A.	116,690,465
966,304	Novartis AG	74,380,567
222,703	Swiss Re AG	21,216,742
5,423,521	UBS Group AG*	91,033,209

		323,172,401

	Taiwan - 2.8%
8,197,419	Hon Hai Precision Industry Co., Ltd.	22,800,151
11,615,595	Taiwan Semiconductor Manufacturing Co., Ltd.*	88,479,911

		111,280,062

	United Kingdom - 11.8%
1,474,443	Anglo American plc	34,692,538
742,105	AstraZeneca plc	51,949,060
6,490,358	BAE Systems plc	54,455,504
1,075,329	British American Tobacco plc	58,979,084
1,046,304	Compass Group plc	22,446,105
2,123,199	Fiat Chrysler Automobiles N.V.*	47,174,868
9,493,791	Glencore plc*	45,731,534
1,971,584	Just Eat plc*	20,989,266
1,476,310	Rio Tinto plc	80,467,593
939,666	Standard Chartered plc	9,870,276
654,085	Unilever N.V.	37,497,755

		464,253,583

	Total Common Stocks (cost $3,456,039,822)	$3,728,899,201

EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
438,288	iShares MSCI ACWI ex U.S. ETF(1)	$21,901,251

	Total Exchange-Traded Funds (cost $21,503,743)	$21,901,251

	Total Long-Term Investments (cost $3,477,543,565)	$3,750,800,452

SHORT-TERM INVESTMENTS - 7.8%
	Other Investment Pools & Funds - 4.3%
171,046,691	Fidelity Institutional Government Fund, Institutional Class, 1.59%(5)	$171,046,691

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 7.8% - (continued)
	Securities Lending Collateral - 3.5%
6,783,330	Citibank NA DDCA, 1.50%, 5/1/2018(5)	$6,783,330
72,187,984	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(5)	72,187,984
56,695,278	Invesco Government & Agency Portfolio, 1.60%(5)	56,695,278

		135,666,592

	Total Short-Term Investments (cost $306,713,283)	$306,713,283

Total Investments (cost $3,784,256,848)	102.9%	$4,057,513,735
Other Assets and Liabilities	(2.9)%	(115,496,747)

Total Net Assets	100.0%	$3,942,016,988

The accompanying notes are an integral part of these financial statements.

56

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $45,508,377, which represented 1.2% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $90,087,436, which represented 2.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited.At April 30, 2018, the aggregate value of this security was $90,087,436, which represented 2.3% of total net assets.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

57

The Hartford International Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$740,911	$740,911	$—	$—
Australia	28,592,113	—	28,592,113	—
Austria	36,805,246	—	36,805,246	—
Brazil	87,470,381	87,470,381	—	—
Canada	291,629,331	291,629,331	—	—
China	503,497,608	230,055,934	273,441,674	—
France	388,952,496	—	388,952,496	—
Germany	123,492,658	—	123,492,658	—
Hong Kong	49,130,920	17,704,528	31,426,392	—
India	88,579,914	—	88,579,914	—
Italy	173,916,702	—	173,916,702	—
Japan	608,015,307	—	608,015,307	—
Luxembourg	35,608,314	23,124,468	12,483,846	—
Mexico	16,937,486	16,937,486	—	—
Netherlands	117,865,575	59,283,846	58,581,729	—
Norway	10,216,492	—	10,216,492	—
Panama	8,766,191	8,766,191	—	—
Russia	15,080,279	—	15,080,279	—
South Korea	90,087,436	—	—	90,087,436
Spain	137,190,762	—	137,190,762	—
Sweden	17,617,033	—	17,617,033	—
Switzerland	323,172,401	—	323,172,401	—
Taiwan	111,280,062	—	111,280,062	—
United Kingdom	464,253,583	—	464,253,583	—
Exchange-Traded Funds	21,901,251	21,901,251	—	—
Short-Term Investments	306,713,283	306,713,283	—	—

Total	$4,057,513,735	$1,064,327,610	$2,903,098,689	$90,087,436

(1)	For the six-month period ended April 30, 2018, investments valued at $20,780,522 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $5,329,514 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and investments valued at $77,017,266 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

Investments in Securities	Common Stocks	Total
Beginning balance	$7,876	$7,876
Realized Gain (Loss)	1,427,498	1,427,498
Change in Unrealized Appreciation (Depreciation)	1,123,748	1,123,748
Net Purchases	13,612,976	13,612,976
Net Sales	(3,101,928)	(3,101,928)
Net Transfers in to Level 3	77,017,266	77,017,266

Ending balance	$90,087,436	$90,087,436

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2018 was $1,123,748.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period

The accompanying notes are an integral part of these financial statements.

58

The Hartford International Small Company Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Australia - 7.9%
598,662	ALS Ltd.	$3,493,769
1,208,368	Cleanaway Waste Management Ltd.	1,434,991
109,977	Domino’s Pizza Enterprises Ltd.(1)	3,481,557
713,160	Estia Health Ltd.	1,900,625
476,207	Karoon Gas Australia Ltd.*	452,039
202,597	Monadelphous Group Ltd.	2,450,361
517,304	Netwealth Group Ltd.*	2,785,928
2,543,909	NRW Holdings Ltd.*	2,438,934
392,080	Nufarm Ltd.	2,679,965
999,340	oOh!media Ltd.	3,649,186
238,438	SEEK Ltd.	3,468,281
310,282	SpeedCast International Ltd.	1,378,124

		29,613,760

	Austria - 3.6%
29,293	ams AG	2,415,997
14,491	Lenzing AG(1)	1,686,271
57,498	Porr AG(1)	2,046,298
13,006	Rhi Magnesita N.V.*	767,065
21,857	Schoeller-Bleckmann Oilfield Equipment AG*	2,702,100
160,643	Wienerberger AG	4,047,865

		13,665,596

	Belgium - 2.6%
23,431	Cie d’Entreprises CFE	2,954,026
363,200	Euronav N.V.(1)	2,930,598
18,042	Galapagos N.V.*	1,616,630
89,274	Ontex Group N.V.(1)	2,288,318

		9,789,572

	China - 0.5%
11,527	BeiGene Ltd. ADR*	1,954,749
40,000	Microport Scientific Corp.	46,785

		2,001,534

	Finland - 1.0%
47,484	Metso Oyj	1,687,598
243,660	Outotec Oyj*	2,216,165

		3,903,763

	France - 4.8%
27,162	ID Logistics Group*	4,845,042
29,014	Imerys S.A.	2,648,181
117,431	Innate Pharma S.A.*(1)	898,550
143,746	Maisons du Monde S.A.(2)	5,841,023
21,305	SOITEC*	1,732,456
13,284	Virbac S.A.*	2,074,582

		18,039,834

	Germany - 1.8%
15,808	Aumann AG*(2)	952,564
138,517	SAF-Holland S.A.	2,579,192
37,615	STRATEC Biomedical AG	3,430,109

		6,961,865

	Hong Kong - 1.6%
1,947,000	Cathay Pacific Airways Ltd.	3,126,099
2,976,000	Value Partners Group Ltd.	2,815,013

		5,941,112

	Ireland - 0.7%
1,199,271	Cairn Homes plc*	2,601,038

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Italy - 8.6%
431,818	Anima Holding S.p.A.(2)	$3,098,270
393,414	Autogrill S.p.A.	5,013,921
107,362	Brunello Cucinelli S.p.A.	3,566,029
97,854	Buzzi Unicem S.p.A.	2,470,678
275,175	Cerved Information Solutions S.p.A.	3,329,870
23,676	DiaSorin S.p.A.	2,230,888
156,373	Gima TT S.p.A.*(2)	3,119,781
163,358	Infrastrutture Wireless Italiane S.p.A.(2)	1,314,836
97,837	Interpump Group S.p.A.	3,107,975
173,390	Salvatore Ferragamo S.p.A.	5,123,366

		32,375,614

	Japan - 33.6%
30,300	Ain Holdings, Inc.	2,018,069
61,300	Alps Electric Co., Ltd.	1,353,893
125,200	Asahi Intecc Co., Ltd.	4,367,158
248,700	Daikyonishikawa Corp.	4,470,102
110,800	Dip Corp.	2,686,592
296,300	DMG Mori Co., Ltd.	5,536,254
148,700	EPS Holdings, Inc.	3,029,535
64,400	Ezaki Glico Co., Ltd.	3,469,095
244,800	Ferrotec Holdings Corp.	5,446,428
33,600	Furukawa Electric Co., Ltd.	1,651,126
133,400	H2O Retailing Corp.	2,510,284
141,700	Hitachi Metals Ltd.	1,619,397
740,400	Ichigo, Inc.	3,297,087
120,400	IHI Corp.	3,935,415
310,900	Itoham Yonekyu Holdings, Inc.	2,823,471
101,500	Jamco Corp.	2,335,543
112,900	JGC Corp.	2,767,061
122,000	Kanto Denka Kogyo Co., Ltd.	1,131,087
112,704	Kawasaki Heavy Industries Ltd.	3,767,929
308,500	Kenedix, Inc.	1,781,864
56,300	KH Neochem Co., Ltd.	1,702,562
507,600	Kobe Steel Ltd.	5,221,457
86,278	Kyudenko Corp.	4,031,254
132,300	Miura Co., Ltd.	4,017,484
90,640	Nippon Shinyaku Co., Ltd.	6,748,797
139,600	Nippon Yusen KK	2,969,366
161,600	Persol Holdings Co., Ltd.	3,841,258
216,800	San-In Godo Bank Ltd.	2,038,337
254,600	Sanwa Holdings Corp.	3,269,342
119,400	SCSK Corp.	5,109,852
103,500	Taiheiyo Cement Corp.	3,908,156
586,700	Takara Leben Co., Ltd.	2,485,693
58,900	TechnoPro Holdings, Inc.	3,426,934
77,700	Tokyo Ohka Kogyo Co., Ltd.	2,729,865
57,600	Tokyo Seimitsu Co., Ltd.	2,187,729
325,300	Tokyo Steel Manufacturing Co., Ltd.	2,714,609
41,142	Tokyo TY Financial Group, Inc.	1,085,896
186,100	Toyo Tire & Rubber Co., Ltd.	3,167,831
36,900	Warabeya Nichiyo Holdings Co., Ltd.	936,837
5,000	Yokogawa Bridge Holdings Corp.	108,883
103,300	Zenkoku Hosho Co., Ltd.	4,262,931

		125,962,463

	Jersey - 0.8%
351,377	Sanne Group plc	3,004,029

	Luxembourg - 1.4%
1,460,000	L’Occitane International S.A.	2,711,935

The accompanying notes are an integral part of these financial statements.

59

The Hartford International Small Company Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Luxembourg - 1.4% - (continued)
128,764	Reinet Investments SCA	$2,379,079

		5,091,014

	Netherlands - 2.2%
79,258	IMCD N.V.	4,876,996
57,671	Rhi Magnesita N.V.*	3,454,317

		8,331,313

	Norway - 2.2%
334,581	Kongsberg Gruppen ASA	8,191,120

	South Korea - 1.7%
43,938	Korea Aerospace Industries Ltd.*	1,765,742
190,679	Nexen Tire Corp.	2,151,287
67,567	Samsung Securities Co., Ltd.	2,323,842

		6,240,871

	Spain - 1.3%
319,900	Melia Hotels International S.A.	4,756,372

	Switzerland - 3.3%
33,399	Dufry AG*(1)	4,723,883
33,538	Galenica AG*(2)	1,802,968
241,746	OC Oerlikon Corp. AG*	3,902,806
9,246	Tecan Group AG	2,032,971

		12,462,628

	United Kingdom - 19.2%
252,574	Abcam plc	4,234,268
1,346,792	B&M European Value Retail S.A.	7,505,183
176,435	Concentric AB	2,880,642
164,612	Consort Medical plc	2,719,455
711,993	ConvaTec Group plc(2)	2,119,606
682,430	Elementis plc	2,658,122
105,555	Genus plc	3,650,495
358,497	Grainger plc	1,543,924
1,117,489	Hays plc	2,753,847
231,850	Hikma Pharmaceuticals plc	4,088,083
165,540	Hill & Smith Holdings plc	3,020,939
274,204	Hunting plc*	3,030,329
495,135	Ibstock plc(2)	2,024,289
53,132	James Fisher & Sons plc	1,224,477
177,974	Keller Group plc	2,544,115
199,478	Kier Group plc	2,943,499
359,297	Lancashire Holdings Ltd.	2,948,078
351,638	Polypipe Group plc	1,848,114
1,024,040	Rentokil Initial plc	4,320,340
906,210	Restaurant Group plc(1)	3,784,949
940,229	Tyman plc	4,077,696
179,492	Ultra Electronics Holdings plc	3,479,260
990,115	Volution Group plc	2,685,289

		72,084,999

	Total Common Stocks (cost $321,401,702)	$371,018,497

	Total Long-Term Investments (cost $321,401,702)	$371,018,497

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.1%
	Other Investment Pools & Funds - 1.1%
4,219,058	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(3)	$4,219,058

	Securities Lending Collateral - 3.0%
553,457	Citibank NA DDCA, 1.50%, 5/1/2018(3)	553,457
5,889,869	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(3)	5,889,869
4,625,808	Invesco Government & Agency Portfolio, 1.60%(3)	4,625,808

		11,069,134

	Total Short-Term Investments (cost $15,288,192)	$15,288,192

Total Investments (cost $336,689,894)	102.9%	$386,306,689
Other Assets and Liabilities	(2.9)%	(10,938,459)

Total Net Assets	100.0%	$375,368,230

The accompanying notes are an integral part of these financial statements.

60

The Hartford International Small Company Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $20,273,337, which represented 5.4% of total net assets.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

The accompanying notes are an integral part of these financial statements.

61

The Hartford International Small Company Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$29,613,760	$—	$29,613,760	$—
Austria	13,665,596	767,065	12,898,531	—
Belgium	9,789,572	2,954,026	6,835,546	—
China	2,001,534	2,001,534	—	—
Finland	3,903,763	—	3,903,763	—
France	18,039,834	—	18,039,834	—
Germany	6,961,865	—	6,961,865	—
Hong Kong	5,941,112	—	5,941,112	—
Ireland	2,601,038	2,601,038	—	—
Italy	32,375,614	—	32,375,614	—
Japan	125,962,463	—	125,962,463	—
Jersey	3,004,029	3,004,029	—	—
Luxembourg	5,091,014	2,379,079	2,711,935	—
Netherlands	8,331,313	3,454,317	4,876,996	—
Norway	8,191,120	—	8,191,120	—
South Korea	6,240,871	2,151,287	4,089,584	—
Spain	4,756,372	—	4,756,372	—
Switzerland	12,462,628	—	12,462,628	—
United Kingdom	72,084,999	13,056,559	59,028,440	—
Short-Term Investments	15,288,192	15,288,192	—	—

Total	$386,306,689	$47,657,126	$338,649,563	$—

(1)	For the six-month period ended April 30, 2018, investments valued at $63,472,640 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $12,373,640 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

62

The Hartford International Value Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3%
	Australia - 0.6%
5,038,280	Resolute Mining Ltd.	$4,302,808
4,975,960	Western Areas Ltd.	12,813,425

		17,116,233

	Austria - 0.2%
708,141	Zumtobel Group AG(1)	6,417,377

	Belgium - 1.4%
439,633	Ageas	23,517,072
1,947,591	AGFA-Gevaert N.V.*	6,943,540
398,765	Orange Belgium S.A.	8,277,090

		38,737,702

	Brazil - 0.5%
1,086,210	Petroleo Brasileiro S.A. ADR*	15,304,699

	Canada - 2.7%
1,763,936	Advantage Oil & Gas Ltd.*	5,618,987
599,477	ARC Resources Ltd.	6,686,016
1,142,670	Barrick Gold Corp.	15,378,588
667,002	Cameco Corp.	7,023,534
1,978,768	Centerra Gold, Inc.*	12,082,668
3,985,525	Eldorado Gold Corp.*(1)	3,786,249
2,051,977	Kinross Gold Corp.*	7,961,671
541,760	Northern Dynasty Minerals Ltd.*(1)	489,460
2,214,852	Painted Pony Energy Ltd.*(1)	4,830,083
400,473	Tourmaline Oil Corp.	7,532,554
1,494,226	Uranium Participation Corp.*	4,515,438

		75,905,248

	China - 2.4%
21,919,530	361 Degrees International Ltd.	6,930,827
29,823,000	China BlueChemical Ltd. Class H	7,838,251
5,752,000	China Machinery Engineering Corp. Class H	3,341,783
47,312,000	China Telecom Corp. Ltd. Class H	22,933,635
27,607,300	Daphne International Holdings Ltd.*	1,416,315
16,364,000	Dongfeng Motor Group Co., Ltd. Class H	18,095,867
15,870,860	Xtep International Holdings Ltd.	9,220,530

		69,777,208

	Denmark - 0.7%
5,591	AP Moller - Maersk A/S Class B	8,956,754
575,903	D/S Norden A/S*(1)	10,506,737

		19,463,491

	Finland - 0.4%
1,783,428	Nokia Oyj	10,700,949

	France - 9.3%
339,530	Alstom S.A.	15,458,267
465,371	BNP Paribas S.A.	35,926,296
538,042	Cie de Saint-Gobain	28,150,903
302,080	Coface S.A.*	3,827,224
1,135,254	Engie S.A.	19,914,033
150,886	Metropole Television S.A.	3,714,937
433,929	Neopost S.A.	11,708,823
80,948	Renault S.A.	8,773,266
1,138,585	Rexel S.A.	17,650,059
477,679	Societe Generale S.A.	26,142,772
55,563	Sopra Steria Group	11,860,353
875,137	Television Francaise(1)	10,940,376
989,529	TOTAL S.A.	62,193,566
145,770	Vicat S.A.	10,742,959

		267,003,834

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3% - (continued)
	Germany - 2.6%
1,030,188	CECONOMY AG	$11,544,123
1,547,677	E.ON SE	16,946,686
243,992	Hamburger Hafen und Logistik AG	5,858,835
868,927	Metro AG*	12,570,843
24,730	Rheinmetall AG	3,231,748
569,080	RWE AG	13,601,995
190,251	Salzgitter AG	10,447,754

		74,201,984

	Greece - 0.7%
1,301,457	Hellenic Telecommunications Organization S.A.	18,947,113

	Hong Kong - 2.4%
10,707,788	AMVIG Holdings Ltd.	2,755,854
2,478,130	China Mobile Ltd.	23,607,879
16,331,660	China Unicom Hong Kong Ltd.*	23,093,764
35,872,000	CST Group Ltd.*	159,130
831,060	Dah Sing Financial Holdings Ltd.	5,549,548
221,595,205	G-Resources Group Ltd.*	1,828,743
44,428,275	Pacific Basin Shipping Ltd.*	11,813,218

		68,808,136

	Hungary - 0.4%
6,415,597	Magyar Telekom Telecommunications plc	11,096,799

	India - 0.9%
3,127,656	Allahabad Bank*	2,288,744
2,510,852	Canara Bank	9,925,287
3,147,333	Corp. Bank*	1,414,253
4,355,505	NTPC Ltd.	11,209,299

		24,837,583

	Ireland - 0.5%
1,655,496	Bank of Ireland Group plc	14,852,115

	Italy - 4.9%
1,357,345	Assicurazioni Generali S.p.A.	27,389,799
2,408,252	Banca Popolare dell’Emilia Romagna SC	13,901,595
2,607,118	Eni S.p.A.	50,964,992
1,979,254	Geox S.p.A.	6,657,143
2,786,550	Saipem S.p.A.*	10,642,484
1,432,674	UniCredit S.p.A.	31,060,249

		140,616,262

	Japan - 30.9%
563,350	Aisan Industry Co., Ltd.	5,812,290
81,770	Alpha Systems, Inc.	1,696,557
742,460	Avex, Inc.	10,248,821
209,100	Benesse Holdings, Inc.	7,616,099
542,405	Canon, Inc.	18,658,283
203,865	Cawachi Ltd.	4,740,020
955,450	Chiyoda Corp.	9,810,353
405,205	Chubu Steel Plate Co., Ltd.	2,809,803
1,625,250	Citizen Watch Co., Ltd.	12,109,439
237,840	CMIC Holdings Co., Ltd.	5,454,162
1,036,130	Dai-ichi Life Holdings, Inc.	20,569,818
536,315	DeNA Co., Ltd.	10,221,976
234,058	Eisai Co., Ltd.	15,698,039
449,090	Exedy Corp.	15,209,721
604,565	Fuji Media Holdings, Inc.	9,911,887
3,458,765	Fujitsu Ltd.	20,968,588
970,515	Funai Electric Co., Ltd.	6,713,282
208,550	Gendai Agency, Inc.	1,028,832
2,123,080	Gree, Inc.	11,730,680
434,225	Hisaka Works Ltd.	4,619,550

The accompanying notes are an integral part of these financial statements.

63

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3% - (continued)
	Japan - 30.9% - (continued)
1,268,555	Honda Motor Co., Ltd.	$43,620,450
358,855	Honeys Holdings Co., Ltd.	3,431,298
459,255	Hosiden Corp.	5,475,338
630,755	Ichiyoshi Securities Co., Ltd.	7,718,752
1,185,910	Inpex Corp.	15,160,440
550,155	Japan Petroleum Exploration Co., Ltd.	14,316,349
294,970	Japan Steel Works Ltd.	9,661,780
716,740	JGC Corp.	17,566,546
894,705	JSR Corp.	16,854,509
729,625	Keihin Corp.	14,413,057
602,875	Kyoei Steel Ltd.	12,553,901
151,720	Melco Holdings, Inc.	5,576,944
228,340	Miraial Co., Ltd.	3,186,865
651,240	Mitsubishi Heavy Industries Ltd.	25,744,646
819,195	Mitsubishi Motors Corp.	6,096,289
5,383,655	Mitsubishi UFJ Financial Group, Inc.	36,077,713
16,992,015	Mizuho Financial Group, Inc.	30,742,577
926,410	Nakayama Steel Works Ltd.	6,508,588
449,520	Neturen Co., Ltd.	4,533,166
985,545	Nichicon Corp.	11,120,120
545,910	Nikon Corp.	9,499,097
859,355	Nippon Television Holdings, Inc.	15,062,645
508,860	Nishimatsuya Chain Co., Ltd.	6,255,142
724,355	Nissin Kogyo Co., Ltd.	12,710,019
705,510	NOK Corp.	14,428,618
310,084	Pacific Metals Co., Ltd.*	10,879,486
253,035	PAL GROUP Holdings Co., Ltd.	6,931,611
6,607,705	Pioneer Corp.*	10,307,387
157,045	Proto Corp.	2,254,305
583,785	Relia, Inc.	7,422,048
415,445	Sankyo Co., Ltd.	14,564,312
385,482	Sanyo Shokai Ltd.	8,929,872
1,452,605	Shinko Electric Industries Co., Ltd.	11,300,953
246,240	Showa Corp.	3,701,208
842,230	Sumitomo Mitsui Financial Group, Inc.	35,102,665
508,995	Sumitomo Mitsui Trust Holdings, Inc.	21,584,989
795,345	Sumitomo Riko Co., Ltd.	8,314,021
332,640	Suzuken Co., Ltd.	14,303,001
1,595,725	T&D Holdings, Inc.	27,101,770
611,870	Takeda Pharmaceutical Co., Ltd.	25,765,861
1,314,565	Tochigi Bank Ltd.	4,981,182
846,890	Tokai Rika Co., Ltd.	16,918,371
293,740	Tokyo Seimitsu Co., Ltd.	11,156,657
1,364,970	Tokyo Steel Manufacturing Co., Ltd.	11,390,591
858,800	Toppan Forms Co., Ltd.	9,592,954
1,405,810	Toshiba Machine Co., Ltd.	9,312,068
697,699	Toyo Engineering Corp.*	7,258,687
620,675	Toyoda Gosei Co., Ltd.	15,671,412
290,360	TV Asahi Holdings Corp.	6,809,405
879,265	Ushio, Inc.	12,394,497
606,155	Xebio Holdings Co., Ltd.	11,419,851
544,850	Yamato Kogyo Co., Ltd.	16,061,457

		885,373,670

	Netherlands - 3.6%
594,236	Fugro N.V.*	9,397,363
1,563,568	ING Groep N.V.	26,346,918
4,151,062	PostNL N.V.(1)	16,114,245
1,444,983	Royal Dutch Shell plc Class B	51,584,201

		103,442,727

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3% - (continued)
	Norway - 0.5%
223,143	Statoil ASA	$5,706,369
954,480	Storebrand ASA	8,157,228

		13,863,597

	Portugal - 0.2%
1,824,860	CTT-Correios de Portugal S.A.	6,729,365

	Russia - 2.5%
4,773,636	Gazprom PJSC ADR	22,027,896
363,015	LUKOIL PJSC ADR	24,197,023
656,205	Sberbank of Russia PJSC ADR	9,702,813
3,404,280	Surgutneftegas OJSC ADR	15,953,658

		71,881,390

	South Africa - 1.5%
366,261	Anglo American Platinum Ltd.	9,828,665
3,646,155	Gold Fields Ltd.	13,842,806
2,210,234	Impala Platinum Holdings Ltd.*(1)	3,936,630
10,259,355	Nampak Ltd.*	11,440,436
3,108,519	Raubex Group Ltd.	5,162,162

		44,210,699

	South Korea - 3.2%
330,507	KB Financial Group, Inc.	18,777,777
617,345	Kia Motors Corp.	19,060,334
723,246	KT Corp.	18,389,119
159,632	NHN Entertainment Corp.*	9,150,388
360,025	Shinhan Financial Group Co., Ltd.	16,030,711
1,143,784	Tongyang Life Insurance Co., Ltd.	8,798,256

		90,206,585

	Spain - 1.4%
562,138	Almirall S.A.(1)	6,987,463
4,394,050	CaixaBank S.A.	21,367,704
6,421,652	Unicaja Banco S.A.*(2)	11,647,051

		40,002,218

	Sweden - 1.3%
2,563,060	Qliro Group AB*	3,101,704
3,831,846	SAS AB*	9,562,803
3,132,411	Telefonaktiebolaget LM Ericsson Class B	23,879,823

		36,544,330

	Switzerland - 4.2%
189,904	Adecco Group AG	12,576,428
926,415	GAM Holding AG*	14,787,637
255,271	Julius Baer Group Ltd.*	15,149,904
440,780	LafargeHolcim Ltd.*	24,485,989
2,096,832	UBS Group AG*	35,195,097
61,085	Zurich Insurance Group AG	19,512,712

		121,707,767

	Taiwan - 2.0%
16,505,525	Acer, Inc.*	12,587,806
25,184,720	Compal Electronics, Inc.	16,404,131
603,805	MediaTek, Inc.	6,867,439
32,044,325	Shin Kong Financial Holding Co., Ltd.	13,023,513
1,696,400	Simplo Technology Co., Ltd.*	9,484,408

		58,367,297

	United Kingdom - 12.4%
3,726,486	Acacia Mining plc	7,387,561
965,997	Anglo American plc	22,729,185
547,283	AstraZeneca plc	38,311,071

The accompanying notes are an integral part of these financial statements.

64

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3% - (continued)
	United Kingdom - 12.4% - (continued)
8,911,283	BP plc	$66,192,636
6,349,955	BT Group plc	21,795,196
9,651,160	Centrica plc	20,435,015
578,175	Go-Ahead Group plc	15,373,748
2,392,270	Halfords Group plc	12,467,140
5,682,262	Hays plc	14,002,893
6,002,602	HSBC Holdings plc	59,761,769
5,265,338	J Sainsbury plc	22,341,698
3,477,597	Marks & Spencer Group plc	13,750,564
5,997,873	Petra Diamonds Ltd.*(1)	5,635,866
4,195,676	SIG plc	8,202,205
2,209,760	Standard Chartered plc	23,211,377
609,902	SThree plc	2,716,273

		354,314,197

	Total Common Stocks (cost $2,413,337,623)	$2,700,430,575

PREFERRED STOCKS - 0.7%
	Brazil - 0.7%
1,749,100	Cia Paranaense de Energia*	$13,375,882
536,400	Telefonica Brasil S.A.*	7,524,177

		20,900,059

	Total Preferred Stocks (cost $18,768,508)	$20,900,059

	Total Long-Term Investments (cost $2,432,106,131)	$2,721,330,634

SHORT-TERM INVESTMENTS - 5.0%
	Other Investment Pools & Funds - 4.2%
121,390,744	Fidelity Institutional Government Fund, Institutional Class, 1.59%(3)	$121,390,744

	Securities Lending Collateral - 0.8%
1,109,467	Citibank NA DDCA, 1.50%, 5/1/2018(3)	1,109,467
11,806,919	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(3)	11,806,919
9,272,964	Invesco Government & Agency Portfolio, 1.60%(3)	9,272,964

		22,189,350

	Total Short-Term Investments (cost $143,580,094)	$143,580,094

Total Investments (cost $2,575,686,225)	100.0%	$2,864,910,728
Other Assets and Liabilities	0.0%	234,760

Total Net Assets	100.0%	$2,865,145,488

The accompanying notes are an integral part of these financial statements.

65

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2018, the aggregate value of this security was $11,647,051, which represented 0.4% of total net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
EAFE (mini MSCI) Index Future	589	06/15/2018	$59,680,425	$396,525

Total futures contracts				$396,525

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company

The accompanying notes are an integral part of these financial statements.

66

The Hartford International Value Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$17,116,233	$—	$17,116,233	$—
Austria	6,417,377	—	6,417,377	—
Belgium	38,737,702	—	38,737,702	—
Brazil	15,304,699	15,304,699	—	—
Canada	75,905,248	75,905,248	—	—
China	69,777,208	—	69,777,208	—
Denmark	19,463,491	—	19,463,491	—
Finland	10,700,949	—	10,700,949	—
France	267,003,834	—	267,003,834	—
Germany	74,201,984	—	74,201,984	—
Greece	18,947,113	—	18,947,113	—
Hong Kong	68,808,136	2,755,854	66,052,282	—
Hungary	11,096,799	—	11,096,799	—
India	24,837,583	—	24,837,583	—
Ireland	14,852,115	—	14,852,115	—
Italy	140,616,262	—	140,616,262	—
Japan	885,373,670	—	885,373,670	—
Netherlands	103,442,727	—	103,442,727	—
Norway	13,863,597	—	13,863,597	—
Portugal	6,729,365	—	6,729,365	—
Russia	71,881,390	—	71,881,390	—
South Africa	44,210,699	16,602,598	27,608,101	—
South Korea	90,206,585	—	90,206,585	—
Spain	40,002,218	—	40,002,218	—
Sweden	36,544,330	—	36,544,330	—
Switzerland	121,707,767	—	121,707,767	—
Taiwan	58,367,297	—	58,367,297	—
United Kingdom	354,314,197	30,538,849	323,775,348	—
Preferred Stocks	20,900,059	20,900,059	—	—
Short-Term Investments	143,580,094	143,580,094	—	—
Futures Contracts(2)	396,525	396,525	—	—

Total	$2,865,307,253	$305,983,926	$2,559,323,327	$—

(1)	For the six-month period ended April 30, 2018, investments valued at $122,286,175 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $21,065,990 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

67

Hartford International/Global Equity Funds

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	Hartford Emerging Markets Equity Fund	Hartford Environmental Opportunities Fund	Hartford Global Capital Appreciation Fund
Assets:
Investments in securities, at market value(1)	$150,529,316	$40,436,629	$1,060,078,882
Cash	110,879	—	115,321
Cash collateral due from broker on futures contracts	—	—	—
Foreign currency	594,489	634	267,475
Unrealized appreciation on foreign currency contracts	—	—	178,345
Receivables:
Investment securities sold	869,586	—	3,439,320
Fund shares sold	548,152	35,419	530,286
Dividends and interest	199,762	96,315	1,992,217
Securities lending income	194	1,195	17,621
Tax reclaims	390	21,313	818,091
Variation margin on futures contracts	87,081	—	—
Variation margin on centrally cleared swap contracts	—	—	—
Other assets	142,214	95,796	99,285

Total assets	153,082,063	40,687,301	1,067,536,843

Liabilities:
Obligation to return securities lending collateral	423,150	—	17,699,109
Payables:
Investment securities purchased	405,923	—	6,518,014
Fund shares redeemed	476,044	6,218	820,295
Investment management fees	111,117	20,764	682,754
Transfer agent fees	10,997	641	268,365
Accounting services fees	2,222	603	18,936
Board of Directors’ fees	160	133	4,007
Foreign taxes	129,185	—	—
Distribution fees	3,888	873	49,057
Distributions payable	—	—	55
Accrued expenses	20,342	15,361	164,615

Total liabilities	1,583,028	44,593	26,225,207

Net assets	$151,499,035	$40,642,708	$1,041,311,636

Summary of Net Assets:
Capital stock and paid-in-capital	$151,048,935	$35,208,144	$933,863,385
Undistributed (distributions in excess of) net investment income	310,991	187,886	1,630,850
Accumulated net realized gain (loss)	(12,580,084)	1,585,516	58,513,672
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	12,719,193	3,661,162	47,303,729

Net assets	$151,499,035	$40,642,708	$1,041,311,636

Shares authorized	650,000,000	175,000,000	1,050,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$10.10	$12.11	$18.74

Maximum offering price per share	$10.69	$12.81	$19.83

Shares outstanding	8,075,638	371,451	34,085,680

Net Assets	$81,548,231	$4,498,719	$638,905,293

Class C: Net asset value per share	$9.88	$12.11	$17.14

Shares outstanding	725,535	128,004	10,460,619

Net Assets	$7,168,392	$1,549,728	$179,322,906

Class I: Net asset value per share	$10.07	$12.10	$19.32

Shares outstanding	1,938,686	1,553,916	6,144,530

Net Assets	$19,529,353	$18,804,054	$118,731,024

The accompanying notes are an integral part of these financial statements.

68

Hartford International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

Hartford Global Equity Income Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Small Company Fund	The Hartford International Value Fund

$163,691,901	$73,772,548	$316,145,921	$4,057,513,735	$386,306,689	$2,864,910,728
—	—	939,924	1,029,444	—	53,550
—	—	—	—	—	2,192,736
62,704	95,149	266,921	937,094	568	442
—	—	—	—	—	—

111	737,510	4,872,864	38,317,092	3,016,190	6,799,804
63,762	222,195	1,675,600	6,143,966	195,434	4,659,572
457,669	197,540	725,133	12,692,378	1,549,812	14,097,946
1,042	860	4,358	13,060	16,619	93,797
259,335	58,789	407,752	6,351,736	325,174	978,422
—	—	—	—	—	—
—	—	—	—	—	397,616
91,165	81,052	112,993	128,183	80,750	118,600

164,627,689	75,165,643	325,151,466	4,123,126,688	391,491,236	2,894,303,213

3,666,540	1,854,050	2,512,823	135,666,592	11,069,134	22,189,350

—	817,756	1,895,526	38,593,719	4,371,332	3,494,507
92,366	33,411	2,004,680	4,075,526	301,867	1,239,470
100,002	27,002	214,673	2,111,770	282,262	1,819,513
41,135	6,253	56,920	269,718	43,615	234,074
2,400	1,057	4,659	56,752	5,645	42,189
566	61	543	8,747	1,707	6,690
—	—	—	—	—	—
5,660	1,560	7,224	41,645	4,750	17,725
—	—	—	—	—	—
27,820	45,538	44,797	285,231	42,694	114,207

3,936,489	2,786,688	6,741,845	181,109,700	16,123,006	29,157,725

$160,691,200	$72,378,955	$318,409,621	$3,942,016,988	$375,368,230	$2,865,145,488

$158,855,469	$65,570,603	$260,195,241	$3,509,908,484	$303,395,001	$2,555,981,862
914,548	252,134	783,582	20,744,192	(205,467)	(8,457,778)
(19,192,765)	3,417,558	15,687,012	138,314,761	22,596,508	28,333,252

20,113,948	3,138,660	41,743,786	273,049,551	49,582,188	289,288,152

$160,691,200	$72,378,955	$318,409,621	$3,942,016,988	$375,368,230	$2,865,145,488

950,000,000	575,000,000	550,000,000	800,000,000	550,000,000	620,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

$12.65	$11.41	$15.70	$16.91	$16.83	$17.31

$13.39	$12.07	$16.61	$17.89	$17.81	$18.32

8,932,892	1,766,962	8,482,867	34,550,045	3,640,905	21,775,635

$112,992,983	$20,153,227	$133,155,752	$584,210,228	$61,278,084	$376,902,724

$12.33	$11.28	$14.46	$14.75	$15.11	$17.09

970,597	508,930	1,118,273	5,031,542	689,198	1,998,870

$11,970,348	$5,741,116	$16,175,802	$74,209,774	$10,416,949	$34,152,753

$12.68	$11.51	$15.56	$16.81	$16.70	$17.48

715,311	2,064,952	2,245,763	31,306,553	2,080,648	63,702,267

$9,071,107	$23,759,228	$34,946,584	$526,313,111	$34,737,239	$1,113,718,406

The accompanying notes are an integral part of these financial statements.

69

Hartford International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

	Hartford Emerging Markets Equity Fund	Hartford Environmental Opportunities Fund	Hartford Global Capital Appreciation Fund
Class R3: Net asset value per share	$10.09	$12.10	$18.46

Shares outstanding	31,320	112,127	1,243,614

Net Assets	$316,094	$1,356,455	$22,952,905

Class R4: Net asset value per share	$10.15	$12.10	$19.02

Shares outstanding	6,347	113,210	945,645

Net Assets	$64,444	$1,369,998	$17,988,229

Class R5: Net asset value per share	$10.02	$12.10	$19.44

Shares outstanding	57,243	112,855	19,007

Net Assets	$573,855	$1,365,975	$369,544

Class R6: Net asset value per share	$10.07	$12.11	$—

Shares outstanding	976	113,037	—

Net Assets	$9,831	$1,368,974	$—

Class Y: Net asset value per share	$10.06	$12.10	$19.62

Shares outstanding	3,989,915	121,695	796,060

Net Assets	$40,151,718	$1,472,908	$15,614,947

Class F: Net asset value per share	$10.03	$12.18	$19.33

Shares outstanding	213,149	727,381	2,453,878

Net Assets	$2,137,117	$8,855,897	$47,426,788

Cost of investments	$137,597,048	$36,772,204	$1,012,774,550
Cost of foreign currency	$594,786	$648	$267,588

(1) Includes Investment in securities on loan, at value	$409,349	$935,247	$17,008,528

The accompanying notes are an integral part of these financial statements.

70

Hartford International/Global Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

Hartford Global Equity Income Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Small Company Fund	The Hartford International Value Fund
$12.63	$11.37	$15.90	$17.18	$16.95	$17.42

15,565	6,982	42,412	4,025,887	631,812	57,060

$196,660	$79,385	$674,288	$69,152,534	$10,707,637	$993,851

$12.69	$11.42	$16.11	$17.48	$17.03	$17.42

10,623	69,208	597,822	10,903,851	497,464	110,498

$134,835	$790,168	$9,628,167	$190,632,166	$8,472,618	$1,924,833

$12.68	$10.03	$16.23	$17.65	$17.13	$17.53

19,219	40,520	1,489,587	14,801,913	152,023	1,553,975

$243,619	$406,477	$24,175,665	$261,205,002	$2,603,872	$27,240,485

$—	$11.48	$16.30	$17.74	$—	$—

—	871	616	26,403,825	—	—

$—	$10,001	$10,040	$468,476,450	$—	$—

$12.53	$11.48	$16.28	$17.75	$17.14	$17.85

420,767	1,623,737	969,388	63,862,314	9,476,296	43,975,076

$5,270,813	$18,647,658	$15,784,349	$1,133,353,425	$162,434,563	$784,866,677

$12.67	$11.54	$15.58	$16.82	$16.70	$17.49

1,643,103	242,009	5,383,142	37,723,169	5,071,893	30,034,306

$20,810,835	$2,791,695	$83,858,974	$634,464,298	$84,717,268	$525,345,759

$143,567,231	$70,628,143	$274,394,270	$3,784,256,848	$336,689,894	$2,575,686,225
$62,992	$95,389	$266,961	$938,564	$565	$444

$3,487,908	$1,766,388	$2,396,238	$130,022,713	$13,980,692	$21,042,024

The accompanying notes are an integral part of these financial statements.

71

Hartford International/Global Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	Hartford Emerging Markets Equity Fund	Hartford Environmental Opportunities Fund	Hartford Global Capital Appreciation Fund
Investment Income:
Dividends	$1,263,814	$419,167	$10,116,563
Interest	28,574	7,349	78,499
Securities lending	231	1,299	25,378
Less: Foreign tax withheld	(107,780)	(23,602)	(457,929)

Total investment income, net	1,184,839	404,213	9,762,511

Expenses:
Investment management fees	493,598	145,768	4,214,798
Administrative services fees
Class R3	269	1,366	23,747
Class R4	42	1,033	14,197
Class R5	383	688	206
Transfer agent fees
Class A	25,925	2,898	583,150
Class C	7,697	397	128,544
Class I	5,794	713	46,470
Class R3	25	52	2,380
Class R4	5	46	874
Class R5	63	55	40
Class R6	—	6	—
Class Y	8,215	135	3,495
Class F	6	6	8
Distribution fees
Class A	56,029	5,478	821,135
Class C	32,640	7,708	945,726
Class R3	672	3,415	59,368
Class R4	70	1,722	23,662
Custodian fees	16,029	2,891	51,237
Registration and filing fees	63,540	84,540	75,192
Accounting services fees	9,872	3,553	117,479
Board of Directors’ fees	1,241	517	14,529
Audit fees	26,500	14,323	23,524
Other expenses	9,361	6,443	84,283

Total expenses (before waivers and fees paid indirectly)	757,976	283,753	7,234,044
Expense waivers	(84,826)	(95,709)	(154,592)
Distribution fee reimbursements	(462)	(13,478)	(14,433)
Commission recapture	—	(134)	(6,493)

Total waivers and fees paid indirectly	(85,288)	(109,321)	(175,518)

Total expenses, net	672,688	174,432	7,058,526

Net Investment Income (Loss)	512,151	229,781	2,703,985

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	3,256,637	1,482,427	75,077,463
Less: Foreign taxes paid on realized capital gains	(17,056)	—	—
Net realized gain (loss) on futures contracts	(137,641)	—	—
Net realized gain (loss) on foreign currency contracts	—	—	(149,665)
Net realized gain (loss) on other foreign currency transactions	(108,159)	3,908	(255,840)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	2,993,781	1,486,335	74,671,958

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(905,994)	(2,920,628)	(56,416,650)
Net unrealized appreciation (depreciation) of futures contracts	(114,144)	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	(14,301)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(109)	(3,772)	(147,639)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(1,020,247)	(2,924,400)	(56,578,590)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,973,534	(1,438,065)	18,093,368

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,485,685	$(1,208,284)	$20,797,353

The accompanying notes are an integral part of these financial statements.

72

Hartford International/Global Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

Hartford Global Equity Income Fund	Hartford International Equity Fund	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Small Company Fund	The Hartford International Value Fund

$3,164,600	$725,123	$2,709,531	$39,735,032	$4,083,266	$34,203,956
14,059	10,801	52,179	804,454	39,324	895,896
12,726	1,238	4,633	13,060	29,694	163,114
(229,552)	(65,853)	(255,120)	(3,805,046)	(206,157)	(3,131,812)

2,961,833	671,309	2,511,223	36,747,500	3,946,127	32,131,154

620,316	169,552	1,241,699	12,274,138	1,754,992	10,935,061

240	90	652	71,199	10,509	957
98	569	8,683	147,237	6,360	1,384
143	215	10,375	127,963	1,205	12,179

106,338	17,184	134,575	441,237	73,931	222,484
14,199	4,670	20,063	57,047	13,761	16,322
5,621	8,270	14,259	195,831	27,437	413,049
23	9	62	4,316	281	94
12	73	417	7,479	300	158
28	43	461	3,713	159	206
—	—	—	978	—	—
250	513	1,096	146,030	10,461	147,840
4	5	11	34	15	2,700

144,610	22,701	161,602	733,892	77,875	469,777
62,309	26,789	80,416	360,501	55,257	172,754
601	225	1,631	177,997	26,273	2,393
164	948	14,473	245,395	10,600	2,307
4,545	23,222	14,284	101,474	12,080	52,912
63,908	62,686	74,806	141,230	63,100	121,124
14,888	5,576	26,513	332,083	35,100	253,515
2,216	721	3,640	48,236	5,453	36,977
14,831	27,355	21,653	24,512	16,683	19,541
19,457	7,889	35,681	221,713	25,929	156,622

1,074,801	379,305	1,867,052	15,864,235	2,227,761	13,040,356
(80,144)	(106,152)	(136,757)	—	(4,079)	—
(2,885)	(402)	(2,384)	(5,548)	(2,695)	(275)
(117)	(53)	(272)	(16,343)	(281)	(3,672)

(83,146)	(106,607)	(139,413)	(21,891)	(7,055)	(3,947)

991,655	272,698	1,727,639	15,842,344	2,220,706	13,036,409

1,970,178	398,611	783,584	20,905,156	1,725,421	19,094,745

3,635,925	3,833,556	17,623,770	150,672,095	27,673,010	75,734,049
—	(6,661)	—	—	—	—
—	—	—	—	—	1,051,411
—	—	—	—	—	—
1,848	(22,798)	(69,078)	(319,372)	5,362	(78,481)

3,637,773	3,804,097	17,554,692	150,352,723	27,678,372	76,706,979

(2,624,671)	(2,633,947)	(7,669,599)	(125,564,707)	(14,859,808)	2,971,582
—	—	—	—	—	(1,319,008)
—	—	—	—	—	—
(6,873)	(3,907)	(1,759)	(188,741)	(22,456)	(271,189)

(2,631,544)	(2,637,854)	(7,671,358)	(125,753,448)	(14,882,264)	1,381,385

1,006,229	1,166,243	9,883,334	24,599,275	12,796,108	78,088,364

$2,976,407	$1,564,854	$10,666,918	$45,504,431	$14,521,529	$97,183,109

The accompanying notes are an integral part of these financial statements.

73

Hartford International/Global Equity Funds

Statements of Changes in Net Assets

	Hartford Emerging Markets Equity Fund		Hartford Environmental Opportunities Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$512,151	$1,406,431	$229,781	$381,226
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,993,781	12,603,263	1,486,335	3,042,239
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(1,020,247)	6,873,299	(2,924,400)	3,621,024

Net Increase (Decrease) in Net Assets Resulting from Operations	2,485,685	20,882,993	(1,208,284)	7,044,489

Distributions to Shareholders:
From net investment income
Class A	(423,895)	(97,817)	(19,786)	(17,167)
Class B	—	—	—	—
Class C	(58,552)	(10,960)	(6,719)	(4,871)
Class I	(170,558)	(85,485)	(182,905)	(264,799)
Class R3	(2,938)	—	(7,319)	(8,734)
Class R4	(598)	—	(8,661)	(11,529)
Class R5	(14,120)	(151)	(9,977)	(14,331)
Class R6	—	—	(11,295)	(15,213)
Class Y	(677,249)	(943,751)	(12,550)	(15,214)
Class F	(40,175)	—	(28,674)	—

Total from net investment income	(1,388,085)	(1,138,164)	(287,886)	(351,858)

From net realized gain on investments
Class A	—	—	(346,497)	(27,994)
Class C	—	—	(121,803)	(22,078)
Class I	—	—	(1,487,568)	(402,621)
Class R3	—	—	(109,723)	(21,092)
Class R4	—	—	(110,669)	(21,092)
Class R5	—	—	(110,251)	(21,092)
Class R6	—	—	(110,333)	(21,092)
Class Y	—	—	(114,897)	(21,092)
Class F	—	—	(579,394)	—

Total from net realized gain on investments	—	—	(3,091,135)	(558,153)

Total distributions	(1,388,085)	(1,138,164)	(3,379,021)	(910,011)

Capital Share Transactions:
Sold	84,367,193	63,728,196	4,850,924	14,444,497
Issued on reinvestment of distributions	1,376,702	1,131,972	3,342,241	899,883
Redeemed	(17,025,265)	(83,551,373)	(1,412,844)	(12,986,231)

Net increase (decrease) from capital share transactions	68,718,630	(18,691,205)	6,780,321	2,358,149

Net Increase (Decrease) in Net Assets	69,816,230	1,053,624	2,193,016	8,492,627

Net Assets:
Beginning of period	81,682,805	80,629,181	38,449,692	29,957,065

End of period	$151,499,035	$81,682,805	$40,642,708	$38,449,692

Undistributed (distributions in excess of) net investment income	$310,991	$1,186,925	$187,886	$245,991

The accompanying notes are an integral part of these financial statements.

74

Hartford International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

Hartford Global Capital Appreciation Fund		Hartford Global Equity Income Fund		Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$2,703,985	$6,357,002	$1,970,178	$3,673,372	$398,611	$589,713
74,671,958	88,084,071	3,637,773	594,666	3,804,097	2,586,324

(56,578,590)	100,142,334	(2,631,544)	23,649,060	(2,637,854)	5,051,633

20,797,353	194,583,407	2,976,407	27,917,098	1,564,854	8,227,670

(7,650,284)	(4,681,934)	(1,928,187)	(2,203,583)	(262,934)	(188,639)
—	—	—	(921)	—	(963)
(988,651)	(75,521)	(165,911)	(154,181)	(55,317)	(27,834)
(1,646,282)	(1,157,720)	(191,878)	(477,426)	(302,298)	(116,365)
(253,706)	(182,877)	(3,765)	(4,876)	(1,274)	(1,684)
(259,347)	(174,101)	(2,236)	(3,213)	(10,627)	(4,888)
(5,720)	(4,891)	(5,405)	(6,595)	(8,097)	(1,512)
—	—	—	—	—	—
(225,732)	(84,997)	(115,642)	(140,224)	(242,252)	(234,686)
(633,622)	—	(379,250)	(48,167)	(34,899)	—

(11,663,344)	(6,362,041)	(2,792,274)	(3,039,186)	(917,698)	(576,571)

(3,206,846)	—	—	—	(247,128)	—
(1,027,125)	—	—	—	(78,472)	—
(557,929)	—	—	—	(256,303)	—
(119,050)	—	—	—	(1,453)	—
(92,401)	—	—	—	(10,441)	—
(1,924)	—	—	—	(6,876)	—
—	—	—	—	—	—
(72,538)	—	—	—	(197,046)	—
(196,507)	—	—	—	(31,567)	—

(5,274,320)	—	—	—	(829,286)	—

(16,937,664)	(6,362,041)	(2,792,274)	(3,039,186)	(1,746,984)	(576,571)

49,012,998	168,282,977	14,825,626	57,311,192	36,013,301	24,415,822
16,267,561	6,109,539	2,745,499	2,985,052	1,738,942	575,401
(100,800,329)	(314,261,240)	(20,786,376)	(58,219,860)	(15,422,189)	(11,970,931)

(35,519,770)	(139,868,724)	(3,215,251)	2,076,384	22,330,054	13,020,292

(31,660,081)	48,352,642	(3,031,118)	26,954,296	22,147,924	20,671,391

1,072,971,717	1,024,619,075	163,722,318	136,768,022	50,231,031	29,559,640

$1,041,311,636	$1,072,971,717	$160,691,200	$163,722,318	$72,378,955	$50,231,031

$1,630,850	$10,590,209	$914,548	$1,736,644	$252,134	$771,221

The accompanying notes are an integral part of these financial statements.

75

Hartford International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$783,584	$1,601,894	$20,905,156	$39,726,600
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	17,554,692	8,673,534	150,352,723	201,200,231
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(7,671,358)	38,974,721	(125,753,448)	356,541,113

Net Increase (Decrease) in Net Assets Resulting from Operations	10,666,918	49,250,149	45,504,431	597,467,944

Distributions to Shareholders:
From net investment income
Class A	(654,722)	(1,221,001)	(7,252,762)	(4,740,369)
Class C	—	(56,038)	(611,759)	(236,830)
Class I	(249,753)	(526,193)	(6,707,741)	(4,337,804)
Class R3	(510)	(5,741)	(675,327)	(525,523)
Class R4	(56,043)	(119,840)	(2,420,073)	(1,547,929)
Class R5	(177,288)	(87,658)	(3,734,459)	(1,534,643)
Class R6	—	—	(4,914,487)	(639,577)
Class Y	(102,125)	(255,533)	(17,153,971)	(16,572,907)
Class F	(560,109)	—	(9,047,547)	—

Total from net investment income	(1,800,550)	(2,272,004)	(52,518,126)	(30,135,582)

From net realized gain on investments
Class A	—	—	(19,850,346)	—
Class C	—	—	(2,744,551)	—
Class I	—	—	(15,602,872)	—
Class R3	—	—	(2,413,446)	—
Class R4	—	—	(6,601,630)	—
Class R5	—	—	(8,244,430)	—
Class R6	—	—	(10,283,479)	—
Class Y	—	—	(36,759,973)	—
Class F	—	—	(18,941,289)	—

Total from net realized gain on investments	—	—	(121,442,016)	—

Total distributions	(1,800,550)	(2,272,004)	(173,960,142)	(30,135,582)

Capital Share Transactions:
Sold	79,588,235	235,980,732	943,824,882	2,306,749,785
Issued on reinvestment of distributions	1,734,158	2,154,807	168,473,739	28,980,960
Redeemed	(30,702,468)	(221,067,999)	(489,461,540)	(1,690,284,843)

Net increase (decrease) from capital share transactions	50,619,925	17,067,540	622,837,081	645,445,902

Net Increase (Decrease) in Net Assets	59,486,293	64,045,685	494,381,370	1,212,778,264

Net Assets:
Beginning of period	258,923,328	194,877,643	3,447,635,618	2,234,857,354

End of period	$318,409,621	$258,923,328	$3,942,016,988	$3,447,635,618

Undistributed (distributions in excess of) net investment income	$783,582	$1,800,548	$20,744,192	$52,357,162

The accompanying notes are an integral part of these financial statements.

76

Hartford International/Global Equity Funds

Statements of Changes in Net Assets – (continued)

The Hartford International Small Company Fund		The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$1,725,421	$3,490,702	$19,094,745	$48,100,608

27,678,372	24,634,375	76,706,979	112,033,577

(14,882,264)	73,100,734	1,381,385	306,921,848

14,521,529	101,225,811	97,183,109	467,056,033

(728,545)	(236,889)	(11,865,020)	(6,539,651)
(66,627)	—	(887,877)	(400,761)
(978,276)	(427,460)	(41,390,313)	(17,271,404)
(104,429)	(20,523)	(29,075)	(10,052)
(98,745)	(47,470)	(55,328)	(34,376)
(33,883)	(15,741)	(783,337)	(17,041)
—	—	—	—
(2,449,444)	(2,344,160)	(25,997,231)	(9,199,313)
(1,215,235)	—	(13,391,380)	—

(5,675,184)	(3,092,243)	(94,399,561)	(33,472,598)

(3,780,461)	—	(12,774,305)	(10,199,112)
(759,846)	—	(1,196,988)	(998,813)
(3,926,381)	—	(40,169,468)	(21,394,615)
(622,146)	—	(31,962)	(16,572)
(486,501)	—	(61,633)	(50,247)
(132,408)	—	(747,748)	(21,715)
—	—	—	—
(9,317,801)	—	(24,741,449)	(10,537,393)
(4,563,205)	—	(12,944,616)	—

(23,588,749)	—	(92,668,169)	(43,218,467)

(29,263,933)	(3,092,243)	(187,067,730)	(76,691,065)

62,992,246	152,780,636	586,420,397	1,767,719,108
28,095,820	2,986,465	163,109,315	64,697,786
(91,365,823)	(312,008,398)	(543,617,715)	(1,003,131,852)

(277,757)	(156,241,297)	205,911,997	829,285,042

(15,020,161)	(58,107,729)	116,027,376	1,219,650,010

390,388,391	448,496,120	2,749,118,112	1,529,468,102

$375,368,230	$390,388,391	$2,865,145,488	$2,749,118,112

$(205,467)	$3,744,296	$(8,457,778)	$66,847,038

The accompanying notes are an integral part of these financial statements.

77

Hartford International/Global Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$9.85	$0.05	$0.34	$0.39	$(0.14)	$—	$—	$(0.14)	$10.10	4.00	%(4)	$81,548	1.49	%(5)	1.33	%(5)	0.93	%(5)	38%
C	9.64	—	0.33	0.33	(0.09)	—	—	(0.09)	9.88	3.48	(4)	7,168	2.37	(5)	2.20	(5)	(0.09	)(5)	38
I	9.83	0.06	0.34	0.40	(0.16)	—	—	(0.16)	10.07	4.06	(4)	19,529	1.21	(5)	1.06	(5)	1.14	(5)	38
R3	9.85	0.02	0.34	0.36	(0.12)	—	—	(0.12)	10.09	3.68	(4)	316	1.85	(5)	1.69	(5)	0.49	(5)	38
R4	9.90	0.04	0.36	0.40	(0.14)	—	—	(0.14)	10.16	3.94	(4)	64	1.55	(5)	1.34	(5)	0.82	(5)	38
R5	9.79	0.04	0.35	0.39	(0.16)	—	—	(0.16)	10.02	4.01	(4)	574	1.26	(5)	1.10	(5)	0.84	(5)	38
R6(6)	10.24	0.03	(0.21)	(0.18)	—	—	—	—	10.06	(1.66	)(4)	10	1.09	(5)	0.98	(5)	1.68	(5)	38
Y	9.83	0.05	0.35	0.40	(0.17)	—	—	(0.17)	10.06	4.06	(4)	40,152	1.18	(5)	1.02	(5)	1.02	(5)	38
F	9.85	0.06	0.34	0.40	(0.22)	—	—	(0.22)	10.03	4.15	(4)	2,137	1.14	(5)	0.98	(5)	1.14	(5)	38

For the Year Ended October 31, 2017
A	$7.65	$0.15	$2.12	$2.27	$(0.07)	$—	$—	$(0.07)	$9.85	30.12%		$23,924	1.76%		1.56%		1.78%		98%
C	7.49	0.08	2.10	2.18	(0.03)	—	—	(0.03)	9.64	29.28		5,560	2.50		2.33		0.91		98
I	7.64	0.21	2.08	2.29	(0.10)	—	—	(0.10)	9.83	30.54		11,361	1.42		1.29		2.43		98
R3	7.58	0.12	2.15	2.27	—	—	—	—	9.85	29.95		197	2.11		1.82		1.41		98
R4	7.61	0.11	2.18	2.29	—	—	—	—	9.90	30.09		41	1.87		1.56		1.38		98
R5	7.59	0.09	2.20	2.29	(0.09)	—	—	(0.09)	9.79	30.66		876	1.35		1.17		0.95		98
Y	7.64	0.13	2.17	2.30	(0.11)	—	—	(0.11)	9.83	30.64		38,223	1.32		1.23		1.62		98
F(7)	7.96	0.21	1.68	1.89	—	—	—	—	9.85	23.74	(4)	1,500	1.25	(5)	1.03	(5)	3.54	(5)	98

For the Year Ended October 31, 2016
A	$7.30	$0.08	$0.50 (8)	$0.58	$(0.13)	$(0.10)	$—	$(0.23)	$7.65	8.52%		$10,848	1.94%		1.76	%(9)	1.12%		97%
C	7.15	0.03	0.49 (8)	0.52	(0.08)	(0.10)	—	(0.18)	7.49	7.69		1,520	2.61		2.51	(9)	0.46		97
I	7.30	0.10	0.51 (8)	0.61	(0.17)	(0.10)	—	(0.27)	7.64	8.94		2,665	1.42		1.36	(9)	1.52		97
R3	7.24	—	0.56 (8)	0.56	(0.12)	(0.10)	—	(0.22)	7.58	8.30		165	2.09		1.96	(9)	(0.01)		97
R4	7.28	0.01	0.57 (8)	0.58	(0.15)	(0.10)	—	(0.25)	7.61	8.44		40	1.78		1.66	(9)	0.11		97
R5	7.30	0.02	0.54 (8)	0.56	(0.17)	(0.10)	—	(0.27)	7.59	8.22		13	1.47		1.36	(9)	0.35		97
Y	7.29	0.09	0.53 (8)	0.62	(0.17)	(0.10)	—	(0.27)	7.64	9.16		65,378	1.37		1.31	(9)	1.33		97

For the Year Ended October 31, 2015
A	$9.09	$0.08	$(1.19)	$(1.11)	$(0.05)	$(0.63)	$—	$(0.68)	$7.30	(12.64)%		$8,161	1.79%		1.75%		0.94%		151%
C	8.92	0.01	(1.15)	(1.14)	—	(0.63)	—	(0.63)	7.15	(13.20)		2,211	2.50		2.50		0.14		151
I	9.09	0.11	(1.19)	(1.08)	(0.08)	(0.63)	—	(0.71)	7.30	(12.27)		2,705	1.34		1.34		1.35		151
R3	9.02	0.05	(1.17)	(1.12)	(0.03)	(0.63)	—	(0.66)	7.24	(12.84)		1,749	2.02		1.95		0.68		151
R4	9.06	0.08	(1.18)	(1.10)	(0.05)	(0.63)	—	(0.68)	7.28	(12.50)		1,640	1.71		1.65		0.99		151
R5	9.09	0.10	(1.18)	(1.08)	(0.08)	(0.63)	—	(0.71)	7.30	(12.30)		1,638	1.41		1.35		1.29		151
Y	9.08	0.10	(1.18)	(1.08)	(0.08)	(0.63)	—	(0.71)	7.29	(12.27)		163,053	1.32		1.30		1.31		151

For the Year Ended October 31, 2014
A	$9.16	$0.06	$—	$0.06	$(0.05)	$(0.08)	$—	$(0.13)	$9.09	0.70%		$11,009	1.86%		1.72%		0.64%		106%
C	9.01	(0.01)	—	(0.01)	—	(0.08)	—	(0.08)	8.92	(0.06)		2,617	2.50		2.42		(0.12)		106
I	9.15	0.10	—	0.10	(0.08)	(0.08)	—	(0.16)	9.09	1.14		3,045	1.37		1.29		1.08		106
R3	9.09	0.04	(0.01)	0.03	(0.02)	(0.08)	—	(0.10)	9.02	0.42		1,927	2.05		1.92		0.45		106
R4	9.13	0.07	(0.01)	0.06	(0.05)	(0.08)	—	(0.13)	9.06	0.71		1,850	1.75		1.62		0.76		106
R5	9.15	0.10	—	0.10	(0.08)	(0.08)	—	(0.16)	9.09	1.11		1,868	1.45		1.32		1.06		106
Y	9.15	0.10	(0.01)	0.09	(0.08)	(0.08)	—	(0.16)	9.08	1.05		180,595	1.34		1.26		1.08		106

The accompanying notes are an integral part of these financial statements.

78

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Emerging Markets Equity Fund - (continued)
For the Year Ended October 31, 2013
A	$8.43	$0.06	$0.67	$0.73	$—	$—	$—	$—	$9.16	8.69%		$8,141	1.83%		1.65%		0.68%		112%
C	8.34	0.01	0.66	0.67	—	—	—	—	9.01	8.03		2,712	2.43		2.29		0.06		112
I	8.45	0.10	0.67	0.77	(0.07)	—	—	(0.07)	9.15	9.14		2,290	1.35		1.21		1.11		112
R3	8.39	0.04	0.68	0.72	(0.02)	—	—	(0.02)	9.09	8.59		1,918	2.04		1.85		0.47		112
R4	8.43	0.07	0.67	0.74	(0.04)	—	—	(0.04)	9.13	8.84		1,835	1.74		1.55		0.76		112
R5	8.45	0.09	0.68	0.77	(0.07)	—	—	(0.07)	9.15	9.13		1,848	1.44		1.25		1.06		112
Y	8.46	0.11	0.67	0.78	(0.09)	—	—	(0.09)	9.15	9.28		236,487	1.34		1.20		1.25		112

Hartford Environmental Opportunities Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$13.64	$0.06	$(0.46)	$(0.40)	$(0.06)	$(1.07)	$—	$(1.13)	$12.11	(3.12	)%(4)	$4,499	1.69	%(5)	1.13	%(5)	0.91	%(5)	16%
C	13.62	0.06	(0.45)	(0.39)	(0.05)	(1.07)	—	(1.12)	12.11	(2.98	)(4)	1,550	2.36	(5)	1.01	(5)	1.03	(5)	16
I	13.68	0.08	(0.47)	(0.39)	(0.12)	(1.07)	—	(1.19)	12.10	(3.00	)(4)	18,804	1.32	(5)	0.83	(5)	1.21	(5)	16
R3	13.63	0.06	(0.45)	(0.39)	(0.07)	(1.07)	—	(1.14)	12.10	(3.04	)(4)	1,356	2.02	(5)	1.04	(5)	1.00	(5)	16
R4	13.64	0.07	(0.46)	(0.39)	(0.08)	(1.07)	—	(1.15)	12.10	(3.04	)(4)	1,370	1.71	(5)	0.99	(5)	1.05	(5)	16
R5	13.65	0.07	(0.46)	(0.39)	(0.09)	(1.07)	—	(1.16)	12.10	(3.02	)(4)	1,366	1.42	(5)	0.93	(5)	1.11	(5)	16
R6	13.66	0.08	(0.46)	(0.38)	(0.10)	(1.07)	—	(1.17)	12.11	(2.93	)(4)	1,369	1.31	(5)	0.82	(5)	1.22	(5)	16
Y	13.66	0.08	(0.46)	(0.38)	(0.11)	(1.07)	—	(1.18)	12.10	(2.95	)(4)	1,473	1.33	(5)	0.83	(5)	1.21	(5)	16
F	13.68	0.08	(0.46)	(0.38)	(0.05)	(1.07)	—	(1.12)	12.18	(2.93	)(4)	8,856	1.31	(5)	0.82	(5)	1.26	(5)	16

For the Year Ended October 31, 2017
A	$11.53	$0.11	$2.33	$2.44	$(0.12)	$(0.21)	$—	$(0.33)	$13.64	21.76%		$4,336	1.87%		1.18%		0.87%		44%
C	11.47	0.08	2.33	2.41	(0.05)	(0.21)	—	(0.26)	13.62	21.48		1,559	2.53		1.37		0.69		44
I	11.55	0.14	2.34	2.48	(0.14)	(0.21)	—	(0.35)	13.68	22.12		19,040	1.53		0.92		1.18		44
R3	11.50	0.10	2.33	2.43	(0.09)	(0.21)	—	(0.30)	13.63	21.68		1,399	2.20		1.22		0.83		44
R4	11.52	0.12	2.32	2.44	(0.11)	(0.21)	—	(0.32)	13.64	21.84		1,404	1.90		1.11		0.94		44
R5	11.54	0.13	2.33	2.46	(0.14)	(0.21)	—	(0.35)	13.65	22.01		1,408	1.60		1.00		1.05		44
R6	11.55	0.14	2.33	2.47	(0.15)	(0.21)	—	(0.36)	13.66	22.09		1,411	1.50		0.90		1.16		44
Y	11.55	0.14	2.33	2.47	(0.15)	(0.21)	—	(0.36)	13.66	22.09		1,469	1.51		0.90		1.16		44
F(7)	11.81	0.08	1.79	1.87	—	—	—	—	13.68	15.83	(4)	6,424	1.58	(5)	0.90	(5)	0.87	(5)	44

For the Period Ended October 31, 2016
A(10)	$10.00	$0.13	$1.40	$1.53	$—	$—	$—	$—	$11.53	15.30	%(4)	$1,489	1.46	%(5)	1.17	%(5)	1.75	%(5)	25	%(4)
C(10)	10.00	0.07	1.40	1.47	—	—	—	—	11.47	14.70	(4)	1,196	2.20	(5)	1.90	(5)	0.99	(5)	25	(4)
I(10)	10.00	0.15	1.40	1.55	—	—	—	—	11.55	15.50	(4)	21,506	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)
R3(10)	10.00	0.10	1.40	1.50	—	—	—	—	11.50	15.00	(4)	1,150	1.90	(5)	1.60	(5)	1.29	(5)	25	(4)
R4(10)	10.00	0.12	1.40	1.52	—	—	—	—	11.52	15.20	(4)	1,152	1.60	(5)	1.30	(5)	1.59	(5)	25	(4)
R5(10)	10.00	0.14	1.40	1.54	—	—	—	—	11.54	15.40	(4)	1,154	1.30	(5)	1.00	(5)	1.89	(5)	25	(4)
R6(10)	10.00	0.15	1.40	1.55	—	—	—	—	11.55	15.50	(4)	1,155	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)
Y(10)	10.00	0.15	1.40	1.55	—	—	—	—	11.55	15.50	(4)	1,155	1.20	(5)	0.90	(5)	1.99	(5)	25	(4)

The accompanying notes are an integral part of these financial statements.

79

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Global Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$18.69	$0.05	$0.31	$0.36	$(0.22)	$(0.09)	$—	$(0.31)	$18.74	1.92	%(4)	$638,905	1.29	%(5)	1.25	%(5)	0.58	%(5)	53%
C	17.06	(0.01)	0.27	0.26	(0.09)	(0.09)	—	(0.18)	17.14	1.52	(4)	179,323	1.99	(5)	1.99	(5)	(0.17	)(5)	53
I	19.28	0.09	0.31	0.40	(0.27)	(0.09)	—	(0.36)	19.32	2.08	(4)	118,731	0.94	(5)	0.94	(5)	0.90	(5)	53
R3	18.40	0.04	0.31	0.35	(0.20)	(0.09)	—	(0.29)	18.46	1.89	(4)	22,953	1.58	(5)	1.35	(5)	0.47	(5)	53
R4	18.98	0.07	0.32	0.39	(0.26)	(0.09)	—	(0.35)	19.02	2.04	(4)	17,988	1.27	(5)	1.05	(5)	0.77	(5)	53
R5	19.40	0.09	0.31	0.40	(0.27)	(0.09)	—	(0.36)	19.44	2.07	(4)	370	0.98	(5)	0.95	(5)	0.89	(5)	53
Y	19.58	0.09	0.33	0.42	(0.29)	(0.09)	—	(0.38)	19.62	2.13	(4)	15,615	0.90	(5)	0.90	(5)	0.93	(5)	53
F	19.30	0.10	0.31	0.41	(0.29)	(0.09)	—	(0.38)	19.33	2.14	(4)	47,427	0.86	(5)	0.86	(5)	1.00	(5)	53

For the Year Ended October 31, 2017
A	$15.61	$0.12	$3.08	$3.20	$(0.12)$	—	$—	$(0.12)	$18.69	20.71%		$663,020	1.28%		1.25%		0.71%		107%
C	14.24	—	2.83	2.83	(0.01)	—	—	(0.01)	17.06	19.85		194,420	1.98		1.98		(0.02)		107
I	16.10	0.18	3.17	3.35	(0.17)	—	—	(0.17)	19.28	20.98		117,153	0.98		0.98		1.02		107
R3	15.36	0.10	3.04	3.14	(0.10)	—	—	(0.10)	18.40	20.60		24,084	1.58		1.35		0.61		107
R4	15.85	0.16	3.13	3.29	(0.16)	—	—	(0.16)	18.98	20.91		19,484	1.27		1.05		0.93		107
R5	16.19	0.18	3.19	3.37	(0.16)	—	—	(0.16)	19.40	21.03		400	1.00		0.95		1.02		107
Y	16.35	0.19	3.22	3.41	(0.18)	—	—	(0.18)	19.58	21.08		15,289	0.89		0.89		1.04		107
F(7)	17.18	0.10	2.02	2.12	—	—	—	—	19.30	12.34	(4)	39,119	0.86	(5)	0.86	(5)	0.79	(5)	107

For the Year Ended October 31, 2016
A	$16.88	$0.12	$(0.34)	$(0.22)	$(0.16)	$(0.89)	$—	$(1.05)	$15.61	(1.23)%		$642,111	1.32%		1.27	%(11)	0.77%		100%
B	15.37	(0.01)	(0.30)	(0.31)	—	(0.89)	—	(0.89)	14.17	(1.91)		5,279	2.24		2.02	(11)	(0.06)		100
C	15.50	—	(0.31)	(0.31)	(0.06)	(0.89)	—	(0.95)	14.24	(1.93)		216,714	2.01		2.01	(11)	0.03		100
I	17.38	0.16	(0.34)	(0.18)	(0.21)	(0.89)	—	(1.10)	16.10	(0.88)		107,469	0.98		0.98	(11)	1.04		100
R3	16.63	0.10	(0.33)	(0.23)	(0.15)	(0.89)	—	(1.04)	15.36	(1.29)		27,680	1.59		1.37	(11)	0.67		100
R4	17.13	0.15	(0.34)	(0.19)	(0.20)	(0.89)	—	(1.09)	15.85	(0.97)		17,291	1.28		1.07	(11)	0.98		100
R5	17.46	0.18	(0.35)	(0.17)	(0.21)	(0.89)	—	(1.10)	16.19	(0.87)		540	1.00		0.97	(11)	1.13		100
Y	17.65	0.12	(0.31)	(0.19)	(0.22)	(0.89)	—	(1.11)	16.35	(0.93)		7,536	0.88		0.88	(11)	0.69		100

For the Year Ended October 31, 2015
A	$20.10	$0.10	$(0.09)	$0.01	$(0.06)	$(3.17)	$—	$(3.23)	$16.88	0.45%		$706,024	1.26%		1.25%		0.55%		93%
B	18.65	(0.04)	(0.07)	(0.11)	—	(3.17)	—	(3.17)	15.37	(0.27)		21,276	2.13		2.00		(0.22)		93
C	18.78	(0.03)	(0.08)	(0.11)	—	(3.17)	—	(3.17)	15.50	(0.26)		262,263	1.96		1.96		(0.16)		93
I	20.59	0.16	(0.09)	0.07	(0.11)	(3.17)	—	(3.28)	17.38	0.79		113,759	0.93		0.93		0.86		93
R3	19.85	0.08	(0.09)	(0.01)	(0.04)	(3.17)	—	(3.21)	16.63	0.35		31,389	1.54		1.35		0.45		93
R4	20.35	0.13	(0.09)	0.04	(0.09)	(3.17)	—	(3.26)	17.13	0.62		14,478	1.24		1.05		0.75		93
R5	20.68	0.12	(0.06)	0.06	(0.11)	(3.17)	—	(3.28)	17.46	0.72		553	0.95		0.95		0.65		93
Y	20.86	0.18	(0.09)	0.09	(0.13)	(3.17)	—	(3.30)	17.65	0.87		194,050	0.83		0.83		0.97		93

For the Year Ended October 31, 2014
A	$18.87	$0.13	$1.60	$1.73	$—	$(0.50)	$—	$(0.50)	$20.10	9.39%		$732,928	1.28%		1.25%		0.67%		144	%(12)
B	17.67	(0.02)	1.50	1.48	—	(0.50)	—	(0.50)	18.65	8.59		46,336	2.11		2.00		(0.08)		144	(12)
C	17.78	(0.01)	1.51	1.50	—	(0.50)	—	(0.50)	18.78	8.65		282,703	1.98		1.95		(0.03)		144	(12)
I	19.26	0.20	1.63	1.83	—	(0.50)	—	(0.50)	20.59	9.72		117,640	0.95		0.92		0.98		144	(12)
R3	18.66	0.11	1.58	1.69	—	(0.50)	—	(0.50)	19.85	9.27		31,735	1.57		1.35		0.57		144	(12)
R4	19.06	0.18	1.61	1.79	—	(0.50)	—	(0.50)	20.35	9.61		10,055	1.26		1.05		0.88		144	(12)
R5	19.34	0.20	1.64	1.84	—	(0.50)	—	(0.50)	20.68	9.73		1,549	0.97		0.94		0.98		144	(12)
Y	19.50	0.12	1.76	1.88	(0.02)	(0.50)	—	(0.52)	20.86	9.83		209,340	0.86		0.83		0.58		144	(12)

The accompanying notes are an integral part of these financial statements.

80

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Global Capital Appreciation Fund - (continued)
For the Year Ended October 31, 2013
A	$13.93	$0.07	$4.93	$5.00	$(0.06)	$—	$—	$(0.06)	$18.87	35.97%		$503,765	1.36%		1.25%		0.42%		128%
B	13.10	(0.05)	4.62	4.57	—	—	—	—	17.67	34.89		56,743	2.20		2.00		(0.32)		128
C	13.18	(0.05)	4.65	4.60	—	—	—	—	17.78	34.90		258,520	2.07		2.00		(0.33)		128
I	14.22	0.11	5.02	5.13	(0.09)	—	—	(0.09)	19.26	36.29		117,325	1.04		1.00		0.66		128
R3	13.79	0.05	4.87	4.92	(0.05)	—	—	(0.05)	18.66	35.75		30,704	1.64		1.35		0.31		128
R4	14.07	0.11	4.96	5.07	(0.08)	—	—	(0.08)	19.06	36.18		10,603	1.33		1.05		0.63		128
R5	14.28	0.12	5.04	5.16	(0.10)	—	—	(0.10)	19.34	36.36		1,242	1.05		0.95		0.74		128
Y	14.40	0.13	5.08	5.21	(0.11)	—	—	(0.11)	19.50	36.40		12,947	0.93		0.90		0.76		128

Hartford Global Equity Income Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$12.64	$0.15	$0.07	$0.22	$(0.21)	$—	$—	$(0.21)	$12.65	1.76	%(4)	$112,993	1.33	%(5)	1.23	%(5)	2.35	%(5)	11%
C	12.33	0.10	0.07	0.17	(0.17)	—	—	(0.17)	12.33	1.34	(4)	11,970	2.12	(5)	2.00	(5)	1.58	(5)	11
I	12.67	0.17	0.07	0.24	(0.23)	—	—	(0.23)	12.68	1.91	(4)	9,071	1.00	(5)	0.91	(5)	2.59	(5)	11
R3	12.63	0.13	0.07	0.20	(0.20)	—	—	(0.20)	12.63	1.56	(4)	197	1.61	(5)	1.45	(5)	2.06	(5)	11
R4	12.68	0.16	0.07	0.23	(0.22)	—	—	(0.22)	12.69	1.80	(4)	135	1.31	(5)	1.15	(5)	2.47	(5)	11
R5	12.67	0.16	0.09	0.25	(0.24)	—	—	(0.24)	12.68	1.96	(4)	244	1.01	(5)	0.85	(5)	2.54	(5)	11
Y	12.52	0.17	0.08	0.25	(0.24)	—	—	(0.24)	12.53	2.01	(4)	5,271	0.90	(5)	0.80	(5)	2.68	(5)	11
F	12.66	0.18	0.07	0.25	(0.24)	—	—	(0.24)	12.67	1.98	(4)	20,811	0.89	(5)	0.80	(5)	2.84	(5)	11

For the Year Ended October 31, 2017
A	$10.73	$0.28	$1.87	$2.15	$(0.24)	$—	$—	$(0.24)	$12.64	20.29%		$115,359	1.33%		1.23%		2.39%		26%
C	10.47	0.19	1.82	2.01	(0.15)	—	—	(0.15)	12.33	19.30		12,284	2.10		1.99		1.62		26
I	10.74	0.37	1.82	2.19	(0.26)	—	—	(0.26)	12.67	20.59		11,086	1.10		0.99		3.12		26
R3	10.72	0.26	1.86	2.12	(0.21)	—	—	(0.21)	12.63	20.06		237	1.67		1.45		2.26		26
R4	10.76	0.30	1.87	2.17	(0.25)	—	—	(0.25)	12.68	20.31		127	1.40		1.15		2.57		26
R5	10.75	0.32	1.88	2.20	(0.28)	—	—	(0.28)	12.67	20.69		335	1.03		0.85		2.72		26
Y	10.63	0.33	1.85	2.18	(0.29)	—	—	(0.29)	12.52	20.72		6,169	0.93		0.80		2.83		26
F(7)	11.48	0.10	1.32	1.42	(0.24)	—	—	(0.24)	12.66	12.49	(4)	18,126	0.90	(5)	0.80	(5)	1.19	(5)	26

For the Year Ended October 31, 2016
A	$10.94	$0.26	$(0.19)	$0.07	$(0.28)	$—	$—	$(0.28)	$10.73	0.65%		$107,363	1.39%		1.27	%(13)	2.47%		28%
B	10.72	0.17	(0.18)	(0.01)	(0.19)	—	—	(0.19)	10.52	(0.09)		322	2.40		2.02	(13)	1.66		28
C	10.68	0.18	(0.18)	—	(0.21)	—	—	(0.21)	10.47	0.02		12,015	2.15		2.02	(13)	1.71		28
I	10.95	0.26	(0.16)	0.10	(0.31)	—	—	(0.31)	10.74	1.02		11,385	1.06		0.95	(13)	2.48		28
R3	10.91	0.21	(0.15)	0.06	(0.25)	—	—	(0.25)	10.72	0.48		210	1.70		1.47	(13)	1.98		28
R4	10.95	0.24	(0.16)	0.08	(0.27)	—	—	(0.27)	10.76	0.78		165	1.39		1.17	(13)	2.22		28
R5	10.97	0.28	(0.17)	0.11	(0.33)	—	—	(0.33)	10.75	1.08		201	1.03		0.87	(13)	2.63		28
Y	10.95	0.21	(0.11)	0.10	(0.42)	—	—	(0.42)	10.63	1.03		5,107	0.92		0.82	(13)	1.94		28

For the Year Ended October 31, 2015
A	$11.72	$0.22	$(0.27)	$(0.05)	$(0.22)	$(0.51)	$—	$(0.73)	$10.94	(0.37)%		$107,066	1.33%		1.25%		2.00%		19%
B	11.49	0.14	(0.27)	(0.13)	(0.13)	(0.51)	—	(0.64)	10.72	(1.13)		1,223	2.33		2.00		1.22		19
C	11.47	0.14	(0.28)	(0.14)	(0.14)	(0.51)	—	(0.65)	10.68	(1.20)		13,097	2.08		2.00		1.23		19
I	11.74	0.25	(0.28)	(0.03)	(0.25)	(0.51)	—	(0.76)	10.95	(0.15)		3,442	1.00		0.97		2.25		19
R3	11.69	0.20	(0.27)	(0.07)	(0.20)	(0.51)	—	(0.71)	10.91	(0.59)		454	1.57		1.45		1.76		19
R4	11.73	0.24	(0.28)	(0.04)	(0.23)	(0.51)	—	(0.74)	10.95	(0.28)		516	1.26		1.15		2.11		19
R5	11.75	0.26	(0.27)	(0.01)	(0.26)	(0.51)	—	(0.77)	10.97	0.02		582	0.95		0.85		2.33		19
Y	11.74	0.27	(0.28)	(0.01)	(0.27)	(0.51)	—	(0.78)	10.95	(0.02)		175,153	0.84		0.80		2.43		19

The accompanying notes are an integral part of these financial statements.

81

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Global Equity Income Fund - (continued)
For the Year Ended October 31, 2014
A	$11.96	$0.13	$0.71	$0.84	$(0.08)	$(1.00)	$—	$(1.08)	$11.72	7.66%		$75,862	1.57%		1.36%		1.08%		90%
B	11.75	0.03	0.71	0.74	—	(1.00)	—	(1.00)	11.49	6.90		2,208	2.52		2.12		0.26		90
C	11.73	0.04	0.70	0.74	—	(1.00)	—	(1.00)	11.47	6.91		10,356	2.31		2.11		0.32		90
I	12.00	0.16	0.70	0.86	(0.12)	(1.00)	—	(1.12)	11.74	7.89		1,377	1.17		1.10		1.35		90
R3	11.92	0.10	0.70	0.80	(0.03)	(1.00)	—	(1.03)	11.69	7.41		465	1.77		1.57		0.81		90
R4	11.97	0.14	0.71	0.85	(0.09)	(1.00)	—	(1.09)	11.73	7.80		508	1.45		1.26		1.19		90
R5	12.01	0.18	0.71	0.89	(0.15)	(1.00)	—	(1.15)	11.75	8.12		659	1.13		0.95		1.53		90
Y	12.00	0.18	0.72	0.90	(0.16)	(1.00)	—	(1.16)	11.74	8.22		192,326	0.87		0.80		1.54		90

For the Year Ended October 31, 2013
A	$9.50	$0.07	$2.57	$2.64	$(0.18)	$—	$—	$(0.18)	$11.96	28.25%		$59,361	1.73%		1.45%		0.65%		100%
B	9.32	(0.01)	2.53	2.52	(0.09)	—	—	(0.09)	11.75	27.22		3,057	2.66		2.20		(0.07)		100
C	9.32	(0.01)	2.53	2.52	(0.11)	—	—	(0.11)	11.73	27.27		10,041	2.43		2.20		(0.09)		100
I	9.54	0.09	2.58	2.67	(0.21)	—	—	(0.21)	12.00	28.50		1,052	1.38		1.20		0.88		100
R3	9.47	0.05	2.57	2.62	(0.17)	—	—	(0.17)	11.92	28.03		517	1.85		1.65		0.43		100
R4	9.52	0.08	2.56	2.64	(0.19)	—	—	(0.19)	11.97	28.24		436	1.54		1.35		0.75		100
R5	9.54	0.11	2.58	2.69	(0.22)	—	—	(0.22)	12.01	28.75		416	1.23		1.05		1.05		100
Y	9.53	0.10	2.60	2.70	(0.23)	—	—	(0.23)	12.00	28.84		3,975	1.14		1.00		1.02		100

Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$11.42	$0.06	$0.29	$0.35	$(0.18)	$(0.18)	$—	$(0.36)	$11.41	3.09	%(4)	$20,153	1.40	%(5)	1.05	%(5)	1.08	%(5)	77%
C	11.28	0.02	0.28	0.30	(0.12)	(0.18)	—	(0.30)	11.28	2.67	(4)	5,741	2.14	(5)	1.78	(5)	0.33	(5)	77
I	11.52	0.09	0.28	0.37	(0.20)	(0.18)	—	(0.38)	11.51	3.24	(4)	23,759	1.04	(5)	0.70	(5)	1.50	(5)	77
R3	11.37	0.03	0.30	0.33	(0.15)	(0.18)	—	(0.33)	11.37	2.92	(4)	79	1.69	(5)	1.34	(5)	0.56	(5)	77
R4	11.43	0.06	0.29	0.35	(0.18)	(0.18)	—	(0.36)	11.42	3.05	(4)	790	1.38	(5)	1.04	(5)	1.06	(5)	77
R5	10.09	0.07	0.25	0.32	(0.20)	(0.18)	—	(0.38)	10.03	3.20	(4)	406	1.08	(5)	0.74	(5)	1.36	(5)	77
R6(6)	11.48	0.06	(0.06)	0.00	—	—	—	—	11.48	0.00	(4)	10	0.85	(5)	0.54	(5)	2.87	(5)	77
Y	11.51	0.09	0.28	0.37	(0.22)	(0.18)	—	(0.40)	11.48	3.20	(4)	18,648	0.96	(5)	0.62	(5)	1.58	(5)	77
F	11.53	0.09	0.29	0.38	(0.19)	(0.18)	—	(0.37)	11.54	3.31	(4)	2,792	0.96	(5)	0.62	(5)	1.52	(5)	77

For the Year Ended October 31, 2017
A	$9.37	$0.15	$2.07	$2.22	$(0.17)	$—	$—	$(0.17)	$11.42	24.17%		$15,943	1.74%		1.16%		1.43%		133%
C	9.25	0.07	2.06	2.13	(0.10)	—	—	(0.10)	11.28	23.29		4,527	2.47		1.91		0.71		133
I	9.44	0.20	2.06	2.26	(0.18)	—	—	(0.18)	11.52	24.49		14,971	1.43		0.88		1.88		133
R3	9.37	0.11	2.07	2.18	(0.18)	—	—	(0.18)	11.37	23.76		93	2.28		1.46		1.10		133
R4	9.40	0.15	2.07	2.22	(0.19)	—	—	(0.19)	11.43	24.13		740	1.75		1.17		1.39		133
R5	9.38	0.21	1.75	1.96	(1.25)	—	—	(1.25)	10.09	24.50		397	1.38		0.85		2.28		133
Y	9.44	0.18	2.09	2.27	(0.20)	—	—	(0.20)	11.51	24.67		11,822	1.31		0.78		1.76		133
F(7)	9.65	0.08	1.80	1.88	—	—	—	—	11.53	19.48	(4)	1,739	1.26	(5)	0.66	(5)	1.01	(5)	133

For the Year Ended October 31, 2016
A	$9.40	$0.14	$0.06	$0.20	$(0.10)	$(0.13)	$—	$(0.23)	$9.37	2.29%		$10,519	1.99%		1.20	%(14)	1.52%		95%
B	9.35	0.01	0.11	0.12	(0.03)	(0.13)	—	(0.16)	9.31	1.37		120	2.71		1.95	(14)	0.17		95
C	9.29	0.07	0.06	0.13	(0.04)	(0.13)	—	(0.17)	9.25	1.46		2,583	2.73		1.95	(14)	0.80		95
I	9.47	0.16	0.07	0.23	(0.13)	(0.13)	—	(0.26)	9.44	2.55		5,109	1.63		0.90	(14)	1.82		95
R3	9.41	0.05	0.13	0.18	(0.09)	(0.13)	—	(0.22)	9.37	2.02		110	2.26		1.50	(14)	0.57		95
R4	9.44	0.07	0.13	0.20	(0.11)	(0.13)	—	(0.24)	9.40	2.24		251	1.94		1.20	(14)	0.80		95
R5	9.47	0.07	0.11	0.18	(0.14)	(0.13)	—	(0.27)	9.38	2.01		11	1.61		0.90	(14)	0.79		95
Y	9.47	0.18	0.07	0.25	(0.15)	(0.13)	—	(0.28)	9.44	2.73		10,857	1.51		0.80	(14)	1.96		95

The accompanying notes are an integral part of these financial statements.

82

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford International Equity Fund - (continued)
For the Year Ended October 31, 2015
A	$9.92	$0.07	$(0.26)	$(0.19)	$(0.08)	$(0.25)	$—	$(0.33)	$9.40	(1.76)%		$12,648	1.84%		1.39%		0.77%		125%
B	9.84	—	(0.24)	(0.24)	—	(0.25)	—	(0.25)	9.35	(2.34)		821	2.49		2.13		0.02		125
C	9.80	0.01	(0.25)	(0.24)	(0.02)	(0.25)	—	(0.27)	9.29	(2.39)		2,859	2.57		2.14		0.08		125
I	9.98	0.11	(0.25)	(0.14)	(0.12)	(0.25)	—	(0.37)	9.47	(1.30)		4,554	1.45		1.07		1.13		125
R3	9.91	0.05	(0.24)	(0.19)	(0.06)	(0.25)	—	(0.31)	9.41	(1.84)		1,226	2.09		1.62		0.55		125
R4	9.95	0.08	(0.25)	(0.17)	(0.09)	(0.25)	—	(0.34)	9.44	(1.62)		1,149	1.78		1.32		0.85		125
R5	9.98	0.11	(0.25)	(0.14)	(0.12)	(0.25)	—	(0.37)	9.47	(1.30)		1,057	1.47		1.02		1.15		125
Y	9.98	0.12	(0.26)	(0.14)	(0.12)	(0.25)	—	(0.37)	9.47	(1.25)		10,625	1.37		0.96		1.21		125

For the Year Ended October 31, 2014
A	$9.91	$0.06	$0.03	$0.09	$(0.08)	$—	$—	$(0.08)	$9.92	0.89%		$10,810	1.84%		1.44%		0.57%		69%
B	9.84	(0.02)	0.03	0.01	(0.01)	—	—	(0.01)	9.84	0.10		908	2.53		2.13		(0.18)		69
C	9.81	(0.03)	0.04	0.01	(0.02)	—	—	(0.02)	9.80	0.06		1,910	2.59		2.19		(0.26)		69
I	9.97	0.10	0.02	0.12	(0.11)	—	—	(0.11)	9.98	1.19		1,835	1.44		1.04		1.03		69
R3	9.91	0.05	0.01	0.06	(0.06)	—	—	(0.06)	9.91	0.54		1,258	2.12		1.65		0.44		69
R4	9.94	0.08	0.01	0.09	(0.08)	—	—	(0.08)	9.95	0.90		1,151	1.81		1.35		0.74		69
R5	9.97	0.11	0.01	0.12	(0.11)	—	—	(0.11)	9.98	1.18		1,071	1.50		1.05		1.04		69
Y	9.97	0.11	0.01	0.12	(0.11)	—	—	(0.11)	9.98	1.22		10,756	1.40		1.00		1.09		69

For the Year Ended October 31, 2013
A	$8.31	$0.10	$1.66	$1.76	$(0.16)	$—	$—	$(0.16)	$9.91	21.43%		$12,351	1.95%		1.41%		1.12%		106%
B	8.25	0.04	1.65	1.69	(0.10)	—	—	(0.10)	9.84	20.63		1,404	2.64		2.11		0.44		106
C	8.23	0.04	1.64	1.68	(0.10)	—	—	(0.10)	9.81	20.64		2,514	2.68		2.15		0.39		106
I	8.36	0.14	1.66	1.80	(0.19)	—	—	(0.19)	9.97	21.90		1,467	1.56		1.03		1.50		106
R3	8.31	0.08	1.66	1.74	(0.14)	—	—	(0.14)	9.91	21.22		1,225	2.25		1.65		0.91		106
R4	8.33	0.11	1.67	1.78	(0.17)	—	—	(0.17)	9.94	21.62		1,122	1.94		1.35		1.21		106
R5	8.35	0.14	1.67	1.81	(0.19)	—	—	(0.19)	9.97	22.02		1,059	1.63		1.05		1.50		106
Y	8.36	0.14	1.66	1.80	(0.19)	—	—	(0.19)	9.97	21.93		10,623	1.53		1.00		1.55		106

The Hartford International Growth Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$15.21	$0.03	$0.54	$0.57	$(0.08)	$—	$—	$(0.08)	$15.70	3.76	%(4)	$133,156	1.42	%(5)	1.30	%(5)	0.37	%(5)	40%
C	13.99	(0.03)	0.50	0.47	—	—	—	—	14.46	3.43	(4)	16,176	2.21	(5)	2.05	(5)	(0.39	)(5)	40
I	15.09	0.06	0.53	0.59	(0.12)	—	—	(0.12)	15.56	3.93	(4)	34,947	1.05	(5)	0.99	(5)	0.72	(5)	40
R3	15.36	0.01	0.54	0.55	(0.01)	—	—	(0.01)	15.90	3.60	(4)	674	1.68	(5)	1.60	(5)	0.07	(5)	40
R4	15.59	0.03	0.57	0.60	(0.08)	—	—	(0.08)	16.11	3.77	(4)	9,628	1.37	(5)	1.30	(5)	0.32	(5)	40
R5	15.74	0.07	0.54	0.61	(0.12)	—	—	(0.12)	16.23	3.91	(4)	24,176	1.07	(5)	1.00	(5)	0.84	(5)	40
R6(6)	16.23	0.06	0.01	0.07	—	—	—	—	16.30	0.43	(4)	10	0.95	(5)	0.90	(5)	2.26	(5)	40
Y	15.79	0.06	0.56	0.62	(0.13)	—	—	(0.13)	16.28	3.94	(4)	15,784	0.98	(5)	0.92	(5)	0.80	(5)	40
F	15.11	0.07	0.53	0.60	(0.13)	—	—	(0.13)	15.58	3.98	(4)	83,859	0.96	(5)	0.90	(5)	0.85	(5)	40

For the Year Ended October 31, 2017
A	$12.24	$0.09	$3.02	$3.11	$(0.14)	$—	$—	$(0.14)	$15.21	25.79%		$124,332	1.48%		1.30%		0.71%		82%
C	11.26	(0.01)	2.79	2.78	(0.05)	—	—	(0.05)	13.99	24.88		15,539	2.21		2.05		(0.06)		82
I	12.16	0.15	2.96	3.11	(0.18)	—	—	(0.18)	15.09	26.05		26,644	1.34		1.00		1.18		82
R3	12.33	0.06	3.05	3.11	(0.08)	—	—	(0.08)	15.36	25.48		649	1.81		1.60		0.45		82
R4	12.55	0.10	3.09	3.19	(0.15)	—	—	(0.15)	15.59	25.75		11,579	1.39		1.30		0.75		82
R5	12.67	0.13	3.12	3.25	(0.18)	—	—	(0.18)	15.74	26.23		7,184	1.10		1.00		0.93		82
Y	12.71	0.11	3.16	3.27	(0.19)	—	—	(0.19)	15.79	26.20		11,865	1.01		0.95		0.81		82
F(7)	12.18	0.06	2.87	2.93	—	—	—	—	15.11	24.06	(4)	61,131	0.99	(5)	0.90	(5)	0.65	(5)	82

The accompanying notes are an integral part of these financial statements.

83

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford International Growth Fund - (continued)
For the Year Ended October 31, 2016
A	$12.38	$0.13	$(0.19)	$(0.06)	$(0.08)	$—	$—	$(0.08)	$12.24	(0.39)%		$109,049	1.56%		1.32	%(15)	1.07%		89%
B	11.41	0.02	(0.16)	(0.14)	—	—	—	—	11.27	(1.23)		911	2.69		2.07	(15)	0.19		89
C	11.40	0.03	(0.16)	(0.13)	(0.01)	—	—	(0.01)	11.26	(1.22)		14,706	2.27		2.07	(15)	0.30		89
I	12.30	0.17	(0.18)	(0.01)	(0.13)	—	—	(0.13)	12.16	(0.12)		35,437	1.19		1.02	(15)	1.39		89
R3	12.50	0.10	(0.20)	(0.10)	(0.07)	—	—	(0.07)	12.33	(0.78)		1,027	1.79		1.62	(15)	0.81		89
R4	12.72	0.15	(0.20)	(0.05)	(0.12)	—	—	(0.12)	12.55	(0.45)		10,542	1.43		1.32	(15)	1.18		89
R5	12.82	0.17	(0.19)	(0.02)	(0.13)	—	—	(0.13)	12.67	(0.17)		5,925	1.13		1.02	(15)	1.39		89
Y	12.86	0.16	(0.17)	(0.01)	(0.14)	—	—	(0.14)	12.71	(0.09)		17,282	1.03		0.97	(15)	1.25		89

For the Year Ended October 31, 2015
A	$12.56	$0.08	$(0.24)	$(0.16)	$(0.02)	$—	$—	$(0.02)	$12.38	(1.31)%		$119,554	1.51%		1.43%		0.65%		121%
B	11.65	(0.03)	(0.21)	(0.24)	—	—	—	—	11.41	(2.06)		2,379	2.63		2.20		(0.24)		121
C	11.63	—	(0.23)	(0.23)	—	—	—	—	11.40	(1.98)		18,454	2.22		2.14		(0.04)		121
I	12.51	0.16	(0.28)	(0.12)	(0.09)	—	—	(0.09)	12.30	(0.98)		42,404	1.09		1.03		1.27		121
R3	12.68	0.08	(0.26)	(0.18)	—	—	—	—	12.50	(1.42)		1,152	1.75		1.60		0.59		121
R4	12.92	0.11	(0.25)	(0.14)	(0.06)	—	—	(0.06)	12.72	(1.09)		6,280	1.39		1.30		0.84		121
R5	13.01	0.18	(0.28)	(0.10)	(0.09)	—	—	(0.09)	12.82	(0.83)		5,915	1.08		1.00		1.33		121
Y	13.06	0.14	(0.25)	(0.11)	(0.09)	—	—	(0.09)	12.86	(0.79)		39,569	0.97		0.95		1.09		121

For the Year Ended October 31, 2014
A	$12.10	$0.07	$0.48	$0.55	$(0.09)	$—	$—	$(0.09)	$12.56	4.52%		$97,732	1.58%		1.50%		0.55%		84%
B	11.23	(0.03)	0.45	0.42	—	—	—	—	11.65	3.74		4,384	2.64		2.25		(0.25)		84
C	11.22	(0.02)	0.43	0.41	—	—	—	—	11.63	3.65		12,978	2.30		2.24		(0.19)		84
I	12.04	0.12	0.47	0.59	(0.12)	—	—	(0.12)	12.51	4.94		6,748	1.18		1.12		0.92		84
R3	12.19	0.06	0.48	0.54	(0.05)	—	—	(0.05)	12.68	4.40		458	1.83		1.60		0.48		84
R4	12.45	0.10	0.48	0.58	(0.11)	—	—	(0.11)	12.92	4.68		1,293	1.44		1.30		0.77		84
R5	12.53	0.13	0.49	0.62	(0.14)	—	—	(0.14)	13.01	4.99		182	1.13		1.00		1.03		84
Y	12.57	0.11	0.53	0.64	(0.15)	—	—	(0.15)	13.06	5.10		38,538	1.01		0.95		0.87		84

For the Year Ended October 31, 2013
A	$9.75	$0.10	$2.34	$2.44	$(0.09)	$—	$—	$(0.09)	$12.10	25.15%		$93,051	1.65%		1.50%		0.88%		99%
B	9.04	0.02	2.17	2.19	—	—	—	—	11.23	24.27		6,816	2.66		2.25		0.16		99
C	9.04	0.01	2.19	2.20	(0.02)	—	—	(0.02)	11.22	24.32		13,213	2.35		2.25		0.14		99
I	9.70	0.14	2.32	2.46	(0.12)	—	—	(0.12)	12.04	25.58		5,549	1.24		1.16		1.25		99
R3	9.82	0.09	2.36	2.45	(0.08)	—	—	(0.08)	12.19	25.03		485	1.83		1.60		0.81		99
R4	10.03	0.12	2.41	2.53	(0.11)	—	—	(0.11)	12.45	25.42		905	1.45		1.30		1.08		99
R5	10.09	0.16	2.42	2.58	(0.14)	—	—	(0.14)	12.53	25.83		152	1.15		1.00		1.37		99
Y	10.12	0.16	2.44	2.60	(0.15)	—	—	(0.15)	12.57	25.91		3,524	1.02		0.95		1.41		99

The Hartford International Opportunities Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$17.49	$0.07	$0.17	$0.24	$(0.21)	$(0.61)	$—	$(0.82)	$16.91	1.42	%(4)	$584,210	1.10	%(5)	1.10	%(5)	0.81	%(5)	36%
C	15.33	0.01	0.15	0.16	(0.13)	(0.61)	—	(0.74)	14.75	1.06	(4)	74,210	1.86	(5)	1.86	(5)	0.09	(5)	36
I	17.41	0.10	0.16	0.26	(0.25)	(0.61)	—	(0.86)	16.81	1.54	(4)	526,313	0.78	(5)	0.78	(5)	1.22	(5)	36
R3	17.73	0.04	0.18	0.22	(0.16)	(0.61)	—	(0.77)	17.18	1.29	(4)	69,153	1.41	(5)	1.41	(5)	0.49	(5)	36
R4	18.06	0.07	0.17	0.24	(0.21)	(0.61)	—	(0.82)	17.48	1.38	(4)	190,632	1.11	(5)	1.11	(5)	0.79	(5)	36
R5	18.24	0.10	0.18	0.28	(0.26)	(0.61)	—	(0.87)	17.65	1.59	(4)	261,205	0.80	(5)	0.80	(5)	1.13	(5)	36
R6	18.34	0.13	0.16	0.29	(0.28)	(0.61)	—	(0.89)	17.74	1.60	(4)	468,476	0.70	(5)	0.70	(5)	1.47	(5)	36
Y	18.34	0.11	0.18	0.29	(0.27)	(0.61)	—	(0.88)	17.75	1.63	(4)	1,133,353	0.73	(5)	0.73	(5)	1.18	(5)	36
F	17.43	0.11	0.17	0.28	(0.28)	(0.61)	—	(0.89)	16.82	1.63	(4)	634,464	0.70	(5)	0.70	(5)	1.28	(5)	36

The accompanying notes are an integral part of these financial statements.

84

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Opportunities Fund - (continued)
For the Year Ended October 31, 2017
A	$14.36	$0.18	$3.10	$3.28	$(0.15)	$—	$—	$(0.15)	$17.49	23.07%	$571,753	1.14%	1.14%	1.11%	102%
C	12.61	0.05	2.73	2.78	(0.06)	—	—	(0.06)	15.33	22.13	67,778	1.88	1.88	0.37	102
I	14.31	0.24	3.07	3.31	(0.21)	—	—	(0.21)	17.41	23.36	428,563	0.89	0.89	1.54	102
R3	14.58	0.14	3.14	3.28	(0.13)	—	—	(0.13)	17.73	22.69	69,884	1.42	1.42	0.87	102
R4	14.84	0.19	3.20	3.39	(0.17)	—	—	(0.17)	18.06	23.07	192,812	1.12	1.12	1.17	102
R5	14.98	0.25	3.22	3.47	(0.21)	—	—	(0.21)	18.24	23.47	240,029	0.82	0.82	1.52	102
R6	15.06	0.29	3.21	3.50	(0.22)	—	—	(0.22)	18.34	23.59	218,688	0.71	0.71	1.70	102
Y	15.07	0.24	3.25	3.49	(0.22)	—	—	(0.22)	18.34	23.51	1,131,809	0.74	0.74	1.49	102
F(7)	14.79	0.20	2.44	2.64	—	—	—	—	17.43	17.85 (4)	526,321	0.71 (5)	0.71 (5)	1.75 (5)	102

For the Year Ended October 31, 2016
A	$15.11	$0.18	$(0.59)	$(0.41)	$(0.11)	$(0.23)	$—	$(0.34)	$14.36	(2.68)%	$483,835	1.20%	1.20%	1.27%	82%
B	13.69	0.03	(0.52)	(0.49)	—	(0.23)	—	(0.23)	12.97	(3.52)	1,354	2.39	2.04	0.26	82
C	13.32	0.07	(0.53)	(0.46)	(0.02)	(0.23)	—	(0.25)	12.61	(3.38)	54,507	1.93	1.93	0.52	82
I	15.07	0.23	(0.60)	(0.37)	(0.16)	(0.23)	—	(0.39)	14.31	(2.34)	271,707	0.88	0.88	1.65	82
R3	15.33	0.15	(0.60)	(0.45)	(0.07)	(0.23)	—	(0.30)	14.58	(2.88)	58,367	1.45	1.45	1.02	82
R4	15.59	0.19	(0.60)	(0.41)	(0.11)	(0.23)	—	(0.34)	14.84	(2.58)	139,731	1.14	1.14	1.32	82
R5	15.74	0.24	(0.61)	(0.37)	(0.16)	(0.23)	—	(0.39)	14.98	(2.33)	101,936	0.84	0.84	1.64	82
R6	15.82	0.28	(0.64)	(0.36)	(0.17)	(0.23)	—	(0.40)	15.06	(2.23)	29,571	0.74	0.74	1.87	82
Y	15.82	0.27	(0.62)	(0.35)	(0.17)	(0.23)	—	(0.40)	15.07	(2.16)	1,093,849	0.74	0.74	1.80	82

For the Year Ended October 31, 2015
A	$16.96	$0.15	$0.04	$0.19	$(0.17)	$(1.87)	$—	$(2.04)	$15.11	1.59%	$545,253	1.19%	1.19%	0.99%	78%
B	15.52	0.01	0.05	0.06	(0.02)	(1.87)	—	(1.89)	13.69	0.79	4,594	2.30	2.03	0.07	78
C	15.20	0.03	0.04	0.07	(0.08)	(1.87)	—	(1.95)	13.32	0.90	60,015	1.92	1.92	0.23	78
I	16.91	0.20	0.05	0.25	(0.22)	(1.87)	—	(2.09)	15.07	2.03	102,836	0.84	0.84	1.27	78
R3	17.18	0.12	0.04	0.16	(0.14)	(1.87)	—	(2.01)	15.33	1.36	48,652	1.44	1.44	0.75	78
R4	17.43	0.16	0.05	0.21	(0.18)	(1.87)	—	(2.05)	15.59	1.68	122,311	1.14	1.14	1.03	78
R5	17.58	0.21	0.04	0.25	(0.22)	(1.87)	—	(2.09)	15.74	1.94	98,671	0.84	0.84	1.32	78
R6(16)	17.42	0.07	0.43	0.50	(0.23)	(1.87)	—	(2.10)	15.82	3.44 (4)	2,984	0.85 (5)	0.85 (5)	0.46 (5)	78
Y	17.66	0.23	0.03	0.26	(0.23)	(1.87)	—	(2.10)	15.82	2.03	648,411	0.74	0.74	1.42	78

For the Year Ended October 31, 2014
A	$17.46	$0.14	$0.11	$0.25	$(0.20)	$(0.55)	$—	$(0.75)	$16.96	1.45%	$465,854	1.20%	1.20%	0.80%	104%
B	16.04	(0.01)	0.10	0.09	(0.06)	(0.55)	—	(0.61)	15.52	0.58	6,825	2.30	2.04	(0.07)	104
C	15.76	0.01	0.09	0.10	(0.11)	(0.55)	—	(0.66)	15.20	0.68	55,122	1.93	1.93	0.07	104
I	17.41	0.20	0.10	0.30	(0.25)	(0.55)	—	(0.80)	16.91	1.76	99,430	0.84	0.84	1.15	104
R3	17.69	0.09	0.11	0.20	(0.16)	(0.55)	—	(0.71)	17.18	1.19	40,827	1.44	1.44	0.54	104
R4	17.93	0.15	0.11	0.26	(0.21)	(0.55)	—	(0.76)	17.43	1.47	104,977	1.14	1.14	0.83	104
R5	18.06	0.21	0.11	0.32	(0.25)	(0.55)	—	(0.80)	17.58	1.83	85,424	0.84	0.84	1.16	104
Y	18.14	0.25	0.09	0.34	(0.27)	(0.55)	—	(0.82)	17.66	1.90	581,030	0.74	0.74	1.38	104

For the Year Ended October 31, 2013
A	$14.49	$0.22	$2.92	$3.14	$(0.17)	$—	$—	$(0.17)	$17.46	21.87%	$394,928	1.26%	1.26%	1.36%	107%
B	13.32	0.08	2.69	2.77	(0.05)	—	—	(0.05)	16.04	20.89	8,960	2.35	2.05	0.56	107
C	13.10	0.09	2.65	2.74	(0.08)	—	—	(0.08)	15.76	20.99	43,495	1.98	1.98	0.66	107
I	14.45	0.28	2.91	3.19	(0.23)	—	—	(0.23)	17.41	22.30	61,280	0.90	0.90	1.77	107
R3	14.70	0.19	2.96	3.15	(0.16)	—	—	(0.16)	17.69	21.63	33,633	1.46	1.46	1.20	107
R4	14.89	0.25	3.00	3.25	(0.21)	—	—	(0.21)	17.93	22.02	86,150	1.15	1.15	1.51	107
R5	14.98	0.29	3.02	3.31	(0.23)	—	—	(0.23)	18.06	22.37	69,712	0.85	0.85	1.79	107
Y	15.04	0.32	3.03	3.35	(0.25)	—	—	(0.25)	18.14	22.51	770,427	0.75	0.75	1.97	107

The accompanying notes are an integral part of these financial statements.

85

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford International Small Company Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$17.51	$0.05	$0.54	$0.59	$(0.20)	$(1.07)	$—	$(1.27)	$16.83	3.56	%(4)	$61,278	1.47	%(5)	1.46	%(5)	0.58	%(5)	21%
C	15.80	(0.01)	0.48	0.47	(0.09)	(1.07)	—	(1.16)	15.11	3.18	(4)	10,417	2.23	(5)	2.21	(5)	(0.18	)(5)	21
I	17.41	0.06	0.56	0.62	(0.26)	(1.07)	—	(1.33)	16.70	3.79	(4)	34,737	1.08	(5)	1.08	(5)	0.73	(5)	21
R3	17.61	0.03	0.55	0.58	(0.17)	(1.07)	—	(1.24)	16.95	3.50	(4)	10,708	1.69	(5)	1.65	(5)	0.39	(5)	21
R4	17.70	0.06	0.54	0.60	(0.20)	(1.07)	—	(1.27)	17.03	3.63	(4)	8,473	1.39	(5)	1.35	(5)	0.71	(5)	21
R5	17.82	0.09	0.55	0.64	(0.26)	(1.07)	—	(1.33)	17.13	3.81	(4)	2,604	1.09	(5)	1.05	(5)	1.02	(5)	21
Y	17.83	0.09	0.55	0.64	(0.26)	(1.07)	—	(1.33)	17.14	3.84	(4)	162,435	0.99	(5)	0.99	(5)	1.05	(5)	21
F	17.42	0.10	0.52	0.62	(0.27)	(1.07)	—	(1.34)	16.70	3.78	(4)	84,717	0.98	(5)	0.98	(5)	1.14	(5)	21

For the Year Ended October 31, 2017
A	$13.61	$0.09	$3.87	$3.96	$(0.06)	$—	$—	$(0.06)	$17.51	29.29%		$63,826	1.43%		1.43%		0.59%		36%
C	12.32	(0.02)	3.50	3.48	—	—	—	—	15.80	28.25		11,541	2.18		2.17		(0.15)		36
I	13.53	0.15	3.84	3.99	(0.11)	—	—	(0.11)	17.41	29.76		61,910	1.05		1.05		0.97		36
R3	13.69	0.06	3.89	3.95	(0.03)	—	—	(0.03)	17.61	28.95		9,709	1.69		1.65		0.37		36
R4	13.77	0.11	3.90	4.01	(0.08)	—	—	(0.08)	17.70	29.35		8,412	1.39		1.35		0.71		36
R5	13.86	0.15	3.93	4.08	(0.12)	—	—	(0.12)	17.82	29.75		2,241	1.09		1.05		0.99		36
Y	13.88	0.14	3.94	4.08	(0.13)	—	—	(0.13)	17.83	29.72		157,763	1.00		1.00		0.91		36
F(7)	14.12	0.13	3.17	3.30	—	—	—	—	17.42	23.37	(4)	74,987	0.98	(5)	0.98	(5)	1.24	(5)	36

For the Year Ended October 31, 2016
A	$14.49	$0.07	$(0.83)	$(0.76)	$(0.05)	$(0.07)	$—	$(0.12)	$13.61	(5.31)%		$61,507	1.47%		1.47	%(17)	0.48%		43%
B	13.56	(0.07)	(0.75)	(0.82)	—	(0.07)	—	(0.07)	12.67	(6.05)		318	2.70		2.29	(17)	(0.53)		43
C	13.18	(0.03)	(0.76)	(0.79)	—	(0.07)	—	(0.07)	12.32	(5.99)		11,202	2.21		2.21	(17)	(0.27)		43
I	14.41	0.11	(0.81)	(0.70)	(0.11)	(0.07)	—	(0.18)	13.53	(4.90)		66,525	1.11		1.11	(17)	0.83		43
R3	14.58	0.04	(0.84)	(0.80)	(0.02)	(0.07)	—	(0.09)	13.69	(5.47)		8,954	1.69		1.66	(17)	0.32		43
R4	14.66	0.09	(0.85)	(0.76)	(0.06)	(0.07)	—	(0.13)	13.77	(5.17)		7,619	1.39		1.36	(17)	0.66		43
R5	14.76	0.21	(0.93)	(0.72)	(0.11)	(0.07)	—	(0.18)	13.86	(4.92)		1,975	1.10		1.06	(17)	1.51		43
Y	14.76	0.15	(0.84)	(0.69)	(0.12)	(0.07)	—	(0.19)	13.88	(4.73)		290,395	0.99		0.99	(17)	1.09		43

For the Year Ended October 31, 2015
A	$16.85	$0.04	$0.85	$0.89	$(0.24)	$(3.01)	$—	$(3.25)	$14.49	7.24%		$74,087	1.47%		1.47%		0.27%		55%
B	15.88	(0.07)	0.83	0.76	(0.07)	(3.01)	—	(3.08)	13.56	6.64		1,072	2.58		2.16		(0.53)		55
C	15.61	(0.06)	0.78	0.72	(0.14)	(3.01)	—	(3.15)	13.18	6.56		15,623	2.19		2.19		(0.47)		55
I	16.76	0.11	0.83	0.94	(0.28)	(3.01)	—	(3.29)	14.41	7.68		77,563	1.09		1.09		0.76		55
R3	16.94	0.01	0.87	0.88	(0.23)	(3.01)	—	(3.24)	14.58	7.12		10,022	1.69		1.65		0.10		55
R4	17.02	0.06	0.87	0.93	(0.28)	(3.01)	—	(3.29)	14.66	7.43		7,413	1.39		1.35		0.42		55
R5	17.11	0.11	0.86	0.97	(0.31)	(3.01)	—	(3.32)	14.76	7.69		476	1.12		1.05		0.75		55
Y	17.12	0.12	0.85	0.97	(0.32)	(3.01)	—	(3.33)	14.76	7.72		166,480	0.99		0.99		0.82		55

For the Year Ended October 31, 2014
A	$17.46	$0.07	$(0.65)	$(0.58)	$(0.03)	$—	$—	$(0.03)	$16.85	(3.33)%		$69,074	1.49%		1.49%		0.37%		66%
B	16.57	(0.10)	(0.59)	(0.69)	—	—	—	—	15.88	(4.16)		2,524	2.52		2.29		(0.58)		66
C	16.27	(0.05)	(0.61)	(0.66)	—	—	—	—	15.61	(4.06)		16,752	2.19		2.19		(0.32)		66
I	17.39	0.15	(0.68)	(0.53)	(0.10)	—	—	(0.10)	16.76	(3.08)		37,503	1.19		1.19		0.86		66
R3	17.58	0.04	(0.66)	(0.62)	(0.02)	—	—	(0.02)	16.94	(3.54)		9,399	1.70		1.65		0.20		66
R4	17.65	0.09	(0.65)	(0.56)	(0.07)	—	—	(0.07)	17.02	(3.22)		6,754	1.40		1.35		0.50		66
R5	17.72	0.13	(0.64)	(0.51)	(0.10)	—	—	(0.10)	17.11	(2.90)		343	1.10		1.05		0.70		66
Y	17.73	0.15	(0.65)	(0.50)	(0.11)	—	—	(0.11)	17.12	(2.88)		116,958	0.99		0.99		0.84		66

The accompanying notes are an integral part of these financial statements.

86

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford International Small Company Fund - (continued)
For the Year Ended October 31, 2013
A	$13.14	$0.05	$4.51	$4.56	$(0.24)	$—	$—	$(0.24)	$17.46	35.16%		$63,926	1.54%		1.54%		0.34%		78%
B	12.47	(0.06)	4.28	4.22	(0.12)	—	—	(0.12)	16.57	34.12		4,504	2.55		2.29		(0.43)		78
C	12.26	(0.05)	4.20	4.15	(0.14)	—	—	(0.14)	16.27	34.19		11,936	2.28		2.28		(0.39)		78
I	13.09	0.10	4.49	4.59	(0.29)	—	—	(0.29)	17.39	35.66		5,546	1.11		1.11		0.64		78
R3	13.24	0.04	4.53	4.57	(0.23)	—	—	(0.23)	17.58	35.02		7,319	1.69		1.65		0.24		78
R4	13.29	0.08	4.55	4.63	(0.27)	—	—	(0.27)	17.65	35.44		3,662	1.39		1.35		0.53		78
R5	13.34	0.14	4.54	4.68	(0.30)	—	—	(0.30)	17.72	35.74		622	1.11		1.05		0.93		78
Y	13.34	0.14	4.56	4.70	(0.31)	—	—	(0.31)	17.73	35.86		216,574	0.99		0.99		0.94		78

The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$17.87	$0.09	$0.51	$0.60	$(0.55)	$(0.61)	$—	$(1.16)	$17.31	3.48	%(4)	$376,903	1.19	%(5)	1.19	%(5)	1.07	%(5)	8%
C	17.61	0.03	0.50	0.53	(0.44)	(0.61)	—	(1.05)	17.09	3.14	(4)	34,153	1.92	(5)	1.92	(5)	0.33	(5)	8
I	18.07	0.12	0.51	0.63	(0.61)	(0.61)	—	(1.22)	17.48	3.64	(4)	1,113,718	0.89	(5)	0.89	(5)	1.33	(5)	8
R3	17.99	0.07	0.50	0.57	(0.53)	(0.61)	—	(1.14)	17.42	3.33	(4)	994	1.54	(5)	1.54	(5)	0.75	(5)	8
R4	17.98	0.09	0.51	0.60	(0.55)	(0.61)	—	(1.16)	17.42	3.48	(4)	1,925	1.24	(5)	1.24	(5)	1.05	(5)	8
R5	18.13	0.13	0.49	0.62	(0.61)	(0.61)	—	(1.22)	17.53	3.60	(4)	27,240	0.92	(5)	0.92	(5)	1.43	(5)	8
Y	18.43	0.13	0.52	0.65	(0.62)	(0.61)	—	(1.23)	17.85	3.68	(4)	784,867	0.86	(5)	0.86	(5)	1.43	(5)	8
F	18.09	0.14	0.49	0.63	(0.62)	(0.61)	—	(1.23)	17.49	3.67	(4)	525,346	0.82	(5)	0.82	(5)	1.63	(5)	8

For the Year Ended October 31, 2017
A	$15.02	$0.28	$3.28	$3.56	$(0.27)	$(0.44)	$—	$(0.71)	$17.87	24.76%		$379,165	1.32%		1.32%		1.77%		26%
C	14.80	0.18	3.24	3.42	(0.17)	(0.44)	—	(0.61)	17.61	24.01		34,949	1.93		1.93		1.14		26
I	15.19	0.40	3.26	3.66	(0.34)	(0.44)	—	(0.78)	18.07	25.21		1,196,683	0.93		0.93		2.43		26
R3	15.14	0.25	3.30	3.55	(0.26)	(0.44)	—	(0.70)	17.99	24.46		933	1.57		1.57		1.51		26
R4	15.12	0.31	3.28	3.59	(0.29)	(0.44)	—	(0.73)	17.98	24.83		1,758	1.25		1.25		1.91		26
R5	15.24	0.46	3.21	3.67	(0.34)	(0.44)	—	(0.78)	18.13	25.18		21,727	0.93		0.93		2.65		26
Y	15.48	0.40	3.34	3.74	(0.35)	(0.44)	—	(0.79)	18.43	25.29		736,027	0.86		0.86		2.37		26
F(7)	15.50	0.31	2.28	2.59	—	—	—	—	18.09	16.71	(4)	377,877	0.83	(5)	0.83	(5)	2.61	(5)	26

For the Year Ended October 31, 2016
A	$14.31	$0.19	$0.96	$1.15	$(0.18)	$(0.26)	$—	$(0.44)	$15.02	8.38%		$445,154	1.35%		1.35	%(18)	1.40%		32%
C	14.06	0.09	0.96	1.05	(0.05)	(0.26)	—	(0.31)	14.80	7.70		34,860	2.00		2.00	(18)	0.70		32
I	14.45	0.24	0.98	1.22	(0.22)	(0.26)	—	(0.48)	15.19	8.84		685,403	0.98		0.98	(18)	1.74		32
R3	14.28	0.12	1.00	1.12	—	(0.26)	—	(0.26)	15.14	8.08		545	1.61		1.61	(18)	0.85		32
R4	14.36	0.19	0.98	1.17	(0.15)	(0.26)	—	(0.41)	15.12	8.48		1,679	1.30		1.30	(18)	1.36		32
R5	14.46	0.23	0.99	1.22	(0.18)	(0.26)	—	(0.44)	15.24	8.83		708	1.00		1.00	(18)	1.67		32
Y	14.72	0.27	0.98	1.25	(0.23)	(0.26)	—	(0.49)	15.48	8.90		361,119	0.89		0.89	(18)	1.88		32

For the Year Ended October 31, 2015
A	$14.37	$0.16	$(0.15)	$0.01	$(0.07)	$—	$—	$(0.07)	$14.31	0.08%		$376,993	1.35%		1.35%		1.11%		23%
C	14.16	0.03	(0.11)	(0.08)	(0.02)	—	—	(0.02)	14.06	(0.56)		47,089	2.01		2.01		0.24		23
I	14.49	0.18	(0.12)	0.06	(0.10)	—	—	(0.10)	14.45	0.45		679,114	0.98		0.98		1.24		23
R3	14.33	0.10	(0.12)	(0.02)	(0.03)	—	—	(0.03)	14.28	(0.15)		1,279	1.60		1.60		0.68		23
R4	14.42	0.16	(0.15)	0.01	(0.07)	—	—	(0.07)	14.36	0.08		2,431	1.30		1.30		1.08		23
R5	14.50	0.19	(0.13)	0.06	(0.10)	—	—	(0.10)	14.46	0.40		1,183	0.99		0.99		1.25		23
Y	14.75	0.21	(0.13)	0.08	(0.11)	—	—	(0.11)	14.72	0.55		179,103	0.90		0.90		1.41		23

The accompanying notes are an integral part of these financial statements.

87

Hartford International/Global Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund - (continued)
For the Year Ended October 31, 2014
A	$14.22	$0.14	$0.01	$0.15	$—	$—	$—	$—	$14.37	1.05%	$116,268	1.37%	1.36%	0.94%	31%
C	14.11	0.03	0.02	0.05	—	—	—	—	14.16	0.35	52,779	2.05	2.04	0.19	31
I	14.29	0.18	0.02	0.20	—	—	—	—	14.49	1.40	515,604	1.02	1.01	1.20	31
R3	14.22	0.10	0.01	0.11	—	—	—	—	14.33	0.77	1,223	1.70	1.60	0.66	31
R4	14.26	0.15	0.01	0.16	—	—	—	—	14.42	1.12	1,111	1.39	1.30	0.96	31
R5	14.30	0.21	(0.01)	0.20	—	—	—	—	14.50	1.40	1,185	1.08	1.00	1.37	31
Y	14.54	0.19	0.02	0.21	—	—	—	—	14.75	1.44	47,264	0.96	0.95	1.26	31

For the Year Ended October 31, 2013
A	$11.83	$0.21	$3.22	$3.43	$(0.94)	$—	$(0.10)	$(1.04)	$14.22	30.95%	$13,315	1.91%	1.40%	1.67%	253%
C	11.75	0.12	3.20	3.32	(0.87)	—	(0.09)	(0.96)	14.11	30.00	2,604	2.57	2.11	0.91	253
I	11.89	0.25	3.24	3.49	(0.98)	—	(0.11)	(1.09)	14.29	31.36	2,558	1.48	1.02	1.93	253
R3	11.83	0.21	3.20	3.41	(0.92)	—	(0.10)	(1.02)	14.22	30.67	823	2.17	1.60	1.63	253
R4	11.86	0.24	3.21	3.45	(0.95)	—	(0.10)	(1.05)	14.26	31.06	801	1.86	1.30	1.93	253
R5	11.89	0.28	3.22	3.50	(0.98)	—	(0.11)	(1.09)	14.30	31.44	809	1.56	1.00	2.23	253
Y	11.91	0.23	3.50	3.73	(0.99)	—	(0.11)	(1.10)	14.54	33.53	10,725	1.27	0.81	1.86	253

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2018.
(7)	Commenced operations on February 28, 2017.
(8)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(9)	Excluding the expenses not subject to cap, the ratios would have been 1.75%, 2.50%, 1.35%, 1.95%, 1.65%, 1.35% and 1.30% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(10)	Commenced operations on February 29, 2016
(11)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 1.99%, 0.96%, 1.35%, 1.05%, 0.95% and 0.86% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(12)	During the year ended October 31, 2014, the Fund incurred $165.7 million in sales of securities held associated with the transition of assets from The Hartford Global Growth Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.
(13)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 2.00%, 0.93%, 1.45%, 1.15%, 0.85% and 0.80% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(14)	Excluding the expenses not subject to cap, the ratios would have been 1.19%, 1.94%, 1.94%, 0.89%, 1.49%, 1.19%, 0.89% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(15)	Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 1.00%, 1.60%, 1.30%, 1.00% and 0.95% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(16)	Commenced operations on November 7, 2014.
(17)	Excluding the expenses not subject to cap, the ratios would have been 1.46%, 2.28%, 2.20%, 1.10%, 1.65%, 1.35%, 1.05% and 0.98% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(18)	Excluding the expenses not subject to cap, the ratios would have been 1.34%, 1.99%, 0.97%, 1.60%, 1.29%, 0.99%, and 0.88% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

88

Hartford International/Global Equity Funds

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of forty-three series, as of April 30, 2018. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

Hartford Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”)

Hartford Environmental Opportunities Fund (the “Environmental Opportunities Fund”)

Hartford Global Capital Appreciation Fund (the “Global Capital Appreciation Fund”)

Hartford Global Equity Income Fund (the “Global Equity Income Fund”)

Hartford International Equity Fund (the “International Equity Fund”)

The Hartford International Growth Fund (the “International Growth Fund”)

The Hartford International Opportunities Fund (the “International Opportunities Fund”)

The Hartford International Small Company Fund (the “International Small Company Fund”)

The Hartford International Value Fund (the “International Value Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class, T, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. As of April 30, 2018, Class T shares have not commenced operations. Each Fund, except for Global Capital Appreciation Fund, Global Equity Income Fund, International Small Company Fund and International Value Fund, has registered for sale Class R6 shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge. Each of International Small Company Fund, International Value Fund, and Class A, Class C, Class I, Class R3, Class R4, and Class R5 of the International Equity Fund is closed to new investors until further notice, subject to certain exceptions. For more information please see the Funds’ prospectus.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary

89

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange-traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

90

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors of the Company. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of the Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Hartford Emerging Markets Equity Fund Level 3 Holdings on April 30, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2018
Common Stock
Cost	Trade Price	$2,478.61	$6,952,491

Total			$6,952,491

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

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Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

The Hartford Global Capital Appreciation Fund Level 3 Holdings on April 30, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2018
Common Stock
Model	Price/Earnings	17.9x	$303,360
Model	EV/Revenue	2.71x to 3.71	347,954
Model	EV/EBITDA	5.6 to 10.6x	976,763
Cost	Trade Price	$0.00 to $2478.61	11,996,109

Preferred Stock
Model	EV/Revenue	2.1x to 5.4x	2,791,765
Cost	Trade Price	$4.97 to $67.40	7,679,881

Convertible Preferred Stock
Cost	Trade Price	$8.27 to $51.81	2,196,353

Total			$26,292,185

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

The Hartford International Opportunities Fund Level 3 Holdings on April 30, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2018
Common Stock
Cost	Trade Price	$2,478.61	$90,087,436

Total			$90,087,436

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year except the Global Equity Income Fund pays dividends from net investment income quarterly.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2018.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

93

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2018, Global Capital Appreciation Fund had used Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2018, Emerging Markets Equity Fund and International Value Fund had used Futures Contracts.

c)	Additional Derivative Instrument Information:

Emerging Markets Equity Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:

Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$82,815	$—	$—	$82,815

Total	$—	$—	$—	$82,815	$—	$—	$82,815

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(137,641)	$—	$—	$(137,641)

Total	$—	$—	$—	$(137,641)	$—	$—	$(137,641)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(114,144)	$—	$—	$(114,144)

Total	$—	$—	$—	$(114,144)	$—	$—	$(114,144)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	27

94

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Global Capital Appreciation Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$178,345	$—	$—	$—	$—	$178,345

Total	$—	$178,345	$—	$—	$—	$—	$178,345

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(149,665)	$—	$—	$—	$—	$(149,665)

Total	$—	$(149,665)	$—	$—	$—	$—	$(149,665)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(14,301)	$—	$—	$—	$—	$(14,301)

Total	$—	$(14,301)	$—	$—	$—	$—	$(14,301)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$5,899,417

International Value Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$396,525	$—	$—	$396,525

Total	$—	$—	$—	$396,525	$—	$—	$396,525

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,051,411	$—	$—	$1,051,411

Total	$—	$—	$—	$1,051,411	$—	$—	$1,051,411

95

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

International Value Fund – (continued)

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(1,319,008)	$—	$—	$(1,319,008)

Total	$—	$—	$—	$(1,319,008)	$—	$—	$(1,319,008)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	813

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

d)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2018:

Emerging Markets Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(82,815)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(82,815)

Derivatives not subject to a MNA	—	82,815

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Global Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$178,345	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	178,345	—

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$178,345	$—

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Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Global Capital Appreciation Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$178,345	$—	$—	$—	$178,345

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Value Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$396,525	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	396,525	—

Derivatives not subject to a MNA	(396,525)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

97

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2018 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity Fund	$137,597,048	$16,992,132	$(4,142,678)	$12,849,454
Environmental Opportunities Fund	36,772,204	4,891,446	(1,227,021)	3,664,425
Global Capital Appreciation Fund	1,012,774,550	88,788,530	(41,305,853)	47,482,677
Global Equity Income Fund	143,567,231	26,805,382	(6,680,712)	20,124,670
International Equity Fund	70,628,143	4,953,521	(1,809,116)	3,144,405
International Growth Fund	274,394,270	46,239,225	(4,487,574)	41,751,651
International Opportunities Fund	3,784,256,848	347,207,522	(73,950,635)	273,256,887
International Small Company Fund	336,689,894	64,943,998	(15,327,203)	49,616,795
International Value Fund	2,575,686,225	394,253,895	(104,632,867)	289,621,028

c)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2017 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration	Perpetual Short-Term Capital Loss Carryforward	Perpetual Long-Term Capital Loss Carryforward
Fund	2018
Emerging Markets Equity Fund	$—	$15,080,888	$—
Global Equity Income Fund	2,733,538	6,036,669	12,324,208
International Growth Fund	—	1,349,608	—

The Environmental Opportunities Fund, Global Capital Appreciation Fund, International Equity Fund, International Opportunities Fund, International Small Company Fund and International Value Fund had no capital loss carryforward for U.S. federal income tax purposes as of October 31, 2017.

98

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

During the fiscal year ended October 31, 2017, the Emerging Markets Equity Fund, Global Capital Appreciation Fund, International Equity Fund, International Growth Fund, International Opportunities Fund and International Small Company Fund utilized prior year capital loss carryforwards of $12,464,334, $67,848,040, $1,409,379, $8,173,341, $57,687,283 and $3,124,435, respectively.

During the fiscal year ended October 31, 2017, the Global Equity Income Fund and International Growth Fund had expired prior year capital loss carryforwards of $169,331 and $110,545,296.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion

Environmental Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and ;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

Global Capital Appreciation Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.6500% on next $4 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion

Global Equity Income Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% on next $4 billion and;
0.6850% on next $5 billion and;
0.6700% over $10 billion

International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and
0.4300% over $5 billion

International Growth Fund	0.8500% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 billion and;
0.6500% over $1 billion

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Fund	Management Fee Rates
International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion

International Small Company Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

Prior to March 1, 2018, the Environmental Opportunities Fund paid the following rates to HFMC for investment management services rendered:

Environmental Opportunities Fund	0.8000% on first $500 million and;
0.7500% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7250% on next $2.5 billion and;
0.7200% over $5 billion

Prior to March 1, 2018, the International Equity Fund paid the following rates to HFMC for investment management services rendered:

International Equity Fund	0.6000% on first $1 billion and;
0.5900% on next $4 billion and;
0.5800% over $5 billion

Prior to March 1, 2018, the International Growth Fund paid the following rates to HFMC for investment management services rendered:

International Growth Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of each Fund, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Emerging Markets Equity Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Environmental Opportunities Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

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Fund	Accounting Services Fee Rates
Global Capital Appreciation Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Global Equity Income Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Equity Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Growth Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Opportunities Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Small Company Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

International Value Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2018, HFMC contractually limited the total operating expenses of each of the following Funds, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, through February 28, 2019 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Equity Fund	1.45%	2.20%	1.20%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%
Environmental Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.75%	0.69%
Global Capital Appreciation Fund	1.25%	2.00%	1.00%	1.35%	1.05%	0.95%	NA	0.90%	0.90%
Global Equity Income Fund	1.25%	2.00%	1.00%	1.45%	1.15%	0.85%	NA	0.80%	0.80%
International Equity Fund	1.04%	1.79%	0.74%	1.26%	0.96%	0.66%	0.54%	0.65%	0.54%
International Growth Fund	1.30%	2.05%	1.00%	1.60%	1.30%	1.00%	0.90%	0.95%	0.90%
International Small Company Fund	1.60%	2.35%	1.35%	1.65%	1.35%	1.05%	NA	1.00%	1.00%

From November 1, 2017 through February 28, 2018, HFMC contractually limited the total operating expenses of each of the following Funds, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Environmental Opportunities Fund	1.30%	2.05%	1.05%	1.60%	1.30%	1.00%	0.90%	0.90%	0.90%
International Equity Fund	1.11%	1.86%	0.86%	1.41%	1.16%	0.86%	NA	0.76%	0.66%

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	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
International Opportunities Fund	1.30%	2.05%	1.05%	1.50%	1.20%	0.90%	0.85%	0.85%	0.85%
International Value Fund	1.40%	2.15%	1.15%	1.60%	1.30%	1.00%	NA	0.95%	0.90%

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2018, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Equity Fund	1.33%	2.20%	1.06%	1.69%	1.34%	1.10%	0.98%	1.02%	0.98%
Environmental Opportunities Fund	1.13%	1.01%	0.83%	1.04%	0.99%	0.93%	0.82%	0.83%	0.82%
Global Capital Appreciation Fund	1.25%	1.99%	0.93%	1.35%	1.05%	0.95%	—	0.90%	0.86%
Global Equity Income Fund	1.23%	2.00%	0.91%	1.45%	1.15%	0.85%	—	0.80%	0.80%
International Equity Fund	1.05%	1.78%	0.70%	1.34%	1.04%	0.74%	0.54%	0.62%	0.62%
International Growth Fund	1.30%	2.05%	0.99%	1.60%	1.30%	1.00%	0.90%	0.92%	0.90%
International Opportunities Fund	1.10%	1.86%	0.78%	1.41%	1.11%	0.80%	0.70%	0.73%	0.70%
International Small Company Fund	1.46%	2.21%	1.08%	1.65%	1.35%	1.05%	—	0.99%	0.98%
International Value Fund	1.19%	1.92%	0.89%	1.54%	1.24%	0.92%	—	0.86%	0.82%

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2018, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Equity Fund	$80,117	$—	*
Environmental Opportunities Fund	21,217	101
Global Capital Appreciation Fund	303,872	2,996
Global Equity Income Fund	86,971	770
International Equity Fund	75,598	743
International Growth Fund	190,143	542
International Opportunities Fund	914,559	8,077
International Small Company Fund	20,326	265
International Value Fund	34,750	5,557

*	Total CDSC includes Underwriter Adjustment credits which may cause negative dollar amounts.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily

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net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2018, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Equity Fund	$182
Environmental Opportunities Fund	65
Global Capital Appreciation Fund	1,768
Global Equity Income Fund	274
International Equity Fund	103
International Growth Fund	488
International Opportunities Fund	6,214
International Small Company Fund	646
International Value Fund	4,664

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund or (ii) a Specified Amount (as defined below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%*
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class R6	0.004%**
Class F	0.004%**

*	The Specified Amount for Hartford International Equity Fund Class Y is equal to 0.11% of average daily net assets.
**	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class R6 and Class F was equal to 0.00% of average daily net assets.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

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For the six-month period ended April 30, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Equity Fund	0.12%	0.24%	0.08%	0.02%	0.02%	0.02%	0.00%	0.04%	0.00%
Environmental Opportunities Fund	0.13%	0.05%	0.01%	0.01%	0.01%	0.01%	0.00%	0.02%	0.00%
Global Capital Appreciation Fund	0.18%	0.14%	0.08%	0.02%	0.01%	0.02%	—	0.04%	0.00%
Global Equity Income Fund	0.18%	0.23%	0.11%	0.02%	0.02%	0.02%	—	0.01%	0.00%
International Equity Fund	0.19%	0.17%	0.08%	0.02%	0.02%	0.02%	0.00%	0.01%	0.00%
International Growth Fund	0.21%	0.25%	0.09%	0.02%	0.01%	0.00%	0.00%	0.02%	0.00%
International Opportunities Fund	0.15%	0.16%	0.08%	0.01%	0.01%	0.00%	0.00%	0.03%	0.00%
International Small Company Fund	0.24%	0.25%	0.10%	0.01%	0.01%	0.01%	—	0.01%	0.00%
International Value Fund	0.12%	0.09%	0.07%	0.02%	0.02%	0.00%	—	0.04%	0.00%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of April 30, 2018, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Equity Fund	—	—	12%	—	20%	—	100%	—	—
Environmental Opportunities Fund	30%	87%	93%	100%	99%	100%	100%	93%	—
Global Capital Appreciation Fund	—	—	—	—	—	—	—	—	—
Global Equity Income Fund	—	—	—	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—	100%	1%	—
International Growth Fund	—	—	—	—	—	—	100%	—	—
International Opportunities Fund	—	—	—	—	—	—	—	—	—
International Small Company Fund	—	—	—	—	—	—	—	—	—
International Value Fund	—	—	—	—	—	—	—	—	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3	Class R4		Class R5	Class R6		Class Y		Class F
Emerging Markets Equity Fund	—	—	2%	—	—%	*	—	—%	*	—		—
Environmental Opportunities Fund	3%	3%	43%	3%	3%		3%	3%		3%		—
Global Capital Appreciation Fund	—	—	—	—	—		—	—		—		—
Global Equity Income Fund	—	—	—	—	—		—	—		—		—
International Equity Fund	—	—	—	—	—		—	—%	*	—%	*	—
International Growth Fund	—	—	—	—	—		—	—		—		—
International Opportunities Fund	—	—	—	—	—		—	—		—		—
International Small Company Fund	—	—	—	—	—		—	—		—		—
International Value Fund	—	—	—	—	—		—	—		—		—

*	Percentage rounds to zero.

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As of April 30, 2018, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Funds listed below as follows:

Fund	Percentage of Fund*
International Opportunities Fund	7%
International Small Company Fund	14%
International Value Fund	1%

*	As of April 30, 2018, the affiliated funds of funds were invested in Class F shares.

9.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At April 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral(1)
Emerging Markets Equity Fund	$409,349	$423,150	$—
Environmental Opportunities Fund	935,247	—	982,492	(2)
Global Capital Appreciation Fund	17,008,528	17,699,109	—
Global Equity Income Fund	3,487,908	3,666,540	—
International Equity Fund	1,766,388	1,854,050	—
International Growth Fund	2,396,238	2,512,823	—
International Opportunities Fund	130,022,713	135,666,592	—
International Small Company Fund	13,980,692	11,069,134	3,619,627	(2)
International Value Fund	21,042,024	22,189,350	—

(1)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.
(2)	U.S. Government securities

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018.

Emerging Markets Equity Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$423,150	$—	$—	$—	$423,150

Total Borrowings	$423,150	$—	$—	$—	$423,150

Gross amount of recognized liabilities for securities lending transactions					$423,150

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Global Capital Appreciation Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$17,259,310	$—	$—	$—	$17,259,310
Exchange-Traded Funds	439,799	—	—	—	439,799

Total	$17,699,109	$—	$—	$—	$17,699,109

Total Borrowings	$17,699,109	$—	$—	$—	$17,699,109

Gross amount of recognized liabilities for securities lending transactions					$17,699,109

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Global Equity Income Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,666,540	$—	$—	$—	$3,666,540

Total Borrowings	$3,666,540	$—	$—	$—	$3,666,540

Gross amount of recognized liabilities for securities lending transactions					$3,666,540

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

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International Equity Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,854,050	$—	$—	$—	$1,854,050

Total Borrowings	$1,854,050	$—	$—	$—	$1,854,050

Gross amount of recognized liabilities for securities lending transactions					$1,854,050

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Growth Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,512,823	$—	$—	$—	$2,512,823

Total Borrowings	$2,512,823	$—	$—	$—	$2,512,823

Gross amount of recognized liabilities for securities lending transactions					$2,512,823

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Opportunities Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$31,036,727	$—	$—	$—	$31,036,727
Exchange-Traded Funds	104,629,865	—	—	—	104,629,865

Total	$135,666,592	$—	$—	$—	$135,666,592

Total Borrowings	$135,666,592	$—	$—	$—	$135,666,592

Gross amount of recognized liabilities for securities lending transactions					$135,666,592

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

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International Small Company Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$11,069,134	$—	$—	$—	$11,069,134

Total Borrowings	$11,069,134	$—	$—	$—	$11,069,134

Gross amount of recognized liabilities for securities lending transactions					$11,069,134

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

International Value Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$22,189,350	$—	$—	$—	$22,189,350

Total Borrowings	$22,189,350	$—	$—	$—	$22,189,350

Gross amount of recognized liabilities for securities lending transactions					$22,189,350

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

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10.	Investment Transactions:

For the six-month period ended April 30, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Emerging Markets Equity Fund	$105,446,361	$40,617,276
Environmental Opportunities Fund	9,711,288	6,304,894
Global Capital Appreciation Fund	565,203,907	601,006,065
Global Equity Income Fund	17,826,895	21,607,674
International Equity Fund	66,401,695	45,943,419
International Growth Fund	161,868,420	115,036,854
International Opportunities Fund	1,728,283,087	1,309,267,482
International Small Company Fund	144,203,869	169,017,659
International Value Fund	292,729,226	207,749,172

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Emerging Markets Equity Fund	$—	$—
Environmental Opportunities Fund	—	—
Global Capital Appreciation Fund	—	—
Global Equity Income Fund	—	—
International Equity Fund	—	—
International Growth Fund	—	—
International Opportunities Fund	—	—
International Small Company Fund	—	—
International Value Fund	—	—

Fund	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Equity Fund	$105,446,361	$40,617,276
Environmental Opportunities Fund	9,711,288	6,304,894
Global Capital Appreciation Fund	565,203,907	601,006,065
Global Equity Income Fund	17,826,895	21,607,674
International Equity Fund	66,401,695	45,943,419
International Growth Fund	161,868,420	115,036,854
International Opportunities Fund	1,728,283,087	1,309,267,482
International Small Company Fund	144,203,869	169,017,659
International Value Fund	292,729,226	207,749,172

109

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

11.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2018, and the year ended October 31, 2017:

Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	6,025,286	$61,693,333	1,605,129	$13,978,698
Shares Issued for Reinvested Dividends	42,897	423,396	13,803	97,724
Shares Redeemed	(420,362)	(4,277,430)	(608,779)	(4,892,471)

Net Increase (Decrease)	5,647,821	57,839,299	1,010,153	9,183,951

Class C
Shares Sold	186,427	$1,867,646	508,619	$4,268,681
Shares Issued for Reinvested Dividends	6,035	58,483	1,571	10,937
Shares Redeemed	(43,777)	(440,311)	(136,295)	(1,107,851)

Net Increase (Decrease)	148,685	1,485,818	373,895	3,171,767

Class I
Shares Sold	1,182,841	$12,110,395	2,097,357	$17,286,420
Shares Issued for Reinvested Dividends	16,849	165,790	11,280	79,409
Shares Redeemed	(416,452)	(4,194,980)	(1,301,970)	(11,083,455)

Net Increase (Decrease)	783,238	8,081,205	806,667	6,282,374

Class R3
Shares Sold	13,729	$139,700	5,462	$49,171
Shares Issued for Reinvested Dividends	163	1,611	—	—
Shares Redeemed	(2,556)	(25,607)	(7,222)	(56,762)

Net Increase (Decrease)	11,336	115,704	(1,760)	(7,591)

Class R4
Shares Sold	2,420	$25,108	2,537	$22,487
Shares Issued for Reinvested Dividends	60	598	—	—
Shares Redeemed	(313)	(3,150)	(3,607)	(29,447)

Net Increase (Decrease)	2,167	22,556	(1,070)	(6,960)

Class R5
Shares Sold	16,031	$161,970	89,406	$850,086
Shares Issued for Reinvested Dividends	1,442	14,120	22	151
Shares Redeemed	(49,716)	(498,360)	(1,609)	(14,854)

Net Increase (Decrease)	(32,243)	(322,270)	87,819	835,383

Class R6(1)
Shares Sold	976	$10,000	—	$—

Net Increase (Decrease)	976	10,000	—	—

Class Y
Shares Sold	734,001	$7,452,645	1,891,227	$15,013,073
Shares Issued for Reinvested Dividends	68,416	672,529	134,246	943,751
Shares Redeemed	(701,265)	(7,253,557)	(6,699,305)	(53,630,594)

Net Increase (Decrease)	101,152	871,617	(4,673,832)	(37,673,770)

110

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Emerging Markets Equity Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class F(2)
Shares Sold	89,425	$906,396	1,466,818	$12,259,580
Shares Issued for Reinvested Dividends	4,104	40,175	—	—
Shares Redeemed	(32,714)	(331,870)	(1,314,484)	(12,735,939)

Net Increase (Decrease)	60,815	614,701	152,334	(476,359)

Total Net Increase (Decrease)	6,723,947	$68,718,630	(2,245,794)	$(18,691,205)

(1) Inception date of class was February 28, 2018.
(2) Inception date of class was February 28, 2017.

Environmental Opportunities Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	63,517	$798,971	195,599	$2,432,832
Shares Issued for Reinvested Dividends	29,598	366,284	4,024	45,162
Shares Redeemed	(39,615)	(498,510)	(10,835)	(132,271)

Net Increase (Decrease)	53,500	666,745	188,788	2,345,723

Class C
Shares Sold	4,188	$52,040	13,625	$167,650
Shares Issued for Reinvested Dividends	10,394	128,522	2,408	26,950
Shares Redeemed	(971)	(12,335)	(5,852)	(76,958)

Net Increase (Decrease)	13,611	168,227	10,181	117,642

Class I
Shares Sold	43,529	$547,985	427,686	$5,291,859
Shares Issued for Reinvested Dividends	134,542	1,670,112	58,467	657,290
Shares Redeemed	(16,470)	(208,974)	(955,789)	(12,332,601)

Net Increase (Decrease)	161,601	2,009,123	(469,636)	(6,383,452)

Class R3
Shares Issued for Reinvested Dividends	9,465	$117,042	2,661	$29,826

Net Increase (Decrease)	9,465	117,042	2,661	29,826

Class R4
Shares Sold	668	$8,914	—	$—
Shares Issued for Reinvested Dividends	9,635	119,330	2,906	32,621

Net Increase (Decrease)	10,303	128,244	2,906	32,621

Class R5
Shares Issued for Reinvested Dividends	9,700	$120,227	3,154	$35,423

Net Increase (Decrease)	9,700	120,227	3,154	35,423

Class R6
Shares Issued for Reinvested Dividends	9,805	$121,628	3,231	$36,305

Net Increase (Decrease)	9,805	121,628	3,231	36,305

111

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Environmental Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	4,379	$53,335	32,423	$373,171
Shares Issued for Reinvested Dividends	9,869	122,423	3,232	36,306
Shares Redeemed	(55)	(678)	(28,154)	(359,247)

Net Increase (Decrease)	14,193	175,080	7,501	50,230

Class F(1)
Shares Sold	266,509	$3,389,679	476,097	$6,178,985
Shares Issued for Reinvested Dividends	46,449	576,673	—	—
Shares Redeemed	(55,280)	(692,347)	(6,394)	(85,154)

Net Increase (Decrease)	257,678	3,274,005	469,703	6,093,831

Total Net Increase (Decrease)	539,856	$6,780,321	218,489	$2,358,149

(1) Inception date of class was February 28, 2017.

Global Capital Appreciation Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	948,022	$18,019,288	2,979,529	$51,223,454
Shares Issued for Reinvested Dividends	561,894	10,584,789	289,998	4,593,559
Shares Redeemed	(2,892,047)	(54,938,837)	(9,062,544)	(153,857,157)
Shares converted (from) Class B into Class A	—	—	116,685	1,985,960

Net Increase (Decrease)	(1,382,131)	(26,334,760)	(5,676,332)	(96,054,184)

Class B(1)
Shares Sold	—	$—	473	$7,852
Shares Redeemed	—	—	(244,907)	(3,774,727)
Shares converted (from) Class B into Class A	—	—	(128,197)	(1,985,960)

Net Increase (Decrease)	—	—	(372,631)	(5,752,835)

Class C
Shares Sold	185,057	$3,212,302	303,043	$4,727,428
Shares Issued for Reinvested Dividends	114,618	1,974,232	4,858	70,684
Shares Redeemed	(1,236,909)	(21,502,097)	(4,125,213)	(64,374,784)

Net Increase (Decrease)	(937,234)	(16,315,563)	(3,817,312)	(59,576,672)

Class I
Shares Sold	580,437	$11,367,252	3,333,996	$58,357,986
Shares Issued for Reinvested Dividends	102,326	1,985,916	65,502	1,067,682
Shares Redeemed	(614,249)	(12,074,120)	(3,999,380)	(71,999,555)

Net Increase (Decrease)	68,514	1,279,048	(599,882)	(12,573,887)

112

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Global Capital Appreciation Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	70,972	$1,337,505	209,323	$3,566,267
Shares Issued for Reinvested Dividends	19,442	360,564	11,374	177,549
Shares Redeemed	(155,812)	(2,918,936)	(713,417)	(12,018,199)

Net Increase (Decrease)	(65,398)	(1,220,867)	(492,720)	(8,274,383)

Class R4
Shares Sold	58,128	$1,121,300	202,763	$3,454,807
Shares Issued for Reinvested Dividends	12,268	234,400	6,861	110,177
Shares Redeemed	(151,093)	(2,904,693)	(274,080)	(4,788,622)

Net Increase (Decrease)	(80,697)	(1,548,993)	(64,456)	(1,223,638)

Class R5
Shares Sold	2,407	$47,053	9,468	$166,648
Shares Issued for Reinvested Dividends	391	7,644	298	4,891
Shares Redeemed	(4,432)	(86,612)	(22,473)	(401,345)

Net Increase (Decrease)	(1,634)	(31,915)	(12,707)	(229,806)

Class Y
Shares Sold	47,687	$942,203	390,894	$7,257,303
Shares Issued for Reinvested Dividends	15,141	298,270	5,136	84,997
Shares Redeemed	(47,628)	(946,113)	(76,164)	(1,394,429)

Net Increase (Decrease)	15,200	294,360	319,866	5,947,871

Class F(2)
Shares Sold	661,365	$12,966,095	2,113,967	$39,521,232
Shares Issued for Reinvested Dividends	42,335	821,746	—	—
Shares Redeemed	(276,773)	(5,428,921)	(87,016)	(1,652,422)

Net Increase (Decrease)	426,927	8,358,920	2,026,951	37,868,810

Total Net Increase (Decrease)	(1,956,453)	$(35,519,770)	(8,689,223)	$(139,868,724)

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

Global Equity Income Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	574,411	$7,348,854	1,257,283	$14,611,440
Shares Issued for Reinvested Dividends	148,990	1,894,358	183,677	2,163,922
Shares Redeemed	(916,971)	(11,755,813)	(2,335,662)	(27,039,285)
Shares converted (from) Class B into Class A	—	—	11,096	127,210

Net Increase (Decrease)	(193,570)	(2,512,601)	(883,606)	(10,136,713)

113

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Global Equity Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class B(1)
Shares Sold	—	$—	661	$7,134
Shares Issued for Reinvested Dividends	—	—	80	908
Shares Redeemed	—	—	(20,010)	(229,588)
Shares converted (from) Class B into Class A	—	—	(11,306)	(127,210)

Net Increase (Decrease)	—	—	(30,575)	(348,756)

Class C
Shares Sold	90,511	$1,137,981	115,120	$1,313,246
Shares Issued for Reinvested Dividends	13,246	164,636	13,126	151,043
Shares Redeemed	(129,488)	(1,610,658)	(279,678)	(3,159,235)

Net Increase (Decrease)	(25,731)	(308,041)	(151,432)	(1,694,946)

Class I
Shares Sold	102,563	$1,320,320	1,930,411	$22,135,817
Shares Issued for Reinvested Dividends	14,146	180,287	39,516	466,180
Shares Redeemed	(276,392)	(3,562,282)	(2,154,735)	(26,029,572)

Net Increase (Decrease)	(159,683)	(2,061,675)	(184,808)	(3,427,575)

Class R3
Shares Sold	1,433	$18,232	6,060	$66,881
Shares Issued for Reinvested Dividends	290	3,685	408	4,800
Shares Redeemed	(4,907)	(62,790)	(7,301)	(87,472)

Net Increase (Decrease)	(3,184)	(40,873)	(833)	(15,791)

Class R4
Shares Sold	528	$6,781	1,090	$12,699
Shares Issued for Reinvested Dividends	175	2,236	273	3,213
Shares Redeemed	(60)	(766)	(6,744)	(79,679)

Net Increase (Decrease)	643	8,251	(5,381)	(63,767)

Class R5
Shares Sold	1,941	$25,079	8,960	$106,925
Shares Issued for Reinvested Dividends	424	5,405	556	6,595
Shares Redeemed	(9,598)	(121,642)	(1,727)	(21,554)

Net Increase (Decrease)	(7,233)	(91,158)	7,789	91,966

Class Y
Shares Sold	25,745	$326,956	78,511	$897,827
Shares Issued for Reinvested Dividends	9,181	115,642	12,032	140,224
Shares Redeemed	(106,838)	(1,365,087)	(78,329)	(895,606)

Net Increase (Decrease)	(71,912)	(922,489)	12,214	142,445

Class F(2)
Shares Sold	361,071	$4,641,423	1,482,763	$18,159,223
Shares Issued for Reinvested Dividends	29,819	379,250	3,836	48,167
Shares Redeemed	(179,939)	(2,307,338)	(54,447)	(677,869)

Net Increase (Decrease)	210,951	2,713,335	1,432,152	17,529,521

Total Net Increase (Decrease)	(249,719)	$(3,215,251)	195,520	$2,076,384

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

114

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

International Equity Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	465,321	$5,380,213	660,184	$6,852,640
Shares Issued for Reinvested Dividends	45,088	509,040	20,749	187,567
Shares Redeemed	(139,501)	(1,606,488)	(411,574)	(4,079,922)
Shares converted (from) Class B into Class A	—	—	4,148	43,864

Net Increase (Decrease)	370,908	4,282,765	273,507	3,004,149

Class B(1)
Shares Issued for Reinvested Dividends	—	$—	106	$963
Shares Redeemed	—	—	(8,856)	(91,551)
Shares converted (from) Class B into Class A	—	—	(4,153)	(43,864)

Net Increase (Decrease)	—	—	(12,903)	(134,452)

Class C
Shares Sold	130,878	$1,501,992	188,194	$1,961,937
Shares Issued for Reinvested Dividends	11,958	133,456	3,090	27,777
Shares Redeemed	(35,240)	(404,532)	(69,038)	(684,465)

Net Increase (Decrease)	107,596	1,230,916	122,246	1,305,249

Class I
Shares Sold	922,192	$10,706,173	1,106,434	$11,286,866
Shares Issued for Reinvested Dividends	49,080	558,484	12,787	116,365
Shares Redeemed	(206,120)	(2,392,998)	(360,822)	(3,774,060)

Net Increase (Decrease)	765,152	8,871,659	758,399	7,629,171

Class R3
Shares Sold	2,289	$26,581	1,228	$12,205
Shares Issued for Reinvested Dividends	243	2,728	182	1,643
Shares Redeemed	(3,707)	(41,569)	(5,005)	(48,885)

Net Increase (Decrease)	(1,175)	(12,260)	(3,595)	(35,037)

Class R4
Shares Sold	15,292	$180,999	48,042	$511,913
Shares Issued for Reinvested Dividends	1,284	14,497	540	4,888
Shares Redeemed	(12,100)	(139,706)	(10,553)	(109,226)

Net Increase (Decrease)	4,476	55,790	38,029	407,575

Class R5
Shares Sold	8,714	$87,526	41,698	$359,459
Shares Issued for Reinvested Dividends	1,507	14,973	190	1,512
Shares Redeemed	(9,019)	(91,225)	(3,775)	(33,393)

Net Increase (Decrease)	1,202	11,274	38,113	327,578

Class R6(2)
Shares Sold	871	$10,000	—	$—

Net Increase (Decrease)	871	10,000	—	—

115

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

International Equity Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	1,467,378	$16,931,150	154,937	$1,739,320
Shares Issued for Reinvested Dividends	38,659	439,298	25,846	234,686
Shares Redeemed	(909,703)	(10,544,223)	(303,632)	(3,115,064)

Net Increase (Decrease)	596,334	6,826,225	(122,849)	(1,141,058)

Class F(3)
Shares Sold	102,421	$1,188,667	153,812	$1,691,482
Shares Issued for Reinvested Dividends	5,830	66,466	—	—
Shares Redeemed	(17,045)	(201,448)	(3,009)	(34,365)

Net Increase (Decrease)	91,206	1,053,685	150,803	1,657,117

Total Net Increase (Decrease)	1,936,570	$22,330,054	1,241,750	$13,020,292

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2018.
(3) Inception date of class was February 28, 2017.

International Growth Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	924,559	$14,521,338	1,511,599	$20,204,807
Shares Issued for Reinvested Dividends	42,132	645,037	105,239	1,210,249
Shares Redeemed	(660,787)	(10,333,327)	(2,377,723)	(30,537,017)
Shares converted (from) Class B into Class A	—	—	26,919	338,431

Net Increase (Decrease)	305,904	4,833,048	(733,966)	(8,783,530)

Class B(1)
Shares Redeemed	—	$—	(51,758)	$(610,112)
Shares converted (from) Class B into Class A	—	—	(29,013)	(338,431)

Net Increase (Decrease)	—	—	(80,771)	(948,543)

Class C
Shares Sold	103,793	$1,499,685	188,459	$2,350,473
Shares Issued for Reinvested Dividends	—	—	5,046	53,742
Shares Redeemed	(96,183)	(1,389,381)	(389,384)	(4,593,386)

Net Increase (Decrease)	7,610	110,304	(195,879)	(2,189,171)

Class I
Shares Sold	715,574	$11,082,978	3,989,947	$51,276,066
Shares Issued for Reinvested Dividends	15,486	234,763	45,023	512,815
Shares Redeemed	(250,789)	(3,917,329)	(5,183,939)	(70,576,685)

Net Increase (Decrease)	480,271	7,400,412	(1,148,969)	(18,787,804)

116

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

International Growth Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	6,430	$102,241	16,850	$221,087
Shares Issued for Reinvested Dividends	21	318	244	2,836
Shares Redeemed	(6,296)	(99,717)	(58,103)	(757,943)

Net Increase (Decrease)	155	2,842	(41,009)	(534,020)

Class R4
Shares Sold	69,135	$1,115,071	187,391	$2,461,579
Shares Issued for Reinvested Dividends	1,127	17,692	3,102	36,571
Shares Redeemed	(215,013)	(3,426,610)	(287,858)	(3,953,329)

Net Increase (Decrease)	(144,751)	(2,293,847)	(97,365)	(1,455,179)

Class R5
Shares Sold	1,204,591	$19,012,656	191,727	$2,702,161
Shares Issued for Reinvested Dividends	11,013	174,114	6,998	83,061
Shares Redeemed	(182,457)	(2,941,326)	(210,040)	(2,730,217)

Net Increase (Decrease)	1,033,147	16,245,444	(11,315)	55,005

Class R6(2)
Shares Sold	616	$10,000	—	$—

Net Increase (Decrease)	616	10,000	—	—

Class Y
Shares Sold	286,570	$4,646,344	7,556,620	$97,140,125
Shares Issued for Reinvested Dividends	6,439	102,125	21,473	255,533
Shares Redeemed	(75,092)	(1,209,560)	(8,186,699)	(105,100,195)

Net Increase (Decrease)	217,917	3,538,909	(608,606)	(7,704,537)

Class F(3)
Shares Sold	1,773,136	$27,597,922	4,196,930	$59,624,434
Shares Issued for Reinvested Dividends	36,922	560,109	—	—
Shares Redeemed	(473,235)	(7,385,218)	(150,611)	(2,209,115)

Net Increase (Decrease)	1,336,823	20,772,813	4,046,319	57,415,319

Total Net Increase (Decrease)	3,237,692	$50,619,925	1,128,439	$17,067,540

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2018.
(3) Inception date of class was February 28, 2017.

International Opportunities Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	4,042,219	$70,266,841	8,814,558	$141,407,558
Shares Issued for Reinvested Dividends	1,594,868	26,961,785	331,392	4,709,078
Shares Redeemed	(3,775,409)	(65,511,245)	(10,175,561)	(156,566,262)
Shares converted (from) Class B into Class A	—	—	26,792	412,018

Net Increase (Decrease)	1,861,678	31,717,381	(1,002,819)	(10,037,608)

117

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

International Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class B(1)
Shares Sold	—	$—	1,080	$15,327
Shares Redeemed	—	—	(75,961)	(1,070,751)
Shares converted (from) Class B into Class A	—	—	(29,515)	(412,018)

Net Increase (Decrease)	—	—	(104,396)	(1,467,442)

Class C
Shares Sold	783,435	$11,910,950	1,253,839	$17,827,257
Shares Issued for Reinvested Dividends	219,186	3,231,002	17,802	223,236
Shares Redeemed	(391,231)	(5,934,299)	(1,174,174)	(15,858,114)

Net Increase (Decrease)	611,390	9,207,653	97,467	2,192,379

Class I
Shares Sold	8,817,994	$152,355,051	24,419,196	$381,332,678
Shares Issued for Reinvested Dividends	1,201,705	20,205,477	286,612	4,044,092
Shares Redeemed	(3,334,973)	(57,348,945)	(19,064,995)	(307,299,003)

Net Increase (Decrease)	6,684,726	115,211,583	5,640,813	78,077,767

Class R3
Shares Sold	483,111	$8,545,030	1,161,891	$18,390,232
Shares Issued for Reinvested Dividends	168,994	2,897,449	33,376	481,953
Shares Redeemed	(567,191)	(9,933,196)	(1,258,012)	(20,134,981)

Net Increase (Decrease)	84,914	1,509,283	(62,745)	(1,262,796)

Class R4
Shares Sold	1,452,252	$26,120,508	4,511,700	$73,063,122
Shares Issued for Reinvested Dividends	480,430	8,395,694	97,724	1,433,618
Shares Redeemed	(1,705,525)	(30,455,454)	(3,351,227)	(53,905,873)

Net Increase (Decrease)	227,157	4,060,748	1,258,197	20,590,867

Class R5
Shares Sold	2,824,136	$50,989,678	9,316,338	$152,590,441
Shares Issued for Reinvested Dividends	643,946	11,368,071	100,312	1,482,607
Shares Redeemed	(1,824,269)	(32,752,140)	(3,062,135)	(49,644,252)

Net Increase (Decrease)	1,643,813	29,605,609	6,354,515	104,428,796

Class R6
Shares Sold	15,032,680	$275,572,153	12,034,779	$200,093,266
Shares Issued for Reinvested Dividends	856,210	15,197,967	43,069	639,577
Shares Redeemed	(1,408,826)	(25,458,777)	(2,117,371)	(36,141,297)

Net Increase (Decrease)	14,480,064	265,311,343	9,960,477	164,591,546

Class Y
Shares Sold	10,941,212	$199,259,198	45,706,438	$743,249,285
Shares Issued for Reinvested Dividends	2,943,789	52,254,451	1,075,205	15,966,799
Shares Redeemed	(11,728,780)	(213,877,703)	(57,684,148)	(945,791,093)

Net Increase (Decrease)	2,156,221	37,635,946	(10,902,505)	(186,575,009)

118

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

International Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class F(2)
Shares Sold	8,662,623	$148,805,473	36,358,392	$578,780,619
Shares Issued for Reinvested Dividends	1,661,052	27,961,843	—	—
Shares Redeemed	(2,792,918)	(48,189,781)	(6,165,980)	(103,873,217)

Net Increase (Decrease)	7,530,757	128,577,535	30,192,412	474,907,402

Total Net Increase (Decrease)	35,280,720	$622,837,081	41,431,416	$645,445,902

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Commenced operations on February 28, 2017.

International Small Company Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	104,991	$1,789,907	163,381	$2,475,178
Shares Issued for Reinvested Dividends	265,910	4,383,154	17,363	230,935
Shares Redeemed	(375,712)	(6,433,693)	(1,070,581)	(15,662,298)
Shares converted (from) Class B into Class A	—	—	14,711	214,602

Net Increase (Decrease)	(4,811)	(260,632)	(875,126)	(12,741,583)

Class B(1)
Shares Sold	—	$—	162	$2,000
Shares Redeemed	—	—	(9,428)	(125,014)
Shares converted (from) Class B into Class A	—	—	(15,798)	(214,602)

Net Increase (Decrease)	—	—	(25,064)	(337,616)

Class C
Shares Sold	12,797	$194,396	45,843	$657,968
Shares Issued for Reinvested Dividends	51,838	764,679	—	—
Shares Redeemed	(105,699)	(1,619,881)	(224,832)	(3,081,630)

Net Increase (Decrease)	(41,064)	(660,806)	(178,989)	(2,423,662)

Class I
Shares Sold	586,193	$10,028,992	439,029	$6,471,238
Shares Issued for Reinvested Dividends	250,776	4,109,646	27,307	359,912
Shares Redeemed	(2,313,037)	(39,131,241)	(1,826,290)	(25,364,440)

Net Increase (Decrease)	(1,476,068)	(24,992,603)	(1,359,954)	(18,533,290)

Class R3
Shares Sold	97,956	$1,697,144	136,194	$2,102,963
Shares Issued for Reinvested Dividends	43,068	714,178	1,481	19,868
Shares Redeemed	(60,481)	(1,029,960)	(240,331)	(3,582,484)

Net Increase (Decrease)	80,543	1,381,362	(102,656)	(1,459,653)

119

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

International Small Company Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	62,342	$1,080,835	105,326	$1,597,902
Shares Issued for Reinvested Dividends	32,203	537,257	2,553	34,320
Shares Redeemed	(72,363)	(1,249,728)	(185,814)	(2,956,233)

Net Increase (Decrease)	22,182	368,364	(77,935)	(1,324,011)

Class R5
Shares Sold	32,183	$555,007	45,451	$701,311
Shares Issued for Reinvested Dividends	4,382	73,636	473	6,388
Shares Redeemed	(10,312)	(178,772)	(62,625)	(941,670)

Net Increase (Decrease)	26,253	449,871	(16,701)	(233,971)

Class Y
Shares Sold	892,120	$15,703,606	2,062,980	$32,025,559
Shares Issued for Reinvested Dividends	697,643	11,734,829	172,966	2,335,042
Shares Redeemed	(959,605)	(16,790,234)	(14,317,296)	(212,511,397)

Net Increase (Decrease)	630,158	10,648,201	(12,081,350)	(178,150,796)

Class F(2)
Shares Sold	1,887,578	$31,942,359	7,196,726	$106,746,517
Shares Issued for Reinvested Dividends	352,405	5,778,441	—	—
Shares Redeemed	(1,473,944)	(24,932,314)	(2,890,872)	(47,783,232)

Net Increase (Decrease)	766,039	12,788,486	4,305,854	58,963,285

Total Net Increase (Decrease)	3,232	$(277,757)	(10,411,921)	$(156,241,297)

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

International Value Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,649,650	$46,578,943	10,535,596	$167,273,205
Shares Issued for Reinvested Dividends	1,425,133	24,502,461	1,117,911	16,620,293
Shares Redeemed	(3,519,182)	(62,001,996)	(20,075,992)	(313,454,727)

Net Increase (Decrease)	555,601	9,079,408	(8,422,485)	(129,561,229)

Class C
Shares Sold	129,833	$2,248,885	193,830	$3,161,458
Shares Issued for Reinvested Dividends	112,637	1,911,149	84,509	1,241,832
Shares Redeemed	(228,099)	(3,936,129)	(649,408)	(10,250,768)

Net Increase (Decrease)	14,371	223,905	(371,069)	(5,847,478)

120

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

International Value Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares Sold	12,510,418	$222,023,604	52,702,622	$846,521,049
Shares Issued for Reinvested Dividends	4,608,570	80,061,214	1,809,852	27,145,032
Shares Redeemed	(19,627,168)	(343,983,634)	(33,431,027)	(570,037,200)

Net Increase (Decrease)	(2,508,180)	(41,898,816)	21,081,447	303,628,881

Class R3
Shares Sold	6,727	$116,929	32,672	$552,246
Shares Issued for Reinvested Dividends	2,760	47,783	1,624	24,350
Shares Redeemed	(4,285)	(75,072)	(18,452)	(293,880)

Net Increase (Decrease)	5,202	89,640	15,844	282,716

Class R4
Shares Sold	18,626	$328,278	22,247	$354,433
Shares Issued for Reinvested Dividends	3,728	64,527	3,921	58,658
Shares Redeemed	(9,591)	(168,484)	(39,473)	(660,198)

Net Increase (Decrease)	12,763	224,321	(13,305)	(247,107)

Class R5
Shares Sold	345,734	$6,093,253	1,218,741	$20,429,002
Shares Issued for Reinvested Dividends	87,912	1,531,085	2,575	38,756
Shares Redeemed	(78,294)	(1,383,942)	(69,172)	(1,182,987)

Net Increase (Decrease)	355,352	6,240,396	1,152,144	19,284,771

Class Y
Shares Sold	6,960,882	$124,712,672	21,086,937	$352,142,364
Shares Issued for Reinvested Dividends	2,806,616	49,749,496	1,280,545	19,568,865
Shares Redeemed	(5,720,416)	(102,000,060)	(5,773,531)	(94,446,548)

Net Increase (Decrease)	4,047,082	72,462,108	16,593,951	277,264,681

Class F(1)
Shares Sold	10,545,793	$184,317,833	21,613,906	$377,285,351
Shares Issued for Reinvested Dividends	301,514	5,241,600	—	—
Shares Redeemed	(1,700,987)	(30,068,398)	(725,920)	(12,805,544)

Net Increase (Decrease)	9,146,320	159,491,035	20,887,986	364,479,807

Total Net Increase (Decrease)	11,628,511	$205,911,997	50,924,513	$829,285,042

(1) Inception date of class was February 28, 2017.

12.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2018, none of the Funds had borrowings under this facility.

121

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

13.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

14.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2018, events and transactions subsequent to April 30, 2018, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. The following subsequent events requiring financial statement adjustment or disclosure have been identified.

At a meeting held February 6-7, 2018, the Board of Directors (the “Board”) of the Company approved an Agreement and Plan of Reorganization that provides for the reorganization of the Global Equity Income Fund, a series of the Company, with and into the International Equity Fund, a separate series of the Company (the “Reorganization”). The Reorganization does not require shareholder approval. The Reorganization occurred immediately before the opening of business on June 25, 2018. At a meeting held on May 1-2, 2018, the Board approved an extension of the contractual operating expense caps that are currently in effect for the International Equity Fund through May 31, 2019.

Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Effective October 1, 2018,

122

Hartford International/Global Equity Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Class C shares held in an account directly through the Funds’ transfer agent for which no financial intermediary is specified or Hartford Funds Distributors, LLC is listed as the dealer of record will periodically be converted to Class A shares. Effective October 1, 2018, each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any such direct purchase received by the Funds’ transfer agent for Class C shares for such accounts will automatically be invested in Class A shares. For more information on the above referenced changes, please see the Funds’ most recent prospectus.

123

Hartford International/Global Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

124

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-GE18    6/18    206764    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report, covering the period from November 1, 2017 through April 30, 2018.

Market Review

While U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 saw a 21.8%

return as of 2017 year end, U.S. equities have experienced a nearly flat return of 0.4% along with increased volatility year-to-date as of April 30.

The Index has experienced more than 20 days with swings of 1% or more this year, compared to eight days for all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have contributed to the return of volatility.

In the six-month period that ended April 30, 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases by raising rates twice, each time by 0.25%. As of the end of April, short-term rates range from 1.5% to 1.75%. At the time of this writing, expectations were for a continued gradual increase throughout 2018. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. In December, the first significant overhaul of the U.S. tax code in more than 30 years was signed into law. Geopolitical tensions continue to persist around U.S. engagement with Syria and North Korea, heightening market uncertainty. In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking to leave the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Fixed Income Funds

Fund Performance and Summary

The Hartford Emerging Markets Local Debt Fund inception 05/31/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation and income.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Class A3	4.03%	7.49%	-1.43%	0.69%
Class A4	-0.65%	2.65%	-2.33%	0.02%
Class C3	3.78%	6.80%	-2.16%	-0.07%
Class C4	2.94%	5.96%	-2.16%	-0.07%
Class I3	4.19%	7.81%	-1.18%	0.93%
Class R3[3]	3.96%	7.30%	-1.77%	0.33%
Class R4[3]	4.21%	7.68%	-1.43%	0.67%
Class R5[3]	4.34%	7.95%	-1.21%	0.90%
Class Y3	4.25%	7.95%	-1.11%	0.96%
Class F3	4.39%	8.06%	-1.13%	0.97%
JP Morgan GBI Emerging Markets Global Diversified Index	5.14%	8.38%	-1.92%	0.15%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

The Hartford Emerging Markets Local Debt Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Emerging Markets Local Debt Fund Class A	1.26%	1.48%
Emerging Markets Local Debt Fund Class C	2.01%	2.28%
Emerging Markets Local Debt Fund Class I	1.01%	1.12%
Emerging Markets Local Debt Fund Class R3	1.56%	1.77%
Emerging Markets Local Debt Fund Class R4	1.26%	1.47%
Emerging Markets Local Debt Fund Class R5	0.96%	1.17%
Emerging Markets Local Debt Fund Class Y	0.91%	1.09%
Emerging Markets Local Debt Fund Class F	0.91%	1.06%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified Fund. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	19.3%
Foreign Government Obligations	70.8

Total	90.1%

Short-Term Investments	8.5
Purchased Options	0.6
Other Assets & Liabilities	0.8

Total	100.0%

3

Fund Performance and Summary

The Hartford Floating Rate Fund inception 04/29/2005

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	2.14%	4.25%	3.30%	4.26%
Class A3	-0.93%	1.12%	2.67%	3.94%
Class C2	1.65%	3.37%	2.52%	3.47%
Class C3	0.65%	2.37%	2.52%	3.47%
Class I2	2.27%	4.52%	3.58%	4.52%
Class R3[2]	2.01%	3.97%	3.02%	3.98%
Class R4[2]	2.13%	4.23%	3.28%	4.23%
Class R5[2]	2.27%	4.53%	3.59%	4.48%
Class Y2	2.17%	4.43%	3.62%	4.58%
Class F2	2.31%	4.60%	3.60%	4.53%
S&P/LSTA Leveraged Loan Index	2.39%	4.41%	3.86%	5.28%
Credit Suisse Leveraged Loan Index	2.60%	4.69%	4.12%	5.06%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 3.00%. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 4/23/12, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 5/18/12, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Effective 3/1/18, the Fund changed its benchmark from the Credit Suisse Leveraged Loan Index to the S&P/LSTA Leveraged Loan Index. Hartford Funds Management Company, LLC believes that this benchmark better reflects the Fund’s investment strategy.

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that is designed to measure the performance of the U.S. leverage loan market based upon market weightings, spreads and interest payments.

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

You cannot invest directly in an index.

4

The Hartford Floating Rate Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Net	Gross
Floating Rate Fund Class A	1.00%	1.00%
Floating Rate Fund Class C	1.74%	1.74%
Floating Rate Fund Class I	0.73%	0.73%
Floating Rate Fund Class R3	1.27%	1.38%
Floating Rate Fund Class R4	1.02%	1.08%
Floating Rate Fund Class R5	0.78%	0.78%
Floating Rate Fund Class Y	0.71%	0.71%
Floating Rate Fund Class F	0.67%	0.67%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Loans can be difficult to value and highly illiquid; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

The Fund should not be considered an alternative to CDs or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.4%
Escrows	0.0 *
Exchange-Traded Funds	0.5

Total	0.9%

Fixed Income Securities
Corporate Bonds	9.8%
Senior Floating Rate Interests	88.2

Total	98.0%

Short-Term Investments	4.0
Other Assets & Liabilities	(2.9)

Total	100.0%

*	Percentage rounds to zero.

5

Fund Performance and Summary

The Hartford Floating Rate High Income Fund inception 09/30/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Class A3	2.12%	4.53%	3.57%	5.42%
Class A4	-0.95%	1.39%	2.94%	4.93%
Class C3	1.74%	3.75%	2.78%	4.63%
Class C4	0.74%	2.75%	2.78%	4.63%
Class I3	2.24%	4.79%	3.83%	5.69%
Class R3[3]	1.97%	4.22%	3.26%	5.09%
Class R4[3]	2.12%	4.53%	3.56%	5.40%
Class R5[3]	2.27%	4.74%	4.06%	5.85%
Class Y3	2.27%	4.85%	3.86%	5.70%
Class F3	2.37%	4.84%	3.84%	5.70%
S&P/LSTA Leveraged Loan Index	2.39%	4.41%	3.86%	5.25%
Credit Suisse Leveraged Loan Index	2.60%	4.69%	4.12%	5.45%

[1]	Not Annualized
[2]	Inception: 09/30/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 3.00% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 4/23/12, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 5/18/12, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Effective 3/1/18, the Fund changed its benchmark from the Credit Suisse Leveraged Loan Index to the S&P/LSTA Leveraged Loan Index. Hartford Funds Management Company, LLC believes that this benchmark better reflects the Fund’s investment strategy.

6

The Hartford Floating Rate High Income Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that is designed to measure the performance of the U.S. leverage loan market based upon market weightings, spreads and interest payments.

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Net	Gross
Floating Rate High Income Fund Class A	1.07%	1.13%
Floating Rate High Income Fund Class C	1.82%	1.88%
Floating Rate High Income Fund Class I	0.82%	0.86%
Floating Rate High Income Fund Class R3	1.37%	1.51%
Floating Rate High Income Fund Class R4	1.07%	1.21%
Floating Rate High Income Fund Class R5	0.77%	0.91%
Floating Rate High Income Fund Class Y	0.77%	0.83%
Floating Rate High Income Fund Class F	0.77%	0.79%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Loans can be difficult to value and highly illiquid; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

The Fund should not be considered an alternative to CDs or money market funds. This Fund is intended for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.4%
Escrows	0.0 *
Exchange-Traded Funds	0.7

Total	1.1%

Fixed Income Securities
Corporate Bonds	14.5%
Senior Floating Rate Interests	80.2

Total	94.7%

Short-Term Investments	5.6
Other Assets & Liabilities	(1.4)

Total	100.0%

*	Percentage rounds to zero.

7

Fund Performance and Summary

The Hartford High Yield Fund inception 09/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Month[1]	1 Years	5 Years	10 Years
Class A2	-0.27%	2.94%	3.65%	6.30%
Class A3	-4.76%	-1.69%	2.70%	5.81%
Class C2	-0.65%	2.31%	2.89%	5.52%
Class C3	-1.62%	1.33%	2.89%	5.52%
Class I2	-0.13%	3.35%	3.94%	6.64%
Class R3[2]	-0.42%	2.64%	3.35%	6.00%
Class R4[2]	-0.40%	2.94%	3.65%	6.33%
Class R5[2]	-0.13%	3.25%	3.97%	6.62%
Class Y2	-0.24%	3.29%	3.99%	6.65%
Class F2	-0.09%	3.45%	3.94%	6.64%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	-0.17%	3.26%	4.75%	7.88%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50%. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

8

The Hartford High Yield Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
High Yield Fund Class A	1.06%	1.18%
High Yield Fund Class C	1.81%	1.87%
High Yield Fund Class I	0.81%	0.88%
High Yield Fund Class R3	1.36%	1.47%
High Yield Fund Class R4	1.06%	1.17%
High Yield Fund Class R5	0.76%	0.87%
High Yield Fund Class Y	0.71%	0.79%
High Yield Fund Class F	0.71%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.9%
Escrows	0.0 *
Preferred Stocks	0.2

Total	1.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.0%*
Convertible Bonds	1.9
Corporate Bonds	89.2
Senior Floating Rate Interests	3.4

Total	94.5%

Short-Term Investments	4.4
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

9

Fund Performance and Summary

The Hartford Inflation Plus Fund inception 10/31/2002

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Month[1]	1 Year	5 Years	10 Years
Class A2	-0.62%	-0.62%	-1.14%	2.49%
Class A3	-5.09%	-5.09%	-2.05%	2.02%
Class C2	-1.05%	-1.43%	-1.89%	1.72%
Class C3	-2.01%	-2.38%	-1.89%	1.72%
Class I2	-0.52%	-0.34%	-0.90%	2.75%
Class R3[2]	-0.89%	-0.98%	-1.50%	2.11%
Class R4[2]	-0.70%	-0.70%	-1.21%	2.43%
Class R5[2]	-0.52%	-0.34%	-0.90%	2.72%
Class Y2	-0.55%	-0.37%	-0.86%	2.80%
Class F2	-0.56%	-0.29%	-0.89%	2.75%
Bloomberg Barclays U.S. TIPS 1-10 Year Index	-0.17%	-0.15%	-0.09%	2.39%
Bloomberg Barclays U.S. TIPS Index	0.19%	0.27%	-0.12%	3.14%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50%. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents U.S. Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.

Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

10

The Hartford Inflation Plus Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Inflation Plus Fund Class A	0.86%	0.98%
Inflation Plus Fund Class C	1.61%	1.69%
Inflation Plus Fund Class I	0.61%	0.69%
Inflation Plus Fund Class R3	1.21%	1.28%
Inflation Plus Fund Class R4	0.91%	0.98%
Inflation Plus Fund Class R5	0.61%	0.68%
Inflation Plus Fund Class Y	0.56%	0.62%
Inflation Plus Fund Class F	0.56%	0.56%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The fund seeks to achieve its investment objective by allocating assets among specialist portfolio managers. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest rate risk. As interest rates rise, bond prices generally fall. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPSs may be less developed or liquid, and more volatile, than other securities markets. •Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	2.5%
Foreign Government Obligations	2.7
Senior Floating Rate Interests	5.0
U.S. Government Agencies	7.0
U.S. Government Securities	87.1

Total	104.3%

Short-Term Investments	2.8
Purchased Options	0.1
Other Assets & Liabilities	(7.2)

Total	100.0%

11

Fund Performance and Summary

Hartford Municipal Income Fund inception 05/29/2015

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide a high level of current income that is generally exempt from federal income taxes, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	Since Inception[2]
Class A3	-0.68%	2.10%	2.60%
Class A4	-5.15%	-2.50%	1.00%
Class C3	-0.69%	2.22%	2.17%
Class C4	-1.67%	1.22%	2.17%
Class I3	-0.56%	2.45%	2.85%
Class F3	-0.56%	2.48%	2.87%
Bloomberg Barclays Municipal Bond Index	-0.97%	1.56%	2.47%

[1]	Not Annualized
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax exempt bond market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

12

Hartford Municipal Income Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Municipal Income Fund Class A	0.70%	1.12%
Municipal Income Fund Class C	1.45%	1.84%
Municipal Income Fund Class I	0.45%	0.83%
Municipal Income Fund Class F	0.40%	0.81%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2018

Municipal Bonds	Percentage of Net Assets
Airport	8.9%
Development	2.8
Education	5.2
Facilities	0.2
General Obligation	15.1
Higher Education	2.1
Medical	8.8
Mello-Roos District	1.3
Nursing Homes	6.3
Other(2)	13.0
Power	3.4
School District	8.6
Single Family Housing	1.7
Tobacco	4.7
Transportation	9.7
Utilities	1.4
Water	2.6
Short-Term Investments	2.9
Other Assets & Liabilities	1.3

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system and these classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

13

Fund Performance and Summary

The Hartford Municipal Opportunities Fund inception 05/31/2007

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	-0.47%	1.86%	2.10%	3.64%
Class A3	-4.95%	-2.73%	1.16%	3.17%
Class C2	-0.84%	1.09%	1.33%	2.85%
Class C3	-1.82%	0.10%	1.33%	2.85%
Class I2	-0.34%	1.99%	2.35%	3.89%
Class F2	-0.31%	2.15%	2.36%	3.89%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	-1.16%	0.82%	1.97%	3.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50%. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

14

The Hartford Municipal Opportunities Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Municipal Opportunities Fund Class A	0.70%	0.70%
Municipal Opportunities Fund Class C	1.45%	1.46%
Municipal Opportunities Fund Class I	0.45%	0.46%
Municipal Opportunities Fund Class F	0.40%	0.41%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •High-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2018

Municipal Bonds	Percentage of Net Assets
Airport	3.9%
Bond Bank	0.2
Development	3.9
Education	1.7
Facilities	0.2
General Obligation	15.2
Higher Education	2.2
Housing	0.1
Medical	10.2
Mello-Roos District	1.4
Multifamily Housing	0.6
Nursing Homes	6.9
Other(2)	16.2
Pollution	0.1
Power	3.3
School District	9.2
Single Family Housing	3.3
Tobacco	4.3
Transportation	7.9
Utilities	0.9
Water	4.8
Short-Term Investments	2.6
Other Assets & Liabilities	0.9

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system and these classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

15

Fund Performance and Summary

The Hartford Municipal Real Return Fund inception 06/02/1986

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income exempt from federal income tax, and after-tax inflation-adjusted total returns.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Month[1]	1 Years	5 Years	10 Years
Class A2	0.06%	1.99%	1.59%	2.27%
Class A3	-4.45%	-2.60%	0.66%	1.80%
Class C2	-0.21%	1.22%	0.83%	1.50%
Class C3	-1.20%	0.23%	0.83%	1.50%
Class I2	0.29%	2.25%	1.86%	2.53%
Class Y2	0.29%	2.24%	1.85%	2.54%
Class F2	0.32%	2.19%	1.85%	2.53%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	-1.16%	0.82%	1.97%	3.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50%. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

16

The Hartford Municipal Real Return Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Municipal Real Return Fund Class A	0.70%	0.76%
Municipal Real Return Fund Class C	1.45%	1.51%
Municipal Real Return Fund Class I	0.45%	0.51%
Municipal Real Return Fund Class Y	0.45%	0.51%
Municipal Real Return Fund Class F	0.40%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2018

Municipal Bonds	Percentage of Net Assets
Airport	7.9%
Bond Bank	0.2
Development	1.7
Education	2.8
Facilities	0.5
General Obligation	9.4
Higher Education	4.9
Medical	8.2
Mello-Roos District	0.9
Multifamily Housing	0.5
Nursing Homes	4.4
Other(2)	18.4
Pollution	0.2
Power	3.9
School District	11.0
Single Family Housing	1.0
Tobacco	2.0
Transportation	8.4
Utilities	1.6
Water	7.6
Short-Term Investments	2.7
Other Assets & Liabilities	1.8

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system and these classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

17

Fund Performance and Summary

Hartford Municipal Short Duration Fund inception 05/29/2015

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	Since Inception[2]
Class A3	-0.64%	0.38%	0.76%
Class A4	-5.11%	-4.14%	-0.81%
Class C3	-0.69%	0.27%	0.30%
Class C4	-1.68%	-0.72%	0.30%
Class I3	-0.53%	0.69%	1.03%
Class F3	-0.63%	0.62%	1.01%
Bloomberg Barclays Municipal Bond Short 1-5 Year Index	-0.77%	-0.07%	0.87%

[1]	Not Annualized
[2]	Inception: 5/29/2015
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bloomberg Barclays Municipal Bond Short 1-5 Year Index (reflects no deduction for fees, expenses or taxes) measures the performance of municipal bonds with time to maturity of more than one year and less than five years.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

18

Hartford Municipal Short Duration Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Municipal Short Duration Fund Class A	0.70%	1.16%
Municipal Short Duration Fund Class C	1.45%	1.90%
Municipal Short Duration Fund Class I	0.45%	0.88%
Municipal Short Duration Fund Class F	0.40%	0.87%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risk

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2018

Municipal Bonds	Percentage of Net Assets
Airport	9.7%
Development	3.5
Education	2.7
General Obligation	10.9
Housing	0.8
Medical	11.0
Mello-Roos District	3.0
Nursing Homes	7.9
Other(2)	11.3
Pollution	0.2
Power	2.1
School District	6.3
Single Family Housing	7.3
Student Loan	0.6
Tobacco	8.4
Transportation	4.8
Utilities	1.5
Water	3.2
Short-Term Investments	3.7
Other Assets & Liabilities	1.1

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system and these classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

19

Fund Performance and Summary

The Hartford Quality Bond Fund inception 11/30/2012

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to maximize total return while providing a high level of current income consistent with prudent investment risk.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Class A3	-1.32%	-0.35%	1.11%	1.28%
Class A4	-5.76%	-4.83%	0.18%	0.42%
Class C3	-1.73%	-1.23%	0.35%	0.51%
Class C4	-2.70%	-2.21%	0.35%	0.51%
Class I3	-1.29%	-0.39%	1.35%	1.50%
Class R3[3]	-1.48%	-0.66%	0.88%	1.02%
Class R4[3]	-1.23%	-0.33%	1.24%	1.37%
Class R5[3]	-1.20%	-0.17%	1.51%	1.64%
Class Y3	-1.15%	-0.07%	1.46%	1.60%
Class F3	-1.14%	-0.06%	1.43%	1.57%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.87%	-0.32%	1.47%	1.49%

[1]	Not Annualized
[2]	Inception: 11/30/2012
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

20

The Hartford Quality Bond Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Quality Bond Fund Class A	0.86%	0.93%
Quality Bond Fund Class C	1.61%	1.72%
Quality Bond Fund Class I	0.61%	0.65%
Quality Bond Fund Class R3	1.20%	1.28%
Quality Bond Fund Class R4	0.95%	0.98%
Quality Bond Fund Class R5	0.65%	0.68%
Quality Bond Fund Class Y	0.55%	0.56%
Quality Bond Fund Class F	0.45%	0.56%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •The Fund may use dollar rolls, repurchase agreements, or reverse repurchase agreements, which can increase risk and volatility. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	32.6%
U.S. Government Agencies	86.4
U.S. Government Securities	6.6

Total	125.6%

Short-Term Investments	4.9
Purchased Options	0.7
Other Assets & Liabilities	(31.2)

Total	100.0%

21

Fund Performance and Summary

The Hartford Short Duration Fund inception 10/31/2002

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Month[1]	1 Year	5 Years	10 Years
Class A2	-0.18%	0.97%	1.25%	2.50%
Class A3	-2.18%	-1.05%	0.85%	2.29%
Class C2	-0.66%	0.12%	0.50%	1.72%
Class C3	-1.64%	-0.86%	0.50%	1.72%
Class I2	-0.14%	1.14%	1.54%	2.75%
Class R3[2]	-0.26%	0.68%	0.98%	2.41%
Class R4[2]	-0.19%	0.86%	1.25%	2.61%
Class R5[2]	-0.04%	1.26%	1.59%	2.82%
Class Y2	-0.02%	1.18%	1.60%	2.83%
Class F2	0.00%	1.33%	1.58%	2.77%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	-0.49%	-0.05%	0.71%	1.61%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 2.00%. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.
Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 2/26/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/26/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/26/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

22

The Hartford Short Duration Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Short Duration Fund Class A	0.85%	0.89%
Short Duration Fund Class C	1.60%	1.60%
Short Duration Fund Class I	0.57%	0.57%
Short Duration Fund Class R3	1.15%	1.21%
Short Duration Fund Class R4	0.85%	0.91%
Short Duration Fund Class R5	0.55%	0.61%
Short Duration Fund Class Y	0.50%	0.50%
Short Duration Fund Class F	0.49%	0.49%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The fund seeks to achieve its investment objective by allocating assets among specialist portfolio managers. There is no guarantee the Fund will achieve its stated objective. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Loans can be difficult to value and highly illiquid; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	17.8%
Corporate Bonds	54.1
Foreign Government Obligations	0.5
Municipal Bonds	0.9
Senior Floating Rate Interests	21.5
U.S. Government Agencies	4.6
U.S. Government Securities	0.5

Total	99.9%

Short-Term Investments	1.8
Other Assets & Liabilities	(1.7)

Total	100.0%

23

Fund Performance and Summary

The Hartford Strategic Income Fund inception 05/31/2007

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	0.22%	3.48%	3.12%	4.72%
Class A3	-4.29%	-1.18%	2.17%	4.23%
Class C2	-0.19%	2.63%	2.35%	3.93%
Class C3	-1.15%	1.65%	2.35%	3.93%
Class I2	0.34%	3.74%	3.38%	4.97%
Class R3[2]	0.05%	3.16%	2.79%	4.60%
Class R4[2]	0.20%	3.37%	3.12%	4.82%
Class R5[2]	0.37%	3.68%	3.44%	5.03%
Class R6[2]	0.40%	3.85%	3.50%	5.07%
Class Y2	0.43%	3.90%	3.50%	5.07%
Class F2	0.39%	3.73%	3.38%	4.97%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50%. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 4/2/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

24

The Hartford Strategic Income Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Strategic Income Fund Class A	0.96%	1.05%
Strategic Income Fund Class C	1.71%	1.76%
Strategic Income Fund Class I	0.71%	0.76%
Strategic Income Fund Class R3	1.26%	1.37%
Strategic Income Fund Class R4	0.96%	1.07%
Strategic Income Fund Class R5	0.66%	0.77%
Strategic Income Fund Class R6	0.61%	0.66%
Strategic Income Fund Class Y	0.61%	0.65%
Strategic Income Fund Class F	0.61%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The fund seeks to achieve its investment objective by allocating assets among specialist portfolio managers. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest rate risk. As interest rates rise, bond prices generally fall. •Loans can be difficult to value and highly illiquid; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •The risk associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.1%
Convertible Preferred Stocks	0.1
Escrows	0.0 *

Total	0.2%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	14.7%
Corporate Bonds	17.2
Foreign Government Obligations	20.4
Municipal Bonds	2.4
Senior Floating Rate Interests	25.6
U.S. Government Agencies	6.1
U.S. Government Securities	9.2

Total	95.6%

Short-Term Investments	9.5
Purchased Options	0.1
Other Assets & Liabilities	(5.4)

Total	100.0%

*	Percentage rounds to zero.

25

Fund Performance and Summary

The Hartford Total Return Bond Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Month[1]	1 Year	5 Years	10 Years
Class A2	-1.59%	0.41%	1.43%	3.39%
Class A3	-6.02%	-4.10%	0.50%	2.91%
Class C2	-1.98%	-0.35%	0.70%	2.62%
Class C3	-2.95%	-1.33%	0.70%	2.62%
Class I2	-1.38%	0.73%	1.73%	3.69%
Class R3[2]	-1.79%	0.03%	1.12%	3.11%
Class R4[2]	-1.59%	0.39%	1.45%	3.40%
Class R5[2]	-1.44%	0.70%	1.75%	3.70%
Class R6[2]	-1.37%	0.82%	1.83%	3.80%
Class Y2	-1.43%	0.74%	1.84%	3.81%
Class F2	-1.41%	0.79%	1.76%	3.70%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50%. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

26

The Hartford Total Return Bond Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Total Return Bond Fund Class A	0.85%	0.85%
Total Return Bond Fund Class C	1.62%	1.62%
Total Return Bond Fund Class I	0.63%	0.63%
Total Return Bond Fund Class R3	1.18%	1.18%
Total Return Bond Fund Class R4	0.87%	0.87%
Total Return Bond Fund Class R5	0.58%	0.58%
Total Return Bond Fund Class R6	0.46%	0.46%
Total Return Bond Fund Class Y	0.47%	0.47%
Total Return Bond Fund Class F	0.46%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The fund seeks to achieve its investment objective by allocating assets among specialist portfolio managers. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Preferred Stocks	0.0 *

Total	0.0%*

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	33.7%
Corporate Bonds	30.1
Foreign Government Obligations	1.5
Municipal Bonds	1.2
Senior Floating Rate Interests	2.4
U.S. Government Agencies	55.0
U.S. Government Securities	8.0

Total	131.9%

Short-Term Investments	5.4
Purchased Options	0.3
Other Assets & Liabilities	(37.6)

Total	100.0%

*	Percentage rounds to zero.

27

Fund Performance and Summary

The Hartford World Bond Fund inception 05/31/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation with income as a secondary goal.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Class A3	0.67%	2.04%	1.09%	2.71%
Class A4	-3.86%	-2.55%	0.17%	2.03%
Class C3	0.29%	1.37%	0.35%	1.97%
Class C4	-0.71%	0.37%	0.35%	1.97%
Class I3	0.87%	2.33%	1.37%	2.99%
Class R3[3]	0.58%	1.85%	0.78%	2.39%
Class R4[3]	0.67%	2.03%	1.07%	2.70%
Class R5[3]	0.78%	2.33%	1.38%	3.00%
Class R6[3]	0.88%	2.54%	1.48%	3.09%
Class Y3	0.87%	2.43%	1.48%	3.09%
Class F3	0.88%	2.44%	1.39%	3.01%
FTSE World Government Bond Index	2.15%	5.08%	0.59%	0.76%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

FTSE World Government Bond Index (formerly known as the Citigroup World Government Bond Index) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of fixed-rate, local currency, investment grade sovereign bonds.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

28

The Hartford World Bond Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
World Bond Fund Class A	1.04%	1.04%
World Bond Fund Class C	1.76%	1.76%
World Bond Fund Class I	0.78%	0.78%
World Bond Fund Class R3	1.38%	1.38%
World Bond Fund Class R4	1.08%	1.08%
World Bond Fund Class R5	0.78%	0.78%
World Bond Fund Class R6	0.66%	0.66%
World Bond Fund Class Y	0.72%	0.72%
World Bond Fund Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The fund seeks to achieve its investment objective by allocating assets among specialist portfolio managers. There is no guarantee a fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •The fund may invest in a smaller number of issuers and focus on investments in particular geographic regions or countries, so it may be more exposed to risks and volatility than a more broadly diversified fund. •Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0	%*
Escrows	0.0	*
Preferred Stocks	0.0	*

Total	0.0	%*

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	7.2%
Convertible Bonds	0.4
Corporate Bonds	12.6
Foreign Government Obligations	59.9
Senior Floating Rate Interests	2.9
U.S. Government Agencies	0.6
U.S. Government Securities	10.2

Total	93.8%

Short-Term Investments	8.6
Purchased Options	0.0	*
Other Assets & Liabilities	(2.4)

Total	100.0%

*	Percentage rounds to zero.

29

Hartford Fixed Income Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2017 through April 30, 2018. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Hartford Emerging Markets Local Debt Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,040.30	$6.32	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class C	$1,000.00	$1,037.80	$10.11	$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,041.90	$4.81	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R3	$1,000.00	$1,039.60	$6.88	$1,000.00	$1,018.05	$6.81	1.36%	181	365
Class R4	$1,000.00	$1,042.10	$6.33	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R5	$1,000.00	$1,043.40	$4.81	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class Y	$1,000.00	$1,042.50	$4.56	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F	$1,000.00	$1,043.90	$4.56	$1,000.00	$1,020.33	$4.51	0.90%	181	365

30

Hartford Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Floating Rate Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,021.40	$4.96	$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class C	$1,000.00	$1,016.50	$8.65	$1,000.00	$1,016.22	$8.65	1.73%	181	365
Class I	$1,000.00	$1,022.70	$3.66	$1,000.00	$1,021.18	$3.66	0.73%	181	365
Class R3	$1,000.00	$1,020.10	$6.26	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$1,021.30	$5.01	$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class R5	$1,000.00	$1,022.70	$3.61	$1,000.00	$1,021.22	$3.61	0.72%	181	365
Class Y	$1,000.00	$1,021.70	$3.51	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class F	$1,000.00	$1,023.10	$3.26	$1,000.00	$1,021.57	$3.26	0.65%	181	365

The Hartford Floating Rate High Income Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,021.20	$5.26	$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class C	$1,000.00	$1,017.40	$9.00	$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class I	$1,000.00	$1,022.40	$4.01	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$1,019.70	$6.76	$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,021.20	$5.26	$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,022.70	$3.76	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,022.70	$3.76	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class F	$1,000.00	$1,023.70	$3.76	$1,000.00	$1,021.08	$3.76	0.75%	181	365

The Hartford High Yield Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$997.30	$5.20	$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class C	$1,000.00	$993.50	$8.90	$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class I	$1,000.00	$998.70	$3.96	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$995.80	$6.68	$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$996.00	$5.20	$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$998.70	$3.72	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$997.60	$3.47	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class F	$1,000.00	$999.10	$3.47	$1,000.00	$1,021.32	$3.51	0.70%	181	365

31

Hartford Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Inflation Plus Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$993.80	$4.20	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class C	$1,000.00	$989.50	$7.89	$1,000.00	$1,016.86	$8.00	1.60%	181	365
Class I	$1,000.00	$994.80	$2.97	$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class R3	$1,000.00	$991.10	$5.92	$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R4	$1,000.00	$993.00	$4.45	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class R5	$1,000.00	$994.80	$2.97	$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class Y	$1,000.00	$994.50	$2.72	$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class F	$1,000.00	$994.40	$2.72	$1,000.00	$1,022.07	$2.76	0.55%	181	365

Hartford Municipal Income Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$993.20	$3.21	$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class C	$1,000.00	$993.10	$3.21	$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class I	$1,000.00	$994.40	$1.98	$1,000.00	$1,022.81	$2.01	0.40%	181	365
Class F	$1,000.00	$994.40	$1.93	$1,000.00	$1,022.86	$1.96	0.39%	181	365

The Hartford Municipal Opportunities Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$995.30	$3.41	$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class C	$1,000.00	$991.60	$7.11	$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class I	$1,000.00	$996.60	$2.18	$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F	$1,000.00	$996.90	$1.88	$1,000.00	$1,022.91	$1.91	0.38%	181	365

32

Hartford Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Municipal Real Return Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,000.60	$3.42	$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class C	$1,000.00	$997.90	$7.13	$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class I	$1,000.00	$1,002.90	$2.19	$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class Y	$1,000.00	$1,002.90	$2.19	$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F	$1,000.00	$1,003.20	$1.94	$1,000.00	$1,022.86	$1.96	0.39%	181	365

Hartford Municipal Short Duration Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$993.60	$3.06	$1,000.00	$1,021.72	$3.11	0.62%	181	365
Class C	$1,000.00	$993.10	$3.56	$1,000.00	$1,021.22	$3.61	0.72%	181	365
Class I	$1,000.00	$994.70	$2.03	$1,000.00	$1,022.76	$2.06	0.41%	181	365
Class F	$1,000.00	$993.70	$1.93	$1,000.00	$1,022.86	$1.96	0.39%	181	365

The Hartford Quality Bond Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$986.80	$3.99	$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class C	$1,000.00	$982.70	$7.87	$1,000.00	$1,016.86	$8.00	1.60%	181	365
Class I	$1,000.00	$987.10	$2.76	$1,000.00	$1,022.02	$2.81	0.56%	181	365
Class R3	$1,000.00	$985.20	$5.56	$1,000.00	$1,019.19	$5.66	1.13%	181	365
Class R4	$1,000.00	$987.70	$3.10	$1,000.00	$1,021.67	$3.16	0.63%	181	365
Class R5	$1,000.00	$988.00	$2.76	$1,000.00	$1,022.02	$2.81	0.56%	181	365
Class Y	$1,000.00	$988.50	$2.51	$1,000.00	$1,022.27	$2.56	0.51%	181	365
Class F	$1,000.00	$988.60	$2.17	$1,000.00	$1,022.61	$2.21	0.44%	181	365

33

Hartford Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Short Duration Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$998.20	$4.21	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class C	$1,000.00	$993.40	$7.91	$1,000.00	$1,016.86	$8.00	1.60%	181	365
Class I	$1,000.00	$998.60	$2.78	$1,000.00	$1,022.02	$2.81	0.56%	181	365
Class R3	$1,000.00	$997.40	$4.95	$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class R4	$1,000.00	$998.10	$4.21	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R5	$1,000.00	$999.60	$2.73	$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class Y	$1,000.00	$999.80	$2.58	$1,000.00	$1,022.22	$2.61	0.52%	181	365
Class F	$1,000.00	$1,000.00	$2.43	$1,000.00	$1,022.37	$2.46	0.49%	181	365

The Hartford Strategic Income Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,002.20	$4.72	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class C	$1,000.00	$998.10	$8.42	$1,000.00	$1,016.36	$8.50	1.70%	181	365
Class I	$1,000.00	$1,003.40	$3.48	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class R3	$1,000.00	$1,000.50	$6.20	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$1,002.00	$4.72	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R5	$1,000.00	$1,003.70	$3.23	$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class R6	$1,000.00	$1,004.00	$2.98	$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class Y	$1,000.00	$1,004.30	$2.98	$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class F	$1,000.00	$1,003.90	$2.98	$1,000.00	$1,021.82	$3.01	0.60%	181	365

34

Hartford Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Total Return Bond Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$984.10	$4.08	$1,000.00	$1,020.68	$4.16	0.83%	181	365
Class C	$1,000.00	$980.20	$8.00	$1,000.00	$1,016.71	$8.15	1.63%	181	365
Class I	$1,000.00	$986.20	$2.61	$1,000.00	$1,022.17	$2.66	0.53%	181	365
Class R3	$1,000.00	$982.10	$5.65	$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R4	$1,000.00	$984.10	$4.18	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R5	$1,000.00	$985.60	$2.76	$1,000.00	$1,022.02	$2.81	0.56%	181	365
Class R6	$1,000.00	$986.30	$2.17	$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class Y	$1,000.00	$985.70	$2.36	$1,000.00	$1,022.41	$2.41	0.48%	181	365
Class F	$1,000.00	$985.90	$2.17	$1,000.00	$1,022.61	$2.21	0.44%	181	365

The Hartford World Bond Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,006.70	$5.17	$1,000.00	$1,019.64	$5.21	1.04%	181	365
Class C	$1,000.00	$1,002.90	$8.84	$1,000.00	$1,015.97	$8.90	1.78%	181	365
Class I	$1,000.00	$1,008.70	$3.83	$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class R3	$1,000.00	$1,005.80	$6.71	$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,006.70	$5.27	$1,000.00	$1,019.54	$5.31	1.06%	181	365
Class R5	$1,000.00	$1,007.80	$3.78	$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class R6	$1,000.00	$1,008.80	$3.34	$1,000.00	$1,021.47	$3.36	0.67%	181	365
Class Y	$1,000.00	$1,008.70	$3.44	$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class F	$1,000.00	$1,008.80	$3.34	$1,000.00	$1,021.47	$3.36	0.67%	181	365

35

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3%
		Argentina - 0.6%
$	250,000	Cia Latinoamericana de Infraestructura & Servicios S.A. 9.50%, 07/20/2023(1)	$258,475
	50,000	IRSA Propiedades Comerciales S.A. 8.75%, 03/23/2023(1)	54,876
	150,000	Pampa Energia S.A. 7.50%, 01/24/2027(1)	152,625
	150,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	146,250
		YPF S.A.
	335,000	7.00%, 12/15/2047(1)	298,719
	300,000	8.75%, 04/04/2024(1)	330,525

			1,241,470

		Austria - 0.2%
	400,000	JBS Investments GmbH 7.75%, 10/28/2020(2)	406,504

		Azerbaijan - 0.4%
	400,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	437,000
	260,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(2)	279,339

			716,339

		Bermuda - 0.1%
	275,000	Digicel Group Ltd. 05/2015, 7.13%, 04/01/2022(2)	223,635

		Brazil - 0.8%
		Banco do Brasil S.A.
	250,000	4.88%, 04/19/2023(1)	248,500
	270,000	5.88%, 01/26/2022(2)	276,412
		Globo Comunicacao e Participacoes S.A.
	200,000	5.13%, 03/31/2027(1)	194,000
	400,000	5.13%, 03/31/2027(2)	388,000
	255,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(3)(4)	249,186
	200,000	Samarco Mineracao S.A. 4.13%, 11/01/2022(2)(5)	145,500

			1,501,598

		British Virgin Islands - 1.3%
	200,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(1)	193,500
	470,000	HLP Finance Ltd. 4.75%, 06/25/2022(2)	482,857
		Sinopec Group Overseas Development Ltd.
	325,000	2.50%, 09/13/2022(1)	308,025
	200,000	2.50%, 09/13/2022(2)	189,554
	325,000	3.25%, 09/13/2027(1)	300,362
	615,000	SmarTone Finance Ltd. 3.88%, 04/08/2023(2)	603,386
	240,000	State Grid Overseas Investment Ltd. 3.50%, 05/04/2027(1)	228,664
	200,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	190,089

			2,496,437

		British Virgin Islands - 0.1%
	120,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(1)	120,300

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Cayman Islands - 2.5%
$	2,000,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(1)	$1,970,000
	400,000	Alpha Star Holding III Ltd. 6.25%, 04/20/2022(2)	393,000
	266,000	CK Hutchison International 17 Ltd. 3.50%, 04/05/2027(1)	254,525
	405,000	CSN Islands XI Corp. 6.88%, 09/21/2019(2)	406,012
	275,000	Emirates NBD Tier Ltd. 6 year USD Swap + 4.513%, 5.75%, 05/30/2019(2)(3)(4)	276,803
	300,000	KWG Property Holding Ltd. 8.98%, 01/14/2019(2)	306,339
	200,000	Ooredoo Tamweel Ltd. 3.04%, 12/03/2018(2)	199,858
	200,000	Semiconductor Manufacturing International Corp. 4.13%, 10/07/2019(2)	200,188
	500,000	Shimao Property Holdings Ltd. 5.20%, 01/30/2025(2)	476,806
	250,000	Vale Overseas Ltd. 8.25%, 01/17/2034	320,213
	200,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(2)	181,929

			4,985,673

		Chile - 0.8%
	200,000	Cencosud S.A. 5.15%, 02/12/2025(1)	202,145
	625,000	Corp. Nacional del Cobre de Chile 5.63%, 09/21/2035(1)	700,536
	350,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(2)	340,074
	275,000	Inversiones CMPC S.A. 4.38%, 04/04/2027(1)	271,848

			1,514,603

		China - 0.1%
	225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(1)	227,447

		Colombia - 0.2%
	200,000	Banco de Bogota S.A. 6.25%, 05/12/2026(1)	207,500
	195,000	Ecopetrol S.A. 5.88%, 09/18/2023	207,478
COP	280,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	82,406

			497,384

		Costa Rica - 0.2%
$	400,000	Banco Nacional de Costa Rica 5.88%, 04/25/2021(2)	410,888

		Dominican Republic - 0.1%
	200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	215,250

		Free of Tax - 0.4%
ZAR	31,030,000	European Investment Bank 0.00%, 10/18/2032(6)	727,892

The accompanying notes are an integral part of these financial statements.

36

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Hong Kong - 0.2%
$	200,000	ICBIL Finance Co., Ltd. 3.00%, 04/05/2020(2)	$196,873
	300,000	Nanyang Commercial Bank, Ltd. 5 year USD CMT + 3.205%, 5.00%, 06/02/2022(2)(3)(4)	286,499

			483,372

		India - 0.9%
	300,000	Axis Bank Ltd. 3.00%, 08/08/2022(1)	286,394
	425,000	ICICI Bank Ltd. 3.80%, 12/14/2027(1)	392,699
	230,000	Indian Oil Corp. Ltd. 5.75%, 08/01/2023(2)	245,133
	230,000	NTPC Ltd. 4.38%, 11/26/2024(2)	230,684
		Reliance Industries Ltd.
	400,000	3.67%, 11/30/2027(1)	373,588
	275,000	4.88%, 02/10/2045(1)	276,754

			1,805,252

		Indonesia - 0.3%
IDR	2,620,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	186,154
$	250,000	Perusahaan Listrik Negara PT 4.13%, 05/15/2027(1)	235,577
IDR	2,040,000,000	Wijaya Karya Persero Tbk PT 7.70%, 01/31/2021(1)	147,364

			569,095

		Ireland - 0.6%
$	100,000	AK Transneft OJSC Via TransCapitalInvest Ltd. 8.70%, 08/07/2018(2)	101,211
	200,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	202,216
	400,000	MMC Norilsk Nickel OJSC Via MMC Finance DAC 5.55%, 10/28/2020(2)	408,000
GBP	225,000	Russian Railways Via RZD Capital plc 7.49%, 03/25/2031(2)	385,772

			1,097,199

		Israel - 0.1%
$	200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(2)	190,994

		Jersey - 0.2%
	400,000	West China Cement Ltd. 6.50%, 09/11/2019(2)	407,221

		Kazakhstan - 0.1%
	200,000	KazMunayGas National Co. JSC 5.38%, 04/24/2030(1)	199,940

		Luxembourg - 1.3%
	200,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	197,500
	300,000	Atento Luxco 1 S.A. 6.13%, 08/10/2022(1)	300,600
	200,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	204,040
ZAR	475,000	European Investment Bank 0.00%, 12/31/2018(6)	36,335

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Luxembourg - 1.3% - (continued)
EUR	200,000	Gazprom OAO Via Gaz Capital S.A. 4.36%, 03/21/2025(2)	$267,725
$	325,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	333,937
	200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	188,500
	250,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(2)	236,250
	255,000	Rede D’or Finance S.a.r.l 4.95%, 01/17/2028(1)	235,556
		Rumo Luxembourg S.a.r.l.
	200,000	5.88%, 01/18/2025(1)	195,250
	352,000	7.38%, 02/09/2024(1)	373,648

			2,569,341

		Mauritius - 0.1%
	200,000	MTN Mauritius Investment Ltd. 5.37%, 02/13/2022(1)	202,500

		Mexico - 0.9%
	275,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	269,435
	265,000	Banco Inbursa S.A. Institucion de Banca Multiple 4.38%, 04/11/2027(1)	251,750
	235,000	BBVA Bancomer S.A. 1 year USD CMT + 2.650%, 5.13%, 01/18/2033(1)(4)	221,781
	400,000	Grupo Bimbo S.A.B. de C.V. 4.70%, 11/10/2047(1)	369,880
	235,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	208,856
	140,000	Petroleos Mexicanos 6.35%, 02/12/2048(1)	128,380
EUR	125,000	Sigma Alimentos S.A. de C.V. 2.63%, 02/07/2024(1)	158,354
$	200,000	Trust F 5.25%, 01/30/2026(1)	200,250

			1,808,686

		Netherlands - 1.9%
	200,000	Greenko Dutch B.V. 5.25%, 07/24/2024(1)	193,000
	400,000	GTH Finance B.V. 6.25%, 04/26/2020(2)	405,832
	240,000	ICTSI Treasury B.V. 5.88%, 09/17/2025(2)	255,181
	200,000	Ihs Netherlands Holdco B.V. 9.50%, 10/27/2021(1)	206,512
	600,000	Marfrig Holdings Europe B.V. 6.88%, 06/24/2019(2)	609,000
	460,000	Metinvest B.V. 7.75%, 04/23/2023(1)	447,212
	330,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(2)	347,903
	395,000	Nostrum Oil & Gas Finance B.V. 7.00%, 02/16/2025(1)	379,595
		Petrobras Global Finance B.V.
	225,000	5.75%, 02/01/2029	213,525
	90,000	7.38%, 01/17/2027	96,525

The accompanying notes are an integral part of these financial statements.

37

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		Netherlands - 1.9% - (continued)
$	500,000	Teva Pharmaceutical Finance Netherlands III B.V. 6.75%, 03/01/2028(1)	$493,884

			3,648,169

		Nigeria - 0.3%
	300,000	Access Bank plc 10.50%, 10/19/2021(1)	334,404
	200,000	Zenith Bank plc 7.38%, 05/30/2022(1)	205,800

			540,204

		Peru - 0.5%
	295,000	Cerro del Aguila S.A. 4.13%, 08/16/2027(1)	274,350
	445,000	Peru LNG Srl 5.38%, 03/22/2030(1)	442,219
	270,000	SAN Miguel Industrias Pet S.A. 4.50%, 09/18/2022(1)	267,300

			983,869

		Philippines - 0.1%
	240,000	SM Investments Corp. 4.88%, 06/10/2024(2)	245,928

		Singapore - 0.7%
	200,000	BOC Aviation Ltd. 3.88%, 04/27/2026(1)	190,420
	265,000	Indika Energy Capital II Pte Ltd. 6.88%, 04/10/2022(1)	266,626
		STATS ChipPAC Pte Ltd.
	200,000	8.50%, 11/24/2020(2)	211,760
	260,000	8.50%, 11/24/2020(1)	275,288
	390,000	United Overseas Bank Ltd. 5 year USD Swap + 1.995%, 3.75%, 09/19/2024(2)(4)	390,201

			1,334,295

		South Korea - 0.4%
	250,000	GS Caltex Corp. 3.00%, 06/12/2022(1)	241,928
	280,000	Industrial Bank of Korea 5 year USD CMT + 2.085%, 3.90%, 07/31/2022(1)(3)(4)	266,234
	325,000	Shinhan Bank Co., Ltd. 3.75%, 09/20/2027(1)	302,963

			811,125

		Thailand - 0.1%
	225,000	Krung Thai Bank PCL 5 year USD CMT + 3.535%, 5.20%, 12/26/2024(2)(4)	228,415

		Turkey - 0.5%
	200,000	Coca-Cola Icecek AS 4.75%, 10/01/2018(2)	200,716
	500,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(2)	480,647
	310,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(1)	300,442

			981,805

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 19.3% - (continued)
		United Arab Emirates - 0.9%
		Abu Dhabi National Energy Co. PJSC
$	380,000	4.88%, 04/23/2030(1)	$376,644
	200,000	6.50%, 10/27/2036(1)	233,440
	255,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	258,315
	420,000	Emirates SembCorp Water and Power Co. PJSC 4.45%, 08/01/2035(1)	407,820
		Oztel Holdings SPC Ltd.
	200,000	5.63%, 10/24/2023(1)	196,250
	250,000	6.63%, 04/24/2028(1)	242,970

			1,715,439

		United Kingdom - 0.9%
ZAR	550,000	European Bank for Reconstruction & Development 0.00%, 12/31/2020(6)	36,455
$	270,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	284,158
	200,000	MARB BondCo plc 7.00%, 03/15/2024(1)	191,252
		Tullow Oil plc
	340,000	6.25%, 04/15/2022(2)	345,100
	505,000	7.00%, 03/01/2025(1)	511,969
	400,000	Vedanta Resources plc 6.00%, 01/31/2019(2)	405,000

			1,773,934

		United States - 0.5%
	275,000	CNOOC Finance USA LLC 3.50%, 05/05/2025	263,259
	505,000	Southern Copper Corp. 6.75%, 04/16/2040	610,175
	205,000	Vrio Finco LLC 6.25%, 04/04/2023(1)	206,537

			1,079,971

		Total Corporate Bonds (cost $38,499,890)	$37,962,174

FOREIGN GOVERNMENT OBLIGATIONS - 70.8%
		Argentina - 1.0%
ARS	14,347,000	Argentina Bonos Adjusted Certificate 4.00%, 03/06/2020(7)	$734,508
		Argentine Bonos del Tesoro
	5,840,763	15.50%, 10/17/2026	264,362
	8,645,000	16.00%, 10/17/2023	386,564
	5,810,000	18.20%, 10/03/2021	269,851
	3,970,000	City of Buenos Aires Argentina BADLAR + 3.250%, 26.09%, 03/29/2024(4)	191,007
$	150,000	Provincia de Buenos Aires 9.13%, 03/16/2024(1)	166,500

			2,012,792

		Brazil - 10.0%
		Banco Nacional de Desenvolvimento Economico e Social
EUR	100,000	3.63%, 01/21/2019(2)	123,451
$	275,000	4.00%, 04/14/2019(2)	276,474

The accompanying notes are an integral part of these financial statements.

38

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 70.8% - (continued)
		Brazil - 10.0% - (continued)
		Brazil Letras do Tesouro Nacional
BRL	3,075,000	7.38%, 04/01/2019	$830,305
	4,509,000	9.61%, 01/01/2022	949,525
		Brazil Notas do Tesouro Nacional
	10,007,134	6.00%, 05/15/2023(7)	3,056,550
	21,770,000	10.00%, 01/01/2021	6,512,932
	21,458,000	10.00%, 01/01/2023	6,362,818
	1,963,000	10.00%, 01/01/2025	576,129
	498,000	10.00%, 01/01/2027	144,927
	2,845,000	10.00%, 01/01/2029	821,742

			19,654,853

		Chile - 1.4%
		Bonos de la Tesoreria de la Republica en pesos
CLP	515,000,000	4.50%, 03/01/2026	842,630
	645,000,000	5.00%, 03/01/2035	1,058,292
	465,000,000	6.00%, 01/01/2043	851,197

			2,752,119

		Colombia - 2.8%
		Colombian TES
COP	954,256,149	3.00%, 03/25/2033(7)	311,013
	790,926,593	4.75%, 04/04/2035(7)	316,001
	35,400,000	6.00%, 04/28/2028	12,196
	1,102,400,000	7.00%, 06/30/2032	398,572
	3,770,800,000	7.50%, 08/26/2026	1,448,816
	2,784,300,000	7.75%, 09/18/2030	1,085,789
	4,712,000,000	10.00%, 07/24/2024	2,026,780

			5,599,167

		Czech Republic - 1.1%
		Czech Republic Government Bond
CZK	5,270,000	0.25%, 02/10/2027	220,604
	28,530,000	1.00%, 06/26/2026(2)	1,281,892
	11,470,000	2.50%, 08/25/2028(2)	580,195

			2,082,691

		Dominican Republic - 0.3%
DOP	25,550,000	Dominican Republic International Bond 8.90%, 02/15/2023(1)	533,403

		Egypt - 0.3%
		Egypt Government International Bond
$	200,000	5.58%, 02/21/2023(1)	200,700
	200,000	6.59%, 02/21/2028(1)	197,244
	205,000	7.50%, 01/31/2027(1)	216,337

			614,281

		Ghana - 1.1%
		Ghana Government Bond
GHS	1,770,000	18.25%, 07/25/2022	421,220
	180,000	21.00%, 03/23/2020	42,833
	2,775,000	21.50%, 03/09/2020	666,136
	185,000	24.00%, 11/23/2020	47,429
	100,000	24.50%, 06/21/2021	26,604
	1,900,000	24.75%, 07/19/2021	510,016
	1,835,000	Ghana Treasury Note 21.00%, 01/07/2019	418,071

			2,132,309

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 70.8% - (continued)
		Hungary - 2.8%
		Hungary Government Bond
HUF	42,450,000	1.75%, 10/26/2022	$166,545
	62,610,000	2.50%, 10/27/2021	254,020
	130,950,000	6.00%, 11/24/2023	625,494
	708,040,000	7.00%, 06/24/2022	3,376,294
	255,590,000	7.50%, 11/12/2020	1,155,472

			5,577,825

		Indonesia - 3.7%
		Indonesia Treasury Bond
IDR	2,578,000,000	5.63%, 05/15/2023	179,093
	14,162,000,000	6.63%, 05/15/2033	963,474
	11,102,000,000	7.50%, 05/15/2038	797,987
	14,984,000,000	8.25%, 06/15/2032	1,157,977
	9,079,000,000	8.25%, 05/15/2036	699,238
	6,032,000,000	8.38%, 03/15/2024	464,864
	9,652,000,000	8.38%, 03/15/2034	754,816
	22,307,000,000	8.75%, 05/15/2031	1,799,792
	4,545,000,000	8.75%, 02/15/2044	372,421
	900,000,000	9.00%, 03/15/2029	73,993

			7,263,655

		Ivory Coast - 0.1%
EUR	210,000	Ivory Coast Government International Bond 5.25%, 03/22/2030(1)	256,832

		Kazakhstan - 0.1%
	125,000	KazAgro National Management Holding JSC 3.26%, 05/22/2019(2)	154,002

		Malaysia - 3.2%
		Malaysia Government Bond
MYR	11,935,000	3.58%, 09/28/2018	3,043,630
	2,900,000	3.65%, 10/31/2019	739,463
	3,220,000	3.76%, 04/20/2023	819,104
	2,500,000	3.90%, 11/16/2027	624,194
	500,000	3.96%, 09/15/2025	125,601
	1,250,000	4.23%, 06/30/2031	308,959
	2,555,000	4.76%, 04/07/2037	649,329

			6,310,280

		Mexico - 8.8%
		Mexican Bonos
MXN	2,207,400	6.50%, 06/10/2021	115,165
	55,652,800	6.50%, 06/09/2022	2,882,529
	64,353,300	7.50%, 06/03/2027	3,442,662
	31,493,400	7.75%, 05/29/2031	1,707,294
	16,101,300	7.75%, 11/13/2042	869,650
	5,116,900	8.00%, 12/07/2023	281,494
	4,819,600	8.00%, 11/07/2047	267,350
	8,436,600	8.50%, 05/31/2029	483,788
	5,810,100	8.50%, 11/18/2038	338,111
	82,887,200	10.00%, 12/05/2024	5,042,402
	28,381,000	10.00%, 11/20/2036	1,874,686
	131,974	Mexican Udibonos 4.50%, 12/04/2025(7)	7,468

			17,312,599

		Mongolia - 0.2%
	375,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/2020(2)	399,381

The accompanying notes are an integral part of these financial statements.

39

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 70.8% - (continued)
		Netherlands - 0.2%
$	346,875	Republic of Angola Via Northern Lights III B.V. 7.00%, 08/17/2019(2)	$351,558

		Nigeria - 0.2%
		Nigeria Government International Bond
	200,000	7.14%, 02/23/2030(1)	204,500
	200,000	7.70%, 02/23/2038(1)	205,500

			410,000

		Poland - 2.9%
		Republic of Poland Government Bond
PLN	525,000	1.75%, 07/25/2021	149,041
	2,100,000	2.00%, 04/25/2021	601,487
	3,385,000	2.50%, 07/25/2026	931,734
	3,030,000	2.50%, 07/25/2027	825,559
	2,975,000	3.25%, 07/25/2025	869,483
	7,325,000	5.75%, 10/25/2021	2,352,657

			5,729,961

		Qatar - 0.5%
		Qatar Government International Bond
$	200,000	2.38%, 06/02/2021(2)	192,752
	290,000	5.10%, 04/23/2048(1)	287,434
	455,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(2)	468,018

			948,204

		Romania - 1.4%
		Romania Government Bond
RON	4,100,000	3.25%, 04/29/2024	999,295
	2,830,000	5.80%, 07/26/2027	797,014
	3,190,000	5.85%, 04/26/2023	885,249

			2,681,558

		Russia - 6.1%
		Russian Federal Bond - OFZ
RUB	47,695,000	6.50%, 11/24/2021(8)	752,297
	68,360,000	7.00%, 12/15/2021	1,092,913
	117,215,000	7.10%, 10/16/2024	1,874,435
	47,530,000	7.40%, 12/07/2022	772,919
	144,510,000	7.70%, 03/23/2033	2,353,329
	274,760,000	7.75%, 09/16/2026	4,529,018
	35,145,000	8.50%, 09/17/2031	615,669

			11,990,580

		Saudi Arabia - 0.2%
		Saudi Government International Bond
$	200,000	2.88%, 03/04/2023(1)	190,784
	225,000	4.50%, 04/17/2030(1)	221,940

			412,724

		South Africa - 9.8%
		Republic of South Africa Government Bond
ZAR	3,750,000	6.50%, 02/28/2041	228,069
	28,625,000	7.00%, 02/28/2031	2,002,487
	18,600,000	7.25%, 01/15/2020	1,496,505
	45,440,000	8.00%, 01/31/2030	3,489,748
	50,070,000	8.25%, 03/31/2032	3,853,683
	2,805,000	8.75%, 01/31/2044	217,873
	7,245,000	8.88%, 02/28/2035	580,274
	50,009,000	9.00%, 01/31/2040	4,004,495
	28,935,000	10.50%, 12/21/2026	2,647,906

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 70.8% - (continued)
		South Africa - 9.8% - (continued)
ZAR	10,942,218	Republic of South Africa Government International Bond 6.25%, 03/31/2036	$672,573

			19,193,613

		South Korea - 0.5%
IDR	14,600,000,000	Export-Import Bank of Korea 7.25%, 12/07/2024(2)	1,060,225

		Sri Lanka - 0.3%
		Sri Lanka Government International Bond
$	375,000	6.25%, 07/27/2021(2)	385,950
	295,000	6.75%, 04/18/2028(1)	293,557

			679,507

		Supranational - 2.6%
		European Bank for Reconstruction & Development
IDR	5,800,000,000	5.60%, 01/30/2025	400,758
	9,850,000,000	6.25%, 07/25/2022	706,510
	4,958,900,000	6.45%, 12/13/2022	355,294
	5,240,000,000	Inter-American Development Bank 7.88%, 03/14/2023(6)	400,368
		International Finance Corp.
MXN	56,800,000	0.00%, 02/22/2038	622,605
	43,440,000	7.50%, 01/18/2028	2,256,240
	7,100,000	7.75%, 01/18/2030	374,550

			5,116,325

		Thailand - 2.0%
		Thailand Government Bond
THB	5,589,532	1.20%, 07/14/2021(2)(7)	177,338
	9,147,542	1.25%, 03/12/2028(2)(7)	278,033
	56,940,000	1.88%, 06/17/2022	1,807,244
	5,775,000	3.40%, 06/17/2036	189,531
	5,100,000	3.65%, 06/20/2031	174,441
	28,995,000	3.85%, 12/12/2025	1,013,648
	5,784,000	4.88%, 06/22/2029	220,629

			3,860,864

		Tunisia - 0.1%
$	200,000	Banque Centrale de Tunisie International Bond 5.75%, 01/30/2025(2)	185,201

		Turkey - 5.7%
	200,000	Export Credit Bank of Turkey 5.38%, 10/24/2023(1)	195,600
		Turkey Government Bond
TRY	1,245,000	8.80%, 09/27/2023	261,591
	595,000	9.00%, 07/24/2024	125,969
	3,345,000	9.20%, 09/22/2021	730,826
	935,000	9.50%, 01/12/2022	205,663
	4,600,000	10.40%, 03/27/2019	1,099,013
	3,835,000	10.40%, 03/20/2024	868,565
	3,285,000	10.50%, 08/11/2027	735,912
	3,425,000	10.60%, 02/11/2026	771,491
	8,340,000	10.70%, 02/17/2021	1,913,513
	3,900,000	10.70%, 08/17/2022	886,167
	7,925,000	11.00%, 03/02/2022	1,824,149
	6,850,000	11.00%, 02/24/2027	1,575,023

			11,193,482

The accompanying notes are an integral part of these financial statements.

40

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 70.8% - (continued)
		United Arab Emirates - 0.3%
$	725,000	Abu Dhabi Government International Bond 4.13%, 10/11/2047(1)	$662,079

		Uruguay - 1.1%
		Uruguay Government International Bond
UYU	553,652	4.00%, 07/10/2030(7)	20,360
	12,416,749	4.38%, 12/15/2028(7)	473,442
	34,375,000	8.50%, 03/15/2028(2)	1,154,088
	4,593,000	9.88%, 06/20/2022(1)	168,012
	10,933,000	9.88%, 06/20/2022(2)	399,929

			2,215,831

		Total Foreign Government Obligations (cost $142,739,119)	$139,347,901

		Total Long-Term Investments (cost $181,239,009)	$177,310,075

SHORT-TERM INVESTMENTS - 8.5%
		Foreign Government Obligations - 2.3%
ARS	22,650,000	Argentina Treasury Bill 0.00%, 09/14/2018(9)	$1,129,515
ARS	9,625,000	0.00%, 10/12/2018(9)	472,828
CZK	63,000,000	Czech Republic Ministry of Finance Bill 0.50%, 12/14/2018	2,963,640

			4,565,983

		Other Investment Pools & Funds - 5.8%
	11,329,879	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(9)	11,329,879

		U.S. Treasury Bill - 0.4%
	775,000	1.58%, 05/24/2018(9)	774,196

		Total Short-Term Investments (cost $16,753,099)	$16,670,058

Total Investments Excluding Purchased Options (cost $197,992,108)	98.6%	$193,980,133

Total Purchased Options (cost $1,756,409)	0.6%	$1,171,382

Total Investments (cost $199,748,517)	99.2%	$195,151,515
Other Assets and Liabilities	0.8%	1,572,424

Total Net Assets	100.0%	$196,723,939

The accompanying notes are an integral part of these financial statements.

41

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $26,103,169, which represented 13.3% of total net assets.

(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $20,737,616, which represented 10.5% of total net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(6)	Security is a zero-coupon bond.

(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(9)	Current yield as of period end.

OTC Option Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
AUD Call/USD Put	MSC	0.77 USD per AUD	06/20/18	3,108,000	AUD	3,108,000	$6,507	$41,317	$(34,810)
NZD Call/USD Put	MSC	0.72 USD per NZD	06/20/18	2,375,000	NZD	2,375,000	5,999	36,654	(30,655)
USD Call/BRL Put	DEUT	3.79 BRL per USD	10/24/18	2,007,000	USD	2,007,000	36,144	34,500	1,644
USD Call/BRL Put	DEUT	3.80 BRL per USD	04/05/19	4,086,000	USD	4,086,000	126,372	94,591	31,781
USD Call/CNH Put	MSC	6.55 CNH per USD	08/06/18	2,579,000	USD	2,579,000	5,651	18,311	(12,660)
USD Call/CNH Put	MSC	6.42 CNH per USD	06/27/18	4,671,000	USD	4,671,000	14,228	20,744	(6,516)
USD Call/HUF Put	MSC	273.00 HUF per USD	05/30/18	1,053,000	USD	1,053,000	561	11,140	(10,579)
USD Call/HUF Put	MSC	266.73 HUF per USD	07/05/18	1,868,000	USD	1,868,000	9,235	14,832	(5,597)
USD Call/HUF Put	MSC	266.78 HUF per USD	09/03/18	1,977,000	USD	1,977,000	17,388	21,579	(4,191)
USD Call/MXN Put	DEUT	21.65 MXN per USD	07/02/18	2,434,000	USD	2,434,000	2,122	43,812	(41,690)
USD Call/MXN Put	BCLY	22.86 MXN per USD	08/15/18	3,606,000	USD	3,606,000	5,622	51,999	(46,377)
USD Call/ZAR Put	BOA	12.03 ZAR per USD	06/07/18	2,447,000	USD	2,447,000	104,842	69,299	35,543
USD Calll/BRL Put	GSC	3.60 BRL per USD	07/02/18	2,470,000	USD	2,470,000	30,705	34,889	(4,184)

Total Calls						34,681,000	$365,376	$493,667	$(128,291)

Puts
AUD Put/USD Call	MSC	0.77 USD per AUD	06/20/18	3,108,000	AUD	3,108,000	$65,376	$43,519	$21,857
AUD Put/USD Call	MSC	0.77 USD per AUD	06/27/18	4,035,000	AUD	4,035,000	78,620	50,669	27,951
EUR Put/CZK Call	HSBC	26.00 CZK per EUR	03/21/19	940,000	EUR	940,000	22,492	22,916	(424)
EUR Put/PLN Call	MSC	4.17 PLN per EUR	05/18/18	525,000	EUR	525,000	111	6,069	(5,958)
EUR Put/PLN Call	BCLY	4.28 PLN per EUR	09/20/18	2,500,000	EUR	2,500,000	37,686	44,841	(7,155)
NZD Put/USD Call	MSC	0.72 USD per NZD	06/20/18	2,375,000	NZD	2,375,000	44,826	27,602	17,224
USD Put/BRL Call	MSC	3.11 BRL per USD	05/29/18	2,469,000	USD	2,469,000	42	38,855	(38,813)
USD Put/BRL Call	GSC	3.26 BRL per USD	06/07/18	1,016,000	USD	1,016,000	493	22,844	(22,351)
USD Put/BRL Call	DEUT	3.31 BRL per USD	08/06/18	2,579,000	USD	2,579,000	12,016	93,567	(81,551)
USD Put/MXN Call	MSC	18.76 MXN per USD	07/02/18	2,402,000	USD	2,402,000	41,129	36,099	5,030

The accompanying notes are an integral part of these financial statements.

42

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2018 - (continued)
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts: - (continued)
Puts - (continued)
USD Put/MXN Call	DEUT	18.47 MXN per USD	07/02/18	2,434,000	USD	2,434,000	$26,445	$40,964	$(14,519)
USD Put/MXN Call	DEUT	18.83 MXN per USD	07/31/18	1,745,000	USD	1,745,000	41,876	89,274	(47,398)
USD Put/MXN Call	BCLY	17.42 MXN per USD	08/15/18	1,803,000	USD	1,803,000	5,871	31,084	(25,213)
USD Put/MXN Call	JPM	19.15 MXN per USD	09/20/18	6,143,000	USD	6,143,000	208,543	240,007	(31,464)
USD Put/MXN Call	BOA	17.09 MXN per USD	09/25/18	3,086,000	USD	3,086,000	8,607	12,498	(3,891)
USD Put/PHP Call	BCLY	52.93 PHP per USD	10/17/18	2,064,000	USD	2,064,000	44,576	31,063	13,513
USD Put/RUB Call	MSC	58.36 RUB per USD	07/10/18	849,000	USD	849,000	897	25,318	(24,421)
USD Put/RUB Call	MSC	55.87 RUB per USD	09/19/18	821,000	USD	821,000	804	9,483	(8,679)
USD Put/RUB Call	MSC	59.05 RUB per USD	09/19/18	3,317,000	USD	3,317,000	16,160	101,205	(85,045)
USD Put/TRY Call	MSC	3.94 TRY per USD	06/07/18	2,489,000	USD	2,489,000	5,563	55,136	(49,573)
USD Put/TRY Call	MSC	3.89 TRY per USD	06/13/18	3,049,000	USD	3,049,000	4,186	36,984	(32,798)
USD Put/ZAR Call	BOA	12.03 ZAR per USD	06/07/18	2,447,000	USD	2,447,000	6,012	69,299	(63,287)

Total Puts						52,196,000	$672,331	$1,129,296	$(456,965)

Total purchased option contracts						86,877,000	$1,037,707	$1,622,963	$(585,256)

Written option contracts:
Calls
USD Call/BRL Put	DEUT	3.64 BRL per USD	07/02/18	(2,434,000)	USD	(2,434,000)	$(23,612)	$(22,052)	$(1,560)
USD Call/CNH Put	MSC	6.36 CNH per USD	06/20/18	(2,046,000)	USD	(2,046,000)	(10,833)	(20,296)	9,463
USD Call/CNH Put	MSC	6.30 CNH per USD	06/27/18	(4,671,000)	USD	(4,671,000)	(50,120)	(51,227)	1,107
USD Call/CNH Put	MSC	6.35 CNH per USD	08/06/18	(2,579,000)	USD	(2,579,000)	(25,573)	(43,830)	18,257
USD Call/MXN Put	MSC	19.07 MXN per USD	06/07/18	(2,447,000)	USD	(2,447,000)	(26,653)	(56,232)	29,579
USD Call/MXN Put	DEUT	19.99 MXN per USD	07/02/18	(2,434,000)	USD	(2,434,000)	(13,560)	(109,944)	96,384
USD Call/MXN Put	BCLY	21.03 MXN per USD	08/15/18	(1,803,000)	USD	(1,803,000)	(10,971)	(45,129)	34,158

Total Calls						(18,414,000)	$(161,322)	$(348,710)	$187,388

Written option contracts:
Puts
AUD Put/USD Call	MSC	0.75 USD per AUD	06/27/18	(4,035,000)	AUD	(4,035,000)	$(27,431)	$(20,864)	$(6,567)
EUR Put/CZK Call	HSBC	24.00 CZK per EUR	03/21/19	(940,000)	EUR	(940,000)	(1,235)	(7,114)	5,879
EUR Put/PLN Call	MSC	4.10 PLN per EUR	05/18/18	(525,000)	EUR	(525,000)	(13)	(2,205)	2,192
EUR Put/PLN Call	BCLY	4.18 PLN per EUR	09/20/18	(2,500,000)	EUR	(2,500,000)	(11,059)	(16,449)	5,390
USD Put/BRL Call	GSC	3.14 BRL per USD	06/07/18	(1,016,000)	USD	(1,016,000)	(94)	(7,793)	7,699
USD Put/BRL Call	DEUT	3.10 BRL per USD	07/02/18	(2,434,000)	USD	(2,434,000)	(494)	(33,370)	32,876
USD Put/BRL Call	DEUT	3.13 BRL per USD	08/06/18	(2,579,000)	USD	(2,579,000)	(2,161)	(31,128)	28,967
USD Put/BRL Call	DEUT	3.30 BRL per USD	10/24/18	(2,007,000)	USD	(2,007,000)	(21,377)	(26,894)	5,517
USD Put/BRL Call	DEUT	3.15 BRL per USD	04/05/19	(4,086,000)	USD	(4,086,000)	(32,390)	(73,017)	40,627
USD Put/CNH Call	MSC	6.36 CNH per USD	06/20/18	(2,046,000)	USD	(2,046,000)	(20,394)	(20,296)	(98)
USD Put/HUF Call	MSC	249.00 HUF per USD	05/30/18	(1,053,000)	USD	(1,053,000)	(552)	(9,861)	9,309
USD Put/HUF Call	MSC	240.89 HUF per USD	07/05/18	(1,868,000)	USD	(1,868,000)	(1,186)	(11,992)	10,806
USD Put/HUF Call	MSC	243.59 HUF per USD	09/03/18	(1,977,000)	USD	(1,977,000)	(7,355)	(18,416)	11,061
USD Put/MXN Call	MSC	19.07 MXN per USD	06/07/18	(2,447,000)	USD	(2,447,000)	(57,918)	(56,232)	(1,686)
USD Put/MXN Call	DEUT	19.99 MXN per USD	07/02/18	(2,434,000)	USD	(2,434,000)	(153,381)	(109,944)	(43,437)
USD Put/MXN Call	MSC	20.14 MXN per USD	07/02/18	(2,402,000)	USD	(2,402,000)	(167,585)	(108,755)	(58,830)
USD Put/MXN Call	DEUT	17.44 MXN per USD	07/31/18	(1,745,000)	USD	(1,745,000)	(5,024)	(28,374)	23,350
USD Put/MXN Call	BCLY	16.82 MXN per USD	08/15/18	(1,803,000)	USD	(1,803,000)	(1,843)	(15,127)	13,284
USD Put/MXN Call	JPM	18.03 MXN per USD	09/20/18	(6,143,000)	USD	(6,143,000)	(62,836)	(79,398)	16,562
USD Put/PHP Call	BCLY	51.67 PHP per USD	10/17/18	(2,064,000)	USD	(2,064,000)	(17,472)	(10,795)	(6,677)
USD Put/RUB Call	MSC	55.77 RUB per USD	07/10/18	(849,000)	USD	(849,000)	(137)	(8,334)	8,197
USD Put/RUB Call	DEUT	54.24 RUB per USD	07/10/18	(849,000)	USD	(849,000)	(48)	(5,221)	5,173
USD Put/RUB Call	MSC	56.32 RUB per USD	09/19/18	(3,317,000)	USD	(3,317,000)	(4,086)	(32,623)	28,537
USD Put/TRY Call	MSC	3.73 TRY per USD	06/07/18	(2,489,000)	USD	(2,489,000)	(266)	(17,174)	16,908
USD Put/TRY Call	MSC	3.72 TRY per USD	06/13/18	(3,049,000)	USD	(3,049,000)	(473)	(7,211)	6,738

Total Puts						(56,657,000)	$(596,810)	$(758,587)	$161,777

Total written option contracts						(75,071,000)	$(758,132)	$(1,107,297)	$349,165

The accompanying notes are an integral part of these financial statements.

43

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 months KRW-CD-KSDA-Interest Rate Swap Expiring on 08/13/2029	CBK	2.12%	Receive	08/12/19	KRW	3,103,640,000	3,103,640,000	$23,367	$66,723	$(43,356)

Puts
3 months KRW-CD-KSDA-Interest Rate Swap Expiring on 08/13/2029	CBK	2.12%	Pay	08/12/19	KRW	3,103,640,000	3,103,640,000	$110,308	$66,723	$43,585

Total purchased swaption contracts							6,207,280,000	$133,675	$133,446	$229

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	16	06/29/2018	$3,392,750	$(8,279)
U.S. Treasury 5-Year Note Future	50	06/29/2018	5,675,391	(29,245)

Total				$(37,524)

Short position contracts:
Euro-Bund Future	8	06/07/2018	$1,533,555	$(13,209)
Long Gilt Future	2	06/27/2018	336,631	(3,719)
U.S. Treasury 10-Year Note Future	38	06/20/2018	4,545,750	30,609
U.S. Treasury Long Bond Future	10	06/20/2018	1,438,437	(1,534)

Total				$12,147

Total futures contracts				$(25,377)

Cross Currency Swap Contracts Outstanding at April 30, 2018
Receive	Pay	Maturity Date(1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 12.32% based on the notional amount of currency delivered	06/20/23	GSC	USD	3,188,729	TRY	12,165,000	$—	$(3,054)	$193,972	$197,026
Fixed Rate equal to 12.32% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/20/23	GSC	TRY	12,165,000	USD	3,188,729	3,054	—	(257,331)	(260,385)
Fixed Rate equal to 11.17% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/20/28	GSC	TRY	5,858,879	USD	1,535,748	1,471	—	(93,420)	(94,891)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 11.17% based on the notional amount of currency delivered	06/20/28	GSC	USD	1,535,748	TRY	5,858,879	—	(1,471)	122,956	124,427

The accompanying notes are an integral part of these financial statements.

44

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Cross Currency Swap Contracts Outstanding at April 30, 2018 - (continued)
Receive	Pay	Maturity Date(1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 11.22% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/20/28	GSC	TRY	1,516,121	USD	396,558	$1,233	$—	$(23,322)	$(24,555)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 11.22% based on the notional amount of currency delivered	06/20/28	GSC	USD	396,558	TRY	1,516,121	—	(1,233)	30,119	31,352

Total								$5,758	$(5,758)	$(27,026)	$(27,026)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2018
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BNP	3M KRW KSDA	1.80% Fixed	KRW	253,835,000	01/29/28	Quarterly	$—	$—	$(10,140)	$(10,140)
BOA	2.22% Fixed	3M KRW KSDA	KRW	3,898,600,000	06/20/23	Quarterly	—	—	4,413	4,413
CBK	4.27% Fixed	CLICP Camara Promedio A	CLP	698,665,000	06/20/28	Semi-Annual	—	—	(7,674)	(7,674)
DEUT	NDFPREDI	8.55% Fixed	BRL	6,036,944	01/03/22	Maturity	—	—	—	0
GSC	4.28% Fixed	CLICP Camara Promedio A	CLP	698,660,000	06/20/28	Semi-Annual	—	—	(8,619)	(8,619)

Total							$—	$—	$(22,020)	$(22,020)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.63% Fixed	MXN	9,435,000	01/09/19	Lunar	$—	$—	$(1,031)	$(1,031)
1 Mo. MXN TIIE	7.82% Fixed	MXN	20,300,000	01/03/22	Lunar	—	—	(12,311)	(12,311)
1 Mo. MXN TIIE	7.94% Fixed	MXN	10,075,000	01/05/22	Lunar	—	—	(7,820)	(7,820)
1 Mo. MXN TIIE	7.84% Fixed	MXN	10,075,000	01/07/22	Lunar	—	—	(6,044)	(6,044)
1 Mo. MXN TIIE	7.29% Fixed	MXN	13,625,000	05/05/22	Lunar	—	—	5,203	5,203
1 Mo. MXN TIIE	6.84% Fixed	MXN	9,850,000	07/14/22	Lunar	—	—	12,807	12,807
12 Mo. Federal Funds Rate	1.85% Fixed	USD	3,835,000	01/10/19	Annual	—	—	4,213	4,213
12 Mo. Federal Funds Rate	1.86% Fixed	USD	3,840,000	01/10/19	Annual	—	—	4,025	4,025
1.92% Fixed	6M CZK PRIBOR	CZK	21,475,000	06/20/28	Annual	—	—	(11,715)	(11,715)
6M CZK PRIBOR	1.72% Fixed	CZK	86,125,000	06/20/23	Semi-Annual	—	—	18,548	18,548
0.50% Fixed	6M EUR EURIBOR	EUR	1,670,000	06/20/23	Annual	—	—	(7,379)	(7,379)
6M EUR EURIBOR	1.09% Fixed	EUR	850,000	06/20/28	Semi-Annual	—	—	5,664	5,664
2.43% Fixed	6M PLN WIBOR	PLN	12,250,000	06/20/23	Annual	—	—	(3,545)	(3,545)
2.44% Fixed	6M PLN WIBOR	PLN	10,625,000	06/20/23	Annual	—	—	(3,917)	(3,917)
6M PLN WIBOR	1.92% Fixed	PLN	14,740,000	06/20/20	Semi-Annual	—	—	2,777	2,777
6M PLN WIBOR	1.93% Fixed	PLN	12,785,000	06/20/20	Semi-Annual	—	—	2,764	2,764
6M PLN WIBOR	2.92% Fixed	PLN	2,855,000	06/20/28	Semi-Annual	—	—	2,443	2,443
6M PLN WIBOR	2.91% Fixed	PLN	3,295,000	06/20/28	Semi-Annual	—	—	2,004	2,004

Total						$—	$—	$6,686	$6,686

The accompanying notes are an integral part of these financial statements.

45

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Total Return Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Nigeria Treasury Bills	HSBC	USD	380,979	(1.00%)	07/18/18	Quarterly	$—	$(280)	$3,929	$4,209
Nigeria Treasury Bills	HSBC	USD	524,095	(1.00%)	07/18/18	Quarterly	—	—	—	0
Nigeria Treasury Bills	JPM	USD	189,700	(0.03%)	03/18/19	Quarterly	—	—	4,019	4,019

Total							$—	$(280)	$7,948	$8,228

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
700,000	AUD	530,582	USD	GSC	06/20/18	$—	$(3,508)
605,000	AUD	460,499	USD	GSC	06/20/18	—	(4,956)
620,000	AUD	477,238	USD	GSC	06/20/18	—	(10,400)
1,105,000	AUD	844,943	USD	ANZ	06/20/18	—	(12,918)
970,000	AUD	747,841	USD	MSC	06/20/18	—	(17,467)
935,000	AUD	726,505	USD	MSC	06/20/18	—	(22,484)
1,651,000	AUD	1,282,535	USD	ANZ	06/20/18	—	(39,392)
1,045,000	AUD	804,337	USD	MSC	06/29/18	—	(17,455)
1,685,000	BRL	479,565	USD	MSC	06/04/18	—	(215)
510,000	BRL	147,059	USD	GSC	06/04/18	—	(1,973)
550,000	BRL	162,650	USD	SCB	06/04/18	—	(6,185)
646,000	BRL	194,572	USD	MSC	06/04/18	—	(10,798)
890,000	BRL	264,236	USD	SCB	06/04/18	—	(11,048)
1,630,000	BRL	474,803	USD	BCLY	06/04/18	—	(11,099)
1,750,000	BRL	509,298	USD	GSC	06/04/18	—	(11,457)
1,105,000	BRL	332,381	USD	GSC	06/04/18	—	(18,029)
1,141,000	BRL	345,464	USD	MSC	06/04/18	—	(20,872)
3,430,000	BRL	1,011,650	USD	GSC	06/04/18	—	(35,880)
1,850,000	BRL	562,960	USD	GSC	06/04/18	—	(36,670)
2,375,000	BRL	716,765	USD	DEUT	06/04/18	—	(41,122)
2,835,000	BRL	850,202	USD	GSC	06/04/18	—	(43,699)
3,040,000	BRL	918,290	USD	MSC	06/04/18	—	(53,468)
4,670,000	BRL	1,428,965	USD	SCB	06/04/18	—	(100,439)
43,150,000	BRL	13,224,635	USD	DEUT	06/04/18	—	(949,280)
2,572,000	BRL	730,661	USD	GSC	07/05/18	—	(1,167)
3,212,000	BRL	919,685	USD	MSC	07/05/18	—	(8,669)
3,140,000	BRL	892,679	USD	DEUT	10/26/18	—	(9,674)
5,961,000	BRL	1,738,408	USD	DEUT	04/09/19	—	(80,703)
69,000,000	CLP	114,050	USD	SCB	06/20/18	—	(1,571)
509,700,000	CLP	856,351	USD	CBK	06/20/18	—	(25,478)
4,376,444,000	CLP	7,262,482	USD	BCLY	06/20/18	—	(128,351)
4,538,000	CNH	715,886	USD	MSC	05/07/18	2,107	—
1,804,000	CNH	285,624	USD	DEUT	05/07/18	—	(199)
24,260,000	CNH	3,821,736	USD	BOA	06/20/18	8,850	—
2,216,000	CNH	351,914	USD	GSC	06/20/18	—	(2,013)
5,543,000	CNH	880,862	USD	GSC	06/20/18	—	(5,638)
773,000	CNH	121,531	USD	MSC	06/22/18	513	—
12,199,760,000	COP	4,250,047	USD	UBS	06/20/18	89,960	—
3,173,700,000	COP	1,111,629	USD	BNP	06/20/18	17,400	—
1,689,100,000	COP	591,248	USD	UBS	06/20/18	9,641	—
770,800,000	COP	274,697	USD	CBK	06/20/18	—	(489)
1,146,900,000	COP	409,607	USD	CBK	06/20/18	—	(1,603)
619,710,000	COP	222,837	USD	UBS	06/20/18	—	(2,378)
1,445,990,000	COP	517,164	USD	DEUT	06/20/18	—	(2,760)
648,400,000	COP	235,975	USD	GSC	06/20/18	—	(5,310)
8,884,100,000	COP	3,185,407	USD	SCB	06/20/18	—	(24,930)
1,790,000	CZK	84,864	USD	GSC	06/20/18	—	(171)
2,990,000	CZK	145,387	USD	DEUT	06/20/18	—	(3,917)

The accompanying notes are an integral part of these financial statements.

46

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
25,150,000	CZK	1,227,608	USD	GSC	06/20/18	$—	$(37,650)
32,440,000	CZK	1,596,064	USD	GSC	06/20/18	—	(61,184)
157,820,000	CZK	7,709,819	USD	UBS	06/20/18	—	(242,658)
44,575,000	CZK	2,103,587	USD	JPM	07/10/18	8,064	—
44,575,000	CZK	2,103,587	USD	JPM	07/10/18	8,064	—
89,150,000	CZK	4,225,118	USD	JPM	07/10/18	—	(1,817)
5,424,000	CZK	228,413	USD	JPM	03/25/19	33,291	—
64,230,000	CZK	3,029,717	USD	MSC	09/26/19	105,299	—
64,220,000	CZK	3,044,323	USD	GSC	09/26/19	90,205	—
8,850,000	EGP	493,036	USD	GSC	06/20/18	3,863	—
1,943,000	EGP	97,736	USD	GSC	08/02/18	10,444	—
9,430,000	EGP	488,728	USD	GSC	09/18/18	31,618	—
6,050,000	EGP	313,553	USD	GSC	09/18/18	20,285	—
4,730,000	EGP	243,877	USD	GSC	09/18/18	17,123	—
13,960,000	EGP	711,156	USD	GSC	12/17/18	45,195	—
28,210,000	EGP	1,473,877	USD	CBK	01/08/19	47,086	—
172,000	EUR	213,314	USD	MSC	05/22/18	—	(5,263)
38,000	EUR	47,185	USD	GSC	06/20/18	—	(1,115)
1,030,000	EUR	1,250,603	USD	GSC	06/20/18	—	(1,888)
220,000	EUR	270,275	USD	MSC	06/20/18	—	(3,560)
150,000	EUR	185,454	USD	MSC	06/20/18	—	(3,602)
1,080,000	EUR	1,343,385	USD	GSC	06/20/18	—	(34,053)
1,796,000	EUR	2,227,633	USD	DEUT	06/20/18	—	(50,262)
832,000	EUR	1,036,299	USD	BCLY	09/24/18	—	(19,635)
201,000	EUR	227,037	USD	HSBC	03/25/19	22,529	—
122,662,000	HUF	471,414	USD	MSC	06/01/18	1,659	—
120,800,000	HUF	479,565	USD	GSC	06/20/18	—	(13,058)
134,244,000	HUF	531,680	USD	CBK	06/20/18	—	(13,255)
302,738,000	HUF	1,198,013	USD	CBK	06/20/18	—	(28,896)
523,200,000	HUF	2,090,709	USD	UBS	06/20/18	—	(70,210)
211,465,000	HUF	836,161	USD	MSC	07/09/18	—	(18,438)
231,635,000	HUF	910,694	USD	MSC	09/05/18	—	(11,296)
16,506,000,000	IDR	1,171,054	USD	CSFB	06/20/18	8,677	—
13,756,000,000	IDR	992,711	USD	UBS	06/20/18	—	(9,531)
13,454,000,000	IDR	971,198	USD	JPM	06/20/18	—	(9,602)
15,719,000,000	IDR	1,134,946	USD	BNP	06/20/18	—	(11,465)
104,110,947,000	IDR	7,524,098	USD	BCLY	06/20/18	—	(82,996)
9,509,000	INR	142,287	USD	MSC	05/02/18	161	—
22,009,000	INR	336,787	USD	BNP	05/02/18	—	(7,085)
49,296,000	INR	748,724	USD	BOA	06/12/18	—	(13,539)
20,431,000	INR	310,879	USD	DEUT	06/14/18	—	(6,239)
114,120,000	INR	1,690,166	USD	BOA	06/20/18	10,431	—
9,509,000	INR	142,063	USD	MSC	06/20/18	—	(362)
3,643,000	INR	55,295	USD	BCLY	06/20/18	—	(1,008)
34,320,000	INR	513,066	USD	MSC	06/20/18	—	(1,635)
8,390,000	INR	128,191	USD	MSC	06/20/18	—	(3,165)
78,853,000	INR	1,203,955	USD	BNP	06/20/18	—	(28,900)
32,906,000	INR	490,768	USD	BCLY	10/19/18	—	(6,767)
28,480,000	KRW	26,802	USD	UBS	06/20/18	—	(98)
162,581,000	KZT	496,582	USD	CBK	06/20/18	—	(5,146)
162,581,000	KZT	497,342	USD	CBK	06/20/18	—	(5,906)
162,581,000	KZT	500,943	USD	CBK	06/20/18	—	(9,507)
270,968,000	KZT	830,808	USD	CBK	06/20/18	—	(11,749)
216,775,000	KZT	668,234	USD	CBK	06/20/18	—	(12,984)
379,355,000	KZT	1,160,107	USD	CBK	06/20/18	—	(13,425)
5,491,000	MXN	287,917	USD	MSC	06/11/18	3,731	—
301,175,000	MXN	15,896,076	USD	RBC	06/20/18	78,652	—
38,830,000	MXN	2,039,870	USD	GSC	06/20/18	19,725	—
326,000	MXN	17,632	USD	GSC	06/20/18	—	(340)

The accompanying notes are an integral part of these financial statements.

47

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
10,390,000	MXN	551,486	USD	MSC	06/20/18	$—	$(387)
3,350,000	MXN	180,944	USD	GSC	06/20/18	—	(3,256)
14,570,000	MXN	781,406	USD	JPM	06/20/18	—	(8,593)
7,490,000	MXN	410,281	USD	JPM	06/20/18	—	(13,001)
14,823,000	MXN	736,601	USD	MSC	07/05/18	47,815	—
6,053,000	MXN	302,801	USD	DEUT	07/05/18	17,517	—
72,970,000	MXN	3,583,548	USD	BNP	10/18/18	214,800	—
72,970,000	MXN	3,609,249	USD	GSC	10/18/18	189,099	—
14,174,000	MYR	3,641,642	USD	UBS	05/25/18	—	(32,357)
105,320,000	NGN	289,341	USD	HSBC	06/01/18	—	(2,863)
94,788,000	NGN	258,278	USD	JPM	06/19/18	—	(2,676)
168,763,000	NGN	460,150	USD	GSC	06/20/18	—	(5,288)
105,320,000	NGN	287,760	USD	HSBC	06/25/18	—	(4,573)
143,216,000	NGN	374,421	USD	JPM	10/09/18	—	(409)
750,000	NZD	531,515	USD	GSC	06/20/18	—	(3,878)
445,000	NZD	317,002	USD	GSC	06/20/18	—	(3,937)
615,000	NZD	443,857	USD	MSC	06/20/18	—	(11,195)
900,000	NZD	645,890	USD	GSC	06/20/18	—	(12,724)
672,000	NZD	486,931	USD	MSC	06/20/18	—	(14,167)
28,050,000	PEN	8,574,573	USD	BCLY	06/20/18	34,916	—
4,330,000	PEN	1,339,106	USD	DEUT	06/20/18	—	(10,084)
143,000,000	PHP	2,726,406	USD	DEUT	06/20/18	29,857	—
59,840,000	PHP	1,138,075	USD	MSC	06/20/18	15,315	—
75,540,000	PHP	1,441,603	USD	CSFB	06/20/18	14,398	—
75,540,000	PHP	1,442,980	USD	CSFB	06/20/18	13,021	—
58,100,000	PHP	1,109,096	USD	UBS	06/20/18	10,756	—
51,000	PLN	14,841	USD	GSC	06/20/18	—	(299)
705,000	PLN	205,825	USD	CIBC	06/20/18	—	(4,804)
635,000	PLN	186,024	USD	SSG	06/20/18	—	(4,963)
1,605,000	PLN	469,836	USD	DEUT	06/20/18	—	(12,193)
1,855,000	PLN	545,813	USD	CBK	06/20/18	—	(16,887)
2,900,000	PLN	849,747	USD	BNP	06/20/18	—	(22,855)
4,646,000	PLN	1,356,705	USD	BNP	06/20/18	—	(31,966)
10,290,000	PLN	3,048,552	USD	GSC	06/20/18	—	(114,509)
49,645,000	PLN	14,639,577	USD	CBK	06/20/18	—	(484,033)
565,000	RON	146,666	USD	JPM	06/20/18	—	(281)
390,000	RON	103,101	USD	CBK	06/20/18	—	(2,056)
3,445,000	RON	920,655	USD	CBK	06/20/18	—	(28,096)
12,015,000	RON	3,197,179	USD	BOA	06/20/18	—	(84,232)
18,350,000	RUB	283,836	USD	GSC	06/20/18	5,788	—
4,847,000	RUB	77,862	USD	GSC	06/20/18	—	(1,360)
44,853,000	RUB	709,363	USD	GSC	06/20/18	—	(1,433)
49,310,000	RUB	782,574	USD	DEUT	06/20/18	—	(4,298)
41,710,000	RUB	665,337	USD	GSC	06/20/18	—	(7,014)
13,048,000	RUB	226,292	USD	MSC	06/20/18	—	(20,351)
59,680,000	RUB	962,425	USD	BCLY	06/20/18	—	(20,476)
15,054,000	RUB	262,219	USD	MSC	06/20/18	—	(24,617)
53,661,000	RUB	872,253	USD	GSC	06/20/18	—	(25,303)
33,950,000	RUB	585,244	USD	GSC	06/20/18	—	(49,400)
33,998,000	RUB	591,887	USD	GSC	06/20/18	—	(55,285)
34,001,000	RUB	592,300	USD	BOA	06/20/18	—	(55,651)
205,470,000	RUB	3,581,489	USD	HSBC	06/20/18	—	(338,486)
11,728,000	RUB	206,044	USD	DEUT	07/11/18	—	(21,401)
2,893,000	RUB	48,992	USD	MSC	09/20/18	—	(3,840)
5,520,000	THB	177,150	USD	ANZ	06/20/18	—	(1,995)
7,540,000	THB	242,444	USD	SCB	06/20/18	—	(3,193)
24,540,000	THB	786,601	USD	MSC	06/20/18	—	(7,925)
50,910,000	THB	1,635,820	USD	JPM	06/20/18	—	(20,399)
364,891,000	THB	11,783,982	USD	JPM	06/20/18	—	(205,654)

The accompanying notes are an integral part of these financial statements.

48

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,470,000	TRY	354,127	USD	GSC	06/20/18	$2,065	$—
1,245,000	TRY	304,524	USD	MSC	06/20/18	—	(2,851)
3,568,000	TRY	868,718	USD	CBK	06/20/18	—	(4,165)
3,250,000	TRY	792,702	USD	GSC	06/20/18	—	(5,203)
1,800,000	TRY	446,493	USD	GSC	06/20/18	—	(10,340)
1,690,000	TRY	422,231	USD	GSC	06/20/18	—	(12,732)
3,475,000	TRY	855,932	USD	GSC	06/20/18	—	(13,914)
38,219,000	TRY	9,628,771	USD	CBK	06/20/18	—	(368,027)
31,225,000	TWD	1,076,501	USD	BCLY	06/20/18	—	(17,375)
84,995,000	TWD	2,906,209	USD	DEUT	06/20/18	—	(23,248)
41,715	USD	890,000	ARS	CBK	06/21/18	200	—
2,443,108	USD	3,145,000	AUD	ANZ	06/20/18	75,039	—
382,638	USD	485,000	AUD	CBK	06/20/18	17,451	—
577,690	USD	745,000	AUD	RBC	06/20/18	16,733	—
486,474	USD	630,000	AUD	ANZ	06/20/18	12,107	—
372,778	USD	485,000	AUD	DEUT	06/20/18	7,591	—
1,785,830	USD	2,325,000	AUD	GSC	06/29/18	35,114	—
233,125	USD	765,000	BRL	MSC	06/01/18	15,433	—
1,025,612	USD	3,600,000	BRL	GSC	06/01/18	1,180	—
8,334,125	USD	27,193,000	BRL	DEUT	06/04/18	598,233	—
4,219,658	USD	14,154,000	BRL	MSC	06/04/18	193,114	—
1,128,086	USD	3,692,000	BRL	MSC	06/04/18	77,782	—
568,881	USD	1,850,000	BRL	MSC	06/04/18	42,591	—
643,460	USD	2,135,000	BRL	MSC	06/04/18	36,093	—
305,148	USD	1,000,000	BRL	MSC	06/04/18	20,667	—
676,156	USD	2,323,000	BRL	MSC	06/04/18	15,306	—
272,312	USD	930,000	BRL	GSC	06/04/18	7,745	—
269,973	USD	932,000	BRL	MSC	06/04/18	4,836	—
130,441	USD	445,000	BRL	GSC	06/04/18	3,847	—
186,053	USD	647,000	BRL	MSC	06/04/18	1,994	—
307,971	USD	1,003,000	BRL	GSC	06/11/18	22,832	—
2,068,768	USD	7,220,000	BRL	DEUT	07/05/18	20,967	—
243,112	USD	803,000	BRL	DEUT	07/05/18	15,358	—
762,221	USD	2,526,000	BRL	DEUT	08/08/18	47,841	—
620,559	USD	795,000	CAD	BOA	06/20/18	630	—
533,031	USD	695,000	CAD	BOA	06/20/18	—	(8,920)
1,908,164	USD	2,489,000	CAD	BMO	06/20/18	—	(32,723)
5,412,165	USD	3,261,425,000	CLP	BCLY	06/20/18	95,650	—
655,943	USD	4,139,000	CNH	MSC	05/07/18	1,079	—
345,569	USD	2,203,000	CNH	DEUT	05/07/18	—	(2,985)
2,270,643	USD	14,360,000	CNH	MSC	06/20/18	3,239	—
416,667	USD	2,632,000	CNH	GSC	06/20/18	1,081	—
612,935	USD	3,876,000	CNH	MSC	06/20/18	926	—
285,037	USD	1,804,000	CNH	DEUT	06/20/18	191	—
415,826	USD	2,634,000	CNH	GSC	06/20/18	—	(75)
1,565,400	USD	9,937,000	CNH	BOA	06/20/18	—	(3,625)
1,261,795	USD	7,943,000	CNH	MSC	06/29/18	8,092	—
687,574	USD	4,363,000	CNH	MSC	08/08/18	11	—
677,092	USD	1,848,800,000	COP	CBK	06/20/18	19,390	—
5,525	USD	15,410,000	COP	MSC	06/20/18	43	—
1,324,531	USD	3,802,066,000	COP	UBS	06/20/18	—	(28,036)
3,058,200	USD	62,762,000	CZK	CBK	06/20/18	88,652	—
54,177	USD	1,109,000	CZK	UBS	06/20/18	1,705	—
4,273,730	USD	89,150,000	CZK	JPM	01/10/19	—	(9,332)
2,129,209	USD	44,575,000	CZK	JPM	01/10/19	—	(12,321)
2,129,209	USD	44,575,000	CZK	JPM	01/10/19	—	(12,321)
228,861	USD	5,424,000	CZK	HSBC	03/25/19	—	(32,843)
6,121,768	USD	128,450,000	CZK	JPM	09/26/19	—	(147,776)
7,615,626	USD	6,140,000	EUR	DEUT	06/20/18	171,830	—
2,814,343	USD	2,250,000	EUR	DEUT	06/20/18	86,567	—

The accompanying notes are an integral part of these financial statements.

49

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,768,387	USD	1,430,000	EUR	DEUT	06/20/18	$34,734	$—
423,623	USD	340,000	EUR	RBS	06/20/18	11,426	—
260,179	USD	210,000	EUR	UBS	06/20/18	5,586	—
20,833	USD	17,000	EUR	MSC	06/20/18	223	—
226,406	USD	201,000	EUR	JPM	03/25/19	—	(23,159)
1,877,015	USD	1,338,000	GBP	CBK	06/20/18	30,389	—
479,828	USD	340,000	GBP	BOA	06/20/18	10,581	—
481,167	USD	345,000	GBP	DEUT	06/20/18	5,019	—
4,121,710	USD	1,031,458,000	HUF	UBS	06/20/18	138,414	—
1,584,226	USD	395,400,000	HUF	BNP	06/20/18	57,265	—
257,456	USD	65,000,000	HUF	GSC	06/20/18	6,439	—
322,486	USD	82,100,000	HUF	GSC	06/20/18	5,431	—
828,305	USD	11,477,000,000	IDR	GSC	06/20/18	8,012	—
375,893	USD	5,208,000,000	IDR	CBK	06/20/18	3,663	—
82,255	USD	1,138,000,000	IDR	BNP	06/20/18	919	—
604,171	USD	8,459,000,000	IDR	UBS	06/21/18	—	(350)
189,050	USD	12,500,000	INR	BNP	05/02/18	1,796	—
143,003	USD	9,509,000	INR	MSC	05/02/18	555	—
142,287	USD	9,509,000	INR	BNP	05/02/18	—	(161)
1,375,107	USD	91,974,000	INR	MSC	06/12/18	3,435	—
248,016	USD	16,312,000	INR	DEUT	06/14/18	4,792	—
2,044,775	USD	134,780,000	INR	BCLY	06/20/18	36,306	—
1,454,157	USD	95,240,000	INR	BNP	06/20/18	34,906	—
511,731	USD	33,590,000	INR	DEUT	06/20/18	11,178	—
724,070	USD	47,890,000	INR	CSFB	06/20/18	10,421	—
687,899	USD	47,097,000	INR	BCLY	10/19/18	—	(4,831)
376,088	USD	402,640,000	KRW	DEUT	06/20/18	—	(1,452)
579,118	USD	627,330,000	KRW	UBS	06/20/18	—	(9,105)
347,531	USD	112,600,000	KZT	DEUT	06/20/18	7,173	—
253,930	USD	84,000,000	KZT	MSC	06/20/18	22	—
355,917	USD	118,200,000	KZT	CBK	06/20/18	—	(1,368)
1,645,371	USD	30,107,000	MXN	RBC	06/20/18	48,455	—
1,258,736	USD	23,432,000	MXN	RBC	06/20/18	15,871	—
500,750	USD	9,289,000	MXN	HSBC	06/20/18	8,049	—
1,493,443	USD	28,014,000	MXN	RBC	06/20/18	7,543	—
263,233	USD	4,860,000	MXN	BNP	06/20/18	5,452	—
292,326	USD	5,410,000	MXN	GSC	06/20/18	5,373	—
831,793	USD	15,790,000	MXN	BNP	06/20/18	—	(5,730)
776,214	USD	14,750,000	MXN	GSC	06/20/18	—	(6,146)
12,621,381	USD	239,131,000	MXN	RBC	06/20/18	—	(62,449)
458,572	USD	8,634,000	MXN	DEUT	08/02/18	3,627	—
168,491	USD	3,175,000	MXN	BCLY	08/17/18	1,591	—
1,849,476	USD	35,411,000	MXN	JPM	09/24/18	—	(783)
294,891	USD	5,628,000	MXN	BOA	09/27/18	962	—
3,662,601	USD	72,970,000	MXN	GSC	10/18/18	—	(135,747)
3,630,041	USD	72,970,000	MXN	GSC	10/18/18	—	(168,307)
1,017,676	USD	3,961,000	MYR	UBS	05/25/18	9,042	—
989,165	USD	3,880,000	MYR	BCLY	05/25/18	1,157	—
276,794	USD	105,320,000	NGN	HSBC	06/01/18	—	(9,684)
247,974	USD	94,788,000	NGN	JPM	06/19/18	—	(7,628)
275,346	USD	105,320,000	NGN	HSBC	06/25/18	—	(7,840)
2,056,756	USD	2,840,000	NZD	CBA	06/20/18	58,769	—
445,720	USD	605,000	NZD	DEUT	06/20/18	20,093	—
489,578	USD	675,000	NZD	NAB	06/20/18	14,704	—
375,368	USD	515,000	NZD	CSFB	06/20/18	13,057	—
344,935	USD	475,000	NZD	GSC	06/20/18	10,765	—
315,201	USD	435,000	NZD	MSC	06/20/18	9,171	—
69,855	USD	97,000	NZD	MSC	06/22/18	1,613	—
297,885	USD	965,000	PEN	DEUT	06/20/18	1,695	—

The accompanying notes are an integral part of these financial statements.

50

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
464,080	USD	24,341,000	PHP	DEUT	06/20/18	$—	$(5,082)
1,412,000	USD	74,130,000	PHP	DEUT	06/20/18	—	(16,824)
1,435,054	USD	75,900,000	PHP	UBS	06/20/18	—	(27,886)
625,539	USD	33,106,000	PHP	BCLY	10/18/18	—	(8,461)
210,714	USD	708,000	PLN	MSC	05/22/18	8,951	—
1,028,969	USD	3,525,000	PLN	GSC	06/20/18	23,867	—
666,735	USD	2,261,000	PLN	CBK	06/20/18	22,045	—
407,719	USD	1,395,000	PLN	GSC	06/20/18	9,956	—
334,448	USD	1,140,000	PLN	GSC	06/20/18	9,394	—
1,244,159	USD	4,340,000	PLN	GSC	06/20/18	6,672	—
51,965	USD	176,000	PLN	GSC	06/20/18	1,781	—
458,179	USD	1,605,000	PLN	MSC	06/20/18	537	—
1,025,182	USD	3,520,000	PLN	BCLY	09/24/18	19,227	—
327,568	USD	1,231,000	RON	BOA	06/20/18	8,630	—
176,145	USD	665,000	RON	GSC	06/20/18	3,851	—
5,544,727	USD	318,101,000	RUB	HSBC	06/20/18	524,031	—
1,454,783	USD	83,650,000	RUB	GSC	06/20/18	134,506	—
914,041	USD	53,316,000	RUB	GSC	06/20/18	72,536	—
265,607	USD	15,480,000	RUB	BOA	06/20/18	21,281	—
229,816	USD	13,350,000	RUB	GSC	06/20/18	19,108	—
223,644	USD	13,025,000	RUB	GSC	06/20/18	18,066	—
209,304	USD	12,215,000	RUB	MSC	07/11/18	16,994	—
366,139	USD	23,140,000	RUB	MSC	09/20/18	4,981	—
50,000	USD	2,950,000	RUB	MSC	09/20/18	3,958	—
195,604	USD	12,548,000	RUB	MSC	09/20/18	—	(239)
234,524	USD	15,298,000	RUB	MSC	09/20/18	—	(4,240)
393,290	USD	515,000	SGD	GSC	06/20/18	4,466	—
564,853	USD	750,000	SGD	UBS	06/20/18	—	(1,396)
930,727	USD	1,235,000	SGD	GSC	06/20/18	—	(1,696)
235,067	USD	7,320,000	THB	NOM	06/20/18	2,797	—
84,896	USD	2,680,000	THB	JPM	06/20/18	—	(143)
563,425	USD	17,800,000	THB	UBS	06/20/18	—	(1,386)
1,344,644	USD	42,480,000	THB	NOM	06/20/18	—	(3,285)
572,230	USD	2,345,000	TRY	MSC	06/08/18	2,062	—
874,890	USD	3,472,000	TRY	MSC	06/14/18	32,152	—
8,077,848	USD	32,063,000	TRY	CBK	06/20/18	308,748	—
743,907	USD	3,050,000	TRY	DEUT	06/20/18	4,870	—
298,183	USD	1,222,000	TRY	CBK	06/20/18	2,083	—
1,326,952	USD	5,490,000	TRY	GSC	06/20/18	—	(3,315)
2,163,173	USD	62,745,000	TWD	BCLY	06/20/18	34,913	—
1,067,667	USD	31,225,000	TWD	DEUT	06/20/18	8,541	—
394,315	USD	11,445,000	TWD	UBS	06/20/18	6,110	—
371,753	USD	10,805,000	TWD	GSC	06/20/18	5,256	—
363,684	USD	10,465,000	UYU	HSBC	06/20/18	—	(1,141)
247,787	USD	7,167,000	UYU	HSBC	06/20/18	—	(2,065)
383,725	USD	11,105,000	UYU	HSBC	06/20/18	—	(3,411)
495,539	USD	14,331,000	UYU	JPM	06/20/18	—	(4,060)
374,169	USD	4,502,000	ZAR	BOA	06/11/18	15,040	—
13,629,242	USD	162,496,000	ZAR	BCLY	06/20/18	681,037	—
1,130,115	USD	13,597,000	ZAR	CBK	06/20/18	46,662	—
912,878	USD	10,980,000	ZAR	GSC	06/20/18	37,956	—
1,118,015	USD	13,566,000	ZAR	GSC	06/20/18	37,033	—
904,071	USD	10,890,000	ZAR	CBK	06/20/18	36,320	—
766,570	USD	9,220,000	ZAR	MSC	06/20/18	31,891	—
471,934	USD	5,570,000	ZAR	MSC	06/20/18	28,098	—
277,414	USD	3,280,000	ZAR	MSC	06/20/18	16,053	—
341,737	USD	4,137,000	ZAR	SSG	06/20/18	12,088	—
198,511	USD	2,402,000	ZAR	MSC	06/20/18	7,111	—
267,556	USD	3,320,000	ZAR	BOA	06/20/18	3,008	—

The accompanying notes are an integral part of these financial statements.

51

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
121,892	USD	1,530,000	ZAR	GSC	06/20/18	$—	$(23)
481,468	USD	6,047,000	ZAR	CBK	06/20/18	—	(376)
164,201	USD	1,665,000	ZMW	GSC	06/15/18	—	(48)
22,345,000	UYU	776,138	USD	JPM	06/20/18	2,841	—
4,230,000	ZAR	336,711	USD	MSC	06/20/18	349	—
6,800,000	ZAR	546,031	USD	MSC	06/20/18	—	(4,185)
5,380,000	ZAR	439,855	USD	GSC	06/20/18	—	(11,159)
4,190,000	ZAR	345,467	USD	NOM	06/20/18	—	(11,595)
7,340,000	ZAR	596,489	USD	MSC	06/20/18	—	(11,614)
6,190,000	ZAR	508,331	USD	MSC	06/20/18	—	(15,092)
4,420,000	ZAR	369,859	USD	GSC	06/20/18	—	(17,659)
18,298,000	ZAR	1,521,916	USD	CBK	06/20/18	—	(63,873)
23,570,000	ZAR	1,946,583	USD	GSC	06/20/18	—	(68,449)
112,500,000	ZAR	9,435,861	USD	BCLY	06/20/18	—	(471,499)
1,665,000	ZMW	170,769	USD	CBK	06/15/18	—	(6,520)

Total						$6,022,591	$(6,410,041)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

The accompanying notes are an integral part of these financial statements.

52

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments) - (continued)

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate Index

Other Abbreviations:
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

53

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$37,962,174	$—	$37,962,174	$—
Foreign Government Obligations	139,347,901	—	139,347,901	—
Short-Term Investments	16,670,058	11,329,879	5,340,179	—
Purchased Options	1,171,382	—	1,171,382	—
Foreign Currency Contracts(2)	6,022,591	—	6,022,591	—
Futures Contracts(2)	30,609	30,609	—	—
Swaps - Cross Currency(2)	352,805	—	352,805	—
Swaps - Interest Rate(2)	64,861	—	64,861	—
Swaps - Total Return(2)	8,228	—	8,228	—

Total	$201,630,609	$11,360,488	$190,270,121	$—

Liabilities
Foreign Currency Contracts(2)	$(6,410,041)	$—	$(6,410,041)	$—
Futures Contracts(2)	(55,986)	(55,986)	—	—
Swaps - Cross Currency(2)	(379,831)	—	(379,831)	—
Swaps - Interest Rate(2)	(80,195)	—	(80,195)	—
Written Options	(758,132)	—	(758,132)	—

Total	$(7,684,185)	$(55,986)	$(7,628,199)	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

54

The Hartford Floating Rate Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.8%
		Advertising - 0.0%
$	1,500,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$892,500

		Biotechnology - 0.3%
	11,200,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(1)(2)	11,284,000

		Chemicals - 0.2%
	6,873,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	6,532,402

		Coal - 0.3%
	6,085,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	5,141,825
	5,850,000	Peabody Energy Corp. 6.00%, 03/31/2022(1)	6,009,120

			11,150,945

		Commercial Banks - 1.9%
	7,600,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(4)	7,345,780
		Banco de Sabadell S.A.
EUR	800,000	5 year EUR Swap + 6.051%, 6.13%, 11/23/2022(3)(4)(5)	1,016,799
	3,000,000	5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(4)(5)	3,852,564
		BNP Paribas S.A.
$	9,770,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)	9,159,375
	5,675,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(3)(4)	6,113,394
EUR	4,000,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(3)(4)(5)	5,603,127
$	2,150,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(4)	2,332,750
	3,850,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(3)(4)	3,942,539
	4,095,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	4,095,000
		HSBC Holdings plc
	4,275,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(3)(4)	4,333,824
	5,220,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(4)	5,376,600
	5,925,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(4)	6,265,687
	6,145,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(3)(4)	6,004,894
	5,000,000	Standard Chartered plc 5 year USD Swap + 5.723%, 7.75%, 04/02/2023(1)(3)(4)	5,325,000
		UniCredit S.p.A.
EUR	3,125,000	5 year USD Swap + 4.925%, 5.38%, 06/03/2025(3)(4)(5)	3,766,171
	1,800,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(3)(4)(5)	2,362,633

			76,896,137

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.8% - (continued)
		Commercial Services - 0.4%
$	10,145,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	$10,474,712
	3,625,000	Herc Rentals, Inc. 7.75%, 06/01/2024(1)	3,913,188

			14,387,900

		Diversified Financial Services - 0.4%
	9,950,000	Navient Corp. 5.88%, 10/25/2024	9,751,000
	4,825,000	Springleaf Finance Corp. 6.88%, 03/15/2025	4,873,250

			14,624,250

		Electric - 0.1%
	3,465,000	GenOn Energy, Inc. 7.88%, 06/15/2017(6)	2,893,275

		Energy - Alternate Sources - 0.2%
	7,135,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	6,956,625

		Entertainment - 0.2%
	6,750,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	6,886,350

		Food - 0.4%
	3,000,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.63%, 06/15/2024	2,793,750
GBP	851,568	Iceland Bondco plc 3 mo. GBP LIBOR+ 4.25%, 5.04%, 07/15/2020(1)(4)	1,166,609
$	5,000,000	Marb BondCo plc 6.88%, 01/19/2025(1)	4,700,000
	7,835,000	MARB BondCo plc 7.00%, 03/15/2024(1)	7,492,297

			16,152,656

		Household Products - 0.2%
	10,000,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021	7,300,000

		Household Products/Wares - 0.2%
EUR	8,700,000	Diamond BC B.V. 5.63%, 08/15/2025(5)	10,039,120

		Insurance - 0.3%
$	7,200,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	5,688,000
	7,500,000	HUB International Ltd. 7.00%, 05/01/2026(1)(7)	7,509,375

			13,197,375

		Iron/Steel - 0.6%
	8,000,000	AK Steel Corp. 7.00%, 03/15/2027	7,760,000
	7,825,000	CSN Islands XI Corp. 6.88%, 09/21/2019(5)	7,844,562
	6,000,000	CSN Resources S.A. 7.63%, 02/13/2023(1)	5,715,000
	5,000,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(5)	5,064,180

			26,383,742

The accompanying notes are an integral part of these financial statements.

55

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.8% - (continued)
		Machinery - Construction & Mining - 0.1%
$	5,395,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	$5,737,313

		Media - 0.4%
	12,000,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	11,460,000
	4,020,000	Vrio Finco LLC 6.25%, 04/04/2023(1)	4,050,150

			15,510,150

		Metal Fabricate/Hardware - 0.2%
	10,000,000	Hillman Group, Inc. 6.38%, 07/15/2022(1)(8)	9,675,800

		Mining - 0.3%
	3,575,000	Constellium N.V. 6.63%, 03/01/2025(1)	3,624,156
		First Quantum Minerals Ltd.
	5,645,000	7.25%, 04/01/2023(1)	5,629,759
	3,775,000	7.50%, 04/01/2025(1)	3,732,720

			12,986,635

		Miscellaneous Manufacturing - 0.1%
	4,000,000	Bombardier, Inc. 5.75%, 03/15/2022(1)	4,010,000

		Oil & Gas - 0.9%
	5,000,000	Chesapeake Energy Corp. 8.00%, 06/15/2027(1)	4,812,500
	4,000,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	4,180,000
		MEG Energy Corp.
	4,000,000	6.38%, 01/30/2023(1)	3,610,000
	8,230,000	6.50%, 01/15/2025(1)	8,231,646
	4,130,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(1)	4,202,886
	6,100,000	Sable Permian Resources LLC / AEPB Finance Corp. 3 mo. USD LIBOR + 6.500%, 8.86%, 08/01/2019(1)(4)	5,398,500
	5,060,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	4,756,400

			35,191,932

		Pharmaceuticals - 0.5%
	6,500,000	Endo Finance LLC / Endo Finco, Inc. 7.25%, 01/15/2022(1)	5,508,750
	5,715,000	NVA Holdings, Inc. 6.88%, 04/01/2026(1)	5,757,862
		Valeant Pharmaceuticals International, Inc.
	7,000,000	5.88%, 05/15/2023(1)	6,431,250
	1,925,000	9.00%, 12/15/2025(1)	1,949,063

			19,646,925

		Retail - 0.4%
	4,975,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	5,030,123
	4,200,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 01/15/2022	3,958,500
	10,000,000	Staples, Inc. 8.50%, 09/15/2025(1)	9,350,000

			18,338,623

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.8% - (continued)
		Software - 0.1%
EUR	2,400,000	TeamSystem S.p.A. 3 mo. EURIBOR + 4.000%, 4.00%, 04/15/2023(1)(4)	$2,921,860

		Telecommunications - 0.2%
$	5,000,000	Frontier Communications Corp. 8.50%, 04/01/2026(1)	4,862,500
	5,000,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	5,262,190

			10,124,690

		Textiles - 0.1%
	1,705,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(1)(8)	1,747,625
EUR	1,915,000	5.38%, 05/01/2023(1)(8)	2,364,586

			4,112,211

		Toys/Games/Hobbies - 0.2%
$	8,725,000	Mattel, Inc. 6.75%, 12/31/2025(1)	8,494,660

		Transportation - 0.5%
	4,370,000	Hertz Corp. 7.63%, 06/01/2022(1)	4,451,938
		Rumo Luxembourg S.a.r.l.
	10,000,000	5.88%, 01/18/2025(1)	9,762,500
	4,580,000	7.38%, 02/09/2024(1)	4,861,670

			19,076,108

		Water - 0.1%
	3,860,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	3,811,750

		Total Corporate Bonds (cost $402,859,916)	$395,215,934

SENIOR FLOATING RATE INTERESTS - 88.2%(9)
		Advertising - 0.6%
$	18,832,569	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 09/26/2021	$15,357,584
	8,030,075	Entravision Communications Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/29/2024	8,009,999

			23,367,583

		Aerospace/Defense - 1.7%
	15,316,613	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 12/11/2024	15,364,553
		TransDigm, Inc.
	14,569,814	1 mo. USD LIBOR + 2.750%, 4.65%, 05/14/2022	14,627,219
	39,840,685	1 mo. USD LIBOR + 2.750%, 4.79%, 06/09/2023	39,999,251

			69,991,023

		Agriculture - 0.1%
	3,921,473	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.15%, 11/15/2021	3,681,283

The accompanying notes are an integral part of these financial statements.

56

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Airlines - 0.7%
$	28,410,101	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 04/28/2023	$28,420,329

		Auto Manufacturers - 0.4%
	14,842,800	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 11/06/2024	14,926,365

		Beverages - 0.3%
	12,623,458	Jacobs Douwe Egberts International B.V. 3 mo. USD LIBOR + 2.250%, 4.06%, 07/02/2022	12,712,832

		Biotechnology - 0.8%
	32,833,544	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/15/2022	32,997,712

		Chemicals - 2.2%
	13,639,204	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.66%, 04/03/2025	13,679,031
EUR	6,350,494	Chemours Company (The) EURIBOR + 2.000%, 2.50%, 03/21/2025	7,691,247
	9,301,688	Diamond (BC) B.V. EURIBOR + 3.250%, 0.00%, 09/06/2024(8)	11,166,779
$	13,937,956	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.47%, 06/09/2023	14,059,913
	4,818,691	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	4,867,649
	11,120,057	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	11,233,037
	27,179,750	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 07/01/2024	27,404,798

			90,102,454

		Coal - 0.7%
		Ascent Resources - Marcellus LLC
	1,835,000	0.00%, 08/04/2021(6)(7)	55,050
	15,944,225	PRIME + 3.250%, 8.00%, 08/04/2020	8,809,184
	18,843,650	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.11%, 03/28/2022	18,378,401

			27,242,635

		Commercial Services - 7.3%
	10,075,615	Allied Universal Holdco LLC 3 mo. USD LIBOR + 3.750%, 6.05%, 07/28/2022	9,871,987
	17,872,211	Avis Budget Car Rental, LLC 3 mo. USD LIBOR + 2.000%, 4.31%, 02/13/2025	18,006,252
		Brickman Group Ltd. LLC
	32,414,767	1 mo. USD LIBOR + 3.000%, 4.90%, 12/18/2020	32,581,054
	5,576,011	1 mo. USD LIBOR + 6.500%, 8.39%, 12/17/2021	5,603,891

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Commercial Services - 7.3% - (continued)
$	6,514,267	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 7.91%, 03/24/2025	$6,579,410
	3,660,850	Ceridian HCM Holding, Inc. 0.00%, 04/05/2025(7)(8)	3,666,964
	8,557,054	DuPage Medical Group, Ltd. 1 mo. USD LIBOR + 2.750%, 4.65%, 08/15/2024	8,557,054
	18,772,523	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.65%, 06/30/2023	18,827,339
	8,128,504	ON Assignment, Inc. 0.00%, 02/21/2025(7)(8)	8,163,050
	17,317,332	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/15/2023	17,382,272
	9,604,836	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 06/01/2023	9,652,860
	32,632,222	ServiceMaster Co. 1 mo. USD LIBOR + 2.500%, 4.40%, 11/08/2023	32,836,173
	26,727,581	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/06/2024	25,858,935
EUR	12,000,000	Techem GmbH EURIBOR + 3.000%, 3.00%, 10/02/2024	14,510,759
$	37,399,925	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/01/2024	37,602,633
	18,140,106	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 04/10/2023	18,170,945
	11,993,188	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 6.99%, 11/29/2024	12,128,111
	14,995,188	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 12/07/2023	15,070,163

			295,069,852

		Construction Materials - 0.4%
	9,055,000	Pisces Midco, Inc. 0.00%, 04/12/2025(7)(8)	9,134,231
	5,386,500	Summit Materials Companies I, LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 11/21/2024	5,411,763

			14,545,994

		Distribution/Wholesale - 0.6%
		PowerTeam Services LLC
	19,814,119	3 mo. USD LIBOR + 3.250%, 5.55%, 02/27/2025(8)	19,801,834
	2,330,000	3 mo. USD LIBOR + 7.250%, 9.55%, 02/27/2026	2,330,000

			22,131,834

		Diversified Financial Services - 3.2%
	14,859,850	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.05%, 04/04/2024	14,922,559

The accompanying notes are an integral part of these financial statements.

57

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Diversified Financial Services - 3.2% - (continued)
$	19,225,000	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/28/2025	$19,195,009
		EVO Payments International LLC
	16,263,350	1 mo. USD LIBOR + 4.000%, 5.90%, 12/22/2023(8)	16,446,313
	2,150,000	1 mo. USD LIBOR + 9.000%, 10.90%, 11/15/2024	2,160,750
	11,461,931	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/27/2022	11,576,550
	5,671,725	Focus Financial Partners LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 07/03/2024	5,700,083
	10,000,000	GreenSky Holdings LLC 0.00%, 03/29/2025(7)(8)	10,025,000
EUR	18,534,055	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	22,368,737
$	5,255,212	NFP Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/08/2024	5,276,023
	4,502,400	NN, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 04/02/2021	4,496,772
	13,375,688	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 10/12/2023	13,453,668
	3,971,895	Walter Investment Management Corp. 1 mo. USD LIBOR + 6.000%, 7.90%, 06/30/2022	3,728,616

			129,350,080

		Electric - 1.8%
	32,034,387	Calpine Construction Finance Company, L.P. 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2025	32,079,555
	10,650,000	Chief Exploration & Development LLC 2 mo. USD LIBOR + 6.500%, 8.42%, 05/16/2021	10,523,585
	5,659,306	ExGen Texas Power LLC 3 mo. USD LIBOR + 4.750%, 6.44%, 09/16/2021	3,537,066
	10,304,425	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.65%, 06/02/2024	10,385,212
	15,141,250	NRG Energy, Inc. 3 mo. USD LIBOR + 1.750%, 4.05%, 06/30/2023	15,176,226

			71,701,644

		Electrical Components & Equipment - 0.1%
	665,000	American Traffic Solutions, Inc. 1 mo. USD LIBOR + 7.750%, 9.64%, 02/23/2026	671,650
	3,750,000	ATS Consolidated, Inc. 1 mo. USD LIBOR + 3.750%, 5.64%, 02/28/2025	3,776,550

			4,448,200

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Energy - Alternate Sources - 1.6%
$	13,316,335	AES Corp. 3 mo. USD LIBOR + 1.750%, 3.69%, 05/31/2022	$13,330,184
	18,560,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 6.36%, 10/31/2024	18,638,323
	5,082,263	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.15%, 10/30/2024	5,088,615
	3,641,233	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.81%, 12/31/2023	3,655,799
	23,576,028	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 08/04/2023	23,730,688

			64,443,609

		Engineering & Construction - 1.1%
	30,737,725	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.61%, 06/21/2024	31,018,361
	5,035,405	DG Investment Intermediate Holdings 2, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 02/03/2025(10)	5,029,111
	539,508	3 mo. USD LIBOR + 3.000% 1.50%, 02/03/2025(10)	538,833
	1,360,000	3 mo. USD LIBOR + 6.750%, 9.05%, 02/02/2026	1,366,800
	6,494,914	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.41%, 03/23/2025	6,573,373

			44,526,478

		Entertainment - 1.0%
	14,194,929	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.15%, 10/03/2023	14,286,203
	10,827,311	CityCenter Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 04/18/2024	10,873,976
	2,200,000	NAI Entertainment Holdings LLC 0.00%, 04/23/2025(7)(8)	2,206,424
	13,869,863	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.73%, 08/14/2024	13,950,030

			41,316,633

		Environmental Control - 0.3%
	11,324,757	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.00%, 11/10/2023	11,390,780

		Food - 2.5%
	4,605,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	4,628,025
EUR	11,250,000	Froneri International plc EURIBOR + 2.625%, 2.63%, 01/22/2025	13,614,569
$	16,865,204	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/03/2022	16,987,477

The accompanying notes are an integral part of these financial statements.

58

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Food - 2.5% - (continued)
$	32,453,074	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.68%, 10/30/2022	$32,405,692
	29,437,425	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 05/24/2024	29,563,712
	3,491,250	Utz Quality Foods LLC 1 mo. USD LIBOR + 3.500%, 5.40%, 11/21/2024	3,522,881

			100,722,356

		Food Service - 0.5%
	11,745,563	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 03/11/2025	11,818,972
	9,566,816	Hearthside Group Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 06/02/2021	9,584,801

			21,403,773

		Healthcare - Products - 2.3%
	4,054,838	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 5.90%, 11/21/2024	4,097,576
	5,494,120	Immucor, Inc. 3 mo. USD LIBOR + 5.000%, 7.30%, 06/15/2021	5,610,870
	20,649,453	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/01/2024	20,715,738
	18,904,719	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 02/02/2024	19,018,147
	10,278,350	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 09/27/2024	10,310,521
	41,105,427	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 09/07/2023	31,617,061

			91,369,913

		Healthcare - Services - 4.8%
	14,250,000	Air Medical Group Holdings Inc 1 mo. USD LIBOR + 4.250%, 6.15%, 03/14/2025	14,398,485
	7,475,568	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.28%, 07/01/2021	6,676,654
	12,760,140	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.250%, 5.23%, 01/27/2021	12,366,745
	2,800,000	DuPage Medical Group, Ltd. 1 mo. USD LIBOR + 7.000%, 8.90%, 08/15/2025	2,807,000
	17,455,004	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.91%, 12/01/2023	17,511,733
		Genoa, a QoL Healthcare Co. LLC
	9,599,373	1 mo. USD LIBOR + 3.250%, 5.15%, 10/28/2023	9,650,346
	1,750,000	1 mo. USD LIBOR + 8.000%, 9.90%, 10/25/2024	1,767,500

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Healthcare - Services - 4.8% - (continued)
$	10,519,057	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.13%, 04/28/2022	$10,566,393
	15,512,664	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.61%, 08/18/2022	15,591,933
	26,991,837	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 06/07/2023	27,123,018
	34,685,566	Opal Acquisition, Inc. 3 mo. USD LIBOR + 4.000%, 6.31%, 11/27/2020(8)	33,991,854
	13,717,675	Ortho-Clinical Diagnostics S.A. 1 mo. USD LIBOR + 3.750%, 5.65%, 06/30/2021	13,803,411
	14,123,314	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.16%, 09/02/2024	14,145,347
		U.S. Renal Care, Inc.
	11,916,396	3 mo. USD LIBOR + 4.250%, 6.55%, 12/31/2022	11,856,813
	1,950,000	3 mo. USD LIBOR + 8.000%, 10.30%, 12/31/2023	1,954,875

			194,212,107

		Home Furnishings - 0.2%
	9,128,947	Hillman Group, Inc. 3 mo. USD LIBOR + 3.500%, 5.80%, 06/30/2021	9,216,402

		Household Products - 0.3%
	12,872,738	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	12,848,665

		Insurance - 3.2%
		Asurion LLC
	9,125,952	1 mo. USD LIBOR + 2.750%, 4.65%, 11/03/2023	9,188,739
	10,550,000	1 mo. USD LIBOR + 6.000%, 7.90%, 08/04/2025	10,834,850
	13,175,808	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 04/17/2020	13,159,338
	4,520,000	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.40%, 02/22/2023	4,593,450
	19,915,000	Hub International Ltd. 0.00%, 04/25/2025(7)(8)	20,031,104
		Sedgwick Claims Management Services, Inc.
	28,279,721	1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2021	28,285,660
	16,125,000	1 mo. USD LIBOR + 5.750%, 7.65%, 02/28/2022	16,245,938
	27,969,600	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 05/16/2024(8)	28,062,739

			130,401,818

		Internet - 0.3%
	11,211,401	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 04/04/2021	10,755,994

The accompanying notes are an integral part of these financial statements.

59

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		IT Services - 0.2%
$	8,835,600	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 07/01/2024	$8,887,112

		Leisure Time - 3.4%
		Aristocrat Leisure Ltd.
	16,345,572	3 mo. USD LIBOR + 2.000%, 4.36%, 10/20/2021	16,434,982
	8,104,688	3 mo. USD LIBOR + 2.000%, 4.36%, 10/19/2024	8,145,211
	59,544,315	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/22/2024	60,015,906
	17,128,529	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/21/2024	17,101,809
	23,021,384	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.18%, 04/17/2024	23,165,268
	10,445,690	Lindblad Expeditions, Inc. 6 mo. USD LIBOR + 3.500%, 5.95%, 03/21/2025	10,550,146

			135,413,322

		Lodging - 2.2%
	60,837,525	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/06/2024	60,943,991
	25,816,038	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.41%, 06/08/2023	25,894,002

			86,837,993

		Machinery - Diversified - 1.9%
		Gardner Denver, Inc.
EUR	15,863,132	EURIBOR + 3.000%, 3.00%, 07/30/2024	19,137,732
$	13,126,612	3 mo. USD LIBOR + 2.750%, 5.05%, 07/30/2024	13,197,233
		Gates Global LLC
EUR	12,672,320	EURIBOR + 3.000%, 3.00%, 04/01/2024	15,303,089
$	13,889,468	3 mo. USD LIBOR + 2.750%, 5.05%, 04/01/2024	13,962,943
		Zodiac Pool Solutions LLC
EUR	9,740,000	0.00%, 03/07/2025(7)(8)	11,779,664
$	4,375,000	0.00%, 03/31/2025(7)(8)	4,391,406

			77,772,067

		Media - 10.8%
		Advantage Sales & Marketing, Inc.
	11,133,538	1 mo. USD LIBOR + 3.250%, 5.15%, 07/23/2021	10,634,867
	5,130,000	1 mo. USD LIBOR + 6.500%, 8.40%, 07/25/2022	4,725,294
		Altice Financing S.A.
EUR	2,771,075	EURIBOR + 2.750%, 2.75%, 01/31/2026	3,324,230
$	20,730,825	3 mo. USD LIBOR + 2.750%, 5.10%, 01/31/2026	20,437,069
	12,897,525	Altice U.S. Finance I Corp. 1 mo. USD LIBOR + 2.250%, 4.15%, 07/28/2025	12,877,405

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Media - 10.8% - (continued)
$	29,477,857	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.91%, 04/30/2025	$29,593,705
EUR	8,475,000	Crown Finance US, Inc. EURIBOR + 2.625%, 2.63%, 02/28/2025	10,226,424
		CSC Holdings LLC
$	22,634,029	1 mo. USD LIBOR + 2.250%, 4.15%, 07/17/2025	22,554,810
	3,250,000	1 mo. USD LIBOR + 2.500%, 4.40%, 01/25/2026	3,250,000
	891,651	Dex Media, Inc. 1 mo. USD LIBOR + 10.000%, 11.91%, 07/29/2021	909,484
	4,488,158	Getty Images, Inc. 3 mo. USD LIBOR + 3.500%, 5.80%, 10/18/2019	4,257,377
	9,785,475	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 4.66%, 10/04/2024	9,793,597
	5,850,000	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/31/2025	5,885,860
	17,297,431	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 11/15/2024	17,373,194
		Numericable Group S.A.
EUR	2,638,350	EURIBOR + 3.000%, 3.00%, 07/31/2025	3,115,595
$	10,018,800	1 mo. USD LIBOR + 2.750%, 4.65%, 07/31/2025	9,841,668
	13,862,423	3 mo. USD LIBOR + 3.000%, 5.35%, 01/31/2026	13,643,674
		PSAV Holdings LLC
	25,195,000	3 mo. USD LIBOR + 3.250%, 5.20%, 03/01/2025	25,218,683
	8,180,000	3 mo. USD LIBOR + 7.250%, 9.26%, 09/01/2025	8,139,100
	13,481,832	Quebecor Media, Inc. 3 mo. USD LIBOR + 2.250%, 4.09%, 08/17/2020	13,509,874
	6,805,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 08/17/2024	6,864,544
	57,470,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(7)(8)	57,709,650
	24,008,253	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/27/2024	24,038,263
	9,820,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/15/2026	9,799,869
EUR	3,295,000	Unitymedia Hessen GmbH & Co. KG EURIBOR + 2.750%, 2.75%, 01/15/2027	3,983,179
$	16,975,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	17,010,308
	15,675,000	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 08/09/2024	15,770,461

The accompanying notes are an integral part of these financial statements.

60

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Media - 10.8% - (continued)
$	24,490,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	$24,594,572
GBP	14,075,000	Virgin Media Investment Holdings Ltd. LIBOR - GBP + 3.250%, 3.78%, 11/15/2027	19,316,587
$	25,900,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.40%, 04/15/2025(8)	25,767,910

			434,167,253

		Metal Fabricate/Hardware - 0.3%
	1,965,735	NN, Inc. 1 mo. USD LIBOR + 3.750%, 5.65%, 10/19/2022	1,963,278
	8,725,673	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/21/2024	8,784,571

			10,747,849

		Miscellaneous Manufacturing - 0.9%
EUR	6,955,000	CTC AcquiCo GmbH 0.00%, 03/07/2025(8)(10)	8,390,289
	24,875,000	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/20/2024	24,941,665
		Mavis Tire Express Services Corp.
	434,693	3 mo. USD LIBOR + 3.250% 1.12%, 03/20/2025(10)	434,149
	2,715,307	1 mo. USD LIBOR + 3.250%, 5.15%, 03/20/2025	2,711,913

			36,478,016

		Oil & Gas - 3.3%
	1,314,776	Ameriforge Group, Inc. 1.000%, 5.65%, 06/08/2022	1,312,580
	10,406,350	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.31%, 06/24/2024	10,497,406
	12,445,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.65%, 12/31/2022	12,697,758
	6,600,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.44%, 08/23/2021	6,979,500
	27,931,174	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 3.90%, 02/02/2024	27,947,095
		Fieldwood Energy LLC
	10,464,446	3 mo. USD LIBOR + 2.875%, 0.00%, 09/28/2018	10,490,607
	8,500,000	1 mo. USD LIBOR + 7.000%, 0.00%, 08/31/2020	8,563,750
	5,050,000	0.00%, 04/11/2023(7)(8)	4,866,937
	5,186,577	KCA Deutag U.S. Finance LLC 3 mo. USD LIBOR + 5.750%, 7.65%, 05/15/2020	5,188,807
	14,097,989	Philadelphia Energy Solutions LLC PRIME + 4.000%, 8.75%, 04/04/2019	12,829,170

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Oil & Gas - 3.3% - (continued)
$	6,295,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	$6,326,475
	12,500,000	Ultra Resources, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 04/12/2024	11,687,500
	13,767,035	Vine Oil & Gas LP 1 mo. USD LIBOR + 6.875%, 8.78%, 12/12/2021	13,801,453

			133,189,038

		Oil & Gas Services - 0.8%
	17,623,991	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 4.90%, 11/23/2020	17,399,285
EUR	3,983,402	EG Group Ltd. 0.00%, 02/06/2025(7)(8)	4,798,275
		Utex Industries, Inc.
$	7,014,946	1 mo. USD LIBOR + 4.000%, 5.90%, 05/22/2021	6,892,184
	3,000,000	1 mo. USD LIBOR + 7.250%, 9.15%, 05/22/2022	2,893,500

			31,983,244

		Packaging & Containers - 3.1%
		Berlin Packaging LLC
	1,132,506	1 mo. USD LIBOR + 3.250%, 5.07%, 10/01/2021	1,133,446
	5,313,000	1 mo. USD LIBOR + 6.750%, 8.64%, 10/01/2022	5,324,954
		Berry Global, Inc.
	11,872,184	1 mo. USD LIBOR + 2.000%, 3.90%, 02/08/2020	11,936,531
	2,767,050	1 mo. USD LIBOR + 2.000%, 3.90%, 01/19/2024	2,781,383
	12,821,987	1 mo. USD LIBOR + 2.000%, 3.90%, 10/01/2022	12,899,432
EUR	4,270,000	Crown Americas LLC EURIBOR + 2.375%, 2.38%, 01/18/2025	5,199,146
$	5,675,000	Crown Americas LLC 3 mo. USD LIBOR + 2.000%, 4.31%, 01/29/2025	5,721,138
	19,399,050	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.31%, 12/29/2023	19,492,941
	5,401,463	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 4.15%, 10/31/2024	5,423,987
	7,168,975	Plastipak Holdings, Inc. PRIME + 1.750%, 6.50%, 10/14/2024	7,193,636
		Proampac PG Borrower LLC
	7,904,463	1 mo. USD LIBOR + 3.500%, 5.40%, 11/18/2023(8)	7,959,794
	3,105,000	1 mo. USD LIBOR + 8.500%, 10.40%, 11/18/2024	3,161,294
	34,080,240	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/05/2023	34,293,242

			122,520,924

The accompanying notes are an integral part of these financial statements.

61

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Pharmaceuticals - 1.7%
$	4,000,000	Amneal Pharmaceuticals LLC 0.00%, 03/07/2025(7)(8)	$4,015,000
	24,166,375	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.19%, 04/29/2024(8)	24,015,335
	4,430,000	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 5.05%, 02/02/2025	4,446,613
		Quintiles IMS, Inc.
	8,591,206	3 mo. USD LIBOR + 2.000%, 4.30%, 03/07/2024	8,640,605
	3,318,325	3 mo. USD LIBOR + 2.000%, 4.30%, 01/17/2025	3,333,257
	24,591,398	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 04/01/2022	24,852,804

			69,303,614

		Real Estate - 1.1%
	9,861,032	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.36%, 11/04/2021	9,874,739
	33,719,318	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 12/20/2024	33,836,324

			43,711,063

		REITS - 0.8%
	31,649,100	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 3.90%, 04/25/2023	31,812,409

		Retail - 4.7%
		Albertsons LLC
	24,100,982	1 mo. USD LIBOR + 2.750%, 4.65%, 08/25/2021	23,859,972
	4,000,524	3 mo. USD LIBOR + 3.000%, 5.29%, 12/21/2022	3,968,039
	20,039,300	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.90%, 09/25/2024	20,164,546
		Coty, Inc.
EUR	11,365,000	0.00%, 04/05/2025(7)(8)	13,765,543
$	41,121,914	1 mo. USD LIBOR + 2.250%, 4.13%, 04/07/2025	41,070,512
	8,766,065	HD Supply, Inc. 3 mo. USD LIBOR + 2.250%, 4.55%, 08/13/2021	8,820,853
	9,042,944	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 01/30/2023	9,092,409
	5,785,761	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.14%, 10/25/2020	5,086,205
	10,621,990	Petco Animal Supplies, Inc. 3 mo. USD LIBOR + 3.250%, 5.61%, 01/26/2023	7,270,115
	13,775,406	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 4.89%, 03/11/2022	10,810,250

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Retail - 4.7% - (continued)
$	8,000,000	Smart & Final Stores LLC 1 mo. USD LIBOR + 3.500%, 5.40%, 11/15/2022	$7,815,040
	14,276,064	Sports Authority, Inc. 0.00%, 11/16/2018(6)(10)	2,855
	21,032,288	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.79%, 09/12/2024	20,791,678
	16,286,842	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 06/27/2023	16,425,280

			188,943,297

		Semiconductors - 0.1%
	4,816,350	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 04/04/2024	4,828,391

		Software - 8.5%
		Almonde, Inc.
	23,591,450	3 mo. USD LIBOR + 3.500%, 5.48%, 06/13/2024	23,567,387
	7,320,000	3 mo. USD LIBOR + 7.250%, 9.23%, 06/13/2025	7,230,330
	19,884,041	CDW LLC 3 mo. USD LIBOR + 1.750%, 4.06%, 08/17/2023	19,990,221
	26,383,003	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2024	26,481,939
	12,505,500	Cypress Intermediate Holdings III, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 04/27/2024	12,565,401
	15,620,135	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.16%, 06/01/2022	15,695,736
		First Data Corp.
	26,832,549	1 mo. USD LIBOR + 2.250%, 4.15%, 07/08/2022	26,926,463
	35,439,548	1 mo. USD LIBOR + 2.250%, 4.15%, 04/26/2024	35,559,689
	18,547,358	Global Payments Inc. 1 mo. USD LIBOR + 1.750%, 3.65%, 04/21/2023	18,669,956
	10,092,461	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 02/15/2024	10,136,666
		Hyland Software, Inc.
	9,974,723	1 mo. USD LIBOR + 3.250%, 5.14%, 07/01/2022	10,055,817
	1,020,000	1 mo. USD LIBOR + 7.000%, 8.89%, 07/07/2025	1,028,925
		Infor U.S., Inc.
EUR	3,696,174	EURIBOR + 2.250%, 3.25%, 02/01/2022	4,470,328
$	11,336,914	1 mo. USD LIBOR + 2.750%, 4.65%, 02/01/2022	11,381,808
	1,941,416	MA FinanceCo LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	1,934,621

The accompanying notes are an integral part of these financial statements.

62

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Software - 8.5% - (continued)
$	14,662,905	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 5.500%, 7.86%, 10/31/2022	$14,733,140
	13,110,859	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	13,064,971
		SkillSoft Corp.
	20,450,000	3 mo. USD LIBOR + 4.750%, 6.65%, 04/28/2021	19,350,813
	8,950,000	3 mo. USD LIBOR + 8.250%, 10.15%, 04/28/2022	7,604,278
	7,934,782	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 04/16/2025(8)(10)	7,984,374
	21,445,950	SS&C Technologies, Inc. 0.00%, 04/16/2025(8)(10)	21,579,988
	29,773,540	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 06/30/2023	29,951,289

			339,964,140

		Telecommunications - 5.0%
	9,900,000	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.10%, 07/15/2025	9,793,278
	10,792,500	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 01/31/2025(8)	10,626,080
	5,000,000	Frontier Communications Corp. 1 mo. USD LIBOR + 3.750%, 5.66%, 06/15/2024	4,935,950
	44,352,500	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/22/2024	44,537,450
	61,376,683	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.44%, 02/02/2024	61,530,125
		Syniverse Holdings, Inc.
	6,125,000	1 mo. USD LIBOR + 5.000%, 6.90%, 03/09/2023	6,187,965
	1,090,000	1 mo. USD LIBOR + 9.000%, 10.90%, 03/11/2024	1,101,358
	14,720,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 03/01/2026	14,780,794
	14,405,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 09/30/2025	14,379,791
	19,930,129	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/15/2024	19,641,939
	13,776,986	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/19/2024(8)	13,867,363

			201,382,093

		Textiles - 0.2%
		International Textile Group, Inc
	3,500,000	0.00%, 04/18/2025(8)(9)	3,504,375
	3,500,000	0.00%, 04/18/2026(8)(9)	3,395,000

			6,899,375

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.2%(9) - (continued)
		Transportation - 0.2%
$	7,887,944	Kenan Advantage Group, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 07/31/2022	$7,917,523

		Total Senior Floating Rate Interests (cost $3,572,054,809)	$3,546,057,071

COMMON STOCKS - 0.4%
		Consumer Services - 0.0%
	57,891	Caesars Entertainment Corp.*	$657,063

		Energy - 0.1%
	418,220,006	KCA Deutag(1)(11)(12)(13)	2,489,664
	43,330	Paragon Offshore Ltd., Litigation	454,594
	389,285	Templar Energy LLC Class A*	389,285

			3,333,543

		Insurance - 0.3%
	175,508	AFG Holdings, Inc.	10,530,480

		Media - 0.0%
	15,581	F & W Publications, Inc.(11)(12)(13)	—

		Utilities - 0.0%
	70,000,000	TCEH Corp.*(11)(12)(13)	70

		Total Common Stocks (cost $15,952,846)	$14,521,156

ESCROWS - 0.0%
		Energy - Alternate Sources - 0.0%
	160,856	Paragon Offshore Ltd., Escrow*	$—

		Total Escrows (cost $—)	$—

EXCHANGE-TRADED FUNDS - 0.5%
		Other Investment Pools & Funds - 0.5%
	422,200	SPDR Blackstone / GSO Senior Loan ETF	$20,029,168

		Total Exchange-Traded Funds (cost $20,012,280)	$20,029,168

		Total Long-Term Investments (cost $4,010,879,851)	$3,975,823,329

SHORT-TERM INVESTMENTS - 4.0%
		Other Investment Pools & Funds - 4.0%
	160,241,198	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(14)	$160,241,198

		Total Short-Term Investments (cost $160,241,198)	$160,241,198

Total Investments (cost $4,171,121,049)	102.9%	$4,136,064,527
Other Assets and Liabilities	(2.9)%	(117,086,736)

Total Net Assets	100.0%	$4,018,977,791

The accompanying notes are an integral part of these financial statements.

63

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $296,082,463, which represented 7.4% of total net assets.

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $39,549,156, which represented 1.0% of total net assets.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $403,122,336 at April 30, 2018.

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(10)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2018, the aggregate value of the unfunded commitment was $43,959,599, which rounds to zero percent of total net assets.

(11)	Investment valued using significant unobservable inputs.

(12)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $2,489,734, which represented 0.1% of total net assets.

(13)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $2,489,734, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(14)	Current yield as of period end.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.30.V1	USD	37,070,000	(5.00%)	06/20/23	Quarterly	$2,228,299	$2,724,541	$496,242

Total						$2,228,299	$2,724,541	$496,242

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

64

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Total Return Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Markit IBOXX USD Leverage Liquid Index	JPM	USD	25,000,000	1.00%	06/20/18	Quarterly	$—	$(55,820)	$98,301	$154,121

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,161,000	EUR	2,648,796	USD	CBA	05/31/18	$—	$(33,209)
207,549,519	USD	169,704,000	EUR	BCLY	05/31/18	2,146,643	—
2,390,322	USD	1,952,000	EUR	GSC	05/31/18	27,700	—
2,029,104	USD	1,657,000	EUR	ANZ	05/31/18	23,538	—
355,758	USD	290,000	EUR	BNP	05/31/18	4,754	—
1,033,411	USD	853,000	EUR	SSG	05/31/18	974	—
21,320,477	USD	15,286,071	GBP	BNP	05/31/18	245,580	—

Total						$2,449,189	$(33,209)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBA	Commonwealth Bank of Australia
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
SSG	State Street Global Markets LLC

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

65

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$395,215,934	$—	$395,215,934	$—
Senior Floating Rate Interests	3,546,057,071	—	3,546,057,071	—
Common Stocks
Consumer Services	657,063	657,063	—	—
Energy	3,333,543	—	843,879	2,489,664
Insurance	10,530,480	—	10,530,480	—
Media	—	—	—	—
Utilities	70	—	—	70
Escrows	—	—	—	—
Exchange-Traded Funds	20,029,168	20,029,168	—	—
Short-Term Investments	160,241,198	160,241,198	—	—
Foreign Currency Contracts(2)	2,449,189	—	2,449,189	—
Swaps - Credit Default(2)	496,242	—	496,242	—
Swaps - Total Return(2)	154,121	—	154,121	—

Total	$4,139,164,079	$180,927,429	$3,955,746,916	$2,489,734

Liabilities
Foreign Currency Contracts(2)	$(33,209)	$—	$(33,209)	$—

Total	$(33,209)	$—	$(33,209)	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

66

The Hartford Floating Rate High Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.5%
		Advertising - 0.0%
$	300,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$178,500

		Biotechnology - 0.4%
	1,990,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(1)(2)	2,004,925

		Chemicals - 0.3%
	1,375,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	1,306,861

		Coal - 0.3%
	915,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	773,175
	800,000	Peabody Energy Corp. 6.00%, 03/31/2022(1)	821,760

			1,594,935

		Commercial Banks - 2.6%
	1,400,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(4)	1,353,170
EUR	1,000,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(4)(5)	1,284,188
		BNP Paribas S.A.
$	625,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(3)(4)	585,938
	675,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(3)(4)	727,144
EUR	600,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(3)(4)(5)	840,469
$	1,535,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(3)(4)	1,665,475
	1,650,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(3)(4)	1,689,659
	1,000,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	1,000,000
		HSBC Holdings plc
	775,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(3)(4)	785,664
	925,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(3)(4)	952,750
	1,075,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(3)(4)	1,136,812
	500,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(3)(4)	488,600
	600,000	Standard Chartered plc 5 year USD Swap + 5.723%, 7.75%, 04/02/2023(1)(3)(4)	639,000
		UniCredit S.p.A.
EUR	200,000	5 year USD Swap + 4.925%, 5.38%, 06/03/2025(3)(4)(5)	241,035
	725,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(3)(4)(5)	951,616

			14,341,520

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.5% - (continued)
		Commercial Services - 0.8%
$	1,725,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.25%, 03/15/2025(1)	$1,656,000
	1,590,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	1,641,675
	800,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(1)	742,000
	462,000	Herc Rentals, Inc. 7.75%, 06/01/2024(1)	498,729

			4,538,404

		Diversified Financial Services - 0.5%
	1,950,000	Navient Corp. 5.88%, 10/25/2024	1,911,000
	515,000	Springleaf Finance Corp. 6.88%, 03/15/2025	520,150

			2,431,150

		Electric - 0.1%
	865,000	GenOn Energy, Inc. 7.88%, 06/15/2017(6)	722,275

		Energy - Alternate Sources - 0.2%
	1,135,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	1,106,625

		Entertainment - 0.2%
	1,225,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	1,249,745

		Food - 0.5%
	750,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.63%, 06/15/2024	698,438
GBP	129,384	Iceland Bondco plc 3 mo. GBP LIBOR+ 4.25%, 5.04%, 07/15/2020(1)(4)	177,250
$	2,000,000	Marb BondCo plc 6.88%, 01/19/2025(1)	1,880,000

			2,755,688

		Household Products - 0.3%
	2,000,000	Revlon Consumer Products Corp. 5.75%, 02/15/2021	1,460,000

		Household Products/Wares - 0.3%
EUR	1,600,000	Diamond BC B.V. 5.63%, 08/15/2025(5)	1,846,275

		Insurance - 0.6%
$	2,200,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	1,738,000
	1,500,000	HUB International Ltd. 7.00%, 05/01/2026(1)	1,501,875

			3,239,875

		Iron/Steel - 1.1%
	1,725,000	AK Steel Corp. 7.00%, 03/15/2027	1,673,250
	1,700,000	CSN Islands XI Corp. 6.88%, 09/21/2019(5)	1,704,250
	1,250,000	CSN Resources S.A. 7.63%, 02/13/2023(1)	1,190,625
	1,500,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(5)	1,519,254

			6,087,379

The accompanying notes are an integral part of these financial statements.

67

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.5% - (continued)
		Machinery - Construction & Mining - 0.3%
$	1,545,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	$1,643,030

		Media - 0.6%
	2,000,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	1,910,000
	650,000	DISH DBS Corp. 5.88%, 07/15/2022	597,838
	805,000	Vrio Finco LLC 6.25%, 04/04/2023(1)	811,037

			3,318,875

		Metal Fabricate/Hardware - 0.6%
	2,000,000	Hillman Group, Inc. 6.38%, 07/15/2022(1)	1,935,160
	1,150,000	Novelis Corp. 6.25%, 08/15/2024(1)	1,171,563

			3,106,723

		Mining - 0.4%
	400,000	Constellium N.V. 6.63%, 03/01/2025(1)	405,500
		First Quantum Minerals Ltd.
	905,000	7.25%, 04/01/2023(1)	902,557
	800,000	7.50%, 04/01/2025(1)	791,040

			2,099,097

		Miscellaneous Manufacturing - 0.2%
	1,025,000	Bombardier, Inc. 5.75%, 03/15/2022(1)	1,027,563

		Oil & Gas - 1.4%
	1,250,000	Chesapeake Energy Corp. 8.00%, 06/15/2027(1)	1,203,125
	500,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	522,500
		MEG Energy Corp.
	2,000,000	6.38%, 01/30/2023(1)	1,805,000
	2,000,000	6.50%, 01/15/2025(1)	2,000,400
	655,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(1)	666,559
	600,000	Sable Permian Resources LLC / AEPB Finance Corp. 3 mo. USD LIBOR + 6.500%, 8.86%, 08/01/2019(1)(4)	531,000
	935,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	878,900

			7,607,484

		Pharmaceuticals - 0.6%
	1,000,000	Endo Finance LLC / Endo Finco, Inc. 7.25%, 01/15/2022(1)	847,500
	750,000	NVA Holdings, Inc. 6.88%, 04/01/2026(1)	755,625
		Valeant Pharmaceuticals International, Inc.
	1,625,000	5.88%, 05/15/2023(1)	1,492,969
	385,000	9.00%, 12/15/2025(1)	389,812

			3,485,906

		Retail - 0.8%
	830,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	839,196

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.5% - (continued)
		Retail - 0.8% - (continued)
		Ferrellgas L.P. / Ferrellgas Finance Corp.
$	1,250,000	6.50%, 05/01/2021	$1,196,875
	300,000	6.75%, 01/15/2022	282,750
	2,000,000	Staples, Inc. 8.50%, 09/15/2025(1)	1,870,000

			4,188,821

		Software - 0.2%
	371,000	CURO Financial Technologies Corp. 12.00%, 03/01/2022(1)	408,100
EUR	600,000	TeamSystem S.p.A. 3 mo. EURIBOR + 4.000%, 4.00%, 04/15/2023(1)	730,465

			1,138,565

		Telecommunications - 0.2%
$	750,000	Frontier Communications Corp. 8.50%, 04/01/2026(1)	729,375
	450,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(1)	473,597

			1,202,972

		Textiles - 0.2%
	395,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(1)(7)	404,875
EUR	325,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 5.38%, 05/01/2023(1)(7)	401,300

			806,175

		Toys/Games/Hobbies - 0.2%
$	1,330,000	Mattel, Inc. 6.75%, 12/31/2025(1)	1,294,888

		Transportation - 0.5%
	590,000	Hertz Corp. 7.63%, 06/01/2022(1)	601,063
	2,000,000	Rumo Luxembourg S.a.r.l. 5.88%, 01/18/2025(1)	1,952,500

			2,553,563

		Water - 0.1%
	740,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	730,750

		Total Corporate Bonds (cost $80,707,156)	$79,068,569

SENIOR FLOATING RATE INTERESTS - 80.2%(8)
		Advertising - 0.5%
$	3,053,916	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 09/26/2021	$2,490,407

		Aerospace/Defense - 1.3%
	1,880,288	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 12/11/2024	1,886,173
	5,051,921	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.79%, 06/09/2023	5,072,027

			6,958,200

The accompanying notes are an integral part of these financial statements.

68

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Agriculture - 0.1%
$	313,358	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.15%, 11/15/2021	$294,165

		Auto Manufacturers - 0.5%
	2,608,463	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 11/06/2024	2,623,148

		Biotechnology - 1.0%
	5,580,516	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/15/2022	5,608,418

		Chemicals - 1.4%
EUR	1,640,888	Diamond (BC) B.V. EURIBOR + 3.250%, 3.25%, 09/06/2024	1,969,904
$	845,036	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.47%, 06/09/2023	852,430
	586,776	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	592,738
	1,354,099	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	1,367,856
	2,730,306	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 07/01/2024	2,752,912

			7,535,840

		Coal - 0.7%
	430,000	Ascent Resources - Marcellus LLC 0.00%, 08/04/2021(6)(9)	12,900
	1,473,518	PRIME + 3.250%, 8.00%, 08/04/2020	814,119
	2,860,952	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.11%, 03/28/2022	2,790,315

			3,617,334

		Commercial Services - 4.8%
	1,226,532	Allied Universal Holdco LLC 3 mo. USD LIBOR + 3.750%, 6.05%, 07/28/2022	1,201,743
		Brickman Group Ltd. LLC
	2,312,817	1 mo. USD LIBOR + 3.000%, 4.90%, 12/18/2020	2,324,681
	1,679,213	1 mo. USD LIBOR + 6.500%, 8.39%, 12/17/2021	1,687,610
	723,808	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 7.91%, 03/24/2025	731,046
	523,000	Ceridian HCM Holding, Inc. 0.00%, 04/05/2025(9)	523,873
	1,979,747	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.65%, 06/30/2023	1,985,528
	1,981,363	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/15/2023	1,988,793

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Commercial Services - 4.8% - (continued)
$	864,292	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 06/01/2023	$868,614
	3,969,551	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/06/2024	3,840,540
EUR	2,000,000	Techem GmbH EURIBOR + 3.000%, 3.00%, 10/02/2024	2,418,460
$	4,431,550	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/01/2024	4,455,569
	1,821,938	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 6.99%, 11/29/2024	1,842,434
	2,527,500	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 12/07/2023	2,540,137

			26,409,028

		Construction Materials - 0.3%
	1,810,000	Pisces Midco, Inc. 0.00%, 04/12/2025(9)	1,825,837

		Distribution/Wholesale - 0.6%
		PowerTeam Services LLC
	2,921,721	3 mo. USD LIBOR + 3.250%, 5.55%, 02/27/2025	2,919,910
	585,000	3 mo. USD LIBOR + 7.250%, 9.55%, 02/27/2026	585,000

			3,504,910

		Diversified Financial Services - 3.5%
	4,410,000	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/28/2025	4,403,120
		EVO Payments International LLC
	2,002,850	1 mo. USD LIBOR + 4.000%, 5.90%, 12/22/2023	2,025,382
	205,000	1 mo. USD LIBOR + 9.000%, 10.90%, 11/15/2024	206,025
	1,512,615	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/27/2022	1,527,742
	886,125	Focus Financial Partners LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 07/03/2024	890,556
	2,000,000	GreenSky Holdings LLC 0.00%, 03/29/2025(9)	2,005,000
EUR	3,920,241	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	4,731,337
$	739,148	NFP Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/08/2024	742,075
	643,200	NN, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 04/02/2021	642,396
	1,155,375	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 10/12/2023	1,162,111

The accompanying notes are an integral part of these financial statements.

69

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Diversified Financial Services - 3.5% - (continued)
$	496,487	Walter Investment Management Corp. 1 mo. USD LIBOR + 6.000%, 7.90%, 06/30/2022	$466,077

			18,801,821

		Electric - 0.6%
	915,000	Chief Exploration & Development LLC 2 mo. USD LIBOR + 6.500%, 8.42%, 05/16/2021	904,139
	699,244	ExGen Texas Power LLC 3 mo. USD LIBOR + 4.750%, 6.44%, 09/16/2021	437,028
	2,089,997	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.65%, 06/02/2024	2,106,382

			3,447,549

		Electrical Components & Equipment - 0.3%
	645,000	American Traffic Solutions, Inc. 1 mo. USD LIBOR + 7.750%, 9.64%, 02/23/2026	651,450
	935,000	ATS Consolidated, Inc. 1 mo. USD LIBOR + 3.750%, 5.64%, 02/28/2025	941,620

			1,593,070

		Energy - Alternate Sources - 1.7%
	3,095,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 6.36%, 10/31/2024	3,108,061
	1,092,263	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.15%, 10/30/2024	1,093,628
	292,914	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.81%, 12/31/2023	294,086
	4,657,889	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 08/04/2023	4,688,444

			9,184,219

		Engineering & Construction - 1.3%
	4,813,625	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.61%, 06/21/2024	4,857,574
	629,426	DG Investment Intermediate Holdings 2, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 02/03/2025	628,639
		DG Investment Intermediate Holdings 2, Inc.
	67,438	3 mo. USD LIBOR + 3.000% 1.50%, 02/03/2025(10)	67,354
	325,000	3 mo. USD LIBOR + 6.750%, 9.05%, 02/02/2026	326,625
	1,389,364	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.41%, 03/23/2025	1,406,147

			7,286,339

		Entertainment - 0.7%
	1,640,150	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.15%, 10/03/2023	1,650,696

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Entertainment - 0.7% - (continued)
$	800,000	NAI Entertainment Holdings LLC 0.00%, 04/23/2025(9)	$802,336
	1,542,675	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.73%, 08/14/2024	1,551,591

			4,004,623

		Food - 2.2%
	1,195,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	1,200,975
EUR	3,750,000	Froneri International plc EURIBOR + 2.625%, 2.63%, 01/22/2025	4,538,190
$	3,120,491	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.68%, 10/30/2022	3,115,935
	2,533,942	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 05/24/2024	2,544,813
	498,750	Utz Quality Foods LLC 1 mo. USD LIBOR + 3.500%, 5.40%, 11/21/2024	503,268

			11,903,181

		Food Service - 0.6%
	2,004,975	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 03/11/2025	2,017,506
	1,046,929	Hearthside Group Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 06/02/2021	1,048,897

			3,066,403

		Healthcare - Products - 1.7%
	508,725	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 5.90%, 11/21/2024	514,087
	771,239	Immucor, Inc. 3 mo. USD LIBOR + 5.000%, 7.30%, 06/15/2021	787,628
	1,510,080	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 02/02/2024	1,519,141
	1,870,600	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 09/27/2024	1,876,455
	6,162,678	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 09/07/2023	4,740,147

			9,437,458

		Healthcare - Services - 4.1%
	2,370,250	Air Medical Group Holdings Inc 1 mo. USD LIBOR + 4.250%, 6.15%, 03/14/2025	2,394,948
	1,087,257	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.28%, 07/01/2021	971,062
	2,240,607	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.250%, 5.23%, 01/27/2021	2,171,529

The accompanying notes are an integral part of these financial statements.

70

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Healthcare - Services - 4.1% - (continued)
$	1,400,000	DuPage Medical Group, Ltd. 1 mo. USD LIBOR + 7.000%, 8.90%, 08/15/2025	$1,403,500
	851,855	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.91%, 12/01/2023	854,623
		Genoa, a QoL Healthcare Co. LLC
	1,413,556	1 mo. USD LIBOR + 3.250%, 5.15%, 10/28/2023	1,421,062
	750,000	1 mo. USD LIBOR + 8.000%, 9.90%, 10/25/2024	757,500
	2,036,427	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 06/07/2023	2,046,324
	4,567,538	Opal Acquisition, Inc. 3 mo. USD LIBOR + 4.000%, 6.31%, 11/27/2020	4,476,187
	1,761,960	Ortho-Clinical Diagnostics S.A. 1 mo. USD LIBOR + 3.750%, 5.65%, 06/30/2021	1,772,972
	1,733,108	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.16%, 09/02/2024	1,735,812
		U.S. Renal Care, Inc.
	1,477,944	3 mo. USD LIBOR + 4.250%, 6.55%, 12/31/2022	1,470,554
	725,000	3 mo. USD LIBOR + 8.000%, 10.30%, 12/31/2023	726,812

			22,202,885

		Home Furnishings - 0.2%
	959,789	Hillman Group, Inc. 3 mo. USD LIBOR + 3.500%, 5.80%, 06/30/2021	968,983

		Household Products - 0.3%
	1,556,100	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	1,553,190

		Insurance - 3.3%
		Asurion LLC
	284,252	1 mo. USD LIBOR + 2.750%, 4.65%, 11/03/2023	286,207
	1,270,000	1 mo. USD LIBOR + 6.000%, 7.90%, 08/04/2025	1,304,290
	1,554,316	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 04/17/2020	1,552,373
	905,000	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.40%, 02/22/2023	919,706
	3,620,000	Hub International Ltd. 0.00%, 04/25/2025(9)	3,641,105
		Sedgwick Claims Management Services, Inc.
	1,360,000	0.00%, 02/26/2021(7)(9)	1,360,286
	1,974,937	1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2021	1,975,352
	1,500,000	1 mo. USD LIBOR + 5.750%, 7.65%, 02/28/2022	1,511,250

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Insurance - 3.3% - (continued)
$	5,249,900	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 05/16/2024	$5,267,382

			17,817,951

		Internet - 0.2%
	1,267,039	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 04/04/2021	1,215,572

		IT Services - 0.2%
	1,059,675	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 07/01/2024	1,065,853

		Leisure Time - 3.4%
	12,677,903	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/22/2024	12,778,312
	1,372,833	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/21/2024	1,370,692
	2,535,067	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.18%, 04/17/2024	2,550,911
	1,880,172	Lindblad Expeditions, Inc. 6 mo. USD LIBOR + 3.500%, 5.95%, 03/21/2025	1,898,974

			18,598,889

		Lodging - 3.7%
	15,276,713	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/06/2024	15,303,447
	4,607,744	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.41%, 06/08/2023	4,621,659

			19,925,106

		Machinery - Diversified - 2.6%
EUR	4,547,150	Gardner Denver, Inc. EURIBOR + 3.000%, 3.00%, 07/30/2024	5,485,811
		Gates Global LLC
	3,168,080	EURIBOR + 3.000%, 3.00%, 04/01/2024	3,825,772
$	1,015,642	3 mo. USD LIBOR + 2.750%, 5.05%, 04/01/2024	1,021,015
		Zodiac Pool Solutions LLC
EUR	2,655,000	0.00%, 03/07/2025(9)	3,210,986
$	625,000	0.00%, 03/31/2025(9)	627,344

			14,170,928

		Media - 11.5%
		Advantage Sales & Marketing, Inc.
	1,089,108	1 mo. USD LIBOR + 3.250%, 5.15%, 07/23/2021	1,040,327
	570,000	1 mo. USD LIBOR + 6.500%, 8.40%, 07/25/2022	525,033
		Altice Financing S.A.
EUR	1,795,975	EURIBOR + 2.750%, 2.75%, 01/31/2026	2,154,483
$	2,373,075	3 mo. USD LIBOR + 2.750%, 5.10%, 01/31/2026	2,339,448

The accompanying notes are an integral part of these financial statements.

71

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Media - 11.5% - (continued)
$	2,478,763	Altice U.S. Finance I Corp. 1 mo. USD LIBOR + 2.250%, 4.15%, 07/28/2025	$2,474,896
	2,021,049	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.91%, 04/30/2025	2,028,991
EUR	2,540,000	Crown Finance US, Inc. EURIBOR + 2.625%, 2.63%, 02/28/2025	3,064,911
		CSC Holdings LLC
$	2,041,720	1 mo. USD LIBOR + 2.250%, 4.15%, 07/17/2025	2,034,574
	725,000	1 mo. USD LIBOR + 2.500%, 4.40%, 01/25/2026	725,000
	498,684	Getty Images, Inc. 3 mo. USD LIBOR + 3.500%, 5.80%, 10/18/2019	473,042
	771,813	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 4.66%, 10/04/2024	772,453
	1,075,000	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/31/2025	1,081,590
	2,106,239	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 11/15/2024	2,115,464
		Numericable Group S.A.
EUR	1,321,650	EURIBOR + 3.000%, 3.00%, 07/31/2025	1,560,720
$	1,821,600	1 mo. USD LIBOR + 2.750%, 4.65%, 07/31/2025	1,789,394
	1,317,846	3 mo. USD LIBOR + 3.000%, 5.35%, 01/31/2026	1,297,050
		PSAV Holdings LLC
	4,005,000	3 mo. USD LIBOR + 3.250%, 5.20%, 03/01/2025	4,008,765
	2,725,000	3 mo. USD LIBOR + 7.250%, 9.26%, 09/01/2025	2,711,375
	1,360,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 08/17/2024	1,371,900
	6,610,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(9)	6,637,564
	3,056,815	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/27/2024	3,060,636
	1,635,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/15/2026	1,631,648
EUR	1,645,000	Unitymedia Hessen GmbH & Co. KG EURIBOR + 2.750%, 2.75%, 01/15/2027	1,988,567
$	1,895,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	1,898,942
	5,070,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	5,091,649
GBP	1,925,000	Virgin Media Investment Holdings Ltd. LIBOR - GBP + 3.250%, 3.78%, 11/15/2027	2,641,878

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Media - 11.5% - (continued)
EUR	2,000,000	Ziggo Secured Finance B.V. EURIBOR + 3.000%, 3.00%, 04/15/2025	$2,413,098
$	3,850,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.40%, 04/15/2025	3,830,365

			62,763,763

		Metal Fabricate/Hardware - 0.1%
	491,434	NN, Inc. 1 mo. USD LIBOR + 3.750%, 5.65%, 10/19/2022	490,820

		Miscellaneous Manufacturing - 1.3%
EUR	1,350,000	CTC AcquiCo GmbH 0.00%, 03/07/2025(9)	1,628,597
$	5,223,750	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/20/2024	5,237,750
		Mavis Tire Express Services Corp.
	48,299	3 mo. USD LIBOR + 3.250% 1.12%, 03/20/2025(10)	48,238
	301,701	1 mo. USD LIBOR + 3.250%, 5.15%, 03/20/2025	301,324

			7,215,909

		Oil & Gas - 3.3%
	260,799	Ameriforge Group, Inc. 1.000%, 5.65%, 06/08/2022	260,364
	1,339,875	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.31%, 06/24/2024	1,351,599
	1,395,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.65%, 12/31/2022	1,423,332
	625,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.44%, 08/23/2021	660,937
	4,224,045	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 3.90%, 02/02/2024	4,226,453
		Fieldwood Energy LLC
	900,000	0.00%, 04/11/2023(7)(9)	867,375
	2,000,000	3 mo. USD LIBOR + 2.875%, 4.78%, 09/28/2018(7)	2,005,000
	2,250,000	1 mo. USD LIBOR + 7.000%, 8.88%, 08/31/2020	2,266,875
	586,644	KCA Deutag U.S. Finance LLC 3 mo. USD LIBOR + 5.750%, 7.65%, 05/15/2020	586,896
	700,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	703,500
	1,500,000	Ultra Resources, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 04/12/2024	1,402,500
	2,188,407	Vine Oil & Gas LP 1 mo. USD LIBOR + 6.875%, 8.78%, 12/12/2021	2,193,878

			17,948,709

The accompanying notes are an integral part of these financial statements.

72

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Oil & Gas Services - 0.7%
$	1,978,545	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 4.90%, 11/23/2020	$1,953,318
EUR	746,888	EG Group Ltd. 0.00%, 02/06/2025(7)(9)	899,676
		Utex Industries, Inc.
$	467,275	1 mo. USD LIBOR + 4.000%, 5.90%, 05/22/2021	459,098
	750,000	1 mo. USD LIBOR + 7.250%, 9.15%, 05/22/2022	723,375

			4,035,467

		Packaging & Containers - 2.2%
		Berlin Packaging LLC
	280,665	1 mo. USD LIBOR + 3.250%, 5.07%, 10/01/2021	280,897
	1,976,143	1 mo. USD LIBOR + 6.750%, 8.64%, 10/01/2022	1,980,589
EUR	2,095,000	Crown Americas LLC EURIBOR + 2.375%, 2.38%, 01/18/2025	2,550,869
$	1,940,400	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.31%, 12/29/2023	1,949,792
	1,024,850	Plastipak Holdings, Inc. PRIME + 1.750%, 6.50%, 10/14/2024	1,028,376
		Proampac PG Borrower LLC
	790,767	1 mo. USD LIBOR + 3.500%, 5.40%, 11/18/2023	796,303
	970,000	1 mo. USD LIBOR + 8.500%, 10.40%, 11/18/2024	987,586
	2,383,776	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/05/2023	2,398,674

			11,973,086

		Pharmaceuticals - 1.6%
	500,000	Amneal Pharmaceuticals LLC 0.00%, 03/07/2025(9)	501,875
	4,058,421	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.19%, 04/29/2024	4,033,056
	290,000	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 5.05%, 02/02/2025	291,087
	3,990,532	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 04/01/2022	4,032,951

			8,858,969

		Real Estate - 0.2%
	1,265,243	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.36%, 11/04/2021	1,267,002

		Retail - 3.9%
		Albertsons LLC
	1,498,226	1 mo. USD LIBOR + 2.750%, 4.65%, 08/25/2021	1,483,243
	1,003,806	3 mo. USD LIBOR + 3.000%, 5.29%, 12/21/2022	995,655

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Retail - 3.9% - (continued)
$	2,363,125	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.90%, 09/25/2024	$2,377,895
		Coty, Inc.
EUR	3,820,000	0.00%, 04/05/2025(9)	4,626,870
$	3,573,743	1 mo. USD LIBOR + 2.250%, 4.13%, 04/07/2025	3,569,276
	702,455	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.14%, 10/25/2020	617,521
	1,459,394	Petco Animal Supplies, Inc. 3 mo. USD LIBOR + 3.250%, 5.61%, 01/26/2023	998,868
	2,162,244	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 4.89%, 03/11/2022	1,696,821
	1,550,000	Smart & Final Stores LLC 1 mo. USD LIBOR + 3.500%, 5.40%, 11/15/2022	1,514,164
	2,203,234	Sports Authority, Inc. 0.00%, 11/16/2018(6)(9)	441
	3,381,525	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.79%, 09/12/2024	3,342,840

			21,223,594

		Semiconductors - 0.1%
	534,600	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 04/04/2024	535,936

		Software - 6.6%
		Almonde, Inc.
	1,260,159	3 mo. USD LIBOR + 3.500%, 5.48%, 06/13/2024	1,258,873
	770,000	3 mo. USD LIBOR + 7.250%, 9.23%, 06/13/2025	760,567
	2,516,043	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2024	2,525,478
	1,195,963	Cypress Intermediate Holdings III, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 04/27/2024	1,201,691
	498,718	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.16%, 06/01/2022	501,132
		First Data Corp.
	2,110,000	1 mo. USD LIBOR + 2.250%, 4.15%, 07/08/2022	2,117,385
	7,943,182	1 mo. USD LIBOR + 2.250%, 4.15%, 04/26/2024	7,970,109
	2,736,905	Global Payments Inc. 1 mo. USD LIBOR + 1.750%, 3.65%, 04/21/2023	2,754,995
		Hyland Software, Inc.
	1,489,006	1 mo. USD LIBOR + 3.250%, 5.14%, 07/01/2022	1,501,112
	565,000	1 mo. USD LIBOR + 7.000%, 8.89%, 07/07/2025	569,944
	73,334	MA FinanceCo LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	73,077

The accompanying notes are an integral part of these financial statements.

73

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Software - 6.6% - (continued)
EUR	1,990,000	Misys Europe S.A. EURIBOR + 3.250%, 4.25%, 06/13/2024	$2,408,843
$	1,916,192	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 5.500%, 7.86%, 10/31/2022	1,925,371
	495,241	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	493,508
		SkillSoft Corp.
	2,575,000	3 mo. USD LIBOR + 4.750%, 6.65%, 04/28/2021	2,436,594
	1,400,000	3 mo. USD LIBOR + 8.250%, 10.15%, 04/28/2022	1,189,496
	881,642	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 04/16/2025(9)	887,153
	2,382,883	SS&C Technologies, Inc. 0.00%, 04/16/2025(9)	2,397,776
	2,854,163	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 06/30/2023	2,871,202

			35,844,306

		Telecommunications - 6.4%
	2,475,000	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.10%, 07/15/2025	2,448,319
	1,933,750	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 01/31/2025	1,903,932
	1,000,000	Frontier Communications Corp. 1 mo. USD LIBOR + 3.750%, 5.66%, 06/15/2024	987,190
	14,450,122	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.44%, 02/02/2024	14,486,248
		Syniverse Holdings, Inc.
	875,000	1 mo. USD LIBOR + 5.000%, 6.90%, 03/09/2023	883,995
	910,000	1 mo. USD LIBOR + 9.000%, 10.90%, 03/11/2024	919,482
	2,020,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 03/01/2026	2,028,343
EUR	1,000,000	Telenet International Finance S.a.r.l. EURIBOR + 2.750%, 2.75%, 12/15/2027	1,213,010
$	3,600,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 09/30/2025	3,593,700
	3,968,644	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/15/2024	3,911,257
	2,495,219	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/19/2024	2,511,588

			34,887,064

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 80.2%(8) - (continued)
		Textiles - 0.5%
		International Textile Group, Inc
$	1,500,000	0.00%, 04/18/2025(9)	$1,501,875
	1,500,000	0.00%, 04/18/2026(9)	1,455,000

			2,956,875

		Total Senior Floating Rate Interests (cost $440,421,234)	$437,112,807

COMMON STOCKS - 0.4%
		Energy - 0.0%
	7,247	Paragon Offshore Ltd., Litigation	76,043
	78,609	Templar Energy LLC Class A*	78,609

			154,652

		Insurance - 0.4%
	34,814	AFG Holdings, Inc.	2,088,840

		Utilities - 0.0%
	4,500,000	TCEH Corp.*(11)(12)(13)	4

		Total Common Stocks (cost $1,899,609)	$2,243,496

ESCROWS - 0.0%
		Energy-Alternate Sources - 0.0%
	26,901	Paragon Offshore Ltd., Escrow*	$—

		Total Escrows (cost $—)	$—

EXCHANGE-TRADED FUNDS - 0.7%
		Other Investment Pools & Funds - 0.7%
	86,100	SPDR Blackstone / GSO Senior Loan ETF	$4,084,584

		Total Exchange-Traded Funds (cost $4,077,705)	$4,084,584

		Total Long-Term Investments (cost $527,105,704)	$522,509,456

SHORT-TERM INVESTMENTS - 5.6%
		Other Investment Pools & Funds - 5.6%
	30,551,193	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(14)	$30,551,193

		Total Short-Term Investments (cost $30,551,193)	$30,551,193

Total Investments (cost $557,656,897)	101.4%	$553,060,649
Other Assets and Liabilities	(1.4)%	(7,782,705)

Total Net Assets	100.0%	$545,277,944

The accompanying notes are an integral part of these financial statements.

74

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $56,789,322, which represented 10.4% of total net assets.

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $8,387,087, which represented 1.5% of total net assets.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,861,267 at April 30, 2018.

(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(10)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2018, the aggregate value of the unfunded commitment was $115,592, which rounds to zero percent of total net assets.

(11)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $4, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(12)	Investment valued using significant unobservable inputs.

(13)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited.At April 30, 2018, the aggregate value of this security was $4, which represented 0.0% of total net assets.

(14)	Current yield as of period end.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.30.V1	USD	9,655,000	5.00%	06/20/23	Quarterly	$580,368	$709,616	$129,248

Total						$580,368	$709,616	$129,248

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

75

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
432,000	EUR	529,514	USD	CBA	05/31/18	$—	$(6,639)
65,591,844	USD	53,631,530	EUR	BCLY	05/31/18	678,403	—
477,574	USD	390,000	EUR	GSC	05/31/18	5,534	—
249,811	USD	204,000	EUR	ANZ	05/31/18	2,898	—
153,344	USD	125,000	EUR	BNP	05/31/18	2,049	—
2,940,165	USD	2,108,000	GBP	BNP	05/31/18	33,867	—

Total						$722,751	$(6,639)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBA	Commonwealth Bank of Australia
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

76

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$79,068,569	$—	$79,068,569	$—
Senior Floating Rate Interests	437,112,807	—	437,112,807	—
Common Stocks
Energy	154,652	—	154,652	—
Insurance	2,088,840	—	2,088,840	—
Utilities	4	—	—	4
Escrows	—	—	—	—
Exchange-Traded Funds	4,084,584	4,084,584	—	—
Short-Term Investments	30,551,193	30,551,193	—	—
Foreign Currency Contracts(2)	722,751	—	722,751	—
Swaps - Credit Default(2)	129,248	—	129,248	—

Total	$553,912,648	$34,635,777	$519,276,867	$4

Liabilities
Foreign Currency Contracts(2)	$(6,639)	$—	$(6,639)	$—

Total	$(6,639)	$—	$(6,639)	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

77

The Hartford High Yield Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
$	920,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)	$—

		Total Asset & Commercial Mortgage Backed Securities (cost $915,920)	$—

CORPORATE BONDS - 89.2%
		Aerospace/Defense - 0.4%
		DAE Funding LLC
$	430,000	4.50%, 08/01/2022(1)	$413,875
	865,000	5.00%, 08/01/2024(1)	833,687

			1,247,562

		Biotechnology - 0.1%
	430,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(1)(4)	433,225

		Chemicals - 1.4%
		Chemours Co.
	2,160,000	6.63%, 05/15/2023	2,270,700
	1,560,000	7.00%, 05/15/2025	1,678,950
	795,000	OCI N.V. 6.63%, 04/15/2023(1)	806,130

			4,755,780

		Coal - 2.6%
	1,615,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,627,113
	2,830,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	2,391,350
	2,830,000	Peabody Energy Corp. 6.38%, 03/31/2025(1)	2,950,275
	1,830,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(1)	1,867,789

			8,836,527

		Commercial Banks - 5.3%
		Banco Bilbao Vizcaya Argentaria S.A.
	2,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(5)(6)	2,513,030
EUR	800,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(5)(6)(7)	1,004,530
	800,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(5)(6)(7)	1,134,286
	1,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(5)(6)(7)	2,054,701
		BNP Paribas S.A.
$	535,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(5)(6)	501,563
	1,050,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(5)(6)	1,131,112
		Credit Agricole S.A.
	395,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(1)(5)(6)	428,575
	505,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(5)(6)	573,806
	1,905,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(5)(6)(7)	1,950,789

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.2% - (continued)
		Commercial Banks - 5.3% - (continued)
$	1,860,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	$1,860,000
	725,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(5)(6)	766,688
	1,600,000	Royal Bank of Scotland Group plc 3 mo. USD LIBOR + 2.320%, 4.62%, 09/30/2027(5)(6)	1,612,000
	1,130,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(5)(6)(7)	1,159,662
	1,415,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(5)(6)(7)	1,475,137

			18,165,879

		Commercial Services - 5.6%
	1,434,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(1)	1,591,740
		APX Group, Inc.
	1,360,000	7.63%, 09/01/2023	1,275,000
	2,395,000	7.88%, 12/01/2022	2,412,962
		Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	2,160,000	5.25%, 03/15/2025(1)	2,073,600
	1,180,000	5.50%, 04/01/2023	1,168,200
	2,900,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(1)	2,994,250
	2,890,000	Garda World Security Corp. 8.75%, 05/15/2025(1)	3,019,183
		Herc Rentals, Inc.
	884,000	7.50%, 06/01/2022(1)	937,040
	1,559,000	7.75%, 06/01/2024(1)	1,682,940
	460,000	Service Corp. International 4.63%, 12/15/2027	449,788
		United Rentals North America, Inc.
	560,000	4.63%, 10/15/2025	543,206
	1,025,000	5.88%, 09/15/2026	1,068,563

			19,216,472

		Construction Materials - 1.0%
	1,650,000	CEMEX Finance LLC 6.00%, 04/01/2024(1)	1,696,200
	1,760,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	1,783,100

			3,479,300

		Distribution/Wholesale - 0.1%
	420,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(1)	432,999

		Diversified Financial Services - 6.3%
	710,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	747,275
	735,000	Fly Leasing Ltd. 5.25%, 10/15/2024	711,112
	1,625,000	goeasy Ltd. 7.88%, 11/01/2022(1)	1,722,500
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,905,000	6.50%, 08/01/2018	1,912,620
	1,590,000	6.50%, 07/01/2021	1,609,875
	171,000	7.88%, 10/01/2020	173,779

The accompanying notes are an integral part of these financial statements.

78

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.2% - (continued)
		Diversified Financial Services - 6.3% - (continued)
		Navient Corp.
$	560,000	5.50%, 01/25/2023	$551,432
	340,000	5.63%, 08/01/2033	292,400
	1,764,000	5.88%, 10/25/2024	1,728,720
	2,535,000	6.13%, 03/25/2024	2,538,169
	1,106,000	6.50%, 06/15/2022	1,136,415
	856,000	7.25%, 09/25/2023	894,520
		Springleaf Finance Corp.
	525,000	5.25%, 12/15/2019	531,552
	820,000	6.13%, 05/15/2022	839,475
	575,000	6.88%, 03/15/2025	580,750
	705,000	7.75%, 10/01/2021	767,569
	1,935,000	8.25%, 12/15/2020	2,133,879
	2,535,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	2,509,650
	335,000	Vantiv LLC / Vanity Issuer Corp. 4.38%, 11/15/2025(1)	319,925

			21,701,617

		Electric - 0.8%
	2,570,000	AES Corp. 5.13%, 09/01/2027	2,608,550

			2,608,550

		Electrical Components & Equipment - 0.3%
	1,045,000	General Cable Corp. 5.75%, 10/01/2022	1,072,954

		Entertainment - 2.9%
	1,370,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	1,308,350
	1,605,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,590,956
	1,920,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	1,999,200
	2,170,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	2,077,775
	1,410,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	1,473,450
		Scientific Games International, Inc.
	230,000	5.00%, 10/15/2025(1)	222,169
	1,345,000	6.63%, 05/15/2021	1,371,900

			10,043,800

		Environmental Control - 0.1%
	441,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	449,820

		Food - 1.9%
		Post Holdings, Inc.
	2,660,000	5.00%, 08/15/2026(1)	2,493,750
	1,395,000	5.63%, 01/15/2028(1)	1,332,225
	990,000	5.75%, 03/01/2027(1)	969,259
	1,870,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,855,975

			6,651,209

		Gas - 0.2%
	640,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	628,800

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.2% - (continued)
		Healthcare - Products - 0.7%
$	2,595,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(1)	$2,595,000

		Healthcare - Services - 3.5%
	360,000	Charles River Laboratories International, Inc. 5.50%, 04/01/2026(1)	366,192
		Envision Healthcare Corp.
	440,000	5.13%, 07/01/2022(1)	434,500
	705,000	5.63%, 07/15/2022	706,763
	2,645,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	2,780,556
		HCA, Inc.
	2,215,000	5.38%, 02/01/2025	2,203,925
	1,135,000	5.88%, 05/01/2023	1,183,237
	1,776,000	7.50%, 11/15/2095	1,762,680
	2,800,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(1)	2,751,000

			12,188,853

		Home Builders - 2.3%
	1,915,000	AV Homes, Inc. 6.63%, 05/15/2022	1,960,481
		Beazer Homes USA, Inc.
	460,000	5.88%, 10/15/2027	420,900
	705,000	6.75%, 03/15/2025	692,663
	1,210,000	8.75%, 03/15/2022	1,302,565
	1,030,000	KB Home 7.00%, 12/15/2021	1,093,087
		M/I Homes, Inc.
	780,000	5.63%, 08/01/2025	750,750
	1,595,000	6.75%, 01/15/2021	1,640,856

			7,861,302

		Household Products - 0.5%
	2,715,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,629,000

		Household Products/Wares - 0.5%
EUR	1,505,000	Diamond (BC) B.V. 5.63%, 08/15/2025(1)	1,736,652

		Insurance - 1.3%
		Genworth Holdings, Inc.
$	135,000	4.80%, 02/15/2024	106,650
	890,000	4.90%, 08/15/2023	707,550
	505,000	7.20%, 02/15/2021	475,962
	280,000	7.63%, 09/24/2021	263,200
	180,000	7.70%, 06/15/2020	175,050
	445,000	MGIC Investment Corp. 5.75%, 08/15/2023	455,013
	2,205,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	2,205,000

			4,388,425

		Internet - 1.0%
	1,240,000	Netflix, Inc. 5.88%, 02/15/2025	1,273,728
	2,175,000	Zayo Group LLC / Zayo Capital, Inc. 6.00%, 04/01/2023	2,240,250

			3,513,978

		Iron/Steel - 1.1%
		AK Steel Corp.
	1,750,000	7.00%, 03/15/2027	1,697,500
	910,000	7.63%, 10/01/2021	928,200

The accompanying notes are an integral part of these financial statements.

79

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.2% - (continued)
		Iron/Steel - 1.1% - (continued)
$	630,000	Signode Industrial Group Lux S.A. / Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(1)	$650,097
	475,000	Steel Dynamics, Inc. 4.13%, 09/15/2025	453,331

			3,729,128

		IT Services - 0.5%
	1,575,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(1)	1,861,650

		Lodging - 2.6%
	1,285,000	Boyd Gaming Corp. 6.38%, 04/01/2026	1,345,356
	2,590,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,648,275
	1,810,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,868,825
	1,390,000	Station Casinos LLC 5.00%, 10/01/2025(1)	1,330,925
	1,850,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,773,688

			8,967,069

		Machinery - Construction & Mining - 0.8%
	2,735,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	2,908,536

		Machinery - Diversified - 0.7%
	2,220,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,414,250

		Media - 8.6%
	2,330,000	Altice France S.A. 7.38%, 05/01/2026(1)	2,257,187
	1,140,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	1,088,700
		CCO Holdings LLC / CCO Holdings Capital Corp.
	105,000	5.13%, 02/15/2023	105,473
	1,685,000	5.13%, 05/01/2023(1)	1,692,919
	495,000	5.75%, 09/01/2023	501,188
	190,000	5.75%, 01/15/2024	191,786
	2,485,000	5.75%, 02/15/2026(1)	2,466,362
	1,840,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)	1,819,845
	1,800,000	CSC Holdings LLC 5.25%, 06/01/2024	1,686,375
		DISH DBS Corp.
	365,000	5.00%, 03/15/2023	316,181
	3,290,000	6.75%, 06/01/2021	3,273,550
	667,000	7.88%, 09/01/2019	691,179
		Gray Television, Inc.
	1,520,000	5.13%, 10/15/2024(1)	1,449,700
	400,000	5.88%, 07/15/2026(1)	385,000
	1,595,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,714,625

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.2% - (continued)
		Media - 8.6% - (continued)
$	925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	$948,125
		Sinclair Television Group, Inc.
	590,000	5.13%, 02/15/2027(1)	547,225
	1,005,000	5.88%, 03/15/2026(1)	992,438
		TEGNA, Inc.
	1,760,000	4.88%, 09/15/2021(1)	1,782,000
	667,000	5.13%, 10/15/2019	672,003
	810,000	6.38%, 10/15/2023	836,325
	1,845,000	Tribune Media Co. 5.88%, 07/15/2022	1,868,062
		Viacom, Inc.
	355,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(6)	358,550
	118,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(6)	119,652
	990,000	Videotron Ltd. 5.00%, 07/15/2022	1,011,038
	959,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	963,795

			29,739,283

		Metal Fabricate/Hardware - 0.6%
		Novelis Corp.
	650,000	5.88%, 09/30/2026(1)	645,125
	1,200,000	6.25%, 08/15/2024(1)	1,222,500
	400,000	TriMas Corp. 4.88%, 10/15/2025(1)	385,000

			2,252,625

		Mining - 2.1%
	1,740,000	Constellium N.V. 5.88%, 02/15/2026(1)	1,713,900
		First Quantum Minerals Ltd.
	885,000	7.00%, 02/15/2021(1)	886,974
	200,000	7.25%, 04/01/2023(1)	199,460
	650,000	7.50%, 04/01/2025(1)	642,720
	1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,328,700
		New Gold, Inc.
	95,000	6.25%, 11/15/2022(1)	96,900
	990,000	6.38%, 05/15/2025(1)	1,008,562
	230,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/2022(1)	234,209
	975,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,088,344

			7,199,769

		Miscellaneous Manufacturing - 0.6%
	2,155,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	2,168,469

		Office/Business Equipment - 0.1%
	405,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	413,141

		Oil & Gas - 8.5%
	2,610,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,675,250
	2,545,000	California Resources Corp. 8.00%, 12/15/2022(1)	2,188,700

The accompanying notes are an integral part of these financial statements.

80

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.2% - (continued)
		Oil & Gas - 8.5% - (continued)
		Continental Resources, Inc.
$	500,000	3.80%, 06/01/2024	$487,500
	500,000	4.38%, 01/15/2028(1)	491,563
	250,000	4.50%, 04/15/2023	253,125
	1,770,000	4.90%, 06/01/2044	1,734,600
	397,000	5.00%, 09/15/2022	403,451
	1,795,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	1,875,775
	1,385,000	Energen Corp. 4.63%, 09/01/2021	1,371,150
	795,000	Ensco plc 5.75%, 10/01/2044	552,525
	945,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(1)(10)	948,544
	1,380,000	Laredo Petroleum, Inc. 5.63%, 01/15/2022	1,393,800
		MEG Energy Corp.
	390,000	6.38%, 01/30/2023(1)	351,975
	1,210,000	6.50%, 01/15/2025(1)	1,210,242
	1,065,000	7.00%, 03/31/2024(1)	955,837
		QEP Resources, Inc.
	2,135,000	5.25%, 05/01/2023	2,081,625
	200,000	5.38%, 10/01/2022	200,000
	180,000	5.63%, 03/01/2026	172,350
	235,000	6.80%, 03/01/2020	245,575
	930,000	Rowan Cos., Inc. 5.85%, 01/15/2044	688,200
		SM Energy Co.
	1,695,000	5.00%, 01/15/2024	1,614,487
	240,000	6.13%, 11/15/2022	242,400
	115,000	6.50%, 11/15/2021	116,725
		Transocean, Inc.
	385,000	6.80%, 03/15/2038	323,400
	115,000	7.50%, 04/15/2031	106,375
	470,000	9.35%, 12/15/2041	470,000
	580,000	Tullow Oil plc 6.25%, 04/15/2022(1)	588,700
	2,230,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	2,096,200
		WPX Energy, Inc.
	595,000	5.25%, 09/15/2024	599,463
	1,410,000	6.00%, 01/15/2022	1,469,925
	1,250,000	8.25%, 08/01/2023	1,418,750

			29,328,212

		Oil & Gas Services - 0.3%
		Weatherford International Ltd.
	335,000	5.95%, 04/15/2042	242,875
	880,000	6.50%, 08/01/2036	668,800
	335,000	7.00%, 03/15/2038	262,975

			1,174,650

		Packaging & Containers - 5.6%
	1,840,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(4)	1,881,400
	620,000	ARD Securities Finance SARL 8.75%, 01/31/2023(1)(4)	652,550

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.2% - (continued)
		Packaging & Containers - 5.6% - (continued)
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
$	1,395,000	6.00%, 06/30/2021(1)	$1,419,426
	370,000	6.00%, 02/15/2025(1)	374,163
	1,581,000	7.25%, 05/15/2024(1)	1,667,955
	1,865,000	Berry Global, Inc. 6.00%, 10/15/2022	1,941,931
	1,200,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(1)	1,158,000
	2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	2,180,850
	1,680,000	Multi-Color Corp. 4.88%, 11/01/2025(1)	1,566,600
	2,985,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	3,052,162
	530,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(1)	514,100
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	2,050,000	5.13%, 07/15/2023(1)	2,062,813
	815,000	7.00%, 07/15/2024(1)	848,619

			19,320,569

		Pharmaceuticals - 4.1%
	335,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(1)	326,206
	2,095,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 07/15/2023(1)	1,524,113
	2,985,000	6.00%, 02/01/2025(1)	2,096,962
	1,065,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	1,017,143
		Valeant Pharmaceuticals International, Inc.
	1,155,000	5.50%, 03/01/2023(1)	1,042,388
	7,395,000	5.88%, 05/15/2023(1)	6,794,156
	1,000,000	6.13%, 04/15/2025(1)	901,970
	355,000	7.00%, 03/15/2024(1)	374,525

			14,077,463

		Pipelines - 0.8%
		Energy Transfer Equity L.P.
	670,000	5.50%, 06/01/2027	670,000
	1,907,000	7.50%, 10/15/2020	2,042,874

			2,712,874

		REITS - 0.3%
	1,095,000	Equinix, Inc. 5.88%, 01/15/2026	1,133,325

		Retail - 3.5%
		1011778 BC ULC / New Red Finance, Inc.
	805,000	4.25%, 05/15/2024(1)	765,756
	3,570,000	5.00%, 10/15/2025(1)	3,435,018
	1,055,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(1)	996,975
	1,148,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	895,440
	1,305,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,321,313
	1,400,000	Staples, Inc. 8.50%, 09/15/2025(1)	1,309,000

The accompanying notes are an integral part of these financial statements.

81

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.2% - (continued)
		Retail - 3.5% - (continued)
$	3,400,000	United Rentals North America, Inc. 4.88%, 01/15/2028	$3,221,500

			11,945,002

		Semiconductors - 1.3%
	570,000	Entegris, Inc. 4.63%, 02/10/2026(1)	550,050
	2,005,000	Micron Technology, Inc. 5.50%, 02/01/2025	2,085,200
		Sensata Technologies B.V.
	1,005,000	5.00%, 10/01/2025(1)	1,002,487
	770,000	5.63%, 11/01/2024(1)	798,875

			4,436,612

		Software - 3.5%
	1,135,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	1,183,237
	1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,124,125
		First Data Corp.
	610,000	5.38%, 08/15/2023(1)	622,078
	2,110,000	5.75%, 01/15/2024(1)	2,136,375
	2,305,000	7.00%, 12/01/2023(1)	2,411,906
	544,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(4)	548,080
	2,925,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,968,875
	1,175,000	Workday, Inc. 0.25%, 10/01/2022(1)	1,267,825

			12,262,501

		Telecommunications - 4.4%
		Altice Financing S.A.
	1,570,000	6.63%, 02/15/2023(1)	1,570,000
	1,870,000	7.50%, 05/15/2026(1)	1,841,950
	1,355,000	CenturyLink, Inc. 5.63%, 04/01/2025	1,246,600
	1,435,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,463,700
		Sprint Corp.
	1,084,000	7.13%, 06/15/2024	1,123,295
	2,660,000	7.25%, 09/15/2021	2,822,925
	110,000	7.63%, 02/15/2025	115,775
	4,766,000	7.88%, 09/15/2023	5,111,535

			15,295,780

		Textiles - 0.4%
	1,450,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(1)(10)	1,486,250

		Total Corporate Bonds (cost $308,001,333)	$308,464,862

SENIOR FLOATING RATE INTERESTS - 3.4%(11)
		Diversified Financial Services - 0.3%
$	1,030,000	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/28/2025	$1,028,393

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 3.4%(11) - (continued)
		Food - 0.1%
$	300,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	$301,500

		Healthcare - Products - 0.4%
	1,296,250	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/01/2024	1,300,411

		Household Products - 0.1%
	548,625	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	547,599

		Insurance - 0.3%
	215,000	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.40%, 02/22/2023	218,494
	955,000	Hub International Ltd. 0.00%, 04/25/2025(12)	960,568

			1,179,062

		Leisure Time - 0.7%
	2,269,313	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 10/20/2024	2,286,332

		Machinery - Diversified - 0.2%
	703,753	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 5.05%, 07/30/2024	707,540

		Media - 1.0%
	1,710,000	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.20%, 03/01/2025	1,711,607
	1,639,953	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 08/17/2024(12)	1,654,303

			3,365,910

		Software - 0.3%
	307,693	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 04/16/2025(12)	309,616
	831,626	SS&C Technologies, Inc. 0.00%, 04/16/2025(12)	836,824

			1,146,440

		Total Senior Floating Rate Interests (cost $11,791,528)	$11,863,187

CONVERTIBLE BONDS - 1.9%
		Commercial Services - 0.2%
$	800,000	Cardtronics, Inc. 1.00%, 12/01/2020	$750,000

		Media - 0.5%
	1,284,000	DISH Network Corp. 3.38%, 08/15/2026	1,165,257
	470,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	488,129

			1,653,386

The accompanying notes are an integral part of these financial statements.

82

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 1.9% - (continued)
		Oil & Gas - 0.0%
$	1,645,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(2)	$2,138

		Semiconductors - 0.4%
		Microchip Technology, Inc.
	656,000	1.63%, 02/15/2027	738,197
	684,000	2.25%, 02/15/2037	764,919

			1,503,116

		Software - 0.8%
	967,000	ServiceNow, Inc. 0.00%, 06/01/2022(1)(13)	1,295,007
	1,258,000	Western Digital Corp. 1.50%, 02/01/2024(1)	1,312,709

			2,607,716

		Total Convertible Bonds (cost $8,158,786)	$6,516,356

COMMON STOCKS - 0.9%
		Consumer Services - 0.3%
	69,500	Caesars Entertainment Corp.*	$788,825

		Energy - 0.4%
	104,555,002	KCA Deutag(1)(3)(8)(9)	622,416
	22,600	Peabody Energy Corp.	832,810

			1,455,226

		Materials - 0.2%
	68,000	Constellium N.V. Class A*	771,800

		Total Common Stocks (cost $4,138,446)	$3,105,851

ESCROWS - 0.0%
		Electric - 0.0%
	1,460,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(2)(3)(8)(9)	—

		Energy-Alternate Sources - 0.0%
	3,200,000	TCEH Corp.*(3)(8)(9)	3
	78,358	Vistra Energy Corp.	49,992

		Total Escrows (cost $—)	$49,995

PREFERRED STOCKS - 0.2%
		Diversified Financials - 0.2%
	19,075	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 7.62%(6)	$507,204

		Total Preferred Stocks (cost $499,841)	$507,204

		Total Long-Term Investments (cost $333,505,854)	$330,417,455

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.4%
	Other Investment Pools & Funds - 4.4%
15,201,981	Fidelity Institutional Government Fund, Institutional Class, 1.59%(14)	$15,201,981

	Total Short-Term Investments (cost $15,201,981)	$15,201,981

Total Investments (cost $348,707,835)	100.0%	$345,619,436
Other Assets and Liabilities	0.0%	41,389

Total Net Assets	100.0%	$345,660,825

The accompanying notes are an integral part of these financial statements.

83

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $165,496,450, which represented 47.9% of total net assets.

(2)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(3)	Investment valued using significant unobservable inputs.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $8,779,105, which represented 2.5% of total net assets.

(8)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $622,419, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(9)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $622,419, which represented 0.2% of total net assets.

(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,412,300 at April 30, 2018.

(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(13)	Security is a zero-coupon bond.

(14)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,128,498	USD	5,011,000	EUR	BCLY	05/31/18	$ 63,386	$ —

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

84

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

85

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	308,464,862	—	308,464,862	—
Senior Floating Rate Interests	11,863,187	—	11,863,187	—
Convertible Bonds	6,516,356	—	6,516,356	—
Common Stocks
Consumer Services	788,825	788,825	—	—
Energy	1,455,226	832,810	—	622,416
Materials	771,800	771,800	—	—
Escrows	49,995	—	49,992	3
Preferred Stocks	507,204	507,204	—	—
Short-Term Investments	15,201,981	15,201,981	—	—
Foreign Currency Contracts(2)	63,386	—	63,386	—

Total	$345,682,822	$18,102,620	$326,957,783	$622,419

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

86

The Hartford Inflation Plus Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.5%
		Asset-Backed - Finance & Insurance - 0.2%
$	1,360,000	HSI Asset Securitization Corp. Trust 1 mo. USD LIBOR + 0.270%, 2.17%, 02/25/2036(1)	$1,349,987

		Asset-Backed - Home Equity - 0.2%
	739,074	GSAA Home Equity Trust 5.99%, 06/25/2036(2)	365,010
	727,859	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(3)	452,632

			817,642

		Whole Loan Collateral CMO - 2.1%
	678,624	Adjustable Rate Mortgage Trust 1 mo. USD LIBOR + 0.540%, 2.44%, 11/25/2035(1)	673,571
	1,070,594	Banc of America Funding Trust 6.05%, 10/25/2036(3)	977,786
	356,582	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 3.52%, 10/25/2035(1)	364,092
	604,774	Chase Mortgage Finance Trust 3.48%, 12/25/2035(2)	593,638
	495,009	Deutsche Alt-A Securities Mortgage Loan Trust 1 mo. USD LIBOR + 0.150%, 2.05%, 12/25/2036(1)	455,902
		Fannie Mae Connecticut Avenue Securities
	326,487	1 mo. USD LIBOR + 4.900%, 6.80%, 11/25/2024(1)	374,173
	183,261	1 mo. USD LIBOR + 5.700%, 7.60%, 04/25/2028(1)	213,269
	138,000	1 mo. USD LIBOR + 6.000%, 7.90%, 09/25/2028(1)	165,174
	226,801	GreenPoint Mortgage Funding Trust 12 mo. USD MTA + 1.400%, 2.78%, 10/25/2045(1)	193,574
	572,582	GSR Mortgage Loan Trust 3.66%, 10/25/2035(2)	490,843
	584,076	HarborView Mortgage Loan Trust 1 mo. USD LIBOR + 0.190%, 2.09%, 01/19/2038(1)	572,459
	2,533,301	IndyMac Index Mortgage Loan Trust 1 mo. USD LIBOR + 0.290%, 2.19%, 01/25/2036(1)	2,103,900
	921,269	JP Morgan Mortgage Trust 3.62%, 01/25/2037(2)	930,401
		MASTR Adjustable Rate Mortgages Trust
	1,156,915	1 mo. USD LIBOR + 0.240%, 2.14%, 05/25/2037(1)	726,209
	12,412	3.47%, 11/21/2034(2)	12,734
		Residential Funding Mortgage Securities, Inc.
	223,906	4.12%, 02/25/2036(2)	204,347
	416,689	6.00%, 07/25/2037	395,442
	602,123	Structured Adjustable Rate Mortgage Loan Trust 3.72%, 06/25/2035(2)	551,471
	644,176	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.420%, 2.32%, 06/25/2044(1)	626,213

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.5% - (continued)
		Whole Loan Collateral CMO - 2.1% - (continued)
$	813,459	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 12 mo. MTA + 0.830%, 2.21%, 11/25/2046(1)	$695,263

			11,320,461

		Total Asset & Commercial Mortgage Backed Securities (cost $12,685,839)	$13,488,090

FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
		Argentina - 0.2%
ARS	18,856,000	Argentina POM Politica Monetaria 28.88%, 06/21/2020(2)	$957,119

		Brazil - 1.3%
		Brazil Notas do Tesouro Nacional
BRL	11,649,914	6.00%, 05/15/2019(4)	3,456,760
	12,125,859	6.00%, 08/15/2022(4)	3,708,802

			7,165,562

		Colombia - 0.3%
COP	5,069,646,549	Colombian TES 4.75%, 02/23/2023(4)	1,970,516

		Russia - 0.6%
RUB	224,476,168	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(4)	3,544,886

		South Africa - 0.3%
ZAR	20,597,955	South Africa Government Bond - CPI Linked 1.88%, 02/28/2033(4)	1,478,327

		Total Foreign Government Obligations (cost $15,208,565)	$15,116,410

SENIOR FLOATING RATE INTERESTS - 5.0%(5)
		Aerospace/Defense - 0.1%
$	189,525	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 12/11/2024	$190,118
	595,337	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.79%, 06/09/2023	597,706

			787,824

		Airlines - 0.1%
	323,400	American Airlines, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 04/28/2023	323,516

		Auto Manufacturers - 0.0%
	104,738	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 11/06/2024	105,327

		Biotechnology - 0.0%
	99,497	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/15/2022	99,995

The accompanying notes are an integral part of these financial statements.

87

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(5) - (continued)
		Chemicals - 0.2%
$	115,000	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 1.750%, 4.05%, 06/01/2024	$115,405
	310,750	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.27%, 02/14/2024	312,888
	181,781	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.47%, 06/09/2023	183,372
	28,912	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	29,206
	66,720	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	67,398
	103,155	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 07/01/2024	104,009
	140,000	WR Grace & Co. 0.00%, 04/03/2025(6)	140,788

			953,066

		Commercial Services - 0.3%
	148,875	Clean Harbors, Inc. 1 mo. USD LIBOR + 1.750%, 3.65%, 06/27/2024	149,433
	195,500	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.65%, 06/30/2023	196,071
	115,734	KAR Auction Services, Inc. 3 mo. USD LIBOR + 2.500%, 4.81%, 03/09/2023	116,168
	105,316	ON Assignment, Inc. 0.00%, 02/21/2025(6)	105,764
	139,423	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/15/2023	139,946
	221,062	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 06/01/2023	222,168
	188,100	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/06/2024	181,987
	287,825	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/01/2024	289,385
	171,907	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 04/10/2023	172,199
	148,125	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 12/07/2023	148,865

			1,721,986

		Diversified Financial Services - 0.2%
	198,000	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.05%, 04/04/2024	198,836
	130,000	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/28/2025	129,797

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(5) - (continued)
		Diversified Financial Services - 0.2% - (continued)
$	500,000	Delos Finance S.a.r.l. 3 mo. USD LIBOR + 1.750%, 4.05%, 10/06/2023	$502,945
	154,756	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/27/2022	156,304
EUR	97,014	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	117,086
$	151,960	RPI Finance Trust 3 mo. USD LIBOR + 2.000%, 4.30%, 03/27/2023	152,612

			1,257,580

		Electric - 0.0%
	120,210	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.65%, 06/02/2024	121,153

		Energy - Alternate Sources - 0.1%
	118,800	AES Corp. 3 mo. USD LIBOR + 1.750%, 3.69%, 05/31/2022	118,923
	185,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 6.36%, 10/31/2024	185,781
	142,965	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.81%, 12/31/2023	143,536
	170,111	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 08/04/2023	171,227

			619,467

		Engineering & Construction - 0.1%
	223,313	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.61%, 06/21/2024	225,352
	96,150	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.41%, 03/23/2025	97,311

			322,663

		Entertainment - 0.0%
	113,284	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.15%, 10/03/2023	114,012

		Environmental Control - 0.0%
	130,500	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.00%, 11/10/2023	131,261

		Food - 0.1%
	217,052	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.68%, 10/30/2022	216,735
	297,750	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 05/24/2024	299,027

			515,762

The accompanying notes are an integral part of these financial statements.

88

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(5) - (continued)
		Food Service - 0.0%
$	99,750	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 03/11/2025	$100,373

		Healthcare - Products - 0.1%
	142,969	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/01/2024	143,428
	99,250	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 02/02/2024	99,846
	103,425	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 09/07/2023	79,551

			322,825

		Healthcare - Services - 0.1%
		Community Health Systems, Inc.
	70,478	3 mo. USD LIBOR + 3.000%, 4.98%, 12/31/2019	69,311
	122,769	3 mo. USD LIBOR + 3.250%, 5.23%, 01/27/2021	118,983
	138,327	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.91%, 12/01/2023	138,777
	298,732	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 06/07/2023	300,184

			627,255

		Insurance - 0.2%
	681,942	Asurion LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 11/03/2023	686,633
	215,000	Hub International Ltd. 0.00%, 04/25/2025(6)	216,254
	248,750	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 05/16/2024	249,578

			1,152,465

		Leisure Time - 0.2%
		Aristocrat Leisure Ltd.
	200,000	3 mo. USD LIBOR + 2.000%, 4.36%, 10/20/2021	201,094
	149,625	3 mo. USD LIBOR + 2.000%, 4.36%, 10/19/2024	150,373
	444,048	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/22/2024	447,565
	145,162	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.18%, 04/17/2024	146,069
	254,363	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 10/20/2024	256,270
	114,713	NCL Corp. Ltd. 1 mo. USD LIBOR + 1.750%, 3.64%, 10/10/2021	115,095

			1,316,466

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(5) - (continued)
		Lodging - 0.1%
$	174,148	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.24%, 09/15/2023	$175,000
	274,313	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/06/2024	274,792
	168,725	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.41%, 06/08/2023	169,235
	145,000	Wyndham Hotels & Resorts, Inc. 0.00%, 03/28/2025(6)	146,070

			765,097

		Media - 0.6%
	119,400	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.10%, 01/31/2026	117,708
	294,761	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.91%, 04/30/2025	295,920
	298,856	CSC Holdings LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 07/17/2025	297,810
	100,000	Lamar Media Corp. 1 mo. USD LIBOR + 1.750%, 3.69%, 03/14/2025	100,500
	100,000	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/31/2025	100,613
	325,887	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 5.35%, 01/31/2026	320,745
	100,000	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.20%, 03/01/2025	100,094
	100,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 08/17/2024	100,875
	330,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(6)	331,376
	145,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/15/2026	144,703
	260,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	260,541
	270,000	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 08/09/2024	271,644
	670,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	672,861

			3,115,390

		Miscellaneous Manufacturing - 0.1%
EUR	105,000	CTC AcquiCo GmbH 0.00%, 03/07/2025(6)	126,669
$	179,100	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/20/2024	179,580

			306,249

The accompanying notes are an integral part of these financial statements.

89

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(5) - (continued)
		Oil & Gas - 0.2%
$	100,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.65%, 12/31/2022	$102,031
	110,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.44%, 08/23/2021	116,325
	775,260	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 3.90%, 02/02/2024	775,702
	178,990	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	179,291

			1,173,349

		Packaging & Containers - 0.3%
	294,169	Berry Global, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 02/08/2020	295,764
	100,000	Crown Americas LLC 3 mo. USD LIBOR + 2.000%, 4.31%, 01/29/2025	100,813
	163,350	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.31%, 12/29/2023	164,141
	99,500	Plastipak Holdings, Inc. PRIME + 1.750%, 6.50%, 10/14/2024	99,842
	956,516	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/05/2023	962,494

			1,623,054

		Pharmaceuticals - 0.2%
	367,225	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.19%, 04/29/2024	364,930
	590,682	Quintiles IMS, Inc. 3 mo. USD LIBOR + 2.000%, 4.30%, 03/07/2024	594,078

			959,008

		Real Estate - 0.1%
	353,524	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.36%, 11/04/2021	354,016
	182,234	KFC Holding Co. 1 mo. USD LIBOR + 1.750%, 3.64%, 04/03/2025	183,317
	219,545	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 12/20/2024	220,307

			757,640

		Real Estate Investment Trusts - 0.1%
	100,000	Iron Mountain, Inc. 3 mo. USD LIBOR + 1.750%, 3.65%, 01/02/2026	99,563
	259,700	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 3.90%, 04/25/2023	261,040

			360,603

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(5) - (continued)
		Retail - 0.4%
$	261,045	Albertsons LLC 3 mo. USD LIBOR + 3.000%, 5.29%, 12/21/2022	$258,925
	495,000	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/31/2023	495,619
	85,352	B&G Foods, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 11/02/2022	85,765
	123,490	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/16/2024	123,799
	199,000	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.90%, 09/25/2024	200,244
	530,497	Coty, Inc. 1 mo. USD LIBOR + 2.250%, 4.13%, 04/05/2025	529,834
	127,086	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 08/18/2023	127,616
	315,241	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 01/30/2023	316,965
	129,675	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.79%, 09/12/2024	128,192

			2,266,959

		Semiconductors - 0.1%
	147,529	MaxLinear, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 05/12/2024	148,083
	108,563	ON Semiconductor Corp. 1 mo. USD LIBOR + 2.000%, 3.90%, 03/31/2023	109,187

			257,270

		Software - 0.7%
	164,175	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.48%, 06/13/2024	164,008
	247,500	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2024	248,428
	203,340	Dell, Inc. 1 mo. USD LIBOR + 2.000%, 3.91%, 09/07/2023	203,912
		First Data Corp.
	893,287	1 mo. USD LIBOR + 2.250%, 4.15%, 07/08/2022	896,413
	412,475	1 mo. USD LIBOR + 2.250%, 4.15%, 04/26/2024	413,873
	259,353	Global Payments Inc. 1 mo. USD LIBOR + 1.750%, 3.65%, 04/21/2023	261,067
	228,028	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 02/15/2024	229,027

The accompanying notes are an integral part of these financial statements.

90

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.0%(5) - (continued)
		Software - 0.7% - (continued)
$	561,146	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/01/2022	$563,368
	18,655	MA FinanceCo LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	18,590
	125,982	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	125,541
	208,425	Verint Systems Inc. 1 mo. USD LIBOR + 2.000%, 3.89%, 06/28/2024	209,338
	486,338	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 06/30/2023	489,241

			3,822,806

		Telecommunications - 0.3%
	375,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/22/2024	376,564
	435,600	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.44%, 02/02/2024	436,689
	135,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 03/01/2026	135,558
	225,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 09/30/2025	224,606
	375,960	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/15/2024	370,523
	100,095	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/19/2024	100,751

			1,644,691

		Total Senior Floating Rate Interests (cost $27,537,382)	$27,645,112

U.S. GOVERNMENT AGENCIES - 7.0%
		Mortgage-Backed Agencies - 7.0%
		FNMA - 7.0%
$	39,000,000	3.50%, 05/01/2048	$38,719,688

		Total U.S. Government Agencies (cost $38,982,773)	$38,719,688

U.S. GOVERNMENT SECURITIES - 87.1%
		U.S. Treasury Securities - 87.1%
		U.S. Treasury Bonds - 7.8%
$	36,324,910	2.50%, 01/15/2029(4)(7)	$42,698,423

			42,698,423

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 87.1% - (continued)
		U.S. Treasury Notes - 79.3%
$	207,980,130	0.13%, 04/15/2021(4)	$205,057,251
	66,133,711	0.13%, 07/15/2024(4)(8)	64,096,267
	9,648,914	0.25%, 01/15/2025(4)	9,360,781
	43,367,238	0.38%, 07/15/2025(4)	42,474,622
	16,953,377	0.50%, 01/15/2028(4)	16,540,270
	74,941,136	0.63%, 01/15/2024(4)	74,766,097
	24,752,621	0.63%, 01/15/2026(4)	24,556,674

			436,851,962

			479,550,385

		Total U.S. Government Securities (cost $487,138,317)	$479,550,385

		Total Long-Term Investments (cost $581,552,876)	$574,519,685

SHORT-TERM INVESTMENTS - 2.8%
		Other Investment Pools & Funds - 2.3%
	12,684,288	Fidelity Institutional Government Fund, Institutional Class, 1.59%(9)	$12,684,288

		U.S. Treasury Bills - 0.5%
	2,500,000	1.71%, 07/12/2018(9)(10)	2,491,300

Total Short-Term Investments (cost $15,175,788)		$15,175,588

Total Investments Excluding Purchased Options (cost $596,728,664)	107.1%	$589,695,273

Total Purchased Options (cost $648,131)	0.1%	$563,149

Total Investments (cost $597,376,795)	107.2%	$590,258,422
Other Assets and Liabilities	(7.2)%	(39,471,992)

Total Net Assets	100.0%	$550,786,430

The accompanying notes are an integral part of these financial statements.

91

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(5)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(7)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(9)	Current yield as of period end.

(10)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

OTC Swaption Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	10,030,000	10,030,000	$144,091	$163,489	$(19,398)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	13,535,000	13,535,000	194,445	221,974	(27,529)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	15,635,000	15,635,000	224,613	262,668	(38,055)

Total Puts							39,200,000	$563,149	$648,131	$(84,982)

Total purchased swaption contracts							39,200,000	$563,149	$648,131	$(84,982)

The accompanying notes are an integral part of these financial statements.

92

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Euro Future	56	03/18/2019	$13,614,300	$(5,024)
U.S. Treasury 2-Year Note Future	68	06/29/2018	14,419,188	(44,031)
U.S. Treasury 10-Year Note Future	333	06/20/2018	39,835,125	(190,817)

Total				$(239,872)

Short position contracts:
90-Day Euro Future	56	03/16/2020	$13,581,400	$6,632
U.S. Treasury 5-Year Note Future	154	06/29/2018	17,480,203	90,201
U.S. Treasury Long Bond Future	30	06/20/2018	4,315,313	(35,305)
U.S. Treasury Ultra Bond Future	42	06/20/2018	6,599,250	(85,023)

Total				$(23,495)

Total futures contracts				$(263,367)

OTC Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.6	GSC	USD 19,385,725	0.50%	05/11/63	Monthly	$—	$(15,309)	$151,242	$166,551

Total traded indices						$—	$(15,309)	$151,242	$166,551

Total OTC contracts						$—	$(15,309)	$151,242	$166,551

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2018
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BCLY	2.29% Fixed	CPURNSA	USD	25,572,000	01/15/22	At maturity	$—	$—	$(219)	$(219)
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/24	At maturity	—	—	98,403	98,403
BOA	CPURNSA	2.11% Fixed	USD	15,660,000	07/15/27	At maturity	—	—	(438,006)	(438,006)

Total							$—	$—	$(339,822)	$(339,822)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	0.94% Fixed	USD	13,439,000	08/22/24	Annual	$—	$—	$1,296,223	$1,296,223
12M Federal Funds Rate	2.18% Fixed	USD	2,290,000	11/15/24	Annual	—	(2,302)	48,754	51,056
12M Federal Funds Rate	2.18% Fixed	USD	2,320,000	11/15/24	Annual	—	—	49,392	49,392
12M Federal Funds Rate	2.06% Fixed	USD	3,268,000	11/15/24	Annual	72,088	—	93,430	21,342
12M Federal Funds Rate	2.45% Fixed	USD	1,560,000	11/15/24	Annual	—	—	6,887	6,887
12M Federal Funds Rate	2.46% Fixed	USD	1,550,000	11/15/24	Annual	—	—	6,364	6,364
12M Federal Funds Rate	2.45% Fixed	USD	1,365,000	11/15/24	Annual	—	—	6,088	6,088
12M Federal Funds Rate	2.25% Fixed	USD	1,095,000	11/15/24	Annual	13,030	—	18,522	5,492
12M Federal Funds Rate	2.25% Fixed	USD	300,000	11/15/24	Annual	3,574	—	5,074	1,500

The accompanying notes are an integral part of these financial statements.

93

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018 - (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	Annual	$—	$—	$1,050,821	$1,050,821
12M Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	Annual	84,771	—	398,708	313,937
3 Mo. USD LIBOR	2.25% Fixed	USD	24,709,000	06/20/28	Semi-Annual	1,377,312	—	1,567,474	190,162

Total						$1,550,775	$(2,302)	$4,547,737	$2,999,264

Bond Forward Contracts Outstanding at April 30, 2018
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.13%, 04/15/2020	USD	5,540,964	05/31/2018	$(268)
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2024	USD	12,186,468	05/31/2018	30,116
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2024	USD	2,814,792	05/31/2018	4,431
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2026	USD	17,810,172	05/31/2018	110,749
BOA	U.S. Treasury Bonds, 2.38%, 01/15/2025	USD	25,470,297	05/31/2018	138,325

Total					$283,353

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
11,918,000	CAD	9,284,173	USD	SSG	05/31/18	$ 3,907	$ —
1,100,000	CHF	1,129,463	USD	BCLY	05/31/18	—	(16,542)
3,546,000	GBP	4,894,349	USD	JPM	05/31/18	—	(5,481)
490,349,000	JPY	4,500,679	USD	BCLY	05/31/18	—	(5,922)
490,349,000	JPY	4,515,662	USD	ANZ	05/31/18	—	(20,905)
9,036,092	USD	11,939,000	AUD	CBA	05/31/18	47,339	—
7,209,682	USD	23,859,000	BRL	MSC	06/20/18	432,840	—
5,645,511	USD	5,505,000	CHF	CBK	05/31/18	75,847	—
2,297,174	USD	2,240,000	CHF	CBK	05/31/18	30,863	—
1,580,470	USD	4,536,740,000	COP	UBS	06/20/18	—	(33,454)
10,829,745	USD	8,855,000	EUR	BCLY	05/31/18	112,010	—
10,293,366	USD	7,380,000	GBP	BNP	05/31/18	118,564	—
3,690,569	USD	211,763,000	RUB	BCLY	06/20/18	348,242	—
3,653,544	USD	113,132,000	THB	JPM	06/20/18	63,762	—
1,594,618	USD	19,012,000	ZAR	BCLY	06/20/18	79,681	—

Total						$ 1,313,055	$ (82,304)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

94

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
RUB	Russian Ruble
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

The accompanying notes are an integral part of these financial statements.

95

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$13,488,090	$—	$13,488,090	$—
Foreign Government Obligations	15,116,410	—	15,116,410	—
Senior Floating Rate Interests	27,645,112	—	27,645,112	—
U.S. Government Agencies	38,719,688	—	38,719,688	—
U.S. Government Securities	479,550,385	—	479,550,385	—
Short-Term Investments	15,175,588	12,684,288	2,491,300	—
Purchased Options	563,149	—	563,149	—
Bond Forward Contracts(2)	283,621	—	283,621	—
Foreign Currency Contracts(2)	1,313,055	—	1,313,055	—
Futures Contracts(2)	96,833	96,833	—	—
Swaps - Credit Default(2)	166,551	—	166,551	—
Swaps - Interest Rate(2)	3,097,667	—	3,097,667	—

Total	$595,216,149	$12,781,121	$582,435,028	$—

Liabilities
Bond Forward Contracts(2)	$(268)	$—	$(268)	$—
Foreign Currency Contracts(2)	(82,304)	—	(82,304)	—
Futures Contracts(2)	(360,200)	(360,200)	—	—
Swaps - Interest Rate(2)	(438,225)	—	(438,225)	—

Total	$(880,997)	$(360,200)	$(520,797)	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

96

Hartford Municipal Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.8%
		Alabama - 2.3%
$	145,000	Alabama 21st Century Auth Rev 5.00%, 06/01/2021	$158,523
	200,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	233,132
	150,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2046	166,216

			557,871

		Alaska - 0.4%
	100,000	CIVIC Ventures, AK, Rev 5.00%, 09/01/2023	110,663

		Arizona - 1.4%
	200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	233,538
	110,000	Tempe, AZ, IDA 4.00%, 10/01/2023(1)	110,022

			343,560

		California - 7.1%
	250,000	Abag Finance Auth for Nonprofit Corps., CA, Rev 6.00%, 08/01/2030	278,855
	170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(2)	168,327
	160,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020	171,291
	250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	261,675
	45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	50,598
	150,000	Inglewood, CA, Redevelopment Agency 5.00%, 05/01/2027	177,921
	90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	96,548
		Orange County, CA, Community Facs Dist
	100,000	5.00%, 08/15/2023	111,151
	150,000	5.00%, 08/15/2033	166,282
	100,000	San Bernardino City, CA, USD 0.00%, 08/01/2027(2)	73,416
	255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.00%, 01/15/2025(2)	205,716

			1,761,780

		Colorado - 1.4%
	150,000	Denver Convention Center Hotel, CO, Auth Rev 5.00%, 12/01/2040	163,414
		E-470 Public Highway, CO, Auth Rev
	45,000	1 mo. USD LIBOR + 1.05%, 2.32%, 09/01/2039(3)	45,365
	25,000	5.00%, 09/01/2019	25,996
	100,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2023	111,839

			346,614

		Connecticut - 3.0%
	50,000	City of Hartford, CT, GO 5.00%, 07/01/2027	55,651
	100,000	City of Waterbury, CT 5.00%, 11/15/2047	110,280

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
		Connecticut - 3.0% - (continued)
		Connecticut State Health & Educational Facs Auth
$	100,000	3.25%, 09/01/2021(1)	$100,019
	60,000	5.00%, 07/01/2042	66,209
	125,000	Connecticut State, GO 5.00%, 04/15/2022	135,319
	250,000	Town of Hamden, CT, GO 5.00%, 08/15/2025	284,775

			752,253

		District of Columbia - 2.0%
		Dist of Columbia, GO
	150,000	5.00%, 06/01/2025	174,511
	150,000	5.00%, 06/01/2032	167,884
	150,000	5.00%, 07/01/2042	155,003

			497,398

		Florida - 4.1%
	200,000	City of Jacksonville, FL 5.00%, 10/01/2030	218,580
	200,000	City of Port State Lucie, FL 4.00%, 07/01/2027	209,356
		Lee County, FL, Airport Rev
	125,000	5.00%, 10/01/2032	140,269
	100,000	5.00%, 10/01/2033	111,864
		Miami-Dade County, FL, Aviation Rev
	15,000	5.00%, 10/01/2029	16,874
	15,000	5.00%, 10/01/2031	16,758
	20,000	5.00%, 10/01/2032	22,303
	20,000	5.00%, 10/01/2033	22,233
	65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	71,655
	100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	109,477
	60,000	Putnam County, FL, DA Auth 5.00%, 03/15/2042	66,681

			1,006,050

		Georgia - 1.9%
		Burke County, GA, DA Rev
	70,000	2.35%, 10/01/2032(4)	69,595
	125,000	3.00%, 11/01/2045(4)	122,983
	40,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	40,877
	100,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(4)	99,093
	125,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	138,215

			470,763

		Illinois - 19.2%
		Chicago, IL, Board of Education
	140,000	5.25%, 12/01/2039	140,379
	100,000	5.75%, 04/01/2035	112,929
	270,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	320,865
		Chicago, IL, Midway International Airport Rev
	100,000	5.00%, 01/01/2023	109,966
	250,000	5.00%, 01/01/2041	268,837
	250,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2020	254,130

The accompanying notes are an integral part of these financial statements.

97

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
		Illinois - 19.2% - (continued)
		Chicago, IL, Transit Auth Rev
$	75,000	5.00%, 06/01/2020	$79,199
	100,000	5.00%, 12/01/2044	108,501
	160,000	5.25%, 12/01/2024	173,946
	250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	264,785
	105,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2018	106,582
	100,000	Cook County, IL 5.00%, 11/15/2021	109,047
		Cook County, IL, Community High School Dist No. 212 Leyden
	105,000	5.00%, 12/01/2027	116,396
	170,000	5.00%, 12/01/2030	186,437
	105,000	Cook County, IL, GO 5.00%, 11/15/2028	110,616
		Illinois State Finance Auth Rev
	90,000	4.50%, 05/15/2020	90,091
	15,000	5.00%, 07/01/2018	15,078
	150,000	5.00%, 11/15/2030	167,790
	150,000	5.00%, 02/15/2033	167,244
	245,000	5.00%, 08/15/2035	261,295
	150,000	5.00%, 10/01/2041	166,157
		Illinois State, GO
	50,000	5.00%, 02/01/2027	52,045
	250,000	5.00%, 05/01/2029	254,928
	105,000	5.00%, 11/01/2029	108,283
	150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	163,392
	100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2023	110,520
	150,000	Kendall Kane & Will Counties, IL, USD GO 5.00%, 02/01/2024	166,895
		Metropolitan Pier & Exposition Auth, IL
	125,000	0.00%, 06/15/2020(2)	116,550
	105,000	4.85%, 12/15/2042(5)	55,039
	70,000	Railsplitter Tobacco Settlement Auth, IL 5.00%, 06/01/2027	79,763
		Regional Transportation, IL, Auth Rev
	80,000	5.00%, 06/01/2026	89,871
	125,000	6.25%, 07/01/2022	143,423
	90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	98,380

			4,769,359

		Indiana - 0.9%
	115,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	132,395
	85,000	Indianapolis, IN, Airport Auth Rev 4.75%, 01/01/2030	88,011

			220,406

		Kentucky - 0.4%
	90,000	Kentucky Economic Development Finance Auth 5.00%, 12/01/2047	97,248

		Louisiana - 2.8%
		Louisiana State Local Gov’t Environmental Facs & Community DA Rev
	100,000	5.75%, 11/15/2030	109,248
	100,000	6.00%, 11/15/2030	111,182

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
		Louisiana - 2.8% - (continued)
		Louisiana State Public Facs Auth Rev
$	100,000	5.00%, 05/15/2035	$110,463
	100,000	5.00%, 05/15/2047	109,110
	40,000	6.38%, 05/15/2031	44,841
	200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2038	220,672

			705,516

		Massachusetts - 2.1%
	100,000	Commonwealth of Massachusetts, GO 4.00%, 09/01/2034	104,687
	100,000	Massachusetts Dev. Finance Agency 5.00%, 10/01/2047(1)	105,686
	100,000	Massachusetts Health & Educational Facs Auth 5.00%, 07/01/2039	103,526
	200,000	Massachusetts State PA 4.00%, 07/01/2046	202,216

			516,115

		Michigan - 2.6%
	150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	165,291
		Michigan Finance Auth
	150,000	5.00%, 04/01/2019	153,817
	100,000	5.00%, 07/01/2035	108,898
	100,000	5.00%, 05/15/2038	110,331
	50,000	State of Michigan 5.00%, 03/15/2027	58,757
	35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	39,335

			636,429

		Minnesota - 2.9%
		Duluth, MN, ISD, No. 709
	20,000	4.00%, 02/01/2027	21,273
	200,000	5.00%, 02/01/2022	216,876
	100,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	112,957
	100,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019	101,919
	200,000	Saint Francis, MN, ISD, No. 15 4.00%, 02/01/2029	210,592
	50,000	Saint Paul, MN, Housing & Redevelopment Auth 5.25%, 11/15/2028	52,492

			716,109

		Missouri - 1.1%
	100,000	Kirkwood, MO, IDA 5.25%, 05/15/2032	107,670
	150,000	Saint Louis, MO, Airport Rev. 5.00%, 07/01/2042	169,890

			277,560

		Montana - 0.7%
	150,000	Montana Facs Finance Auth 5.00%, 02/15/2033	167,605

		Nebraska - 0.4%
	100,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	109,504

The accompanying notes are an integral part of these financial statements.

98

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
		Nevada - 0.8%
$	85,000	Clark County, NV 2.25%, 12/01/2019	$84,934
	100,000	Clark County, NV, School Dist 5.00%, 06/15/2029	115,967

			200,901

		New Jersey - 2.9%
	50,000	City of Atlantic, NJ, GO 5.00%, 03/01/2020	52,286
	205,000	City of Bayonne, NJ, GO 5.00%, 07/01/2034	226,357
	285,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	295,246
	50,000	New Jersey Health Care Facs Financing Auth Rev 5.25%, 07/01/2026	54,586
	90,000	Tobacco Settlement Financing Corp, NJ 5.00%, 06/01/2029	102,365

			730,840

		New York - 5.5%
	250,000	City of New York, NY, GO 5.00%, 12/01/2035	284,935
	100,000	Liberty Corp., NY, Development Goldman Sachs Headquarters 5.25%, 10/01/2035	122,083
	40,000	Long Island, NY, Power Auth 1 mo. USD LIBOR + 0.88%, 2.20%, 05/01/2033(3)	40,017
		Metropolitan Transportation Auth, NY, Rev
	100,000	5.25%, 11/15/2036	117,161
	70,000	5.25%, 11/15/2040	75,778
	100,000	New York City Water & Sewer System 5.00%, 06/15/2043	107,237
	130,000	New York City, NY, Transitional Finance Auth 5.00%, 11/01/2038	144,759
	150,000	New York State Dormitory Auth Rev 5.00%, 03/15/2031	172,047
		New York Transportation Development Corp. Rev
	75,000	5.00%, 08/01/2018	75,482
	100,000	5.00%, 07/01/2046	106,988
	100,000	TSASC, Inc., NY 5.00%, 06/01/2023	111,150

			1,357,637

		North Carolina - 0.1%
	25,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	25,698

		Ohio - 3.7%
		American Municipal Power, Inc., OH
	200,000	4.00%, 02/15/2036	203,746
	105,000	4.00%, 02/15/2042	106,441
		Buckeye, OH, Tobacco Settlement Finance Auth
	250,000	6.00%, 06/01/2042	249,385
	150,000	6.50%, 06/01/2047	152,098
		City of Cleveland, OH, Airport System Rev
	60,000	5.00%, 01/01/2022	65,549
	55,000	5.00%, 01/01/2023	60,965
	70,000	County of Montgomery, OH 5.00%, 05/01/2039	71,613

			909,797

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
		Oklahoma - 0.3%
		Oklahoma Dev. Finance Auth
$	35,000	5.25%, 08/15/2048	$38,317
	35,000	5.50%, 08/15/2057	38,829

			77,146

		Oregon - 1.0%
	40,000	Marion County, OR, School Dist. No 15 North Marion 0.00%, 06/15/2037(2)	18,323
	225,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(2)	120,913
	95,000	Washington County, OR, School Dist No. 48, GO 5.00%, 06/15/2035(5)	107,869

			247,105

		Pennsylvania - 6.4%
	100,000	Delaware River, PA, JT Toll Bridge Commission 5.00%, 07/01/2047	112,168
	90,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	103,613
	100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	108,315
	100,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2025	111,601
	150,000	Pennsylvania Commonwealth Financing Auth 5.00%, 06/01/2027	171,381
	150,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2025	170,736
		Pennsylvania Turnpike Commission Rev
	250,000	MUNIPSA + 0.98%, 2.73%, 12/01/2021(3)	254,350
	150,000	5.00%, 12/01/2025	172,285
	90,000	5.00%, 12/01/2031	101,589
	115,000	Philadelphia, PA, School Dist GO 5.00%, 09/01/2019	119,319
	150,000	Reading, PA, School Dist GO 5.00%, 03/01/2025	169,586

			1,594,943

		Puerto Rico - 0.6%
		Commonwealth of Puerto Rico, GO
	40,000	5.50%, 07/01/2019	41,018
	100,000	6.00%, 07/01/2039*	44,875
		Puerto Rico Electric Power Auth
	25,000	5.00%, 07/01/2019	25,495
	35,000	5.25%, 07/01/2019	35,791

			147,179

		Rhode Island - 0.9%
	80,000	Rhode Island Health & Educational Bldg Corp. 5.00%, 05/15/2028	90,819
	120,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	123,571

			214,390

		South Carolina - 0.4%
		South Carolina State Public Service Auth
	50,000	5.00%, 12/01/2031	54,680
	50,000	5.00%, 12/01/2034	54,129

			108,809

The accompanying notes are an integral part of these financial statements.

99

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.8% - (continued)
		Tennessee - 1.6%
$	150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025(1)	$149,443
	230,000	Tennessee Housing Development Agency Rev 3.50%, 01/01/2047	236,792

			386,235

		Texas - 10.5%
		Arlington, TX, Higher Education Finance Corp. Rev
	150,000	4.00%, 08/15/2030	158,669
	250,000	5.00%, 02/15/2027	292,565
	250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	269,665
	200,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2031	220,088
	250,000	Dallas/Fort Worth, TX, International Airport Rev 5.00%, 11/01/2043	262,250
	150,000	El Paso, TX, ISD GO 5.00%, 08/15/2027	176,551
	110,000	Harris County, TX, Toll Road Auth. 5.00%, 08/15/2031	129,042
	100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	106,665
	75,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2023	82,317
	150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	163,728
	100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	105,961
	185,000	North Texas Tollway Auth Rev 6.25%, 01/01/2039	190,283
	150,000	Socorro, TX, ISD 4.00%, 08/15/2035	158,415
	250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	287,135

			2,603,334

		Virginia - 0.4%
	90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040(4)	89,136

		Washington - 3.6%
	250,000	King County, WA, GO 4.00%, 07/01/2030	270,518
	300,000	State of Washington, GO 5.00%, 08/01/2032	346,143
	145,000	Washington State Health Care Facs Auth Rev 5.38%, 01/01/2040	155,180
	115,000	Washington State Health Care Facs Auth Rev 5.00%, 01/01/2026	130,995

			902,836

		Wisconsin - 0.4%
	100,000	Public Finance Auth, WI 5.00%, 05/15/2019(1)	102,478

		Total Municipal Bonds (cost $23,813,640)	$23,761,267

		Total Long-Term Investments (cost $23,813,640)	$23,761,267

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.9%
	Other Investment Pools & Funds - 2.9%
727,286	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(6)	$727,286

	Total Short-Term Investments (cost $727,286)	$727,286

Total Investments (cost $24,540,926)	98.7%	$24,488,553
Other Assets and Liabilities	1.3%	321,322

Total Net Assets	100.0%	$24,809,875

The accompanying notes are an integral part of these financial statements.

100

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $567,648, which represented 2.3% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield Analysis

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	Unified School District
VA	Veterans Administration

The accompanying notes are an integral part of these financial statements.

101

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$23,761,267	$—	$23,761,267	$—
Short-Term Investments	727,286	727,286	—	—

Total	$24,488,553	$727,286	$23,761,267	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

102

The Hartford Municipal Opportunities Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5%
		Alabama - 1.2%
		Alabama Federal Aid Highway Finance Auth
$	1,615,000	5.00%, 09/01/2026	$1,800,063
	980,000	5.00%, 09/01/2034	1,140,181
	1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,649,409
	3,000,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	3,334,710

			7,924,363

		Alaska - 0.3%
	2,000,000	CIVICVentures, AK, Rev 5.00%, 09/01/2025	2,264,200

		Arizona - 1.1%
	1,380,000	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School 8.50%, 07/01/2039	1,480,588
	3,000,000	Salt River, AZ, Agricultural Improvement 5.00%, 12/01/2027	3,286,560
	855,000	Salt Verde Financial Corp., AZ 5.25%, 12/01/2020	916,492
	1,745,000	Tempe, AZ, IDA 4.00%, 10/01/2023(1)	1,745,349

			7,428,989

		California - 7.9%
	800,000	California County Tobacco Securitization Agency 4.00%, 06/01/2018	801,712
	1,050,000	5.00%, 06/01/2022	1,178,520
	1,000,000	California State Communities DA Rev 5.63%, 10/01/2032	1,073,480
	750,000	California State Health Facs 5.00%, 02/01/2029	869,625
	1,000,000	California State Public Works Board, Correctional Facs Improvement 6.00%, 03/01/2035	1,075,460
	2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,207,860
	2,000,000	California State Public Works Board, State University Trustees 6.25%, 04/01/2034	2,081,760
	2,000,000	California State, GO 5.00%, 08/01/2029	2,347,680
	910,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	1,023,195
	4,705,000	Golden State, CA, Tobacco Securitization Corp. 5.75%, 06/01/2047	4,840,128
		Hemet, CA, USD Finance Auth Special Tax
	1,440,000	5.00%, 09/01/2030	1,590,408
	535,000	5.00%, 09/01/2031	588,473
		Inglewood, CA, Redevelopment Agency
	800,000	5.00%, 05/01/2028	934,968
	800,000	5.00%, 05/01/2029	930,144
	5,225,000	Long Beach, CA, Finance Auth Natural Gas 3 mo. USD LIBOR + 1.45%, 2.68%, 11/15/2027(2)	5,292,089
	1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,076,560

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		California - 7.9% - (continued)
		Orange County, CA, Community Facs Dist, Special Tax
$	1,000,000	5.00%, 08/15/2034	$1,097,710
	1,000,000	5.00%, 08/15/2036	1,100,230
	2,500,000	5.00%, 08/15/2041	2,728,125
	500,000	Port of Oakland, CA 5.00%, 05/01/2023	548,265
	1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation 5.00%, 09/01/2029	1,135,470
	1,000,000	San Buenaventura, CA, Community Memorial Health System 7.50%, 12/01/2041	1,113,170
	3,000,000	San Diego, CA, Redevelopment Agency Tax Allocation 7.00%, 11/01/2039	3,229,890
		San Diego, CA, USD GO
	805,000	4.00%, 07/01/2034	846,442
	865,000	4.00%, 07/01/2035	904,444
	875,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	975,441
	500,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2023	505,835
		San Mateo, CA, Joint Powers Finance Auth
	1,250,000	5.00%, 06/15/2029	1,425,512
	1,250,000	5.00%, 06/15/2030	1,421,712
	1,335,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	1,417,997
		Santa Margarita, CA, Water Dist Special Tax
	500,000	4.25%, 09/01/2021	522,560
	500,000	5.00%, 09/01/2022	537,570
	500,000	5.00%, 09/01/2023	543,000
	1,095,000	5.00%, 09/01/2028	1,217,038
	1,500,000	Stockton, CA, Redevelopment Agency 5.00%, 09/01/2029	1,727,985
		Tustin, CA, Community Facs Dist, Special Tax
	775,000	5.00%, 09/01/2020	828,033
	600,000	5.00%, 09/01/2021	657,906

			52,396,397

		Colorado - 1.0%
	1,330,000	Colorado Health Facs Auth Rev 1 mo. USD LIBOR + 1.25%, 2.53%, 10/01/2039(2)	1,335,134
	1,000,000	Denver City & County School Dist. No. 1, CO 5.50%, 12/01/2029	1,238,770
	1,510,000	E-470 Public Highway, CO, Auth Rev 1 mo. USD LIBOR + 1.05%, 2.32%, 09/01/2039(2)	1,522,231
	2,000,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2029	2,262,120

			6,358,255

		Connecticut - 3.8%
	5,000,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	5,590,900
	1,500,000	City of New Britain, CT, GO 5.00%, 03/01/2031	1,709,925
	2,600,000	City of New Haven, CT, GO 5.00%, 08/01/2024	2,875,392

The accompanying notes are an integral part of these financial statements.

103

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Connecticut - 3.8% - (continued)
		City of Waterbury, CT, GO
$	405,000	5.00%, 11/15/2031	$462,000
	1,000,000	5.00%, 11/15/2032	1,136,350
		Connecticut Housing Finance Auth
	615,000	4.00%, 11/15/2044	634,877
	1,655,000	4.00%, 11/15/2045	1,716,218
	1,495,000	4.00%, 05/15/2047	1,568,165
	375,000	Connecticut State Health & Educational Facs Auth 2.88%, 09/01/2020(1)	375,146
		Connecticut State, GO
	3,125,000	5.00%, 04/15/2022	3,382,969
	2,500,000	5.00%, 04/15/2029	2,804,425
		Town of Hamden, CT, GO
	1,000,000	4.00%, 08/15/2018	1,005,240
	2,065,000	5.00%, 08/15/2025	2,330,518

			25,592,125

		District of Columbia - 0.2%
		Dist of Columbia Rev
	735,000	5.00%, 07/01/2032	771,316
	270,000	5.00%, 07/01/2037	280,236

			1,051,552

		Florida - 4.0%
		City of Port State Lucie, FL
	2,410,000	4.00%, 07/01/2028	2,524,499
	2,415,000	4.00%, 07/01/2029	2,526,235
	1,885,000	Florida Village Community Development Dist No. 8 6.38%, 05/01/2038	1,894,859
	1,040,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,125,613
	1,750,000	Lakeland, FL, Retirement Community Rev 6.38%, 01/01/2043	1,778,227
	500,000	Magnolia Creek, FL, Community Development Dist Capital Improvement 5.90%, 05/01/2039*	105,000
	1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,128,460
		Miami-Dade County, FL, Aviation Rev
	1,000,000	5.00%, 10/01/2024	1,097,700
	2,500,000	5.00%, 10/01/2026	2,727,900
	200,000	5.00%, 10/01/2035	212,024
	3,000,000	Miami-Dade County, FL, GO 5.00%, 07/01/2032	3,411,000
		Orange County, FL, Health Facs Auth
	1,190,000	5.00%, 08/01/2024	1,325,327
	1,280,000	5.00%, 08/01/2025	1,434,893
	1,350,000	5.00%, 08/01/2026	1,503,535
	1,000,000	Palm Beach County, FL, Health Facs Auth 6.75%, 06/01/2024	1,147,750
	1,150,000	Putnam County, FL, DA Auth 5.00%, 03/15/2042	1,278,053
	240,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	242,006
	775,000	Volusia County, FL, School Board 5.00%, 08/01/2025	886,871

			26,349,952

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Georgia - 2.4%
		Burke County, GA, DA Rev
$	2,860,000	2.35%, 10/01/2032(3)	$2,843,469
	3,450,000	3.00%, 11/01/2045(3)	3,394,317
	1,500,000	Dekalb Newton and Gwinnett Counties, GA, Joint DA 6.00%, 07/01/2034	1,570,065
	1,500,000	Marietta, GA, DA Life University, Inc. Proj 7.00%, 06/15/2030	1,509,255
	2,650,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(3)	2,625,964
		Municipal Electric Auth, GA
	1,000,000	5.00%, 11/01/2022	1,105,720
	1,075,000	5.00%, 01/01/2024	1,191,079
	1,825,000	5.00%, 01/01/2028	2,088,913

			16,328,782

		Hawaii - 0.2%
	1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,096,720

		Illinois - 16.0%
	695,000	Aurora, IL, Tax Increment Rev 6.75%, 12/30/2027	705,703
		Chicago, IL, Board of Education
	2,500,000	5.00%, 12/01/2034	2,505,550
	860,000	6.00%, 01/01/2020	887,675
	1,510,000	Chicago, IL, Board of Education, GO 5.00%, 12/01/2042	1,493,088
	565,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	656,598
		Chicago, IL, Metropolitan Water Reclamation Dist GO
	3,500,000	5.00%, 12/01/2027	4,057,585
	2,530,000	5.00%, 12/01/2031	2,756,182
	1,700,000	5.25%, 12/01/2032	2,020,263
		Chicago, IL, Midway International Airport
	500,000	5.00%, 01/01/2021	532,805
	1,420,000	5.00%, 01/01/2031	1,579,182
		Chicago, IL, Park Dist, GO
	65,000	5.00%, 01/01/2019	66,083
	275,000	5.00%, 01/01/2020	279,543
		Chicago, IL, Transit Auth
	3,000,000	5.00%, 06/01/2020	3,158,580
	800,000	5.25%, 12/01/2027	862,912
	5,000,000	5.25%, 12/01/2028	5,382,650
		City of Chicago, IL, GO
	980,000	5.00%, 01/01/2021	1,021,856
	700,000	5.00%, 12/01/2023	720,790
	2,000,000	5.00%, 01/01/2024	2,116,980
		City of Chicago, IL, Wastewater Transmission Rev
	715,000	5.00%, 01/01/2028	781,781
	1,785,000	5.00%, 01/01/2029	1,943,936
		City of Chicago, IL, Waterworks Rev
	135,000	5.00%, 11/01/2023	147,469
	1,000,000	5.00%, 11/01/2027	1,125,070
	1,020,000	5.00%, 11/01/2028	1,124,417
	3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	3,915,727
		Cook County, IL, Community High School Dist No. 212 Leyden
	1,775,000	5.00%, 12/01/2026	1,977,669
	1,000,000	5.00%, 12/01/2034	1,086,230

The accompanying notes are an integral part of these financial statements.

104

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Illinois - 16.0% - (continued)
		Cook County, IL, GO
$	1,000,000	5.00%, 11/15/2026	$1,140,730
	3,415,000	5.00%, 11/15/2027	3,865,507
	1,400,000	Illinois Finance Auth Rev, Art Institute of Chicago 6.00%, 03/01/2038	1,447,390
	3,000,000	Illinois Finance Auth Rev, Silver Cross Hospital and Medicine 5.50%, 08/15/2030	3,021,750
	4,000,000	Illinois Metropolitan Pier & Exposition Auth 0.00%, 12/15/2024(4)	3,030,000
		Illinois State Finance Auth Rev
	1,000,000	5.00%, 11/15/2023	1,124,090
	4,000,000	5.00%, 02/15/2027	4,567,200
	700,000	5.00%, 10/01/2028	805,091
	665,000	5.00%, 11/15/2028	744,108
	1,650,000	5.00%, 11/15/2031	1,842,373
	1,500,000	5.00%, 11/15/2033	1,662,900
	1,510,000	5.00%, 11/15/2034	1,644,269
	1,240,000	7.75%, 08/15/2034	1,330,359
		Illinois State, GO
	1,500,000	5.00%, 01/01/2022	1,535,010
	1,500,000	5.00%, 08/01/2025	1,549,080
	3,500,000	5.00%, 11/01/2025	3,646,475
	985,000	5.00%, 02/01/2026	1,018,195
	1,200,000	5.00%, 02/01/2027	1,249,080
	3,120,000	5.00%, 11/01/2029	3,217,562
	950,000	5.00%, 05/01/2033	960,783
	1,500,000	5.25%, 01/01/2021	1,562,640
	1,250,000	6.50%, 06/15/2022	1,325,763
		Kane Cook & DuPage Counties, IL, GO
	2,800,000	5.00%, 01/01/2031	3,098,816
	1,700,000	5.00%, 01/01/2034	1,860,055
	1,700,000	5.00%, 01/01/2035	1,851,776
		Kane McHenry Cook & DeKalb Counties, IL, USD GO
	1,250,000	5.00%, 01/01/2027	1,407,175
	2,000,000	5.00%, 01/01/2029	2,301,040
	1,665,000	Kendall Kane & Will County, IL, USD GO 5.00%, 02/01/2034	1,841,440
		Metropolitan Pier & Exposition Auth, IL
	1,120,000	0.00%, 06/15/2020(4)	1,044,288
	2,000,000	0.00%, 06/15/2027(4)	1,397,460
	3,080,000	4.85%, 12/15/2042(5)	1,614,474
	1,650,000	5.00%, 12/15/2020	1,738,028
		Railsplitter Tobacco Settlement Auth, IL
	1,000,000	5.00%, 06/01/2026	1,137,930
	1,535,000	5.00%, 06/01/2027	1,749,086

			106,238,247

		Indiana - 1.9%
	2,000,000	City of Whiting, IN 5.00%, 03/01/2046(3)	2,236,740
		Indiana Municipal Power Agency
	2,000,000	5.00%, 01/01/2031	2,331,500
	1,050,000	5.00%, 01/01/2032	1,216,404
	180,000	5.00%, 01/01/2034	205,938
	1,000,000	Indiana State Finance Auth Hospital Rev 5.00%, 12/01/2029	1,128,790
	1,625,000	Indiana State Finance Auth Rev 5.00%, 03/01/2023	1,761,695

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Indiana - 1.9% - (continued)
$	1,000,000	Indianapolis, IN, Airport Auth Rev 5.00%, 01/01/2029	$1,090,360
	1,000,000	Indianapolis, IN, Local Public Improvement Bond Bank 5.00%, 01/01/2031	1,127,620
	775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	843,525
	1,000,000	Whiting, IN, Environmental Facs Rev 1.85%, 06/01/2044(3)	995,150

			12,937,722

		Kansas - 0.4%
		Wyandotte County-Kansas City, KS
	1,000,000	5.00%, 09/01/2025	1,123,690
	1,390,000	5.00%, 09/01/2028	1,570,686

			2,694,376

		Kentucky - 0.7%
	2,910,000	Kentucky Economic Development Finance Auth 5.00%, 12/01/2047	3,144,342
	1,515,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	1,639,003

			4,783,345

		Louisiana - 2.5%
		City of Shreveport, LA, Water & Sewer Rev
	2,000,000	5.00%, 12/01/2027	2,289,780
	1,000,000	5.00%, 12/01/2035	1,130,740
	800,000	5.00%, 12/01/2036	902,496
		Louisiana State Local Gov’t Environmental Facs & Community DA Rev
	975,000	5.75%, 11/15/2030	1,065,168
	1,750,000	6.00%, 11/15/2035	1,917,335
	4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,487,120
	155,000	Louisiana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	156,209
		New Orleans, LA, Aviation Board
	560,000	5.00%, 01/01/2026	639,447
	375,000	5.00%, 01/01/2027	431,835
	750,000	5.00%, 01/01/2034	817,718
	2,500,000	6.00%, 01/01/2023	2,569,925

			16,407,773

		Maryland - 0.4%
	395,000	Howard, MD, Special Obligation 4.00%, 02/15/2028(1)	403,741
	480,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	498,965
	1,570,000	Rockville, MD, Mayor 3.00%, 11/01/2025	1,537,925

			2,440,631

		Massachusetts - 2.3%
	6,915,000	Commonwealth of Massachusetts, GO 3 mo. USD LIBOR + 0.46%, 1.65%, 11/01/2020(2)	6,929,867

The accompanying notes are an integral part of these financial statements.

105

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Massachusetts - 2.3% - (continued)
		Massachusetts State Development Finance Agency
$	1,000,000	4.00%, 10/01/2024(1)	$1,038,970
	455,000	4.00%, 10/01/2025(1)	471,239
	635,000	4.00%, 10/01/2026(1)	651,421
	165,000	4.00%, 07/15/2036	172,993
	1,200,000	5.00%, 01/01/2019	1,223,210
	1,000,000	5.00%, 07/01/2029	1,123,800
	2,000,000	5.00%, 07/01/2030	2,236,940
	1,200,000	8.00%, 04/15/2031	1,302,024

			15,150,464

		Michigan - 3.6%
	4,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	4,575,320
		Michigan Finance Auth
	1,000,000	5.00%, 07/01/2018	1,004,530
	2,165,000	5.00%, 04/01/2020	2,265,066
	665,000	5.00%, 07/01/2027	738,815
	665,000	5.00%, 07/01/2028	737,472
	650,000	5.00%, 07/01/2029	718,400
	2,700,000	5.00%, 10/01/2030	2,963,304
	2,555,000	5.00%, 06/01/2033	2,835,539
	1,000,000	5.00%, 06/01/2034	1,105,120
	735,000	Michigan State Building Auth 5.00%, 04/15/2027	860,170
		Michigan State Hospital Finance Auth
	1,505,000	4.00%, 11/15/2031	1,579,919
	345,000	4.00%, 11/15/2032	360,680
	2,000,000	Royal Oak, MI, Hospital Finance Auth 8.25%, 09/01/2039	2,042,360
	2,190,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,449,590

			24,236,285

		Minnesota - 0.7%
		Duluth, MN, ISD, No. 709
	2,335,000	3.00%, 02/01/2021	2,368,857
	940,000	4.00%, 02/01/2027	999,831
	250,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019	254,798
		State Francis, MN, ISD, No. 15
	365,000	4.00%, 02/01/2030	383,170
	750,000	4.00%, 02/01/2031	785,295

			4,791,951

		Mississippi - 0.3%
	1,850,000	State of Mississippi 5.00%, 10/15/2029	2,114,014

		Missouri - 1.2%
	1,000,000	City of State Louis MO Airport Rev 5.00%, 07/01/2047	1,128,390
		Kirkwood, MO, IDA Retirement Community
	1,500,000	5.25%, 05/15/2042	1,588,455
	1,500,000	5.25%, 05/15/2050	1,579,335
	3,500,000	8.25%, 05/15/2045	3,922,310

			8,218,490

		Montana - 0.4%
	2,500,000	Montana Facs Finance Auth 5.00%, 02/15/2028	2,862,775

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Nevada - 1.1%
		Clark County, NV
$	965,000	2.25%, 12/01/2019	$964,247
	920,000	2.50%, 12/01/2018	921,785
		Clark County, NV, School Dist
	1,000,000	5.00%, 06/15/2028	1,164,190
	1,900,000	5.00%, 06/15/2029	2,203,373
		Las Vegas, NV, Spl Impt Dist
	340,000	5.00%, 06/01/2027	354,637
	650,000	5.00%, 06/01/2029	671,990
	1,110,000	Nevada State Natural Resources GO 5.00%, 03/01/2026	1,238,704

			7,518,926

		New Jersey - 3.2%
	250,000	City of Atlantic, NJ 5.00%, 03/01/2021	265,700
	225,000	City of Atlantic, NJ, GO 5.00%, 03/01/2022	243,023
	550,000	New Jersey Building Auth 4.00%, 06/15/2018	551,290
		New Jersey Economic Development Auth Rev, School Facilities Construction Bond
	500,000	5.00%, 06/15/2019	515,330
	500,000	5.00%, 06/15/2020	523,205
	2,855,000	New Jersey Health Care Facs Finance Auth 5.75%, 10/01/2031	3,003,460
		New Jersey State Econ DA
	250,000	4.00%, 07/15/2018	250,920
	660,000	4.88%, 09/15/2019	675,041
	2,000,000	New Jersey State Educational Finance Auth Rev, University of Medicine & Dentistry 7.50%, 12/01/2032	2,116,740
	5,000,000	New Jersey State Transportation Trust Fund Auth 0.00%, 12/15/2032(4)	2,738,750
		New Jersey Transportation Trust Fund Auth
	3,000,000	5.00%, 06/15/2018	3,010,050
	4,940,000	5.00%, 06/15/2021	4,957,636
	2,315,000	Tobacco Settlement Financing Corp, NJ 5.00%, 06/01/2029	2,633,058

			21,484,203

		New York - 7.1%
	4,000,000	City of New York, NY, GO 6.25%, 10/15/2028	4,080,832
	1,460,000	Long Island, NY, Power Auth 1 mo. USD LIBOR + 0.88%, 2.20%, 05/01/2033(2)	1,460,613
		Metropolitan Transportation Auth
	370,000	0.00%, 11/15/2027(4)	274,895
	1,210,000	0.00%, 11/15/2029(4)	823,840
	1,540,000	New York City, Municipal Water Finance Auth Rev, Water And Sewer System 5.00%, 06/15/2032	1,792,098
	940,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	967,213
	1,000,000	New York City, NY, Transitional Finance Auth 5.00%, 07/15/2026	1,166,520
	705,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	719,784

The accompanying notes are an integral part of these financial statements.

106

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		New York - 7.1% - (continued)
		New York State Dormitory Auth Rev
$	1,670,000	5.00%, 03/15/2022	$1,807,057
	2,000,000	5.00%, 12/15/2027	2,236,260
	1,000,000	5.00%, 03/15/2030	1,126,350
	6,305,000	5.00%, 03/15/2031	7,239,625
	1,300,000	5.00%, 12/01/2036(1)	1,395,056
	860,000	New York State Energy Research & DA 2.38%, 07/01/2026(3)	859,080
	1,535,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(1)	1,670,157
		New York State Thruway Auth
	1,000,000	4.00%, 01/01/2037	1,023,180
	1,000,000	5.00%, 01/01/2019	1,021,670
	1,000,000	New York State Urban Development Corp. Rev 5.00%, 03/15/2026	1,117,810
	1,825,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	1,836,716
	1,145,000	Newburth, NY, GO 5.00%, 06/15/2019	1,179,591
	2,750,000	PA of New York and New Jersey 5.00%, 10/15/2025	3,127,465
	2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,862,275
	245,000	Syracuse, NY, IDA 5.00%, 01/01/2029	267,096
		Town of Oyster Bay, NY, GO
	125,000	2.50%, 03/01/2019	124,154
	615,000	2.63%, 03/01/2020	606,058
	50,000	3.75%, 12/01/2018	50,113
	95,000	5.00%, 03/15/2019	96,345
	2,340,000	5.00%, 08/15/2024	2,607,626
	1,555,000	TSASC, Inc., NY 5.00%, 06/01/2026	1,786,275
		Yonkers, NY, GO
	885,000	3.00%, 08/15/2019	896,275
	1,000,000	5.00%, 03/15/2021	1,073,670

			47,295,699

		North Carolina - 1.3%
	1,325,000	North Carolina Eastern Municipal Power 4.00%, 01/01/2020	1,370,328
	2,955,000	North Carolina Housing Finance Agency 4.00%, 07/01/2047	3,103,134
	1,555,000	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge 5.88%, 01/01/2031	1,625,924
	1,175,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	1,207,818
	1,000,000	North Carolina State Medical Care Commission, Galloway Ridge, Inc. 6.00%, 01/01/2039	1,044,470

			8,351,674

		Ohio - 3.3%
	2,000,000	Allen County, OH, Hospital Facs Rev 5.00%, 05/01/2023	2,183,500

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Ohio - 3.3% - (continued)
		Buckeye, OH, Tobacco Settlement Finance Auth
$	4,000,000	5.88%, 06/01/2047	$3,999,960
	6,680,000	6.00%, 06/01/2042	6,663,567
		City of Cleveland, OH, Airport System Rev
	1,165,000	5.00%, 01/01/2022	1,272,739
	1,060,000	5.00%, 01/01/2023	1,174,957
	345,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	410,623
	1,750,000	County of Montgomery, OH 5.00%, 05/01/2039	1,790,150
	2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,342,860
	2,275,000	Lancaster, OH, Gas Rev 1 mo. USD LIBOR + 0.60%, 1.86%, 02/01/2019(2)	2,275,546

			22,113,902

		Oklahoma - 0.3%
		Oklahoma Dev. Finance Auth
	935,000	5.25%, 08/15/2048	1,023,619
	935,000	5.50%, 08/15/2057	1,037,271

			2,060,890

		Oregon - 2.5%
	855,000	Clackamas County, OR, Hospital Facility Auth 2.80%, 05/15/2024(6)	853,110
	8,200,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(4)	3,207,922
	625,000	Jackson County, OR, School Dist No. 4, GO 0.00%, 06/15/2034(4)	331,213
	1,105,000	Marion County, OR, School Dist. No 15 North Marion 0.00%, 06/15/2037(4)	506,178
	2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,551,875
		Port of Portland, OR, Airport Rev
	1,000,000	5.00%, 07/01/2031	1,101,100
	750,000	5.00%, 07/01/2032	824,505
	7,505,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(4)	4,033,112
	2,885,000	Washington County, OR, School Dist No. 48, GO 5.00%, 06/15/2035(5)	3,275,802

			16,684,817

		Other U.S. Territories - 0.1%
	705,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	723,133

		Pennsylvania - 6.3%
	945,000	Allegheny County, PA 5.00%, 03/01/2019	969,079
	500,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	521,110
	925,000	Allegheny County, PA, IDA Charter School 6.75%, 08/15/2035	974,173
		Beaver County, PA, GO
	1,220,000	5.00%, 11/15/2020	1,300,069
	1,285,000	5.00%, 11/15/2021	1,395,793
	1,345,000	5.00%, 11/15/2022	1,485,297

The accompanying notes are an integral part of these financial statements.

107

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Pennsylvania - 6.3% - (continued)
$	930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	$1,089,430
		Commonwealth Finance Auth, PA
	2,000,000	5.00%, 06/01/2026	2,275,280
	1,070,000	5.00%, 06/01/2029	1,217,992
	750,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	868,072
	1,805,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	2,078,006
		Lancaster County, PA, Hospital Auth
	495,000	5.00%, 07/01/2024	543,594
	400,000	5.00%, 07/01/2025	441,440
	2,410,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2046	2,580,074
	920,000	Pennsylvania Higher Educational Facs Auth 5.00%, 05/01/2032	1,045,819
	2,250,000	Pennsylvania State IDA 5.00%, 07/01/2021	2,439,315
		Pennsylvania State Turnpike Commission Rev
	575,000	MUNIPSA + 0.88%, 2.63%, 12/01/2020(2)	581,520
	2,000,000	MUNIPSA + 0.90%, 2.65%, 12/01/2021(2)	2,030,020
	300,000	5.00%, 12/01/2027	343,458
	1,335,000	6.00%, 06/01/2028	1,339,486
		Pennsylvania Turnpike Commission
	1,000,000	5.00%, 12/01/2029	1,142,970
	1,590,000	5.00%, 12/01/2030	1,812,187
	2,000,000	5.00%, 12/01/2033	2,255,400
		Pennsylvania Turnpike Commission Rev
	925,000	MUNIPSA + 0.98%, 2.73%, 12/01/2021(2)	941,095
	755,000	5.00%, 12/01/2042	838,050
		Philadelphia, PA, Municipal Auth
	750,000	6.38%, 04/01/2029	780,667
	800,000	6.50%, 04/01/2034	833,240
		Philadelphia, PA, School Dist GO
	150,000	3.00%, 09/01/2019	151,720
	1,560,000	5.00%, 09/01/2022	1,706,999
	1,635,000	5.00%, 09/01/2023	1,805,939
		Pittsburgh, PA, School Dist GO
	1,575,000	5.00%, 09/01/2021	1,715,301
	750,000	5.00%, 09/01/2023	816,555
	350,000	Reading, PA, School Dist GO 5.00%, 03/01/2038	388,164
	1,000,000	Susquehanna, PA, Regional Airport Auth System Rev 5.00%, 01/01/2019	1,018,060

			41,725,374

		Puerto Rico - 0.7%
		Commonwealth of Puerto Rico, GO
	220,000	0.00%, 07/01/2019(4)	209,801
	1,450,000	5.50%, 07/01/2019	1,486,902
	4,645,000	6.00%, 07/01/2039*	2,084,444
		Puerto Rico Electric Power Auth
	900,000	5.00%, 07/01/2019	917,811
	250,000	5.25%, 07/01/2019	255,655

			4,954,613

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Rhode Island - 1.2%
$	1,415,000	Cranston, RI, GO 5.00%, 07/01/2019	$1,465,048
	1,000,000	Rhode Island Commerce Corp. 5.00%, 06/15/2019	1,034,380
		Rhode Island Health & Educational Bldg Corp.
	1,900,000	5.00%, 05/15/2027	2,149,698
	1,490,000	5.00%, 05/15/2028	1,691,493
	1,500,000	Rhode Island State & Providence Plantations 4.00%, 10/01/2018	1,513,770

			7,854,389

		South Carolina - 0.5%
	1,987,000	Lancaster County, SC, Sun City Assessment 7.70%, 11/01/2017*	417,270
		South Carolina State Public Service Auth
	1,350,000	5.00%, 12/01/2031	1,476,360
	1,625,000	5.00%, 12/01/2034	1,759,176

			3,652,806

		South Dakota - 0.9%
	2,655,000	South Dakota Housing DA 3.50%, 11/01/2046	2,729,393
	1,000,000	South Dakota State Education Enhancement 5.00%, 06/01/2026	1,092,090
	750,000	South Dakota State Educational Enhancement Funding Corp. 5.00%, 06/01/2023	833,625
	1,000,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	1,117,890

			5,772,998

		Tennessee - 1.4%
	1,000,000	Shelby County, TN, Health Educational & Housing Facs Board 5.00%, 09/01/2037(1)	909,830
	1,255,000	Tennessee Housing Development Agency 3.50%, 01/01/2047	1,291,759
		Tennessee Housing Development Agency Rev
	2,120,000	3.50%, 07/01/2045	2,181,459
	4,525,000	3.50%, 01/01/2047	4,658,623

			9,041,671

		Texas - 8.9%
	1,000,000	Arlington, TX, Higher Education Finance Corp. Rev 5.00%, 08/15/2027	1,131,500
		Austin, TX, Airport System Rev
	1,125,000	5.00%, 11/15/2028	1,285,132
	560,000	5.00%, 11/15/2030	635,662
	1,500,000	Brazos Harbor, TX, Industrial Development Corp. 5.90%, 05/01/2038(3)	1,500,000
	790,000	City of Arlington, TX 5.00%, 02/15/2034	878,124
	500,000	Clifton, TX, Higher Education Finance Corp. 4.00%, 08/15/2031	530,765
	5,000,000	Dallas County, TX, Utility & Reclamation Dist, GO 5.00%, 02/15/2027	5,859,800
	1,500,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2028	1,733,925

The accompanying notes are an integral part of these financial statements.

108

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Texas - 8.9% - (continued)
$	1,250,000	Dallas, TX, ISD GO 1.50%, 02/15/2034(3)	$1,248,700
	1,000,000	Denton, TX, ISD GO 0.00%, 08/15/2020(4)	947,700
		Harris County - Houston, TX
	2,500,000	5.00%, 11/15/2030	2,761,925
	250,000	5.00%, 11/15/2032	272,653
	350,000	5.00%, 11/15/2034	380,006
	1,605,000	Harris County Toll Road Auth 5.00%, 08/15/2032	1,873,918
		Kerrville, TX, Health Facs Development Corp.
	1,300,000	5.00%, 08/15/2024	1,437,683
	1,500,000	5.00%, 08/15/2035	1,606,635
		New Hope, TX, Cultural Education Facs Finance Corp.
	700,000	1.85%, 11/01/2020	688,548
	1,000,000	3.25%, 11/15/2022	982,590
	2,375,000	5.00%, 11/01/2031	2,516,574
	1,000,000	5.00%, 11/01/2046	1,036,410
		North Texas Tollway Auth Rev
	5,000,000	0.00%, 01/01/2032(4)	3,099,700
	1,200,000	5.00%, 01/01/2035	1,346,592
	230,000	6.10%, 01/01/2028	236,042
	1,985,000	San Antonio, TX, Airport System Rev 5.00%, 07/01/2023	2,164,404
		San Antonio, TX, Water Rev
	2,200,000	5.00%, 05/15/2026	2,487,540
	1,115,000	5.00%, 05/15/2031	1,283,488
	3,525,000	Socorro, TX, ISD 4.00%, 08/15/2035	3,722,752
	1,000,000	Spring Branch, TX, ISD GO 5.00%, 02/01/2026	1,152,290
	2,000,000	Tarrant County, TX, Cultural Education Facs 5.00%, 10/01/2034	2,129,560
	2,030,000	Texas Municipal Gas Acquisition & Supply Corp. 6.25%, 12/15/2026	2,362,412
	1,250,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	1,368,200
	2,500,000	Texas State Transportation Commission, GO MUNIPSA + 0.38%, 2.13%, 10/01/2041(2)	2,500,400
	2,000,000	Travis County, TX, Health Facs Development 7.13%, 11/01/2040	2,240,140
		University of Texas
	1,000,000	5.00%, 08/15/2026	1,187,670
	2,000,000	5.00%, 07/01/2027	2,323,180

			58,912,620

		Utah - 0.4%
	2,475,000	Utah Housing Corp. 4.00%, 01/01/2045	2,595,038

		Vermont - 0.4%
	2,360,000	Vermont Housing Finance Agency 4.00%, 11/01/2046	2,459,663

		Virginia - 0.5%
	1,500,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2051	1,634,040
	1,750,000	Washington County, VA, IDA 7.75%, 07/01/2038	1,812,282

			3,446,322

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.5% - (continued)
		Washington - 1.5%
$	2,060,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2028(4)	$1,482,541
	4,900,000	King County, WA, GO 4.00%, 07/01/2030	5,302,143
		Washington State Health Care Facs Auth Rev
	780,000	5.00%, 07/01/2028	868,686
	2,000,000	5.00%, 03/01/2029	2,254,520

			9,907,890

		West Virginia - 0.6%
		West Virginia State Econ DA
	2,000,000	1.70%, 01/01/2041(3)	1,960,080
	1,740,000	1.90%, 03/01/2040(3)	1,732,327

			3,692,407

		Wisconsin - 1.6%
	1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	1,977,502
	750,000	Public Finance Auth Rev, WI, Marys Woods at Marylhurst Project 3.00%, 11/15/2022(1)	752,018
		Public Finance Auth, WI
	830,000	3.50%, 11/15/2023(1)	837,246
	1,600,000	5.00%, 09/01/2025(1)	1,727,072
	1,295,000	Wisconsin State 6.00%, 05/01/2036	1,348,509
		Wisconsin State Health & Educational Facs Auth Rev
	2,000,000	5.00%, 11/15/2027	2,249,680
	1,700,000	5.00%, 12/01/2028	1,913,248

			10,805,275

		Wyoming - 0.2%
	1,230,000	Wyoming Community DA 4.00%, 12/01/2046	1,292,632

		Total Municipal Bonds (cost $640,051,548)	$642,014,350

		Total Long-Term Investments (cost $640,051,548)	$642,014,350

	SHORT-TERM INVESTMENTS - 2.6%
		Other Investment Pools & Funds - 2.6%
	17,139,654	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(7)	$17,139,654

		Total Short-Term Investments (cost $17,139,654)	$17,139,654

Total Investments (cost $657,191,202)	99.1%	$659,154,004
Other Assets and Liabilities	0.9%	6,119,300

Total Net Assets	100.0%	$665,273,304

The accompanying notes are an integral part of these financial statements.

109

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $11,977,245, which represented 1.8% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a zero-coupon bond.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $855,000 at April 30, 2018.

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	Unified School District
VA	Veterans Administration

The accompanying notes are an integral part of these financial statements.

110

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$642,014,350	$—	$642,014,350	$—
Short-Term Investments	17,139,654	17,139,654	—	—

Total	$659,154,004	$17,139,654	$642,014,350	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

111

The Hartford Municipal Real Return Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.5%
		Alabama - 1.8%
$	270,000	Alabama Federal Aid Highway Finance Auth 5.00%, 09/01/2034	$314,132
	1,000,000	Alabama State Port Auth Rev, Docks Facilities 5.00%, 10/01/2032	1,123,660
	1,500,000	Jefferson County, AL, Sewer Rev 5.00%, 10/01/2018	1,515,240

			2,953,032

		Alaska - 0.9%
	375,000	Alaska Municipal Bond Bank Auth Rev 5.75%, 09/01/2033	379,843
	1,000,000	CIVICVentures, AK 5.00%, 09/01/2026	1,127,890

			1,507,733

		Arizona - 0.4%
	142,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(1)	142,024
	455,000	Tempe, AZ, IDA 4.00%, 10/01/2023(1)	455,091

			597,115

		California - 10.9%
	855,000	California State Communities DA Rev 5.00%, 10/01/2022	919,681
	500,000	California State Dept Water Resources Supply Rev 5.00%, 05/01/2022	500,000
		California State Health Facs
	250,000	5.00%, 02/01/2029	289,875
	1,000,000	6.00%, 07/01/2029	1,048,130
	170,000	California State Public Works Board, State University Trustees 6.13%, 04/01/2029	176,758
	1,000,000	California State, GO 5.00%, 08/01/2029	1,173,840
	300,000	El Dorado, CA, Irrigation Dist 5.38%, 08/01/2024	313,503
	315,000	Elk Grove, CA, Finance Auth 5.00%, 09/01/2031	355,506
	1,000,000	Hemet, CA, USD Finance Auth Special Tax 5.00%, 09/01/2031	1,099,950
	400,000	Huntington Park, CA, Public Finance Auth Rev 5.25%, 09/01/2019	401,044
		Inglewood, CA, Redevelopment Agency
	200,000	5.00%, 05/01/2028	233,742
	200,000	5.00%, 05/01/2029	232,536
	1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,076,560
	500,000	San Bernardino, CA, Community College Dist GO 6.38%, 08/01/2026	505,745
	60,000	San Diego, CA, Redev Agency, Centre City Sub Pkg 5.25%, 09/01/2026	60,167
	1,120,000	San Francisco City & County, CA, Redevelopment Agency 6.50%, 08/01/2032	1,184,456
	290,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	323,289
	1,000,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2019	1,011,670

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
		California - 10.9% - (continued)
$	665,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	$706,343
		Santa Margarita, CA, Water Dist Special Tax
	500,000	5.00%, 09/01/2024	542,745
	500,000	5.00%, 09/01/2025	541,980
	970,000	5.00%, 09/01/2028	1,078,106
	500,000	Southern California Public Power Auth 5.00%, 07/01/2023	510,915
	1,000,000	Tuolumne, CA, Wind Proj Auth Rev 5.88%, 01/01/2029	1,027,620
	1,250,000	Ventura County, CA, Certificates of Participation 5.63%, 08/15/2027	1,311,950
	1,000,000	Washington Township, CA, Health Care Dist Rev 6.00%, 07/01/2029	1,035,880

			17,661,991

		Colorado - 0.7%
	420,000	E-470 Public Highway, CO, Auth Rev 1 mo. USD LIBOR + 1.05%, 2.32%, 09/01/2039(2)	423,402
	600,000	University of Colorado Enterprise Rev 5.75%, 06/01/2028	624,846

			1,048,248

		Connecticut - 3.0%
	1,500,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	1,677,270
	950,000	City of Hartford, CT, GO 5.00%, 07/01/2027	1,057,378
	395,000	Connecticut Housing Finance Auth 4.00%, 05/15/2047	414,331
		Connecticut State, GO
	750,000	5.00%, 04/15/2022	811,913
	750,000	5.00%, 05/15/2025	834,443

			4,795,335

		District of Columbia - 0.9%
	1,500,000	District of Columbia University Rev 5.25%, 04/01/2034(3)	1,520,835

		Florida - 4.3%
		Broward County, FL, Airport System Rev
	145,000	5.00%, 10/01/2019	151,032
	265,000	5.00%, 10/01/2020	282,734
	285,000	5.00%, 10/01/2021	309,926
		City of Port State Lucie, FL
	590,000	4.00%, 07/01/2028	618,031
	585,000	4.00%, 07/01/2029	611,945
	1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,082,320
	1,000,000	Manatee County, FL, School Dist 5.00%, 10/01/2030	1,152,010
	190,000	Miami Beach, FL, Health Facs Auth 5.00%, 11/15/2020	201,793
	530,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2027	595,360
	625,000	Miami-Dade County, FL, Expressway Auth 5.00%, 07/01/2024	710,281
	1,000,000	Palm Beach County, FL, Health Facs Auth 6.80%, 06/01/2025	1,145,090

The accompanying notes are an integral part of these financial statements.

112

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
		Florida - 4.3% - (continued)
$	130,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	$131,087

			6,991,609

		Georgia - 3.5%
	2,000,000	Atlanta, GA, Airport Passenger Facs Charge Rev 5.00%, 01/01/2023	2,096,980
		Burke County, GA, DA Rev
	520,000	1.85%, 12/01/2049(3)	515,809
	1,000,000	3.00%, 11/01/2045(3)	983,860
	725,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(3)	718,424
	1,170,000	Municipal Electric Auth Georgia, GA 5.00%, 01/01/2022	1,275,616

			5,590,689

		Hawaii - 0.7%
	1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,096,720

		Illinois - 16.3%
		Chicago, IL, Board of Education
	1,000,000	5.00%, 12/01/2034	1,002,220
	435,000	6.00%, 01/01/2020	448,998
	150,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	174,318
	1,000,000	Chicago, IL, Midway International Airport 5.00%, 01/01/2036	1,113,530
		Chicago, IL, Transit Auth
	415,000	5.00%, 06/01/2025	464,493
	100,000	5.25%, 06/01/2022	100,284
		City of Chicago, IL, GO
	1,000,000	5.00%, 01/01/2020	1,029,880
	300,000	5.00%, 12/01/2023	308,910
		City of Chicago, IL, Wastewater Transmission Rev
	285,000	5.00%, 01/01/2028	311,619
	715,000	5.00%, 01/01/2029	778,664
	1,205,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2029	1,295,700
	310,000	Cook County, IL, Community High School Dist No. 212 Leyden 5.00%, 12/01/2027	343,644
	885,000	Cook County, IL, GO 5.00%, 11/15/2027	1,001,749
	600,000	Cook, IL, Regional Transportation Auth 5.00%, 06/01/2035	665,082
		Illinois State Finance Auth Rev
	1,000,000	5.00%, 10/01/2023	1,117,770
	1,000,000	5.00%, 02/15/2027	1,141,800
	335,000	5.00%, 11/15/2028	374,852
	1,000,000	5.00%, 11/15/2031	1,116,590
	1,000,000	5.00%, 11/15/2033	1,108,600
	625,000	5.00%, 11/15/2034	680,575
		Illinois State Toll Highway Auth, Taxable Rev
	1,000,000	5.00%, 01/01/2027	1,108,910
	1,000,000	5.00%, 01/01/2031	1,142,270
		Illinois State, GO
	1,000,000	5.00%, 01/01/2022	1,023,340
	1,000,000	5.00%, 02/01/2026	1,033,700
	2,000,000	5.25%, 01/01/2021	2,083,520

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
		Illinois - 16.3% - (continued)
$	1,400,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2031	$1,549,408
	625,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2027	703,588
	1,000,000	Met Pier & Exposition Auth, IL, Rev 5.00%, 12/15/2035	1,045,020
	815,000	Metropolitan Pier & Exposition Auth, IL 4.85%, 12/15/2042	427,207
		Railsplitter Tobacco Settlement Auth, IL
	405,000	5.00%, 06/01/2027	461,485
	1,000,000	5.50%, 06/01/2023	1,099,950

			26,257,676

		Indiana - 1.3%
	870,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	1,001,596
		University of Southern Indiana
	820,000	5.00%, 10/01/2022	855,285
	250,000	5.00%, 10/01/2023	260,757

			2,117,638

		Kentucky - 0.7%
	1,085,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	1,173,807

		Louisiana - 1.8%
	600,000	City of Shreveport, LA, Water & Sewer Rev 5.00%, 12/01/2036	676,872
	1,155,000	Louisiana State Local Gov’t Environmental Facs & Community DA Rev 6.00%, 11/15/2030	1,284,152
	95,000	Louisiana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	95,741
		New Orleans, LA, Aviation Board
	190,000	5.00%, 01/01/2026	216,955
	125,000	5.00%, 01/01/2027	143,945
	500,000	5.00%, 01/01/2034	545,145

			2,962,810

		Maryland - 0.3%
	105,000	Howard, MD, Special Obligation 4.00%, 02/15/2028(1)	107,324
	430,000	Rockville, MD, Mayor 3.00%, 11/01/2025	421,215

			528,539

		Massachusetts - 0.5%
	200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	233,530
	545,000	Massachusetts State Development Finance Agency 4.00%, 10/01/2025(1)	564,451

			797,981

		Michigan - 2.4%
	1,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	1,143,830

The accompanying notes are an integral part of these financial statements.

113

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
		Michigan - 2.4% - (continued)
		Michigan Finance Auth
$	600,000	5.00%, 07/01/2018	$602,718
	335,000	5.00%, 07/01/2027	372,185
	335,000	5.00%, 07/01/2028	371,508
	350,000	5.00%, 07/01/2029	386,831
	265,000	Michigan State Building Auth 5.00%, 04/15/2027	310,130
	370,000	State of Michigan 5.00%, 03/15/2027	434,798
	275,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	309,064

			3,931,064

		Minnesota - 0.7%
		Duluth, MN, ISD, No. 709
	600,000	3.00%, 02/01/2021	608,700
	240,000	4.00%, 02/01/2027	255,276
	315,000	Saint Francis, MN, ISD, No. 15 4.00%, 02/01/2029	331,682

			1,195,658

		Missouri - 1.5%
	1,000,000	City of State Louis, MO, Airport Rev 5.00%, 07/01/2032	1,146,220
		Kirkwood, MO, IDA Retirement Community
	500,000	5.25%, 05/15/2042	529,485
	500,000	5.25%, 05/15/2050	526,445
	1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027(4)(5)(6)	245,000

			2,447,150

		Nevada - 0.2%
	380,000	Las Vegas, NV, Special Improvement Dist 5.00%, 06/01/2028	394,911

		New Jersey - 2.0%
	175,000	City of Atlantic, NJ, GO 5.00%, 03/01/2022	189,018
		New Jersey State Econ DA
	330,000	4.88%, 09/15/2019	337,521
	1,000,000	5.00%, 09/01/2021	1,053,010
	1,060,000	New Jersey Transportation Trust Fund Auth 5.00%, 06/15/2021	1,063,784
	555,000	Tobacco Settlement Financing Corp, NJ 5.00%, 06/01/2029	631,251

			3,274,584

		New York - 8.8%
	1,000,000	City of New York, NY, GO 6.25%, 10/15/2028	1,020,209
	1,000,000	Metropolitan Transportation Auth, NY, Rev 5.25%, 11/15/2023	1,079,970
	395,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	406,435
	315,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	321,606
		New York State Dormitory Auth Rev
	1,500,000	5.00%, 03/15/2030	1,731,270
	4,500,000	5.00%, 03/15/2031	5,195,635
	2,000,000	5.38%, 03/01/2029	2,057,620

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
		New York - 8.8% - (continued)
$	765,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(1)	$832,358
	520,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	523,338
	75,000	Syracuse, NY, IDA 5.00%, 01/01/2029	81,764
		Town of Oyster Bay, NY, GO
	265,000	3.00%, 03/01/2021	267,290
	155,000	4.00%, 11/01/2022	160,823
	445,000	TSASC, Inc., NY 5.00%, 06/01/2026	511,185

			14,189,503

		North Carolina - 0.2%
	275,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	282,681

		Ohio - 2.8%
		City of Cleveland, OH, Airport System Rev
	355,000	5.00%, 01/01/2022	387,830
	325,000	5.00%, 01/01/2023	360,246
	85,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	101,168
	1,200,000	Cuyahoga, OH, Community College Dist 5.00%, 08/01/2027	1,263,600
	2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,342,860

			4,455,704

		Oregon - 1.3%
	295,000	Clackamas County, OR, Hospital Facility Auth 2.80%, 05/15/2024(7)	294,348
	2,300,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(8)	899,783
	800,000	Washington County, OR, School Dist No. 48, GO 5.00%, 06/15/2035	908,368

			2,102,499

		Other U.S. Territories - 0.2%
	380,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	389,774

		Pennsylvania - 5.6%
	145,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2031	163,601
	1,000,000	5.00%, 06/01/2026	1,137,640
	125,000	5.00%, 06/01/2028	143,325
	250,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	289,357
	605,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	696,506
		Lancaster County, PA, Hospital Auth
	140,000	5.00%, 07/01/2024	153,744
	115,000	5.00%, 07/01/2025	126,914
		Pennsylvania State Turnpike Commission Rev
	200,000	5.00%, 12/01/2027	228,972
	665,000	6.00%, 06/01/2028	667,234
	1,000,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2031	1,145,710

The accompanying notes are an integral part of these financial statements.

114

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
		Pennsylvania - 5.6% - (continued)
$	1,000,000	Philadelphia, PA, GO 5.25%, 08/01/2019	$1,040,690
		Philadelphia, PA, School Dist GO
	365,000	5.00%, 09/01/2023	403,161
	200,000	5.25%, 09/01/2023	211,996
		Pittsburgh, PA, School Dist GO
	1,570,000	5.00%, 09/01/2021	1,709,856
	750,000	5.00%, 09/01/2023	816,555
	150,000	Reading, PA, School Dist GO 5.00%, 03/01/2038	166,356

			9,101,617

		Puerto Rico - 0.4%
	360,000	Commonwealth of Puerto Rico, GO 5.50%, 07/01/2019	369,162
		Puerto Rico Electric Power Auth
	200,000	5.00%, 07/01/2019	203,958
	60,000	5.25%, 07/01/2019	61,357

			634,477

		Rhode Island - 1.7%
		Rhode Island Health & Educational Bldg Corp.
	1,215,000	5.00%, 05/15/2018	1,216,142
	800,000	5.00%, 05/15/2027	905,136
	530,000	5.00%, 05/15/2028	601,672

			2,722,950

		South Carolina - 1.3%
	1,000,000	South Carolina St Jobs-Econ DA Rev 5.25%, 08/01/2024	1,141,280
		South Carolina State Public Service Auth
	315,000	5.00%, 12/01/2031	344,484
	500,000	5.00%, 12/01/2034	541,285

			2,027,049

		South Dakota - 0.9%
	870,000	South Dakota Housing DA 4.00%, 11/01/2047	915,466
	415,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	463,925

			1,379,391

		Texas - 12.8%
	210,000	City of Arlington, TX 5.00%, 02/15/2034	233,426
	595,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2026	684,024
	2,250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	2,596,072
		Clifton, TX, Higher Education Finance Corp.
	1,000,000	4.00%, 08/15/2029	1,079,650
	1,050,000	4.00%, 08/15/2030	1,119,342
	1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,148,570
	750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2023	797,557
	1,500,000	Grapevine-Colleyville, TX, ISD GO 5.00%, 08/15/2027	1,733,190
	250,000	Harris County - Houston, TX 5.00%, 11/15/2032	272,653
	2,000,000	Houston, TX, Utility System Rev 6.00%, 11/15/2036	2,083,831

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
		Texas - 12.8% - (continued)
$	1,580,000	La Joya, TX, ISD GO 5.00%, 02/15/2025	$1,783,330
	1,000,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	1,059,610
	1,000,000	North Texas Tollway Auth Rev 5.00%, 01/01/2030	1,108,370
	325,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	374,111
	2,000,000	Socorro, TX, ISD 5.00%, 08/15/2030	2,353,940
		Tarrant County, TX, Cultural Education Facs
	575,000	5.00%, 10/01/2034	612,248
	1,000,000	6.25%, 11/15/2029	1,023,597
	550,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	602,008

			20,665,529

		Virginia - 0.3%
	500,000	Virginia State Resources Auth Infrastructure 5.00%, 11/01/2024	508,091

		Washington - 1.5%
	2,285,000	FYI Properties, WA, Lease Rev 5.50%, 06/01/2034	2,362,050

		Wisconsin - 2.7%
	1,705,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2024	1,886,361
	235,000	Public Finance Auth, WI 3.50%, 11/15/2023(1)	237,051
		Wisconsin State
	125,000	5.75%, 05/01/2033	129,859
	865,000	6.00%, 05/01/2036	900,742
	1,000,000	Wisconsin State Health & Educational Facs Auth Rev 5.00%, 11/15/2027	1,124,840

			4,278,853

		Wyoming - 0.2%
	325,000	Wyoming Community DA 4.00%, 12/01/2046	341,549

		Total Municipal Bonds (cost $153,395,638)	$154,286,842

		Total Long-Term Investments (cost $153,395,638)	$154,286,842

SHORT-TERM INVESTMENTS - 2.7%
		Other Investment Pools & Funds - 2.7%
	4,439,730	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(9)	$4,439,730

Total Short-Term Investments (cost $4,439,730)		$4,439,730

Total Investments (cost $157,835,368)	98.2%	$158,726,572
Other Assets and Liabilities	1.8%	2,851,710

Total Net Assets	100.0%	$161,578,282

The accompanying notes are an integral part of these financial statements.

115

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $2,338,299, which represented 1.4% of total net assets.

(2)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2018.

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of this security was $245,000, which represented 0.2% of total net assets.

(5)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $245,000, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $295,000 at April 30, 2018.

(8)	Security is a zero-coupon bond.

(9)	Current yield as of period end.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2018
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.15% Fixed	CPURNSA	USD	3,600,000	01/15/20	At Maturity	$—	$—	$79,625	$79,625
BCLY	1.18% Fixed	CPURNSA	USD	7,550,000	01/15/19	At Maturity	—	—	117,404	117,404
BCLY	1.28% Fixed	CPURNSA	USD	3,700,000	01/15/20	At Maturity	—	—	82,656	82,656
BCLY	1.54% Fixed	CPURNSA	USD	7,000,000	03/03/21	At Maturity	—	—	243,205	243,205
BCLY	1.67% Fixed	CPURNSA	USD	5,750,000	03/08/26	At Maturity	—	—	343,877	343,877
BCLY	2.29% Fixed	CPURNSA	USD	6,592,000	01/15/22	At Maturity	—	—	(57)	(57)
BNP	1.59% Fixed	CPURNSA	USD	22,263,000	07/15/21	At Maturity	—	—	726,308	726,308
BNP	1.69% Fixed	CPURNSA	USD	4,850,000	01/15/23	At Maturity	—	—	201,763	201,763
BOA	1.62% Fixed	CPURNSA	USD	8,639,000	07/15/21	At Maturity	—	—	271,714	271,714
BOA	2.12% Fixed	CPURNSA	USD	7,429,000	01/15/24	At Maturity	—	—	85,202	85,202
CBK	2.03% Fixed	CPURNSA	USD	1,185,000	06/01/25	At Maturity	—	—	20,652	20,652
CBK	2.26% Fixed	CPURNSA	USD	2,098,000	02/15/42	At Maturity	—	—	65,066	65,066
CBK	2.45% Fixed	CPURNSA	USD	950,000	11/07/34	At Maturity	—	—	(39,977)	(39,977)
DEUT	1.23% Fixed	CPURNSA	USD	7,450,000	11/12/19	At Maturity	—	—	145,456	145,456
DEUT	1.48% Fixed	CPURNSA	USD	2,300,000	07/15/23	At Maturity	—	—	100,926	100,926
DEUT	1.53% Fixed	CPURNSA	USD	1,850,000	12/11/24	At Maturity	—	—	87,989	87,989
DEUT	1.55% Fixed	CPURNSA	USD	5,020,000	09/02/20	At Maturity	—	—	99,049	99,049
DEUT	1.68% Fixed	CPURNSA	USD	1,985,000	08/04/25	At Maturity	—	—	98,992	98,992
DEUT	1.70% Fixed	CPURNSA	USD	1,475,000	12/02/24	At Maturity	—	—	70,302	70,302
JPM	1.76% Fixed	CPURNSA	USD	12,288,000	07/15/23	At Maturity	—	—	558,493	558,493
JPM	1.80% Fixed	CPURNSA	USD	5,080,000	11/03/25	At Maturity	—	—	209,586	209,586
JPM	2.33% Fixed	CPURNSA	USD	7,000,000	09/30/21	At Maturity	—	—	(429,505)	(429,505)
JPM	2.75% Fixed	CPURNSA	USD	1,075,000	03/03/21	At Maturity	—	—	(109,614)	(109,614)
MSC	1.44% Fixed	CPURNSA	USD	1,525,000	08/09/23	At Maturity	—	—	73,587	73,587

Total							$—	$—	$3,102,699	$3,102,699

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

116

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
Rev	Revenue
USD	Unified School District

The accompanying notes are an integral part of these financial statements.

117

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$154,286,842	$—	$154,286,842	$—
Short-Term Investments	4,439,730	4,439,730	—	—
Swaps - Interest Rate(2)	3,681,852	—	3,681,852	—

Total	$162,408,424	$4,439,730	$157,968,694	$—

Liabilities
Swaps - Interest Rate(2)	$(579,153)	$—	$(579,153)	$—

Total	$(579,153)	$—	$(579,153)	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

118

Hartford Municipal Short Duration Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.2%
		Arizona - 1.9%
$	250,000	Arizona State Health Facs Auth Hospital System Rev 5.00%, 02/01/2020	$261,530
	105,000	Tempe, AZ, IDA 4.00%, 10/01/2023(1)	105,021

			366,551

		California - 8.4%
	170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(2)	168,327
		California County Tobacco Securitization Agency
	200,000	4.00%, 06/01/2018	200,428
	195,000	5.00%, 06/01/2020	208,761
	250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	261,675
	200,000	Jurupa, CA, Public Financing Auth 4.00%, 09/01/2018	201,478
	80,000	Long Beach Bond Finance Auth, CA 5.25%, 11/15/2018	81,336
	250,000	Orange County, CA, Community Facs Dist 4.00%, 08/15/2021	262,641
	75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	82,375
	20,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2018	20,233
	100,000	Tustin, CA, Community Facs Dist 3.00%, 09/01/2019	101,107

			1,588,361

		Colorado - 4.0%
	200,000	Colorado Health Facs Auth Rev 5.00%, 06/01/2018	200,438
	130,000	Colorado Housing & Finance Auth Rev 4.00%, 05/01/2048	136,435
	150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	165,447
		E-470 Public Highway, CO, Auth Rev
	50,000	0.00%, 09/01/2019(2)	48,707
	40,000	1 mo. USD LIBOR + 1.05%, 2.32%, 09/01/2039(3)	40,324
	150,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2021	163,033

			754,384

		Connecticut - 4.4%
	150,000	City of Bridgeport, CT, GO 4.00%, 08/15/2021	159,050
	150,000	City of New Haven, CT, GO 5.00%, 08/15/2021	160,480
	100,000	Connecticut State Health & Educational Facs Auth 3.25%, 09/01/2021(1)	100,019
	140,000	Connecticut State, GO 5.00%, 07/15/2022	152,127
	250,000	Town of Hamden, CT, GO 5.00%, 08/15/2019	258,755

			830,431

		District of Columbia - 0.9%
		Metropolitan Washington, DC, Airports Auth
	70,000	5.00%, 10/01/2019	72,872
	95,000	5.00%, 10/01/2039	100,757

			173,629

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
		Florida - 2.6%
$	165,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	$176,042
	200,000	City of Port, St. Lucie, FL 1.75%, 07/01/2022	188,814
	50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	56,510
	65,000	Miami-Dade County, FL, Seaport Rev 5.00%, 10/01/2021	70,107

			491,473

		Georgia - 2.3%
		Burke County, GA, DA Rev
	55,000	1.85%, 12/01/2049(4)	54,557
	70,000	2.35%, 10/01/2032(4)	69,595
	100,000	3.00%, 11/01/2045(4)	98,386
	100,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(4)	99,093
	100,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	110,572

			432,203

		Guam - 0.8%
	150,000	Antonio B Won Pat International Airport Auth, Guam 5.00%, 10/01/2018	151,602

		Illinois - 20.0%
		Chicago, IL, Board of Education, GO
	45,000	0.00%, 12/01/2021(2)	39,174
	55,000	0.00%, 12/01/2022(2)	45,444
	100,000	5.00%, 12/01/2021	104,901
	225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	247,423
		Chicago, IL, Transit Auth
	100,000	5.00%, 06/01/2019	102,918
	100,000	5.00%, 06/01/2020	105,286
	100,000	5.00%, 12/01/2022	108,224
	250,000	City of Chicago, IL, O’Hare International Airport 5.25%, 01/01/2019	255,307
	70,000	City of Chicago, IL, Park Dist GO 3.00%, 01/01/2021	70,923
	160,000	City of Chicago, IL, Wastewater Transmission Rev 0.00%, 01/01/2022(2)	143,411
		City of Chicago, IL, Waterworks Rev
	100,000	5.00%, 11/01/2018	101,507
	85,000	5.00%, 11/01/2020	90,454
		Cook County, IL, GO
	100,000	5.00%, 11/15/2019	104,159
	150,000	5.00%, 11/15/2022	166,393
	125,000	Illinois Housing DA 3.05%, 08/01/2022	125,641
		Illinois State Finance Auth Rev
	90,000	4.50%, 05/15/2020	90,091
	50,000	5.00%, 08/15/2020	52,474
	100,000	5.00%, 11/15/2021	108,586
	150,000	5.00%, 02/15/2022	162,276
	130,000	7.75%, 08/15/2034	139,473
		Illinois State, GO
	180,000	4.00%, 06/15/2020	185,800
	100,000	5.00%, 02/01/2020	102,670
	75,000	5.00%, 04/01/2021	77,647

The accompanying notes are an integral part of these financial statements.

119

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
		Illinois - 20.0% - (continued)
$	120,000	5.00%, 02/01/2022	$124,427
	200,000	5.00%, 11/01/2022	208,744
	100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 4.00%, 01/01/2020	102,989
	50,000	Kendall Kane & Will Counties, IL, USD GO 0.00%, 02/01/2021(2)	46,386
		Metropolitan Pier & Exposition Auth, IL
	50,000	0.00%, 12/15/2019(2)	47,449
	50,000	0.00%, 06/15/2021(2)	44,802
		Railsplitter, IL, Tobacco Settlement Auth
	100,000	5.00%, 06/01/2018	100,237
	150,000	5.00%, 06/01/2022	163,728
	50,000	5.25%, 06/01/2021	54,160
	150,000	Village of Bolingbrook IL 5.00%, 01/01/2023	164,397

			3,787,501

		Kentucky - 1.1%
	200,000	Kentucky State Property & Building Commission 5.00%, 05/01/2020	210,722

		Louisiana - 3.6%
		City of New Orleans, LA, Sewerage Service Rev
	165,000	5.00%, 06/01/2018	165,408
	110,000	5.00%, 06/01/2021	118,612
	100,000	Louisiana State Public Facs Auth Rev 3.00%, 05/15/2018	100,034
		New Orleans, LA, Aviation Board
	75,000	5.00%, 01/01/2019	76,580
	200,000	5.00%, 01/01/2023	221,040

			681,674

		Maryland - 0.9%
	20,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	20,790
	150,000	Rockville, MD, Mayor 5.00%, 11/01/2018	152,133

			172,923

		Massachusetts - 2.2%
	100,000	Massachusetts Development Finance Agency 3.50%, 10/01/2022(1)	102,176
		Massachusetts Educational Financing Auth
	20,000	5.00%, 07/01/2023	21,910
	80,000	5.00%, 07/01/2024	88,324
	35,000	Massachusetts Housing Finance Agency 1.50%, 12/01/2047(4)	34,536
	150,000	Massachusetts State Development Finance Agency Rev 5.00%, 07/01/2022	163,557

			410,503

		Michigan - 3.1%
		Michigan Finance Auth
	150,000	5.00%, 04/01/2019	153,817
	150,000	5.00%, 07/01/2019	155,130
	150,000	5.00%, 11/15/2022	165,579
	100,000	State of Michigan 5.00%, 03/15/2021	107,829

			582,355

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
		Minnesota - 1.9%
$	135,000	City of Rochester, MN, Healthcare & Housing Rev Facs 3.50%, 12/01/2018	$135,647
	200,000	Duluth, MN, ISD, No. 709 5.00%, 02/01/2022	216,876

			352,523

		Missouri - 0.8%
	50,000	City of State Louis, MO, Airport Rev 5.00%, 07/01/2023	55,634
	100,000	Kirkwood, MO, IDA 5.00%, 05/15/2022	106,803

			162,437

		Nebraska - 1.2%
	120,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	131,405
	100,000	Washington County, NE 2.38%, 09/01/2030(4)	100,417

			231,822

		Nevada - 0.4%
	85,000	Clark County, NV 2.25%, 12/01/2019	84,934

		New Jersey - 2.5%
	50,000	City of Atlantic, NJ, GO 5.00%, 03/01/2020	52,286
	280,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	290,066
	125,000	Tobacco Settlement Financing Corp, NJ 5.00%, 06/01/2023	138,311

			480,663

		New Mexico - 0.5%
	90,000	New Mexico Mortgage Finance Auth 3.75%, 09/01/2048	93,762

		New York - 2.2%
	100,000	New York State Dormitory Auth Rev 4.00%, 12/01/2018(1)	100,759
		New York Transportation Development Corp. Rev
	80,000	5.00%, 08/01/2018	80,514
	100,000	5.00%, 01/01/2019	102,006
	25,000	Oyster Bay, NY, Public Improvement, GO 5.00%, 02/15/2019	25,320
	100,000	TSASC, Inc, NY 5.00%, 06/01/2020	105,683

			414,282

		North Dakota - 1.7%
		North Dakota Housing Finance Agency
	130,000	3.50%, 07/01/2046	133,641
	175,000	4.00%, 01/01/2048	184,235

			317,876

		Ohio - 0.7%
		City of Cleveland, OH, Airport System Rev
	60,000	5.00%, 01/01/2022	65,549
	60,000	5.00%, 01/01/2023	66,507

			132,056

The accompanying notes are an integral part of these financial statements.

120

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
		Oregon - 0.8%
$	145,000	State of Oregon Housing & Community Services Department 3.50%, 07/01/2048	$149,318

		Pennsylvania - 9.1%
	165,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	171,966
	125,000	Beaver County, PA, GO 4.00%, 11/15/2018	126,339
	150,000	Commonwealth Financing Auth, PA 5.00%, 06/01/2022	163,666
	100,000	Lancaster County, PA, Hospital Auth 5.00%, 07/01/2020	105,317
		Lehigh County, PA, IDA
	65,000	1.80%, 02/15/2027(4)	62,454
	55,000	1.80%, 09/01/2029(4)	52,509
	150,000	Montgomery County, PA, IDA Rev 4.00%, 12/01/2020	155,358
	250,000	Pennsylvania Turnpike Commission Rev MUNIPSA + 0.98%, 2.73%, 12/01/2021(3)	254,350
	150,000	Philadelphia, IDA, PA 5.00%, 12/01/2022	165,858
		Philadelphia, PA, Hospitals & Higher Education Facs Auth
	115,000	5.00%, 07/01/2019	118,060
	20,000	5.00%, 07/01/2020	20,908
		Philadelphia, School Dist GO
	85,000	4.00%, 09/01/2022	87,419
	65,000	5.00%, 09/01/2020	69,050
	150,000	Reading, PA, School Dist GO 5.00%, 03/01/2023	165,807

			1,719,061

		Puerto Rico - 0.5%
	40,000	Commonwealth of Puerto Rico, GO 5.50%, 07/01/2019	41,018
		Puerto Rico Electric Power Auth
	25,000	5.00%, 07/01/2019	25,495
	35,000	5.25%, 07/01/2019	35,791

			102,304

		Rhode Island - 2.0%
	150,000	Rhode Island Health & Educational Building Corp. 5.00%, 05/15/2022	162,868
	50,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	51,488
		Rhode Island Tobacco Settlement Financing Corp.
	100,000	5.00%, 06/01/2020	105,788
	60,000	5.00%, 06/01/2021	64,772

			384,916

		South Dakota - 1.5%
	250,000	South Dakota State Educational Enhancement Funding Corp. 5.00%, 06/01/2023	277,875

		Tennessee - 3.9%
	150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(1)	146,381
		Tennessee Housing Development Agency Rev
	155,000	3.50%, 07/01/2045	159,493

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.2% - (continued)
		Tennessee - 3.9% - (continued)
$	225,000	3.50%, 01/01/2047	$231,644
	200,000	3.50%, 01/01/2048	206,112

			743,630

		Texas - 7.6%
	105,000	City of San Antonio, TX, Airport System 5.00%, 07/01/2022	115,011
	350,000	Clear Creek ISD GO, TX 1.45%, 02/15/2035(4)	344,795
	200,000	Corpus Christi ISD GO, TX 2.00%, 08/15/2047(4)	200,098
	210,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	223,996
	100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2020	105,358
		Lower Colorado River, TX, Auth Rev
	120,000	4.00%, 05/15/2020	124,594
	100,000	5.00%, 05/15/2020	105,812
	150,000	New Hope, TX, Cultural Education Facs Finance Corp. 1.70%, 11/01/2019	148,530
	75,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2018	76,403

			1,444,597

		Virginia - 0.5%
	90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040(4)	89,136

		Washington - 0.7%
	55,000	State of Washington, GO 5.00%, 08/01/2019	57,138
	80,000	Washington State Health Care Facs Auth Rev 5.00%, 10/01/2039	83,530

			140,668

		Wisconsin - 0.5%
	100,000	Public Finance Auth, WI 5.00%, 05/15/2020(1)	104,425

		Total Municipal Bonds (cost $18,249,465)	$18,060,597

		Total Long-Term Investments (cost $18,249,465)	$18,060,597

SHORT-TERM INVESTMENTS - 3.7%
		Other Investment Pools & Funds - 3.7%
	702,193	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(5)	$702,193

Total Short-Term Investments (cost $702,193)		$702,193

Total Investments (cost $18,951,658)	98.9%	$18,762,790
Other Assets and Liabilities	1.1%	212,034

Total Net Assets	100.0%	$18,974,824

The accompanying notes are an integral part of these financial statements.

121

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $658,781, which represented 3.5% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
Rev	Revenue
USD	Unified School District

The accompanying notes are an integral part of these financial statements.

122

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$18,060,597	$—	$18,060,597	$—
Short-Term Investments	702,193	702,193	—	—

Total	$18,762,790	$702,193	$18,060,597	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

123

The Hartford Quality Bond Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 32.6%
		Canada - 0.7%
$	915,000	Master Credit Card Trust 3.74%, 07/22/2024(1)	$906,214

		Cayman Islands - 4.0%
		BlueMountain CLO Ltd.
	675,000	3 mo. USD LIBOR + 1.420%, 3.31%, 11/20/2028(1)(2)	676,713
	675,000	3 mo. USD LIBOR + 1.600%, 3.96%, 10/22/2030(1)(2)	674,514
	605,000	3 mo. USD LIBOR + 2.500%, 4.84%, 04/13/2027(1)(2)	604,618
	550,000	Bowman Park CLO Ltd. 3 mo. USD LIBOR + 1.180%, 3.10%, 11/23/2025(1)(2)	549,787
	250,000	Carlyle Global Market Strategies CLO Carlyle Global Market Strategies Ltd. 3 mo. USD LIBOR + 0.970%, 3.31%, 04/17/2031(1)(2)	249,867
	330,519	Cent CLO Ltd. 3 mo. USD LIBOR + 1.120%, 3.48%, 07/23/2025(1)(2)	331,558
	350,000	LCM L.P. 3 mo. USD LIBOR + 1.400%, 3.76%, 04/20/2028(1)(2)	349,646
	761,308	LCM XVII L.P. 3 mo. USD LIBOR + 1.350%, 3.70%, 10/15/2026(1)(2)	762,102
	785,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.260%, 3.62%, 07/20/2026(1)(2)	785,422
	445,000	Magnetite CLO Ltd. 3 mo. USD LIBOR + 1.300%, 3.65%, 04/15/2026(1)(2)	445,000

			5,429,227

		United States - 27.9%
	1,100,000	245 Park Avenue Trust 3.78%, 06/05/2037(1)(3)	1,066,320
	88,895	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(3)	87,269
		Cabela’s Credit Card Master Note Trust
	625,000	1 mo. USD LIBOR + 0.540%, 2.44%, 03/15/2023(2)	628,495
	605,000	2.71%, 02/17/2026(1)	590,669
	961,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	967,731
	265,000	Citigroup Commercial Mortgage Trust 3.15%, 11/15/2049	254,569
		COLT Mortgage Loan Trust
	119,743	2.75%, 09/25/2046(1)(3)	119,306
	142,957	3.08%, 02/25/2048(1)(3)	142,947
	343,435	3.75%, 12/26/2046(1)(3)	343,435
		Commercial Mortgage Trust
	1,150,000	3.35%, 02/10/2048	1,130,131
	618,000	3.63%, 10/10/2048	617,217
	925,000	3.70%, 08/10/2048	927,154
		Connecticut Avenue Securities
	133,661	1 mo. USD LIBOR + 1.450%, 3.35%, 01/25/2029(2)	134,727
	484,314	1 mo. USD LIBOR + 5.000%, 6.90%, 07/25/2025(2)	552,574

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 32.6% - (continued)
		United States - 27.9% - (continued)
		CSAIL Commercial Mortgage Trust
$	1,180,950	3.72%, 08/15/2048	$1,185,484
	925,000	3.81%, 11/15/2048	932,073
	750,000	CSMC Trust 2.76%, 04/05/2033(1)	738,405
	192,858	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(3)	189,495
		Fannie Mae Connecticut Avenue Securities
	792,236	1 mo. USD LIBOR + 0.550%, 2.45%, 01/25/2030(2)	792,295
	516,618	1 mo. USD LIBOR + 0.750%, 2.65%, 02/25/2030(2)	517,175
	392,295	1 mo. USD LIBOR + 0.850%, 2.75%, 11/25/2029(2)	393,420
	602,240	1 mo. USD LIBOR + 1.150%, 3.05%, 09/25/2029(2)	605,818
	357,710	1 mo. USD LIBOR + 2.200%, 4.10%, 10/25/2028(2)	359,953
	865,000	1 mo. USD LIBOR + 4.250%, 6.15%, 01/25/2029(2)	984,796
	850,000	1 mo. USD LIBOR + 4.450%, 6.35%, 01/25/2029(2)	956,583
	840,867	1 mo. USD LIBOR + 5.000%, 6.90%, 07/25/2025(2)	937,140
	1,610,000	FREMF Mortgage Trust 3.98%, 03/25/2028(1)(3)	1,558,216
	320,000	3.76%, 11/25/2050(1)(3)	309,837
	320,000	3.82%, 04/25/2048(1)(3)	309,242
	440,000	3.85%, 10/25/2049(1)(3)	425,556
	350,000	3.93%, 02/25/2050(1)(3)	342,276
	230,000	3.98%, 08/25/2027(1)(3)	223,230
	1,240,000	4.08%, 08/25/2023(1)(3)	1,247,558
	600,000	4.08%, 08/25/2047(1)(3)	609,498
	165,000	4.38%, 06/25/2047(1)(3)	165,273
	184,000	4.49%, 12/25/2044(1)(3)	188,587
	200,000	4.65%, 10/25/2030(1)(3)	200,318
	720,752	4.77%, 01/25/2048(1)(3)	745,096
	500,000	GS Mortgage Securities Corp. 1 mo. USD LIBOR + 1.300%, 3.20%, 07/15/2032(1)(2)	500,782
	304,036	GSR Mortgage Loan Trust 3.70%, 01/25/2036(3)	299,880
	370,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	362,132
	125,000	HSI Asset Securitization Corp. Trust 1 mo. USD LIBOR + 0.270%, 2.17%, 02/25/2036(2)	124,080
	67,925	IndyMac Index Mortgage Loan Trust 3.73%, 06/25/2036(3)	64,635
		LSTAR Securities Investment Ltd.
	538,873	1 mo. USD LIBOR + 1.550%, 3.46%, 02/01/2023(1)(2)	534,864
	226,840	1 mo. USD LIBOR + 1.750%, 3.66%, 10/01/2022(1)(2)	225,713
	99,127	MortgageIT Trust 1 mo. USD LIBOR + 0.640%, 2.54%, 02/25/2035(2)	99,203
	133,951	Nationstar HECM Loan Trust 1.97%, 05/25/2027(1)	133,051

The accompanying notes are an integral part of these financial statements.

124

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 32.6% - (continued)
		United States - 27.9% - (continued)
		New Residential Mortgage Loan Trust
$	75,252	3.75%, 05/25/2054(1)(3)	$75,490
	232,101	3.75%, 11/25/2056(1)(3)	232,490
	972,800	4.00%, 02/25/2057(1)(3)	983,677
		NRZ Advance Receivables Trust
	960,000	2.58%, 10/15/2049(1)	948,930
	1,210,000	3.11%, 12/15/2050(1)	1,204,612
		NRZ Excess Spread-Collateralized Notes
	628,256	3.19%, 01/25/2023(1)	624,352
	269,056	3.27%, 02/25/2023(1)	267,738
	141,814	Residential Accredit Loans, Inc. 4.39%, 09/25/2035(3)	125,949
	460,413	Santander Drive Auto Receivables Trust 2.74%, 01/15/2021	460,372
	39,210	Sequoia Mortgage Trust 1 mo. USD LIBOR + 0.460%, 2.36%, 02/20/2035(2)	38,900
	338,581	SLM Student Loan Trust 3 mo. USD LIBOR + 0.040%, 2.40%, 01/25/2019(2)	337,365
	117,809	SoFi Consumer Loan Program LLC 3.05%, 12/26/2025(1)	117,482
	280,000	SoFi Consumer Loan Program Trust 3.79%, 04/26/2027(1)	278,464
	696,441	Springleaf Funding Trust 3.16%, 11/15/2024(1)	696,254
	265,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(1)	264,503
	1,400,000	STRU BA 9875 AB 3.00%, 02/01/2048	1,347,500
	594,057	Thornburg Mortgage Securities Trust 3.37%, 04/25/2045(3)	596,997
		Towd Point Mortgage Trust
	426,435	2.25%, 04/25/2056(1)(3)	418,074
	78,189	2.75%, 04/25/2055(1)(3)	77,390
	300,317	2.75%, 08/25/2055(1)(3)	296,088
	663,677	2.75%, 10/25/2056(1)(3)	653,647
	207,186	2.75%, 04/25/2057(1)(3)	204,168
	89,100	3.00%, 03/25/2054(1)(3)	88,709
	642,000	3.75%, 04/25/2055(1)(3)	643,525
	375,000	Verus Securitization Trust 3.70%, 07/25/2047(1)(3)	375,835
	1,050,000	VNDO Mortgage Trust 3.45%, 11/15/2030(1)(3)	1,030,596
	465,000	WF-RBS Commercial Mortgage Trust 3.61%, 11/15/2047	465,441

			37,678,756

		Total Asset & Commercial Mortgage Backed Securities (cost $44,408,099)	$44,014,197

U.S. GOVERNMENT AGENCIES - 86.4%
		Mortgage-Backed Agencies - 84.7%
		FHLMC - 27.5%
$	13,159	0.01%, 11/15/2036(4)	$11,939
	7,277,600	0.43%, 01/25/2027(3)(5)	163,893
	4,395,631	0.75%, 03/25/2027(3)(5)	201,891
	2,823,830	0.84%, 01/25/2024(3)(5)	100,185
	1,240,000	1.70%, 04/25/2044(3)(5)	132,287
	695,000	1.71%, 07/25/2041(3)(5)	50,995

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 86.4% - (continued)
		Mortgage-Backed Agencies - 84.7% - (continued)
		FHLMC - 27.5% - (continued)
$	2,250,000	1.81%, 11/25/2040(3)(5)	$160,938
	286,827	2.50%, 12/15/2026(5)	14,721
	1,329,418	2.50%, 03/15/2028(5)	105,111
	191,860	2.50%, 05/15/2028(5)	14,596
	1,016,935	2.75%, 12/15/2041	898,497
	276,828	3.00%, 05/15/2032(5)	22,176
	499,950	3.00%, 03/01/2033	496,275
	187,940	3.00%, 03/15/2033(5)	24,352
	1,249,999	3.00%, 04/01/2033	1,240,811
	800,000	3.00%, 05/01/2033(6)	793,406
	1,062,819	3.00%, 01/01/2037	1,043,098
	260,000	3.00%, 04/15/2042	239,507
	1,730,917	3.00%, 11/01/2046	1,672,122
	2,519,278	3.00%, 12/01/2046	2,433,211
	278,831	1 mo. USD LIBOR + 1.200%, 3.10%, 07/25/2029(2)	281,426
	309,664	1 mo. USD LIBOR + 1.120%, 3.10%, 08/25/2029(2)	311,919
	995,000	3.12%, 10/25/2031(3)	941,997
	975,000	3.19%, 07/25/2027	957,705
	625,000	3.43%, 01/25/2027(3)	626,574
	329,256	3.50%, 06/15/2026(5)	22,511
	98,068	3.50%, 09/15/2026(5)	9,019
	175,027	3.50%, 03/15/2027(5)	15,627
	867,898	3.50%, 03/15/2041(5)	108,059
	1,356,705	3.50%, 10/01/2047	1,348,442
	5,100,000	3.50%, 05/01/2048(6)	5,064,815
	925,000	1 mo. USD LIBOR + 1.800%, 3.70%, 07/25/2030(2)	920,777
	495,206	1 mo. USD LIBOR + 1.950%, 3.85%, 05/25/2025(2)	509,036
	274,666	4.00%, 08/15/2026(5)	26,171
	405,190	4.00%, 07/15/2027(5)	39,415
	791,795	4.00%, 03/15/2028(5)	78,994
	172,195	4.00%, 06/15/2028(5)	18,120
	353,207	4.00%, 06/15/2041	362,943
	225,000	4.00%, 11/15/2041	231,132
	571,000	4.00%, 08/15/2043	580,737
	333,112	4.00%, 07/01/2044	340,846
	6,405,000	4.00%, 05/01/2048(6)	6,526,094
	1,279,138	1 mo. USD LIBOR + 2.250%, 4.15%, 11/25/2028(2)	1,309,773
	111,407	4.50%, 02/01/2039	116,279
	1,144,152	4.50%, 07/01/2042	1,204,309
	185,961	4.50%, 09/01/2044	193,948
	1,014,933	1 mo. USD LIBOR + 2.800%, 4.70%, 05/25/2028(2)	1,043,937
	118,900	5.00%, 10/01/2028	126,214
	471,299	5.00%, 09/01/2029	500,535
	395,055	5.00%, 01/01/2030	419,584
	493,494	5.00%, 09/01/2031	522,896
	397,595	5.00%, 11/01/2031	421,284
	64,406	5.00%, 09/01/2033	69,366
	249,521	5.00%, 09/15/2033(5)	51,157
	456,506	5.00%, 05/01/2039	489,025
	725,454	5.00%, 08/01/2039	777,488
	262,823	5.00%, 07/01/2041	281,514
	50,000	5.00%, 05/01/2048(6)	52,987
	55,301	5.50%, 08/15/2033	59,547

The accompanying notes are an integral part of these financial statements.

125

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 86.4% - (continued)
		Mortgage-Backed Agencies - 84.7% - (continued)
		FHLMC - 27.5% - (continued)
$	358,678	5.50%, 04/01/2038	$392,005

			37,174,218

		FNMA - 39.4%
	100,000	0.00%, 09/25/2041(4)(7)	60,837
	113,998	0.01%, 06/25/2036(4)	96,305
	546,814	1.45%, 04/25/2055(3)(5)	23,719
	569,803	1.57%, 06/25/2055(3)(5)	24,428
	733,075	1.57%, 08/25/2044(3)(5)	27,831
	417,485	2.00%, 09/25/2039	390,929
	335,000	2.00%, 02/25/2043	266,849
	47,602	2.50%, 06/25/2028(5)	3,586
	420,000	2.50%, 03/25/2043	350,725
	1,891,342	2.54%, 07/01/2026	1,786,737
	100,000	2.68%, 05/01/2025	96,645
	601,337	2.85%, 06/01/2027	579,488
	785,000	2.85%, 12/01/2027	750,103
	1,140,000	2.87%, 02/01/2032	1,062,656
	950,000	2.95%, 10/01/2025	931,005
	341,522	2.95%, 01/01/2028	330,110
	1,170,000	2.97%, 06/01/2027	1,131,995
	467,058	3.00%, 02/25/2027(5)	36,450
	158,447	3.00%, 09/25/2027(5)	15,332
	488,604	3.00%, 12/25/2027(5)	48,113
	438,816	3.00%, 02/25/2028(5)	39,354
	126,388	3.00%, 04/25/2028(5)	11,866
	1,061,596	3.00%, 03/01/2037	1,042,465
	287,850	3.00%, 10/01/2037	282,483
	6,600,000	3.00%, 05/01/2048(6)	6,365,906
	525,000	3.00%, 09/25/2057	474,810
	345,022	3.02%, 03/01/2027	336,714
	1,400,000	3.08%, 11/01/2027	1,365,581
	1,325,666	3.10%, 01/01/2027	1,303,192
	1,151,538	3.14%, 11/01/2027	1,133,129
	850,000	3.19%, 09/01/2029	823,160
	1,700,000	3.28%, 12/01/2032	1,633,058
	1,333,044	3.38%, 12/01/2029	1,320,329
	1,085,000	3.46%, 09/01/2037	1,053,084
	1,678,233	3.50%, 11/01/2026	1,699,646
	205,759	3.50%, 05/25/2027(5)	21,042
	298,768	3.50%, 10/25/2027(5)	30,760
	75,470	3.50%, 05/25/2030(5)	9,110
	92,777	3.50%, 08/25/2030(5)	10,500
	235,635	3.50%, 02/25/2031(5)	21,935
	179,824	3.50%, 09/25/2035(5)	28,368
	242,588	3.50%, 09/01/2043	242,357
	417,368	3.50%, 10/01/2044	416,434
	434,805	3.50%, 02/01/2045	432,980
	415,437	3.50%, 02/01/2046	412,986
	898,806	3.50%, 09/01/2046	893,503
	379,303	3.50%, 10/01/2046	377,063
	150,396	3.50%, 10/25/2046(5)	35,197
	271,608	3.50%, 11/01/2046	270,808
	283,392	3.50%, 09/01/2047	281,774
	298,761	3.50%, 02/01/2048	297,486
	379,000	3.50%, 05/01/2048(6)	376,276
	200,000	3.55%, 02/01/2030	201,062
	1,225,241	3.57%, 10/01/2029	1,233,798
	1,000,000	3.73%, 04/01/2033	1,008,933
	14,392	3.89%, 05/01/2030	14,697

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 86.4% - (continued)
		FNMA - 39.4% - (continued)
$	330,455	3.96%, 05/01/2034	$340,872
	155,696	3.97%, 05/01/2029	162,622
	443,459	4.00%, 05/25/2027(5)	44,350
	700,000	4.00%, 05/01/2033(6)	717,679
	609,109	4.00%, 12/01/2040	625,419
	155,319	4.00%, 03/01/2041	159,390
	46,221	4.00%, 03/25/2042(5)	7,181
	494,278	4.00%, 11/25/2043	504,602
	181,801	4.00%, 06/01/2044	185,631
	25,391	4.00%, 08/01/2044	25,926
	231,628	4.00%, 10/01/2044	236,440
	412,614	4.00%, 11/01/2044	421,231
	438,466	4.00%, 05/01/2045	447,270
	255,426	4.00%, 07/01/2045	261,979
	881,540	4.00%, 05/01/2046	900,558
	224,016	4.00%, 06/01/2046	228,358
	264,703	4.00%, 04/01/2047	271,525
	12,100,000	4.00%, 05/01/2048(6)	12,324,039
	485,584	4.06%, 03/01/2030	505,013
	78,458	4.50%, 07/25/2027(5)	8,453
	113,525	4.50%, 08/01/2041	119,697
	35,054	4.50%, 09/01/2041	36,885
	43,556	5.46%, 05/25/2042(3)(5)	4,569
	476,769	5.50%, 07/25/2045(5)	104,127
	325,000	5.50%, 05/01/2048(6)	351,548
	411,499	6.00%, 09/25/2047(5)	96,292
	620,000	3.19%, 02/25/2030	593,456

			53,200,801

		GNMA - 17.8%
	104,006	1.75%, 09/20/2043	98,218
	548,176	2.14%, 04/20/2040	439,474
	204,687	3.00%, 09/20/2028(5)	18,143
	273,045	3.00%, 09/16/2042	238,164
	265,972	3.00%, 09/20/2042	232,473
	125,726	3.00%, 02/16/2043(5)	20,736
	70,876	3.00%, 08/15/2045	69,220
	164,595	3.00%, 11/20/2045	161,089
	205,569	3.00%, 05/20/2047	178,427
	6,775,000	3.00%, 05/01/2048(6)	6,603,773
	103,056	3.50%, 02/16/2027(5)	9,478
	241,355	3.50%, 03/20/2027(5)	24,383
	234,524	3.50%, 07/20/2040(5)	27,452
	304,518	3.50%, 02/20/2041(5)	37,693
	508,554	3.50%, 04/20/2042(5)	68,816
	763,001	3.50%, 10/20/2042(5)	160,445
	422,355	3.50%, 07/20/2043(5)	64,210
	1,506,982	4.00%, 04/16/2026(5)	155,109
	72,387	4.00%, 12/16/2026(5)	6,533
	898,622	4.00%, 05/20/2029(5)	89,921
	177,091	4.00%, 02/15/2041	184,520
	40,500	4.00%, 05/16/2042(5)	5,977
	148,832	4.00%, 03/20/2043(5)	33,844
	59,217	4.00%, 01/20/2044(5)	13,480
	500,363	4.00%, 03/20/2047(5)	97,191
	740,760	4.00%, 07/20/2047(5)	148,635
	1,104,795	4.00%, 10/20/2047	1,131,277
	1,069,366	4.00%, 11/20/2047	1,096,115
	2,075,000	4.00%, 05/01/2048(6)	2,122,336
	396,097	4.50%, 06/20/2039	409,133
	2,700,000	4.50%, 06/01/2040(6)	2,796,398

The accompanying notes are an integral part of these financial statements.

126

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 86.4% - (continued)
		GNMA - 17.8% - (continued)
$	450,796	4.50%, 09/16/2040	$485,797
	60,674	4.50%, 09/20/2041	63,736
	34,256	4.50%, 05/20/2044	36,026
	74,097	4.50%, 06/20/2044	78,110
	61,773	4.50%, 10/20/2044	64,974
	215,535	4.50%, 04/20/2045(5)	50,311
	37,415	4.50%, 01/20/2046	39,249
	694,964	4.50%, 02/20/2048	723,620
	2,700,000	4.50%, 05/01/2048(6)	2,801,461
	165,354	5.00%, 05/20/2034	177,283
	51,407	5.00%, 07/15/2039	55,224
	601,077	5.00%, 02/16/2040(5)	153,118
	405,159	5.00%, 05/20/2040(5)	99,864
	707,061	5.00%, 04/20/2041	777,674
	37,912	5.00%, 06/15/2041	40,595
	191,306	5.00%, 10/16/2041(5)	32,677
	36,471	5.00%, 03/15/2044	39,054
	157,619	5.00%, 01/16/2047(5)	38,328
	400,000	5.00%, 05/01/2048(6)	420,250
	461,550	5.50%, 05/20/2038	501,541
	363,786	5.50%, 03/20/2039(5)	82,994
	456,970	5.50%, 02/16/2047(5)	102,823
	560,738	5.50%, 05/20/2047(5)	130,126
	26,113	6.00%, 01/15/2039	29,107
	168,627	6.00%, 09/15/2040	187,959
	393,406	6.00%, 02/20/2046(5)	90,819

			24,045,383

			114,420,402

		Other Direct Federal Obligations - 1.7%
		SLM Student Loan Trust
	327,558	1 mo. USD LIBOR + 0.750%, 2.65%, 05/26/2026(2)	326,240
	339,987	3 mo. USD LIBOR + 0.550%, 2.91%, 04/27/2026(1)(2)	341,017
	782,768	3 mo. USD LIBOR + 1.200%, 3.33%, 12/15/2033(1)(2)	792,742
	773,488	3 mo. USD LIBOR + 1.500%, 3.86%, 04/25/2023(2)	788,956

			2,248,955

			2,248,955

		Total U.S. Government Agencies (cost $118,680,314)	$116,669,357

U.S. GOVERNMENT SECURITIES - 6.6%
		Other Direct Federal Obligations - 0.6%
		FHLB - 0.6%
$	700,000	Tennessee Valley Authority 4.25%, 09/15/2065	$777,629

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 6.6% - (continued)
		U.S. Treasury Securities - 6.0%
		U.S. Treasury Notes - 6.0%
$	8,184,867	0.63%, 01/15/2026(8)	$8,120,074

			8,120,074

		Total U.S. Government Securities (cost $9,085,270)	$8,897,703

		Total Long-Term Investments (cost $172,173,683)	$169,581,257

SHORT-TERM INVESTMENTS - 4.9%
		Other Investment Pools & Funds - 4.9%
	6,601,845	Fidelity Institutional Government Fund, Institutional Class, 1.59%(9)	$6,601,845

		Total Short-Term Investments (cost $6,601,845)	$6,601,845

Total Investments Excluding Purchased Options (cost $178,775,528)	130.5%	$176,183,102

Total Purchased Options (cost $1,085,780)	0.7%	$985,907

Total Investments (cost $179,861,308)	131.2%	$177,169,009
Other Assets and Liabilities	(31.2)%	(42,124,663)

Total Net Assets	100.0%	$135,044,346

The accompanying notes are an integral part of these financial statements.

127

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types. For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $28,310,299, which represented 21.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are principal-only strips.

(5)	Securities disclosed are interest-only strips.

(6)	Represents or includes a TBA transaction.

(7)	Security is a zero-coupon bond.

(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(9)	Current yield as of period end.

OTC Swaption Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Pay	08/02/27	USD	700,000	700,000	$69,435	$81,900	$(12,465)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Receive	08/02/27	USD	2,500,000	2,500,000	247,983	402,043	(154,060)

Total Calls							3,200,000	$317,418	$483,943	$(166,525)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Receive	08/02/27	USD	700,000	700,000	$146,232	$140,630	$5,602
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Pay	08/02/27	USD	2,500,000	2,500,000	522,257	461,207	61,050

Total Puts							3,200,000	$668,489	$601,837	$66,652

Total purchased swaption contracts							6,400,000	$985,907	$1,085,780	$(99,873)

Exchange-Traded Options Contracts Outstanding at April 30, 2018
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
U.S. Treasury 10-Year Future Option	119.25 USD	05/25/18	(40)	USD	(40,000)	$(26,875)	$(21,167)	$(5,708)

Puts
U.S. Treasury 10-Year Future Option	119.25 USD	05/25/18	(40)	USD	(40,000)	$(11,875)	$(19,292)	$7,417

Total written option contracts					(80,000)	$(38,750)	$(40,459)	$1,709

The accompanying notes are an integral part of these financial statements.

128

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	2	06/29/2018	$424,094	$153
U.S. Treasury 10-Year Note Future	177	06/20/2018	21,173,625	(51,770)
U.S. Treasury Long Bond Future	39	06/20/2018	5,609,906	17,933
U.S. Treasury Ultra Bond Future	50	06/20/2018	7,856,250	98,527

Total				$64,843

Short position contracts:
U.S. Treasury 5-Year Note Future	20	06/29/2018	$2,270,156	$11,987

Total futures contracts				$76,830

TBA Sale Commitments Outstanding at April 30, 2018
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$5,309,000	05/01/2048	$(5,117,738)	$43,641
FHLMC, 4.50%	125,000	05/01/2048	(130,166)	303
FNMA, 2.50%	1,917,000	05/01/2033	(1,864,545)	7,921
FNMA, 3.00%	10,378,000	05/01/2048	(10,009,905)	76,154
FNMA, 3.50%	3,990,000	05/01/2033	(4,036,999)	15,500
FNMA, 4.00%	3,670,000	05/01/2048	(3,737,952)	20,357
FNMA, 4.50%	5,700,000	06/01/2048	(5,926,664)	(1,113)
GNMA, 3.50%	4,200,000	05/01/2048	(4,205,250)	21,053
GNMA II, 4.00%	6,700,000	05/01/2048	(6,852,843)	26,957

Total (proceeds receivable $42,092,835)			$(41,882,062)	$210,773

At April 30, 2018, the aggregate market value of TBA Sale Commitments represented (31.0)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.50% Fixed	USD	7,300,000	03/01/28	Annual	$23,832	$—	$28,303	$4,471
3 Mo. USD LIBOR	2.28% Fixed	USD	5,925,000	07/14/27	Semi-Annual	—	—	295,622	295,622
3 Mo. USD LIBOR	2.89% Fixed	USD	1,375,000	03/15/28	Semi-Annual	—	—	6,664	6,664
3 Mo. USD LIBOR	2.25% Fixed	USD	1,650,000	03/21/28	Semi-Annual	17,910	—	101,950	84,040
3M USD LIBOR	2.28% Fixed	USD	525,000	07/14/27	Semi-Annual	—	(5,625)	25,978	31,603
3M USD LIBOR	2.91% Fixed	USD	5,275,000	07/14/27	Semi-Annual	12,746	—	20,308	7,562

Total						$54,488	$(5,625)	$478,825	$429,962

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,015,507	USD	640,000,000	JPY	ANZ	07/18/18	$ 128,626	$ —

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

129

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
LCH	LCH Clearnet
MSC	Morgan Stanley

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

130

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$44,014,197	$—	$44,014,197	$—
U.S. Government Agencies	116,669,357	—	116,669,357	—
U.S. Government Securities	8,897,703	—	8,897,703	—
Short-Term Investments	6,601,845	6,601,845	—	—
Purchased Options	985,907	—	985,907	—
Foreign Currency Contracts(2)	128,626	—	128,626	—
Futures Contracts(2)	128,600	128,600	—	—
Swaps - Interest Rate(2)	429,962	—	429,962	—

Total	$177,856,197	$6,730,445	$171,125,752	$—

Liabilities
Futures Contracts(2)	$(51,770)	$(51,770)	$—	$—
TBA Sale Commitments	(41,882,062)	—	(41,882,062)	—
Written Options	(38,750)	(38,750)	—	—

Total	$(41,972,582)	$(90,520)	$(41,882,062)	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

131

The Hartford Short Duration Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8%
		Asset Allocation Fund - 0.1%
$	1,305,237	SoFi Consumer Loan Program LLC 2.55%, 02/25/2027(1)	$1,299,640

		Asset-Backed - Automobile - 0.6%
	920,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	903,644
	1,055,000	GM Financial Automobile Leasing Trust 1.97%, 05/20/2020	1,044,681
	3,000,000	Santander Drive Auto Receivables Trust 2.46%, 03/15/2022	2,979,034

			4,927,359

		Asset-Backed - Finance & Insurance - 8.9%
	3,052,306	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	2,993,844
		Apidos CLO
	2,250,000	3 mo. USD LIBOR + 1.080%, 3.12%, 04/15/2031(1)(3)	2,256,680
	3,110,000	3 mo. USD LIBOR + 1.310%, 3.66%, 04/17/2026(1)(3)	3,108,473
	1,357,347	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(2)	1,357,560
		Bayview Opportunity Master Fund Trust
	255,121	3.11%, 09/28/2032(1)(4)	253,891
	3,305,530	3.35%, 11/28/2032(1)(4)	3,289,855
	621,740	3.50%, 01/28/2055(1)(2)	622,878
	1,088,095	3.50%, 06/28/2057(1)(2)	1,092,549
	420,771	4.00%, 11/28/2053(1)(2)	426,520
	1,312,086	4.00%, 10/28/2064(1)(2)	1,326,950
	250,000	Carlyle Global Market Strategies Ltd. 3 mo. USD LIBOR + 1.890%3 mo. USD LIBOR + 1.890%, 3.25%, 01/18/2029(1)(3)	249,944
	2,543,695	Cent CLO Ltd. 3 mo. USD LIBOR + 1.100%, 3.46%, 01/25/2026(1)(3)	2,545,654
	2,125,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.250%, 3.60%, 07/16/2030(1)(3)	2,142,977
	1,100,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 1.800%, 4.15%, 07/15/2027(1)(3)	1,102,012
	62,800	Hasco NIM Cayman Co. 6.25%, 12/26/2035*(1)	—
	1,190,000	KKR CLO 21 Ltd. 3 mo. USD LIBOR + 1.000%, 3.35%, 04/15/2031(1)(3)	1,189,369
	2,000,000	Lendmark Funding Trust 2.83%, 12/22/2025(1)	1,984,789
	2,798,366	Limerock CLO Ltd. 3 mo. USD LIBOR + 1.300%, 3.66%, 04/18/2026(1)(3)	2,801,402
	180,481	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046*(1)	—
	4,610,000	Magnetite Ltd. 3 mo. USD LIBOR + 1.500%, 3.86%, 07/25/2026(1)(3)	4,609,096
		Nationstar HECM Loan Trust
	694,483	1.97%, 05/25/2027(1)	689,817
	1,117,076	2.04%, 09/25/2027(1)(2)	1,112,167
		NRZ Advance Receivables Trust
	4,205,000	3.11%, 12/15/2050(1)	4,186,275

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8% - (continued)
		Asset-Backed - Finance & Insurance - 8.9% - (continued)
$	2,185,000	3.21%, 02/15/2051(1)	$2,166,969
	2,083,408	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	2,070,462
	1,180,760	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.120%, 3.47%, 07/17/2025(1)(3)	1,181,448
	825,000	OneMain Financial Issuance Trust 4.57%, 02/20/2029(1)	839,953
	696,926	Pretium Mortgage Credit Partners LLC 3.33%, 12/30/2032(1)(2)	694,111
	2,060,000	SBA Tower Trust 2.90%, 10/15/2044(1)(4)	2,060,343
	614,028	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	614,013
	3,840,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	3,850,760
	4,035,000	Symphony CLO L.P. 1 mo. USD LIBOR + 1.750%, 3.65%, 01/09/2023(1)(3)	4,034,298
		Towd Point Mortgage Trust
	3,413,194	2.75%, 10/25/2056(1)(2)	3,361,614
	2,188,753	2.75%, 04/25/2057(1)(2)	2,156,872
	1,379,531	2.75%, 07/25/2057(1)(2)	1,358,508
	1,843,594	2.75%, 10/25/2057(1)(2)	1,811,589
	1,633,223	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(4)	1,625,846
	978,367	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(1)	977,256
	1,485,000	Verizon Owner Trust 2.22%, 12/20/2021(1)	1,453,956
	1,910,000	Vibrant CLO Ltd. 3 mo. USD LIBOR + 1.480%, 3.84%, 04/20/2026(1)(3)	1,911,650
	2,299,644	VOLT LLC 3.38%, 10/25/2047(1)(4)	2,290,654
	809,338	VOLT LX LLC 3.25%, 06/25/2047(1)(4)	804,729
	1,423,121	VOLT LXIII LLC 3.00%, 10/25/2047(1)(4)	1,412,064
	1,160,000	Voya CLO Ltd. 3 mo. USD LIBOR + 0.950%, 3.30%, 10/14/2026(1)(3)	1,159,420
	2,755,000	Z Capital Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.450%, 3.80%, 07/16/2027(1)(3)	2,748,391

			79,927,608

		Asset-Backed - Home Equity - 1.0%
	471,078	Accredited Mortgage Loan Trust 1 mo. USD LIBOR + 0.680%, 2.58%, 01/25/2035(3)	472,741
	1,300,995	Morgan Stanley Capital I Trust 1 mo. USD LIBOR + 0.760%, 2.66%, 01/25/2035(3)	1,310,396
		New Residential Mortgage Loan Trust
	1,683,692	4.00%, 02/25/2057(1)(2)	1,702,519
	1,221,093	4.00%, 12/25/2057(1)(2)	1,239,058
	4,000,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,953,874
	107,852	Renaissance Home Equity Loan Trust 9.79%, 04/25/2037*(1)(2)	1

The accompanying notes are an integral part of these financial statements.

132

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8% - (continued)
		Asset-Backed - Home Equity - 1.0% - (continued)
$	265,603	Residential Asset Securitization Trust 5.20%, 07/25/2034(2)	$272,623

			8,951,212

		Collateralized - Mortgage Obligations - 0.1%
	792,285	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(2)	783,022

		Commercial Mortgage-Backed Securities - 2.5%
	1,990,638	Citigroup Mortgage Loan Trust 3.50%, 02/25/2058(1)(2)(5)(6)	1,990,097
	210,208	COMM Mortgage Trust 1.28%, 08/10/2046	210,067
	868,784	DBUBS Mortgage Trust 0.91%, 11/10/2046(1)(2)(7)	11,998
		FREMF Mortgage Trust
	5,065,400	3.07%, 10/25/2047(1)(2)	5,007,000
	635,000	3.27%, 04/25/2046(1)(2)	634,852
	885,000	3.94%, 06/25/2047(1)(2)	891,942
	3,028,530	4.27%, 02/25/2046(1)(2)	3,021,634
	2,370,000	4.30%, 09/25/2044(1)(2)	2,370,931
		JP Morgan Chase Commercial Mortgage Securities Trust
	1,647,373	3.91%, 05/05/2030(1)	1,660,856
	3,125,000	4.39%, 07/15/2046(1)	3,218,614
	236,565	Morgan Stanley Re-Remic Trust 1.00%, 03/27/2051(1)	236,565
	3,190,000	Series RRX Trust 0.00%, 08/26/2044(1)(8)(9)	3,171,118

			22,425,674

		Other ABS - 0.5%
	1,000,000	Carlyle Global Market Strategies CLO 3 mo. USD LIBOR + 1.400% 3 mo. USD LIBOR + 1.400%, 3.74%, 04/17/2031(1)(3)	993,144
	1,500,000	Carlyle Global Market Strategies CLO Carlyle Global Market Strategies Ltd. 3 mo. USD LIBOR + 0.970%, 3.31%, 04/17/2031(1)(3)	1,499,199
	1,855,000	Preston Ridge Parterners Mortgage Trust LLC 3.75%, 04/25/2023(1)(2)	1,846,580

			4,338,923

		Whole Loan Collateral CMO - 4.1%
		Angel Oak Mortgage Trust LLC
	1,125,746	2.48%, 07/25/2047(1)(2)	1,103,125
	1,284,098	2.71%, 11/25/2047(1)(2)	1,275,030
	363,201	2.81%, 01/25/2047(1)(2)	356,557
	3,934,169	CIM Trust 3.00%, 04/25/2057(1)(2)	3,891,611
		COLT Mortgage Loan Trust
	490,927	2.80%, 12/26/2046(1)(2)	488,208
	1,743,707	2.93%, 02/25/2048(1)(2)	1,743,583
	698,446	3.75%, 12/26/2046(1)(2)	698,446
		Deephaven Residential Mortgage Trust
	1,061,236	2.45%, 06/25/2047(1)(2)	1,034,454
	667,186	2.73%, 12/26/2046(1)(2)	655,549
	774,173	2.81%, 10/25/2047(1)(2)	764,149
	1,596,609	Finance of America Structured Securities Trust 2.32%, 11/25/2027(1)(2)	1,593,262

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8% - (continued)
		Whole Loan Collateral CMO - 4.1% - (continued)
		LSTAR Securities Investment Ltd.
$	1,150,477	1 mo. USD LIBOR + 1.650%, 0.04%, 11/01/2022(1)(3)	$1,142,194
	486,086	1 mo. USD LIBOR + 1.750%, 3.66%, 10/01/2022(1)(3)	483,671
	1,292,730	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	1,269,964
	991,425	MFA Trust 2.59%, 02/25/2057(1)(2)	972,781
		Mill City Mortgage Loan Trust
	1,109,955	2.50%, 04/25/2057(1)(2)	1,088,069
	2,975,010	2.75%, 01/25/2061(1)(2)	2,924,979
		New Residential Mortgage Loan Trust
	821,511	3.25%, 09/25/2056(1)(2)	813,138
	801,209	3.75%, 11/26/2035(1)(2)	804,494
	595,090	3.75%, 03/25/2056(1)(2)	596,741
	874,081	3.75%, 11/25/2056(1)(2)	875,545
	1,601,038	4.00%, 03/25/2057(1)(2)	1,618,974
	1,147,581	4.00%, 04/25/2057(1)(2)	1,157,395
	1,716,515	4.00%, 05/25/2057(1)(2)	1,736,457
		Towd Point Mortgage Trust
	1,438,834	2.25%, 04/25/2056(1)(2)	1,410,623
	2,458,762	2.25%, 07/25/2056(1)(2)	2,400,400
	532,490	2.75%, 02/25/2055(1)(2)	526,157
	1,376,259	2.75%, 04/25/2055(1)(2)	1,359,230
	581,438	2.75%, 05/25/2055(1)(2)	575,974
	1,318,990	Verus Securitization Trust 2.93%, 02/25/2048(1)(2)	1,317,009

			36,677,769

		Total Asset & Commercial Mortgage Backed Securities (cost $161,306,139)	$159,331,207

CORPORATE BONDS - 54.1%
		Aerospace/Defense - 0.0%
$	365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	$360,713

		Agriculture - 0.1%
	644,000	Reynolds American, Inc. 3.25%, 06/12/2020	644,379

		Auto Manufacturers - 2.6%
	2,000,000	Daimler Finance NA LLC 2.00%, 07/06/2021(1)	1,916,804
		Ford Motor Credit Co. LLC
	3,500,000	2.02%, 05/03/2019	3,463,421
	2,000,000	2.46%, 03/27/2020	1,969,145
		General Motors Financial Co., Inc.
	2,500,000	3.15%, 06/30/2022	2,432,230
	2,500,000	3.20%, 07/06/2021	2,469,060
		Harley-Davidson Financial Services, Inc.
	840,000	2.40%, 09/15/2019(1)	832,979
	2,500,000	2.85%, 01/15/2021(1)	2,465,011
		Hyundai Capital America
	2,000,000	2.00%, 07/01/2019(1)	1,968,515
	2,490,000	2.60%, 03/19/2020(1)	2,448,704
		Nissan Motor Acceptance Corp.
	1,000,000	2.15%, 09/28/2020(1)	975,033
	1,250,000	2.55%, 03/08/2021(1)	1,223,348

The accompanying notes are an integral part of these financial statements.

133

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		Auto Manufacturers - 2.6% - (continued)
$	750,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	$741,486

			22,905,736

		Auto Parts & Equipment - 0.6%
	500,000	Aptiv plc 3.15%, 11/19/2020	497,235
	4,237,000	Goodyear Tire & Rubber Co. 8.75%, 08/15/2020	4,703,070

			5,200,305

		Beverages - 0.8%
	4,000,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	3,953,593
		Constellation Brands, Inc.
	2,435,000	2.65%, 11/07/2022	2,332,607
	340,000	2.70%, 05/09/2022	328,288
	625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	599,051

			7,213,539

		Biotechnology - 0.2%
	2,000,000	Celgene Corp. 2.88%, 08/15/2020	1,986,929

		Chemicals - 0.7%
	4,500,000	Air Liquide Finance S.A. 1.75%, 09/27/2021(1)	4,280,017
	2,000,000	Syngenta Finance N.V. 3.70%, 04/24/2020(1)	2,002,717

			6,282,734

		Commercial Banks - 21.3%
	1,000,000	ABN Amro Bank N.V. 2.45%, 06/04/2020(1)	983,632
		Banco Santander S.A.
	1,600,000	3.13%, 02/23/2023	1,536,752
	1,200,000	3.50%, 04/11/2022	1,185,284
	600,000	3.85%, 04/12/2023	595,406
		Bank of America Corp.
	3,020,000	2.15%, 11/09/2020	2,948,380
	3,500,000	2.50%, 10/21/2022	3,346,389
	2,000,000	2.63%, 04/19/2021	1,966,299
	1,500,000	S&P 500 Index, 2.74%, 01/23/2022(3)	1,475,320
	1,395,000	Bank of New York Mellon Corp. 3 mo. USD LIBOR + 1.050%, 3.41%, 10/30/2023(3)	1,430,787
	1,000,000	Bank of Nova Scotia 2.70%, 03/07/2022	974,641
	1,500,000	Banque Federative du Credit Mutuel S.A. 2.70%, 07/20/2022(1)	1,451,157
		Barclays plc
	2,500,000	2.75%, 11/08/2019	2,482,793
	1,850,000	2.88%, 06/08/2020	1,829,421
	2,625,000	3.25%, 01/12/2021	2,601,278
		BB&T Corp.
	1,750,000	2.05%, 05/10/2021	1,690,714
	1,750,000	2.75%, 04/01/2022	1,711,066
		BNP Paribas S.A.
	1,500,000	2.38%, 05/21/2020	1,483,844
	580,000	2.95%, 05/23/2022(1)	563,823
	750,000	3.50%, 03/01/2023(1)	739,598

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		Commercial Banks - 21.3% - (continued)
		BPCE S.A.
$	1,750,000	2.75%, 01/11/2023(1)	$1,677,571
	300,000	3.00%, 05/22/2022(1)	291,852
	1,250,000	Capital One Financial Corp. 3.05%, 03/09/2022	1,222,568
	2,500,000	CIT Group, Inc. 4.13%, 03/09/2021	2,502,625
		Citigroup, Inc.
	2,000,000	2.40%, 02/18/2020	1,978,321
	4,500,000	2.90%, 12/08/2021	4,412,969
		Citizens Bank NA
	770,000	2.55%, 05/13/2021	753,373
	4,500,000	2.65%, 05/26/2022	4,347,392
	665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	643,210
	1,555,000	Compass Bank 2.75%, 09/29/2019	1,546,890
		Cooperatieve Rabobank UA
	1,650,000	2.50%, 01/19/2021	1,621,817
	1,500,000	2.75%, 01/10/2022	1,467,012
		Credit Agricole S.A.
	1,800,000	2.75%, 06/10/2020(1)	1,782,265
	735,000	3.75%, 04/24/2023(1)	729,010
	2,001,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	1,973,570
	2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021	1,994,128
		Danske Bank A/S
	1,120,000	2.00%, 09/08/2021(1)	1,071,960
	1,250,000	2.70%, 03/02/2022(1)	1,219,405
	1,250,000	2.80%, 03/10/2021(1)	1,233,031
		Deutsche Bank AG
	2,290,000	2.70%, 07/13/2020	2,245,724
	1,540,000	3.15%, 01/22/2021	1,512,551
	1,250,000	3.30%, 11/16/2022	1,202,950
	1,350,000	3.95%, 02/27/2023	1,330,214
	2,600,000	Discover Bank 3.10%, 06/04/2020	2,586,917
	2,150,000	DNB Bank ASA 2.38%, 06/02/2021(1)	2,086,897
	1,750,000	Fifth Third Bancorp 2.60%, 06/15/2022(10)	1,690,873
		Fifth Third Bank
	1,500,000	2.20%, 10/30/2020	1,465,591
	1,100,000	2.25%, 06/14/2021	1,069,586
		Goldman Sachs Group, Inc.
	1,225,000	2.35%, 11/15/2021	1,182,229
	2,000,000	2.60%, 12/27/2020	1,970,431
	660,000	2.63%, 04/25/2021	646,826
	545,000	2.75%, 09/15/2020	539,818
	1,005,000	2.88%, 02/25/2021	992,763
	4,000,000	3.00%, 04/26/2022	3,909,263
	1,500,000	3.20%, 02/23/2023	1,467,067
		HSBC Holdings plc
	1,800,000	2.95%, 05/25/2021	1,779,714
	2,135,000	3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(3)	2,100,617
	1,150,000	3.40%, 03/08/2021	1,153,101
	1,550,000	HSBC USA, Inc. 2.35%, 03/05/2020	1,531,114

The accompanying notes are an integral part of these financial statements.

134

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		Commercial Banks - 21.3% - (continued)
		Huntington Bancshares, Inc.
$	2,000,000	2.30%, 01/14/2022	$1,922,475
	1,700,000	3.15%, 03/14/2021	1,692,797
		Huntington National Bank
	1,785,000	2.20%, 04/01/2019	1,777,553
	1,250,000	2.38%, 03/10/2020	1,233,402
	2,395,000	ING Bank N.V. 2.50%, 10/01/2019(1)	2,376,494
	705,000	ING Groep N.V. 3.15%, 03/29/2022	694,194
		Intesa Sanpaolo S.p.A.
	1,955,000	3.13%, 07/14/2022(1)	1,883,882
	1,675,000	3.38%, 01/12/2023(1)	1,622,744
		JP Morgan Chase & Co.
	4,000,000	2.30%, 08/15/2021	3,887,285
	3,000,000	2.40%, 06/07/2021	2,922,264
	3,000,000	2.55%, 03/01/2021	2,943,061
	1,500,000	2.75%, 06/23/2020	1,490,089
	1,800,000	3 mo. USD LIBOR + 1.230%, 3.59%, 10/24/2023(3)	1,841,771
		KeyBank NA
	1,500,000	2.40%, 06/09/2022	1,444,520
	2,000,000	2.50%, 12/15/2019	1,986,729
	905,000	2.50%, 11/22/2021	884,656
	3,000,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.023%, 3.19%, 11/28/2023(1)(3)	2,875,860
	1,045,000	Manufacturers & Traders Trust Co. 1 mo. USD LIBOR + 1.215%, 3.12%, 12/28/2020(3)	1,045,554
	1,500,000	Mizuho Financial Group, Inc. 2.63%, 04/12/2021(1)	1,465,041
		Morgan Stanley
	920,000	2.50%, 04/21/2021	899,018
	1,500,000	2.65%, 01/27/2020	1,490,896
	2,000,000	2.75%, 05/19/2022	1,940,198
	1,000,000	3 mo. USD LIBOR + 0.930%, 3.29%, 07/22/2022(3)	1,011,990
	2,000,000	3 mo. USD LIBOR + 1.400%, 3.76%, 10/24/2023(3)	2,056,078
	1,750,000	5.63%, 09/23/2019	1,811,761
	3,250,000	MUFG Bank LtdMUFG Bank LtdMUFG Bank Ltd. 2.35%, 09/08/2019(1)	3,221,249
	1,000,000	National Australia Bank Ltd. 1.88%, 07/12/2021	957,765
	2,000,000	Nordea Bank AB 1.63%, 09/30/2019(1)	1,962,064
	1,500,000	PNC Bank NA 2.45%, 11/05/2020	1,474,479
		Regions Financial Corp.
	2,500,000	2.75%, 08/14/2022	2,410,531
	2,250,000	3.20%, 02/08/2021	2,238,572
	1,500,000	Royal Bank of Canada 2.50%, 01/19/2021	1,473,040
		Santander Holdings USA, Inc.
	1,115,000	2.65%, 04/17/2020	1,101,896
	3,530,000	3.70%, 03/28/2022	3,498,966
	2,250,000	Santander UK plc 2.38%, 03/16/2020	2,220,868

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		Commercial Banks - 21.3% - (continued)
		Skandinaviska Enskilda Banken AB
$	1,400,000	2.63%, 11/17/2020(1)	$1,379,504
	1,500,000	2.80%, 03/11/2022	1,463,033
	1,800,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	1,772,319
	3,000,000	Standard Chartered plc 2.40%, 09/08/2019(1)	2,968,668
	2,200,000	Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020	2,172,613
	895,000	SunTrust Banks, Inc. 2.90%, 03/03/2021	886,085
		Svenska Handelsbanken AB
	1,010,000	1.88%, 09/07/2021	964,386
	1,500,000	2.45%, 03/30/2021	1,465,974
		Toronto-Dominion Bank
	1,500,000	2.13%, 04/07/2021	1,455,824
	1,000,000	2.50%, 12/14/2020	984,420
	2,750,000	UBS Group Funding Switzerland AG 3.00%, 04/15/2021(1)	2,713,790
	3,250,000	UniCredit S.p.A. 3.75%, 04/12/2022(1)	3,223,611
		Wells Fargo & Co.
	2,000,000	2.10%, 07/26/2021	1,921,807
	2,500,000	2.50%, 03/04/2021	2,449,103
	3,000,000	3 mo. USD LIBOR + 1.230%, 3.59%, 10/31/2023(3)	3,064,604

			190,575,282

		Commercial Services - 0.5%
	1,035,000	Equifax, Inc. 3.30%, 12/15/2022	1,013,455
	1,870,000	ERAC USA Finance LLC 2.35%, 10/15/2019(1)	1,850,090
	1,500,000	Total System Services, Inc. 3.80%, 04/01/2021	1,506,990

			4,370,535

		Construction Materials - 0.2%
	2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	1,982,373

		Diversified Financial Services - 3.7%
	910,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/23/2023	879,630
		Air Lease Corp.
	2,500,000	2.13%, 01/15/2020	2,452,723
	2,700,000	2.63%, 07/01/2022	2,589,002
		Ally Financial, Inc.
	3,000,000	3.25%, 11/05/2018	3,000,000
	1,500,000	4.75%, 09/10/2018	1,509,000
	2,500,000	Capital One Bank USA NA 2.30%, 06/05/2019	2,480,856
	1,750,000	Capital One Financial Corp. 3.45%, 04/30/2021	1,750,250
	1,150,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	1,117,643
	2,000,000	goeasy Ltd. 7.88%, 11/01/2022(1)	2,120,000
	2,025,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	2,019,943

The accompanying notes are an integral part of these financial statements.

135

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		Diversified Financial Services - 3.7% - (continued)
		Nationstar Mortgage LLC / Nationstar Capital Corp.
$	2,000,000	6.50%, 08/01/2018	$2,008,000
	1,250,000	6.50%, 07/01/2021	1,265,625
		Navient Corp.
	2,000,000	6.50%, 06/15/2022	2,055,000
	1,250,000	8.00%, 03/25/2020	1,331,250
	2,525,000	Protective Life Global Funding 2.62%, 08/22/2022(1)	2,429,959
	1,350,000	Societe Generale S.A. 2.50%, 04/08/2021(1)	1,315,987
		Synchrony Financial
	610,000	2.70%, 02/03/2020	602,424
	2,255,000	3.00%, 08/15/2019	2,249,893

			33,177,185

		Electric - 2.5%
	2,500,000	AEP Texas, Inc. 2.40%, 10/01/2022	2,389,542
	1,000,000	Ameren Illinois Co. 9.75%, 11/15/2018	1,036,881
		Dominion Energy, Inc.
	2,500,000	2.50%, 12/01/2019	2,469,893
	490,000	2.96%, 07/01/2019(4)	488,622
	395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	384,762
	3,150,000	Enel Finance International N.V. 2.88%, 05/25/2022(1)	3,055,324
	1,055,000	Eversource Energy 2.50%, 03/15/2021	1,034,404
	805,000	Exelon Corp. 2.85%, 06/15/2020	796,977
	970,000	FirstEnergy Corp. 2.85%, 07/15/2022	934,338
	2,285,000	Fortis, Inc. 2.10%, 10/04/2021	2,185,005
	1,850,000	ITC Holdings Corp. 2.70%, 11/15/2022(1)	1,772,413
	3,050,000	SCANA Corp. 4.75%, 05/15/2021	3,090,176
	3,000,000	Southern Co. 2.35%, 07/01/2021	2,915,211

			22,553,548

		Electronics - 0.1%
	850,000	Fortive Corp. 2.35%, 06/15/2021	824,082

		Engineering & Construction - 0.2%
	1,760,000	SBA Tower Trust 3.17%, 04/09/2047(1)	1,733,890

		Entertainment - 1.1%
	2,195,000	Discovery Communications LLC 2.80%, 06/15/2020(1)	2,169,649
	2,835,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023	2,994,469
	4,340,000	GLP Capital L.P. / GLP Financing II, Inc. 4.38%, 11/01/2018	4,340,000

			9,504,118

		Food - 1.0%
	4,000,000	Danone S.A. 2.08%, 11/02/2021(1)	3,830,006

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		Food - 1.0% - (continued)
$	330,000	JM Smucker Co. 2.50%, 03/15/2020	$326,532
	1,425,000	Kraft Heinz Foods Co. 2.80%, 07/02/2020	1,414,629
	1,415,000	Kroger Co. 1.50%, 09/30/2019	1,385,891
	2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	2,380,656

			9,337,714

		Forest Products & Paper - 0.3%
	2,650,000	Georgia-Pacific LLC 2.54%, 11/15/2019(1)	2,631,602

		Gas - 0.2%
	1,605,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	1,647,438

		Healthcare - Services - 0.4%
	1,500,000	Anthem, Inc. 2.95%, 12/01/2022	1,454,370
	1,810,000	Dignity Health 2.64%, 11/01/2019	1,797,241
	590,000	Laboratory Corp. of America Holdings 2.63%, 02/01/2020	584,622

			3,836,233

		Insurance - 1.8%
	4,000,000	American International Group, Inc. 2.30%, 07/16/2019	3,966,309
	1,250,000	Assurant, Inc. 4.20%, 09/27/2023	1,243,436
	785,000	AXA Equitable Holdings, Inc. 3.90%, 04/20/2023(1)	782,326
	3,000,000	Jackson National Life Global Funding 2.50%, 06/27/2022(1)	2,888,471
	2,300,000	MassMutual Global Funding 2.00%, 04/15/2021(1)	2,222,994
	1,500,000	Metropolitan Life Global Funding 1.95%, 09/15/2021(1)	1,436,125
	1,255,000	Principal Life Global Funding 2.20%, 04/08/2020(1)	1,233,154
	705,000	Trinity Acquisition plc 3.50%, 09/15/2021	702,472
	1,445,000	Unum Group 3.00%, 05/15/2021	1,423,725

			15,899,012

		Internet - 0.6%
	1,130,000	Alibaba Group Holding Ltd. 2.80%, 06/06/2023	1,085,776
	2,000,000	Netflix, Inc. 5.50%, 02/15/2022	2,075,000
	2,130,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	2,062,247

			5,223,023

		Iron/Steel - 0.2%
	1,500,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	1,526,700

The accompanying notes are an integral part of these financial statements.

136

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		IT Services - 1.2%
$	4,000,000	Dell International LLC / EMC Corp. 3.48%, 06/01/2019(1)	$4,008,968
	2,390,000	DXC Technology Co. 2.88%, 03/27/2020	2,374,110
	1,250,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	1,258,955
		NCR Corp.
	1,250,000	4.63%, 02/15/2021	1,250,375
	2,200,000	5.00%, 07/15/2022	2,183,500

			11,075,908

		Lodging - 0.8%
	3,320,000	Choice Hotels International, Inc. 5.70%, 08/28/2020	3,419,600
	1,500,000	Marriott International, Inc. 2.30%, 01/15/2022	1,436,996
	2,000,000	MGM Resorts International 5.25%, 03/31/2020	2,045,000

			6,901,596

		Machinery - Diversified - 0.6%
		CNH Industrial Capital LLC
	2,000,000	4.38%, 11/06/2020	2,040,000
	995,000	4.38%, 04/05/2022	1,009,925
	2,300,000	John Deere Capital Corp. 2.15%, 09/08/2022	2,189,397

			5,239,322

		Media - 1.4%
	815,000	CBS Corp. 2.90%, 06/01/2023(1)	778,487
	1,685,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	1,689,850
	1,075,000	Discovery Communications LLC 2.20%, 09/20/2019	1,062,251
	1,770,000	Sky plc 2.63%, 09/16/2019(1)	1,760,119
	2,500,000	Time Warner Cable LLC 8.25%, 04/01/2019	2,619,469
	2,800,000	Time Warner, Inc. 4.88%, 03/15/2020	2,892,066
	1,500,000	Viacom, Inc. 2.75%, 12/15/2019	1,486,026

			12,288,268

		Mining - 0.5%
		Anglo American Capital plc
	2,250,000	3.75%, 04/10/2022(1)	2,229,142
	1,500,000	4.13%, 04/15/2021(1)	1,512,420
	320,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	306,008

			4,047,570

		Miscellaneous Manufacturing - 0.1%
	736,000	Pentair Finance S.a.r.l. 2.90%, 09/15/2018	736,450

		Oil & Gas - 1.2%
	2,500,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	2,589,705
	875,000	Canadian Natural Resources Ltd. 2.95%, 01/15/2023	845,459

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		Oil & Gas - 1.2% - (continued)
$	3,000,000	EQT Corp. 2.50%, 10/01/2020	$2,925,361
	1,726,000	Marathon Oil Corp. 2.70%, 06/01/2020	1,700,540
	1,015,000	Noble Energy, Inc. 4.15%, 12/15/2021	1,031,885
	1,565,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	1,571,962

			10,664,912

		Oil & Gas Services - 0.3%
	2,500,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	2,486,150

		Pharmaceuticals - 2.2%
		AbbVie, Inc.
	1,250,000	2.30%, 05/14/2021	1,214,867
	1,330,000	2.50%, 05/14/2020	1,314,209
		Allergan Funding SCS
	490,000	2.45%, 06/15/2019	486,569
	3,855,000	3.00%, 03/12/2020	3,828,917
	1,300,000	Bayer U.S. Finance LLC 2.38%, 10/08/2019(1)	1,287,450
	1,435,000	Cardinal Health, Inc. 2.40%, 11/15/2019	1,419,813
		CVS Health Corp.
	1,120,000	3.35%, 03/09/2021	1,122,361
	2,500,000	3.70%, 03/09/2023	2,486,471
	945,000	Mylan N.V. 3.75%, 12/15/2020	947,940
	3,000,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	2,947,022
		Teva Pharmaceutical Finance Netherlands B.V.
	1,125,000	1.70%, 07/19/2019	1,092,990
	1,800,000	2.20%, 07/21/2021	1,624,190

			19,772,799

		Pipelines - 0.7%
	240,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	236,105
	1,195,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	1,194,831
		Enterprise Products Operating LLC
	1,195,000	2.55%, 10/15/2019	1,187,252
	1,700,000	2.85%, 04/15/2021	1,676,500
		Kinder Morgan Energy Partners L.P.
	1,175,000	5.30%, 09/15/2020	1,221,556
	865,000	6.85%, 02/15/2020	917,038

			6,433,282

		Real Estate - 0.3%
	2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	1,962,050
	1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	1,095,123

			3,057,173

		Real Estate Investment Trusts - 1.1%
		American Tower Corp.
	1,750,000	3.00%, 06/15/2023	1,677,542
	1,755,000	3.30%, 02/15/2021	1,748,170

The accompanying notes are an integral part of these financial statements.

137

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		Real Estate Investment Trusts - 1.1% - (continued)
		Crown Castle International Corp.
$	1,500,000	3.15%, 07/15/2023	$1,447,111
	240,000	3.40%, 02/15/2021	240,197
	2,000,000	Realty Income Corp. 3.25%, 10/15/2022	1,962,084
	1,870,000	Scentre Group Trust 2.38%, 11/05/2019(1)	1,849,119
	860,000	Simon Property Group L.P. 2.50%, 07/15/2021	838,123

			9,762,346

		Retail - 0.8%
	2,250,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	2,219,859
		CVS Health Corp.
	2,350,000	2.13%, 06/01/2021	2,266,681
	715,000	2.80%, 07/20/2020	710,576
	1,790,000	Dollar Tree, Inc. 3.70%, 05/15/2023	1,776,931

			6,974,047

		Semiconductors - 0.8%
	2,700,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	2,661,551
	2,000,000	NXP B.V. / NXP Funding LLC 4.13%, 06/01/2021(1)	2,005,000
	2,700,000	QUALCOMM, Inc. 3.00%, 05/20/2022	2,632,192

			7,298,743

		Software - 0.1%
	541,000	Fidelity National Information Services, Inc. 2.25%, 08/15/2021	521,697

		Telecommunications - 1.3%
	2,000,000	AT&T, Inc. 2.80%, 02/17/2021	1,976,973
	5,500,000	Nokia Oyj 3.38%, 06/12/2022	5,310,250
	3,933,125	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	3,918,848

			11,206,071

		Toys/Games/Hobbies - 0.2%
	2,000,000	Mattel, Inc. 2.35%, 05/06/2019	1,960,000

		Transportation - 1.1%
	3,450,000	AP Moller - Maersk A/S 2.55%, 09/22/2019(1)	3,415,573
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	2,050,000	2.50%, 06/15/2019(1)	2,037,995
	1,500,000	2.70%, 03/14/2023(1)	1,430,220
	45,000	2.88%, 07/17/2018(1)	45,026
	1,000,000	3.20%, 07/15/2020(1)	998,112
		Ryder System, Inc.
	1,270,000	2.25%, 09/01/2021	1,223,347
	1,075,000	2.45%, 09/03/2019	1,067,684

			10,217,957

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 54.1% - (continued)
		Trucking & Leasing - 0.3%
$	2,650,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	$2,644,688

		Total Corporate Bonds (cost $490,368,317)	$482,706,049

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
		Qatar - 0.2%
$	1,960,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	$1,951,866

		Saudi Arabia - 0.3%
	2,810,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	2,693,273

		Total Foreign Government Obligations (cost $4,728,808)	$4,645,139

MUNICIPAL BONDS - 0.9%
		General Obligation - 0.4%
$	2,805,000	Country of Cook, IL 4.74%, 11/15/2022	$2,927,943
	1,175,000	Illinois State, GO 5.88%, 03/01/2019	1,200,039

			4,127,982

		Higher Education - 0.3%
	2,630,000	Chicago Board of Education, IL 5.28%, 12/01/2022	2,581,792

		Transportation - 0.2%
	1,750,000	Alameda Corridor Transportation Auth 0.00%, 10/01/2022(9)	1,479,940

		Total Municipal Bonds (cost $8,306,021)	$8,189,714

SENIOR FLOATING RATE INTERESTS - 21.5%(11)
		Advertising - 0.2%
$	1,655,232	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 09/26/2021	$1,349,809

		Aerospace/Defense - 0.7%
	1,436,400	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 12/11/2024	1,440,896
	551,530	Fly Funding II S.a.r.l. 3 mo. USD LIBOR + 2.000%, 3.80%, 02/09/2023	551,701
	3,837,928	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.79%, 06/09/2023	3,853,203

			5,845,800

		Airlines - 0.4%
		American Airlines, Inc.
	970,000	1 mo. USD LIBOR + 2.000%, 3.90%, 10/12/2021	971,057
	1,557,559	1 mo. USD LIBOR + 2.000%, 3.90%, 06/26/2020	1,559,257
	980,000	1 mo. USD LIBOR + 2.000%, 3.90%, 04/28/2023	980,353

			3,510,667

The accompanying notes are an integral part of these financial statements.

138

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Auto Manufacturers - 0.1%
$	359,777	FCA U.S. LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 12/31/2018	$360,676
	718,200	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 11/06/2024	722,244

			1,082,920

		Beverages - 0.1%
	1,132,444	Jacobs Douwe Egberts International B.V. 3 mo. USD LIBOR + 2.250%, 4.06%, 07/02/2022	1,140,462

		Biotechnology - 0.0%
	293,653	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/15/2022	295,121

		Chemicals - 0.6%
	1,097,463	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 1.750%, 4.05%, 06/01/2024	1,101,326
	316,602	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.66%, 04/03/2025	317,526
EUR	159,600	Diamond (BC) B.V. EURIBOR + 3.250%, 0.00%, 09/06/2024	191,602
$	310,750	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.27%, 02/14/2024	312,888
	1,267,554	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.47%, 06/09/2023	1,278,645
	216,841	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	219,044
	500,402	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	505,486
	911,204	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 07/01/2024	918,749
	830,000	WR Grace & Co. 0.00%, 04/03/2025(12)	834,673

			5,679,939

		Commercial Services - 1.7%
	962,118	Brickman Group Ltd. LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 12/18/2020	967,054
	614,481	Bright Horizons Family Solutions, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 11/07/2023	618,831
	749,338	Clean Harbors, Inc. 1 mo. USD LIBOR + 1.750%, 3.65%, 06/27/2024	752,148
	993,667	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.65%, 06/30/2023	996,569
	513,086	KAR Auction Services, Inc. 3 mo. USD LIBOR + 2.500%, 4.81%, 03/09/2023	515,010

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Commercial Services - 1.7% - (continued)
$	674,982	ON Assignment, Inc. 0.00%, 02/21/2025(12)	$677,850
	1,683,897	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/15/2023	1,690,212
	1,766,426	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 06/01/2023	1,775,259
	508,563	ServiceMaster Co. 1 mo. USD LIBOR + 2.500%, 4.40%, 11/08/2023	511,741
	1,123,650	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/06/2024	1,087,131
EUR	700,000	Techem GmbH EURIBOR + 3.000%, 3.00%, 10/02/2024	846,461
$	1,806,350	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/01/2024	1,816,140
	1,829,970	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 04/10/2023	1,833,081
	515,316	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 10/14/2023	518,321
	740,625	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 12/07/2023	744,328

			15,350,136

		Distribution/Wholesale - 0.0%
	290,000	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.13%, 01/02/2025	291,554

		Diversified Financial Services - 0.7%
	1,381,050	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.05%, 04/04/2024	1,386,878
	950,000	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/28/2025	948,518
	685,000	Delos Finance S.a.r.l. 3 mo. USD LIBOR + 1.750%, 4.05%, 10/06/2023	689,035
	763,796	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/27/2022	771,434
EUR	621,771	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	750,414
$	261,688	NFP Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/08/2024	262,724
	449,313	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 10/12/2023	451,932
	1,027,758	RPI Finance Trust 3 mo. USD LIBOR + 2.000%, 4.30%, 03/27/2023	1,032,167

			6,293,102

The accompanying notes are an integral part of these financial statements.

139

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Electric - 0.3%
$	485,650	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.65%, 06/02/2024	$489,457
	2,272,409	NRG Energy, Inc. 3 mo. USD LIBOR + 1.750%, 4.05%, 06/30/2023	2,277,659

			2,767,116

		Energy - Alternate Sources - 0.4%
	792,000	AES Corp. 3 mo. USD LIBOR + 1.750%, 3.69%, 05/31/2022	792,824
	1,545,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 6.36%, 10/31/2024	1,551,520
	364,088	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.15%, 10/30/2024	364,542
	285,929	MEG Energy Corp. 3 mo. USD LIBOR + 3.500%, 5.81%, 12/31/2023	287,073
	965,779	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 08/04/2023	972,115

			3,968,074

		Engineering & Construction - 0.3%
	1,985,000	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.61%, 06/21/2024	2,003,123
	254,917	DG Investment Intermediate Holdings 2, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 02/03/2025	254,599
	27,313	DG Investment Intermediate Holdings 2, Inc. 3 mo. USD LIBOR + 3.000% 1.50%, 02/03/2025(13)	27,278
	326,909	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.41%, 03/23/2025	330,858

			2,615,858

		Entertainment - 0.3%
	645,224	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.15%, 10/03/2023	649,373
	233,238	CityCenter Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 04/18/2024	234,243
	1,068,603	Hilton Worldwide Finance LLC 1 mo. USD LIBOR + 1.750%, 3.65%, 10/25/2023	1,077,099
	150,000	Las Vegas Sands LLC 1 mo. USD LIBOR + 1.750%, 3.65%, 03/27/2025	150,769
	519,013	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.73%, 08/14/2024	522,012

			2,633,496

		Environmental Control - 0.1%
	1,199,873	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.00%, 11/10/2023	1,206,869

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Food - 0.4%
$	235,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	$236,175
	1,425,569	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.68%, 10/30/2022	1,423,488
	1,945,300	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 05/24/2024	1,953,645

			3,613,308

		Food Service - 0.1%
	593,513	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 03/11/2025	597,222

		Healthcare - Products - 0.6%
	2,849,624	Alkermes, Inc. 3 mo. USD LIBOR + 2.250%, 4.13%, 03/23/2023	2,870,996
	1,210,469	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/01/2024	1,214,355
	575,650	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 02/02/2024	579,104
	487,550	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 09/27/2024	489,076
	487,575	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 09/07/2023	375,028

			5,528,559

		Healthcare - Services - 0.7%
	332,500	Air Medical Group Holdings Inc 1 mo. USD LIBOR + 4.250%, 6.15%, 03/14/2025	335,965
		Community Health Systems, Inc.
	486,568	3 mo. USD LIBOR + 3.000%, 4.98%, 12/31/2019	478,510
	182,235	3 mo. USD LIBOR + 3.250%, 5.23%, 01/27/2021	176,616
	1,099,329	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.91%, 12/01/2023	1,102,902
	423,574	Genoa, a QoL Healthcare Co. LLC 1 mo. USD LIBOR + 3.250%, 5.15%, 10/28/2023	425,823
	576,536	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.61%, 08/18/2022	579,482
	1,847,089	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 06/07/2023	1,856,066
	388,050	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.16%, 09/02/2024	388,655
	1,065,475	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.55%, 12/31/2022	1,060,148

			6,404,167

The accompanying notes are an integral part of these financial statements.

140

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Household Products - 0.1%
$	613,463	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	$612,316
	172,500	Prestige Brands, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 01/26/2024	173,416

			785,732

		Insurance - 0.9%
		Asurion LLC
	2,780,290	1 mo. USD LIBOR + 2.750%, 4.65%, 08/04/2022	2,798,112
	903,009	1 mo. USD LIBOR + 2.750%, 4.65%, 11/03/2023	909,222
	500,000	1 mo. USD LIBOR + 6.000%, 7.90%, 08/04/2025	513,500
	240,000	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.40%, 02/22/2023	243,900
	1,385,000	Hub International Ltd. 0.00%, 04/25/2025(12)	1,393,074
	1,746,750	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 05/16/2024	1,752,567

			7,610,375

		IT Services - 0.0%
	81,700	Gartner, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 04/05/2024	82,058

		Leisure Time - 1.2%
		Aristocrat Leisure Ltd.
	1,243,846	3 mo. USD LIBOR + 2.000%, 4.36%, 10/20/2021	1,250,650
	498,750	3 mo. USD LIBOR + 2.000%, 4.36%, 10/19/2024	501,244
	3,015,829	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/22/2024	3,039,714
	2,733,990	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/21/2024	2,729,725
	910,562	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.18%, 04/17/2024	916,253
	1,685,775	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 10/20/2024	1,698,418
	778,050	NCL Corp. Ltd. 1 mo. USD LIBOR + 1.750%, 3.64%, 10/10/2021	780,641

			10,916,645

		Lodging - 0.8%
	1,159,460	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.24%, 09/15/2023	1,165,130
	1,720,688	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/06/2024	1,723,698

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Lodging - 0.8% - (continued)
$	701,062	Four Seasons Hotels Ltd. 1 mo. USD LIBOR + 2.000%, 3.90%, 11/30/2023	$705,444
	798,909	La Quinta Intermediate Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.35%, 04/14/2021	799,412
	1,714,322	Station Casinos LLC 1 mo. USD LIBOR + 2.500%, 4.41%, 06/08/2023	1,719,499
	1,015,000	Wyndham Hotels & Resorts, Inc. 0.00%, 03/28/2025(12)	1,022,491

			7,135,674

		Machinery - Diversified - 0.4%
	1,354,627	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 5.05%, 07/30/2024	1,361,914
	1,053,044	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 04/01/2024	1,058,615
		Zodiac Pool Solutions LLC
EUR	530,000	0.00%, 03/07/2025(12)	640,988
$	315,000	0.00%, 03/31/2025(12)	316,181

			3,377,698

		Media - 2.5%
	1,749,173	Advantage Sales & Marketing, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 07/23/2021	1,670,827
	865,650	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.10%, 01/31/2026	853,384
	1,656,396	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.91%, 04/30/2025	1,662,905
		CSC Holdings LLC
	938,025	1 mo. USD LIBOR + 2.250%, 4.15%, 07/17/2025	934,742
	555,000	1 mo. USD LIBOR + 2.500%, 4.40%, 01/25/2026	555,000
	675,000	Lamar Media Corp. 1 mo. USD LIBOR + 1.750%, 3.69%, 03/14/2025	678,375
	498,750	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 4.66%, 10/04/2024	499,164
	580,000	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/31/2025	583,555
	66,569	Mission Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.39%, 01/17/2024	66,835
	518,382	Nexstar Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.39%, 01/17/2024	520,455
		Numericable Group S.A.
	727,650	1 mo. USD LIBOR + 2.750%, 4.65%, 07/31/2025	714,785
	1,708,440	3 mo. USD LIBOR + 3.000%, 5.35%, 01/31/2026	1,681,481

The accompanying notes are an integral part of these financial statements.

141

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Media - 2.5% - (continued)
	$805,000	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.20%, 03/01/2025	$805,757
	680,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 08/17/2024	685,950
	1,985,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(12)	1,993,278
	1,468,514	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/27/2024	1,470,350
	820,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/15/2026	818,319
	1,000,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	1,002,080
	1,345,000	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 08/09/2024	1,353,191
	2,325,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	2,334,928
	970,000	Ziggo Secured Finance Partnership 1 mo. USD LIBOR + 2.500%, 4.40%, 04/15/2025	965,053

			21,850,414

		Metal Fabricate/Hardware - 0.1%
	633,686	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/21/2024	637,963

		Miscellaneous Manufacturing - 0.2%
EUR	675,000	CTC AcquiCo GmbH 0.00%, 03/07/2025(12)	814,298
$	1,263,650	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/20/2024	1,267,037

			2,081,335

		Oil & Gas - 0.6%
	516,100	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.31%, 06/24/2024	520,616
	730,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 6.65%, 12/31/2022	744,826
	645,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.44%, 08/23/2021	682,087
	1,714,390	Energy Transfer Equity L.P. 1 mo. USD LIBOR + 2.000%, 3.90%, 02/02/2024	1,715,367
	794,246	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	795,581
	700,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	703,500

			5,161,977

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Oil & Gas Services - 0.1%
$	1,182,671	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 4.90%, 11/23/2020	$1,167,592

		Packaging & Containers - 0.8%
		Berry Global, Inc.
	1,071,137	1 mo. USD LIBOR + 2.000%, 3.90%, 02/08/2020	1,076,943
	1,030,674	1 mo. USD LIBOR + 2.000%, 3.90%, 10/01/2022	1,036,899
		Crown Americas LLC
EUR	310,000	EURIBOR + 2.375%, 2.38%, 01/18/2025	377,456
$	425,000	3 mo. USD LIBOR + 2.000%, 4.31%, 01/29/2025	428,455
	970,200	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.31%, 12/29/2023	974,896
	249,375	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 4.15%, 10/31/2024	250,415
	412,925	Plastipak Holdings, Inc. PRIME + 1.750%, 6.50%, 10/14/2024	414,345
	2,223,943	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/05/2023	2,237,842

			6,797,251

		Pharmaceuticals - 0.3%
	1,478,825	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.19%, 04/29/2024	1,469,582
		Quintiles IMS, Inc.
	1,160,654	3 mo. USD LIBOR + 2.000%, 4.30%, 03/07/2024	1,167,328
	149,250	3 mo. USD LIBOR + 2.000%, 4.30%, 01/17/2025	149,922

			2,786,832

		Real Estate - 0.4%
	1,000,820	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.36%, 11/04/2021	1,002,211
	1,108,181	KFC Holding Co. 1 mo. USD LIBOR + 1.750%, 3.64%, 04/03/2025	1,114,764
	1,345,909	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 12/20/2024	1,350,579

			3,467,554

		Real Estate Investment Trusts - 0.3%
	425,000	Iron Mountain, Inc. 3 mo. USD LIBOR + 1.750%, 3.65%, 01/02/2026	423,143
	2,087,400	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 3.90%, 04/25/2023	2,098,171

			2,521,314

The accompanying notes are an integral part of these financial statements.

142

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Retail - 1.7%
$	1,564,518	Albertsons LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 08/25/2021	$1,548,873
	2,648,250	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/31/2023	2,651,560
	347,975	B&G Foods, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 11/02/2022	349,659
	1,202,902	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/16/2024	1,205,909
	1,013,030	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.90%, 09/25/2024	1,019,361
		Coty, Inc.
EUR	795,000	0.00%, 04/05/2025(12)	962,922
$	1,908,313	1 mo. USD LIBOR + 2.250%, 4.13%, 04/07/2025	1,905,928
	694,087	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 08/18/2023	696,982
	1,044,069	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 01/30/2023	1,049,780
	995,729	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.14%, 10/25/2020	875,335
	685,695	PetSmart, Inc. 1 mo. USD LIBOR + 3.000%, 4.89%, 03/11/2022	538,099
	872,813	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.79%, 09/12/2024	862,828
	1,195,164	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 06/27/2023	1,205,323

			14,872,559

		Semiconductors - 0.3%
	247,279	Entegris, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 04/30/2021	247,897
	534,600	Integrated Device Technology, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 04/04/2024	535,936
	970,588	MaxLinear, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 05/12/2024	974,228
	605,932	ON Semiconductor Corp. 1 mo. USD LIBOR + 2.000%, 3.90%, 03/31/2023	609,416

			2,367,477

		Software - 2.0%
	1,099,475	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.48%, 06/13/2024	1,098,354
	1,004,241	CDW LLC 3 mo. USD LIBOR + 1.750%, 4.06%, 08/17/2023	1,009,604

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Software - 2.0% - (continued)
$	1,485,000	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2024	$1,490,569
	1,012,180	Dell, Inc. 1 mo. USD LIBOR + 2.000%, 3.91%, 09/07/2023	1,015,024
		First Data Corp.
	3,829,682	1 mo. USD LIBOR + 2.250%, 4.15%, 07/08/2022	3,843,086
	824,950	1 mo. USD LIBOR + 2.250%, 4.15%, 04/26/2024	827,746
	1,672,894	Global Payments Inc. 1 mo. USD LIBOR + 1.750%, 3.65%, 04/21/2023	1,683,952
	1,526,797	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 02/15/2024	1,533,484
	333,233	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.14%, 07/01/2022	335,942
	568,851	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/01/2022	571,104
	121,065	MA FinanceCo LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	120,641
	817,582	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	814,721
	220,410	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 04/16/2025(12)	221,788
	595,721	SS&C Technologies, Inc. 0.00%, 04/16/2025(12)	599,444
	828,738	Verint Systems Inc. 1 mo. USD LIBOR + 2.000%, 3.89%, 06/28/2024	832,368
	2,190,975	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 06/30/2023	2,204,055

			18,201,882

		Telecommunications - 1.1%
	1,993,500	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/22/2024	2,001,813
	2,643,300	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.44%, 02/02/2024	2,649,908
	1,100,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 03/01/2026	1,104,543
	1,125,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 09/30/2025	1,123,031
	1,935,105	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/15/2024	1,907,124

The accompanying notes are an integral part of these financial statements.

143

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 21.5%(11) - (continued)
		Telecommunications - 1.1% - (continued)
$	708,419	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/19/2024	$713,066

			9,499,485

		Total Senior Floating Rate Interests (cost $191,307,437)	$191,495,996

U.S. GOVERNMENT AGENCIES - 4.6%
		Mortgage-Backed Agencies - 4.6%
		FHLMC - 1.0%
$	11,370,252	1.76%, 07/25/2021(2)(7)	$486,449
	9,179,359	2.08%, 08/25/2018(2)(7)	19,723
	7,220,898	3.00%, 04/01/2031	7,167,819
	969,921	3.50%, 04/01/2027	982,448

			8,656,439

		FNMA - 3.5%
	5,600,000	3.50%, 05/17/2033(14)	5,665,963
	7,000,000	3.00%, 05/17/2033(14)	6,943,672
	2,389,287	3.00%, 08/01/2027	2,384,774
	4,723,475	3.00%, 12/01/2030	4,688,618
	1,739,430	3.00%, 02/01/2031	1,726,593
	3,132,614	3.00%, 03/01/2031	3,109,497
	1,929,842	3.50%, 11/01/2026	1,954,465
	4,636,033	3.50%, 12/01/2026	4,695,185
	629,888	3.50%, 12/01/2028	638,004

			31,806,771

		GNMA - 0.1%
	234,484	5.00%, 08/20/2039	244,527
	262,409	6.50%, 05/16/2031	288,791

			533,318

			40,996,528

		Total U.S. Government Agencies (cost $41,818,582)	$40,996,528

U.S. GOVERNMENT SECURITIES - 0.5%
		Other Direct Federal Obligations - 0.5%
$	5,000,000	FHLMC 1.13%, 08/12/2021	$4,753,180

		Total U.S. Government Securities (cost $4,839,495)	$4,753,180

		Total Long-Term Investments (cost $902,674,799)	$892,117,813

SHORT-TERM INVESTMENTS - 1.8%
		Other Investment Pools & Funds - 1.7%
	15,221,063	Fidelity Institutional Government Fund, Institutional Class, 1.59%(15)	15,221,063

		Securities Lending Collateral - 0.1%
	50,550	Citibank NA DDCA, 1.50%, 5/1/2018(15)	50,550

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.8% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
537,952	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(15)	$537,952
422,498	Invesco Government & Agency Portfolio, 1.60%(15)	422,498

		1,011,000

	Total Short-Term Investments (cost $16,232,063)	$16,232,063

Total Investments (cost $918,906,862)	101.7%	$908,349,876
Other Assets and Liabilities	(1.7)%	(15,200,425)

Total Net Assets	100.0%	$893,149,451

The accompanying notes are an integral part of these financial statements.

144

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $297,213,964, which represented 33.3% of total net assets.

(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $1,990,097, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(6)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of this security was $1,990,097, which represented 0.2% of total net assets.

(7)	Securities disclosed are interest-only strips.

(8)	Security disclosed is principal-only strips.

(9)	Security is a zero-coupon bond.

(10)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(13)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2018, the aggregate value of the unfunded commitment was $27,278, which rounds to zero percent of total net assets.

(14)	Represents or includes a TBA transaction.

(15)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	357	06/29/2018	$75,700,735	$(231,107)

Short position contracts:
U.S. Treasury 5-Year Note Future	869	06/29/2018	$98,638,290	$509,052
U.S. Treasury 10-Year Note Future	47	06/20/2018	5,622,375	36,788
U.S. Treasury Long Bond Future	7	06/20/2018	1,006,906	(1,083)

Total				$544,757

Total futures contracts				$313,650

The accompanying notes are an integral part of these financial statements.

145

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,165,188	USD	5,041,000	EUR	BCLY	05/31/18	$63,765	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

146

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$159,331,207	$—	$157,341,110	$1,990,097
Corporate Bonds	482,706,049	—	482,706,049	—
Foreign Government Obligations	4,645,139	—	4,645,139	—
Municipal Bonds	8,189,714	—	8,189,714	—
Senior Floating Rate Interests	191,495,996	—	191,495,996	—
U.S. Government Agencies	40,996,528	—	40,996,528	—
U.S. Government Securities	4,753,180	—	4,753,180	—
Short-Term Investments	16,232,063	16,232,063	—	—
Foreign Currency Contracts(2)	63,765	—	63,765	—
Futures Contracts(2)	545,840	545,840	—	—

Total	$908,959,481	$16,777,903	$890,191,481	$1,990,097

Liabilities
Futures Contracts(2)	$(232,190)	$(232,190)	$—	$—

Total	$(232,190)	$(232,190)	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

147

The Hartford Strategic Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 14.7%
		Asset-Backed - Automobile - 0.3%
$	57,554	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	$57,560
	1,370,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	1,358,251

			1,415,811

		Asset-Backed - Finance & Insurance - 5.8%
		Apidos CLO
	390,000	3 mo. USD LIBOR + 1.330%, 3.68%, 01/16/2027(1)(2)	390,107
	415,000	3 mo. USD LIBOR + 1.430%, 3.79%, 07/18/2027(1)(2)	415,361
	250,000	3 mo. USD LIBOR + 3.000%, 5.36%, 01/19/2025(1)(2)	250,069
	995,000	Atrium X 3 mo. USD LIBOR + 3.000%, 5.35%, 07/16/2025(1)(2)	996,096
		Avery Point CLO Ltd.
	270,000	3 mo. USD LIBOR + 1.450%, 3.24%, 08/05/2027(1)(2)	270,293
	268,863	3 mo. USD LIBOR + 1.120%, 3.48%, 01/18/2025(1)(2)	268,938
	186,473	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	186,502
		Bayview Opportunity Master Fund Trust
	172,309	3.11%, 09/28/2032(1)(4)	171,478
	1,713,705	3.35%, 11/28/2032(1)(4)	1,705,578
	91,189	3.50%, 01/28/2055(1)(3)	91,356
	152,418	3.50%, 06/28/2057(1)(3)	153,042
	735,163	3.60%, 02/25/2033(1)(4)	735,666
	82,504	4.00%, 11/28/2053(1)(3)	83,631
	159,911	4.00%, 10/28/2064(1)(3)	161,722
	270,000	Carlyle Global Market Strategies CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.84%, 04/27/2027(1)(2)	269,873
	234,961	Cent CLO 3 mo. USD LIBOR + 1.250%, 3.02%, 08/01/2024(1)(2)	234,849
	395,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.200%, 3.14%, 05/24/2026(1)(2)	394,888
	670,000	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	670,000
	20,433	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	14,089
	1,661,590	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 1.99%, 01/25/2037(2)	1,052,895
		Lendmark Funding Trust
	125,000	2.83%, 12/22/2025(1)	124,049
	155,000	3.26%, 04/21/2025(1)	155,259
	45,120	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046(1)(5)	—
	250,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.160%, 3.52%, 07/23/2029(1)(2)	250,075
		Magnetite Ltd.
	480,000	3 mo. USD LIBOR + 1.000%, 3.36%, 07/25/2026(1)(2)	479,758
	1,165,000	3 mo. USD LIBOR + 5.150%, 7.51%, 01/18/2027(1)(2)	1,164,154

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 14.7% - (continued)
		Asset-Backed - Finance & Insurance - 5.8% - (continued)
$	2,382,952	MFRA Trust 3.35%, 11/25/2047(1)(4)	$2,364,646
	100,000	Nationstar HECM Loan Trust 2.94%, 05/25/2027(1)	99,222
		NRZ Advance Receivables Trust
	420,000	3.11%, 12/15/2050(1)	418,130
	370,000	3.21%, 02/15/2051(1)	366,947
		Oak Hill Advisors Residential Loan Trust
	91,350	3.00%, 06/25/2057(1)(4)	90,132
	900,000	5.00%, 06/25/2057(1)(4)	891,450
		OneMain Financial Issuance Trust
	286,000	2.37%, 09/14/2032(1)	280,616
	359,966	4.10%, 03/20/2028(1)	362,220
	360,000	OZLM Ltd. 3 mo. USD LIBOR + 1.450%, 3.81%, 04/30/2027(1)(2)	360,518
	359,421	Pretium Mortgage Credit Partners LLC 3.33%, 12/30/2032(1)(3)	357,969
		SoFi Consumer Loan Program LLC
	74,738	2.50%, 05/26/2026(1)	73,695
	64,100	2.77%, 05/25/2026(1)	63,613
	80,110	3.05%, 12/26/2025(1)	79,888
	411,154	3.09%, 10/27/2025(1)	410,674
	99,210	3.28%, 01/26/2026(1)	99,207
		Springleaf Funding Trust
	310,000	2.68%, 07/15/2030(1)	304,291
	165,000	2.90%, 11/15/2029(1)	164,033
	355,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	355,995
	395,000	Symphony CLO Ltd. 3 mo. USD LIBOR + 1.180%, 3.53%, 10/17/2026(1)(2)	395,363
		Towd Point Mortgage Trust
	323,116	2.75%, 10/25/2056(1)(3)	318,233
	80,617	2.75%, 04/25/2057(1)(3)	79,443
	238,061	2.75%, 06/25/2057(1)(3)	233,690
	173,417	2.75%, 07/25/2057(1)(3)	170,774
	1,458,650	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(4)	1,452,062
		VOLT LX LLC
	68,437	3.25%, 06/25/2047(1)(4)	68,047
	1,080,000	4.63%, 10/25/2047(1)(4)	1,070,024
	1,515,000	5.38%, 06/25/2047(1)(4)	1,510,155
	1,423,000	VOLT LXII LLC 4.63%, 09/25/2047(1)(4)	1,410,719
	1,570,000	VOLT LXIV LLC 4.63%, 10/25/2047(1)(4)	1,543,312
	350,000	Voya CLO Ltd. 3 mo. USD LIBOR + 1.450%, 3.80%, 10/14/2026(1)(2)	349,659
	593,513	Wendys Funding LLC 3.88%, 03/15/2048(1)	581,601

			27,016,056

		Asset-Backed - Home Equity - 1.4%
		GSAA Home Equity Trust
	691,067	1 mo. USD LIBOR + 0.070%, 1.97%, 12/25/2046(2)	390,584
	1,143,993	1 mo. USD LIBOR + 0.080%, 1.98%, 02/25/2037(2)	608,095

The accompanying notes are an integral part of these financial statements.

148

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 14.7% - (continued)
		Asset-Backed - Home Equity - 1.4% - (continued)
$	1,156,626	1 mo. USD LIBOR + 0.180%, 2.08%, 11/25/2036(2)	$583,789
	997,179	1 mo. USD LIBOR + 0.230%, 2.13%, 04/25/2047(2)	712,929
	2,533,733	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.07%, 11/25/2036(2)	1,160,133
	22,008	Nationstar NIM Ltd. 9.79%, 03/25/2037(1)(5)	2
		New Residential Mortgage Loan Trust
	260,974	1 mo. USD LIBOR + 1.500%, 3.40%, 06/25/2057(1)(2)	268,537
	255,173	4.00%, 02/25/2057(1)(3)	258,026
	437,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	431,961
		Soundview Home Loan Trust
	2,251,000	1 mo. USD LIBOR + 0.240%, 2.14%, 07/25/2036(2)	1,978,384
	115,000	1 mo. USD LIBOR + 0.250%, 2.15%, 11/25/2036(2)	103,268

			6,495,708

		Collateralized - Mortgage Obligations - 0.0%
	85,157	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(3)	84,161

		Commercial Mortgage-Backed Securities - 2.1%
	180,000	Citigroup Commercial Mortgage Trust 4.56%, 03/10/2047(1)(3)	135,606
	981,000	Commercial Mortgage Pass-Through Trust 4.75%, 10/15/2045(1)(3)	638,445
		Commercial Mortgage Trust
	435,629	2.04%, 07/10/2046(1)(3)(6)	14,495
	560,000	4.73%, 10/15/2045(1)(3)	94,534
	68,986	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	68,420
		FREMF Mortgage Trust
	582,000	4.17%, 07/25/2027(1)(3)	551,028
	575,000	4.21%, 05/25/2027(1)(3)	549,966
		GS Mortgage Securities Trust
	4,207,705	0.14%, 07/10/2046(3)(6)	18,293
	385,864	1.52%, 08/10/2044(1)(3)(6)	13,382
	565,333	3.67%, 04/10/2047(1)	214,250
	2,190,000	4.91%, 11/10/2045(1)(3)	2,090,210
	175,000	5.02%, 04/10/2047(1)(3)	116,174
		JP Morgan Chase Commercial Mortgage Securities Trust
	860,000	2.73%, 10/15/2045(1)(3)	391,859
	485,000	4.52%, 12/15/2047(1)(3)	384,043
	765,000	5.59%, 08/15/2046(1)(3)	749,155
		Morgan Stanley Capital Trust
	50,000	5.31%, 10/12/2052(1)(3)	4,253
	465,000	5.33%, 07/15/2049(1)(3)	397,739
	870,000	VNDO Mortgage Trust 4.08%, 12/13/2029(1)(3)	868,104
	15,000	Wells Fargo Commercial Mortgage Trust 4.24%, 05/15/2048(3)	12,965
		WF-RBS Commercial Mortgage Trust
	900,599	3.02%, 11/15/2047(1)	522,955
	2,125,000	4.94%, 11/15/2045(1)(3)	1,753,846

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 14.7% - (continued)
		Commercial Mortgage-Backed Securities - 2.1% - (continued)
$	215,000	5.00%, 06/15/2044(1)(3)	$158,467

			9,748,189

		Whole Loan Collateral CMO - 5.1%
		Alternative Loan Trust
	186,460	1 mo. USD LIBOR + 0.270%, 2.17%, 01/25/2036(2)	178,998
	328,075	1 mo. USD LIBOR + 0.320%, 2.22%, 11/25/2035(2)	295,851
	1,068,872	5.75%, 05/25/2036	812,093
	915,051	6.00%, 05/25/2036	756,273
		Angel Oak Mortgage Trust LLC
	103,738	2.48%, 07/25/2047(1)(3)	101,653
	210,809	3.64%, 01/25/2047(1)(3)	208,946
	297,463	Banc of America Mortgage Trust 3.58%, 09/25/2035(3)	289,204
	426,625	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 3.52%, 10/25/2035(2)	435,610
	127,178	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 2.40%, 01/25/2036(2)	133,148
	1,161,977	Chase Mortgage Finance Trust 5.50%, 11/25/2035	1,105,896
	798,550	CHL Mortgage Pass-Through Trust 3.48%, 09/25/2047(3)	746,873
	126,267	CSMC Trust 3.25%, 04/25/2047(1)(3)	123,742
		Deephaven Residential Mortgage Trust
	76,028	2.45%, 06/25/2047(1)(3)	74,109
	294,665	2.81%, 10/25/2047(1)(3)	290,850
	52,124	3.49%, 12/26/2046(1)(3)	51,907
	1,518,000	Fannie Mae Connecticut Avenue Securities 1 mo. USD LIBOR + 4.250%, 6.15%, 04/25/2029(2)	1,727,881
		Fannie Mae Connecticut Avenue Securities
	2,401,000	1 mo. USD LIBOR + 2.200%, 4.10%, 01/25/2030(2)	2,441,676
	525,000	1 mo. USD LIBOR + 3.550%, 5.45%, 07/25/2029(2)	574,042
	1,075,000	1 mo. USD LIBOR + 4.350%, 6.25%, 05/25/2029(2)	1,200,399
	446,634	1 mo. USD LIBOR + 4.900%, 6.80%, 11/25/2024(2)	511,869
	250,872	1 mo. USD LIBOR + 5.700%, 7.60%, 04/25/2028(2)	291,950
	185,000	1 mo. USD LIBOR + 6.000%, 7.90%, 09/25/2028(2)	221,429
	72,382	GMACM Mortgage Loan Trust 3.88%, 04/19/2036(3)	68,125
	912,108	GSR Mortgage Loan Trust 3.70%, 01/25/2036(3)	899,641
	1,917,309	HarborView Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 2.14%, 12/19/2036(2)	1,773,531
	51,082	Impac CMB Trust 1 mo. USD LIBOR + 2.250%, 4.15%, 02/25/2036(2)	49,891

The accompanying notes are an integral part of these financial statements.

149

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 14.7% - (continued)
		Whole Loan Collateral CMO - 5.1% - (continued)
$	581,135	IndyMac IMSC Mortgage Loan Trust 1 mo. USD LIBOR + 0.150%, 2.05%, 03/25/2047(2)	$465,171
		JP Morgan Mortgage Trust
	331,334	3.45%, 11/25/2035(3)	326,999
	72,478	3.73%, 04/25/2037(3)	70,480
	463,934	3.83%, 05/25/2036(3)	461,828
		LSTAR Securities Investment Ltd.
	615,228	1 mo. USD LIBOR + 1.650%, 0.04%, 11/01/2022(1)(2)	610,799
	548,327	1 mo. USD LIBOR + 1.550%, 3.46%, 02/01/2023(1)(2)	544,248
	442,195	1 mo. USD LIBOR + 1.750%, 3.66%, 09/01/2022(1)(2)	441,982
	874,954	1 mo. USD LIBOR + 1.750%, 3.66%, 10/01/2022(1)(2)	870,608
	179,972	MASTR Adjustable Rate Mortgages Trust 3.47%, 11/21/2034(3)	184,648
	81,599	MFA Trust 2.59%, 02/25/2057(1)(3)	80,064
		New Residential Mortgage Loan Trust
	174,867	3.75%, 11/26/2035(1)(3)	175,584
	159,645	3.75%, 11/25/2056(1)(3)	159,913
	241,456	4.00%, 03/25/2057(1)(3)	244,161
	187,742	4.00%, 04/25/2057(1)(3)	189,347
	221,486	4.00%, 05/25/2057(1)(3)	224,059
	410,914	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.93%, 06/25/2036(3)	369,121
	1,140,136	Residential Accredit Loans, Inc. 2.62%, 11/25/2037(3)	995,432
	1,435,871	Structured Asset Mortgage Investments Trust 1 mo. USD LIBOR + 0.230%, 2.13%, 02/25/2036(2)	1,293,486
		Towd Point Mortgage Trust
	147,258	2.25%, 04/25/2056(1)(3)	144,371
	125,132	2.75%, 08/25/2055(1)(3)	123,370
	40,885	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.420%, 2.32%, 06/25/2044(2)	39,745
	681,531	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1 mo. USD LIBOR + 0.600%, 2.50%, 07/25/2036(2)	480,035

			23,861,038

		Whole Loan Collateral PAC - 0.0%
	54,253	Alternative Loan Trust 1 mo. USD LIBOR + 0.500%, 2.40%, 12/25/2035(2)	39,352

		Total Asset & Commercial Mortgage Backed Securities (cost $68,873,995)	$68,660,315

CORPORATE BONDS - 17.2%
		Aerospace/Defense - 0.2%
$	800,000	Lockheed Martin Corp. 4.09%, 09/15/2052	$760,919

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.2% - (continued)
		Agriculture - 0.1%
$	350,000	Kernel Holding S.A. 8.75%, 01/31/2022(7)	$359,625

		Auto Manufacturers - 0.6%
CAD	515,000	Ford Credit Canada Co. 3.70%, 08/02/2018	402,943
$	610,000	General Motors Co. 5.40%, 04/01/2048	595,446
	845,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 1.450%, 3.25%, 05/09/2019(2)	853,933
	500,000	Toyota Motor Finance Netherlands B.V. 3 mo. USD LIBOR + 0.250%, 2.32%, 12/12/2019(2)(7)	500,780
CAD	790,000	VW Credit Canada, Inc. 2.80%, 08/20/2018	617,042

			2,970,144

		Beverages - 0.1%
	530,000	Molson Coors International L.P. 2.25%, 09/18/2018	413,218

		Chemicals - 0.2%
$	200,000	OCP S.A. 4.50%, 10/22/2025(7)	191,977
	530,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	503,736

			695,713

		Commercial Banks - 8.8%
EUR	325,000	Banca Carige S.p.A. 5.00%, 12/22/2022(7)	411,995
$	2,400,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(8)	2,319,720
EUR	1,200,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(7)(8)	1,541,026
		Banco do Brasil S.A.
$	200,000	4.63%, 01/15/2025(1)	192,390
	365,000	10 year USD CMT + 6.362%, 9.00%, 06/18/2024(2)(7)(8)	386,316
	420,000	Bank of Nova Scotia 3 mo. USD LIBOR + 0.620%, 2.65%, 12/05/2019(2)	422,916
		Barclays plc
	200,000	5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(7)(8)	213,340
EUR	475,000	5 year EUR Swap + 6.750%, 8.00%, 12/15/2020(2)(8)	659,619
$	720,000	BBVA Bancomer S.A. 1 year USD CMT + 2.650%, 5.13%, 01/18/2033(1)(2)	679,500
		BNP Paribas S.A.
	550,000	5 year USD Swap + 1.483%, 4.38%, 03/01/2033(1)(2)	530,145
	935,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(8)	876,562
	755,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(8)	813,324

The accompanying notes are an integral part of these financial statements.

150

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.2% - (continued)
		Commercial Banks - 8.8% - (continued)
EUR	600,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(7)(8)	$840,469
		CaixaBank S.A.
	600,000	5 year EUR Swap + 3.35%, 3.50%, 02/15/2027(2)(7)	778,409
	600,000	5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(7)(8)	813,318
$	850,000	Citibank NA 2.68%, 05/01/2020(3)	850,632
	390,000	Citigroup, Inc. 3 mo. USD LIBOR + 0.790%, 3.13%, 01/10/2020(2)	392,771
		Credit Agricole S.A.
EUR	300,000	5 year EUR Swap + 5.350%, 4.75%, 09/27/2048(2)(7)	416,143
$	1,850,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(8)	2,102,062
		Credit Suisse Group AG
	2,140,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(8)	2,191,437
	350,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(2)(7)(8)	358,413
EUR	600,000	Deutsche Bank AG 4.50%, 05/19/2026	795,930
	600,000	Deutsche Pfandbriefbank AG 5 year EUR Swap + 2.750%, 2.88%, 06/28/2027(2)(7)	730,559
	600,000	Erste Group Bank AG 5 year EUR Swap + 6.204%, 6.50%, 04/15/2024(2)(7)(8)	828,099
	760,000	Goldman Sachs Group, Inc. 6.38%, 05/02/2018(7)	917,776
		HSBC Holdings plc
$	1,175,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(8)	1,160,547
	650,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(2)(8)	658,944
	200,000	5 year USD ICE Swap + 4.368%, 6.38%, 03/30/2025(2)(8)	206,000
	840,000	ING Bank N.V. 3 mo. USD LIBOR + 0.610%, 2.45%, 08/15/2019(2)(7)	844,786
		Intesa Sanpaolo S.p.A.
	450,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(8)	475,875
EUR	550,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(7)(8)	814,450
$	500,000	Itau Unibanco Holding S.A. 5 year CMT Swap + 3.981%, 6.13%, 12/12/2022(1)(2)(8)	488,600
	375,000	Marb Bondco plc 7.00%, 03/15/2024(7)	358,598
	840,000	Morgan Stanley 3 mo. USD LIBOR + 1.140%, 3.51%, 01/27/2020(2)	851,596
	400,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/2024(7)	396,443
EUR	775,000	Novo Banco S.A 3.50%, 03/18/2043(7)	807,439

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.2% - (continued)
		Commercial Banks - 8.8% - (continued)
		Novo Banco S.A.
EUR	365,000	3.50%, 01/23/2043	$380,710
	1,030,000	3.50%, 02/19/2043(7)	1,074,344
		Raiffeisen Bank International AG
	500,000	6.00%, 10/16/2023(7)	732,107
	600,000	12 year EUR Swap + 5.954%, 6.13%, 12/15/2022(2)(7)(8)	759,882
$	350,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(8)	383,250
GBP	200,000	Santander UK Group Holdings plc 5 year GBP Swap + 5.543%, 7.38%, 06/24/2022(2)(7)(8)	299,666
$	200,000	Skandinaviska Enskilda Banken AB 5 year USD Swap + 3.493%, 5.63%, 05/13/2022(2)(7)(8)	200,041
		Societe Generale S.A.
	1,125,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(8)	1,192,500
	975,000	5 year USD Swap + 6.394%, 8.25%, 11/29/2018(2)(7)(8)	1,000,594
	225,000	Standard Chartered plc 5 year USD Swap + 6.301%, 7.50%, 04/02/2022(2)(7)(8)	237,656
	970,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(1)	940,091
		UBS Group AG
	725,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(7)(8)	761,250
	800,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(2)(7)(8)	855,901
	750,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(7)(8)	780,537
		UniCredit S.p.A.
EUR	825,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(2)(7)(8)	994,269
$	720,000	5 year USD ICE Swap + 3.703%, 5.86%, 06/19/2032(2)(7)	720,036
EUR	200,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(7)(8)	262,515
$	225,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(7)(8)	234,563
	385,000	Wells Fargo & Co. 4.40%, 06/14/2046	361,167
		Zenith Bank plc
	495,000	7.38%, 05/30/2022(1)	509,355
	400,000	7.38%, 05/30/2022(7)	411,600

			41,218,183

		Commercial Services - 0.5%
	2,203,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	2,231,639
IDR	4,400,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	312,625

			2,544,264

		Diversified Financial Services - 0.4%
CAD	535,000	Cadillac Fairview Finance Trust 3.64%, 05/09/2018	416,912

The accompanying notes are an integral part of these financial statements.

151

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.2% - (continued)
		Diversified Financial Services - 0.4% - (continued)
$	500,000	Societe Generale S.A. 6.75%, 04/06/2028(1)(3)(8)	$496,250
	800,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(7)	769,035
	200,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR 7.00%, 01/15/2025(7)	194,500

			1,876,697

		Electric - 0.4%
	200,000	Abu Dhabi National Energy Co. PJSC 4.88%, 04/23/2030(1)	198,234
	200,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(7)	190,994
	780,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	916,326
	360,000	Pampa Energia S.A. 7.50%, 01/24/2027(7)	366,300
	250,000	State Grid Overseas Investment Ltd. 4.25%, 05/02/2028(1)	250,306

			1,922,160

		Energy - Alternate Sources - 0.1%
	280,000	Rio Energy S.A. / UGEN S.A. / UENSA S.A. 6.88%, 02/01/2025(1)	273,000

		Engineering & Construction - 0.3%
	785,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(7)	844,856
GBP	355,000	Heathrow Funding Ltd. 6.25%, 09/10/2018(7)	497,283
$	265,000	SBA Tower Trust 3.17%, 04/09/2047(1)	261,069

			1,603,208

		Food - 0.3%
	1,400,000	Marb BondCo plc 6.88%, 01/19/2025(1)	1,316,000

		Healthcare - Services - 0.1%
	400,000	Rede D’or Finance S.a.r.l 4.95%, 01/17/2028(1)	369,500

		Insurance - 0.4%
EUR	300,000	Intesa Sanpaolo Vita S.p.A. 6 Mo. EUR LIBOR + 4.817%, 4.75%, 12/17/2024(2)(7)(8)	385,827
	600,000	Societa Cattolica di Assicurazioni 3 Mo. EUR LIBOR + 4.455%, 4.25%, 12/14/2047(2)(7)	735,451
$	760,000	VIVAT N.V. 5 year USD Swap + 4.174%, 6.25%, 11/16/2022(2)(7)(8)	773,184

			1,894,462

		Iron/Steel - 0.4%
	1,120,000	CSN Islands XI Corp. 6.88%, 09/21/2019(7)	1,122,800
	200,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(1)	193,500
	560,000	Koks OAO Via Koks Finance DAC 7.50%, 05/04/2022(1)	567,188

			1,883,488

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.2% - (continued)
		Media - 0.1%
$	645,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	$691,363

		Mining - 0.3%
	1,255,000	Metinvest B.V. 7.75%, 04/23/2023(1)	1,220,111

		Multi-National - 0.0%
INR	9,490,000	International Finance Corp. 7.10%, 03/21/2031	144,056

		Oil & Gas - 2.2%
$	350,000	Borets Finance DAC Co. 6.50%, 04/07/2022(7)	351,820
	91,000	Ecopetrol S.A. 5.88%, 05/28/2045	87,747
	375,000	Indika Energy Capital II Pte 6.88%, 04/10/2022	377,300
	400,000	KazMunayGas National Co. JSC 5.38%, 04/24/2030(1)	399,880
		Nostrum Oil & Gas Finance B.V.
`	1,085,000	7.00%, 02/16/2025(1)	1,042,685
	500,000	8.00%, 07/25/2022(1)	508,824
		Petrobras Global Finance B.V.
	1,385,000	5.75%, 02/01/2029	1,314,365
	285,000	6.00%, 01/27/2028(7)	277,832
		Petroleos Mexicanos
	608,000	6.35%, 02/12/2048(1)	557,536
	490,000	6.50%, 03/13/2027	507,449
	170,000	6.75%, 09/21/2047	164,118
		State Oil Co. of the Azerbaijan Republic
	285,000	4.75%, 03/13/2023(7)	284,003
	350,000	6.95%, 03/18/2030(7)	376,033
		Tullow Oil plc
	405,000	6.25%, 04/15/2022(7)	411,075
	1,295,000	7.00%, 03/01/2025(1)	1,312,871
		YPF S.A.
	470,000	7.00%, 12/15/2047(1)	419,099
	467,000	8.50%, 07/28/2025(7)	509,964
ARS	27,918,777	16.50%, 05/09/2022(1)	1,262,393

			10,164,994

		Oil & Gas Services - 0.2%
$	705,000	Alpha Star Holding III Ltd. 6.25%, 04/20/2022(7)	692,662

		Pharmaceuticals - 0.1%
	495,000	AbbVie, Inc. 1.80%, 05/14/2018	494,921

		Pipelines - 0.2%
	400,000	Peru LNG Srl 5.38%, 03/22/2030(1)	397,500
	665,000	Sunoco Logistics Partners Operations L.P. 5.40%, 10/01/2047	627,890

			1,025,390

		Real Estate - 0.2%
	815,000	KWG Property Holding Ltd. 6.00%, 09/15/2022(7)	761,393

		REITS - 0.0%
	32,631	VICI Properties LLC / VICI FC, Inc. 8.00%, 10/15/2023	36,302

The accompanying notes are an integral part of these financial statements.

152

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.2% - (continued)
		Retail - 0.2%
$	945,000	Eurotorg LLC Via Bonitron DAC 8.75%, 10/30/2022(1)	$955,471

		Semiconductors - 0.1%
	355,000	STATS ChipPAC Pte Ltd. 8.50%, 11/24/2020(7)	375,874

		Telecommunications - 0.6%
	500,000	AT&T, Inc. 4.75%, 05/15/2046	465,675
	250,000	Digicel Group Ltd. 8.25%, 09/30/2020(7)	223,437
	360,000	IHS Netherlands Holdco B.V. 9.50%, 10/27/2021(7)	371,721
	200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	188,500
	1,280,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(1)	1,268,347
	200,000	Oztel Holdings SPC Ltd. 6.63%, 04/24/2028(1)	194,376
	340,000	Verizon Communications, Inc. 4.52%, 09/15/2048	315,331

			3,027,387

		Transportation - 0.1%
	565,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(7)	599,748

		Total Corporate Bonds (cost $80,637,223)	$80,290,253

FOREIGN GOVERNMENT OBLIGATIONS - 20.4%
		Argentina - 1.7%
		Argentina Treasury Bill
$	608,721	1.00%, 05/24/2018	$607,586
	2,040,411	2.96%, 06/15/2018	2,032,823
		Argentine Republic Government International Bond
EUR	1,480,000	2.26%, 12/31/2038(4)	1,224,622
$	435,000	2.50%, 12/31/2038(4)	283,838
EUR	100,000	3.38%, 01/15/2023	119,377
	820,000	5.25%, 01/15/2028	963,000
$	665,000	6.88%, 04/22/2021	697,917
	1,635,000	6.88%, 01/26/2027	1,628,476
	475,000	Provincia de Buenos Aires 9.13%, 03/16/2024(7)	527,250

			8,084,889

		Armenia - 0.1%
	300,000	Republic of Armenia International Bond 7.15%, 03/26/2025(7)	321,975

		Australia - 0.1%
AUD	400,000	Australia Government Bond 5.50%, 04/21/2023(7)	344,041

		Austria - 0.3%
		Austria Government Bond
EUR	155,000	0.75%, 10/20/2026(1)(7)	189,792
	420,000	1.65%, 10/21/2024(1)(7)	551,652
	350,000	1.95%, 06/18/2019(1)(7)	434,449

			1,175,893

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.4% - (continued)
		Azerbaijan - 0.4%
		Republic of Azerbaijan International Bond
$	430,000	3.50%, 09/01/2032(7)	$353,006
	735,000	4.75%, 03/18/2024(7)	731,431
	630,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(7)	688,275

			1,772,712

		Belgium - 0.3%
		Belgium Government Bond
EUR	125,000	0.80%, 06/22/2027(1)(7)	152,337
	115,000	0.80%, 06/22/2028(1)(7)	138,616
	505,000	2.60%, 06/22/2024(1)(7)	696,881
	350,000	3.75%, 09/28/2020(1)(7)	465,361

			1,453,195

		Brazil - 0.5%
		Brazil Letras do Tesouro Nacional
BRL	3,126,000	8.35%, 01/01/2020	797,866
	467,000	9.12%, 07/01/2020	114,097
		Brazil Notas do Tesouro Nacional
	356,191	6.00%, 08/15/2050(9)	112,661
	1,164,000	10.00%, 01/01/2021	348,234
	1,078,000	10.00%, 01/01/2023	319,653
$	600,000	Brazilian Government International Bond 5.00%, 01/27/2045	519,000

			2,211,511

		Bulgaria - 0.1%
EUR	175,000	Bulgaria Government International Bond 3.13%, 03/26/2035(7)	227,919

		Canada - 0.4%
		Canadian Government Bond
CAD	165,000	0.75%, 03/01/2021	$124,152
	150,000	1.00%, 09/01/2022	111,544
	575,000	1.75%, 09/01/2019	447,666
	165,000	2.25%, 06/01/2025	128,656
$	850,000	Canadian Imperial Bank of Commerce 3 mo. USD LIBOR + 0.320%, 2.65%, 07/05/2019(2)	851,176

			1,663,194

		Colombia - 0.5%
	535,000	Colombia Government International Bond 5.00%, 06/15/2045	529,650
		Colombian TES
COP	995,700,000	7.50%, 08/26/2026	382,567
	2,743,100,000	10.00%, 07/24/2024	1,179,894

			2,092,111

		Croatia - 0.5%
		Croatia Government International Bond
EUR	155,000	2.75%, 01/27/2030(7)	187,178
	680,000	3.00%, 03/11/2025(7)	876,597
$	1,060,000	6.00%, 01/26/2024(7)	1,155,162

			2,218,937

		Denmark - 0.1%
		Denmark Government Bond
DKK	1,005,000	1.75%, 11/15/2025	180,371
	1,745,000	4.00%, 11/15/2019	303,045

			483,416

The accompanying notes are an integral part of these financial statements.

153

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.4% - (continued)
		Dominican Republic - 0.1%
		Dominican Republic International Bond
$	280,000	5.50%, 01/27/2025(7)	$280,980
	165,000	6.60%, 01/28/2024(7)	175,725
	160,000	7.45%, 04/30/2044(7)	175,200

			631,905

		Egypt - 0.3%
		Egypt Government International Bond
	480,000	5.58%, 02/21/2023(1)	481,680
	500,000	6.59%, 02/21/2028(1)	493,110
	350,000	7.50%, 01/31/2027(7)	369,355
	200,000	7.90%, 02/21/2048(1)	202,696

			1,546,841

		Finland - 0.1%
		Finland Government Bond
EUR	100,000	0.50%, 04/15/2026(1)(7)	120,864
	225,000	1.50%, 04/15/2023(1)(7)	291,262

			412,126

		France - 0.7%
		France Government Bond OAT
	630,000	0.01%, 05/25/2020(7)	768,157
	760,000	0.01%, 05/25/2022(7)	922,059
	1,075,000	3.00%, 04/25/2022(7)	1,462,230

			3,152,446

		Ghana - 0.1%
$	315,000	Ghana Government International Bond 8.13%, 01/18/2026(7)	336,681

		Honduras - 0.0%
	150,000	Honduras Government International Bond 6.25%, 01/19/2027(1)	154,686

		Hungary - 0.6%
		Hungary Government International Bond
	1,666,000	5.38%, 02/21/2023	1,783,453
	764,000	6.38%, 03/29/2021	823,210

			2,606,663

		India - 0.0%
INR	10,000,000	India Government Bond 8.15%, 11/24/2026	151,483

		Indonesia - 0.6%
		Indonesia Government International Bond
$	200,000	4.75%, 07/18/2047(1)	193,657
	555,000	5.13%, 01/15/2045(7)	562,162
	330,000	5.25%, 01/08/2047(7)	340,800
	590,000	6.63%, 02/17/2037(7)	703,260
	240,000	7.75%, 01/17/2038(7)	319,557
		Perusahaan Penerbit SBSN Indonesia III
	200,000	4.15%, 03/29/2027(1)	194,750
	460,000	4.40%, 03/01/2028(1)	454,848

			2,769,034

		Ireland - 0.1%
		Ireland Government Bond
EUR	205,000	3.40%, 03/18/2024(7)	292,248
	85,000	5.40%, 03/13/2025	136,733

			428,981

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.4% - (continued)
		Italy - 1.0%
		Italy Buoni Poliennali Del Tesoro
EUR	170,000	0.35%, 06/15/2020	$207,568
	240,000	0.95%, 03/15/2023	294,166
	820,000	1.20%, 04/01/2022	1,022,513
	455,000	1.50%, 08/01/2019	562,139
	300,000	3.75%, 09/01/2024	421,984
	670,000	4.50%, 08/01/2018	819,048
	815,000	4.75%, 09/01/2021	1,134,016

			4,461,434

		Ivory Coast - 0.2%
		Ivory Coast Government International Bond
	135,000	5.25%, 03/22/2030(1)	165,106
$	355,320	5.75%, 12/31/2032(4)(7)	339,899
	200,000	6.13%, 06/15/2033(1)	189,020
EUR	110,000	6.63%, 03/22/2048(1)	134,165

			828,190

		Japan - 0.6%
JPY	45,000,000	Japan Expressway Hld. & Debt Repayment Agency 1.70%, 07/31/2018	413,447
		Japan Government Five Year Bond
	75,700,000	0.10%, 03/20/2020	695,350
	93,900,000	0.10%, 06/20/2020	863,009
	72,900,000	Japan Government Ten Year Bond 1.10%, 03/20/2021	690,283

			2,662,089

		Jordan - 0.0%
$	200,000	Jordan Government International Bond 5.75%, 01/31/2027(7)	189,916

		Kenya - 0.0%
	200,000	Kenya Government International Bond 7.25%, 02/28/2028(1)	206,435

		Kuwait - 0.0%
	200,000	Kuwait International Government Bond 3.50%, 03/20/2027(7)	192,392

		Malaysia - 0.4%
		Malaysia Government Bond
MYR	425,000	3.42%, 08/15/2022	106,392
	1,266,000	3.80%, 09/30/2022	320,703
	440,000	3.96%, 09/15/2025	110,528
	4,725,000	4.05%, 09/30/2021	1,214,133
	575,000	5.73%, 07/30/2019	150,341

			1,902,097

		Mexico - 0.5%
		Mexican Bonos
MXN	3,969,600	6.50%, 06/09/2022	205,605
	6,121,800	7.75%, 05/29/2031	331,870
	1,749,000	8.00%, 06/11/2020	94,798
	2,011,400	10.00%, 12/05/2024	122,363
		Mexico Government International Bond
$	504,000	4.75%, 03/08/2044	473,760
	1,196,000	6.05%, 01/11/2040	1,314,404

			2,542,800

		Mongolia - 0.2%
		Mongolia Government International Bond
	760,000	5.13%, 12/05/2022(7)	730,479

The accompanying notes are an integral part of these financial statements.

154

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.4% - (continued)
		Mongolia - 0.2% - (continued)
$	200,000	5.63%, 05/01/2023(1)	$193,986

			924,465

		Morocco - 0.1%
		Morocco Government International Bond
EUR	180,000	3.50%, 06/19/2024(7)	240,083
$	225,000	5.50%, 12/11/2042(7)	234,000

			474,083

		Netherlands - 0.4%
		Netherlands Government Bond
EUR	105,000	0.01%, 01/15/2022(1)(7)	127,913
	435,000	0.25%, 01/15/2020	533,020
	230,000	0.75%, 07/15/2027(1)(7)	281,698
	435,000	1.25%, 01/15/2019(1)(7)	532,245
	340,000	2.00%, 07/15/2024(1)(7)	456,459

			1,931,335

		Nigeria - 0.1%
$	200,000	Nigeria Government International Bond 7.88%, 02/16/2032(7)	215,460

		Norway - 0.1%
		Norway Government Bond
NOK	375,000	1.75%, 02/17/2027(1)(7)	46,341
	295,000	2.00%, 05/24/2023(1)(7)	37,665
	1,305,000	3.75%, 05/25/2021(1)(7)	175,260

			259,266

		Oman - 0.6%
		Oman Government International Bond
$	200,000	5.38%, 03/08/2027(1)	190,465
	1,230,000	5.63%, 01/17/2028(1)	1,174,616
	200,000	6.50%, 03/08/2047(7)	184,420
	1,400,000	6.75%, 01/17/2048(1)	1,317,957

			2,867,458

		Panama - 0.0%
	200,000	Panama Government International Bond 4.50%, 04/16/2050	193,140

		Paraguay - 0.0%
	200,000	Paraguay Government International Bond 5.60%, 03/13/2048(1)	200,000

		Poland - 0.4%
		Republic of Poland Government Bond
PLN	1,658,000	2.00%, 04/25/2021	474,888
	185,000	2.50%, 07/25/2026	50,922
	155,000	2.50%, 07/25/2027	42,232
	1,185,000	3.25%, 07/25/2025	346,332
	3,135,000	4.00%, 10/25/2023	960,727
	480,000	5.25%, 10/25/2020	148,861

			2,023,962

		Qatar - 0.7%
		Qatar Government International Bond
	705,000	2.38%, 06/02/2021(7)	679,451
	1,610,000	3.88%, 04/23/2023(1)(10)	1,603,318
	200,000	5.10%, 04/23/2048(1)	198,230
	550,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(7)	565,737

			3,046,736

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.4% - (continued)
		Romania - 0.1%
		Romanian Government International Bond
EUR	115,000	2.50%, 02/08/2030(1)	$136,443
	55,000	3.38%, 02/08/2038(1)	65,256
	330,000	3.88%, 10/29/2035(7)	422,817

			624,516

		Russia - 1.2%
		Russian Federal Bond - OFZ
RUB	55,750,000	7.00%, 08/16/2023	894,682
	29,007,000	7.10%, 10/16/2024	463,863
	13,830,000	8.50%, 09/17/2031	242,273
		Russian Foreign Bond - Eurobond
$	400,000	4.25%, 06/23/2027(1)	390,377
	400,000	4.38%, 03/21/2029(1)	387,406
	1,000,000	4.75%, 05/27/2026(7)	1,015,810
	200,000	4.88%, 09/16/2023(7)	207,000
	400,000	5.00%, 04/29/2020(7)	408,998
	200,000	5.25%, 06/23/2047(1)	193,785
	1,400,000	5.25%, 06/23/2047(7)	1,356,494

			5,560,688

		Saudi Arabia - 0.1%
		Saudi Government International Bond
	275,000	2.88%, 03/04/2023(7)	262,327
	200,000	4.50%, 04/17/2030(1)	197,280
	220,000	4.63%, 10/04/2047(1)	201,300

			660,907

		Senegal - 0.1%
		Senegal Government International Bond
EUR	100,000	4.75%, 03/13/2028(1)	119,707
$	200,000	6.25%, 05/23/2033(7)	192,766
	200,000	6.25%, 05/23/2033(1)	192,766

			505,239

		Serbia - 0.1%
	580,000	Serbia International Bond 7.25%, 09/28/2021(7)	640,601

		Singapore - 0.1%
		Singapore Government Bond
SGD	150,000	2.25%, 06/01/2021	113,699
	130,000	3.00%, 09/01/2024	101,471

			215,170

		South Africa - 0.6%
		Republic of South Africa Government Bond
ZAR	2,625,000	8.00%, 01/31/2030	201,598
	2,965,000	8.25%, 03/31/2032	228,204
	970,000	10.50%, 12/21/2026	88,767
		Republic of South Africa Government International Bond
$	870,000	4.30%, 10/12/2028	798,698
	315,000	4.85%, 09/27/2027	305,095
ZAR	22,150,000	6.25%, 03/31/2036	1,361,469

			2,983,831

		Spain - 1.4%
		Spain Government Bond
EUR	170,000	0.05%, 01/31/2021	206,296
	420,000	0.25%, 01/31/2019	509,669
	160,000	1.15%, 07/30/2020	199,342
	445,000	1.30%, 10/31/2026(1)(7)	548,077
	155,000	1.95%, 04/30/2026(1)(7)	201,089

The accompanying notes are an integral part of these financial statements.

155

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.4% - (continued)
		Spain - 1.4% - (continued)
EUR	840,000	2.75%, 10/31/2024(1)(7)	$1,150,770
	1,655,000	4.10%, 07/30/2018(1)(7)	2,020,426
	200,000	5.40%, 01/31/2023(1)(7)	300,302
	520,000	5.50%, 04/30/2021(1)(7)	733,694
	685,000	Spain Letras del Tesoro 0.00%, 06/15/2018(11)	827,752

			6,697,417

		Sri Lanka - 0.2%
		Sri Lanka Government International Bond
$	465,000	6.20%, 05/11/2027(7)	448,642
	395,000	6.85%, 11/03/2025(7)	403,436

			852,078

		Supranational - 0.9%
IDR	21,407,000,000	European Bank for Reconstruction & Development 6.45%, 12/13/2022	1,533,764
		International Finance Corp.
MXN	22,900,000	0.00%, 02/22/2038(11)	251,015
	23,210,000	7.75%, 01/18/2030	1,224,411
INR	79,560,000	7.80%, 06/03/2019	1,204,606

			4,213,796

		Sweden - 0.1%
		Sweden Government Bond
SEK	500,000	1.00%, 11/12/2026	59,386
	1,215,000	1.50%, 11/13/2023(1)(7)	149,553

			208,939

		Switzerland - 0.0%
CHF	50,000	Switzerland Government Bond 2.00%, 05/25/2022(7)	55,676

		Thailand - 0.3%
		Thailand Government Bond
THB	8,590,000	3.63%, 06/16/2023	293,963
	35,828,000	3.85%, 12/12/2025	1,252,526

			1,546,489

		Tunisia - 0.1%
		Banque Centrale de Tunisie International Bond
EUR	135,000	5.63%, 02/17/2024(7)	165,741
$	285,000	5.75%, 01/30/2025(7)	263,911

			429,652

		Turkey - 1.2%
		Turkey Government Bond
TRY	950,000	9.40%, 07/08/2020	214,458
	5,194,000	11.00%, 03/02/2022	1,195,537
		Turkey Government International Bond
$	1,185,000	3.25%, 03/23/2023	1,093,210
	200,000	4.88%, 10/09/2026	186,800
	940,000	4.88%, 04/16/2043	747,535
	940,000	5.75%, 03/22/2024	952,944
	755,000	5.75%, 05/11/2047	659,298
	695,000	6.00%, 03/25/2027	697,543

			5,747,325

		Ukraine - 0.3%
		Ukraine Government International Bond
	620,000	7.38%, 09/25/2032(1)	572,074
	325,000	7.38%, 09/25/2032(7)	299,877

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.4% - (continued)
		Ukraine - 0.3% - (continued)
$	570,000	7.75%, 09/01/2021(1)	$588,639

			1,460,590

		United Arab Emirates - 0.2%
		Abu Dhabi Government International Bond
	480,000	2.50%, 10/11/2022(7)	458,909
	645,000	3.13%, 10/11/2027(1)	597,285

			1,056,194

		United Kingdom - 0.3%
		United Kingdom Gilt
GBP	295,000	0.50%, 07/22/2022(7)	397,952
	120,000	1.50%, 01/22/2021(7)	168,212
	315,000	1.75%, 07/22/2019(7)	439,291
	285,000	2.00%, 07/22/2020(7)	402,929

			1,408,384

		Venezuela - 0.2%
		Venezuela Government International Bond
$	1,224,000	7.75%, 10/13/2019(5)(7)	361,080
	380,000	9.00%, 05/07/2023(5)(7)	108,300
	800,000	9.25%, 05/07/2028(5)(7)	226,000
	1,355,300	12.75%, 08/23/2022(5)(7)	426,919

			1,122,299

		Total Foreign Government Obligations (cost $96,490,841)	$95,351,688

MUNICIPAL BONDS - 2.4%
		Education - 0.4%
		Chicago, IL, Board of Education
$	630,000	5.18%, 12/01/2021	$619,995
	335,000	6.14%, 12/01/2039	310,418
	675,000	Chicago. IL, Board of Education 5.48%, 12/01/2024	652,023

			1,582,436

		General - 0.8%
	1,165,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	1,523,039
		Puerto Rico Commonwealth Government Employees Retirement System
	470,000	5.85%, 07/01/2023(5)	170,375
	3,180,000	6.15%, 07/01/2038(5)	1,152,750
	2,435,000	6.30%, 07/01/2043(5)	882,688

			3,728,852

		General Obligation - 1.2%
	1,030,000	California State, GO Taxable 7.35%, 11/01/2039	1,481,037
		City of Chicago, IL, GO
	970,000	7.05%, 01/01/2029	1,032,798
	815,000	7.38%, 01/01/2033	875,815
		Illinois State, GO
	2,495,000	5.10%, 06/01/2033	2,324,816
	15,000	5.88%, 03/01/2019	15,320

			5,729,786

		Total Municipal Bonds (cost $11,834,184)	$11,041,074

The accompanying notes are an integral part of these financial statements.

156

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12)
		Advertising - 0.3%
$	679,685	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 09/26/2021	$554,269
	886,821	Entravision Communications Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/29/2024	884,604

			1,438,873

		Aerospace/Defense - 0.8%
	802,988	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 12/11/2024	805,501
	654,694	Fly Funding II S.a.r.l. 3 mo. USD LIBOR + 2.000%, 3.80%, 02/09/2023	654,897
		TransDigm, Inc.
	228,278	3 mo. USD LIBOR + 2.500%, 4.40%, 08/22/2024	229,324
	1,815,455	1 mo. USD LIBOR + 2.750%, 4.65%, 05/14/2022	1,822,608

			3,512,330

		Agriculture - 0.2%
	889,056	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.15%, 11/15/2021	834,601

		Auto Manufacturers - 0.1%
	453,863	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 11/06/2024	456,418

		Biotechnology - 0.1%
	615,960	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/15/2022	619,040

		Chemicals - 0.8%
	230,000	Axalta Coating Systems U.S. Holdings, Inc. 3 mo. USD LIBOR + 1.750%, 4.05%, 06/01/2024	230,810
	534,898	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.66%, 03/21/2025	536,460
EUR	149,625	Diamond (BC) B.V. EURIBOR + 3.250%, 0.00%, 09/06/2024	179,626
$	175,000	DuBois Chemicals, Inc. 3 mo. USD LIBOR + 3.000%, 0.00%, 03/01/2024(13)(14)	174,563
	469,209	MacDermid, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 06/07/2023	472,259
	247,731	Minerals Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.45%, 02/14/2024	249,435
	677,994	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.55%, 06/09/2023	683,926
	156,608	Tronox Blocked Borrower LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	158,199
	361,402	Tronox Finance LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 09/22/2024	365,074

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Chemicals - 0.8% - (continued)
$	382,534	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 07/01/2024	$385,701
	235,000	WR Grace & Co. 0.00%, 04/03/2025(14)	236,323

			3,672,376

		Coal - 0.2%
	255,032	Ascent Resources - Marcellus LLC PRIME + 3.250%, 8.00%, 08/04/2020	140,905
	977,876	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.11%, 03/28/2022	953,732

			1,094,637

		Commercial Services - 1.7%
	238,800	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 07/12/2024	239,547
		Brickman Group Ltd. LLC
	979,422	1 mo. USD LIBOR + 3.000%, 4.89%, 12/18/2020	984,447
	124,043	1 mo. USD LIBOR + 6.500%, 8.39%, 12/17/2021	124,663
	153,685	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 7.91%, 03/24/2025	155,222
	728,441	Ceridian HCM Holding, Inc. 0.00%, 04/05/2025(14)	729,657
	487,553	DuPage Medical Group, Ltd. 1 mo. USD LIBOR + 2.750%, 4.65%, 08/15/2024	487,553
	321,709	Hertz Corp. 3 mo. USD LIBOR + 2.750%, 4.65%, 06/30/2023	322,648
	1,079,701	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/15/2023	1,083,750
	762,203	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 06/01/2023	766,014
	376,200	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/06/2024	363,974
EUR	600,000	Techem GmbH EURIBOR + 3.000%, 3.00%, 10/02/2024	725,538
$	1,141,810	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/01/2024	1,147,999
	266,625	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.06%, 11/29/2024	269,625
	592,500	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 12/07/2023	595,462

			7,996,099

		Construction Materials - 0.1%
	450,000	Pisces Midco, Inc. 0.00%, 04/12/2025(14)	453,938

The accompanying notes are an integral part of these financial statements.

157

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Distribution/Wholesale - 0.3%
$	265,000	Beacon Roofing Supply, Inc. 1 mo. USD LIBOR + 2.250%, 4.13%, 01/02/2025	$266,421
	936,587	PowerTeam Services LLC 3 mo. USD LIBOR + 3.250%, 5.55%, 02/27/2025	936,006

			1,202,427

		Diversified Financial Services - 0.8%
	376,200	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.05%, 04/04/2024	377,788
	495,000	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/28/2025	494,228
	829,450	EVO Payments International LLC 1 mo. USD LIBOR + 4.000%, 5.90%, 12/22/2023	838,781
	723,859	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/27/2022	731,097
	100,000	Focus Financial Partners LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 07/03/2024	100,500
	550,000	GreenSky Holdings LLC 0.00%, 03/29/2025(14)	551,375
EUR	379,236	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	457,700
$	123,438	NFP Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/08/2024	123,926
	197,500	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 10/12/2023	198,651

			3,874,046

		Electric - 0.3%
	815,000	Chief Exploration & Development LLC 2 mo. USD LIBOR + 6.500%, 8.42%, 05/16/2021	805,326
	346,206	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.65%, 06/02/2024	348,920
	342,213	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.30%, 02/21/2021	292,496

			1,446,742

		Electrical Components & Equipment - 0.0%
	150,000	ATS Consolidated, Inc. 1 mo. USD LIBOR + 3.750%, 5.64%, 02/28/2025	151,062

		Energy - Alternate Sources - 0.3%
	865,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 6.36%, 10/31/2024	868,650
	219,450	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.15%, 10/30/2024	219,724

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Energy - Alternate Sources - 0.3% - (continued)
$	425,823	TEX Operations Co. LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 08/04/2023	$428,616

			1,516,990

		Engineering & Construction - 0.3%
	942,875	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.61%, 06/21/2024	951,483
	151,062	DG Investment Intermediate Holdings 2, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 02/03/2025	150,873
		DG Investment Intermediate Holdings 2, Inc.
	16,185	3 mo. USD LIBOR + 3.000% 1.50%, 02/03/2025(13)	16,165
	100,000	3 mo. USD LIBOR + 6.750%, 9.05%, 02/02/2026	100,500
	235,567	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.41%, 03/23/2025	238,413

			1,457,434

		Entertainment - 0.2%
	394,030	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.15%, 10/03/2023	396,564
	364,338	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.40%, 08/14/2024	366,443

			763,007

		Environmental Control - 0.1%
	414,261	Advanced Disposal Services, Inc. 1 Week USD LIBOR + 2.250%, 4.00%, 11/10/2023	416,676

		Food - 0.4%
	205,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	206,025
	521,403	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/03/2022	525,183
	326,078	JBS USA LLC 3 mo. USD LIBOR + 2.500%, 4.68%, 10/30/2022	325,602
	843,625	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 05/24/2024	847,244

			1,904,054

		Food Service - 0.1%
	244,388	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 03/11/2025	245,915

		Healthcare - Products - 0.4%
	359,100	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 5.90%, 11/21/2024	362,885
	462,266	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/01/2024	463,750

The accompanying notes are an integral part of these financial statements.

158

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Healthcare - Products - 0.4% - (continued)
$	258,050	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 02/02/2024	$259,598
	512,425	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 09/27/2024	514,029
	211,775	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 09/07/2023	162,891

			1,763,153

		Healthcare - Services - 1.4%
	427,500	Air Medical Group Holdings Inc 1 mo. USD LIBOR + 4.250%, 6.15%, 03/14/2025	431,955
	282,319	American Renal Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 06/21/2024	281,878
	173,700	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.28%, 07/01/2021	155,136
		Community Health Systems, Inc.
	201,523	3 mo. USD LIBOR + 3.000%, 4.98%, 12/31/2019	198,186
	524,942	3 mo. USD LIBOR + 3.250%, 5.23%, 01/27/2021	508,758
	210,000	DuPage Medical Group, Ltd. 1 mo. USD LIBOR + 7.000%, 8.90%, 08/15/2025	210,525
	426,641	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.91%, 12/01/2023	428,028
	211,787	Genoa, a QoL Healthcare Co. LLC 1 mo. USD LIBOR + 3.250%, 5.15%, 10/28/2023	212,912
	496,236	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.13%, 04/28/2022	498,469
	574,704	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.61%, 08/18/2022	577,641
	1,030,836	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 06/07/2023	1,035,846
	198,981	Opal Acquisition, Inc. 3 mo. USD LIBOR + 4.000%, 6.30%, 11/27/2020	195,001
	532,547	Ortho-Clinical Diagnostics S.A. 1 mo. USD LIBOR + 3.750%, 7.86%, 06/30/2021	535,875
	189,050	Surgery Center Holdings, Inc. 1 mo. USD LIBOR + 3.250%, 5.16%, 09/02/2024	189,345
	889,031	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.55%, 12/31/2022	884,586
	364,088	Wink Holdco, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 12/02/2024	362,609

			6,706,750

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Household Products - 0.1%
$	573,563	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	$572,490

		Housewares - 0.1%
	233,825	Hayward Industries, Inc. 1 mo. USD LIBOR + 3.500%, 5.40%, 08/05/2024	235,141

		Insurance - 1.3%
		Asurion LLC
	1,444,858	1 mo. USD LIBOR + 2.750%, 4.65%, 08/04/2022	1,454,120
	287,301	1 mo. USD LIBOR + 2.750%, 4.65%, 11/03/2023	289,277
	375,000	1 mo. USD LIBOR + 6.000%, 7.90%, 08/04/2025	385,125
	490,538	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 04/17/2020	489,924
	185,000	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.40%, 02/22/2023	188,006
	555,000	Hub International Ltd. 0.00%, 04/25/2025(14)	558,236
		Sedgwick Claims Management Services, Inc.
	1,229,974	1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2021	1,230,233
	515,000	1 mo. USD LIBOR + 5.750%, 7.65%, 02/28/2022	518,863
	950,800	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 05/16/2024	953,966

			6,067,750

		IT Services - 0.1%
	378,498	iPayment, Inc. 3 mo. USD LIBOR + 5.000%, 6.62%, 04/11/2023	379,918
	248,750	NAB Holdings LLC 3 mo. USD LIBOR + 3.000%, 5.30%, 07/01/2024	250,200

			630,118

		Leisure Time - 1.9%
		Aristocrat Leisure Ltd.
	525,000	3 mo. USD LIBOR + 2.000%, 4.36%, 10/20/2021	527,872
	279,300	3 mo. USD LIBOR + 2.000%, 4.36%, 10/19/2024	280,696
	1,868,704	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/22/2024	1,883,504
	2,155,843	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/01/2024	2,152,480
	451,982	Eldorado Resorts LLC 2 mo. USD LIBOR + 2.250%, 4.18%, 04/17/2024	454,807
		Golden Entertainment, Inc.
	1,476,300	1 mo. USD LIBOR + 3.000%, 4.91%, 10/20/2024	1,487,372

The accompanying notes are an integral part of these financial statements.

159

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Leisure Time - 1.9% - (continued)
$	550,000	1 mo. USD LIBOR + 7.000%, 8.90%, 10/20/2025	$561,000
	1,056,592	SRAM, LLC 2 mo. USD LIBOR + 2.750%, 4.74%, 03/15/2024	1,059,900
	380,732	Town Sports International LLC 1 mo. USD LIBOR + 3.500%, 5.40%, 11/15/2020	378,828

			8,786,459

		Lodging - 0.3%
	403,290	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.24%, 09/15/2023	405,263
	847,875	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/06/2024	849,359
	235,000	Wyndham Hotels & Resorts, Inc. 0.00%, 03/28/2025(14)	236,734

			1,491,356

		Machinery - Construction & Mining - 0.1%
	143,865	American Rock Salt Co. LLC 1 mo. USD LIBOR + 3.750%, 5.65%, 03/21/2025	144,676
	268,224	Utility One Source L.P. 1 mo. USD LIBOR + 5.500%, 7.40%, 04/18/2023	274,929

			419,605

		Machinery - Diversified - 0.8%
		Gardner Denver, Inc.
EUR	1,024,850	EURIBOR + 3.000%, 3.00%, 07/30/2024	1,236,408
$	277,699	3 mo. USD LIBOR + 2.750%, 5.05%, 07/30/2024	279,193
	1,148,595	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 04/01/2024	1,154,671
	365,000	Pro Mach Group, Inc. 3 mo. USD LIBOR + 3.000%, 5.04%, 03/07/2025	365,456
		Zodiac Pool Solutions LLC
EUR	330,000	0.00%, 03/07/2025(14)	399,106
$	190,000	0.00%, 03/31/2025(14)	190,712

			3,625,546

		Media - 2.9%
	948,909	Advantage Sales & Marketing, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 07/23/2021	906,408
		Altice Financing S.A.
EUR	129,350	EURIBOR + 2.750%, 2.75%, 01/31/2026	155,170
$	800,975	3 mo. USD LIBOR + 2.750%, 5.10%, 01/31/2026	789,625
	957,974	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.91%, 04/30/2025	961,739
	445,000	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 01/25/2026	445,000

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Media - 2.9% - (continued)
$	335,614	Getty Images, Inc. 3 mo. USD LIBOR + 3.500%, 5.80%, 10/18/2019	$318,357
	810,436	ION Media Networks, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 12/18/2020	812,122
	738,150	Maxar Technologies Ltd. 1 mo. USD LIBOR + 2.750%, 4.66%, 10/04/2024	738,763
	245,000	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/31/2025	246,502
	653,670	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 11/15/2024	656,533
		Numericable Group S.A.
	282,150	1 mo. USD LIBOR + 2.750%, 4.65%, 07/31/2025	277,162
	1,115,706	3 mo. USD LIBOR + 3.000%, 5.35%, 01/31/2026	1,098,101
		PSAV Holdings LLC
	385,000	3 mo. USD LIBOR + 3.250%, 5.26%, 03/01/2025	385,362
	310,000	3 mo. USD LIBOR + 7.250%, 9.26%, 09/01/2025	308,450
	325,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 08/17/2024	327,844
	825,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(14)	828,440
	920,334	Tribune Media Co. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/27/2024	921,484
	1,205,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/15/2026	1,202,530
EUR	205,000	Unitymedia Hessen GmbH & Co. KG EURIBOR + 2.750%, 2.75%, 01/15/2027	247,815
$	876,344	Vantiv LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 08/09/2024	881,680
	920,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	923,928

			13,433,015

		Metal Fabricate/Hardware - 0.1%
	392,683	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/21/2024	395,334

		Miscellaneous Manufacturing - 0.3%
	184,075	Core & Main LP 6 mo. USD LIBOR + 3.000%, 5.01%, 08/01/2024	184,995
EUR	415,000	CTC AcquiCo GmbH 0.00%, 03/07/2025(14)	500,643
$	776,100	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/20/2024	778,180

			1,463,818

The accompanying notes are an integral part of these financial statements.

160

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Oil & Gas - 0.6%
$	272,938	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.31%, 06/24/2024	$275,326
		California Resources Corp.
	250,000	1 mo. USD LIBOR + 4.750%, 6.65%, 12/31/2022	255,077
	470,000	1 mo. USD LIBOR + 10.375%, 12.27%, 12/31/2021	527,575
	445,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.44%, 08/23/2021	470,587
	154,928	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	155,189
	95,250	Philadelphia Energy Solutions LLC PRIME + 4.000%, 8.75%, 04/04/2019	86,678
	390,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	391,950
	900,000	Ultra Resources, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 04/12/2024	841,500

			3,003,882

		Oil & Gas Services - 0.2%
	876,113	Crosby U.S. Acquisition Corp. 3 mo. USD LIBOR + 3.000%, 4.90%, 11/23/2020	864,942
EUR	248,962	EG Group Ltd. 0.00%, 02/06/2025(14)	299,892

			1,164,834

		Packaging & Containers - 1.1%
$	769,989	Berry Global, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/01/2022	774,640
	444,710	Berry Plastics Group, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 01/06/2021	447,240
EUR	190,000	Crown Americas LLC EURIBOR + 2.375%, 2.38%, 01/18/2025	231,344
$	255,000	Crown Americas LLC 3 mo. USD LIBOR + 2.000%, 4.31%, 01/29/2025	257,073
	386,100	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.31%, 12/29/2023	387,969
	254,363	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 4.15%, 10/31/2024	255,423
	373,125	Plastipak Holdings, Inc. PRIME + 1.750%, 6.50%, 10/14/2024	374,409
	297,500	Proampac PG Borrower LLC 1 mo. USD LIBOR + 3.500%, 5.39%, 11/18/2023	299,582
	2,063,130	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/05/2023	2,076,024

			5,103,704

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Pharmaceuticals - 0.3%
$	823,775	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.19%, 04/29/2024	$818,626
	100,000	NVA Holdings, Inc. 3 mo. USD LIBOR + 2.750%, 5.05%, 02/02/2025	100,375
	119,400	Quintiles IMS, Inc. 3 mo. USD LIBOR + 2.000%, 4.30%, 01/17/2025	119,937
	222,626	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 04/01/2022	224,993

			1,263,931

		Real Estate - 0.5%
	1,616,685	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 4.90%, 11/04/2021	1,618,932
	806,591	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 12/20/2024	809,390

			2,428,322

		Real Estate Investment Trusts - 0.2%
	265,000	Iron Mountain, Inc. 3 mo. USD LIBOR + 1.750%, 3.65%, 01/02/2026	263,842
	901,600	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 3.90%, 04/25/2023	906,252

			1,170,094

		Retail - 2.1%
	1,292,766	Albertsons LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 08/25/2021	1,279,838
	444,564	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/16/2024	445,675
	1,363,150	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.90%, 09/25/2024	1,371,670
		Coty, Inc.
EUR	440,000	0.00%, 04/05/2025(14)	532,938
$	688,063	1 mo. USD LIBOR + 2.250%, 4.13%, 04/05/2025	687,203
	415,475	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 08/18/2023	417,207
	505,076	J. Crew Group, Inc. 3 mo. USD LIBOR + 3.000%, 5.12%, 03/05/2021	373,873
	1,017,484	Michaels Stores, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 01/30/2023	1,023,049
	906,455	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.14%, 10/25/2020	796,856
	907,725	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.79%, 09/12/2024	897,341

The accompanying notes are an integral part of these financial statements.

161

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Retail - 2.1% - (continued)
$	1,953,344	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 06/27/2023	$1,969,947

			9,795,597

		Semiconductors - 0.1%
	234,799	ON Semiconductor Corp. 1 mo. USD LIBOR + 2.000%, 3.90%, 03/31/2023	236,149

		Software - 2.4%
	656,700	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.48%, 06/13/2024	656,030
	643,500	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2024	645,913
	277,900	Cypress Intermediate Holdings III, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 04/27/2024	279,231
	1,319,921	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.16%, 06/01/2022	1,326,309
		First Data Corp.
	1,337,640	1 mo. USD LIBOR + 2.250%, 4.15%, 07/08/2022	1,342,322
	2,279,352	1 mo. USD LIBOR + 2.250%, 4.15%, 04/26/2024	2,287,079
	237,600	Global Payments Inc. 1 mo. USD LIBOR + 1.750%, 3.65%, 04/21/2023	239,171
	758,441	Go Daddy Operating Co. LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 02/15/2024	761,763
	297,739	GTT Communications, Inc. 1 mo. USD LIBOR + 3.250%, 5.19%, 01/09/2024	297,459
	133,985	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.14%, 07/01/2022	135,074
	770,150	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/01/2022	773,199
	54,035	MA FinanceCo LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	53,846
	129,675	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 5.500%, 7.86%, 10/31/2022	130,296
	364,915	Seattle Spinco, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 06/21/2024	363,637
	103,593	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 04/16/2025(14)	104,241
	279,989	SS&C Technologies, Inc. 0.00%, 04/16/2025(14)	281,739
	1,463,925	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 06/30/2023	1,472,665

			11,149,974

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.6%(12) - (continued)
		Telecommunications - 1.2%
$	900,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/22/2024	$903,753
	348,250	Raycom TV Broadcasting, LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/23/2024	347,961
	1,381,050	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.44%, 02/02/2024	1,384,503
	400,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 03/01/2026	401,652
	430,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 09/30/2025	429,247
	1,878,198	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/15/2024	1,851,039
	282,410	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/19/2024	284,263

			5,602,418

		Total Senior Floating Rate Interests (cost $119,602,062)	$119,566,105

U.S. GOVERNMENT AGENCIES - 6.1%
		Mortgage-Backed Agencies - 6.1%
		FHLMC - 2.3%
$	4,611,739	0.32%, 10/25/2020(3)(6)	$18,624
	1,730,000	1 mo. USD LIBOR + 3.900%, 5.80%, 04/25/2029(2)	1,946,415
	2,203,000	1 mo. USD LIBOR + 3.450%, 5.35%, 10/25/2029(2)	2,412,911
	1,148,163	1 mo. USD LIBOR + 4.000%, 5.90%, 08/25/2024(2)	1,258,016
	75,320	4.50%, 03/15/2041	79,708
	54,442	3.00%, 03/15/2033(6)	7,054
	158,971	4.00%, 07/15/2027(6)	15,275
	13,825	5.50%, 08/15/2033	14,887
	47,573	6.50%, 07/15/2036	52,305
	6,959	0.00%, 11/15/2036(11)(15)	6,314
	135,590	4.75%, 07/15/2039	143,771
	2,345,000	1 mo. USD LIBOR + 2.50%, 4.40%, 03/25/2030(2)	2,432,206
	2,382,000	1 mo. USD LIBOR + 2.350%, 4.25%, 04/25/2030(2)	2,440,299

			$10,827,785

		FNMA - 3.8%
	366,836	5.50%, 06/25/2042(6)	81,623
	22,080	5.46%, 05/25/2042(3)(6)	2,316
	39,232	4.50%, 07/25/2027(6)	4,227
	46,221	4.00%, 03/25/2042(6)	7,181
	317,208	3.00%, 01/25/2028(6)	27,420
	136,920	3.00%, 04/25/2028(6)	12,855
	47,602	2.50%, 06/25/2028(6)	3,586
	215,065	1.45%, 04/25/2055(3)(6)	9,329
	91,076	3.50%, 05/25/2030(6)	10,994
	5,000	2.44%, 01/01/2023	4,843
	23,500	3.67%, 08/01/2023	23,948

The accompanying notes are an integral part of these financial statements.

162

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 6.1% - (continued)
		FNMA - 3.8% - (continued)
$	34,312	3.93%, 10/01/2023	$35,385
	5,000	3.70%, 10/01/2023	5,107
	23,303	3.87%, 10/01/2025	24,100
	5,000	3.86%, 11/01/2023	5,152
	18,045	4.06%, 10/01/2028	18,960
	15,000	3.86%, 12/01/2025	15,526
	9,493	3.45%, 01/01/2024	9,591
	9,433	3.47%, 01/01/2024	9,540
	10,000	3.76%, 03/01/2024	10,244
	9,731	3.97%, 05/01/2029	10,164
	24,313	3.34%, 04/01/2024	24,446
	46,872	3.26%, 05/01/2024	46,935
	33,581	3.89%, 05/01/2030	34,293
	9,442	3.96%, 05/01/2034	9,739
	24,276	3.24%, 12/01/2026	24,107
	29,839	3.16%, 12/01/2026	29,462
	84,460	5.50%, 04/25/2035	93,200
	34,229	5.50%, 04/25/2037	36,966
	62,743	0.00%, 06/25/2036(11)(15)	53,004
	17,000,000	3.50%, 05/01/2048(16)	16,877,813

			17,562,056

		GNMA - 0.0%
	40,500	4.00%, 05/16/2042(6)	5,977
	109,766	5.00%, 10/16/2041(6)	18,749

			24,726

			28,414,567

		Total U.S. Government Agencies (cost $28,009,138)	$28,414,567

U.S. GOVERNMENT SECURITIES - 9.2%
		U.S. Treasury Securities - 9.2%
		U.S. Treasury Bonds - 1.8%
$	3,760,000	3.00%, 05/15/2047	$3,690,822
	50,000	5.38%, 02/15/2031(17)(18)	62,838
	3,335,000	6.25%, 05/15/2030(17)(18)(19)	4,444,669

			8,198,329

		U.S. Treasury Notes - 7.4%
	13,667,980	0.38%, 07/15/2027(9)(18)	13,253,623
	2,280,000	2.00%, 02/15/2023(17)	2,200,556
	5,906,000	2.13%, 08/15/2021(18)	5,802,184
	5,205,000	2.13%, 12/31/2022	5,057,389
	2,890,000	2.13%, 05/15/2025(17)(18)	2,746,967
	5,785,000	2.25%, 02/15/2027(17)	5,478,802

			34,539,521

			42,737,850

		Total U.S. Government Securities (cost $43,512,841)	$42,737,850

COMMON STOCKS - 0.1%
		Consumer Services - 0.0%
	13,341	Caesars Entertainment Corp.•	151,420

		Energy - 0.1%
	83,644,001	KCA Deutag(1)(20)(21)(22)	497,933
	713	Paragon Offshore Ltd., Litigation	7,490
	19,531	Templar Energy LLC Class A•	19,531

			524,954

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.1% - (continued)
		Utilities - 0.0%
	600,000	TCEH Corp.•(20)(21)(22)	$1

		Total Common Stocks (cost $1,474,275)	$676,375

ESCROWS - 0.0%
		Energy - Alternate Sources - 0.0%
	2,648	Paragon Offshore Ltd., Escrow•	—

		Total Escrows (cost $— )	$—

CONVERTIBLE PREFERRED STOCKS - 0.1%
		Utilities - 0.1%
	5,000	Sempra Energy Series A , 6.00%	514,150

		Total Convertible Preferred Stocks (cost $502,500)	$514,150

		Total Long-Term Investments (cost $450,937,059)	$447,252,377

SHORT-TERM INVESTMENTS - 9.5%
		Commercial Paper - 1.2%
	1,300,000	AstraZeneca plc 2.02%, 05/10/2018(23)	1,299,282
	250,000	Bell Canada Co. 2.48%, 07/12/2018(23)	248,795
	250,000	Caisse des Depots et Consignations 2.19%, 07/23/2018(23)	248,710
	1,120,000	CBS Corp. 2.21%, 05/22/2018(23)	1,118,510
	250,000	Glencore Funding LLC 2.24%, 05/16/2018(23)	249,755
	250,000	Korea Development Bank 2.34%, 07/20/2018(23)	248,774
		TransCanada PipeLines Ltd.
	500,000	2.26%, 05/16/2018(23)	499,506
	645,000	2.48%, 06/12/2018(23)	643,119
	1,125,000	Verizon Communications, Inc. 1.88%, 05/07/2018(23)	1,124,595

			5,681,046

		Foreign Government Obligations - 5.2%
EUR	1,115,000	France Treasury Bill BTF 0.58%, 05/09/2018(7)(23)	1,346,647
	3,400,000	Italy Buoni Ordinari del Tesoro BOT 0.45%, 07/13/2018 - 07/31/2018(23)	4,110,070
		Japan Treasury Discount Bill
JPY	230,000,000	0.00%, 05/01/2018(23)	2,103,915
	230,000,000	0.14%, 05/28/2018(23)	2,104,133
	229,900,000	0.14%, 07/30/2018(23)	2,103,734
	318,000,000	0.15%, 07/09/2018(23)	2,909,633
	195,000,000	0.15%, 05/14/2018(23)	1,783,849
	230,000,000	0.15%, 07/02/2018(23)	2,104,391
	406,000,000	0.17%, 07/17/2018(23)	3,714,945
	237,850,000	0.18%, 07/23/2018(23)	2,176,412

			24,457,729

The accompanying notes are an integral part of these financial statements.

163

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 9.5% - (continued)
	Other Investment Pools& Funds - 2.8%
13,104,037	Fidelity Institutional Government Fund, Institutional Class, 1.59%(24)	$13,104,037

	Securities Lending Collateral - 0.3%
55,963	Citibank NA DDCA, 1.50%, 5/1/2018(24)	55,963
595,551	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(24)	595,551
467,736	Invesco Government & Agency Portfolio, 1.60%(24)	467,736

		1,119,250

	Total Short-Term Investments (cost $44,869,034)	$44,362,062

Total Investments Excluding Purchased Options (cost $495,806,093)	105.3%	$491,614,439

Total Purchased Options (cost $554,547)	0.1%	$481,837

Total Investments (cost $496,360,640)	105.4%	$492,096,276
Other Assets and Liabilities	(5.4)%	(25,011,363)

Total Net Assets	100.0%	$467,084,913

The accompanying notes are an integral part of these financial statements.

164

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

•	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $92,290,951, which represented 19.8% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(6)	Securities disclosed are interest-only strips.

(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $68,926,840, which represented 14.8% of total net assets.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(10)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(11)	Security is a zero-coupon bond.

(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(13)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2018, the aggregate value of the unfunded commitment was $190,728, which rounds to zero percent of total net assets.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(15)	Securities disclosed are principal-only strips.

(16)	Represents or includes a TBA transaction.

(17)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(18)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

(19)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(20)	Investment valued using significant unobservable inputs.

(21)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $497,934, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

165

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(22)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $497,934, which represented 0.1% of total net assets.

(23)	The rate shown represents current yield to maturity.

(24)	Current yield as of period end.

OTC Swaption Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	8,585,000	8,585,000	$123,332	$139,935	$(16,603)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	11,580,000	11,580,000	166,359	189,912	(23,553)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	13,375,000	13,375,000	192,146	224,700	(32,554)

Total Puts							33,540,000	$481,837	$554,547	$(72,710)

Total purchased swaption contracts							33,540,000	$481,837	$554,547	$(72,710)

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Euro Future	252	03/18/2019	$61,264,350	$(22,611)
Australian 10-Year Bond Future	3	06/15/2018	288,853	1,185
Australian 3-Year Bond Future	12	06/15/2018	1,002,003	(156)
Canadian Dollar Future	100	06/19/2018	7,794,000	42,609
Canadian Government 10-Year Bond Future	3	06/20/2018	307,138	1,771
Euro-BTP Future	11	06/07/2018	1,846,553	51,638
Euro-OAT Future	12	06/07/2018	2,228,891	22,390
Euro-Schatz Future	18	06/07/2018	2,432,673	2,246
Japanese 10-Year Bond Future	4	06/13/2018	5,511,892	(2,952)
Japanese Yen Future	65	06/18/2018	7,457,125	(240,008)
Long Gilt Future	6	06/27/2018	1,009,892	13,597
Mini-10-Year JGB Future	8	06/12/2018	1,102,817	(319)
U.S. Treasury 2-Year Note Future	315	06/29/2018	66,794,766	(193,623)
U.S. Treasury 5-Year Note Future	833	06/29/2018	94,552,008	(535,680)
U.S. Treasury 10-Year Note Future	586	06/20/2018	70,100,250	(315,321)
U.S. Treasury Long Bond Future	30	06/20/2018	4,315,312	(52,086)

Total				$(1,227,320)

Short position contracts:
90-Day Euro Future	252	03/16/2020	$61,116,300	$66,302
Australian Dollar Future	100	06/18/2018	7,530,000	214,709
British Pound Future	52	06/18/2018	4,477,200	31,082
Euro FX Future	56	06/18/2018	8,486,100	196,573
Euro-BOBL Future	2	06/07/2018	316,391	(421)
Euro-BUXL 30-Year Bond Future	6	06/07/2018	1,184,945	(16,472)
Euro-Bund Future	31	06/07/2018	5,942,526	(52,760)
Swiss Franc Future	45	06/18/2018	5,699,250	258,739
U.S. Treasury 10-Year Ultra Future	125	06/20/2018	15,986,328	(42,820)
U.S. Treasury Ultra Bond Future	98	06/20/2018	15,398,250	(217,473)

Total				$437,459

Total futures contracts				$(789,861)

The accompanying notes are an integral part of these financial statements.

166

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	368,560	(0.09%)	08/25/37	Monthly	$78,706	$—	$17,501	$(61,205)
ABX.HE.AAA.07	CSI	USD	1,052,554	(0.09%)	08/25/37	Monthly	258,450	—	49,981	(208,469)
ABX.HE.PENAAA.06	JPM	USD	317,079	(0.11%)	05/25/46	Monthly	34,529	—	20,208	(14,321)
ABX.HE.PENAAA.06	CSI	USD	498,182	(0.11%)	05/25/46	Monthly	54,375	—	31,752	(22,623)
CMBX.NA.A.7	MSC	USD	75,000	(2.00%)	01/17/47	Monthly	985	—	868	(117)
CMBX.NA.A.7	JPM	USD	690,000	(2.00%)	01/17/47	Monthly	25,716	—	7,992	(17,724)
CMBX.NA.A.9	DEUT	USD	75,000	(2.00%)	09/17/58	Monthly	1,749	—	2,159	410
CMBX.NA.A.9	MSC	USD	965,000	(2.00%)	09/17/58	Monthly	33,078	—	27,879	(5,199)
CMBX.NA.A.9	DEUT	USD	365,000	(2.00%)	09/17/58	Monthly	18,032	—	10,528	(7,504)
CMBX.NA.A.9	MSC	USD	535,000	(2.00%)	09/17/58	Monthly	23,135	—	15,455	(7,680)
CMBX.NA.AA.8	DEUT	USD	60,000	(1.50%)	10/17/57	Monthly	764	—	302	(462)
CMBX.NA.AA.8	MSC	USD	515,000	(1.50%)	10/17/57	Monthly	20,182	—	2,591	(17,591)
CMBX.NA.AAA.9	CSI	USD	240,000	(0.50%)	09/17/58	Monthly	2,594	—	(473)	(3,067)
CMBX.NA.AAA.9	MSC	USD	2,115,000	(0.50%)	09/17/58	Monthly	25,965	—	(4,140)	(30,105)
CMBX.NA.AS.7	CSI	USD	215,000	(1.00%)	01/17/47	Monthly	3,770	—	(3,897)	(7,667)
CMBX.NA.AS.8	DEUT	USD	50,000	(1.00%)	10/17/57	Monthly	—	(88)	(741)	(653)
CMBX.NA.AS.8	DEUT	USD	405,000	(1.00%)	10/17/57	Monthly	28,863	—	(6,000)	(34,863)
CMBX.NA.BBB-.11	MSC	USD	850,000	(3.00%)	11/18/54	Monthly	52,892	—	79,631	26,739
CMBX.NA.BBB-.11	DEUT	USD	210,000	(3.00%)	11/18/54	Monthly	20,957	—	19,673	(1,284)
CMBX.NA.BBB.10	MSC	USD	535,000	(3.00%)	11/17/59	Monthly	40,886	—	49,565	8,679
CMBX.NA.BBB.10	MSC	USD	3,575,000	(3.00%)	11/17/59	Monthly	365,033	—	331,202	(33,831)
CMBX.NA.BBB.10	MSC	USD	2,565,000	(3.00%)	11/17/59	Monthly	285,023	—	237,632	(47,391)
CMBX.NA.BBB.7	CSI	USD	710,000	(3.00%)	01/17/47	Monthly	66,315	—	65,174	(1,141)
CMBX.NA.BBB.7	MSC	USD	805,000	(3.00%)	01/17/47	Monthly	79,613	—	73,896	(5,717)
CMBX.NA.BBB.7	MSC	USD	560,000	(3.00%)	01/17/47	Monthly	40,321	—	51,489	11,168
CMBX.NA.BBB.7	DEUT	USD	400,000	(3.00%)	01/17/47	Monthly	32,176	—	36,711	4,535
CMBX.NA.BBB.7	GSC	USD	680,000	(3.00%)	01/17/47	Monthly	60,991	—	62,409	1,418
CMBX.NA.BBB.7	MSC	USD	1,165,000	(3.00%)	01/17/47	Monthly	108,824	—	106,980	(1,844)
CMBX.NA.BBB.9	MSC	USD	280,000	(3.00%)	09/17/58	Monthly	29,855	—	31,248	1,393
CMBX.NA.BBB.9	MSC	USD	125,000	(3.00%)	09/17/58	Monthly	14,195	—	13,929	(266)
CMBX.NA.BBB.9	DEUT	USD	290,000	(3.00%)	09/17/58	Monthly	29,450	—	32,316	2,866
CMBX.NA.BBB.9	GSC	USD	725,000	(3.00%)	09/17/58	Monthly	81,294	—	80,910	(384)
CMBX.NA.BBB.9	CSI	USD	595,000	(3.00%)	09/17/58	Monthly	67,248	—	66,303	(945)
CMBX.NA.BBB.9	MSC	USD	540,000	(3.00%)	09/17/58	Monthly	62,974	—	60,174	(2,800)
CMBX.NA.BBB.9	DEUT	USD	1,050,000	(3.00%)	09/17/58	Monthly	125,803	—	117,160	(8,643)
CMBX.NA.BBB.9	JPM	USD	1,130,000	(3.00%)	09/17/58	Monthly	137,763	—	126,087	(11,676)
PrimeX.ARM.2 (20)	MSC	USD	161,306	(4.58%)	12/25/37	Monthly	—	(349)	(125)	224

Total							$2,312,506	$(437)	$1,814,329	$(497,740)

Sell protection:
ABX.HE.AAA.07	MSC	USD	368,560	0.09%	08/25/37	Monthly	$3,546	$—	$(17,501)	$(21,047)
ABX.HE.AAA.07	MSC	USD	1,052,553	0.09%	08/25/37	Monthly	10,143	—	(49,981)	(60,124)
ABX.HE.PENAAA.06	BCLY	USD	815,262	0.11%	05/25/46	Monthly	—	(21,509)	(51,960)	(30,451)
CMBX.NA.AAA.10	GSC	USD	2,447,000	0.50%	11/17/59	Monthly	—	(1,487)	(5,792)	(4,305)
CMBX.NA.AAA.6	MSC	USD	9,564,624	0.50%	05/11/63	Monthly	53,371	—	74,355	20,984
CMBX.NA.AAA.6	JPM	USD	8,296,049	0.50%	05/11/63	Monthly	57,297	—	64,608	7,311
CMBX.NA.AAA.6	JPM	USD	6,807,495	0.50%	05/11/63	Monthly	47,017	—	53,016	5,999
CMBX.NA.BB.6	GSC	USD	1,155,000	5.00%	05/11/63	Monthly	—	(208,197)	(245,715)	(37,518)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(16,393)	(13,408)	2,985
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	Monthly	—	(9,168)	(10,850)	(1,682)
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	Monthly	—	(9,434)	(13,828)	(4,394)
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	Monthly	—	(199,347)	(206,628)	(7,281)
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	Monthly	—	(110,083)	(118,225)	(8,142)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	Monthly	—	(9,301)	(17,445)	(8,144)
CMBX.NA.BB.6	CSI	USD	130,000	5.00%	05/11/63	Monthly	—	(18,867)	(27,692)	(8,825)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(131,222)	(155,300)	(24,078)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(131,222)	(155,300)	(24,078)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(131,222)	(155,300)	(24,078)
CMBX.NA.BB.6	CSI	USD	830,000	5.00%	05/11/63	Monthly	—	(149,199)	(176,589)	(27,390)

The accompanying notes are an integral part of these financial statements.

167

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2018 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BB.6	MSC	USD	1,491,000	5.00%	05/11/63	Monthly	$—	$(268,034)	$(317,295)	$(49,261)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	Monthly	—	(58,784)	(117,007)	(58,223)
CMBX.NA.BB.8	DEUT	USD	365,000	5.00%	10/17/57	Monthly	—	(89,524)	(77,497)	12,027
CMBX.NA.BB.8	CSI	USD	1,470,000	5.00%	10/17/57	Monthly	—	(400,897)	(311,735)	89,162
CMBX.NA.BB.8	CSI	USD	1,325,000	5.00%	10/17/57	Monthly	—	(361,352)	(280,969)	80,383
CMBX.NA.BB.8	MSC	USD	1,006,000	5.00%	10/17/57	Monthly	—	(274,374)	(213,376)	60,998
CMBX.NA.BB.8	GSC	USD	580,000	5.00%	10/17/57	Monthly	—	(171,977)	(122,986)	48,991
CMBX.NA.BB.8	GSC	USD	462,000	5.00%	10/17/57	Monthly	—	(112,816)	(98,093)	14,723
CMBX.NA.BB.8	CSI	USD	34,000	5.00%	10/17/57	Monthly	—	(9,273)	(7,210)	2,063
CMBX.NA.BBB.6	DEUT	USD	3,475,000	3.00%	05/11/63	Monthly	—	(556,351)	(432,857)	123,494
CMBX.NA.BBB.6	DEUT	USD	1,924,000	3.00%	05/11/63	Monthly	—	(307,362)	(239,660)	67,702
CMBX.NA.BBB.6	CSI	USD	2,370,000	3.00%	05/11/63	Monthly	—	(330,951)	(294,820)	36,131
CMBX.NA.BBB.6	DEUT	USD	1,357,000	3.00%	05/11/63	Monthly	—	(191,399)	(168,806)	22,593
CMBX.NA.BBB.6	DEUT	USD	875,000	3.00%	05/11/63	Monthly	—	(122,124)	(108,847)	13,277
CMBX.NA.BBB.6	DEUT	USD	875,000	3.00%	05/11/63	Monthly	—	(121,993)	(108,847)	13,146
CMBX.NA.BBB.6	MSC	USD	1,875,000	3.00%	05/11/63	Monthly	—	(305,926)	(233,555)	72,371
CMBX.NA.BBB.6	GSC	USD	1,040,000	3.00%	05/11/63	Monthly	—	(174,350)	(129,546)	44,804
CMBX.NA.BBB.6	MSC	USD	940,000	3.00%	05/11/63	Monthly	—	(155,932)	(117,089)	38,843
CMBX.NA.BBB.6	DEUT	USD	835,000	3.00%	05/11/63	Monthly	—	(140,953)	(104,010)	36,943
CMBX.NA.BBB.6	MSC	USD	830,000	3.00%	05/11/63	Monthly	—	(140,309)	(103,387)	36,922
CMBX.NA.BBB.6	MSC	USD	1,445,000	3.00%	05/11/63	Monthly	—	(214,217)	(179,753)	34,464
CMBX.NA.BBB.6	DEUT	USD	1,205,000	3.00%	05/11/63	Monthly	—	(180,529)	(149,898)	30,631
CMBX.NA.BBB.6	MSC	USD	507,000	3.00%	05/11/63	Monthly	—	(85,751)	(63,154)	22,597
CMBX.NA.BBB.6	CSI	USD	850,000	3.00%	05/11/63	Monthly	—	(123,228)	(105,737)	17,491
PrimeX.ARM.2(20)	JPM	USD	161,306	4.58%	12/25/37	Monthly	6,391	—	126	(6,265)

Total							$177,765	$(6,045,057)	$(5,315,543)	$551,749

Total traded indices							$2,490,271	$(6,045,494)	$(3,501,214)	$54,009

Total OTC contracts							$2,490,271	$(6,045,494)	$(3,501,214)	$54,009

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.29	USD	1,520,000	(1.00%)	06/20/23	Quarterly	$28,546	$27,427	$(1,119)
CDX.NA.HY.30.V1	USD	35,126,000	(5.00%)	06/20/23	Quarterly	2,063,381	2,577,994	514,613
CDX.NA.HY.30.V1	USD	3,630,000	(5.00%)	06/20/23	Quarterly	(242,428)	(266,796)	(24,368)
CDX.NA.IG.29	USD	16,555,000	(1.00%)	12/20/22	Quarterly	(308,117)	(352,493)	(44,376)
CDX.NA.IG.30.V1	USD	3,265,000	(1.00%)	06/20/23	Quarterly	(50,653)	(63,501)	(12,848)
ITRAXX.XOV.28	EUR	2,072,000	(5.00%)	12/20/22	Quarterly	(253,330)	(294,214)	(40,884)
ITRAXX.XOV.29.V1	EUR	4,073,000	(5.00%)	06/20/23	Quarterly	(521,284)	(538,237)	(16,953)

Total						$716,115	$1,090,180	$374,065

Credit default swaps on indices:
Sell protection:
CDX.EM.29.V1	USD	6,730,000	1.00%	06/20/23	Quarterly	$(128,968)	$(121,333)	$7,635

Total						$587,147	$968,847	$381,700

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

168

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.17% Fixed	USD	2,880,000	11/15/24	Annual	$—	$(2,896)	$61,314	$64,210
12M Federal Funds Rate	2.17% Fixed	USD	2,910,000	11/15/24	Annual	—	—	61,953	61,953
12M Federal Funds Rate	2.06% Fixed	USD	4,105,000	11/15/24	Annual	90,551	—	117,359	26,808
12M Federal Funds Rate	2.45% Fixed	USD	2,045,000	11/15/24	Annual	—	—	9,028	9,028
12M Federal Funds Rate	2.45% Fixed	USD	2,035,000	11/15/24	Annual	—	—	8,356	8,356
12M Federal Funds Rate	2.45% Fixed	USD	1,790,000	11/15/24	Annual	—	—	7,983	7,983
12M Federal Funds Rate	2.25% Fixed	USD	1,375,000	11/15/24	Annual	16,362	—	23,259	6,897
12M Federal Funds Rate	2.25% Fixed	USD	375,000	11/15/24	Annual	4,467	—	6,343	1,876
3 Mo. USD LIBOR	2.25% Fixed	USD	21,037,000	06/20/28	Semi-Annual	1,172,630	—	1,334,532	161,902
3 Mo. USD LIBOR	2.75% Fixed	USD	4,640,000	12/20/47	Semi-Annual	—	(102,927)	191,174	294,101

Total						$1,284,010	$(105,823)	$1,821,301	$643,114

OTC Total Return Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
iBoxx USD liquid High Yield	GSC	USD	1,680,000	(1.00%)	12/20/18	Quarterly	$5,014	$—	$(6,471)	$(11,485)
iBoxx USD liquid High Yield	JPM	USD	1,525,000	(1.00%)	12/20/18	Quarterly	3,589	—	(23,774)	(27,363)
iBoxx USD liquid High Yield	MSC	USD	12,095,000	(1.00%)	12/20/18	Quarterly	17,662	—	(33,892)	(51,554)
iBoxx USD liquid High Yield	GSC	USD	12,102,000	(1.00%)	12/20/18	Quarterly	19,743	—	(188,664)	(208,407)

Total							$46,008	$—	$(252,801)	$(298,809)

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,527,000	AUD	1,176,647	USD	DEUT	05/02/18	$—	$(27,040)
1,377,000	AUD	1,042,424	USD	GSC	06/07/18	—	(5,659)
157,000	BRL	46,936	USD	GSC	06/04/18	—	(2,272)
244,000	BRL	74,225	USD	MSC	06/04/18	—	(4,812)
859,000	CAD	668,706	USD	BMO	05/02/18	350	—
120,000	CAD	95,671	USD	RBC	05/03/18	—	(2,204)
809,000	CAD	630,787	USD	BMO	06/07/18	—	(179)
295,000	CAD	234,285	USD	RBC	06/27/18	—	(4,202)
30,000	CHF	31,816	USD	MSC	05/02/18	—	(1,538)
70,000	CHF	70,918	USD	BCLY	06/07/18	—	(50)
30,000	CHF	30,645	USD	MSC	06/07/18	—	(272)
104,100,000	CLP	172,749	USD	BCLY	06/20/18	—	(3,053)
11,060,000	CNH	1,742,308	USD	BOA	06/20/18	4,035	—
2,203,000	CNH	346,411	USD	DEUT	06/20/18	1,437	—
375,000	DKK	61,475	USD	TDB	05/02/18	—	(686)
7,120,000	EGP	371,220	USD	GSC	01/08/19	12,660	—
8,130,000	EGP	426,772	USD	DEUT	04/22/19	1,263	—
325,000	EUR	400,497	USD	CIBC	05/02/18	—	(7,973)
361,000	EUR	445,377	USD	JPM	05/02/18	—	(9,373)
1,414,000	EUR	1,749,365	USD	HSBC	05/02/18	—	(41,581)
1,414,000	EUR	1,755,340	USD	TDB	05/02/18	—	(47,555)
2,746,000	EUR	3,386,999	USD	HSBC	05/02/18	—	(70,467)
2,745,000	EUR	3,417,333	USD	MSC	05/02/18	—	(102,009)
150,000	EUR	188,298	USD	BNP	05/11/18	—	(7,013)
200,000	EUR	249,932	USD	DEUT	05/11/18	—	(8,219)
432,000	EUR	529,514	USD	CBA	05/31/18	—	(6,639)
2,287,000	EUR	2,767,956	USD	HSBC	06/07/18	1,724	—
228,000	EUR	279,608	USD	CBA	06/07/18	—	(3,488)
593,000	EUR	726,254	USD	CBK	06/07/18	—	(8,099)
2,794,000	EUR	3,409,853	USD	BOA	06/07/18	—	(26,169)
2,794,000	EUR	3,420,415	USD	TDB	06/07/18	—	(36,731)

The accompanying notes are an integral part of these financial statements.

169

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
46,000	EUR	55,724	USD	GSC	06/20/18	$43	$—
144,000	EUR	177,580	USD	SSG	06/20/18	—	(3,003)
200,000	EUR	247,381	USD	BNP	06/20/18	—	(4,912)
758,000	EUR	931,716	USD	UBS	06/20/18	—	(12,759)
855,000	EUR	1,054,471	USD	HSBC	06/20/18	—	(17,916)
1,199,000	GBP	1,697,544	USD	BCLY	05/02/18	—	(46,738)
1,034,000	GBP	1,446,887	USD	BOA	06/07/18	—	(20,791)
4,774,000,000	IDR	345,017	USD	BCLY	06/20/18	—	(3,806)
11,750,000	JPY	111,228	USD	JPM	05/01/18	—	(3,739)
1,086,174,000	JPY	10,279,645	USD	SSG	05/02/18	—	(342,655)
100,000,000	JPY	947,438	USD	JPM	05/14/18	—	(31,832)
11,700,000	JPY	107,161	USD	DEUT	06/07/18	140	—
1,020,112,000	JPY	9,367,248	USD	BCLY	06/07/18	—	(11,703)
1,412,000	MXN	76,506	USD	BCLY	05/02/18	—	(1,029)
1,412,000	MXN	74,309	USD	BCLY	06/07/18	734	—
259,000	MYR	66,374	USD	UBS	05/02/18	—	(367)
138,000	NOK	17,983	USD	MSC	05/02/18	—	(779)
138,000	NOK	17,335	USD	MSC	06/07/18	—	(110)
1,128,000	PEN	344,817	USD	BCLY	06/20/18	1,404	—
17,990,000	PHP	342,993	USD	DEUT	06/20/18	3,756	—
365,000	PLN	108,052	USD	JPM	05/02/18	—	(4,058)
365,000	PLN	105,747	USD	DEUT	06/07/18	—	(1,703)
1,180,000	PLN	347,965	USD	CBK	06/20/18	—	(11,505)
4,803,000	RUB	82,376	USD	GSC	06/20/18	—	(6,569)
1,374,000	SEK	168,120	USD	MSC	05/02/18	—	(11,184)
644,000	SEK	75,430	USD	MSC	06/07/18	—	(1,672)
56,000	SGD	42,819	USD	CBK	05/02/18	—	(585)
57,000	SGD	43,605	USD	CBK	05/02/18	—	(617)
56,000	SGD	42,247	USD	JPM	06/07/18	19	—
57,000	SGD	43,006	USD	JPM	06/07/18	15	—
1,042,389	USD	1,377,000	AUD	GSC	05/02/18	5,711	—
76,708	USD	100,000	AUD	BCLY	05/02/18	1,422	—
38,854	USD	50,000	AUD	CBK	05/02/18	1,211	—
1,413,818	USD	1,820,000	AUD	ANZ	06/20/18	43,425	—
472,552	USD	600,000	AUD	GSC	06/20/18	20,774	—
238,135	USD	777,000	BRL	DEUT	06/04/18	17,094	—
630,308	USD	809,000	CAD	BMO	05/02/18	196	—
38,803	USD	50,000	CAD	BCLY	05/02/18	—	(141)
96,484	USD	120,000	CAD	NAB	05/03/18	3,017	—
421,027	USD	535,000	CAD	NAB	05/09/18	4,268	—
487,549	USD	625,000	CAD	GSC	06/20/18	183	—
1,387,616	USD	1,810,000	CAD	BMO	06/20/18	—	(23,796)
237,824	USD	295,000	CAD	BOA	06/27/18	7,740	—
409,986	USD	515,000	CAD	ANZ	08/02/18	8,023	—
465,540	USD	590,000	CAD	SSG	08/20/18	4,874	—
157,234	USD	200,000	CAD	ANZ	08/20/18	1,076	—
423,201	USD	530,000	CAD	NAB	09/18/18	9,145	—
30,556	USD	30,000	CHF	MSC	05/02/18	277	—
54,009	USD	32,600,000	CLP	MSC	06/20/18	867	—
170,230	USD	1,083,000	CNH	GSC	06/20/18	—	(773)
345,399	USD	2,198,000	CNH	GSC	06/20/18	—	(1,659)
62,919	USD	375,000	DKK	GSC	05/02/18	2,130	—
61,637	USD	375,000	DKK	TDB	06/07/18	676	—
46,333	USD	285,000	DKK	HSBC	06/07/18	3	—
3,411,717	USD	2,794,000	EUR	TDB	05/02/18	37,213	—
3,401,136	USD	2,794,000	EUR	BOA	05/02/18	26,632	—
942,670	USD	760,000	EUR	HSBC	05/02/18	24,766	—
724,409	USD	593,000	EUR	CBK	05/02/18	8,202	—
243,930	USD	197,000	EUR	BCLY	05/02/18	6,000	—
153,539	USD	124,000	EUR	SCB	05/02/18	3,776	—
142,911	USD	116,000	EUR	MSC	05/02/18	2,810	—
122,749	USD	100,000	EUR	BCLY	05/02/18	1,973	—

The accompanying notes are an integral part of these financial statements.

170

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,760,866	USD	2,287,000	EUR	HSBC	05/02/18	$—	$(1,299)
1,373,788	USD	1,115,000	EUR	ANZ	05/09/18	26,447	—
435,702	USD	350,000	EUR	SCB	05/11/18	12,704	—
19,466,634	USD	15,917,000	EUR	BCLY	05/31/18	201,339	—
151,400	USD	125,000	EUR	DEUT	06/07/18	19	—
847,317	USD	685,000	EUR	BNP	06/15/18	17,201	—
7,187,712	USD	5,795,000	EUR	DEUT	06/20/18	162,175	—
4,460,434	USD	3,589,000	EUR	BCLY	06/20/18	109,329	—
882,360	USD	710,000	EUR	SSG	06/20/18	21,595	—
303,061	USD	245,000	EUR	GSC	06/20/18	6,037	—
124,422	USD	100,000	EUR	BCLY	06/20/18	3,187	—
116,816	USD	94,000	EUR	SSG	06/20/18	2,855	—
192,685	USD	157,000	EUR	GSC	06/20/18	2,347	—
2,172,330	USD	1,745,000	EUR	ANZ	07/13/18	52,854	—
2,059,153	USD	1,655,000	EUR	ANZ	07/30/18	46,259	—
1,022,458	USD	820,000	EUR	GSC	07/31/18	25,133	—
1,037,366	USD	835,000	EUR	BCLY	07/31/18	21,798	—
832,021	USD	670,000	EUR	DEUT	08/01/18	17,064	—
1,444,705	USD	1,034,000	GBP	BOA	05/02/18	21,074	—
175,556	USD	125,000	GBP	CIBC	05/02/18	3,454	—
57,317	USD	40,000	GBP	RBC	05/02/18	2,244	—
305,454	USD	219,000	GBP	BNP	05/31/18	3,518	—
2,945,987	USD	2,100,000	GBP	CBK	06/20/18	47,696	—
886,673	USD	635,000	GBP	BOA	06/20/18	10,285	—
509,322	USD	355,000	GBP	NAB	09/10/18	17,416	—
109,845	USD	1,523,000,000	IDR	MSC	06/20/18	992	—
2,150,912	USD	230,000,000	JPY	NAB	05/01/18	46,863	—
108,367	USD	11,750,000	JPY	CBK	05/01/18	877	—
9,345,921	USD	1,020,112,000	JPY	BCLY	05/02/18	13,308	—
243,934	USD	25,962,000	JPY	CBK	05/02/18	6,417	—
141,303	USD	15,000,000	JPY	BCLY	05/02/18	4,073	—
110,990	USD	11,900,000	JPY	BCLY	05/02/18	2,122	—
61,747	USD	6,600,000	JPY	BCLY	05/02/18	1,366	—
61,597	USD	6,600,000	JPY	BOA	05/02/18	1,216	—
1,828,106	USD	195,000,000	JPY	JPM	05/14/18	42,675	—
919,687	USD	100,000,000	JPY	CBK	05/14/18	4,081	—
2,154,726	USD	230,000,000	JPY	ANZ	05/29/18	46,593	—
3,039,157	USD	321,400,000	JPY	ANZ	06/20/18	88,787	—
797,552	USD	84,300,000	JPY	GSC	06/20/18	23,699	—
2,160,158	USD	230,000,000	JPY	ANZ	07/02/18	46,981	—
2,987,683	USD	318,000,000	JPY	ANZ	07/09/18	64,523	—
3,821,549	USD	406,000,000	JPY	CBK	07/17/18	87,327	—
2,228,084	USD	237,850,000	JPY	MSC	07/23/18	39,497	—
2,114,840	USD	229,900,000	JPY	BCLY	07/30/18	—	(1,657)
422,497	USD	45,000,000	JPY	BOA	07/31/18	8,219	—
74,733	USD	1,412,000	MXN	BCLY	05/02/18	—	(744)
239,886	USD	4,545,000	MXN	RBC	06/20/18	—	(1,187)
66,427	USD	259,000	MYR	UBS	05/02/18	420	—
66,347	USD	259,000	MYR	UBS	06/07/18	419	—
17,315	USD	138,000	NOK	MSC	05/02/18	112	—
112,863	USD	365,000	PEN	MSC	06/20/18	833	—
108,260	USD	5,670,000	PHP	MSC	06/20/18	—	(1,027)
105,690	USD	365,000	PLN	DEUT	05/02/18	1,695	—
32,834	USD	115,000	PLN	CIBC	06/07/18	53	—
107,994	USD	370,000	PLN	CBK	06/20/18	2,494	—
172,272	USD	10,040,000	RUB	BOA	06/20/18	13,807	—
60,537	USD	3,473,000	RUB	HSBC	06/20/18	5,721	—
87,337	USD	730,000	SEK	CIBC	05/02/18	3,958	—
75,234	USD	644,000	SEK	MSC	05/02/18	1,677	—
42,973	USD	57,000	SGD	JPM	05/02/18	—	(15)
42,216	USD	56,000	SGD	JPM	05/02/18	—	(18)
30,375	USD	378,000	ZAR	BCLY	05/02/18	59	—

The accompanying notes are an integral part of these financial statements.

171

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
450,321	USD	5,369,000	ZAR	BCLY	06/20/18	$22,502	$—
378,000	ZAR	32,284	USD	CBK	05/02/18	—	(1,967)
378,000	ZAR	30,224	USD	BCLY	06/07/18	—	(56)
1,751,000	ZAR	144,248	USD	GSC	06/20/18	—	(4,722)

Total						$1,688,460	$(1,006,376)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
iBoxx	Markit i Boxx indices - Euro, Sterling, Asian, US Dollar and European high-yield bond markets

Other Abbreviations:
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

172

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$68,660,315	$—	$68,660,315	$—
Corporate Bonds	80,290,253	—	80,290,253	—
Foreign Government Obligations	95,351,688	—	95,351,688	—
Municipal Bonds	11,041,074	—	11,041,074	—
Senior Floating Rate Interests	119,566,105	—	119,566,105	—
U.S. Government Agencies	28,414,567	—	28,414,567	—
U.S. Government Securities	42,737,850	—	42,737,850	—
Common Stocks
Consumer Services	151,420	151,420	—	—
Energy	524,954	—	27,021	497,933
Utilities	1	—	—	1
Escrows	—	—	—	—
Convertible Preferred Stocks	514,150	514,150	—	—
Short-Term Investments	44,362,062	16,007,136	28,354,926	—
Purchased Options	481,837	—	481,837	—
Foreign Currency Contracts(2)	1,688,460	—	1,688,460	—
Futures Contracts(2)	902,841	902,841	—	—
Swaps - Credit Default(2)	1,536,715	—	1,536,491	224
Swaps - Interest Rate(2)	643,114	—	643,114	—

Total	$496,867,406	$17,575,547	$478,793,701	$498,158

Liabilities
Foreign Currency Contracts(2)	$(1,006,376)	$—	$(1,006,376)	$—
Futures Contracts(2)	(1,692,702)	(1,692,702)	—	—
Swaps - Credit Default(2)	(1,101,006)	—	(1,094,741)	(6,265)
Swaps - Total Return(2)	(298,809)	—	(298,809)	—

Total	$(4,098,893)	$(1,692,702)	$(2,399,926)	$(6,265)

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

173

The Hartford Total Return Bond Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7%
		Asset-Backed - Automobile - 0.7%
$	1,840,000	CarMax Auto Owner Trust 2.58%, 11/16/2020	$1,839,788
	1,179,717	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	1,171,939
	2,435,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,391,708
	880,053	First Investors Auto Owner Trust 2.39%, 11/16/2020(1)	879,336
	955,196	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	955,298
	4,357,763	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)	4,354,968
	4,310,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,273,036

			15,866,073

		Asset-Backed - Finance & Insurance - 19.4%
	1,540,000	AIMCO CLO Ltd. 3 mo. USD LIBOR + 0.850%, 3.20%, 01/15/2028(1)(2)	1,538,717
	133,416	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%, 11/25/2035(3)	135,078
	4,200,000	AMMC CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.61%, 07/25/2029(1)(2)	4,230,643
	2,910,000	Anchorage Capital CLO Ltd. 3 mo. USD LIBOR + 1.510%, 3.86%, 01/15/2029(1)(2)	2,929,290
	3,970,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.83%, 04/24/2029(1)(2)	3,992,069
		Apidos CLO
	2,185,273	3 mo. USD LIBOR + 0.980%, 3.34%, 01/19/2025(1)(2)	2,185,950
	1,445,000	3 mo. USD LIBOR + 1.330%, 3.68%, 01/16/2027(1)(2)	1,445,397
	2,255,000	Atlas Senior Loan Fund X Ltd. 3 mo. USD LIBOR + 1.090%, 3.44%, 01/15/2031(1)(2)	2,255,728
	6,225,000	Atrium 3 mo. USD LIBOR + 0.830%, 3.19%, 04/22/2027(1)(2)	6,224,670
		Avery Point CLO Ltd.
	4,375,000	3 mo. USD LIBOR + 1.100%, 3.46%, 04/25/2026(1)(2)	4,378,469
	2,574,571	3 mo. USD LIBOR + 1.120%, 3.48%, 01/18/2025(1)(2)	2,575,284
		Babson CLO Ltd.
	1,030,000	3 mo. USD LIBOR + 1.150%, 3.51%, 07/20/2025(1)(2)	1,029,925
	3,281,000	3 mo. USD LIBOR + 1.320%, 3.67%, 01/15/2026(1)(2)	3,284,901
		Bayview Koitere Fund Trust
	7,109,203	3.50%, 07/28/2057(1)(4)	7,111,176
	4,106,731	3.62%, 03/28/2033(1)(3)	4,094,774
	4,666,152	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(4)	4,666,884
	3,273,776	Bayview Opportunity Master Fund IVa Trust 3.67%, 03/28/2033(1)(3)	3,268,684

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Asset-Backed - Finance & Insurance - 19.4% - (continued)
		Bayview Opportunity Master Fund Trust
$	3,692,114	2.98%, 10/28/2032(1)(3)	$3,671,155
	541,064	3.11%, 09/28/2032(1)(3)	538,456
	4,073,742	3.35%, 11/28/2032(1)(3)	4,054,424
	2,967,773	3.50%, 01/28/2055(1)(4)	2,973,207
	3,531,018	3.50%, 06/28/2057(1)(4)	3,545,471
	7,235,701	3.50%, 10/28/2057(1)(4)	7,230,830
	3,525,129	3.60%, 02/25/2033(1)(3)	3,527,542
	2,549,380	4.00%, 11/28/2053(1)(4)	2,584,211
	4,944,925	4.00%, 10/28/2064(1)(4)	5,000,943
	765,000	Benefit Street Partners CLO VI Ltd. 3 mo. USD LIBOR + 0.800%, 3.16%, 10/18/2029(1)(2)	764,611
		BlueMountain CLO Ltd.
	3,353,000	3 mo. USD LIBOR + 0.930%, 3.29%, 07/20/2026(1)(2)	3,354,080
	5,601,655	3 mo. USD LIBOR + 1.010%, 3.36%, 04/15/2025(1)(2)	5,610,410
	6,799,000	3 mo. USD LIBOR + 1.180%, 3.54%, 10/22/2030(1)(2)	6,847,960
	4,223,580	3 mo. USD LIBOR + 1.260%, 3.62%, 04/30/2026(1)(2)	4,221,848
	416,250	Cal Funding Ltd. 3.47%, 10/25/2027(1)	412,527
		Carlyle Global Market Strategies CLO Ltd.
	6,485,000	2.72%, 01/15/2031(1)(4)	6,484,929
	4,860,000	3 mo. USD LIBOR + 1.100%, 3.45%, 10/15/2030(1)(2)	4,873,506
	4,630,000	3 mo. USD LIBOR + 1.470%, 3.84%, 04/27/2027(1)(2)	4,627,815
	2,815,000	3 mo. USD LIBOR + 1.900%, 4.26%, 10/20/2029(1)(2)	2,818,156
	4,030,000	CBAM Ltd. 3 mo. USD LIBOR + 1.230%, 3.58%, 10/17/2029(1)(2)	4,054,897
		Cent CLO Ltd.
	3,839,630	3 mo. USD LIBOR + 1.100%, 3.46%, 01/25/2026(1)(2)	3,842,587
	2,830,000	3 mo. USD LIBOR + 1.210%, 3.58%, 07/27/2026(1)(2)	2,829,578
		CIFC Funding Ltd.
	4,175,000	3 mo. USD LIBOR + 1.200%, 3.14%, 05/24/2026(1)(2)	4,173,814
	573,242	3 mo. USD LIBOR + 0.850%, 3.20%, 07/16/2030(1)(2)	573,208
	2,255,000	3.47%, 01/22/2031(1)(4)	2,262,254
	6,175,000	3 mo. USD LIBOR + 1.500%, 3.86%, 07/22/2026(1)(2)	6,172,962
	726,912	Conn’s Receivables Funding LLC 2.73%, 07/15/2020(1)	726,528
	1,910,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 4.20%, 10/15/2029(1)(2)	1,920,324
	3,295,000	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,295,000
		Dryden Senior Loan Fund
	4,398,000	3 mo. USD LIBOR + 0.820%, 2.66%, 11/15/2028(1)(2)	4,390,796
	5,350,000	3 mo. USD LIBOR + 1.210%, 3.57%, 07/18/2030(1)(2)	5,363,926

The accompanying notes are an integral part of these financial statements.

174

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Asset-Backed - Finance & Insurance - 19.4% - (continued)
$	3,970,000	3 mo. USD LIBOR + 1.430%, 3.78%, 07/15/2027(1)(2)	$3,972,735
	4,796,000	3 mo. USD LIBOR + 1.430%, 3.78%, 10/15/2028(1)(2)	4,813,179
		First Franklin Mortgage Loan Trust
	2,250,478	1 mo. USD LIBOR + 0.240%, 2.14%, 04/25/2036(2)	1,969,721
	1,065,000	1 mo. USD LIBOR + 0.310%, 2.21%, 09/25/2036(2)	948,168
	3,435,000	Flatiron CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.09%, 05/15/2030(1)(2)	3,449,159
	326,696	GreatAmerica Leasing Receivables Funding LLC 1.72%, 04/22/2019(1)	326,043
	1,345,000	Highbridge Loan Management Ltd. 3 mo. USD LIBOR + 1.000%, 2.85%, 02/05/2031(1)(2)	1,346,051
		KKR CLO Ltd.
	5,530,000	3 mo. USD LIBOR + 1.340%, 3.69%, 04/15/2029(1)(2)	5,563,385
	4,210,000	3 mo. USD LIBOR + 1.560%, 3.92%, 10/18/2028(1)(2)	4,227,615
		Lendmark Funding Trust
	2,875,000	2.83%, 12/22/2025(1)	2,853,135
	3,575,000	3.26%, 04/21/2025(1)	3,580,972
		Madison Park Funding Ltd.
	4,825,000	3 mo. USD LIBOR + 1.160%, 3.52%, 07/23/2029(1)(2)	4,826,448
	3,125,000	3 mo. USD LIBOR + 1.190%, 3.55%, 10/21/2030(1)(2)	3,138,781
	4,525,000	3 mo. USD LIBOR + 1.260%, 3.62%, 07/20/2026(1)(2)	4,527,435
		Magnetite CLO Ltd.
	2,585,000	3 mo. USD LIBOR + 1.300%, 3.65%, 04/15/2026(1)(2)	2,585,000
	3,165,000	3 mo. USD LIBOR + 1.330%, 3.68%, 04/15/2027(1)(2)	3,170,472
		Magnetite Ltd.
	6,481,000	3 mo. USD LIBOR + 1.400%, 3.24%, 11/15/2028(1)(2)	6,501,195
	6,210,000	3 mo. USD LIBOR + 1.000%, 3.36%, 07/25/2026(1)(2)	6,206,864
	3,070,000	3 mo. USD LIBOR + 1.500%, 3.86%, 07/25/2026(1)(2)	3,069,398
	2,370,000	Magnetite VIII Ltd. 3.32%, 04/15/2031(1)(4)(5)	2,370,000
	1,960,366	Marlette Funding Trust 2.36%, 12/15/2024(1)	1,953,083
	5,401,801	MFRA Trust 3.35%, 11/25/2047(1)(3)	5,360,305
		Nationstar HECM Loan Trust
	663,572	1.97%, 05/25/2027(1)	659,113
	1,349,941	2.04%, 09/25/2027(1)(4)	1,344,009
	490,000	2.94%, 05/25/2027(1)	486,188
		NRZ Advance Receivables Trust
	4,895,000	3.11%, 12/15/2050(1)	4,873,202
	4,425,000	3.21%, 02/15/2051(1)	4,388,484

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Asset-Backed - Finance & Insurance - 19.4% - (continued)
		NRZ Excess Spread-Collateralized Notes
$	5,257,026	3.19%, 01/25/2023(1)	$5,224,359
	3,238,116	3.27%, 02/25/2023(1)	3,222,252
	2,005,137	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(3)	1,978,392
	1,395,000	Oak Hill Credit Partners Ltd. 3 mo. USD LIBOR + 1.130%, 3.49%, 07/20/2026(1)(2)	1,395,569
	6,265,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.150%, 2.99%, 11/15/2025(1)(2)	6,263,302
		OCP CLO Ltd.
	4,015,000	3 mo. USD LIBOR + 0.850%, 3.20%, 04/17/2027(1)(2)	4,012,956
	6,080,000	3 mo. USD LIBOR + 1.400%, 3.30%, 11/22/2025(1)(2)	6,095,705
		Octagon Investment Partners Ltd.
	1,126,445	3 mo. USD LIBOR + 1.120%, 3.47%, 07/17/2025(1)(2)	1,127,101
	3,020,000	3 mo. USD LIBOR + 1.320%, 3.68%, 03/17/2030(1)(2)	3,034,886
	3,485,064	OHA Credit Partners Ltd. 3 mo. USD LIBOR + 1.120%, 3.48%, 04/20/2025(1)(2)	3,488,389
		OneMain Financial Issuance Trust
	7,054,000	2.37%, 09/14/2032(1)	6,921,209
	6,393,689	4.10%, 03/20/2028(1)	6,433,712
	265,625	OZLM Funding Ltd. 3 mo. USD LIBOR + 0.900%, 3.26%, 07/22/2029(1)(2)	265,610
	4,470,000	OZLM Ltd. 3 mo. USD LIBOR + 1.450%, 3.81%, 04/30/2027(1)(2)	4,476,432
		Pretium Mortgage Credit Partners LLC
	850,338	3.33%, 12/30/2032(1)(4)	846,903
	1,303,670	3.38%, 01/27/2033(1)(3)	1,297,705
	2,014,849	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	2,005,961
	2,710,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	2,710,451
	3,320,000	Seneca Park CLO Ltd. 3 mo. USD LIBOR + 1.120%, 3.47%, 07/17/2026(1)(2)	3,327,822
	3,420,000	Shackleton CLO 3 mo. USD LIBOR + 1.160%, 3.51%, 07/17/2026(1)(2)	3,422,637
		SoFi Consumer Loan Program LLC
	1,718,981	2.50%, 05/26/2026(1)	1,694,993
	862,151	2.77%, 05/25/2026(1)	855,597
	1,870,804	3.05%, 12/26/2025(1)	1,865,611
	1,630,370	3.09%, 10/27/2025(1)	1,628,466
	1,437,202	3.28%, 01/26/2026(1)	1,437,166
		Sound Point CLO Ltd.
	6,690,000	3.35%, 04/15/2031(1)(4)(5)	6,690,000
	3,000,000	3.65%, 04/18/2031(1)(4)	3,000,000
	2,100,000	3 mo. USD LIBOR + 1.390%, 3.75%, 01/23/2029(1)(2)	2,108,904
		Springleaf Funding Trust
	7,215,000	2.68%, 07/15/2030(1)	7,082,125
	3,940,000	2.90%, 11/15/2029(1)	3,916,916

The accompanying notes are an integral part of these financial statements.

175

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Asset-Backed - Finance & Insurance - 19.4% - (continued)
$	4,175,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	$4,186,699
	6,675,000	STRU BA 9875 AB 3.00%, 02/01/2048(5)	6,424,688
	4,090,000	Symphony CLO L.P. 1 mo. USD LIBOR + 1.750%, 3.65%, 01/09/2023(1)(2)	4,089,288
		Symphony CLO Ltd.
	1,898,000	3 mo. USD LIBOR + 1.180%, 3.53%, 10/17/2026(1)(2)	1,899,742
	3,950,000	3 mo. USD LIBOR + 1.280%, 3.63%, 07/14/2026(1)(2)	3,952,891
	2,740,000	Thacher Park CLO Ltd. 3 mo. USD LIBOR + 1.160%, 3.52%, 10/20/2026(1)(2)	2,742,554
		Towd Point Mortgage Trust
	7,674,378	2.75%, 10/25/2056(1)(4)	7,558,402
	2,193,590	2.75%, 04/25/2057(1)(4)	2,161,639
	5,728,405	2.75%, 06/25/2057(1)(4)	5,623,230
	4,083,967	2.75%, 07/25/2057(1)(4)	4,021,730
	4,335,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.370%, 3.73%, 04/20/2027(1)(2)	4,337,800
	3,312,998	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)(3)	3,298,035
	2,355,000	Venture CLO Ltd. 3 mo. USD LIBOR + 1.300%, 3.66%, 07/20/2030(1)(2)	2,365,185
	6,295,000	Vibrant CLO VI Ltd. 3 mo. USD LIBOR + 1.240%, 3.44%, 06/20/2029(1)(2)	6,319,349
	6,596,214	VOLT LLC 3.38%, 10/25/2047(1)(3)	6,570,427
	1,532,387	VOLT LX LLC 3.25%, 06/25/2047(1)(3)	1,523,659
	1,369,173	VOLT LXII LLC 3.13%, 09/25/2047(1)(3)	1,354,608
	2,442,549	VOLT LXIII LLC 3.00%, 10/25/2047(1)(3)	2,423,570
		Voya CLO Ltd.
	4,220,000	3 mo. USD LIBOR + 0.900%, 3.26%, 01/18/2029(1)(2)	4,216,346
	2,085,000	3.35%, 04/18/2031(1)(4)	2,085,000
	2,030,000	3 mo. USD LIBOR + 1.130%, 3.48%, 10/15/2030(1)(2)	2,034,184
	1,500,000	3 mo. USD LIBOR + 1.250%, 3.60%, 04/17/2030(1)(2)	1,503,521
	1,505,000	3 mo. USD LIBOR + 1.250%, 3.61%, 01/18/2029(1)(2)	1,491,288
	1,975,050	Wendys Funding LLC 3.88%, 03/15/2048(1)	1,935,411
	4,650,000	York CLO Ltd. 3 mo. USD LIBOR + 1.630%, 2.73%, 01/20/2030(1)(2)	4,724,777
	5,625,000	Zais CLO Ltd. 3 mo. USD LIBOR + 1.530%, 3.88%, 10/15/2028(1)(2)	5,638,281

			448,919,169

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Asset-Backed - Home Equity - 1.7%
		GSAA Home Equity Trust
$	27,358	1 mo. USD LIBOR + 0.070%, 1.97%, 12/25/2046(2)	$15,463
	3,413,769	1 mo. USD LIBOR + 0.080%, 1.98%, 02/25/2037(2)	1,814,605
	1,044,523	1 mo. USD LIBOR + 0.090%, 1.99%, 12/25/2036(2)	519,006
	1,827,790	1 mo. USD LIBOR + 0.100%, 2.00%, 03/25/2037(2)	930,308
	1,570,418	1 mo. USD LIBOR + 0.180%, 2.08%, 11/25/2036(2)	792,645
	1,502,425	5.99%, 06/25/2036(4)	742,011
	97,233	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 2.05%, 06/25/2036(2)	83,940
	1,396,499	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.07%, 11/25/2036(2)	639,422
		New Residential Mortgage Loan Trust
	6,264,995	1 mo. USD LIBOR + 1.500%, 3.40%, 06/25/2057(1)(2)	6,446,573
	7,754,712	4.00%, 02/25/2057(1)(4)	7,841,422
	6,966,752	4.00%, 08/27/2057(1)(4)	7,015,551
	3,081,990	4.00%, 12/25/2057(1)(4)	3,127,333
	5,080,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	5,021,420
	489,785	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	255,119
		Soundview Home Loan Trust
	3,391,019	1 mo. USD LIBOR + 0.180%, 2.08%, 07/25/2037(2)	2,939,700
	830,000	1 mo. USD LIBOR + 0.240%, 2.14%, 07/25/2036(2)	729,480
	1,110,000	1 mo. USD LIBOR + 0.250%, 2.15%, 11/25/2036(2)	996,758

			39,910,756

		Collateralized - Mortgage Obligations - 0.2%
	1,881,542	COLT Mortgage Loan Trust 2.61%, 05/27/2047(1)(4)	1,859,545
	3,919,198	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	3,904,873

			5,764,418

		Commercial Mortgage-Backed Securities - 5.5%
		Banc of America Commercial Mortgage Trust
	37,333,768	0.89%, 11/15/2050(4)(6)	2,120,159
	4,511,767	0.97%, 11/15/2054(4)(6)	272,843
		BBCMS Mortgage Trust
	23,842,198	1.69%, 02/15/2050(4)(6)	2,350,435
	7,661,000	1 mo. USD LIBOR + 0.850%, 2.75%, 08/15/2036(1)(2)	7,684,692
	4,207,000	3.67%, 02/15/2050	4,192,265
	11,674,978	Benchmark Mortgage Trust 0.67%, 01/15/2051(4)(6)	468,393
		CFCRE Commercial Mortgage Trust
	1,060,000	3.57%, 06/15/2050	1,043,118
	1,395,000	3.84%, 12/10/2054	1,405,775

The accompanying notes are an integral part of these financial statements.

176

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Commercial Mortgage-Backed Securities - 5.5% - (continued)
		Citigroup Commercial Mortgage Trust
$	22,522,265	1.19%, 07/10/2047(4)(6)	$1,111,429
	15,799,807	1.25%, 04/10/2048(4)(6)	853,197
	687,000	2.77%, 12/10/2045	669,279
	2,992,242	2.94%, 10/10/2049	2,837,072
	570,000	3.33%, 06/10/2046	568,003
	825,000	3.62%, 02/10/2049	821,293
	1,045,000	3.76%, 06/10/2048	1,054,324
	795,000	3.82%, 11/10/2048	804,094
	415,000	4.56%, 03/10/2047(1)(4)	312,647
		Commercial Mortgage Pass-Through Certificates
	14,275,634	0.92%, 02/10/2047(4)(6)	361,224
	360,000	4.24%, 02/10/2047(4)	373,626
	1,825,000	Commercial Mortgage Pass-Through Trust 4.75%, 10/15/2045(1)(4)	1,187,728
		Commercial Mortgage Trust
	4,358,322	1.03%, 08/10/2046(4)(6)	119,929
	2,793,440	2.04%, 07/10/2046(1)(4)(6)	92,949
	380,000	2.54%, 12/10/2045	367,601
	945,249	2.85%, 10/15/2045	922,905
	745,000	2.94%, 01/10/2046	731,216
	735,000	3.10%, 03/10/2046	725,840
	1,025,000	3.21%, 03/10/2046	1,014,876
	1,270,000	3.35%, 02/10/2048	1,248,058
	3,050,000	3.42%, 03/10/2031(1)	3,078,632
	905,000	3.61%, 06/10/2046(4)	912,323
	455,000	3.62%, 07/10/2050	455,331
	1,425,000	3.69%, 08/10/2047	1,437,924
	1,690,000	3.77%, 02/10/2049	1,696,913
	900,000	3.80%, 08/10/2047	912,837
	1,350,000	3.83%, 07/15/2047	1,370,590
	740,000	3.90%, 07/10/2050	752,028
	1,095,125	3.96%, 03/10/2047	1,120,921
	860,000	4.02%, 07/10/2045	882,019
	420,000	4.07%, 02/10/2047(4)	432,512
	390,000	4.21%, 08/10/2046	403,960
	660,000	4.21%, 08/10/2046(4)	684,232
	595,000	4.38%, 07/10/2045(4)	618,443
	805,000	4.73%, 10/15/2045(1)(4)	135,892
	513,258	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	509,046
		CSAIL Commercial Mortgage Trust
	42,926,015	0.97%, 06/15/2057(4)(6)	1,811,486
	1,491,865	1.08%, 04/15/2050(4)(6)	67,432
	5,858,181	1.19%, 11/15/2048(4)(6)	305,154
	10,367,527	1.96%, 01/15/2049(4)(6)	1,024,674
	490,022	3.45%, 08/15/2048	484,842
	670,000	3.50%, 11/15/2049	657,284
	430,000	3.54%, 11/15/2048	426,709
	2,637,000	3.72%, 08/15/2048	2,647,125
	74,000	3.76%, 11/15/2048	74,322
	1,765,000	3.81%, 11/15/2048	1,778,497
	3,281,307	DBUBS Mortgage Trust 0.91%, 11/10/2046(1)(4)(6)	45,314
	1,655,532	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	1,739,428

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Commercial Mortgage-Backed Securities - 5.5% - (continued)
		FREMF Mortgage Trust
$	2,495,000	3.07%, 10/25/2047(1)(4)	$2,480,205
	975,000	3.76%, 11/25/2050(1)(4)	944,034
	910,000	3.80%, 11/25/2049(1)(4)	886,382
	1,320,000	3.88%, 11/25/2050(1)(4)	1,259,841
	1,235,000	4.08%, 09/25/2049(1)(4)	1,221,618
	600,000	4.12%, 03/25/2027(1)(4)	585,235
	1,999,000	4.17%, 07/25/2027(1)(4)	1,994,270
	2,255,000	4.21%, 05/25/2027(1)(4)	2,213,440
	2,710,000	5.44%, 09/25/2043(1)(4)	2,822,448
	282,402	GE Business Loan Trust 1 mo. USD LIBOR + 1.000%, 2.90%, 05/15/2034(1)(2)	263,642
		GS Mortgage Securities Corp.
	2,010,000	2.95%, 11/05/2034(1)	1,950,194
	935,000	3.38%, 05/10/2050	921,536
		GS Mortgage Securities Trust
	23,938,316	0.14%, 07/10/2046(4)(6)	104,072
	3,215,535	1.52%, 08/10/2044(1)(4)(6)	111,522
	890,000	3.63%, 11/10/2047	892,909
	695,000	3.67%, 04/10/2047(1)	263,391
	1,195,000	3.67%, 03/10/2050	1,192,302
	825,000	4.07%, 01/10/2047	848,499
	1,310,000	5.02%, 04/10/2047(1)(4)	869,642
		JP Morgan Chase Commercial Mortgage Securities Trust
	1,325,000	2.73%, 10/15/2045(1)(4)	603,736
	991,343	2.84%, 12/15/2047	968,528
	730,000	4.52%, 12/15/2047(1)(4)	578,044
	970,000	5.59%, 08/15/2046(1)(4)	949,909
		JPMBB Commercial Mortgage Securities Trust
	14,935,562	0.97%, 09/15/2047(4)(6)	413,965
	5,003,436	1.06%, 05/15/2048(4)(6)	160,204
	1,455,000	3.36%, 07/15/2045	1,458,274
	520,061	3.61%, 05/15/2048	519,287
	2,418	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(4)	2,452
	11,560	Lehman Brothers Small Balance Commercial Mortgage Trust 4.59%, 09/25/2030(1)(4)	11,642
		Morgan Stanley Bank of America Merrill Lynch Trust
	4,315,386	1.25%, 10/15/2048(4)(6)	254,369
	9,438,059	1.27%, 12/15/2047(4)(6)	413,805
	700,000	2.92%, 02/15/2046	685,220
	1,465,000	3.13%, 12/15/2048	1,447,225
	880,000	3.18%, 08/15/2045	872,871
	730,173	4.26%, 10/15/2046(4)	756,388
		Morgan Stanley Capital Trust
	15,186,520	0.57%, 09/15/2047(1)(4)(6)	118,317
	7,222,915	1.62%, 06/15/2050(4)(6)	647,617
	495,000	2.78%, 08/15/2049	462,830
	500,000	3.34%, 12/15/2049	487,399
	2,605,000	3.47%, 08/11/2033(1)	2,603,940
	1,160,000	3.60%, 12/15/2049	1,150,387
	425,000	5.31%, 10/12/2052(1)(4)	35,967
	885,000	5.33%, 07/15/2049(1)(4)	756,987

The accompanying notes are an integral part of these financial statements.

177

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Commercial Mortgage-Backed Securities - 5.5% - (continued)
$	705,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(4)	$662,891
		UBS Commercial Mortgage Trust
	5,925,813	1.30%, 08/15/2050(4)(6)	453,449
	935,000	3.43%, 08/15/2050	911,727
		UBS-Barclays Commercial Mortgage Trust
	920,000	2.85%, 12/10/2045	899,571
	2,215,000	3.09%, 08/10/2049	2,198,424
	910,000	3.19%, 03/10/2046	901,940
	1,005,120	3.24%, 04/10/2046	997,624
		Wells Fargo Commercial Mortgage Trust
	12,763,198	1.31%, 05/15/2048(4)(6)	681,930
	914,294	2.92%, 10/15/2045	898,708
	380,000	2.92%, 11/15/2049	358,733
	295,000	2.94%, 10/15/2049	278,846
	10,000	3.17%, 02/15/2048	9,718
	645,000	3.29%, 05/15/2048	631,988
	810,000	3.41%, 12/15/2047	799,725
	605,000	3.41%, 09/15/2058	596,804
	690,000	3.45%, 07/15/2050	674,506
	625,000	3.56%, 01/15/2059	619,999
	1,040,000	3.62%, 09/15/2057	1,036,585
	373,000	3.64%, 03/15/2050	370,294
	1,095,000	3.79%, 09/15/2048	1,103,354
	255,000	4.24%, 05/15/2048(4)	220,412
		WF-RBS Commercial Mortgage Trust
	2,164,310	1.46%, 03/15/2047(4)(6)	100,070
	914,823	2.87%, 11/15/2045	896,926
	1,170,000	2.88%, 12/15/2045	1,147,518
	1,545,000	3.02%, 11/15/2047(1)	897,143
	740,000	3.07%, 03/15/2045	730,280
	350,000	3.35%, 05/15/2045	343,901
	925,000	3.61%, 11/15/2047	925,878
	740,000	3.72%, 05/15/2047	744,905
	660,281	4.00%, 05/15/2047	672,895
	225,000	4.05%, 03/15/2047	231,221
	745,125	4.10%, 03/15/2047	767,885
	345,000	5.00%, 06/15/2044(1)(4)	254,285
	770,000	5.77%, 04/15/2045(1)(4)	748,111
		WFRBS Commercial Mortgage Trust
	1,490,000	3.00%, 08/15/2045	1,472,827
	1,070,000	4.15%, 08/15/2046(4)	1,106,159

			126,712,617

		Whole Loan Collateral CMO - 6.2%
	255,016	Adjustable Rate Mortgage Trust 1 mo. USD LIBOR + 0.540%, 2.44%, 11/25/2035(2)	253,117
		Alternative Loan Trust
	2,034,592	1 mo. USD LIBOR + 0.270%, 2.17%, 01/25/2036(2)	1,953,165
	559,341	1 mo. USD LIBOR + 0.320%, 2.22%, 11/25/2035(2)	504,402
	1,413,204	12 mo. USD MTA + 1.350%, 2.73%, 08/25/2035(2)	1,238,759
	376,231	5.75%, 05/25/2036	285,848
	271,993	6.00%, 05/25/2036	224,798
	187,321	6.00%, 12/25/2036	132,028

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Whole Loan Collateral CMO - 6.2% - (continued)
		Angel Oak Mortgage Trust LLC
$	2,455,126	2.48%, 07/25/2047(1)(4)	$2,405,791
	2,168,973	2.71%, 11/25/2047(1)(4)	2,153,657
	660,366	2.81%, 01/25/2047(1)(4)	648,286
		Banc of America Funding Trust
	740,827	1 mo. USD LIBOR + 0.300%, 2.20%, 05/20/2047(2)	686,934
	2,205,825	5.77%, 05/25/2037(4)	2,193,705
	82,468	5.85%, 01/25/2037(3)	75,718
		Bear Stearns Adjustable Rate Mortgage Trust
	771,618	1 year USD CMT + 2.300%, 3.52%, 10/25/2035(2)	787,870
	426,518	3.64%, 02/25/2036(4)	402,985
	2,284,066	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 2.40%, 01/25/2036(2)	2,391,280
	695,167	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.08%, 10/25/2036(2)	647,853
	632,932	Chase Mortgage Finance Trust 3.48%, 12/25/2035(4)	621,278
		CHL Mortgage Pass-Through Trust
	681,318	1 mo. USD LIBOR + 0.680%, 2.58%, 03/25/2035(2)	628,761
	862,464	3.31%, 11/20/2035(4)	783,958
	343,264	3.46%, 06/20/2035(4)	344,954
	1,377,110	3.48%, 09/25/2047(4)	1,287,991
	588,031	3.80%, 04/20/2036(4)	465,191
	6,724,285	CIM Trust 3.00%, 04/25/2057(1)(4)	6,651,545
		COLT Mortgage Loan Trust
	5,282,488	2.42%, 10/25/2047(1)(4)	5,289,992
	3,082,219	2.93%, 02/25/2048(1)(4)	3,081,999
	1,057,259	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,035,263
	2,422,452	CSMC Trust 3.25%, 04/25/2047(1)(4)	2,374,003
		Deephaven Residential Mortgage Trust
	1,761,335	2.45%, 06/25/2047(1)(4)	1,716,885
	2,436,209	2.58%, 10/25/2047(1)(4)	2,409,696
	1,094,602	2.73%, 12/26/2046(1)(4)	1,075,510
	186,733	DSLA Mortgage Loan Trust 1 mo. USD LIBOR + 0.360%, 2.26%, 01/19/2045(2)	175,413
		Fannie Mae Connecticut Avenue Securities
	1,620,000	1 mo. USD LIBOR + 3.550%, 5.45%, 07/25/2029(2)	1,771,331
	3,190,143	1 mo. USD LIBOR + 4.350%, 6.25%, 05/25/2029(2)	3,562,274
	1,327,712	1 mo. USD LIBOR + 4.900%, 6.80%, 11/25/2024(2)	1,521,637
	758,842	1 mo. USD LIBOR + 5.700%, 7.60%, 04/25/2028(2)	883,098
	593,000	1 mo. USD LIBOR + 6.000%, 7.90%, 09/25/2028(2)	709,770
	2,353,226	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(4)	2,349,004
		GMACM Mortgage Loan Trust
	552,207	3.71%, 09/19/2035(4)	539,862

The accompanying notes are an integral part of these financial statements.

178

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Whole Loan Collateral CMO - 6.2% - (continued)
$	105,849	3.88%, 04/19/2036(4)	$99,624
		GSR Mortgage Loan Trust
	2,830,483	1 mo. USD LIBOR + 0.300%, 2.20%, 01/25/2037(2)	1,663,308
	189,517	3.66%, 10/25/2035(4)	162,462
	1,858,056	3.70%, 01/25/2036(4)	1,832,660
		HarborView Mortgage Loan Trust
	907,667	1 mo. USD LIBOR + 0.190%, 2.09%, 01/19/2038(2)	889,615
	1,780,713	1 mo. USD LIBOR + 0.240%, 2.14%, 12/19/2036(2)	1,647,179
		IndyMac Index Mortgage Loan Trust
	594,478	3.51%, 03/25/2036(4)	532,728
	1,339,496	3.68%, 04/25/2037(4)	1,051,262
	586,737	3.70%, 01/25/2036(4)	583,180
		JP Morgan Mortgage Trust
	574,992	3.65%, 09/25/2035(4)	581,067
	168,908	3.73%, 04/25/2037(4)	164,251
	469,176	3.83%, 05/25/2036(4)	467,046
	670,476	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 2.11%, 07/25/2046(2)	646,056
		LSTAR Securities Investment Ltd.
	1,941,045	1 mo. USD LIBOR + 1.650%, 0.04%, 11/01/2022(1)(2)	1,927,070
	2,287,845	1 mo. USD LIBOR + 1.550%, 3.46%, 02/01/2023(1)(2)	2,270,828
	1,740,752	1 mo. USD LIBOR + 1.750%, 3.66%, 09/01/2022(1)(2)	1,739,916
	3,026,694	1 mo. USD LIBOR + 1.750%, 3.66%, 10/01/2022(1)(2)	3,011,657
	3,109,476	Luminent Mortgage Trust 1 mo. USD LIBOR + 0.190%, 2.09%, 05/25/2046(2)	2,819,165
	2,194,420	MetLife Securitization Trust 3.00%, 04/25/2055(1)(4)	2,155,775
	1,644,216	MFA Trust 2.59%, 02/25/2057(1)(4)	1,613,296
	5,081,372	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	4,995,917
	694,999	Morgan Stanley Mortgage Loan Trust 3.70%, 05/25/2036(4)	519,032
		New Residential Mortgage Loan Trust
	3,913,842	3.75%, 11/26/2035(1)(4)	3,929,892
	3,764,460	3.75%, 11/25/2056(1)(4)	3,770,767
	7,570,568	4.00%, 03/25/2057(1)(4)	7,655,378
	6,277,560	4.00%, 04/25/2057(1)(4)	6,331,246
	5,220,737	4.00%, 05/25/2057(1)(4)	5,281,389
	1,369,910	OBX Trust 1 mo. USD LIBOR + 0.650%, 2.53%, 06/25/2057(1)(2)	1,372,620
	1,392,937	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,368,544
		Residential Accredit Loans, Inc.
	1,673,501	1 mo. USD LIBOR + 0.300%, 2.20%, 04/25/2036(2)	1,546,978
	1,703,651	2.62%, 11/25/2037(4)	1,487,426
	1,306,571	6.00%, 12/25/2035	1,270,653
	904,533	Residential Asset Securitization Trust 5.50%, 06/25/2035	824,914

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 33.7% - (continued)
		Whole Loan Collateral CMO - 6.2% - (continued)
$	632,849	Residential Funding Mortgage Securities, Inc. 3.64%, 08/25/2035(4)	$496,860
	720,688	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	531,999
		Towd Point Mortgage Trust
	3,316,374	2.25%, 04/25/2056(1)(4)	3,251,350
	6,200,868	2.50%, 02/25/2057(1)(4)	6,229,590
	1,157,695	2.75%, 04/25/2055(1)(4)	1,145,877
	2,718,491	2.75%, 08/25/2055(1)(4)	2,680,210
	376,708	3.00%, 03/25/2054(1)(4)	375,052
		WaMu Mortgage Pass-Through Certificates Trust
	604,653	12 mo. MTA + 0.880%, 2.26%, 10/25/2046(2)	541,899
	493,605	12 mo. MTA + 0.980%, 2.36%, 07/25/2046(2)	468,733
	1,289,111	3.18%, 06/25/2037(4)	1,214,446
		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	745,343	12 mo. MTA + 0.830%, 2.21%, 11/25/2046(2)	637,045
	1,388,256	1 mo. USD LIBOR + 0.600%, 2.50%, 07/25/2036(2)	977,814
		Wells Fargo Commercial Mortgage Trust
	30,056,953	1.31%, 09/15/2057(4)(6)	1,534,591
	859,000	3.84%, 09/15/2058	868,876
	411,946	Wells Fargo Mortgage Backed Securities Trust 3.59%, 09/25/2036(4)	409,423

			143,842,277

		Total Asset & Commercial Mortgage Backed Securities (cost $785,747,825)	$781,015,310

CORPORATE BONDS - 30.1%
		Aerospace/Defense - 0.2%
		DAE Funding LLC
$	65,000	4.50%, 08/01/2022(1)	$62,563
	70,000	5.00%, 08/01/2024(1)	67,466
	4,217,000	Lockheed Martin Corp. 4.09%, 09/15/2052	4,010,992

			4,141,021

		Agriculture - 1.3%
		Altria Group, Inc.
	5,895,000	2.85%, 08/09/2022	5,744,133
	740,000	3.88%, 09/16/2046	654,528
		BAT Capital Corp.
	15,350,000	2.30%, 08/14/2020(1)	15,018,141
	2,250,000	4.39%, 08/15/2037(1)	2,157,321
	1,680,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,661,885
		Imperial Brands Finance plc
	1,345,000	2.05%, 07/20/2018(1)	1,342,659
	760,000	2.95%, 07/21/2020(1)	753,207
	1,855,000	3.75%, 07/21/2022(1)	1,856,543
	1,935,000	Reynolds American, Inc. 3.25%, 06/12/2020	1,936,139

			31,124,556

The accompanying notes are an integral part of these financial statements.

179

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Airlines - 0.1%
$	1,485,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	$1,471,588

		Auto Manufacturers - 0.6%
EUR	300,000	BMW Finance N.V. 1.50%, 06/05/2018(7)	362,828
		Daimler Finance North America LLC
$	315,000	2.95%, 05/04/2020	315,000
	2,375,000	3.00%, 02/22/2021(1)	2,353,433
CAD	555,000	Ford Credit Canada Co. 3.70%, 08/02/2018	434,239
$	1,175,000	Ford Motor Co. 5.29%, 12/08/2046	1,128,845
	200,000	Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.000%, 3.33%, 01/09/2020(2)	202,003
		General Motors Co.
	2,070,000	5.40%, 04/01/2048	2,020,612
	965,000	6.25%, 10/02/2043	1,030,664
	945,000	6.75%, 04/01/2046	1,070,265
		General Motors Financial Co., Inc.
	1,125,000	3.55%, 04/09/2021	1,124,162
	375,000	3 mo. USD LIBOR + 1.270%, 3.58%, 10/04/2019(2)	379,640
	1,585,000	3.70%, 05/09/2023	1,559,983
	500,000	3 mo. USD LIBOR + 1.560%, 3.91%, 01/15/2020(2)	508,511
	1,255,000	3.95%, 04/13/2024	1,231,733
EUR	275,000	Volkswagen International Finance N.V. 3 mo. Euribor + 0.300%, 0.00%, 07/16/2018(2)(7)	332,216
	100,000	Volkswagen Leasing GmbH 3.25%, 05/10/2018(7)	120,841

			14,174,975

		Auto Parts & Equipment - 0.0%
$	450,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	420,750
	285,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	271,462

			692,212

		Beverages - 0.6%
		Anheuser-Busch InBev Finance, Inc.
	2,755,000	3.30%, 02/01/2023	2,732,801
	40,000	3.65%, 02/01/2026	39,108
	875,000	4.70%, 02/01/2036	901,286
		Anheuser-Busch InBev Worldwide, Inc.
	1,410,000	3.50%, 01/12/2024	1,403,124
	1,445,000	3.75%, 07/15/2042	1,288,272
	3,125,000	4.75%, 04/15/2058	3,104,516
		Constellation Brands, Inc.
	2,180,000	2.65%, 11/07/2022	2,088,330
	325,000	2.70%, 05/09/2022	313,805
	1,555,000	3.60%, 02/15/2028	1,482,028
	210,000	4.50%, 05/09/2047	205,119
CAD	560,000	Molson Coors International L.P. 2.25%, 09/18/2018	436,607

			13,994,996

		Biotechnology - 0.1%
$	1,490,000	Amgen, Inc. 2.65%, 05/11/2022	1,444,822

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Biotechnology - 0.1% - (continued)
$	755,000	Celgene Corp. 4.63%, 05/15/2044	$730,996
	675,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	674,005

			2,849,823

		Chemicals - 0.5%
	285,000	Chemours Co. 5.38%, 05/15/2027	282,150
	1,060,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	1,010,876
		Methanex Corp.
	1,380,000	4.25%, 12/01/2024	1,363,366
	560,000	5.65%, 12/01/2044	548,864
	285,000	Olin Corp. 5.13%, 09/15/2027	279,300
		Sherwin-Williams Co.
	755,000	3.13%, 06/01/2024	724,417
	1,890,000	3.45%, 06/01/2027	1,786,064
		Syngenta Finance N.V.
	2,575,000	4.44%, 04/24/2023(1)	2,566,243
	1,810,000	4.89%, 04/24/2025(1)	1,791,234
	270,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	275,994

			10,628,508

		Commercial Banks - 9.3%
		Banco Bilbao Vizcaya Argentaria S.A.
	3,600,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(8)(9)	3,479,580
EUR	800,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(7)(9)	1,134,286
$	600,000	5 year USD Swap + 8.262%, 9.00%, 05/09/2018(2)(7)(9)	600,600
EUR	2,000,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(7)(9)	2,568,376
		Banco Santander S.A.
$	3,400,000	3.80%, 02/23/2028	3,218,736
	1,400,000	3.85%, 04/12/2023	1,389,282
		Bank of America Corp.
	8,900,000	2.25%, 04/21/2020	8,763,053
	4,525,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(2)	4,454,244
	5,830,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(2)	5,615,780
	5,285,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	5,081,965
	2,040,000	4.00%, 01/22/2025	2,016,330
	2,945,000	4.20%, 08/26/2024	2,950,243
	2,235,000	7.75%, 05/14/2038	3,039,265
	600,000	Bank of Nova Scotia 3 mo. USD LIBOR + 0.620%, 2.65%, 12/05/2019(2)	604,165
	2,175,000	Barclays Bank plc 2.65%, 01/11/2021	2,137,980
	1,025,000	Barclays plc 5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(7)(9)	1,093,367
		BNP Paribas S.A.
	925,000	2.95%, 05/23/2022(1)	899,201
	2,835,000	3.38%, 01/09/2025(1)	2,713,848

The accompanying notes are an integral part of these financial statements.

180

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Commercial Banks - 9.3% - (continued)
$	830,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(9)	$778,125
	2,265,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(9)	2,439,971
		BPCE S.A.
	1,350,000	2.75%, 01/11/2023(1)	1,294,126
	1,090,000	3.00%, 05/22/2022(1)	1,060,396
	1,275,000	Branch Banking & Trust Co. 1.45%, 05/10/2019	1,259,588
EUR	600,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(7)(9)	840,469
	1,000,000	CaixaBank S.A. 5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(7)(9)	1,355,531
CAD	570,000	Canadian Imperial Bank of Commerce 3 mo. CAD CDOR + 0.480%, 2.16%, 06/01/2018(2)	444,138
$	270,000	Citibank NA 2.68%, 05/01/2020(4)(5)	270,201
		Citigroup, Inc.
	1,890,000	2.70%, 03/30/2021	1,860,126
	1,205,000	2.70%, 10/27/2022	1,160,174
	2,680,000	3 mo. USD LIBOR + 1.100%, 2.99%, 05/17/2024(2)	2,725,560
	500,000	3 mo. USD LIBOR + 0.790%, 3.13%, 01/10/2020(2)	503,553
	535,000	3.20%, 10/21/2026	498,663
	1,010,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(2)	952,669
	835,000	3 mo. USD LIBOR + 1.192%, 4.08%, 04/23/2029(2)	820,256
	295,000	4.30%, 11/20/2026	290,752
	3,815,000	4.45%, 09/29/2027	3,793,804
	94,000	4.65%, 07/30/2045	96,576
	1,680,000	4.75%, 05/18/2046	1,637,551
		Credit Agricole S.A.
	1,695,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(1)(2)	1,588,981
	3,200,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(9)	3,636,000
	5,565,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(9)	5,698,760
	900,000	Deutsche Bank AG 2.70%, 07/13/2020	882,599
		Goldman Sachs Group, Inc.
	460,000	2.00%, 04/25/2019	457,116
	3,040,000	2.35%, 11/15/2021	2,933,859
	560,000	2.60%, 04/23/2020	554,978
	4,682,000	2.75%, 09/15/2020	4,637,484
	2,045,000	2.88%, 02/25/2021	2,020,099
	1,660,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(2)	1,618,871
	500,000	3 mo. USD LIBOR + 0.800%, 2.89%, 12/13/2019(2)	503,823
	2,720,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	2,625,878
	360,000	3 mo. USD LIBOR + 1.160%, 3.52%, 04/23/2020(2)	365,310

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Commercial Banks - 9.3% - (continued)
$	2,520,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(2)	$2,399,108
	4,110,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(2)	3,930,878
CAD	1,095,000	5.00%, 05/03/2018	853,093
$	425,000	5.15%, 05/22/2045	441,929
	2,696,000	6.00%, 06/15/2020	2,850,878
	1,410,000	6.25%, 02/01/2041	1,701,404
	2,415,000	6.75%, 10/01/2037	2,930,331
		HSBC Holdings plc
	1,125,000	2.95%, 05/25/2021	1,112,321
	1,360,000	3.40%, 03/08/2021	1,363,667
	1,125,000	3.60%, 05/25/2023	1,122,982
	2,670,000	4.25%, 08/18/2025	2,640,927
	2,400,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(9)	2,370,480
	2,125,000	5 year USD ICE Swap + 3.453%, 6.25%, 03/23/2023(2)(9)	2,154,240
	355,000	ING Bank N.V. 3 mo. USD LIBOR + 0.610%, 2.45%, 08/15/2019(2)(7)	357,023
		Intesa Sanpaolo S.p.A.
	990,000	3.38%, 01/12/2023(1)	959,114
	1,370,000	3.88%, 01/12/2028(1)	1,279,671
	2,425,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(9)	2,564,437
EUR	325,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(7)(9)	481,266
		JP Morgan Chase & Co.
$	1,110,000	2.30%, 08/15/2021	1,078,722
	5,745,000	2.40%, 06/07/2021	5,596,135
	1,275,000	2.55%, 10/29/2020	1,256,557
	2,190,000	2.70%, 05/18/2023	2,098,857
	3,765,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(2)	3,631,789
	2,430,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(2)	2,301,752
		Morgan Stanley
JPY	100,000,000	0.56%, 05/22/2018(7)	914,919
$	3,945,000	2.50%, 04/21/2021	3,855,029
	1,030,000	2.63%, 11/17/2021	1,002,930
	3,540,000	2.75%, 05/19/2022	3,434,150
	825,000	3.13%, 07/27/2026	768,148
	1,110,000	3 mo. USD LIBOR + 0.850%, 3.21%, 01/24/2019(2)	1,115,575
	5,300,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(2)	5,038,747
	635,000	3.63%, 01/20/2027	612,436
	1,665,000	3.95%, 04/23/2027	1,599,932
	2,710,000	4.00%, 07/23/2025	2,701,910
	230,000	4.35%, 09/08/2026	228,538
	750,000	NRW Bank 3 mo. USD LIBOR + 0.060%, 2.17%, 06/14/2019(2)(7)	750,292
		Royal Bank of Canada
CAD	250,000	1 mo. CAD CDOR + 15.000%, 1.79%, 08/01/2018(2)	194,762
	150,000	3 mo. CAD CDOR + 0.150%, 1.89%, 07/30/2018(2)	116,874
$	4,555,000	2.15%, 10/26/2020	4,452,048

The accompanying notes are an integral part of these financial statements.

181

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Commercial Banks - 9.3% - (continued)
		Royal Bank of Scotland Group plc
$	520,000	5 year USD Swap + 5.720%, 8.00%, 08/10/2025(2)(9)	$568,750
	545,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(9)	596,775
	1,560,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,546,285
		Societe Generale S.A.
	2,225,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(9)	2,358,500
	1,340,000	5 year USD Swap + 6.394%, 8.25%, 11/29/2018(2)(7)(9)	1,375,175
	3,460,000	UBS AG 2.45%, 12/01/2020(1)	3,386,880
		UBS Group AG
EUR	475,000	5 year EUR Swap + 5.287%, 5.75%, 02/19/2022(2)(7)(9)	641,980
$	1,875,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(7)(9)	1,968,750
	2,765,000	5 year USD Swap + 5.464%, 7.13%, 02/19/2020(2)(7)(9)	2,877,580
	2,550,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(1)	2,458,370
		UniCredit S.p.A.
EUR	1,825,000	5 year USD Swap + 4.925%, 5.38%, 06/03/2025(2)(7)(9)	2,199,444
	525,000	5 year EUR Swap + 6.387%, 6.63%, 06/03/2023(2)(7)(9)	689,101
$	620,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(7)(9)	646,350
		Wells Fargo & Co.
	3,175,000	2.63%, 07/22/2022	3,055,414
	1,190,000	3.00%, 04/22/2026	1,099,000
	955,000	3.00%, 10/23/2026	878,782
	4,340,000	3.07%, 01/24/2023	4,224,102
	3,885,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(2)	3,705,186
	1,310,000	4.40%, 06/14/2046	1,228,904
	2,445,000	4.90%, 11/17/2045	2,479,257
	710,000	5.61%, 01/15/2044	786,028

			216,400,752

		Commercial Services - 0.3%
	5,304,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	5,372,952
		Ashtead Capital, Inc.
	210,000	4.13%, 08/15/2025(1)	199,500
	230,000	4.38%, 08/15/2027(1)	217,062
	445,000	Cardtronics, Inc. 5.13%, 08/01/2022	431,650
	265,000	United Rentals North America, Inc. 5.50%, 07/15/2025	271,625

			6,492,789

		Construction Materials - 0.1%
		Standard Industries, Inc.
	145,000	5.00%, 02/15/2027(1)	139,767
	255,000	5.38%, 11/15/2024(1)	258,347
	695,000	6.00%, 10/15/2025(1)	721,062

			1,119,176

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Diversified Financial Services - 0.3%
$	2,375,000	American Express Co. 3.40%, 02/27/2023	$2,356,321
CAD	500,000	Cadillac Fairview Finance Trust 3.64%, 05/09/2018	389,637
$	1,255,000	Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(2)	1,233,616
		Navient Corp.
	100,000	5.88%, 03/25/2021	102,375
	70,000	5.88%, 10/25/2024	68,600
	275,000	6.63%, 07/26/2021	285,698
	395,000	7.25%, 01/25/2022	417,713
	180,000	7.25%, 09/25/2023	188,100
	925,000	Societe Generale S.A. 6.75%, 04/06/2028(1)(4)(9)	918,062

			5,960,122

		Electric - 1.3%
		AES Corp.
	1,405,000	4.00%, 03/15/2021	1,412,446
	195,000	4.50%, 03/15/2023	195,975
	585,000	4.88%, 05/15/2023	588,656
	45,000	5.13%, 09/01/2027	45,675
	1,125,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028(1)	1,073,787
	1,260,000	DTE Energy Co. 1.50%, 10/01/2019	1,231,168
	1,145,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,179,549
	1,710,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,529,327
	1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,506,770
	90,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	89,692
		Exelon Corp.
	370,000	2.45%, 04/15/2021	359,419
	1,880,000	2.85%, 06/15/2020	1,861,263
	515,000	FirstEnergy Corp. 4.25%, 03/15/2023	523,124
	630,000	Fortis, Inc. 2.10%, 10/04/2021	602,430
	6,402,000	Georgia Power Co. 2.00%, 09/08/2020	6,247,169
	1,430,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,384,356
	495,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	564,290
	2,535,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	2,978,060
	2,225,000	South Carolina Electric & Gas Co. 4.50%, 06/01/2064	2,039,665
		Southern Co.
	1,320,000	1.85%, 07/01/2019	1,303,261
	2,550,000	2.75%, 06/15/2020	2,526,587
	490,000	2.95%, 07/01/2023	472,242

			29,714,911

		Electronics - 0.1%
	1,140,000	Fortive Corp. 2.35%, 06/15/2021	1,105,239

The accompanying notes are an integral part of these financial statements.

182

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Engineering & Construction - 0.3%
$	1,100,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	$987,360
		SBA Tower Trust
	4,130,000	3.17%, 04/09/2047(1)	4,068,730
	2,040,000	3.45%, 03/15/2048(1)	2,024,263

			7,080,353

		Entertainment - 0.2%
	2,672,000	Discovery Communications LLC 2.80%, 06/15/2020(1)	2,641,140
	275,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	277,063
		WMG Acquisition Corp.
	425,000	4.88%, 11/01/2024(1)	416,500
	185,000	5.00%, 08/01/2023(1)	183,844

			3,518,547

		Food - 0.1%
	940,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	845,739
	1,640,000	Sysco Corp. 2.50%, 07/15/2021	1,600,810
	285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	283,575

			2,730,124

		Food Service - 0.0%
	580,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	564,775

		Gas - 0.1%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	40,000	5.63%, 05/20/2024	39,800
	365,000	5.88%, 08/20/2026	362,262
	1,595,000	Sempra Energy 2.40%, 02/01/2020	1,574,986

			1,977,048

		Healthcare - Products - 0.4%
		Becton Dickinson and Co.
	4,350,000	3.36%, 06/06/2024	4,185,131
	2,560,000	3.70%, 06/06/2027	2,424,929
	2,340,000	Boston Scientific Corp. 4.00%, 03/01/2028	2,316,429
		Thermo Fisher Scientific, Inc.
	490,000	2.95%, 09/19/2026	453,833
	360,000	3.00%, 04/15/2023	348,781

			9,729,103

		Healthcare - Services - 0.8%
	730,000	Aetna, Inc. 2.80%, 06/15/2023	696,938
		Anthem, Inc.
	3,540,000	3.50%, 08/15/2024	3,441,532
	2,385,000	3.65%, 12/01/2027	2,270,481
	320,000	4.63%, 05/15/2042	313,397
		Community Health Systems, Inc.
	480,000	5.13%, 08/01/2021(8)	442,200
	75,000	6.25%, 03/31/2023	68,437
	9,090,000	Dignity Health 2.64%, 11/01/2019	9,025,925
	181,000	LifePoint Health, Inc. 5.88%, 12/01/2023	178,737

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Healthcare - Services - 0.8% - (continued)
$	255,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	$263,173
		UnitedHealth Group, Inc.
	1,195,000	3.75%, 07/15/2025	1,194,803
	455,000	4.25%, 04/15/2047	457,475
	590,000	4.75%, 07/15/2045	636,496

			18,989,594

		Home Builders - 0.1%
	590,000	Lennar Corp. 4.75%, 11/29/2027(1)	556,075
	285,000	PulteGroup, Inc. 5.50%, 03/01/2026	289,617
	525,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	521,062

			1,366,754

		Insurance - 1.2%
		American International Group, Inc.
	5,311,000	3.38%, 08/15/2020	5,317,205
	1,050,000	4.70%, 07/10/2035	1,053,871
	15,295,000	Assurant, Inc. 3.54%, 03/26/2021(4)	15,370,477
	750,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	755,625
		Genworth Holdings, Inc.
	10,000	4.80%, 02/15/2024	7,900
	350,000	4.90%, 08/15/2023	278,250
	15,000	7.63%, 09/24/2021	14,100
	275,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	427,141
	380,000	MGIC Investment Corp. 5.75%, 08/15/2023	388,550
	2,485,000	Principal Life Global Funding 2.20%, 04/08/2020(1)	2,441,743
	895,000	Willis North America, Inc. 3.60%, 05/15/2024	867,872

			26,922,734

		Internet - 0.5%
		Alibaba Group Holding Ltd.
	3,175,000	3.40%, 12/06/2027	2,989,228
	615,000	4.00%, 12/06/2037	579,230
	1,050,000	4.20%, 12/06/2047	988,099
		Amazon.com, Inc.
	660,000	2.80%, 08/22/2024(1)	635,221
	2,660,000	3.88%, 08/22/2037(1)	2,636,591
		Tencent Holdings Ltd.
	2,300,000	2.99%, 01/19/2023(1)	2,226,839
	1,170,000	3.60%, 01/19/2028(1)	1,111,848

			11,167,056

		Iron/Steel - 0.3%
	475,000	ArcelorMittal 6.13%, 06/01/2025	514,188
	285,000	Commercial Metals Co 5.38%, 07/15/2027	277,875
		Steel Dynamics, Inc.
	710,000	4.13%, 09/15/2025	677,610
	250,000	5.50%, 10/01/2024	256,875
		Vale Overseas Ltd.
	3,915,000	6.25%, 08/10/2026	4,317,853

The accompanying notes are an integral part of these financial statements.

183

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Iron/Steel - 0.3% - (continued)
$	340,000	6.88%, 11/10/2039	$395,080

			6,439,481

		IT Services - 0.2%
		Apple, Inc.
	275,000	3.00%, 02/09/2024	269,145
	740,000	3.35%, 02/09/2027	724,199
	1,490,000	3.45%, 02/09/2045	1,332,962
	615,000	3.85%, 08/04/2046	583,058
		Hewlett Packard Enterprise Co.
	920,000	4.90%, 10/15/2025	945,014
	1,040,000	6.35%, 10/15/2045	1,068,579

			4,922,957

		Leisure Time - 0.0%
	135,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	130,613

		Machinery - Construction & Mining - 0.0%
	345,000	Oshkosh Corp. 5.38%, 03/01/2025	356,212

		Machinery - Diversified - 0.0%
CAD	1,135,000	John Deere Canada Funding, Inc. 2.65%, 07/16/2018	885,883

		Media - 2.1%
		21st Century Fox America, Inc.
$	1,420,000	6.15%, 03/01/2037	1,750,993
	750,000	6.20%, 12/15/2034	916,991
	300,000	Altice U.S. Finance Corp. 5.50%, 05/15/2026(1)	293,250
		CCO Holdings LLC / CCO Holdings Capital Corp.
	150,000	5.13%, 05/01/2027(1)	140,546
	170,000	5.75%, 02/15/2026(1)	168,725
		Charter Communications Operating LLC / Charter Communications Operating Capital
	1,100,000	3.58%, 07/23/2020	1,103,166
	3,790,000	4.20%, 03/15/2028	3,588,467
	3,920,000	4.46%, 07/23/2022	3,996,566
	740,000	5.75%, 04/01/2048	733,920
	3,525,000	6.48%, 10/23/2045	3,778,380
	455,000	Comcast Corp. 3.40%, 07/15/2046	378,050
		Cox Communications, Inc.
	2,530,000	3.15%, 08/15/2024(1)	2,407,313
	280,000	3.35%, 09/15/2026(1)	262,708
	80,000	3.85%, 02/01/2025(1)	79,168
	490,000	4.80%, 02/01/2035(1)	481,249
	310,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	297,538
		Discovery Communications LLC
	1,523,000	3.80%, 03/13/2024	1,499,468
	927,000	3.95%, 06/15/2025(1)	907,813
	785,000	4.90%, 03/11/2026	805,389
	505,000	DISH DBS Corp. 5.88%, 11/15/2024	429,881
	545,000	Liberty Interactive LLC 8.25%, 02/01/2030	585,875
	1,379,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,639,242

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Media - 2.1% - (continued)
		Time Warner Cable LLC
$	1,175,000	4.50%, 09/15/2042	$995,885
	2,145,000	8.75%, 02/14/2019	2,239,356
	3,190,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	4,131,609
		Time Warner, Inc.
	3,030,000	3.80%, 02/15/2027	2,932,036
	3,705,000	4.88%, 03/15/2020	3,826,824
		Viacom, Inc.
	5,520,000	4.25%, 09/01/2023	5,550,512
	719,000	4.38%, 03/15/2043	637,465
	45,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(2)	45,450
	50,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(2)	50,700
	480,000	Videotron Ltd. 5.38%, 06/15/2024(1)	493,200
	2,010,000	Vrio Finco LLC 6.25%, 04/04/2023(1)	2,025,075

			49,172,810

		Mining - 0.3%
		Anglo American Capital plc
	1,500,000	3.63%, 05/14/2020(1)	1,522,487
	1,655,000	3.75%, 04/10/2022(1)	1,639,658
	1,625,000	4.13%, 09/27/2022(1)	1,629,376
	825,000	Corp. Nacional del Cobre de Chile 3.63%, 08/01/2027(1)	784,773
	285,000	FMG Resources August 2006 Pty Ltd. 5.13%, 05/15/2024(1)	281,438
	200,000	Glencore Finance Europe Ltd. 3 mo. USD LIBOR + 1.200%, 2.99%, 05/06/2018(2)(7)	200,030
	425,000	Glencore Funding LLC 3 mo. USD LIBOR + 1.360%, 3.71%, 01/15/2019(2)(7)	427,337
	585,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	602,550

			7,087,649

		Miscellaneous Manufacturing - 0.1%
	1,255,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	1,245,842

		Office/Business Equipment - 0.1%
	1,950,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	1,840,800

		Oil & Gas - 1.8%
	150,000	Aker BP ASA 5.88%, 03/31/2025(1)	155,625
		Anadarko Petroleum Corp.
	1,160,000	3.45%, 07/15/2024	1,116,443
	260,000	4.50%, 07/15/2044	245,926
	265,000	6.60%, 03/15/2046	325,225
	280,000	6.95%, 06/15/2019	291,713
	1,020,000	Andeavor 3.80%, 04/01/2028	981,861
	275,000	Antero Resources Corp. 5.63%, 06/01/2023	280,844
	3,330,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	3,221,311

The accompanying notes are an integral part of these financial statements.

184

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Oil & Gas - 1.8% - (continued)
		Continental Resources, Inc.
$	2,580,000	4.38%, 01/15/2028(1)	$2,536,462
	55,000	4.90%, 06/01/2044	53,900
	195,000	5.00%, 09/15/2022	198,169
	1,000,000	EnCana Corp. 3.90%, 11/15/2021	1,007,263
		Hess Corp.
	2,830,000	4.30%, 04/01/2027	2,751,131
	76,000	6.00%, 01/15/2040	79,417
	1,945,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,235,502
	1,191,000	Marathon Oil Corp. 3.85%, 06/01/2025	1,168,339
	290,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	290,058
		Petrobras Global Finance B.V.
	4,775,000	5.63%, 05/20/2043	3,986,409
	1,220,000	6.75%, 01/27/2041	1,157,780
		Petroleos Mexicanos
	965,000	5.35%, 02/12/2028(1)	918,101
	874,000	6.35%, 02/12/2048(1)	801,458
	195,000	6.50%, 03/13/2027	201,944
	2,090,000	6.63%, 06/15/2035	2,076,415
	3,895,000	6.75%, 09/21/2047	3,760,233
	2,165,000	Phillips 66 3.90%, 03/15/2028	2,128,804
	355,000	QEP Resources, Inc. 5.25%, 05/01/2023	346,125
	1,735,000	Shell International Finance B.V. 4.38%, 05/11/2045	1,802,504
		SM Energy Co.
	170,000	6.13%, 11/15/2022	171,700
	140,000	6.75%, 09/15/2026	142,450
	290,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026(1)	279,850
	2,310,000	Tullow Oil plc 7.00%, 03/01/2025(1)	2,341,878
	1,620,000	Valero Energy Corp. 3.40%, 09/15/2026	1,548,801
	525,000	WPX Energy, Inc. 5.25%, 09/15/2024	528,937
ARS	81,010,352	YPF S.A. 16.50%, 05/09/2022(1)	3,663,014

			42,795,592

		Packaging & Containers - 0.0%
$	690,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	705,525
	265,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	266,656

			972,181

		Pharmaceuticals - 1.2%
	1,955,000	Allergan Funding SCS 3.45%, 03/15/2022	1,922,282
	256,000	Baxalta, Inc. 3.60%, 06/23/2022	253,179
		Cardinal Health, Inc.
	855,000	1.95%, 06/15/2018	854,268
	5,390,000	2.62%, 06/15/2022	5,162,878

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Pharmaceuticals - 1.2% - (continued)
		CVS Health Corp.
$	7,365,000	3.13%, 03/09/2020	$7,365,606
	3,855,000	4.10%, 03/25/2025	3,841,128
	1,640,000	5.05%, 03/25/2048	1,666,070
		Mylan N.V.
	1,180,000	3.15%, 06/15/2021	1,158,365
	1,170,000	3.75%, 12/15/2020	1,173,640
	585,000	Mylan, Inc. 5.20%, 04/15/2048(1)	567,094
	405,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	410,062
	1,920,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,841,892
		Valeant Pharmaceuticals International, Inc.
	245,000	6.50%, 03/15/2022(1)	254,188
	145,000	7.00%, 03/15/2024(1)	152,975

			26,623,627

		Pipelines - 0.9%
		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
	1,935,000	4.25%, 12/01/2027	1,882,209
	155,000	6.25%, 10/15/2022	161,781
		DCP Midstream Operating L.P.
	100,000	3.88%, 03/15/2023	96,500
	200,000	4.95%, 04/01/2022	203,000
	100,000	5.60%, 04/01/2044	98,000
	870,000	Enbridge, Inc. 3.70%, 07/15/2027	822,321
	550,000	Energy Transfer Equity L.P. 5.50%, 06/01/2027	550,000
	185,000	Energy Transfer L.P. 5.95%, 10/01/2043	184,377
	1,250,000	Kinder Morgan, Inc. 5.55%, 06/01/2045	1,280,321
		MPLX L.P.
	920,000	4.00%, 03/15/2028	885,164
	1,575,000	4.13%, 03/01/2027	1,536,778
	540,000	4.70%, 04/15/2048	511,062
	265,000	5.20%, 03/01/2047	271,012
	690,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	670,480
		Sunoco Logistics Partners Operations L.P.
	645,000	4.00%, 10/01/2027	602,310
	1,080,000	4.25%, 04/01/2024	1,062,684
	165,000	5.30%, 04/01/2044	151,980
	170,000	5.35%, 05/15/2045	157,060
	3,035,000	5.40%, 10/01/2047	2,865,633
	30,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	31,950
		Texas Eastern Transmission L.P.
	1,675,000	2.80%, 10/15/2022(1)	1,594,503
	465,000	3.50%, 01/15/2028(1)	438,001
	460,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028(1)	446,155
	2,120,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	2,094,193
	1,670,000	Western Gas Partners L.P. 4.50%, 03/01/2028	1,649,653
		Williams Cos., Inc.
	295,000	3.70%, 01/15/2023	285,324

The accompanying notes are an integral part of these financial statements.

185

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Pipelines - 0.9% - (continued)
$	75,000	4.55%, 06/24/2024	$74,719
	60,000	5.75%, 06/24/2044	62,550
	100,000	7.88%, 09/01/2021	111,000
	625,000	Williams Partners L.P. 4.30%, 03/04/2024	627,475

			21,408,195

		Real Estate Investment Trusts - 0.1%
		Crown Castle International Corp.
	1,460,000	3.15%, 07/15/2023	1,408,521
	580,000	3.20%, 09/01/2024	551,343
		Equinix, Inc.
	95,000	5.38%, 04/01/2023	97,613
	500,000	5.88%, 01/15/2026	517,500
	270,000	Starwood Property Trust, Inc. 4.75%, 03/15/2025(1)	259,875
	37,745	VICI Properties LLC / VICI FC, Inc. 8.00%, 10/15/2023	41,991

			2,876,843

		Retail - 1.1%
		CVS Health Corp.
	18,010,000	2.80%, 07/20/2020	17,898,569
	1,421,000	3.88%, 07/20/2025	1,398,481
	1,420,000	5.13%, 07/20/2045	1,474,908
	265,000	Dollar Tree, Inc. 3.06%, 04/17/2020(4)	265,759
		Home Depot, Inc.
	795,000	3.50%, 09/15/2056	694,176
	260,000	4.20%, 04/01/2043	260,393
	280,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	253,901
	1,900,000	McDonald’s Corp. 3.35%, 04/01/2023	1,895,101
	285,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	270,038
	590,000	United Rentals North America, Inc. 4.88%, 01/15/2028	559,025

			24,970,351

		Semiconductors - 0.5%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	4,500,000	2.38%, 01/15/2020	4,435,918
	2,725,000	3.00%, 01/15/2022	2,656,720
	640,000	3.13%, 01/15/2025	593,386
	2,905,000	3.63%, 01/15/2024	2,822,214
	910,000	Intel Corp. 4.10%, 05/19/2046	913,737
	350,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	349,125
	211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	219,356

			11,990,456

		Software - 0.5%
		First Data Corp.
	280,000	5.00%, 01/15/2024(1)	282,100
	245,000	5.38%, 08/15/2023(1)	249,851
		Microsoft Corp.
	310,000	3.30%, 02/06/2027	303,932

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Software - 0.5% - (continued)
$	1,720,000	3.70%, 08/08/2046	$1,650,273
	1,570,000	3.95%, 08/08/2056	1,535,625
		MSCI, Inc.
	360,000	5.25%, 11/15/2024(1)	367,200
	115,000	5.75%, 08/15/2025(1)	120,141
	215,000	Open Text Corp. 5.88%, 06/01/2026(1)	223,535
	885,000	Oracle Corp. 4.00%, 11/15/2047	861,908
		salesforce.com, Inc.
	1,165,000	3.25%, 04/11/2023	1,155,538
	780,000	3.70%, 04/11/2028	772,500
	3,660,000	Western Digital Corp. 4.75%, 02/15/2026	3,605,100

			11,127,703

		Telecommunications - 2.0%
		AT&T, Inc.
	335,000	3 mo. USD LIBOR + 0.650%, 3.00%, 01/15/2020(2)	337,067
	900,000	4.10%, 02/15/2028(1)	873,347
	705,000	4.25%, 03/01/2027	699,876
	4,451,000	4.30%, 02/15/2030(1)	4,308,482
	835,000	4.50%, 05/15/2035	796,066
	2,790,000	4.75%, 05/15/2046	2,598,466
	2,575,000	5.15%, 02/14/2050	2,608,930
	155,000	5.80%, 02/15/2019	158,564
	4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,417,357
		Nokia Oyj
	1,770,000	4.38%, 06/12/2027	1,641,675
	455,000	6.63%, 05/15/2039	474,338
	380,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	399,950
	385,000	Sprint Corp. 7.13%, 06/15/2024	398,956
	5,305,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 03/20/2028(1)	5,377,944
		Telecom Italia Capital S.A.
	185,000	6.00%, 09/30/2034	191,475
	215,000	7.72%, 06/04/2038	259,075
	4,310,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	4,389,735
		Telefonica Emisiones SAU
	525,000	4.67%, 03/06/2038	520,677
	870,000	4.90%, 03/06/2048	862,891
	3,140,000	5.88%, 07/15/2019	3,247,807
		Verizon Communications, Inc.
	1,971,000	4.27%, 01/15/2036	1,848,246
	465,000	4.40%, 11/01/2034	450,081
	1,150,000	4.50%, 08/10/2033	1,130,853
	2,978,000	4.52%, 09/15/2048	2,761,929
	1,700,000	4.81%, 03/15/2039	1,682,936
	1,630,000	4.86%, 08/21/2046	1,595,393
	1,195,000	5.01%, 08/21/2054	1,158,870
	2,130,000	5.25%, 03/16/2037	2,224,355

			47,415,341

		Transportation - 0.4%
	725,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	853,555

The accompanying notes are an integral part of these financial statements.

186

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Transportation - 0.4% - (continued)
$	2,785,000	CSX Corp. 3.25%, 06/01/2027	$2,634,125
	1,310,000	Delta Airlines, Inc. 3.80%, 04/19/2023	1,299,956
		FedEx Corp.
	2,750,000	4.05%, 02/15/2048	2,504,409
	45,000	4.40%, 01/15/2047	43,764
	585,000	4.55%, 04/01/2046	576,306
	620,000	4.75%, 11/15/2045	627,309
	1,535,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,441,664

			9,981,088

		Total Corporate Bonds (cost $708,030,635)	$696,160,380

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
		Argentina - 0.4%
		Argentina Treasury Bill
	5,936,711	2.97%, 06/15/2018(10)	$5,914,632
	1,762,002	3.03%, 05/24/2018(10)	1,758,716
EUR	1,665,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	1,955,361

			9,628,709

		Canada - 0.0%
CAD	900,000	City of Toronto Canada 4.95%, 06/27/2018	704,803

		Italy - 0.1%
EUR	1,720,000	Italy Buoni Poliennali Del Tesoro 0.25%, 05/15/2018	2,077,433

		Oman - 0.2%
		Oman Government International Bond
$	1,365,000	5.63%, 01/17/2028(1)	1,303,537
	1,905,000	6.75%, 01/17/2048(1)	1,793,363

			3,096,900

		Qatar - 0.1%
	2,600,000	Qatar Government International Bond 5.10%, 04/23/2048(1)	2,576,990

		Saudi Arabia - 0.4%
		Saudi Government International Bond
	4,885,000	4.00%, 04/17/2025(1)	4,815,330
	5,630,000	4.63%, 10/04/2047(1)	5,151,450

			9,966,780

		United Arab Emirates - 0.3%
		Abu Dhabi Government International Bond
	1,250,000	3.13%, 10/11/2027(1)	1,157,530
	6,770,000	4.13%, 10/11/2047(1)	6,182,445

			7,339,975

		Total Foreign Government Obligations (cost $36,764,126)	$35,391,590

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.2%
		Education - 0.1%
$	695,000	Chicago, IL, Board of Education 6.14%, 12/01/2039	$644,001
	1,610,000	Chicago. IL, Board of Education 5.48%, 12/01/2024	1,555,196

			2,199,197

		General - 0.3%
	2,705,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	3,536,328
		Puerto Rico Commonwealth Government Employees Retirement System
	5,400,000	6.15%, 07/01/2038	1,957,500
	2,820,000	6.30%, 07/01/2043	1,022,250

			6,516,078

		General Obligation - 0.8%
		California State, GO Taxable
	3,480,000	7.35%, 11/01/2039	5,003,892
	2,790,000	7.55%, 04/01/2039	4,168,846
		City of Chicago, IL, GO
	2,170,000	7.05%, 01/01/2029	2,310,486
	1,870,000	7.38%, 01/01/2033	2,009,539
		Illinois State, GO
	2,055,000	5.38%, 07/01/2018	2,062,398
	2,920,000	5.88%, 03/01/2019	2,982,225

			18,537,386

		Total Municipal Bonds (cost $27,886,683)	$27,252,661

SENIOR FLOATING RATE INTERESTS - 2.4%(11)
		Advertising - 0.0%
$	468,098	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 09/26/2021	$381,724

		Aerospace/Defense - 0.0%
	359,100	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 12/11/2024	360,224
	613,288	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 05/14/2022	615,704

			975,928

		Agriculture - 0.0%
	290,162	Pinnacle Operating Corp. 1 mo. USD LIBOR + 7.250%, 9.15%, 11/15/2021	272,389

		Auto Manufacturers - 0.0%
	199,500	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 11/06/2024	200,623

		Biotechnology - 0.0%
	525,343	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/15/2022	527,970

		Chemicals - 0.1%
	582,389	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.66%, 03/21/2025	584,089

The accompanying notes are an integral part of these financial statements.

187

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Chemicals - 0.1% - (continued)
$	550,213	Univar, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 07/01/2024	$554,769
	185,000	WR Grace & Co. 0.00%, 04/03/2025(12)	186,041

			1,324,899

		Coal - 0.0%
	306,983	Ascent Resources - Marcellus LLC PRIME + 3.250%, 8.00%, 08/04/2020	169,608
	770,308	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.11%, 03/28/2022	751,289

			920,897

		Commercial Services - 0.1%
	213,925	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 07/12/2024	214,595
	153,685	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 7.91%, 03/24/2025	155,222
	456,731	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/15/2023	458,443
EUR	230,000	Techem GmbH EURIBOR + 3.000%, 3.00%, 10/02/2024	278,123
$	883,325	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/01/2024	888,113
	123,438	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 6.99%, 11/29/2024	124,826
	395,000	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 12/07/2023	396,975

			2,516,297

		Construction Materials - 0.0%
	270,000	Pisces Midco, Inc. 0.00%, 04/12/2025(12)	272,362

		Diversified Financial Services - 0.1%
	495,000	AlixPartners LLP 3 mo. USD LIBOR + 2.750%, 5.05%, 04/04/2024	497,089
	225,000	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/28/2025	224,649
EUR	194,028	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	234,172
$	261,688	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 10/12/2023	263,213

			1,219,123

		Electric - 0.0%
	330,000	Chief Exploration & Development LLC 2 mo. USD LIBOR + 6.500%, 8.42%, 05/16/2021	326,083

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Electric - 0.0% - (continued)
$	216,379	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.65%, 06/02/2024	$218,075
	291,478	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.30%, 02/21/2021	249,132

			793,290

		Electrical Components & Equipment - 0.0%
	100,000	ATS Consolidated, Inc. 1 mo. USD LIBOR + 3.750%, 5.64%, 02/28/2025	100,708

		Energy - Alternate Sources - 0.0%
	245,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 6.36%, 10/31/2024	246,034
	99,750	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 3.250%, 5.15%, 10/30/2024	99,875

			345,909

		Engineering & Construction - 0.0%
	645,125	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.61%, 06/21/2024	651,015
	115,380	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.41%, 03/23/2025	116,773

			767,788

		Entertainment - 0.0%
	428,508	Camelot UK Holdco Ltd. 1 mo. USD LIBOR + 3.250%, 5.15%, 10/03/2023	431,263
	199,500	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 4.73%, 08/14/2024	200,653

			631,916

		Food - 0.1%
	100,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	100,500
	553,991	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/03/2022	558,007
	674,900	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 05/24/2024	677,795

			1,336,302

		Food Service - 0.0%
	114,713	Aramark Services, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 03/11/2025	115,429

		Healthcare - Products - 0.1%
	244,388	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 5.90%, 11/21/2024	246,963
	424,141	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/01/2024	425,502

The accompanying notes are an integral part of these financial statements.

188

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Healthcare - Products - 0.1% - (continued)
$	282,863	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 02/02/2024	$284,560
	238,800	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 09/27/2024	239,548
	221,625	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 09/07/2023	170,467

			1,367,040

		Healthcare - Services - 0.2%
	183,350	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.28%, 07/01/2021	163,755
	134,349	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.000%, 4.98%, 12/31/2019	132,124
	421,037	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.91%, 12/01/2023	422,406
	292,529	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.13%, 04/28/2022	293,845
	600,589	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.61%, 08/18/2022	603,658
	890,603	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 06/07/2023	894,932
	283,207	Opal Acquisition, Inc. 3 mo. USD LIBOR + 4.000%, 6.31%, 11/27/2020	277,543
	815,225	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.55%, 12/31/2022	811,149

			3,599,412

		Household Products - 0.0%
	394,013	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	393,276

		Insurance - 0.2%
		Asurion LLC
	1,128,210	1 mo. USD LIBOR + 2.750%, 4.65%, 08/04/2022	1,135,442
	215,000	1 mo. USD LIBOR + 6.000%, 7.90%, 08/04/2025	220,805
	378,817	Evertec Group LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 04/17/2020	378,344
	230,000	Hub International Ltd. 0.00%, 04/25/2025(12)	231,341
		Sedgwick Claims Management Services, Inc.
	812,691	1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2021	812,861
	580,000	1 mo. USD LIBOR + 5.750%, 7.65%, 02/28/2022	584,350
	527,850	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 05/16/2024	529,608

			3,892,751

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Internet - 0.0%
$	306,958	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 04/04/2021	$294,489

		Leisure Time - 0.1%
	314,213	Aristocrat Leisure Ltd. 3 mo. USD LIBOR + 2.000%, 4.36%, 10/19/2024	315,784
	425,546	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/22/2024	428,917
	988,717	Delta 2 (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/01/2024	987,174
	738,150	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 10/20/2024	743,686

			2,475,561

		Lodging - 0.1%
	572,856	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.24%, 09/15/2023	575,657
	613,463	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/06/2024	614,536
	110,000	Wyndham Hotels & Resorts, Inc. 0.00%, 03/28/2025(12)	110,812

			1,301,005

		Machinery - Diversified - 0.0%
	665,081	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 04/01/2024	668,599
	100,000	Zodiac Pool Solutions LLC 0.00%, 03/31/2025(12)	100,375

			768,974

		Media - 0.2%
	184,075	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.10%, 01/31/2026	181,467
	1,318,047	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 3.91%, 04/30/2025	1,323,227
EUR	100,000	Crown Finance US, Inc. EURIBOR + 2.625%, 2.63%, 02/28/2025	120,666
$	265,000	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 01/25/2026	265,000
	165,000	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/31/2025	166,011
	287,615	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 11/15/2024	288,874
	539,195	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 5.35%, 01/31/2026	530,687
	235,000	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.20%, 03/01/2025	235,221

The accompanying notes are an integral part of these financial statements.

189

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Media - 0.2% - (continued)
$	155,000	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 08/17/2024	$156,356
	380,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(12)	381,585
	655,000	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	656,362

			4,305,456

		Metal Fabricate/Hardware - 0.0%
	271,384	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/21/2024	273,215

		Miscellaneous Manufacturing - 0.0%
EUR	210,000	CTC AcquiCo GmbH 0.00%, 03/07/2025(12)	253,337
$	159,200	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/20/2024	159,627

			412,964

		Oil & Gas - 0.1%
	213,388	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.31%, 06/24/2024	215,255
	485,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.27%, 12/31/2021	544,413
	380,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.44%, 08/23/2021	401,850
	646,774	Fieldwood Energy LLC 3 mo. USD LIBOR + 2.875%, 4.78%, 09/28/2018	648,391
	166,665	Peabody Energy Corp. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	166,945
	352,425	Philadelphia Energy Solutions LLC PRIME + 4.000%, 8.75%, 04/04/2019	320,707
	110,000	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 5.85%, 09/27/2024	110,550

			2,408,111

		Oil & Gas Services - 0.0%
EUR	236,514	EG Group Ltd. 0.00%, 02/06/2025(12)	284,898

		Packaging & Containers - 0.1%
		Berry Global, Inc.
$	725,714	1 mo. USD LIBOR + 2.000%, 3.90%, 02/08/2020	729,648
	390,574	1 mo. USD LIBOR + 2.000%, 3.90%, 10/01/2022	392,933
	120,000	Crown Americas LLC 3 mo. USD LIBOR + 2.000%, 4.31%, 01/29/2025	120,976
	405,900	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.31%, 12/29/2023	407,864

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Packaging & Containers - 0.1% - (continued)
$	143,188	Proampac PG Borrower LLC 1 mo. USD LIBOR + 3.500%, 5.39%, 11/18/2023	$144,190
	1,116,474	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/05/2023	1,123,452

			2,919,063

		Pharmaceuticals - 0.0%
	699,713	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.19%, 04/29/2024	695,340
	264,868	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 04/01/2022	267,683

			963,023

		Real Estate - 0.1%
	1,053,439	DTZ U.S. Borrower LLC 3 mo. USD LIBOR + 3.250%, 5.36%, 11/04/2021	1,054,903
	405,682	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 12/20/2024	407,090

			1,461,993

		REITS - 0.0%
	125,000	Iron Mountain, Inc. 3 mo. USD LIBOR + 1.750%, 3.65%, 01/02/2026	124,454

		Retail - 0.3%
		Albertsons LLC
	776,436	1 mo. USD LIBOR + 2.750%, 4.65%, 08/25/2021	768,671
	354,627	3 mo. USD LIBOR + 3.000%, 5.29%, 12/21/2022	351,747
	994,888	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/31/2023	996,132
	592,025	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.90%, 09/25/2024	595,725
	494,949	Coty, Inc. 1 mo. USD LIBOR + 2.250%, 4.13%, 04/05/2025	494,330
	909,156	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 08/18/2023	912,948
	660,017	Neiman Marcus Group Ltd. LLC 1 mo. USD LIBOR + 3.250%, 5.14%, 10/25/2020	580,214
	493,763	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.79%, 09/12/2024	488,114
	441,608	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 06/27/2023	445,362

			5,633,243

The accompanying notes are an integral part of these financial statements.

190

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
		Software - 0.3%
$	482,575	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.48%, 06/13/2024	$482,083
	643,500	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2024	645,913
	154,547	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.16%, 06/01/2022	155,295
	2,211,197	First Data Corp. 1 mo. USD LIBOR + 2.250%, 4.15%, 04/26/2024	2,218,693
	549,361	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.14%, 07/01/2022	553,827
	735,107	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/01/2022	738,018
	99,750	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 5.500%, 7.86%, 10/31/2022	100,228
	77,144	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 04/16/2025(12)	77,626
	208,502	SS&C Technologies, Inc. 0.00%, 04/16/2025(12)	209,806
	1,753,763	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 06/30/2023	1,764,232

			6,945,721

		Telecommunications - 0.2%
	615,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/22/2024	617,565
	1,405,800	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.44%, 02/02/2024	1,409,314
	220,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 03/01/2026	220,909
	395,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 09/30/2025	394,309
	739,943	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/15/2024	729,244
	318,158	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 01/19/2024	320,385

			3,691,726

		Total Senior Floating Rate Interests (cost $56,351,424)	$56,219,929

U.S. GOVERNMENT AGENCIES - 55.0%
		Mortgage-Backed Agencies - 55.0%
		FHLMC - 17.6%
$	4,400,000	3.50%, 05/01/2033(13)	$4,452,807
	103,290	0.00%, 11/15/2036(14)(15)	93,716
	23,616,539	0.32%, 10/25/2020(4)(6)	95,371

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 55.0% - (continued)
		FHLMC - 17.6% - (continued)
$	18,300,180	0.75%, 03/25/2027(4)(6)	$840,525
	2,566,329	1.75%, 10/15/2042	2,417,436
	9,074,880	2.08%, 08/25/2018(4)(6)	19,498
	1,240,103	2.50%, 12/15/2026(6)	63,645
	1,165,390	2.50%, 03/15/2028(6)	91,643
	883,926	2.50%, 05/15/2028(6)	67,244
	2,577,688	3.00%, 03/15/2028(6)	210,650
	1,402,198	3.00%, 08/01/2029	1,392,712
	1,195,896	3.00%, 05/15/2032(6)	95,800
	699,585	3.00%, 03/15/2033(6)	90,650
	18,139,993	3.00%, 04/01/2033	18,006,652
	42,600,000	3.00%, 05/01/2033(13)	42,248,882
	4,884,685	3.00%, 11/01/2036	4,794,039
	4,297,489	3.00%, 01/01/2037	4,217,745
	4,050,000	3.00%, 08/15/2043	3,870,711
	7,861,248	3.00%, 11/01/2046	7,594,220
	22,176,616	3.00%, 12/01/2046	21,417,242
	5,261,824	3.00%, 02/15/2048	5,201,304
	42,025,000	3.00%, 05/01/2048(13)	40,511,007
	2,700,000	3.43%, 01/25/2027(4)	2,706,798
	1,435,557	3.50%, 06/15/2026(6)	98,149
	489,092	3.50%, 09/15/2026(6)	44,981
	850,844	3.50%, 03/15/2027(6)	75,968
	2,791,534	3.50%, 08/01/2034	2,817,644
	3,491,761	3.50%, 03/15/2041(6)	434,748
	1,237,037	3.50%, 06/01/2046	1,232,140
	6,395,897	3.50%, 10/01/2047	6,356,939
	72,630,000	3.50%, 05/01/2048(13)	72,128,926
	2,708,380	4.00%, 08/01/2025	2,809,249
	484,421	4.00%, 08/15/2026(6)	46,156
	2,815,917	4.00%, 07/15/2027(6)	272,625
	3,528,546	4.00%, 03/15/2028(6)	352,373
	798,986	4.00%, 06/15/2028(6)	84,078
	2,689,380	4.00%, 05/01/2042	2,764,209
	715,778	4.00%, 08/01/2042	735,720
	1,007,351	4.00%, 09/01/2042	1,034,483
	256,434	4.00%, 07/01/2044	263,498
	1,195,593	4.00%, 02/01/2046	1,223,329
	88,385,000	4.00%, 05/01/2048(13)	90,056,024
	464,196	4.50%, 02/01/2039	484,497
	1,040,784	4.50%, 03/15/2041	1,101,421
	4,935,750	4.50%, 05/01/2042	5,195,360
	743,844	4.50%, 09/01/2044	775,790
	4,015,000	4.50%, 05/01/2048(13)	4,180,932
	31,000,000	4.50%, 06/01/2048(13)	32,223,046
	2,018,879	4.75%, 07/15/2039	2,140,677
	144,614	5.00%, 02/01/2028	153,230
	164,136	5.00%, 04/01/2028	173,916
	317,400	5.00%, 01/01/2030	337,107
	11,633	5.00%, 09/01/2031	12,326
	1,085,091	5.00%, 09/15/2033(6)	222,464
	11,594	5.00%, 07/01/2035	12,416
	232,527	5.00%, 04/01/2038	248,941
	381,757	5.00%, 09/01/2039	407,445
	685,135	5.00%, 01/01/2040	734,408
	218,286	5.00%, 08/01/2040	233,088
	12,645	5.00%, 02/01/2041	13,583
	431,512	5.00%, 04/01/2044	462,116
	1,852,949	5.00%, 03/01/2047	1,969,297
	885,596	5.00%, 04/01/2047	940,636
	702,495	5.00%, 06/01/2047	745,836

The accompanying notes are an integral part of these financial statements.

191

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 55.0% - (continued)
		FHLMC - 17.6% - (continued)
$	97,913	5.00%, 11/01/2047	$105,391
	3,120,000	5.00%, 05/01/2048(13)	3,306,408
	949,598	5.50%, 04/15/2036(6)	198,629
	10,529	5.50%, 11/01/2037	11,513
	1,146	5.50%, 02/01/2038	1,257
	47,968	5.50%, 04/01/2038	52,398
	46,313	5.50%, 06/01/2038	50,602
	2,574,743	5.50%, 08/01/2038	2,814,637
	131,046	5.50%, 05/01/2040	143,208
	545,197	5.50%, 08/01/2040	596,021
	504,932	5.50%, 06/01/2041	551,775
	2,011,082	5.50%, 12/15/2046(6)	418,669
	195,088	6.00%, 01/01/2023	203,943
	57,218	6.00%, 11/01/2032	63,471
	127,725	6.00%, 11/01/2033	142,402
	105,241	6.00%, 02/01/2034	117,334
	153,010	6.00%, 07/01/2034	170,543
	50,333	6.00%, 08/01/2034	56,062
	62,104	6.00%, 09/01/2034	69,150
	35,294	6.00%, 01/01/2035	39,014
	40,804	6.00%, 03/01/2035	45,492
	46,830	6.00%, 05/01/2038	51,729
	261,511	6.00%, 06/01/2038	289,887
	684,049	6.00%, 05/15/2039	746,603
	706,873	6.50%, 07/15/2036	777,178

			407,123,384

		FNMA - 26.9%
	13,600,000	3.50%, 06/01/2025(13)	13,741,072
	113,559	0.00%, 03/25/2036(14)(15)	92,698
	939,240	0.00%, 06/25/2036(14)(15)	793,461
	3,441,553	1.41%, 05/25/2046(4)(6)	133,728
	3,132,399	1.45%, 04/25/2055(4)(6)	135,872
	2,554,834	1.57%, 06/25/2055(4)(6)	109,529
	3,197,021	1.57%, 08/25/2044(4)(6)	121,375
	2,785,984	1.75%, 12/25/2042	2,612,003
	1,941,967	2.00%, 09/25/2039	1,818,438
	739,158	2.50%, 06/25/2028(6)	55,676
	480,605	2.50%, 01/01/2043	450,061
	2,461,966	2.50%, 02/01/2043	2,305,602
	1,934,495	2.50%, 03/01/2043	1,811,489
	1,162,376	2.50%, 04/01/2043	1,088,459
	461,495	2.50%, 06/01/2043	431,888
	806,582	2.50%, 08/01/2043	754,512
	837,084	2.50%, 10/01/2046	780,447
	24,534,649	2.50%, 11/01/2046	22,874,779
	14,203,336	2.50%, 12/01/2046	13,242,694
	455,467	2.50%, 01/01/2047	424,656
	2,139,012	2.82%, 07/01/2025	2,087,201
	4,335,000	2.83%, 12/01/2027	4,141,694
	1,850,000	2.84%, 12/01/2025	1,797,556
	3,660,000	2.85%, 12/01/2027	3,497,298
	2,485,000	2.88%, 12/01/2027	2,384,083
	3,300,000	2.91%, 12/01/2027	3,175,817
	4,231,000	2.99%, 12/01/2027	4,082,624
	2,191,582	3.00%, 02/25/2027(6)	171,035
	704,209	3.00%, 09/25/2027(6)	68,141
	4,521,147	3.00%, 01/25/2028(6)	390,821
	2,016,462	3.00%, 02/25/2028(6)	180,842
	2,062,312	3.00%, 04/25/2028(6)	193,619
	1,022,543	3.00%, 01/01/2030	1,017,469

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 55.0% - (continued)
		FNMA - 26.9% - (continued)
$	4,292,538	3.00%, 03/01/2037	$4,215,181
	7,384,235	3.00%, 09/25/2047	7,241,682
	9,757,000	3.00%, 05/01/2048(13)	9,410,931
	1,493,453	3.02%, 03/01/2027	1,457,490
	3,200,000	3.05%, 05/01/2027	3,116,418
	1,987,191	3.07%, 11/01/2027	1,943,470
	7,175,317	3.11%, 04/01/2027	7,038,032
	2,600,000	3.12%, 08/01/2027	2,553,592
	3,017,415	3.15%, 04/01/2027	2,975,641
	2,315,000	3.16%, 04/01/2027	2,280,914
	255,471	3.24%, 12/01/2026	253,696
	95,000	3.29%, 06/01/2029	92,924
	659,892	3.30%, 12/01/2026	658,997
	550,918	3.41%, 11/01/2024	555,925
	2,219,260	3.50%, 05/25/2027(6)	226,957
	1,309,098	3.50%, 10/25/2027(6)	134,778
	1,193,408	3.50%, 05/25/2030(6)	144,057
	463,883	3.50%, 08/25/2030(6)	52,501
	1,108,870	3.50%, 02/25/2031(6)	103,222
	24,515,000	3.50%, 05/01/2033(13)	24,803,767
	862,557	3.50%, 09/25/2035(6)	136,073
	1,752,947	3.50%, 10/01/2044	1,749,021
	1,884,155	3.50%, 02/01/2045	1,876,244
	3,674,302	3.50%, 09/01/2046	3,652,622
	1,606,459	3.50%, 10/01/2046	1,596,974
	751,978	3.50%, 10/25/2046(6)	175,987
	1,267,506	3.50%, 11/01/2046	1,263,774
	1,605,887	3.50%, 09/01/2047	1,596,718
	6,147,489	3.50%, 11/25/2047	6,158,057
	6,348,319	3.50%, 01/01/2048	6,310,556
	1,294,630	3.50%, 02/01/2048	1,289,105
	4,006,744	3.50%, 04/25/2048	4,022,486
	303,178,000	3.50%, 05/01/2048(13)	300,998,908
	302,226	3.89%, 05/01/2030	308,635
	132,182	3.96%, 05/01/2034	136,349
	82,713	3.97%, 05/01/2029	86,393
	776,927	4.00%, 06/01/2025	805,656
	3,083,347	4.00%, 05/25/2027(6)	308,363
	2,208,455	4.00%, 01/25/2038(6)	428,540
	3,339,493	4.00%, 10/01/2040	3,426,770
	1,460,889	4.00%, 11/01/2040	1,499,188
	1,063,296	4.00%, 12/01/2040	1,091,121
	514,570	4.00%, 02/01/2041	528,348
	1,197,089	4.00%, 03/01/2041	1,228,480
	550,033	4.00%, 03/25/2042(6)	85,458
	3,439,412	4.00%, 05/25/2042(6)	471,666
	450,124	4.00%, 08/01/2042	461,931
	1,093,224	4.00%, 09/01/2042	1,121,898
	313,135	4.00%, 11/25/2042(6)	46,462
	260,016	4.00%, 03/01/2045	265,321
	1,277,130	4.00%, 07/01/2045	1,309,893
	611,803	4.00%, 05/01/2046	623,673
	1,316,381	4.00%, 06/01/2046	1,341,899
	1,419,022	4.00%, 04/01/2047	1,455,593
	60,790,000	4.00%, 05/01/2048(13)	61,915,563
	417,766	4.50%, 08/01/2024	433,708
	33,521	4.50%, 04/01/2025	34,798
	607,941	4.50%, 07/25/2027(6)	65,503
	930,446	4.50%, 09/01/2035	974,279
	247,950	4.50%, 08/01/2040	261,143
	2,815,332	4.50%, 10/01/2040	2,963,046

The accompanying notes are an integral part of these financial statements.

192

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 55.0% - (continued)
		FNMA - 26.9% - (continued)
$	1,235,760	4.50%, 10/01/2041	$1,300,540
	1,104,764	4.50%, 09/01/2043	1,162,624
	26,105,000	4.50%, 05/01/2048(13)	27,192,028
	215	5.00%, 05/01/2018	218
	2,445	5.00%, 06/01/2018	2,483
	657	5.00%, 07/01/2018	667
	18,021	5.00%, 12/01/2019	18,421
	159,505	5.00%, 01/01/2022	162,341
	316,437	5.00%, 04/25/2038	330,232
	7,600,000	5.00%, 05/01/2048(13)	8,069,953
	339,397	5.46%, 05/25/2042(4)(6)	35,605
	74	5.50%, 11/01/2018	74
	24,162	5.50%, 08/01/2019	24,337
	22,953	5.50%, 09/01/2019	23,123
	26,881	5.50%, 10/01/2019	27,104
	5,119	5.50%, 05/01/2020	5,186
	346,728	5.50%, 06/01/2022	357,886
	174,034	5.50%, 06/01/2033	191,369
	641,012	5.50%, 07/01/2033	699,336
	48,002	5.50%, 08/01/2033	52,145
	2,404,481	5.50%, 11/01/2035	2,633,343
	597,097	5.50%, 04/01/2036	653,660
	515,538	5.50%, 04/25/2037	556,757
	996,297	5.50%, 11/01/2037	1,088,590
	1,283,372	5.50%, 06/25/2042(6)	285,556
	1,365,878	5.50%, 07/25/2045(6)	298,311
	10,534	6.00%, 11/01/2031	11,657
	183,750	6.00%, 12/01/2032	206,908
	233,504	6.00%, 03/01/2033	260,531
	556,941	6.00%, 02/01/2037	620,757
	360,818	6.00%, 12/01/2037	401,558
	181,603	6.00%, 03/01/2038	202,687
	177,562	6.00%, 10/01/2038	197,195
	1,863,590	6.00%, 09/25/2047(6)	436,087
	2,314	7.50%, 12/01/2029	2,406
	13,357	7.50%, 03/01/2030	15,269
	23,765	7.50%, 09/01/2031	24,977
	2,940,000	3.19%, 02/25/2030	2,814,130
	1,365,752	2.00%, 08/25/2043	1,270,514

			622,369,581

		GNMA - 10.5%
	1,000,000	5.50%, 05/01/2048(13)	1,081,607
	17,525,000	5.00%, 05/01/2048(13)	18,407,328
	494,026	1.75%, 09/20/2043	466,533
	1,365,000	2.00%, 10/20/2042	1,010,796
	1,933,806	2.50%, 12/16/2039	1,878,127
	1,006,377	3.00%, 09/20/2028(6)	89,204
	206,214	3.00%, 11/15/2042	201,993
	586,720	3.00%, 02/16/2043(6)	96,769
	196,548	3.00%, 06/15/2043	193,198
	210,338	3.00%, 10/15/2044	205,892
	263,999	3.00%, 02/15/2045	257,832
	140,412	3.00%, 03/15/2045	137,132
	950,758	3.00%, 05/20/2047	825,227
	1,399,244	3.00%, 09/20/2047	1,180,805
	53,942,141	3.00%, 11/20/2047	52,625,987
	437,987	3.50%, 02/16/2027(6)	40,281
	1,061,960	3.50%, 03/20/2027(6)	107,286
	1,050,261	3.50%, 07/20/2040(6)	122,937
	1,427,428	3.50%, 02/20/2041(6)	176,685

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 55.0% - (continued)
		GNMA - 10.5% - (continued)
$	2,402,481	3.50%, 04/20/2042(6)	$325,095
	607,492	3.50%, 05/15/2042	610,159
	3,587,442	3.50%, 10/20/2042(6)	754,371
	1,428,344	3.50%, 12/15/2042	1,437,798
	1,199,244	3.50%, 03/15/2043	1,207,176
	1,216,689	3.50%, 04/15/2043	1,224,736
	4,165,420	3.50%, 05/15/2043	4,189,222
	463,098	3.50%, 05/20/2043(6)	88,894
	1,912,839	3.50%, 07/20/2043(6)	290,806
	11,009,959	3.50%, 08/20/2047	11,035,358
	44,117,000	3.50%, 05/01/2048(13)	44,172,146
	325,741	4.00%, 12/16/2026(6)	29,399
	4,183,239	4.00%, 05/20/2029(6)	418,600
	2,723,768	4.00%, 09/20/2040	2,815,024
	385,627	4.00%, 10/20/2040	398,486
	718,273	4.00%, 12/20/2040	744,940
	344,248	4.00%, 05/16/2042(6)	50,803
	676,507	4.00%, 03/20/2043(6)	153,837
	236,869	4.00%, 01/20/2044(6)	53,919
	2,335,080	4.00%, 03/20/2047(6)	453,569
	3,536,530	4.00%, 07/20/2047(6)	709,611
	4,923,543	4.00%, 10/20/2047	5,041,560
	5,954,845	4.00%, 11/20/2047	6,110,496
	5,291,420	4.00%, 03/20/2048	5,432,621
	11,980,000	4.00%, 05/01/2048(13)	12,253,294
	42,210	4.50%, 07/15/2033	43,893
	117,310	4.50%, 05/15/2040	123,667
	18,400,000	4.50%, 06/01/2040(13)	19,056,937
	556,089	4.50%, 06/15/2041	585,957
	1,758,117	4.50%, 06/20/2044	1,853,330
	1,489,901	4.50%, 10/20/2044	1,567,120
	1,028,833	4.50%, 04/20/2045(6)	240,154
	1,440,486	4.50%, 01/20/2046	1,511,085
	18,420,000	4.50%, 05/01/2048(13)	19,112,189
	2,834,627	5.00%, 02/16/2040(6)	722,092
	947,806	5.00%, 06/15/2041	1,014,874
	1,317,188	5.00%, 10/16/2041(6)	224,988
	1,495,313	5.00%, 03/15/2044	1,601,205
	2,096,842	5.00%, 06/20/2046(6)	445,287
	709,283	5.00%, 01/16/2047(6)	172,476
	522,620	5.50%, 05/15/2033	575,312
	46,437	5.50%, 06/15/2035	50,961
	46,959	5.50%, 04/15/2038	50,951
	2,121,446	5.50%, 03/20/2039(6)	483,986
	1,986,823	5.50%, 02/16/2047(6)	447,057
	1,194,362	5.50%, 02/20/2047(6)	252,282
	72,979	6.00%, 02/15/2029	81,346
	127,285	6.00%, 11/15/2032	142,809
	138,442	6.00%, 02/15/2033	154,314
	42,650	6.00%, 07/15/2033	47,756
	63,657	6.00%, 10/15/2034	70,955
	477,970	6.00%, 03/15/2036	537,734
	5,008	6.00%, 05/15/2036	5,607
	140,044	6.00%, 10/15/2036	157,151
	72,153	6.00%, 01/15/2037	81,116
	141,494	6.00%, 02/15/2037	158,737
	259,101	6.00%, 06/15/2037	291,045
	108,903	6.00%, 11/15/2037	121,465
	73,021	6.00%, 06/15/2038	82,244
	159,222	6.00%, 08/15/2038	177,477
	241,837	6.00%, 10/15/2038	269,563

The accompanying notes are an integral part of these financial statements.

193

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 55.0% - (continued)
		GNMA - 10.5% - (continued)
$	233,739	6.00%, 11/15/2038	$262,269
	120,097	6.00%, 12/15/2038	134,067
	99,615	6.00%, 01/15/2039	111,068
	2,803	6.00%, 03/15/2039	3,125
	424,729	6.00%, 04/15/2039	473,423
	432,500	6.00%, 08/15/2039	482,085
	20,720	6.00%, 09/15/2039	23,096
	58,951	6.00%, 11/15/2039	65,710
	29,406	6.00%, 06/15/2040	32,777
	2,516,689	6.00%, 09/20/2040(6)	598,947
	173,195	6.00%, 12/15/2040	193,052
	588,697	6.00%, 06/15/2041	656,190
	1,872,611	6.00%, 02/20/2046(6)	432,297
	14,885	6.50%, 09/15/2028	16,649
	2,505	6.50%, 10/15/2028	2,802
	4,978	6.50%, 12/15/2028	5,568
	51,131	6.50%, 05/15/2029	57,191
	86,683	6.50%, 08/15/2031	96,956
	4,271	6.50%, 09/15/2031	4,777
	56,575	6.50%, 10/15/2031	63,280
	156,930	6.50%, 11/15/2031	175,529
	32,571	6.50%, 01/15/2032	36,431
	26,447	6.50%, 03/15/2032	29,581
	7,189	6.50%, 04/15/2032	8,041
	13,439	6.50%, 07/15/2032	15,032
	173,718	3.00%, 07/15/2043	170,758
	728,056	3.00%, 04/15/2045	711,051
	6,839,476	3.00%, 07/15/2045	6,679,720
	174,195	3.00%, 06/15/2045	170,126

			243,334,259

			1,272,827,224

		Total U.S. Government Agencies (cost $1,287,075,387)	$1,272,827,224

U.S. GOVERNMENT SECURITIES - 8.0%
		U.S. Treasury Securities - 8.0%
		U.S. Treasury Bonds
$	16,530,000	2.50%, 02/15/2045	$14,746,568
	7,800,000	2.50%, 02/15/2046	6,933,469
	6,525,000	2.88%, 08/15/2045(16)	6,261,706
	23,034,000	2.88%, 11/15/2046(16)	22,069,451
	3,440,000	3.00%, 11/15/2044	3,385,041
	9,045,000	3.00%, 05/15/2045(17)(18)	8,895,192
	8,485,000	3.00%, 11/15/2045	8,340,821
	31,854,000	3.13%, 08/15/2044(16)	32,069,264
	530,000	3.38%, 05/15/2044	557,266
	3,560,000	3.63%, 02/15/2044	3,900,564

			107,159,342

		U.S. Treasury Notes
	5,259,604	0.25%, 01/15/2025(19)	5,102,543
	61,785,781	0.38%, 07/15/2027(19)	59,912,692
	12,939,466	0.63%, 01/15/2026(19)	12,837,034

			77,852,269

			185,011,611

		Total U.S. Government Securities (cost $191,306,196)	$185,011,611

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
		Energy - 0.0%
	8,492	Templar Energy LLC Class A*	$8,492

		Utilities - 0.0%
	350,000	TCEH Corp.*(20)(21)(22)	—

		Total Common Stocks (cost $72,709)	$8,492

PREFERRED STOCKS - 0.0%
		Banks - 0.0%
	469	U.S. Bancorp Series A 3 mo. USD LIBOR + 1.020%, 3.50%(2)(9)	$435,232

		Total Preferred Stocks (cost $332,990)	$435,232

		Total Long-Term Investments (cost $3,093,567,975)	$3,054,322,429

SHORT-TERM INVESTMENTS - 5.4%
		Commercial Paper - 0.1%
	250,000	Bell Canada Co. 2.48%, 07/12/2018(10)	$248,795
	250,000	Caisse des Depots et Consignations 2.19%, 07/23/2018(10)	248,710
	500,000	CBS Corp. 2.21%, 05/22/2018(10)	499,335
	750,000	Ontario Teachers Finance 2.29%, 07/24/2018(10)	746,038
		TransCanada PipeLines Ltd.
	500,000	1.22%, 05/02/2018(10)	499,967
	750,000	2.28%, 05/16/2018(10)	749,250
	500,000	VW CR, Inc. 2.62%, 06/22/2018(10)	498,108

			3,490,203

		Foreign Government Obligations - 1.1%
EUR	1,865,000	Italy Buoni Ordinari del Tesoro BOT 0.45%, 07/31/2018(10)	2,254,757
		Japan Treasury Discount Bill
JPY	35,750,000	0.01%, 05/01/2018(10)	327,022
	359,800,000	0.13%, 07/09/2018(10)	3,292,094
	577,000,000	0.14%, 07/23/2018(10)	5,279,766
	300,000,000	0.15%, 05/14/2018(10)	2,744,386
	268,150,000	0.15%, 06/18/2018(10)	2,453,387
	469,550,000	0.21%, 06/04/2018(10)	4,296,034
EUR	4,440,000	Spain Letras del Tesoro 0.48%, 05/11/2018 - 08/17/2018(10)	5,365,796

			26,013,242

		Other Investment Pools & Funds - 4.1%
	95,137,500	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(23)	95,137,500

		Securities Lending Collateral - 0.1%
	64,900	Citibank NA DDCA, 1.50%, 5/1/2018(23)	64,900
	690,664	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(23)	690,664

The accompanying notes are an integral part of these financial statements.

194

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 5.4% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
542,436	Invesco Government & Agency Portfolio, 1.60%(23)	$542,436

		1,298,000

	Total Short-Term Investments (cost $126,423,724)	$125,938,945

Total Investments Excluding Purchased Options (cost $3,219,991,699)	137.3%	$3,180,261,374

Total Purchased Options (cost $6,708,246)	0.3%	$6,017,702

Total Investments (cost $3,226,699,945)	137.6%	$3,186,279,076
Other Assets and Liabilities	(37.6)%	(869,872,486)

Total Net Assets	100.0%	$2,316,406,590

The accompanying notes are an integral part of these financial statements.

195

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $786,678,013, which represented 34.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $15,754,688 at April 30, 2018.

(6)	Securities disclosed are interest-only strips.

(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $21,937,761, which represented 0.9% of total net assets.

(8)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(10)	The rate shown represents current yield to maturity.

(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(13)	Represents or includes a TBA transaction.

(14)	Security is a zero-coupon bond.

(15)	Securities disclosed are principal-only strips.

(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(17)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(18)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(20)	Investment valued using significant unobservable inputs.

(21)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

196

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(22)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.

(23)	Current yield as of period end.

OTC Swaption Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Pay	08/02/27	USD	2,400,000	2,400,000	$238,064	$280,800	$(42,736)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	BCLY	2.45%	Receive	08/02/27	USD	9,600,000	9,600,000	952,255	1,384,211	(431,956)

Total Calls							12,000,000	$1,190,319	$1,665,011	$(474,692)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/28/19	BCLY	2.45%	Pay	08/02/27	USD	9,600,000	9,600,000	$2,005,468	$1,890,348	$115,120
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	41,335,000	41,335,000	593,821	673,761	(79,940)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	55,775,000	55,775,000	801,266	914,710	(113,444)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	64,420,000	64,420,000	925,461	1,082,256	(156,795)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Receive	08/02/27	USD	2,400,000	2,400,000	501,367	482,160	19,207

Total Puts							173,530,000	$4,827,383	$5,043,235	$(215,852)

Total purchased swaption contracts							185,530,000	$6,017,702	$6,708,246	$(690,544)

Exchange-Traded Options Contracts Outstanding at April 30, 2018
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
U.S. Treasury 10-Year Future Option	119.25 USD	05/25/18	(105)	USD	(105,000)	$(70,547)	$(55,564)	$(14,983)

Puts
U.S. Treasury 10-Year Future Option	119.25 USD	05/25/18	(105)	USD	(105,000)	$(31,172)	$(50,642)	$19,470

Total written option contracts					(210,000)	$(101,719)	$(106,206)	$4,487

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Euro Future	925	03/18/2019	$224,879,063	$(82,920)
U.S. Treasury 2-Year Note Future	680	06/29/2018	144,191,876	(200,523)
U.S. Treasury 5-Year Note Future	2,378	06/29/2018	269,921,579	(1,504,156)
U.S. Treasury 10-Year Note Future	152	06/20/2018	18,183,000	6,128

The accompanying notes are an integral part of these financial statements.

197

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Futures Contracts Outstanding at April 30, 2018 - (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts: - (continued)
U.S. Treasury Long Bond Future	202	06/20/2018	$29,056,437	$56,923
U.S. Treasury Ultra Bond Future	87	06/20/2018	13,669,876	(93,848)

Total				$(1,818,396)

Short position contracts:
90-Day Euro Future	925	03/16/2020	$224,335,625	$240,143
U.S. Treasury 10-Year Ultra Future	396	06/20/2018	50,644,688	42,486

Total				$282,629

Total futures contracts				$(1,535,767)

TBA Sale Commitments Outstanding at April 30, 2018
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 2.50%	$41,755,000	05/01/2033	$(40,612,446)	$167,570
FNMA, 2.50%	41,655,000	05/01/2048	(38,806,369)	312,997
FNMA, 3.00%	57,641,000	05/01/2033	(57,177,169)	289,210
FNMA, 3.00%	65,100,000	05/01/2048	(62,790,981)	514,421
FNMA, 4.50%	62,620,000	05/01/2048	(65,227,534)	55,738
FNMA, 4.50%	43,400,000	06/01/2048	(45,125,827)	(7,991)
FNMA, 5.50%	5,650,000	05/01/2048	(6,111,521)	18,729
GNMA, 3.00%	10,750,000	05/01/2048	(10,478,311)	60,888
GNMA II, 4.00%	30,900,000	05/01/2048	(31,604,906)	124,324

Total (proceeds receivable $359,470,950)			$(357,935,064)	$1,535,886

At April 30, 2018, the aggregate market value of TBA Sale Commitments represented (15.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	5,827	(0.18%)	07/25/45	Monthly	$87	$—	$109	$22
ABX.HE.AAA.07	GSC	USD	166,018	(0.09%)	08/25/37	Monthly	35,272	—	7,883	(27,389)
ABX.HE.AAA.07	GSC	USD	727,159	(0.09%)	08/25/37	Monthly	155,286	—	34,529	(120,757)
ABX.HE.AAA.07	CSI	USD	1,577,171	(0.09%)	08/25/37	Monthly	387,267	—	60,189	(327,078)
ABX.HE.PENAAA.06	MSC	USD	295,870	(0.11%)	05/25/46	Monthly	32,296	—	18,857	(13,439)
ABX.HE.PENAAA.06	JPM	USD	977,711	(0.11%)	05/25/46	Monthly	106,471	—	62,312	(44,159)
ABX.HE.PENAAA.06	GSC	USD	788,787	(0.11%)	05/25/46	Monthly	195,098	—	50,271	(144,827)
CMBX.NA.A.7	MSC	USD	410,000	(2.00%)	01/17/47	Monthly	5,384	—	4,745	(639)
CMBX.NA.A.7	JPM	USD	1,235,000	(2.00%)	01/17/47	Monthly	46,028	—	14,292	(31,736)
CMBX.NA.A.9	DEUT	USD	165,000	(2.00%)	09/17/58	Monthly	3,848	—	4,750	902
CMBX.NA.A.9	MSC	USD	1,940,000	(2.00%)	09/17/58	Monthly	66,499	—	56,066	(10,433)
CMBX.NA.A.9	DEUT	USD	760,000	(2.00%)	09/17/58	Monthly	37,546	—	21,922	(15,624)
CMBX.NA.A.9	MSC	USD	1,170,000	(2.00%)	09/17/58	Monthly	50,595	—	33,813	(16,782)
CMBX.NA.AA.8	DEUT	USD	310,000	(1.50%)	10/17/57	Monthly	3,947	—	1,560	(2,387)
CMBX.NA.AA.8	MSC	USD	925,000	(1.50%)	10/17/57	Monthly	36,249	—	4,653	(31,596)
CMBX.NA.AAA.8	MSC	USD	1,410,000	(0.50%)	10/17/57	Monthly	12,197	—	(7,327)	(19,524)
CMBX.NA.AAA.9	CSI	USD	1,275,000	(0.50%)	09/17/58	Monthly	13,782	—	(2,513)	(16,295)
CMBX.NA.AAA.9	MSC	USD	3,785,000	(0.50%)	09/17/58	Monthly	46,467	—	(7,409)	(53,876)

The accompanying notes are an integral part of these financial statements.

198

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2018 - (continued)
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - continued
Buy protection: - continued
CMBX.NA.AAA.9	MSC	USD	1,420,000	(0.50%)	09/17/58	Monthly	$20,082	$—	$(2,780)	$(22,862)
CMBX.NA.AS.7	GSC	USD	115,000	(1.00%)	01/17/47	Monthly	3,126	—	(2,081)	(5,207)
CMBX.NA.AS.7	CSI	USD	325,000	(1.00%)	01/17/47	Monthly	5,699	—	(5,891)	(11,590)
CMBX.NA.AS.8	DEUT	USD	245,000	(1.00%)	10/17/57	Monthly	—	(432)	(3,631)	(3,199)
CMBX.NA.AS.8	DEUT	USD	730,000	(1.00%)	10/17/57	Monthly	52,026	—	(10,818)	(62,844)
CMBX.NA.BBB-.11	MSC	USD	1,835,000	(3.00%)	11/18/54	Monthly	114,181	—	171,909	57,728
CMBX.NA.BBB-.11	DEUT	USD	895,000	(3.00%)	11/18/54	Monthly	89,316	—	83,846	(5,470)
CMBX.NA.BBB.10	MSC	USD	1,130,000	(3.00%)	11/17/59	Monthly	86,357	—	104,688	18,331
CMBX.NA.BBB.10	MSC	USD	45,000	(3.00%)	11/17/59	Monthly	4,327	—	4,169	(158)
CMBX.NA.BBB.10	MSC	USD	7,680,000	(3.00%)	11/17/59	Monthly	784,185	—	711,507	(72,678)
CMBX.NA.BBB.10	MSC	USD	5,025,000	(3.00%)	11/17/59	Monthly	558,378	—	465,536	(92,842)
CMBX.NA.BBB.7	CSI	USD	1,255,000	(3.00%)	01/17/47	Monthly	117,220	—	115,182	(2,038)
CMBX.NA.BBB.7	MSC	USD	2,110,000	(3.00%)	01/17/47	Monthly	151,923	—	194,004	42,081
CMBX.NA.BBB.7	CSI	USD	2,070,000	(3.00%)	01/17/47	Monthly	170,129	—	189,982	19,853
CMBX.NA.BBB.7	GSC	USD	1,635,000	(3.00%)	01/17/47	Monthly	146,647	—	150,058	3,411
CMBX.NA.BBB.9	MSC	USD	520,000	(3.00%)	09/17/58	Monthly	55,445	—	58,032	2,587
CMBX.NA.BBB.9	DEUT	USD	235,000	(3.00%)	09/17/58	Monthly	23,864	—	26,187	2,323
CMBX.NA.BBB.9	JPM	USD	885,000	(3.00%)	09/17/58	Monthly	98,963	—	98,766	(197)
CMBX.NA.BBB.9	GSC	USD	1,450,000	(3.00%)	09/17/58	Monthly	162,589	—	161,820	(769)
CMBX.NA.BBB.9	MSC	USD	1,625,000	(3.00%)	09/17/58	Monthly	189,504	—	181,079	(8,425)
CMBX.NA.BBB.9	DEUT	USD	2,245,000	(3.00%)	09/17/58	Monthly	268,979	—	250,542	(18,437)
CMBX.NA.BBB.9	JPM	USD	2,425,000	(3.00%)	09/17/58	Monthly	295,641	—	270,629	(25,012)
PrimeX.ARM.2 (20)	MSC	USD	184,193	(4.58%)	12/25/37	Monthly	—	(400)	(145)	255

Total							$4,632,900	$(832)	$3,571,292	$(1,060,776)

Sell protection:
ABX.HE.AAA.06	MSC	USD	5,827	0.18%	07/25/45	Monthly	$—	$—	$(109)	$(109)
ABX.HE.AAA.07	MSC	USD	166,018	0.09%	08/25/37	Monthly	1,600	—	(7,883)	(9,483)
ABX.HE.AAA.07	MSC	USD	727,158	0.09%	08/25/37	Monthly	6,997	—	(34,529)	(41,526)
ABX.HE.AAA.07	MSC	USD	1,577,170	0.09%	08/25/37	Monthly	15,199	—	(74,891)	(90,090)
ABX.HE.PENAAA.06	BCLY	USD	2,062,371	0.11%	05/25/46	Monthly	—	(54,414)	(131,445)	(77,031)
CMBX.NA.A.6	GSC	USD	1,210,000	2.00%	05/11/63	Monthly	15,795	—	(31,492)	(47,287)
CMBX.NA.BB.6	GSC	USD	1,715,000	5.00%	05/11/63	Monthly	—	(309,141)	(364,850)	(55,709)
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	Monthly	—	(550,773)	(570,888)	(20,115)
CMBX.NA.BB.6	CSI	USD	1,080,000	5.00%	05/11/63	Monthly	—	(208,290)	(229,759)	(21,469)
CMBX.NA.BB.6	CSI	USD	1,540,000	5.00%	05/11/63	Monthly	—	(305,455)	(328,048)	(22,593)
CMBX.NA.BB.6	CSI	USD	952,000	5.00%	05/11/63	Monthly	—	(171,129)	(202,529)	(31,400)
CMBX.NA.BB.6	GSC	USD	396,000	5.00%	05/11/63	Monthly	—	(44,913)	(84,245)	(39,332)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(328,956)	(389,315)	(60,359)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(328,956)	(389,315)	(60,359)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(328,956)	(389,315)	(60,359)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	Monthly	—	(329,855)	(390,379)	(60,524)
CMBX.NA.BB.6	CSI	USD	1,085,000	5.00%	05/11/63	Monthly	—	(157,469)	(231,125)	(73,656)
CMBX.NA.BB.6	GSC	USD	1,635,000	5.00%	05/11/63	Monthly	—	(174,750)	(347,830)	(173,080)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	Monthly	—	(845,213)	(657,125)	188,088
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	Monthly	—	(416,414)	(314,885)	101,529
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	Monthly	—	(441,167)	(344,571)	96,596
CMBX.NA.BB.8	GSC	USD	2,890,000	5.00%	10/17/57	Monthly	—	(705,708)	(613,610)	92,098
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	Monthly	—	(355,606)	(269,296)	86,310
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	Monthly	—	(256,449)	(188,719)	67,730
CMBX.NA.BB.8	CSI	USD	530,000	5.00%	10/17/57	Monthly	—	(144,541)	(112,383)	32,158
CMBX.NA.BBB.6	MSC	USD	360,000	3.00%	05/11/63	Monthly	—	(30,990)	(44,783)	(13,793)
CMBX.NA.BBB.6	MSC	USD	3,725,000	3.00%	05/11/63	Monthly	—	(552,221)	(463,377)	88,844
CMBX.NA.BBB.6	MSC	USD	2,115,000	3.00%	05/11/63	Monthly	—	(345,085)	(263,451)	81,634
CMBX.NA.BBB.6	DEUT	USD	2,225,000	3.00%	05/11/63	Monthly	—	(333,341)	(276,782)	56,559
CMBX.NA.BBB.6	GSC	USD	1,175,000	3.00%	05/11/63	Monthly	—	(196,982)	(146,362)	50,620
CMBX.NA.BBB.6	MSC	USD	1,060,000	3.00%	05/11/63	Monthly	—	(175,839)	(132,037)	43,802
CMBX.NA.BBB.6	MSC	USD	935,000	3.00%	05/11/63	Monthly	—	(158,060)	(116,467)	41,593

The accompanying notes are an integral part of these financial statements.

199

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2018 - (continued)
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - continued
Sell protection: - continued
CMBX.NA.BBB.6	DEUT	USD	935,000	3.00%	05/11/63	Monthly	$—	$(157,835)	$(116,467)	$41,368
CMBX.NA.BBB.6	CSI	USD	1,900,000	3.00%	05/11/63	Monthly	—	(275,451)	(236,354)	39,097
CMBX.NA.BBB.6	MSC	USD	569,000	3.00%	05/11/63	Monthly	—	(96,236)	(70,876)	25,360
CMBX.NA.BBB.6	CSI	USD	815,000	3.00%	05/11/63	Monthly	—	(113,975)	(101,519)	12,456
CMBX.NA.BBB.6	GSC	USD	2,790,000	3.00%	05/11/63	Monthly	—	(310,512)	(347,299)	(36,787)
PrimeX.ARM.2 (20)	JPM	USD	184,193	4.58%	12/25/37	Monthly	7,297	—	144	(7,153)

Total							$46,888	$(9,204,682)	$(9,014,166)	$143,628

Total traded indices							$4,679,788	$(9,205,514)	$(5,442,874)	$(917,148)

Total OTC contracts							$4,679,788	$(9,205,514)	$(5,442,874)	$(917,148)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.30.V1	USD	38,864,000	5.00%	06/20/23	Quarterly	$2,286,675	$2,853,152	$566,477
CDX.NA.HY.30.V1	USD	9,970,000	(5.00%)	06/20/23	Quarterly	(665,839)	(732,767)	(66,928)
CDX.NA.IG.29	USD	2,430,000	(1.00%)	12/20/22	Quarterly	(47,952)	(51,769)	(3,817)
CDX.NA.IG.30.V1	USD	11,530,000	(1.00%)	06/20/23	Quarterly	(178,874)	(224,246)	(45,372)
ITRAXX.EUR.29.V1	EUR	14,040,000	(1.00%)	06/20/23	Quarterly	(404,644)	(408,194)	(3,550)
ITRAXX.XOV.29.V1	EUR	8,302,000	(5.00%)	06/20/23	Quarterly	(1,045,754)	(1,097,405)	(51,651)

Total						$(56,388)	$338,771	$395,159

Credit default swaps on indices:
Sell protection:
CDX.EM.29.V1	USD	16,025,000	1.00%	06/20/23	Quarterly	$(290,466)	$(289,138)	$1,328

Total						$(346,854)	$49,633	$396,487

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.18% Fixed	USD	9,260,000	11/15/24	Annual	$—	$(9,310)	$197,143	$206,453
12M Federal Funds Rate	2.18% Fixed	USD	9,370,000	11/15/24	Annual	—	—	199,485	199,485
12M Federal Funds Rate	2.06% Fixed	USD	13,201,000	11/15/24	Annual	291,197	—	377,406	86,209
12M Federal Funds Rate	2.45% Fixed	USD	6,545,000	11/15/24	Annual	—	—	28,893	28,893
12M Federal Funds Rate	2.46% Fixed	USD	6,520,000	11/15/24	Annual	—	—	26,772	26,772
12M Federal Funds Rate	2.45% Fixed	USD	5,730,000	11/15/24	Annual	—	—	25,556	25,556
12M Federal Funds Rate	2.25% Fixed	USD	4,430,000	11/15/24	Annual	52,717	—	74,938	22,221
12M Federal Funds Rate	2.25% Fixed	USD	1,210,000	11/15/24	Annual	14,417	—	20,468	6,051
12M Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	Annual	175,436	—	825,140	649,704
12M Federal Funds Rate	1.63% Fixed	USD	10,705,000	11/14/26	Annual	—	—	754,661	754,661
12M Federal Funds Rate	2.50% Fixed	USD	15,900,000	03/01/28	Annual	51,908	—	61,646	9,738
3 Mo. USD LIBOR	2.00% Fixed	USD	12,225,000	03/21/23	Semi-Annual	65,095	—	473,803	408,708
3 Mo. USD LIBOR	2.28% Fixed	USD	15,100,000	07/14/27	Semi-Annual	—	—	753,399	753,399

The accompanying notes are an integral part of these financial statements.

200

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018 - (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.89% Fixed	USD	4,500,000	03/15/28	Semi-Annual	$—	$—	$21,808	$21,808
3 Mo. USD LIBOR	2.25% Fixed	USD	102,572,000	06/20/28	Semi-Annual	5,717,497	—	6,506,896	789,399
3 Mo. USD LIBOR	2.75% Fixed	USD	15,675,000	12/20/47	Semi-Annual	—	(347,711)	645,832	993,543

Total						$6,368,267	$(357,021)	$10,993,846	$4,982,600

OTC Total Return Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD liquid High Yield	GSC	USD	4,890,000	(1.00%)	12/20/18	Quarterly	$14,594	$—	$(18,836)	$(33,430)
iBoxx USD liquid High Yield	JPM	USD	3,860,000	(1.00%)	12/20/18	Quarterly	9,086	—	(60,175)	(69,261)
iBoxx USD liquid High Yield	MSC	USD	23,260,000	(1.00%)	12/20/18	Quarterly	33,966	—	(65,178)	(99,144)
iBoxx USD liquid High Yield	GSC	USD	23,169,000	(1.00%)	12/20/18	Quarterly	37,796	—	(361,194)	(398,990)

Total							$95,442	$—	$(505,383)	$(600,825)

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
185,000	CAD	143,515	USD	BNP	06/27/18	$775	$—
540,000	EUR	671,696	USD	UBS	05/15/18	—	(18,866)
432,000	EUR	529,514	USD	CBA	05/31/18	—	(6,639)
8,000	GBP	11,158	USD	BNP	05/31/18	—	(129)
874,283	USD	1,095,000	CAD	BCLY	05/03/18	21,395	—
351,029	USD	445,000	CAD	SSG	05/09/18	4,379	—
43,449	USD	55,000	CAD	SSG	05/09/18	605	—
446,934	USD	570,000	CAD	BNP	06/01/18	2,702	—
306,245	USD	400,000	CAD	SSG	06/14/18	—	(5,615)
874,709	USD	1,085,000	CAD	BOA	06/27/18	28,469	—
885,661	USD	1,135,000	CAD	SSG	07/16/18	63	—
441,845	USD	555,000	CAD	CBK	08/02/18	8,661	—
447,156	USD	560,000	CAD	NAB	09/18/18	9,662	—
125,270	USD	100,000	EUR	DEUT	05/10/18	4,423	—
1,861,069	USD	1,495,000	EUR	SCB	05/11/18	54,262	—
1,037,291	USD	830,000	EUR	DEUT	05/11/18	34,181	—
2,813,363	USD	2,260,000	EUR	JPM	05/15/18	81,151	—
12,210,522	USD	9,984,000	EUR	BCLY	05/31/18	126,291	—
373,168	USD	300,000	EUR	ANZ	06/05/18	9,911	—
2,058,409	USD	1,659,000	EUR	SSG	06/20/18	47,129	—
337,022	USD	275,000	EUR	DEUT	07/16/18	2,928	—
2,316,992	USD	1,865,000	EUR	BCLY	07/31/18	48,686	—
2,574,360	USD	2,115,000	EUR	MSC	08/17/18	—	(1,723)
329,712	USD	35,750,000	JPY	CBK	05/01/18	2,670	—
2,759,060	USD	300,000,000	JPY	CBK	05/14/18	12,243	—
954,307	USD	100,000,000	JPY	NAB	05/22/18	38,182	—
4,423,812	USD	469,550,000	JPY	CBK	06/04/18	118,460	—
2,545,905	USD	268,150,000	JPY	CBK	06/18/18	84,713	—
3,384,560	USD	359,800,000	JPY	CBK	07/09/18	77,160	—
5,070,215	USD	541,250,000	JPY	MSC	07/23/18	89,878	—
328,863	USD	35,750,000	JPY	BCLY	07/30/18	—	(258)

Total						$908,979	$(33,230)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

201

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
iBoxx	Markit i Boxx indices - Euro, Sterling, Asian, US Dollar and European high-yield bond markets

Other Abbreviations:
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

202

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$781,015,310	$—	$781,015,310	$—
Corporate Bonds	696,160,380	—	696,160,380	—
Foreign Government Obligations	35,391,590	—	35,391,590	—
Municipal Bonds	27,252,661	—	27,252,661	—
Senior Floating Rate Interests	56,219,929	—	56,219,929	—
U.S. Government Agencies	1,272,827,224	—	1,272,827,224	—
U.S. Government Securities	185,011,611	—	185,011,611	—
Common Stocks
Energy	8,492	—	8,492	—
Utilities	—	—	—	—
Preferred Stocks	435,232	435,232	—	—
Short-Term Investments	125,938,945	103,475,920	22,463,025	—
Purchased Options	6,017,702	—	6,017,702	—
Foreign Currency Contracts(2)	908,979	—	908,979	—
Futures Contracts(2)	345,680	345,680	—	—
Swaps - Credit Default(2)	1,861,140	—	1,860,885	255
Swaps - Interest Rate(2)	4,982,600	—	4,982,600	—

Total	$3,194,377,475	$104,256,832	$3,090,120,388	$255

Liabilities
Foreign Currency Contracts(2)	$(33,230)	$—	$(33,230)	$—
Futures Contracts(2)	(1,881,447)	(1,881,447)	—	—
Swaps - Credit Default(2)	(2,381,801)	—	(2,374,648)	(7,153)
Swaps - Total Return(2)	(600,825)	—	(600,825)	—
TBA Sale Commitments	(357,935,064)	—	(357,935,064)	—
Written Options	(101,719)	(101,719)	—	—

Total	$(362,934,086)	$(1,983,166)	$(360,943,767)	$(7,153)

(1)	For the six-month period ended April 30, 2018, investments valued at $2,555 were transferred from Level 2 to Level 3 due to the application of a fair valuation factor; investments valued at $84,917 were transferred from Level 3 to Level 2 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 1.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

203

The Hartford World Bond Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
		United States - 0.0%
	47,282	Homer City Generation L.P.(1)	$583,129

		Total Common Stocks (cost $2,698,660)	$583,129

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.2%
		Bermuda - 0.0%
$	297,000	Cal Funding Ltd. 3.47%, 10/25/2027(2)	$294,344

		Canada - 0.2%
		CARDS Trust
	2,425,000	1 mo. USD LIBOR + 0.370%, 2.27%, 04/18/2022(2)(3)	2,428,339
	5,200,000	1 mo. USD LIBOR + 0.700%, 2.60%, 07/15/2021(2)(3)	5,206,178

			7,634,517

		Cayman Islands - 2.2%
	2,850,000	ALM Ltd. / ALM LLC 3 mo. USD LIBOR + 1.050%, 3.40%, 07/15/2027(2)(3)	2,852,092
	2,315,000	Apex Credit CLO Ltd. 3 mo. USD LIBOR + 1.470%, 3.83%, 04/24/2029(2)(3)	2,327,869
		Apidos CLO
	2,859,096	3 mo. USD LIBOR + 0.980%, 3.34%, 01/19/2025(2)(3)	2,859,983
	3,380,000	3 mo. USD LIBOR + 1.120%, 3.48%, 07/22/2026(2)(3)	3,378,438
		Ares CLO Ltd.
	3,835,000	3 mo. USD LIBOR + 1.190%, 3.54%, 04/17/2026(2)(3)	3,838,037
	2,675,000	3 mo. USD LIBOR + 1.950%, 3.98%, 12/05/2025(2)(3)	2,683,442
	2,625,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 3.65%, 01/16/2030(2)(3)	2,628,578
	1,600,000	Avery Point CLO Ltd. 3 mo. USD LIBOR + 1.100%, 3.46%, 04/25/2026(2)(3)	1,601,269
	1,330,000	Bain Capital Credit CLO 3 mo. USD LIBOR + 1.800%, 4.16%, 07/25/2030(2)(3)	1,338,906
	3,000,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.140%, 3.49%, 10/15/2026(2)(3)	3,004,131
		CIFC Funding Ltd.
	848,869	3 mo. USD LIBOR + 0.850%, 3.20%, 07/16/2030(2)(3)	848,819
	3,750,000	3 mo. USD LIBOR + 1.480%, 3.84%, 10/21/2028(2)(3)	3,764,396
	1,015,000	Covenant Credit Partners CLO Ltd. 3 mo. USD LIBOR + 1.850%, 4.20%, 10/15/2029(2)(3)	1,020,486
	250,000	Galaxy CLO Ltd. 3 mo. USD LIBOR + 1.220%, 3.58%, 07/24/2030(2)(3)	251,149
	1,114,286	ICG US CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.16%, 10/23/2029(2)(3)	1,114,223

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.2% - (continued)
		Cayman Islands - 2.2% - (continued)
$	3,000,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.050%, 3.40%, 07/15/2027(2)(3)	$3,000,645
	1,040,000	LCM L.P. 3 mo. USD LIBOR + 1.400%, 3.76%, 04/20/2028(2)	1,038,949
	3,010,000	LCM Ltd. 3 mo. USD LIBOR + 1.210%, 3.57%, 07/20/2030(2)(3)	3,021,567
		Madison Park Funding Ltd.
	3,000,000	3 mo. USD LIBOR + 1.120%, 3.48%, 07/20/2026(2)(3)	3,002,337
	3,760,000	3 mo. USD LIBOR + 1.260%, 3.62%, 07/20/2026(2)(3)	3,762,023
	1,750,000	3 mo. USD LIBOR + 1.900%, 4.26%, 04/20/2026(2)(3)	1,753,572
	2,774,000	Magnetite Ltd. 3 mo. USD LIBOR + 1.000%, 3.36%, 07/25/2026(2)(3)	2,772,599
	2,935,000	Northwoods Capital Ltd. 3 mo. USD LIBOR + 1.300%, 3.50%, 06/20/2029(2)(3)	2,954,629
	2,955,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.150%, 2.99%, 11/15/2025(2)(3)	2,954,199
	2,995,000	Octagon Investment Partners Ltd. 3 mo. USD LIBOR + 1.130%, 2.94%, 08/12/2026(2)(3)	2,993,967
	2,960,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 3.03%, 11/18/2026(2)(3)	2,958,840
	890,625	OZLM Funding Ltd. 3 mo. USD LIBOR + 0.900%, 3.26%, 07/22/2029(2)(3)	890,575
	3,000,000	Seneca Park CLO Ltd. 3 mo. USD LIBOR + 1.120%, 3.47%, 07/17/2026(2)(3)	3,007,068
		Shackleton CLO Ltd.
	3,000,000	3 mo. USD LIBOR + 1.650%, 3.44%, 05/07/2026(2)(3)	3,000,093
	1,215,000	3 mo. USD LIBOR + 1.950%, 4.30%, 04/15/2027(2)(3)	1,214,645
		Sound Point CLO Ltd.
	3,000,000	3 mo. USD LIBOR + 1.140%, 3.50%, 10/20/2026(2)(3)	3,002,337
	2,850,000	3 mo. USD LIBOR + 1.660%, 4.02%, 10/20/2028(2)(3)	2,858,835
	2,620,000	Vibrant CLO Ltd. 3 mo. USD LIBOR + 1.480%, 3.84%, 04/20/2026(2)(3)	2,622,264
	2,867,000	Voya CLO Ltd. 3 mo. USD LIBOR + 1.250%, 3.60%, 04/17/2030(2)(3)	2,873,729
	2,000,000	Z Capital Credit Partners CLO Ltd. 3 mo. USD LIBOR + 0.950%, 3.30%, 07/16/2027(2)(3)	2,000,358
	3,975,000	Zais CLO Ltd. 3 mo. USD LIBOR + 1.530%, 3.88%, 10/15/2028(2)(3)	3,984,385

			89,179,434

The accompanying notes are an integral part of these financial statements.

204

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.2% - (continued)
		United Kingdom - 0.0%
GBP	425,000	Canary Wharf Finance plc 5.95%, 10/22/2037(4)	$827,590

		United States - 4.8%
$	1,311,538	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(5)	1,286,417
	975,000	Ally Auto Receivables Trust 2.01%, 08/17/2020	970,624
		Alternative Loan Trust
	334,798	1 mo. USD LIBOR + 0.320%, 2.22%, 11/25/2035(3)	301,914
	384,866	1 mo. USD LIBOR + 0.500%, 2.40%, 12/25/2035(3)	279,159
	1,891,241	12 mo. USD MTA + 1.350%, 2.73%, 08/25/2035(3)	1,657,788
	659,486	5.75%, 05/25/2036	501,055
	322,429	6.00%, 05/25/2036	266,482
	626,854	American Credit Acceptance Receivables Trust 1.84%, 07/13/2020(2)	626,253
	1,825,000	American Express Credit Account Master Trust 1.77%, 11/15/2022	1,788,603
	1,500,000	AmeriCredit Automobile Receivables 2.30%, 03/08/2021	1,493,140
	1,966,571	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1 mo. USD LIBOR + 6.000%, 5.28%, 01/25/2034(3)	1,877,783
	897,478	Angel Oak Mortgage Trust LLC 3.26%, 04/27/2048(2)(5)	897,487
		Angel Oak Mortgage Trust LLC
	1,048,904	2.48%, 07/25/2047(2)(5)	1,027,826
	547,388	2.71%, 11/25/2047(2)(5)	543,522
	226,048	2.81%, 01/25/2047(2)(5)	221,913
	1,811,643	3.50%, 07/25/2046(2)(6)	1,810,182
	239,231	Banc of America Funding Trust 5.77%, 05/25/2037(5)	237,917
	1,260,000	Barclays Dryrock Issuance Trust 1 mo. USD LIBOR + 0.330%, 2.23%, 03/15/2023(3)	1,264,116
	1,535,000	BBCMS Mortgage Trust 3.67%, 02/15/2050	1,529,624
		Bear Stearns Adjustable Rate Mortgage Trust
	749,633	3.58%, 06/25/2047(5)	738,080
	793,004	3.72%, 10/25/2035(5)	793,236
	698,433	3.73%, 07/25/2036(5)	698,430
		Bear Stearns Alt-A Trust
	419,721	1 mo. USD LIBOR + 0.320%, 2.22%, 08/25/2036(3)	432,832
	1,426,119	1 mo. USD LIBOR + 0.500%, 2.40%, 01/25/2036(3)	1,493,060
	414,522	3.68%, 09/25/2035(5)	420,913
	455,168	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.200%, 2.10%, 02/25/2037(3)	460,095
	1,805,000	Cabela’s Credit Card Master Note Trust 1 mo. USD LIBOR + 0.650%, 2.55%, 08/16/2021(2)(3)	1,807,735

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.2% - (continued)
		United States - 4.8% - (continued)
		CarMax Auto Owner Trust
$	1,745,000	2.08%, 01/15/2020	$1,743,928
	2,885,000	2.25%, 09/15/2022	2,827,279
	1,824,576	Chase Mortgage Finance Trust 3.48%, 12/25/2035(5)	1,790,980
	156,608	ChaseFlex Trust 5.50%, 06/25/2035	140,379
	1,163,482	Chesapeake Funding LLC 1.99%, 05/15/2029(2)	1,155,373
		CHL Mortgage Pass-Through Trust
	929,022	1 mo. USD LIBOR + 0.680%, 2.58%, 03/25/2035(3)	857,357
	944,418	3.31%, 11/20/2035(5)	858,451
	338,472	3.40%, 03/20/2036(5)	309,969
	524,861	3.48%, 09/25/2047(5)	490,895
	296,832	CIG Automobile Receivables Trust 2.71%, 05/15/2023(2)	294,875
	2,505,000	Citibank Credit Card Issuance Trust 1 mo. USD LIBOR + 0.620%, 2.52%, 04/22/2026(3)	2,536,139
	365,000	Citigroup Commercial Mortgage Trust 3.62%, 07/10/2047	367,068
		COLT Mortgage Loan Trust
	492,984	2.75%, 09/25/2046(2)(5)	491,185
	760,311	2.93%, 02/25/2048(2)(5)	760,257
	32,544,773	Commercial Mortgage Pass-Through Certificates 0.92%, 02/10/2047(5)(7)	823,497
	1,795,000	Commercial Mortgage Pass-Through Trust 4.75%, 10/15/2045(2)(5)	1,168,204
		Commercial Mortgage Trust
	1,590,000	3.10%, 03/10/2046	1,570,185
	465,000	3.61%, 06/10/2046(5)	468,762
	2,035,000	3.69%, 08/10/2047	2,053,456
	2,230,000	3.80%, 08/10/2047	2,261,807
	1,885,000	4.73%, 10/15/2045(2)(5)	318,207
	264,094	Conn’s Receivables Funding LLC 2.73%, 07/15/2020(2)	263,954
		Connecticut Avenue Securities
	1,150,000	1 mo. USD LIBOR + 2.600%, 4.50%, 05/25/2024(3)	1,222,584
	1,034,474	1 mo. USD LIBOR + 2.900%, 4.80%, 07/25/2024(3)	1,102,155
	1,147,713	1 mo. USD LIBOR + 4.300%, 6.20%, 02/25/2025(3)	1,268,690
	1,050,000	1 mo. USD LIBOR + 4.400%, 6.30%, 01/25/2024(3)	1,198,462
	1,028,391	1 mo. USD LIBOR + 4.550%, 6.45%, 02/25/2025(3)	1,117,761
	1,025,000	1 mo. USD LIBOR + 5.250%, 7.15%, 10/25/2023(3)	1,189,271
		Countrywide Alternative Loan Trust
	549,729	1 mo. USD LIBOR + 0.140%, 2.04%, 04/25/2047(3)	479,407
	617,135	1 mo. USD LIBOR + 0.800%, 2.70%, 12/25/2035(3)	542,316
	25,755	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	25,543

The accompanying notes are an integral part of these financial statements.

205

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.2% - (continued)
		United States - 4.8% - (continued)
		CSAIL Commercial Mortgage Trust
$	52,594,079	0.97%, 06/15/2057(5)(7)	$2,219,481
	14,767,514	1.08%, 04/15/2050(5)(7)	667,489
	2,685,022	3.45%, 08/15/2048	2,656,637
		CSMC Trust
	1,136,401	3.25%, 04/25/2047(2)(5)	1,113,673
	1,883,912	3.50%, 08/25/2043(2)(5)	1,853,888
	874,149	DBUBS Mortgage Trust 0.91%, 11/10/2046(2)(5)(7)	12,072
		Deephaven Residential Mortgage Trust
	773,400	2.71%, 10/25/2047(2)(5)	764,119
	954,614	2.98%, 12/25/2057(2)(5)	954,574
	419,597	3.49%, 12/26/2046(2)(5)	417,849
	1,805,000	Discover Card Execution Note Trust 1.45%, 03/15/2021	1,798,403
	1,596,379	Drive Auto Receivables Trust 2.37%, 11/16/2020(2)	1,595,075
		Enterprise Fleet Financing LLC
	1,500,000	2.09%, 02/22/2021(2)	1,494,973
	441,708	2.13%, 07/20/2022(2)	439,351
		Fannie Mae Connecticut Avenue Securities
	1,078,042	1 mo. USD LIBOR + 3.000%, 4.90%, 07/25/2024(3)	1,152,833
	245,000	1 mo. USD LIBOR + 3.550%, 5.45%, 07/25/2029(3)	267,886
	935,928	1 mo. USD LIBOR + 4.900%, 6.80%, 11/25/2024(3)	1,072,629
	408,188	1 mo. USD LIBOR + 5.000%, 6.90%, 07/25/2025(3)	454,922
	968,792	1 mo. USD LIBOR + 5.700%, 7.60%, 04/25/2028(3)	1,127,425
	523,532	Finance of America Structured Securities Trust 2.32%, 11/25/2027(2)(5)	522,434
	102,812	First Investors Auto Owner Trust 1.53%, 11/16/2020(2)	102,534
	681,575	Five Guys Holdings, Inc. 4.60%, 07/25/2047(2)	682,191
	668,951	Flagship Credit Auto Trust 1.85%, 07/15/2021(2)	664,989
	2,750,000	Ford Credit Auto Owner Trust 2.26%, 11/15/2025(2)	2,736,637
	1,395,000	Ford Credit Floorplan Master Owner Trust 1.75%, 07/15/2021	1,375,910
	1,852,185	Foursight Capital Automobile Receivables Trust 2.37%, 04/15/2022(2)	1,840,639
		FREMF Mortgage Trust
	1,195,000	3.51%, 07/25/2022(2)(5)	1,176,769
	1,190,000	3.85%, 10/25/2048(2)(5)	1,150,052
		GLS Auto Receivables Trust
	805,933	2.67%, 04/15/2021(2)	803,572
	441,268	2.73%, 10/15/2020(2)	441,236
	465,000	GM Financial Consumer Automobile 2.30%, 06/16/2023(2)	455,196
	800,000	GreatAmerica Leasing Receivables Funding LLC 2.06%, 06/22/2020(2)	794,064
		GS Mortgage Securities Trust
	615,000	3.67%, 04/10/2047(2)	233,073
	3,295,242	4.07%, 01/10/2047	3,389,102
	2,470,000	5.02%, 04/10/2047(2)(5)	1,639,707

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.2% - (continued)
		United States - 4.8% - (continued)
		GSAA Home Equity Trust
$	1,330,074	1 mo. USD LIBOR + 0.080%, 1.98%, 02/25/2037(3)	$707,007
	1,728,911	1 mo. USD LIBOR + 0.120%, 2.02%, 05/25/2047(3)	1,402,743
	1,044,453	1 mo. USD LIBOR + 0.180%, 2.08%, 11/25/2036(3)	527,172
	1,593,442	1 mo. USD LIBOR + 0.240%, 2.14%, 11/25/2036(3)	963,746
	177,750	GSR Mortgage Loan Trust 3.80%, 05/25/2037(5)	153,928
		HarborView Mortgage Loan Trust
	2,106,060	1 mo. USD LIBOR + 0.240%, 2.14%, 12/19/2036(3)	1,948,128
	354,518	1 mo. USD LIBOR + 1.000%, 2.90%, 10/25/2037(3)	349,635
	369,558	Honor Automobile Trust Securitization 2.94%, 11/15/2019(2)	369,597
	1,065,000	Huntington Auto Trust 1.95%, 06/15/2021	1,062,045
	3,059,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.73%, 10/15/2045(2)(5)	1,393,833
		JP Morgan Mortgage Trust
	787,203	3.00%, 09/25/2044(2)(5)	783,693
	630,698	3.45%, 11/25/2035(5)	622,446
	1,245,302	3.49%, 08/25/2036(5)	1,233,583
	165,959	6.00%, 01/25/2037	141,273
	68,089,585	JPMBB Commercial Mortgage Securities Trust 0.97%, 09/15/2047(5)(7)	1,887,219
		Lendmark Funding Trust
	569,000	2.80%, 05/20/2026(2)	563,989
	1,135,000	2.83%, 12/22/2025(2)	1,126,368
	2,060,000	3.26%, 04/21/2025(2)	2,063,441
	1,597,294	Long Beach Mortgage Loan Trust 1 mo. USD LIBOR + 0.620%, 2.52%, 08/25/2033(3)	1,589,693
	1,575,000	Mariner Finance Issuance Trust 2.92%, 12/20/2029(2)	1,551,361
		Marlette Funding Trust
	497,352	2.36%, 12/15/2024(2)	495,504
	1,163,324	2.61%, 03/15/2028(2)	1,160,589
	643,121	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(2)(5)	630,440
	1,380,000	MMAF Equipment Finance LLC 2.41%, 08/16/2024(2)	1,350,290
		Morgan Stanley Bank of America Merrill Lynch Trust
	12,960,752	1.25%, 10/15/2048(5)(7)	763,968
	2,860,000	3.73%, 05/15/2048	2,869,890
		Morgan Stanley Capital Trust
	1,555,000	5.33%, 07/15/2049(2)(5)	1,330,073
	100,000	5.60%, 09/15/2047(2)(5)	104,619
	440,083	Morgan Stanley Mortgage Loan Trust 3.84%, 06/25/2037(5)	310,995
	309,117	Nationstar HECM Loan Trust 1.97%, 05/25/2027(2)	307,040
	800,000	Natixis Commercial Mortgage Securities Trust 4.46%, 01/15/2043(2)(5)	753,157

The accompanying notes are an integral part of these financial statements.

206

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.2% - (continued)
		United States - 4.8% - (continued)
		New Residential Mortgage Loan Trust
$	519,640	3.25%, 09/25/2056(2)(5)	$514,344
	1,780,464	3.75%, 11/26/2035(2)(5)	1,787,765
	981,121	3.75%, 05/28/2052(2)(5)	985,200
	1,870,769	4.00%, 02/25/2057(2)(5)	1,891,687
	2,135,955	4.00%, 03/25/2057(2)(5)	2,159,883
	1,747,379	4.00%, 04/25/2057(2)(5)	1,762,322
	2,056,654	4.00%, 05/25/2057(2)(5)	2,080,547
	757,788	4.00%, 12/25/2057(2)(5)	768,937
	4,690,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(2)	4,635,917
		NRZ Excess Spread-Collateralized Notes
	900,809	3.19%, 01/25/2023(2)	895,211
	396,504	3.27%, 02/25/2023(2)	394,562
		OneMain Financial Issuance Trust
	845,000	3.66%, 02/20/2029(2)	852,592
	615,000	4.57%, 02/20/2029(2)	626,146
	451,814	Pretium Mortgage Credit Partners LLC 3.38%, 01/27/2033(2)(6)	449,746
	509,464	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(2)	507,217
		Residential Funding Mortgage Securities, Inc.
	112,178	5.75%, 01/25/2036	92,688
	125,456	6.00%, 04/25/2037	117,593
	163,408	6.00%, 07/25/2037	155,075
	1,935,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(2)(5)	1,819,423
	1,621,821	Skopos Auto Receivables Trust 3.19%, 09/15/2021(2)	1,620,781
		SoFi Consumer Loan Program LLC
	501,870	2.20%, 11/25/2026(2)	499,388
	563,935	2.50%, 05/26/2026(2)	556,065
	1,305,237	2.55%, 02/25/2027(2)	1,299,640
	407,038	2.77%, 05/25/2026(2)	403,944
	657,373	3.05%, 12/26/2025(2)	655,548
	506,775	3.28%, 01/26/2026(2)	506,762
		SoFi Professional Loan Program
	1,980,208	1 mo. USD LIBOR + 0.600%, 2.50%, 07/25/2040(2)(3)	1,985,548
	894,670	2.72%, 10/27/2036(2)	882,983
		Springleaf Funding Trust
	2,793,725	3.16%, 11/15/2024(2)	2,792,971
	3,215,000	3.48%, 05/15/2028(2)	3,214,881
	753,000	SPS Servicer Advance Receivables Trust 3.59%, 11/15/2049(2)	744,074
	1,346,076	Structured Adjustable Rate Mortgage Loan Trust 3.72%, 06/25/2035(5)	1,232,841
	495,753	Structured Asset Mortgage Investments Trust 1 mo. USD LIBOR + 0.230%, 2.13%, 02/25/2036(3)	446,593
	986,009	Structured Asset Securities Corp. 5.75%, 06/25/2035	950,975
	625,917	TAL Advantage V LLC 2.83%, 02/22/2038(2)	613,827
		Towd Point Mortgage Trust
	1,156,589	2.25%, 04/25/2056(2)(5)	1,133,912
	975,320	2.25%, 07/25/2056(2)(5)	952,170
	2,288,539	2.75%, 04/25/2055(2)(5)	2,258,585
	713,338	2.75%, 05/25/2055(2)(5)	706,635

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.2% - (continued)
		United States - 4.8% - (continued)
$	744,535	2.75%, 08/25/2055(2)(5)	$734,050
	1,630,748	2.75%, 10/25/2056(2)(5)	1,606,104
	413,565	2.75%, 04/25/2057(2)(5)	407,542
	1,044,617	3.00%, 03/25/2054(2)(5)	1,040,026
	566,871	3.00%, 01/25/2058(2)(5)	560,456
		United Auto Credit Securitization Trust
	1,135,000	2.40%, 11/12/2019(2)	1,132,529
	1,985,000	2.76%, 10/13/2020(2)	1,976,760
	475,779	Verus Securitization Trust 2.93%, 02/25/2048(2)(5)	475,064
	1,670,626	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.420%, 2.32%, 07/25/2044(3)	1,674,963
	615,311	Wells Fargo Mortgage Backed Securities Trust 3.72%, 12/28/2037(5)	597,313
		Westlake Automobile Receivables Trust
	4,070,000	2.46%, 01/18/2022(2)	4,050,241
	1,685,000	3.28%, 12/15/2022(2)	1,670,549
	1,484,989	3.29%, 09/15/2021(2)	1,487,534
	1,830,000	4.40%, 05/17/2021(2)	1,839,947
		WF-RBS Commercial Mortgage Trust
	14,812,577	1.46%, 03/15/2047(5)(7)	684,879
	915,000	3.07%, 03/15/2045	902,982
	875,000	3.72%, 05/15/2047	880,800
	2,430,000	4.00%, 05/15/2047	2,476,424
	395,160	4.10%, 03/15/2047	407,230
	515,000	5.00%, 06/15/2044(2)(5)	379,584
	294,061	Wheels SPV LLC 1.59%, 05/20/2025(2)	292,497

			196,945,883

		Total Asset & Commercial Mortgage Backed Securities (cost $297,511,667)	$294,881,768

CORPORATE BONDS - 12.6%
		Bermuda - 0.0%
		Weatherford International Ltd.
$	285,000	5.95%, 04/15/2042	$206,625
	765,000	6.50%, 08/01/2036	581,400
	280,000	7.00%, 03/15/2038	219,800

			1,007,825

		Canada - 0.6%
	2,600,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(2)	2,501,694
		First Quantum Minerals Ltd.
	1,840,000	7.00%, 02/15/2021(2)	1,844,103
	520,000	7.25%, 04/01/2023(2)	518,596
	3,045,000	Garda World Security Corp. 8.75%, 05/15/2025(2)	3,181,111
	2,790,000	goeasy Ltd. 7.88%, 11/01/2022(2)	2,957,400
		MEG Energy Corp.
	1,130,000	6.38%, 01/30/2023(2)	1,019,825
	1,160,000	6.50%, 01/15/2025(2)	1,160,232
	1,170,000	New Gold, Inc. 6.38%, 05/15/2025(2)	1,191,938

The accompanying notes are an integral part of these financial statements.

207

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 12.6% - (continued)
		Canada - 0.6% - (continued)
$	475,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/2022(2)	$483,693
	1,380,000	Tervita Escrow Corp. 7.63%, 12/01/2021(2)	1,407,600
		Valeant Pharmaceuticals International, Inc.
	3,390,000	5.88%, 05/15/2023(2)	3,114,562
	3,570,000	6.13%, 04/15/2025(2)	3,220,033
	250,000	7.00%, 03/15/2024(2)	263,750

			22,864,537

		Cayman Islands - 0.2%
	4,900,000	CSN Islands XI Corp. 6.88%, 09/21/2019(4)	4,912,250
	1,910,000	Weibo Corp. 1.25%, 11/15/2022(2)	2,162,693

			7,074,943

		Denmark - 0.3%
	10,650,000	Danske Bank A/S 3 mo. USD LIBOR + 0.580%, 2.61%, 09/06/2019(2)(3)	10,704,710

		France - 0.2%
	1,925,000	AXA S.A. 3 mo. USD LIBOR + 1.449%, 6.46%, 12/14/2018(3)(4)(8)	1,929,812
		BNP Paribas S.A.
	765,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(2)(3)(8)	717,188
	2,555,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(2)(3)(8)	2,752,374
	2,050,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(2)(3)(8)	2,329,312
	1,975,000	Societe Generale S.A. 5 year USD Swap + 6.238%, 7.38%, 09/13/2021(3)(4)(8)	2,093,500

			9,822,186

		Germany - 0.4%
	15,250,000	Deutsche Bank AG 3 mo. USD LIBOR + 0.970%, 3.31%, 07/13/2020(3)	15,313,440

		Ireland - 0.1%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
EUR	2,450,000	6.75%, 05/15/2024(4)	3,223,948
$	1,636,000	7.25%, 05/15/2024(2)	1,725,980

			4,949,928

		Italy - 0.1%
		Intesa Sanpaolo S.p.A.
	430,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(2)(3)(8)	454,725
EUR	550,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(3)(4)(8)	814,451
$	1,435,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(3)(4)(8)	1,495,987

			2,765,163

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 12.6% - (continued)
		Japan - 0.1%
JPY	400,000,000	Toshiba Corp. 1.68%, 12/15/2020	$3,622,371

		Luxembourg - 0.3%
$	1,845,000	Altice Financing S.A. 7.50%, 05/15/2026(2)	1,817,325
	2,080,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(2)	1,986,400
EUR	2,790,000	ARD Finance S.A. 6.63%, 09/15/2023(9)	3,541,875
$	690,000	ARD Securities Finance SARL 8.75%, 01/31/2023(2)(9)	726,225
	1,975,000	Camelot Finance S.A. 7.88%, 10/15/2024(2)	2,058,937
EUR	1,005,000	Cirsa Funding Luxembourg S.A. 5.75%, 05/15/2021(2)	1,249,998
	1,666,000	Codere Finance 2 Luxembourg S.A. 6.75%, 11/01/2021(2)	2,105,815

			13,486,575

		Netherlands - 0.3%
$	1,415,000	Constellium N.V. 5.88%, 02/15/2026(2)	1,393,775
EUR	2,090,000	Diamond (BC) B.V. 5.63%, 08/15/2025(2)	2,411,697
	2,565,000	LKQ European Holdings B.V. 3.63%, 04/01/2026(2)	3,093,411
	4,600,000	Volkswagen International Finance N.V. 10 year EUR Swap + 3.370%, 3.88%, 06/14/2027(3)(4)(8)	5,764,102

			12,662,985

		Spain - 1.1%
		Banco Bilbao Vizcaya Argentaria S.A.
$	3,800,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(3)(8)	3,672,890
EUR	6,000,000	5 year EUR Swap + 6.604%, 6.75%, 02/18/2020(3)(4)(8)	7,814,609
	1,000,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(3)(4)(8)	1,255,662
	1,200,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(3)(4)(8)	1,701,429
	5,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(3)(4)(8)	6,934,616
	10,100,000	Banco Santander S.A. 5 year EUR Swap + 5.410%, 6.25%, 03/12/2019(3)(4)(8)	12,638,889
	7,800,000	CaixaBank S.A. 5 year EUR Swap + 3.35%, 3.50%, 02/15/2027(3)(4)	10,119,318

			44,137,413

		Sweden - 0.3%
	3,580,000	Intrum Justitia AB 3.13%, 07/15/2024(2)	4,241,671
$	7,820,000	Svenska Handelsbanken AB 3 mo. USD LIBOR + 0.490%, 2.52%, 09/06/2019(3)	7,852,656

			12,094,327

The accompanying notes are an integral part of these financial statements.

208

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 12.6% - (continued)
		Switzerland - 0.1%
$	1,995,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(3)(4)(8)	$2,042,952
	875,000	UBS Group AG 5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(3)(4)(8)	918,750

			2,961,702

		United Kingdom - 0.3%
GBP	550,000	Barclays Bank plc 3 mo. GBP LIBOR + 13.400%, 14.00%, 06/15/2019(3)(4)(8)	848,698
$	6,475,000	BP Capital Markets plc 3 mo. USD LIBOR + 0.630%, 2.92%, 09/26/2018(3)	6,489,849
	2,620,000	HSBC Bank plc 6 mo. USD LIBOR + 0.250%, 2.75%, 09/28/2018(3)(8)	2,287,595
		National Westminster Bank plc
EUR	725,000	3 mo. EUR LIBOR + 2.150%, 1.82%, 07/05/2018(3)(8)	870,049
$	1,270,000	2.25%, 07/11/2018(5)(8)	1,139,063
		Royal Bank of Scotland Group plc
	1,000,000	3 mo. USD LIBOR + 2.320%, 4.62%, 09/30/2027(3)(8)	1,007,500
	925,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(3)(8)	1,012,875
	520,000	Tullow Oil plc 6.25%, 04/15/2022(2)	527,800

			14,183,429

		United States - 8.2%
	1,699,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(2)	1,885,890
		AK Steel Corp.
	930,000	7.00%, 03/15/2027(10)	902,100
	4,096,000	7.63%, 10/01/2021	4,177,920
		American Builders & Contractors Supply Co., Inc.
	88,000	5.63%, 04/15/2021(2)	88,990
	680,000	5.75%, 12/15/2023(2)	701,046
		APX Group, Inc.
	1,405,000	7.63%, 09/01/2023	1,317,188
	1,765,000	7.88%, 12/01/2022	1,778,238
	2,180,000	AV Homes, Inc. 6.63%, 05/15/2022	2,231,775
		Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	1,625,000	5.25%, 03/15/2025(2)	1,560,000
	2,185,000	5.50%, 04/01/2023(10)	2,163,150
	3,321,000	Beacon Roofing Supply, Inc. 6.38%, 10/01/2023	3,478,747
	1,650,000	Beazer Homes USA, Inc. 5.88%, 10/15/2027	1,509,750
	4,580,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(2)	4,870,601
		Boyd Gaming Corp.
	930,000	6.38%, 04/01/2026	973,682
	6,820,000	6.88%, 05/15/2023	7,161,000

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 12.6% - (continued)
		United States - 8.2% - (continued)
$	2,350,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(2)	$2,426,375
	1,000,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	1,753,800
	3,355,000	California Resources Corp. 8.00%, 12/15/2022(2)	2,885,300
	460,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	447,925
	894,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	697,320
	4,090,000	Celgene Corp. 2.25%, 05/15/2019	4,064,203
		Chemours Co.
	3,430,000	6.63%, 05/15/2023	3,605,787
	2,130,000	7.00%, 05/15/2025	2,292,412
	2,345,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	2,550,187
	1,790,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,803,425
	1,910,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	1,948,200
	1,700,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(2)	2,009,400
		Continental Resources, Inc.
	1,585,000	3.80%, 06/01/2024	1,545,375
	3,465,000	4.38%, 01/15/2028(2)	3,406,528
	200,000	4.50%, 04/15/2023	202,500
	2,070,000	4.90%, 06/01/2044	2,028,600
	178,000	5.00%, 09/15/2022	180,893
		CSC Holdings LLC
	1,830,000	10.13%, 01/15/2023(2)	2,029,012
	1,424,000	10.88%, 10/15/2025(2)	1,669,640
	7,270,000	CVS Health Corp. 3 mo. USD LIBOR + 0.720%, 2.78%, 03/09/2021(3)	7,336,811
	2,140,000	Denbury Resources, Inc. 9.00%, 05/15/2021(2)	2,236,300
	1,480,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	1,467,050
	1,935,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 07/15/2023(2)	1,407,713
	3,675,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 02/01/2025(2)	2,581,687
	2,570,000	Energy Transfer Equity L.P. 4.25%, 03/15/2023	2,480,050
	1,960,000	FBM Finance, Inc. 8.25%, 08/15/2021(2)	2,062,900
	1,910,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,952,975
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	1,336,000	6.50%, 05/01/2021	1,279,220
	865,000	6.75%, 01/15/2022(10)	815,263
	1,340,000	First Data Corp. 7.00%, 12/01/2023(2)	1,402,149
	2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	2,180,850

The accompanying notes are an integral part of these financial statements.

209

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 12.6% - (continued)
		United States - 8.2% - (continued)
$	2,030,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)(10)	$1,715,350
	1,935,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(2)	1,935,000
	435,000	Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 07/31/2019(2)	447,484
	1,000,000	General Cable Corp. 5.75%, 10/01/2022	1,026,750
	7,100,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 1.450%, 3.25%, 05/09/2019(3)	7,175,055
		Genworth Holdings, Inc.
	210,000	4.80%, 02/15/2024	165,900
	1,425,000	4.90%, 08/15/2023	1,132,875
	450,000	7.63%, 09/24/2021	423,000
	4,310,000	GLP Capital L.P. / GLP Financing II, Inc. 4.38%, 11/01/2018	4,310,000
	1,165,000	Goldman Sachs Group, Inc. 2.00%, 04/25/2019	1,157,696
		Gray Television, Inc.
	1,785,000	5.13%, 10/15/2024(2)	1,702,444
	220,000	5.88%, 07/15/2026(2)	211,750
	1,800,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,892,250
	2,530,000	HCA, Inc. 7.50%, 11/15/2095	2,511,025
	946,000	Hertz Corp. 7.38%, 01/15/2021(2)	936,540
	585,000	Infor Software Parent LLC 7.13%, 05/01/2021(2)(9)	589,388
	1,730,000	Infor U.S., Inc. 6.50%, 05/15/2022	1,755,950
	1,233,000	inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50%, 10/01/2024(2)	1,310,063
	4,135,000	iStar, Inc. 4.63%, 09/15/2020	4,119,494
	1,490,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	1,538,425
	2,835,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	2,951,944
	10,400,000	JPMorgan Chase Bank NA 3 mo. USD LIBOR + 0.450%, 2.67%, 09/21/2018(3)	10,414,144
	1,500,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,545,000
		Laredo Petroleum, Inc.
	1,065,000	5.63%, 01/15/2022	1,075,650
	2,095,000	6.25%, 03/15/2023(10)	2,126,425
	1,255,000	Lithia Motors, Inc. 5.25%, 08/01/2025(2)	1,242,450
	1,690,000	Manitowoc Co., Inc. 12.75%, 08/15/2021(2)	1,884,350
	2,550,000	MDC Holdings, Inc. 5.50%, 01/15/2024	2,597,812
	1,025,000	MGIC Investment Corp. 5.75%, 08/15/2023	1,048,063
	3,750,000	Molson Coors Brewing Co. 1.45%, 07/15/2019	3,679,557

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 12.6% - (continued)
		United States - 8.2% - (continued)
EUR	7,225,000	Morgan Stanley 1.88%, 04/27/2027	$8,894,747
$	1,720,000	Multi-Color Corp. 4.88%, 11/01/2025(2)	1,603,900
	2,900,000	National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	3,010,295
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,045,000	6.50%, 08/01/2018	1,049,180
	750,000	6.50%, 07/01/2021	759,375
	456,000	7.88%, 10/01/2020	463,410
		Navient Corp.
	1,002,000	5.50%, 01/25/2023	986,669
	165,000	5.63%, 08/01/2033	141,900
	386,000	5.88%, 10/25/2024	378,280
	2,350,000	6.13%, 03/25/2024	2,352,937
	1,735,000	6.50%, 06/15/2022	1,782,712
	422,000	7.25%, 09/25/2023	440,990
	1,850,000	Netflix, Inc. 5.88%, 02/15/2025	1,900,320
	5,190,000	NextEra Energy Capital Holdings, Inc. 2.30%, 04/01/2019	5,169,291
		Nissan Motor Acceptance Corp.
	15,775,000	2.00%, 03/08/2019(2)	15,674,382
	15,300,000	3 mo. USD LIBOR + 0.520%, 2.61%, 09/13/2019(2)(3)	15,357,969
		Novelis Corp.
	615,000	5.88%, 09/30/2026(2)	610,388
	1,700,000	6.25%, 08/15/2024(2)	1,731,875
	1,430,000	Party City Holdings, Inc. 6.13%, 08/15/2023(2)(10)	1,447,875
		Peabody Energy Corp.
	1,975,000	6.00%, 03/31/2022(2)	2,028,720
	2,840,000	6.38%, 03/31/2025(2)	2,960,700
	1,535,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	1,469,763
	1,190,000	Penske Automotive Group, Inc. 3.75%, 08/15/2020	1,181,075
	1,085,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(2)	1,052,450
		QEP Resources, Inc.
	2,965,000	5.25%, 05/01/2023	2,890,875
	810,000	5.63%, 03/01/2026	775,575
	865,000	Radian Group, Inc. 4.50%, 10/01/2024	826,075
	3,070,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,842,000
	12,040,000	Reynolds American, Inc. 8.13%, 06/23/2019	12,717,143
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	1,660,000	5.13%, 07/15/2023(2)	1,670,375
	645,000	7.00%, 07/15/2024(2)	671,606
	1,915,000	SBA Tower Trust 2.88%, 07/10/2046(2)	1,879,553
		Scientific Games International, Inc.
	795,000	6.63%, 05/15/2021	810,900
	7,915,000	10.00%, 12/01/2022	8,530,787

The accompanying notes are an integral part of these financial statements.

210

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 12.6% - (continued)
		United States - 8.2% - (continued)
$	415,000	Signode Industrial Group Lux S.A. / Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(2)	$428,239
	1,055,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(2)(10)	978,513
		SM Energy Co.
	1,310,000	5.00%, 01/15/2024	1,247,775
	265,000	6.13%, 11/15/2022	267,650
	125,000	6.50%, 11/15/2021	126,875
	1,920,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(2)	1,920,000
	610,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(2)(9)	614,575
	1,990,000	Springleaf Finance Corp. 6.88%, 03/15/2025	2,009,900
	3,720,000	Sprint Corp. 7.63%, 02/15/2025(10)	3,915,300
		Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
	3,660,000	4.74%, 03/20/2025(2)	3,696,600
	4,660,000	5.15%, 03/20/2028(2)	4,724,075
	1,510,000	Staples, Inc. 8.50%, 09/15/2025(2)	1,411,850
	3,990,000	Starwood Property Trust, Inc. 3.63%, 02/01/2021(2)	3,920,175
	1,410,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	1,351,838
	1,150,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	1,098,323
		Time Warner Cable LLC
	9,695,000	6.75%, 07/01/2018	9,753,009
	4,680,000	8.25%, 04/01/2019	4,903,646
	4,685,000	8.75%, 02/14/2019	4,891,088
	825,000	Tribune Media Co. 5.88%, 07/15/2022	835,313
	410,000	TriMas Corp. 4.88%, 10/15/2025(2)	394,625
	2,015,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(2)	2,015,000
	3,050,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)	2,867,000
	1,655,000	Vrio Finco LLC 6.25%, 04/04/2023(2)	1,667,413
	2,515,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(2)	2,566,935
	4,085,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(2)	4,013,512
	1,126,000	WMG Acquisition Corp. 5.50%, 04/15/2026(2)	1,131,630
	950,000	Workday, Inc. 0.25%, 10/01/2022(2)	1,025,050
		WPX Energy, Inc.
	2,305,000	6.00%, 01/15/2022	2,402,962
	900,000	8.25%, 08/01/2023	1,021,500

			336,436,224

		Total Corporate Bonds (cost $506,908,226)	$514,087,758

Shares or Principal Amount			Market Value†
ESCROWS - 0.0%
		United States - 0.0%
$	925,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020*(11)(12)(13)	$—
	15,842	Vistra Energy Corp.	10,107

		Total Escrows (cost $—)	$10,107

FOREIGN GOVERNMENT OBLIGATIONS - 59.9%
		Australia - 7.8%
		Australia Government Bond
AUD	90,640,000	2.25%, 11/21/2022	$67,797,155
	27,045,000	2.75%, 11/21/2029(4)	20,183,870
	61,705,000	3.00%, 03/21/2047(4)	43,858,117
	81,355,000	4.75%, 04/21/2027(4)	70,943,925
	79,415,000	5.75%, 05/15/2021(4)	66,005,244
	56,835,000	5.75%, 07/15/2022(4)	48,632,198

			317,420,509

		Canada - 11.5%
		Canadian Government Bond
CAD	87,315,000	0.75%, 03/01/2021	65,698,936
	130,405,000	0.75%, 09/01/2021	97,380,984
	175,850,000	1.25%, 09/01/2018	136,893,051
	47,810,000	1.50%, 06/01/2023	36,081,199
	173,000,000	1.75%, 09/01/2019	134,689,248

			470,743,418

		Cyprus - 0.0%
EUR	785,000	Cyprus Government International Bond 3.75%, 07/26/2023(4)	1,042,573

		Denmark - 13.5%
		Denmark Government Bond
DKK	1,231,430,000	0.25%, 11/15/2018	200,524,874
	474,425,000	0.25%, 11/15/2020	78,262,631
	1,570,600,000	4.00%, 11/15/2019	272,758,007

			551,545,512

		France - 0.8%
		French Republic Government Bond OAT
EUR	12,955,000	1.50%, 05/25/2031(4)	16,536,187
	13,015,000	2.00%, 05/25/2048(2)(4)	17,076,800

			33,612,987

		Germany - 3.9%
	129,830,000	Bundesobligation 0.01%, 10/07/2022(4)	157,877,949

		Italy - 0.9%
	27,715,000	Italy Buoni Poliennali Del Tesoro 1.85%, 05/15/2024	35,162,137

		New Zealand - 4.3%
		New Zealand Government Bond
NZD	91,155,000	2.75%, 04/15/2025(4)	64,500,252
	138,570,000	5.50%, 04/15/2023(4)	111,599,558

			176,099,810

		Norway - 7.6%
		Norway Government Bond
NOK	879,565,000	1.75%, 02/17/2027(2)(4)	108,692,714
	515,830,000	2.00%, 05/24/2023(2)(4)	65,859,936
	1,003,350,000	3.75%, 05/25/2021(2)(4)	134,749,043

			309,301,693

The accompanying notes are an integral part of these financial statements.

211

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.9% - (continued)
		Singapore - 3.4%
		Singapore Government Bond
SGD	70,765,000	1.75%, 04/01/2022	$52,614,791
	72,635,000	2.25%, 06/01/2021	55,056,892
	41,745,000	2.75%, 03/01/2046	30,554,129

			138,225,812

		South Korea - 3.9%
		Korea Treasury Bond
KRW	61,525,110,000	2.00%, 09/10/2020	57,355,596
	107,359,820,000	3.00%, 03/10/2023	102,628,972

			159,984,568

		Spain - 0.5%
EUR	15,890,000	Spain Government Bond 2.70%, 10/31/2048(2)(4)	20,618,571

		Supranational - 1.0%
MXN	808,460,000	International Finance Corp. 7.75%, 01/18/2030	42,649,155

		United Kingdom - 0.8%
GBP	26,605,000	United Kingdom Gilt 1.50%, 07/22/2047(4)	33,928,110

		Total Foreign Government Obligations (cost $2,438,571,383)	$2,448,212,804

SENIOR FLOATING RATE INTERESTS - 2.9%(14)
		Canada - 0.1%
$	2,389,195	B.C. Unlimited Liability Co. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/16/2024	$2,395,168

		Denmark - 0.1%
EUR	2,332,742	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	2,815,385

		Germany - 0.2%
$	8,125,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 09/30/2025	8,110,781

		Luxembourg - 0.1%
	3,951,010	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.48%, 06/13/2024	3,946,981

		United Kingdom - 0.1%
	6,030,000	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/28/2025	6,020,593

		United States - 2.3%
	926,974	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/31/2023	928,133
	3,017,437	Aristocrat Leisure Ltd. 3 mo. USD LIBOR + 2.000%, 4.36%, 10/19/2024	3,032,525
	2,931,570	Asurion LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 11/03/2023	2,951,739

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.9%(14) - (continued)
		United States - 2.3% - (continued)
$	2,813,738	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.31%, 06/24/2024	$2,838,358
	1,211,289	Berlin Packaging LLC 1 mo. USD LIBOR + 3.250%, 5.07%, 10/01/2021	1,212,294
	955,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	959,775
	1,620,938	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 12/11/2024	1,626,011
	4,482,109	Clark Equipment Co. 3 mo. USD LIBOR + 2.000%, 4.30%, 05/18/2024	4,486,323
	582,075	Core & Main LP 6 mo. USD LIBOR + 3.000%, 5.12%, 08/01/2024	584,985
	1,065,000	Crown Americas LLC 3 mo. USD LIBOR + 2.000%, 4.31%, 01/29/2025	1,073,658
	1,785,000	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 01/25/2026	1,785,000
	1,137,150	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	1,135,024
		First Data Corp.
	2,459,975	1 mo. USD LIBOR + 2.250%, 4.15%, 07/08/2022	2,468,585
	2,174,386	1 mo. USD LIBOR + 2.250%, 4.15%, 04/26/2024	2,181,757
	250,000	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.40%, 02/22/2023	254,062
	3,960,075	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 10/20/2024	3,989,776
	3,486,158	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/03/2022	3,511,433
	3,075,000	Hub International Ltd. 0.00%, 04/25/2025(15)	3,092,927
	2,433,536	Hyland Software, Inc. 1 mo. USD LIBOR + 3.250%, 5.14%, 07/01/2022	2,453,320
	3,850,625	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/01/2024	3,862,986
	2,765,000	Lamar Media Corp. 1 mo. USD LIBOR + 1.750%, 3.69%, 03/14/2025	2,778,825
	2,760,949	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 04/04/2021	2,648,799
	4,075,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 02/22/2024	4,091,993
	1,170,000	Meredith Corp. 1 mo. USD LIBOR + 3.000%, 4.90%, 01/31/2025	1,177,172

The accompanying notes are an integral part of these financial statements.

212

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.9%(14) - (continued)
		United States - 2.3% - (continued)
$	1,361,588	Multi Color Corp. 1 mo. USD LIBOR + 2.250%, 4.15%, 10/31/2024	$1,367,265
	3,260,363	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 05/24/2024	3,274,349
	6,130,000	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.20%, 03/01/2025	6,135,762
	5,076,923	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/15/2023	5,095,961
	1,132,308	Rexnord LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/21/2024	1,139,951
	6,033,946	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 08/17/2024	6,086,743
	4,226,579	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/15/2022	4,247,712
	720,302	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 04/16/2025(15)	724,804
	1,946,816	SS&C Technologies, Inc. 0.00%, 04/16/2025(15)	1,958,983
		Tribune Media Co.
	79,474	1 mo. USD LIBOR + 3.000%, 4.90%, 12/27/2020	79,474
	990,554	1 mo. USD LIBOR + 3.000%, 4.90%, 01/27/2024	991,793
	3,776,025	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.30%, 05/16/2024	3,788,599
	3,164,938	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 6.99%, 11/29/2024	3,200,543

			93,217,399

		Total Senior Floating Rate Interests (cost $115,945,467)	$116,506,307

U.S. GOVERNMENT AGENCIES - 0.6%
		United States - 0.6%
		FHLMC - 0.1%
$	1,025,000	1 mo. USD LIBOR + 4.500%, 6.40%, 02/25/2024(3)	$1,196,725
	3,690,853	1.78%, 09/25/2041(5)(7)	285,498
	6,087,872	2.28%, 01/25/2042(5)(7)	654,148
	11,435,000	2.09%, 02/25/2041(5)(7)	613,849

			2,750,220

		SLM Student Loan Trust - 0.5%
	2,044,498	Nelnet Student Loan Trust 3 mo. USD LIBOR + 0.350%, 2.64%, 03/25/2026(2)(3)	2,012,826
	2,129,297	Nelnet Student Loan Trust 3 mo. USD LIBOR + 1.480%, 3.23%, 04/25/2024(3)	2,142,117
	1,315,352	Nelnet Student Loan Trust 3 mo. USD LIBOR + 1.650%, 3.59%, 11/25/2024(3)	1,334,774

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.6% - (continued)
		SLM Student Loan Trust - 0.5% - (continued)
$	1,000,000	SLC Student Loan Trust 3 mo. USD LIBOR + 0.900%, 3.03%, 06/15/2021(3)	$1,004,495
	463,582	SLM Student Loan Trust 1 mo. USD LIBOR + 0.650%, 2.55%, 05/26/2026(3)	460,085
	1,724,686	SLM Student Loan Trust 1 mo. USD LIBOR + 0.700%, 2.60%, 01/25/2029(3)	1,721,360
	2,504,199	SLM Student Loan Trust 3 mo. USD LIBOR + 0.650%, 3.01%, 01/25/2022(3)	2,492,651
	1,176,712	SLM Student Loan Trust 3 mo. USD LIBOR + 0.750%, 3.11%, 04/25/2023(3)	1,172,389
	3,810,748	SLM Student Loan Trust 3 mo. USD LIBOR + 1.500%, 3.86%, 04/25/2023(3)	3,899,810
	3,120,353	SLM Student Loan Trust 3 mo. USD LIBOR + 1.700%, 4.06%, 07/25/2023(3)	3,207,026

			19,447,533

		Total U.S. Government Agencies (cost $21,774,276)	$22,197,753

U.S. GOVERNMENT SECURITIES - 10.2%
		United States - 10.2%
		U.S. Treasury Bonds - 1.9%
$	46,045,000	0.00%, 08/15/2045(16)	$19,790,366
	38,200,000	0.00%, 11/15/2045(16)(17)	16,295,130
	44,545,000	2.50%, 02/15/2046(17)	39,596,329

			75,681,825

		U.S. Treasury Notes - 8.3%
	21,050,000	1.00%, 09/30/2019(18)	20,639,690
	122,235,000	1.25%, 03/31/2021	117,527,043
	19,865,000	1.25%, 01/31/2019(18)	19,723,772
	186,165,000	1.38%, 04/30/2020(17)	182,092,641

			339,983,146

			415,664,971

		Total U.S. Government Securities (cost $421,794,359)	$415,664,971

CONVERTIBLE BONDS - 0.4%
		Commercial Services - 0.0%
$	1,600,000	Cardtronics, Inc. 1.00%, 12/01/2020	$1,500,000

		Media - 0.1%
		DISH Network Corp.
	3,780,000	2.38%, 03/15/2024	3,261,615
	2,525,000	3.38%, 08/15/2026	2,291,490
	188,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	195,252

			5,748,357

The accompanying notes are an integral part of these financial statements.

213

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 0.4% - (continued)
		Oil & Gas - 0.0%
$	1,155,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019*	$1,501

		Semiconductors - 0.1%
	1,782,000	Advanced Micro Devices, Inc. 2.13%, 09/01/2026	2,765,331
		Microchip Technology, Inc.
	392,000	1.63%, 02/15/2027	441,118
	450,000	2.25%, 02/15/2037	503,236
	435,000	1.63%, 02/15/2025	707,612

			4,417,297

		Software - 0.2%
	2,727,000	Guidewire Software, Inc. 1.25%, 03/15/2025	2,759,121
	1,010,000	ServiceNow, Inc. 0.00%, 06/01/2022(2)(16)	1,352,592
	1,959,000	Western Digital Corp. 1.50%, 02/01/2024(2)	2,044,195

			6,155,908

		Total Convertible Bonds (cost $19,904,671)	$17,823,063

PREFERRED STOCKS - 0.0%
		United States - 0.0%
	21,100	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 7.62%(3)	$561,049

		Total Preferred Stocks (cost $552,899)	$561,049

		Total Long-Term Investments (cost $3,825,661,608)	$3,830,528,709

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 8.6%
		Foreign Government Obligations - 1.6%
EUR	54,000,000	French Treasury Bill 0.01%, 08/15/2018(19)	$65,312,762
	1,281,000	Hellenic Republic Treasury Bill 1.64%, 07/06/2018(19)	1,547,197

			66,859,959

		Other Investment Pools & Funds - 6.7%
	273,264,689	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(20)	273,264,689

		Securities Lending Collateral - 0.3%
	594,268	Citibank NA DDCA, 1.50%, 5/1/2018(20)	594,268
	6,324,177	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(20)	6,324,177
	4,966,906	Invesco Government & Agency Portfolio, 1.60%(20)	4,966,906

			11,885,351

		Total Short-Term Investments (cost $352,045,802)	$352,009,999

Total Investments Excluding Purchased Options (cost $4,177,707,410)	102.4%	$4,182,538,708

Total Purchased Options (cost $1,515,358)	0.0%	$563,560

Total Investments (cost $4,179,222,768)	102.4%	$4,183,102,268
Other Assets and Liabilities	(2.4)%	(98,857,429)

Total Net Assets	100.0%	$4,084,244,839

The accompanying notes are an integral part of these financial statements.

214

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Non-income producing.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $761,751,959, which represented 18.7% of total net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $1,047,441,610, which represented 25.6% of total net assets.

(5)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(7)	Securities disclosed are interest-only strips.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(10)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(11)	Investment valued using significant unobservable inputs.

(12)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(13)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.

(14)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(16)	Security is a zero-coupon bond.

(17)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(18)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(19)	The rate shown represents current yield to maturity.

(20)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

215

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/JPY Put	GSC	115.00 JPY per USD	03/11/21	4,151,000	USD	4,151,000	$43,984	$198,376	$(154,392)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	4,151,000	USD	4,151,000	44,001	198,003	(154,002)
USD Call/JPY Put	BOA	115.00 JPY per USD	03/12/21	5,530,000	USD	5,530,000	58,618	243,320	(184,702)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	5,531,000	USD	5,531,000	58,628	216,981	(158,353)

Total Calls						19,363,000	$205,231	$856,680	$(651,449)

Puts
EUR Put/GBP Call	GSC	0.80 GBP per EUR	12/12/18	1,030,000	EUR	1,030,000	$95,993	$203,974	$(107,981)
EUR Put/USD Call	JPM	1.17 USD per EUR	07/02/18	900,000	EUR	900,000	237,068	206,900	30,168

Total Puts						1,930,000	$333,061	$410,874	$(77,813)

Total purchased option contracts						21,293,000	$538,292	$1,267,554	$(729,262)

Written option contracts:
Calls
USD Call/JPY Put	GSC	140.00 JPY per USD	03/11/21	(4,151,000)	USD	(4,151,000)	$(5,463)	$(82,771)	$77,308
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	(5,531,000)	USD	(5,531,000)	(7,290)	(90,598)	83,308
USD Call/JPY Put	BOA	140.00 JPY per USD	03/12/21	(5,530,000)	USD	(5,530,000)	(7,288)	(106,286)	98,998
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	(4,151,000)	USD	(4,151,000)	(5,471)	(83,850)	78,379

Total Calls						(19,363,000)	$(25,512)	$(363,505)	$337,993

Total written option contracts						(19,363,000)	$(25,512)	$(363,505)	$337,993

OTC Swaption Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
6 Months LIBOR JPY-BBA Interest Rate Swap Expiring 11/26/2038	JPM	0.93%	Pay	11/21/18	JPY	1,100,450,000	1,100,450,000	$25,268	$247,804	$(222,536)

Total purchased swaption contracts							1,100,450,000	$25,268	$247,804	$(222,536)

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Euro Future	1,650	03/18/2019	$401,135,625	$(149,273)
Australian 3-Year Bond Future	700	06/15/2018	58,450,147	53,295
Canadian Government 10-Year Bond Future	1,806	06/20/2018	184,897,153	(673,931)
Euro BUXL 30-Year Bond Future	49	06/07/2018	9,677,052	24,784
Euro-OAT Future	98	06/07/2018	18,202,609	9,468
U.S. Treasury 2-Year Note Future	287	06/29/2018	60,857,453	(7,707)
U.S. Treasury Ultra Bond Future	694	06/20/2018	109,044,750	(769,677)

Total				$(1,513,041)

The accompanying notes are an integral part of these financial statements.

216

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Futures Contracts Outstanding at April 30, 2018 - (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
90-Day Euro Future	1,660	03/16/2020	$402,591,500	$307,684
Australian 10-Year Bond Future	1,214	06/15/2018	116,889,325	1,009,721
Euro-BOBL Future	2,225	06/07/2018	351,985,112	(397,300)
Euro-Bund Future	315	06/07/2018	60,383,727	(38,991)
Euro-Schatz Future	292	06/07/2018	39,463,367	(24,637)
Long Gilt Future	741	06/27/2018	124,721,611	(814,275)
U.S. Treasury 5-Year Note Future	12,967	06/29/2018	1,471,855,811	6,942,679
U.S. Treasury 10-Year Note Future	142	06/20/2018	16,986,750	(26,226)
U.S. Treasury Long Bond Future	37	06/20/2018	5,322,219	(39,478)

Total				$6,919,177

Total futures contracts				$5,406,136

OTC Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	1,645,000	(2.00%)	01/17/47	Monthly	$61,307	$—	$19,036	$(42,271)
CMBX.NA.AS.7	CSI	USD	1,505,000	(1.00%)	01/17/47	Monthly	26,392	—	(27,280)	(53,672)

Total							$87,699	$—	$(8,244)	$(95,943)

Sell protection:
CMBX.NA.BB.6	JPM	USD	1,400,000	5.00%	05/11/63	Monthly	$—	$(234,928)	$(297,836)	$(62,908)
CMBX.NA.BB.6	GSC	USD	4,125,000	5.00%	05/11/63	Monthly	—	(814,124)	(877,554)	(63,430)
CMBX.NA.BB.8	CSI	USD	1,970,000	5.00%	10/17/57	Monthly	—	(518,097)	(417,727)	100,370
CMBX.NA.BBB.6	CSI	USD	3,220,000	3.00%	05/11/63	Monthly	—	(450,307)	(401,094)	49,213
CMBX.NA.BBB.6	CSI	USD	2,700,000	3.00%	05/11/63	Monthly	—	(367,564)	(336,321)	31,243

Total							$—	$(2,385,020)	$(2,330,532)	$54,488

Total traded indices							$87,699	$(2,385,020)	$(2,338,776)	$(41,455)

Credit default swaps on single-name issues:
Buy protection:
American Axle & Manufacturing Holdings, Inc.	JPM	USD	7,440,000	(5.00%)	06/20/23	Quarterly	$—	$(671,259)	$(787,643)	$(116,384)
Arconic, Inc.	GSC	USD	8,380,000	(1.00%)	06/20/23	Quarterly	160,639	—	256,147	95,508
Cox Communications, Inc.	BCLY	USD	4,050,000	(1.00%)	06/20/23	Quarterly	—	(49,483)	(70,138)	(20,655)
Danone S.A.	BCLY	EUR	5,275,000	(1.00%)	12/20/22	Quarterly	—	(161,120)	(162,043)	(923)
Dell, Inc	JPM	USD	7,230,000	(1.00%)	06/20/23	Quarterly	473,103	—	468,138	(4,965)
General Electric Co.	CBK	USD	3,660,000	(1.00%)	06/20/25	Quarterly	33,749	—	16,459	(17,290)
IIneos Group Holdings S.A.	GSC	EUR	5,820,000	(5.00%)	06/20/23	Quarterly	—	(1,037,268)	(1,071,586)	(34,318)
International Business Machines Corp.	BOA	USD	3,980,000	(1.00%)	06/20/23	Quarterly	—	(129,484)	(135,271)	(5,787)
Kohl’s Corp.	MSC	USD	1,850,000	(1.00%)	06/20/23	Quarterly	27,963	—	25,468	(2,495)
Kohl’s Corp.	JPM	USD	8,260,000	(1.00%)	06/20/23	Quarterly	132,339	—	112,794	(19,545)
Koninklijke KPN N.V.	CSI	EUR	2,350,000	(1.00%)	06/20/22	Quarterly	—	(13,828)	(61,591)	(47,763)
Macy’s, Inc.	CBK	USD	8,580,000	(1.00%)	06/20/23	Quarterly	382,174	—	387,820	5,646
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)	03/20/20	Quarterly	41,104	—	(42,519)	(83,623)
Omnicom Group	GSC	USD	8,030,000	(1.00%)	06/20/23	Quarterly	—	(151,845)	(171,823)	(19,978)
Target Corp.	JPM	USD	8,000,000	(1.00%)	06/20/23	Quarterly	—	(209,277)	(218,336)	(9,059)
Tesco plc	CSFB	EUR	3,265,000	(1.00%)	12/20/22	Quarterly	—	(7,231)	(33,018)	(25,787)
Tesco plc	BCLY	EUR	4,195,000	(1.00%)	12/20/22	Quarterly	—	(9,260)	(42,423)	(33,163)
Tesco plc	CSFB	EUR	8,165,000	(1.00%)	12/20/22	Quarterly	—	(15,533)	(82,571)	(67,038)

The accompanying notes are an integral part of these financial statements.

217

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2018 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues: - (continued)
Buy protection: - (continued)
Uniti Group, Inc.	JPM	USD	3,040,000	(5.00%)	06/20/23	Quarterly	$209,122	$—	$254,834	$45,712
Verizon Communications, Inc.	CBK	USD	4,040,000	(1.00%)	06/20/23	Quarterly	—	(70,575)	(73,394)	(2,819)
Vodafone Group plc	CSI	EUR	3,885,000	(1.00%)	06/20/22	Quarterly	—	(22,900)	(101,822)	(78,922)
Vodafone Group plc	BNP	EUR	4,115,000	(1.00%)	06/20/22	Quarterly	—	(24,255)	(107,850)	(83,595)
Wester Union Co.	GSC	USD	8,290,000	(1.00%)	06/20/23	Quarterly	151,713	—	56,210	(95,503)
Wind Tre S.p.A.	BOA	EUR	1,455,000	(5.00%)	06/20/23	Quarterly	—	(11,178)	(21,428)	(10,250)
Windstream Corp.	BCLY	USD	1,680,000	(5.00%)	06/20/23	Quarterly	691,230	—	694,820	3,590

Total							$2,303,136	$(2,584,496)	$(910,766)	$629,406)

Credit default swaps on single-name issues:
Sell protection:
Advanced Micro Devices	GSC	USD	5,510,000	5.00%	06/20/23	Quarterly	$695,102	$—	$806,609	$111,507
CalAtlantic Group, Inc.	JPM	USD	4,230,000	5.00%	12/20/22	Quarterly	675,052	—	735,308	60,256
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%	03/20/20	Quarterly	62,477	—	126,299	63,822
Liberty Interactive LLC	BCLY	USD	850,000	5.00%	03/20/20	Quarterly	32,104	—	75,336	43,232

Total							$1,464,735	$—	$1,743,552	$278,817

Total single-name issues							$3,767,871	$(2,584,496)	$832,786	$(350,589)

Total OTC contracts							$3,855,570	$(4,969,516)	$(1,505,990)	$(392,044)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.30.V1	USD	11,525,000	5.00%	06/20/23	Quarterly	$687,472	$847,055	$159,583
ITRAXX.EUR.29.V1	EUR	48,825,000	(1.00%)	06/20/23	Quarterly	(1,380,633)	(1,418,916)	(38,283)

Total						$(693,161)	$(571,861)	$121,300

Total						$(693,161)	$(571,861)	$121,300

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2018
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	3 Mo. SEK STIBOR	0.38% Fixed	SEK	149,845,000	03/20/22	Annual	$—	$—	$(50,990)	$(50,990)
DEUT	3 Mo. NZD Bank Bill	2.31% Fixed	NZD	26,605,000	03/20/22	Semi-Annual	—	—	(201,129)	(201,129)
GSC	3 Mo. KRW KSDA	2.23% Fixed	KRW	46,792,375,000	09/19/23	Quarterly	9,635	—	(112,338)	(121,973)
GSC	3 Mo. KRW KSDA	2.42% Fixed	KRW	24,981,950,000	06/20/28	Quarterly	34,218	—	129,128	94,910

Total							$43,853	$—	$(235,329)	$(279,182)

The accompanying notes are an integral part of these financial statements.

218

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	8.17% Fixed	MXN	252,985,000	06/07/28	Monthly	$50,329	$—	$368,667	$318,338
2.46% Fixed	3 Mo. CAD CDOR	CAD	18,935,000	09/19/23	Semi-Annual	—	(2,823)	88,631	91,454
2.61% Fixed	3 Mo. CAD CDOR	CAD	8,910,000	09/19/28	Semi-Annual	—	(11,469)	64,517	75,986
3 Mo. CAD CDOR	1.83% Fixed	CAD	24,589,000	09/18/22	Semi-Annual	—	—	452,906	452,906
3 Mo. CAD CDOR	2.21% Fixed	CAD	19,060,000	09/21/27	Semi-Annual	—	—	378,726	378,726
1.42% Fixed	3 Mo. SEK STIBOR	SEK	72,030,000	09/19/28	Annual	—	—	(56,206)	(56,206)
3 Mo. SEK STIBOR	0.81% Fixed	SEK	228,460,000	09/19/23	Quarterly	—	(45,513)	174,516	220,029
3 Mo. SEK STIBOR	1.51% Fixed	SEK	52,545,000	09/19/28	Quarterly	—	(9,571)	90,751	100,322
2.86% Fixed	3 Mo. USD LIBOR	USD	14,800,000	09/19/23	Semi-Annual	—	(8,951)	60,434	69,385
2.95% Fixed	3 Mo. USD LIBOR	USD	7,020,000	09/19/28	Semi-Annual	—	(19,915)	26,834	46,749
3 Mo. USD LIBOR	2.42% Fixed	USD	19,099,000	09/18/22	Semi-Annual	—	—	313,474	313,474
3 Mo. USD LIBOR	2.64% Fixed	USD	13,600,000	03/16/27	Semi-Annual	—	—	215,927	215,927
3 Mo. USD LIBOR	2.43% Fixed	USD	41,160,000	02/15/46	Semi-Annual	2,093,804	—	4,511,108	2,417,304
3 Mo. ZAR JIBAR	6.90% Fixed	ZAR	2,515,685,000	03/20/20	Quarterly	187,009	—	(80,038)	(267,047)
7.55% Fixed	3 Mo. ZAR JIBAR	ZAR	153,485,000	06/20/28	Quarterly	28,082	—	177,044	148,962
3 Mo.NZD Bank Bill	2.90% Fixed	NZD	467,120,000	12/18/21	Semi-Annual	413,246	—	597,662	184,416
3 Mo.NZD Bank Bill	2.75% Fixed	NZD	142,960,000	12/18/21	Quarterly	—	(26,278)	(100,510)	(74,232)
3 Mo.NZD Bank Bill	2.88% Fixed	NZD	40,640,000	09/19/23	Quarterly	—	—	73,670	73,670
3 Mo.NZD Bank Bill	3.31% Fixed	NZD	9,720,000	09/19/28	Quarterly	5,934	—	24,641	18,707
2.76% Fixed	6 Mo. AUD BBSW	AUD	18,695,000	09/19/23	Semi-Annual	1,814	—	(60,286)	(62,100)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	135,835,000	06/20/23	Annual	—	(441,317)	(1,645,166)	(1,203,849)
1.14% Fixed	6 Mo. EUR EURIBOR	EUR	20,570,000	09/19/28	Annual	—	(126,169)	(116,095)	10,074
6 Mo. EUR EURIBOR	1.09% Fixed	GBP	287,260,000	06/19/20	Maturity	—	(49,668)	395,865	445,533
6 Mo. EUR EURIBOR	0.62% Fixed	EUR	16,558,000	09/18/22	Annual	—	—	54,999	54,999
6 Mo. EUR EURIBOR	0.42% Fixed	EUR	71,525,000	02/15/23	Semi-Annual	28,136	—	196,701	168,565
6 Mo. EUR EURIBOR	0.62% Fixed	EUR	22,555,000	09/19/23	Semi-Annual	2,728	—	154,702	151,974
6 Mo. EUR EURIBOR	0.87% Fixed	EUR	78,695,000	02/15/27	Semi-Annual	16,015	—	(230,000)	(246,015)
6 Mo. EUR EURIBOR	1.63% Fixed	EUR	67,350,000	06/21/28	Semi-Annual	—	(123,408)	(123,408)	0
6 Mo. EUR EURIBOR	1.19% Fixed	EUR	5,135,000	09/19/28	Semi-Annual	619	—	59,122	58,503
6 Mo. EUR EURIBOR	1.71% Fixed	EUR	27,090,000	06/20/48	Semi-Annual	466,347	—	1,301,339	834,992
1.48% Fixed	6 Mo. GBP LIBOR	GBP	10,230,000	09/19/23	Semi-Annual	—	(1,350)	(42,344)	(40,994)
1.65% Fixed	6 Mo. GBP LIBOR	GBP	6,470,000	09/19/28	Semi-Annual	7,287	—	(38,406)	(45,693)
1.68% Fixed	6 Mo. GBP LIBOR	GBP	4,725,000	09/19/28	Semi-Annual	—	(3,271)	(46,401)	(43,130)
6 Mo. GBP LIBOR	1.28% Fixed	GBP	14,450,000	03/20/22	Semi-Annual	—	—	59,729	59,729
6 Mo. GBP LIBOR	1.56% Fixed	GBP	10,760,000	03/15/28	Semi-Annual	—	—	147,687	147,687
6 Mo. GBP LIBOR	1.57% Fixed	GBP	24,245,000	07/22/47	Semi-Annual	106,157	—	524,581	418,424
0.34% Fixed	6 Mo. JPY LIBOR	JPY	656,795,000	09/19/28	Semi-Annual	4,917	—	2,592	(2,325)
6 Mo. JPY LIBOR	0.00% Fixed	JPY	1,823,130,000	03/20/22	Semi-Annual	—	—	132,112	132,112
2.70% Fixed	6 Mo. NOK NIBOR	NOK	125,440,000	09/20/28	Annual	—	—	(12,381)	(12,381)
6 Mo. NOK NIBOR	1.80% Fixed	NOK	166,100,000	09/18/22	Annual	—	—	(145,322)	(145,322)
6 Mo. NOK NIBOR	2.13% Fixed	NOK	228,645,000	09/19/23	Semi-Annual	—	(11,928)	184,294	196,222
6 Mo. NOK NIBOR	2.36% Fixed	NOK	54,105,000	09/19/28	Semi-Annual	—	(43,058)	23,790	66,848
6 Mo. NOK NIBOR	2.36% Fixed	NOK	361,605,000	09/19/28	Semi-Annual	144,214	—	179,609	35,395

Total						$3,556,638	$(924,689)	$8,340,067	$5,708,118

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,127,000	AUD	1,616,403	USD	BCLY	05/02/18	$ —	$ (15,085)
2,127,000	AUD	1,618,341	USD	BCLY	05/02/18	—	(17,023)
1,600,000	AUD	1,231,163	USD	JPM	05/02/18	—	(26,599)
1,320,000	AUD	1,023,325	USD	GSC	05/02/18	—	(29,559)
2,703,000	AUD	2,069,520	USD	JPM	05/02/18	—	(34,558)
2,127,000	AUD	1,639,275	USD	HSBC	05/02/18	—	(37,957)
2,580,000	AUD	1,982,242	USD	JPM	05/02/18	—	(39,882)
1,840,000	AUD	1,425,139	USD	DEUT	05/02/18	—	(39,890)
2,655,000	AUD	2,059,180	USD	BNP	05/02/18	—	(60,356)
97,044,000	AUD	73,365,264	USD	BNP	05/02/18	—	(305,420)
97,043,000	AUD	73,403,325	USD	DEUT	05/02/18	—	(344,234)

The accompanying notes are an integral part of these financial statements.

219

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
97,044,000	AUD	73,462,308	USD	GSC	05/02/18	$ —	$ (402,464)
26,314,000	AUD	20,276,542	USD	DEUT	05/02/18	—	(465,974)
97,044,000	AUD	73,617,578	USD	BOA	05/02/18	—	(557,734)
2,126,000	AUD	1,617,386	USD	JPM	06/07/18	—	(16,688)
31,348,000	AUD	23,731,220	USD	GSC	06/07/18	—	(128,822)
4,130,000	BRL	1,186,407	USD	MSC	05/03/18	—	(7,874)
12,460,000	BRL	3,579,328	USD	SCB	05/03/18	—	(23,755)
3,480,000	BRL	1,020,528	USD	GSC	05/03/18	—	(27,478)
14,530,000	BRL	4,173,968	USD	BCLY	05/03/18	—	(27,701)
2,765,000	BRL	834,213	USD	GSC	05/03/18	—	(45,196)
12,465,000	BRL	3,627,554	USD	JPM	05/03/18	—	(70,553)
40,830,000	BRL	11,729,051	USD	SCB	05/03/18	—	(77,841)
53,290,000	BRL	15,308,380	USD	SCB	05/03/18	—	(101,596)
12,410,000	BRL	3,655,106	USD	DEUT	05/03/18	—	(113,801)
8,940,000	BRL	2,686,363	USD	SCB	05/03/18	—	(135,253)
40,830,000	BRL	11,932,665	USD	DEUT	05/03/18	—	(281,455)
40,830,000	BRL	12,099,176	USD	SCB	05/03/18	—	(447,966)
10,645,000	BRL	3,030,260	USD	DEUT	06/04/18	—	(1,960)
52,620,000	BRL	15,139,614	USD	SCB	06/04/18	—	(170,224)
25,331,000	CAD	19,719,439	USD	BMO	05/02/18	10,312	—
1,300,000	CAD	1,029,230	USD	CIBC	05/02/18	—	(16,689)
2,611,000	CAD	2,068,681	USD	JPM	05/02/18	—	(35,031)
3,134,000	CAD	2,476,944	USD	JPM	05/02/18	—	(35,941)
612,217,000	CAD	476,990,261	USD	BMO	05/02/18	—	(148,076)
215,345,000	CAD	167,939,140	USD	JPM	05/02/18	—	(211,716)
1,315,000	CAD	1,023,012	USD	RBC	06/07/18	2,019	—
229,297,000	CAD	178,785,599	USD	BMO	06/07/18	—	(50,681)
1,963,000	CHF	2,047,507	USD	JPM	05/02/18	—	(66,314)
1,963,000	CHF	2,058,984	USD	JPM	05/02/18	—	(77,791)
5,929,000	CHF	6,287,920	USD	MSC	05/02/18	—	(303,970)
9,855,000	CHF	10,066,740	USD	MSC	06/07/18	—	(89,526)
609,200,000	CLP	1,005,712	USD	MSC	05/02/18	—	(12,499)
1,113,900,000	CLP	1,838,908	USD	UBS	05/02/18	—	(22,854)
1,723,100,000	CLP	2,858,446	USD	CBK	05/02/18	—	(49,179)
102,111,000	CNH	16,085,792	USD	BOA	06/20/18	37,252	—
6,542,000	CNH	1,029,507	USD	GSC	06/20/18	3,457	—
16,759,000	CNH	2,652,454	USD	CBK	06/20/18	—	(6,254)
7,848,000	CNH	1,246,051	USD	CBK	06/20/18	—	(6,873)
11,825,000	CNH	1,880,656	USD	GSC	06/20/18	—	(13,521)
11,824,000	CNH	1,881,454	USD	GSC	06/20/18	—	(14,478)
7,770,100,000	COP	2,762,211	USD	SCB	05/02/18	3,941	—
7,770,100,000	COP	2,768,826	USD	CBK	05/02/18	—	(2,673)
4,001,100,000	COP	1,434,703	USD	BOA	06/07/18	—	(10,820)
25,260,000	CZK	1,235,419	USD	CBK	05/02/18	—	(43,483)
25,260,000	CZK	1,212,991	USD	MSC	06/07/18	—	(18,759)
24,700,000	DKK	4,083,657	USD	CIBC	05/02/18	—	(79,657)
2,207,666,000	DKK	361,912,459	USD	TDB	05/02/18	—	(4,038,196)
68,877,000	EUR	83,148,314	USD	HSBC	05/02/18	39,134	—
474,000	EUR	583,888	USD	JPM	05/02/18	—	(11,406)
868,000	EUR	1,066,877	USD	JPM	05/02/18	—	(18,534)
996,000	EUR	1,223,193	USD	JPM	05/02/18	—	(20,255)
669,000	EUR	828,401	USD	JPM	05/02/18	—	(20,404)
928,000	EUR	1,144,737	USD	JPM	05/02/18	—	(23,928)
1,167,000	EUR	1,433,856	USD	CBK	05/02/18	—	(24,391)
1,219,000	EUR	1,497,379	USD	JPM	05/02/18	—	(25,110)
1,162,000	EUR	1,438,026	USD	CBK	05/02/18	—	(34,599)
1,489,000	EUR	1,837,914	USD	JPM	05/02/18	—	(39,548)
1,666,000	EUR	2,054,476	USD	JPM	05/02/18	—	(42,334)
1,665,000	EUR	2,056,963	USD	GSC	05/02/18	—	(46,029)
1,693,000	EUR	2,091,955	USD	JPM	05/02/18	—	(47,204)
2,391,000	EUR	2,938,494	USD	JPM	05/02/18	—	(50,720)
2,386,000	EUR	2,946,269	USD	JPM	05/02/18	—	(64,534)
2,315,000	EUR	2,864,060	USD	HSBC	05/02/18	—	(68,077)
2,647,000	EUR	3,267,248	USD	JPM	05/02/18	—	(70,285)

The accompanying notes are an integral part of these financial statements.

220

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,386,000	EUR	4,160,040	USD	JPM	05/02/18	$ —	$ (70,537)
2,315,000	EUR	2,873,841	USD	TDB	05/02/18	—	(77,858)
3,314,000	EUR	4,083,269	USD	JPM	05/02/18	—	(80,725)
3,316,000	EUR	4,088,751	USD	JPM	05/02/18	—	(83,791)
3,316,000	EUR	4,089,682	USD	JPM	05/02/18	—	(84,723)
3,314,000	EUR	4,087,295	USD	JPM	05/02/18	—	(84,752)
3,314,000	EUR	4,087,577	USD	JPM	05/02/18	—	(85,033)
3,314,000	EUR	4,089,334	USD	JPM	05/02/18	—	(86,790)
3,316,000	EUR	4,095,568	USD	JPM	05/02/18	—	(90,609)
3,314,000	EUR	4,093,907	USD	JPM	05/02/18	—	(91,363)
3,314,000	EUR	4,097,019	USD	JPM	05/02/18	—	(94,475)
4,495,000	EUR	5,544,268	USD	HSBC	05/02/18	—	(115,350)
4,954,000	EUR	6,113,345	USD	GSC	05/02/18	—	(130,061)
6,632,000	EUR	8,141,987	USD	JPM	05/02/18	—	(132,068)
6,632,000	EUR	8,161,910	USD	JPM	05/02/18	—	(151,991)
4,495,000	EUR	5,595,960	USD	MSC	05/02/18	—	(167,042)
6,632,000	EUR	8,187,058	USD	JPM	05/02/18	—	(177,140)
5,977,000	EUR	7,398,247	USD	JPM	05/02/18	—	(179,417)
6,628,000	EUR	8,188,722	USD	JPM	05/02/18	—	(183,634)
6,628,000	EUR	8,192,195	USD	CBK	05/02/18	—	(187,107)
6,632,000	EUR	8,205,880	USD	JPM	05/02/18	—	(195,961)
6,632,000	EUR	8,217,559	USD	JPM	05/02/18	—	(207,640)
10,004,000	EUR	12,295,586	USD	CBK	05/02/18	—	(213,073)
10,004,000	EUR	12,302,589	USD	CBK	05/02/18	—	(220,076)
17,857,000	EUR	21,814,111	USD	CBK	05/02/18	—	(246,995)
9,943,000	EUR	12,278,014	USD	JPM	05/02/18	—	(269,175)
9,943,000	EUR	12,287,947	USD	JPM	05/02/18	—	(279,108)
13,263,000	EUR	16,404,010	USD	JPM	05/02/18	—	(385,381)
17,376,000	EUR	21,504,346	USD	JPM	05/02/18	—	(518,167)
84,181,000	EUR	102,473,531	USD	BOA	05/02/18	—	(802,398)
84,181,000	EUR	102,792,325	USD	TDB	05/02/18	—	(1,121,192)
130,578,000	EUR	159,645,969	USD	MSC	05/02/18	—	(1,938,015)
10,708,000	EUR	12,959,892	USD	HSBC	06/07/18	8,071	—
13,280,000	EUR	16,076,702	USD	HSBC	06/07/18	6,091	—
836,000	EUR	1,022,120	USD	GSC	06/07/18	—	(9,679)
6,640,000	EUR	8,051,212	USD	HSBC	06/07/18	—	(9,816)
1,660,000	EUR	2,027,230	USD	JPM	06/07/18	—	(16,881)
2,777,000	EUR	3,401,025	USD	CBK	06/07/18	—	(37,929)
2,401,000	EUR	2,947,871	USD	JPM	06/07/18	—	(40,131)
9,605,000	EUR	11,714,988	USD	JPM	06/07/18	—	(82,817)
8,338,000	EUR	10,215,201	USD	JPM	06/07/18	—	(117,435)
13,089,000	EUR	15,974,077	USD	BOA	06/07/18	—	(122,596)
11,673,000	EUR	14,296,725	USD	JPM	06/07/18	—	(160,095)
13,089,000	EUR	16,023,554	USD	TDB	06/07/18	—	(172,072)
1,156,000	GBP	1,616,236	USD	JPM	05/02/18	—	(24,633)
1,493,000	GBP	2,090,310	USD	JPM	05/02/18	—	(34,719)
1,493,000	GBP	2,095,717	USD	JPM	05/02/18	—	(40,125)
1,493,000	GBP	2,097,356	USD	JPM	05/02/18	—	(41,765)
1,793,000	GBP	2,517,716	USD	JPM	05/02/18	—	(49,079)
1,195,000	GBP	1,700,361	USD	JPM	05/02/18	—	(55,062)
5,786,000	GBP	8,207,360	USD	HSBC	05/02/18	—	(241,083)
5,732,000	GBP	8,186,013	USD	HSBC	05/02/18	—	(294,084)
5,786,000	GBP	8,294,821	USD	GSC	05/02/18	—	(328,544)
7,263,000	GBP	10,356,929	USD	RBC	05/02/18	—	(357,090)
15,045,000	GBP	21,130,672	USD	JPM	05/02/18	—	(416,425)
30,108,000	GBP	42,339,375	USD	HSBC	05/02/18	—	(886,098)
45,153,000	GBP	63,421,813	USD	JPM	05/02/18	—	(1,254,290)
225,145,000	GBP	314,572,594	USD	BOA	05/02/18	—	(4,588,604)
1,156,000	GBP	1,588,166	USD	CBK	06/07/18	6,192	—
1,727,000	GBP	2,379,695	USD	JPM	06/07/18	2,188	—
2,878,000	GBP	3,970,520	USD	JPM	06/07/18	—	(1,175)
1,151,000	GBP	1,590,300	USD	JPM	06/07/18	—	(2,837)
1,156,000	GBP	1,608,325	USD	CBK	06/07/18	—	(13,967)
5,841,000	GBP	8,151,174	USD	BOA	06/07/18	—	(95,251)

The accompanying notes are an integral part of these financial statements.

221

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
5,841,000	GBP	8,153,160	USD	BCLY	06/07/18	$ —	$ (97,237)
5,841,000	GBP	8,155,496	USD	JPM	06/07/18	—	(99,573)
5,841,000	GBP	8,155,590	USD	JPM	06/07/18	—	(99,666)
5,841,000	GBP	8,160,286	USD	BCLY	06/07/18	—	(104,363)
5,787,000	GBP	8,086,412	USD	HSBC	06/07/18	—	(104,966)
9,929,000	GBP	13,876,214	USD	BCLY	06/07/18	—	(182,110)
17,522,000	GBP	24,478,935	USD	BCLY	06/07/18	—	(312,544)
19,274,000	GBP	26,920,160	USD	BCLY	06/07/18	—	(337,406)
105,600,000	HUF	421,656	USD	BCLY	05/02/18	—	(15,126)
678,800,000	HUF	2,645,420	USD	CBK	05/02/18	—	(32,230)
258,700,000	HUF	1,029,365	USD	GSC	05/02/18	—	(33,442)
312,100,000	HUF	1,235,697	USD	CBK	05/02/18	—	(34,199)
565,200,000	HUF	2,237,335	USD	CBK	05/02/18	—	(61,473)
47,418,000,000	IDR	3,402,799	USD	DEUT	05/02/18	4,838	—
3,610,000	ILS	1,026,122	USD	HSBC	05/02/18	—	(22,930)
11,520,000	ILS	3,265,954	USD	HSBC	05/02/18	—	(64,632)
7,180,000	ILS	2,062,685	USD	HSBC	05/02/18	—	(67,416)
4,855,000	ILS	1,359,668	USD	CBK	06/07/18	—	(7,565)
4,340,000	ILS	1,229,357	USD	HSBC	06/07/18	—	(20,680)
108,230,000	INR	1,619,485	USD	BCLY	05/02/18	1,834	—
67,328,000	INR	1,007,453	USD	MSC	05/02/18	1,141	—
35,116,000	INR	525,453	USD	DEUT	05/02/18	595	—
94,530,000	INR	1,451,851	USD	SCB	05/02/18	—	(35,762)
106,190,000	INR	1,633,064	USD	CBK	05/02/18	—	(42,305)
199,032,000	INR	3,060,148	USD	MSC	05/02/18	—	(78,586)
200,470,000	INR	3,083,585	USD	SCB	05/02/18	—	(80,482)
232,204,000	INR	3,566,608	USD	SCB	05/02/18	—	(88,120)
232,204,000	INR	3,569,075	USD	DEUT	05/02/18	—	(90,586)
422,720,000	INR	6,325,776	USD	SCB	06/07/18	—	(18,327)
133,700,000	JPY	1,259,421	USD	CBK	05/02/18	—	(36,251)
218,300,000	JPY	2,036,118	USD	JPM	05/02/18	—	(38,975)
219,340,000	JPY	2,050,002	USD	HSBC	05/02/18	—	(43,345)
220,975,000	JPY	2,065,563	USD	JPM	05/02/18	—	(43,948)
218,827,000	JPY	2,046,721	USD	BCLY	05/02/18	—	(44,756)
218,300,000	JPY	2,055,894	USD	JPM	05/02/18	—	(58,751)
218,300,000	JPY	2,080,264	USD	JPM	05/02/18	—	(83,121)
220,975,000	JPY	2,105,316	USD	JPM	05/02/18	—	(83,700)
4,425,125,000	JPY	41,256,522	USD	JPM	05/02/18	—	(772,749)
4,425,125,000	JPY	41,535,259	USD	JPM	05/02/18	—	(1,051,487)
45,533,750,000	JPY	430,935,355	USD	SSG	05/02/18	—	(14,364,531)
876,660,000	JPY	8,040,938	USD	JPM	06/07/18	—	(1,005)
356,300,000	JPY	3,271,749	USD	BCLY	06/07/18	—	(4,088)
876,660,000	JPY	8,044,656	USD	JPM	06/07/18	—	(4,724)
445,450,000	JPY	4,093,690	USD	JPM	06/07/18	—	(8,426)
89,774,817,000	KRW	83,295,277	USD	BCLY	05/02/18	762,078	—
44,887,408,000	KRW	41,449,197	USD	UBS	05/02/18	579,480	—
44,887,408,000	KRW	41,466,428	USD	SCB	05/02/18	562,250	—
51,338,969,000	KRW	47,703,930	USD	BOA	05/02/18	365,430	—
42,004,611,000	KRW	39,030,488	USD	CBK	05/02/18	298,988	—
2,540,880,000	KRW	2,360,974	USD	CSFB	05/02/18	18,086	—
2,130,599,000	KRW	1,979,743	USD	SCB	05/02/18	15,166	—
1,175,940,000	KRW	1,102,399	USD	GSC	05/02/18	—	(1,351)
3,299,230,000	KRW	3,048,210	USD	HSBC	06/07/18	43,905	—
834,579,000	MXN	44,171,642	USD	BCLY	05/02/18	439,558	—
4,265,000	MXN	232,643	USD	SSG	05/02/18	—	(4,664)
28,868,000	MXN	1,575,377	USD	CBK	05/02/18	—	(32,281)
33,680,000	MXN	1,833,369	USD	BNP	05/02/18	—	(33,053)
23,120,000	MXN	1,201,937	USD	BNP	06/07/18	26,801	—
38,540,000	MXN	2,029,107	USD	CBK	06/07/18	19,144	—
5,122,000	NOK	649,067	USD	BCLY	05/02/18	—	(10,548)
3,837,000	NOK	489,000	USD	BCLY	05/02/18	—	(10,672)
15,990,000	NOK	2,007,386	USD	BCLY	05/02/18	—	(14,042)
7,031,000	NOK	892,610	USD	BCLY	05/02/18	—	(16,112)
9,635,000	NOK	1,224,316	USD	JPM	05/02/18	—	(23,199)

The accompanying notes are an integral part of these financial statements.

222

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
9,590,000	NOK	1,233,952	USD	JPM	05/02/18	$ —	$ (38,445)
16,038,000	NOK	2,038,759	USD	BCLY	05/02/18	—	(39,431)
12,846,000	NOK	1,643,146	USD	JPM	05/02/18	—	(41,739)
12,797,000	NOK	1,638,532	USD	JPM	05/02/18	—	(43,233)
12,797,000	NOK	1,645,184	USD	JPM	05/02/18	—	(49,885)
15,996,000	NOK	2,044,802	USD	JPM	05/02/18	—	(50,710)
15,996,000	NOK	2,049,621	USD	JPM	05/02/18	—	(55,530)
15,990,000	NOK	2,050,126	USD	GSC	05/02/18	—	(56,782)
32,115,000	NOK	4,108,943	USD	JPM	05/02/18	—	(105,426)
41,082,000	NOK	5,353,331	USD	MSC	05/02/18	—	(231,971)
3,345,525,000	NOK	419,764,743	USD	MSC	05/02/18	—	(2,705,243)
15,990,000	NOK	2,001,017	USD	MSC	06/07/18	—	(5,163)
12,797,000	NOK	1,607,183	USD	JPM	06/07/18	—	(9,876)
12,925,000	NOK	1,623,597	USD	JPM	06/07/18	—	(10,312)
12,920,000	NOK	1,623,881	USD	JPM	06/07/18	—	(11,221)
31,971,000	NOK	4,002,134	USD	JPM	06/07/18	—	(11,548)
12,925,000	NOK	1,627,096	USD	JPM	06/07/18	—	(13,811)
12,797,000	NOK	1,614,841	USD	JPM	06/07/18	—	(17,533)
19,388,000	NOK	2,438,742	USD	JPM	06/07/18	—	(18,753)
15,985,000	NOK	2,027,925	USD	GSC	06/07/18	—	(32,694)
95,643,000	NOK	12,014,358	USD	MSC	06/07/18	—	(76,302)
723,981,000	NOK	91,746,918	USD	MSC	06/07/18	—	(1,380,388)
1,405,000	NZD	1,024,991	USD	HSBC	05/02/18	—	(36,445)
2,224,000	NZD	1,602,792	USD	CBK	05/02/18	—	(38,005)
2,375,000	NZD	1,711,970	USD	MSC	05/02/18	—	(40,940)
2,812,000	NZD	2,028,864	USD	HSBC	05/02/18	—	(50,364)
1,665,000	NZD	1,225,756	USD	SSG	05/02/18	—	(54,277)
2,233,000	NZD	1,628,120	USD	JPM	05/02/18	—	(57,001)
2,235,000	NZD	1,631,499	USD	DEUT	05/02/18	—	(58,972)
2,881,000	NZD	2,087,158	USD	JPM	05/02/18	—	(60,111)
2,250,000	NZD	1,652,414	USD	BCLY	05/02/18	—	(69,333)
3,350,000	NZD	2,438,298	USD	JPM	05/02/18	—	(81,266)
2,812,000	NZD	2,063,122	USD	HSBC	05/02/18	—	(84,623)
3,374,000	NZD	2,467,433	USD	BCLY	05/02/18	—	(93,516)
5,300,000	NZD	3,887,126	USD	JPM	05/02/18	—	(158,091)
8,630,000	NZD	6,271,706	USD	MSC	05/02/18	—	(199,711)
290,507,000	NZD	205,156,043	USD	BCLY	05/02/18	—	(757,797)
2,224,000	NZD	1,569,232	USD	CBK	06/07/18	—	(4,621)
2,252,000	NZD	1,590,286	USD	JPM	06/07/18	—	(5,976)
2,252,000	NZD	1,591,110	USD	JPM	06/07/18	—	(6,800)
2,224,000	NZD	1,590,320	USD	JPM	06/07/18	—	(25,709)
15,005,000	NZD	10,594,835	USD	BCLY	06/07/18	—	(38,632)
10,115,000	PEN	3,122,106	USD	CBK	05/02/18	—	(12,874)
10,115,000	PEN	3,144,234	USD	BOA	05/02/18	—	(35,001)
16,787,000	PEN	5,212,383	USD	CBK	05/02/18	—	(52,255)
26,902,000	PEN	8,302,318	USD	CBK	06/07/18	—	(41,838)
41,459,000	PLN	12,218,188	USD	CBK	05/02/18	—	(405,839)
41,459,000	PLN	12,343,841	USD	CBK	05/02/18	—	(531,492)
41,459,000	PLN	12,346,558	USD	BCLY	05/02/18	—	(534,209)
505,119,000	PLN	149,531,972	USD	JPM	05/02/18	—	(5,615,283)
545,285,000	PLN	157,978,068	USD	DEUT	06/07/18	—	(2,544,529)
353,101,000	RUB	5,528,216	USD	GSC	05/03/18	76,997	—
32,664,000	RUB	523,378	USD	BCLY	05/03/18	—	(4,861)
50,670,000	RUB	812,801	USD	GSC	05/03/18	—	(8,453)
108,210,000	RUB	1,726,909	USD	BOA	05/03/18	—	(9,156)
109,010,000	RUB	1,739,676	USD	MSC	05/03/18	—	(9,224)
277,760,000	RUB	4,432,734	USD	DEUT	05/03/18	—	(23,503)
385,765,000	RUB	6,156,371	USD	CBK	05/03/18	—	(32,642)
164,380,000	RUB	2,668,506	USD	CBK	05/03/18	—	(59,097)
82,710,000	RUB	1,431,216	USD	CBK	05/03/18	—	(118,257)
108,210,000	RUB	1,885,188	USD	BCLY	05/03/18	—	(167,436)
606,312,000	RUB	9,812,462	USD	CBK	05/03/18	—	(187,714)
416,220,000	RUB	7,253,747	USD	GSC	05/03/18	—	(646,567)
43,758,000	RUB	705,490	USD	HSBC	06/07/18	—	(13,862)

The accompanying notes are an integral part of these financial statements.

223

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
43,758,000	RUB	705,660	USD	HSBC	06/07/18	$ —	$ (14,032)
72,930,000	RUB	1,170,626	USD	CBK	06/07/18	—	(17,913)
72,930,000	RUB	1,171,755	USD	CBK	06/07/18	—	(19,041)
58,344,000	RUB	941,792	USD	HSBC	06/07/18	—	(19,621)
276,610,000	RUB	4,420,102	USD	CBK	06/07/18	—	(48,074)
36,100,000	SEK	4,217,290	USD	MSC	05/02/18	—	(94,016)
15,360,000	SEK	1,880,620	USD	GSC	05/02/18	—	(126,229)
2,648,607,000	SEK	324,077,820	USD	MSC	05/02/18	—	(21,558,919)
20,531,000	SEK	2,350,133	USD	CBK	06/07/18	1,304	—
2,623,000	SEK	299,847	USD	JPM	06/07/18	568	—
10,427,000	SEK	1,198,885	USD	JPM	06/07/18	—	(4,670)
20,531,000	SEK	2,356,337	USD	CBK	06/07/18	—	(4,900)
10,427,000	SEK	1,203,838	USD	JPM	06/07/18	—	(9,623)
13,903,000	SEK	1,621,222	USD	BCLY	06/07/18	—	(28,896)
13,903,000	SEK	1,621,974	USD	BCLY	06/07/18	—	(29,649)
1,139,140,000	SEK	133,424,302	USD	MSC	06/07/18	—	(2,957,391)
94,706,000	SGD	71,395,401	USD	JPM	05/02/18	29,692	—
94,706,000	SGD	71,400,784	USD	JPM	05/02/18	24,309	—
1,075,000	SGD	821,263	USD	CBK	05/02/18	—	(10,522)
1,915,000	SGD	1,458,935	USD	CBK	05/02/18	—	(14,686)
2,185,000	SGD	1,670,502	USD	CBK	05/02/18	—	(22,625)
3,485,000	SGD	2,662,114	USD	CBK	05/02/18	—	(33,807)
3,840,000	SGD	2,936,184	USD	CBK	05/02/18	—	(40,144)
3,841,000	SGD	2,938,341	USD	CBK	05/02/18	—	(41,547)
7,213,000	SGD	5,441,515	USD	JPM	06/07/18	2,487	—
7,213,000	SGD	5,442,131	USD	JPM	06/07/18	1,872	—
425,220,000	THB	13,666,077	USD	JPM	05/02/18	—	(192,266)
360,860,000	THB	11,474,086	USD	JPM	06/07/18	—	(27,797)
4,155,000	TRY	998,246	USD	MSC	05/02/18	24,010	—
13,907,000	TRY	3,400,481	USD	CBK	05/02/18	21,064	—
3,026,000	TRY	725,338	USD	CBK	05/02/18	19,151	—
4,200,000	TRY	1,021,289	USD	NOM	05/02/18	12,039	—
50,007,000	TRY	12,318,209	USD	DEUT	05/02/18	—	(14,963)
50,007,000	TRY	12,319,119	USD	GSC	05/02/18	—	(15,873)
24,452,000	TRY	6,033,672	USD	HSBC	05/02/18	—	(17,735)
6,625,000	TRY	1,649,241	USD	HSBC	05/02/18	—	(19,289)
74,995,000	TRY	18,471,447	USD	HSBC	05/02/18	—	(20,392)
24,452,000	TRY	6,047,712	USD	HSBC	05/02/18	—	(31,775)
24,452,000	TRY	6,050,003	USD	HSBC	05/02/18	—	(34,066)
24,452,000	TRY	6,053,146	USD	JPM	05/02/18	—	(37,209)
24,452,000	TRY	6,053,374	USD	GSC	05/02/18	—	(37,437)
24,452,000	TRY	6,063,472	USD	JPM	05/02/18	—	(47,535)
25,590,000	TRY	6,369,712	USD	HSBC	05/02/18	—	(73,792)
48,934,000	TRY	12,166,312	USD	JPM	05/02/18	—	(127,056)
24,784,000	TRY	6,022,979	USD	JPM	06/07/18	4,790	—
6,695,000	TRY	1,627,133	USD	BCLY	06/07/18	1,173	—
3,024,000	TRY	738,407	USD	JPM	06/07/18	—	(2,934)
24,784,000	TRY	6,035,986	USD	JPM	06/07/18	—	(8,217)
5,451,000	TRY	1,334,410	USD	BCLY	06/07/18	—	(8,661)
10,004,000	TRY	2,443,716	USD	JPM	06/07/18	—	(10,621)
107,160,000	TWD	3,609,904	USD	BOA	05/02/18	12,525	—
107,160,000	TWD	3,609,904	USD	SCB	05/02/18	12,525	—
101,695,000	TWD	3,425,804	USD	UBS	05/02/18	11,887	—
101,695,000	TWD	3,425,804	USD	DEUT	05/02/18	11,887	—
417,710,000	TWD	14,111,824	USD	CBK	05/02/18	8,416	—
42,350,000	TWD	1,425,254	USD	SCB	06/07/18	9,811	—
73,448,406	USD	95,270,000	AUD	GSC	05/02/18	1,724,123	—
73,411,346	USD	95,270,000	AUD	DEUT	05/02/18	1,687,063	—
73,219,759	USD	95,270,000	AUD	BNP	05/02/18	1,495,475	—
73,197,370	USD	95,270,000	AUD	BOA	05/02/18	1,473,087	—
23,730,436	USD	31,348,000	AUD	GSC	05/02/18	130,007	—
5,460,698	USD	7,095,000	AUD	SSG	05/02/18	119,208	—
4,145,781	USD	5,405,000	AUD	JPM	05/02/18	76,612	—
2,073,612	USD	2,701,000	AUD	JPM	05/02/18	40,156	—

The accompanying notes are an integral part of these financial statements.

224

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,660,874	USD	2,162,000	AUD	JPM	05/02/18	$ 33,207	$ —
1,244,434	USD	1,622,000	AUD	JPM	05/02/18	23,307	—
837,406	USD	1,090,000	AUD	CBK	05/02/18	16,796	—
818,074	USD	1,065,000	AUD	SCB	05/02/18	16,286	—
31,251,107	USD	41,063,000	AUD	BCLY	05/31/18	335,189	—
73,620,684	USD	97,044,000	AUD	BOA	06/07/18	554,745	—
73,464,734	USD	97,044,000	AUD	GSC	06/07/18	398,795	—
73,406,042	USD	97,043,000	AUD	DEUT	06/07/18	340,856	—
73,368,855	USD	97,044,000	AUD	BNP	06/07/18	302,915	—
2,417,677	USD	3,189,000	AUD	CBK	06/07/18	16,629	—
4,019,801	USD	5,317,000	AUD	JPM	06/07/18	16,549	—
3,254,890	USD	4,305,000	AUD	JPM	06/07/18	13,588	—
1,612,707	USD	2,129,000	AUD	JPM	06/07/18	9,750	—
818,118	USD	1,075,000	AUD	BNP	06/07/18	8,734	—
2,408,400	USD	3,189,000	AUD	JPM	06/07/18	7,352	—
1,220,414	USD	1,615,000	AUD	BNP	06/07/18	4,455	—
12,064,569	USD	40,830,000	BRL	SCB	05/03/18	413,359	—
4,393,378	USD	14,530,000	BRL	BCLY	05/03/18	247,111	—
15,181,766	USD	52,620,000	BRL	SCB	05/03/18	166,173	—
2,904,894	USD	9,610,000	BRL	SCB	05/03/18	162,594	—
15,294,016	USD	53,240,000	BRL	DEUT	05/03/18	101,501	—
11,729,051	USD	40,830,000	BRL	DEUT	05/03/18	77,841	—
1,240,426	USD	4,130,000	BRL	MSC	05/03/18	61,894	—
3,580,765	USD	12,465,000	BRL	JPM	05/03/18	23,764	—
3,564,965	USD	12,410,000	BRL	DEUT	05/03/18	23,659	—
1,793,973	USD	6,245,000	BRL	GSC	05/03/18	11,906	—
6,769,455	USD	8,528,000	CAD	BCLY	05/02/18	127,185	—
178,649,786	USD	229,297,000	CAD	BMO	05/02/18	55,460	—
1,664,969	USD	2,089,000	CAD	JPM	05/02/18	37,893	—
2,071,423	USD	2,611,000	CAD	JPM	05/02/18	37,773	—
2,059,649	USD	2,611,000	CAD	JPM	05/02/18	25,999	—
2,058,647	USD	2,610,000	CAD	HSBC	05/02/18	25,776	—
1,650,327	USD	2,089,000	CAD	JPM	05/02/18	23,251	—
2,190,902	USD	2,790,000	CAD	BOA	05/02/18	17,833	—
2,131,158	USD	2,723,000	CAD	JPM	05/02/18	10,274	—
1,855,352	USD	2,391,000	CAD	JPM	05/02/18	—	(6,944)
468,794,227	USD	602,199,000	CAD	JPM	05/02/18	—	(245,161)
477,352,878	USD	612,217,000	CAD	BMO	06/07/18	135,318	—
1,625,724	USD	2,089,000	CAD	JPM	06/07/18	—	(2,632)
1,625,268	USD	2,090,000	CAD	JPM	06/07/18	—	(3,868)
1,623,233	USD	2,089,000	CAD	JPM	06/07/18	—	(5,124)
2,226,915	USD	2,865,000	CAD	RBC	06/07/18	—	(6,326)
4,251,309	USD	5,470,000	CAD	SSG	06/07/18	—	(12,506)
81,781,426	USD	104,938,000	CAD	SSG	06/07/18	—	(16,787)
40,777,087	USD	52,468,000	CAD	DEUT	06/07/18	—	(121,240)
40,773,887	USD	52,469,000	CAD	SSG	06/07/18	—	(125,219)
10,037,485	USD	9,855,000	CHF	MSC	05/02/18	91,150	—
2,844,620	USD	1,723,100,000	CLP	CBK	05/02/18	35,353	—
1,023,264	USD	609,200,000	CLP	MSC	05/02/18	30,051	—
1,840,245	USD	1,113,900,000	CLP	UBS	05/02/18	24,191	—
2,858,162	USD	1,723,100,000	CLP	CBK	06/07/18	49,192	—
4,690,021	USD	29,655,000	CNH	HSBC	06/20/18	7,578	—
4,071,554	USD	25,753,000	CNH	CBK	06/20/18	5,226	—
3,094,224	USD	19,687,000	CNH	GSC	06/20/18	—	(14,299)
2,792,419	USD	7,770,100,000	COP	CBK	05/02/18	26,266	—
2,768,826	USD	7,770,100,000	COP	SCB	05/02/18	2,673	—
2,220,960	USD	6,215,800,000	COP	CBK	06/07/18	8,925	—
1,026,569	USD	2,878,500,000	COP	HSBC	06/07/18	2,189	—
2,759,562	USD	7,770,100,000	COP	SCB	06/07/18	—	(5,605)
1,210,750	USD	25,260,000	CZK	MSC	05/02/18	18,814	—
1,223,212	USD	25,400,000	CZK	CBK	06/07/18	22,362	—
1,023,400	USD	21,260,000	CZK	CBK	06/07/18	18,278	—
1,017,752	USD	21,450,000	CZK	CBK	06/07/18	3,647	—
374,554,911	USD	2,232,366,000	DKK	GSC	05/02/18	12,676,649	—

The accompanying notes are an integral part of these financial statements.

225

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
362,861,252	USD	2,207,666,000	DKK	TDB	06/07/18	$ 3,981,698	$ —
159,507,193	USD	969,070,000	DKK	MSC	06/07/18	1,974,573	—
41,795,640	USD	257,089,000	DKK	HSBC	06/07/18	3,093	—
194,532,762	USD	156,260,000	EUR	MSC	05/02/18	5,806,906	—
192,733,305	USD	156,258,000	EUR	HSBC	05/02/18	4,009,865	—
99,928,976	USD	80,497,000	EUR	TDB	05/02/18	2,707,261	—
99,588,876	USD	80,497,000	EUR	HSBC	05/02/18	2,367,161	—
12,274,788	USD	9,903,000	EUR	CBK	05/02/18	314,260	—
12,272,088	USD	9,903,000	EUR	BCLY	05/02/18	311,559	—
12,206,398	USD	9,903,000	EUR	CBK	05/02/18	245,870	—
8,225,011	USD	6,639,000	EUR	GSC	05/02/18	206,638	—
8,193,694	USD	6,639,000	EUR	HSBC	05/02/18	175,322	—
15,982,808	USD	13,089,000	EUR	TDB	05/02/18	174,330	—
4,222,379	USD	3,386,000	EUR	JPM	05/02/18	132,876	—
15,933,240	USD	13,089,000	EUR	BOA	05/02/18	124,762	—
2,116,015	USD	1,693,000	EUR	JPM	05/02/18	71,263	—
3,456,601	USD	2,805,000	EUR	CIBC	05/02/18	68,812	—
2,473,720	USD	1,999,000	EUR	BCLY	05/02/18	59,391	—
1,690,136	USD	1,355,000	EUR	JPM	05/02/18	53,610	—
2,505,178	USD	2,032,000	EUR	JPM	05/02/18	50,993	—
2,062,040	USD	1,666,000	EUR	JPM	05/02/18	49,898	—
2,061,792	USD	1,666,000	EUR	HSBC	05/02/18	49,650	—
2,094,251	USD	1,693,000	EUR	JPM	05/02/18	49,500	—
2,061,084	USD	1,666,000	EUR	JPM	05/02/18	48,942	—
2,088,644	USD	1,693,000	EUR	BCLY	05/02/18	43,892	—
1,653,682	USD	1,333,000	EUR	BCLY	05/02/18	43,727	—
3,392,383	USD	2,777,000	EUR	CBK	05/02/18	38,411	—
2,253,066	USD	1,835,000	EUR	JPM	05/02/18	36,812	—
1,026,826	USD	828,000	EUR	GSC	05/02/18	26,794	—
12,926,698	USD	10,708,000	EUR	HSBC	05/02/18	—	(6,084)
104,888,921	USD	85,763,000	EUR	BCLY	05/31/18	1,084,845	—
27,350,787	USD	22,363,520	EUR	BCLY	05/31/18	282,884	—
2,793,794	USD	2,267,000	EUR	CSFB	05/31/18	49,909	—
35,563,624	USD	29,355,000	EUR	SSG	05/31/18	33,516	—
103,054,380	USD	84,181,000	EUR	TDB	06/07/18	1,106,670	—
102,736,176	USD	84,181,000	EUR	BOA	06/07/18	788,465	—
21,869,682	USD	17,857,000	EUR	CBK	06/07/18	243,896	—
8,129,447	USD	6,641,000	EUR	HSBC	06/07/18	86,840	—
2,260,963	USD	1,844,000	EUR	GSC	06/07/18	27,780	—
2,043,531	USD	1,666,000	EUR	GSC	06/07/18	25,915	—
4,105,353	USD	3,375,000	EUR	JPM	06/07/18	18,047	—
6,652,329	USD	5,487,000	EUR	MSC	06/07/18	7,277	—
2,418,188	USD	1,992,000	EUR	CBK	06/07/18	5,769	—
2,412,312	USD	1,992,000	EUR	CBK	06/07/18	—	(107)
816,938	USD	675,000	EUR	CBK	06/07/18	—	(523)
83,361,833	USD	68,877,000	EUR	HSBC	06/07/18	—	(51,912)
65,784,906	USD	54,000,000	EUR	RBS	08/15/18	23,721	—
87,780,372	USD	61,865,000	GBP	HSBC	05/02/18	2,603,444	—
87,624,039	USD	61,865,000	GBP	TDB	05/02/18	2,447,111	—
87,604,937	USD	61,863,000	GBP	BCLY	05/02/18	2,430,762	—
87,606,408	USD	61,865,000	GBP	MSC	05/02/18	2,429,480	—
8,229,834	USD	5,732,000	GBP	HSBC	05/02/18	337,905	—
8,214,999	USD	5,732,000	GBP	HSBC	05/02/18	323,071	—
8,163,536	USD	5,732,000	GBP	BCLY	05/02/18	271,607	—
8,163,514	USD	5,732,000	GBP	BCLY	05/02/18	271,586	—
16,052,970	USD	11,464,000	GBP	BOA	05/02/18	269,114	—
8,156,665	USD	5,732,000	GBP	GSC	05/02/18	264,736	—
8,082,865	USD	5,732,000	GBP	JPM	05/02/18	190,937	—
5,714,815	USD	4,013,000	GBP	BCLY	05/02/18	189,639	—
8,059,456	USD	5,732,000	GBP	BCLY	05/02/18	167,527	—
8,053,150	USD	5,732,000	GBP	BCLY	05/02/18	161,222	—
8,035,330	USD	5,732,000	GBP	JPM	05/02/18	143,401	—
8,033,685	USD	5,732,000	GBP	JPM	05/02/18	141,756	—
8,031,071	USD	5,732,000	GBP	BOA	05/02/18	139,142	—

The accompanying notes are an integral part of these financial statements.

226

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,106,233	USD	2,888,000	GBP	CBK	05/02/18	$ 129,979	$ —
3,553,658	USD	2,510,000	GBP	BCLY	05/02/18	97,841	—
2,069,966	USD	1,443,000	GBP	JPM	05/02/18	83,216	—
2,449,667	USD	1,720,000	GBP	BCLY	05/02/18	81,538	—
2,453,238	USD	1,727,000	GBP	JPM	05/02/18	75,471	—
2,112,873	USD	1,482,000	GBP	JPM	05/02/18	72,426	—
2,055,784	USD	1,443,000	GBP	CBK	05/02/18	69,034	—
2,064,046	USD	1,450,000	GBP	GSC	05/02/18	67,658	—
2,062,966	USD	1,450,000	GBP	BCLY	05/02/18	66,578	—
1,637,906	USD	1,151,000	GBP	JPM	05/02/18	53,187	—
2,093,260	USD	1,482,000	GBP	JPM	05/02/18	52,814	—
2,021,923	USD	1,450,000	GBP	BCLY	05/02/18	25,535	—
1,413,268	USD	1,008,000	GBP	BOA	05/02/18	25,435	—
891,276	USD	638,000	GBP	BCLY	05/02/18	12,865	—
488,031	USD	348,000	GBP	BCLY	05/02/18	8,898	—
647,016	USD	464,000	GBP	BCLY	05/02/18	8,172	—
37,369,162	USD	26,738,000	GBP	JPM	05/31/18	505,499	—
887,071	USD	636,000	GBP	BNP	05/31/18	10,218	—
315,047,650	USD	225,145,000	GBP	BOA	06/07/18	4,527,045	—
6,735,022	USD	4,822,000	GBP	DEUT	06/07/18	84,507	—
1,211,526	USD	878,000	GBP	BNP	06/07/18	586	—
15,949,561	USD	11,573,000	GBP	HSBC	06/07/18	—	(11,952)
7,951,220	USD	5,786,000	GBP	HSBC	06/07/18	—	(28,848)
3,494,600	USD	874,500,000	HUF	JPM	05/02/18	128,020	—
1,851,534	USD	463,600,000	HUF	CBK	05/02/18	66,804	—
1,872,219	USD	476,700,000	HUF	CBK	05/02/18	37,057	—
416,599	USD	105,600,000	HUF	JPM	05/02/18	10,069	—
2,650,942	USD	678,800,000	HUF	CBK	06/07/18	31,909	—
1,474,563	USD	376,080,000	HUF	GSC	06/07/18	23,523	—
816,769	USD	207,350,000	HUF	JPM	06/07/18	16,745	—
1,427,068	USD	368,800,000	HUF	GSC	06/07/18	4,116	—
3,447,328	USD	47,418,000,000	IDR	DEUT	05/02/18	39,691	—
3,381,807	USD	47,418,000,000	IDR	DEUT	06/07/18	—	(12,232)
1,440,011	USD	5,035,000	ILS	HSBC	05/02/18	40,822	—
1,249,750	USD	4,380,000	ILS	HSBC	05/02/18	32,581	—
1,039,730	USD	3,635,000	ILS	HSBC	05/02/18	29,590	—
1,250,461	USD	4,405,000	ILS	HSBC	05/02/18	26,344	—
1,356,950	USD	4,855,000	ILS	CBK	05/02/18	7,781	—
1,225,203	USD	4,385,000	ILS	HSBC	06/07/18	3,993	—
4,061,294	USD	266,360,000	INR	MSC	05/02/18	71,139	—
4,062,923	USD	267,320,000	INR	DEUT	05/02/18	58,386	—
1,663,286	USD	108,230,000	INR	BCLY	05/02/18	41,967	—
6,356,214	USD	422,720,000	INR	SCB	05/02/18	23,736	—
1,563,432	USD	104,484,000	INR	SCB	05/02/18	—	(1,771)
1,588,959	USD	106,190,000	INR	CBK	05/02/18	—	(1,800)
1,219,961	USD	81,530,000	INR	SCB	06/07/18	3,443	—
545,126	USD	36,627,000	INR	HSBC	06/07/18	—	(1,390)
545,126	USD	36,627,000	INR	HSBC	06/07/18	—	(1,390)
727,051	USD	48,836,000	INR	HSBC	06/07/18	—	(1,636)
908,002	USD	61,045,000	INR	HSBC	06/07/18	—	(2,856)
905,847	USD	61,045,000	INR	CBK	06/07/18	—	(5,012)
1,306,501	USD	88,100,000	INR	BNP	06/07/18	—	(8,048)
1,306,153	USD	88,100,000	INR	UBS	06/07/18	—	(8,397)
165,460,705	USD	17,547,720,000	JPY	JPM	05/02/18	4,923,342	—
165,089,753	USD	17,547,720,000	JPY	JPM	05/02/18	4,552,389	—
97,741,538	USD	10,327,625,000	JPY	SSG	05/02/18	3,258,056	—
82,713,280	USD	8,773,860,000	JPY	BNP	05/02/18	2,444,598	—
11,534,057	USD	1,222,850,000	JPY	SSG	05/02/18	346,672	—
1,021,444	USD	109,200,000	JPY	BCLY	05/02/18	22,415	—
1,024,766	USD	109,800,000	JPY	GSC	05/02/18	20,248	—
538,145	USD	57,642,000	JPY	JPM	05/02/18	10,801	—
3,264,300	USD	356,300,000	JPY	BCLY	05/02/18	4,648	—
1,698,034	USD	184,387,000	JPY	ANZ	05/31/18	7,861	—
1,692,391	USD	184,386,000	JPY	BCLY	05/31/18	2,227	—

The accompanying notes are an integral part of these financial statements.

227

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,092,678	USD	1,175,940,000	KRW	GSC	05/02/18	$ —	$ (8,370)
2,368,015	USD	2,540,880,000	KRW	CSFB	05/02/18	—	(11,045)
2,026,840	USD	2,181,285,000	KRW	SCB	05/02/18	—	(15,526)
47,910,941	USD	51,338,969,000	KRW	BOA	05/02/18	—	(158,419)
39,079,510	USD	42,004,611,000	KRW	CBK	05/02/18	—	(249,967)
37,163,260	USD	40,004,391,000	KRW	BCLY	05/02/18	—	(293,384)
41,681,437	USD	44,836,722,000	KRW	SCB	05/02/18	—	(299,782)
41,709,169	USD	44,887,408,000	KRW	UBS	05/02/18	—	(319,508)
46,246,447	USD	49,770,426,000	KRW	BCLY	05/02/18	—	(354,265)
41,499,014	USD	44,887,408,000	KRW	SCB	06/07/18	—	(570,508)
41,485,206	USD	44,887,408,000	KRW	UBS	06/07/18	—	(584,315)
83,381,925	USD	89,774,817,000	KRW	BCLY	06/07/18	—	(757,119)
44,934,845	USD	829,322,000	MXN	BCLY	05/02/18	604,651	—
1,871,973	USD	34,320,000	MXN	SSG	05/02/18	37,447	—
1,007,767	USD	18,420,000	MXN	BNP	05/02/18	23,153	—
1,046,233	USD	19,330,000	MXN	RBC	05/02/18	12,977	—
3,936,496	USD	74,460,000	MXN	SSG	06/07/18	—	(20,762)
43,921,050	USD	834,579,000	MXN	BCLY	06/07/18	—	(433,564)
427,716,475	USD	3,282,339,000	NOK	MSC	05/02/18	18,533,862	—
8,502,190	USD	66,366,000	NOK	CBK	05/02/18	228,878	—
2,474,407	USD	19,194,000	NOK	JPM	05/02/18	81,647	—
12,000,376	USD	95,643,000	NOK	MSC	05/02/18	77,338	—
2,057,788	USD	15,980,000	NOK	GSC	05/02/18	65,691	—
2,058,062	USD	16,058,000	NOK	JPM	05/02/18	56,241	—
1,640,057	USD	12,789,000	NOK	HSBC	05/02/18	45,756	—
1,475,607	USD	11,549,000	NOK	JPM	05/02/18	35,887	—
1,624,515	USD	12,789,000	NOK	BCLY	05/02/18	30,214	—
1,622,569	USD	12,789,000	NOK	BCLY	05/02/18	28,268	—
821,412	USD	6,410,000	NOK	BCLY	05/02/18	22,330	—
575,456	USD	4,491,000	NOK	JPM	05/02/18	15,599	—
1,998,618	USD	15,990,000	NOK	MSC	05/02/18	5,274	—
420,253,809	USD	3,345,525,000	NOK	MSC	06/07/18	2,668,977	—
1,625,693	USD	12,925,000	NOK	BCLY	06/07/18	12,409	—
1,625,693	USD	12,925,000	NOK	BCLY	06/07/18	12,409	—
1,213,179	USD	9,694,000	NOK	JPM	06/07/18	3,184	—
1,212,529	USD	9,694,000	NOK	JPM	06/07/18	2,534	—
216,694,339	USD	298,176,000	NZD	MSC	05/02/18	6,900,249	—
4,196,084	USD	5,762,000	NZD	JPM	05/02/18	141,990	—
2,064,528	USD	2,812,000	NZD	JPM	05/02/18	86,029	—
2,062,078	USD	2,813,000	NZD	JPM	05/02/18	82,875	—
2,106,999	USD	2,880,000	NZD	JPM	05/02/18	80,656	—
2,051,325	USD	2,810,000	NZD	SSG	05/02/18	74,233	—
1,465,284	USD	2,020,000	NZD	MSC	05/02/18	44,029	—
1,290,452	USD	1,775,000	NZD	JPM	05/02/18	41,577	—
10,596,531	USD	15,005,000	NZD	BCLY	05/02/18	39,141	—
205,123,216	USD	290,507,000	NZD	BCLY	06/07/18	747,947	—
3,954,088	USD	5,582,000	NZD	JPM	06/07/18	27,082	—
1,578,823	USD	2,233,000	NZD	JPM	06/07/18	7,879	—
1,571,396	USD	2,223,000	NZD	JPM	06/07/18	7,488	—
2,363,046	USD	3,350,000	NZD	JPM	06/07/18	6,280	—
1,420,306	USD	2,010,000	NZD	JPM	06/07/18	6,246	—
1,419,492	USD	2,010,000	NZD	SCB	06/07/18	5,432	—
8,309,241	USD	26,902,000	PEN	CBK	05/02/18	39,881	—
3,122,106	USD	10,115,000	PEN	BOA	05/02/18	12,874	—
157,893,441	USD	545,285,000	PLN	DEUT	05/02/18	2,532,800	—
12,293,880	USD	42,103,000	PLN	CBK	05/02/18	298,045	—
12,283,716	USD	42,103,000	PLN	CBK	05/02/18	287,880	—
1,478	USD	5,000	PLN	JPM	05/02/18	54	—
2,229,633	USD	7,655,000	PLN	CBK	06/07/18	47,575	—
2,475,114	USD	143,470,000	RUB	DEUT	05/03/18	197,636	—
1,873,118	USD	108,210,000	RUB	BOA	05/03/18	155,365	—
1,447,827	USD	83,460,000	RUB	DEUT	05/03/18	122,962	—
6,194,341	USD	385,765,000	RUB	CBK	05/03/18	70,612	—
999,057	USD	59,344,000	RUB	CBK	05/03/18	57,016	—

The accompanying notes are an integral part of these financial statements.

228

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
7,974,820	USD	499,711,000	RUB	GSC	05/03/18	$ 42,283	$ —
499,781	USD	29,672,000	RUB	CBK	05/03/18	28,760	—
1,759,077	USD	109,010,000	RUB	MSC	05/03/18	28,625	—
497,581	USD	29,672,000	RUB	CBK	05/03/18	26,560	—
397,955	USD	23,738,000	RUB	CBK	05/03/18	21,132	—
3,832,681	USD	240,160,000	RUB	CBK	05/03/18	20,321	—
824,493	USD	50,830,000	RUB	DEUT	05/03/18	17,605	—
249,261	USD	14,836,000	RUB	CBK	05/03/18	13,750	—
248,592	USD	14,836,000	RUB	CBK	05/03/18	13,082	—
248,509	USD	14,836,000	RUB	CBK	05/03/18	12,999	—
248,426	USD	14,836,000	RUB	CBK	05/03/18	12,916	—
248,218	USD	14,836,000	RUB	CBK	05/03/18	12,708	—
247,762	USD	14,836,000	RUB	CBK	05/03/18	12,252	—
2,248,189	USD	140,874,000	RUB	BCLY	05/03/18	11,920	—
243,340	USD	15,272,000	RUB	CBK	05/03/18	908	—
243,340	USD	15,272,000	RUB	CBK	05/03/18	908	—
243,340	USD	15,272,000	RUB	CBK	05/03/18	908	—
242,567	USD	15,272,000	RUB	CBK	05/03/18	135	—
242,451	USD	15,272,000	RUB	CBK	05/03/18	20	—
545,385	USD	34,362,000	RUB	CBK	05/03/18	—	(86)
241,914	USD	15,272,000	RUB	CBK	05/03/18	—	(518)
2,056,920	USD	129,812,000	RUB	CBK	05/03/18	—	(3,748)
1,995,037	USD	125,994,000	RUB	CBK	05/03/18	—	(5,023)
5,035,817	USD	320,280,000	RUB	GSC	05/03/18	—	(48,387)
9,771,424	USD	606,312,000	RUB	CBK	06/07/18	188,209	—
133,077,103	USD	1,139,140,000	SEK	MSC	05/02/18	2,966,678	—
21,549,069	USD	180,641,000	SEK	JPM	05/02/18	916,595	—
16,446,327	USD	137,885,000	SEK	JPM	05/02/18	697,362	—
12,147,005	USD	101,968,000	SEK	JPM	05/02/18	500,413	—
12,139,147	USD	101,968,000	SEK	JPM	05/02/18	492,555	—
8,236,344	USD	68,942,000	SEK	JPM	05/02/18	361,919	—
8,226,613	USD	68,942,000	SEK	JPM	05/02/18	352,187	—
8,106,075	USD	67,979,000	SEK	CBK	05/02/18	341,641	—
8,097,248	USD	67,979,000	SEK	JPM	05/02/18	332,815	—
8,207,013	USD	68,942,000	SEK	JPM	05/02/18	332,587	—
7,417,836	USD	62,137,000	SEK	JPM	05/02/18	320,665	—
8,178,645	USD	68,942,000	SEK	JPM	05/02/18	304,219	—
8,159,301	USD	68,942,000	SEK	JPM	05/02/18	284,876	—
4,047,910	USD	33,989,000	SEK	JPM	05/02/18	165,751	—
4,102,940	USD	34,471,000	SEK	JPM	05/02/18	165,728	—
4,047,842	USD	33,989,000	SEK	JPM	05/02/18	165,682	—
4,042,137	USD	33,989,000	SEK	JPM	05/02/18	159,978	—
4,041,166	USD	33,989,000	SEK	JPM	05/02/18	159,006	—
4,096,081	USD	34,471,000	SEK	JPM	05/02/18	158,868	—
4,039,906	USD	33,989,000	SEK	JPM	05/02/18	157,746	—
4,093,600	USD	34,471,000	SEK	JPM	05/02/18	156,387	—
4,036,771	USD	33,989,000	SEK	JPM	05/02/18	154,611	—
3,273,902	USD	27,518,000	SEK	JPM	05/02/18	130,848	—
2,887,354	USD	24,157,000	SEK	GSC	05/02/18	128,187	—
2,911,798	USD	24,472,000	SEK	JPM	05/02/18	116,652	—
2,945,102	USD	24,855,000	SEK	JPM	05/02/18	106,210	—
1,459,729	USD	11,930,000	SEK	MSC	05/02/18	97,107	—
1,436,300	USD	12,070,000	SEK	MSC	05/02/18	57,687	—
1,414,506	USD	11,910,000	SEK	GSC	05/02/18	54,168	—
1,131,269	USD	9,517,000	SEK	JPM	05/02/18	44,256	—
1,226,192	USD	10,356,000	SEK	JPM	05/02/18	43,350	—
1,027,516	USD	8,630,000	SEK	MSC	05/02/18	41,814	—
1,069,632	USD	9,025,000	SEK	JPM	05/02/18	38,813	—
827,925	USD	6,920,000	SEK	MSC	05/02/18	37,536	—
829,851	USD	6,953,000	SEK	JPM	05/02/18	35,692	—
14,277,686	USD	121,065,000	SEK	JPM	06/07/18	411,984	—
10,212,436	USD	86,475,000	SEK	JPM	06/07/18	308,363	—
11,615,346	USD	99,619,000	SEK	JPM	06/07/18	205,876	—
2,947,951	USD	24,905,000	SEK	JPM	06/07/18	95,555	—

The accompanying notes are an integral part of these financial statements.

229

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,228,293	USD	36,100,000	SEK	MSC	06/07/18	$ 93,721	$ —
2,447,253	USD	20,855,000	SEK	JPM	06/07/18	58,708	—
2,420,222	USD	20,706,000	SEK	JPM	06/07/18	48,742	—
1,633,380	USD	13,903,000	SEK	JPM	06/07/18	41,054	—
1,631,405	USD	13,903,000	SEK	JPM	06/07/18	39,080	—
1,598,546	USD	13,804,000	SEK	BCLY	06/07/18	17,559	—
71,832,925	USD	93,900,000	SGD	CBK	05/02/18	1,015,699	—
71,798,871	USD	93,900,000	SGD	CBK	05/02/18	981,645	—
1,460,806	USD	1,915,000	SGD	CBK	05/02/18	16,557	—
1,230,030	USD	1,612,000	SGD	GSC	05/02/18	14,297	—
5,438,028	USD	7,213,000	SGD	JPM	05/02/18	—	(1,851)
5,437,618	USD	7,213,000	SGD	JPM	05/02/18	—	(2,261)
2,457,597	USD	3,250,000	SGD	CBK	06/07/18	4,664	—
1,122,487	USD	1,483,000	SGD	JPM	06/07/18	3,195	—
1,629,079	USD	2,155,000	SGD	CBK	06/07/18	2,595	—
1,834,719	USD	2,435,000	SGD	CBK	06/07/18	—	(3,094)
71,454,655	USD	94,706,000	SGD	JPM	06/07/18	—	(24,574)
71,446,569	USD	94,706,000	SGD	JPM	06/07/18	—	(32,660)
11,463,151	USD	360,860,000	THB	JPM	05/02/18	28,695	—
1,041,847	USD	32,490,000	THB	JPM	05/02/18	12,347	—
1,019,188	USD	31,870,000	THB	JPM	05/02/18	9,333	—
2,868,859	USD	90,230,000	THB	CBK	06/07/18	6,811	—
2,864,993	USD	90,200,000	THB	JPM	06/07/18	3,896	—
5,369,248	USD	169,304,000	THB	CBK	06/07/18	—	(985)
1,018,156	USD	32,160,000	THB	JPM	06/07/18	—	(1,942)
39,322,009	USD	157,754,000	TRY	NOM	05/02/18	509,717	—
39,084,432	USD	157,752,000	TRY	BCLY	05/02/18	272,633	—
12,365,642	USD	49,998,000	TRY	HSBC	05/02/18	64,610	—
6,200,118	USD	24,999,000	TRY	DEUT	05/02/18	49,602	—
2,022,230	USD	8,260,000	TRY	HSBC	05/02/18	—	(9,982)
5,135,074	USD	20,925,000	TRY	MSC	05/02/18	—	(13,114)
2,059,149	USD	8,470,000	TRY	HSBC	05/02/18	—	(24,729)
1,549,425	USD	6,362,000	TRY	JPM	06/07/18	2,109	—
6,017,871	USD	24,784,000	TRY	BCLY	06/07/18	—	(9,898)
801,105	USD	3,335,000	TRY	CBK	06/07/18	—	(10,007)
1,210,703	USD	5,020,000	TRY	BCLY	06/07/18	—	(10,222)
3,363,025	USD	13,907,000	TRY	CBK	06/07/18	—	(19,326)
2,298,051	USD	9,543,000	TRY	JPM	06/07/18	—	(22,923)
5,994,639	USD	24,784,000	TRY	JPM	06/07/18	—	(33,131)
3,666,096	USD	107,160,000	TWD	BOA	05/02/18	43,667	—
3,665,996	USD	107,160,000	TWD	SCB	05/02/18	43,567	—
3,463,490	USD	101,695,000	TWD	UBS	05/02/18	25,799	—
3,459,249	USD	101,695,000	TWD	DEUT	05/02/18	21,558	—
14,071,417	USD	417,710,000	TWD	CBK	05/02/18	—	(48,824)
14,135,702	USD	417,710,000	TWD	CBK	06/07/18	—	(18,745)
35,023,978	USD	410,087,000	ZAR	CBK	05/02/18	2,133,864	—
12,364,052	USD	147,152,000	ZAR	GSC	05/02/18	562,054	—
12,300,977	USD	147,378,000	ZAR	GSC	05/02/18	480,853	—
6,200,216	USD	72,780,000	ZAR	GSC	05/02/18	363,059	—
6,158,481	USD	73,689,000	ZAR	HSBC	05/02/18	248,419	—
1,937,091	USD	23,180,000	ZAR	HSBC	05/02/18	77,990	—
1,936,686	USD	23,180,000	ZAR	HSBC	05/02/18	77,586	—
1,253,258	USD	14,665,000	ZAR	GSC	05/02/18	77,084	—
1,251,654	USD	14,665,000	ZAR	GSC	05/02/18	75,480	—
1,029,979	USD	12,310,000	ZAR	NOM	05/02/18	42,683	—
1,617,944	USD	19,700,000	ZAR	GSC	05/02/18	37,949	—
1,011,252	USD	12,220,000	ZAR	GSC	05/02/18	31,174	—
10,544,629	USD	131,220,000	ZAR	BCLY	05/02/18	20,421	—
5,930,299	USD	73,689,000	ZAR	BCLY	06/07/18	49,166	—
2,205,573	USD	27,230,000	ZAR	BCLY	06/07/18	32,341	—
5,049,395	USD	63,150,000	ZAR	BCLY	06/07/18	9,382	—
63,150,000	ZAR	5,074,633	USD	BCLY	05/02/18	—	(9,828)
12,260,000	ZAR	1,025,075	USD	BCLY	05/02/18	—	(41,789)
18,500,000	ZAR	1,530,102	USD	GSC	05/02/18	—	(46,350)

The accompanying notes are an integral part of these financial statements.

230

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
18,500,000	ZAR	1,531,305	USD	GSC	05/02/18	$—	$(47,554)
14,830,000	ZAR	1,248,747	USD	GSC	05/02/18	—	(59,340)
22,090,000	ZAR	1,852,877	USD	GSC	05/02/18	—	(81,198)
73,428,000	ZAR	6,068,179	USD	GSC	05/02/18	—	(179,050)
73,688,000	ZAR	6,121,028	USD	BCLY	05/02/18	—	(211,047)
73,427,000	ZAR	6,118,254	USD	HSBC	05/02/18	—	(229,205)
72,803,000	ZAR	6,153,008	USD	GSC	05/02/18	—	(314,005)
72,803,000	ZAR	6,161,965	USD	HSBC	05/02/18	—	(322,963)
146,855,000	ZAR	12,170,623	USD	GSC	05/02/18	—	(392,445)
147,168,000	ZAR	12,316,963	USD	GSC	05/02/18	—	(513,682)
147,168,000	ZAR	12,327,177	USD	NOM	05/02/18	—	(523,895)
145,556,000	ZAR	12,381,317	USD	GSC	05/02/18	—	(707,322)
27,318,000	ZAR	2,177,931	USD	JPM	06/07/18	2,324	—
9,106,000	ZAR	726,881	USD	JPM	06/07/18	—	(129)
9,106,000	ZAR	727,508	USD	JPM	06/07/18	—	(757)
131,220,000	ZAR	10,492,186	USD	BCLY	06/07/18	—	(19,494)
73,688,000	ZAR	5,916,386	USD	BCLY	06/07/18	—	(35,334)

Total						$143,892,384	$(99,854,492)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

231

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
STIBOR	Stockholm Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

The accompanying notes are an integral part of these financial statements.

232

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Utilities	$583,129	$—	$583,129	$—
Asset & Commercial Mortgage Backed Securities	294,881,768	—	294,881,768	—
Corporate Bonds	514,087,758	—	514,087,758	—
Foreign Government Obligations	2,448,212,804	—	2,448,212,804	—
Escrows	10,107	—	10,107	—
Senior Floating Rate Interests	116,506,307	—	116,506,307	—
U.S. Government Agencies	22,197,753	—	22,197,753	—
U.S. Government Securities	415,664,971	—	415,664,971	—
Convertible Bonds	17,823,063	—	17,823,063	—
Preferred Stocks	561,049	561,049	—	—
Short-Term Investments	352,009,999	285,150,040	66,859,959	—
Purchased Options	563,560	—	563,560	—
Foreign Currency Contracts(2)	143,892,384	—	143,892,384	—
Futures Contracts(2)	8,347,631	8,347,631	—	—
Swaps - Credit Default(2)	769,682	—	769,682	—
Swaps - Interest Rate(2)	8,002,322	—	8,002,322	—

Total	$4,344,114,287	$294,058,720	$4,050,055,567	$—

Liabilities
Foreign Currency Contracts(2)	$(99,854,492)	$—	$(99,854,492)	$—
Futures Contracts(2)	(2,941,495)	(2,941,495)	—	—
Swaps - Credit Default(2)	(1,040,426)	—	(1,040,426)	—
Swaps - Interest Rate(2)	(2,573,386)	—	(2,573,386)	—
Written Options	(25,512)	—	(25,512)	—

Total	$(106,435,311)	$(2,941,495)	$(103,493,816)	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

233

Hartford Fixed Income Funds

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Assets:
Investments in securities, at market value	$195,151,515	$4,136,064,527	$553,060,649
Cash	—	38,125	145,813
Cash collateral due from broker on futures contracts	—	—	495,419
Cash collateral due from broker on swap contracts	218,078	1,902,143	—
Foreign currency	574,890	45,960,979	16,463,785
Unrealized appreciation on OTC swap contracts	365,446	154,121	—
Unrealized appreciation on foreign currency contracts	6,022,591	2,449,189	722,751
Unrealized appreciation on bond forward contracts	—	—	—
Receivables:
Investment securities sold	983,448	50,373,486	20,046,880
Fund shares sold	588,528	4,448,354	866,016
Dividends and interest	3,355,718	27,182,426	3,849,096
Securities lending income	376	—	—
Tax reclaims	61,851	11,366	1,705
Variation margin on futures contracts	52,265	—	—
OTC swap contracts premiums paid	5,758	—	—
Other assets	105,272	111,190	120,933

Total assets	207,485,736	4,268,695,906	595,773,047

Liabilities:
Unrealized depreciation on foreign currency contracts	6,410,041	33,209	6,639
Unrealized depreciation on bond forward contracts	—	—	—
Bank overdraft	46,150	—	—
Unrealized depreciation on OTC swap contracts	406,264	—	—
Cash collateral due to broker on swap contracts	270,000	—	—
Unfunded loan commitments	—	961,196	114,292
Payables:
Investment securities purchased	1,448,386	235,595,931	48,689,765
Fund shares redeemed	1,213,804	6,367,211	1,206,050
Investment management fees	142,786	1,976,077	308,666
Transfer agent fees	9,108	581,426	72,149
Accounting services fees	3,024	57,422	7,979
Board of Directors’ fees	119	17,310	1,873
Variation margin on centrally cleared swap contracts	4,632	63,126	16,474
Variation margin on futures contracts	—	—	—
Foreign taxes	9,638	—	—
Distribution fees	890	159,846	15,945
Distributions payable	—	3,639,555	19,375
Written options	758,132	—	—
Accrued expenses	32,785	209,986	35,896
OTC swap contracts premiums received	6,038	55,820	—

Total liabilities	10,761,797	249,718,115	50,495,103

Net assets	$196,723,939	$4,018,977,791	$545,277,944

Summary of Net Assets:
Capital stock and paid-in-capital	$254,335,977	$4,273,904,321	$575,646,385
Undistributed (distributions in excess of) net investment income	(3,647,418)	2,685,034	782,519
Accumulated net realized gain (loss)	(49,175,951)	(226,202,006)	(27,538,286)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	(4,788,669)	(31,409,558)	(3,612,674)

Net assets	$196,723,939	$4,018,977,791	$545,277,944

Shares authorized	550,000,000	3,250,000,000	550,000,000

Par value	$0.0010	$0.0010	$0.0010

The accompanying notes are an integral part of these financial statements.

234

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund

$345,619,436	$590,258,422	$24,488,553	$659,154,004	$158,726,572	$18,762,790
—	8,168	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	398,444	—	—	—	—
—	264,954	—	—	3,681,852	—
63,386	1,313,055	—	—	—	—
—	283,621	—	—	—	—

157,116	16,492,963	84,251	2,299,561	1,426,722	—
149,421	204,790	50,957	489,628	18,477	275
5,633,135	1,166,365	335,278	9,016,541	2,126,556	231,177
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
102,179	103,894	52,031	64,311	59,727	51,858

351,724,673	610,494,676	25,011,070	671,024,045	166,039,906	19,046,100

—	82,304	—	—	—	—
—	268	—	—	—	—
—	—	—	—	—	—
—	438,225	—	—	579,153	—
—	600,000	—	—	2,616,000	—
—	—	—	—	—	—

4,945,526	57,493,248	150,089	4,415,603	844,422	—
746,902	570,712	26,381	788,588	291,684	48,988
184,452	225,092	7,131	185,279	47,187	5,500
79,537	95,714	1,097	59,837	19,167	519
5,108	8,182	285	7,687	1,887	220
1,400	2,352	72	2,507	753	69
—	59,120	—	—	—	—
—	21,775	—	—	—	—
—	5,863	—	—	—	—
14,742	23,097	1,279	20,343	5,157	1,067
35,677	—	126	232,055	39,230	—
—	—	—	—	—	—
50,504	66,985	14,735	38,842	16,984	14,913
—	15,309	—	—	—	—

6,063,848	59,708,246	201,195	5,750,741	4,461,624	71,276

$345,660,825	$550,786,430	$24,809,875	$665,273,304	$161,578,282	$18,974,824

$363,645,157	$630,504,444	$24,912,079	$679,982,847	$173,609,600	$19,212,718
(175,678)	2,999,592	7,424	166,361	(448,718)	6,109
(14,782,417)	(79,657,293)	(57,255)	(16,838,706)	(15,576,503)	(55,135)
(3,026,237)	(3,060,313)	(52,373)	1,962,802	3,993,903	(188,868)

$345,660,825	$550,786,430	$24,809,875	$665,273,304	$161,578,282	$18,974,824

550,000,000	6,295,000,000	300,000,000	820,000,000	19,350,000,000	300,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010

The accompanying notes are an integral part of these financial statements.

235

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Class A: Net asset value per share	$6.40	$8.76	$10.08

Maximum offering price per share	$6.70	$9.03	$10.39

Shares outstanding	1,578,008	87,978,857	12,669,235

Net Assets	$10,103,892	$770,301,814	$127,679,123

Class C: Net asset value per share	$6.40	$8.74	$10.08

Shares outstanding	608,207	110,923,225	8,364,603

Net Assets	$3,892,019	$969,875,565	$84,307,046

Class I: Net asset value per share	$6.38	$8.77	$10.09

Shares outstanding	12,040,946	205,927,184	28,819,140

Net Assets	$76,877,346	$1,805,183,765	$290,658,824

Class R3: Net asset value per share	$6.37	$8.78	$10.07

Shares outstanding	3,396	1,051,070	25,451

Net Assets	$21,646	$9,224,294	$256,300

Class R4: Net asset value per share	$6.38	$8.75	$10.06

Shares outstanding	10,466	671,318	74,216

Net Assets	$66,738	$5,873,608	$746,508

Class R5: Net asset value per share	$6.15	$8.76	$10.05

Shares outstanding	1,821	176,386	626,981

Net Assets	$11,198	$1,544,268	$6,304,085

Class Y: Net asset value per share	$6.34	$8.74	$10.06

Shares outstanding	16,002,350	48,572,367	1,009,119

Net Assets	$101,520,006	$424,683,402	$10,154,537

Class F: Net asset value per share	$6.39	$8.77	$10.09

Shares outstanding	662,657	3,682,318	2,495,839

Net Assets	$4,231,094	$32,291,075	$25,171,521

Cost of investments	$199,748,517	$4,171,121,049	$557,656,897
Cost of foreign currency	$579,978	$45,983,789	$16,471,958
Proceeds of written option contracts	$1,107,297	$—	$—

The accompanying notes are an integral part of these financial statements.

236

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund
$7.29	$10.40	$10.13	$8.45	$9.12	$9.90

$7.63	$10.89	$10.61	$8.85	$9.55	$10.37

29,395,103	17,774,684	1,394,082	27,802,879	9,742,708	825,359

$214,387,202	$184,868,786	$14,120,393	$234,863,329	$88,878,641	$8,173,994

$7.27	$9.98	$10.13	$8.45	$9.07	$9.90

7,100,694	9,612,833	342,509	10,714,804	1,682,587	354,819

$51,605,459	$95,892,282	$3,469,244	$90,573,596	$15,255,475	$3,512,507

$7.34	$10.58	$10.13	$8.46	$9.15	$9.91

3,029,525	4,964,515	587,670	36,097,870	3,946,135	683,962

$22,223,614	$52,541,801	$5,952,534	$305,556,269	$36,088,257	$6,774,867

$7.29	$10.21	$—	$—	$—	$—

370,374	4,678,885	—	—	—	—

$2,699,992	$47,759,597	$—	$—	$—	$—

$7.30	$10.40	$—	$—	$—	$—

165,929	1,096,731	—	—	—	—

$1,211,842	$11,401,231	$—	$—	$—	$—

$7.29	$10.55	$—	$—	$—	$—

122,035	255,472	—	—	—	—

$889,596	$2,696,204	$—	$—	$—	$—

$7.27	$10.61	$—	$—	$9.10	$—

107,264	2,888,679	—	—	1,705,062	—

$780,070	$30,642,911	$—	$—	$15,509,655	$—

$7.33	$10.58	$10.13	$8.46	$9.14	$9.90

7,075,304	11,809,643	125,197	4,050,405	639,745	51,840

$51,863,050	$124,983,618	$1,267,704	$34,280,110	$5,846,254	$513,456

$348,707,835	$597,376,795	$24,540,926	$657,191,202	$157,835,368	$18,951,658
$—	$399,336	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

237

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Assets:
Investments in securities, at market value(1)	$177,169,009	$908,349,876	$492,096,276
Cash	170,484	276,758	241,728
Cash collateral due from broker on futures contracts	—	—	—
Foreign currency	5,854,189	2,648,677	1,899,061
Unrealized appreciation on OTC swap contracts	—	—	1,014,467
Unrealized appreciation on foreign currency contracts	128,626	63,765	1,688,460
Receivables:
Investment securities sold	64,699,842	509,870	20,759,099
Fund shares sold	171,342	4,734,318	617,942
Dividends and interest	357,970	4,814,177	3,981,913
Securities lending income	—	126	341
Tax reclaims	—	844	10,031
Variation margin on futures contracts	81,120	398,023	92,294
Variation margin on centrally cleared swap contracts	1,058,599	—	—
OTC swap contracts premiums paid	—	—	2,536,279
Other assets	67,445	116,501	74,994

Total assets	249,758,626	921,912,935	525,012,885

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	1,006,376
Bank overdraft - foreign cash	—	—	—
Obligation to return securities lending collateral	—	1,011,000	1,119,250
Unrealized depreciation on OTC swap contracts	—	—	1,259,267
Cash collateral due to broker on swap contracts	—	—	143,000
TBA sale commitments, at market value	41,882,062	—	—
Unfunded loan commitments	—	27,313	191,185
Payables:
Investment securities purchased	72,670,751	25,658,582	46,960,390
Fund shares redeemed	65,980	1,353,463	740,254
Investment management fees	44,288	311,403	212,626
Transfer agent fees	3,984	184,662	74,362
Accounting services fees	1,993	13,088	8,505
Board of Directors’ fees	448	3,534	1,405
Variation margin on centrally cleared swap contracts	—	—	111,492
Variation margin on futures contracts	—	—	—
Foreign taxes	—	—	2,550
Distribution fees	777	30,106	14,930
Distributions payable	50	123,586	—
Written options	38,750	—	—
Accrued expenses	5,197	46,747	36,886
OTC swap contracts premiums received	—	—	6,045,494

Total liabilities	114,714,280	28,763,484	57,927,972

Net assets	$135,044,346	$893,149,451	$467,084,913

Summary of Net Assets:
Capital stock and paid-in-capital	$140,449,631	$904,234,302	$495,982,853
Undistributed (distributions in excess of) net investment income	168,712	517,057	557,619
Accumulated net realized gain (loss)	(3,615,744)	(1,440,021)	(25,857,982)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	(1,958,253)	(10,161,887)	(3,597,577)

Net assets	$135,044,346	$893,149,451	$467,084,913

Shares authorized	500,000,000	700,000,000	1,000,000,000

Par value	$0.0010	$0.0010	$0.0010

The accompanying notes are an integral part of these financial statements.

238

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford World Bond Fund

$3,186,279,076	$4,183,102,268
—	98,368
—	—
—	436,112
1,293,335	705,009
908,979	143,892,384

510,030,488	248,327
1,741,919	7,418,858
12,311,157	28,627,709
1,298	8,997
14,145	—
191,717	—
—	—
4,775,230	3,899,423
99,375	142,293

3,717,646,719	4,368,579,748

33,230	99,854,492
1,977,973	—
1,298,000	11,885,351
2,811,308	1,376,235
450,000	945,000
357,935,064	—
—	—

1,024,218,041	155,413,627
1,506,312	5,500,832
732,268	1,988,277
228,435	412,836
41,830	72,208
7,738	14,667
422,314	151,549
—	1,116,537
—	—
34,694	23,580
97,985	—
101,719	25,512
137,704	584,690
9,205,514	4,969,516

1,401,240,129	284,334,909

$2,316,406,590	$4,084,244,839

$2,377,151,101	$4,054,159,398
686,725	(22,312,606)
(25,732,991)	(6,147,435)
(35,698,245)	58,545,482

$2,316,406,590	$4,084,244,839

1,100,000,000	1,350,000,000

$0.0010	$0.0010

The accompanying notes are an integral part of these financial statements.

239

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Class A: Net asset value per share	$9.71	$9.74	$8.65

Maximum offering price per share	$10.17	$9.94	$9.06

Shares outstanding	1,323,101	50,621,066	18,171,191

Net Assets	$12,840,820	$492,909,486	$157,138,887

Class C: Net asset value per share	$9.63	$9.73	$8.68

Shares outstanding	262,989	9,518,629	7,911,346

Net Assets	$2,532,386	$92,658,575	$68,707,420

Class I: Net asset value per share	$9.70	$9.75	$8.68

Shares outstanding	271,706	17,933,659	9,283,481

Net Assets	$2,635,698	$174,921,072	$80,546,005

Class R3: Net asset value per share	$9.69	$9.71	$8.63

Shares outstanding	20,184	97,712	35,296

Net Assets	$195,500	$948,858	$304,676

Class R4: Net asset value per share	$9.72	$9.72	$8.64

Shares outstanding	1,140	64,687	59,247

Net Assets	$11,082	$628,871	$512,152

Class R5: Net asset value per share	$9.72	$9.73	$8.64

Shares outstanding	3,028	157,519	152,547

Net Assets	$29,432	$1,532,083	$1,318,211

Class R6: Net asset value per share	$—	$—	$8.64

Shares outstanding	—	—	1,365

Net Assets	$—	$—	$11,792

Class Y: Net asset value per share	$9.80	$9.71	$8.64

Shares outstanding	1,529	1,004,865	232,357

Net Assets	$14,981	$9,756,784	$2,006,993

Class F: Net asset value per share	$9.72	$9.76	$8.67

Shares outstanding	12,018,303	12,277,272	18,048,657

Net Assets	$116,784,447	$119,793,722	$156,538,777

Cost of investments	$179,861,308	$918,906,862	$496,360,640
Cost of foreign currency	$5,968,014	$2,649,992	$1,893,683
Cost of bank overdraft - foreign cash	$—	$—	$—
Proceeds of TBA sale commitments	$42,092,835	$—	$—
Proceeds of written option contracts	$40,459	$—	$—
(1) Includes Investment in securities on loan, at value	$—	$986,321	$1,096,461

The accompanying notes are an integral part of these financial statements.

240

Hartford Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford World Bond Fund
$10.10	$10.52

$10.58	$11.02

76,543,089	31,465,393

$773,356,123	$331,079,632

$10.16	$10.34

5,272,094	8,566,131

$53,565,897	$88,581,717

$10.14	$10.59

4,209,210	166,519,280

$42,663,566	$1,762,986,087

$10.33	$10.47

527,296	109,147

$5,449,318	$1,142,261

$10.28	$10.53

1,188,733	45,597

$12,221,180	$480,163

$10.25	$10.59

146,125	251,384

$1,497,407	$2,662,270

$10.23	$10.62

131,841	401,173

$1,348,158	$4,261,252

$10.23	$10.61

43,861,325	48,861,337

$448,826,340	$518,657,272

$10.08	$10.60

96,991,305	129,680,369

$977,478,601	$1,374,394,185

$3,226,699,945	$4,179,222,768
$—	$432,758
$1,977,973	$—
$359,470,950	$—
$106,206	$363,505
$1,268,560	$11,621,580

The accompanying notes are an integral part of these financial statements.

241

Hartford Fixed Income Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Investment Income:
Dividends	$—	$69,663	$—
Interest	5,493,205	100,781,114	13,388,316
Securities lending	523	—	—
Less: Foreign tax withheld	(118,655)	(21,799)	(1,774)

Total investment income, net	5,375,073	100,828,978	13,386,542

Expenses:
Investment management fees	764,533	11,942,442	1,759,287
Administrative services fees
Class R3	21	9,562	270
Class R4	48	4,537	533
Class R5	5	856	2,960
Transfer agent fees
Class A	7,039	370,883	70,248
Class C	2,535	421,397	42,047
Class I	15,367	701,620	92,626
Class R3	2	945	26
Class R4	6	604	68
Class R5	2	164	148
Class Y	22,285	110,042	1,932
Class F	4	223	14
Distribution fees
Class A	10,558	959,052	166,557
Class C	16,638	4,977,052	426,551
Class R3	52	23,904	674
Class R4	80	7,562	888
Custodian fees	13,606	18,114	3,511
Registration and filing fees	63,886	168,306	71,575
Accounting services fees	16,190	346,921	45,303
Board of Directors’ fees	2,046	54,941	6,798
Audit fees	14,056	14,034	12,405
Other expenses	12,668	292,124	44,327

Total expenses (before waivers and fees paid indirectly)	961,627	20,425,285	2,748,748
Expense waivers	(103,457)	(18,224)	(149,342)
Distribution fee reimbursements	(162)	(4,306)	(162)

Total waivers and fees paid indirectly	(103,619)	(22,530)	(149,504)

Total expenses, net	858,008	20,402,755	2,599,244

Net Investment Income (Loss)	4,517,065	80,426,223	10,787,298

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	965,412	5,227,648	1,055,539
Less: Foreign taxes paid on realized capital gains	(69,493)	—	—
Net realized gain (loss) on purchased options contracts	(202,623)	—	—
Net realized gain (loss) on futures contracts	159,562	—	—
Net realized gain (loss) on written options contracts	(101,506)	—	—
Net realized gain (loss) on swap contracts	76,887	270,686	42,948
Net realized gain (loss) on foreign currency contracts	1,203,549	(2,398,144)	(397,178)
Net realized gain (loss) on other foreign currency transactions	(87,643)	(457,646)	(217,717)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,944,145	2,642,544	483,592

The accompanying notes are an integral part of these financial statements.

242

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund

$24,781	$—	$—	$—	$—	$—
10,376,418	9,034,206	364,146	11,056,996	2,977,209	205,199
—	—	—	—	—	—
—	(5,814)	—	—	—	—

10,401,199	9,028,392	364,146	11,056,996	2,977,209	205,199

1,135,355	1,387,542	42,378	1,132,380	303,481	33,366

2,646	47,844	—	—	—	—
1,055	8,144	—	—	—	—
458	1,366	—	—	—	—

195,579	172,951	3,777	89,127	30,747	2,131
36,335	67,329	504	32,123	6,019	500
13,289	32,386	403	91,957	13,903	502
258	3,726	—	—	—	—
139	1,082	—	—	—	—
91	267	—	—	—	—
337	9,061	—	—	4,679	—
6	18	5	7	7	3

271,825	237,873	17,071	303,963	115,072	10,398
268,745	505,925	17,087	478,689	83,646	17,647
6,615	119,611	—	—	—	—
1,758	13,573	—	—	—	—
2,154	4,625	161	1,727	556	156
69,763	62,923	32,944	47,555	45,828	33,255
31,441	50,543	1,695	47,059	12,139	1,335
4,832	7,716	315	9,128	2,431	260
14,407	14,367	14,433	14,369	11,730	14,433
48,222	50,553	4,110	37,423	14,301	3,698

2,105,310	2,799,425	134,883	2,285,507	644,539	117,684
(181,082)	(245,962)	(48,799)	(31,799)	(64,817)	(49,273)
(2,522)	(3,303)	(16,455)	(730)	(1,083)	(15,586)

(183,604)	(249,265)	(65,254)	(32,529)	(65,900)	(64,859)

1,921,706	2,550,160	69,629	2,252,978	578,639	52,825

8,479,493	6,478,232	294,517	8,804,018	2,398,570	152,374

2,264,592	(895,663)	13,795	759,826	644,376	(1,058)
—	—	—	—	—	—
—	—	—	—	—	—
—	(1,575,456)	—	—	—	—
—	—	—	—	—	—
159,164	(42,257)	—	—	(86,632)	—
(122,148)	(1,332,672)	—	—	—	—
3,840	(231,288)	—	—	—	—

2,305,448	(4,077,336)	13,795	759,826	557,744	(1,058)

The accompanying notes are an integral part of these financial statements.

243

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$(1,936,272)	$(5,713,653)	$(1,155,339)
Net unrealized appreciation (depreciation) of purchased options contracts	(326,220)	—	—
Net unrealized appreciation (depreciation) of futures contracts	(32,148)	—	—
Net unrealized appreciation (depreciation) of written options contracts	222,935	—	—
Net unrealized appreciation (depreciation) of swap contracts	(12,447)	650,363	129,248
Net unrealized appreciation (depreciation) of bond forward contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	1,638,711	1,132,666	365,211
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	9,211	399,000	84,029

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(436,230)	(3,531,624)	(576,851)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,507,915	(889,080)	(93,259)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,024,980	$79,537,143	$10,694,039

The accompanying notes are an integral part of these financial statements.

244

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund

$(11,965,678)	$(8,458,657)	$(473,460)	$(12,764,289)	$(4,688,333)	$(267,876)
—	(84,982)	—	—	—	—
—	13,336	—	—	—	—
—	—	—	—	—	—
(39,864)	1,466,845	—	—	1,968,804	—
—	88,558	—	—	—	—
(17,053)	687,111	—	—	—	—
(239)	(9,484)	—	—	—	—

(12,022,834)	(6,297,273)	(473,460)	(12,764,289)	(2,719,529)	(267,876)

(9,717,386)	(10,374,609)	(459,665)	(12,004,463)	(2,161,785)	(268,934)

$(1,237,893)	$(3,896,377)	$(165,148)	$(3,200,445)	$236,785	$(116,560)

The accompanying notes are an integral part of these financial statements.

245

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Investment Income:
Dividends	$—	$—	$8,000
Interest	1,916,420	14,089,979	11,380,615
Securities lending	—	240	700
Less: Foreign tax withheld	—	—	(23,774)

Total investment income, net	1,916,420	14,090,219	11,365,541

Expenses:
Investment management fees	272,331	1,928,706	1,316,351
Administrative services fees
Class R3	193	1,003	295
Class R4	9	469	414
Class R5	14	484	661
Transfer agent fees
Class A	8,278	409,562	117,426
Class C	2,348	57,494	41,592
Class I	2,417	67,600	42,269
Class R3	19	96	28
Class R4	1	61	55
Class R5	3	83	76
Class R6	—	—	—
Class Y	5	1,039	215
Class F	12	13	15
Distribution fees
Class A	16,283	624,454	198,214
Class C	11,512	484,370	354,704
Class R3	483	2,507	736
Class R4	14	781	689
Custodian fees	1,205	2,650	16,004
Registration and filing fees	56,106	96,064	110,280
Accounting services fees	12,255	81,213	52,658
Board of Directors’ fees	1,803	12,376	6,177
Audit fees	14,957	14,961	18,295
Other expenses	9,089	71,863	39,292

Total expenses (before waivers and fees paid indirectly)	409,337	3,857,849	2,316,446
Expense waivers	(68,710)	(65,934)	(168,301)
Distribution fee reimbursements	(320)	(72,661)	(614)

Total waivers and fees paid indirectly	(69,030)	(138,595)	(168,915)

Total expenses, net	340,307	3,719,254	2,147,531

Net Investment Income (Loss)	1,576,113	10,370,965	9,218,010

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(496,276)	(602,026)	1,781,186
Less: Foreign taxes paid on realized capital gains	—	—	(6,443)
Net realized gain (loss) on purchased options contracts	13,355	—	—
Net realized gain (loss) on futures contracts	(1,658,945)	2,579,096	(6,068,908)
Net realized gain (loss) on written options contracts	(674)	—	603,988
Net realized gain (loss) on swap contracts	495,945	—	1,060,207
Net realized gain (loss) on foreign currency contracts	(53,363)	(58,033)	(301,439)
Net realized gain (loss) on other foreign currency transactions	96,931	1,054	25,934

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,603,027)	1,920,091	(2,905,475)

The accompanying notes are an integral part of these financial statements.

246

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford World Bond Fund

$18,199	$59,066
39,290,662	39,113,328
2,436	11,166
(26,687)	(81,550)

39,284,610	39,102,010

4,405,270	12,238,207

5,445	1,771
9,951	416
748	1,137

533,351	209,448
55,039	52,943
18,389	884,455
533	177
739	54
116	220
6	24
97,934	93,174
36	100

963,710	409,788
280,529	469,204
13,611	4,427
16,585	693
14,511	146,872
112,986	177,118
251,615	435,282
30,489	54,355
15,871	16,686
196,704	530,275

7,024,168	15,726,826
—	(34,278)
(5,684)	(916)

(5,684)	(35,194)

7,018,484	15,691,632

32,266,126	23,410,378

(7,987,438)	33,963,263
—	—
167	(198,574)
(13,799,226)	27,492,106
724,597	1,137,294
1,515,404	(1,426,811)
(1,165,791)	(38,565,075)
(92,081)	885,769

(20,804,368)	23,287,972

The accompanying notes are an integral part of these financial statements.

247

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$(2,434,705)	$(13,876,252)	$(7,461,191)
Net unrealized appreciation (depreciation) of purchased options contracts	(44,808)	—	(72,710)
Net unrealized appreciation (depreciation) of futures contracts	341,204	(420,576)	507,407
Net unrealized appreciation (depreciation) of written options contracts	1,709	—	—
Net unrealized appreciation (depreciation) of swap contracts	444,183	—	1,490,336
Net unrealized appreciation (depreciation) of foreign currency contracts	52,614	33,004	404,518
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(4,625)	10,548	(4,756)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(1,644,428)	(14,253,276)	(5,136,396)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,247,455)	(12,333,185)	(8,041,871)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,671,342)	$(1,962,220)	$1,176,139

The accompanying notes are an integral part of these financial statements.

248

Hartford Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford World Bond Fund

$(52,127,000)	$(12,988,043)
(476,632)	852,004
1,260,423	2,291,648
4,487	116,529
5,652,947	4,531,365
(373,596)	(8,317,039)
(15,950)	(416,681)

(46,075,321)	(13,930,217)

(66,879,689)	9,357,755

$(34,613,563)	$32,768,133

The accompanying notes are an integral part of these financial statements.

249

Hartford Fixed Income Funds

Statements of Changes in Net Assets

	The Hartford Emerging Markets Local Debt Fund		The Hartford Floating Rate Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$4,517,065	$5,667,134	$80,426,223	$150,711,350
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,944,145	4,066,250	2,642,544	(3,392,536)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(436,230)	(3,697,076)	(3,531,624)	77,704,835

Net Increase (Decrease) in Net Assets Resulting from Operations	6,024,980	6,036,308	79,537,143	225,023,649

Distributions to Shareholders:
From net investment income
Class A	(1,684,560)	(284,894)	(14,606,743)	(30,382,592)
Class B(1)	—	—	—	(54,241)
Class C	(577,525)	(82,993)	(15,280,562)	(32,799,511)
Class I	(10,921,662)	(1,425,078)	(35,779,672)	(67,793,244)
Class R3	(4,229)	(523)	(169,730)	(359,006)
Class R4	(13,345)	(2,266)	(114,898)	(260,730)
Class R5	(2,271)	(518)	(34,851)	(77,544)
Class Y	(20,922,617)	(3,612,576)	(7,821,036)	(14,437,545)
Class F(2)	(534,655)	(21,990)	(984,138)	(366,550)

Total from net investment income	(34,660,864)	(5,430,838)	(74,791,630)	(146,530,963)

From tax return of capital
Class A	—	—	—	(774,083)
Class B	—	—	—	(1,382)
Class C	—	—	—	(835,661)
Class I	—	—	—	(1,727,224)
Class R3	—	—	—	(9,147)
Class R4	—	—	—	(6,643)
Class R5	—	—	—	(1,976)
Class Y	—	—	—	(367,837)
Class F	—	—	—	(9,339)

Total from tax return of capital	—	—	—	(3,733,292)

Total distributions	(34,660,864)	(5,430,838)	(74,791,630)	(150,264,255)

Capital Share Transactions:
Sold	98,619,824	103,321,647	515,549,675	1,260,184,449
Issued on reinvestment of distributions	25,341,496	4,085,101	60,354,235	127,895,198
Redeemed	(53,550,956)	(58,239,914)	(674,185,860)	(1,249,839,582)

Net increase (decrease) from capital share transactions	70,410,364	49,166,834	(98,281,950)	138,240,065

Net Increase (Decrease) in Net Assets	41,774,480	49,772,304	(93,536,437)	212,999,459

Net Assets:
Beginning of period	154,949,459	105,177,155	4,112,514,228	3,899,514,769

End of period	$196,723,939	$154,949,459	$4,018,977,791	$4,112,514,228

Undistributed (distributions in excess of) net investment income	$(3,647,418)	$26,496,381	$2,685,034	$(2,949,559)

(1)	Class B shares converted into Class A shares on September 19, 2017.
(2)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

250

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

The Hartford Floating Rate High Income Fund		The Hartford High Yield Fund		The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$10,787,298	$18,511,822	$8,479,493	$17,896,676	$6,478,232	$7,707,726
483,592	(406,800)	2,305,448	2,069,266	(4,077,336)	2,303,049
(576,851)	9,687,010	(12,022,834)	8,401,481	(6,297,273)	(8,956,266)

10,694,039	27,792,032	(1,237,893)	28,367,423	(3,896,377)	1,054,509

(2,553,212)	(5,055,054)	(5,331,989)	(11,318,029)	(8,681,389)	(2,601,063)
—	—	—	(30,943)	—	—
(1,315,121)	(2,715,436)	(1,116,154)	(2,448,924)	(3,949,002)	(541,095)
(5,069,527)	(9,365,955)	(597,169)	(2,469,522)	(2,726,544)	(854,272)
(4,764)	(11,591)	(60,913)	(136,427)	(2,056,051)	(474,320)
(13,613)	(28,094)	(34,489)	(78,351)	(490,280)	(171,472)
(122,427)	(57,141)	(23,856)	(38,596)	(141,225)	(40,443)
(189,819)	(170,847)	(30,626)	(335,845)	(1,490,399)	(1,657,653)
(429,959)	(125,899)	(1,280,508)	(571,508)	(5,668,571)	—

(9,698,442)	(17,530,017)	(8,475,704)	(17,428,145)	(25,203,461)	(6,340,318)

—	—	—	(287,064)	—	—
—	—	—	(785)	—	—
—	—	—	(62,113)	—	—
—	—	—	(62,636)	—	—
—	—	—	(3,460)	—	—
—	—	—	(1,987)	—	—
—	—	—	(979)	—	—
—	—	—	(8,518)	—	—
—	—	—	(14,496)	—	—

—	—	—	(442,038)	—	—

(9,698,442)	(17,530,017)	(8,475,704)	(17,870,183)	(25,203,461)	(6,340,318)

134,758,233	329,108,046	42,431,710	227,268,443	40,668,063	239,539,317
9,563,390	17,071,310	8,231,988	17,214,991	24,035,322	5,982,150
(111,766,141)	(209,894,227)	(64,213,310)	(246,968,583)	(70,817,943)	(273,901,799)

32,555,482	136,285,129	(13,549,612)	(2,485,149)	(6,114,558)	(28,380,332)

33,551,079	146,547,144	(23,263,209)	8,012,091	(35,214,396)	(33,666,141)

511,726,865	365,179,721	368,924,034	360,911,943	586,000,826	619,666,967

$545,277,944	$511,726,865	$345,660,825	$368,924,034	$550,786,430	$586,000,826

$782,519	$(306,337)	$(175,678)	$(179,467)	$2,999,592	$21,724,821

The accompanying notes are an integral part of these financial statements.

251

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	Hartford Municipal Income Fund		The Hartford Municipal Opportunities Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$294,517	$475,334	$8,804,018	$16,711,800
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	13,795	(33,991)	759,826	(931,803)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(473,460)	74,593	(12,764,289)	(8,804,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	(165,148)	515,936	(3,200,445)	6,975,090

Distributions to Shareholders:
From net investment income
Class A	(161,224)	(254,920)	(3,160,027)	(6,384,521)
Class B(1)	—	—	—	(6,196)
Class C	(40,223)	(64,978)	(885,013)	(1,960,067)
Class I	(76,953)	(150,585)	(4,311,377)	(8,227,242)
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	(16,118)	(4,852)	(447,611)	(133,771)

Total from net investment income	(294,518)	(475,335)	(8,804,028)	(16,711,797)

From net realized gain on investments
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—

Total from net realized gain on investments	—	—	—	—

Total distributions	(294,518)	(475,335)	(8,804,028)	(16,711,797)

Capital Share Transactions:
Sold	3,068,271	7,652,129	103,341,053	243,412,258
Issued on reinvestment of distributions	294,259	475,259	7,403,364	13,876,035
Redeemed	(1,366,144)	(4,001,328)	(113,251,957)	(317,864,298)

Net increase (decrease) from capital share transactions	1,996,386	4,126,060	(2,507,540)	(60,576,005)

Net Increase (Decrease) in Net Assets	1,536,720	4,166,661	(14,512,013)	(70,312,712)

Net Assets:
Beginning of period	23,273,155	19,106,494	679,785,317	750,098,029

End of period	$24,809,875	$23,273,155	$665,273,304	$679,785,317

Undistributed (distributions in excess of) net investment income	$7,424	$7,425	$166,361	$166,371

(1)	Class B shares converted into Class A shares on September 19, 2017.

The accompanying notes are an integral part of these financial statements.

252

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

The Hartford Municipal Real Return Fund		Hartford Municipal Short Duration Fund		The Hartford Quality Bond Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$2,398,570	$4,973,942	$152,374	$227,520	$1,576,113	$2,417,691
557,744	(1,002,571)	(1,058)	(38,769)	(1,603,027)	(1,599,791)
(2,719,529)	(160,380)	(267,876)	(30,423)	(1,644,428)	(851,004)

236,785	3,810,991	(116,560)	158,328	(1,671,342)	(33,104)

(1,264,450)	(2,779,180)	(63,981)	(95,952)	(145,827)	(262,923)
—	(2,661)	—	—	—	—
(167,196)	(415,924)	(25,318)	(34,369)	(16,558)	(35,886)
(638,053)	(1,231,585)	(58,286)	(95,767)	(50,764)	(136,565)
—	—	—	—	(1,862)	(4,127)
—	—	—	—	(134)	(243)
—	—	—	—	(366)	(893)
(235,167)	(499,407)	—	—	(178)	(904,814)
(97,554)	(45,237)	(4,787)	(1,563)	(1,521,214)	(1,435,773)

(2,402,420)	(4,973,994)	(152,372)	(227,651)	(1,736,903)	(2,781,224)

—	—	—	—	—	(245,660)
—	—	—	—	—	(64,716)
—	—	—	—	—	(178,941)
—	—	—	—	—	(3,019)
—	—	—	—	—	(365)
—	—	—	—	—	(689)
—	—	—	—	—	(1,403,142)

—	—	—	—	—	(1,896,532)

(2,402,420)	(4,973,994)	(152,372)	(227,651)	(1,736,903)	(4,677,756)

10,505,085	62,347,413	2,319,501	6,123,085	8,600,796	155,767,045
2,153,072	4,405,415	152,245	227,448	1,736,452	4,612,247
(29,796,176)	(56,430,728)	(2,959,842)	(4,914,795)	(8,951,366)	(143,115,901)

(17,138,019)	10,322,100	(488,096)	1,435,738	1,385,882	17,263,391

(19,303,654)	9,159,097	(757,028)	1,366,415	(2,022,363)	12,552,531

180,881,936	171,722,839	19,731,852	18,365,437	137,066,709	124,514,178

$161,578,282	$180,881,936	$18,974,824	$19,731,852	$135,044,346	$137,066,709

$(448,718)	$(444,868)	$6,109	$6,107	$168,712	$329,502

The accompanying notes are an integral part of these financial statements.

253

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Short Duration Fund		The Hartford Strategic Income Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$10,370,965	$18,230,332	$9,218,010	$16,218,607
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,920,091	2,252,424	(2,905,475)	4,652,198
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(14,253,276)	(3,583,242)	(5,136,396)	5,845,271

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,962,220)	16,899,514	1,176,139	26,716,076

Distributions to Shareholders:
From net investment income
Class A	(5,742,777)	(10,660,453)	(6,669,731)	(5,222,326)
Class B(1)	—	(21,062)	—	(50,657)
Class C	(750,659)	(1,469,129)	(2,690,128)	(2,428,318)
Class I	(2,436,173)	(4,622,741)	(3,586,066)	(2,049,875)
Class R3	(10,801)	(22,839)	(12,233)	(10,154)
Class R4	(7,191)	(12,675)	(21,643)	(9,550)
Class R5	(12,653)	(12,682)	(55,237)	(25,258)
Class R6	—	—	(506)	(507)
Class Y	(90,636)	(514,860)	(38,132)	(3,885,223)
Class F	(1,442,183)	(895,311)	(6,936,730)	(3,521,055)

Total from net investment income	(10,493,073)	(18,231,752)	(20,010,406)	(17,202,923)

Total distributions	(10,493,073)	(18,231,752)	(20,010,406)	(17,202,923)

Capital Share Transactions:
Sold	247,226,119	602,010,398	52,768,982	337,731,647
Issued in merger	—	—	—	53,944,994
Issued on reinvestment of distributions	9,798,482	16,737,863	18,947,226	16,643,340
Redeemed	(276,349,925)	(588,054,151)	(88,502,900)	(308,320,630)

Net increase (decrease) from capital share transactions	(19,325,324)	30,694,110	(16,786,692)	99,999,351

Net Increase (Decrease) in Net Assets	(31,780,617)	29,361,872	(35,620,959)	109,512,504

Net Assets:
Beginning of period	924,930,068	895,568,196	502,705,872	393,193,368

End of period	$893,149,451	$924,930,068	$467,084,913	$502,705,872

Undistributed (distributions in excess of) net investment income	$517,057	$639,165	$557,619	$11,350,015

(1)	Class B shares converted into Class A shares on September 19, 2017.

The accompanying notes are an integral part of these financial statements.

254

Hartford Fixed Income Funds

Statements of Changes in Net Assets – (continued)

The Hartford Total Return Bond Fund		The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$32,266,126	$58,099,988	$23,410,378	$45,778,317
(20,804,368)	13,269,355	23,287,972	(77,851,325)
(46,075,321)	(18,299,318)	(13,930,217)	79,272,879

(34,613,563)	53,070,025	32,768,133	47,199,871

(13,259,567)	(19,090,930)	—	—
—	(33,906)	—	—
(514,026)	(1,154,490)	—	—
(643,716)	(4,256,995)	(168,937)	—
(62,947)	(132,547)	—	—
(222,139)	(365,819)	—	—
(31,717)	(41,344)	(332)	—
(25,352)	(12,470)	(365)	—
(9,944,532)	(20,674,042)	(99,098)	—
(21,921,483)	(12,245,097)	(356,071)	—

(46,625,479)	(58,007,640)	(624,803)	—

(46,625,479)	(58,007,640)	(624,803)	—

273,064,651	1,477,785,914	635,666,442	3,492,944,156
—	—	—	—
46,082,655	56,833,846	607,806	—
(186,913,080)	(1,295,623,880)	(629,534,197)	(3,113,007,805)

132,234,226	238,995,880	6,740,051	379,936,351

50,995,184	234,058,265	38,883,381	427,136,222

2,265,411,406	2,031,353,141	4,045,361,458	3,618,225,236

$2,316,406,590	$2,265,411,406	$4,084,244,839	$4,045,361,458

$686,725	$15,046,078	$(22,312,606)	$(45,098,181)

The accompanying notes are an integral part of these financial statements.

255

Hartford Fixed Income Funds

Financial Highlights

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$7.62	$0.16	$0.14	$0.30	$(1.52)	$—	$—	$(1.52)	$6.40	4.03	%(5)	$10,104	1.40	%(6)	1.25	%(6)	4.72	%(6)	62%
C	7.62	0.14	0.14	0.28	(1.50)	—	—	(1.50)	6.40	3.78	(5)	3,892	2.14	(6)	2.00	(6)	3.97	(6)	62
I	7.61	0.17	0.13	0.30	(1.53)	—	—	(1.53)	6.38	4.19	(5)	76,877	1.03	(6)	0.95	(6)	5.03	(6)	62
R3	7.60	0.16	0.13	0.29	(1.52)	—	—	(1.52)	6.37	3.96	(5)	22	1.70	(6)	1.36	(6)	4.61	(6)	62
R4	7.60	0.16	0.14	0.30	(1.52)	—	—	(1.52)	6.38	4.21	(5)	67	1.40	(6)	1.25	(6)	4.73	(6)	62
R5	7.38	0.17	0.13	0.30	(1.53)	—	—	(1.53)	6.15	4.34	(5)	11	1.10	(6)	0.95	(6)	5.02	(6)	62
Y	7.57	0.17	0.13	0.30	(1.53)	—	—	(1.53)	6.34	4.25	(5)	101,520	1.03	(6)	0.90	(6)	5.07	(6)	62
F	7.61	0.17	0.14	0.31	(1.53)	—	—	(1.53)	6.39	4.39	(5)	4,231	0.99	(6)	0.90	(6)	5.08	(6)	62

For the Year Ended October 31, 2017
A	$7.48	$0.37	$0.11	$0.48	$(0.34)	$—	$—	$(0.34)	$7.62	6.80%		$8,324	1.44%		1.25%		4.87%		151%
C	7.47	0.31	0.13	0.44	(0.29)	—	—	(0.29)	7.62	5.98		2,777	2.20		2.00		4.13		151
I	7.46	0.39	0.13	0.52	(0.37)	—	—	(0.37)	7.61	7.11		46,768	1.18		1.00		5.10		151
R3	7.43	0.35	0.13	0.48	(0.31)	—	—	(0.31)	7.60	6.61		12	1.96		1.50		4.67		151
R4	7.45	0.37	0.12	0.49	(0.34)	—	—	(0.34)	7.60	6.73		46	1.50		1.25		4.86		151
R5	7.24	0.38	0.11	0.49	(0.35)	—	—	(0.35)	7.38	7.00		11	1.21		0.95		5.22		151
Y	7.43	0.39	0.12	0.51	(0.37)	—	—	(0.37)	7.57	7.11		94,802	1.07		0.90		5.24		151
F(7)	7.29	0.26	0.31	0.57	(0.25)	—	—	(0.25)	7.61	7.87	(5)	2,210	1.04	(6)	0.90	(6)	4.99	(6)	151

For the Year Ended October 31, 2016
A	$7.09	$0.35	$0.38	$0.73	$—	$—	$(0.34)	$(0.34)	$7.48	10.62%		$5,804	1.64%		1.26	%(8)	4.91%		187%
C	7.08	0.30	0.37	0.67	—	—	(0.28)	(0.28)	7.47	9.78		1,895	2.43		2.01	(8)	4.14		187
I	7.07	0.37	0.38	0.75	—	—	(0.36)	(0.36)	7.46	10.93		9,871	1.41		1.01	(8)	5.08		187
R3	7.08	0.32	0.35	0.67	—	—	(0.32)	(0.32)	7.43	9.80		20	1.92		1.56	(8)	4.44		187
R4	7.08	0.34	0.38	0.72	—	—	(0.35)	(0.35)	7.45	10.51		31	1.61		1.26	(8)	4.76		187
R5	7.08	0.36	0.34	0.70	—	—	(0.54)	(0.54)	7.24	10.44		12	1.30		0.96	(8)	5.04		187
Y	7.05	0.37	0.38	0.75	—	—	(0.37)	(0.37)	7.43	10.96		87,545	1.20		0.91	(8)	5.26		187

For the Year Ended October 31, 2015
A	$9.00	$0.36	$(1.87)	$(1.51)	$—	$—	$(0.40)	$(0.40)	$7.09	(17.13)%		$5,827	1.53%		1.25%		4.56%		122%
C	8.99	0.32	(1.90)	(1.58)	—	—	(0.33)	(0.33)	7.08	(17.81)		1,289	2.29		2.00		3.99		122
I	8.98	0.38	(1.87)	(1.49)	—	—	(0.42)	(0.42)	7.07	(16.95)		3,716	1.18		0.97		4.57		122
R3	8.99	0.34	(1.88)	(1.54)	—	—	(0.37)	(0.37)	7.08	(17.40)		1,688	1.81		1.55		4.33		122
R4	8.99	0.37	(1.88)	(1.51)	—	—	(0.40)	(0.40)	7.08	(17.14)		1,741	1.51		1.25		4.63		122
R5	8.99	0.39	(1.88)	(1.49)	—	—	(0.42)	(0.42)	7.08	(16.89)		1,726	1.21		0.95		4.93		122
Y	8.96	0.40	(1.89)	(1.49)	—	—	(0.42)	(0.42)	7.05	(16.90)		177,798	1.11		0.90		5.02		122

For the Year Ended October 31, 2014
A	$9.51	$0.42	$(0.52)	$(0.10)	$(0.04)	$(0.01)	$(0.36)	$(0.41)	$9.00	(1.10)%		$9,792	1.47%		1.25%		4.57%		144%
C	9.50	0.35	(0.52)	(0.17)	(0.03)	(0.01)	(0.30)	(0.34)	8.99	(1.85)		3,208	2.23		2.00		3.78		144
I	9.50	0.44	(0.52)	(0.08)	(0.04)	(0.01)	(0.39)	(0.44)	8.98	(0.91)		43,683	1.19		0.98		4.78		144
R3	9.50	0.39	(0.52)	(0.13)	(0.03)	(0.01)	(0.34)	(0.38)	8.99	(1.38)		2,041	1.81		1.55		4.23		144
R4	9.50	0.42	(0.52)	(0.10)	(0.04)	(0.01)	(0.36)	(0.41)	8.99	(1.09)		2,101	1.51		1.25		4.53		144
R5	9.51	0.45	(0.53)	(0.08)	(0.04)	(0.01)	(0.39)	(0.44)	8.99	(0.89)		2,078	1.20		0.95		4.83		144
Y	9.47	0.45	(0.52)	(0.07)	(0.04)	(0.01)	(0.39)	(0.44)	8.96	(0.74)		257,218	1.11		0.90		4.86		144

The accompanying notes are an integral part of these financial statements.

256

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund – (continued)
For the Year Ended October 31, 2013
A	$10.02	$0.41	$(0.47)	$(0.06)	$(0.39)	$(0.06)	$—	$(0.45)	$9.51	(0.70)%		$24,773	1.49%		1.25%		4.16%		95%
C	10.01	0.34	(0.47)	(0.13)	(0.32)	(0.06)	—	(0.38)	9.50	(1.40)		6,280	2.22		1.99		3.43		95
I	10.01	0.43	(0.47)	(0.04)	(0.41)	(0.06)	—	(0.47)	9.50	(0.45)		33,259	1.25		1.00		4.41		95
R3	10.01	0.38	(0.47)	(0.09)	(0.36)	(0.06)	—	(0.42)	9.50	(1.01)		2,097	1.84		1.55		3.86		95
R4	10.01	0.41	(0.47)	(0.06)	(0.39)	(0.06)	—	(0.45)	9.50	(0.71)		2,165	1.54		1.25		4.16		95
R5	10.01	0.44	(0.46)	(0.02)	(0.42)	(0.06)	—	(0.48)	9.51	(0.31)		2,095	1.24		0.95		4.46		95
Y	9.98	0.44	(0.47)	(0.03)	(0.42)	(0.06)	—	(0.48)	9.47	(0.36)		178,911	1.14		0.90		4.50		95

The Hartford Floating Rate Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$8.74	$0.18	$0.01	$0.19	$(0.17)	$—	$—	$(0.17)	$8.76	2.14	%(5)	$770,302	0.99	%(6)	0.99	%(6)	4.09	%(6)	28%
C	8.73	0.15	(0.01)	0.14	(0.13)	—	—	(0.13)	8.74	1.65	(5)	969,876	1.73	(6)	1.73	(6)	3.35	(6)	28
I	8.75	0.19	0.01	0.20	(0.18)	—	—	(0.18)	8.77	2.27	(5)	1,805,184	0.73	(6)	0.73	(6)	4.36	(6)	28
R3	8.77	0.17	(0.01)	0.16	(0.15)	—	—	(0.15)	8.78	2.01	(5)	9,224	1.37	(6)	1.25	(6)	3.83	(6)	28
R4	8.74	0.18	(0.01)	0.17	(0.16)	—	—	(0.16)	8.75	2.13	(5)	5,874	1.07	(6)	1.00	(6)	4.08	(6)	28
R5	8.74	0.19	0.01	0.20	(0.18)	—	—	(0.18)	8.76	2.27	(5)	1,544	0.77	(6)	0.72	(6)	4.34	(6)	28
Y	8.73	0.19	—	0.19	(0.18)	—	—	(0.18)	8.74	2.17	(5)	424,683	0.71	(6)	0.70	(6)	4.39	(6)	28
F	8.76	0.19	—	0.19	(0.18)	—	—	(0.18)	8.77	2.31	(5)	32,291	0.65	(6)	0.65	(6)	4.41	(6)	28

For the Year Ended October 31, 2017
A	$8.58	$0.32	$0.16	$0.48	$(0.31)	$—	$(0.01)	$(0.32)	$8.74	5.66%		$806,759	0.98%		0.98%		3.68%		62%
C	8.57	0.26	0.15	0.41	(0.24)	—	(0.01)	(0.25)	8.73	4.89		1,046,990	1.72		1.72		2.95		62
I	8.59	0.34	0.16	0.50	(0.33)	—	(0.01)	(0.34)	8.75	5.95		1,817,213	0.71		0.71		3.94		62
R3	8.61	0.30	0.15	0.45	(0.29)	—	(0.01)	(0.30)	8.76	5.25		9,993	1.37		1.25		3.41		62
R4	8.58	0.32	0.15	0.47	(0.31)	—	(0.01)	(0.32)	8.73	5.52		6,359	1.06		1.00		3.65		62
R5	8.58	0.34	0.16	0.50	(0.33)	—	(0.01)	(0.34)	8.74	5.96		2,200	0.80		0.70		3.96		62
Y	8.57	0.35	0.16	0.51	(0.34)	—	(0.01)	(0.35)	8.73	5.99		374,594	0.67		0.67		3.98		62
F(7)	8.74	0.23	0.02	0.25	(0.22)	—	(0.01)	(0.23)	8.76	2.78	(5)	48,407	0.65	(6)	0.65	(6)	3.95	(6)	62

For the Year Ended October 31, 2016
A	$8.41	$0.36	$0.16	$0.52	$(0.35)	$—	$—	$(0.35)	$8.58	6.38%		$875,037	1.02%		1.01	%(9)	4.40%		40%
B	8.40	0.30	0.15	0.45	(0.28)	—	—	(0.28)	8.57	5.59		3,696	1.90		1.76	(9)	3.66		40
C	8.40	0.30	0.16	0.46	(0.29)	—	—	(0.29)	8.57	5.62		1,213,760	1.74		1.74	(9)	3.67		40
I	8.42	0.39	0.15	0.54	(0.37)	—	—	(0.37)	8.59	6.67		1,466,928	0.74		0.74	(9)	4.66		40
R3	8.43	0.34	0.17	0.51	(0.33)	—	—	(0.33)	8.61	6.24		10,618	1.38		1.26	(9)	4.15		40
R4	8.40	0.36	0.17	0.53	(0.35)	—	—	(0.35)	8.58	6.51		8,781	1.07		1.01	(9)	4.39		40
R5	8.41	0.39	0.15	0.54	(0.37)	—	—	(0.37)	8.58	6.70		1,941	0.80		0.71	(9)	4.69		40
Y	8.40	0.39	0.16	0.55	(0.38)	—	—	(0.38)	8.57	6.76		318,753	0.66		0.66	(9)	4.73		40

For the Year Ended October 31, 2015
A	$8.88	$0.36	$(0.46)	$(0.10)	$(0.33)	$—	$(0.04)	$(0.37)	$8.41	(1.20)%		$1,109,960	0.98%		0.98%		4.19%		30%
B	8.86	0.30	(0.46)	(0.16)	(0.27)	—	(0.03)	(0.30)	8.40	(1.85)		7,942	1.84		1.75		3.42		30
C	8.86	0.30	(0.46)	(0.16)	(0.27)	—	(0.03)	(0.30)	8.40	(1.94)		1,463,472	1.73		1.73		3.44		30
I	8.89	0.39	(0.47)	(0.08)	(0.35)	—	(0.04)	(0.39)	8.42	(0.92)		1,698,313	0.71		0.71		4.45		30
R3	8.89	0.34	(0.46)	(0.12)	(0.31)	—	(0.03)	(0.34)	8.43	(1.46)		13,707	1.37		1.25		3.92		30
R4	8.87	0.36	(0.47)	(0.11)	(0.32)	—	(0.04)	(0.36)	8.40	(1.22)		9,264	1.06		1.00		4.16		30
R5	8.87	0.39	(0.46)	(0.07)	(0.35)	—	(0.04)	(0.39)	8.41	(0.81)		2,818	0.78		0.70		4.46		30
Y	8.86	0.39	(0.46)	(0.07)	(0.35)	—	(0.04)	(0.39)	8.40	(0.76)		398,751	0.65		0.65		4.51		30

The accompanying notes are an integral part of these financial statements.

257

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Floating Rate Fund – (continued)
For the Year Ended October 31, 2014
A	$9.01	$0.34	$(0.13)	$0.21	$(0.34)	$—	$—	$(0.34)	$8.88	2.35%		$1,459,463	0.96%		0.96%		3.80%		75%
B	9.00	0.27	(0.14)	0.13	(0.27)	—	—	(0.27)	8.86	1.44		18,681	1.81		1.75		3.01		75
C	9.00	0.28	(0.14)	0.14	(0.28)	—	—	(0.28)	8.86	1.48		1,900,141	1.71		1.71		3.06		75
I	9.02	0.37	(0.13)	0.24	(0.37)	—	—	(0.37)	8.89	2.62		2,325,212	0.70		0.70		4.08		75
R3	9.03	0.32	(0.14)	0.18	(0.32)	—	—	(0.32)	8.89	1.94		17,970	1.35		1.25		3.52		75
R4	9.01	0.34	(0.14)	0.20	(0.34)	—	—	(0.34)	8.87	2.20		11,663	1.05		1.00		3.77		75
R5	9.01	0.37	(0.14)	0.23	(0.37)	—	—	(0.37)	8.87	2.50		3,753	0.77		0.70		4.07		75
Y	9.00	0.37	(0.14)	0.23	(0.37)	—	—	(0.37)	8.86	2.57		413,511	0.64		0.64		4.13		75

For the Year Ended October 31, 2013
A	$8.93	$0.36	$0.09	$0.45	$(0.37)	$—	$—	$(0.37)	$9.01	5.08%		$2,064,701	0.96%		0.96%		4.04%		78%
B	8.92	0.29	0.09	0.38	(0.30)	—	—	(0.30)	9.00	4.27		30,017	1.80		1.75		3.28		78
C	8.92	0.30	0.08	0.38	(0.30)	—	—	(0.30)	9.00	4.31		2,195,858	1.71		1.71		3.30		78
I	8.94	0.39	0.08	0.47	(0.39)	—	—	(0.39)	9.02	5.35		2,772,328	0.70		0.70		4.29		78
R3	8.95	0.34	0.08	0.42	(0.34)	—	—	(0.34)	9.03	4.77		18,334	1.36		1.25		3.76		78
R4	8.92	0.36	0.09	0.45	(0.36)	—	—	(0.36)	9.01	5.17		13,255	1.04		1.00		4.01		78
R5	8.93	0.39	0.08	0.47	(0.39)	—	—	(0.39)	9.01	5.36		3,942	0.76		0.70		4.33		78
Y	8.92	0.39	0.09	0.48	(0.40)	—	—	(0.40)	9.00	5.43		79,142	0.64		0.64		4.39		78

The Hartford Floating Rate High Income Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$10.06	$0.21	$—	$0.21	$(0.19)	$—	$—	$(0.19)	$10.08	2.12	%(5)	$127,679	1.13	%(6)	1.05	%(6)	4.26	%(6)	45%
C	10.06	0.18	(0.01)	0.17	(0.15)	—	—	(0.15)	10.08	1.74	(5)	84,307	1.87	(6)	1.80	(6)	3.51	(6)	45
I	10.07	0.23	(0.01)	0.22	(0.20)	—	—	(0.20)	10.09	2.24	(5)	290,659	0.85	(6)	0.80	(6)	4.52	(6)	45
R3	10.05	0.20	—	0.20	(0.18)	—	—	(0.18)	10.07	1.97	(5)	256	1.49	(6)	1.35	(6)	3.96	(6)	45
R4	10.04	0.21	—	0.21	(0.19)	—	—	(0.19)	10.06	2.12	(5)	747	1.19	(6)	1.05	(6)	4.26	(6)	45
R5	10.03	0.23	—	0.23	(0.21)	—	—	(0.21)	10.05	2.27	(5)	6,304	0.88	(6)	0.75	(6)	4.57	(6)	45
Y	10.04	0.23	—	0.23	(0.21)	—	—	(0.21)	10.06	2.27	(5)	10,155	0.81	(6)	0.75	(6)	4.58	(6)	45
F	10.07	0.23	—	0.23	(0.21)	—	—	(0.21)	10.09	2.37	(5)	25,172	0.77	(6)	0.75	(6)	4.56	(6)	45

For the Year Ended October 31, 2017
A	$9.82	$0.40	$0.22	$0.62	$(0.38)	$—	$—	$(0.38)	$10.06	6.38%		$145,099	1.10%		1.05%		3.97%		77%
C	9.82	0.32	0.22	0.54	(0.30)	—	—	(0.30)	10.06	5.59		89,003	1.86		1.80		3.23		77
I	9.83	0.42	0.22	0.64	(0.40)	—	—	(0.40)	10.07	6.64		250,468	0.87		0.80		4.19		77
R3	9.81	0.37	0.22	0.59	(0.35)	—	—	(0.35)	10.05	6.07		339	1.53		1.35		3.69		77
R4	9.80	0.39	0.23	0.62	(0.38)	—	—	(0.38)	10.04	6.38		709	1.18		1.05		3.94		77
R5	9.80	0.42	0.22	0.64	(0.41)	—	—	(0.41)	10.03	6.59		1,851	0.87		0.75		4.17		77
Y	9.80	0.43	0.22	0.65	(0.41)	—	—	(0.41)	10.04	6.71		7,121	0.80		0.75		4.28		77
F(7)	10.03	0.29	0.01	0.30	(0.26)	—	—	(0.26)	10.07	2.98	(5)	17,138	0.77	(6)	0.75	(6)	4.27	(6)	77

For the Year Ended October 31, 2016
A	$9.59	$0.51	$0.20	$0.71	$(0.45)	$—	$(0.03)	$(0.48)	$9.82	7.81%		$123,600	1.15%		1.07	%(10)	5.43%		75%
C	9.60	0.44	0.19	0.63	(0.39)	—	(0.02)	(0.41)	9.82	6.90		83,318	1.91		1.82	(10)	4.70		75
I	9.60	0.53	0.21	0.74	(0.48)	—	(0.03)	(0.51)	9.83	8.07		151,912	0.91		0.82	(10)	5.65		75
R3	9.58	0.49	0.20	0.69	(0.43)	—	(0.03)	(0.46)	9.81	7.50		319	1.55		1.37	(10)	5.18		75
R4	9.58	0.51	0.20	0.71	(0.46)	—	(0.03)	(0.49)	9.80	7.77		507	1.23		1.07	(10)	5.40		75
R5	9.57	0.53	0.31	0.84	(0.58)	—	(0.03)	(0.61)	9.80	9.27		592	0.92		0.77	(10)	5.55		75
Y	9.57	0.54	0.20	0.74	(0.48)	—	(0.03)	(0.51)	9.80	8.14		4,932	0.81		0.77	(10)	5.75		75

The accompanying notes are an integral part of these financial statements.

258

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Floating Rate High Income Fund – (continued)
For the Year Ended October 31, 2015
A	$10.54	$0.51	$(0.81)	$(0.30)	$(0.41)	$(0.15)	$(0.09)	$(0.65)	$9.59	(3.00)%		$134,991	1.11%		1.05%		5.06%		55%
C	10.54	0.43	(0.79)	(0.36)	(0.35)	(0.15)	(0.08)	(0.58)	9.60	(3.63)		99,723	1.88		1.80		4.31		55
I	10.55	0.53	(0.80)	(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.60	(2.75)		148,276	0.86		0.80		5.30		55
R3	10.52	0.48	(0.80)	(0.32)	(0.39)	(0.15)	(0.08)	(0.62)	9.58	(3.21)		807	1.48		1.35		4.73		55
R4	10.52	0.51	(0.80)	(0.29)	(0.41)	(0.15)	(0.09)	(0.65)	9.58	(2.91)		2,889	1.18		1.05		5.06		55
R5	10.52	0.54	(0.81)	(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.57	(2.63)		2,823	0.88		0.75		5.35		55
Y	10.52	0.54	(0.81)	(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.57	(2.72)		4,989	0.77		0.75		5.33		55

For the Year Ended October 31, 2014
A	$10.70	$0.47	$(0.13)	$0.34	$(0.47)	$(0.03)	$—	$(0.50)	$10.54	3.23%		$191,162	1.10%		1.05%		4.35%		100%
C	10.70	0.39	(0.13)	0.26	(0.39)	(0.03)	—	(0.42)	10.54	2.47		118,465	1.87		1.80		3.61		100
I	10.71	0.50	(0.14)	0.36	(0.49)	(0.03)	—	(0.52)	10.55	3.49		207,458	0.84		0.80		4.62		100
R3	10.68	0.43	(0.13)	0.30	(0.43)	(0.03)	—	(0.46)	10.52	2.93		2,886	1.48		1.35		4.06		100
R4	10.68	0.47	(0.13)	0.34	(0.47)	(0.03)	—	(0.50)	10.52	3.24		3,015	1.18		1.05		4.35		100
R5	10.68	0.50	(0.13)	0.37	(0.50)	(0.03)	—	(0.53)	10.52	3.45		2,515	0.88		0.75		4.65		100
Y	10.68	0.50	(0.13)	0.37	(0.50)	(0.03)	—	(0.53)	10.52	3.55		13,269	0.78		0.75		4.66		100

For the Year Ended October 31, 2013
A	$10.60	$0.48	$0.22	$0.70	$(0.50)	$(0.10)	$—	$(0.60)	$10.70	6.78%		$163,631	1.13%		1.05%		4.53%		59%
C	10.60	0.40	0.22	0.62	(0.42)	(0.10)	—	(0.52)	10.70	5.98		89,287	1.88		1.80		3.78		59
I	10.60	0.50	0.23	0.73	(0.52)	(0.10)	—	(0.62)	10.71	7.15		119,549	0.84		0.80		4.73		59
R3	10.58	0.46	0.21	0.67	(0.47)	(0.10)	—	(0.57)	10.68	6.47		2,560	1.50		1.35		4.32		59
R4	10.58	0.49	0.21	0.70	(0.50)	(0.10)	—	(0.60)	10.68	6.79		2,642	1.19		1.05		4.62		59
R5	10.58	0.52	0.21	0.73	(0.53)	(0.10)	—	(0.63)	10.68	7.11		2,427	0.89		0.75		4.93		59
Y	10.58	0.52	0.21	0.73	(0.53)	(0.10)	—	(0.63)	10.68	7.11		10,907	0.80		0.75		4.92		59

The Hartford High Yield Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$7.49	$0.18	$(0.20)	$(0.02)	$(0.18)	$—	$—	$(0.18)	$7.29	(0.27	)%(5)	$214,387	1.18	%(6)	1.05	%(6)	4.91	%(6)	16%
C	7.47	0.15	(0.20)	(0.05)	(0.15)	—	—	(0.15)	7.27	(0.65	)(5)	51,605	1.88	(6)	1.80	(6)	4.16	(6)	16
I	7.54	0.19	(0.20)	(0.01)	(0.19)	—	—	(0.19)	7.34	(0.13	)(5)	22,224	0.86	(6)	0.80	(6)	5.15	(6)	16
R3	7.49	0.17	(0.20)	(0.03)	(0.17)	—	—	(0.17)	7.29	(0.42	)(5)	2,700	1.47	(6)	1.35	(6)	4.61	(6)	16
R4	7.51	0.18	(0.21)	(0.03)	(0.18)	—	—	(0.18)	7.30	(0.40	)(5)	1,212	1.17	(6)	1.05	(6)	4.91	(6)	16
R5	7.49	0.19	(0.20)	(0.01)	(0.19)	—	—	(0.19)	7.29	(0.13	)(5)	890	0.87	(6)	0.75	(6)	5.21	(6)	16
Y	7.48	0.19	(0.21)	(0.02)	(0.19)	—	—	(0.19)	7.27	(0.24	)(5)	780	0.81	(6)	0.70	(6)	5.26	(6)	16
F	7.53	0.19	(0.20)	(0.01)	(0.19)	—	—	(0.19)	7.33	(0.09	)(5)	51,863	0.75	(6)	0.70	(6)	5.25	(6)	16

For the Year Ended October 31, 2017
A	$7.28	$0.37	$0.21	$0.58	$(0.36)	$—	$(0.01)	$(0.37)	$7.49	8.16%		$224,824	1.17%		1.05%		5.04%		49%
C	7.25	0.32	0.22	0.54	(0.31)	—	(0.01)	(0.32)	7.47	7.52		57,139	1.85		1.80		4.29		49
I	7.31	0.39	0.23	0.62	(0.38)	—	(0.01)	(0.39)	7.54	8.70		28,998	0.95		0.80		5.28		49
R3	7.27	0.35	0.22	0.57	(0.34)	—	(0.01)	(0.35)	7.49	7.99		2,586	1.48		1.35		4.74		49
R4	7.28	0.37	0.23	0.60	(0.36)	—	(0.01)	(0.37)	7.51	8.45		1,463	1.18		1.05		5.03		49
R5	7.27	0.39	0.22	0.61	(0.38)	—	(0.01)	(0.39)	7.49	8.63		885	0.87		0.75		5.33		49
Y	7.26	0.40	0.22	0.62	(0.39)	—	(0.01)	(0.40)	7.48	8.69		7,330	0.75		0.70		5.40		49
F(7)	7.48	0.27	0.05	0.32	(0.26)	—	(0.01)	(0.27)	7.53	4.33	(5)	45,699	0.75	(6)	0.70	(6)	5.31	(6)	49

The accompanying notes are an integral part of these financial statements.

259

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital		Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford High Yield Fund – (continued)
For the Year Ended October 31, 2016
A	$7.14	$0.35	$0.14	$0.49	$(0.35)	$—	$—		$(0.35)	$7.28	7.10%	$247,549	1.23%	1.07	%(11)	4.93%	47%
B	7.10	0.29	0.13	0.42	(0.29)	—	—		(0.29)	7.23	6.17	1,509	2.12	1.82	(11)	4.19	47
C	7.12	0.29	0.13	0.42	(0.29)	—	—		(0.29)	7.25	6.16	61,297	1.88	1.82	(11)	4.18	47
I	7.18	0.36	0.14	0.50	(0.37)	—	—		(0.37)	7.31	7.20	37,099	0.88	0.82	(11)	5.14	47
R3	7.14	0.33	0.13	0.46	(0.33)	—	—		(0.33)	7.27	6.64	3,153	1.50	1.37	(11)	4.63	47
R4	7.15	0.35	0.12	0.47	(0.34)	—	—		(0.34)	7.28	6.92	1,681	1.20	1.07	(11)	5.01	47
R5	7.14	0.37	0.13	0.50	(0.37)	—	—		(0.37)	7.27	7.27	665	0.90	0.77	(11)	5.23	47
Y	7.13	0.37	0.13	0.50	(0.37)	—	—		(0.37)	7.26	7.32	7,957	0.77	0.72	(11)	5.28	47

For the Year Ended October 31, 2015
A	$7.68	$0.35	$(0.54)	$(0.19)	$(0.35)	$—	$—	(12)	$(0.35)	$7.14	(2.52)%	$245,946	1.16%	1.05%		4.64%	40%
B	7.64	0.30	(0.55)	(0.25)	(0.29)	—	—	(12)	(0.29)	7.10	(3.27)	3,274	2.06	1.80		3.99	40
C	7.65	0.30	(0.54)	(0.24)	(0.29)	—	—	(12)	(0.29)	7.12	(3.13)	67,854	1.84	1.80		4.00	40
I	7.72	0.37	(0.54)	(0.17)	(0.37)	—	—	(12)	(0.37)	7.18	(2.25)	30,492	0.84	0.80		4.99	40
R3	7.68	0.33	(0.54)	(0.21)	(0.33)	—	—	(12)	(0.33)	7.14	(2.81)	2,178	1.48	1.35		4.45	40
R4	7.68	0.35	(0.53)	(0.18)	(0.35)	—	—	(12)	(0.35)	7.15	(2.38)	1,377	1.17	1.05		4.75	40
R5	7.68	0.37	(0.54)	(0.17)	(0.37)	—	—	(12)	(0.37)	7.14	(2.22)	489	0.86	0.75		5.05	40
Y	7.67	0.38	(0.54)	(0.16)	(0.38)	—	—	(12)	(0.38)	7.13	(2.18)	7,728	0.74	0.70		5.10	40

For the Year Ended October 31, 2014
A	$7.66	$0.38	$0.02	$0.40	$(0.38)	$—	$—		$(0.38)	$7.68	5.35%	$262,960	1.14%	1.05%		4.90%	54%
B	7.62	0.32	0.02	0.34	(0.32)	—	—		(0.32)	7.64	4.60	5,683	2.02	1.80		4.17	54
C	7.63	0.32	0.02	0.34	(0.32)	—	—		(0.32)	7.65	4.60	95,449	1.83	1.80		4.15	54
I	7.70	0.40	0.03	0.43	(0.41)	—	—		(0.41)	7.72	5.60	46,691	0.81	0.78		5.17	54
R3	7.65	0.36	0.03	0.39	(0.36)	—	—		(0.36)	7.68	5.18	2,487	1.47	1.35		4.60	54
R4	7.66	0.38	0.03	0.41	(0.39)	—	—		(0.39)	7.68	5.35	1,367	1.16	1.05		4.91	54
R5	7.65	0.40	0.04	0.44	(0.41)	—	—		(0.41)	7.68	5.81	522	0.85	0.75		5.21	54
Y	7.65	0.41	0.01	0.42	(0.40)	—	—		(0.40)	7.67	5.73	8,415	0.73	0.70		5.25	54

For the Year Ended October 31, 2013
A	$7.53	$0.40	$0.14	$0.54	$(0.41)	$—	$—		$(0.41)	$7.66	7.33%	$295,950	1.15%	1.05%		5.29%	58%
B	7.50	0.34	0.13	0.47	(0.35)	—	—		(0.35)	7.62	6.43	8,242	1.99	1.80		4.54	58
C	7.51	0.34	0.13	0.47	(0.35)	—	—		(0.35)	7.63	6.42	105,204	1.81	1.80		4.54	58
I	7.57	0.42	0.14	0.56	(0.43)	—	—		(0.43)	7.70	7.56	65,060	0.81	0.79		5.54	58
R3	7.53	0.38	0.13	0.51	(0.39)	—	—		(0.39)	7.65	6.87	2,872	1.47	1.35		4.96	58
R4	7.54	0.40	0.13	0.53	(0.41)	—	—		(0.41)	7.66	7.18	1,323	1.14	1.05		5.30	58
R5	7.53	0.42	0.13	0.55	(0.43)	—	—		(0.43)	7.65	7.51	609	0.84	0.75		5.57	58
Y	7.53	0.43	0.13	0.56	(0.44)	—	—		(0.44)	7.65	7.57	8,599	0.72	0.70		5.65	58

The accompanying notes are an integral part of these financial statements.

260

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$10.95	$0.12	$(0.18)	$(0.06)	$(0.49)	$—	$—	$(0.49)	$10.40	(0.62	)%(5)	$184,869	0.99	%(6)	0.85	%(6)	2.37	%(6)	73%
C	10.47	0.08	(0.18)	(0.10)	(0.39)	—	—	(0.39)	9.98	(1.05	)(5)	95,892	1.70	(6)	1.60	(6)	1.61	(6)	73
I	11.15	0.14	(0.20)	(0.06)	(0.51)	—	—	(0.51)	10.58	(0.52	)(5)	52,542	0.68	(6)	0.60	(6)	2.57	(6)	73
R3	10.74	0.10	(0.18)	(0.08)	(0.45)	—	—	(0.45)	10.21	(0.89	)(5)	47,760	1.28	(6)	1.20	(6)	2.02	(6)	73
R4	10.94	0.12	(0.18)	(0.06)	(0.48)	—	—	(0.48)	10.40	(0.70	)(5)	11,401	0.98	(6)	0.90	(6)	2.34	(6)	73
R5	11.12	0.14	(0.19)	(0.05)	(0.52)	—	—	(0.52)	10.55	(0.52	)(5)	2,696	0.68	(6)	0.60	(6)	2.58	(6)	73
Y	11.18	0.14	(0.19)	(0.05)	(0.52)	—	—	(0.52)	10.61	(0.55	)(5)	30,643	0.62	(6)	0.55	(6)	2.67	(6)	73
F	11.16	0.14	(0.20)	(0.06)	(0.52)	—	—	(0.52)	10.58	(0.56	)(5)	124,984	0.56	(6)	0.55	(6)	2.68	(6)	73

For the Year Ended October 31, 2017
A	$11.05	$0.15	$(0.12)	$0.03	$(0.13)	$—	$—	$(0.13)	$10.95	0.27%		$203,962	0.95%		0.85%		1.39%		72%
C	10.56	0.07	(0.12)	(0.05)	(0.04)	—	—	(0.04)	10.47	(0.46)		110,182	1.67		1.60		0.65		72
I	11.25	0.18	(0.12)	0.06	(0.16)	—	—	(0.16)	11.15	0.53		57,101	0.74		0.60		1.66		72
R3	10.84	0.11	(0.12)	(0.01)	(0.90)	—	—	(0.09)	10.74	(0.07)		48,953	1.27		1.20		1.05		72
R4	11.04	0.15	(0.13)	0.02	(0.12)	—	—	(0.12)	10.94	0.22		11,278	0.97		0.90		1.33		72
R5	11.22	0.18	(0.12)	0.06	(0.16)	—	—	(0.16)	11.12	0.54		2,924	0.69		0.60		1.67		72
Y	11.28	0.19	(0.13)	0.06	(0.16)	—	—	(0.16)	11.18	0.59		31,947	0.57		0.55		1.75		72
F(7)	11.08	0.12	(0.04)	0.08	—	—	—	—	11.16	0.72	(5)	119,654	0.55	(6)	0.55	(6)	1.65	(6)	72

For the Year Ended October 31, 2016
A	$10.57	$0.09	$0.39	$0.48	$—	$—	$—	$—	$11.05	4.54%		$229,329	0.98%		0.87	%(13)	0.87%		70%
B	10.18	(0.01)	0.40	0.39	—	—	—	—	10.57	3.83		5,154	1.83		1.62	(13)	(0.07)		70
C	10.17	0.01	0.38	0.39	—	—	—	—	10.56	3.83		146,289	1.69		1.62	(13)	0.10		70
I	10.73	0.13	0.39	0.52	—	—	—	—	11.25	4.85		62,726	0.76		0.62	(13)	1.16		70
R3	10.40	0.06	0.38	0.44	—	—	—	—	10.84	4.23		56,150	1.28		1.22	(13)	0.53		70
R4	10.56	0.08	0.40	0.48	—	—	—	—	11.04	4.55		15,684	0.98		0.92	(13)	0.79		70
R5	10.71	0.11	0.40	0.51	—	—	—	—	11.22	4.76		2,392	0.70		0.62	(13)	1.03		70
Y	10.75	0.11	0.42	0.53	—	—	—	—	11.28	4.93		101,942	0.57		0.57	(13)	0.99		70

For the Year Ended October 31, 2015
A	$10.79	$(0.04)	$(0.17)	$(0.21)	$(0.01)	$—	$—	$(0.01)	$10.57	(1.99)%		$257,100	0.94%		0.85%		(0.34)%		155%
B	10.47	(0.13)	(0.16)	(0.29)	—	—	—	—	10.18	(2.75)		10,385	1.78		1.60		(1.22)		155
C	10.47	(0.12)	(0.18)	(0.30)	—	—	—	—	10.17	(2.84)		178,363	1.66		1.60		(1.13)		155
I	10.94	(0.02)	(0.18)	(0.20)	(0.01)	—	—	(0.01)	10.73	(1.85)		63,658	0.73		0.60		(0.18)		155
R3	10.66	(0.06)	(0.20)	(0.26)	—	—	—	—	10.40	(2.40)		61,292	1.25		1.20		(0.60)		155
R4	10.79	(0.03)	(0.19)	(0.22)	(0.01)	—	—	(0.01)	10.56	(2.08)		19,243	0.95		0.90		(0.30)		155
R5	10.91	(0.01)	(0.18)	(0.19)	(0.01)	—	—	(0.01)	10.71	(1.77)		3,757	0.66		0.60		(0.12)		155
Y	10.95	—	(0.19)	(0.19)	(0.01)	—	—	(0.01)	10.75	(1.76)		197,882	0.54		0.54		0.03		155

For the Year Ended October 31, 2014
A	$11.32	$0.05	$(0.10)	$(0.05)	$(0.07)	$(0.41)	$—	$(0.48)	$10.79	(0.43)%		$339,993	0.92%		0.85%		0.48%		108%
B	11.05	(0.04)	(0.09)	(0.13)	(0.04)	(0.41)	—	(0.45)	10.47	(1.16)		16,784	1.74		1.60		(0.35)		108
C	11.05	(0.04)	(0.09)	(0.13)	(0.04)	(0.41)	—	(0.45)	10.47	(1.16)		240,647	1.63		1.60		(0.33)		108
I	11.45	0.06	(0.08)	(0.02)	(0.08)	(0.41)	—	(0.49)	10.94	(0.16)		91,095	0.67		0.60		0.58		108
R3	11.21	0.02	(0.11)	(0.09)	(0.05)	(0.41)	—	(0.46)	10.66	(0.74)		69,577	1.23		1.20		0.19		108
R4	11.33	0.05	(0.12)	(0.07)	(0.06)	(0.41)	—	(0.47)	10.79	(0.54)		22,639	0.92		0.90		0.43		108
R5	11.42	0.09	(0.11)	(0.02)	(0.08)	(0.41)	—	(0.49)	10.91	(0.16)		5,119	0.64		0.60		0.79		108
Y	11.46	0.09	(0.11)	(0.02)	(0.08)	(0.41)	—	(0.49)	10.95	(0.13)		231,771	0.52		0.52		0.84		108

The accompanying notes are an integral part of these financial statements.

261

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Inflation Plus Fund – (continued)
For the Year Ended October 31, 2013
A	$12.65	$0.04	$(0.91)	$(0.87)	$(0.04)	$(0.42)	$—	$(0.46)	$11.32	(7.15)%		$507,889	0.88%		0.85%		0.34%		82%
B	12.44	(0.05)	(0.90)	(0.95)	(0.02)	(0.42)	—	(0.44)	11.05	(7.88)		28,633	1.69		1.60		(0.43)		82
C	12.43	(0.05)	(0.89)	(0.94)	(0.02)	(0.42)	—	(0.44)	11.05	(7.81)		375,906	1.60		1.60		(0.42)		82
I	12.76	0.06	(0.91)	(0.85)	(0.04)	(0.42)	—	(0.46)	11.45	(6.88)		124,329	0.65		0.60		0.51		82
R3	12.57	—	(0.91)	(0.91)	(0.03)	(0.42)	—	(0.45)	11.21	(7.49)		73,380	1.22		1.20		0.01		82
R4	12.66	0.04	(0.91)	(0.87)	(0.04)	(0.42)	—	(0.46)	11.33	(7.15)		29,584	0.91		0.90		0.30		82
R5	12.73	0.08	(0.93)	(0.85)	(0.04)	(0.42)	—	(0.46)	11.42	(6.90)		6,219	0.63		0.60		0.69		82
Y	12.76	0.07	(0.90)	(0.83)	(0.05)	(0.42)	—	(0.47)	11.46	(6.79)		287,361	0.51		0.51		0.60		82

Hartford Municipal Income Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$10.32	$0.12	$(0.19)	$(0.07)	$(0.12)	$—	$—	$(0.12)	$10.13	(0.68	)%(5)	$14,120	1.10	%(6)	0.65	%(6)	2.36	%(6)	6%
C	10.32	0.12	(0.19)	(0.07)	(0.12)	—	—	(0.12)	10.13	(0.69	)(5)	3,469	1.82	(6)	0.65	(6)	2.35	(6)	6
I	10.32	0.13	(0.19)	(0.06)	(0.13)	—	—	(0.13)	10.13	(0.56	)(5)	5,953	0.81	(6)	0.40	(6)	2.60	(6)	6
F	10.32	0.13	(0.19)	(0.06)	(0.13)	—	—	(0.13)	10.13	(0.56	)(5)	1,268	0.79	(6)	0.39	(6)	2.62	(6)	6

For the Year Ended October 31, 2017
A	$10.34	$0.22	$(0.02)	$0.20	$(0.22)	$—	$—	$(0.22)	$10.32	2.03%		$12,913	1.10%		0.69%		2.21%		10%
C	10.34	0.21	(0.02)	0.19	(0.21)	—	—	(0.21)	10.32	1.87		3,317	1.81		0.84		2.06		10
I	10.34	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	10.32	2.29		5,917	0.81		0.44		2.46		10
F(7)	10.04	0.17	0.28	0.45	(0.17)	—	—	(0.17)	10.32	4.52	(5)	1,127	0.80	(6)	0.39	(6)	2.48	(6)	10

For the Year Ended October 31, 2016
A	$10.09	$0.21	$0.25	$0.46	$(0.21)	$—	$—	$(0.21)	$10.34	4.62%		$9,933	1.70%		0.70	%(14)	2.06%		13%
C	10.09	0.14	0.25	0.39	(0.14)	—	—	(0.14)	10.34	3.86		3,034	2.39		1.45	(14)	1.33		13
I	10.09	0.24	0.25	0.49	(0.24)	—	—	(0.24)	10.34	4.89		6,140	1.39		0.45	(14)	2.33		13

For the Period Ended October 31, 2015
A(15)	$10.00	$0.08	$0.09	$0.17	$(0.08)	$—	$—	$(0.08)	$10.09	1.67	%(5)	$3,075	1.11	%(6)	0.69	%(6)	1.83	%(6)	21%
C(15)	10.00	0.04	0.09	0.13	(0.04)	—	—	(0.04)	10.09	1.35	(5)	2,533	1.83	(6)	1.44	(6)	1.07	(6)	21
I(15)	10.00	0.09	0.09	0.18	(0.09)	—	—	(0.09)	10.09	1.77	(5)	5,107	0.83	(6)	0.44	(6)	2.07	(6)	21

The Hartford Municipal Opportunities Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$8.60	$0.11	$(0.15)	$(0.04)	$(0.11)	$—	$—	$(0.11)	$8.45	(0.47	)%(5)	$234,863	0.71	%(6)	0.69	%(6)	2.60	%(6)	10%
C	8.60	0.08	(0.15)	(0.07)	(0.08)	—	—	(0.08)	8.45	(0.84	)(5)	90,574	1.45	(6)	1.44	(6)	1.85	(6)	10
I	8.61	0.12	(0.15)	(0.03)	(0.12)	—	—	(0.12)	8.46	(0.34	)(5)	305,556	0.44	(6)	0.44	(6)	2.85	(6)	10
F	8.61	0.12	(0.15)	(0.03)	(0.12)	—	—	(0.12)	8.46	(0.31	)(5)	34,280	0.38	(6)	0.38	(6)	2.91	(6)	10

For the Year Ended October 31, 2017
A	$8.69	$0.22	$(0.09)	$0.13	$(0.22)	$—	$—	$(0.22)	$8.60	1.50%		$251,143	0.68%		0.68%		2.53%		23%
C	8.69	0.15	(0.09)	0.06	(0.15)	—	—	(0.15)	8.60	0.73		100,507	1.44		1.44		1.77		23
I	8.71	0.24	(0.10)	0.14	(0.24)	—	—	(0.24)	8.61	1.63		302,855	0.44		0.44		2.77		23
F(7)	8.46	0.16	0.15	0.31	(0.16)	—	—	(0.16)	8.61	3.69	(5)	25,280	0.39	(6)	0.39	(6)	2.77	(6)	23

For the Year Ended October 31, 2016
A	$8.53	$0.21	$0.16	$0.37	$(0.21)	$—	$—	$(0.21)	$8.69	4.40%		$283,275	0.70%		0.70	%(16)	2.44%		22%
B	8.53	0.15	0.15	0.30	(0.15)	—	—	(0.15)	8.68	3.50		964	1.51		1.45	(16)	1.74		22
C	8.54	0.15	0.15	0.30	(0.15)	—	—	(0.15)	8.69	3.50		127,960	1.46		1.45	(16)	1.69		22
I	8.55	0.23	0.17	0.40	(0.24)	—	—	(0.24)	8.71	4.66		337,900	0.46		0.45	(16)	2.68		22

The accompanying notes are an integral part of these financial statements.

262

Hartford Fixed Income Funds

Financial Highlights — (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Municipal Opportunities Fund – (continued)
For the Year Ended October 31, 2015
A	$8.53	$0.24	$—	$0.24	$(0.24)	$—	$—	$(0.24)	$8.53	2.85%	$212,254	0.81%	0.75%	2.82%	21%
B	8.53	0.18	(0.01)	0.17	(0.17)	—	—	(0.17)	8.53	2.08	2,425	1.63	1.51	2.06	21
C	8.54	0.18	(0.01)	0.17	(0.17)	—	—	(0.17)	8.54	2.08	97,729	1.57	1.51	2.07	21
I	8.55	0.26	—	0.26	(0.26)	—	—	(0.26)	8.55	3.10	166,610	0.56	0.50	3.08	21

For the Year Ended October 31, 2014
A	$8.24	$0.25	$0.30	$0.55	$(0.26)	$—	$—	$(0.26)	$8.53	6.70%	$192,531	0.90%	0.85%	3.03%	29%
B	8.23	0.19	0.30	0.49	(0.19)	—	—	(0.19)	8.53	6.04	3,216	1.72	1.60	2.30	29
C	8.24	0.19	0.30	0.49	(0.19)	—	—	(0.19)	8.54	6.03	91,177	1.66	1.60	2.29	29
I	8.25	0.27	0.31	0.58	(0.28)	—	—	(0.28)	8.55	7.08	102,341	0.65	0.60	3.26	29

For the Year Ended October 31, 2013
A	$8.66	$0.29	$(0.42)	$(0.13)	$(0.29)	$—	$—	$(0.29)	$8.24	(1.58)%	$153,818	0.91%	0.91%	3.35%	37%
B	8.66	0.22	(0.43)	(0.21)	(0.22)	—	—	(0.22)	8.23	(2.44)	4,161	1.72	1.66	2.60	37
C	8.67	0.22	(0.43)	(0.21)	(0.22)	—	—	(0.22)	8.24	(2.44)	86,844	1.66	1.66	2.60	37
I	8.68	0.31	(0.43)	(0.12)	(0.31)	—	—	(0.31)	8.25	(1.45)	58,996	0.66	0.66	3.60	37

The Hartford Municipal Real Return Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$9.24	$0.13	$(0.12)	$0.01	$(0.13)	$—	$—	$(0.13)	$9.12	0.06	%(5)	$88,879	0.77	%(6)	0.69	%(6)	2.74	%(6)	6%
C	9.18	0.09	(0.11)	(0.02)	(0.09)	—	—	(0.09)	9.07	(0.21	)(5)	15,255	1.52	(6)	1.44	(6)	1.99	(6)	6
I	9.26	0.14	(0.11)	0.03	(0.14)	—	—	(0.14)	9.15	0.29	(5)	36,088	0.52	(6)	0.44	(6)	2.99	(6)	6
Y	9.21	0.14	(0.11)	0.03	(0.14)	—	—	(0.14)	9.10	0.29	(5)	15,510	0.51	(6)	0.44	(6)	2.99	(6)	6
F	9.25	0.14	(0.11)	0.03	(0.14)	—	—	(0.14)	9.14	0.32	(5)	5,846	0.45	(6)	0.39	(6)	3.05	(6)	6

For the Year Ended October 31, 2017
A	$9.31	$0.25	$(0.07)	$0.18	$(0.25)	$—	$—	$(0.25)	$9.24	2.00%	$96,338	0.74%	0.69%	2.74%	15%
C	9.26	0.18	(0.08)	0.10	(0.18)	—	—	(0.18)	9.18	1.13	17,946	1.50	1.44	2.00	15
I	9.34	0.27	(0.07)	0.20	(0.28)	—	—	(0.28)	9.26	2.15	44,276	0.49	0.44	2.98	15
Y	9.29	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	9.21	2.15	16,169	0.47	0.44	2.99	15
F(7)	9.21	0.19	0.04	(17)	0.23	(0.19)	—	—	(0.19)	9.25	2.49	(5)	6,153	0.45	(6)	0.39	(6)	3.02	(6)	15

For the Year Ended October 31, 2016
A	$9.16	$0.26	$0.15	$0.41	$(0.26)	$—	$—	$(0.26)	$9.31	4.52%	$104,013	0.77%	0.70	%(18)	2.79%	21%
B	9.07	0.19	0.16	0.35	(0.19)	—	—	(0.19)	9.23	3.88	320	1.60	1.45	(18)	2.08	21
C	9.10	0.19	0.16	0.35	(0.19)	—	—	(0.19)	9.26	3.88	25,611	1.51	1.45	(18)	2.05	21
I	9.18	0.28	0.16	0.44	(0.28)	—	—	(0.28)	9.34	4.89	24,545	0.53	0.45	(18)	3.02	21
Y	9.13	0.28	0.16	0.44	(0.28)	—	—	(0.28)	9.29	4.90	17,233	0.46	0.45	(18)	3.04	21

For the Year Ended October 31, 2015
A	$9.50	$0.26	$(0.33)	$(0.07)	$(0.27)	$—	$—	$(0.27)	$9.16	(0.77)%	$106,809	0.88%	0.74%	2.85%	26%
B	9.41	0.19	(0.33)	(0.14)	(0.20)	—	—	(0.20)	9.07	(1.54)	813	1.70	1.50	2.09	26
C	9.45	0.19	(0.34)	(0.15)	(0.20)	—	—	(0.20)	9.10	(1.63)	27,452	1.63	1.49	2.10	26
I	9.53	0.29	(0.35)	(0.06)	(0.29)	—	—	(0.29)	9.18	(0.62)	15,495	0.65	0.50	3.09	26
Y	9.48	0.29	(0.35)	(0.06)	(0.29)	—	—	(0.29)	9.13	(0.64)	18,220	0.58	0.49	3.10	26

The accompanying notes are an integral part of these financial statements.

263

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Municipal Real Return Fund – (continued)
For the Year Ended October 31, 2014
A	$9.27	$0.27	$0.23	$0.50	$(0.27)	$—	$—	$(0.27)	$9.50	5.46%		$115,957	0.90%		0.85%		2.89%		31%
B	9.19	0.20	0.22	0.42	(0.20)	—	—	(0.20)	9.41	4.62		1,497	1.73		1.60		2.15		31
C	9.22	0.20	0.23	0.43	(0.20)	—	—	(0.20)	9.45	4.71		32,022	1.64		1.60		2.14		31
I	9.29	0.29	0.25	0.54	(0.30)	—	—	(0.30)	9.53	5.82		16,682	0.66		0.60		3.12		31
Y	9.25	0.29	0.23	0.52	(0.29)	—	—	(0.29)	9.48	5.74		20,941	0.60		0.60		3.14		31

For the Year Ended October 31, 2013
A	$9.73	$0.24	$(0.46)	$(0.22)	$(0.24)	$—	$—	$(0.24)	$9.27	(2.30)%		$124,008	0.88%		0.85%		2.51%		20%
B	9.65	0.17	(0.46)	(0.29)	(0.17)	—	—	(0.17)	9.19	(3.05)		2,194	1.71		1.60		1.76		20
C	9.68	0.17	(0.46)	(0.29)	(0.17)	—	—	(0.17)	9.22	(3.05)		38,185	1.62		1.60		1.76		20
I	9.75	0.26	(0.46)	(0.20)	(0.26)	—	—	(0.26)	9.29	(2.05)		12,776	0.64		0.60		2.75		20
Y	9.70	0.26	(0.44)	(0.18)	(0.27)	—	—	(0.27)	9.25	(1.94)		22,365	0.58		0.58		2.78		20

Hartford Municipal Short Duration Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$10.04	$0.08	$(0.14)	$(0.06)	$(0.08)	$—	$—	$(0.08)	$9.90	(0.64	)%(5)	$8,174	1.21	%(6)	0.62	%(6)	1.54	%(6)	11%
C	10.04	0.07	(0.14)	(0.07)	(0.07)	—	—	(0.07)	9.90	(0.69	)(5)	3,513	1.94	(6)	0.72	(6)	1.43	(6)	11
I	10.05	0.09	(0.14)	(0.05)	(0.09)	—	—	(0.09)	9.91	(0.53	)(5)	6,775	0.92	(6)	0.41	(6)	1.75	(6)	11
F	10.05	0.09	(0.15)	(0.06)	(0.09)	—	—	(0.09)	9.90	(0.63	)(5)	513	0.91	(6)	0.39	(6)	1.76	(6)	11

For the Year Ended October 31, 2017
A	$10.08	$0.12	$(0.04)	$0.08	$(0.12)	$—	$—	$(0.12)	$10.04	0.81%		$8,363	1.15%		0.67%		1.21%		20%
C	10.08	0.09	(0.04)	0.05	(0.09)	—	—	(0.09)	10.04	0.54		3,614	1.88		0.95		0.92		20
I	10.08	0.14	(0.03)	0.11	(0.14)	—	—	(0.14)	10.05	1.15		7,246	0.87		0.44		1.44		20
F(7)	9.96	0.10	0.09	0.19	(0.10)	—	—	(0.10)	10.05	1.91	(5)	509	0.87	(6)	0.39	(6)	1.53	(6)	20

For the Year Ended October 31, 2016
A	$10.06	$0.10	$0.02	$0.12	$(0.10)	$—	$—	$(0.10)	$10.08	1.15%		$8,383	1.55%		0.70	%(19)	0.95%		12%
C	10.05	0.02	0.03	0.05	(0.02)	—	—	(0.02)	10.08	0.50		4,067	2.29		1.45	(19)	0.20		12
I	10.06	0.12	0.02	0.14	(0.12)	—	—	(0.12)	10.08	1.40		5,915	1.27		0.45	(19)	1.20		12

For the Period Ended October 31, 2015
A(15)	$10.00	$0.03	$0.06	$0.09	$(0.03)	$—	$—	$(0.03)	$10.06	0.91	%(5)	$3,993	1.12%		0.69	%(6)	0.75	%(6)	6%
C(15)	10.00	—	0.05	0.05	—	—	—	—	10.05	0.53	(5)	3,137	1.82	(6)	1.44	(6)	(0.02	)(6)	6
I(15)	10.00	0.04	0.06	0.10	(0.04)	—	—	(0.04)	10.06	1.01	(5)	5,106	0.78		0.44	(6)	0.97	(6)	6

The Hartford Quality Bond Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$9.95	$0.10	$(0.23)	$(0.13)	$(0.11)	$—	$—	$(0.11)	$9.71	(1.32	)%(5)	$12,841	0.92	%(6)	0.81	%(6)	2.00	%(6)	38%
C	9.87	0.06	(0.23)	(0.17)	(0.07)	—	—	(0.07)	9.63	(1.73	)(5)	2,532	1.74	(6)	1.60	(6)	1.20	(6)	38
I	9.95	0.11	(0.24)	(0.13)	(0.12)	—	—	(0.12)	9.70	(1.29	)(5)	2,636	0.66	(6)	0.56	(6)	2.21	(6)	38
R3	9.93	0.08	(0.23)	(0.15)	(0.09)	—	—	(0.09)	9.69	(1.48	)(5)	196	1.26	(6)	1.13	(6)	1.69	(6)	38
R4	9.96	0.11	(0.23)	(0.12)	(0.12)	—	—	(0.12)	9.72	(1.23	)(5)	11	0.99	(6)	0.63	(6)	2.24	(6)	38
R5	9.96	0.11	(0.23)	(0.12)	(0.12)	—	—	(0.12)	9.72	(1.20	)(5)	29	0.66	(6)	0.56	(6)	2.28	(6)	38
Y	10.04	0.12	(0.23)	(0.11)	(0.13)	—	—	(0.13)	9.80	(1.15	)(5)	15	0.61	(6)	0.51	(6)	2.36	(6)	38
F	9.96	0.12	(0.23)	(0.11)	(0.13)	—	—	(0.13)	9.72	(1.14	)(5)	116,784	0.54	(6)	0.44	(6)	2.38	(6)	38

The accompanying notes are an integral part of these financial statements.

264

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Quality Bond Fund – (continued)
For the Year Ended October 31, 2017
A	$10.34	$0.16	$(0.20)	$(0.04)	$(0.19)	$(0.16)	$—	$(0.35)	$9.95	(0.35)%		$13,410	1.01%		0.95%		1.59%		94%
C	10.26	0.08	(0.20)	(0.12)	(0.11)	(0.16)	—	(0.27)	9.87	(1.11)		2,558	1.77		1.70		0.82		94
I	10.35	0.18	(0.21)	(0.03)	(0.21)	(0.16)	—	(0.37)	9.95	(0.20)		3,852	0.76		0.70		1.77		94
R3	10.32	0.13	(0.20)	(0.07)	(0.16)	(0.16)	—	(0.32)	9.93	(0.66)		251	1.37		1.25		1.34		94
R4	10.35	0.16	(0.20)	(0.04)	(0.19)	(0.16)	—	(0.35)	9.96	(0.30)		11	1.12		0.91		1.59		94
R5	10.35	0.19	(0.20)	(0.01)	(0.22)	(0.16)	—	(0.38)	9.96	(0.05)		30	0.77		0.65		1.89		94
Y	10.36	0.18	(0.18)	—	(0.16)	(0.16)	—	(0.32)	10.04	0.01		15	0.65		0.60		1.80		94
F(7)	9.94	0.14	0.04	0.18	(0.16)	—	—	(0.16)	9.96	1.80	(5)	116,939	0.66	(6)	0.55	(6)	2.14	(6)	94

For the Year Ended October 31, 2016
A	$10.19	$0.12	$0.24	$0.36	$(0.14)	$(0.07)	$—	$(0.21)	$10.34	3.54%		$14,294	1.04%		0.96	%(20)	1.14%		84%
C	10.12	0.04	0.23	0.27	(0.06)	(0.07)	—	(0.13)	10.26	2.70		3,890	1.78		1.71	(20)	0.40		84
I	10.21	0.14	0.24	0.38	(0.17)	(0.07)	—	(0.24)	10.35	3.73		12,254	0.78		0.71	(20)	1.40		84
R3	10.17	0.06	0.31	0.37	(0.15)	(0.07)	—	(0.22)	10.32	3.66		198	1.38		1.26	(20)	0.57		84
R4	10.19	0.08	0.33	0.41	(0.18)	(0.07)	—	(0.25)	10.35	4.08		24	1.07		0.96	(20)	0.75		84
R5	10.21	0.11	0.33	0.44	(0.23)	(0.07)	—	(0.30)	10.35	4.37		45	0.77		0.66	(20)	1.05		84
Y	10.21	0.16	0.24	0.40	(0.18)	(0.07)	—	(0.25)	10.36	3.90		93,809	0.67		0.61	(20)	1.53		84

For the Year Ended October 31, 2015
A	$10.19	$0.04	$0.16	$0.20	$(0.05)	$(0.15)	$—	$(0.20)	$10.19	2.01%		$11,513	1.18%		0.90%		0.43%		20%
C	10.15	(0.03)	0.16	0.13	(0.01)	(0.15)	—	(0.16)	10.12	1.28		2,453	1.93		1.64		(0.31)		20
I	10.20	0.07	0.17	0.24	(0.08)	(0.15)	—	(0.23)	10.21	2.37		2,283	0.89		0.61		0.71		20
R3	10.17	0.01	0.16	0.17	(0.02)	(0.15)	—	(0.17)	10.17	1.69		2,082	1.58		1.25		0.07		20
R4	10.19	0.04	0.16	0.20	(0.05)	(0.15)	—	(0.20)	10.19	1.95		2,100	1.28		0.95		0.37		20
R5	10.20	0.07	0.16	0.23	(0.07)	(0.15)	—	(0.22)	10.21	2.32		2,119	0.98		0.65		0.67		20
Y	10.20	0.07	0.17	0.24	(0.08)	(0.15)	—	(0.23)	10.21	2.36		9,547	0.89		0.60		0.72		20

For the Year Ended October 31, 2014
A	$9.82	$0.05	$0.39	$0.44	$(0.07)	$—	$—	$(0.07)	$10.19	4.48%		$8,568	1.26%		0.86%		0.52%		27%
C	9.79	(0.02)	0.39	0.37	(0.01)	—	—	(0.01)	10.15	3.75		1,882	2.01		1.61		(0.22)		27
I	9.82	0.08	0.39	0.47	(0.09)	—	—	(0.09)	10.20	4.83		2,119	0.98		0.58		0.81		27
R3	9.80	0.02	0.39	0.41	(0.04)	—	—	(0.04)	10.17	4.17		2,048	1.68		1.23		0.17		27
R4	9.81	0.05	0.39	0.44	(0.06)	—	—	(0.06)	10.19	4.53		2,060	1.38		0.93		0.47		27
R5	9.82	0.08	0.39	0.47	(0.09)	(0.00)	—	(0.09)	10.20	4.79		2,072	1.08		0.63		0.77		27
Y	9.82	0.08	0.39	0.47	(0.09)	(0.00)	—	(0.09)	10.20	4.84		9,333	0.98		0.58		0.82		27

For the Year Ended October 31, 2013(21)
A(21)	$10.00	$0.05	$(0.18)	$(0.13)	$(0.05)	$—	$—	$(0.05)	$9.82	(1.29	)%(5)	$6,849	1.28	%(6)	0.81	%(6)	0.52	%(6)	83	%(5)
C(21)	10.00	(0.02)	(0.18)	(0.20)	(0.01)	—	—	(0.01)	9.79	(1.99	)(5)	2,239	2.03	(6)	1.56	(6)	(0.23	)(6)	83	(5)
I(21)	10.00	0.07	(0.18)	(0.11)	(0.07)	—	—	(0.07)	9.82	(1.14	)(5)	2,036	1.03	(6)	0.55	(6)	0.76	(6)	83	(5)
R3(21)	10.00	0.01	(0.18)	(0.17)	(0.03)	—	—	(0.03)	9.80	(1.69	)(5)	1,966	1.72	(6)	1.20	(6)	0.12	(6)	83	(5)
R4(21)	10.00	0.04	(0.18)	(0.14)	(0.05)	—	—	(0.05)	9.81	(1.43	)(5)	1,972	1.42	(6)	0.90	(6)	0.41	(6)	83	(5)
R5(21)	10.00	0.07	(0.19)	(0.12)	(0.06)	(0.00)	—	(0.06)	9.82	(1.16	)(5)	1,977	1.12	(6)	0.60	(6)	0.71	(6)	83	(5)
Y(21)	10.00	0.07	(0.18)	(0.11)	(0.07)	(0.00)	—	(0.07)	9.82	(1.13	)(5)	8,902	1.02	(6)	0.55	(6)	0.76	(6)	83	(5)

The accompanying notes are an integral part of these financial statements.

265

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Short Duration Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$9.87	$0.11	$(0.13)	$(0.02)	$(0.11)	$—	$—	$(0.11)	$9.74	(0.18	)%(5)	$492,909	0.90	%(6)	0.85	%(6)	2.27	%(6)	17%
C	9.87	0.07	(0.13)	(0.06)	(0.08)	—	—	(0.08)	9.73	(0.66	)(5)	92,659	1.61	(6)	1.60	(6)	1.52	(6)	17
I	9.89	0.12	(0.13)	(0.01)	(0.13)	—	—	(0.13)	9.75	(0.14	)(5)	174,921	0.56	(6)	0.56	(6)	2.56	(6)	17
R3	9.84	0.10	(0.13)	(0.03)	(0.10)	—	—	(0.10)	9.71	(0.26	)(5)	949	1.21	(6)	1.00	(6)	2.13	(6)	17
R4	9.85	0.11	(0.13)	(0.02)	(0.11)	—	—	(0.11)	9.72	(0.19	)(5)	629	0.91	(6)	0.85	(6)	2.28	(6)	17
R5	9.86	0.13	(0.13)	—	(0.13)	—	—	(0.13)	9.73	(0.04	)(5)	1,532	0.61	(6)	0.55	(6)	2.59	(6)	17
Y	9.84	0.13	(0.13)	—	(0.13)	—	—	(0.13)	9.71	(0.02	)(5)	9,757	0.52	(6)	0.52	(6)	2.62	(6)	17
F	9.89	0.13	(0.13)	—	(0.13)	—	—	(0.13)	9.76	—	(5)	119,794	0.49	(6)	0.49	(6)	2.64	(6)	17

For the Year Ended October 31, 2017
A	$9.88	$0.20	$(0.01)	$0.19	$(0.20)	$—	$—	$(0.20)	$9.87	1.94%		$523,916	0.86%		0.84%		2.02%		42%
C	9.88	0.13	(0.01)	0.12	(0.13)	—	—	(0.13)	9.87	1.20		103,013	1.58		1.57		1.29		42
I	9.90	0.23	(0.01)	0.22	(0.23)	—	—	(0.23)	9.89	2.21		185,948	0.58		0.58		2.29		42
R3	9.86	0.17	(0.02)	0.15	(0.17)	—	—	(0.17)	9.84	1.58		1,175	1.22		1.09		1.77		42
R4	9.87	0.20	(0.02)	0.18	(0.20)	—	—	(0.20)	9.85	1.83		626	0.92		0.85		2.01		42
R5	9.86	0.23	—	0.23	(0.23)	—	—	(0.23)	9.86	2.33		807	0.60		0.55		2.33		42
Y	9.86	0.23	(0.02)	0.21	(0.23)	—	—	(0.23)	9.84	2.17		5,549	0.50		0.50		2.32		42
F(7)	9.88	0.16	0.01	0.17	(0.16)	—	—	(0.16)	9.89	1.73	(5)	103,896	0.49	(6)	0.49	(6)	2.45	(6)	42

For the Year Ended October 31, 2016
A	$9.80	$0.17	$0.08	$0.25	$(0.17)	$—	$—	$(0.17)	$9.88	2.56%		$530,178	0.90%		0.86	%(22)	1.69%		41%
B	9.85	0.16	0.10	0.26	(0.17)	—	—	(0.17)	9.94	2.66		2,393	1.04		0.86	(22)	1.67		41
C	9.80	0.09	0.09	0.18	(0.10)	—	—	(0.10)	9.88	1.80		125,548	1.61		1.61	(22)	0.94		41
I	9.82	0.19	0.09	0.28	(0.20)	—	—	(0.20)	9.90	2.86		189,645	0.57		0.57	(22)	1.98		41
R3	9.78	0.14	0.08	0.22	(0.14)	—	—	(0.14)	9.86	2.26		1,167	1.24		1.16	(22)	1.38		41
R4	9.79	0.17	0.08	0.25	(0.17)	—	—	(0.17)	9.87	2.56		661	0.94		0.86	(22)	1.68		41
R5	9.78	0.20	0.08	0.28	(0.20)	—	—	(0.20)	9.86	2.87		209	0.63		0.56	(22)	2.02		41
Y	9.78	0.20	0.08	0.28	(0.20)	—	—	(0.20)	9.86	2.92		45,768	0.51		0.51	(22)	2.05		41

For the Year Ended October 31, 2015
A	$9.91	$0.15	$(0.07)	$0.08	$(0.16)	$(0.03)	$—	$(0.19)	$9.80	0.80%		$469,337	0.90%		0.85%		1.51%		31%
B	9.96	0.16	(0.08)	0.08	(0.16)	(0.03)	—	(0.19)	9.85	0.80		4,450	1.03		0.85		1.56		31
C	9.91	0.08	(0.07)	0.01	(0.09)	(0.03)	—	(0.12)	9.80	0.05		120,116	1.60		1.60		0.81		31
I	9.93	0.19	(0.08)	0.11	(0.19)	(0.03)	—	(0.22)	9.82	1.11		126,578	0.54		0.54		1.87		31
R3	9.88	0.12	(0.06)	0.06	(0.13)	(0.03)	—	(0.16)	9.78	0.60		1,084	1.23		1.15		1.26		31
R4	9.89	0.15	(0.06)	0.09	(0.16)	(0.03)	—	(0.19)	9.79	0.90		677	0.92		0.85		1.56		31
R5	9.89	0.18	(0.07)	0.11	(0.19)	(0.03)	—	(0.22)	9.78	1.10		111	0.62		0.55		1.86		31
Y	9.88	0.19	(0.06)	0.13	(0.20)	(0.03)	—	(0.23)	9.78	1.25		8,412	0.51		0.51		1.91		31

For the Year Ended October 31, 2014
A	$9.98	$0.15	$(0.03)	$0.12	$(0.15)	$(0.04)	$—	$(0.19)	$9.91	1.23%		$469,415	0.91%		0.85%		1.50%		50%
B	10.02	0.15	(0.02)	0.13	(0.15)	(0.04)	—	(0.19)	9.96	1.33		6,510	1.01		0.85		1.51		50
C	9.98	0.08	(0.03)	0.05	(0.08)	(0.04)	—	(0.12)	9.91	0.48		128,158	1.60		1.60		0.76		50
I	10.00	0.18	(0.03)	0.15	(0.18)	(0.04)	—	(0.22)	9.93	1.52		208,183	0.55		0.55		1.79		50
R3	9.96	0.12	(0.04)	0.08	(0.12)	(0.04)	—	(0.16)	9.88	0.84		879	1.23		1.15		1.20		50
R4	9.97	0.15	(0.04)	0.11	(0.15)	(0.04)	—	(0.19)	9.89	1.14		997	0.92		0.85		1.50		50
R5	9.96	0.18	(0.03)	0.15	(0.18)	(0.04)	—	(0.22)	9.89	1.54		109	0.61		0.55		1.80		50
Y	9.96	0.18	(0.03)	0.15	(0.19)	(0.04)	—	(0.23)	9.88	1.49		5,134	0.50		0.50		1.83		50

The accompanying notes are an integral part of these financial statements.

266

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2013
A	$10.05	$0.17	$(0.05)	$0.12	$(0.17)	$(0.02)	$—	$(0.19)	$9.98	1.20%		$451,357	0.88%		0.85%		1.66%		51%
B	10.05	0.17	(0.01)	0.16	(0.17)	(0.02)	—	(0.19)	10.02	1.60		9,589	0.99		0.85		1.67		51
C	10.05	0.09	(0.05)	0.04	(0.09)	(0.02)	—	(0.11)	9.98	0.44		133,623	1.60		1.60		0.93		51
I	10.07	0.20	(0.05)	0.15	(0.20)	(0.02)	—	(0.22)	10.00	1.48		105,812	0.57		0.57		1.96		51
R3	10.03	0.13	(0.04)	0.09	(0.14)	(0.02)	—	(0.16)	9.96	0.90		527	1.23		1.15		1.35		51
R4	10.04	0.17	(0.05)	0.12	(0.17)	(0.02)	—	(0.19)	9.97	1.20		928	0.92		0.85		1.69		51
R5	10.03	0.20	(0.05)	0.15	(0.20)	(0.02)	—	(0.22)	9.96	1.51		112	0.61		0.55		1.98		51
Y	10.03	0.20	(0.05)	0.15	(0.20)	(0.02)	—	(0.22)	9.96	1.55		3,002	0.51		0.51		2.03		51

The Hartford Strategic Income Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$9.00	$0.17	$(0.15)	$0.02	$(0.37)	$—	$—	$(0.37)	$8.65	0.22	%(5)	$157,139	1.05	%(6)	0.95	%(6)	3.80	%(6)	36%
C	9.03	0.13	(0.15)	(0.02)	(0.33)	—	—	(0.33)	8.68	(0.19	)(5)	68,707	1.77	(6)	1.70	(6)	3.05	(6)	36
I	9.03	0.18	(0.15)	0.03	(0.38)	—	—	(0.38)	8.68	0.34	(5)	80,546	0.75	(6)	0.70	(6)	4.05	(6)	36
R3	8.98	0.15	(0.14)	0.01	(0.36)	—	—	(0.36)	8.63	0.05	(5)	305	1.37	(6)	1.25	(6)	3.50	(6)	36
R4	8.99	0.17	(0.15)	0.02	(0.37)	—	—	(0.37)	8.64	0.20	(5)	512	1.07	(6)	0.95	(6)	3.79	(6)	36
R5	8.99	0.18	(0.15)	0.03	(0.38)	—	—	(0.38)	8.64	0.37	(5)	1,318	0.76	(6)	0.65	(6)	4.10	(6)	36
R6	8.99	0.18	(0.14)	0.04	(0.39)	—	—	(0.39)	8.64	0.40	(5)	12	0.65	(6)	0.60	(6)	4.13	(6)	36
Y	8.99	0.18	(0.14)	0.04	(0.39)	—	—	(0.39)	8.64	0.43	(5)	2,007	0.70	(6)	0.60	(6)	4.17	(6)	36
F	9.02	0.18	(0.14)	0.04	(0.39)	—	—	(0.39)	8.67	0.39	(5)	156,539	0.65	(6)	0.60	(6)	4.15	(6)	36

For the Year Ended October 31, 2017
A	$8.76	$0.36	$0.26	$0.62	$(0.38)	$—	$—	$(0.38)	$9.00	7.26%		$161,969	1.03%		0.95%		4.02%		82%
C	8.79	0.29	0.26	0.55	(0.31)	—	—	(0.31)	9.03	6.38		74,017	1.74		1.70		3.29		82
I	8.79	0.37	0.27	0.64	(0.40)	—	—	(0.40)	9.03	7.51		83,345	0.76		0.70		4.11		82
R3	8.75	0.33	0.25	0.58	(0.35)	—	—	(0.35)	8.98	6.83		329	1.45		1.25		3.70		82
R4	8.76	0.35	0.26	0.61	(0.38)	—	—	(0.38)	8.99	7.13		748	1.08		0.95		4.00		82
R5	8.76	0.38	0.26	0.64	(0.41)	—	—	(0.41)	8.99	7.48		1,467	0.75		0.65		4.25		82
R6	8.75	0.39	0.26	0.65	(0.41)	—	—	(0.41)	8.99	7.66		11	0.70		0.60		4.41		82
Y	8.75	0.42	0.23	0.65	(0.41)	—	—	(0.41)	8.99	7.67		657	0.64		0.60		4.79		82
F(7)	8.79	0.25	0.20	0.45	(0.22)	—	—	(0.22)	9.02	5.21	(5)	180,163	0.64	(6)	0.60	(6)	4.08	(6)	82

For the Year Ended October 31, 2016
A	$8.53	$0.39	$0.19	$0.58	$(0.35)	$—	$—	$(0.35)	$8.76	7.02%		$120,051	1.05%		0.96	%(23)	4.54%		55%
B	8.53	0.37	0.21	0.58	(0.33)	—	—	(0.33)	8.78	6.98		2,205	1.27		1.11	(23)	4.37		55
C	8.55	0.32	0.20	0.52	(0.28)	—	—	(0.28)	8.79	6.27		74,607	1.75		1.71	(23)	3.78		55
I	8.55	0.41	0.21	0.62	(0.38)	—	—	(0.38)	8.79	7.29		31,317	0.75		0.71	(23)	4.79		55
R3	8.51	0.36	0.20	0.56	(0.32)	—	—	(0.32)	8.75	6.81		267	1.42		1.26	(23)	4.23		55
R4	8.52	0.39	0.20	0.59	(0.35)	—	—	(0.35)	8.76	7.15		224	1.08		0.96	(23)	4.55		55
R5	8.52	0.42	0.20	0.62	(0.38)	—	—	(0.38)	8.76	7.49		413	0.76		0.66	(23)	4.87		55
R6	8.52	0.42	0.19	0.61	(0.38)	—	—	(0.38)	8.75	7.43		11	0.65		0.61	(23)	4.88		55
Y	8.52	0.42	0.19	0.61	(0.38)	—	—	(0.38)	8.75	7.43		164,098	0.65		0.61	(23)	4.89		55

The accompanying notes are an integral part of these financial statements.

267

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2015
A	$9.30	$0.37	$(0.57)	$(0.20)	$(0.37)	$(0.20)	$—	$(0.57)	$8.53	(2.23)%		$123,510	1.03%		0.95%		4.23%		66%
B	9.30	0.32	(0.59)	(0.27)	(0.30)	(0.20)	—	(0.50)	8.53	(3.00)		4,019	1.85		1.70		3.60		66
C	9.32	0.32	(0.59)	(0.27)	(0.30)	(0.20)	—	(0.50)	8.55	(2.97)		86,887	1.74		1.70		3.61		66
I	9.33	0.41	(0.60)	(0.19)	(0.39)	(0.20)	—	(0.59)	8.55	(1.97)		29,189	0.73		0.70		4.61		66
R3	9.29	0.35	(0.59)	(0.24)	(0.34)	(0.20)	—	(0.54)	8.51	(2.64)		314	1.41		1.25		4.04		66
R4	9.30	0.38	(0.59)	(0.21)	(0.37)	(0.20)	—	(0.57)	8.52	(2.34)		175	1.08		0.95		4.37		66
R5	9.30	0.41	(0.60)	(0.19)	(0.39)	(0.20)	—	(0.59)	8.52	(2.05)		306	0.75		0.65		4.70		66
R6(24)	9.27	0.41	(0.56)	(0.15)	(0.40)	(0.20)	—	(0.60)	8.52	(1.66	)(5)	10	0.69	(6)	0.59	(6)	4.78	(6)	66
Y	9.30	0.41	(0.59)	(0.18)	(0.40)	(0.20)	—	(0.60)	8.52	(1.99)		111,277	0.64		0.60		4.70		66

For the Year Ended October 31, 2014
A	$9.21	$0.36	$0.10	$0.46	$(0.37)	$—	$—	$(0.37)	$9.30	5.06%		$144,172	1.01%		0.95%		3.82%		71%
B	9.21	0.29	0.10	0.39	(0.30)	—	—	(0.30)	9.30	4.25		6,367	1.82		1.70		3.10		71
C	9.23	0.29	0.10	0.39	(0.30)	—	—	(0.30)	9.32	4.26		109,960	1.72		1.69		3.08		71
I	9.24	0.38	0.10	0.48	(0.39)	—	—	(0.39)	9.33	5.32		48,809	0.71		0.68		4.09		71
R3	9.21	0.33	0.09	0.42	(0.34)	—	—	(0.34)	9.29	4.64		213	1.40		1.25		3.54		71
R4	9.21	0.36	0.10	0.46	(0.37)	—	—	(0.37)	9.30	5.06		131	1.05		0.95		3.83		71
R5	9.21	0.38	0.11	0.49	(0.40)	—	—	(0.40)	9.30	5.38		120	0.73		0.65		4.10		71
Y	9.20	0.39	0.11	0.50	(0.40)	—	—	(0.40)	9.30	5.55		113,356	0.63		0.60		4.25		71

For the Year Ended October 31, 2013
A	$9.70	$0.36	$(0.21)	$0.15	$(0.36)	$(0.28)	$—	$(0.64)	$9.21	1.67%		$160,916	0.99%		0.95%		3.93%		55%
B	9.70	0.29	(0.21)	0.08	(0.29)	(0.28)	—	(0.57)	9.21	0.91		9,233	1.79		1.70		3.09		55
C	9.72	0.29	(0.21)	0.08	(0.29)	(0.28)	—	(0.57)	9.23	0.90		129,507	1.69		1.68		3.07		55
I	9.73	0.37	(0.19)	0.18	(0.39)	(0.28)	—	(0.67)	9.24	1.93		50,963	0.70		0.69		4.00		55
R3	9.70	0.35	(0.22)	0.13	(0.34)	(0.28)	—	(0.62)	9.21	1.40		242	1.39		1.25		3.74		55
R4	9.70	0.36	(0.21)	0.15	(0.36)	(0.28)	—	(0.64)	9.21	1.68		143	1.03		0.95		3.91		55
R5	9.70	0.39	(0.21)	0.18	(0.39)	(0.28)	—	(0.67)	9.21	1.98		114	0.71		0.65		4.20		55
Y	9.69	0.40	(0.21)	0.19	(0.40)	(0.28)	—	(0.68)	9.20	2.04		214,550	0.61		0.60		4.30		55

The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$10.44	$0.13	$(0.29)	$(0.16)	$(0.18)	$—	$—	$(0.18)	$10.10	(1.59	)%(5)	$773,356	0.83	%(6)	0.83	%(6)	2.61	%(6)	37%
C	10.46	0.09	(0.30)	(0.21)	(0.09)	—	—	(0.09)	10.16	(1.98	)(5)	53,566	1.64	(6)	1.63	(6)	1.80	(6)	37
I	10.45	0.15	(0.29)	(0.14)	(0.17)	—	—	(0.17)	10.14	(1.38	)(5)	42,664	0.53	(6)	0.53	(6)	2.91	(6)	37
R3	10.64	0.12	(0.31)	(0.19)	(0.12)	—	—	(0.12)	10.33	(1.79	)(5)	5,449	1.16	(6)	1.15	(6)	2.28	(6)	37
R4	10.62	0.13	(0.30)	(0.17)	(0.17)	—	—	(0.17)	10.28	(1.59	)(5)	12,221	0.85	(6)	0.85	(6)	2.57	(6)	37
R5	10.62	0.15	(0.30)	(0.15)	(0.22)	—	—	(0.22)	10.25	(1.44	)(5)	1,497	0.56	(6)	0.56	(6)	2.88	(6)	37
R6	10.61	0.15	(0.29)	(0.14)	(0.24)	—	—	(0.24)	10.23	(1.37	)(5)	1,348	0.44	(6)	0.44	(6)	3.00	(6)	37
Y	10.61	0.15	(0.30)	(0.15)	(0.23)	—	—	(0.23)	10.23	(1.43	)(5)	448,826	0.48	(6)	0.48	(6)	2.95	(6)	37
F	10.46	0.15	(0.30)	(0.15)	(0.23)	—	—	(0.23)	10.08	(1.41	)(5)	977,479	0.44	(6)	0.44	(6)	3.00	(6)	37

The accompanying notes are an integral part of these financial statements.

268

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2017
A	$10.48	$0.26	$(0.04)	$0.22	$(0.26)	$—	$—	$(0.26)	$10.44	2.19%	$772,486	0.84%	0.84%		2.55%	56%
C	10.50	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	10.46	1.43	59,204	1.58	1.58		1.82	56
I	10.49	0.29	(0.04)	0.25	(0.29)	—	—	(0.29)	10.45	2.41	35,182	0.77	0.62		2.78	56
R3	10.68	0.23	(0.04)	0.19	(0.23)	—	—	(0.23)	10.64	1.86	5,851	1.17	1.17		2.22	56
R4	10.66	0.27	(0.04)	0.23	(0.27)	—	—	(0.27)	10.62	2.18	14,290	0.85	0.85		2.54	56
R5	10.65	0.30	(0.03)	0.27	(0.30)	—	—	(0.30)	10.62	2.48	1,548	0.55	0.55		2.84	56
R6	10.64	0.30	(0.02)	0.28	(0.31)	—	—	(0.31)	10.61	2.69	1,092	0.45	0.44		2.87	56
Y	10.65	0.31	(0.04)	0.27	(0.31)	—	—	(0.31)	10.61	2.57	438,589	0.46	0.46		2.96	56
F(7)	10.32	0.20	0.14	0.34	(0.20)	—	—	(0.20)	10.46	3.36 (5)	937,170	0.44 (6)	0.44	(6)	2.88 (6)	56

For the Year Ended October 31, 2016
A	$10.28	$0.28	$0.22	$0.50	$(0.25)	$(0.02)	$(0.03)	$(0.30)	$10.48	4.77%	$782,964	0.87%	0.87	%(25)	2.68%	41%
B	10.20	0.20	0.21	0.41	(0.18)	(0.02)	(0.02)	(0.22)	10.39	4.09	4,406	1.89	1.63	(25)	1.92	41
C	10.30	0.20	0.22	0.42	(0.18)	(0.02)	(0.02)	(0.22)	10.50	4.10	73,841	1.60	1.60	(25)	1.95	41
I	10.30	0.30	0.22	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.49	5.08	115,889	0.61	0.61	(25)	2.86	41
R3	10.48	0.25	0.22	0.47	(0.23)	(0.02)	(0.02)	(0.27)	10.68	4.51	5,943	1.18	1.18	(25)	2.37	41
R4	10.46	0.28	0.22	0.50	(0.25)	(0.02)	(0.03)	(0.30)	10.66	4.85	15,348	0.86	0.86	(25)	2.69	41
R5	10.46	0.32	0.20	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.65	5.16	1,473	0.56	0.56	(25)	3.00	41
R6	10.45	0.32	0.21	0.53	(0.29)	(0.02)	(0.03)	(0.34)	10.64	5.15	11	0.45	0.45	(25)	3.07	41
Y	10.45	0.33	0.21	0.54	(0.29)	(0.02)	(0.03)	(0.34)	10.65	5.27	1,031,478	0.45	0.45	(25)	3.10	41

For the Year Ended October 31, 2015
A	$10.71	$0.23	$(0.21)	$0.02	$(0.22)	$(0.23)	$—	$(0.45)	$10.28	0.35%	$672,638	0.87%	0.87%		2.20%	57%
B	10.63	0.15	(0.20)	(0.05)	(0.15)	(0.23)	—	(0.38)	10.20	(0.50)	10,528	1.86	1.62		1.43	57
C	10.72	0.16	(0.20)	(0.04)	(0.15)	(0.23)	—	(0.38)	10.30	(0.38)	67,147	1.59	1.59		1.50	57
I	10.72	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.30	0.67	23,201	0.56	0.56		2.60	57
R3	10.90	0.21	(0.21)	—	(0.19)	(0.23)	—	(0.42)	10.48	0.07	6,198	1.16	1.16		1.93	57
R4	10.88	0.24	(0.20)	0.04	(0.23)	(0.23)	—	(0.46)	10.46	0.39	15,610	0.84	0.84		2.25	57
R5	10.88	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.46	0.68	1,423	0.55	0.55		2.57	57
R6(24)	10.87	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.45	0.65 (5)	10	0.50 (6)	0.50	(6)	2.61 (6)	57
Y	10.87	0.28	(0.20)	0.08	(0.27)	(0.23)	—	(0.50)	10.45	0.79	1,103,177	0.44	0.44		2.67	57

For the Year Ended October 31, 2014
A	$10.48	$0.24	$0.22	$0.46	$(0.23)	$—	$—	$(0.23)	$10.71	4.46%	$602,306	1.00%	0.91%		2.26%	84%
B	10.40	0.16	0.22	0.38	(0.15)	—	—	(0.15)	10.63	3.72	19,329	1.93	1.65		1.52	84
C	10.49	0.16	0.22	0.38	(0.15)	—	—	(0.15)	10.72	3.68	70,539	1.72	1.65		1.51	84
I	10.49	0.27	0.22	0.49	(0.26)	—	—	(0.26)	10.72	4.75	11,737	0.67	0.62		2.51	84
R3	10.66	0.21	0.23	0.44	(0.20)	—	—	(0.20)	10.90	4.16	6,868	1.28	1.21		1.96	84
R4	10.64	0.24	0.23	0.47	(0.23)	—	—	(0.23)	10.88	4.48	16,342	0.96	0.90		2.26	84
R5	10.64	0.27	0.24	0.51	(0.27)	—	—	(0.27)	10.88	4.79	978	0.67	0.60		2.55	84
Y	10.63	0.29	0.22	0.51	(0.27)	—	—	(0.27)	10.87	4.89	1,003,275	0.56	0.51		2.66	84

The accompanying notes are an integral part of these financial statements.

269

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments		Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2013
A	$11.16	$0.23	$(0.32)		$(0.09)	$(0.26)	$(0.33)	$—	$(0.59)	$10.48	(0.83)%		$586,762	0.99%		0.95%		2.15%		106%
B	11.08	0.15	(0.32)		(0.17)	(0.18)	(0.33)	—	(0.51)	10.40	(1.58)		31,258	1.88		1.70		1.39		106
C	11.18	0.15	(0.33)		(0.18)	(0.18)	(0.33)	—	(0.51)	10.49	(1.66)		78,034	1.70		1.70		1.40		106
I	11.17	0.26	(0.32)		(0.06)	(0.29)	(0.33)	—	(0.62)	10.49	(0.55)		6,771	0.68		0.68		2.42		106
R3	11.35	0.20	(0.33)		(0.13)	(0.23)	(0.33)	—	(0.56)	10.66	(1.21)		7,655	1.28		1.25		1.85		106
R4	11.33	0.23	(0.33)		(0.10)	(0.26)	(0.33)	—	(0.59)	10.64	(0.92)		15,725	0.96		0.95		2.15		106
R5	11.33	0.26	(0.33)		(0.07)	(0.29)	(0.33)	—	(0.62)	10.64	(0.61)		664	0.67		0.65		2.44		106
Y	11.32	0.28	(0.34)		(0.06)	(0.30)	(0.33)	—	(0.63)	10.63	(0.52)		883,706	0.55		0.55		2.55		106

The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$10.45	$0.05	$0.02		$0.07	$—	$—	$—	$—	$10.52	0.67	%(5)	$331,080	1.05	%(6)	1.04	%(6)	0.88	%(6)	48%
C	10.31	0.01	0.02		0.03	—	—	—	—	10.34	0.29	(5)	88,582	1.78	(6)	1.78	(6)	0.14	(6)	48
I	10.50	0.06	0.03		0.09	—	—	—	—	10.59	0.87	(5)	1,762,986	0.77	(6)	0.77	(6)	1.16	(6)	48
R3	10.41	0.03	0.03		0.06	—	—	—	—	10.47	0.58	(5)	1,142	1.39	(6)	1.35	(6)	0.55	(6)	48
R4	10.46	0.04	0.03		0.07	—	—	—	—	10.53	0.67	(5)	480	1.09	(6)	1.06	(6)	0.85	(6)	48
R5	10.51	0.06	0.02		0.08	—	—	—	—	10.59	0.78	(5)	2,662	0.79	(6)	0.76	(6)	1.17	(6)	48
R6	10.53	0.07	0.02		0.09	—	—	—	—	10.62	0.88	(5)	4,261	0.67	(6)	0.67	(6)	1.31	(6)	48
Y	10.53	0.06	0.02		0.08	—	—	—	—	10.61	0.87	(5)	518,657	0.71	(6)	0.69	(6)	1.23	(6)	48
F	10.51	0.07	0.02		0.09	—	—	—	—	10.60	0.88	(5)	1,374,394	0.67	(6)	0.67	(6)	1.26	(6)	48

For the Year Ended October 31, 2017
A	$10.36	$0.11	$(0.02	)(17)	$0.09	$—	$—	$—	$—	$10.45	0.87%		$331,084	1.08%		1.05%		1.02%		100%
C	10.29	0.03	(0.01	)(17)	0.02	—	—	—	—	10.31	0.19		101,882	1.78		1.78		0.30		100
I	10.39	0.13	(0.02	)(17)	0.11	—	—	—	—	10.50	1.16		1,880,345	0.85		0.80		1.26		100
R3	10.35	0.07	(0.01	)(17)	0.06	—	—	—	—	10.41	0.58		2,139	1.40		1.35		0.70		100
R4	10.37	0.11	(0.02	)(17)	0.09	—	—	—	—	10.46	0.87		664	1.10		1.05		1.03		100
R5	10.38	0.13	—		0.13	—	—	—	—	10.51	1.25		2,087	0.79		0.75		1.27		100
R6	10.40	0.14	(0.01	)(17)	0.13	—	—	—	—	10.53	1.25		1,176	0.71		0.69		1.36		100
Y	10.40	0.14	(0.01	)(17)	0.13	—	—	—	—	10.53	1.25		490,321	0.70		0.70		1.37		100
F(7)	10.32	0.08	0.11		0.19	—	—	—	—	10.51	1.84	(5)	1,235,664	0.68	(6)	0.68	(6)	1.14	(6)	100

For the Year Ended October 31, 2016
A	$10.47	$0.11	$0.07		$0.18	$—	$(0.26)	$(0.03)	$(0.29)	$10.36	1.78%		$481,126	1.13%		1.07	%(26)	1.12%		122%
C	10.46	0.04	0.06		0.10	—	(0.26)	(0.01)	(0.27)	10.29	0.95		155,828	1.79		1.79	(26)	0.40		122
I	10.49	0.14	0.06		0.20	—	(0.26)	(0.04)	(0.30)	10.39	1.91		2,407,302	0.81		0.81	(26)	1.39		122
R3	10.48	0.09	0.06		0.15	—	(0.26)	(0.02)	(0.28)	10.35	1.48		1,882	1.41		1.37	(26)	0.85		122
R4	10.48	0.11	0.07		0.18	—	(0.26)	(0.03)	(0.29)	10.37	1.79		1,228	1.10		1.07	(26)	1.11		122
R5	10.48	0.15	0.06		0.21	—	(0.26)	(0.05)	(0.31)	10.38	2.02		1,137	0.83		0.77	(26)	1.46		122
R6	10.49	0.16	0.06		0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.14		790	0.74		0.72	(26)	1.52		122
Y	10.49	0.15	0.07		0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.15		568,934	0.69		0.69	(26)	1.50		122

The accompanying notes are an integral part of these financial statements.

270

Hartford Fixed Income Funds

Financial Highlights — (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Invest- ment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments		Total from Invest- ment Operations	Dividends from Net Invest- ment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2015
A	$10.76	$0.09	$—		$0.09	$(0.38)	$—	$—	$(0.38)	$10.47	0.82%	$624,111	1.08%	1.05%	0.84%	99%
C	10.74	0.01	0.01	(17)	0.02	(0.30)	—	—	(0.30)	10.46	0.17	175,560	1.77	1.77	0.13	99
I	10.77	0.12	—		0.12	(0.40)	—	—	(0.40)	10.49	1.16	2,283,590	0.77	0.77	1.13	99
R3	10.77	0.06	(0.01)		0.05	(0.34)	—	—	(0.34)	10.48	0.48	810	1.39	1.35	0.55	99
R4	10.78	0.10	(0.02)		0.08	(0.38)	—	—	(0.38)	10.48	0.71	4,850	1.08	1.05	0.98	99
R5	10.76	0.12	—		0.12	(0.40)	—	—	(0.40)	10.48	1.19	297	0.83	0.75	1.17	99
R6(24)	10.78	0.14	(0.02)		0.12	(0.41)	—	—	(0.41)	10.49	1.18 (5)	188	0.74 (6)	0.70 (6)	1.32 (6)	99
Y	10.77	0.13	—		0.13	(0.41)	—	—	(0.41)	10.49	1.27	634,789	0.67	0.67	1.24	99

For the Year Ended October 31, 2014
A	$10.63	$0.12	$0.17		$0.29	$(0.13)	$(0.03)	$—	$(0.16)	$10.76	2.74%	$422,689	1.02%	0.99%	1.15%	140%
C	10.61	0.04	0.17		0.21	(0.05)	(0.03)	—	(0.08)	10.74	2.00	179,147	1.76	1.73	0.41	140
I	10.64	0.15	0.17		0.32	(0.16)	(0.03)	—	(0.19)	10.77	3.03	1,966,455	0.76	0.74	1.40	140
R3	10.64	0.09	0.17		0.26	(0.10)	(0.03)	—	(0.13)	10.77	2.42	759	1.39	1.32	0.82	140
R4	10.64	0.12	0.18		0.30	(0.13)	(0.03)	—	(0.16)	10.78	2.80	725	1.07	1.02	1.12	140
R5	10.63	0.15	0.17		0.32	(0.16)	(0.03)	—	(0.19)	10.76	3.03	226	0.79	0.70	1.42	140
Y	10.64	0.16	0.17		0.33	(0.17)	(0.03)	—	(0.20)	10.77	3.11	517,167	0.67	0.64	1.50	140

For the Year Ended October 31, 2013
A	$10.77	$0.10	$0.06		$0.16	$(0.18)	$(0.12)	$—	$(0.30)	$10.63	1.47%	$481,684	1.03%	0.93%	0.95%	129%
C	10.76	0.02	0.05		0.07	(0.10)	(0.12)	—	(0.22)	10.61	0.67	177,802	1.77	1.67	0.21	129
I	10.78	0.13	0.05		0.18	(0.20)	(0.12)	—	(0.32)	10.64	1.71	891,048	0.79	0.69	1.19	129
R3	10.78	0.06	0.05		0.11	(0.13)	(0.12)	—	(0.25)	10.64	1.03	519	1.40	1.25	0.60	129
R4	10.78	0.10	0.05		0.15	(0.17)	(0.12)	—	(0.29)	10.64	1.40	976	1.08	0.95	0.92	129
R5	10.77	0.13	0.06		0.19	(0.21)	(0.12)	—	(0.33)	10.63	1.73	372	0.79	0.65	1.18	129
Y	10.78	0.14	0.05		0.19	(0.21)	(0.12)	—	(0.33)	10.64	1.81	340,669	0.68	0.58	1.30	129

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 1.00%, 1.55%, 1.25%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(9)	Excluding the expenses not subject to cap, the ratios would have been 1.00%, 1.75%, 1.73%, 0.73%, 1.25%, 1.00%, 0.70% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(10)	Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.75% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(11)	Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(12)	Included in this amount are tax distributions from capital of less than ($0.01).
(13)	Excluding the expenses not subject to cap, the ratios would have been 0.85%, 1.60%, 1.60%, 0.60%, 1.20%, 0.90%, 0.60% and 0.55% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(14)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44% and 0.44% for Class A, Class C and Class I, respectively.
(15)	Commenced operations on May 29, 2015.

The accompanying notes are an integral part of these financial statements.

271

Hartford Fixed Income Funds

Financial Highlights – (continued)

(16)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44%, 1.44% and 0.44% for Class A, Class B, Class C and Class I, respectively.
(17)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(18)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44%, 1.44%, 0.44% and 0.44% for Class A, Class B, Class C, Class I and Class Y, respectively.
(19)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44% and 0.44%, for Class A, Class C and Class I , respectively.
(20)	Excluding the expenses not subject to cap, the ratios would have been 0.95%, 1.70%, 0.70%, 1.25%, 0.95%, 0.65% and 0.60% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(21)	Commenced operations on November 30, 2012.
(22)	Excluding the expenses not subject to cap, the ratios would have been 0.85%, 0.85%, 1.60%, 0.56%, 1.15%, 0.85%, 0.55% and 0.50% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(23)	Excluding the expenses not subject to cap, the ratios would have been 0.95%, 1.10%, 1.70%, 0.70%, 1.25%, 0.95%, 0.65%, 0.60% and 0.60% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(24)	Commenced operations on November 7, 2014.
(25)	Excluding the expenses not subject to cap, the ratios would have been 0.86%, 1.62%, 1.59%, 0.60%, 1.17%, 0.85%, 0.55%, 0.44% and 0.44% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(26)	Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.77%, 0.79%, 1.35%, 1.05%, 0.75%, 0.70% and 0.67% for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

272

Hartford Fixed Income Funds

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of forty-three and thirteen series, respectively, as of April 30, 2018. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Emerging Markets Local Debt Fund (the “Emerging Markets Local Debt Fund”)

The Hartford Floating Rate Fund (the “Floating Rate Fund”)

The Hartford Floating Rate High Income Fund (the “Floating Rate High Income Fund”)

The Hartford High Yield Fund (the “High Yield Fund”)

The Hartford Inflation Plus Fund (the “Inflation Plus Fund”)

Hartford Municipal Income Fund (the “Municipal Income Fund”)

The Hartford Municipal Opportunities Fund (the “Municipal Opportunities Fund”)

Hartford Municipal Short Duration Fund (the “Municipal Short Duration Fund”)

The Hartford Quality Bond Fund (the “Quality Bond Fund”)

The Hartford Short Duration Fund (the “Short Duration Fund”)

The Hartford Strategic Income Fund (the “Strategic Income Fund”)

The Hartford Total Return Bond Fund (the “Total Return Bond Fund”)

The Hartford World Bond Fund (the “World Bond Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Municipal Real Return Fund (the “Municipal Real Return Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Each Fund has registered for sale Class A, Class T, Class C, Class I and Class F shares. As of April 30, 2018, Class T shares have not commenced operations. In addition, each Fund, except Municipal Income Fund, Municipal Opportunities Fund, Municipal Real Return Fund and Municipal Short Duration Fund, offer Class R3, Class R4 and Class R5 shares. Each Fund has registered for sale Class Y shares, except Municipal Income Fund and Municipal Short Duration Fund. As of April 30, 2018, Class Y shares of Municipal Opportunities Fund have not commenced operations. Strategic Income Fund, Total Return Bond Fund and World Bond Fund has registered for sale Class R6 shares. Class A shares of each Fund, except Floating Rate Fund, Floating Rate High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares are sold with a front-end sales charge of up to 3.00% for Floating Rate Fund and Floating Rate High Income Fund and up to 2.00% for Short Duration Fund. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

273

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the respective Company’s Board of Directors. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the respective Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange-traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the respective Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined in accordance with its valuation procedures. Such open-end mutual funds may use fair value pricing as disclosed in their prospectus.

274

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the respective Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of each Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of each Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of each Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

275

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

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3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2018.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2018.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2018.

c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2018.

d)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed

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securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2018.

e)	Inflation-Indexed Bonds – A Fund may invest in inflation indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2018.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.

During the six-month period ended April 30, 2018, Inflation Plus Fund had used Bond Forwards.

b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

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terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2018, Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Quality Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.

c)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2018, Emerging Markets Local Debt Fund, Inflation Plus Fund, Quality Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund, and World Bond Fund had used Futures Contracts.

d)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2018, Emerging Markets Local Debt Fund, Quality Bond Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Options Contracts.

e)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain

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exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the respective Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of

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buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2018, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended April 30, 2018, Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Real Return Fund, Quality Bond Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2018, World Bond Fund had used Total Return Swap Contracts.

Cross Currency Swaps – Certain Funds may enter into cross currency swap agreements to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a cross currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

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During the six-month period ended April 30, 2018, Emerging Markets Local Debt Fund, Strategic Income Fund and Total Return Bond Fund had used Cross Currency Swaps.

f)	Additional Derivative Instrument Information:

Emerging Markets Local Debt Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$133,675	$1,037,707	$—	$—	$—	$—	$1,171,382
Unrealized appreciation on futures contracts(1)	30,609	—	—	—	—	—	30,609
Unrealized appreciation on foreign currency contracts	—	6,022,591	—	—	—	—	6,022,591
Unrealized appreciation on swap contracts(2)	73,089	352,805	—	—	—	—	425,894

Total	$237,373	$7,413,103	$—	$—	$—	$—	$7,650,476

Liabilities:
Unrealized depreciation on futures contracts(1)	$55,986	$—	$—	$—	$—	$—	$55,986
Unrealized depreciation on foreign currency contracts	—	6,410,041	—	—	—	—	6,410,041
Written options, market value	—	758,132	—	—	—	—	758,132
Unrealized depreciation on swap contracts(2)	80,195	379,831	—	—	—	—	460,026

Total	$136,181	$7,548,004	$—	$—	$—	$—	$7,684,185

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(202,623)	$—	$—	$—	$—	$(202,623)
Net realized gain (loss) on futures contracts	159,562	—	—	—	—	—	159,562
Net realized gain (loss) on written options contracts	—	(101,506)	—	—	—	—	(101,506)
Net realized gain (loss) on swap contracts	67,579	9,308	—	—	—	—	76,887
Net realized gain (loss) on foreign currency contracts	—	1,203,549	—	—	—	—	1,203,549

Total	$227,141	$908,728	$—	$—	$—	$—	$1,135,869

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(8,221)	$(317,999)	$—	$—	$—	$—	$(326,220)
Net change in unrealized appreciation (depreciation) of futures contracts	(32,148)	—	—	—	—	—	(32,148)
Net change in unrealized appreciation (depreciation) of written options contracts	—	222,935	—	—	—	—	222,935
Net change in unrealized appreciation (depreciation) of swap contracts	14,579	(27,026)	—	—	—	—	(12,447)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,638,711	—	—	—	—	1,638,711

Total	$(25,790)	$1,516,621	$—	$—	$—	$—	$1,490,831

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April 30, 2018 (Unaudited)

Emerging Markets Local Debt Fund – (continued)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	6,280,694,000
Futures Contracts Long at Number of Contracts	56
Futures Contracts Short at Number of Contracts	(54)
Written Options Contracts at Number of Contracts	(58,587,500)
Swap Contracts at Notional Amount	$3,864,402,110
Foreign Currency Contracts Purchased at Contract Amount	$241,378,990
Foreign Currency Contracts Sold at Contract Amount	$180,499,901

Floating Rate Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$2,449,189	$—	$—	$—	$—	$2,449,189
Unrealized appreciation on swap contracts(1)	154,121	—	496,242	—	—	—	650,363

Total	$154,121	$2,449,189	$496,242	$—	$—	$—	$3,099,552

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$33,209	$—	$—	$—	$—	$33,209

Total	$—	$33,209	$—	$—	$—	$—	$33,209

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$(1,451)	$—	$272,137	$—	$—	$—	$270,686
Net realized gain (loss) on foreign currency contracts	—	(2,398,144)	—	—	—	—	(2,398,144)

Total	$(1,451)	$(2,398,144)	$272,137	$—	$—	$—	$(2,127,458)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$154,121	$—	$496,242	$—	$—	$—	$650,363
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,132,665	—	—	—	—	1,132,665

Total	$154,121	$1,132,665	$496,242	$—	$—	$—	$1,783,028

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$55,403,333
Foreign Currency Contracts Purchased at Contract Amount	$8,535,196
Foreign Currency Contracts Sold at Contract Amount	$197,616,519

283

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Floating Rate High Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$722,751	$—	$—	$—	$—	$722,751
Unrealized appreciation on swap contracts(1)	—	—	129,248	—	—	—	129,248

Total	$—	$722,751	$129,248	$—	$—	$—	$851,999

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$6,639	$—	$—	$—	$—	$6,639

Total	$—	$6,639	$—	$—	$—	$—	$6,639

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$—	$—	$42,948	$—	$—	$—	$42,948
Net realized gain (loss) on foreign currency contracts	—	(397,178)	—	—	—	—	(397,178)

Total	$—	$(397,178)	$42,948	$—	$—	$—	$(354,230)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$129,248	$—	$—	$—	$129,248
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	365,211	—	—	—	—	365,211

Total	$—	$365,211	$129,248	$—	$—	$—	$494,459

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$7,988,333
Foreign Currency Contracts Purchased at Contract Amount	$882,052
Foreign Currency Contracts Sold at Contract Amount	$53,027,922

High Yield Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$63,386	$—	$—	$—	$—	$63,386

Total	$—	$63,386	$—	$—	$—	$—	$63,386

284

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

High Yield Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$—	$—	$159,164	$—	$—	$—	$159,164
Net realized gain (loss) on foreign currency contracts	—	(122,148)	—	—	—	—	(122,148)

Total	$—	$(122,148)	$159,164	$—	$—	$—	$37,016

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$(39,864)	$—	$—	$—	$(39,864)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(17,053)	—	—	—	—	(17,053)

Total	$—	$(17,053)	$(39,864)	$—	$—	$—	$(56,917)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$7,965,000
Foreign Currency Contracts Sold at Contract Amount	$6,106,843

Inflation Plus Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$563,149	$—	$—	$—	$—	$—	$563,149
Unrealized appreciation on futures contracts(1)	96,833	—	—	—	—	—	96,833
Unrealized appreciation on bond forward contracts	283,621	—	—	—	—	—	283,621
Unrealized appreciation on foreign currency contracts	—	1,313,055	—	—	—	—	1,313,055
Unrealized appreciation on swap contracts(2)	3,097,667	—	166,551	—	—	—	3,264,218

Total	$4,041,270	$1,313,055	$166,551	$—	$—	$—	$5,520,876

Liabilities:
Unrealized depreciation on futures contracts(1)	$360,200	$—	$—	$—	$—	$—	$360,200
Unrealized depreciation on bond forward contracts	268	—	—	—	—	—	268
Unrealized depreciation on foreign currency contracts	—	82,304	—	—	—	—	82,304
Unrealized depreciation on swap contracts(2)	438,225	—	—	—	—	—	438,225

Total	$798,693	$82,304	$—	$—	$—	$—	$880,997

285

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Inflation Plus Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(1,575,456)	$—	$—	$—	$—	$—	$(1,575,456)
Net realized gain (loss) on swap contracts	(91,256)	—	48,999	—	—	—	(42,257)
Net realized gain (loss) on foreign currency contracts	—	(1,332,672)	—	—	—	—	(1,332,672)

Total	$(1,666,712)	$(1,332,672)	$48,999	$—	$—	$—	$(2,950,385)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(84,982)	$—	$—	$—	$—	$—	$(84,982)
Net change in unrealized appreciation (depreciation) of futures contracts	13,336	—	—	—	—	—	13,336
Net change in unrealized appreciation (depreciation) of swap contracts	1,427,239	—	39,606	—	—	—	1,466,845
Net change in unrealized appreciation (depreciation) of bond forward contracts	88,558	—	—	—	—	—	88,558
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	687,111	—	—	—	—	687,111

Total	$1,444,151	$687,111	$39,606	$—	$—	$—	$2,170,868

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	39,200,000
Futures Contracts Long at Number of Contracts	565
Futures Contracts Short at Number of Contracts	(253)
Swap Contracts at Notional Amount	$110,862,825
Foreign Currency Contracts Purchased at Contract Amount	$16,197,016
Foreign Currency Contracts Sold at Contract Amount	$54,021,378

Municipal Real Return Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$3,681,852	$—	$—	$—	$—	$—	$3,681,852

Total	$3,681,852	$—	$—	$—	$—	$—	$3,681,852

Liabilities:
Unrealized depreciation on swap contracts(1)	$579,153	$—	$—	$—	$—	$—	$579,153

Total	$579,153	$—	$—	$—	$—	$—	$579,153

286

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Municipal Real Return Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$(86,632)	$—	$—	$—	$—	$—	$(86,632)

Total	$(86,632)	$—	$—	$—	$—	$—	$(86,632)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$1,968,804	$—	$—	$—	$—	$—	$1,968,804

Total	$1,968,804	$—	$—	$—	$—	$—	$1,968,804

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts at Notional Amount	$130,899,833

Quality Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$985,907	$—	$—	$—	$—	$—	$985,907
Unrealized appreciation on futures contracts(1)	128,600	—	—	—	—	—	128,600
Unrealized appreciation on foreign currency contracts	—	128,626	—	—	—	—	128,626
Unrealized appreciation on swap contracts(2)	429,962	—	—	—	—	—	429,962

Total	$1,544,469	$128,626	$—	$—	$—	$—	$1,673,095

Liabilities:
Unrealized depreciation on futures contracts(1)	$51,770	$—	$—	$—	$—	$—	$51,770
Written options, market value	38,750	—	—	—	—	—	38,750

Total	$90,520	$—	$—	$—	$—	$—	$90,520

287

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Quality Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$13,355	$—	$—	$—	$—	$—	$13,355
Net realized gain (loss) on futures contracts	(1,658,945)	—	—	—	—	—	(1,658,945)
Net realized gain (loss) on written options contracts	(674)	—	—	—	—	—	(674)
Net realized gain (loss) on swap contracts	467,227	—	28,718	—	—	—	495,945
Net realized gain (loss) on foreign currency contracts	—	(53,363)	—	—	—	—	(53,363)

Total	$(1,179,037)	$(53,363)	$28,718	$—	$—	$—	$(1,203,682)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(44,808)	$—	$—	$—	$—	$—	$(44,808)
Net change in unrealized appreciation (depreciation) of futures contracts	341,204	—	—	—	—	—	341,204
Net change in unrealized appreciation (depreciation) of written options contracts	1,709	—	—	—	—	—	1,709
Net change in unrealized appreciation (depreciation) of swap contracts	444,183	—	—	—	—	—	444,183
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	52,614	—	—	—	—	52,614

Total	$742,288	$52,614	$—	$—	$—	$—	$794,902

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	5,933,333
Futures Contracts Long at Number of Contracts	246
Futures Contracts Short at Number of Contracts	(25)
Written Options Contracts at Number of Contracts	(80)
Swap Contracts at Notional Amount	$28,305,417
Foreign Currency Contracts Purchased at Contract Amount	$6,839,619
Foreign Currency Contracts Sold at Contract Amount	$10,369,062

Short Duration Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$545,840	$—	$—	$—	$—	$—	$545,840
Unrealized appreciation on foreign currency contracts	—	63,765	—	—	—	—	63,765

Total	$545,840	$63,765	$—	$—	$—	$—	$609,605

Liabilities:
Unrealized depreciation on futures contracts(1)	$232,190	$—	$—	$—	$—	$—	$232,190

Total	$232,190	$—	$—	$—	$—	$—	$232,190

288

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Short Duration Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$2,579,096	$—	$—	$—	$—	$—	$2,579,096
Net realized gain (loss) on foreign currency contracts	—	(58,033)	—	—	—	—	(58,033)

Total	$2,579,096	$(58,033)	$—	$—	$—	$—	$2,521,063

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(420,576)	$—	$—	$—	$—	$—	$(420,576)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	33,004	—	—	—	—	33,004

Total	$(420,576)	$33,004	$—	$—	$—	$—	$(387,572)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	356
Futures Contracts Short at Number of Contracts	(922)
Foreign Currency Contracts Sold at Contract Amount	$4,817,221

Strategic Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$481,837	$—	$—	$—	$—	$—	$481,837
Unrealized appreciation on futures contracts(1)	159,128	743,713	—	—	—	—	902,841
Unrealized appreciation on foreign currency contracts	—	1,688,460	—	—	—	—	1,688,460
Unrealized appreciation on swap contracts(2)	643,114	—	1,536,715	—	—	—	2,179,829

Total	$1,284,079	$2,432,173	$1,536,715	$—	$—	$—	$5,252,967

Liabilities:
Unrealized depreciation on futures contracts(1)	$1,452,694	$240,008	$—	$—	$—	$—	$1,692,702
Unrealized depreciation on foreign currency contracts	—	1,006,376	—	—	—	—	1,006,376
Unrealized depreciation on swap contracts(2)	—	—	1,399,815	—	—	—	1,399,815

Total	$1,452,694	$1,246,384	$1,399,815	$—	$—	$—	$4,098,893

289

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Strategic Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(4,772,013)	$(1,296,895)	$—	$—	$—	$—	$(6,068,908)
Net realized gain (loss) on written options contracts	603,988	—	—	—	—	—	603,988
Net realized gain (loss) on swap contracts	1,027,620	—	32,587	—	—	—	1,060,207
Net realized gain (loss) on foreign currency contracts	—	(301,439)	—	—	—	—	(301,439)

Total	$(3,140,405)	$(1,598,334)	$32,587	$—	$—	$—	$(4,706,152)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(72,710)	$—	$—	$—	$—	$—	$(72,710)
Net change in unrealized appreciation (depreciation) of futures contracts	(63,145)	570,552	—	—	—	—	507,407
Net change in unrealized appreciation (depreciation) of swap contracts	486,191	—	1,004,145	—	—	—	1,490,336
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	404,518	—	—	—	—	404,518

Total	$350,336	$975,070	$1,004,145	$—	$—	$—	$2,329,551

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	33,540,000
Futures Contracts Long at Number of Contracts	1,881
Futures Contracts Short at Number of Contracts	(686)
Written Options Contracts at Number of Contracts	(116,892,000)
Swap Contracts at Notional Amount	$180,470,257
Foreign Currency Contracts Purchased at Contract Amount	$53,996,936
Foreign Currency Contracts Sold at Contract Amount	$75,376,520

290

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Total Return Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$6,017,702	$—	$—	$—	$—	$—	$6,017,702
Unrealized appreciation on futures contracts(1)	345,680	—	—	—	—	—	345,680
Unrealized appreciation on foreign currency contracts	—	908,979	—	—	—	—	908,979
Unrealized appreciation on swap contracts(2)	4,982,600	—	1,861,140	—	—	—	6,843,740

Total	$11,345,982	$908,979	$1,861,140	$—	$—	$—	$14,116,101

Liabilities:
Unrealized depreciation on futures contracts(1)	$1,881,447	$—	$—	$—	$—	$—	$1,881,447
Unrealized depreciation on foreign currency contracts	—	33,230	—	—	—	—	33,230
Written options, market value	101,719	—	—	—	—	—	101,719
Unrealized depreciation on swap contracts(2)	600,825	—	2,381,801	—	—	—	2,982,626

Total	$2,583,991	$33,230	$2,381,801	$—	$—	$—	$4,999,022

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$167	$—	$—	$—	$—	$—	$167
Net realized gain (loss) on futures contracts	(13,799,226)	—	—	—	—	—	(13,799,226)
Net realized gain (loss) on written options contracts	724,597	—	—	—	—	—	724,597
Net realized gain (loss) on swap contracts	1,473,666	—	41,738	—	—	—	1,515,404
Net realized gain (loss) on foreign currency contracts	—	(1,165,791)	—	—	—	—	(1,165,791)

Total	$(11,600,796)	$(1,165,791)	$41,738	$—	$—	$—	$(12,724,849)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(476,632)	$—	$—	$—	$—	$—	$(476,632)
Net change in unrealized appreciation (depreciation) of futures contracts	1,260,423	—	—	—	—	—	1,260,423
Net change in unrealized appreciation (depreciation) of written options contracts	4,487	—	—	—	—	—	4,487
Net change in unrealized appreciation (depreciation) of swap contracts	3,995,266	—	1,657,681	—	—	—	5,652,947
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(373,596)	—	—	—	—	(373,596)

Total	$4,783,544	$(373,596)	$1,657,681	$—	$—	$—	$6,067,629

291

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Total Return Bond Fund – (continued)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	104,765,000
Futures Contracts Long at Number of Contracts	4,174
Futures Contracts Short at Number of Contracts	(1,214)
Written Options Contracts at Number of Contracts	(259,096,105)
Swap Contracts at Notional Amount	$396,735,753
Foreign Currency Contracts Purchased at Contract Amount	$1,415,387
Foreign Currency Contracts Sold at Contract Amount	$54,482,588

World Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$25,268	$538,292	$—	$—	$—	$—	$563,560
Unrealized appreciation on futures contracts(1)	8,347,631	—	—	—	—	—	8,347,631
Unrealized appreciation on foreign currency contracts	—	143,892,384	—	—	—	—	143,892,384
Unrealized appreciation on swap contracts(2)	7,999,997	—	769,682	—	—	—	8,769,679

Total	$16,372,896	$144,430,676	$769,682	$—	$—	$—	$161,573,254

Liabilities:
Unrealized depreciation on futures contracts(1)	$2,941,495	$—	$—	$—	$—	$—	$2,941,495
Unrealized depreciation on foreign currency contracts	—	99,854,492	—	—	—	—	99,854,492
Written options, market value	—	25,512	—	—	—	—	25,512
Unrealized depreciation on swap contracts(2)	2,571,061	—	1,040,426	—	—	—	3,611,487

Total	$5,512,556	$99,880,004	$1,040,426	$—	$—	$—	$106,432,986

292

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

World Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(436,709)	$238,135	$—	$—	$—	$—	$(198,574)
Net realized gain (loss) on futures contracts	27,492,106	—	—	—	—	—	27,492,106
Net realized gain (loss) on written options contracts	—	1,137,631	—	—	—	—	1,137,631
Net realized gain (loss) on swap contracts	(1,477,966)	—	51,155	—	—	—	(1,426,811)
Net realized gain (loss) on foreign currency contracts	—	(38,565,075)	—	—	—	—	(38,565,075)

Total	$25,577,431	$(37,189,309)	$51,155	$—	$—	$—	$(11,560,723)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$710,401	$141,603	$—	$—	$—	$—	$852,004
Net change in unrealized appreciation (depreciation) of futures contracts	2,291,648	—	—	—	—	—	2,291,648
Net change in unrealized appreciation (depreciation) of written options contracts	—	116,529	—	—	—	—	116,529
Net change in unrealized appreciation (depreciation) of swap contracts	3,170,966	—	1,360,399	—	—	—	4,531,365
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(8,317,039)	—	—	—	—	(8,317,039)

Total	$6,173,015	$(8,058,907)	$1,360,399	$—	$—	$—	$(525,493)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	1,172,140,731
Futures Contracts Long at Number of Contracts	5,307
Futures Contracts Short at Number of Contracts	(15,725)
Written Options Contracts at Number of Contracts	(82,328,000)
Swap Contracts at Notional Amount	$60,173,218,667
Foreign Currency Contracts Purchased at Contract Amount	$4,665,580,153
Foreign Currency Contracts Sold at Contract Amount	$7,040,441,211

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

g)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

293

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2018:

Emerging Markets Local Debt Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$6,022,591	$(6,410,041)
Futures contracts	30,609	(55,986)
Purchased options	1,081,292	(43,356)
Swap contracts	425,894	(460,026)
Written options	—	(758,132)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	7,560,386	(7,727,541)

Derivatives not subject to a MNA	(91,057)	109,748

Total gross amount of assets and liabilities subject to MNA or similar agreements	$7,469,329	$(7,617,793)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$87,146	$(54,305)	$—	$—	$32,841
Banc of America Securities LLC	203,287	(165,967)	—	—	37,320
Barclays	998,552	(813,843)	—	—	184,709
BNP Paribas Securities Services	332,538	(118,302)	—	—	214,236
Citibank NA	666,274	(666,274)	—	—	—
Commonwealth Bank of Australia	58,769	—	—	—	58,769
Credit Suisse First Boston Corp.	59,574	—	—	—	59,574
Deutsche Bank Securities, Inc.	1,342,649	(1,342,649)	—	—	—
Goldman Sachs & Co.	1,311,680	(1,311,680)	—	—	—
HSBC Bank USA	581,310	(404,141)	—	—	177,169
JP Morgan Chase & Co.	264,822	(264,822)	—	—	—
Morgan Stanley	1,083,245	(720,027)	—	(10,000)	353,218
National Australia Bank Limited	14,704	—	—	—	14,704
Nomura International	2,797	(2,797)	—	—	—
RBC Dominion Securities, Inc.	167,254	(62,449)	—	—	104,805
RBS Greenwich Capital	11,426	—	—	—	11,426
State Street Global Markets LLC	12,088	(4,963)	—	—	7,125
UBS AG	271,214	(271,214)	—	—	—

Total	$7,469,329	$(6,203,433)	$—	$(10,000)	$1,255,896

294

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Emerging Markets Local Debt Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(54,305)	$54,305	$—	$—	$—
Banc of America Securities LLC	(165,967)	165,967	—	—	—
Bank of Montreal	(32,723)	—	—	—	(32,723)
Barclays	(813,843)	813,843	—	—	—
BNP Paribas Securities Services	(118,302)	118,302	—	—	—
Canadian Imperial Bank of Commerce	(4,804)	—	—	—	(4,804)
Citibank NA	(1,154,869)	666,274	—	—	(488,595)
Deutsche Bank Securities, Inc.	(1,493,770)	1,342,649	151,121	—	—
Goldman Sachs & Co.	(1,457,202)	1,311,680	—	—	(145,522)
HSBC Bank USA	(404,141)	404,141	—	—	—
JP Morgan Chase & Co.	(542,791)	264,822	—	—	(277,969)
Morgan Stanley	(720,027)	720,027	—	—	—
Nomura International	(14,880)	2,797	—	—	(12,083)
RBC Dominion Securities, Inc.	(62,449)	62,449	—	—	—
Standard Chartered Bank	(147,366)	—	—	—	(147,366)
State Street Global Markets LLC	(4,963)	4,963	—	—	—
UBS AG	(425,391)	271,214	—	—	(154,177)

Total	$(7,617,793)	$6,203,433	$151,121	$—	$(1,263,239)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,449,189	$(33,209)
Swap contracts	650,363	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,099,552	(33,209)

Derivatives not subject to a MNA	(496,242)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,603,310	$(33,209)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$23,538	$—	$—	$—	$23,538
Barclays	2,146,643	—	—	—	2,146,643
BNP Paribas Securities Services	250,334	—	—	—	250,334
Goldman Sachs & Co.	27,700	—	—	—	27,700
JP Morgan Chase & Co.	154,121	—	—	—	154,121
State Street Global Markets LLC	974	—	—	—	974

Total	$2,603,310	$—	$—	$—	$2,603,310

295

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Floating Rate Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Commonwealth Bank of Australia	$(33,209)	$—	$—	$—	$(33,209)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate High Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$722,751	$(6,639)
Swap contracts	129,248	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	851,999	(6,639)

Derivatives not subject to a MNA	(129,248)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$722,751	$(6,639)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$2,898	$—	$—	$—	$2,898
Barclays	678,403	—	—	—	678,403
BNP Paribas Securities Services	35,916	—	—	—	35,916
Goldman Sachs & Co.	5,534	—	—	—	5,534

Total	$722,751	$—	$—	$—	$722,751

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Commonwealth Bank of Australia	$(6,639)	$—	$—	$—	$(6,639)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$63,386	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	63,386	—

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$63,386	$—

296

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

High Yield Fund – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$63,386	$—	$—	$—	$63,386

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund

Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$283,621	$(268)
Foreign currency contracts	1,313,055	(82,304)
Futures contracts	96,833	(360,200)
Purchased options	—	(84,982)
Swap contracts	3,264,218	(438,225)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,957,727	(965,979)

Derivatives not subject to a MNA	(3,096,097)	360,200

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,861,630	$(605,779)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$382,024	$(382,024)	$—	$—	$—
Barclays	539,933	(22,683)	—	(330,000)	187,250
BNP Paribas Securities Services	118,564	—	—	—	118,564
Citibank NA	106,710	—	—	—	106,710
Commonwealth Bank of Australia	47,339	—	—	—	47,339
Goldman Sachs & Co.	166,551	—	—	—	166,551
JP Morgan Chase & Co.	63,762	(63,762)	—	—	—
Morgan Stanley	432,840	—	—	(270,000)	162,840
State Street Global Markets LLC	3,907	—	—	—	3,907

Total	$1,861,630	$(468,469)	$—	$(600,000)	$793,161

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(20,905)	$—	$—	$—	$(20,905)
Banc of America Securities LLC	(438,274)	382,024	—	—	(56,250)
Barclays	(22,683)	22,683	—	—	—
JP Morgan Chase & Co.	(90,463)	63,762	—	—	(26,701)
UBS AG	(33,454)	—	—	—	(33,454)

Total	$(605,779)	$468,469	$—	$—	$(137,310)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

297

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Municipal Real Return Fund

Derivative Financial Instruments:	Assets	Liabilities
Swap contracts	$3,681,852	$(579,153)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,681,852	(579,153)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$3,681,852	$(579,153)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$356,916	$—	$—	$(280,000)	$76,916
Barclays	866,767	(57)	—	(731,000)	135,710
BNP Paribas Securities Services	928,071	—	—	(750,000)	178,071
Citibank NA	85,718	(39,977)	—	—	45,741
Deutsche Bank Securities, Inc.	602,714	—	—	(595,000)	7,714
JP Morgan Chase & Co.	768,079	(539,119)	—	(228,960)	—
Morgan Stanley	73,587	—	—	—	73,587

Total	$3,681,852	$(579,153)	$—	$(2,584,960)	$517,739

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(57)	$57	$—	$—	$—
Citibank NA	(39,977)	39,977	—	—	—
JP Morgan Chase & Co.	(539,119)	539,119	—	—	—

Total	$(579,153)	$579,153	$—	$—	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Quality Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$128,626	$—
Futures contracts	128,600	(51,770)
Purchased options	775,842	(12,465)
Swap contracts	429,962	—
Written options	—	(38,750)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,463,030	(102,985)

Derivatives not subject to a MNA	(558,562)	90,520

Total gross amount of assets and liabilities subject to MNA or similar agreements	$904,468	$(12,465)

298

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Quality Bond Fund – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$128,626	$—	$—	$—	$128,626
JP Morgan Chase & Co.	5,602	(5,602)	—	—	—
Morgan Stanley	770,240	—	—	—	770,240

Total	$904,468	$(5,602)	$—	$—	$898,866

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
JP Morgan Chase & Co.	$(12,465)	$5,602	$—	$—	$(6,863)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Short Duration Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$63,765	$—
Futures contracts	545,840	(232,190)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	609,605	(232,190)

Derivatives not subject to a MNA	(545,840)	232,190

Total gross amount of assets and liabilities subject to MNA or similar agreements	$63,765	$—

Short Duration Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$63,765	$—	$—	$—	$63,765

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Strategic Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,688,460	$(1,006,376)
Futures contracts	902,841	(1,692,702)
Purchased options	—	(72,710)
Swap contracts	2,179,829	(1,399,815)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,771,130	(4,171,603)

Derivatives not subject to a MNA	(2,068,203)	1,833,250

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,702,927	$(2,338,353)

299

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Strategic Income Fund – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$424,968	$—	$—	$—	$424,968
Banc of America Securities LLC	93,008	(46,960)	—	—	46,048
Bank of Montreal	546	(546)	—	—	—
Barclays	390,616	(99,428)	(291,188)	—	—
BNP Paribas Securities Services	20,719	(11,925)	—	—	8,794
Canadian Imperial Bank of Commerce	7,465	(7,465)	—	—	—
Citibank NA	158,305	(22,773)	—	—	135,532
Credit Suisse International	228,215	(228,215)	—	—	—
Deutsche Bank Securities, Inc.	532,267	(90,371)	(59,068)	—	382,828
Goldman Sachs & Co.	208,653	(208,653)	—	—	—
HSBC Bank USA	32,214	(32,214)	—	—	—
JP Morgan Chase & Co.	56,019	(56,019)	—	—	—
Morgan Stanley	382,447	(382,447)	—	—	—
National Australia Bank Limited	80,709	—	—	—	80,709
RBC Dominion Securities, Inc.	2,244	(2,244)	—	—	—
Standard Chartered Bank	16,480	—	—	—	16,480
State Street Global Markets LLC	29,324	(29,324)	—	—	—
Toronto-Dominion Bank	37,889	(37,889)	—	—	—
UBS AG	839	(839)	—	—	—

Total	$2,702,927	$(1,257,312)	$(350,256)	$—	$1,095,359

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(46,960)	$46,960	$—	$—	$—
Bank of Montreal	(23,975)	546	—	—	(23,429)
Barclays	(99,428)	99,428	—	—	—
BNP Paribas Securities Services	(11,925)	11,925	—	—	—
Canadian Imperial Bank of Commerce	(7,973)	7,465	—	—	(508)
Citibank NA	(22,773)	22,773	—	—	—
Commonwealth Bank of Australia	(10,127)	—	—	—	(10,127)
Credit Suisse International	(369,466)	228,215	—	—	(141,251)
Deutsche Bank Securities, Inc.	(90,371)	90,371	—	—	—
Goldman Sachs & Co.	(411,325)	208,653	—	—	(202,672)
HSBC Bank USA	(131,263)	32,214	—	—	(99,049)
JP Morgan Chase & Co.	(203,488)	56,019	—	—	(147,469)
Morgan Stanley	(457,930)	382,447	—	—	(75,483)
RBC Dominion Securities, Inc.	(7,593)	2,244	—	—	(5,349)
State Street Global Markets LLC	(345,658)	29,324	—	—	(316,334)
Toronto-Dominion Bank	(84,972)	37,889	—	—	(47,083)
UBS AG	(13,126)	839	—	—	(12,287)

Total	$(2,338,353)	$1,257,312	$—	$—	$(1,081,041)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

300

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Total Return Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$908,979	$(33,230)
Futures contracts	345,680	(1,881,447)
Purchased options	134,327	(824,871)
Swap contracts	6,843,740	(2,982,626)
Written options	—	(101,719)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	8,232,726	(5,823,893)

Derivatives not subject to a MNA	(5,896,085)	2,154,484

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,336,641	$(3,669,409)

Total Return Bond Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$9,911	$—	$—	$—	$9,911
Banc of America Securities LLC	28,469	—	—	—	28,469
Barclays	311,492	(311,492)	—	—	—
BNP Paribas Securities Services	3,477	(129)	—	—	3,348
Citibank NA	303,907	—	—	—	303,907
Credit Suisse International	103,586	(103,586)	—	—	—
Deutsche Bank Securities, Inc.	142,684	(107,961)	(34,723)	—	—
Goldman Sachs & Co.	310,455	(310,455)	—	—	—
JP Morgan Chase & Co.	100,358	(100,358)	—	—	—
Morgan Stanley	868,020	(599,122)	(268,898)	—	—
National Australia Bank Limited	47,844	—	—	—	47,844
Standard Chartered Bank	54,262	—	—	—	54,262
State Street Global Markets LLC	52,176	(5,615)	—	—	46,561

Total	$2,336,641	$(1,538,718)	$(303,621)	$—	$494,302

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(509,245)	$311,492	$—	$—	$(197,753)
BNP Paribas Securities Services	(129)	129	—	—	—
Commonwealth Bank of Australia	(6,639)	—	—	—	(6,639)
Credit Suisse International	(767,835)	103,586	—	—	(664,249)
Deutsche Bank Securities, Inc.	(107,961)	107,961	—	—	—
Goldman Sachs & Co.	(1,083,564)	310,455	—	—	(773,109)
JP Morgan Chase & Co.	(570,433)	100,358	—	—	(470,075)
Morgan Stanley	(599,122)	599,122	—	—	—
State Street Global Markets LLC	(5,615)	5,615	—	—	—
UBS AG	(18,866)	—	—	—	(18,866)

Total	$(3,669,409)	$1,538,718	$—	$—	$(2,130,691)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

301

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

World Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$143,892,384	$(99,854,492)
Futures contracts	8,347,631	(2,941,495)
Purchased options	538,292	(222,536)
Swap contracts	8,772,004	(3,613,812)
Written options	—	(25,512)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	161,550,311	(106,657,847)

Derivatives not subject to a MNA	(16,414,626)	5,179,072

Total gross amount of assets and liabilities subject to MNA or similar agreements	$145,135,685	$(101,478,775)

World Bond Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$7,861	$—	$—	$—	$7,861
Banc of America Securities LLC	8,605,359	(6,403,304)	—	—	2,202,055
Bank of Montreal	201,090	(198,757)	—	—	2,333
Barclays	9,563,066	(5,211,919)	—	(242,000)	4,109,147
BNP Paribas Securities Services	4,316,935	(490,472)	(273,045)	—	3,553,418
Canadian Imperial Bank of Commerce	68,812	(68,812)	—	—	—
Citibank NA	7,672,280	(3,509,660)	—	(173,000)	3,989,620
Credit Suisse First Boston Corp.	67,995	(67,995)	—	—	—
Credit Suisse International	180,826	(180,357)	—	—	469
Deutsche Bank Securities, Inc.	5,372,987	(4,314,468)	(101,973)	—	956,546
Goldman Sachs & Co.	18,229,974	(4,900,087)	(1,548,837)	—	11,781,050
HSBC Bank USA	10,736,786	(3,085,377)	—	—	7,651,409
JP Morgan Chase & Co.	21,070,711	(17,190,043)	(301,839)	(530,000)	3,048,829
Morgan Stanley	42,069,332	(31,891,148)	(38,240)	—	10,139,944
Nomura International	564,439	(523,895)	—	—	40,544
RBC Dominion Securities, Inc.	14,996	(14,996)	—	—	—
RBS Greenwich Capital	23,721	—	—	—	23,721
Standard Chartered Bank	1,440,956	(1,440,956)	—	—	—
State Street Global Markets LLC	3,869,132	(3,869,132)	—	—	—
Toronto-Dominion Bank	10,417,070	(5,409,318)	—	—	5,007,752
UBS AG	641,357	(641,357)	—	—	—

Total	$145,135,685	$(89,412,053)	$(2,263,934)	$(945,000)	$52,514,698

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(6,403,304)	$6,403,304	$—	$—	$—
Bank of Montreal	(198,757)	198,757	—	—	—
Barclays	(5,211,919)	5,211,919	—	—	—

302

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

World Bond Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(490,472)	$490,472	$—	$—	$—
Canadian Imperial Bank of Commerce	(96,346)	68,812	—	—	(27,534)
Citibank NA	(3,509,660)	3,509,660	—	—	—
Credit Suisse First Boston Corp.	(103,870)	67,995	—	—	(35,875)
Credit Suisse International	(180,357)	180,357	—	—	—
Deutsche Bank Securities, Inc.	(4,314,468)	4,314,468	—	—	—
Goldman Sachs & Co.	(4,900,087)	4,900,087	—	—	—
HSBC Bank USA	(3,085,377)	3,085,377	—	—	—
JP Morgan Chase & Co.	(17,190,043)	17,190,043	—	—	—
Morgan Stanley	(31,891,148)	31,891,148	—	—	—
Nomura International	(523,895)	523,895	—	—	—
RBC Dominion Securities, Inc.	(363,416)	14,996	—	—	(348,420)
Standard Chartered Bank	(2,072,518)	1,440,956	—	—	(631,562)
State Street Global Markets LLC	(14,598,746)	3,869,132	—	—	(10,729,614)
Toronto-Dominion Bank	(5,409,318)	5,409,318	—	—	—
UBS AG	(935,074)	641,357	—	—	(293,717)

Total	$(101,478,775)	$89,412,053	$—	$—	$(12,066,722)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

6.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

303

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

7.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2017 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration		Perpetual Short-Term Capital Loss Carryforward		Perpetual Long-Term Capital Loss Carryforward
Fund	2018	2019
Emerging Markets Local Debt Fund	$—	$—	$12,636,349		$43,962,661
Floating Rate Fund	—	—	—		228,490,022
Floating Rate High Income Fund	—	—	1,104,870		26,830,339
High Yield Fund	—	—	3,427,949		13,535,856
Inflation Plus Fund	—	—	22,019,702		53,399,471
Municipal Income Fund	—	—	48,126		22,924
Municipal Opportunities Fund	6,120,720	10,546,009	931,803		—
Municipal Real Return Fund	6,087,643	1,653,837	356,042		8,036,725
Municipal Short Duration Fund	—	—	44,311		9,766
Quality Bond Fund	—	—	1,751,142		513,051
Short Duration Fund	—	—	—		2,625,886
Strategic Income Fund	—	—	17,901,103	*	6,655,410	*
Total Return Bond Fund	—	—	6,126,964		—
World Bond Fund	—	—	3,147,520		23,941,476

*	Future utilization maybe limited under the current tax law.

304

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Under the current tax law, net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes, often referred to as Late-Year Ordinary Losses. At October 31, 2017, the following Funds elected to defer Late-Year Ordinary Losses:

Fund	Amount
Municipal Real Return Fund	$401,056

During the fiscal year ended October 31, 2017, the High Yield Fund, Short Duration Fund, Floating Rate Fund and Floating Rate High Income Fund utilized $2,659,078, $1,981,690, $5,397,559 and $783,836 of prior year capital loss carryforwards, respectively.

During the fiscal year ended October 31, 2017, the Municipal Opportunities Fund, Municipal Real Return Fund, High Yield Fund and Floating Rate Fund, had expired $9,797,063, $16,621,393, $18,103,626 and $272,060,203 of prior year capital loss carryforwards, respectively.

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2018 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Local Debt Fund	$199,748,517	$10,064,374	$(14,758,890)	$(4,694,516)
Floating Rate Fund	4,171,121,049	36,073,326	(68,063,506)	(31,990,180)
Floating Rate High Income Fund	557,656,897	6,268,954	(10,019,842)	(3,750,888)
High Yield Fund	348,707,835	8,147,872	(11,172,885)	(3,025,013)
Inflation Plus Fund	597,376,795	6,639,357	(9,680,999)	(3,041,642)
Municipal Income Fund	24,540,926	294,165	(346,538)	(52,373)
Municipal Opportunities Fund	657,191,202	12,242,435	(10,279,633)	1,962,802
Municipal Real Return Fund	157,835,368	6,647,815	(2,653,912)	3,993,903
Municipal Short Duration Fund	18,951,658	23,346	(212,214)	(188,868)
Quality Bond Fund	179,861,308	1,344,451	(3,188,850)	(1,844,399)
Short Duration Fund	918,906,862	2,774,564	(12,954,134)	(10,179,570)
Strategic Income Fund	496,360,640	12,816,248	(16,408,374)	(3,592,126)
Total Return Bond Fund	3,226,699,961	24,973,911	(60,653,466)	(35,679,555)
World Bond Fund	4,179,222,768	211,164,473	(152,341,494)	58,822,979

8.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

305

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Local Debt Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7700% on next $500 million and;
0.7600% over $1 billion

Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Floating Rate High Income Fund	0.7000% on first $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

High Yield Fund	0.6500% on first $500 million and;
0.6000% on next $500 million and;
0.5950% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Inflation Plus Fund	0.5000% on first $500 million and;
0.4500% on next $500 million and;
0.4450% on next $1.5 billion and;
0.4400% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Municipal Income Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Municipal Real Return Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

306

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Fund	Management Fee Rates
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Quality Bond Fund	0.4000% on first $500 million and;
0.3700% on next $500 million and;
0.3400% on next $4 billion and;
0.3300% on next $5 billion and;
0.3200% over $10 billion

Short Duration Fund	0.4500% on first $500 million and;
0.4000% on next $500 million and;
0.3950% on next $1.5 billion and;
0.3900% on next $2.5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion

Total Return Bond Fund	0.4300% on first $500 million and;
0.3800% on next $500 million and;
0.3700% on next $4 billion and;
0.3600% on next $5 billion and;
0.3500% over $10 billion

World Bond Fund	0.7000% on first $250 million and;
0.6500% on next $250 million and;
0.6000% on next $2 billion and;
0.5500% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% on over $10 billion

Prior to March 1, 2018, the following Funds paid the following rates to HFMC for management fees rendered:

World Bond Fund	0.7000% on first $250 million and;
0.6500% on next $250 million and;
0.6000% on next $3.5 billion and;
0.5750% on next $6 billion and;
0.5725% on over $10 billion

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

307

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Fund	Accounting Services Fee Rates
Emerging Markets Local Debt Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Floating Rate Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Floating Rate High Income Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

High Yield Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Inflation Plus Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Municipal Income Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Municipal Opportunities Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Municipal Real Return Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Municipal Short Duration Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Quality Bond Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Short Duration Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Strategic Income Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Total Return Bond Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

World Bond Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

308

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)	Operating Expenses – Allocable expenses incurred by a Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2018, HFMC contractually limited the total operating expenses of each of the following Funds, (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), through February 28, 2019 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.25%	2.00%	1.00%	1.55%	1.25%	0.95%	NA	0.90%	0.90%
Floating Rate Fund*	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	NA	0.75%	NA
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	NA	0.75%	0.75%
High Yield Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	NA	0.70%	0.70%
Inflation Plus Fund	0.85%	1.60%	0.60%	1.20%	0.90%	0.60%	NA	0.55%	0.55%
Municipal Income Fund	0.69%	1.44%	0.44%	NA	NA	NA	NA	NA	0.39%
Municipal Opportunities Fund	0.69%	1.44%	0.44%	NA	NA	NA	NA	NA	0.39%
Municipal Real Return Fund	0.69%	1.44%	0.44%	NA	NA	NA	NA	0.44%	0.39%
Municipal Short Duration Fund	0.69%	1.44%	0.44%	NA	NA	NA	NA	NA	0.39%
Quality Bond Fund	0.85%	1.60%	0.60%	1.19%	0.94%	0.64%	NA	0.54%	0.44%
Short Duration Fund	0.85%	1.60%	0.60%	1.15%	0.85%	0.55%	NA	0.55%	0.55%
Strategic Income Fund	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%	0.60%	0.60%
Total Return Bond Fund*	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	NA	0.75%	NA

*	Expense limitation arrangement described above for Floating Rate Fund and Total Return Bond Fund extends beyond February 28, 2019. Please see the prospectus for more information.

From November 1, 2017 through February 28, 2018, HFMC contractually limited the total operating expenses of each of the following Funds, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Total Return Bond Fund	0.87%	1.62%	0.62%	1.17%	0.87%	0.57%	0.52%	0.52%	0.52%
World Bond Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	0.70%	0.70%	0.70%

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2018, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.25%	2.00%	0.95%	1.36%	1.25%	0.95%	—	0.90%	0.90%
Floating Rate Fund	0.99%	1.73%	0.73%	1.25%	1.00%	0.72%	—	0.70%	0.65%
Floating Rate High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	—	0.75%	0.75%
High Yield Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	—	0.70%	0.70%

309

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Inflation Plus Fund	0.85%	1.60%	0.60%	1.20%	0.90%	0.60%	—	0.55%	0.55%
Municipal Income Fund	0.65%	0.65%	0.40%	—	—	—	—	—	0.39%
Municipal Opportunities Fund	0.69%	1.44%	0.44%	—	—	—	—	—	0.38%
Municipal Real Return Fund	0.69%	1.44%	0.44%	—	—	—	—	0.44%	0.39%
Municipal Short Duration Fund	0.62%	0.72%	0.41%	—	—	—	—	—	0.39%
Quality Bond Fund	0.81%	1.60%	0.56%	1.13%	0.63%	0.56%	—	0.51%	0.44%
Short Duration Fund	0.85%	1.60%	0.56%	1.00%	0.85%	0.55%	—	0.52%	0.49%
Strategic Income Fund	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%	0.60%	0.60%
Total Return Bond Fund	0.83%	1.63%	0.53%	1.15%	0.85%	0.56%	0.44%	0.48%	0.44%
World Bond Fund	1.04%	1.78%	0.77%	1.35%	1.06%	0.76%	0.67%	0.69%	0.67%

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2018, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Local Debt Fund	$46,821	$1,625
Floating Rate Fund	650,711	87,729
Floating Rate High Income Fund	251,778	16,199
High Yield Fund	480,268	13,049
Inflation Plus Fund	197,361	—	*
Municipal Income Fund	45,910	—	*
Municipal Opportunities Fund	375,701	49,162
Municipal Real Return Fund	128,685	548
Municipal Short Duration Fund	20,207	—	*
Quality Bond Fund	30,531	—	*
Short Duration Fund	768,834	136,106
Strategic income Fund	316,171	5,084
Total Return Bond Fund	2,207,280	29,257
World Bond Fund	811,871	30,807

*	Total CDSC includes Underwriter adjustment credits which may cause negative dollar amounts.

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

310

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2018, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Local Debt Fund	$298
Floating Rate Fund	6,564
Floating Rate High Income Fund	833
High Yield Fund	578
Inflation Plus Fund	930
Municipal Income Fund	40
Municipal Opportunities Fund	1,113
Municipal Real Return Fund	287
Municipal Short Duration Fund	32
Quality Bond Fund	225
Short Duration Fund	1,494
Strategic Income Fund	793
Total Return Bond Fund	3,787
World Bond Fund	6,731

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund or (ii) a Specified Amount (as defined below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class R6	0.004%*
Class F	0.004%*

*	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class R6 and Class F was equal to 0.00% of average daily net assets.

Pursuant to a sub-transfer agency agreement between HASCO and DST Asset Manager Solutions, Inc. (“DST”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

311

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

For the six-month period ended April 30, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	0.17%	0.15%	0.05%	0.02%	0.02%	0.04%	—	0.04%	0.00%
Floating Rate Fund	0.10%	0.08%	0.08%	0.02%	0.02%	0.02%	—	0.06%	0.00%
Floating Rate High Income Fund	0.11%	0.10%	0.07%	0.02%	0.02%	0.01%	—	0.04%	0.00%
High Yield Fund	0.18%	0.14%	0.11%	0.02%	0.02%	0.02%	—	0.06%	0.00%
Inflation Plus Fund	0.18%	0.13%	0.12%	0.02%	0.02%	0.02%	—	0.06%	0.00%
Municipal Income Fund	0.06%	0.03%	0.01%	—	—	—	—	—	0.00%
Municipal Opportunities Fund	0.07%	0.07%	0.06%	—	—	—	—	—	0.00%
Municipal Real Return Fund	0.07%	0.07%	0.07%	—	—	—	—	0.06%	0.00%
Municipal Short Duration Fund	0.05%	0.03%	0.02%	—	—	—	—	—	0.00%
Quality Bond Fund	0.13%	0.20%	0.12%	0.02%	0.02%	0.02%	—	0.07%	0.00%
Short Duration Fund	0.16%	0.12%	0.07%	0.02%	0.02%	0.02%	—	0.03%	0.00%
Strategic Income Fund	0.15%	0.12%	0.10%	0.02%	0.02%	0.01%	0.00%	0.04%	0.00%
Total Return Bond Fund	0.14%	0.20%	0.09%	0.02%	0.01%	0.02%	0.00%	0.04%	0.00%
World Bond Fund	0.13%	0.11%	0.10%	0.02%	0.02%	0.02%	0.00%	0.04%	0.00%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

9.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At April 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral
Short Duration Fund	$986,321	$1,011,000	$—
Strategic Income Fund	1,096,461	1,119,250	—
Total Return Bond Fund	1,268,560	1,298,000	—
World Bond Fund	11,621,580	11,885,351	—

312

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018.

Short Duration Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$1,011,000	$—	$—	$—	$1,011,000

Total Borrowings	$1,011,000	$—	$—	$—	$1,011,000

Gross amount of recognized liabilities for securities lending transactions					$1,011,000

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continous” column as the securities are typically callable on demand.

Strategic Income Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Foreign Government Obligations	$1,119,250	$—	$—	$—	$1,119,250

Total Borrowings	$1,119,250	$—	$—	$—	$1,119,250

Gross amount of recognized liabilities for securities lending transactions					$1,119,250

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continous” column as the securities are typically callable on demand.

Total Return Bond Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total

Securities Lending Transactions(1)
Corporate Bonds	$1,298,000	$—	$—	$—	$1,298,000

Total Borrowings	$1,298,000	$—	$—	$—	$1,298,000

Gross amount of recognized liabilities for securities lending transactions					$1,298,000

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continous” column as the securities are typically callable on demand.

313

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

World Bond Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$11,885,351	$—	$—	$—	$11,885,351

Total Borrowings	$11,885,351	$—	$—	$—	$11,885,351

Gross amount of recognized liabilities for securities lending transactions					$11,885,351

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Affiliate Holdings:

As of April 30, 2018, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	—	—	—	51%	17%	100%	—	—	—
Floating Rate Fund	—	—	—	—	—	—	—	—	—
Floating Rate High Income Fund	—	—	—	—	—	—	—	—	—
High Yield Fund	—	—	—	—	—	—	—	—	—
Inflation Plus Fund	—	—	—	—	—	—	—	—	—
Municipal Income Fund	19%	77%	—	—	—	—	—	—	—
Municipal Opportunities Fund	—	—	—	—	—	—	—	—	—
Municipal Real Return Fund	—	—	—	—	—	—	—	—	—
Municipal Short Duration Fund	31%	72%	—	—	—	—	—	—	—
Quality Bond Fund	—	—	—	—	100%	34%	—	67%	—
Short Duration Fund	—	—	—	—	—	—	—	—	—
Strategic Income Fund	—	—	—	—	—	—	97%	—	—
Total Return Bond Fund	—	—	—	—	—	—	—	—	—
World Bond Fund	—	—	—	—	—	—	—	—	—

314

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Emerging Markets Local Debt Fund	—	—	—	—	%*	—	%*	—	%*	—		—		—
Floating Rate Fund	—	—	—	—		—		—		—		—		—
Floating Rate High Income Fund	—	—	—	—		—		—		—		—		—
High Yield Fund	—	—	—	—		—		—		—		—		—
Inflation Plus Fund	—	—	—	—		—		—		—		—		—
Municipal Income Fund	11%	11%	—	—		—		—		—		—		—
Municipal Opportunities Fund	—	—	—	—		—		—		—		—		—
Municipal Real Return Fund	—	—	—	—		—		—		—		—		—
Municipal Short Duration Fund	13%	13%	—	—		—		—		—		—		—
Quality Bond Fund	—	—	—	—		—	%*	—	%*	—		—	%*	—
Short Duration Fund	—	—	—	—		—		—		—		—		—
Strategic Income Fund	—	—	—	—		—		—		—	%*	—		—
Total Return Bond Fund	—	—	—	—		—		—		—		—		—
World Bond Fund	—	—	—	—		—		—		—		—		—

*	Percentage rounds to zero.

As of April 30, 2018, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Funds listed below as follows:

Funds	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	21%
Quality Bond Fund	85%
Short Duration Fund	4%
Strategic Income Fund	30%
Total Return Bond Fund	28%
World Bond Fund	3%

*	As of April 30, 2018, affiliated funds of funds invest in Class F shares.

315

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

11.	Investment Transactions:

For the six-month period ended April 30, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Emerging Markets Local Debt Fund	$132,761,845	$98,289,013
Floating Rate Fund	1,142,960,158	1,494,141,537
Floating Rate High Income Fund	233,299,484	267,422,089
High Yield Fund	51,945,768	59,242,782
Inflation Plus Fund	407,384,985	414,717,512
Municipal Income Fund	3,424,909	1,399,033
Municipal Opportunities Fund	67,747,388	72,562,585
Municipal Real Return Fund	9,855,114	25,441,997
Municipal Short Duration Fund	2,030,418	2,763,246
Quality Bond Fund	11,468,034	5,309,484
Short Duration Fund	148,324,568	157,879,786
Strategic Income Fund	120,441,873	163,946,950
Total Return Bond Fund	537,783,733	336,882,199
World Bond Fund	1,651,265,270	1,436,662,611

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Emerging Markets Local Debt Fund	$—	$—
Floating Rate Fund	—	—
Floating Rate High Income Fund	—	—
High Yield Fund	—	—
Inflation Plus Fund	45,555,164	72,560,531
Municipal Income Fund	—	—
Municipal Opportunities Fund	—	—
Municipal Real Return Fund	—	—
Municipal Short Duration Fund	—	—
Quality Bond Fund	36,304,569	44,449,889
Short Duration Fund	4,824,200	7,751,902
Strategic Income Fund	47,751,414	76,708,309
Total Return Bond Fund	349,506,347	494,024,116
World Bond Fund	478,721,482	455,740,054

316

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Fund	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Local Debt Fund	$132,761,845	$98,289,013
Floating Rate Fund	1,142,960,158	1,494,141,537
Floating Rate High Income Fund	233,299,484	267,422,089
High Yield Fund	51,945,768	59,242,782
Inflation Plus Fund	452,940,149	487,278,043
Municipal Income Fund	3,424,909	1,399,033
Municipal Opportunities Fund	67,747,388	72,562,585
Municipal Real Return Fund	9,855,114	25,441,997
Municipal Short Duration Fund	2,030,418	2,763,246
Quality Bond Fund	47,772,603	49,759,373
Short Duration Fund	153,148,768	165,631,688
Strategic Income Fund	168,193,287	240,655,259
Total Return Bond Fund	887,290,080	830,906,315
World Bond Fund	2,129,986,752	1,892,402,665

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2018, and the year ended October 31, 2017:

Emerging Markets Local Debt Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	673,275	$4,525,550	558,809	$4,295,820
Shares Issued for Reinvested Dividends	260,829	1,680,291	37,806	284,258
Shares Redeemed	(447,866)	(3,014,639)	(280,790)	(2,057,334)

Net Increase (Decrease)	486,238	3,191,202	315,825	2,522,744

Class C
Shares Sold	239,340	$1,610,238	214,621	$1,632,344
Shares Issued for Reinvested Dividends	87,681	564,647	10,685	80,257
Shares Redeemed	(83,292)	(560,504)	(114,371)	(851,381)

Net Increase (Decrease)	243,729	1,614,381	110,935	861,220

Class I
Shares Sold	6,651,901	$44,863,931	6,423,040	$48,138,136
Shares Issued for Reinvested Dividends	1,694,906	10,893,684	187,016	1,415,527
Shares Redeemed	(2,453,433)	(16,330,316)	(1,785,161)	(13,587,632)

Net Increase (Decrease)	5,893,374	39,427,299	4,824,895	35,966,031

Class R3
Shares Sold	1,228	$9,217	11	$82
Shares Issued for Reinvested Dividends	626	4,012	59	441
Shares Redeemed	(8)	(51)	(1,197)	(8,506)

Net Increase (Decrease)	1,846	13,178	(1,127)	(7,983)

317

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Emerging Markets Local Debt Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	2,762	$21,040	4,392	$32,115
Shares Issued for Reinvested Dividends	2,083	13,345	301	2,266
Shares Redeemed	(409)	(2,626)	(2,827)	(21,870)

Net Increase (Decrease)	4,436	31,759	1,866	12,511

Class R5
Shares Issued for Reinvested Dividends	367	$2,271	71	$518
Shares Redeemed	—	—	(231)	(1,651)

Net Increase (Decrease)	367	2,271	(160)	(1,133)

Class Y
Shares Sold	6,765,481	$45,480,683	6,199,191	$46,944,809
Shares Issued for Reinvested Dividends	1,824,230	11,648,591	306,184	2,279,844
Shares Redeemed	(5,110,951)	(33,488,908)	(5,763,326)	(41,681,978)

Net Increase (Decrease)	3,478,760	23,640,366	742,049	7,542,675

Class F(1)
Shares Sold	311,843	$2,109,165	291,404	$2,278,341
Shares Issued for Reinvested Dividends	83,178	534,655	2,840	21,990
Shares Redeemed	(22,811)	(153,912)	(3,797)	(29,562)

Net Increase (Decrease)	372,210	2,489,908	290,447	2,270,769

Total Net Increase (Decrease)	10,480,960	$70,410,364	6,284,730	$49,166,834

(1) Commenced operations on February 28, 2017.

Floating Rate Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	8,552,269	$74,782,823	19,128,465	$166,235,789
Shares Issued for Reinvested Dividends	1,531,002	13,381,367	3,309,056	28,774,996
Shares Redeemed	(14,363,942)	(125,498,108)	(32,164,947)	(279,525,534)
Shares converted (from) Class B into Class A	—	—	49,291	428,871

Net Increase (Decrease)	(4,280,671)	(37,333,918)	(9,678,135)	(84,085,878)

Class B(1)
Shares Sold	—	$—	1,810	$15,650
Shares Issued for Reinvested Dividends	—	—	5,586	48,412
Shares Redeemed	—	—	(389,268)	(3,380,074)
Shares converted (from) Class B into Class A	—	—	(49,377)	(428,871)

Net Increase (Decrease)	—	—	(431,249)	(3,744,883)

318

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Floating Rate Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class C
Shares Sold	2,854,794	$24,923,128	8,285,122	$71,850,761
Shares Issued for Reinvested Dividends	1,589,324	13,874,929	3,425,144	29,739,611
Shares Redeemed	(13,414,177)	(117,058,572)	(33,403,499)	(290,015,969)

Net Increase (Decrease)	(8,970,059)	(78,260,515)	(21,693,233)	(188,425,597)

Class I
Shares Sold	36,270,095	$317,490,732	93,292,478	$811,195,279
Shares Issued for Reinvested Dividends	3,160,925	27,667,379	6,487,636	56,504,106
Shares Redeemed	(41,068,223)	(359,332,931)	(62,900,522)	(547,609,980)

Net Increase (Decrease)	(1,637,203)	(14,174,820)	36,879,592	320,089,405

Class R3
Shares Sold	66,517	$582,454	319,612	$2,783,518
Shares Issued for Reinvested Dividends	17,265	151,305	36,417	317,485
Shares Redeemed	(172,778)	(1,514,330)	(449,859)	(3,920,408)

Net Increase (Decrease)	(88,996)	(780,571)	(93,830)	(819,405)

Class R4
Shares Sold	36,721	$320,481	290,461	$2,522,472
Shares Issued for Reinvested Dividends	10,139	88,586	20,843	181,083
Shares Redeemed	(103,252)	(903,158)	(607,378)	(5,264,232)

Net Increase (Decrease)	(56,392)	(494,091)	(296,074)	(2,560,677)

Class R5
Shares Sold	10,024	$87,612	46,096	$401,622
Shares Issued for Reinvested Dividends	3,421	29,908	6,194	53,858
Shares Redeemed	(88,700)	(773,197)	(26,804)	(233,166)

Net Increase (Decrease)	(75,255)	(655,677)	25,486	222,314

Class Y
Shares Sold	9,624,233	$84,026,034	17,959,268	$155,861,316
Shares Issued for Reinvested Dividends	486,105	4,243,454	1,371,234	11,911,738
Shares Redeemed	(4,434,223)	(38,684,743)	(13,616,549)	(118,327,090)

Net Increase (Decrease)	5,676,115	49,584,745	5,713,953	49,445,964

Class F(2)
Shares Sold	1,524,610	$13,336,411	5,664,111	$49,318,042
Shares Issued for Reinvested Dividends	104,750	917,307	41,686	363,909
Shares Redeemed	(3,473,609)	(30,420,821)	(179,230)	(1,563,129)

Net Increase (Decrease)	(1,844,249)	(16,167,103)	5,526,567	48,118,822

Total Net Increase (Decrease)	(11,276,710)	$(98,281,950)	15,953,077	$138,240,065

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

319

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Floating Rate High Income Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,068,013	$10,746,076	6,220,456	$62,075,957
Shares Issued for Reinvested Dividends	249,075	2,505,572	474,820	4,740,506
Shares Redeemed	(3,073,820)	(30,883,401)	(4,854,931)	(48,213,170)

Net Increase (Decrease)	(1,756,732)	(17,631,753)	1,840,345	18,603,293

Class C
Shares Sold	546,184	$5,495,265	2,389,568	$23,781,520
Shares Issued for Reinvested Dividends	128,076	1,288,407	266,267	2,657,565
Shares Redeemed	(1,157,170)	(11,637,236)	(2,290,857)	(22,830,998)

Net Increase (Decrease)	(482,910)	(4,853,564)	364,978	3,608,087

Class I
Shares Sold	9,252,082	$93,114,929	21,611,017	$215,252,038
Shares Issued for Reinvested Dividends	498,183	5,016,072	930,106	9,297,269
Shares Redeemed	(5,812,988)	(58,468,316)	(13,115,213)	(131,018,220)

Net Increase (Decrease)	3,937,277	39,662,685	9,425,910	93,531,087

Class R3
Shares Sold	2,059	$20,707	6,185	$61,560
Shares Issued for Reinvested Dividends	208	2,094	479	4,773
Shares Redeemed	(10,542)	(105,759)	(5,439)	(54,204)

Net Increase (Decrease)	(8,275)	(82,958)	1,225	12,129

Class R4
Shares Sold	4,050	$40,775	60,736	$603,786
Shares Issued for Reinvested Dividends	913	9,164	1,919	19,145
Shares Redeemed	(1,348)	(13,506)	(43,777)	(435,803)

Net Increase (Decrease)	3,615	36,433	18,878	187,128

Class R5
Shares Sold	551,269	$5,530,484	257,243	$2,564,185
Shares Issued for Reinvested Dividends	12,194	122,397	5,725	57,091
Shares Redeemed	(120,948)	(1,212,590)	(138,905)	(1,388,876)

Net Increase (Decrease)	442,515	4,440,291	124,063	1,232,400

Class Y
Shares Sold	967,964	$9,715,675	706,322	$7,053,434
Shares Issued for Reinvested Dividends	18,886	189,769	16,957	169,062
Shares Redeemed	(686,917)	(6,905,296)	(517,375)	(5,123,098)

Net Increase (Decrease)	299,933	3,000,148	205,904	2,099,398

Class F(1)
Shares Sold	1,002,926	$10,094,322	1,772,935	$17,715,566
Shares Issued for Reinvested Dividends	42,692	429,915	12,552	125,899
Shares Redeemed	(252,397)	(2,540,037)	(82,869)	(829,858)

Net Increase (Decrease)	793,221	7,984,200	1,702,618	17,011,607

Total Net Increase (Decrease)	3,228,644	$32,555,482	13,683,921	$136,285,129

(1) Commenced operations on February 28, 2017.

320

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

High Yield Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,120,459	$15,729,205	13,025,493	$95,838,490
Shares Issued for Reinvested Dividends	703,017	5,195,818	1,524,793	11,311,924
Shares Redeemed	(3,426,634)	(25,402,433)	(18,626,963)	(136,983,461)
Shares converted (from) Class B into Class A	—	—	49,865	369,724

Net Increase (Decrease)	(603,158)	(4,477,410)	(4,026,812)	(29,463,323)

Class B(1)
Shares Sold	—	$—	3,213	$23,244
Shares Issued for Reinvested Dividends	—	—	3,731	27,327
Shares Redeemed	—	—	(165,470)	(1,213,814)
Shares converted (from) Class B into Class A	—	—	(50,163)	(369,724)

Net Increase (Decrease)	—	—	(208,689)	(1,532,967)

Class C
Shares Sold	410,649	$3,032,346	797,124	$5,868,503
Shares Issued for Reinvested Dividends	141,883	1,045,036	317,767	2,349,178
Shares Redeemed	(1,102,906)	(8,131,206)	(1,919,593)	(14,100,822)

Net Increase (Decrease)	(550,374)	(4,053,824)	(804,702)	(5,883,141)

Class I
Shares Sold	1,369,703	$10,196,869	8,603,493	$63,641,209
Shares Issued for Reinvested Dividends	75,600	562,518	330,745	2,468,793
Shares Redeemed	(2,262,889)	(16,837,575)	(10,162,975)	(75,386,997)

Net Increase (Decrease)	(817,586)	(6,078,188)	(1,228,737)	(9,276,995)

Class R3
Shares Sold	35,668	$264,564	69,508	$513,551
Shares Issued for Reinvested Dividends	8,239	60,858	18,627	138,028
Shares Redeemed	(18,682)	(138,201)	(176,649)	(1,307,049)

Net Increase (Decrease)	25,225	187,221	(88,514)	(655,470)

Class R4
Shares Sold	12,612	$93,776	71,101	$523,013
Shares Issued for Reinvested Dividends	4,487	33,223	10,535	78,241
Shares Redeemed	(46,063)	(339,065)	(117,547)	(870,680)

Net Increase (Decrease)	(28,964)	(212,066)	(35,911)	(269,426)

Class R5
Shares Sold	20,885	$155,176	59,380	$439,846
Shares Issued for Reinvested Dividends	3,230	23,856	5,307	39,405
Shares Redeemed	(20,175)	(149,096)	(38,011)	(280,118)

Net Increase (Decrease)	3,940	29,936	26,676	199,133

Class Y
Shares Sold	147,431	$1,085,904	1,825,904	$13,399,235
Shares Issued for Reinvested Dividends	4,094	30,234	29,381	216,101
Shares Redeemed	(1,024,694)	(7,577,327)	(1,970,690)	(14,493,499)

Net Increase (Decrease)	(873,169)	(6,461,189)	(115,405)	(878,163)

321

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

High Yield Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class F(2)
Shares Sold	1,594,438	$11,873,870	6,299,545	$47,021,352
Shares Issued for Reinvested Dividends	172,475	1,280,445	77,851	585,994
Shares Redeemed	(758,827)	(5,638,407)	(310,178)	(2,332,143)

Net Increase (Decrease)	1,008,086	7,515,908	6,067,218	45,275,203

Total Net Increase (Decrease)	(1,836,000)	$(13,549,612)	(414,876)	$(2,485,149)

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

Inflation Plus Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	605,267	$6,333,288	2,431,084	$26,499,504
Shares Issued for Reinvested Dividends	785,830	8,227,645	232,571	2,497,811
Shares Redeemed	(2,237,594)	(23,705,282)	(4,846,303)	(52,818,824)
Shares converted (from) Class B into Class A	—	—	49,994	544,142

Net Increase (Decrease)	(846,497)	(9,144,349)	(2,132,654)	(23,277,367)

Class B(1)
Shares Redeemed	—	$—	(435,742)	$(4,572,156)
Shares converted (from) Class B into Class A	—	—	(51,928)	(544,142)

Net Increase (Decrease)	—	—	(487,670)	(5,116,298)

Class C
Shares Sold	127,854	$1,288,300	485,267	$5,067,603
Shares Issued for Reinvested Dividends	367,950	3,701,578	46,411	479,425
Shares Redeemed	(1,405,110)	(14,260,289)	(3,863,178)	(40,374,593)

Net Increase (Decrease)	(909,306)	(9,270,411)	(3,331,500)	(34,827,565)

Class I
Shares Sold	998,723	$10,796,116	2,812,028	$31,157,542
Shares Issued for Reinvested Dividends	229,645	2,443,418	67,022	731,885
Shares Redeemed	(1,383,109)	(14,751,755)	(3,333,977)	(36,999,677)

Net Increase (Decrease)	(154,741)	(1,512,221)	(454,927)	(5,110,250)

Class R3
Shares Sold	396,584	$4,102,091	595,410	$6,364,034
Shares Issued for Reinvested Dividends	197,366	2,028,924	43,572	460,125
Shares Redeemed	(473,020)	(4,874,615)	(1,261,849)	(13,499,912)

Net Increase (Decrease)	120,930	1,256,400	(622,867)	(6,675,753)

Class R4
Shares Sold	182,366	$1,916,932	367,513	$4,003,160
Shares Issued for Reinvested Dividends	44,084	461,119	14,965	160,571
Shares Redeemed	(160,415)	(1,692,738)	(772,600)	(8,408,749)

Net Increase (Decrease)	66,035	685,313	(390,122)	(4,245,018)

322

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Inflation Plus Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	48,719	$529,660	148,616	$1,644,261
Shares Issued for Reinvested Dividends	13,311	141,225	3,714	40,443
Shares Redeemed	(69,403)	(742,703)	(102,620)	(1,136,688)

Net Increase (Decrease)	(7,373)	(71,818)	49,710	548,016

Class Y
Shares Sold	157,880	$1,708,105	2,287,752	$25,285,952
Shares Issued for Reinvested Dividends	127,899	1,363,401	147,339	1,611,890
Shares Redeemed	(254,131)	(2,725,106)	(8,615,366)	(95,854,898)

Net Increase (Decrease)	31,648	346,400	(6,180,275)	(68,957,056)

Class F(2)
Shares Sold	1,303,429	$13,993,571	12,536,318	$139,517,261
Shares Issued for Reinvested Dividends	532,708	5,668,012	—	—
Shares Redeemed	(751,915)	(8,065,455)	(1,810,897)	(20,236,302)

Net Increase (Decrease)	1,084,222	11,596,128	10,725,421	119,280,959

Total Net Increase (Decrease)	(615,082)	$(6,114,558)	(2,824,884)	$(28,380,332)

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

Municipal Income Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	222,171	$2,280,846	522,833	$5,286,727
Shares Issued for Reinvested Dividends	15,770	160,986	25,061	254,851
Shares Redeemed	(95,241)	(974,737)	(257,540)	(2,602,848)

Net Increase (Decrease)	142,700	1,467,095	290,354	2,938,730

Class C
Shares Sold	24,597	$253,466	28,194	$285,081
Shares Issued for Reinvested Dividends	3,940	40,223	6,377	64,978
Shares Redeemed	(7,441)	(75,811)	(6,674)	(68,639)

Net Increase (Decrease)	21,096	217,878	27,897	281,420

Class I
Shares Sold	16,314	$168,000	93,198	$945,792
Shares Issued for Reinvested Dividends	7,538	76,953	14,819	150,578
Shares Redeemed	(9,523)	(97,875)	(128,716)	(1,317,242)

Net Increase (Decrease)	14,329	147,078	(20,699)	(220,872)

323

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Municipal Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	35,801	$365,959	109,935	$1,134,529
Shares Issued for Reinvested Dividends	1,577	16,097	470	4,852
Shares Redeemed	(21,372)	(217,721)	(1,214)	(12,599)

Net Increase (Decrease)	16,006	164,335	109,191	1,126,782

Total Net Increase (Decrease)	194,131	$1,996,386	406,743	$4,126,060

(1) Inception date of class was February 28, 2017.

Municipal Opportunities Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,227,269	$18,992,387	5,633,739	$47,940,227
Shares Issued for Reinvested Dividends	355,751	3,024,260	708,419	6,030,148
Shares Redeemed	(3,991,144)	(33,966,039)	(9,739,624)	(82,411,622)
Shares converted (from) Class B into Class A	—	—	5,032	43,072

Net Increase (Decrease)	(1,408,124)	(11,949,392)	(3,392,434)	(28,398,175)

Class B(1)
Shares Sold	—	$—	68	$572
Shares Issued for Reinvested Dividends	—	—	647	5,446
Shares Redeemed	—	—	(106,652)	(903,336)
Shares converted (from) Class B into Class A	—	—	(5,035)	(43,072)

Net Increase (Decrease)	—	—	(110,972)	(940,390)

Class C
Shares Sold	426,752	$3,654,142	1,104,646	$9,378,129
Shares Issued for Reinvested Dividends	91,661	779,944	197,214	1,678,823
Shares Redeemed	(1,486,329)	(12,662,446)	(4,337,066)	(36,835,547)

Net Increase (Decrease)	(967,916)	(8,228,360)	(3,035,206)	(25,778,595)

Class I
Shares Sold	7,948,233	$67,939,897	18,847,663	$160,253,889
Shares Issued for Reinvested Dividends	369,975	3,151,571	706,639	6,027,847
Shares Redeemed	(7,375,822)	(62,980,160)	(23,210,720)	(197,130,306)

Net Increase (Decrease)	942,386	8,111,308	(3,656,418)	(30,848,570)

Class F(2)
Shares Sold	1,490,729	$12,754,627	2,986,986	$25,839,441
Shares Issued for Reinvested Dividends	52,559	447,589	15,500	133,771
Shares Redeemed	(427,906)	(3,643,312)	(67,463)	(583,487)

Net Increase (Decrease)	1,115,382	9,558,904	2,935,023	25,389,725

Total Net Increase (Decrease)	(318,272)	$(2,507,540)	(7,260,007)	$(60,576,005)

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

324

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Municipal Real Return Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	316,037	$2,911,495	1,745,729	$15,964,627
Shares Issued for Reinvested Dividends	125,798	1,154,080	273,869	2,515,306
Shares Redeemed	(1,129,076)	(10,384,855)	(2,758,644)	(25,330,770)
Shares converted (from) Class B into Class A	—	—	1,177	10,727

Net Increase (Decrease)	(687,241)	(6,319,280)	(737,869)	(6,840,110)

Class B(1)
Shares Sold	—	$—	2	$16
Shares Issued for Reinvested Dividends	—	—	274	2,488
Shares Redeemed	—	—	(33,822)	(307,676)
Shares converted (from) Class B into Class A	—	—	(1,188)	(10,727)

Net Increase (Decrease)	—	—	(34,734)	(315,899)

Class C
Shares Sold	23,050	$211,394	147,625	$1,345,763
Shares Issued for Reinvested Dividends	15,701	143,214	36,498	333,101
Shares Redeemed	(311,067)	(2,839,392)	(996,017)	(9,073,717)

Net Increase (Decrease)	(272,316)	(2,484,784)	(811,894)	(7,394,853)

Class I
Shares Sold	611,050	$5,647,927	4,147,893	$38,010,576
Shares Issued for Reinvested Dividends	60,111	553,070	116,709	1,075,533
Shares Redeemed	(1,506,734)	(13,846,753)	(2,111,604)	(19,436,339)

Net Increase (Decrease)	(835,573)	(7,645,756)	2,152,998	19,649,770

Class Y
Shares Sold	29,953	$274,574	74,685	$685,451
Shares Issued for Reinvested Dividends	22,422	205,178	47,381	433,749
Shares Redeemed	(102,916)	(944,624)	(222,180)	(2,035,218)

Net Increase (Decrease)	(50,541)	(464,872)	(100,114)	(916,018)

Class F(2)
Shares Sold	158,276	$1,459,695	686,716	$6,340,980
Shares Issued for Reinvested Dividends	10,611	97,530	4,894	45,238
Shares Redeemed	(194,052)	(1,780,552)	(26,700)	(247,008)

Net Increase (Decrease)	(25,165)	(223,327)	664,910	6,139,210

Total Net Increase (Decrease)	(1,870,836)	$(17,138,019)	1,133,297	$10,322,100

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

Municipal Short Duration Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	144,597	$1,441,993	306,528	$3,064,942
Shares Issued for Reinvested Dividends	6,426	63,953	9,593	95,930
Shares Redeemed	(158,286)	(1,578,065)	(315,190)	(3,142,803)

Net Increase (Decrease)	(7,263)	(72,119)	931	18,069

325

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Municipal Short Duration Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class C
Shares Sold	14,518	$144,695	48,770	$484,994
Shares Issued for Reinvested Dividends	2,544	25,312	3,422	34,253
Shares Redeemed	(22,186)	(221,207)	(95,914)	(953,334)

Net Increase (Decrease)	(5,124)	(51,200)	(43,722)	(434,087)

Class I
Shares Sold	62,068	$619,787	205,252	$2,052,679
Shares Issued for Reinvested Dividends	5,846	58,207	9,567	95,702
Shares Redeemed	(105,271)	(1,054,657)	(80,370)	(807,445)

Net Increase (Decrease)	(37,357)	(376,663)	134,449	1,340,936

Class F(1)
Shares Sold	11,310	$113,026	51,646	$520,470
Shares Issued for Reinvested Dividends	479	4,773	155	1,563
Shares Redeemed	(10,637)	(105,913)	(1,113)	(11,213)

Net Increase (Decrease)	1,152	11,886	50,688	510,820

Total Net Increase (Decrease)	(48,592)	$(488,096)	142,346	$1,435,738

(1) Inception date of class was February 28, 2017.

Quality Bond Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	146,344	$1,439,144	553,795	$5,604,854
Shares Issued for Reinvested Dividends	14,817	145,499	51,254	506,316
Shares Redeemed	(186,095)	(1,828,088)	(639,805)	(6,368,114)

Net Increase (Decrease)	(24,934)	(243,445)	(34,756)	(256,944)

Class C
Shares Sold	58,893	$567,732	121,503	$1,217,675
Shares Issued for Reinvested Dividends	1,696	16,526	10,279	100,521
Shares Redeemed	(56,713)	(553,399)	(251,750)	(2,487,150)

Net Increase (Decrease)	3,876	30,859	(119,968)	(1,168,954)

Class I
Shares Sold	275,527	$2,745,279	516,397	$5,162,133
Shares Issued for Reinvested Dividends	5,153	50,718	31,926	315,315
Shares Redeemed	(395,976)	(3,902,408)	(1,344,825)	(13,411,053)

Net Increase (Decrease)	(115,296)	(1,106,411)	(796,502)	(7,933,605)

Class R3
Shares Sold	3,170	$30,887	11,245	$110,754
Shares Issued for Reinvested Dividends	188	1,838	724	7,147
Shares Redeemed	(8,477)	(83,997)	(5,830)	(57,972)

Net Increase (Decrease)	(5,119)	(51,272)	6,139	59,929

326

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Quality Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	—	$—	1	$11
Shares Issued for Reinvested Dividends	13	134	61	597
Shares Redeemed	—	—	(1,249)	(12,277)

Net Increase (Decrease)	13	134	(1,187)	(11,669)

Class R5
Shares Issued for Reinvested Dividends	38	$366	160	$1,582
Shares Redeemed	—	—	(1,544)	(15,498)

Net Increase (Decrease)	38	366	(1,384)	(13,916)

Class Y
Shares Sold	500	$4,916	1,620,060	$16,082,853
Shares Issued for Reinvested Dividends	17	175	227,578	2,244,997
Shares Redeemed	(460)	(4,591)	(10,901,734)	(108,444,605)

Net Increase (Decrease)	57	500	(9,054,096)	(90,116,755)

Class F(1)
Shares Sold	385,232	$3,812,838	12,825,726	$127,588,765
Shares Issued for Reinvested Dividends	154,862	1,521,196	143,569	1,435,772
Shares Redeemed	(262,404)	(2,578,883)	(1,228,682)	(12,319,232)

Net Increase (Decrease)	277,690	2,755,151	11,740,613	116,705,305

Total Net Increase (Decrease)	136,325	$1,385,882	1,738,859	$17,263,391

(1) Inception date of class was February 28, 2017.

Short Duration Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	10,912,184	$106,985,274	26,838,594	$264,577,161
Shares Issued for Reinvested Dividends	553,757	5,418,599	1,017,775	10,034,949
Shares Redeemed	(13,921,897)	(136,512,593)	(28,460,431)	(280,536,947)
Shares converted (from) Class B into Class A	—	—	45,698	450,432

Net Increase (Decrease)	(2,455,956)	(24,108,720)	(558,364)	(5,474,405)

Class B(1)
Shares Sold	—	$—	13,307	$133,708
Shares Issued for Reinvested Dividends	—	—	2,021	20,031
Shares Redeemed	—	—	(210,692)	(2,088,656)
Shares converted (from) Class B into Class A	—	—	(45,414)	(450,432)

Net Increase (Decrease)	—	—	(240,778)	(2,385,349)

Class C
Shares Sold	1,331,836	$13,047,735	2,757,116	$27,177,810
Shares Issued for Reinvested Dividends	72,464	708,713	138,710	1,367,501
Shares Redeemed	(2,324,710)	(22,776,160)	(5,161,585)	(50,851,100)

Net Increase (Decrease)	(920,410)	(9,019,712)	(2,265,759)	(22,305,789)

327

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Short Duration Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares Sold	9,531,986	$93,583,923	19,064,223	$188,322,614
Shares Issued for Reinvested Dividends	215,323	2,110,808	394,419	3,897,530
Shares Redeemed	(10,619,130)	(104,104,331)	(19,802,518)	(195,728,825)

Net Increase (Decrease)	(871,821)	(8,409,600)	(343,876)	(3,508,681)

Class R3
Shares Sold	9,667	$94,235	36,855	$361,681
Shares Issued for Reinvested Dividends	970	9,465	1,769	17,395
Shares Redeemed	(32,305)	(315,995)	(37,643)	(369,969)

Net Increase (Decrease)	(21,668)	(212,295)	981	9,107

Class R4
Shares Sold	7,664	$74,627	732	$7,233
Shares Issued for Reinvested Dividends	565	5,517	1,051	10,353
Shares Redeemed	(7,080)	(68,980)	(5,261)	(51,724)

Net Increase (Decrease)	1,149	11,164	(3,478)	(34,138)

Class R5
Shares Sold	87,827	$856,897	78,852	$776,242
Shares Issued for Reinvested Dividends	1,293	12,629	1,287	12,682
Shares Redeemed	(13,463)	(131,459)	(19,439)	(191,464)

Net Increase (Decrease)	75,657	738,067	60,700	597,460

Class Y
Shares Sold	549,238	$5,352,803	408,800	$4,020,600
Shares Issued for Reinvested Dividends	9,290	90,588	49,945	490,538
Shares Redeemed	(117,277)	(1,141,882)	(4,537,796)	(44,574,541)

Net Increase (Decrease)	441,251	4,301,509	(4,079,051)	(40,063,403)

Class F(2)
Shares Sold	2,776,987	$27,230,625	11,794,302	$116,633,349
Shares Issued for Reinvested Dividends	147,050	1,442,163	89,647	886,884
Shares Redeemed	(1,150,625)	(11,298,525)	(1,380,089)	(13,660,925)

Net Increase (Decrease)	1,773,412	17,374,263	10,503,860	103,859,308

Total Net Increase (Decrease)	(1,978,386)	$(19,325,324)	3,074,235	$30,694,110

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

Strategic Income Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,371,284	$12,081,249	3,265,129	$28,935,626
Issued in Merger	—	—	4,429,429	40,127,523
Shares Issued for Reinvested Dividends	741,308	6,488,120	576,470	5,062,880
Shares Redeemed	(1,943,038)	(17,082,419)	(4,005,424)	(35,211,597)
Shares converted (from) Class B into Class A	—	—	37,166	332,572

Net Increase (Decrease)	169,554	1,486,950	4,302,770	39,247,004

328

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Strategic Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class B(1)
Shares Sold	—	$—	128	$1,382
Shares Issued for Reinvested Dividends	—	—	5,450	47,315
Shares Redeemed	—	—	(219,542)	(1,943,428)
Shares converted (from) Class B into Class A	—	—	(37,084)	(332,572)

Net Increase (Decrease)	—	—	(251,048)	(2,227,303)

Class C
Shares Sold	405,834	$3,582,935	775,562	$6,904,594
Issued in Merger	—	—	879,703	7,995,271
Shares Issued for Reinvested Dividends	294,439	2,589,129	264,057	2,319,846
Shares Redeemed	(983,855)	(8,683,143)	(2,211,076)	(19,506,706)

Net Increase (Decrease)	(283,582)	(2,511,079)	(291,754)	(2,286,995)

Class I
Shares Sold	2,396,468	$21,163,365	7,918,792	$70,702,971
Issued in Merger	—	—	444,149	4,037,178
Shares Issued for Reinvested Dividends	325,996	2,862,369	199,843	1,771,013
Shares Redeemed	(2,672,275)	(23,535,522)	(2,891,768)	(25,863,941)

Net Increase (Decrease)	50,189	490,212	5,671,016	50,647,221

Class R3
Shares Sold	7,074	$62,656	10,498	$92,311
Issued in Merger	—	—	6,717	60,732
Shares Issued for Reinvested Dividends	1,378	12,040	1,142	9,989
Shares Redeemed	(9,792)	(86,968)	(12,280)	(105,173)

Net Increase (Decrease)	(1,340)	(12,272)	6,077	57,859

Class R4
Shares Sold	5,711	$50,121	19,498	$175,467
Issued in Merger	—	—	62,760	568,454
Shares Issued for Reinvested Dividends	821	7,185	741	6,453
Shares Redeemed	(30,512)	(273,074)	(25,324)	(224,242)

Net Increase (Decrease)	(23,980)	(215,768)	57,675	526,132

Class R5
Shares Sold	39,679	$348,647	6,615	$59,381
Issued in Merger	—	—	121,631	1,101,282
Shares Issued for Reinvested Dividends	1,487	13,015	2,173	19,057
Shares Redeemed	(51,805)	(459,351)	(14,385)	(128,782)

Net Increase (Decrease)	(10,639)	(97,689)	116,034	1,050,938

Class R6
Shares Sold	42	$375	—	$—
Shares Issued for Reinvested Dividends	58	506	58	509
Shares Redeemed	—	(1)	—	—

Net Increase (Decrease)	100	880	58	509

329

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Strategic Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	219,883	$1,910,829	1,724,634	$15,022,461
Issued in Merger	—	—	4,976	45,036
Shares Issued for Reinvested Dividends	4,369	38,132	451,178	3,885,223
Shares Redeemed	(64,917)	(561,714)	(20,852,824)	(182,600,748)

Net Increase (Decrease)	159,335	1,387,247	(18,672,036)	(163,648,028)

Class F(2)
Shares Sold	1,535,421	$13,568,805	24,283,923	$215,837,454
Issued in Merger	—	—	1,047	9,518
Shares Issued for Reinvested Dividends	790,042	6,936,730	391,846	3,521,055
Shares Redeemed	(4,242,827)	(37,820,708)	(4,710,795)	(42,736,013)

Net Increase (Decrease)	(1,917,364)	(17,315,173)	19,966,021	176,632,014

Total Net Increase (Decrease)	(1,857,727)	$(16,786,692)	10,904,813	$99,999,351

(1) Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2) Inception date of class was February 28, 2017.

Total Return Bond Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	8,586,435	$88,371,065	18,163,358	$188,141,716
Shares Issued for Reinvested Dividends	1,278,250	13,136,144	1,823,225	18,889,233
Shares Redeemed	(7,297,244)	(74,950,042)	(20,792,172)	(214,657,185)
Shares converted (from) Class B into Class A	—	—	55,634	573,348

Net Increase (Decrease)	2,567,441	26,557,167	(749,955)	(7,052,888)

Class B(1)
Shares Sold	—	$—	12,689	$130,934
Shares Issued for Reinvested Dividends	—	—	3,240	33,069
Shares Redeemed	—	—	(383,740)	(3,934,500)
Shares converted (from) Class B into Class A	—	—	(56,080)	(573,348)

Net Increase (Decrease)	—	—	(423,891)	(4,343,845)

Class C
Shares Sold	309,158	$3,194,414	804,426	$8,350,803
Shares Issued for Reinvested Dividends	48,285	497,236	105,962	1,099,083
Shares Redeemed	(745,494)	(7,688,892)	(2,285,659)	(23,662,252)

Net Increase (Decrease)	(388,051)	(3,997,242)	(1,375,271)	(14,212,366)

Class I
Shares Sold	2,334,542	$24,089,017	18,750,633	$193,708,102
Shares Issued for Reinvested Dividends	55,286	568,375	403,178	4,180,130
Shares Redeemed	(1,546,891)	(15,930,471)	(26,836,919)	(280,361,346)

Net Increase (Decrease)	842,937	8,726,921	(7,683,108)	(82,473,114)

330

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Total Return Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	31,575	$330,262	171,287	$1,804,987
Shares Issued for Reinvested Dividends	6,006	62,884	12,533	132,172
Shares Redeemed	(60,262)	(637,533)	(190,499)	(2,008,904)

Net Increase (Decrease)	(22,681)	(244,387)	(6,679)	(71,745)

Class R4
Shares Sold	92,776	$971,422	190,198	$2,001,668
Shares Issued for Reinvested Dividends	21,215	221,923	34,655	365,094
Shares Redeemed	(270,767)	(2,818,475)	(319,521)	(3,355,591)

Net Increase (Decrease)	(156,776)	(1,625,130)	(94,668)	(988,829)

Class R5
Shares Sold	4,135	$43,100	13,751	$144,975
Shares Issued for Reinvested Dividends	3,037	31,716	3,924	41,344
Shares Redeemed	(6,794)	(71,404)	(10,172)	(105,172)

Net Increase (Decrease)	378	3,412	7,503	81,147

Class R6
Shares Sold	27,804	$285,809	105,192	$1,110,306
Shares Issued for Reinvested Dividends	2,432	25,330	1,175	12,470
Shares Redeemed	(1,298)	(13,377)	(4,459)	(47,702)

Net Increase (Decrease)	28,938	297,762	101,908	1,075,074

Class Y
Shares Sold	4,670,447	$48,760,872	11,186,504	$116,784,565
Shares Issued for Reinvested Dividends	921,988	9,614,434	1,891,675	19,839,698
Shares Redeemed	(3,062,406)	(31,718,738)	(68,621,216)	(718,275,784)

Net Increase (Decrease)	2,530,029	26,656,568	(55,543,037)	(581,651,521)

Class F(2)
Shares Sold	10,424,202	$107,018,690	93,173,588	$965,607,858
Shares Issued for Reinvested Dividends	2,134,816	21,924,613	1,170,410	12,241,553
Shares Redeemed	(5,203,246)	(53,084,148)	(4,708,465)	(49,215,444)

Net Increase (Decrease)	7,355,772	75,859,155	89,635,533	928,633,967

Total Net Increase (Decrease)	12,757,987	$132,234,226	23,868,335	$238,995,880

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

World Bond Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	5,170,003	$54,264,312	11,785,185	$121,604,974
Shares Redeemed	(5,380,662)	(56,460,852)	(26,554,215)	(273,871,576)

Net Increase (Decrease)	(210,659)	(2,196,540)	(14,769,030)	(152,266,602)

331

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

World Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class C
Shares Sold	368,574	$3,808,550	861,475	$8,799,167
Shares Redeemed	(1,684,453)	(17,406,672)	(6,119,429)	(62,517,040)

Net Increase (Decrease)	(1,315,879)	(13,598,122)	(5,257,954)	(53,717,873)

Class I
Shares Sold	25,153,891	$265,511,118	168,305,112	$1,738,828,328
Shares Issued for Reinvested Dividends	14,481	152,200	—	—
Shares Redeemed	(37,668,836)	(397,841,552)	(221,085,661)	(2,298,327,137)

Net Increase (Decrease)	(12,500,464)	(132,178,234)	(52,780,549)	(559,498,809)

Class R3
Shares Sold	17,640	$184,194	58,471	$603,734
Shares Redeemed	(113,943)	(1,191,204)	(34,893)	(360,377)

Net Increase (Decrease)	(96,303)	(1,007,010)	23,578	243,357

Class R4
Shares Sold	8,160	$85,719	24,807	$255,370
Shares Redeemed	(26,027)	(273,492)	(79,720)	(822,780)

Net Increase (Decrease)	(17,867)	(187,773)	(54,913)	(567,410)

Class R5
Shares Sold	84,734	$895,573	167,311	$1,729,850
Shares Issued for Reinvested Dividends	32	332	—	—
Shares Redeemed	(32,022)	(338,399)	(78,183)	(812,982)

Net Increase (Decrease)	52,744	557,506	89,128	916,868

Class R6
Shares Sold	344,085	$3,652,946	90,913	$947,663
Shares Issued for Reinvested Dividends	35	365	—	—
Shares Redeemed	(54,635)	(579,132)	(55,178)	(571,080)

Net Increase (Decrease)	289,485	3,074,179	35,735	376,583

Class Y
Shares Sold	8,116,080	$85,866,064	28,754,002	$299,232,482
Shares Issued for Reinvested Dividends	9,393	99,007	—	—
Shares Redeemed	(5,837,057)	(61,767,889)	(36,903,790)	(382,734,621)

Net Increase (Decrease)	2,288,416	24,197,182	(8,149,788)	(83,502,139)

Class F(1)
Shares Sold	20,952,978	$221,397,966	126,436,442	$1,320,942,588
Shares Issued for Reinvested Dividends	33,831	355,902	—	—
Shares Redeemed	(8,862,080)	(93,675,005)	(8,880,802)	(92,990,212)

Net Increase (Decrease)	12,124,729	128,078,863	117,555,640	1,227,952,376

Total Net Increase (Decrease)	614,202	$6,740,051	36,691,847	$379,936,351

(1) Commenced operations on February 28, 2017.

332

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2018, none of the Funds had borrowings under this facility.

14.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

In July 2007, the Floating Rate Fund and more than 60 other lenders (known collectively as the “Transeastern Lenders”) accepted the payoff of a guarantee from Tousa, Inc. (“Tousa”), a Florida homebuilder. In order to fund the payoff, Tousa borrowed money from certain new lenders and secured the loan by granting liens to the new lenders on the assets of certain Tousa subsidiaries (the “Subsidiaries”). In January 2008, Tousa filed petitions for relief under Chapter11 of the U.S.Bankruptcy Code. In July 2008, a committee of creditors of the Subsidiaries (the “Committee”) brought suit in the Bankruptcy Court of the Southern District of Florida (the “Bankruptcy Court”) against the Transeastern Lenders alleging that the Subsidiaries had received no benefit in return for the liens on their assets, that the Subsidiaries were coborrowers on the loan from the new lenders, and that the Transeastern Lenders received the value of the liens when the Transeastern Lenders accepted the payoff. The Subsidiaries sought the avoidance of their liens and the return of the value of those liens to the bankruptcy estate. On October 13, 2009, the Bankruptcy Court ruled in favor of the Committee, avoided the liens, and ordered the Transeastern Lenders to return the payoff amount to the bankruptcy estate. The Transeastern Lenders, together with the Fund, appealed the decision to the U.S. District Court for the Southern District of Florida (the “District Court”). On February 11, 2011, the District Court ruled in favor of the Transeastern Lenders (including the Fund) and quashed the Bankruptcy Court’s opinion. The Committee appealed to the U.S. Circuit Court of Appeals for the Eleventh Circuit (the “Eleventh Circuit”), which reinstated the Bankruptcy Court opinion, but remanded

333

Hartford Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

back to the District Court on the question of remedies. The District Court then in turn remanded one issue back to the Bankruptcy Court for a report and recommendation. On April 1, 2016, the Bankruptcy Court issued its report and recommendation, which was unfavorable in many respects to the Transeastern Lenders. On March 8, 2017, the District Court accepted the report and recommendation and ordered the Transeastern Lenders to disgorge and return the payoff amount, plus prejudgment interest. The Transeastern Lenders appealed the District Court’s decision to the Eleventh Circuit and entered into settlement negotiations. On December 19, 2017, the parties to the Tousa matter entered into a settlement agreement, which was approved by the Bankruptcy Court in January 2018. As part of that settlement agreement, the Fund paid $1,972,739.72, which represents a portion of the proceeds it received as part of the loan guarantee payments. As part of the settlement agreement, the Floating Rate Fund was released from any further claims in this matter.

15.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2018, events and transactions subsequent to April 30, 2018, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. The following subsequent events requiring financial statement adjustment or disclosure have been identified.

At a meeting held February 6-7, 2018, the Board of Directors of The Hartford Mutual Funds II, Inc. and The Hartford Mutual Funds, Inc. approved an Agreement and Plan of Reorganization that provides for the reorganization of the Municipal Real Return Fund with and into the Municipal Opportunities Fund (the “Reorganization”). The Board of Directors of The Hartford Mutual Funds II, Inc. has called a special Meeting of Shareholders of the Municipal Real Return Fund to be held on or about June 28, 2018, for the purpose of seeking approval of the Reorganization by the Shareholders of the Municipal Real Return Fund. If approved, the Reorganization is expected to occur on or about July 16, 2018.

At a meeting held on May 1-2, 2018, the Board of Directors of The Hartford Mutual Funds, Inc. approved an extension of the contractual operating expense caps that are currently in effect for the Municipal Opportunities Fund through May 31, 2019.

Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Effective October 1, 2018, Class C shares held in an account directly through the Funds’ transfer agent for which no financial intermediary is specified or Hartford Funds Distributors, LLC is listed as the dealer of record will periodically be converted to Class A shares. Effective October 1, 2018, each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any such direct purchase received by the Funds’ transfer agent for Class C shares for such accounts will automatically be invested in Class A shares. For more information on the above referenced changes, please see the Funds’ most recent prospectus.

334

Hartford Fixed Income Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

335

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-FI18    6/18    206767    Printed in U.S.A.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Alternative Funds

Semi-Annual Report

April 30, 2018 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report, covering the period from November 1, 2017 through April 30, 2018.

Market Review

While U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 saw a 21.8% return as of 2017 year end, U.S. equities have experienced a nearly flat return of

0.4% along with increased volatility year-to-date as of April 30.

The Index has experienced more than 20 days with swings of 1% or more this year, compared to eight days for all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have contributed to the return of volatility.

In the six-month period that ended April 30, 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases by raising rates twice, each time by 0.25%. As of the end of April, short-term rates range from 1.5% to 1.75%. At the time of this writing, expectations were for a continued gradual increase throughout 2018. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. In December, the first significant overhaul of the U.S. tax code in more than 30 years was signed into law. Geopolitical tensions continue to persist around U.S. engagement with Syria and North Korea, heightening market uncertainty. In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking to leave the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Alternative Funds

Fund Performance and Summary

The Hartford Global Real Asset Fund (consolidated) inception 05/28/2010

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide long-term total returns that outpace inflation over a macroeconomic cycle.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	6.40%	13.16%	-0.62%	0.52%
Class A4	0.55%	6.93%	-1.74%	-0.19%
Class C3	6.01%	12.26%	-1.35%	-0.22%
Class C4	5.01%	11.26%	-1.35%	-0.22%
Class I3	6.60%	13.50%	-0.34%	0.79%
Class R3[3]	6.39%	12.87%	-0.84%	0.29%
Class R4[3]	6.55%	13.18%	-0.57%	0.57%
Class R5[3]	6.60%	13.49%	-0.31%	0.83%
Class Y3	6.61%	13.50%	-0.25%	0.88%
Class F3	6.65%	13.55%	-0.33%	0.79%
55% MSCI All Country World Commodity Producers Index (Net)/ 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 10% Bloomberg Commodity Index Total Return	6.25%	12.55%	0.14%	1.87%
MSCI All Country World Commodity Producers Index (Net)	10.51%	21.86%	1.08%	2.06%
Bloomberg Barclays U.S. TIPS 1-10 Year Index	-0.17%	-0.15%	-0.09%	2.11%
Bloomberg Commodity Index Total Return	4.74%	8.02%	-7.33%	-3.88%

[1]	Not Annualized
[2]	Inception: 05/28/2010
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

55% MSCI All Country World Commodity Producers Index (Net)/ 35% Bloomberg Barclays U.S. TIPS 1-10 Year Index/ 10% Bloomberg Commodity Index Total Return is calculated by Hartford Funds Management Company, LLC.

MSCI All Country World Commodity Producers Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity

2

The Hartford Global Real Asset Fund (consolidated)

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

universe of MSCI All Country World Index, the parent index, which covers mid and large cap securities across developed market and emerging market countries.

Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents U.S. Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.

Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (“BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury bills.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Net	Gross
Global Real Asset Fund Class A	1.26%	1.57%
Global Real Asset Fund Class C	2.01%	2.29%
Global Real Asset Fund Class I	1.01%	1.16%
Global Real Asset Fund Class R3	1.51%	1.81%
Global Real Asset Fund Class R4	1.21%	1.51%
Global Real Asset Fund Class R5	0.96%	1.21%
Global Real Asset Fund Class Y	0.91%	1.11%
Global Real Asset Fund Class F	0.91%	1.10%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. The investment manager has also contractually agreed to waive the Fund’s management fee in an amount equal to the management fee of that subsidiary fund for as long as the Fund remains invested in that subsidiary fund. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The fund seeks to achieve its investment objective by allocating assets among different asset classes and/or specialist portfolio managers. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Investments in the commodities market and the natural-resource industry may increase the Fund’s liquidity risk, volatility and risk of loss if adverse developments occur. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with a non-U.S. subsidiary and its investments.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	62.5%
Convertible Preferred Stocks	0.1
Exchange-Traded Funds	0.7
Preferred Stocks	0.1
Warrants	0.0 *

Total	63.4%

Fixed Income Securities
Convertible Bonds	0.1%
Corporate Bonds	0.5
Foreign Government Obligations	0.9
U.S. Government Securities	16.9

Total	18.4%

Short-Term Investments	18.9
Purchased Options	0.1
Other Assets & Liabilities	(0.8)

Total	100.0%

*	Percentage rounds to zero.

3

The Hartford Global Real Asset Fund (consolidated)

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Composition by Country

as of April 30, 2018

Country	Percentage of Net Assets
Argentina	0.2%
Australia	1.8
Austria	0.1
Brazil	1.8
Canada	4.3
Cayman Islands	0.1
China	1.8
Colombia	0.1
Denmark	0.1
France	2.8
Germany	0.8
Greece	0.0	*
Hong Kong	0.8
India	0.7
Indonesia	0.0	*
Ireland	0.1
Israel	0.1
Italy	2.2
Japan	3.4
Jersey	0.1
Luxembourg	0.5
Malaysia	0.1
Mexico	0.3
Netherlands	2.7
New Zealand	0.1
Norway	0.9
Oman	0.1
Peru	0.0	*
Poland	0.0	*
Portugal	0.3
Qatar	0.1
Russia	1.5
Singapore	0.3
South Africa	0.2
South Korea	0.6
Spain	0.6
Sweden	0.3
Switzerland	0.6
Taiwan	0.2
Turkey	0.0	*
Ukraine	0.0	*
United Arab Emirates	0.1
United Kingdom	5.4
United States	45.6
Short-Term Investments	18.9
Other Assets & Liabilities	(0.8)
Purchased Options	0.1

Total	100.0%

*	Percentage rounds to zero.

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

4

Fund Performance and Summary

Hartford Long/Short Global Equity Fund inception 08/29/2014

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	Since Inception[2]
Class A3	2.47%	9.07%	5.99%
Class A4	-3.17%	3.07%	4.37%
Class C3	2.26%	8.78%	5.40%
Class C4	1.28%	7.78%	5.40%
Class I3	2.50%	9.06%	6.17%
Class Y3	2.56%	9.21%	6.23%
Class F3	2.57%	9.23%	6.19%
MSCI All Country World Index (Net)	3.56%	14.16%	6.69%
HFRX Equity Hedge Index	2.54%	6.98%	2.19%

[1]	Not Annualized
[2]	Inception: 08/29/2014
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of accounts that maintain positions both long and short in primarily equity and equity derivative securities.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

5

Hartford Long/Short Global Equity Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Long/Short Global Equity Fund Class A	3.42%	3.70%
Long/Short Global Equity Fund Class C	4.17%	4.45%
Long/Short Global Equity Fund Class I	3.17%	3.44%
Long/Short Global Equity Fund Class Y	3.02%	3.41%
Long/Short Global Equity Fund Class F	3.02%	3.40%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Short selling can result in substantial losses as a Fund may leverage certain assets, which can increase the volatility of the Fund’s returns, causing it to underperform. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Small-cap securities can have greater risks and volatility than large-cap securities.

Composition by Sector

as of April 30, 2018

Sector	Percentage of Net Assets
Long Positions Equity Securities
Consumer Discretionary	12.8%
Consumer Staples	3.5
Energy	5.4
Financials	19.4
Health Care	12.9
Industrials	21.2
Information Technology	15.2
Materials	11.8
Real Estate	12.0
Telecommunication Services	0.9
Utilities	2.4

Total	117.5%

Short-Term Investments	2.0
Securities Sold Short Equity Securities
Consumer Discretionary	(8.5)%
Consumer Staples	(3.7)
Energy	(0.8)
Financials	(7.9)
Health Care	(8.0)
Industrials	(9.6)
Information Technology	(9.7)
Materials	(4.8)
Real Estate	(2.4)
Telecommunication Services	(1.2)

Total	(56.6)

Other Assets & Liabilities	37.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Long/Short Global Equity Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Composition by Country - Long Positions

as of April 30, 2018

Country	Percentage of Net Assets
Australia	0.8%
Austria	1.1
Brazil	2.6
Canada	4.4
China	3.5
France	1.0
Germany	4.1
Hong Kong	1.7
India	1.3
Ireland	2.2
Italy	1.9
Japan	12.1
Malaysia	0.2
Mexico	1.5
Netherlands	1.2
New Zealand	0.8
Norway	2.1
Philippines	0.2
Russia	1.1
Singapore	1.1
South Korea	0.6
Spain	2.0
Switzerland	2.5
Taiwan	1.7
United Kingdom	6.6
United States	59.2
Short-Term Investments	2.0

Total Long Positions	119.5
Securities Sold Short	(56.6)
Other Assets & Liabilities	37.1

Total	100.0%

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Country - Securities Sold Short

as of April 30, 2018

Country	Percentage of Net Assets
Australia	(2.9)%
Belgium	(1.1)
Bermuda	(1.8)
Canada	(0.3)
Chile	(0.4)
China	(0.9)
Denmark	(0.5)
Finland	(0.1)
France	(0.9)
Germany	(1.6)
Hong Kong	(0.2)
Ireland	(0.4)
Israel	(0.2)
Italy	(1.2)
Japan	(7.2)
Jersey	(0.8)
Mexico	(0.5)
Netherlands	(1.1)
New Zealand	(0.5)
Singapore	(0.1)
South Africa	(2.4)
Spain	(0.4)
Sweden	(1.0)
Switzerland	(0.7)
United Kingdom	(0.9)
United States	(28.5)

Total	(56.6)%

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

7

Fund Performance and Summary

Hartford Real Total Return Fund inception 11/29/2013

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term real total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	Since Inception[2]
Class A3	-1.93%	0.30%	-1.93%
Class A4	-7.32%	-5.22%	-3.18%
Class C3	-2.26%	-0.55%	-2.67%
Class C4	-3.13%	-1.44%	-2.67%
Class I3	-1.66%	0.66%	-1.63%
Class R3[3]	-1.77%	0.36%	-2.04%
Class R4[3]	-1.73%	0.50%	-1.88%
Class R5[3]	-1.75%	0.68%	-1.64%
Class Y3	-1.71%	-0.28%	-1.81%
Class F3	-1.70%	0.73%	-1.59%
ICE BofAML US 3-Month Treasury Bill Index	0.68%	1.18%	0.40%
Consumer Price Index (CPI) + 5%	4.07%	7.46%	6.65%

[1]	Not Annualized
[2]	Inception: 11/29/2013
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. On October 20, 2017, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index was rebranded.

Consumer Price Index (CPI) + 5% (reflects no deduction for fees, expenses or taxes) is a custom benchmark created by adding 5% to the annual percentage change in the CPI. The CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. The Real Total Return Fund measures its performance against its secondary performance benchmark, the Consumer Price Index +5%, over a full market cycle, which typically lasts several years. At certain periods during a market cycle, the Real Total Return Fund’s performance may not be in line with that of the secondary performance benchmark and there can be no assurance the CPI or any other index will reflect the exact level of inflation at any given time.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

8

Hartford Real Total Return Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*	Net	Gross
Real Total Return Fund Class A	1.44%	1.61%
Real Total Return Fund Class C	2.19%	2.36%
Real Total Return Fund Class I	1.19%	1.31%
Real Total Return Fund Class R3	1.74%	1.83%
Real Total Return Fund Class R4	1.44%	1.53%
Real Total Return Fund Class R5	1.14%	1.23%
Real Total Return Fund Class Y	1.09%	1.11%
Real Total Return Fund Class F	1.04%	1.11%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement or fee waiver arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or specialist portfolio managers. There is no guarantee a Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed Income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •The value of inflation-protected securities (IPS) generally fluctuates with changes in real interest rates, and the market for IPS may be less developed or liquid, and more volatile, than other securities markets. •Mortgage related and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Structured securities do not have an active trading market, making them difficult to value and sell. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets.

9

Hartford Real Total Return Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Composition by Country

as of April 30, 2018

Country	Percentage of Net Assets
Australia	1.7%
Austria	0.6
Belgium	0.5
Bermuda	0.3
Brazil	1.0
Canada	2.2
Chile	0.1
China	3.5
Colombia	0.2
Denmark	0.3
Finland	0.2
France	2.2
Germany	2.7
Hong Kong	0.9
Ireland	0.5
Israel	0.2
Italy	3.9
Japan	16.8
Luxembourg	0.2
Malaysia	0.1
Netherlands	0.7
New Zealand	0.1
Norway	0.6
Peru	0.3
Russia	0.2
Singapore	0.1
South Africa	0.1
South Korea	3.3
Spain	0.5
Sweden	1.7
Switzerland	0.7
Taiwan	2.4
Thailand	0.1
Turkey	0.1
United Kingdom	2.5
United States	27.6
Short-Term Investments	18.8
Other Assets & Liabilities	2.0
Purchased Options	0.1

Total	100.0%

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	57.8%
Exchange-Traded Funds	0.2
Preferred Stocks	0.2
Warrants	0.0 *

Total	58.2%

Fixed Income Securities
Foreign Government Obligations	20.7%
Short-Term Investments	18.8
Purchased Options	0.3
Other Assets & Liabilities	2.0

Total	100.0%

*	Percentage rounds to zero.

10

Hartford Alternative Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2017 through April 30, 2018. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Hartford Global Real Asset Fund (consolidated)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,064.00	$6.40	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class C	$1,000.00	$1,060.10	$10.22	$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,066.00	$4.92	$1,000.00	$1,020.03	$4.81	0.96%	181	365
Class R3	$1,000.00	$1,063.90	$7.68	$1,000.00	$1,017.36	$7.50	1.50%	181	365
Class R4	$1,000.00	$1,065.50	$6.15	$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R5	$1,000.00	$1,066.00	$4.87	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class Y	$1,000.00	$1,066.10	$4.61	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F	$1,000.00	$1,066.50	$4.61	$1,000.00	$1,020.33	$4.51	0.90%	181	365

11

Hartford Alternative Funds

Expense Examples (Unaudited) – (continued)

Hartford Long/Short Global Equity Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,024.70	$11.04	$1,000.00	$1,013.89	$10.99	2.20%	181	365
Class C	$1,000.00	$1,022.60	$12.69	$1,000.00	$1,012.25	$12.62	2.53%	181	365
Class I	$1,000.00	$1,025.00	$10.49	$1,000.00	$1,014.43	$10.44	2.09%	181	365
Class Y	$1,000.00	$1,025.60	$10.30	$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class F	$1,000.00	$1,025.70	$10.30	$1,000.00	$1,014.63	$10.24	2.05%	181	365

Hartford Real Total Return Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$980.70	$6.88	$1,000.00	$1,017.85	$7.00	1.40%	181	365
Class C	$1,000.00	$977.40	$10.54	$1,000.00	$1,014.13	$10.74	2.15%	181	365
Class I	$1,000.00	$983.40	$5.66	$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R3	$1,000.00	$982.30	$6.05	$1,000.00	$1,018.70	$6.16	1.23%	181	365
Class R4	$1,000.00	$982.70	$5.75	$1,000.00	$1,018.99	$5.86	1.17%	181	365
Class R5	$1,000.00	$982.50	$5.41	$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class Y	$1,000.00	$982.90	$5.16	$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class F	$1,000.00	$983.00	$4.92	$1,000.00	$1,019.84	$5.01	1.00%	181	365

12

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 62.5%
	Automobiles & Components - 0.2%
9,615	NOK Corp.	$196,640
9,030	Toyoda Gosei Co., Ltd.	227,998

		424,638

	Banks - 1.4%
43,871	Banca Popolare dell’Emilia Romagna SC	253,245
24,574	Bank of Ireland Group plc	220,463
73,947	CaixaBank S.A.	359,595
41,797	HSBC Holdings plc	416,130
6,216	KB Financial Group, Inc.	353,162
56,900	Mitsubishi UFJ Financial Group, Inc.	381,306
215,705	Mizuho Financial Group, Inc.	390,261
32,563	Standard Chartered plc	342,043
10,295	Sumitomo Mitsui Financial Group, Inc.	429,078
9,260	Sumitomo Mitsui Trust Holdings, Inc.	392,690
97,762	Unicaja Banco S.A.*(1)	177,312
18,619	UniCredit S.p.A.	403,658

		4,118,943

	Capital Goods - 2.4%
9,840	Advanced Drainage Systems, Inc.	247,968
7,003	AGCO Corp.	438,948
5,039	Altra Industrial Motion Corp.	209,874
8,946	Arconic, Inc.	159,328
3,546	Beacon Roofing Supply, Inc.*	173,577
12,000	BMC Stock Holdings, Inc.*	207,000
17,241	Caesarstone Ltd.	318,096
20,700	Chiyoda Corp.	212,543
7,559	Cie de Saint-Gobain	395,495
3,730	CNK International Co., Ltd.*(2)(3)(4)	1,083
7,776	Continental Building Products, Inc.*	218,506
9,244	Deere & Co.	1,250,990
954	Fastenal Co.	47,690
4,321	Fortune Brands Home & Security, Inc.	236,315
3,182	Granite Construction, Inc.	166,673
10,544	JELD-WEN Holding, Inc.*	296,392
11,530	JGC Corp.	282,588
10,655	Kubota Corp.	179,649
5,328	Middleby Corp.*	670,476
23,589	Milacron Holdings Corp.*	425,310
5,884	NOW, Inc.*(5)	71,373
1,257	Rexel S.A.	19,486
8,512	Vinci S.A.(5)	851,061

		7,080,421

	Commercial & Professional Services - 0.2%
13,109	Clean Harbors, Inc.*	600,392
11,108	Hays plc	27,374

		627,766

	Consumer Durables & Apparel - 0.4%
2,509	Lennar Corp. Class A	132,701
2,876	Mohawk Industries, Inc.*	603,615
32,389	TRI Pointe Group, Inc.*	554,176

		1,290,492

	Diversified Financials - 0.3%
1,733,105	G-Resources Group Ltd.*	14,303
3,823	Julius Baer Group Ltd.*	226,889
24,712	UBS Group AG*	414,788
27,157	Uranium Participation Corp.*	82,066

		738,046

Shares or Principal Amount		Market Value†
COMMON STOCKS - 62.5% - (continued)
	Energy - 33.6%
33,085	Advantage Oil & Gas Ltd.*	$105,392
65,524	Alta Mesa Resources, Inc.*(5)	491,430
16,226	Anadarko Petroleum Corp.	1,092,334
876	Andeavor	121,168
29,018	Antero Resources Corp.*	551,342
2,057	Apache Corp.	84,234
13,908	ARC Resources Ltd.	155,117
7,740	Baker Hughes a GE Co.	279,491
289,883	BP plc	2,153,239
90,617	BP plc ADR	4,040,612
33,531	Cabot Oil & Gas Corp.	801,726
15,579	Calfrac Well Services Ltd.*	81,295
73,309	Callon Petroleum Co.*	1,019,728
24,791	Cameco Corp.	261,049
24,571	Canadian Natural Resources Ltd.	886,522
5,080	Cenovus Energy, Inc.	50,881
20,091	Centennial Resource Development, Inc. Class A*	371,684
51,499	Chevron Corp.	6,443,040
3,709	China Petroleum & Chemical Corp. ADR	361,776
3,012	Cimarex Energy Co.	302,977
7,361	CNOOC Ltd. ADR	1,244,083
9,255	Concho Resources, Inc.*	1,454,979
22,986	ConocoPhillips	1,505,583
2,400	Continental Resources, Inc.*	158,544
12,695	Delek U.S. Holdings, Inc.	601,362
17,764	Devon Energy Corp.	645,366
18,899	Diamondback Energy, Inc.*	2,427,577
12,769	Ecopetrol S.A. ADR(5)	281,940
2,423	Enbridge, Inc.	73,391
51,017	Encana Corp.	636,521
2,440	Energen Corp.*	159,674
67,975	Eni S.p.A.	1,328,803
59,953	Eni S.p.A. ADR	2,348,359
28,091	EOG Resources, Inc.	3,319,513
18,100	EQT Corp.	908,439
30,739	Extraction Oil & Gas, Inc.*	434,035
102,314	Exxon Mobil Corp.	7,954,913
8,994	Fugro N.V.*	142,233
50,395	Galp Energia SGPS S.A.	967,233
151,732	Gazprom PJSC ADR	700,166
26,367	Green Plains, Inc.	490,426
37,960	Halliburton Co.	2,011,500
18,290	Hess Corp.	1,042,347
4,707	Husky Energy, Inc.	65,842
1,225	Imperial Oil Ltd.	38,134
76,246	Inpex Corp.	974,714
27,848	Jagged Peak Energy, Inc.*(5)	399,062
12,465	Japan Petroleum Exploration Co., Ltd.	324,369
55,262	Kinder Morgan, Inc.	874,245
16,463	Liberty Oilfield Services, Inc. Class A*	328,272
35,632	LUKOIL PJSC ADR	2,375,076
22,071	Lundin Petroleum AB*	608,430
18,018	Marathon Oil Corp.	328,829
24,075	Marathon Petroleum Corp.	1,803,458
45,019	Newfield Exploration Co.*	1,341,566
17,438	Noble Energy, Inc.	589,928
25,225	Occidental Petroleum Corp.	1,948,884
40,213	Painted Pony Energy Ltd.*(5)	87,695
9,962	Parsley Energy, Inc. Class A*	299,159
26,748	Patterson-UTI Energy, Inc.	572,942
4,545	Pembina Pipeline Corp.	144,745
6,160	PetroChina Co., Ltd. ADR	453,438

The accompanying notes are an integral part of these financial statements.

13

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 62.5% - (continued)
	Energy - 33.6% - (continued)
142,260	Petroleo Brasileiro S.A. ADR*	$1,987,236
14,102	Phillips 66	1,569,694
21,031	Pioneer Natural Resources Co.	4,238,798
2,888	Plains GP Holdings L.P. Class A*	69,947
6,971	PrairieSky Royalty Ltd.(5)	154,573
20,187	ProPetro Holding Corp.*(5)	369,422
15,019	QEP Resources, Inc.*	182,931
25,274	Raging River Exploration, Inc.*	140,548
53,462	Reliance Industries Ltd.	768,320
105,175	Rosneft Oil Co. PJSC GDR	639,778
64,244	Royal Dutch Shell plc Class A, ADR	4,490,656
73,647	Royal Dutch Shell plc Class B	2,629,112
9,041	Royal Dutch Shell plc Class B, ADR	654,749
59,357	Saipem S.p.A.*	226,698
27,345	Schlumberger Ltd.	1,874,773
3,506	Select Energy Services, Inc. Class A*	52,765
106,902	Snam S.p.A.	513,245
11,173	Spartan Energy Corp.*	55,345
47,286	SRC Energy, Inc.*	522,037
10,406	Statoil ASA	266,110
30,862	Statoil ASA ADR(5)	790,067
43,426	Suncor Energy, Inc.	1,660,176
86,390	Surgutneftegas OJSC ADR	404,854
15,817	Targa Resources Corp.	742,924
15,571	Tenaris S.A. ADR	582,044
33,977	TOTAL S.A.	2,135,512
66,694	TOTAL S.A. ADR	4,175,711
10,452	Tourmaline Oil Corp.	196,593
39,087	TransCanada Corp.	1,658,059
14,874	Trican Well Service Ltd.*	39,619
20,826	Valero Energy Corp.	2,310,228
2,905	Vermilion Energy, Inc.	98,195
25,511	WPX Energy, Inc.*	435,983
7,510	YPF S.A. ADR	164,394

		100,851,908

	Food & Staples Retailing - 0.2%
11,623	Andersons, Inc.	379,491
80,968	J Sainsbury plc	343,560

		723,051

	Food, Beverage & Tobacco - 2.0%
7,464	Adecoagro S.A.*	57,622
20,348	AGT Food & Ingredients, Inc.(5)	259,907
25,035	Archer-Daniels-Midland Co.	1,136,088
76,352	Astra Agro Lestari Tbk PT	70,000
32,848	Australian Agricultural Co., Ltd.*	27,099
78,355	BRF S.A.*	554,694
224,435	Bumitama Agri Ltd.	121,442
8,303	Bunge Ltd.	599,726
183,775	China Agri-Industries Holdings Ltd.	77,134
9,836	Darling Ingredients, Inc.*	168,589
159,225	First Resources Ltd.	202,465
2,521	Fresh Del Monte Produce, Inc.	123,907
6,479	Glanbia plc	109,537
249,600	Golden Agri-Resources Ltd.	64,718
10,482	GrainCorp Ltd. Class A	69,747
1,570	Hokuto Corp.	27,720
3,806	Ingredion, Inc.	460,868
60,670	IOI Corp. Bhd	73,708
92,830	JBS S.A.	231,863
5,401	Kernel Holding S.A.	73,194

Shares or Principal Amount		Market Value†
COMMON STOCKS - 62.5% - (continued)
	Food, Beverage & Tobacco - 2.0% - (continued)
32,465	Kuala Lumpur Kepong Bhd	$210,401
8,055	MHP SE GDR	106,326
2,600	NH Foods Ltd.	113,585
6,034	Origin Enterprises plc	38,911
6,870	Prima Meat Packers Ltd.	41,915
4,909	S&W Seed Co.*	17,427
52,040	Sao Martinho S.A.	252,238
3,055	Select Harvests Ltd.	14,304
19,879	Tate & Lyle plc	157,000
1,363	Tyson Foods, Inc. Class A	95,546
210,665	Wilmar International Ltd.	515,376

		6,073,057

	Insurance - 0.6%
20,235	Assicurazioni Generali S.p.A.	408,321
15,775	Dai-ichi Life Holdings, Inc.	313,174
553,786	Shin Kong Financial Holding Co., Ltd.	225,071
16,217	Storebrand ASA	138,595
26,080	T&D Holdings, Inc.	442,942
18,215	Tongyang Life Insurance Co., Ltd.	140,114

		1,668,217

	Materials - 12.0%
56,338	Acacia Mining plc	111,687
5,614	Agnico Eagle Mines Ltd.	236,293
301	Alcoa Corp.*	15,411
589	Allegheny Technologies, Inc.*	15,650
115,918	Alrosa PJSC*	164,952
66,441	Alumina Ltd.	130,781
90,629	Aluminum Corp. of China Ltd. Class H*	51,186
8,450	American Vanguard Corp.	182,097
9,602	Anglo American Platinum Ltd.	257,671
62,072	Anglo American plc	1,460,508
7,531	AngloGold Ashanti Ltd.	67,317
2,145	AngloGold Ashanti Ltd. ADR	19,262
10,740	Antofagasta plc	143,496
21,034	ArcelorMittal*	712,714
64,440	Barrick Gold Corp.	867,588
84,651	BHP Billiton Ltd.	1,974,844
4,269	BHP Billiton Ltd. ADR	199,576
53,583	BHP Billiton plc	1,142,519
6,743	BHP Billiton plc ADR	285,499
14,689	BlueScope Steel Ltd.	180,520
7,345	Boliden AB	254,502
7,226	Boral Ltd.	37,187
5,811	Buzzi Unicem S.p.A.	146,720
35,883	Centerra Gold, Inc.*	219,107
43,919	CF Industries Holdings, Inc.	1,704,057
605,010	China BlueChemical Ltd. Class H	159,012
84,672	China Molybdenum Co., Ltd. Class H	63,628
305,866	China Steel Corp.	242,034
4,762	Cia de Minas Buenaventura S.A.A ADR	75,954
15,693	Cia Siderurgica Nacional S.A.*	39,331
724	Cleveland-Cliffs, Inc.*	5,372
208	Daido Steel Co., Ltd.	11,232
4,015	Domtar Corp.	176,258
96,707	Eldorado Gold Corp.*	91,872
38,339	Eregli Demir ve Celik Fabrikalari T.A.S.	95,703
3,203	Feng Hsin Steel Co., Ltd.	6,451
34,100	Fertilizantes Heringer S.A.*	45,750
21,101	First Quantum Minerals Ltd.	304,037
41,345	Fortescue Metals Group Ltd.	140,278

The accompanying notes are an integral part of these financial statements.

14

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 62.5% - (continued)
	Materials - 12.0% - (continued)
4,537	Franco-Nevada Corp.	$321,946
40,521	Freeport-McMoRan, Inc.	616,324
5,423	Fresnillo plc	95,185
16,857	Gerdau S.A. ADR	78,722
319,777	Glencore plc*	1,540,364
26,258	Glencore plc ADR*(5)	252,077
103,702	Gold Fields Ltd.	393,710
5,417	Gold Fields Ltd. ADR	20,693
21,041	Goldcorp, Inc.	279,635
101,839	Grupo Mexico S.A.B. de C.V. Series B	337,175
27,969	Hindalco Industries Ltd.	97,946
5,431	Hitachi Metals Ltd.	62,067
2,173	Hyundai Steel Co.	122,819
51,455	Impala Platinum Holdings Ltd.*	91,646
3,781	Industrias Penoles S.A.B. de C.V.	79,451
3,946	International Paper Co.	203,456
11,052	Intrepid Potash, Inc.*	50,066
1,463	Jastrzebska Spolka Weglowa S.A.*	34,306
13,942	JFE Holdings, Inc.	286,122
36,550	Jiangxi Copper Co., Ltd. Class H	51,963
5,444	Jindal Steel & Power Ltd.*	20,374
17,510	JSW Steel Ltd.	84,743
3,967	KGHM Polska Miedz S.A.	105,153
87,846	Kinross Gold Corp.*	340,842
7,279	Kobe Steel Ltd.	74,876
236	Korea Zinc Co., Ltd.	95,516
206	Koza Altin Isletmeleri AS*	2,307
1,578	Kumba Iron Ore Ltd.	33,710
3,925	Kumiai Chemical Industry Co., Ltd.	24,913
9,610	Kyoei Steel Ltd.	200,113
6,635	LafargeHolcim Ltd.*	368,584
17,500	Lundin Mining Corp.	115,853
594	Martin Marietta Materials, Inc.	115,693
1,152	Maruichi Steel Tube Ltd.	39,320
3,013	Mitsubishi Materials Corp.	91,707
15,780	MMC Norilsk Nickel PJSC ADR	271,191
72,504	Mosaic Co.	1,953,983
19,032	Newcrest Mining Ltd.	301,656
22,964	Newmont Mining Corp.	902,256
20,167	Nippon Steel & Sumitomo Metal Corp.	438,456
34,509	Norsk Hydro ASA	215,542
1,496	Northam Platinum Ltd.*	4,634
10,010	Nucor Corp.	616,816
12,447	Nufarm Ltd.	85,078
29,949	Nutrien Ltd.	1,363,386
4,000	OCI N.V.*(5)	94,926
4,717	Pacific Metals Co., Ltd.*	165,499
1,105	Packaging Corp. of America	127,837
90,184	Petra Diamonds Ltd.*	84,741
1,556	Polyus PJSC GDR	49,449
1,926	POSCO	663,624
28,179	Press Metal Aluminium Holdings Bhd	34,380
2,221	Randgold Resources Ltd. ADR	180,123
94,500	Resolute Mining Ltd.	80,705
11,181	Rio Tinto Ltd.	665,428
31,701	Rio Tinto plc	1,727,891
7,491	Rio Tinto plc ADR	411,630
516	Royal Bafokeng Platinum Ltd.*	965
3,299	Salzgitter AG	181,167
4,915	Severstal PJSC GDR	78,226
18,799	Shougang Fushan Resources Group Ltd.	4,608
42,481	Sibanye-Stillwater, Ltd.*	37,237

Shares or Principal Amount		Market Value†
COMMON STOCKS - 62.5% - (continued)
	Materials - 12.0% - (continued)
338,680	Sinofert Holdings Ltd.*	$40,307
139,524	South32 Ltd.	387,148
3,878	Southern Copper Corp.	204,797
7,598	Steel Dynamics, Inc.	340,466
6,557	Sumitomo Metal Mining Co., Ltd.	279,724
8,979	Tata Steel Ltd.	79,501
17,265	Teck Resources Ltd. Class B	433,390
10,294	thyssenkrupp AG	267,754
22,565	Tokyo Steel Manufacturing Co., Ltd.	188,304
24,239	Turquoise Hill Resources Ltd.*	71,738
200	United States Steel Corp.	6,766
82,618	Vale S.A.	1,147,813
15,641	Vale S.A. ADR	216,471
37,997	Vedanta Ltd.	168,661
2,270	Vicat S.A.	167,294
3,089	voestalpine AG	162,967
4,494	Vulcan Materials Co.	501,935
77,139	Western Areas Ltd.	198,638
11,017	Wheaton Precious Metals Corp.	229,043
8,359	Yamato Kogyo Co., Ltd.	246,412
26,667	Yara International ASA	1,124,776
147,163	Zijin Mining Group Co., Ltd. Class H	66,753

		36,039,525

	Media - 0.2%
19,199	Comcast Corp. Class A	602,657

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
2,861	Genus plc	98,944

	Real Estate - 0.6%
6,111	American Tower Corp. REIT	833,296
9,101	Equity LifeStyle Properties, Inc. REIT	811,445
15,495	Five Point Holdings LLC Class A*	206,084

		1,850,825

	Retailing - 0.1%
1,652	Murphy USA, Inc.*	103,366
9,605	Xebio Holdings Co., Ltd.	180,956

		284,322

	Semiconductors & Semiconductor Equipment - 0.1%
4,590	Tokyo Seimitsu Co., Ltd.	174,335

	Software & Services - 0.1%
51,315	Fujitsu Ltd.	311,095

	Telecommunication Services - 1.0%
263,226	BT Group plc	903,481
35,360	China Mobile Ltd.	336,857
675,330	China Telecom Corp. Ltd. Class H	327,354
235,590	China Unicom Hong Kong Ltd.*	333,136
11,659	KT Corp.	296,439
33,131	NTT DOCOMO, Inc.	855,906

		3,053,173

	Transportation - 0.8%
59	AP Moller - Maersk A/S Class B	94,518
9,654	Canadian National Railway Co.	745,658
3,214	Covenant Transportation Group, Inc. Class A*	89,188
9,088	D/S Norden A/S*	165,801
1,924	Flughafen Zurich AG	401,790
1,211	Genesee & Wyoming, Inc. Class A*	86,223
419	J.B. Hunt Transport Services, Inc.	49,203
1,622	Kirby Corp.*	138,357
5,167	Knight-Swift Transportation Holdings, Inc.*	201,565

The accompanying notes are an integral part of these financial statements.

15

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 62.5% - (continued)
		Transportation - 0.8% - (continued)
	5,503	Marten Transport Ltd.	$107,308
	464,735	Pacific Basin Shipping Ltd.*	123,570
	70,455	PostNL N.V.	273,503

			2,476,684

		Utilities - 6.3%
	23,957	Avangrid, Inc.	1,262,773
	109,677	Beijing Enterprises Holdings Ltd.	547,825
	133,902	Centrica plc	283,519
	1,003,620	China Longyuan Power Group Corp. Ltd. Class H	985,776
	18,100	Cia de Saneamento do Parana	304,836
	78,278	CK Infrastructure Holdings Ltd.	617,802
	104,586	E.ON SE	1,145,191
	16,232	Edison International	1,063,521
	137,763	Enel S.p.A.	873,930
	55,473	Engie S.A.	973,078
	105,599	ENN Energy Holdings Ltd.	987,511
	453,316	Guangdong Investment Ltd.	701,657
	2,060,878	Huaneng Renewables Corp. Ltd. Class H	915,241
	169,964	Iberdrola S.A.	1,313,131
	10,567	Innogy SE(1)	464,316
	3,226	NextEra Energy Partners L.P.	134,427
	5,213	NextEra Energy, Inc.	854,463
	72,863	NTPC Ltd.	187,520
	16,540	OGE Energy Corp.	543,670
	16,722	Osaka Gas Co., Ltd.	360,091
	187,133	Power Grid Corp. of India Ltd.	581,278
	14,268	Sempra Energy	1,595,162
	23,052	Severn Trent plc	613,823
	40,698	SSE plc	772,390
	17,499	UGI Corp.	846,777

			18,929,708

		Total Common Stocks (cost $169,023,645)	$187,417,807

CORPORATE BONDS - 0.5%
		Construction Materials - 0.0%
$	125,000	Standard Industries, Inc. 5.38%, 11/15/2024(6)	126,641

		Electric - 0.0%
	100,000	Abu Dhabi National Energy Co. PJSC 6.25%, 09/16/2019(6)	103,675

		Home Builders - 0.1%
	125,000	Lennar Corp. 4.75%, 11/15/2022	125,134
	30,000	Toll Brothers Finance Corp. 4.00%, 12/31/2018	30,000

			155,134

		Iron/Steel - 0.0%
	75,000	AK Steel Corp. 7.63%, 10/01/2021	76,500

		Mining - 0.1%
	125,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	139,531

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 0.5% - (continued)
		Oil & Gas - 0.1%
$	25,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	$23,647
GBP	100,000	Gazprom OAO Via Gaz Capital S.A. 5.34%, 09/25/2020(6)	144,829
$	50,000	Hess Corp. 5.60%, 02/15/2041	50,527
	50,000	Matador Resources Co. 6.88%, 04/15/2023	52,250
	50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046	51,418
	53,000	Petrobras Global Finance B.V. 5.30%, 01/27/2025(1)	52,125
	50,000	RSP Permian, Inc. 6.63%, 10/01/2022	52,125

			426,921

		Oil & Gas Services - 0.1%
	200,000	Alpha Star Holding III Ltd. 6.25%, 04/20/2022(6)	196,500

		Pipelines - 0.1%
	200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(6)	188,265
	9,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.65%, 06/01/2022	8,833
	60,000	Sunoco Logistics Partners Operations L.P. 5.95%, 12/01/2025	64,667

			261,765

		REITS - 0.0%
EUR	100,000	Equinix, Inc. 2.88%, 10/01/2025	117,258

		Total Corporate Bonds (cost $1,627,878)	$1,603,925

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
		Argentina - 0.1%
ARS	4,100,000	Argentina POM Politica Monetaria 28.88%, 06/21/2020(7)	$208,113
EUR	125,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(6)	146,624

			354,737

		Greece - 0.0%
	8,240,000	Hellenic Republic Government Bond 1.00%, 10/15/2042(7)	39,802

		Japan - 0.2%
JPY	97,930,950	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(8)	944,676

		Mexico - 0.2%
		Mexican Udibonos
MXN	8,508,409	2.00%, 06/09/2022(8)	426,739
	1,422,789	4.00%, 11/15/2040(8)	77,950
	3,665,745	4.00%, 11/08/2046(8)	200,482

			705,171

		New Zealand - 0.1%
NZD	258,925	New Zealand Government Bond 2.50%, 09/20/2035(6)(8)	195,604

The accompanying notes are an integral part of these financial statements.

16

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.9% - (continued)
		Oman - 0.1%
$	200,000	Oman Government International Bond 5.38%, 03/08/2027(6)	$190,465

		Qatar - 0.1%
	200,000	Qatar Government International Bond 3.25%, 06/02/2026(6)	186,920

		South Korea - 0.1%
KRW	177,272,707	Inflation Linked Korea Treasury Bond 1.00%, 06/10/2026(8)	154,876

		Total Foreign Government Obligations (cost $2,803,395)	$2,772,251

U.S. GOVERNMENT SECURITIES - 16.9%
		United States - 16.9%
		U.S. Treasury Bonds - 4.4%
$	491,603	0.75%, 02/15/2045(8)	$472,915
	103,132	0.88%, 02/15/2047(8)	102,258
	115,575	1.00%, 02/15/2046(8)	118,156
	5,923,997	1.00%, 02/15/2048(8)	6,073,252
	565,296	1.75%, 01/15/2028(8)	617,229
	2,864,996	2.00%, 01/15/2026(8)	3,141,417
	986,195	2.38%, 01/15/2025(8)	1,094,976
	628,483	2.38%, 01/15/2027(8)	715,251
	653,035	3.63%, 04/15/2028(8)	830,640

			13,166,094

		U.S. Treasury Notes - 12.5%
	21,157	0.13%, 04/15/2020(8)	20,980
	2,060,703	0.13%, 04/15/2021(8)	2,031,725
	1,887,063	0.13%, 01/15/2022(8)	1,855,586
	5,694,755	0.13%, 01/15/2023(8)(9)	5,562,461
	1,704,282	0.13%, 07/15/2024(8)	1,651,776
	997,685	0.13%, 07/15/2026(8)	952,667
	4,573,989	0.25%, 01/15/2025(8)	4,437,402
	2,138,570	0.38%, 07/15/2023(8)(9)	2,116,242
	1,508,361	0.38%, 07/15/2025(8)	1,477,315
	1,320,013	0.38%, 01/15/2027(8)	1,278,817
	952,185	0.38%, 07/15/2027(8)	923,319
	611,318	0.50%, 01/15/2028(8)	596,422
	1,000,868	0.63%, 07/15/2021(8)	1,006,600
	309,544	0.63%, 04/15/2023(8)	308,682
	5,374,073	0.63%, 01/15/2024(8)	5,361,520
	1,792,253	0.63%, 01/15/2026(8)	1,778,065
	2,136,380	1.13%, 01/15/2021(8)	2,171,876
	2,679,438	1.25%, 07/15/2020(8)(9)	2,735,120
	1,239,428	1.88%, 07/15/2019(8)	1,266,695

			37,533,270

			50,699,364

		Total U.S. Government Securities (cost $51,286,435)	$50,699,364

CONVERTIBLE BONDS - 0.1%
		Construction Materials - 0.0%
	75,000	Cemex S.A.B. de C.V. 3.72%, 03/15/2020	$77,063

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1% - (continued)
	Electrical Components & Equipment - 0.0%
84,000	SunPower Corp. 0.88%, 06/01/2021	$68,218

	Oil & Gas - 0.1%
139,000	PDC Energy, Inc. 1.13%, 09/15/2021	139,125

	Total Convertible Bonds (cost $280,527)	$284,406

EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
88,647	PowerShares Senior Loan Portfolio ETF	$2,048,632

	Total Exchange-Traded Funds (cost $2,048,549)	$2,048,632

PREFERRED STOCKS - 0.1%
	Materials - 0.0%
25,254	Gerdau S.A.*	$120,027

	Telecommunication Services - 0.0%
9,900	Telefonica Brasil S.A.*	138,869

	Utilities - 0.1%
27,500	Cia Paranaense de Energia*	210,301

	Total Preferred Stocks (cost $412,844)	$469,197

CONVERTIBLE PREFERRED STOCKS - 0.1%
	Energy - 0.1%
1,784	Hess Corp. , 8.00%	$115,996
1,900	WPX Energy, Inc. Series A , 6.25%	136,344

		252,340

	Total Convertible Preferred Stocks (cost $193,246)	$252,340

WARRANTS - 0.0%
	Energy - 0.0%
2,498	Alta Mesa Resources, Inc. Expires 2/9/23*	$3,947

	Total Warrants (cost $6,163)	$3,947

	Total Long-Term Investments (cost $227,682,682)	$245,551,869

SHORT-TERM INVESTMENTS - 18.9%
	Other Investment Pools & Funds - 18.0%
53,884,933	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(10)	$53,884,933

	Securities Lending Collateral - 0.9%
139,551	Citibank NA DDCA, 1.50%, 5/1/2018(10)	139,551

The accompanying notes are an integral part of these financial statements.

17

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 18.9% - (continued)
	Securities Lending Collateral - 0.9% - (continued)
1,485,097	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(10)	$1,485,097
1,166,371	Invesco Government & Agency Portfolio, 1.60%(10)	1,166,371

		2,791,019

	Total Short-Term Investments (cost $56,675,952)	$56,675,952

Total Investments Excluding Purchased Options (cost $284,358,634)	100.7%	$302,227,821

Total Purchased Options (cost $99,712)	0.1%	160,232

Total Investments (cost $284,458,346)	100.8%	$302,388,053
Other Assets and Liabilities	(0.8)%	(2,402,808)

Total Net Assets	100.0%	$299,985,245

The accompanying notes are an integral part of these financial statements.

18

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2018, the Fund invested 23.8% of its total assets in the Subsidiary.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $833,284, which represented 0.3% of total net assets.

(2)	Investment valued using significant unobservable inputs.

(3)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of this security was $1,083, which represented 0.0% of total net assets.

(4)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $1,083, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $1,479,523, which represented 0.5% of total net assets.

(7)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(10)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

19

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
EUR Put/USD Call	HSBC	1.24 USD per EUR	01/31/19	535,000	EUR	535,000	$18,042	$11,989	$6,053

Total purchased option contracts						535,000	$18,042	$11,989	$6,053

Exchange-Traded Option Contracts Outstanding at April 30, 2018
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Brent Crude Oil Future Option	85.00 USD	02/14/19	61	USD	61,000	$37,820	$23,992	$13,828
Brent Crude Oil Future Option	80.00 USD	11/14/18	71	USD	71,000	57,510	30,055	27,455
Brent Crude Oil Future Option	85.00 USD	05/16/19	71	USD	71,000	46,860	33,676	13,184

Total Calls					203,000	$142,190	$87,723	$54,467

Total purchased option contracts					203,000	$142,190	$87,723	$54,467

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	61	05/31/2018	$4,556,090	$237,191
Brent Crude Oil Future	10	10/29/2021	596,500	22,387
Coffee ‘C’ Future	30	07/19/2018	1,381,500	20,982
Corn Future	125	07/13/2018	2,504,687	75,967
Cotton No. 2 Future	2	07/09/2018	83,840	930
Gasoline RBOB Future	9	05/31/2018	805,442	30,028
Gold 100oz Future	14	06/27/2018	1,846,880	(12,375)
KC Hard Red Winter Wheat Future	22	07/13/2018	591,250	25,217
LME Copper Future	18	06/18/2018	3,056,850	(84,926)
LME Copper Future	13	09/17/2018	2,219,262	(2,909)
LME Lead Future	7	06/18/2018	406,088	(32,190)
LME Nickel Future	11	06/18/2018	898,986	31,275
LME Nickel Future	3	09/17/2018	246,258	(18,657)
LME Primary Aluminum Future	56	06/18/2018	3,171,000	123,736
LME Primary Aluminum Future	40	09/17/2018	2,247,500	(29,591)
LME Primary Aluminum Future	13	12/17/2018	730,438	18,047
LME Zinc Future	22	06/18/2018	1,720,950	(158,759)
LME Zinc Future	21	09/17/2018	1,641,544	(24,069)
Live Cattle Future	9	06/29/2018	381,960	7,641
Live Cattle Future	6	08/31/2018	250,860	(18,615)
NY Harbor ULSD Future	13	05/31/2018	1,173,518	38,234
Natural Gas Future	78	03/27/2019	2,017,080	(73,328)
Palladium Future	3	06/27/2018	288,165	(9,078)
Palladium Future	3	09/26/2018	286,740	(1,560)
Silver Future	68	07/27/2018	5,576,340	(115,819)
Soybean Future	41	07/13/2018	2,149,425	(13,072)
Soybean Future	6	11/14/2018	313,425	(855)

The accompanying notes are an integral part of these financial statements.

20

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Soybean Meal Future	24	07/13/2018	$945,120	$10,133
Soybean Oil Future	11	07/13/2018	202,092	(6,240)
Sugar No. 11 Future	115	06/29/2018	1,513,400	(42,176)
U.S. Treasury 5-Year Note Future	2	06/29/2018	227,016	(1,192)
Uranium Future	114	12/31/2018	615,600	(92,152)
WTI Crude Future	19	08/21/2018	1,285,920	(3,689)
WTI Crude Future	19	11/19/2018	1,253,810	19,869
Wheat Future	48	07/13/2018	1,225,200	49,043

Total				$(30,572)

Short position contracts:
Brent Crude Oil Future	1	10/31/2018	$72,040	$(22,072)
Cattle Feeder Future	26	08/30/2018	1,900,600	(18,639)
Coco A Future	8	07/16/2018	226,000	(23,959)
Corn Future	13	12/14/2018	270,400	(22,866)
ICE NewCastle Coal Future	3	04/27/2018	280,950	4,964
ICE NewCastle Coal Future	3	05/25/2018	298,200	(12,786)
ICE NewCastle Coal Future	1	06/29/2018	98,200	(2,712)
ICE NewCastle Coal Future	3	07/27/2018	292,500	(27,536)
ICE NewCastle Coal Future	3	08/31/2018	290,550	(23,686)
ICE NewCastle Coal Future	3	09/28/2018	289,050	(22,186)
ICE NewCastle Coal Future	2	10/26/2018	191,600	(7,624)
ICE NewCastle Coal Future	2	11/30/2018	191,300	(8,224)
ICE NewCastle Coal Future	2	12/28/2018	191,000	(7,924)
ICE Rotterdam Coal Future	2	04/27/2018	163,600	1,976
ICE Rotterdam Coal Future	2	05/25/2018	170,400	(4,824)
LME Copper Future	13	06/18/2018	2,207,725	3,174
LME Lead Future	7	06/18/2018	406,087	19,160
LME Nickel Future	3	06/18/2018	245,178	18,684
LME Primary Aluminum Future	56	06/18/2018	3,171,000	52,688
LME Primary Aluminum Future	20	12/17/2018	1,123,750	(85,209)
LME Zinc Future	22	06/18/2018	1,720,950	33,684
LME Zinc Future	2	09/17/2018	156,337	(24)
Lean Hogs Future	8	06/14/2018	232,640	40,137
Lean Hogs Future	4	07/16/2018	121,400	11,804
Mini-10-Year JGB Future	1	06/12/2018	137,852	24
Natural Gas Future	54	09/26/2018	1,512,000	(47,948)
Natural Gas Future	9	02/26/2019	260,100	10,590
Platinum Future	12	07/27/2018	542,640	13,905
Robusta Coffee Future	44	07/25/2018	772,640	(7,915)
Sugar No. 11 Future	12	02/28/2019	175,258	(4,740)
U.S. Treasury 10-Year Note Future	1	06/20/2018	119,625	795
U.S. Treasury Long Bond Future	1	06/20/2018	143,844	(158)
U.S. Treasury Ultra Bond Future	4	06/20/2018	628,500	(7,914)
WTI Crude Future	5	11/20/2019	297,100	(31,366)
Wheat Future	35	12/14/2018	957,688	(119,267)

Total				$(297,994)

Total futures contracts				$(328,566)

The accompanying notes are an integral part of these financial statements.

21

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Total Return Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Bloomberg Commodity Index	BCLY	USD	822,285	—	06/29/18	Monthly	$—	$—	$—	$0
Bloomberg Roll Select Energy	SGF	USD	1,747,220	(0.07%)	11/30/18	Monthly	—	—	—	0
Bloomberg Roll Select Energy	SGF	USD	821,725	(0.07%)	01/31/19	Monthly	—	—	—	0
Bloomberg Roll Select Energy	SGF	USD	590,103	(0.07%)	02/28/19	Monthly	—	—	—	0
Bloomberg Roll Select Energy	SGF	USD	2,173,723	(0.07%)	02/28/19	Monthly	—	—	—	0
Bloomberg Roll Select Industrial	SGF	USD	148,402	(0.15%)	01/31/19	Monthly	—	—	—	0
Bloomberg Roll Select Industrial	SGF	USD	1,410,149	(0.11%)	02/28/19	Monthly	—	—	—	0
Bloomberg Roll Select Industrial	SGF	USD	685,169	(0.11%)	03/29/19	Monthly	—	—	—	0
Bloomberg Roll Select Industrial Agriculture	SGF	USD	1,281,470	(0.18%)	04/30/19	Monthly	—	—	—	0
Bloomberg Roll Select Precious	SGF	USD	2,399,243	(0.09%)	11/30/18	Monthly	—	—	—	0
Bloomberg Roll Select Precious	SGF	USD	548,277	(0.09%)	02/28/19	Monthly	—	—	—	0
Bloomberg Roll Select Precious	SGF	USD	2,287,609	(0.09%)	02/28/19	Monthly	—	—	—	0
Bloomberg Roll Select Precious Metals	SGF	USD	396,017	(0.09%)	01/31/19	Monthly	—	—	—	0
Bloomberg Silver Subindex	JPM	USD	375,099	(0.07%)	10/31/18	Monthly	—	—	—	0
Bloomberg Soybean Meal Subindex	BCLY	USD	195,856	(0.35%)	08/31/18	Monthly	—	—	—	0
Bloomberg Soybean Meal Subindex	MSC	USD	368,416	(0.25%)	12/31/18	Monthly	—	—	—	0
Bloomberg Wheat Subindex	BCLY	USD	257,813	—	10/31/18	Monthly	—	—	—	0
S&P GSCI OCI Industrial Metals	GSC	USD	284,107	(0.10%)	05/31/18	Monthly	—	—	—	0
Silver Spot Index	GSC	USD	183,730	—	05/31/18	Maturity	—	—	(8,382)	(8,382)
Uranium 308 Physical Spot	GSC	USD	247,189	—	12/31/18	Maturity	—	—	(2,828)	(2,828)

Total							$—	$—	$(11,210)	$(11,210)

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Descriptionof Currency to be Purchased		Amount and Descriptionof Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
61,000	BRL	17,523	USD	DEUT	05/03/18	$—	$(116)
795,000	BRL	228,376	USD	DEUT	05/03/18	—	(1,516)
856,000	BRL	245,899	USD	DEUT	05/03/18	—	(1,632)
856,000	BRL	258,825	USD	BCLY	05/03/18	—	(14,558)
856,000	BRL	246,420	USD	DEUT	06/04/18	—	(2,904)
26,000	EUR	31,798	USD	BCLY	05/31/18	—	(329)
1,120,000	EUR	1,356,646	USD	HSBC	05/31/18	—	(1,043)
23,300,000	JPY	213,994	USD	GSC	05/31/18	—	(416)
12,100,000	KZT	36,672	USD	DEUT	05/31/18	51	—
2,050,000	NOK	260,304	USD	BCLY	05/31/18	—	(4,496)
7,403,000	RUB	119,185	USD	GSC	05/31/18	—	(2,086)
160,000	THB	5,073	USD	NOM	05/31/18	1	—
6,000	TRY	1,449	USD	GSC	05/31/18	16	—
7,569	USD	10,000	AUD	CBA	05/31/18	40	—
247,106	USD	856,000	BRL	DEUT	05/03/18	2,839	—
245,899	USD	856,000	BRL	BCLY	05/03/18	1,632	—
228,376	USD	795,000	BRL	BCLY	05/03/18	1,516	—
17,523	USD	61,000	BRL	BCLY	05/03/18	116	—
2,337	USD	3,000	CAD	SSG	05/31/18	—	(1)
9,436,737	USD	7,716,000	EUR	BCLY	05/31/18	97,602	—
28,345	USD	23,000	EUR	CSFB	05/31/18	506	—
13,470	USD	11,000	EUR	GSC	05/31/18	156	—
150,635	USD	108,000	GBP	BNP	05/31/18	1,735	—
582,741	USD	63,279,000	JPY	ANZ	05/31/18	2,698	—
580,798	USD	63,278,000	JPY	BCLY	05/31/18	764	—
153,215	USD	164,882,000	KRW	BOA	05/31/18	—	(1,278)
541,491	USD	10,269,000	MXN	SSG	05/31/18	—	(4,848)
199,998	USD	283,000	NZD	CBA	05/31/18	904	—
51,519	USD	3,200,000	RUB	GSC	05/31/18	902	—
225,072	USD	2,770,000	ZAR	CBK	05/31/18	3,808	—

Total						$115,286	$(35,223)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

22

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
SSG	State Street Global Markets LLC
SGF	Societe Generale

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
GSCI	Goldman Sachs Commodity
ICE	Intercontinental Exchange
LME	London Metal Exchange
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

23

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$424,638	$—	$424,638	$—
Banks	4,118,943	—	4,118,943	—
Capital Goods	7,080,421	5,138,516	1,940,822	1,083
Commercial & Professional Services	627,766	600,392	27,374	—
Consumer Durables & Apparel	1,290,492	1,290,492	—	—
Diversified Financials	738,046	82,066	655,980	—
Energy	100,851,908	83,694,016	17,157,892	—
Food & Staples Retailing	723,051	379,491	343,560	—
Food, Beverage & Tobacco	6,073,057	4,213,249	1,859,808	—
Insurance	1,668,217	—	1,668,217	—
Materials	36,039,525	16,250,052	19,789,473	—
Media	602,657	602,657	—	—
Pharmaceuticals, Biotechnology & Life Sciences	98,944	—	98,944	—
Real Estate	1,850,825	1,850,825	—	—
Retailing	284,322	103,366	180,956	—
Semiconductors & Semiconductor Equipment	174,335	—	174,335	—
Software & Services	311,095	—	311,095	—
Telecommunication Services	3,053,173	—	3,053,173	—
Transportation	2,476,684	1,417,502	1,059,182	—
Utilities	18,929,708	6,889,148	12,040,560	—
Corporate Bonds	1,603,925	—	1,603,925	—
Foreign Government Obligations	2,772,251	—	2,772,251	—
U.S. Government Securities	50,699,364	—	50,699,364	—
Convertible Bonds	284,406	—	284,406	—
Exchange-Traded Funds	2,048,632	2,048,632	—	—
Preferred Stocks	469,197	469,197	—	—
Convertible Preferred Stocks	252,340	252,340	—	—
Warrants	3,947	3,947	—	—
Short-Term Investments	56,675,952	56,675,952	—	—
Purchased Options	160,232	142,190	18,042	—
Foreign Currency Contracts(2)	115,286	—	115,286	—
Futures Contracts(2)	922,265	922,265	—	—

Total	$303,425,604	$183,026,295	$120,398,226	$1,083

Liabilities
Foreign Currency Contracts(2)	$(35,223)	$—	$(35,223)	$—
Futures Contracts(2)	(1,250,831)	(1,250,831)	—	—
Swaps - Total Return(2)	(11,210)	—	(11,210)	—

Total	$(1,297,264)	$(1,250,831)	$(46,433)	$—

(1)	For the six-month period ended April 30, 2018, investments valued at $1,835,241 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $513,146 were transferred from Level 2 to Level 1 due to the discontuniation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

24

Hartford Long/Short Global Equity Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 113.6%
	Automobiles & Components - 2.2%
8,312	Hankook Tire Co., Ltd.	$383,877
25,800	Keihin Corp.	509,655
10,618	Tenneco, Inc.	474,518

		1,368,050

	Banks - 6.4%
16,200	BancorpSouth Bank	535,410
13,300	Bank of Kyoto Ltd.	799,536
447,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	341,943
4,360	IBERIABANK Corp.	326,782
48,800	MGIC Investment Corp.	488,976
7,748	Texas Capital Bancshares, Inc.*	764,340
355,632	Unicaja Banco S.A.*(1)	645,016

		3,902,003

	Capital Goods - 11.6%
13,672	AerCap Holdings N.V.*	712,721
24,300	Aerojet Rocketdyne Holdings, Inc.*	678,942
12,364	AGCO Corp.	774,976
29,817	Escorts Ltd.	446,400
36,500	Fuji Corp.	655,079
37,700	Hino Motors Ltd.	459,956
25,726	JELD-WEN Holding, Inc.*	723,158
26,300	Nippo Corp.	603,188
6,236	Rheinmetall AG	814,928
18,764	Terex Corp.	685,261
12,680	Timken Co.	542,070

		7,096,679

	Commercial & Professional Services - 2.9%
13,192	Robert Half International, Inc.	801,414
18,889	TriNet Group, Inc.*	975,617

		1,777,031

	Consumer Durables & Apparel - 5.2%
31,619	Acushnet Holdings Corp.	763,915
7,831	Carter’s, Inc.	785,606
99,000	Haier Electronics Group Co., Ltd.	342,518
23,026	La-Z-Boy, Inc.	663,149
13,474	Moncler S.p.A.	607,298

		3,162,486

	Diversified Financials - 6.9%
8,119	FirstCash, Inc.	703,917
42,530	GAM Holding AG*	678,873
67,475	IG Group Holdings plc	770,463
41,146	MTGE Investment Corp. REIT	746,800
8,639	Noah Holdings Ltd. ADR*(2)	446,377
29,983	Redwood Trust, Inc. REIT	459,939
20,644	Solar Capital Ltd.	420,725

		4,227,094

	Energy - 5.4%
36,903	Antero Resources Corp.*	701,157
17,360	Delek U.S. Holdings, Inc.	822,343
62,735	Enerplus Corp.	728,028
29,500	Japan Petroleum Exploration Co., Ltd.	767,661
53,300	Raging River Exploration, Inc.*	296,399

		3,315,588

Shares or Principal Amount		Market Value†
COMMON STOCKS - 113.6% - (continued)
	Food, Beverage & Tobacco - 2.0%
11,464	Fresh Del Monte Produce, Inc.	$563,455
72,100	Itoham Yonekyu Holdings, Inc.	654,784

		1,218,239

	Health Care Equipment & Services - 9.4%
12,941	Encompass Health Corp.	787,072
16,426	Globus Medical, Inc. Class A*	840,847
9,982	Haemonetics Corp.*	778,995
6,805	Hill-Rom Holdings, Inc.	584,073
18,145	LifePoint Health, Inc.*	869,146
10,521	Molina Healthcare, Inc.*	875,873
2,800	Ping An Healthcare and Technology Co., Ltd.*(3)(4)	19,550
472,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	290,062
55,929	UDG Healthcare plc	702,686

		5,748,304

	Household & Personal Products - 1.5%
13,273	Nu Skin Enterprises, Inc. Class A	944,374

	Insurance - 2.8%
24,466	Assured Guaranty Ltd.	887,871
94,389	Storebrand ASA	806,673

		1,694,544

	Materials - 11.2%
10,270	Cabot Corp.	573,682
15,800	Carpenter Technology Corp.	841,508
87,835	Centerra Gold, Inc.*	536,334
291,865	Lee & Man Paper Manufacturing Ltd.	321,483
18,384	Methanex Corp.	1,108,094
17,569	Salzgitter AG	964,813
18,800	Tokyo Ohka Kogyo Co., Ltd.	660,508
72,600	Tokyo Steel Manufacturing Co., Ltd.	605,843
4,957	Vidrala S.A.	520,788
27,747	Wienerberger AG	699,166

		6,832,219

	Media - 3.1%
34,205	New York Times Co. Class A	802,107
27,900	Nippon Television Holdings, Inc.	489,027
48,881	Television Francaise(2)	611,078

		1,902,212

	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
23,479	Amicus Therapeutics, Inc.*	332,228
18,255	Hikma Pharmaceuticals plc	321,880
5,717	ICON plc*	672,491
53,809	MiMedx Group, Inc.*(2)	441,772
19,659	Momenta Pharmaceuticals, Inc.*	408,907

		2,177,278

	Real Estate - 12.0%
563,945	Beni Stabili S.p.A. SIIQ REIT	534,028
45,642	Brandywine Realty Trust REIT	735,293
324,000	Corp. Inmobiliaria Vesta S.A.B. de C.V.	465,158
35,036	Entra ASA(1)	480,498
75,500	Kerry Properties Ltd.	360,929
25,875	LaSalle Hotel Properties REIT	765,124
6,439	LEG Immobilien AG	742,437
8,123	Life Storage, Inc. REIT	718,398
26,165	Park Hotels & Resorts, Inc. REIT	753,029
8,817	PotlatchDeltic Corp. REIT	457,161

The accompanying notes are an integral part of these financial statements.

25

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 113.6% - (continued)
	Real Estate - 12.0% - (continued)
89,295	Segro plc REIT	$792,381
48,855	UNITE Group plc	560,878

		7,365,314

	Retailing - 2.3%
97,503	Chico’s FAS, Inc.	968,205
32,400	Lojas Renner S.A.	301,600
53,569	PC Jeweller Ltd.	115,437

		1,385,242

	Semiconductors & Semiconductor Equipment - 6.5%
22,586	Entegris, Inc.	727,269
16,501	First Solar, Inc.*	1,170,086
29,495	Kulicke & Soffa Industries, Inc.*	675,141
4,100	SCREEN Holdings Co., Ltd.	335,358
8,803	Silicon Motion Technology Corp. ADR	397,984
21,729	Teradyne, Inc.	707,279

		4,013,117

	Software & Services - 3.7%
10,574	Mail.Ru Group Ltd. GDR*	335,139
3,202	SINA Corp.*	305,919
6,632	Temenos Group AG*	834,490
19,318	Teradata Corp.*	790,493

		2,266,041

	Technology Hardware & Equipment - 5.0%
11,462	Arrow Electronics, Inc.*	856,670
64,000	Chroma ATE, Inc.	321,807
334,521	E Ink Holdings, Inc.	370,146
82,258	Electrocomponents plc	687,671
17,800	Hitachi High-Technologies Corp.	830,204

		3,066,498

	Telecommunication Services - 0.9%
49,931	Vonage Holdings Corp.*	558,229

	Transportation - 6.7%
148,500	Aeroflot PJSC	339,577
215,644	Air New Zealand Ltd.	494,808
144,000	AirAsia Group Bhd	140,676
76,200	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	401,942
83,520	International Container Terminal Services, Inc.	136,538
32,454	JetBlue Airways Corp.*	622,792
8,659	Kirby Corp.*	738,613
45,100	Localiza Rent a Car S.A.	359,054
107,371	Qantas Airways Ltd.	464,356
696,000	Sinotrans Ltd. Class H	398,780

		4,097,136

	Utilities - 2.4%
66,869	AES Corp.	818,476
41,636	ENN Energy Holdings Ltd.	389,360
491,661	SJVN Ltd.	244,304

		1,452,140

	Total Common Stocks (cost $64,957,077)	$69,569,818

Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 2.4%
	Other Investment Pools & Funds - 2.4%
11,239	iShares Core MSCI EAFE ETF	$748,967
4,849	iShares Russell 2000 ETF	743,449

		1,492,416

	Total Exchange-Traded Funds (cost $1,265,185)	$1,492,416

PREFERRED STOCKS - 1.5%
	Banks - 0.9%
98,073	Banco ABC Brasil S.A. 4.80%	$525,191

	Materials - 0.6%
76,900	Gerdau S.A.*	365,490

	Total Preferred Stocks (cost $899,417)	$890,681

	Total Long-Term Investments (cost $67,121,679)	$71,952,915

SHORT-TERM INVESTMENTS - 2.0%
	Other Investment Pools & Funds - 0.6%
363,078	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(5)		$363,078

	Securities Lending Collateral - 1.4%
42,365	Citibank NA DDCA, 1.50%, 5/1/2018(5)		42,365
450,847	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(5)		450,847
354,088	Invesco Government & Agency Portfolio, 1.60%(5)		354,088

			847,300

	Total Short-Term Investments (cost $1,210,378)		$1,210,378

	Total Investments (cost $68,332,057)	119.5%	$73,163,293

	Total Securities Sold Short (proceeds $33,811,103)	(56.6)%	$(34,667,250)
	Other Assets and Liabilities	37.1%	22,722,394

	Total Net Assets	100.0%	$61,218,437

SECURITIES SOLD SHORT - (56.6%)
COMMON STOCKS - (55.1%)
	Automobiles & Components - (1.8%)
(15,123)	Brembo S.p.A.		$(222,801)
(2,473)	Dorman Products, Inc.		(158,915)
(9,181)	Fox Factory Holding Corp.		(305,268)
(10,541)	Gentherm, Inc.		(356,286)
(1,412)	Nifco, Inc.		(49,576)

			(1,092,846)

The accompanying notes are an integral part of these financial statements.

26

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
SECURITIES SOLD SHORT - (56.6%) - (continued)
COMMON STOCKS - (55.1%) - (continued)
	Banks - (1.2%)
(8,571)	Beneficial Bancorp, Inc.	$(135,851)
(1,521)	Independent Bank Corp.	(109,968)
(16,061)	Itau CorpBanca ADR	(244,127)
(66,219)	Seven Bank Ltd.	(222,328)

		(712,274)

	Capital Goods - (7.8%)
(7,850)	Apogee Enterprises, Inc.	(322,713)
(162,768)	AviChina Industry & Technology Co., Ltd. Class H	(102,626)
(37,750)	Chiyoda Corp.	(387,609)
(5,680)	CIRCOR International, Inc.	(240,662)
(5,757)	Cubic Corp.	(355,495)
(384)	dormakaba Holding AG	(297,028)
(8,535)	Kornit Digital Ltd.	(124,184)
(28,718)	Kratos Defense & Security Solutions, Inc.	(287,467)
(17,037)	MRC Global, Inc.	(319,103)
(43,668)	Munters Group AB(1)	(252,207)
(10,861)	NKT AS	(322,856)
(34,561)	NOW, Inc.	(419,225)
(121,764)	Salini Impregilo S.p.A.	(348,388)
(41,566)	Sunrun, Inc.	(383,239)
(4,640)	Tennant Co.	(343,360)
(11,890)	Tsubaki Nakashima Co., Ltd.	(279,979)
(799)	Uponor Oyj	(13,920)

		(4,800,061)

	Commercial & Professional Services - (0.8%)
(2,673)	ABM Industries, Inc.	(83,210)
(26,934)	Prestige International, Inc.	(309,406)
(6,837)	Relia, Inc.	(86,923)

		(479,539)

	Consumer Durables & Apparel - (1.9%)
(25,268)	American Outdoor Brands Corp.	(277,948)
(6,255)	Chargeurs S.A.	(188,793)
(3,542)	iRobot Corp.	(206,711)
(9,769)	Neinor Homes S.A.(1)	(189,119)
(7,366)	Tempur Sealy International, Inc.	(329,628)

		(1,192,199)

	Consumer Services - (2.0%)
(68,849)	Ardent Leisure Group	(97,482)
(12,732)	Belmond Ltd. Class A	(136,233)
(4,677)	Chegg, Inc.	(108,553)
(15,371)	Colowide Co., Ltd.	(391,001)
(21,081)	Wendy’s Co. (The)	(352,896)
(2,512)	Wingstop, Inc.	(122,736)

		(1,208,901)

	Diversified Financials - (2.3%)
(5,700)	Donnelley Financial Solutions, Inc.	(104,880)
(8,568)	Flow Traders(1)	(331,923)
(4,321)	Greenhill & Co., Inc.	(87,716)
(2,290)	Hypoport AG	(439,968)
(101,318)	LendingClub Corp.	(272,545)
(14,795)	SLM Corp.	(169,847)

		(1,406,879)

	Energy - (0.8%)
(6,583)	Forum Energy Technologies, Inc.	(82,946)
(22,596)	Ring Energy, Inc.	(377,805)

		(460,751)

Shares or Principal Amount		Market Value†
SECURITIES SOLD SHORT - (56.6%) - (continued)
COMMON STOCKS - (55.1%) - (continued)
	Food & Staples Retailing - (0.6%)
(5,175)	Kusuri no Aoki Holdings Co., Ltd.	$(354,956)

	Food, Beverage & Tobacco - (2.0%)
(1,825)	Calbee, Inc.	(61,457)
(19,155)	Freshpet, Inc.	(379,269)
(109,466)	Greencore Group plc	(238,735)
(4,344)	Ito En Ltd.	(173,195)
(3,755)	Kagome Co., Ltd.	(135,386)
(25,706)	Pioneer Foods Group Ltd.	(251,471)

		(1,239,513)

	Health Care Equipment & Services - (8.0%)
(3,787)	Acadia Healthcare Co., Inc.	(134,742)
(7,496)	AtriCure, Inc.	(166,636)
(9,010)	AxoGen, Inc.	(358,598)
(8,730)	BioTelemetry, Inc.	(333,486)
(5,160)	DexCom, Inc.	(377,609)
(21,234)	Evolent Health, Inc. Class A	(350,361)
(11,642)	Glaukos Corp.	(392,103)
(163,787)	Healthscope Ltd.	(298,409)
(5,336)	iRhythm Technologies, Inc.	(310,288)
(11,686)	K2M Group Holdings, Inc.	(223,203)
(144,014)	Life Healthcare Group Holdings Ltd.	(340,827)
(58,742)	Nanosonics Ltd.	(105,782)
(4,231)	Nevro Corp.	(378,082)
(17,441)	Novocure Ltd.	(476,139)
(2,469)	Penumbra, Inc.	(307,020)
(105,697)	Raffles Medical Group Ltd.	(91,372)
(1,551)	Sartorius AG	(238,235)

		(4,882,892)

	Household & Personal Products - (1.1%)
(191,051)	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	(346,204)
(13,533)	Ontex Group N.V.	(346,885)

		(693,089)

	Insurance - (2.9%)
(6,337)	Argo Group International Holdings Ltd.	(370,398)
(8,386)	Aspen Insurance Holdings Ltd.	(355,986)
(6,343)	Axis Capital Holdings Ltd.	(372,334)
(76)	Erie Indemnity Co. Class A	(8,874)
(212,473)	Saga plc	(396,164)
(9,627)	Trupanion, Inc.	(252,998)

		(1,756,754)

	Materials - (4.8%)
(4,657)	Buzzi Unicem S.p.A.	(117,583)
(5,306)	Compass Minerals International, Inc.	(357,094)
(1,135)	Eagle Materials, Inc.	(112,320)
(76,040)	Fletcher Building Ltd.	(336,783)
(1,514)	Huhtamaki Oyj	(61,582)
(216,250)	Nampak Ltd.	(241,145)
(40,987)	Nyrstar N.V.	(282,843)
(8,549)	Orica Ltd.	(127,372)
(84,588)	Pact Group Holdings Ltd.	(360,173)
(28,947)	Pretium Resources, Inc.	(194,791)
(366,188)	Sibanye Gold Ltd.	(320,985)
(127,996)	Syrah Resources Ltd.	(306,448)
(4,756)	UACJ Corp.	(123,945)

		(2,943,064)

The accompanying notes are an integral part of these financial statements.

27

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
SECURITIES SOLD SHORT - (56.6%) - (continued)
COMMON STOCKS - (55.1%) - (continued)
	Real Estate - (2.4%)
(433)	Alexander’s, Inc. REIT	$(170,321)
(300,000)	China Overseas Grand Oceans Group Ltd.	(130,228)
(132)	Comforia Residential REIT, Inc. REIT	(303,142)
(47,570)	New Senior Investment Group, Inc. REIT	(410,053)
(733,061)	Redco Group(1)	(459,135)

		(1,472,879)

	Retailing - (2.8%)
(22,812)	Bapcor Ltd.	(100,646)
(17,058)	Core-Mark Holding Co., Inc.	(351,565)
(5,507)	Duluth Holdings, Inc. Class B	(95,546)
(2,567)	Floor & Decor Holdings, Inc. Class A	(142,700)
(6,344)	IDOM, Inc.	(45,837)
(7,042)	JINS, Inc.	(381,363)
(61,043)	Woolworths Holdings Ltd.	(313,708)
(1,463)	zooplus AG	(303,344)

		(1,734,709)

	Semiconductors & Semiconductor Equipment - (3.2%)
(10,532)	Brooks Automation, Inc.	(262,036)
(8,089)	CEVA, Inc.	(263,701)
(11,801)	Inphi Corp.	(337,273)
(8,210)	MaxLinear, Inc.	(183,329)
(8,573)	Megachips Corp.	(274,976)
(2,796)	Semtech Corp.	(109,883)
(13,472)	Ultra Clean Holdings, Inc.	(235,895)
(19,629)	Veeco Instruments, Inc.	(303,268)

		(1,970,361)

	Software & Services - (4.2%)
(9,706)	Benefitfocus, Inc.	(293,121)
(2,626)	Ellie Mae, Inc.	(254,381)
(9,335)	Everbridge, Inc.	(348,662)
(7,682)	GMO internet, Inc.	(140,767)
(1,864)	GMO Payment Gateway, Inc.	(184,462)
(8,088)	Instructure, Inc.	(327,968)
(9,199)	Istyle, Inc.	(122,468)
(59,773)	NetEnt AB	(340,958)
(11,294)	PROS Holdings, Inc.	(333,399)
(4,048)	Q2 Holdings, Inc.	(199,364)

		(2,545,550)

	Technology Hardware & Equipment - (2.3%)
(16,348)	Infinera Corp.	(191,598)
(4,239)	Ingenico Group S.A.	(370,798)
(4,384)	Itron, Inc.	(286,714)
(5,313)	Lumentum Holdings, Inc.	(268,041)
(13,129)	Nissha Co., Ltd.	(309,090)
(39)	ViaSat, Inc.	(2,495)

		(1,428,736)

	Telecommunication Services - (1.2%)
(3,357)	Cellnex Telecom S.A.(1)	(90,032)
(27,971)	Consolidated Communications Holdings, Inc.	(316,072)
(3,765)	ORBCOMM, Inc.	(33,960)
(156,742)	Vocus Group Ltd.	(288,068)

		(728,132)

Shares or Principal Amount		Market Value†
SECURITIES SOLD SHORT - (56.6%) - (continued)
COMMON STOCKS - (55.1%) - (continued)
	Transportation - (1.0%)
(5,214)	Kawasaki Kisen Kaisha Ltd.	$(120,575)
(945)	Panalpina Welttransport Holding AG	(119,608)
(94,839)	PostNL N.V.	(368,161)

		(608,344)

	Total Common Stocks (Proceeds $(32,974,287))	$(33,712,429)

EXCHANGE TRADED FUNDS - (1.5%)
	Other Investment Pools & Funds - 1.5%
(9,683)	iShares MSCI Brazil ETF	$(409,591)
(15,082)	iShares MSCI India ETF	(527,116)

	Total Exchange Traded Funds (cost $(836,816))	$(936,707)

RIGHTS - (0.0%)
	Materials - (0.0%)
(17,049)	Fletcher Building Ltd.	$(18,114)

	Total Rights (Proceeds $—)	$(18,114)

	Total Securities Sold Short (Proceeds $(33,811,103))	$(34,667,250)

The accompanying notes are an integral part of these financial statements.

28

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $1,125,514, which represented 1.8% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $19,550, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of this security was $19,550, which represented 0.0% of total net assets.

(5)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
98,919	MYR	25,247	USD	SSG	05/02/18	$ —	$ (37)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
MYR	Malaysian Ringgit
USD	United States Dollar

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

29

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,368,050	$474,518	$893,532	$—
Banks	3,902,003	2,115,508	1,786,495	—
Capital Goods	7,096,679	4,117,128	2,979,551	—
Commercial & Professional Services	1,777,031	1,777,031	—	—
Consumer Durables & Apparel	3,162,486	2,212,670	949,816	—
Diversified Financials	4,227,094	2,777,758	1,449,336	—
Energy	3,315,588	2,547,927	767,661	—
Food, Beverage & Tobacco	1,218,239	563,455	654,784	—
Health Care Equipment & Services	5,748,304	4,736,006	992,748	19,550
Household & Personal Products	944,374	944,374	—	—
Insurance	1,694,544	887,871	806,673	—
Materials	6,832,219	3,580,406	3,251,813	—
Media	1,902,212	802,107	1,100,105	—
Pharmaceuticals, Biotechnology & Life Sciences	2,177,278	1,855,398	321,880	—
Real Estate	7,365,314	3,894,163	3,471,151	—
Retailing	1,385,242	1,269,805	115,437	—
Semiconductors & Semiconductor Equipment	4,013,117	3,677,759	335,358	—
Software & Services	2,266,041	1,096,412	1,169,629	—
Technology Hardware & Equipment	3,066,498	856,670	2,209,828	—
Telecommunication Services	558,229	558,229	—	—
Transportation	4,097,136	2,258,939	1,838,197	—
Utilities	1,452,140	818,476	633,664	—
Exchange-Traded Funds	1,492,416	1,492,416	—	—
Preferred Stocks	890,681	890,681	—	—
Short-Term Investments	1,210,378	1,210,378	—	—

Total	$73,163,293	$47,416,085	$25,727,658	$19,550

Liabilities
Foreign Currency Contracts(2)	$(37)	$—	$(37)	$—
Securities Sold Short
Automobiles & Components	(1,092,846)	(820,469)	(272,377)	—
Banks	(712,274)	(489,946)	(222,328)	—
Capital Goods	(4,800,061)	(2,795,448)	(2,004,613)	—
Commercial & Professional Services	(479,539)	(83,210)	(396,329)	—
Consumer Durables & Apparel	(1,192,199)	(814,287)	(377,912)	—
Consumer Services	(1,208,901)	(720,418)	(488,483)	—
Diversified Financials	(1,406,879)	(966,911)	(439,968)	—
Energy	(460,751)	(460,751)	—	—
Food & Staples Retailing	(354,956)	—	(354,956)	—
Food, Beverage & Tobacco	(1,239,513)	(630,740)	(608,773)	—
Health Care Equipment & Services	(4,882,892)	(4,149,094)	(733,798)	—
Household & Personal Products	(693,089)	(346,204)	(346,885)	—
Insurance	(1,756,754)	(1,360,590)	(396,164)	—
Materials	(2,943,064)	(905,350)	(2,037,714)	—
Real Estate	(1,472,879)	(580,374)	(892,505)	—
Retailing	(1,734,709)	(589,811)	(1,144,898)	—
Semiconductors & Semiconductor Equipment	(1,970,361)	(1,695,385)	(274,976)	—
Software & Services	(2,545,550)	(1,756,895)	(788,655)	—
Technology Hardware & Equipment	(1,428,736)	(748,848)	(679,888)	—
Telecommunication Services	(728,132)	(350,032)	(378,100)	—
Transportation	(608,344)	—	(608,344)	—
Securities Sold Short - ETF
Diversified Financials	(936,707)	(936,707)	—	—
Securities Sold Short - Rights
Materials	(18,114)	(18,114)	—	—

Total	$(34,667,287)	$(21,219,584)	$(13,447,703)	$—

The accompanying notes are an integral part of these financial statements.

30

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(1)	For the six-month period ended April 30, 2018, investments valued at $332,480 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $587,093 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

31

Hartford Real Total Return Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.8%
	Automobiles & Components - 1.5%
4,055	Bridgestone Corp.	$169,510
11,214	Hota Industrial Manufacturing Co., Ltd.	49,294
476	Hyundai Motor Co.	70,994
8,525	Isuzu Motors Ltd.	130,128
5,002	NGK Spark Plug Co., Ltd.	128,285
14,158	Nissan Motor Co., Ltd.	148,949
10,789	Sumitomo Electric Industries Ltd.	165,170
3,386	Suzuki Motor Corp.	181,990
329	Tesla, Inc.*(1)	96,693
5,354	Tokai Rika Co., Ltd.	106,957
2,089	Toyota Industries Corp.	123,190

		1,371,160

	Banks - 1.3%
123,000	Agricultural Bank of China Ltd. Class H	69,349
3,100	Banco Santander Brasil S.A. ADR	33,604
66,000	China Construction Bank Corp. Class H	69,145
4,035	China Merchants Bank Co., Ltd. Class H	17,594
620	Credicorp Ltd.	144,144
50,000	CTBC Financial Holding Co., Ltd.	35,658
105,000	E.Sun Financial Holding Co., Ltd.	74,251
80,000	Industrial & Commercial Bank of China Ltd. Class H	70,231
4,500	Itau Unibanco Holding S.A. ADR	65,385
957	KB Financial Group, Inc.	54,372
49,024	Mitsubishi UFJ Financial Group, Inc.	328,527
8,989	San-In Godo Bank Ltd.	84,514
3,656	Sumitomo Mitsui Trust Holdings, Inc.	155,040

		1,201,814

	Capital Goods - 2.8%
4,134	Airtac International Group	71,731
10,646	Amada Holdings Co., Ltd.	127,798
976	Bidvest Group Ltd.	19,119
8,660	Bizlink Holding, Inc.	63,949
1,381	Daifuku Co., Ltd.	73,825
818	FANUC Corp.	175,224
12,280	Haitian International Holdings Ltd.	32,681
962	Harmonic Drive Systems, Inc.	45,809
1,085	Harris Corp.	169,716
19,255	Hazama Ando Corp.	154,712
490	Hirata Corp.	46,263
5,402	HizeAero Co., Ltd.*	35,576
211	Hyundai Elevator Co., Ltd.	20,385
2,200	Iochpe Maxion S.A.	17,647
15,938	ITOCHU Corp.	318,735
5,223	JGC Corp.	128,010
5,035	Kinden Corp.	87,815
3,704	Kumagai Gumi Co., Ltd.	126,041
2,746	Minebea Mitsumi, Inc.	54,922
364	Nidec Corp.	56,945
6,450	Nissin Electric Co., Ltd.	64,668
3,137	Noritz Corp.	57,158
289	SMC Corp.	109,818
6,776	Tadano Ltd.	104,276
2,965	Taisei Corp.	159,950
8,213	Takuma Co., Ltd.	89,988
5,631	Toshiba Plant Systems & Services Corp.	117,512
1,576	Voltronic Power Technology Corp.*	28,047

		2,558,320

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.8% - (continued)
	Commercial & Professional Services - 0.2%
2,102	Aeon Delight Co., Ltd.	$73,540
2,432	Wolters Kluwer N.V.	131,595

		205,135

	Consumer Durables & Apparel - 1.1%
4,812	Alpine Electronics, Inc.	90,994
14,000	ANTA Sports Products Ltd.	79,887
500	Arezzo Industria e Comercio S.A.	7,562
4,332	Bandai Namco Holdings, Inc.	146,590
4,310	Casio Computer Co., Ltd.	64,199
16,000	Cosmo Lady China Holdings Co., Ltd.(2)	10,242
11,065	Haier Electronics Group Co., Ltd.	38,282
207	HLB, Inc.*	23,305
778	Hwaseung Enterprise Co., Ltd.	15,705
390	LG Electronics, Inc.	36,979
2,000	Nien Made Enterprise Co., Ltd.	17,765
2,094	Roku, Inc.*	68,139
9,403	Sekisui Chemical Co., Ltd.	166,340
9,865	Shenzhou International Group Holdings Ltd.	107,689
987	Sony Corp.	46,099
738	Token Corp.	70,280
5,000	Xiamen Comfort Science & Technology Group Co., Ltd.	17,618
2,300	Zhejiang Supor Cookware Co., Ltd. Class A	17,730

		1,025,405

	Consumer Services - 0.7%
53,000	China Maple Leaf Educational Systems Ltd.	73,440
28,090	China New Higher Education Group Ltd.(2)	20,711
92,500	China Yuhua Education Corp. Ltd.(1)(2)	48,509
6,700	Estacio Participacoes S.A.	61,010
20,000	Fu Shou Yuan International Group Ltd.	19,078
5,079	Galaxy Entertainment Group Ltd.	44,455
796	Hana Tour Service, Inc.	87,955
10,798	Houghton Mifflin Harcourt Co.*	73,426
2,450	Melco Resorts & Entertainment Ltd. ADR	76,465
477	Modetour Network, Inc.	16,492
3,148	Paradise Co., Ltd.	68,318
6,000	Sands China Ltd.	34,676
5,269	Wynn Macau Ltd.	19,471

		644,006

	Diversified Financials - 0.1%
25,000	Chailease Holding Co., Ltd.	91,218

	Energy - 8.3%
31,962	Alta Mesa Resources, Inc.*	239,715
22,841	Callon Petroleum Co.*	317,718
8,487	Canadian Natural Resources Ltd.	306,211
13,861	Centennial Resource Development, Inc. Class A*	256,429
900	CNOOC Ltd. ADR	152,109
1,970	Concho Resources, Inc.*	309,704
2,605	Continental Resources, Inc.*	172,086
4,926	Delek U.S. Holdings, Inc.	233,345
5,471	Diamondback Energy, Inc.*	702,750
6,640	Ecopetrol S.A. ADR(1)	146,611
4,902	EOG Resources, Inc.	579,269
1,994	EQT Corp.	100,079
12,314	Extraction Oil & Gas, Inc.*	173,874
17,000	Formosa Petrochemical Corp.	69,366
5,250	Halliburton Co.	278,197
30,169	Jagged Peak Energy, Inc.*(1)	432,322

The accompanying notes are an integral part of these financial statements.

32

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.8% - (continued)
	Energy - 8.3% - (continued)
1,150	LUKOIL PJSC ADR	$76,654
5,663	Lundin Petroleum AB*	156,112
9,584	Newfield Exploration Co.*	285,603
9,900	Petroleo Brasileiro S.A. ADR*	139,491
1,625	Pioneer Natural Resources Co.	327,519
6,403	Plains GP Holdings L.P. Class A*	155,081
15,711	ProPetro Holding Corp.*(1)	287,511
2,560	QEP Resources, Inc.*	31,181
9,900	QGEP Participacoes S.A.	36,088
55,968	Raging River Exploration, Inc.*	311,236
310	S-Oil Corp.	31,793
7,883	Select Energy Services, Inc. Class A*	118,639
175	SK Innovation Co., Ltd.	32,068
24,736	Spartan Energy Corp.*	122,529
14,687	SRC Energy, Inc.*	162,144
9,319	Targa Resources Corp.	437,713
22,780	WPX Energy, Inc.*	389,310
12,000	Yanzhou Coal Mining Co., Ltd. Class H	15,016

		7,585,473

	Food & Staples Retailing - 0.2%
3,313	Shoprite Holdings Ltd.	65,915
1,771	Walgreens Boots Alliance, Inc.	117,683
224	Zur Rose Group AG*	26,258

		209,856

	Food, Beverage & Tobacco - 0.9%
9,700	Ambev S.A. ADR	64,214
4,269	Asahi Group Holdings Ltd.	215,951
31,000	China Mengniu Dairy Co., Ltd.	99,938
15,185	China Resources Beer Holdings Co., Ltd.	65,401
736	Daesang Corp.	18,259
7,966	Japan Tobacco, Inc.	214,136
39	Lotte Confectionery Co., Ltd.	6,922
1,127	Orion Corp/Republic of Korea	130,826
39,000	Want Want China Holdings Ltd.	34,463

		850,110

	Health Care Equipment & Services - 5.0%
4,172	Abbott Laboratories	242,518
1,650	Acadia Healthcare Co., Inc.*	58,707
295	Aetna, Inc.	52,820
735	Anthem, Inc.	173,453
835	athenahealth, Inc.*	102,262
938	Baxter International, Inc.	65,191
3,637	BML, Inc.	92,051
14,014	Boston Scientific Corp.*	402,482
1,887	Cardinal Health, Inc.	121,089
36	Celltrion Healthcare Co., Ltd.*	2,992
816	Cerner Corp.*	47,532
773	Cigna Corp.	132,817
4,108	CYBERDYNE, Inc.*	52,511
1,777	Danaher Corp.	178,269
460	Dentium Co., Ltd.	33,676
1,018	Edwards Lifesciences Corp.*	129,652
947	Envision Healthcare Corp.*	35,200
772	Essilor International Cie Generale d’Optique S.A.	105,446
1,449	HCA Healthcare, Inc.	138,727
3,166	HMS Holdings Corp.*	57,020
1,377	Hologic, Inc.*	53,414
234	Humana, Inc.	68,838

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.8% - (continued)
	Health Care Equipment & Services - 5.0% - (continued)
1,408	Koninklijke Philips N.V.	$59,595
675	LifePoint Health, Inc.*	32,332
1,700	McKesson Corp.	265,557
5,489	Medtronic plc	439,834
404	Molina Healthcare, Inc.*	33,633
14,416	Netcare Ltd.	35,840
713	NuVasive, Inc.*	37,939
2,360	Olympus Corp.	88,006
1,656	OraSure Technologies, Inc.*	29,361
500	Ping An Healthcare and Technology Co., Ltd.*(3)(4)(5)	3,491
400	Siemens Healthineers AG*(2)	15,595
6,800	Sinopharm Group Co., Ltd. Class H	28,677
6,827	Smith & Nephew plc	130,744
1,585	Stryker Corp.	268,531
2,613	UnitedHealth Group, Inc.	617,713
599	WellCare Health Plans, Inc.*	122,891
251	Zimmer Biomet Holdings, Inc.	28,908

		4,585,314

	Household & Personal Products - 0.5%
439	Amorepacific Corp.	142,834
812	Cosmax, Inc.	118,552
265	It’s Hanbul Co., Ltd.	14,697
273	Jayjun Cosmetic Co., Ltd.*	6,530
118	LG Household & Health Care Ltd.	150,672
1,396	NUTRIBIOTECH Co., Ltd.*	36,194

		469,479

	Insurance - 1.3%
8,300	AIA Group Ltd.	74,179
66,000	China Life Insurance Co., Ltd.	71,507
2,334	Discovery Ltd.	32,407
7,800	IRB Brasil Resseguros S.A.	105,315
6,690	MS&AD Insurance Group Holdings, Inc.	225,428
2,745	Ping An Insurance Group Co. of China Ltd. Class H	26,823
10,621	Sony Financial Holdings, Inc.	193,768
8,520	T&D Holdings, Inc.	144,704
6,481	Tokio Marine Holdings, Inc.	305,885

		1,180,016

	Materials - 1.7%
7,444	ADEKA Corp.	132,187
16,455	Anhui Conch Cement Co., Ltd. Class H	102,703
42,000	China Molybdenum Co., Ltd. Class H	31,562
96,900	China National Building Material Co., Ltd. Class H	113,208
8,700	Cia de Minas Buenaventura S.A.A ADR	138,765
18,279	Daicel Corp.	210,908
449	Ecopro Co., Ltd.*	15,094
2,524	Fujimi, Inc.	54,640
1,432	Fuso Chemical Co., Ltd.	36,292
14,400	Gerdau S.A. ADR	67,248
6,092	JSR Corp.	114,761
3,462	Koza Altin Isletmeleri AS*	38,764
762	Kumba Iron Ore Ltd.	16,278
15,929	Lee & Man Paper Manufacturing Ltd.	17,545
1,337	Novolipetsk Steel PJSC GDR	34,075
17,159	Petkim Petrokimya Holding AS	30,326
1,613	Sanyo Chemical Industries Ltd.	76,115
60,000	Shougang Fushan Resources Group Ltd.	14,708
26,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	17,264
154	SKCKOLONPI, Inc.	6,186
650	Sociedad Quimica y Minera de Chile S.A. ADR(1)	35,679

The accompanying notes are an integral part of these financial statements.

33

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.8% - (continued)
	Materials - 1.7% - (continued)
240	Songwon Industrial Co., Ltd.	$6,456
3,300	Suzano Papel e Celulose S.A.	38,678
6,350	Vale S.A. ADR	87,884
4,247	Yamato Kogyo Co., Ltd.	125,196

		1,562,522

	Media - 5.0%
3,935	CBS Corp. Class B	193,602
1,008	Charter Communications, Inc. Class A*	273,460
2,451	Cinemark Holdings, Inc.	96,006
1,997	CJ E&M Corp.	168,489
28,144	Comcast Corp. Class A	883,440
8,822	Interpublic Group of Cos., Inc.	208,111
24,248	ITE Group plc	50,929
2,685	JCDecaux S.A.	96,220
7,264	Liberty Global plc Series C*	211,382
3,145	Liberty Media Corp-Liberty Formula One Series C*	92,840
2,115	LIFULL Co., Ltd.	17,181
4,509	New York Times Co. Class A	105,736
18,387	Nippon Television Holdings, Inc.	322,285
1,679	Omnicom Group, Inc.	123,675
3,162	Publicis Groupe S.A.	236,454
28,489	Tarsus Group plc	114,525
8,158	Television Francaise(1)	101,986
9,935	Twenty-First Century Fox, Inc. Class A	363,224
2,662	Twenty-First Century Fox, Inc. Class B	96,018
6,679	Viacom, Inc. Class B	201,439
4,156	Vivendi S.A.	109,601
4,995	Walt Disney Co.	501,148

		4,567,751

	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
16,500	3SBio, Inc.*(2)	35,453
4,467	Alkermes plc*	197,754
2,428	Allergan plc	373,062
1,051	Alnylam Pharmaceuticals, Inc.*	99,351
2,318	Arena Pharmaceuticals, Inc.*	92,349
11,334	AstraZeneca plc ADR	402,697
485	Biogen, Inc.*	132,696
10,871	Bristol-Myers Squibb Co.	566,705
1,301	Celgene Corp.*	113,317
27	Celltrion, Inc.*	6,773
1,100	Changchun High & New Technology Industries, Inc. Class A	34,893
8,295	China Medical System Holdings Ltd.	20,313
48,500	China Resources Pharmaceutical Group Ltd.(2)	67,049
1,345	Chugai Pharmaceutical Co., Ltd.	70,935
7,585	CSPC Pharmaceutical Group Ltd.	19,319
3,860	Eisai Co., Ltd.	258,886
5,416	Eli Lilly & Co.	439,075
588	Genmab A/S*	118,716
2,500	Genscript Biotech Corp.	8,334
1,937	Global Blood Therapeutics, Inc.*	85,519
1,159	Hikma Pharmaceuticals plc	20,436
36	Hugel, Inc.*	16,898
2,133	Incyte Corp.*	132,118
5,120	Ironwood Pharmaceuticals, Inc.*	92,774
2,108	Johnson & Johnson	266,641
33,500	Luye Pharma Group Ltd.(1)	35,516
3,380	Medicines Co.*	101,704
53	Medy-Tox, Inc.	34,446
5,149	Mylan N.V.*	199,575

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.2% - (continued)
5,318	Novartis AG	$409,349
10,433	Ono Pharmaceutical Co., Ltd.	241,162
633	Portola Pharmaceuticals, Inc.*	22,870
714	Regeneron Pharmaceuticals, Inc.*	216,828
900	Roche Holding AG	199,969
35	Samsung Biologics Co., Ltd.*(2)	15,897
2,888	Seattle Genetics, Inc.*	147,837
3,375	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	18,307
2,075	Shionogi & Co., Ltd.	106,638
51,560	Sino Biopharmaceutical Ltd.	108,576
1,742	Syneos Health, Inc.*	66,370
5,000	TaiMed Biologics, Inc.*	51,970
2,110	Takeda Pharmaceutical Co., Ltd.	88,852
4,016	Teva Pharmaceutical Industries Ltd. ADR	72,208
1,479	Thermo Fisher Scientific, Inc.	311,108
1,837	UCB S.A.	138,352
1,398	Ultragenyx Pharmaceutical, Inc.*	71,074
60,620	United Laboratories International Holdings Ltd.*(1)	65,764
1,091	Vertex Pharmaceuticals, Inc.*	167,098
2,491	Wuxi Biologics Cayman, Inc.*(2)	22,596
1,328	Zealand Pharma A/S ADR*	19,787

		6,605,916

	Real Estate - 0.3%
2,000	China Resources Land Ltd.	7,511
3,200	Guangzhou R&F Properties Co., Ltd. Class H	7,608
173	LaSalle Logiport REIT*	177,643
5,500	Longfor Properties Co., Ltd.	16,449
4,572	Outfront Media, Inc. REIT	85,725

		294,936

	Retailing - 1.6%
333	Amazon.com, Inc.*	521,521
800	B2W Cia Digital*	6,600
25	Booking Holdings, Inc.*	54,450
546	Hikari Tsushin, Inc.	88,509
720	Hotel Shilla Co., Ltd.	77,445
1,777	JD.com, Inc. ADR*	64,878
513	LOTTE Himart Co., Ltd.	35,646
8,794	Marui Group Co., Ltd.	182,516
670	Netflix, Inc.*	209,348
6,770	Nishimatsuya Chain Co., Ltd.	83,220
894	Shimamura Co., Ltd.	104,038
1,664	Yume No Machi Souzou Iinkai Co., Ltd.	28,809

		1,456,980

	Semiconductors & Semiconductor Equipment - 5.4%
12,033	Advanced Micro Devices, Inc.*(1)	130,919
2,249	ams AG	185,491
6,694	ASM Pacific Technology Ltd.	91,730
576	ASML Holding N.V.	108,547
2,079	ASPEED Technology, Inc.	59,364
2,017	Axcelis Technologies, Inc.*	44,374
1,433	Broadcom, Inc.	328,759
497	Disco Corp.	87,113
1,546	Ferrotec Holdings Corp.	34,396
614	First Solar, Inc.*	43,539
10,146	FormFactor, Inc.*	116,425
2,119	Global Unichip Corp.	19,937
13,243	Globalwafers Co., Ltd.	213,643

The accompanying notes are an integral part of these financial statements.

34

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.8% - (continued)
	Semiconductors & Semiconductor Equipment - 5.4% - (continued)
4,894	Integrated Device Technology, Inc.*	$136,200
2,069	Intel Corp.	106,802
3,836	Inter Action Corp.	42,369
1,726	KLA-Tencor Corp.	175,603
452	Koh Young Technology, Inc.	42,921
3,093	Kulicke & Soffa Industries, Inc.*	70,799
3,938	Land Mark Optoelectronics Corp.	36,729
5,000	Macronix International*	7,943
13,362	Marvell Technology Group Ltd.	268,042
1,300	MaxLinear, Inc.*	29,029
2,247	Microchip Technology, Inc.	187,984
6,247	Micron Technology, Inc.*	287,237
12,500	Nanya Technology Corp.	38,911
1,270	NVIDIA Corp.	285,623
12,000	Pan Jit International, Inc.	20,266
1,000	QUALCOMM, Inc.	51,010
9,758	Realtek Semiconductor Corp.*	36,902
668	Rohm Co., Ltd.	61,899
853	SCREEN Holdings Co., Ltd.	69,771
4,666	Silergy Corp.	97,575
505	Silicon Laboratories, Inc.*	46,914
672	Silicon Motion Technology Corp. ADR	30,381
41,661	Sino-American Silicon Products, Inc.*	178,806
3,332	SK Hynix, Inc.	262,042
43,195	Taiwan Semiconductor Manufacturing Co., Ltd.*	329,031
2,044	Tazmo Co., Ltd.	28,936
2,896	Teradyne, Inc.	94,265
1,023	Tokyo Electron Ltd.	196,470
2,417	Tokyo Seimitsu Co., Ltd.	91,801
3,439	Tower Semiconductor Ltd.*	88,967
34,535	UMS Holdings Ltd.	27,692
8,708	Win Semiconductors Corp.	65,295

		4,958,452

	Software & Services - 6.3%
2,830	Alibaba Group Holding Ltd. ADR*	505,268
392	Alliance Data Systems Corp.	79,596
362	Alphabet, Inc. Class A*	368,726
485	Baozun, Inc. ADR*	22,305
407	Cafe24 Corp.*	51,559
1,344	Cloudera, Inc.*	19,152
132	Com2uSCorp	19,669
981	Delivery Hero AG*(2)	46,731
6,343	DeNA Co., Ltd.	120,895
748	Douzone Bizon Co., Ltd.	34,405
2,639	DTS Corp.	95,643
371	Electronic Arts, Inc.*	43,771
3,612	Facebook, Inc. Class A*	621,264
1,208	FleetCor Technologies, Inc.*	250,394
1,220	Global Payments, Inc.	137,921
836	GMO Payment Gateway, Inc.	82,731
722	Guidewire Software, Inc.*	61,096
18,176	Nexon Co., Ltd.*	264,486
664	Nintendo Co., Ltd.	278,997
3,143	NSD Co., Ltd.	65,529
490	Pagseguro Digital Ltd. Class A*	16,283
2,433	PayPal Holdings, Inc.*	181,526
400	Pivotal Software, Inc. Class A*	7,216
278	PKSHA Technology, Inc.*	33,549
2,273	salesforce.com, Inc.*	275,010

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.8% - (continued)
	Software & Services - 6.3% - (continued)
82	Samsung SDS Co., Ltd.	$18,625
1,258	ServiceNow, Inc.*	209,004
1,013	Spotify Technology S.A.*	163,772
14,088	Tencent Holdings Ltd.	692,607
13,075	TravelSky Technology Ltd. Class H	38,192
2,410	Visa, Inc. Class A	305,781
201	Weibo Corp. ADR*	23,018
324	WeMade Entertainment Co., Ltd.	18,089
1,034	WEX, Inc.*	167,425
328	Wix.com Ltd.*	26,978
1,622	Workday, Inc. Class A*	202,490
1,645	Xero Ltd.*	46,795
15,500	Yahoo Japan Corp.	63,700
1,676	Yandex N.V. Class A*	55,911

		5,716,109

	Technology Hardware & Equipment - 4.9%
9,464	AAC Technologies Holdings, Inc.	135,835
962	Advanced Ceramic X Corp.	8,159
1,996	Alps Electric Co., Ltd.	44,084
9,831	Catcher Technology Co., Ltd.	109,027
29,567	Chroma ATE, Inc.	148,670
3,554	Cisco Systems, Inc.	157,407
3,025	CommScope Holding Co., Inc.*	115,616
1,813	Cray, Inc.*	43,240
33,453	E Ink Holdings, Inc.	37,016
10,003	Elite Material Co., Ltd.	24,514
3,654	Ennoconn Corp.	59,128
2,331	Enplas Corp.	67,046
2,271	Fabrinet*	64,065
17,551	Flex Ltd.*	228,163
18,037	Getac Technology Corp.	25,938
20,554	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	124,265
3,194	Hitachi High-Technologies Corp.	148,970
15,437	Hytera Communications Corp. Ltd. Class A	25,275
5,542	II-VI, Inc.*	211,150
140,784	Inari Amertron Bhd	60,979
395	IPG Photonics Corp.*	84,147
1,001	Itron, Inc.*	65,465
438	Keyence Corp.	267,083
6,027	Kingpak Technology, Inc.	39,326
3,397	Kyocera Corp.	217,045
2,052	NetApp, Inc.	136,622
3,245	Quantenna Communications, Inc.*	41,114
413	Samsung Electronics Co., Ltd.*(3)(4)(5)	1,023,665
15,667	Sunny Optical Technology Group Co., Ltd.	255,648
820	TDK Corp.	70,675
209,638	Tongda Group Holdings Ltd.	46,431
2,783	Venture Corp. Ltd.	43,529
17,917	Walsin Technology Corp.	112,627
4,701	Yageo Corp.*	98,538
834	Zebra Technologies Corp. Class A*	112,448

		4,452,910

	Telecommunication Services - 0.7%
8,769	KDDI Corp.	235,391
9,166	Nippon Telegraph & Telephone Corp.	434,974

		670,365

The accompanying notes are an integral part of these financial statements.

35

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 57.8% - (continued)
		Transportation - 0.5%
	570	Azul S.A. ADR*	$17,670
	4,119	Japan Airlines Co., Ltd.	162,554
	779	JEJUAIR Co., Ltd.	35,421
	4,400	Latam Airlines Group S.A. ADR	67,188
	25,100	Rumo S.A.*	106,399
	2,300	Yunda Holding Co., Ltd. Class A	18,054

			407,286

		Utilities - 0.3%
	20,000	China Everbright Greentech Ltd.*(2)	18,664
	32,600	China Gas Holdings Ltd.	115,524
	6,885	ENN Energy Holdings Ltd.	64,385
	44,000	Guangdong Investment Ltd.	68,105

			266,678

		Total Common Stocks (cost $50,187,532)	$52,937,211

FOREIGN GOVERNMENT OBLIGATIONS - 20.7%
		Australia - 1.7%
AUD	1,804,126	Australia Government Bond 3.00%, 09/20/2025(6)(7)	$1,567,689

		Austria - 0.4%
EUR	256,000	Austria Government Bond 3.90%, 07/15/2020(2)(6)	338,942

		Belgium - 0.3%
	200,000	Belgium Government Bond 2.60%, 06/22/2024(2)(6)	275,993

		Canada - 1.5%
		Canadian Government Bond
CAD	361,000	3.50%, 12/01/2045	343,261
	109,000	5.00%, 06/01/2037	118,788
	821,957	Canadian Government Real Return Bond 4.00%, 12/01/2031(7)	929,277

			1,391,326

		Denmark - 0.2%
DKK	591,000	Denmark Government Bond 4.50%, 11/15/2039	159,478

		Finland - 0.2%
EUR	183,000	Finland Government Bond 3.38%, 04/15/2020(2)(6)	237,806

		France - 1.5%
		France Government Bond OAT
	706,225	1.85%, 07/25/2027(6)(7)	1,078,251
	256,000	3.50%, 04/25/2020(6)	333,689

			1,411,940

		Germany - 2.5%
	1,741,276	Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 04/15/2026(6)(7)	2,311,379

		Ireland - 0.4%
		Ireland Government Bond
	122,000	4.50%, 04/18/2020	161,690
	122,000	5.40%, 03/13/2025	196,253

			357,943

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 20.7% - (continued)
		Italy - 3.9%
		Italy Buoni Poliennali Del Tesoro
	348,000	1.50%, 08/01/2019	$429,944
	1,697,630	3.10%, 09/15/2026(6)(7)	2,558,840
	261,000	4.75%, 08/01/2023(2)(6)	380,698
	104,000	5.00%, 09/01/2040(6)	174,164

			3,543,646

		Japan - 3.3%
JPY	64,200,000	Japan Government Twenty Year Bond 0.60%, 09/20/2037	596,739
	255,424,006	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(7)	2,463,908

			3,060,647

		Netherlands - 0.4%
		Netherlands Government Bond
EUR	152,000	2.00%, 07/15/2024(2)(6)	204,064
	96,000	4.00%, 01/15/2037(2)(6)	174,761

			378,825

		Norway - 0.6%
		Norway Government Bond
NOK	2,755,000	3.00%, 03/14/2024(2)(6)	370,105
	1,082,000	3.75%, 05/25/2021(2)(6)	145,312

			515,417

		Spain - 0.5%
EUR	291,000	Spain Government Bond 4.40%, 10/31/2023(2)(6)	427,441

		Sweden - 1.5%
		Sweden Government Bond
SEK	1,550,000	2.50%, 05/12/2025	203,790
	1,545,000	5.00%, 12/01/2020	201,897
	6,703,602	Sweden Inflation Linked Bond 1.00%, 06/01/2025(7)	949,432

			1,355,119

		United Kingdom - 1.8%
		United Kingdom Gilt
GBP	78,000	3.50%, 01/22/2045(6)	144,623
	62,000	3.75%, 09/07/2021(6)	93,494
	56,000	5.00%, 03/07/2025(6)	96,273
	590,672	United Kingdom Gilt Inflation Linked 0.63%, 03/22/2040(6)(7)	1,279,965

			1,614,355

		Total Foreign Government Obligations (cost $18,432,484)	$18,947,946

EXCHANGE-TRADED FUNDS - 0.2%
		Other Investment Pools & Funds - 0.2%
	10,135	TOPIX Exchange Traded Fund	$171,005

		Total Exchange-Traded Funds (cost $172,162)	$171,005

PREFERRED STOCKS - 0.2%
		Materials - 0.0%
	2,600	Braskem S.A. Class A, 2.54%	$33,881

The accompanying notes are an integral part of these financial statements.

36

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 0.2% - (continued)
	Technology Hardware & Equipment - 0.2%
67	Samsung Electronics Co., Ltd. (3)(4)(5)	$133,222

	Total Preferred Stocks (cost $147,556)	$167,103

WARRANTS - 0.0%
	Energy - 0.0%
5,534	Alta Mesa Resources, Inc. Expires 2/9/23*	$8,744

	Total Warrants (cost $13,651)	$8,744

	Total Long-Term Investments (cost $68,953,385)	$72,232,009

SHORT-TERM INVESTMENTS - 18.8%
	Other Investment Pools & Funds - 15.8%
14,442,096	Fidelity Institutional Government Fund, Institutional Class, 1.59%(8)	$14,442,096

	Securities Lending Collateral - 1.3%
59,189	Citibank NA DDCA, 1.50%, 5/1/2018(8)	59,189
629,891	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(8)	629,891
494,707	Invesco Government & Agency Portfolio, 1.60%(8)	494,707

		1,183,787

	U.S. Treasury Bills - 1.7%
$1,610,000	U.S. Treasury Bills 1.78%, 07/26/2018	1,603,164

	Total Short-Term Investments (cost $17,229,080)	$17,229,047

Total Investments Excluding Purchased Options (cost $86,182,465)	97.7%	$89,461,056

Total Purchased Options (cost $929,998)	0.3%	$289,705

Total Investments (cost $87,112,463)	98.0%	$89,750,761
Other Assets and Liabilities	2.0%	1,792,968

Total Net Assets	100.0%	$91,543,729

The accompanying notes are an integral part of these financial statements.

37

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $2,856,569, which represented 3.1% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $1,161,323, which represented 1.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $1,161,323, which represented 1.3% of total net assets.

(5)	Investment valued using significant unobservable inputs.

(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $12,193,489, which represented 13.3% of total net assets.

(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(8)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

38

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
S&P 500 Index Option	MSC	2,850.00 USD	09/21/18	21	USD	2,100	$43,617	$65,164	$(21,547)
S&P 500 Index Option	MSC	3,025.00 USD	09/21/18	37	USD	3,700	6,013	58,942	(52,929)
S&P 500 Index Option	GSC	2,950.00 USD	07/20/18	30	USD	30	27	111	(84)
S&P 500 Index Option	GSC	2,900.00 USD	06/29/18	31	USD	31	28	136	(108)
USD Call/JPY Put	BOA	125.00 JPY per USD	01/15/19	11,729,040	USD	11,729,040	5,313	294,106	(288,793)

Total Calls						11,734,901	$54,998	$418,459	$(363,461)

Puts
S&P 500 Index Option	GSC	2,375.00 USD	06/29/18	31	USD	31	$322	$899	$(577)
S&P 500 Index Option	GSC	2,425.00 USD	07/20/18	30	USD	30	637	579	58

Total Puts						61	$959	$1,478	$(519)

Total purchased option contracts						11,734,962	$55,957	$419,937	$(363,980)

Written option contracts:
Calls
iPath S&P 500 VIX	MLI	80.00 USD	09/21/18	(752)	USD	(752)	$(1,554)	$(2,633)	$1,079
S&P 500 Index Option	GSC	2,750.00 USD	06/29/18	(31)	USD	(31)	(493)	(1,005)	512
S&P 500 Index Option	GSC	2,800.00 USD	07/20/18	(30)	USD	(30)	(327)	(870)	543
USD Call/JPY Put	BOA	145.00 JPY per USD	01/15/19	(11,729,040)	USD	(11,729,040)	(270)	(89,727)	89,457

Total Calls						(11,729,853)	$(2,644)	$(94,235)	$91,591

Written option contracts:
Puts
Financial Select Sector SPDR Option	MSC	25.00 USD	06/15/18	(2,989)	USD	(2,989)	$(481)	$(927)	$446
iShares MSCI Brazil Capped ETF	GSC	38.00 USD	07/20/18	(1,952)	USD	(1,952)	(1,641)	(2,381)	740
iShares MSCI Emerging Markets ETF	MLI	44.00 USD	07/20/18	(1,736)	USD	(1,736)	(1,192)	(1,267)	75
S&P 500 Index Option	MSC	2,400.00 USD	05/18/18	(38)	USD	(38)	(59)	(1,900)	1,841
S&P 500 Index Option	MSC	2,525.00 USD	05/18/18	(30)	USD	(30)	(190)	(972)	782
S&P 500 Index Option	MSC	2,550.00 USD	06/15/18	(30)	USD	(30)	(710)	(840)	130
S&P 500 Index Option	GSC	2,500.00 USD	06/29/18	(31)	USD	(31)	(692)	(1,519)	827
S&P 500 Index Option	GSC	2,550.00 USD	07/20/18	(30)	USD	(30)	(1,218)	(990)	(228)
S&P 500 Index Option	MSC	2,375.00 USD	09/21/18	(10)	USD	(1,000)	(33,080)	(54,970)	21,890
S&P 500 Index Option	MSC	2,500.00 USD	09/21/18	(9)	USD	(900)	(47,790)	(47,313)	(477)
Utilities Select Sector SPDR Fund Option	ML	47.50 USD	05/18/18	(1,644)	USD	(1,644)	(35)	(1,019)	984

Total Puts						(8,499)	$(87,088)	$(114,098)	$27,010

Total written option contracts						(11,740,233)	$(89,732)	$(208,333)	$118,601

39

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD LIBOR Interest Rate Swap Expiring 04/04/34	GSC	4.88%	Pay	04/02/24	USD	8,450,000	8,450,000	$105,644	$147,875	$(42,231)
3 Month USD LIBOR Interest Rate Swap Expiring 04/08/51	DEUT	5.17%	Pay	04/06/21	USD	3,010,000	3,010,000	15,554	29,799	(14,245)
3 Month USD LIBOR Interest Rate Swap Expiring 04/08/51	BOA	5.17%	Pay	04/06/21	USD	3,365,000	3,365,000	17,389	33,314	(15,925)
6 Month EUR EURIBOR Interest Rate Swap Expiring 04/10/54	GSC	3.92%	Pay	04/08/24	EUR	1,100,000	1,100,000	18,010	33,425	(15,415)
6 Month EUR EURIBOR Interest Rate Swap Expiring 04/10/54	MSC	3.92%	Pay	04/08/24	EUR	3,625,000	3,625,000	59,350	110,696	(51,346)

Total Puts							19,550,000	$215,947	$355,109	$(139,162)

Total purchased swaption contracts							19,550,000	$215,947	$355,109	$(139,162)

Exchange-Traded Option Contracts Outstanding at April 30, 2018
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
S&P 500 Index Option	2,950.00 USD	05/31/18	42	USD	4,200	$945	$61,028	$(60,083)
S&P 500 Index Option	3,300.00 USD	03/15/19	83	USD	8,300	16,392	92,633	(76,241)

Total Calls					12,500	$17,337	$153,661	$(136,324)

Puts
iPath S&P 500 VIX Short-Term	5.00 USD	01/18/19	29	USD	2,900	$464	$1,291	$(827)

Total purchased option contracts					15,400	$17,801	$154,952	$(137,151)

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
90-Day Euro Future	91	03/18/2019	$22,123,237	$(8,065)
Amsterdam Index Future	4	05/18/2018	534,194	5,833
BIST 30 Index Future	30	06/29/2018	95,326	(2,506)
CAC40 10 Euro Future	14	05/18/2018	925,287	25,852
Canadian Dollar Future	105	06/19/2018	8,183,700	44,558
Canadian Government 10-Year Bond Future	84	06/20/2018	8,599,868	43,256
DAX Index Future	1	06/15/2018	380,726	10,625
Euro BUXL 30-Year Bond Future	11	06/07/2018	2,172,399	(132)
Euro STOXX 50 Dividend Future	120	12/21/2018	1,828,789	33,812
Euro STOXX 50 Dividend Future	79	12/20/2019	1,198,229	(16,373)
Euro-OAT Future	2	06/07/2018	371,482	4,236

The accompanying notes are an integral part of these financial statements.

40

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Futures Contracts Outstanding at April 30, 2018 - (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts: - (continued)
Euro-Schatz Future	19	06/07/2018	$2,567,822	$270
FTSE 100 Future Index	9	06/15/2018	924,316	53,814
FTSE/MIB Index Future	4	06/15/2018	569,939	32,428
Hang Seng China Enterprises Index future	11	05/30/2018	859,479	18,047
Hang Seng Index Futures	3	05/30/2018	586,056	11,236
Japanese Yen Future	68	06/18/2018	7,801,300	(250,566)
KOSPI 200 Index Future	4	06/14/2018	302,233	9,382
Long Gilt Future	6	06/27/2018	1,009,892	4,032
MSCI Taiwan Index Future	16	05/30/2018	629,600	7,872
Mini-10-Year JGB Future	4	06/12/2018	551,409	(160)
NASDAQ 100 E-Mini Future	1	06/15/2018	132,260	(3,187)
Nikkei 225 Index Future	5	06/07/2018	1,029,546	50,909
S&P 500 (E-Mini) Future	20	06/15/2018	2,647,000	(49,247)
S&P MID 400 EMini Index Future	5	06/15/2018	936,050	(41,361)
SGX Nifty 50 Index	4	05/31/2018	86,280	1,555
SPI 200 Future	2	06/21/2018	224,575	2,443
U.S. Treasury 2-Year Note Future	14	06/29/2018	2,968,656	(6,885)
U.S. Treasury 5-Year Note Future	139	06/29/2018	15,777,586	(82,144)
U.S. Treasury Long Bond Future	22	06/20/2018	3,164,562	13,410
U.S. Treasury Ultra Bond Future	7	06/20/2018	1,099,875	(1,294)

Total				$(88,350)

Short position contracts:
90-Day Euro Future	91	03/16/2020	$22,069,775	$23,798
Australian 3-Year Bond Future	59	06/15/2018	4,926,512	(879)
Australian 10-Year Bond Future	16	06/15/2018	1,540,551	(10,348)
Australian Dollar Future	105	06/18/2018	7,906,500	225,393
British Pound Future	54	06/18/2018	4,649,400	32,278
E-Mini Russell 2000	1	06/15/2018	77,190	238
Euro FX Future	60	06/18/2018	9,092,250	210,614
Euro STOXX 50 Dividend Future	10	12/18/2020	155,660	(1,245)
Euro STOXX 50 Dividend Future	8	12/17/2021	121,533	(730)
Euro STOXX 50 Future	10	06/15/2018	419,520	(19,947)
Euro-BOBL Future	1	06/07/2018	158,196	(315)
Euro-Bund Future	20	06/07/2018	3,833,887	(32,605)
FTSE/JSE Top 40 Future Index	15	06/21/2018	623,670	(2,609)
IBEX 35 Index Future	3	05/18/2018	361,316	(7,016)
Japan 10-Year Bond Future	4	06/13/2018	5,511,892	(1,489)
MSCI Emerging Market Index Future	2	06/15/2018	115,220	4,533
S&P/TSX 60 Index Future	2	06/14/2018	286,584	(9,298)
Swiss Franc Future	47	06/18/2018	5,952,550	268,972
TOPIX Index Futures	33	06/07/2018	5,371,707	(230,302)
U.S. Treasury 10-Year Note Future	191	06/20/2018	22,848,375	157,649

Total				$606,692

Total futures contracts				$518,342

The accompanying notes are an integral part of these financial statements.

41

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
ITRAXX.SEN.FIN.28	CBK	EUR	1,304,543	1.00%	12/20/22	Quarterly	$30,200	$—	$39,290	$9,090
ITRAXX.SEN.FIN.28	CBK	EUR	630,000	1.00%	12/20/22	Quarterly	17,923	—	19,091	1,168

Total							$48,123	$—	$58,381	$10,258

Total traded indices							$48,123	$—	$58,381	$10,258

Total OTC contracts							$48,123	$—	$58,381	$10,258

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.29.V1	USD	3,049,338	(1.00%)	06/20/23	Quarterly	$(59,621)	$(55,043)	$4,578
CDX.NA.HY.30.V1	USD	4,755,000	(5.00%)	06/20/23	Quarterly	292,787	348,893	56,106
ITRAXX.EUR.28.V1	EUR	1,755,000	(1.00%)	12/20/22	Quarterly	50,191	54,956	4,765
ITRAXX.XOVER.28.V1	EUR	495,000	(5.00%)	12/20/22	Quarterly	64,160	70,210	6,050

Total						$347,517	$419,016	$71,499

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.30.V1	USD	3,325,000	1.00%	06/20/23	Quarterly	$61,594	$64,626	$3,032
ITRAXX.EUR.29.V1	EUR	910,000	1.00%	06/20/23	Quarterly	26,908	26,452	(456)
ITRAXX.EUR.29.V1	EUR	80,000	5.00%	06/20/23	Quarterly	10,540	10,582	42

Total						$99,042	$101,660	$2,618

Total						$446,559	$520,676	$74,117

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Barclays Volscore Delta Hedged	BCLY	USD	811,743	—	04/18/19	Monthly	$—	$(463,151)	$(463,151)	$0
BofAML VolRyder Index	BOA	USD	—	—	04/30/18	Monthly	10,080,379	—	10,080,840	461
BXIIMPUE Barclays Index	BCLY	USD	300,752	—	06/29/18	Monthly	—	(309)	(309)	0
BXIIMPUE Barclays Index (1)	BCLY	USD	958,976	(1.05%)	06/29/18	Monthly	354,102	—	354,656	554
BXIIMPUE Barclays Index	BCLY	USD	639,418	(0.11%)	06/29/18	Monthly	6,704,772	—	6,704,772	0
Citi Mergers & Acquisitions US Index (2)	CBK	USD	2,267,465	(1.00%)	09/28/18	Monthly	—	(520,006)	(522,967)	(2,961)
Credit Suisse Merger Arbitrage Liquid Excess Net (3)	CSFB	USD	2,435,790	(0.30%)	09/28/18	Monthly	—	(168,325)	(187,179)	(18,854)
DB Bank Custom Volatility Port (4)	DEUT	USD	3,186,885	(1.00%)	04/30/19	Monthly	2,906,266	—	2,906,266	0
DB Bank Custom Volatility Port	DEUT	USD	49,929	—	04/30/19	Monthly	—	(46,063)	(46,063)	0

The accompanying notes are an integral part of these financial statements.

42

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Total Return Swap Contracts Outstanding at April 30, 2018 - (continued)
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Dynamic Gamma US Index	GSC	USD	14,407	—	10/31/18	Monthly	$22,137	$—	$22,070	$(67)
Goldman Sachs Volatility Carry Series 71	GSC	USD	36,544	—	10/31/18	Monthly	691,185	—	691,185	0
Goldman Sachs Volatility Carry Series 71	GSC	USD	52,414	(1.00%)	08/31/18	Monthly	—	(42,188)	(42,188)	0
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	10,226	1.00%	02/28/19	Monthly	88,439	—	88,439	0
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	7,940	1.00%	02/28/19	Monthly	44,474	—	44,379	(95)
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	3,866	1.00%	04/30/19	Monthly	9,839,196	—	9,839,196	0
J.P Morgan US QES Momentum Long Short Index (Series 2)*	JPM	USD	1,821,802	(0.25%)	02/28/19	Monthly	—	(1,399,011)	(1,399,011)	0
JPM US Volatility QES Short	JPM	USD	422,791	(0.25%)	02/28/19	Monthly	—	(71,628)	(71,628)	0
Morgan Stanley Systematic Dispersion Index (Excess Return) (5)	MSC	USD	1,313,078	(0.40%)	07/31/18	Monthly	—	(1,145,621)	(1,145,621)	0
Morgan Stanley Dynamic Skew Index (6)	MSC	USD	1,747,459	(0.70%)	09/28/18	Monthly	—	(1,733,052)	(1,733,061)	(9)
MSCI AC Asia Pacific Index	BNP	USD	7,344,190	1.00%	06/29/18	Monthly	—	(6,479,006)	(6,479,006)	0
MSCI China Automobiles & Components Index	BCLY	HKD	4,812,831	1.00%	03/29/19	Monthly	—	(276,649)	(268,811)	7,838
MSCI China Consumer Discretionary Index”	BCLY	HKD	2,735,973	1.00%	04/30/19	Monthly	—	(298,663)	(298,649)	14
MSCI China Consumer Discretionary Index	BOA	HKD	2,358,073	1.00%	12/31/18	Monthly	—	(206,657)	(206,657)	0
MSCI China Health Care Index	BCLY	HKD	2,675,076	1.00%	03/29/19	Monthly	14,006	—	14,006	0
MSCI China Health Care Index	BCLY	HKD	2,587,026	1.00%	03/29/19	Monthly	5,039	—	5,018	(21)
MSCI China Health Care Index	BOA	HKD	736,098	1.00%	12/31/18	Monthly	—	(30,754)	(30,754)	0
MSCI China Information Technology Index	BCLY	HKD	2,487,285	1.00%	03/29/19	Monthly	12,708	—	12,708	0
MSCI China Information Technology Index	GSC	HKD	2,572,133	1.00%	03/29/19	Monthly	285,488	—	285,488	0
MSCI China Information Technology Index	GSC	HKD	494,720	1.00%	12/31/18	Monthly	9,387	—	9,387	0
MSCI China Insurance	GSC	HKD	2,641,513	—	03/29/19	Monthly	4,277	—	11,591	7,314
MSCI China Real Estate Index	BCLY	HKD	2,785,003	1.00%	03/29/19	Monthly	6,380	—	10,215	3,835
MSCI China Real Estate Index	BCLY	HKD	2,626,408	1.00%	03/29/19	Monthly	—	(6,171)	(3,249)	2,922
MSCI China Real Estate Index	GSC	HKD	568,395	1.00%	12/31/18	Monthly	160,688	—	161,471	783
MSCI Daily Brazil Net Total Return Index	GSC	USD	98,665	1.00%	02/28/19	Monthly	1,723,137	—	1,723,137	0
MSCI Korea Finance Index	BCLY	USD	356,198	1.00%	03/29/19	Monthly	247,975	—	247,972	(3)
MSCI Korea Finance Index	BCLY	USD	351,163	1.00%	03/29/19	Monthly	5,035	—	5,032	(3)
MSCI Korea Health Care Index	BOA	USD	630,832	1.00%	03/29/19	Monthly	—	(313,926)	(313,922)	4
MSCI Korea Information Technology Index	BCLY	USD	361,218	1.00%	04/30/19	Monthly	2,638,488	—	2,704,047	65,559
MSCI South Africa Consumer Discretion Index	GSC	ZAR	7,531,011	1.00%	03/29/19	Monthly	26,659	—	26,659	0

The accompanying notes are an integral part of these financial statements.

43

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Total Return Swap Contracts Outstanding at April 30, 2018 - (continued)
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
MSCI US Health Care Index	GSC	USD	10,080,380	1.00%	04/30/18	Monthly	$—	$(1,527,616)	$(1,626,557)	$(98,941)
MSCI US Health Care Index	DEUT	USD	821,073	1.00%	06/29/18	Monthly	2,560,416	—	2,560,416	0
MSCI US Health Care Index	GSC	USD	9,843,063	1.00%	04/30/19	Monthly	—	(6,656,178)	(6,656,178)	0
MSCI World Media Industry Group Total Return Index	GSC	USD	15,143,019	1.00%	06/29/18	Monthly	—	(5,900,032)	(5,821,804)	78,228
PowerShares DB Agriculture Fund	BOA	USD	4,221,410	(1.00%)	06/29/18	Monthly	—	(966,205)	(966,205)	0
PowerShares DB Base Metals Fund	BOA	USD	3,255,204	(1.00%)	06/29/18	Monthly	—	(463,416)	(463,416)	0
PowerShares DB Energy Fund	BOA	USD	2,791,788	(1.00%)	06/29/18	Monthly	611,212	—	611,212	0
PowerShares DB Precious Metals Fund	BOA	USD	3,403,001	(1.00%)	06/29/18	Monthly	—	(2,444,025)	(2,447,333)	(3,308)
S&P 500 Consumer Discretionary Sector Index	MSC	USD	2,999,706	(1.00%)	05/03/18	Monthly	—	(1,337,399)	(1,415,344)	(77,945)
S&P 500 Consumer Staples Index	MSC	USD	1,662,307	(1.00%)	05/03/18	Monthly	1,279,990	—	1,279,990	0
S&P 500 Energy Sector Index	MSC	USD	2,942,297	1.00%	05/03/18	Monthly	—	(1,286,398)	(1,562,891)	(276,493)
S&P 500 Financial Sector Index	MSC	USD	1,655,898	1.00%	05/03/18	Monthly	668,012	—	684,462	16,450
S&P 500 Health Care Sector Index	MSC	USD	2,323,588	1.00%	05/03/18	Monthly	—	(1,338,098)	(1,347,680)	(9,582)
S&P 500 Information Technology Index	MSC	USD	2,323,910	(1.00%)	05/03/18	Monthly	—	(1,334,585)	(1,332,027)	2,558
S&P 500 Materials Sector Index	MSC	USD	989,325	(1.00%)	05/03/18	Monthly	1,334,263	—	1,334,263	0
S&P 500 Total Return Utilities	MSC	USD	985,489	1.00%	05/03/18	Monthly	—	(173,746)	(196,441)	(22,695)
S&P Energy Index	BOA	USD	5,572,734	1.00%	04/30/18	Monthly	—	(4,933,317)	(5,456,889)	(523,572)
S&P Energy Index	CBK	USD	233,108	1.00%	11/30/18	Monthly	—	(225,168)	(225,168)	0
S&P Energy Index	BOA	USD	167,457	1.00%	06/29/18	Monthly	—	(85,631)	(85,631)	0
S&P Energy Index	BOA	USD	3,381,489	1.00%	06/29/18	Monthly	11,761,530	—	11,761,530	0
S&P Energy Index	CBK	USD	81,826	1.00%	08/31/18	Monthly	2,353,905	—	2,353,905	0
S&P Energy Index	CBK	USD	6,093,150	1.00%	04/30/19	Monthly	2,253,094	—	2,253,094	0
S&P North America Technology Sector Index	BOA	USD	727,729	1.00%	11/30/18	Monthly	—	(426,977)	(428,014)	(1,037)
S&P North America Technology Sector Index	CBK	USD	8,346,244	1.00%	04/30/19	Monthly	—	(8,346,244)	(8,346,244)	0
S&P North America Technology Sector Index	BOA	USD	8,552,764	1.00%	04/30/18	Monthly	—	(2,980,030)	(3,050,399)	(70,369)

Total							$58,692,639	$(53,626,245)	$4,146,959	$(919,435)

*	The J.P. Morgan U.S. QES Momentum Long Short Index Series (Series 2)* references intraday momentum signals to provide synthetic exposure to intraday returns on S&P Emini futures contracts subject to the daily deduction of a fee 0.50% per annum and is subject to a transaction fee that increases the cost of both synthetically entering and synthetically exiting each contract in any position by an amount between 0.25 index points and 0.75 index points. In connection with implementing an intraday momentum strategy, the Index references a database of intraday data relating to the Futures Constituent, which is referred to as the “Constructed Database.” As of 4/30/18, the Index did not enter into a position for any underlying securities.

The accompanying notes are an integral part of these financial statements.

44

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(1)	BXIIMPUE-Barclays Index

Underlying Securities
Common Stocks
Long positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
293	Aetna, Inc.	$52,472	5.47%
374	Monsanto Co.	46,919	4.89%
482	Time Warner, Inc.	45,686	4.76%
579	Cavium, Inc.	43,393	4.52%
1,233	Great Plains Energy, Inc.	40,349	4.21%
531	Express Scripts Holding Co.	40,227	4.19%
2,010	GGP, Inc.	40,178	4.19%
589	Validus Holdings Ltd.	39,900	4.16%
586	Microsemi Corp.	37,928	3.96%
267	Rockwell Collins, Inc.	35,389	3.69%
940	SCANA Corp.	34,569	3.60%
162	Avexis, Inc.	34,484	3.60%
651	RSP Permian, Inc.	32,316	3.37%
806	Twenty-First Century Fox, Inc.	29,480	3.07%
206	Orbital ATK, Inc.	27,295	2.85%
712	Tribune Media Co.	26,912	2.81%
1,772	Chicago Bridge & Iron Co. NV	26,756	2.79%
851	General Cable Corp.	25,231	2.63%
537	MuleSoft, Inc.	23,948	2.50%
491	Blackhawk Network Holdings, Inc.	22,063	2.30%
302	Spectrum Brands Holdings, Inc.	21,805	2.27%
621	KapStone Paper and Packaging Co.	21,389	2.23%
2,694	Oclaro, Inc.	21,334	2.22%
887	VeriFone Systems, Inc.	20,413	2.13%
6,216	Genworth Financial, Inc.	17,155	1.79%
391	Tallgrass Energy Partners LP	16,129	1.68%
487	Pinnacle Entertainment, Inc.	15,639	1.63%
1,178	AmTrust Financial Services, Inc.	15,182	1.58%
174	Vectren Corp.	12,229	1.28%
220	Avista Corp.	11,403	1.19%
423	NxStage Medical, Inc.	11,272	1.18%
1,029	Kindred Healthcare, Inc.	9,159	0.96%
137	A Schulman, Inc.	5,894	0.61%
44	Infinity Property & Casualty Co.	5,860	0.61%
393	Akorn, Inc.	5,666	0.59%
135	Stewart Information Services Co.	5,613	0.59%
386	Finish Line, Inc./The	5,233	0.55%
59	Analogic Corp.	4,933	0.51%
271	Nationstar Mortgage Holdings I	4,877	0.51%
39	Capella Education Co.	3,585	0.37%
312	Mitel Networks Corp.	3,479	0.36%
321	PHH Corp.	3,410	0.36%
263	NuStar GP Holdings LLC	3,051	0.32%
125	Quality Care Properties, Inc.	2,739	0.29%
39	Connecticut Water Service, Inc.	2,662	0.28%
115	CommerceHub, Inc.	2,605	0.27%
42	Rice Midstream Partners LP	763	0.08%

Total Return Swaps
Short position contracts
Description	Notional Amount	Market Value	% of Total Absolute Notional Amount
S&P 500 Total Return Index	100	$42	0.00%

The accompanying notes are an integral part of these financial statements.

45

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(2)	Citi Mergers & Acquisitions US Index

Underlying Securities

Cash/Cash Equivalents
Description	Market Value	% of Total Absolute Notional Amount
USD	$635,344	28.02%

Common Stocks
Long positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
2,313	Twenty-First Century Fox, Inc.	$84,123	3.71%
469	Aetna, Inc.	83,896	3.70%
1,090	Express Scripts Holding Co.	82,536	3.64%
561	Rockwell Collins, Inc.	74,373	3.28%
620	Dr Pepper Snapple Group, Inc.	74,373	3.28%
1,088	RSP Permian, Inc.	53,966	2.38%
248	Avexis, Inc.	52,832	2.33%
397	Orbital ATK, Inc.	52,605	2.32%
810	Microsemi Corp.	52,378	2.31%
1,088	MuleSoft, Inc.	48,524	2.14%
684	Vectren Corp.	48,070	2.12%
664	Spectrum Brands Holdings, Inc.	47,844	2.11%
693	Validus Holdings Ltd.	46,937	2.07%
614	Cavium, Inc.	46,030	2.03%
1,233	SCANA Corp.	45,349	2.00%
1,062	Tribune Media Co.	40,134	1.77%
774	Avista Corp.	40,134	1.77%
1,159	KapStone Paper and Packaging Co.	39,907	1.76%
952	Tallgrass Energy Partners LP	39,227	1.73%
813	Blackhawk Network Holdings, Inc.	36,506	1.61%
1,577	VeriFone Systems, Inc.	36,279	1.60%
1,017	Pinnacle Entertainment, Inc.	32,651	1.44%
19,552	Rite Aid Corp.	32,651	1.44%
1,787	Nationstar Mortgage Holdings	32,198	1.42%
1,193	NxStage Medical, Inc.	31,745	1.40%
2,072	Chicago Bridge & Iron Co. NV	31,291	1.38%
237	Infinity Property & Casualty Co.	31,291	1.38%
1,032	General Cable Corp.	30,611	1.35%
3,693	Oclaro, Inc.	29,250	1.29%
671	A Schulman, Inc.	28,797	1.27%
299	Capella Education Co.	27,436	1.21%
325	Analogic Corp.	26,983	1.19%
641	Stewart Information Services Co.	26,756	1.18%
1,170	CommerceHub, Inc.	26,529	1.17%
2,155	8Point3 Energy Partners LP	26,076	1.15%
2,777	Kindred Healthcare, Inc.	24,715	1.09%
357	Connecticut Water Service, Inc.	24,262	1.07%
1,621	Finish Line, Inc./The	21,994	0.97%
1,798	NuStar GP Holdings LLC	20,861	0.92%

The accompanying notes are an integral part of these financial statements.

46

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(3)	Credit Suisse Merger Arbitrage Liquid Excess Net

Underlying Securities

Common Stocks
Long positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
1,015	Aetna, Inc.	$181,734	7.46%
923	Monsanto Co.	115,722	4.75%
83	Sky PLC	113,785	4.67%
633	Linde AG	113,286	4.65%
4,430	Uniper SE	112,872	4.63%
1,405	Express Scripts Holding Co.	106,322	4.37%
1,033	Cavium, Inc.	77,502	3.18%
1,320	XL Group Ltd.	73,395	3.01%
856	STADA Arzneimittel AG	71,727	2.94%
1,380	Gemalto NV	68,816	2.83%
2,075	Great Plains Energy, Inc.	67,927	2.79%
1,333	RSP Permian, Inc.	66,151	2.72%
940	Microsemi Corp.	60,783	2.50%
19,815	Parmalat SpA	59,842	2.46%
1,175	TDC A/S	59,031	2.42%
366	Com Hem Holding AB	55,724	2.29%
1,439	Yoox Net-A-Porter Group SpA	54,513	2.24%
55	NEX Group PLC	53,909	2.21%
244	Avexis, Inc.	51,907	2.13%
760	Validus Holdings Ltd.	51,488	2.11%
1,134	MuleSoft, Inc.	50,548	2.08%
1,104	Ablynx NV	49,417	2.03%
1,499	Pinnacle Entertainment, Inc.	48,156	1.98%
1,614	General Cable Corp.	47,858	1.96%
551	WGL Holdings, Inc.	46,889	1.93%
903	Avista Corp.	46,816	1.92%
1,019	Blackhawk Network Holdings, Inc.	45,766	1.88%
3,018	Chicago Bridge & Iron Co. NV	45,579	1.87%
5,489	Pure Industrial Real Estate Trust	44,353	1.82%
3,348	AmTrust Financial Services, Inc.	43,160	1.77%
2,328	Aecon Group, Inc.	42,027	1.73%
689	Orbotech Ltd.	40,247	1.65%
916	Direct Energie	38,758	1.59%
1,668	VeriFone Systems, Inc.	38,386	1.58%
275	Infinity Property & Casualty Co.	36,254	1.49%
2,901	Saeta Yield SA	35,735	1.47%
1,286	NxStage Medical, Inc.	34,225	1.41%
3,794	Kindred Healthcare, Inc.	33,767	1.39%
786	A Schulman, Inc.	33,716	1.38%
52	Fenner PLC	31,860	1.31%
449	Connecticut Water Service, Inc.	30,520	1.25%
1,335	CommerceHub, Inc.	30,260	1.24%
2,817	Student Transportation, Inc.	27,047	1.11%
9,097	Genworth Financial, Inc.	25,108	1.03%
1,662	Akorn, Inc.	23,983	0.98%
113	Laird PLC	22,224	0.91%

The accompanying notes are an integral part of these financial statements.

47

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Common Stocks
Short positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
(81)	salesforce.com, Inc.	$(9,743)	(0.40)%
(172)	KLA-Tencor Corp.	(17,538)	(0.72)%
(627)	Penn National Gaming, Inc.	(18,999)	(0.78)%
(328)	Kemper Corp.	(22,166)	(0.91)%

(4)	DB Bank Custom Volatility Port

Underlying Securities

Subordinate Indices
Long positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
3,109	DBIQ ImpAct USD Rates VOL 13W Index	$387,445	40.05%
3,364	DB EUR Rates Long Vol. Hedged to USD Index	378,443	39.12%
884	DB USD Rates Long Volatility Index	116,010	11.99%
627	DBIQ ImpAct USD Rates VOL 13W Index	85,435	8.83%

(5)	MSUSDSP5 - Morgan Stanley Systematic Dispersion Index (Excess Return)

Cash/Cash Equivalents
Description	Market Value	% of Total Absolute Notional Amount
USD	$547,291	41.68%

Common Stocks
Long Positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
148	Philip Morris International, Inc.	$12,175	0.93%
149	Procter & Gamble Co./The	10,787	0.82%
318	AT&T, Inc.	10,387	0.79%
10	Alphabet, Inc. (Class A)	10,300	0.78%
10	Alphabet, Inc. (Class C)	9,690	0.74%
136	Citigroup, Inc.	9,306	0.71%
71	Johnson & Johnson	9,037	0.69%
84	PepsiCo, Inc.	8,518	0.65%
268	Comcast Corp.	8,406	0.64%
51	Apple, Inc.	8,366	0.64%
43	3M Co.	8,302	0.63%
159	Wells Fargo & Co.	8,270	0.63%
135	Altria Group, Inc.	7,557	0.58%
113	DowDuPont, Inc.	7,149	0.54%
164	Coca-Cola Co./The	7,071	0.54%
34	Berkshire Hathaway, Inc.	6,513	0.50%
39	International Business Machine	5,642	0.43%
106	Bristol-Myers Squibb Co.	5,508	0.42%
98	Oracle Corp.	4,457	0.34%

The accompanying notes are an integral part of these financial statements.

48

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares	Description	Market Value	% of Total Absolute Notional Amount
128	Bank of America Corp.	$3,832	0.29%
26	Honeywell International, Inc.	3,797	0.29%
38	Gilead Sciences, Inc.	2,731	0.21%
28	Walmart, Inc.	2,511	0.19%
150	General Electric Co.	2,106	0.16%
20	Walt Disney Co./The	2,008	0.15%
1	Amazon.com, Inc.	1,870	0.14%
8	Broadcom, Inc.	1,824	0.14%
25	Schlumberger Ltd.	1,734	0.13%
9	Facebook, Inc.	1,464	0.11%
10	AbbVie, Inc.	951	0.07%
4	Amgen, Inc.	708	0.05%

Futures
Long position Contracts
Description	Number of Contracts	Expiration	Notional Amount	Market Value	% of Total Absolute Notional Amount
S&P 500 E-Mini Future	6	6/15/2018	315	$833,047	63.44%

Options

Purchased option contracts
Calls
Description	Strike Price	Expiration	Number of Contracts	Market Value	% of Total Absolute Notional Amount
Amazon.com, Inc.	$1,420	6/15/2018	1	$797	0.06%
Boeing Co./The	295	5/18/2018	2	739	0.06%
Amazon.com, Inc.	1,680	9/21/2018	1	697	0.05%

Written option contracts
Puts
Description	Strike Price	Expiration	Number of Contracts	Market Value	% of Total Absolute Notional Amount
Apple, Inc.	$180	6/15/2018	6	$994	0.08%
Comcast Corp.	43	6/15/2018	30	939	0.07%
General Electric Co.	18	6/15/2018	67	937	0.07%
Exxon Mobil Corp.	88	6/15/2018	11	836	0.06%
Facebook, Inc.	190	6/15/2018	5	822	0.06%
PepsiCo, Inc.	120	6/15/2018	8	803	0.06%
Facebook, Inc.	185	6/15/2018	5	777	0.06%
Wells Fargo & Co.	63	6/15/2018	15	772	0.06%
Comcast Corp.	40	7/20/2018	24	749	0.06%
Berkshire Hathaway, Inc.	210	6/15/2018	4	746	0.06%
Apple, Inc.	180	7/20/2018	4	737	0.06%
Apple, Inc.	175	6/15/2018	4	731	0.06%
Procter & Gamble Co./The	93	6/15/2018	10	727	0.06%
Philip Morris International, Inc.	110	6/15/2018	8	696	0.05%

The accompanying notes are an integral part of these financial statements.

49

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(6)	MSUSMSDS - Morgan Stanley Dynamic Skew Index

Cash/Cash Equivalents
Description	Market Value	% of Total Absolute Notional Amount
USD	$2,516,120	143.99%

Futures
Short position contracts
Description	Number of Contracts	Expiration	Notional Amount	Market Value	% of Total Absolute Notional Amount
S&P 500 E-Mini Future	6	6/15/2018	(287)	$(760,494)	(43.52)%

Options

Purchased option contracts
Calls
Description	Strike Price	Expiration	Number of Contracts	Market Value	% of Total Absolute Notional Amount
S&P 500 Index	$2,740	5/18/2018	9	$2,073	0.12%

Written option contracts
Puts
Description	Strike Price	Expiration	Number of Contracts	Market Value	% of Total Absolute Notional Amount
S&P 500 Index	$2,550	5/18/2018	(12)	$(10,310)	(0.59)%

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
610,000	AUD	461,682	USD	CBA	05/31/18	$—	$(2,419)
985,000	BRL	282,956	USD	SCB	05/03/18	—	(1,878)
1,040,000	BRL	298,756	USD	CBK	05/03/18	—	(1,983)
1,490,000	BRL	428,026	USD	BOA	05/03/18	—	(2,841)
1,615,000	BRL	463,934	USD	BCLY	05/03/18	—	(3,079)
2,495,000	BRL	719,850	USD	SCB	05/03/18	—	(7,879)
810,000	BRL	243,792	USD	BOA	05/03/18	—	(12,652)
1,985,000	BRL	600,196	USD	BCLY	05/03/18	—	(33,759)
985,000	BRL	283,400	USD	SCB	06/04/18	—	(3,186)
745,000	CAD	580,358	USD	SSG	05/31/18	244	—
37,000	EUR	45,584	USD	RBC	05/31/18	—	(801)
1,235,000	EUR	1,510,416	USD	BCLY	05/31/18	—	(15,622)
1,085,000	GBP	1,513,320	USD	BNP	05/31/18	—	(17,431)
213,535,000	HUF	840,490	USD	CBK	05/31/18	—	(17,002)
31,150,000	INR	467,069	USD	HSBC	05/31/18	—	(1,953)
52,770,000	INR	790,941	USD	BCLY	05/31/18	—	(3,006)
56,430,000	JPY	517,944	USD	BCLY	05/31/18	—	(682)
56,430,000	JPY	519,668	USD	ANZ	05/31/18	—	(2,406)
8,400,000	JPY	86,974	USD	JPM	09/22/22	1,789	—

The accompanying notes are an integral part of these financial statements.

50

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
936,180,000	KRW	869,934	USD	BOA	05/31/18	$7,255	$—
20,030,000	MXN	1,056,194	USD	SSG	05/31/18	9,455	—
10,455,000	NOK	1,327,550	USD	BCLY	05/31/18	—	(22,929)
1,185,000	NZD	837,447	USD	CBA	05/31/18	—	(3,787)
2,755,000	PLN	803,954	USD	GSC	05/30/18	—	(18,768)
3,175,000	SGD	2,400,301	USD	CBK	05/31/18	—	(4,400)
67,940,000	TWD	2,299,543	USD	BCLY	05/31/18	1,441	—
2,280,404	USD	3,013,000	AUD	CBA	05/31/18	11,947	—
488,321	USD	1,615,000	BRL	BCLY	05/03/18	27,466	—
153,268	USD	510,000	BRL	BOA	05/03/18	7,735	—
146,759	USD	490,000	BRL	BOA	05/03/18	6,933	—
96,255	USD	320,000	BRL	BOA	05/03/18	4,940	—
716,728	USD	2,495,000	BRL	SCB	05/03/18	4,757	—
98,449	USD	330,000	BRL	BOA	05/03/18	4,280	—
570,222	USD	1,985,000	BRL	BCLY	05/03/18	3,784	—
284,190	USD	985,000	BRL	SCB	05/03/18	3,111	—
439,516	USD	1,530,000	BRL	SCB	05/03/18	2,917	—
287,266	USD	1,000,000	BRL	BCLY	05/03/18	1,906	—
282,957	USD	985,000	BRL	BCLY	05/03/18	1,878	—
277,211	USD	965,000	BRL	SCB	05/03/18	1,840	—
186,723	USD	650,000	BRL	BOA	05/03/18	1,239	—
297,075	USD	1,040,000	BRL	CBK	05/03/18	302	—
717,851	USD	2,495,000	BRL	SCB	06/04/18	8,071	—
353,893	USD	1,225,000	BRL	BOA	06/04/18	5,404	—
1,476,213	USD	1,895,000	CAD	SSG	05/31/18	—	(621)
1,563,925	USD	1,525,000	CHF	CBK	05/31/18	21,012	—
132,959	USD	130,000	CHF	JPM	05/31/18	1,433	—
405,759	USD	400,000	CHF	DEUT	05/31/18	1,061	—
168,725	USD	1,026,000	DKK	BNP	05/31/18	2,031	—
10,084,932	USD	8,246,000	EUR	BCLY	05/31/18	104,306	—
1,701,613	USD	1,220,000	GBP	BNP	05/31/18	19,600	—
353,223	USD	89,740,000	HUF	CBK	05/31/18	7,145	—
74,156	USD	19,210,000	HUF	JPM	05/31/18	74	—
483,487	USD	32,280,000	INR	CBK	05/31/18	1,498	—
462,509	USD	31,150,000	INR	BOA	05/31/18	—	(2,607)
6,434,190	USD	698,679,000	JPY	ANZ	05/31/18	29,787	—
6,412,822	USD	698,677,000	JPY	BCLY	05/31/18	8,438	—
86,975	USD	8,400,000	JPY	JPM	09/22/22	—	(1,789)
560,675	USD	603,370,000	KRW	BOA	05/31/18	—	(4,676)
133,408	USD	2,530,000	MXN	SSG	05/31/18	—	(1,194)
545,876	USD	4,299,000	NOK	BCLY	05/31/18	9,428	—
367,487	USD	520,000	NZD	CBA	05/31/18	1,662	—
197,814	USD	280,000	NZD	CBK	05/31/18	832	—
415,781	USD	590,000	NZD	DEUT	05/31/18	710	—
358,934	USD	1,230,000	PLN	GSC	05/30/18	8,379	—
2,693,538	USD	22,837,000	SEK	BCLY	05/31/18	79,507	—
332,640	USD	440,000	SGD	CBK	05/31/18	610	—
113,444	USD	3,350,000	TWD	CBK	05/31/18	—	(13)
1,645,625	USD	48,620,000	TWD	BCLY	05/31/18	—	(1,031)
540,385	USD	15,990,000	TWD	BCLY	05/31/18	—	(1,162)
315,070	USD	3,920,000	ZAR	CBK	05/31/18	1,945	—
352,415	USD	4,390,000	ZAR	BOA	06/20/18	2,606	—
3,980,000	ZAR	318,054	USD	BOA	05/31/18	—	(137)
10,130,000	ZAR	823,096	USD	CBK	05/31/18	—	(13,925)

Total						$420,758	$ (205,618)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

51

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
ML	Merrill Lynch Capital Services, Inc.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

Currency Abbreviations: - (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BIST	Borsa Istanbul 100 Index
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
DAX	Deutscher Aktien Index
IBEX	Spanish Stock Index
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOVER	Markit iTraxx Crossover Index Tranche
JSE	Johannesburg Stock Exchange
KOSPI	Korea Composite Stock Price
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SGX	Singapore Exchange
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

52

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,371,160	$96,693	$1,274,467	$—
Banks	1,201,814	243,133	958,681	—
Capital Goods	2,558,320	187,363	2,370,957	—
Commercial & Professional Services	205,135	—	205,135	—
Consumer Durables & Apparel	1,025,405	75,701	949,704	—
Consumer Services	644,006	210,901	433,105	—
Diversified Financials	91,218	—	91,218	—
Energy	7,585,473	7,204,464	381,009	—
Food & Staples Retailing	209,856	117,683	92,173	—
Food, Beverage & Tobacco	850,110	64,214	785,896	—
Health Care Equipment & Services	4,585,314	4,016,802	565,021	3,491
Household & Personal Products	469,479	—	469,479	—
Insurance	1,180,016	105,315	1,074,701	—
Materials	1,562,522	368,254	1,194,268	—
Media	4,567,751	3,464,606	1,103,145	—
Pharmaceuticals, Biotechnology & Life Sciences	6,605,916	4,390,517	2,215,399	—
Real Estate	294,936	85,725	209,211	—
Retailing	1,456,980	856,797	600,183	—
Semiconductors & Semiconductor Equipment	4,958,452	2,631,419	2,327,033	—
Software & Services	5,716,109	3,795,466	1,920,643	—
Technology Hardware & Equipment	4,452,910	1,259,437	2,169,808	1,023,665
Telecommunication Services	670,365	—	670,365	—
Transportation	407,286	191,257	216,029	—
Utilities	266,678	—	266,678	—
Foreign Government Obligations	18,947,946	—	18,947,946	—
Exchange-Traded Funds	171,005	—	171,005	—
Preferred Stocks	167,103	33,881	—	133,222
Warrants	8,744	8,744	—	—
Short-Term Investments	17,229,047	15,625,883	1,603,164	—
Purchased Options	289,705	66,486	222,274	945
Foreign Currency Contracts(2)	420,758	—	420,758	—
Futures Contracts(2)	1,297,045	1,297,045	—	—
Swaps - Credit Default(2)	84,831	—	84,831	—
Swaps - Total Return(2)	186,520	—	186,520	—

Total	$91,739,915	$46,397,786	$44,180,806	$1,161,323

Liabilities
Foreign Currency Contracts(2)	$(205,618)	$—	$(205,618)	$—
Futures Contracts(2)	(778,703)	(778,703)	—	—
Swaps - Credit Default(2)	(456)	—	(456)	—
Swaps - Total Return(2)	(1,105,955)	—	(1,105,955)	—
Written Options	(89,732)	(80,870)	(8,862)	—

Total	$(2,180,464)	$(859,573)	$(1,320,891)	$—

(1)	For the six-month period ended April 30, 2018, investments valued at $282,992 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $1,129,167 were transferred from Level 2 to Level 3 due to the due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

53

Hartford Real Total Return Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2018:

	Common Stocks	Preferred Stocks	Call Options Purchased	Total
Beginning balance	$100	$—	$—	$100
Purchases	594,837	—	120,602	715,439
Sales	(537,783)	(35,426)	(92,125)	(665,334)
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	70,684	5,800	32,551	109,035
Net change in unrealized appreciation/depreciation	(59,608)	(7,394)	(60,083)	(127,085)
Transfers into Level 3	958,926	170,242	—	1,129,168
Transfers out of Level 3	—	—	—	—

Ending balance	$1,027,156	$133,222	$945	$1,161,323

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2018 was $ (127,085).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

54

[This page is intentionally left blank]

55

Hartford Alternative Funds

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	Hartford Long/Short Global Equity Fund	Hartford Real Total Return Fund
Assets:
Investments in securities, at market value(1)	$302,388,053	$73,163,293	$89,750,761
Cash	7,067	—	242,974
Cash collateral due from broker	—	23,486,038	—
Cash collateral due from broker on swap contracts	—	—	861,783
Cash collateral due from broker on option contracts	—	—	636,000
Foreign currency	11,825	71,216	21,373
Unrealized appreciation on OTC swap contracts	—	—	196,778
Unrealized appreciation on foreign currency contracts	115,286	—	420,758
Receivables:
Investment securities sold	3,318,115	523,927	1,033,794
Fund shares sold	48,952	150,416	59,395
Dividends and interest	492,010	158,551	271,065
Securities lending income	4,019	3,078	856
Tax reclaims	73,655	2,639	7,605
Variation margin on futures contracts	—	—	1,685,282
OTC swap contracts premiums paid	—	—	58,740,762
Other assets	119,020	46,528	22,177

Total assets	306,578,002	97,605,686	153,951,363

Liabilities:
Unrealized depreciation on foreign currency contracts	35,223	37	205,618
Bank overdraft	—	115,163	20,177
Obligation to return securities lending collateral	2,791,019	847,300	1,183,787
Unrealized depreciation on OTC swap contracts	11,210	—	1,105,955
Cash collateral due to broker on swap contracts	430,000	—	—
Securities sold short, at market value	—	34,667,250	—
Payables:
Investment securities purchased	2,963,030	609,462	6,067,122
Fund shares redeemed	22,212	671	—
Investment management fees	247,894	71,078	67,630
Transfer agent fees	17,183	273	260
Accounting services fees	4,396	914	1,353
Board of Directors’ fees	1,339	12	442
Variation margin on centrally cleared swap contracts	—	—	13,768
Variation margin on futures contracts	25,295	—	—
Foreign taxes	14,324	—	—
Distribution fees	1,438	1,561	—
Dividends on securities sold short	—	61,495	—
Written options	—	—	89,732
Accrued expenses	28,194	12,033	25,545
OTC swap contracts premiums received	—	—	53,626,245

Total liabilities	6,592,757	36,387,249	62,407,634

Net assets	$299,985,245	$61,218,437	$91,543,729

Summary of Net Assets:
Capital stock and paid-in-capital	$372,398,610	$57,400,069	$114,108,039
Undistributed (distributions in excess of) net investment income	1,185,890	(247,581)	(1,581,958)
Accumulated net realized gain (loss)	(91,247,108)	93,919	(23,596,438)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	17,647,853	3,972,030	2,614,086

Net assets	$299,985,245	$61,218,437	$91,543,729

Shares authorized	700,000,000	350,000,000	500,000,000

Par value	$0.0010	$0.0010	$0.0010

The accompanying notes are an integral part of these financial statements.

56

Hartford Alternative Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	Hartford Long/Short Global Equity Fund	Hartford Real Total Return Fund
Class A: Net asset value per share	$9.67	$11.72	$7.88

Maximum offering price per share	$10.23	$12.40	$8.34

Shares outstanding	1,895,342	789,989	48,297

Net Assets	$18,336,173	$9,256,611	$380,788

Class C: Net asset value per share	$9.48	$11.49	$7.65

Shares outstanding	605,648	406,812	16,811

Net Assets	$5,742,795	$4,673,577	$128,529

Class I: Net asset value per share	$9.66	$11.80	$7.97

Shares outstanding	2,649,356	3,100,103	12,591

Net Assets	$25,596,775	$36,567,451	$100,366

Class R3: Net asset value per share	$9.74	$—	$7.85

Shares outstanding	11,401	—	1,276

Net Assets	$110,997	$—	$10,018

Class R4: Net asset value per share	$9.69	$—	$7.91

Shares outstanding	45,035	—	1,257

Net Assets	$436,268	$—	$9,946

Class R5: Net asset value per share	$9.67	$—	$7.96

Shares outstanding	15,453	—	1,250

Net Assets	$149,447	$—	$9,954

Class Y: Net asset value per share	$9.66	$11.80	$7.91

Shares outstanding	13,971,144	907,777	1,252

Net Assets	$135,026,922	$10,709,651	$9,910

Class F: Net asset value per share	$9.66	$11.79	$7.97

Shares outstanding	11,863,945	946	11,405,571

Net Assets	$114,585,868	$11,147	$90,894,218

Cost of investments	$284,458,346	$68,332,057	$87,112,464
Cost of foreign currency	$11,838	$72,474	$—
Proceeds of securities sold short	$—	$33,811,103	$—
Proceeds of written option contracts	$—	$—	$208,334
(1) Includes Investment in securities on loan, at value	$2,671,719	$827,652	$1,228,497

The accompanying notes are an integral part of these financial statements.

57

Hartford Alternative Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	Hartford Long/Short Global Equity Fund	Hartford Real Total Return Fund
Investment Income:
Dividends	$2,481,369	$608,179	$409,061
Interest	1,334,968	2,659	127,571
Securities lending	6,970	5,445	856
Less: Foreign tax withheld	(144,810)	(37,118)	(31,279)

Total investment income, net	3,678,497	579,165	506,209

Expenses:
Investment management fees	1,457,140	375,923	420,255
Administrative services fees
Class R3	97	—	11
Class R4	318	—	7
Class R5	44	—	5
Transfer agent fees
Class A	19,175	1,508	478
Class C	6,453	620	161
Class I	8,072	5,275	124
Class R3	9	—	1
Class R4	42	—	1
Class R5	8	—	1
Class Y	20,961	277	3
Class F	15	—	12
Distribution fees
Class A	21,729	10,787	482
Class C	29,870	21,324	652
Class R3	242	—	25
Class R4	530	—	13
Custodian fees	18,912	8,312	11,939
Registration and filing fees	55,823	39,781	58,715
Accounting services fees	26,114	4,833	8,405
Board of Directors’ fees	4,048	586	1,328
Dividend and interest expense on securities sold short	—	205,351	—
Audit fees	22,654	16,273	16,566
Short position fees	—	29,619	—
Other expenses	17,780	8,963	6,438

Total expenses (before waivers and fees paid indirectly)	1,710,036	729,432	525,622
Expense waivers	(97,543)	(134,867)	(57,013)
Management fee waivers	(231,240)	—	—
Distribution fee reimbursements	(96)	(17,885)	(19)
Commission recapture	(1,026)	(1,316)	(370)

Total waivers and fees paid indirectly	(329,905)	(154,068)	(57,402)

Total expenses, net	1,380,131	575,364	468,220

Net Investment Income (Loss)	2,298,366	3,801	37,989

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	14,220,021	2,290,285	4,704,235
Less: Foreign taxes paid on realized capital gains	—	(6,639)	—
Net realized gain (loss) on purchased options contracts	(208,674)	—	1,614,976
Net realized gain (loss) on futures contracts	2,338,323	—	(1,833,530)
Net realized gain (loss) on securities sold short	—	(2,060,495)	—
Net realized gain (loss) on written options contracts	17,308	—	(1,115,862)
Net realized gain (loss) on swap contracts	707,749	—	(1,275,382)
Net realized gain (loss) on foreign currency contracts	(381,761)	(714)	(1,270,303)
Net realized gain (loss) on other foreign currency transactions	(51,546)	(11,479)	94,307

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	16,641,420	210,958	918,441

The accompanying notes are an integral part of these financial statements.

58

Hartford Alternative Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Global Real Asset Fund (consolidated)	Hartford Long/Short Global Equity Fund	Hartford Real Total Return Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$(251,788)	$214,687	$(2,433,552)
Net unrealized appreciation (depreciation) of purchased options contracts	245,483	—	(202,864)
Net unrealized appreciation (depreciation) of futures contracts	(110,734)	—	782,223
Net unrealized appreciation (depreciation) of securities sold short	—	209,823	—
Net unrealized appreciation (depreciation) of written options contracts	24	—	190,116
Net unrealized appreciation (depreciation) of swap contracts	27,628	—	(1,114,442)
Net unrealized appreciation (depreciation) of foreign currency contracts	109,618	(37)	246,985
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(699)	(3,149)	(29,844)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	19,532	421,324	(2,561,378)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	16,660,952	632,282	(1,642,937)

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,959,318	$636,083	$(1,604,948)

The accompanying notes are an integral part of these financial statements.

59

Hartford Alternative Funds

Statements of Changes in Net Assets

	The Hartford Global Real Asset Fund (consolidated)		Hartford Long/Short Global Equity Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$2,298,366	$4,642,633	$3,801	$(245,896)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	16,641,420	11,298,106	210,958	2,572,523
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	19,532	10,408,329	421,324	2,007,241

Net Increase (Decrease) in Net Assets Resulting from Operations	18,959,318	26,349,068	636,083	4,333,868

Distributions to Shareholders:
From net investment income
Class A	(542,904)	(85,707)	(22,448)	—
Class C	(141,439)	—	(4,438)	—
Class I	(874,684)	(186,369)	(58,818)	—
Class R3	(2,363)	(326)	—	—
Class R4	(13,287)	(2,002)	—	—
Class R5	(2,404)	(392)	—	—
Class Y	(4,489,651)	(1,933,820)	(50,752)	—
Class F	(3,953,204)	—	(43)	—

Total from net investment income	(10,019,936)	(2,208,616)	(136,499)	—

From net realized gain on investments
Class A	—	—	(284,823)	—
Class C	—	—	(143,186)	—
Class I	—	—	(838,739)	—
Class Y	—	—	(385,284)	—
Class F	—	—	(402)	—

Total from net realized gain on investments	—	—	(1,652,434)	—

Total distributions	(10,019,936)	(2,208,616)	(1,788,933)	—

Capital Share Transactions:
Sold	20,702,387	261,541,661	24,294,962	15,671,808
Issued on reinvestment of distributions	9,587,440	2,113,636	1,744,066	—
Redeemed	(28,872,314)	(262,819,143)	(5,182,996)	(4,684,016)

Net increase (decrease) from capital share transactions	1,417,513	836,154	20,856,032	10,987,792

Net Increase (Decrease) in Net Assets	10,356,895	24,976,606	19,703,182	15,321,660

Net Assets:
Beginning of period	289,628,350	264,651,744	41,515,255	26,193,595

End of period	$299,985,245	$289,628,350	$61,218,437	$41,515,255

Undistributed (distributions in excess of) net investment income	$1,185,890	$8,907,460	$(247,581)	$(114,883)

The accompanying notes are an integral part of these financial statements.

60

Hartford Alternative Funds

Statements of Changes in Net Assets – (continued)

Hartford Real Total Return Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$37,989	$42,427
918,441	65,816
(2,561,378)	4,305,518

(1,604,948)	4,413,761

(40,863)	—
(14,117)	—
(8,734)	—
(1,094)	—
(1,082)	—
(1,123)	—
(1,109)	—
(10,298,052)	—

(10,366,174)	—

—	—
—	—
—	—
—	—
—	—

—	—

(10,366,174)	—

5,350,517	132,731,122
10,360,159	—
(17,522,683)	(157,925,495)

(1,812,007)	(25,194,373)

(13,783,129)	(20,780,612)

105,326,858	126,107,470

$91,543,729	$105,326,858

$(1,581,958)	$8,746,227

The accompanying notes are an integral part of these financial statements.

61

Hartford Alternative Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Global Real Asset Fund (consolidated)
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$9.38	$0.06	$0.53	$0.59	$(0.30)	$—	$(0.30)	$9.67	6.40	%(4)	$18,336	1.57	%(5)	1.25	%(5)	1.28	%(5)	72%
C	9.15	0.02	0.52	0.54	(0.21)	—	(0.21)	9.48	6.01	(4)	5,743	2.32	(5)	2.00	(5)	0.53	(5)	72
I	9.38	0.08	0.53	0.61	(0.33)	—	(0.33)	9.66	6.60	(4)	25,597	1.16	(5)	0.96	(5)	1.60	(5)	72
R3	9.40	0.05	0.54	0.59	(0.25)	—	(0.25)	9.74	6.39	(4)	111	1.82	(5)	1.50	(5)	1.07	(5)	72
R4	9.39	0.06	0.55	0.61	(0.31)	—	(0.31)	9.69	6.55	(4)	436	1.52	(5)	1.20	(5)	1.34	(5)	72
R5	9.39	0.07	0.54	0.61	(0.33)	—	(0.33)	9.67	6.60	(4)	149	1.22	(5)	0.95	(5)	1.57	(5)	72
Y	9.39	0.08	0.53	0.61	(0.34)	—	(0.34)	9.66	6.61	(4)	135,027	1.14	(5)	0.90	(5)	1.63	(5)	72
F	9.38	0.08	0.53	0.61	(0.33)	—	(0.33)	9.66	6.65	(4)	114,586	1.10	(5)	0.90	(5)	1.63	(5)	72

For the Year Ended October 31, 2017
A	$8.67	$0.11	$0.64	$0.75	$(0.04)	$—	$(0.04)	$9.38	8.65%		$16,990	1.55%		1.25%		1.20%		103%
C	8.48	0.04	0.63	0.67	—	—	—	9.15	7.90		7,138	2.25		2.00		0.44		103
I	8.67	0.13	0.64	0.77	(0.06)	—	(0.06)	9.38	8.93		29,092	1.16		0.99		1.46		103
R3	8.69	0.08	0.65	0.73	(0.02)	—	(0.02)	9.40	8.43		151	1.92		1.50		0.94		103
R4	8.67	0.11	0.64	0.75	(0.03)	—	(0.03)	9.39	8.71		433	1.49		1.20		1.24		103
R5	8.68	0.14	0.64	0.78	(0.07)	—	(0.07)	9.39	9.00		67	1.17		0.95		1.53		103
Y	8.68	0.13	0.65	0.78	(0.07)	—	(0.07)	9.39	9.01		123,742	1.09		0.90		1.46		103
F(6)	8.93	0.11	0.34	0.45	—	—	—	9.38	5.04	(4)	112,016	1.08	(5)	0.90	(5)	1.79	(5)	103

For the Year Ended October 31, 2016
A	$8.15	$0.09	$0.49	$0.58	$(0.06)	$—	$(0.06)	$8.67	7.27%		$20,262	1.61%		1.26	%(7)	1.09%		115%
C	7.97	0.03	0.48	0.51	—	—	—	8.48	6.40		8,702	2.30		2.01	(7)	0.33		115
I	8.16	0.11	0.49	0.60	(0.09)	—	(0.09)	8.67	7.51		24,931	1.18		0.99	(7)	1.35		115
R3	8.17	0.07	0.49	0.56	(0.04)	—	(0.04)	8.69	6.86		126	1.95		1.49	(7)	0.81		115
R4	8.17	0.08	0.50	0.58	(0.08)	—	(0.08)	8.67	7.17		511	1.50		1.21	(7)	1.05		115
R5	8.17	0.10	0.50	0.60	(0.09)	—	(0.09)	8.68	7.56		49	1.24		0.96	(7)	1.27		115
Y	8.17	0.11	0.50	0.61	(0.10)	—	(0.10)	8.68	7.64		210,071	1.10		0.91	(7)	1.42		115

For the Year Ended October 31, 2015
A	$9.85	$0.03	$(1.72)	$(1.69)	$(0.01)	$—	$(0.01)	$8.15	(17.21)%		$23,604	1.67%		1.20%		0.32%		134%
C	9.70	0.04	(1.77)	(1.73)	—	—	—	7.97	(17.84)		10,087	2.40		1.95		0.43		134
I	9.87	0.12	(1.79)	(1.67)	(0.04)	—	(0.04)	8.16	(16.98)		19,495	1.29		0.95		1.38		134
R3	9.89	0.07	(1.79)	(1.72)	—	—	—	8.17	(17.39)		130	2.02		1.45		0.73		134
R4	9.88	0.10	(1.80)	(1.70)	(0.01)	—	(0.01)	8.17	(17.18)		2,861	1.60		1.15		1.10		134
R5	9.89	0.23	(1.90)	(1.67)	(0.05)	—	(0.05)	8.17	(16.97)		371	1.31		0.90		2.56		134
Y	9.89	0.13	(1.80)	(1.67)	(0.05)	—	(0.05)	8.17	(16.94)		242,288	1.19		0.85		1.42		134

For the Year Ended October 31, 2014
A	$10.30	$0.08	$(0.49)	$(0.41)	$(0.04)	$—	$(0.04)	$9.85	(4.03)%		$44,562	1.58%		1.35%		0.76%		162%
C	10.18	—	(0.48)	(0.48)	—	—	—	9.70	(4.72)		17,382	2.31		2.10		0.01		162
I	10.33	0.11	(0.50)	(0.39)	(0.07)	—	(0.07)	9.87	(3.76)		47,168	1.21		1.06		1.03		162
R3	10.35	0.05	(0.48)	(0.43)	(0.03)	—	(0.03)	9.89	(4.20)		277	1.93		1.60		0.49		162
R4	10.34	0.08	(0.48)	(0.40)	(0.06)	—	(0.06)	9.88	(3.91)		3,686	1.55		1.30		0.79		162
R5	10.35	0.11	(0.49)	(0.38)	(0.08)	—	(0.08)	9.89	(3.72)		516	1.26		1.05		1.05		162
Y	10.34	0.12	(0.49)	(0.37)	(0.08)	—	(0.08)	9.89	(3.58)		313,337	1.15		1.00		1.11		162

The accompanying notes are an integral part of these financial statements.

62

Hartford Alternative Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Global Real Asset Fund (consolidated) – (continued)
For the Year Ended October 31, 2013
A	$10.68	$(0.04)	$(0.27)	$(0.31)	$(0.07)	$—	$(0.07)	$10.30	(2.98)%		$69,554	1.52%		1.30%		(0.35)%		147%
C	10.58	(0.11)	(0.29)	(0.40)	—	—	—	10.18	(3.78)		28,546	2.24		2.05		(1.08)		147
I	10.72	—	(0.29)	(0.29)	(0.10)	—	(0.10)	10.33	(2.78)		66,061	1.19		1.05		(0.04)		147
R3	10.69	0.17	(0.51)	(0.34)	—	—	—	10.35	(3.18)		295	1.86		1.53		1.66		147
R4	10.71	0.17	(0.49)	(0.32)	(0.05)	—	(0.05)	10.34	(3.00)		3,331	1.50		1.27		1.65		147
R5	10.73	0.21	(0.50)	(0.29)	(0.09)	—	(0.09)	10.35	(2.76)		451	1.20		1.01		1.98		147
Y	10.73	0.12	(0.41)	(0.29)	(0.10)	—	(0.10)	10.34	(2.74)		375,280	1.09		0.98		1.14		147

Hartford Long/Short Global Equity Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$11.90	$—	$0.29	$0.29	$(0.03)	$(0.44)	$(0.47)	$11.72	2.47	%(4)	$9,257	2.83	%(5)	2.20	%(5)(8)	(0.07	)%(5)	41%
C	11.68	(0.02)	0.28	0.26	(0.01)	(0.44)	(0.45)	11.49	2.26	(4)	4,674	3.57	(5)	2.53	(5)(8)	(0.40	)(5)	41
I	11.97	0.01	0.29	0.30	(0.03)	(0.44)	(0.47)	11.80	2.50	(4)	36,567	2.60	(5)	2.09	(5)(8)	0.10	(5)	41
Y	11.99	—	0.31	0.31	(0.06)	(0.44)	(0.50)	11.80	2.56	(4)	10,710	2.54	(5)	2.05	(5)(8)	0.01	(5)	41
F	11.98	(0.01)	0.31	0.30	(0.05)	(0.44)	(0.49)	11.79	2.57	(4)	11	2.54	(5)	2.05	(5)(8)	(0.16	)(5)	41

For the Year Ended October 31, 2017
A	$10.21	$(0.09)	$1.78	$1.69	$—	$—	$—	$11.90	16.55%		$7,424	3.60%		3.08	%(9)	(0.85)%		487%
C	10.04	(0.12)	1.76	1.64	—	—	—	11.68	16.33		3,571	4.33		3.34	(9)	(1.09)		487
I	10.26	(0.09)	1.80	1.71	—	—	—	11.97	16.67		20,061	3.30		2.92	(9)	(0.79)		487
Y	10.27	(0.09)	1.81	1.72	—	—	—	11.99	16.75		10,448	3.39		3.01	(9)	(0.82)		487
F(6)	11.01	0.03	0.94	0.97	—	—	—	11.98	8.72	(4)	11	2.76	(5)	2.37	(5)(9)	0.37	(5)	487

For the Year Ended October 31, 2016
A	$10.25	$(0.10)	$0.21	$0.11	$—	$(0.15)	$(0.15)	$10.21	1.13%		$5,303	3.89%		3.39	%(10)	(1.00)%		399%
C	10.16	(0.17)	0.20	0.03	—	(0.15)	(0.15)	10.04	0.34		2,328	4.62		4.12	(10)	(1.75)		399
I	10.27	(0.07)	0.21	0.14	—	(0.15)	(0.15)	10.26	1.42		6,939	3.62		3.12	(10)	(0.72)		399
Y	10.28	(0.07)	0.21	0.14	—	(0.15)	(0.15)	10.27	1.42		11,623	3.60		3.10	(10)	(0.72)		399

For the Year Ended October 31, 2015
A	$9.62	$(0.20)	$0.83	$0.63	$—	$—	$—	$10.25	6.55%		$4,649	4.47%		3.91	%(11)	(1.97)%		413%
C	9.61	(0.27)	0.82	0.55	—	—	—	10.16	5.72		2,327	5.23		4.67	(11)	(2.73)		413
I	9.62	(0.19)	0.84	0.65	—	—	—	10.27	6.76		5,488	4.44		3.88	(11)	(1.87)		413
Y	9.62	(0.17)	0.83	0.66	—	—	—	10.28	6.86		11,402	4.27		3.70	(11)	(1.68)		413

For the Year Ended October 31, 2014(12)
A	$10.00	$(0.01)	$(0.37)	$(0.38)	$—	$—	$—	$9.62	(3.80	)%(4)	$3,871	3.32	%(5)	2.86	%(5)(13)	(0.84	)%(5)	32	%(4)
C	10.00	(0.03)	(0.36)	(0.39)	—	—	—	9.61	(3.90	)(4)	2,004	4.07	(5)	3.61	(5)(13)	(1.60	)(5)	32	(4)
I	10.00	(0.01)	(0.37)	(0.38)	—	—	—	9.62	(3.80	)(4)	3,984	3.08	(5)	2.62	(5)(13)	(0.73	)(5)	32	(4)
Y	10.00	(0.01)	(0.37)	(0.38)	—	—	—	9.62	(3.80	)(4)	6,733	3.08	(5)	2.62	(5)(13)	(0.59	)(5)	32	(4)

Hartford Real Total Return Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$9.03	$(0.01)	$(0.16)	$(0.17)	$(0.98)	$—	$(0.98)	$7.88	(1.93	)%(4)	$381	1.62	%(5)	1.40	%(5)	(0.32	)%(5)	71%
C	8.77	(0.04)	(0.16)	(0.20)	(0.92)	—	(0.92)	7.65	(2.26	)(4)	129	2.37	(5)	2.15	(5)	(1.06	)(5)	71
I	9.14	—	(0.16)	(0.16)	(1.01)	—	(1.01)	7.97	(1.66	)(4)	100	1.33	(5)	1.15	(5)	(0.09	)(5)	71
R3	8.98	(0.01)	(0.16)	(0.17)	(0.96)	—	(0.96)	7.85	(1.77	)(4)	10	1.85	(5)	1.23	(5)	(0.18	)(5)	71
R4	9.04	—	(0.17)	(0.17)	(0.96)	—	(0.96)	7.91	(1.73	)(4)	10	1.54	(5)	1.17	(5)	(0.12	)(5)	71
R5	9.13	—	(0.16)	(0.16)	(1.01)	—	(1.01)	7.96	(1.75	)(4)	10	1.25	(5)	1.10	(5)	—	(5)	71
Y	9.07	—	(0.17)	(0.17)	(0.99)	—	(0.99)	7.91	(1.71	)(4)	10	1.18	(5)	1.05	(5)	—	(5)	71
F	9.15	—	(0.16)	(0.16)	(1.02)	—	(1.02)	7.97	(1.70	)(4)	90,894	1.12	(5)	1.00	(5)	0.08	(5)	71

The accompanying notes are an integral part of these financial statements.

63

Hartford Alternative Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Real Total Return Fund – (continued)
For the Year Ended October 31, 2017
A	$8.74	$(0.03)	$0.32	$0.29	$—	$—	$—	$9.03	3.32%		$424	1.47%		1.40%		(0.37)%		140%
C	8.55	(0.09)	0.31	0.22	—	—	—	8.77	2.57		134	2.34		2.15		(1.05)		140
I	8.82	—	0.32	0.32	—	—	—	9.14	3.63		129	1.20		1.15		0.05		140
R3	8.65	(0.06)	0.39	0.33	—	—	—	8.98	3.82		10	1.78		1.50		(0.74)		140
R4	8.73	(0.05)	0.36	0.31	—	—	—	9.04	3.55		10	1.50		1.36		(0.61)		140
R5	8.81	(0.03)	0.35	0.32	—	—	—	9.13	3.63		10	1.19		1.10		(0.32)		140
Y	8.83	(0.02)	0.26	0.24	—	—	—	9.07	2.72		10	1.07		1.05		(0.22)		140
F(6)	9.00	0.02	0.13	0.15	—	—	—	9.15	1.67	(4)	104,300	1.09	(5)	1.00	(5)	0.28	(5)	140

For the Year Ended October 31, 2016
A	$9.35	$(0.02)	$(0.55)	$(0.57)	$—	$(0.04)	$(0.04)	$8.74	(6.14)%		$753	1.66%		1.59	%(14)	(0.20)%		239%
C	9.21	(0.08)	(0.54)	(0.62)	—	(0.04)	(0.04)	8.55	(6.88)		134	2.45		2.35	(14)	(0.94)		239
I	9.41	0.02	(0.57)	(0.55)	—	(0.04)	(0.04)	8.82	(5.89)		75	1.39		1.33	(14)	0.19		239
R3	9.29	(0.04)	(0.56)	(0.60)	—	(0.04)	(0.04)	8.65	(6.51)		90	1.99		1.90	(14)	(0.49)		239
R4	9.34	(0.02)	(0.55)	(0.57)	—	(0.04)	(0.04)	8.73	(6.15)		103	1.70		1.60	(14)	(0.18)		239
R5	9.39	0.01	(0.55)	(0.54)	—	(0.04)	(0.04)	8.81	(5.80)		91	1.39		1.30	(14)	0.11		239
Y	9.41	0.02	(0.56)	(0.54)	—	(0.04)	(0.04)	8.83	(5.78)		124,861	1.28		1.22	(14)	0.19		239

For the Year Ended October 31, 2015
A	$10.11	$0.03	$(0.46)	$(0.43)	$—	$(0.33)	$(0.33)	$9.35	(4.35)%		$710	1.73%		1.68%		0.31%		176%
C	10.04	(0.03)	(0.47)	(0.50)	—	(0.33)	(0.33)	9.21	(5.00)		223	2.51		2.45		(0.27)		176
I	10.15	0.04	(0.45)	(0.41)	—	(0.33)	(0.33)	9.41	(4.13)		227	1.42		1.36		0.43		176
R3	10.08	0.01	(0.47)	(0.46)	—	(0.33)	(0.33)	9.29	(4.67)		96	2.07		2.00		0.08		176
R4	10.10	0.03	(0.46)	(0.43)	—	(0.33)	(0.33)	9.34	(4.36)		110	1.77		1.70		0.34		176
R5	10.13	0.07	(0.48)	(0.41)	—	(0.33)	(0.33)	9.39	(4.14)		97	1.47		1.40		0.69		176
Y	10.14	0.07	(0.47)	(0.40)	—	(0.33)	(0.33)	9.41	(4.03)		118,557	1.36		1.30		0.67		176

For the Period Ended October 31, 2014(15)
A	$10.00	$0.04	$0.07	$0.11	$—	$—	$—	$10.11	1.10	%(4)	$598	1.70	%(5)	1.65	%(5)	0.42	%(5)	305	%(4)
C	10.00	(0.05)	0.09	0.04	—	—	—	10.04	0.40	(4)	122	2.41	(5)	2.36	(5)	(0.56	)(5)	305	(4)
I	10.00	0.17	(0.02)	0.15	—	—	—	10.15	1.50	(4)	138	1.39	(5)	1.34	(5)	1.68	(5)	305	(4)
R3	10.00	(0.01)	0.09	0.08	—	—	—	10.08	0.80	(4)	101	2.05	(5)	2.00	(5)	(0.11	)(5)	305	(4)
R4	10.00	0.02	0.08	0.10	—	—	—	10.10	1.00	(4)	101	1.75	(5)	1.70	(5)	0.18	(5)	305	(4)
R5	10.00	0.05	0.08	0.13	—	—	—	10.13	1.30	(4)	101	1.45	(5)	1.40	(5)	0.48	(5)	305	(4)
Y	10.00	0.06	0.08	0.14	—	—	—	10.14	1.40	(4)	108,553	1.35	(5)	1.30	(5)	0.57	(5)	305	(4)

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2017.
(7)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 0.98%, 1.48%, 1.20%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(8)	Excluding the expenses not subject to cap, the ratios would have been 1.65%, 1.98%, 1.54%, 1.50% and 1.50% for Class A, Class C, Class I, Class Y and Class F respectively.
(9)	Excluding the expenses not subject to cap, the ratios would have been 1.65%, 1.91%, 1.55% , 1.49% and 1.36% for Class A, Class C, Class I, Class Y and Class F respectively.
(10)	Excluding the expenses not subject to cap, the ratios would have been 1.79%, 2.52%, 1.52% and 1.50% for Class A, Class C, Class I and Class Y, respectively.

The accompanying notes are an integral part of these financial statements.

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Financial Highlights – (continued)

(11)	Excluding the expenses not subject to cap, the ratios would have been 1.73%, 2.48%, 1.50% and 1.50% for Class A, Class C, Class I and Class Y, respectively.
(12)	Commenced operations on August 29, 2014.
(13)	Excluding the expenses not subject to cap, the ratios would have been 1.74%, 2.49%, 1.50% and 1.50% for Class A, Class C, Class I and Class Y, respectively.
(14)	Excluding the expenses not subject to cap, the ratios would have been 1.59%, 2.35%, 1.32%, 1.89%, 1.59%, 1.29%, and 1.22% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(15)	Commenced operations on November 29, 2013.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

April 30, 2018 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of forty-three series as of April 30, 2018. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Global Real Asset Fund (the “Global Real Asset Fund”)

Hartford Long/Short Global Equity Fund (the “Long/Short Global Equity Fund”)

Hartford Real Total Return Fund (the “Real Total Return Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class T, Class C, Class I, Class Y and Class F shares. As of April 30, 2018, Class T shares have not commenced operations. In addition, each Fund, except Long/Short Global Equity Fund, has registered for sale Class R3, Class R4 and Class R5 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, Y and F shares are sold without a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The per share net asset value (“NAV”) of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange-traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when a Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

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April 30, 2018 (Unaudited)

•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Company’s Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of a Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Company’s Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statements of Operations, as applicable.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which a Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

h)	Basis for Consolidation – The Global Real Asset Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Global Real Asset Fund (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Global Real Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Global Real Asset Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2018.

b)

Securities Sold Short – As part of its principal investment strategy, the Long/Short Global Equity Fund will enter into short sales. In a short sale, the Fund sells a borrowed security (typically from a broker or other institution). The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is a risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons. After selling the borrowed security, the Fund is obligated to “cover” the short sale by purchasing the security and returning the security to the lender. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because the Fund’s loss

69

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.

Short sales also involve other costs. The Long/Short Global Equity Fund must normally repay to the lender an amount equal to any dividends that accrue while the security is on loan. In addition, to borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in executing short sales. The amount of any gain for the Fund resulting from a short sale will be decreased, and the amount of any loss will be increased, by the amount of the premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets to cover the Fund’s short position. Investments held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral held by the broker) to cover the short sale obligation. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption or other current obligations.

Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense on the Statements of Operations.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2018, Global Real Asset Fund, Long/Short Global Equity Fund and Real Total Return Fund had used Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2018, Global Real Asset Fund and Real Total Return Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or

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April 30, 2018 (Unaudited)

on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2018, Global Real Asset Fund and Real Total Return Fund had used Options Contracts.

d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

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April 30, 2018 (Unaudited)

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2018, Global Real Asset Fund and Real Total Return Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the

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April 30, 2018 (Unaudited)

counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended April 30, 2018, Global Real Asset Fund and Real Total Return Fund had used Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2018, Global Real Asset Fund, Long/Short Global Equity Fund and Real Total Return Fund had used Total Return Swap Contracts.

Cross Currency Swaps – Certain Funds may enter into cross currency swap agreements to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a cross currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

During the six-month period ended April 30, 2018, Real Total Return Fund had used Cross Currency Swap Contracts.

e)	Additional Derivative Instrument Information:

Global Real Asset Fund (consolidated)

Fair Value of Derivative Instruments on the (consolidated) Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$18,042	$—	$—	$142,190	$—	$160,232
Unrealized appreciation on futures contracts(1)	819	—	—	—	921,446	—	922,265
Unrealized appreciation on foreign currency contracts	—	115,286	—	—	—	—	115,286

Total	$819	$133,328	$—	$—	$1,063,636	$—	$1,197,783

Liabilities:
Unrealized depreciation on futures contracts(1)	$9,264	$—	$—	$—	$1,241,567	$—	$1,250,831
Unrealized depreciation on foreign currency contracts	—	35,223	—	—	—	—	35,223
Unrealized depreciation on swap contracts(2)	—	—	—	11,210	—	—	11,210

Total	$9,264	$35,223	$—	$11,210	$1,241,567	$—	$1,297,264

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Global Real Asset Fund (consolidated) – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(155,309)	$—	$—	$(53,365)	$—	$(208,674)
Net realized gain (loss) on futures contracts	(35,381)	—	—	—	2,373,704	—	2,338,323
Net realized gain (loss) on written options contracts	—	—	—	—	17,308	—	17,308
Net realized gain (loss) on swap contracts	(49,030)	—	2,473	754,306	—	—	707,749
Net realized gain (loss) on foreign currency contracts	—	(381,761)	—	—	—	—	(381,761)

Total	$(84,411)	$(537,070)	$2,473	$754,306	$2,337,647	$—	$2,472,945

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$160,533	$—	$—	$84,950	$—	$245,483
Net change in unrealized appreciation (depreciation) of futures contracts	(28,064)	—	—	—	(82,670)	—	(110,734)
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	—	24	—	24
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	—	27,628	—	—	27,628
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	109,618	—	—	—	—	109,618

Total	$(28,064)	$270,151	$—	$27,628	$2,304	$—	$272,019

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	3,233,446
Futures Contracts Long at Number of Contracts	844
Futures Contracts Short at Number of Contracts	(285)
Written Options Contracts at Number of Contracts	(17)
Swap Contracts at Notional Amount	$1,822,352
Foreign Currency Contracts Purchased at Contract Amount	$3,565,789
Foreign Currency Contracts Sold at Contract Amount	$14,427,208

Long/Short Global Equity Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$37	$—	$—	$—	$—	$37

Total	$—	$37	$—	$—	$—	$—	$37

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Hartford Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Long/Short Global Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(714)	$—	$—	$—	$—	$(714)

Total	$—	$(714)	$—	$—	$—	$—	$(714)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(37)	$—	$—	$—	$—	$(37)

Total	$—	$(37)	$—	$—	$—	$—	$(37)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$42,401
Foreign Currency Contracts Sold at Contract Amount	$24,929

Real Total Return Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$215,947	$5,313	$—	$68,445	$—	$—	$289,705
Unrealized appreciation on futures contracts(1)	298,659	781,815	—	216,481	—	—	1,297,045
Unrealized appreciation on foreign currency contracts	—	420,758	—	—	—	—	420,758
Unrealized appreciation on swap contracts(2)	—	—	84,830	111,948	—	—	196,778

Total	$514,606	$1,207,886	$84,830	$396,874	$—	$—	$2,204,286

Liabilities:
Unrealized depreciation on futures contracts(1)	$89,267	$250,566	$—	$365,474	$—	$—	$705,307
Unrealized depreciation on foreign currency contracts	—	205,618	—	—	—	—	205,618
Written options, market value	—	270	—	82,083	—	—	82,353
Unrealized depreciation on swap contracts(2)	—	—	455	1,105,500	—	—	1,105,955

Total	$89,267	$456,454	$455	$1,553,057	$—	$—	$2,099,233

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Real Total Return Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(12,987)	$—	$—	$1,627,962	$—	$—	$1,614,975
Net realized gain (loss) on futures contracts	(505,681)	(1,399,405)	—	71,556	—	—	(1,833,530)
Net realized gain (loss) on written options contracts	8,380	—	—	(1,124,242)	—	—	(1,115,862)
Net realized gain (loss) on swap contracts	(1,833,314)	—	146,259	411,673	—	—	(1,275,382)
Net realized gain (loss) on foreign currency contracts	—	(1,270,303)	—	—	—	—	(1,270,303)

Total	$(2,343,602)	$(2,669,708)	$146,259	$986,949	$—	$—	$(3,880,102)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(9,053)	$(71,371)	$—	$(122,440)	$—	$—	$(202,864)
Net change in unrealized appreciation (depreciation) of futures contracts	202,980	605,112	—	(25,869)	—	—	782,223
Net change in unrealized appreciation (depreciation) of written options contracts	—	10,040	—	180,076	—	—	190,116
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(106,662)	(1,007,780)	—	—	(1,114,442)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	246,985	—	—	—	—	246,985

Total	$193,927	$790,766	$(106,662)	$(976,013)	$—	$—	$(97,982)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	31,280,918
Futures Contracts Long at Number of Contracts	878
Futures Contracts Short at Number of Contracts	(718)
Written Options Contracts at Number of Contracts	(13,862,513)
Swap Contracts at Notional Amount	$111,330,604
Foreign Currency Contracts Purchased at Contract Amount	$30,898,852
Foreign Currency Contracts Sold at Contract Amount	$49,619,142

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

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April 30, 2018 (Unaudited)

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2018:

Global Real Asset Fund (consolidated)

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$115,286	$(35,223)
Futures contracts	922,265	(1,250,831)
Purchased options	160,232	—
Swap contracts	—	(11,210)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,197,783	(1,297,264)

Derivatives not subject to a MNA	(1,064,455)	1,250,831

Total gross amount of assets and liabilities subject to MNA or similar agreements	$133,328	$(46,433)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$2,698	$—	$—	$—	$2,698
Barclays	101,630	(19,383)	—	—	82,247
BNP Paribas Securities Services	1,735	—	—	—	1,735
Citibank NA	3,808	—	—	—	3,808
Commonwealth Bank of Australia	944	—	—	—	944
Credit Suisse First Boston Corp.	506	—	—	—	506
Deutsche Bank Securities, Inc.	2,890	(2,890)	—	—	—
Goldman Sachs & Co.	1,074	(1,074)	—	—	—
HSBC Bank USA	18,042	(1,043)	—	—	16,999
Nomura International	1	—	—	—	1

Total	$133,328	$(24,390)	$—	$—	$108,938

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(1,278)	$—	$—	$—	$(1,278)
Barclays	(19,383)	19,383	—	—	—
Deutsche Bank Securities, Inc.	(6,168)	2,890	—	—	(3,278)
Goldman Sachs & Co.	(13,712)	1,074	—	—	(12,638)
HSBC Bank USA	(1,043)	1,043	—	—	—
State Street Global Markets LLC	(4,849)	—	—	—	(4,849)

Total	$(46,433)	$24,390	$—	$—	$(22,043)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Long/Short Global Equity Fund

Derivative Financial Instruments:				Assets	Liabilities
Foreign currency contracts				$—	$(37)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities				—	(37)

Derivatives not subject to a MNA				—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements				$—	$(37)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
State Street Global Markets LLC	$(37)	$—	$—	$—	$(37)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Real Total Return Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$420,758	$(205,618)
Futures contracts	1,297,045	(778,703)
Purchased options	73,758	(139,162)
Swap contracts	271,351	(1,106,411)
Written options	—	(89,732)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,062,912	(2,319,626)

Derivatives not subject to a MNA	(1,389,419)	779,159

Total gross amount of assets and liabilities subject to MNA or similar agreements	$623,863	$(1,459,597)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$29,787	$(2,406)	$—	$—	$27,381
Banc of America Securities LLC	46,170	(46,170)	—	—	—
Barclays	318,876	(81,297)	—	—	237,579
BNP Paribas Securities Services	21,631	(17,431)	—	—	4,200
Citibank NA	43,602	(40,284)	—	—	3,318
Commonwealth Bank of Australia	13,609	(6,206)	—	—	7,403
Deutsche Bank Securities, Inc.	1,771	(1,771)	—	—	—
Goldman Sachs & Co.	95,718	(95,718)	—	—	—
JP Morgan Chase & Co.	3,296	(1,789)	—	—	1,507
Morgan Stanley	19,008	(19,008)	—	—	—
Standard Chartered Bank	20,696	(12,943)	—	—	7,753
State Street Global Markets LLC	9,699	(1,815)	—	—	7,884

Total	$623,863	$(326,838)	$—	$—	$297,025

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Real Total Return Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(2,406)	$2,406	$—	$—	$—
Banc of America Securities LLC	(637,489)	46,170	438,289	—	(153,030)
Barclays	(81,297)	81,297	—	—	—
BNP Paribas Securities Services	(17,431)	17,431	—	—	—
Citibank NA	(40,284)	40,284	—	—	—
Commonwealth Bank of Australia	(6,206)	6,206	—	—	—
Credit Suisse First Boston Corp.	(18,854)	—	—	—	(18,854)
Deutsche Bank Securities, Inc.	(14,245)	1,771	—	—	(12,474)
Goldman Sachs & Co.	(179,793)	95,718	68,732	—	(15,343)
HSBC Bank USA	(1,953)	—	—	—	(1,953)
JP Morgan Chase & Co.	(1,789)	1,789	—	—	—
Merrill Lynch Capital Services, Inc.	(35)	—	—	—	(35)
Merrill Lynch International	(2,746)	—	—	—	(2,746)
Morgan Stanley	(439,510)	19,008	100,607	319,895	—
RBC Dominion Securities, Inc.	(801)	—	—	—	(801)
Standard Chartered Bank	(12,943)	12,943	—	—	—
State Street Global Markets LLC	(1,815)	1,815	—	—	—

Total	$(1,459,597)	$326,838	$607,628	$319,895	$(205,236)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

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Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2017 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration	Perpetual Short-Term Capital Loss Carryforward	Perpetual Long-Term Capital Loss Carryforward
Fund	2019
Global Real Asset Fund (consolidated)	$6,682,380	$10,586,193	$79,925,663
Real Total Return Fund	—	10,292,723	14,502,109

Long/Short Global Equity Fund had no capital loss carryforward for U.S. federal income tax purposes as of October 31, 2017.

During the fiscal year ended October 31, 2017, Global Real Asset Fund utilized prior year capital loss carryforwards of $1,183,624.

During the fiscal year ended October 31, 2017, Long/Short Global Equity Fund utilized prior year capital loss carryforwards of $522,392.

c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2018 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Global Real Asset Fund (consolidated)	$284,458,346	$23,830,844	$(6,160,849)	$17,669,995
Long/Short Global Equity Fund	68,332,057	9,122,342	(5,147,290)	3,975,052
Real Total Return Fund	87,112,463	8,157,077	(5,501,756)	2,655,321

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7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Global Real Asset Fund	0.8450% on first $500 million and;
0.8100% on next $500 million and;
0.7800% on next $1.5 billion and;
0.7500% on next $2.5 billion and;
0.7100% over $5 billion

Long/Short Global Equity Fund	1.4000% on first $1 billion and;
1.3900% on next $1 billion and;
1.3800% over $2 billion

Real Total Return Fund	0.9000% on first $250 million and;
0.8800% on next $250 million and;
0.8500% on next $500 million and;
0.8300% on next $1.5 billion and;
0.8200% over $2.5 billion

The Global Real Asset Fund’s Cayman Subsidiary pays HFMC a management fee at the annual rate of 0.71% of average daily net assets attributable to the Cayman Subsidiary. HFMC has contractually agreed to waive the management fee it receives from the Global Real Asset Fund in an amount equal to the management fee paid to it by the Subsidiary. This waiver will remain in effect for as long as the Global Real Asset Fund remains invested in the Subsidiary.

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of each Fund, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Global Real Asset Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Long/Short Global Equity Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Real Total Return Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

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c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2018, HFMC contractually limited the total operating expenses of each of the following Funds, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, through February 28, 2019 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Global Real Asset Fund	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%
Long/Short Global Equity Fund*	1.90%	2.65%	1.65%	NA	NA	NA	1.50%	1.50%
Real Total Return Fund	1.40%	2.15%	1.15%	1.70%	1.40%	1.10%	1.05%	1.00%

*	The contractual agreement is also exclusive of dividends and interest expenses on short sales.

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2018, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Global Real Asset Fund (consolidated)	1.25%	2.00%	0.96%	1.50%	1.20%	0.95%	0.90%	0.90%
Long/Short Global Equity Fund(1)	2.20%	2.53%	2.09%	—	—	—	2.05%	2.05%
Real Total Return Fund	1.40%	2.15%	1.15%	1.23%	1.17%	1.10%	1.05%	1.00%

(1)	Excluding the expenses not subject to the cap, the ratios would have been 1.34%, 1.66%, 1.21%, and 1.21% for Class A, Class C, Class I and Class Y, respectively.

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2018, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Global Real Asset Fund	$14,856	$125
Long/Short Global Equity Fund	16,867	108
Real Total Return Fund	982	—	*

*	Amount rounds to less than $1.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily

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net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2018, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Global Real Asset Fund (Consolidated)	$480
Long/Short Global Equity Fund	89
Real Total Return Fund	155

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund or (ii) a Specified Amount (as defined below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class F	0.004%*

*	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class F was equal to 0.00% of average daily net assets.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

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For the six-month period ended April 30, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Global Real Asset Fund (consolidated)	0.22%	0.22%	0.06%	0.02%	0.02%	0.02%	0.03%	0.00%
Long/Short Global Equity Fund	0.03%	0.03%	0.04%	—	—	—	0.01%	0.00%
Real Total Return Fund	0.25%	0.25%	0.21%	0.02%	0.02%	0.02%	0.06%	0.00%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. These events could also trigger adverse tax consequences for the Fund.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective.

At April 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral(1)
Global Real Asset Fund (consolidated)	$2,671,719	$2,791,019	$—
Long/Short Global Equity Fund	827,652	847,300	—
Real Total Return Fund	1,228,497	1,183,787	88,630	(2)

(1)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.
(2)	U.S. Government Securities

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018.

Global Real Asset Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,791,019	$—	$—	$—	$2,791,019

Total Borrowings	$2,791,019	$—	$—	$—	$2,791,019

Gross amount of recognized liabilities for securities lending transactions					$2,791,019

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continous” column as the securities are typically callable on demand.

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Long/Short Global Equity Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$847,300	$—	$—	$—	$847,300

Total Borrowings	$847,300	$—	$—	$—	$847,300

Gross amount of recognized liabilities for securities lending transactions					$847,300

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continous” column as the securities are typically callable on demand.

Real Total Return Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,183,787	$—	$—	$—	$1,183,787

Total Borrowings	$1,183,787	$—	$—	$—	$1,183,787

Gross amount of recognized liabilities for securities lending transactions					$1,183,787

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continous” column as the securities are typically callable on demand.

9.	Affiliate Holdings:

As of April 30, 2018, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Global Real Asset Fund (consolidated)	—	—	—	—	—	—	—	—
Long/Short Global Equity Fund	53%	52%	7%	—	—	—	99%	100%
Real Total Return Fund	—	—	—	100%	100%	100%	100%	—

Percentage of Fund by Class:

Fund	Class A	Class C	Class I	Class R3		Class R4		Class R5		Class Y		Class F
Global Real Asset Fund (consolidated)	—	—	—	—		—		—		—		—
Long/Short Global Equity Fund	8%	4%	4%	—		—		—		17%		—	%*
Real Total Return Fund	—	—	—	—	%*	—	%*	—	%*	—	%*	—

*	Percentage rounds to zero.

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As of April 30, 2018, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Funds listed below as follows:

Fund	Percentage of Fund*
Global Real Asset Fund (consolidated)	38%
Real Total Return Fund	99%

*	As of April 30, 2018, the affiliated funds of funds invested in Class F shares.

10.	Investment Transactions:

For the six-month period ended April 30, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Global Real Asset Fund (consolidated)	$141,490,203	$155,491,660
Long/Short Global Equity Fund	47,149,505	25,521,541
Real Total Return Fund	50,174,117	59,961,498

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Global Real Asset Fund (consolidated)	$33,874,381	$35,690,489
Long/Short Global Equity Fund	—	—
Real Total Return Fund	1,602,168	—

Fund	Total Cost of Purchases	Total Sales Proceeds
Global Real Asset Fund (consolidated)	$175,364,584	$191,182,149
Long/Short Global Equity Fund	47,149,505	25,521,541
Real Total Return Fund	51,776,285	59,961,498

11.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2018, and the year ended October 31, 2017:

Global Real Asset Fund (consolidated)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	258,726	$2,455,914	236,040	$2,118,830
Shares Issued for Reinvested Dividends	56,648	533,621	9,314	83,080
Shares Redeemed	(231,549)	(2,195,008)	(771,848)	(6,911,825)

Net Increase (Decrease)	83,825	794,527	(526,494)	(4,709,915)

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Global Real Asset Fund (consolidated) – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class C
Shares Sold	17,615	$161,942	48,334	$423,642
Shares Issued for Reinvested Dividends	14,505	134,313	—	—
Shares Redeemed	(206,868)	(1,927,089)	(294,201)	(2,564,402)

Net Increase (Decrease)	(174,748)	(1,630,834)	(245,867)	(2,140,760)

Class I
Shares Sold	649,134	$6,134,791	1,109,209	$9,889,242
Shares Issued for Reinvested Dividends	90,742	852,977	17,964	159,886
Shares Redeemed	(1,191,837)	(11,318,299)	(902,314)	(8,052,674)

Net Increase (Decrease)	(451,961)	(4,330,531)	224,859	1,996,454

Class R3
Shares Sold	4,879	$45,994	4,446	$40,167
Shares Issued for Reinvested Dividends	249	2,363	36	326
Shares Redeemed	(9,752)	(93,037)	(2,912)	(26,327)

Net Increase (Decrease)	(4,624)	(44,680)	1,570	14,166

Class R4
Shares Sold	870	$8,263	4,641	$41,230
Shares Issued for Reinvested Dividends	1,377	12,990	168	1,499
Shares Redeemed	(3,306)	(31,238)	(17,682)	(156,111)

Net Increase (Decrease)	(1,059)	(9,985)	(12,873)	(113,382)

Class R5
Shares Sold	8,094	$75,501	2,170	$19,312
Shares Issued for Reinvested Dividends	255	2,404	44	392
Shares Redeemed	(1)	(7)	(736)	(6,512)

Net Increase (Decrease)	8,348	77,898	1,478	13,192

Class Y
Shares Sold	717,409	$6,724,525	8,970,591	$79,402,563
Shares Issued for Reinvested Dividends	435,699	4,095,568	209,704	1,868,453
Shares Redeemed	(357,634)	(3,386,800)	(20,218,240)	(181,316,715)

Net Increase (Decrease)	795,474	7,433,293	(11,037,945)	(100,045,699)

Class F(1)
Shares Sold	543,398	$5,095,457	18,904,061	$169,606,675
Shares Issued for Reinvested Dividends	421,001	3,953,204	—	—
Shares Redeemed	(1,044,402)	(9,920,836)	(6,960,113)	(63,784,577)

Net Increase (Decrease)	(80,003)	(872,175)	11,943,948	105,822,098

Total Net Increase (Decrease)	175,252	$1,417,513	348,676	$836,154

(1)	Commenced operations on February 28, 2017.

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Long/Short Global Equity Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	219,780	$2,621,433	136,404	$1,565,713
Shares Issued for Reinvested Dividends	26,093	307,271	—	—
Shares Redeemed	(79,674)	(948,295)	(32,183)	(354,704)

Net Increase (Decrease)	166,199	1,980,409	104,221	1,211,009

Class C
Shares Sold	100,498	$1,192,792	79,361	$898,776
Shares Issued for Reinvested Dividends	12,728	146,792	—	—
Shares Redeemed	(12,161)	(140,700)	(5,392)	(60,104)

Net Increase (Decrease)	101,065	1,198,884	73,969	838,672

Class I
Shares Sold	1,694,344	$20,480,737	1,113,192	$13,147,319
Shares Issued for Reinvested Dividends	72,056	853,522	—	—
Shares Redeemed	(342,365)	(4,093,988)	(113,604)	(1,269,208)

Net Increase (Decrease)	1,424,035	17,240,271	999,588	11,878,111

Class Y
Shares Sold	—	$—	4,153	$50,000
Shares Issued for Reinvested Dividends	36,716	436,036	—	—
Shares Redeemed	(1)	(13)	(265,325)	(3,000,000)

Net Increase (Decrease)	36,715	436,023	(261,172)	(2,950,000)

Class F(1)
Shares Sold	—	$—	908	$10,000
Shares Issued for Reinvested Dividends	38	445	—	—

Net Increase (Decrease)	38	445	908	10,000

Total Net Increase (Decrease)	1,728,052	$20,856,032	917,514	$10,987,792

(1)	Commenced operations on February 28, 2017.

Real Total Return Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	3,177	$25,453	23,034	$202,142
Shares Issued for Reinvested Dividends	4,694	37,740	—	—
Shares Redeemed	(6,677)	(58,612)	(62,125)	(548,958)

Net Increase (Decrease)	1,194	4,581	(39,091)	(346,816)

Class C
Shares Sold	5	$39	3,192	$27,687
Shares Issued for Reinvested Dividends	1,805	14,117	—	—
Shares Redeemed	(299)	(2,374)	(3,522)	(30,250)

Net Increase (Decrease)	1,511	11,782	(330)	(2,563)

88

Hartford Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Real Total Return Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares Sold	6,015	$48,841	9,505	$85,798
Shares Issued for Reinvested Dividends	719	5,842	—	—
Shares Redeemed	(8,316)	(72,482)	(3,883)	(34,893)

Net Increase (Decrease)	(1,582)	(17,799)	5,622	50,905

Class R3
Shares Sold	—	$—	—	$11
Shares Issued for Reinvested Dividends	137	1,094	—	—
Shares Redeemed	(2)	(9)	(9,246)	(81,711)

Net Increase (Decrease)	135	1,085	(9,246)	(81,700)

Class R4
Shares Sold	—	$—	—	$11
Shares Issued for Reinvested Dividends	134	1,082	—	—
Shares Redeemed	(1)	(9)	(10,690)	(95,371)

Net Increase (Decrease)	133	1,073	(10,690)	(95,360)

Class R5
Shares Sold	—	$—	—	$11
Shares Issued for Reinvested Dividends	139	1,123	—	—
Shares Redeemed	(2)	(9)	(9,272)	(83,556)

Net Increase (Decrease)	137	1,114	(9,272)	(83,545)

Class Y
Shares Sold	—	$—	572,081	$5,092,102
Shares Issued for Reinvested Dividends	138	1,109	—	—
Shares Redeemed	(2)	(9)	(14,709,044)	(132,195,962)

Net Increase (Decrease)	136	1,100	(14,136,963)	(127,103,860)

Class F(1)
Shares Sold	634,389	$5,276,184	14,169,400	$127,323,360
Shares Issued for Reinvested Dividends	1,268,233	10,298,052	—	—
Shares Redeemed	(1,922,877)	(17,389,179)	(2,743,574)	(24,729,947)

Net Increase (Decrease)	(20,255)	(1,814,943)	11,425,826	102,593,413

Total Net Increase (Decrease)	(18,591)	$(1,812,007)	(2,774,144)	$(25,069,526)

(1)	Commenced operations on February 28, 2017.

12.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2018, none of the Funds had borrowings under this facility.

89

Hartford Alternative Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

13.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

14.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2018, events and transactions subsequent to April 30, 2018, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. The following subsequent events requiring financial statement adjustment or disclosure have been identified.

Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Effective October 1, 2018, Class C shares held in an account directly through the Funds’ transfer agent for which no financial intermediary is specified or Hartford Funds Distributors, LLC is listed as the dealer of record will periodically be converted to Class A shares. Effective October 1, 2018, each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any such direct purchase received by the Funds’ transfer agent for Class C shares for such accounts will automatically be invested in Class A shares. For more information on the above referenced changes, please see the Funds’ most recent prospectus.

90

Hartford Alternative Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

91

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with the Funds’ sub-adviser.

MFSAR-ALT18    6/18    206741    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report, covering the period from November 1, 2017 through April 30, 2018.

Market Review

While U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 saw a 21.8%

return as of 2017 year end, U.S. equities have experienced a nearly flat return of 0.4% along with increased volatility year-to-date as of April 30.

The Index has experienced more than 20 days with swings of 1% or more this year, compared to eight days for all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have contributed to the return of volatility.

In the six-month period that ended April 30, 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases by raising rates twice, each time by 0.25%. As of the end of April, short-term rates range from 1.5% to 1.75%. At the time of this writing, expectations were for a continued gradual increase throughout 2018. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. In December, the first significant overhaul of the U.S. tax code in more than 30 years was signed into law. Geopolitical tensions continue to persist around U.S. engagement with Syria and North Korea, heightening market uncertainty. In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking to leave the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford Multi-Strategy Funds

Fund Performance and Summary

The Hartford Balanced Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 04/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	1.24%	7.25%	7.54%	6.13%
Class A3	-4.33%	1.35%	6.33%	5.53%
Class C2	0.83%	6.44%	6.79%	5.36%
Class C3	-0.17%	5.44%	6.79%	5.36%
Class I2	1.36%	7.51%	7.73%	6.22%
Class R3[2]	1.08%	6.92%	7.26%	5.87%
Class R4[2]	1.22%	7.19%	7.59%	6.17%
Class R5[2]	1.37%	7.55%	7.91%	6.50%
Class R6[2]	1.41%	7.61%	7.97%	6.57%
Class Y2	1.40%	7.60%	7.97%	6.57%
Class F2	1.40%	7.62%	7.76%	6.23%
60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofAML US 3-Month Treasury Bill Index	1.67%	7.83%	8.29%	6.96%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%
Bloomberg Barclays Government/Credit Bond Index	-2.02%	-0.30%	1.41%	3.62%
ICE BofAML US 3-Month Treasury Bill Index	0.68%	1.18%	0.36%	0.34%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofAML US 3-Month Treasury Bill Index is calculated by HFMC.

2

The Hartford Balanced Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) measures the non-securitized component of the U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. On October 20, 2017, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index was rebranded.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Net	Gross
Balanced Fund Class A	1.03%	1.03%
Balanced Fund Class C	1.74%	1.74%
Balanced Fund Class I	0.75%	0.75%
Balanced Fund Class R3	1.35%	1.35%
Balanced Fund Class R4	1.05%	1.05%
Balanced Fund Class R5	0.75%	0.75%
Balanced Fund Class R6	0.63%	0.63%
Balanced Fund Class Y	0.66%	0.66%
Balanced Fund Class F	0.63%	0.63%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	65.9%

Total	65.9%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	4.0%
Corporate Bonds	17.0
Foreign Government Obligations	0.8
Municipal Bonds	1.1
U.S. Government Agencies	0.1
U.S. Government Securities	7.8

Total	30.8%

Short-Term Investments	3.0
Other Assets & Liabilities	0.3

Total	100.0%

3

Fund Performance and Summary

The Hartford Balanced Income Fund inception 07/31/2006

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income with growth of capital as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 04/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	-1.12%	4.37%	6.03%	7.15%
Class A3	-6.56%	-1.37%	4.84%	6.55%
Class C2	-1.50%	3.60%	5.24%	6.36%
Class C3	-2.45%	2.61%	5.24%	6.36%
Class I2	-1.00%	4.62%	6.30%	7.37%
Class R3[2]	-1.28%	4.02%	5.72%	6.98%
Class R4[2]	-1.14%	4.32%	6.04%	7.23%
Class R5[2]	-1.00%	4.59%	6.30%	7.45%
Class R6[2]	-0.95%	4.66%	6.38%	7.56%
Class Y2	-0.98%	4.62%	6.38%	7.55%
Class F2	-0.89%	4.78%	6.33%	7.39%
45% Russell 1000 Value Index/ 44% Bloomberg Barclays Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index	-0.39%	3.80%	6.29%	6.66%
Russell 1000 Value Index	1.94%	7.50%	10.52%	7.30%
Bloomberg Barclays Corporate Index	-2.47%	0.68%	2.46%	5.23%
JP Morgan Emerging Markets Bond Index Plus	-3.72%	-1.47%	2.56%	6.22%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index	-0.17%	3.27%	4.76%	7.96%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 2/26/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/26/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/26/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

4

The Hartford Balanced Income Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

45% Russell 1000 Value Index/ 44% Bloomberg Barclays Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index is calculated by Hartford Funds Management Company, LLC.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Bloomberg Barclays Corporate Index (reflects no deduction for fees, expenses or taxes) is the Corporate component of the U.S. Credit Index within the Bloomberg Barclays U.S. Aggregate Bond Index.

JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.

Bloomberg Barclays U.S. Corporate High Yield Bond 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) is the 2% issuer cap component of the Bloomberg Barclays U.S. High Yield Index, which is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Net	Gross
Balanced Income Fund Class A	0.93%	0.93%
Balanced Income Fund Class C	1.68%	1.68%
Balanced Income Fund Class I	0.69%	0.69%
Balanced Income Fund Class R3	1.31%	1.31%
Balanced Income Fund Class R4	1.01%	1.01%
Balanced Income Fund Class R5	0.71%	0.71%
Balanced Income Fund Class R6	0.61%	0.61%
Balanced Income Fund Class Y	0.65%	0.65%
Balanced Income Fund Class F	0.61%	0.61%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. • The Fund seeks to achieve its investment objective by allocating assets among different asset classes. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Different investment styles may go in and out favor, which may cause the Fund to underperform the broader stock market.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	44.8%
Escrows	0.0 *
Preferred Stocks	0.0 *

Total	44.8%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.6%
Convertible Bonds	0.1
Corporate Bonds	45.8
Foreign Government Obligations	4.9
Municipal Bonds	0.1
Senior Floating Rate Interests	0.2
U.S. Government Securities	0.2

Total	51.9%

Short-Term Investments	2.8
Other Assets & Liabilities	0.5

Total	100.0%

*	Percentage rounds to zero.

5

Fund Performance and Summary

The Hartford Checks and Balances Fund inception 05/31/2007

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation and income.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	1.57%	7.69%	8.04%	6.17%
Class A3	-4.02%	1.76%	6.83%	5.57%
Class C2	1.19%	6.86%	7.22%	5.37%
Class C3	0.29%	5.91%	7.22%	5.37%
Class I2	1.59%	7.84%	8.28%	6.43%
Class R3[2]	1.38%	7.28%	7.65%	5.81%
Class R4[2]	1.54%	7.64%	7.98%	6.12%
Class R5[2]	1.59%	7.84%	8.32%	6.44%
Class F2	1.73%	7.96%	8.31%	6.45%
33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg Barclays U.S. Aggregate Bond Index	1.96%	8.58%	9.07%	7.50%
Russell 3000 Index	3.79%	13.05%	12.75%	9.13%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class I shares commenced operations on 2/29/08. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 8/29/08. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/29/08 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/29/08.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg Barclays U.S. Aggregate Bond Index is calculated by HFMC.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

6

The Hartford Checks and Balances Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Net	Gross
Checks and Balances Fund Class A	0.98%	0.98%
Checks and Balances Fund Class C	1.74%	1.74%
Checks and Balances Fund Class I	0.73%	0.73%
Checks and Balances Fund Class R3	1.36%	1.36%
Checks and Balances Fund Class R4	1.06%	1.06%
Checks and Balances Fund Class R5	0.76%	0.76%
Checks and Balances Fund Class F	0.64%	0.64%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the Investment Manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign and emerging-markets securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage related- and asset-backed securities, and derivatives.

Asset Allocation

as of April 30, 2018 (Unaudited)

Fund Type	Percentage of Net Assets
Domestic Equity Funds	66.7%
Taxable Fixed Income Funds	33.4
Other Assets & Liabilities	(0.1)

Total	100.0%

7

Fund Performance and Summary

The Hartford Conservative Allocation Fund inception 05/28/2004

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks current income and long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	0.77%	5.24%	1.71%	2.99%
Class A3	-4.77%	-0.55%	0.56%	2.41%
Class C2	0.49%	4.60%	0.97%	2.24%
Class C3	-0.50%	3.60%	0.97%	2.24%
Class I2	0.88%	5.54%	1.99%	3.27%
Class R3[2]	0.76%	5.13%	1.43%	2.65%
Class R4[2]	0.85%	5.42%	1.74%	2.98%
Class R5[2]	0.94%	5.70%	2.05%	3.29%
Class F2	1.03%	5.71%	2.02%	3.28%
65% Bloomberg Barclays U.S. Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI All Country World ex USA Index (Net)	0.12%	4.54%	4.73%	5.14%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Russell 3000 Index	3.79%	13.05%	12.75%	9.13%
MSCI All Country World ex USA Index (Net)	3.47%	15.91%	5.46%	2.26%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-advisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 6/4/12 through 11/30/15, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 6/4/12, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

8

The Hartford Conservative Allocation Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

65% Bloomberg Barclays U.S. Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI All Country World ex USA Index (Net) is calculated by HFMC.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Net	Gross
Conservative Allocation Fund Class A	1.19%	1.23%
Conservative Allocation Fund Class C	1.94%	1.99%
Conservative Allocation Fund Class I	0.94%	0.95%
Conservative Allocation Fund Class R3	1.44%	1.57%
Conservative Allocation Fund Class R4	1.14%	1.28%
Conservative Allocation Fund Class R5	0.84%	0.98%
Conservative Allocation Fund Class F	0.84%	0.87%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the Investment Manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount of assets it invests in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign and emerging-markets securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage related- and asset-backed securities, and derivatives.

Asset Allocation

as of April 30, 2018 (Unaudited)

Fund Type	Percentage of Net Assets
Alternative Funds	5.2%
Domestic Equity Funds	25.0
International/Global Equity Funds	7.8
Multi-Strategy Funds	4.1
Taxable Fixed Income Funds	57.6
Short-Term Investments	0.3
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

9

Fund Performance and Summary

The Hartford Global All-Asset Fund inception 05/28/2010

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 month[1]	1 Year	5 Years	Since Inception[2]
Class A3	0.14%	7.93%	5.48%	6.24%
Class A4	-5.37%	1.99%	4.29%	5.48%
Class C3	-0.17%	7.16%	4.70%	5.45%
Class C4	-1.05%	6.21%	4.70%	5.45%
Class I3	0.35%	8.31%	5.76%	6.52%
Class R3[3]	-0.06%	7.54%	5.19%	5.95%
Class R4[3]	0.27%	7.98%	5.55%	6.29%
Class R5[3]	0.38%	8.40%	5.69%	6.49%
Class R6[3]	0.30%	8.25%	5.84%	-0.93%
Class Y3	0.30%	8.25%	5.84%	6.60%
Class F3	0.41%	8.38%	5.77%	6.53%
60% MSCI All Country World Index (Net)/ 40% Bloomberg Barclays Global Aggregate Bond Hedged USD Index	2.16%	8.99%	6.42%	7.70%
MSCI All Country World Index (Net)	3.56%	14.16%	8.80%	10.25%
Bloomberg Barclays Global Aggregate Bond Hedged USD Index	-0.11%	1.39%	2.61%	3.45%

[1]	Not Annualized
[2]	Inception: 05/28/2010
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 2/28/18. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

60% MSCI All Country World Index (Net)/ 40% Bloomberg Barclays Global Aggregate Bond Hedged USD Index is calculated by Hartford Funds Management Company, LLC.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

10

The Hartford Global All-Asset Fund (Consolidated)

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Bloomberg Barclays Global Aggregate Bond Hedged USD Index (reflects no deduction for fees, expenses or taxes) provides a broad-based measure of the global investment-grade fixed-income markets.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Net	Gross
Global All-Asset Fund Class A	1.24%	1.27%
Global All-Asset Fund Class C	1.99%	2.00%
Global All-Asset Fund Class I	0.94%	0.96%
Global All-Asset Fund Class R3	1.46%	1.60%
Global All-Asset Fund Class R4	1.16%	1.30%
Global All-Asset Fund Class R5	0.86%	1.00%
Global All-Asset Fund Class R6	0.74%	0.88%
Global All-Asset Fund Class Y	0.80%	0.89%
Global All-Asset Fund Class F	0.74%	0.88%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses and expenses of the Fund’s wholly-owned Cayman Islands subsidiary fund. Hartford Funds Management Company, LLC, the investment manager, has also contractually agreed to waive the Fund’s management fee in an amount equal to the management fee of that subsidiary fund for as long as the Fund remains invested in that subsidiary fund. Actual expenses may be higher or lower. Please see accompanying Consolidated Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or specialist portfolio managers. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds can have a greater risk of price volatility illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • Commodities may be more volatile than investments in traditional securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with a non U.S. subsidiary and its investments.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	57.1%
Convertible Preferred Stocks	0.3
Exchange-Traded Funds	6.0
Preferred Stocks	0.2
Warrants	0.1

Total	63.7%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	5.9%
Convertible Bonds	0.4
Corporate Bonds	3.7
Foreign Government Obligations	9.3
U.S. Government Agencies	3.8
U.S. Government Securities	3.3

Total	26.4%

Short-Term Investments	11.1
Purchased Options	0.2
Other Assets & Liabilities	(1.4)

Total	100.0%

11

Fund Performance and Summary

The Hartford Growth Allocation Fund inception 05/28/2004

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	2.94%	11.44%	6.50%	5.02%
Class A3	-2.72%	5.31%	5.30%	4.42%
Class C2	2.54%	10.60%	5.71%	4.25%
Class C3	1.54%	9.60%	5.71%	4.25%
Class I2	3.03%	11.77%	6.83%	5.36%
Class R3[2]	2.74%	11.05%	6.17%	4.70%
Class R4[2]	2.91%	11.37%	6.49%	5.03%
Class R5[2]	3.04%	11.73%	6.81%	5.34%
Class F2	3.08%	11.83%	6.86%	5.37%
55% Russell 3000 Index/ 25% MSCI All Country World ex USA Index (Net)/ 20% Bloomberg Barclays U.S. Aggregate Bond Index	2.62%	11.02%	8.71%	6.55%
Russell 3000 Index	3.79%	13.05%	12.75%	9.13%
MSCI All Country World ex USA Index (Net)	3.47%	15.91%	5.46%	2.26%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous subadvisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 6/4/12 through 5/31/14, Wellington Management served as the sub-adviser to the Fund, using a modified investment strategy. Prior to 6/4/12, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

12

The Hartford Growth Allocation Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

55% Russell 3000 Index/ 25% MSCI All Country World ex USA Index (Net)/ 20% Bloomberg Barclays U.S. Aggregate Bond Index is calculated by HFMC.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Net	Gross
Growth Allocation Fund Class A	1.26%	1.26%
Growth Allocation Fund Class C	2.01%	2.01%
Growth Allocation Fund Class I	0.94%	0.94%
Growth Allocation Fund Class R3	1.57%	1.57%
Growth Allocation Fund Class R4	1.27%	1.27%
Growth Allocation Fund Class R5	0.97%	0.97%
Growth Allocation Fund Class F	0.86%	0.86%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the Investment Manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount invested in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage related- and asset-backed securities, and derivatives.

Asset Allocation

as of April 30, 2018 (Unaudited)

Fund Type	Percentage of Net Assets
Alternative Funds	6.2%
Domestic Equity Funds	57.7
International/Global Equity Funds	19.4
Multi-Strategy Funds	4.1
Taxable Fixed Income Funds	12.3
Short-Term Investments	0.4
Other Assets & Liabilities	(0.1)

Total	100.0%

13

Fund Performance and Summary

Hartford Moderate Allocation Fund inception 05/28/2004

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation and income.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	1.99%	8.73%	4.21%	4.01%
Class A3	-3.62%	2.75%	3.03%	3.43%
Class C2	1.58%	7.88%	3.43%	3.24%
Class C3	0.61%	6.88%	3.43%	3.24%
Class I2	2.12%	9.02%	4.53%	4.32%
Class R3[2]	1.76%	8.32%	3.85%	3.64%
Class R4[2]	1.95%	8.60%	4.15%	3.97%
Class R5[2]	2.07%	8.97%	4.47%	4.28%
Class F2	2.18%	9.09%	4.54%	4.33%
40% Bloomberg Barclays U.S. Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI All Country World ex USA Index (Net)	1.51%	8.16%	6.84%	5.88%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.87%	-0.32%	1.47%	3.57%
Russell 3000 Index	3.79%	13.05%	12.75%	9.13%
MSCI All Country World ex USA Index (Net)	3.47%	15.91%	5.46%	2.26%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous subadvisers, Hartford Investment Management Company and Wellington Management Company LLP (“Wellington Management”). For the period 6/4/12 through 11/30/15, Wellington Management served as the sub-adviser to the Fund, using a modified investment

14

Hartford Moderate Allocation Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

strategy. Prior to 6/4/12, Hartford Investment Management Company served as the sub-adviser to the Fund, using a modified investment strategy.

40% Bloomberg Barclays U.S. Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI All Country World ex USA Index (Net) is calculated by Hartford Funds Management Company, LLC.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical waivers/reimbursements without which performance would have been lower.

Operating Expenses*	Net	Gross
Moderate Allocation Fund Class A	1.21%	1.21%
Moderate Allocation Fund Class C	1.96%	1.96%
Moderate Allocation Fund Class I	0.91%	0.91%
Moderate Allocation Fund Class R3	1.55%	1.55%
Moderate Allocation Fund Class R4	1.25%	1.25%
Moderate Allocation Fund Class R5	0.95%	0.95%
Moderate Allocation Fund Class F	0.84%	0.84%

*	Expenses as shown in the Fund’s most recent prospectus. Gross and Net expenses are the same. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the Investment Manager’s allocation among those underlying funds. The Fund is subject to the risks of the underlying funds, in direct proportion to the amount it invests in each underlying fund. The underlying funds are subject to the risks of the general equity market, small- and mid-cap securities, foreign securities, emerging-market securities, fixed-income securities (which carry credit, liquidity, duration, and interest-rate risk), high-yield (“junk”) bonds, mortgage related- and asset-backed securities, and derivatives.

Asset Allocation

as of April 30, 2018 (Unaudited)

Fund Type	Percentage of Net Assets
Alternative Funds	6.4%
Domestic Equity Funds	41.9
International/Global Equity Funds	14.8
Multi-Strategy Funds	5.2
Taxable Fixed Income Funds	31.4
Short-Term Investments	0.3
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

15

Fund Performance and Summary

Hartford Multi-Asset Income Fund inception 04/30/2014

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide a high level of current income consistent with growth of capital.

Average Annual Total Returns (as of 4/30/18)

	6 Month[1]	1 Year	Since Inception[4]
Class A2	2.81%	7.34%	3.27%
Class A3	-1.82%	2.51%	2.08%
Class C2	2.36%	6.52%	2.52%
Class C3	1.36%	5.52%	2.52%
Class I2	2.77%	7.23%	3.45%
Class R3[2]	2.67%	7.15%	3.00%
Class R4[2]	2.81%	7.19%	3.24%
Class R5[2]	2.76%	7.33%	3.40%
Class Y2	2.81%	7.42%	3.51%
Class F2	2.82%	7.44%	3.48%
30% MSCI All Country World Index (Net)/ 23.4% ICE BofAML Global High Yield Constrained Index/ 23.3% S&P/LSTA Leveraged Loan Index/ 23.3% JP Morgan Emerging Markets Bond Index Plus	0.84%	6.05%	5.07%
MSCI All Country World Index (Net)	3.56%	14.16%	7.44%
ICE BofAML Global High Yield Constrained Index	0.27%	5.11%	3.86%
S&P/LSTA Leveraged Loan Index	2.39%	4.41%	3.86%
JP Morgan Emerging Markets Bond Index Plus	-3.72%	-1.47%	4.11%
30% MSCI All Country World Index (Net)/ 23.4% ICE BofAML Global High Yield Constrained Index/ 23.3% Credit Suisse Leveraged Loan Index/ 23.3% JP Morgan Emerging Markets Bond Index Plus	0.89%	6.12%	5.11%
Credit Suisse Leveraged Loan Index	2.60%	4.69%	4.02%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Inception: 04/30/2014

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Effective March 1, 2018, the Fund changed one of its benchmarks, the Credit Suisse Leveraged Loan Index, to the S&P/LSTA Leveraged Loan Index, because Hartford Funds Management Company, LLC, the investment manager, believes that the S&P/LSTA Leveraged Loan Index better reflects the Fund’s investment strategy.

30% MSCI All Country World Index (Net)/ 23.4% ICE BofAML Global High Yield Constrained Index/ 23.3% S&P/LSTA Leveraged Loan Index/ 23.3% JP Morgan

16

Hartford Multi-Asset Income Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Emerging Markets Bond Index Plus is calculated by Hartford Funds Management Company, LLC and is the Fund’s blended benchmark.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

ICE BofAML Global High Yield Constrained Index (reflects no deduction for fees, expenses or taxes) contains all securities in the ICE BofAML Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis. On October 20, 2017, the Bank of America Merrill Lynch Global High Yield Constrained Index was rebranded.

S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that is designed to measure the performance of the U.S. leverage loan market based upon market weightings, spreads and interest payments.

JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted index that tracks returns for actively traded external debt instruments in emerging markets.

30% MSCI All Country World Index (Net)/ 23.4% ICE BofAML Global High Yield Constrained Index/ 23.3% Credit Suisse Leveraged Loan Index/ 23.3% JP Morgan Emerging Markets Bond Index Plus is calculated by Hartford Funds Management Company, LLC and is the Fund’s former blended benchmark.

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Operating Expenses*	Net	Gross
Multi-Asset Income Fund Class A	1.06%	1.14%
Multi-Asset Income Fund Class C	1.81%	1.93%
Multi-Asset Income Fund Class I	0.76%	0.94%
Multi-Asset Income Fund Class R3	1.32%	1.57%
Multi-Asset Income Fund Class R4	1.02%	1.27%
Multi-Asset Income Fund Class R5	0.72%	0.97%
Multi-Asset Income Fund Class Y	0.66%	0.85%
Multi-Asset Income Fund Class F	0.60%	0.85%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or specialist portfolio managers. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Loans can be difficult to value and highly illiquid; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Investments in Equity Linked Notes (ELNs) are subject to interest, credit, management, counterparty, liquidity, and market risks, and as applicable, foreign security and currency risks. • Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. • For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Privately placed, restricted (Rule 144A) securities may be more difficult to sell and price than other securities. • Investing in an exchange-traded Fund (“ETF”) exposes the Fund to all of the risks of that ETF and, in general, subjects the Fund to a pro rata portion of the ETF’s fees and expenses.

Composition by Security Type

as of April 30, 2018

Category	Percentage of Net Assets
Equity Securities
Common Stocks	20.7%
Convertible Preferred Stocks	0.0 *
Equity Linked Securities	13.1
Escrows	0.0 *
Exchange-Traded Funds	4.8
Preferred Stocks	0.1

Total	38.7%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	1.7%
Convertible Bonds	3.2
Corporate Bonds	20.7
Foreign Government Obligations	8.5
Municipal Bonds	0.7
Senior Floating Rate Interests	17.1
U.S. Government Securities	1.1

Total	53.0%

Short-Term Investments	12.6
Purchased Options	0.4
Other Assets & Liabilities	(4.7)

Total	100.0%

*	Percentage rounds to zero.

17

Hartford Multi-Strategy Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2017 through April 30, 2018, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18

Hartford Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

The Hartford Balanced Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,012.40	$5.39		$1,000.00	$1,019.44	$5.41	1.08%	181	365
Class C	$1,000.00	$1,008.30	$8.91		$1,000.00	$1,015.92	$8.95	1.79%	181	365
Class I	$1,000.00	$1,013.60	$3.79		$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class R3	$1,000.00	$1,010.80	$6.78		$1,000.00	$1,018.05	$6.81	1.36%	181	365
Class R4	$1,000.00	$1,012.20	$5.39		$1,000.00	$1,019.44	$5.41	1.08%	181	365
Class R5	$1,000.00	$1,013.70	$3.89		$1,000.00	$1,020.93	$3.91	0.78%	181	365
Class R6(1)	$1,000.00	$1,014.10	$1.04	(2)	$1,000.00	$1,021.72	$3.11	0.62%	181	365
Class Y	$1,000.00	$1,014.00	$3.55		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class F	$1,000.00	$1,014.00	$3.40		$1,000.00	$1,021.42	$3.41	0.68%	181	365

*	Please note that while Class R6 shares commenced operations on February 28, 2018, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2017 to April 30, 2018.
(1)	Inception date of Class R6 shares was February 28, 2018.
(2)	Expenses paid during the period February 28, 2018 through April 30, 2018.

The Hartford Balanced Income Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$988.80	$4.49	$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class C	$1,000.00	$985.00	$8.17	$1,000.00	$1,016.56	$8.30	1.66%	181	365
Class I	$1,000.00	$990.00	$3.21	$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class R3	$1,000.00	$987.20	$6.16	$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$988.60	$4.68	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R5	$1,000.00	$990.00	$3.36	$1,000.00	$1,021.42	$3.41	0.68%	181	365
Class R6	$1,000.00	$990.50	$2.86	$1,000.00	$1,021.92	$2.91	0.58%	181	365
Class Y	$1,000.00	$990.20	$3.06	$1,000.00	$1,021.72	$3.11	0.62%	181	365
Class F	$1,000.00	$991.10	$2.86	$1,000.00	$1,021.92	$2.91	0.58%	181	365

19

Hartford Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

The Hartford Checks and Balances Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,015.70	$1.90	$1,000.00	$1,022.91	$1.91	0.38%	181	365
Class C	$1,000.00	$1,011.90	$5.74	$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class I	$1,000.00	$1,015.90	$0.65	$1,000.00	$1,024.15	$0.65	0.13%	181	365
Class R3	$1,000.00	$1,013.80	$3.74	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class R4	$1,000.00	$1,015.40	$2.25	$1,000.00	$1,022.56	$2.26	0.45%	181	365
Class R5	$1,000.00	$1,015.90	$0.75	$1,000.00	$1,024.05	$0.75	0.15%	181	365
Class F	$1,000.00	$1,017.30	$0.20	$1,000.00	$1,024.60	$0.20	0.04%	181	365

The Hartford Conservative Allocation Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,007.70	$2.99	$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class C	$1,000.00	$1,004.90	$6.71	$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class I	$1,000.00	$1,008.80	$1.74	$1,000.00	$1,023.06	$1.76	0.35%	181	365
Class R3	$1,000.00	$1,007.60	$4.23	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R4	$1,000.00	$1,008.50	$2.74	$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class R5	$1,000.00	$1,009.40	$1.25	$1,000.00	$1,023.56	$1.25	0.25%	181	365
Class F	$1,000.00	$1,010.30	$1.25	$1,000.00	$1,023.56	$1.25	0.25%	181	365

20

Hartford Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

The Hartford Global All-Asset Fund (consolidated)

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,001.40	$5.71		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class C	$1,000.00	$998.30	$9.41		$1,000.00	$1,015.37	$9.49	1.90%	181	365
Class I	$1,000.00	$1,003.50	$4.37		$1,000.00	$1,020.43	$4.41	0.88%	181	365
Class R3	$1,000.00	$999.40	$7.24		$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class R4	$1,000.00	$1,002.70	$5.81		$1,000.00	$1,018.99	$5.86	1.17%	181	365
Class R5	$1,000.00	$1,003.80	$4.17		$1,000.00	$1,020.63	$4.21	0.84%	181	365
Class R6(1)	$1,000.00	$993.50	$1.13	(2)	$1,000.00	$1,021.42	$3.41	0.68%	181	365
Class Y	$1,000.00	$1,003.00	$4.02		$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class F	$1,000.00	$1,004.10	$3.93		$1,000.00	$1,020.88	$3.96	0.79%	181	365

*	Please note that while Class R6 shares commenced operations on February 28, 2018, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2017 to April 30, 2018.
(1)	Inception date of Class R6 shares was February 28, 2018.
(2)	Expenses paid during the period February 28, 2018 through April 30, 2018.

The Hartford Growth Allocation Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,029.40	$2.72	$1,000.00	$1,022.12	$2.71	0.54%	181	365
Class C	$1,000.00	$1,025.40	$6.48	$1,000.00	$1,018.40	$6.46	1.29%	181	365
Class I	$1,000.00	$1,030.30	$1.16	$1,000.00	$1,023.65	$1.15	0.23%	181	365
Class R3	$1,000.00	$1,027.40	$4.32	$1,000.00	$1,020.53	$4.31	0.86%	181	365
Class R4	$1,000.00	$1,029.10	$2.82	$1,000.00	$1,022.02	$2.81	0.56%	181	365
Class R5	$1,000.00	$1,030.40	$1.31	$1,000.00	$1,023.51	$1.30	0.26%	181	365
Class F	$1,000.00	$1,030.80	$0.76	$1,000.00	$1,024.05	$0.75	0.15%	181	365

21

Hartford Multi-Strategy Funds

Expense Examples (Unaudited) – (continued)

Hartford Moderate Allocation Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,019.90	$2.65	$1,000.00	$1,022.17	$2.66	0.53%	181	365
Class C	$1,000.00	$1,015.80	$6.40	$1,000.00	$1,018.45	$6.41	1.28%	181	365
Class I	$1,000.00	$1,021.20	$1.40	$1,000.00	$1,023.41	$1.40	0.28%	181	365
Class R3	$1,000.00	$1,017.60	$4.35	$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class R4	$1,000.00	$1,019.50	$2.85	$1,000.00	$1,021.97	$2.86	0.57%	181	365
Class R5	$1,000.00	$1,020.70	$1.35	$1,000.00	$1,023.46	$1.35	0.27%	181	365
Class F	$1,000.00	$1,021.80	$0.80	$1,000.00	$1,024.00	$0.80	0.16%	181	365

Hartford Multi-Asset Income Fund

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,028.10	$4.02	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class C	$1,000.00	$1,023.60	$7.23	$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class I	$1,000.00	$1,027.70	$3.52	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class R3	$1,000.00	$1,026.70	$4.32	$1,000.00	$1,020.53	$4.31	0.86%	181	365
Class R4	$1,000.00	$1,028.10	$4.02	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R5	$1,000.00	$1,027.60	$3.67	$1,000.00	$1,021.18	$3.66	0.73%	181	365
Class Y	$1,000.00	$1,028.10	$3.17	$1,000.00	$1,021.67	$3.16	0.63%	181	365
Class F	$1,000.00	$1,028.20	$3.17	$1,000.00	$1,021.67	$3.16	0.63%	181	365

22

The Hartford Balanced Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.9%
	Banks - 6.7%
485,340	Bank of America Corp.	$14,521,373
195,390	Citigroup, Inc.	13,339,276
157,740	JP Morgan Chase & Co.	17,158,957
56,830	PNC Financial Services Group, Inc.	8,275,016
189,150	Wells Fargo & Co.	9,828,234

		63,122,856

	Capital Goods - 4.5%
30,790	3M Co.	5,985,268
54,900	Caterpillar, Inc.	7,925,364
108,831	Eaton Corp. plc	8,165,590
113,220	Fortune Brands Home & Security, Inc.	6,192,002
77,680	Ingersoll-Rand plc	6,516,575
67,870	United Technologies Corp.	8,154,581

		42,939,380

	Commercial & Professional Services - 0.6%
47,730	Dun & Bradstreet Corp.	5,503,746

	Consumer Durables & Apparel - 1.8%
120,780	Newell Brands, Inc.	3,337,151
109,140	NIKE, Inc. Class B	7,464,085
201,080	PulteGroup, Inc.	6,104,789

		16,906,025

	Consumer Services - 1.5%
115,583	Hilton Worldwide Holdings, Inc.	9,112,564
103,120	Norwegian Cruise Line Holdings Ltd.*	5,513,826

		14,626,390

	Diversified Financials - 1.3%
231,900	Invesco Ltd.	6,718,143
340,600	UBS Group AG*	5,716,934

		12,435,077

	Energy - 4.4%
95,560	Chevron Corp.	11,955,512
61,950	EOG Resources, Inc.	7,320,631
65,970	Exxon Mobil Corp.	5,129,168
124,600	Halliburton Co.	6,602,554
28,670	Pioneer Natural Resources Co.	5,778,438
139,100	Suncor Energy, Inc.	5,317,793

		42,104,096

	Food, Beverage & Tobacco - 2.7%
131,152	British American Tobacco plc	7,193,356
67,680	Kraft Heinz Co.	3,815,798
144,417	Mondelez International, Inc. Class A	5,704,472
101,740	Philip Morris International, Inc.	8,342,680

		25,056,306

	Health Care Equipment & Services - 4.4%
172,260	Boston Scientific Corp.*	4,947,307
168,310	Koninklijke Philips N.V.	7,123,924
135,092	Medtronic plc	10,824,922
58,560	UnitedHealth Group, Inc.	13,843,584
45,700	Universal Health Services, Inc. Class B	5,218,940

		41,958,677

	Household & Personal Products - 0.7%
116,520	Unilever N.V.	6,655,622

	Insurance - 2.7%
164,190	American International Group, Inc.	9,194,640
99,470	Marsh & McLennan Cos., Inc.	8,106,805

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.9% - (continued)
	Insurance - 2.7% - (continued)
84,463	Unum Group	$4,086,320
81,310	XL Group Ltd.	4,520,023

		25,907,788

	Materials - 1.9%
176,370	DowDuPont, Inc.	11,153,639
133,660	International Paper Co.	6,891,509

		18,045,148

	Media - 1.8%
303,550	Comcast Corp. Class A	9,528,434
259,100	Viacom, Inc. Class B	7,814,456

		17,342,890

	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
50,610	Allergan plc	7,776,226
211,520	AstraZeneca plc ADR	7,515,306
181,600	Bristol-Myers Squibb Co.	9,466,808
62,870	Eisai Co., Ltd.	4,216,629
118,600	Eli Lilly & Co.	9,614,902
32,180	Nektar Therapeutics*	2,692,179
75,530	Novartis AG	5,813,868
28,394	Roche Holding AG	6,308,788
30,990	Vertex Pharmaceuticals, Inc.*	4,746,428

		58,151,134

	Real Estate - 1.0%
312,343	Park Hotels & Resorts, Inc. REIT	8,989,232

	Retailing - 4.0%
2,006,600	Allstar Co.*(1)(2)(3)(4)	240,792
3,250	Booking Holdings, Inc.*	7,078,500
72,930	Home Depot, Inc.	13,477,464
260,090	Qurate Retail Group, Inc.*	6,088,707
121,600	TJX Cos., Inc.	10,317,760
13,296	Tory Burch LLC*(1)(2)(3)(4)	730,615

		37,933,838

	Semiconductors & Semiconductor Equipment - 4.2%
84,240	Analog Devices, Inc.	7,358,364
27,040	Broadcom, Inc.	6,203,517
189,670	Intel Corp.	9,790,765
107,310	Maxim Integrated Products, Inc.	5,848,395
210,580	QUALCOMM, Inc.	10,741,686

		39,942,727

	Software & Services - 8.4%
27,067	Alphabet, Inc. Class C*	27,536,071
100,280	Cognizant Technology Solutions Corp. Class A	8,204,910
100,120	Facebook, Inc. Class A*	17,220,640
281,430	Microsoft Corp.	26,319,333

		79,280,954

	Technology Hardware & Equipment - 4.3%
37,760	Apple, Inc.	6,240,218
394,000	Cisco Systems, Inc.	17,450,260
121,920	NetApp, Inc.	8,117,434
1,410,470	Nokia Oyj	8,463,121

		40,271,033

	Transportation - 1.2%
84,130	Union Pacific Corp.	11,242,292

The accompanying notes are an integral part of these financial statements.

23

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 65.9% - (continued)
		Utilities - 1.7%
	95,280	NextEra Energy, Inc.	$15,617,345

		Total Common Stocks (cost $482,588,413)	$624,032,556

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.0%
		Asset-Backed-Automobile - 0.9%
		AmeriCredit Automobile Receivables Trust
$	65,632	1.51%, 05/18/2020	$65,447
	124,045	1.65%, 09/18/2020	123,546
		ARI Fleet Lease Trust
	119,833	1.91%, 04/15/2026(4)	118,977
	260,000	2.55%, 10/15/2026(4)	258,820
	260,000	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(4)	257,587
		Chesapeake Funding LLC
	487,476	1.91%, 08/15/2029(4)	481,835
	344,391	1 mo. USD LIBOR + 0.450%, 2.35%, 05/15/2029(4)(5)	344,385
	409,247	1 mo. USD LIBOR + 1.000%, 2.90%, 06/15/2028(4)(5)	410,437
		Enterprise Fleet Financing LLC
	325,000	1.97%, 01/20/2023(4)	322,408
	430,000	2.13%, 05/22/2023(4)	425,304
		First Investors Auto Owner Trust
	59,619	1.69%, 04/15/2021(4)	59,345
	105,479	1.86%, 10/15/2021(4)	104,869
	350,049	2.00%, 03/15/2022(4)	347,666
	108,824	2.39%, 11/16/2020(4)	108,735
	890,000	Hyundai Auto Lease Securitization Trust 2.55%, 08/17/2020(4)	887,872
	515,000	Mercedes-Benz Master Owner Trust 1 mo. USD LIBOR + 0.300%, 2.20%, 05/16/2021(4)(5)	515,510
	260,000	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(4)	258,057
	7,968	Santander Drive Auto Receivables Trust 2.33%, 11/15/2019	7,966
		Securitized Term Auto Receivables Trust
	448,068	1.52%, 03/25/2020(4)	445,479
	415,000	1.89%, 08/25/2020(4)	412,095
	215,000	2.04%, 04/26/2021(4)	211,793
		United Auto Credit Securitization Trust
	114,946	1.89%, 05/10/2019(4)	114,871
	580,000	2.40%, 11/12/2019(4)	578,737
		Westlake Automobile Receivables Trust
	132,077	1.78%, 04/15/2020(4)	131,836
	975,000	2.24%, 12/15/2020(4)	971,270
	280,000	Wheels SPV LLC 1.88%, 04/20/2026(4)	277,222

			8,242,069

		Asset-Backed - Credit Card - 0.2%
	800,000	CARDS Trust 1 mo. USD LIBOR + 0.700%, 2.60%, 07/15/2021(4)(5)	800,951
	1,285,000	Trillium Credit Card Trust 1 mo. USD LIBOR + 0.720%, 2.62%, 05/26/2021(4)(5)	1,285,624

			2,086,575

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.0% - (continued)
		Asset-Backed - Finance & Insurance - 2.0%
$	1,049,230	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(4)(6)	$1,029,134
	1,345,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 3.65%, 01/16/2030(4)(5)	1,346,833
	536,935	Bayview Koitere Fund Trust 3.50%, 07/28/2057(4)(6)	537,084
		Bayview Opportunity Master Fund Trust
	261,131	3.50%, 01/28/2055(4)(6)	261,609
	351,408	3.50%, 06/28/2057(4)(6)	352,847
	239,262	4.00%, 11/28/2053(4)(6)	242,531
	295,219	4.00%, 10/28/2064(4)(6)	298,564
	650,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.600%, 3.95%, 10/15/2026(4)(5)	649,542
		Ford Credit Floorplan Master Owner Trust
	990,000	1.75%, 07/15/2021	976,452
	100,000	2.09%, 03/15/2022(4)	98,409
		GreatAmerica Leasing Receivables Funding LLC
	330,000	2.36%, 01/20/2023(4)	325,539
	190,000	2.60%, 06/15/2021(4)	188,466
	160,000	2.83%, 06/17/2024(4)	158,316
		KKR CLO Ltd.
	1,055,000	3 mo. USD LIBOR + 1.340%, 3.69%, 04/15/2029(4)(5)	1,061,369
	605,000	3 mo. USD LIBOR + 1.490%, 3.85%, 01/20/2029(4)(5)	608,598
		Madison Park Funding Ltd.
	855,000	3.09%, 04/15/2029(4)(6)	847,909
	1,300,000	3 mo. USD LIBOR + 1.120%, 3.48%, 07/20/2026(4)(5)	1,301,013
	1,090,000	Magnetite VII Ltd. 3 mo. USD LIBOR + 0.800%, 3.15%, 01/15/2028(4)(5)	1,086,506
		MMAF Equipment Finance LLC
	12,197	1.39%, 12/17/2018(4)	12,191
	146,803	1.73%, 05/18/2020(4)	146,270
	240,000	2.21%, 10/17/2022(4)	235,064
	295,000	2.21%, 12/15/2032(4)	282,605
		Nationstar HECM Loan Trust
	107,161	1.97%, 05/25/2027(4)	106,441
	131,619	2.04%, 09/25/2027(4)(6)	131,041
	242,703	2.76%, 02/25/2028(4)(6)	242,703
	1,295,000	Oaktree EIF Ltd. 3 mo. USD LIBOR + 1.150%, 2.99%, 11/15/2025(4)(5)	1,294,649
	885,000	Octagon Loan Funding Ltd. 3 mo. USD LIBOR + 1.140%, 3.03%, 11/18/2026(4)(5)	884,653
		OneMain Financial Issuance Trust
	136,000	2.37%, 09/14/2032(4)	133,440
	120,000	3.66%, 02/20/2029(4)	121,078
	205,695	4.10%, 03/20/2028(4)	206,983
	310,000	SBA Tower Trust 2.90%, 10/15/2044(4)	310,052
	500,000	SoFi Consumer Loan Program LLC 2.93%, 04/26/2027(4)	500,322
		Springleaf Funding Trust
	330,000	2.90%, 11/15/2029(4)	328,067
	306,434	3.16%, 11/15/2024(4)	306,351
	170,000	3.48%, 05/15/2028(4)	169,994
	600,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(4)	598,875

The accompanying notes are an integral part of these financial statements.

24

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.0% - (continued)
		Asset-Backed -Finance & Insurance - 2.0% - (continued)
		Towd Point Mortgage Trust
$	398,206	2.75%, 10/25/2056(4)(6)	$392,188
	144,305	2.75%, 04/25/2057(4)(6)	142,203
	462,067	2.75%, 06/25/2057(4)(6)	453,584
	174,422	3.00%, 01/25/2058(4)(6)	172,448
	329,450	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(4)	329,076
	190,000	Volvo Financial Equipment LLC 1.92%, 03/15/2021(4)	187,982

			19,058,981

		Commercial Mortgage - Backed Securities - 0.6%
	365,000	CD Commercial Mortgage Trust 3.51%, 05/10/2050(6)	359,761
	95,000	Citigroup Commercial Mortgage Trust 3.82%, 11/10/2048	96,087
	525,000	Commercial Mortgage Trust 3.18%, 02/10/2048	512,021
		CSAIL Commercial Mortgage Trust
	950,000	3.50%, 06/15/2057	941,348
	1,000,000	3.51%, 04/15/2050	994,387
	785,000	CSMC Trust 2.76%, 04/05/2033(4)	772,864
		FREMF Mortgage Trust
	95,000	3.27%, 04/25/2046(4)(6)	94,978
	150,000	3.48%, 05/25/2045(4)(6)	150,475
	215,000	5.69%, 04/25/2020(4)(6)	224,117
	210,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 01/15/2049	213,352
	523	LB-UBS Commercial Mortgage Trust 6.32%, 04/15/2041(6)	530
	900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	883,207
	400,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(4)(6)	382,189

			5,625,316

		Whole Loan Collateral CMO - 0.3%
	214,016	Angel Oak Mortgage Trust LLC 2.71%, 11/25/2047(4)(6)	212,505
	418,854	COLT Mortgage Loan Trust 2.93%, 02/25/2048(4)(6)	418,824
		Deephaven Residential Mortgage Trust
	240,758	2.45%, 06/25/2047(4)(6)	234,682
	235,887	2.58%, 10/25/2047(4)(6)	233,320
	96,429	2.73%, 12/26/2046(4)(6)	94,747
	372,532	2.98%, 12/25/2057(4)(6)	372,517
	204,860	Finance of America Structured Securities Trust 2.32%, 11/25/2027(4)(6)	204,431
	331,233	MetLife Securitization Trust 3.00%, 04/25/2055(4)(6)	325,400
		Mill City Mortgage Loan Trust
	120,789	2.50%, 04/25/2057(4)(6)	118,407
	391,567	2.75%, 01/25/2061(4)(6)	384,982
	435,626	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(4)(6)	439,351
	276,109	Towd Point Mortgage Trust 2.25%, 04/25/2056(4)(6)	270,695

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 4.0% - (continued)
		Whole Loan Collateral CMO - 0.3% - (continued)
$	90,000	Wells Fargo Commercial Mortgage Trust 3.84%, 09/15/2058	$91,035

			3,400,896

		Total Asset & Commercial Mortgage Backed Securities (cost $38,960,667)	$38,413,837

CORPORATE BONDS - 17.0%
		Aerospace/Defense - 0.1%
$	600,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(4)	$595,073
		Lockheed Martin Corp.
	115,000	2.50%, 11/23/2020	113,642
	400,000	4.07%, 12/15/2042	386,924
	140,000	4.50%, 05/15/2036	145,565
	135,000	4.85%, 09/15/2041	143,741

			1,384,945

		Agriculture - 0.5%
		Altria Group, Inc.
	140,000	4.50%, 05/02/2043	136,193
	420,000	4.75%, 05/05/2021	438,591
	1,235,000	BAT Capital Corp. 3.56%, 08/15/2027(4)	1,155,460
		BAT International Finance plc
	160,000	2.75%, 06/15/2020(4)	158,275
	565,000	3.25%, 06/07/2022(4)	555,676
	65,000	3.50%, 06/15/2022(4)	64,456
	375,000	Cargill, Inc. 4.76%, 11/23/2045(4)	415,792
	1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(4)	1,251,039
		Philip Morris International, Inc.
	300,000	2.63%, 03/06/2023	288,219
	80,000	4.88%, 11/15/2043	84,207

			4,547,908

		Airlines - 0.1%
	529,523	Continental Airlines, Inc. 5.98%, 10/19/2023	563,730
	390,493	Southwest Airlines Co. 6.15%, 02/01/2024	416,956

			980,686

		Auto Manufacturers - 0.5%
		Daimler Finance North America LLC
	600,000	2.20%, 05/05/2020(4)	588,405
	580,000	2.30%, 02/12/2021(4)	564,641
	205,000	Ford Motor Co. 4.35%, 12/08/2026	201,169
	1,675,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	1,597,424
		General Motors Financial Co., Inc.
	1,375,000	3.70%, 05/09/2023	1,353,298
	335,000	3.95%, 04/13/2024	328,789

			4,633,726

		Beverages - 0.2%
		Anheuser-Busch InBev Finance, Inc.
	370,000	3.65%, 02/01/2026	361,749

The accompanying notes are an integral part of these financial statements.

25

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Beverages - 0.2% - (continued)
$	105,000	4.70%, 02/01/2036	$108,154
	270,000	4.90%, 02/01/2046	280,113
		Anheuser-Busch InBev Worldwide, Inc.
	540,000	3.50%, 01/12/2024	537,367
	115,000	3.75%, 07/15/2042	102,527
	105,000	4.38%, 04/15/2038	103,761
		Coca-Cola Femsa S.A.B. de C.V.
	100,000	2.38%, 11/26/2018	99,972
	250,000	3.88%, 11/26/2023	252,315
	85,000	Constellation Brands, Inc. 2.70%, 05/09/2022	82,072
		Molson Coors Brewing Co.
	180,000	3.50%, 05/01/2022	179,214
	40,000	5.00%, 05/01/2042	41,095

			2,148,339

		Biotechnology - 0.3%
	1,425,000	Amgen, Inc. 2.65%, 05/11/2022	1,381,793
	320,000	Biogen, Inc. 2.90%, 09/15/2020	318,480
		Celgene Corp.
	55,000	2.25%, 05/15/2019	54,653
	180,000	3.55%, 08/15/2022	179,231
	375,000	3.63%, 05/15/2024	366,681
		Gilead Sciences, Inc.
	120,000	2.55%, 09/01/2020	119,090
	195,000	3.70%, 04/01/2024	196,582

			2,616,510

		Chemicals - 0.2%
	370,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	377,862
	425,000	LYB International Finance B.V. 3.50%, 03/02/2027	402,993
	800,000	Nutrien Ltd. 3.15%, 10/01/2022	782,054

			1,562,909

		Commercial Banks - 4.7%
		Banco Santander S.A.
	400,000	3.13%, 02/23/2023	384,188
	400,000	3.85%, 04/12/2023	396,938
		Bank of America Corp.
	740,000	2.63%, 10/19/2020	731,183
	1,181,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(4)(5)	1,109,031
	450,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(5)	428,693
	635,000	4.00%, 04/01/2024	643,186
	750,000	4.20%, 08/26/2024	751,335
		Bank of New York Mellon Corp.
	440,000	2.15%, 02/24/2020	434,186
	200,000	3.00%, 02/24/2025	191,469
	700,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(4)	691,281
	815,000	Barclays plc 3.20%, 08/10/2021	804,003
		BNP Paribas S.A.
	425,000	2.40%, 12/12/2018	425,393
	390,000	2.95%, 05/23/2022(4)	379,123
	405,000	3.38%, 01/09/2025(4)	387,692

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Commercial Banks - 4.7% - (continued)
$	935,000	3.50%, 11/16/2027(4)	$880,920
		BPCE S.A.
	375,000	2.50%, 12/10/2018	374,768
	250,000	3.00%, 05/22/2022(4)	243,210
	800,000	3.50%, 10/23/2027(4)	747,854
	725,000	5.15%, 07/21/2024(4)	749,718
	575,000	5.70%, 10/22/2023(4)	611,159
		Capital One Financial Corp.
	615,000	3.75%, 04/24/2024	604,150
	165,000	4.20%, 10/29/2025	161,186
		Citigroup, Inc.
	255,000	2.50%, 07/29/2019	253,920
	1,000,000	3 mo. USD LIBOR + 0.950%, 2.88%, 07/24/2023(5)	967,262
	170,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(5)	160,350
	925,000	4.45%, 09/29/2027	919,861
	108,000	5.30%, 05/06/2044	115,030
	59,000	8.13%, 07/15/2039	85,451
	500,000	Citizens Bank NA 2.55%, 05/13/2021	489,203
	675,000	Compass Bank 2.75%, 09/29/2019	671,480
		Credit Agricole S.A.
	360,000	3.25%, 10/04/2024(4)	342,237
	250,000	3.75%, 04/24/2023(4)	247,962
	500,000	4.38%, 03/17/2025(4)	492,572
		Credit Suisse AG
	250,000	2.30%, 05/28/2019	248,869
	335,000	3.63%, 09/09/2024	332,010
		Credit Suisse Group AG
	850,000	3.57%, 01/09/2023(4)	838,348
	250,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(4)(5)	237,475
	950,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	949,982
		Deutsche Bank AG
	700,000	2.70%, 07/13/2020	686,466
	425,000	3.15%, 01/22/2021	417,425
	670,000	4.25%, 10/14/2021	675,420
	250,000	Discover Bank 3.10%, 06/04/2020	248,742
	450,000	Fifth Third Bancorp 2.88%, 10/01/2021	443,670
		Goldman Sachs Group, Inc.
	530,000	3 mo. USD LIBOR + 1.201%, 3.27%, 09/29/2025(5)	504,059
	1,325,000	4.25%, 10/21/2025	1,311,999
	470,000	6.25%, 02/01/2041	567,135
		HSBC Holdings plc
	290,000	3.40%, 03/08/2021	290,782
	1,755,000	3.60%, 05/25/2023	1,751,851
	200,000	3 mo. USD LIBOR + 1.546%, 4.04%, 03/13/2028(5)	196,557
		Huntington National Bank
	535,000	2.20%, 11/06/2018	534,021
	580,000	2.40%, 04/01/2020	572,124
	720,000	ING Groep N.V. 3.95%, 03/29/2027	708,447
		JP Morgan Chase & Co.
	650,000	3.25%, 09/23/2022	643,459

The accompanying notes are an integral part of these financial statements.

26

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Commercial Banks - 4.7% - (continued)
$	180,000	3.38%, 05/01/2023	$176,251
	230,000	5.40%, 01/06/2042	261,846
	100,000	6.30%, 04/23/2019	103,526
	550,000	Korea Development Bank 2.50%, 03/11/2020	541,774
	100,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(4)	98,657
	920,000	Macquarie Group Ltd. 4.15%, 03/27/2024(4)(6)	916,006
		Morgan Stanley
	425,000	2.50%, 01/24/2019	424,767
	320,000	3.13%, 07/27/2026	297,948
	550,000	3.63%, 01/20/2027	530,457
	875,000	3.70%, 10/23/2024	863,763
	575,000	4.10%, 05/22/2023	578,809
	550,000	5.75%, 01/25/2021	584,679
	125,000	National City Corp. 6.88%, 05/15/2019	130,142
	1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(4)	1,714,045
	625,000	PNC Bank NA 3.10%, 10/25/2027	588,809
		Santander Holdings USA, Inc.
	205,000	3.40%, 01/18/2023	198,625
	1,095,000	3.70%, 03/28/2022	1,085,373
		Santander UK plc
	640,000	2.50%, 03/14/2019	638,590
	625,000	5.00%, 11/07/2023(4)	641,547
	575,000	Skandinaviska Enskilda Banken AB 2.45%, 05/27/2020(4)	566,484
	615,000	Societe Generale S.A. 3.25%, 01/12/2022(4)	605,542
	200,000	SunTrust Bank 3.30%, 05/15/2026	189,302
	165,000	U.S. Bancorp 3.70%, 01/30/2024	166,440
	540,000	UBS AG 2.20%, 06/08/2020(4)	528,681
		UBS Group Funding Switzerland AG
	785,000	2.95%, 09/24/2020(4)	777,690
	550,000	3.00%, 04/15/2021(4)	542,758
	1,794,000	Wells Fargo & Co. 4.48%, 01/16/2024	1,823,740

			44,611,086

		Commercial Services - 0.3%
		Catholic Health Initiatives
	155,000	2.60%, 08/01/2018	155,039
	597,000	2.95%, 11/01/2022	576,010
	70,000	4.35%, 11/01/2042	64,056
		ERAC USA Finance LLC
	140,000	2.35%, 10/15/2019(4)	138,509
	510,000	4.50%, 08/16/2021(4)	526,309
	550,000	5.63%, 03/15/2042(4)	611,926
	730,000	Total System Services, Inc. 3.80%, 04/01/2021	733,402

			2,805,251

		Diversified Financial Services - 0.3%
		Capital One Bank USA NA
	345,000	2.15%, 11/21/2018	344,210

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Diversified Financial Services - 0.3% - (continued)
$	700,000	3.38%, 02/15/2023	$679,339
	575,000	CDP Financial, Inc. 4.40%, 11/25/2019(4)	588,223
	655,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(4)	653,364
		Synchrony Financial
	130,000	2.60%, 01/15/2019	129,772
	490,000	2.70%, 02/03/2020	483,915
	400,000	3.00%, 08/15/2019	399,094

			3,277,917

		Electric - 1.9%
	1,410,000	American Electric Power Co., Inc. 3.20%, 11/13/2027	1,322,009
	335,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	346,428
	1,230,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(4)	1,163,748
		Dominion Energy, Inc.
	559,000	3.63%, 12/01/2024	549,940
	510,000	4.10%, 04/01/2021(7)	517,579
	320,000	Dominion Energy, Inc. 2.96%, 07/01/2019(7)	319,100
	275,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	343,330
		Duke Energy Corp.
	105,000	2.65%, 09/01/2026	95,168
	550,000	3.05%, 08/15/2022	539,651
		Electricite de France S.A.
	85,000	4.88%, 01/22/2044(4)	88,147
	525,000	10 year USD Swap + 3.041%, 5.63%, 01/22/2024(4)(5)(8)	525,656
	110,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	107,149
	190,000	Entergy Corp. 2.95%, 09/01/2026	174,584
	360,000	Eversource Energy 2.90%, 10/01/2024	342,356
	505,000	Fortis, Inc. 3.06%, 10/04/2026	463,198
	325,000	Georgia Power Co. 5.95%, 02/01/2039	394,432
	425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(4)	542,594
	205,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(4)	187,063
	555,000	NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/2027	533,231
	550,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	591,063
		Oncor Electric Delivery Co. LLC
	115,000	2.95%, 04/01/2025	110,170
	340,000	4.10%, 06/01/2022	348,542
		Pacific Gas & Electric Co.
	135,000	3.85%, 11/15/2023	134,991
	17,000	4.30%, 03/15/2045	16,123
	20,000	4.75%, 02/15/2044	20,212
	380,000	5.13%, 11/15/2043	402,022
	475,000	5.40%, 01/15/2040	523,999
	346,000	5.80%, 03/01/2037	393,303
	100,000	6.05%, 03/01/2034	117,478

The accompanying notes are an integral part of these financial statements.

27

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Electric - 1.9% - (continued)
$	15,000	6.25%, 03/01/2039	$18,181
	20,000	6.35%, 02/15/2038	24,081
		SCANA Corp.
	631,000	4.13%, 02/01/2022	621,828
	1,085,000	4.75%, 05/15/2021	1,099,292
	1,110,000	6.25%, 04/01/2020	1,151,701
		South Carolina Electric & Gas Co.
	50,000	4.35%, 02/01/2042	47,736
	105,000	4.60%, 06/15/2043	104,536
	370,000	6.05%, 01/15/2038	427,682
	750,000	Southern California Edison Co. 5.55%, 01/15/2037	886,672
		Southern Co.
	575,000	2.75%, 06/15/2020	569,721
	605,000	2.95%, 07/01/2023	583,074
		State Grid Overseas Investment Ltd.
	380,000	2.75%, 05/07/2019(4)	378,662
	520,000	2.75%, 05/04/2022(4)	503,338
	520,000	3.50%, 05/04/2027(4)	495,439

			18,125,209

		Engineering & Construction - 0.1%
	505,000	Mexico City Airport Trust 5.50%, 07/31/2047(4)	448,819
		SBA Tower Trust
	355,000	2.88%, 07/10/2046(4)	348,429
	300,000	3.45%, 03/15/2048(4)	297,686

			1,094,934

		Food - 0.4%
		Kraft Heinz Foods Co.
	840,000	3.00%, 06/01/2026	762,576
	485,000	3.50%, 07/15/2022	481,112
	520,000	4.38%, 06/01/2046	467,856
		Kroger Co.
	125,000	3.30%, 01/15/2021	125,111
	525,000	3.85%, 08/01/2023	525,745
	780,000	4.00%, 02/01/2024	783,042
	510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(4)	484,500

			3,629,942

		Forest Products & Paper - 0.1%
	750,000	International Paper Co. 3.65%, 06/15/2024	738,084

		Gas - 0.1%
	125,000	Boston Gas Co. 3.15%, 08/01/2027(4)	118,764
	359,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	368,492
	560,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(4)	516,379

			1,003,635

		Healthcare-Products - 0.1%
		Medtronic, Inc.
	110,000	2.50%, 03/15/2020	109,330
	405,000	3.15%, 03/15/2022	404,086
	245,000	3.50%, 03/15/2025	242,573
	65,000	3.63%, 03/15/2024	65,208
	43,000	4.38%, 03/15/2035	44,576

			865,773

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Healthcare-Services - 0.7%
$	495,000	Aetna, Inc. 2.80%, 06/15/2023	$472,581
		Anthem, Inc.
	631,000	3.30%, 01/15/2023	620,693
	130,000	4.10%, 03/01/2028	127,467
	175,000	4.38%, 12/01/2047	164,103
	225,000	4.65%, 08/15/2044	222,041
	40,000	Ascension Health 4.85%, 11/15/2053	45,105
	305,000	Catholic Health Initiatives 4.20%, 08/01/2023	309,642
		Dignity Health
	35,000	2.64%, 11/01/2019	34,753
	214,000	3.81%, 11/01/2024	211,886
	552,000	4.50%, 11/01/2042	523,906
	715,000	Humana, Inc. 2.90%, 12/15/2022	694,955
	120,000	Kaiser Foundation Hospitals 3.50%, 04/01/2022	120,802
	120,000	Memorial Sloan-Kettering Cancer Center 4.20%, 07/01/2055	121,154
	805,000	Mercy Health 3.56%, 08/01/2027	780,436
		Orlando Health OBL Group
	160,000	3.78%, 10/01/2028	158,169
	45,000	4.09%, 10/01/2048	44,190
	185,000	Providence St Joseph Health Obligated Group 3.93%, 10/01/2048	175,854
	720,000	SSM Health Care Corp. 3.82%, 06/01/2027	713,955
	125,000	Stanford Health Care 3.80%, 11/15/2048	120,824
		UnitedHealth Group, Inc.
	220,000	3.35%, 07/15/2022	220,314
	340,000	3.75%, 07/15/2025	339,944

			6,222,774

		Household Products - 0.1%
	784,344	Procter & Gamble Co. 9.36%, 01/01/2021	850,344

		Insurance - 0.4%
	415,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	404,471
		Chubb INA Holdings, Inc.
	120,000	2.30%, 11/03/2020	117,824
	185,000	3.35%, 05/15/2024	182,645
	115,000	Five Corners Funding Trust 4.42%, 11/15/2023(4)	118,802
	515,000	Jackson National Life Global Funding 3.25%, 01/30/2024(4)	504,091
	100,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(4)	101,416
	165,000	Loews Corp. 2.63%, 05/15/2023	158,191
		MetLife, Inc.
	485,000	3.60%, 04/10/2024	485,208
	160,000	4.88%, 11/13/2043	169,544
		Prudential Financial, Inc.
	200,000	3.50%, 05/15/2024	199,331
	300,000	4.50%, 11/15/2020	309,769

The accompanying notes are an integral part of these financial statements.

28

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Insurance - 0.4% - (continued)
$	100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(4)	$107,324
	645,000	Trinity Acquisition plc 4.40%, 03/15/2026	645,773

			3,504,389

		Internet - 0.3%
		Alibaba Group Holding Ltd.
	370,000	3.40%, 12/06/2027	348,351
	1,030,000	3.60%, 11/28/2024	1,012,897
		Amazon.com, Inc.
	285,000	2.50%, 11/29/2022	276,714
	240,000	2.80%, 08/22/2024(4)	230,989
	195,000	4.25%, 08/22/2057(4)	193,142
	530,000	4.80%, 12/05/2034	584,457
	100,000	4.95%, 12/05/2044	112,923
	445,000	Tencent Holdings Ltd. 3.60%, 01/19/2028(4)	422,883

			3,182,356

		IT Services - 0.1%
		Apple, Inc.
	25,000	2.45%, 08/04/2026	22,957
	300,000	2.85%, 05/06/2021	299,154
	225,000	3.00%, 02/09/2024	220,210
	170,000	3.25%, 02/23/2026	165,788
	270,000	3.45%, 05/06/2024	269,750
	35,000	4.45%, 05/06/2044	36,405

			1,014,264

		Lodging - 0.0%
	450,000	Marriott International, Inc. 2.88%, 03/01/2021	445,548

		Machinery-Construction & Mining - 0.1%
	400,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	394,442
	170,000	Caterpillar, Inc. 3.40%, 05/15/2024	168,802

			563,244

		Media - 0.7%
		21st Century Fox America, Inc.
	180,000	4.00%, 10/01/2023	182,891
	220,000	4.50%, 02/15/2021	227,110
	300,000	4.75%, 09/15/2044	318,146
		Charter Communications Operating LLC / Charter Communications Operating Capital
	210,000	5.38%, 05/01/2047	197,680
	65,000	6.48%, 10/23/2045	69,672
		Comcast Corp.
	450,000	3.13%, 07/15/2022	446,915
	158,000	4.05%, 11/01/2052	143,884
	450,000	4.40%, 08/15/2035	453,666
	34,000	6.40%, 05/15/2038	42,678
		Cox Communications, Inc.
	35,000	4.60%, 08/15/2047(4)	32,935
	920,000	4.80%, 02/01/2035(4)	903,570
		Sky plc
	200,000	2.63%, 09/16/2019(4)	198,883
	920,000	3.75%, 09/16/2024(4)	919,442

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Media - 0.7% - (continued)
		Time Warner Cable LLC
$	80,000	6.55%, 05/01/2037	$88,334
	60,000	7.30%, 07/01/2038	70,551
	106,000	8.25%, 04/01/2019	111,065
	5,000	8.75%, 02/14/2019	5,220
	30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	35,332
	950,000	Time Warner, Inc. 3.60%, 07/15/2025	918,358
		Viacom, Inc.
	145,000	3.88%, 12/15/2021	146,410
	875,000	4.25%, 09/01/2023	879,837

			6,392,579

		Mining - 0.1%
	725,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(4)	731,155

		Miscellaneous Manufacturing - 0.1%
	280,000	Pentair Finance S.a.r.l. 2.90%, 09/15/2018	280,171
	850,000	Siemens Financieringsmaatschappij N.V. 3.13%, 03/16/2024(4)	831,142

			1,111,313

		Oil & Gas - 0.9%
	495,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	512,761
	450,000	BG Energy Capital plc 4.00%, 10/15/2021(4)	458,496
		BP Capital Markets plc
	130,000	3.25%, 05/06/2022	129,686
	570,000	3.81%, 02/10/2024	577,134
	25,000	3.99%, 09/26/2023	25,656
	575,000	4.75%, 03/10/2019	585,337
		ConocoPhillips Co.
	215,000	3.35%, 05/15/2025	210,366
	15,000	4.30%, 11/15/2044	15,505
	40,000	4.95%, 03/15/2026	43,154
	265,000	Marathon Oil Corp. 2.70%, 06/01/2020	261,091
	360,000	Noble Energy, Inc. 4.15%, 12/15/2021	365,989
		Petroleos Mexicanos
	80,000	5.38%, 03/13/2022	82,824
	1,300,000	5.50%, 01/21/2021	1,341,600
	75,000	6.35%, 02/12/2048(4)	68,775
	1,100,000	6.75%, 09/21/2047	1,061,940
	755,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	808,582
		Shell International Finance B.V.
	190,000	3.25%, 05/11/2025	186,911
	200,000	4.38%, 03/25/2020	205,785
	890,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(4)	875,006
		Statoil ASA
	70,000	2.25%, 11/08/2019	69,391
	30,000	2.45%, 01/17/2023	28,850
	30,000	2.65%, 01/15/2024	28,808
	95,000	2.75%, 11/10/2021	93,936
	355,000	2.90%, 11/08/2020	354,999
	35,000	3.25%, 11/10/2024	34,418
	5,000	3.70%, 03/01/2024	5,064

The accompanying notes are an integral part of these financial statements.

29

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Oil & Gas - 0.9% - (continued)
$	325,000	Total Capital International S.A. 2.70%, 01/25/2023	$314,814

			8,746,878

		Oil & Gas Services - 0.0%
	250,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(4)	248,615

		Pharmaceuticals - 1.1%
	775,000	AbbVie, Inc. 1.80%, 05/14/2018	774,876
		Allergan Funding SCS
	300,000	3.00%, 03/12/2020	297,970
	450,000	3.45%, 03/15/2022	442,469
	975,000	3.80%, 03/15/2025	937,012
	340,000	4.55%, 03/15/2035	320,184
	125,000	4.85%, 06/15/2044	120,204
		Allergan Sales LLC
	121,000	4.88%, 02/15/2021(4)	124,785
	225,000	5.00%, 12/15/2021(4)	233,285
		Cardinal Health, Inc.
	195,000	2.40%, 11/15/2019	192,936
	230,000	3.08%, 06/15/2024	217,681
	730,000	3.50%, 11/15/2024	706,696
	200,000	4.50%, 11/15/2044	192,016
	1,035,000	CVS Health Corp. 4.10%, 03/25/2025	1,031,276
	705,000	EMD Finance LLC 2.95%, 03/19/2022(4)	691,048
	315,000	Express Scripts Holding Co. 2.25%, 06/15/2019	312,484
		McKesson Corp.
	25,000	2.85%, 03/15/2023	23,978
	535,000	3.80%, 03/15/2024	531,228
		Merck & Co., Inc.
	430,000	2.75%, 02/10/2025	411,212
	315,000	2.80%, 05/18/2023	307,676
	125,000	4.15%, 05/18/2043	127,592
		Mylan, Inc.
	460,000	4.55%, 04/15/2028(4)	447,192
	195,000	5.20%, 04/15/2048(4)	189,031
	225,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	209,269
	1,865,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	1,564,579

			10,406,679

		Pipelines - 0.6%
	95,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 3.50%, 12/01/2022	93,458
		Columbia Pipeline Group, Inc.
	225,000	2.45%, 06/01/2018	224,968
	400,000	4.50%, 06/01/2025	403,438
	214,000	Energy Transfer L.P. 7.60%, 02/01/2024	240,578
	340,000	Energy Transfer L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	342,524
	250,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	248,998

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Pipelines - 0.6% - (continued)
		Kinder Morgan Energy Partners L.P.
$	419,000	4.25%, 09/01/2024	$418,166
	275,000	4.30%, 05/01/2024	274,877
	750,000	MPLX L.P. 4.00%, 03/15/2028	721,601
	977,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	946,003
		Sunoco Logistics Partners Operations L.P.
	300,000	3.90%, 07/15/2026	282,721
	130,000	4.40%, 04/01/2021	132,371
	400,000	5.35%, 05/15/2045	369,554
	780,000	Western Gas Partners L.P. 4.00%, 07/01/2022	772,976

			5,472,233

		Real Estate - 0.1%
	650,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(4)	645,551

		Real Estate Investment Trusts - 0.4%
		American Tower Corp.
	450,000	3.45%, 09/15/2021	448,776
	150,000	4.40%, 02/15/2026	149,347
	240,000	5.00%, 02/15/2024	251,394
	150,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	151,295
	785,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	748,133
		Crown Castle International Corp.
	265,000	3.65%, 09/01/2027	248,403
	215,000	3.80%, 02/15/2028	204,220
	425,000	DDR Corp. 4.63%, 07/15/2022	437,151
	670,000	HCP, Inc. 4.00%, 06/01/2025	658,442
	345,000	Scentre Group Trust 2.38%, 11/05/2019(4)	341,148

			3,638,309

		Retail - 0.3%
		AutoZone, Inc.
	200,000	3.13%, 07/15/2023	194,727
	355,000	3.70%, 04/15/2022	357,510
		CVS Health Corp.
	450,000	3.88%, 07/20/2025	442,869
	695,000	4.00%, 12/05/2023	700,030
	160,000	4.88%, 07/20/2035	163,272
	215,000	5.13%, 07/20/2045	223,313
	600,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	615,383

			2,697,104

		Semiconductors - 0.1%
	570,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024	553,756

		Software - 0.2%
		Microsoft Corp.
	475,000	2.40%, 08/08/2026	437,223
	610,000	2.88%, 02/06/2024	594,566
	365,000	3.70%, 08/08/2046	350,204

The accompanying notes are an integral part of these financial statements.

30

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 17.0% - (continued)
		Software - 0.2% - (continued)
$	915,000	Oracle Corp. 3.25%, 11/15/2027	$879,711

			2,261,704

		Telecommunications - 0.6%
	775,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	759,316
		AT&T, Inc.
	65,000	3.95%, 01/15/2025	64,457
	500,000	4.10%, 02/15/2028(4)	485,193
	460,000	4.45%, 04/01/2024	471,158
	431,000	4.50%, 03/09/2048	385,036
	215,000	4.75%, 05/15/2046	200,240
	3,000	5.35%, 09/01/2040	3,063
	165,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(4)	162,633
		Orange S.A.
	650,000	4.13%, 09/14/2021	669,205
	200,000	9.00%, 03/01/2031	285,817
	835,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 03/20/2025(4)	843,350
		Verizon Communications, Inc.
	450,000	2.95%, 03/15/2022	441,649
	45,000	3.45%, 03/15/2021	45,303
	1,266,000	4.52%, 09/15/2048	1,174,144
	130,000	4.75%, 11/01/2041	126,997
	93,000	4.81%, 03/15/2039	92,066

			6,209,627

		Transportation - 0.2%
		FedEx Corp.
	80,000	2.70%, 04/15/2023	77,115
	280,000	4.90%, 01/15/2034	297,211
	300,000	5.10%, 01/15/2044	322,420
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	405,000	3.20%, 07/15/2020(4)	404,235
	400,000	3.38%, 02/01/2022(4)	396,339
	730,000	3.95%, 03/10/2025(4)	722,495

			2,219,815

		Water - 0.0%
	240,000	American Water Capital Corp. 2.95%, 09/01/2027	224,915

		Total Corporate Bonds (cost $163,901,804)	$161,370,006

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
		Japan - 0.1%
		Japan Bank for International Cooperation
$	510,000	2.13%, 06/01/2020	$501,554
	776,000	2.13%, 07/21/2020	762,376

			1,263,930

		Mexico - 0.1%
	372,000	Mexico Government International Bond 4.00%, 10/02/2023	375,720

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.8% - (continued)
		Qatar - 0.4%
		Qatar Government International Bond
$	2,320,000	2.38%, 06/02/2021(4)	$2,235,923
	565,000	3.88%, 04/23/2023(4)	562,655
	270,000	5.10%, 04/23/2048(4)	267,611
	660,000	5.25%, 01/20/2020(4)	680,196

			3,746,385

		Saudi Arabia - 0.1%
		Saudi Government International Bond
	265,000	2.38%, 10/26/2021(4)	253,992
	660,000	2.88%, 03/04/2023(4)	629,586
	350,000	4.00%, 04/17/2025(4)	345,008

			1,228,586

		South Korea - 0.1%
	680,000	Export-Import Bank of Korea 1.75%, 05/26/2019	670,285

		Total Foreign Government Obligations (cost $7,408,739)	$7,284,906

MUNICIPAL BONDS - 1.1%
		General - 0.4%
		Chicago, IL, Transit Auth
$	475,000	6.30%, 12/01/2021	$502,854
	600,000	6.90%, 12/01/2040	784,398
	140,000	City of Sacramento CA 6.42%, 08/01/2023	156,414
	280,000	Kansas Dev. Finance Auth 5.37%, 05/01/2026	299,281
	395,000	Kansas, Development FA 4.93%, 04/15/2045	425,628
		New Jersey State, Econ DA
	570,000	3.80%, 06/15/2018	570,485
	125,000	3.88%, 06/15/2019	125,798
	1,020,000	New York State Urban Development Corp. 2.10%, 03/15/2022	1,000,028
	240,000	San Jose Redev. Agcy. Successor Agcy. 3.38%, 08/01/2034	228,847

			4,093,733

		General Obligation - 0.4%
		California State, GO Taxable
	525,000	7.35%, 11/01/2039	754,897
	130,000	7.55%, 04/01/2039	194,247
	130,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	159,435
	1,475,000	Illinois State, GO 5.10%, 06/01/2033	1,374,390
	840,000	State of Connecticut 2.99%, 01/15/2023	812,482

			3,295,451

		Medical - 0.1%
		University of California, Regents MedCenter Pooled Rev
	150,000	6.55%, 05/15/2048	201,967
	190,000	6.58%, 05/15/2049	255,368

			457,335

The accompanying notes are an integral part of these financial statements.

31

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.1% - (continued)
		Power - 0.0%
$	100,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	$100,376

		Transportation - 0.2%
	350,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	436,422
	255,000	Maryland State Transportation Auth 5.89%, 07/01/2043	323,421
		New York and New Jersey PA, Taxable Rev
	140,000	4.81%, 10/15/2065	158,770
	185,000	5.86%, 12/01/2024	212,260
	115,000	6.04%, 12/01/2029	140,591
	285,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	405,692

			1,677,156

		Utility - Electric - 0.0%
	365,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	447,581

		Total Municipal Bonds (cost $9,567,767)	$10,071,632

U.S. GOVERNMENT AGENCIES - 0.1%
		Mortgage-Backed Agencies - 0.1%
		FHLMC - 0.0%
$	36,735	FHLMC	$37,757

		FNMA - 0.0%
		FNMA
	14,845	4.50%, 04/01/2041	15,626
	429,039	1 mo. USD LIBOR + 0.400%, 2.22%, 10/25/2024(5)	429,832

			445,458

		GNMA - 0.1%
		GNMA
	745	6.00%, 11/20/2023	815
	1,128	6.00%, 12/20/2023	1,244
	212	6.00%, 01/20/2024	232
	706	6.00%, 02/20/2024	772
	2,083	6.00%, 06/20/2024	2,276
	233	6.00%, 02/20/2026	255
	722	6.00%, 02/20/2027	790
	193	6.00%, 01/20/2028	211
	5,779	6.00%, 02/20/2028	6,329
	8,265	6.00%, 04/20/2028	9,239
	3,172	6.00%, 06/15/2028	3,563
	21,055	6.00%, 07/20/2028	23,161
	22,196	6.00%, 08/20/2028	24,838
	5,495	6.00%, 10/15/2028	6,124
	27,840	6.00%, 11/15/2028	31,074
	22,549	6.00%, 03/20/2029	25,224
	23,147	6.00%, 09/20/2029	25,805
	23,094	6.00%, 04/20/2030	25,247
	3,468	6.00%, 06/20/2030	3,795
	2,347	6.00%, 08/15/2034	2,621
	27	6.50%, 04/15/2026	30
	31,795	6.50%, 03/15/2028	35,564
	4,392	6.50%, 05/15/2028	4,913
	19,624	6.50%, 07/15/2028	21,949
	11,580	6.50%, 10/15/2028	12,953

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.1% - (continued)
		GNMA - 0.1% - (continued)
$	936	6.50%, 12/15/2028	$1,047
	14,415	6.50%, 01/15/2029	16,123
	11,454	6.50%, 02/15/2029	12,811
	87,885	6.50%, 03/15/2029	98,300
	13,737	6.50%, 04/15/2029	15,366
	11,031	6.50%, 05/15/2029	12,339
	9,519	6.50%, 06/15/2029	10,647
	15,497	6.50%, 02/15/2035	17,334
	35,325	7.00%, 11/15/2031	38,873
	22,680	7.00%, 03/15/2032	25,034
	181,062	7.00%, 11/15/2032	208,362
	5,045	7.00%, 01/15/2033	5,731
	17,357	7.00%, 05/15/2033	19,637
	33,041	7.00%, 07/15/2033	37,051
	49,197	7.00%, 11/15/2033	55,703
	2,028	8.00%, 12/15/2029	2,058
	3,264	8.00%, 04/15/2030	3,483
	7,273	8.00%, 05/15/2030	7,370
	625	8.00%, 07/15/2030	667
	9,285	8.00%, 08/15/2030	9,568
	13,500	8.00%, 11/15/2030	14,230
	76,236	8.00%, 02/15/2031	81,123

			961,881

		Total U.S. Government Agencies (cost $1,346,708)	$1,445,096

U.S. GOVERNMENT SECURITIES - 7.8%
		U.S. Treasury Securities - 7.8%
		U.S. Treasury Bonds - 3.4%
$	5,720,000	2.50%, 02/15/2045	$5,102,866
	590,000	2.50%, 02/15/2046	524,455
	745,000	2.50%, 05/15/2046	661,682
	865,000	2.75%, 11/15/2042	816,310
	3,395,000	2.75%, 08/15/2047	3,168,490
	2,437,000	2.75%, 11/15/2047	2,273,835
	4,275,000	2.88%, 05/15/2043	4,120,532
	625,000	2.88%, 08/15/2045	599,780
	5,600,000	2.88%, 11/15/2046	5,365,500
	500,000	3.00%, 11/15/2044	492,012
	165,000	3.00%, 02/15/2047	162,016
	1,715,000	3.00%, 05/15/2047	1,683,447
	500,000	3.00%, 02/15/2048	490,742
	2,167,500	3.13%, 02/15/2043	2,184,433
	2,685,000	3.13%, 08/15/2044(9)	2,703,145
	1,430,000	3.38%, 05/15/2044	1,503,567

			31,852,812

		U.S. Treasury Notes - 4.4%
	8,971,460	0.38%, 01/15/2027(10)	8,691,471
	1,470,000	1.25%, 03/31/2021	1,413,382
	6,335,000	1.38%, 08/31/2020	6,166,232
	2,220,000	1.38%, 01/31/2021	2,147,503
	1,790,000	1.50%, 04/15/2020	1,755,948
	2,845,000	1.50%, 03/31/2023	2,676,745
	6,555,000	1.63%, 07/31/2019	6,495,339
	7,515,000	1.75%, 09/30/2019	7,445,427
	2,700,000	1.88%, 03/31/2022	2,615,414
	2,525,000	2.13%, 12/31/2022	2,453,393

The accompanying notes are an integral part of these financial statements.

32

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 7.8% - (continued)
		U.S. Treasury Notes - 4.4% - (continued)
$	30,000	2.25%, 11/15/2027	$28,287

			41,889,141

		Total U.S. Government Securities (cost $74,883,487)	$73,741,953

		Total Long-Term Investments (cost $778,657,585)	$916,359,986

SHORT-TERM INVESTMENTS - 3.0%
		Other Investment Pools & Funds - 2.3%
$	21,578,897	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(11)	$21,578,897

		U.S. Treasury Bills - 0.7%
	6,600,000	U.S. Treasury Bills 1.89%, 10/04/2018(12)	6,544,659

		Total Short-Term Investments (cost $28,125,558)	$28,123,556

Total Investments (cost $806,783,143)	99.7%	$944,483,542
Other Assets and Liabilities	0.3%	2,900,440

Total Net Assets	100.0%	$947,383,982

The accompanying notes are an integral part of these financial statements.

33

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $971,407, which represented 0.1% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $971,407, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $80,044,391, which represented 8.4% of total net assets.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(6)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(10)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(11)	Current yield as of period end.

(12)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 10-Year Note Future	94	06/20/2018	$11,244,750	$63,157
U.S. Treasury 10-Year Ultra Future	4	06/20/2018	511,563	368
U.S. Treasury Ultra Bond Future	1	06/20/2018	157,125	(2,658)

Total				$60,867

Total futures contracts				$60,867

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

34

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue

The accompanying notes are an integral part of these financial statements.

35

The Hartford Balanced Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$63,122,856	$63,122,856	$—	$—
Capital Goods	42,939,380	42,939,380	—	—
Commercial & Professional Services	5,503,746	5,503,746	—	—
Consumer Durables & Apparel	16,906,025	16,906,025	—	—
Consumer Services	14,626,390	14,626,390	—	—
Diversified Financials	12,435,077	6,718,143	5,716,934	—
Energy	42,104,096	42,104,096	—	—
Food, Beverage & Tobacco	25,056,306	17,862,950	7,193,356	—
Health Care Equipment & Services	41,958,677	34,834,753	7,123,924	—
Household & Personal Products	6,655,622	6,655,622	—	—
Insurance	25,907,788	25,907,788	—	—
Materials	18,045,148	18,045,148	—	—
Media	17,342,890	17,342,890	—	—
Pharmaceuticals, Biotechnology & Life Sciences	58,151,134	41,811,849	16,339,285	—
Real Estate	8,989,232	8,989,232	—	—
Retailing	37,933,838	36,962,431	—	971,407
Semiconductors & Semiconductor Equipment	39,942,727	39,942,727	—	—
Software & Services	79,280,954	79,280,954	—	—
Technology Hardware & Equipment	40,271,033	31,807,912	8,463,121	—
Transportation	11,242,292	11,242,292	—	—
Utilities	15,617,345	15,617,345	—	—
Asset & Commercial Mortgage Backed Securities	38,413,837	—	38,413,837	—
Corporate Bonds	161,370,006	—	161,370,006	—
Foreign Government Obligations	7,284,906	—	7,284,906	—
Municipal Bonds	10,071,632	—	10,071,632	—
U.S. Government Agencies	1,445,096	—	1,445,096	—
U.S. Government Securities	73,741,953	—	73,741,953	—
Short-Term Investments	28,123,556	21,578,897	6,544,659	—
Futures Contracts(2)	63,525	63,525	—	—

Total	$944,547,067	$599,866,951	$343,708,709	$971,407

Liabilities
Futures Contracts(2)	$(2,658)	$(2,658)	$—	$—

Total	$(2,658)	$(2,658)	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

36

The Hartford Balanced Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 44.8%
	Automobiles & Components - 0.3%
228,194	Cie Generale des Etablissements Michelin SCA	$32,089,295

	Banks - 5.3%
445,018	Bank of Nova Scotia	27,350,806
1,604,442	BB&T Corp.	84,714,538
2,590,920	JP Morgan Chase & Co.	281,840,278
457,453	PNC Financial Services Group, Inc.	66,609,731
1,534,743	US Bancorp	77,427,784
2,025,416	Wells Fargo & Co.	105,240,616

		643,183,753

	Capital Goods - 2.1%
215,146	3M Co.	41,822,231
3,548,732	BAE Systems plc	29,774,627
434,924	Caterpillar, Inc.	62,785,629
1,178,773	Eaton Corp. plc	88,443,338
112,421	Lockheed Martin Corp.	36,069,154

		258,894,979

	Consumer Services - 0.2%
174,169	McDonald’s Corp.	29,162,857

	Diversified Financials - 0.8%
107,043	BlackRock, Inc.	55,822,925
1,568,899	Invesco Ltd.	45,451,004

		101,273,929

	Energy - 6.9%
2,060,950	Canadian Natural Resources Ltd.	74,359,076
1,139,017	Chevron Corp.	142,502,417
1,074,861	Exxon Mobil Corp.	83,570,443
3,581,114	Kinder Morgan, Inc.	56,653,223
623,384	Marathon Petroleum Corp.	46,697,695
1,085,283	Occidental Petroleum Corp.	83,848,965
564,126	Phillips 66	62,792,865
971,886	Schlumberger Ltd.	66,632,504
3,874,847	Suncor Energy, Inc.	148,135,401
3,799,308	TCEH Corp.*(1)(2)(3)	4
1,885,773	TransCanada Corp.	79,957,539

		845,150,132

	Food & Staples Retailing - 0.5%
951,754	Sysco Corp.	59,522,695

	Food, Beverage & Tobacco - 3.2%
1,145,758	British American Tobacco plc	62,841,937
865,402	Coca-Cola Co.	37,394,020
215,233	Diageo plc ADR	30,554,477
807,404	Kraft Heinz Co.	45,521,437
366,586	Nestle S.A.	28,399,446
442,505	PepsiCo, Inc.	44,666,455
1,746,206	Philip Morris International, Inc.	143,188,892

		392,566,664

	Health Care Equipment & Services - 1.3%
1,456,215	Koninklijke Philips N.V.	61,636,053
1,156,915	Medtronic plc	92,703,599

		154,339,652

	Household & Personal Products - 1.1%
251,659	Procter & Gamble Co.	18,205,012
2,080,026	Unilever N.V.	118,811,085

		137,016,097

Shares or Principal Amount		Market Value†
Common Stocks - 44.8% - (continued)
	Insurance - 2.2%
524,654	American International Group, Inc.	$29,380,624
2,496,337	MetLife, Inc.	119,000,385
895,682	Principal Financial Group, Inc.	53,042,288
487,356	Travelers Cos., Inc.	64,136,049

		265,559,346

	Materials - 2.2%
1,913,776	DowDuPont, Inc.	121,027,194
1,153,222	International Paper Co.	59,460,126
285,149	LyondellBasell Industries N.V. Class A	30,148,804
1,158,267	Nutrien Ltd.	52,735,897

		263,372,021

	Media - 0.5%
2,032,528	Comcast Corp. Class A	63,801,054

	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
1,352,364	Bristol-Myers Squibb Co.	70,498,735
1,408,157	Eli Lilly & Co.	114,159,288
1,361,520	Johnson & Johnson	172,218,665
1,535,669	Merck & Co., Inc.	90,404,834
984,435	Novartis AG	75,776,188
4,695,825	Pfizer, Inc.	171,914,153
259,209	Roche Holding AG	57,592,963

		752,564,826

	Real Estate - 0.5%
648,212	Crown Castle International Corp. REIT	65,385,144

	Retailing - 0.5%
338,764	Home Depot, Inc.	62,603,587

	Semiconductors & Semiconductor Equipment - 3.0%
1,237,970	Analog Devices, Inc.	108,136,679
116,797	Broadcom, Inc.	26,795,568
2,558,270	Intel Corp.	132,057,897
983,914	Maxim Integrated Products, Inc.	53,623,313
897,359	QUALCOMM, Inc.	45,774,283

		366,387,740

	Technology Hardware & Equipment - 1.4%
3,933,433	Cisco Systems, Inc.	174,211,748

	Telecommunication Services - 1.7%
1,274,105	BCE, Inc.	54,072,184
3,074,711	Verizon Communications, Inc.	151,736,988

		205,809,172

	Transportation - 1.1%
924,851	Union Pacific Corp.	123,587,839
85,204	United Parcel Service, Inc. Class B	9,670,654

		133,258,493

	Utilities - 3.9%
899,598	American Electric Power Co., Inc.	62,953,868
1,321,795	Dominion Energy, Inc.	87,978,675
621,958	Duke Energy Corp.	49,856,153
342,935	Edison International	22,469,101
1,127,502	Eversource Energy	67,931,996
453,656	NextEra Energy, Inc.	74,358,755
565,230	Sempra Energy	63,192,714
1,025,669	Xcel Energy, Inc.	48,042,336

		476,783,598

	Total Common Stocks (cost $4,844,374,177)	$5,482,936,782

The accompanying notes are an integral part of these financial statements.

37

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.0%
		Diversified Financials - 0.0%
	29,500	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 7.62%(4)	$784,405

		Total Preferred Stocks (cost $773,012)	$784,405

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
		Asset-Backed - Home Equity - 0.1%
		GSAA Home Equity Trust
$	1,609,196	1 mo. USD LIBOR + 0.080%, 1.98%, 02/25/2037(4)	$855,376
	1,028,941	1 mo. USD LIBOR + 0.090%, 1.99%, 12/25/2036(4)	511,263
	2,016,617	1 mo. USD LIBOR + 0.180%, 2.08%, 11/25/2036(4)	1,017,856
	3,420,000	Morgan Stanley Asset Backed Securities Capital I, Inc. Trust 1 mo. USD LIBOR + 1.250%, 3.15%, 07/25/2037(4)	3,177,138
	1,234,196	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(5)	767,506
	1,995,000	Soundview Home Loan Trust 1 mo. USD LIBOR + 0.250%, 2.15%, 11/25/2036(4)	1,791,470

			8,120,609

		Commercial Mortgage - Backed Securities - 0.2%
	14,999,000	BBCMS Mortgage Trust 1 mo. USD LIBOR + 0.850%, 2.75%, 08/15/2036(4)(6)	15,045,386
	1,130,000	Commercial Mortgage Pass-Through Certificates 4.91%, 10/15/2045(6)(7)	952,615
	270,000	Commercial Mortgage Pass-Through Trust 4.75%, 10/15/2045(6)(7)	175,719
		Commercial Mortgage Trust
	815,000	4.40%, 07/10/2045(6)(7)	695,708
	380,000	4.46%, 12/10/2045(6)(7)	337,831
	2,070,000	4.73%, 10/15/2045(6)(7)	811,434
	7,730,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 0.700%, 2.60%, 07/15/2032(4)(6)	7,734,842
		GS Mortgage Securities Trust
	855,000	4.91%, 11/10/2045(6)(7)	816,041
	1,000,000	5.02%, 04/10/2047(6)(7)	663,849
		JP Morgan Chase Commercial Mortgage Securities Trust
	500,000	2.73%, 10/15/2045(6)(7)	227,825
	850,000	5.59%, 08/15/2046(6)(7)	832,395
	1,085,599	WF-RBS Commercial Mortgage Trust 3.02%, 11/15/2047(6)	630,380

			28,924,025

		Whole Loan Collateral CMO - 0.3%
		Alternative Loan Trust
	2,553,782	1 mo. USD LIBOR + 0.270%, 2.17%, 01/25/2036(4)	2,451,576
	162,693	1 mo. USD LIBOR + 0.320%, 2.22%, 11/25/2035(4)	146,713
	1,535,305	1 mo. USD LIBOR + 0.450%, 2.35%, 04/25/2035(4)	1,418,984

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6% - (continued)
		Whole Loan Collateral CMO - 0.3% - (continued)
$	4,648,081	12 mo. USD MTA + 1.350%, 2.73%, 08/25/2035(4)	$4,074,326
	705,614	5.75%, 05/25/2036	536,102
	163,917	6.00%, 05/25/2036	135,474
	791,992	6.00%, 12/25/2036	558,216
	678,136	Banc of America Funding Trust 5.77%, 05/25/2037(7)	674,409
	597,911	Bear Stearns Adjustable Rate Mortgage Trust 1 year USD CMT + 2.300%, 3.52%, 10/25/2035(4)	610,505
		Bear Stearns Alt-A Trust
	1,298,642	1 mo. USD LIBOR + 0.320%, 2.22%, 08/25/2036(4)	1,339,207
	1,049,750	1 mo. USD LIBOR + 0.480%, 2.38%, 02/25/2036(4)	996,595
	1,485,561	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.08%, 10/25/2036(4)	1,384,453
	485,540	Chase Mortgage Finance Trust 5.50%, 11/25/2035	462,107
		CHL Mortgage Pass-Through Trust
	1,365,570	1 mo. USD LIBOR + 0.680%, 2.58%, 03/25/2035(4)	1,260,230
	2,404,754	3.31%, 11/20/2035(7)	2,185,858
	505,389	3.40%, 03/20/2036(7)	462,830
	384,551	3.48%, 09/25/2047(7)	359,665
	333,472	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	326,535
		Fannie Mae Connecticut Avenue Securities
	1,131,820	1 mo. USD LIBOR + 4.900%, 6.80%, 11/25/2024(4)	1,297,133
	527,000	1 mo. USD LIBOR + 6.000%, 7.90%, 09/25/2028(4)	630,774
	1,873,922	GreenPoint Mortgage Funding Trust 12 mo. USD MTA + 1.400%, 2.78%, 10/25/2045(4)	1,599,388
	1,282,239	GSR Mortgage Loan Trust 3.70%, 01/25/2036(7)	1,264,713
	3,234,992	HarborView Mortgage Loan Trust 1 mo. USD LIBOR + 1.000%, 2.90%, 10/25/2037(4)	2,551,695
	2,766,041	IndyMac IMSC Mortgage Loan Trust 1 mo. USD LIBOR + 0.150%, 2.05%, 03/25/2047(4)	2,214,085
		JP Morgan Mortgage Trust
	185,986	3.73%, 04/25/2037(7)	180,858
	2,317,231	3.83%, 05/25/2036(7)	2,306,055
	608,693	Residential Funding Mortgage Securities, Inc. 6.00%, 07/25/2037	577,655
	1,879,932	Structured Asset Mortgage Investments Trust 1 mo. USD LIBOR + 0.230%, 2.13%, 02/25/2036(4)	1,693,514
	626,358	Structured Asset Securities Corp. 5.75%, 06/25/2035	604,103
		Wells Fargo Mortgage Backed Securities Trust
	443,895	3.59%, 09/25/2036(7)	441,176

The accompanying notes are an integral part of these financial statements.

38

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6% - (continued)
		Whole Loan Collateral CMO - 0.3% - (continued)
$	3,168,818	3.66%, 04/25/2036(7)	$3,211,219

			37,956,153

		Whole Loan Collateral PAC - 0.0%
	428,268	Alternative Loan Trust 1 mo. USD LIBOR + 0.500%, 2.40%, 12/25/2035(4)	310,640

		Total Asset & Commercial Mortgage Backed Securities (cost $73,685,664)	$75,311,427

CORPORATE BONDS - 45.8%
		Aerospace/Defense - 0.6%
$	4,085,000	BAE Systems Holdings, Inc. 3.80%, 10/07/2024(6)	$4,074,349
	4,220,000	BAE Systems plc 4.75%, 10/11/2021(6)	4,388,125
		DAE Funding LLC
	670,000	4.50%, 08/01/2022(6)	644,875
	1,365,000	5.00%, 08/01/2024(6)	1,315,587
	1,065,000	Embraer S.A. 5.15%, 06/15/2022	1,111,594
		Lockheed Martin Corp.
	250,000	3.10%, 01/15/2023	247,083
	11,120,000	3.55%, 01/15/2026	10,959,181
	5,800,000	3.60%, 03/01/2035	5,421,641
	9,588,000	4.09%, 09/15/2052	9,119,609
	6,025,000	4.50%, 05/15/2036	6,264,476
	255,000	Northrop Grumman Corp. 3.25%, 08/01/2023	251,465
	2,435,000	Raytheon Co. 4.70%, 12/15/2041	2,728,035
		United Technologies Corp.
	14,165,000	2.80%, 05/04/2024	13,325,840
	3,465,000	4.05%, 05/04/2047	3,195,054
	1,925,000	4.50%, 06/01/2042	1,900,014
	1,890,000	6.13%, 07/15/2038	2,260,395

			67,207,323

		Agriculture - 0.6%
		Altria Group, Inc.
	9,750,000	2.85%, 08/09/2022	9,500,475
	1,560,000	4.25%, 08/09/2042	1,463,821
	1,640,000	5.38%, 01/31/2044	1,793,126
		BAT Capital Corp.
	255,000	2.30%, 08/14/2020(6)	249,487
	8,900,000	3.22%, 08/15/2024(6)	8,456,644
	13,225,000	4.39%, 08/15/2037(6)	12,680,253
		Imperial Brands Finance plc
	2,350,000	2.95%, 07/21/2020(6)	2,328,994
	9,400,000	3.50%, 02/11/2023(6)	9,252,985
	6,090,000	3.75%, 07/21/2022(6)	6,095,065
		Philip Morris International, Inc.
	245,000	3.60%, 11/15/2023	244,660
	1,230,000	4.13%, 03/04/2043	1,165,566
	4,545,000	4.25%, 11/10/2044	4,434,034
	4,680,000	4.50%, 03/20/2042	4,684,880
		Reynolds American, Inc.
	8,500,000	5.85%, 08/15/2045	9,563,485

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Agriculture - 0.6% - (continued)
$	1,535,000	6.15%, 09/15/2043	$1,791,744

			73,705,219

		Airlines - 0.1%
	2,692	Continental Airlines, Inc. 6.90%, 10/19/2023	2,805
	8,840,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	8,760,159
	255,000	Southwest Airlines Co. 2.75%, 11/16/2022	246,949

			9,009,913

		Apparel - 0.1%
		NIKE, Inc.
	5,000,000	3.38%, 11/01/2046	4,482,663
	1,940,000	3.63%, 05/01/2043	1,814,459

			6,297,122

		Auto Manufacturers - 0.3%
		Ford Motor Co.
	5,110,000	4.75%, 01/15/2043	4,554,711
	3,065,000	5.29%, 12/08/2046	2,944,604
	250,000	Ford Motor Credit Co. LLC 3.81%, 01/09/2024	243,629
		General Motors Co.
	5,015,000	5.15%, 04/01/2038	4,817,345
	3,010,000	5.20%, 04/01/2045	2,844,353
	4,850,000	6.25%, 10/02/2043	5,180,020
		General Motors Financial Co., Inc.
	255,000	3.25%, 01/05/2023	246,763
	3,405,000	3.55%, 04/09/2021	3,402,463
	3,855,000	4.00%, 10/06/2026	3,688,416
	9,095,000	4.35%, 01/17/2027	8,846,881

			36,769,185

		Auto Parts & Equipment - 0.0%
	255,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	242,888

		Beverages - 1.3%
		Anheuser-Busch InBev Finance, Inc.
	18,790,000	3.30%, 02/01/2023	18,638,596
	13,620,000	3.65%, 02/01/2026	13,316,263
	9,105,000	4.70%, 02/01/2036	9,378,524
	9,770,000	4.90%, 02/01/2046	10,135,938
		Anheuser-Busch InBev Worldwide, Inc.
	340,000	3.50%, 01/12/2024	338,342
	4,960,000	3.75%, 07/15/2042	4,422,028
	7,095,000	4.38%, 04/15/2038	7,011,303
	6,720,000	4.60%, 04/15/2048	6,661,085
	15,495,000	4.75%, 04/15/2058	15,393,431
		Constellation Brands, Inc.
	50,850,000	2.00%, 11/07/2019	50,070,443
	2,165,000	2.70%, 05/09/2022	2,090,424
	3,935,000	3.20%, 02/15/2023	3,851,568
	12,280,000	3.60%, 02/15/2028	11,703,731
	8,225,000	4.10%, 02/15/2048	7,480,029
	250,000	Diageo Investment Corp. 2.88%, 05/11/2022	245,992
	605,000	Molson Coors Brewing Co. 5.00%, 05/01/2042	621,565

The accompanying notes are an integral part of these financial statements.

39

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Beverages - 1.3% - (continued)
$	1,060,000	PepsiCo, Inc. 3.45%, 10/06/2046	$950,317

			162,309,579

		Biotechnology - 0.3%
		Amgen, Inc.
	5,035,000	3.63%, 05/22/2024	5,017,491
	7,500,000	4.56%, 06/15/2048	7,426,334
		Celgene Corp.
	13,430,000	2.88%, 02/19/2021	13,269,342
	255,000	3.25%, 02/20/2023	248,751
	7,800,000	4.35%, 11/15/2047	7,217,753
	3,365,000	4.63%, 05/15/2044	3,258,013
		Gilead Sciences, Inc.
	260,000	2.50%, 09/01/2023	248,565
	1,375,000	4.60%, 09/01/2035	1,433,139
	645,000	Sotera Health Topco, Inc. 8.13%, 11/01/2021(6)(8)	649,837

			38,769,225

		Chemicals - 0.7%
	230,000	Braskem Finance Ltd. 6.45%, 02/03/2024	246,792
	1,690,000	CF Industries, Inc. 4.95%, 06/01/2043	1,415,375
		Chemours Co.
	3,345,000	6.63%, 05/15/2023	3,516,431
	2,260,000	7.00%, 05/15/2025	2,432,325
	245,000	LYB International Finance B.V. 4.00%, 07/15/2023	247,154
	2,305,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	2,198,178
		Methanex Corp.
	3,855,000	3.25%, 12/15/2019	3,825,414
	10,790,000	4.25%, 12/01/2024	10,659,944
	2,220,000	5.65%, 12/01/2044	2,175,853
	2,900,000	Monsanto Co. 4.20%, 07/15/2034	2,833,947
	510,000	NOVA Chemicals Corp. 4.88%, 06/01/2024(6)	493,425
		Nutrien Ltd.
	250,000	3.50%, 06/01/2023	245,150
	240,000	4.88%, 03/30/2020	245,837
	1,620,000	OCI N.V. 6.63%, 04/15/2023(6)	1,642,680
		OCP S.A.
	4,115,000	4.50%, 10/22/2025(9)	3,949,931
	1,395,000	5.63%, 04/25/2024(9)	1,435,106
	514,000	6.88%, 04/25/2044(9)	554,272
	2,220,000	Olin Corp. 5.00%, 02/01/2030	2,114,550
	255,000	Praxair, Inc. 2.70%, 02/21/2023	247,152
		Sherwin-Williams Co.
	6,500,000	2.75%, 06/01/2022	6,299,903
	3,790,000	3.13%, 06/01/2024	3,636,478
	7,945,000	4.50%, 06/01/2047	7,784,076
	950,000	4.55%, 08/01/2045	935,700
		Syngenta Finance N.V.
	14,430,000	4.44%, 04/24/2023(6)	14,380,924
	8,555,000	4.89%, 04/24/2025(6)	8,466,303

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Chemicals - 0.7% - (continued)
$	260,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(9)	$247,116

			82,230,016

		Coal - 0.1%
	2,770,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	2,790,775
	4,380,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(6)	3,701,100
	4,860,000	Peabody Energy Corp. 6.38%, 03/31/2025(6)	5,066,550
	2,905,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(6)	2,964,988

			14,523,413

		Commercial Banks - 11.7%
		Banco Bilbao Vizcaya Argentaria S.A.
	4,400,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(4)(10)	4,252,820
EUR	400,000	5 year EUR Swap + 6.604%, 6.75%, 02/18/2020(4)(9)(10)	520,974
	1,600,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(4)(9)(10)	2,268,572
	3,600,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(4)(9)(10)	4,623,077
		Banco do Brasil S.A.
$	845,000	4.63%, 01/15/2025(6)	812,848
	465,000	4.88%, 04/19/2023(6)	462,210
		Banco Santander S.A.
	7,000,000	3.80%, 02/23/2028	6,626,810
	15,200,000	4.38%, 04/12/2028	15,053,141
		Bank of America Corp.
	23,260,000	2.50%, 10/21/2022	22,239,145
	5,810,000	2.63%, 04/19/2021	5,712,100
	21,850,000	3 mo. USD LIBOR + 0.930%, 2.82%, 07/21/2023(4)	21,133,478
	4,243,000	3 mo. USD LIBOR + 1.090%, 3.00%, 12/20/2023(4)(6)	4,117,532
	15,270,000	3 mo. USD LIBOR + 1.090%, 3.09%, 10/01/2025(4)	14,546,126
	7,500,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(4)	7,382,724
	9,905,000	3 mo. USD LIBOR + 1.000%, 3.36%, 04/24/2023(4)	10,043,254
	15,020,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(4)	14,468,099
	1,584,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(4)(6)	1,487,472
	9,280,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(4)	8,923,488
	9,550,000	3 mo. USD LIBOR + 1.575%, 3.82%, 01/20/2028(4)	9,308,740
	4,000,000	3 mo. USD LIBOR + 1.070%, 3.97%, 03/05/2029(4)	3,924,578
	12,380,000	4.00%, 01/22/2025	12,236,354
	4,260,000	4.10%, 07/24/2023	4,356,256
	2,410,000	4.18%, 11/25/2027	2,341,433
	2,450,000	4.20%, 08/26/2024	2,454,362

The accompanying notes are an integral part of these financial statements.

40

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
Commercial Banks - 11.7% - (continued)
$	14,000,000	3 mo. USD LIBOR + 1.814%, 4.24%, 04/24/2038(4)	$13,691,630
	1,760,000	5.00%, 01/21/2044	1,902,853
	9,525,000	7.75%, 05/14/2038	12,952,573
		Bank of New York Mellon Corp.
	15,645,000	2.20%, 08/16/2023	14,679,901
	12,525,000	3 mo. USD LIBOR + 0.634%, 2.66%, 05/16/2023(4)	12,128,747
	8,855,000	3 mo. USD LIBOR + 1.050%, 3.41%, 10/30/2023(4)	9,082,167
	9,775,000	Barclays Bank plc 2.65%, 01/11/2021	9,608,622
		Barclays plc
	535,000	3.65%, 03/16/2025	510,235
	2,455,000	3.68%, 01/10/2023	2,421,903
	2,025,000	5 year USD Swap + 6.772%, 7.88%, 03/15/2022(4)(9)(10)	2,160,068
EUR	375,000	5 year EUR Swap + 6.750%, 8.00%, 12/15/2020(4)(10)	520,752
$	1,090,000	5 year USD Swap + 6.705%, 8.25%, 12/15/2018(4)(10)	1,120,653
	250,000	BB&T Corp. 2.75%, 04/01/2022	244,438
	925,000	BBVA Bancomer S.A. 1 year USD CMT + 2.650%, 5.13%, 01/18/2033(4)(6)	872,969
		BNP Paribas S.A.
	8,145,000	2.95%, 05/23/2022(6)	7,917,830
	16,380,000	3.38%, 01/09/2025(6)	15,680,008
	10,260,000	3.80%, 01/10/2024(6)	10,161,409
	940,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(4)(6)(10)	881,250
	1,555,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(4)(6)(10)	1,675,124
		BPCE S.A.
	20,880,000	2.75%, 01/11/2023(6)	20,015,818
	5,905,000	3.00%, 05/22/2022(6)	5,744,620
		Capital One Financial Corp.
	255,000	2.50%, 05/12/2020	251,117
	5,390,000	3.05%, 03/09/2022	5,271,713
	20,235,000	3.75%, 07/28/2026	18,940,652
	10,305,000	Capital One NA 2.35%, 01/31/2020	10,143,080
	245,000	CIT Group, Inc. 5.00%, 08/01/2023	249,288
		Citigroup, Inc.
	9,875,000	2.40%, 02/18/2020	9,767,961
	18,765,000	2.45%, 01/10/2020	18,599,305
	10,150,000	2.65%, 10/26/2020	10,025,249
	5,130,000	2.70%, 03/30/2021	5,048,915
	5,290,000	2.90%, 12/08/2021	5,187,691
	14,050,000	3 mo. USD LIBOR + 1.100%, 2.99%, 05/17/2024(4)	14,288,850
	12,000,000	3 mo. USD LIBOR + 0.722%, 3.14%, 01/24/2023(4)	11,776,105
	8,945,000	3.20%, 10/21/2026	8,337,456
	13,815,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(4)	13,030,809
	10,375,000	3 mo. USD LIBOR + 1.390%, 3.67%, 07/24/2028(4)	9,898,434

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Commercial Banks - 11.7% - (continued)
$	7,245,000	3 mo. USD LIBOR + 1.563%, 3.89%, 01/10/2028(4)	$7,042,152
	10,155,000	3 mo. USD LIBOR + 1.192%, 4.08%, 04/23/2029(4)	9,975,686
	5,780,000	4.13%, 07/25/2028	5,568,659
	7,450,000	4.30%, 11/20/2026	7,342,710
	8,145,000	4.45%, 09/29/2027	8,099,746
	3,090,000	4.60%, 03/09/2026	3,118,702
	1,124,000	4.65%, 07/30/2045	1,154,797
	2,325,000	4.75%, 05/18/2046	2,266,253
	4,795,000	5.50%, 09/13/2025	5,123,110
	6,375,000	Cooperatieve Rabobank UA 3.75%, 07/21/2026	6,052,176
		Credit Agricole S.A.
	2,900,000	3.75%, 04/24/2023(6)	2,876,364
	25,695,000	5 year USD Swap +1.644%, 4.00%, 01/10/2033(4)(6)	24,087,830
	890,000	5 year USD Swap + 4.898%, 7.88%, 01/23/2024(4)(6)(10)	965,650
	1,030,000	5 year USD Swap + 6.185%, 8.13%, 12/23/2025(4)(6)(10)	1,170,338
	3,685,000	Credit Suisse AG 5.40%, 01/14/2020	3,816,451
		Credit Suisse Group AG
	9,580,000	3 mo. USD LIBOR + 1.200%, 3.00%, 12/14/2023(4)(6)	9,205,871
	1,770,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(4)(6)	1,681,320
	14,435,000	4.28%, 01/09/2028(6)	14,216,732
	2,775,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(4)(9)(10)	2,841,700
		Credit Suisse Group Funding Guernsey Ltd.
	6,120,000	3.13%, 12/10/2020	6,083,523
	10,410,000	3.80%, 09/15/2022	10,409,806
	6,215,000	Deutsche Bank AG 2.70%, 07/13/2020	6,094,835
		Discover Bank
	7,220,000	3.35%, 02/06/2023	7,068,762
	6,520,000	4.20%, 08/08/2023	6,595,965
	2,780,000	Fifth Third Bancorp 4.30%, 01/16/2024	2,826,232
	3,910,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(6)	3,910,000
		Goldman Sachs Group, Inc.
	8,175,000	2.30%, 12/13/2019	8,098,073
	18,720,000	2.35%, 11/15/2021	18,066,392
	8,940,000	2.60%, 04/23/2020	8,859,824
	14,755,000	2.60%, 12/27/2020	14,536,858
	6,470,000	2.75%, 09/15/2020	6,408,483
	9,635,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(4)	9,396,278
	14,625,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(4)	14,118,921
	18,660,000	3 mo. USD LIBOR + 1.201%, 3.27%, 09/29/2025(4)	17,746,682
	6,345,000	3.50%, 01/23/2025	6,131,856
	9,820,000	3.50%, 11/16/2026	9,300,168
	6,425,000	3 mo. USD LIBOR + 1.600%, 3.58%, 11/29/2023(4)	6,697,484
	8,605,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(4)	8,192,193

The accompanying notes are an integral part of these financial statements.

41

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Commercial Banks - 11.7% - (continued)
$	6,800,000	3.85%, 01/26/2027	$6,565,545
	3,315,000	4.00%, 03/03/2024	3,330,217
	13,145,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(4)	12,201,867
	5,525,000	4.75%, 10/21/2045	5,620,832
	2,625,000	4.80%, 07/08/2044	2,692,445
	1,835,000	5.15%, 05/22/2045	1,908,096
	4,200,000	5.38%, 03/15/2020	4,376,589
	7,545,000	6.75%, 10/01/2037	9,155,010
		HSBC Holdings plc
	5,300,000	2.65%, 01/05/2022	5,144,031
	11,530,000	3 mo. USD LIBOR + 0.923%, 3.03%, 11/22/2023(4)	11,207,856
	6,035,000	3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(4)	5,937,811
	15,055,000	3.60%, 05/25/2023	15,027,991
	7,655,000	4.25%, 03/14/2024	7,636,597
	6,360,000	4.25%, 08/18/2025	6,290,748
	4,755,000	4.30%, 03/08/2026	4,825,925
	5,770,000	4.38%, 11/23/2026	5,720,291
	3,665,000	5.10%, 04/05/2021	3,849,080
	1,000,000	6.50%, 09/15/2037	1,227,135
	4,440,000	6.80%, 06/01/2038	5,648,133
		Intesa Sanpaolo S.p.A.
	13,270,000	3.13%, 07/14/2022(6)	12,787,273
	6,155,000	3.38%, 01/12/2023(6)	5,962,979
	8,135,000	3.88%, 01/12/2028(6)	7,598,629
	780,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(4)(6)(10)	824,850
		JP Morgan Chase & Co.
	4,640,000	2.70%, 05/18/2023	4,446,893
	22,475,000	2.97%, 01/15/2023	21,893,796
	13,440,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(4)	12,964,476
	2,515,000	3.25%, 09/23/2022	2,489,690
	19,950,000	3.30%, 04/01/2026	18,989,218
	26,535,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(4)	25,134,561
	8,000,000	3 mo. USD LIBOR + 1.230%, 3.59%, 10/24/2023(4)	8,185,650
	6,155,000	3 mo. USD LIBOR + 1.337%, 3.78%, 02/01/2028(4)	5,973,598
	25,290,000	3 mo. USD LIBOR + 1.360%, 3.88%, 07/24/2038(4)	23,546,082
	3,500,000	3 mo. USD LIBOR + 1.380%, 3.96%, 11/15/2048(4)	3,199,176
	5,275,000	4.25%, 10/01/2027	5,210,244
	14,055,000	3 mo. USD LIBOR + 1.580%, 4.26%, 02/22/2048(4)	13,536,376
	1,970,000	5.63%, 08/16/2043	2,241,755
	17,645,000	JPMorgan Chase Bank NA 3 mo. USD LIBOR + 0.280%, 2.60%, 02/01/2021(4)	17,500,363
		Morgan Stanley
	4,670,000	2.50%, 01/24/2019	4,667,440
	10,505,000	2.50%, 04/21/2021	10,265,419
	13,795,000	2.63%, 11/17/2021	13,432,443
	3,490,000	3 mo. USD LIBOR + 0.800%, 2.63%, 02/14/2020(4)	3,502,355
	8,000,000	2.65%, 01/27/2020	7,951,446
	19,430,000	2.75%, 05/19/2022	18,849,024

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Commercial Banks - 11.7% - (continued)
$	3,455,000	3.13%, 01/23/2023	$3,376,442
	8,790,000	3.13%, 07/27/2026	8,184,271
	22,110,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(4)	21,020,132
	8,040,000	3.63%, 01/20/2027	7,754,312
	9,230,000	3.70%, 10/23/2024	9,111,461
	7,115,000	3 mo. USD LIBOR + 0.847%, 3.74%, 04/24/2024(4)	7,106,590
	7,125,000	3 mo. USD LIBOR + 1.400%, 3.76%, 10/24/2023(4)	7,324,778
	6,320,000	3.95%, 04/23/2027	6,073,015
	9,690,000	4.00%, 07/23/2025	9,661,074
	2,300,000	4.35%, 09/08/2026	2,285,378
	15,480,000	4.38%, 01/22/2047	15,048,870
	3,265,000	3 mo. USD LIBOR + 1.431%, 4.46%, 04/22/2039(4)	3,210,434
		PNC Bank NA
	255,000	2.50%, 01/22/2021	250,370
	7,465,000	2.70%, 11/01/2022	7,173,676
	4,310,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	4,323,720
		Royal Bank of Scotland Group plc
	255,000	3.88%, 09/12/2023	250,779
	2,200,000	3 mo. USD LIBOR + 2.320%, 4.62%, 09/30/2027(4)(10)	2,216,500
	645,000	5 year USD Swap + 7.598%, 8.63%, 08/15/2021(4)(10)	706,275
		Santander Holdings USA, Inc.
	2,649,000	2.70%, 05/24/2019	2,637,720
	6,970,000	3.40%, 01/18/2023	6,753,248
	8,390,000	3.70%, 03/28/2022	8,316,238
	8,700,000	Santander UK Group Holdings plc 3.57%, 01/10/2023	8,523,555
	1,055,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(4)(9)(10)	1,082,694
	250,000	State Street Corp. 3.10%, 05/15/2023	246,188
	11,800,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	11,491,225
	710,000	Turkiye Vakiflar Bankasi TAO 5.75%, 01/30/2023(6)	688,108
	11,470,000	UBS AG 2.45%, 12/01/2020(6)	11,227,604
	26,500,000	UBS Group Funding Switzerland AG 2.65%, 02/01/2022(6)	25,547,763
	1,980,000	UniCredit S.p.A. 5 year USD Swap + 5.180%, 8.00%, 06/03/2024(4)(9)(10)	2,064,150
	2,850,000	Wachovia Corp. 5.50%, 08/01/2035	3,128,709
		Wells Fargo & Co.
	17,500,000	2.10%, 07/26/2021	16,815,814
	14,455,000	2.63%, 07/22/2022	13,910,556
	12,285,000	3.00%, 10/23/2026	11,304,539
	11,735,000	3.07%, 01/24/2023	11,421,620
	9,965,000	3.45%, 02/13/2023	9,776,108
	980,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(4)	934,642
	7,100,000	3 mo. USD LIBOR + 1.230%, 3.59%, 10/31/2023(4)	7,252,897

The accompanying notes are an integral part of these financial statements.

42

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Commercial Banks - 11.7% - (continued)
$	4,080,000	4.13%, 08/15/2023	$4,091,157
	5,000,000	4.40%, 06/14/2046	4,690,474
	3,690,000	4.65%, 11/04/2044	3,556,389
	9,105,000	4.75%, 12/07/2046	8,983,790
	2,986,000	4.90%, 11/17/2045	3,027,837
	1,475,000	5.38%, 11/02/2043	1,583,661
	7,023,000	5.61%, 01/15/2044	7,775,032
	10,000,000	Wells Fargo Bank NA 2.60%, 01/15/2021	9,854,861

			1,432,518,961

		Commercial Services - 0.5%
	2,446,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(6)	2,715,060
		APX Group, Inc.
	2,135,000	7.63%, 09/01/2023	2,001,562
	3,595,000	7.88%, 12/01/2022	3,621,962
		Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	3,665,000	5.25%, 03/15/2025(6)(11)	3,518,400
	2,195,000	5.50%, 04/01/2023	2,173,050
	4,545,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(6)	4,692,712
	3,735,000	ERAC USA Finance LLC 5.63%, 03/15/2042(6)	4,155,530
	4,190,000	Garda World Security Corp. 8.75%, 05/15/2025(6)	4,377,293
		Herc Rentals, Inc.
	1,336,000	7.50%, 06/01/2022(6)	1,416,160
	2,565,000	7.75%, 06/01/2024(6)	2,768,917
	525,000	Hertz Corp. 5.88%, 10/15/2020(11)	518,438
	495,000	IHS Markit Ltd. 4.75%, 02/15/2025(6)	497,525
		Moody’s Corp.
	16,195,000	2.63%, 01/15/2023	15,514,699
	6,230,000	2.75%, 12/15/2021	6,089,835
	775,000	Service Corp. International 4.63%, 12/15/2027	757,795
	245,000	Total System Services, Inc. 3.80%, 04/01/2021	246,142
		United Rentals North America, Inc.
	855,000	4.63%, 10/15/2025	829,359
	245,000	5.50%, 07/15/2025	251,125
	1,675,000	5.88%, 09/15/2026	1,746,187

			57,891,751

		Construction Materials - 0.1%
	245,000	Boise Cascade Co. 5.63%, 09/01/2024(6)	248,063
	2,070,000	CEMEX Finance LLC 6.00%, 04/01/2024(6)	2,127,960
		Cemex S.A.B. de C.V.
	2,115,000	5.70%, 01/11/2025(6)	2,140,380
	460,000	6.13%, 05/05/2025(6)	476,100
	800,000	7.75%, 04/16/2026(6)	877,200
		Jeld-Wen, Inc.
	175,000	4.63%, 12/15/2025(6)	167,563
	275,000	4.88%, 12/15/2027(6)	259,187
	245,000	Johnson Controls International plc 3.75%, 12/01/2021	247,234

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Construction Materials - 0.1% - (continued)
$	3,755,000	Standard Industries, Inc. 5.38%, 11/15/2024(6)	$3,804,284

			10,347,971

		Diversified Financial Services - 1.5%
		AIG Global Funding
	9,020,000	2.15%, 07/02/2020(6)	8,827,566
	7,745,000	2.70%, 12/15/2021(6)	7,572,996
	250,000	Ally Financial, Inc. 4.13%, 02/13/2022	248,750
		American Express Co.
	6,705,000	2.50%, 08/01/2022	6,433,023
	5,127,000	2.65%, 12/02/2022	4,931,559
	15,895,000	3.00%, 10/30/2024	15,128,957
	15,850,000	3.40%, 02/27/2023	15,725,341
	8,010,000	American Express Credit Corp. 2.70%, 03/03/2022	7,839,129
	6,700,000	BlackRock, Inc. 3.20%, 03/15/2027	6,440,708
	3,235,000	Capital One Bank USA NA 2.30%, 06/05/2019	3,210,228
		Cboe Global Markets, Inc.
	255,000	1.95%, 06/28/2019	251,729
	3,560,000	3.65%, 01/12/2027	3,434,538
	1,115,000	FBM Finance, Inc. 8.25%, 08/15/2021(6)	1,173,538
	1,170,000	Fly Leasing Ltd. 5.25%, 10/15/2024	1,131,975
	2,230,000	FMR LLC 4.95%, 02/01/2033(6)	2,442,607
	11,609,000	GE Capital International Funding Co. 4.42%, 11/15/2035	11,117,161
	2,565,000	goeasy Ltd. 7.88%, 11/01/2022(6)	2,718,900
	5,545,000	Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(4)	5,450,518
	240,000	Intercontinental Exchange, Inc. 4.00%, 10/15/2023	244,862
	399,000	MassMutual Global Funding II 2.10%, 08/02/2018(6)	398,480
		Nasdaq, Inc.
	12,925,000	3.85%, 06/30/2026	12,551,249
	10,455,000	4.25%, 06/01/2024	10,543,644
		National Rural Utilities Cooperative Finance Corp.
	6,625,000	3.25%, 11/01/2025	6,467,467
	245,000	3.40%, 11/15/2023	245,396
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,765,000	6.50%, 08/01/2018	1,772,060
	3,660,000	6.50%, 07/01/2021	3,705,750
		Navient Corp.
	3,002,000	5.50%, 01/25/2023	2,956,069
	365,000	5.63%, 08/01/2033	313,900
	240,000	5.88%, 03/25/2021	245,700
	3,111,000	5.88%, 10/25/2024	3,048,780
	4,125,000	6.13%, 03/25/2024	4,130,156
	1,816,000	6.50%, 06/15/2022	1,865,940
	1,422,000	7.25%, 09/25/2023	1,485,990

The accompanying notes are an integral part of these financial statements.

43

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Diversified Financial Services - 1.5% - (continued)
		Springleaf Finance Corp.
$	830,000	5.25%, 12/15/2019	$840,358
	1,480,000	6.13%, 05/15/2022	1,515,150
	675,000	6.88%, 03/15/2025	681,750
	1,610,000	7.75%, 10/01/2021	1,752,888
	2,815,000	8.25%, 12/15/2020	3,104,326
	5,825,000	Synchrony Financial 4.50%, 07/23/2025	5,730,922
	4,640,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(6)	4,593,600
	2,890,000	Vantiv LLC / Vanity Issuer Corp. 4.38%, 11/15/2025(6)	2,759,950
		Visa, Inc.
	4,760,000	2.75%, 09/15/2027	4,445,161
	3,905,000	3.15%, 12/14/2025	3,807,950
	2,000,000	4.15%, 12/14/2035	2,081,382
	3,635,000	4.30%, 12/14/2045	3,779,131

			189,147,234

		Electric - 3.0%
		Abu Dhabi National Energy Co. PJSC
	785,000	3.63%, 01/12/2023(9)	765,981
	525,000	4.38%, 04/23/2025(6)	519,655
	300,000	4.38%, 06/22/2026(9)	293,100
	285,000	4.88%, 04/23/2030(6)	282,483
	527,000	5.88%, 12/13/2021(9)	561,897
	4,430,000	AEP Texas, Inc. 3.80%, 10/01/2047	4,149,719
	2,565,000	AEP Transmission Co. LLC 3.10%, 12/01/2026	2,439,052
		AES Corp.
	5,705,000	4.00%, 03/15/2021	5,735,236
	4,100,000	5.13%, 09/01/2027	4,161,500
	13,090,000	Alabama Power Co. 2.45%, 03/30/2022	12,693,814
	5,210,000	Baltimore Gas & Electric Co. 3.50%, 11/15/2021	5,256,106
		Berkshire Hathaway Energy Co.
	15,710,000	3.25%, 04/15/2028(6)	14,994,834
	245,000	3.75%, 11/15/2023	247,413
	500,000	5.95%, 05/15/2037	613,611
	6,740,000	CenterPoint Energy, Inc. 2.50%, 09/01/2022	6,458,953
		Centrais Electricas Brasileiras S.A.
	1,155,000	5.75%, 10/27/2021(9)	1,178,100
	150,000	6.88%, 07/30/2019(9)	154,605
	4,840,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	4,532,480
	240,000	Comision Federal de Electricidad 4.88%, 01/15/2024(6)	245,700
		Commonwealth Edison Co.
	605,000	3.65%, 06/15/2046	566,843
	620,000	4.35%, 11/15/2045	646,468
		Consolidated Edison Co. of New York, Inc.
	3,860,000	4.30%, 12/01/2056	3,887,405
	1,195,000	4.50%, 12/01/2045	1,261,676
	5,875,000	4.63%, 12/01/2054	6,260,333
		Dominion Energy, Inc.
	10,400,000	2.50%, 12/01/2019	10,274,757
	11,710,000	3.90%, 10/01/2025	11,579,395

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Electric - 3.0% - (continued)
$	2,185,000	4.70%, 12/01/2044	$2,276,469
	3,390,000	7.00%, 06/15/2038	4,408,697
		DTE Energy Co.
	4,150,000	3.80%, 03/15/2027	4,041,361
	245,000	3.85%, 12/01/2023	246,324
		Duke Energy Carolinas LLC
	3,225,000	2.50%, 03/15/2023	3,107,411
	9,845,000	2.95%, 12/01/2026	9,361,706
	3,270,000	3.75%, 06/01/2045	3,124,874
	3,305,000	3.88%, 03/15/2046	3,242,435
	3,000,000	5.30%, 02/15/2040	3,521,833
		Duke Energy Corp.
	250,000	3.55%, 09/15/2021	251,593
	2,935,000	3.75%, 04/15/2024	2,926,286
	3,000,000	3.95%, 10/15/2023	3,040,745
		Duke Energy Progress LLC
	2,060,000	4.10%, 05/15/2042	2,075,494
	1,940,000	4.15%, 12/01/2044	1,971,782
	6,845,000	4.20%, 08/15/2045	7,019,064
	2,730,000	4.38%, 03/30/2044	2,866,539
	214,000	Edison International 2.95%, 03/15/2023	206,539
		Emera U.S. Finance L.P.
	255,000	2.70%, 06/15/2021	248,390
	1,755,000	4.75%, 06/15/2046	1,748,986
	26,350,000	Enel Finance International N.V. 3.50%, 04/06/2028(6)	24,466,855
		Entergy Corp.
	1,930,000	2.95%, 09/01/2026	1,773,408
	245,000	4.00%, 07/15/2022	248,218
	2,775,000	Eversource Energy 2.80%, 05/01/2023	2,669,335
	2,105,000	Exelon Corp. 3.40%, 04/15/2026	2,013,368
		FirstEnergy Corp.
	378,000	4.25%, 03/15/2023	383,963
	9,580,000	7.38%, 11/15/2031	12,560,185
		FirstEnergy Transmission LLC
	7,260,000	4.35%, 01/15/2025(6)	7,389,353
	2,630,000	5.45%, 07/15/2044(6)	2,953,758
		Fortis, Inc.
	4,960,000	2.10%, 10/04/2021	4,742,942
	7,060,000	3.06%, 10/04/2026	6,475,599
		Georgia Power Co.
	4,570,000	2.40%, 04/01/2021	4,459,638
	2,725,000	4.30%, 03/15/2042	2,727,938
		Infraestructura Energetica Nova S.A.B. de C.V.
	4,150,000	3.75%, 01/14/2028(6)	3,895,812
	5,460,000	4.88%, 01/14/2048(6)	4,982,250
	7,155,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	6,926,620
	955,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(6)(9)	911,996
		ITC Holdings Corp.
	7,280,000	2.70%, 11/15/2022(6)	6,974,683
	6,355,000	3.25%, 06/30/2026	6,001,506
	255,000	Kansas City Power & Light Co. 3.15%, 03/15/2023	249,098
	2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,751,425

The accompanying notes are an integral part of these financial statements.

44

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Electric - 3.0% - (continued)
$	255,000	NextEra Energy Capital Holdings, Inc. 2.80%, 01/15/2023	$246,170
	240,000	NRG Energy, Inc. 6.25%, 07/15/2022	246,000
		Oncor Electric Delivery Co. LLC
	5,666,000	2.95%, 04/01/2025	5,428,047
	3,915,000	4.10%, 06/01/2022	4,013,355
		Pacific Gas & Electric Co.
	7,530,000	2.95%, 03/01/2026	6,942,608
	245,000	3.50%, 10/01/2020	245,531
	6,000,000	3.50%, 06/15/2025	5,779,348
	2,525,000	4.30%, 03/15/2045	2,394,714
	2,400,000	6.05%, 03/01/2034	2,819,465
	3,500,000	PacifiCorp 4.10%, 02/01/2042	3,527,359
	7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(6)	7,437,632
	2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,732,100
	250,000	PPL Capital Funding, Inc. 3.40%, 06/01/2023	245,762
	1,750,000	Progress Energy, Inc. 7.00%, 10/30/2031	2,226,768
	1,930,000	Public Service Co. of Colorado 3.60%, 09/15/2042	1,812,293
	230,000	Puget Energy, Inc. 5.63%, 07/15/2022	245,379
	4,770,000	San Diego Gas & Electric Co. 3.60%, 09/01/2023	4,816,745
		SCANA Corp.
	5,000,000	4.13%, 02/01/2022	4,927,320
	240,000	4.75%, 05/15/2021	243,161
	9,647,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	8,927,149
		South Carolina Electric & Gas Co.
	6,840,000	4.10%, 06/15/2046	6,287,600
	1,930,000	5.30%, 05/15/2033	2,065,938
		Southern California Edison Co.
	3,525,000	4.13%, 03/01/2048	3,504,961
	1,010,000	6.05%, 03/15/2039	1,278,690
		Southern Co.
	20,545,000	2.75%, 06/15/2020	20,356,369
	4,055,000	2.95%, 07/01/2023	3,908,040
	5,005,000	4.40%, 07/01/2046	4,935,086
	255,000	Southern Power Co. 2.38%, 06/01/2020	250,658
	250,000	Southwestern Public Service Co. 3.30%, 06/15/2024	245,685
	3,050,000	State Grid Overseas Investment Ltd. 4.25%, 05/02/2028(6)(12)	3,053,734
	1,750,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(3)	—

			372,149,261

		Electrical Components & Equipment - 0.0%
	1,650,000	General Cable Corp. 5.75%, 10/01/2022	1,694,138

		Electronics - 0.0%
	250,000	Avnet, Inc. 3.75%, 12/01/2021	248,214

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Electronics - 0.0% - (continued)
$	250,000	Keysight Technologies, Inc. 3.30%, 10/30/2019	$249,334

			497,548

		Engineering & Construction - 0.2%
	8,305,000	Mexico City Airport Trust 3.88%, 04/30/2028(6)	7,454,568
		SBA Tower Trust
	11,750,000	3.17%, 04/09/2047(6)	11,575,684
	2,705,000	3.45%, 03/15/2048(6)	2,684,133

			21,714,385

		Entertainment - 0.2%
	3,030,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(6)	2,893,650
	7,222,000	Discovery Communications LLC 2.80%, 06/15/2020(6)	7,138,591
	2,525,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	2,502,906
	235,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 11/01/2023	242,931
	3,060,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(6)	3,186,225
	5,145,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(6)	4,926,338
	3,015,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	3,150,675
	910,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(6)	878,150
		Scientific Games International, Inc.
	1,545,000	5.00%, 10/15/2025(6)	1,492,393
	2,000,000	6.63%, 05/15/2021	2,040,000
	1,360,000	10.00%, 12/01/2022	1,465,808

			29,917,667

		Environmental Control - 0.1%
		Clean Harbors, Inc.
	1,975,000	5.13%, 06/01/2021	1,987,344
	119,000	5.25%, 08/01/2020	119,297
	6,550,000	Republic Services, Inc. 3.55%, 06/01/2022	6,555,121
	730,000	Tervita Escrow Corp. 7.63%, 12/01/2021(6)	744,600
	260,000	Waste Management, Inc. 2.40%, 05/15/2023	246,507
	1,170,000	Waste Pro USA, Inc. 5.50%, 02/15/2026(6)	1,157,949

			10,810,818

		Food - 0.6%
	245,000	Cencosud S.A. 4.88%, 01/20/2023(6)	247,043
	6,705,000	Danone S.A. 2.59%, 11/02/2023(6)	6,328,884
	14,390,000	JM Smucker Co. 3.38%, 12/15/2027	13,518,237
		Kraft Heinz Foods Co.
	250,000	2.80%, 07/02/2020	248,180
	5,415,000	3.00%, 06/01/2026	4,915,893
	9,060,000	3.50%, 07/15/2022	8,987,371

The accompanying notes are an integral part of these financial statements.

45

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Food - 0.6% - (continued)
$	4,115,000	3.95%, 07/15/2025	$4,053,693
	8,460,000	4.38%, 06/01/2046	7,611,651
	1,870,000	5.00%, 07/15/2035	1,895,490
	265,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	250,425
	11,000,000	Mondelez International Holdings Netherlands B.V. 1.63%, 10/28/2019(6)	10,782,224
		Post Holdings, Inc.
	4,175,000	5.00%, 08/15/2026(6)	3,914,062
	3,280,000	5.63%, 01/15/2028(6)	3,132,400
	1,820,000	5.75%, 03/01/2027(6)	1,781,871
		Sysco Corp.
	3,140,000	3.30%, 07/15/2026	3,001,361
	960,000	4.50%, 04/01/2046	940,885
		TreeHouse Foods, Inc.
	3,520,000	4.88%, 03/15/2022	3,493,600
	605,000	6.00%, 02/15/2024(6)	601,975
	250,000	Tyson Foods, Inc. 2.65%, 08/15/2019	248,915

			75,954,160

		Food Service - 0.0%
	260,000	Aramark Services, Inc. 4.75%, 06/01/2026	252,200

		Forest Products & Paper - 0.1%
		International Paper Co.
	6,035,000	3.65%, 06/15/2024	5,939,116
	5,345,000	4.40%, 08/15/2047	4,934,851
	1,869,000	5.00%, 09/15/2035	1,947,565
	745,000	7.30%, 11/15/2039	970,988

			13,792,520

		Gas - 0.3%
	250,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.63%, 05/20/2024	248,750
	6,310,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	6,476,844
	20,000,000	NiSource, Inc. 2.65%, 11/17/2022	19,221,111
		Sempra Energy
	8,750,000	2.40%, 02/01/2020	8,640,204
	250,000	2.85%, 11/15/2020	247,043
	265,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	248,763

			35,082,715

		Healthcare-Products - 0.9%
		Abbott Laboratories
	5,905,000	2.90%, 11/30/2021	5,822,813
	6,550,000	4.75%, 11/30/2036	6,935,259
		Becton Dickinson and Co.
	23,855,000	2.89%, 06/06/2022	23,078,244
	18,325,000	3.36%, 06/06/2024	17,630,465
		Boston Scientific Corp.
	7,000,000	3.38%, 05/15/2022	6,941,902
	16,185,000	4.00%, 03/01/2028	16,021,969
	5,215,000	Covidien International Finance S.A. 4.20%, 06/15/2020	5,348,088
	8,023,000	Medtronic, Inc. 4.38%, 03/15/2035	8,317,026

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Healthcare-Products - 0.9% - (continued)
$	5,750,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(6)	$5,750,000
		Stryker Corp.
	250,000	3.38%, 05/15/2024	246,625
	4,690,000	4.63%, 03/15/2046	4,888,167
	4,055,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	3,928,633
	250,000	Zimmer Biomet Holdings, Inc. 3.15%, 04/01/2022	245,348

			105,154,539

		Healthcare-Services - 1.0%
	10,815,000	Aetna, Inc. 2.80%, 06/15/2023	10,325,186
		Anthem, Inc.
	4,760,000	3.13%, 05/15/2022	4,655,146
	3,100,000	3.30%, 01/15/2023	3,049,362
	3,175,000	3.50%, 08/15/2024	3,086,684
	18,420,000	3.65%, 12/01/2027	17,535,537
	3,050,000	4.38%, 12/01/2047	2,860,088
	3,315,000	4.63%, 05/15/2042	3,246,593
	240,000	Centene Corp. 6.13%, 02/15/2024	251,400
	655,000	Charles River Laboratories International, Inc. 5.50%, 04/01/2026(6)	666,266
		Cigna Corp.
	3,445,000	3.05%, 10/15/2027	3,126,484
	4,305,000	3.25%, 04/15/2025	4,066,755
	8,070,000	3.88%, 10/15/2047	7,026,802
	245,000	4.00%, 02/15/2022	248,606
	2,060,000	Coventry Health Care, Inc. 5.45%, 06/15/2021	2,172,546
		Envision Healthcare Corp.
	700,000	5.13%, 07/01/2022(6)	691,250
	2,070,000	5.63%, 07/15/2022	2,075,175
	3,335,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	3,505,919
		HCA, Inc.
	255,000	5.00%, 03/15/2024	257,869
	5,235,000	5.38%, 02/01/2025	5,208,825
	2,125,000	5.88%, 05/01/2023	2,215,313
	1,075,000	5.88%, 02/15/2026	1,088,438
	1,627,000	7.50%, 11/15/2095	1,614,798
		Humana, Inc.
	5,895,000	2.50%, 12/15/2020	5,790,558
	3,555,000	3.85%, 10/01/2024	3,540,010
	14,570,000	3.95%, 03/15/2027	14,377,720
	245,000	Laboratory Corp. of America Holdings 4.00%, 11/01/2023	247,360
	540,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(6)	550,800
	250,000	Tenet Healthcare Corp. 4.38%, 10/01/2021	246,250
		UnitedHealth Group, Inc.
	255,000	2.88%, 03/15/2023	248,861
	9,685,000	4.63%, 07/15/2035	10,351,904
	1,981,000	6.88%, 02/15/2038	2,666,237
	5,045,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(6)	4,956,712

			121,951,454

The accompanying notes are an integral part of these financial statements.

46

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Home Builders - 0.1%
$	2,970,000	AV Homes, Inc. 6.63%, 05/15/2022	$3,040,537
		Beazer Homes USA, Inc.
	830,000	5.88%, 10/15/2027	759,450
	865,000	6.75%, 03/15/2025	849,863
	1,950,000	8.75%, 03/15/2022	2,099,175
		KB Home
	1,450,000	7.00%, 12/15/2021	1,538,813
	1,095,000	7.50%, 09/15/2022	1,201,763
	1,586,000	8.00%, 03/15/2020	1,697,020
	245,000	Lennar Corp. 4.75%, 11/15/2022	245,262
		M/I Homes, Inc.
	750,000	5.63%, 08/01/2025	721,875
	3,170,000	6.75%, 01/15/2021	3,261,137
	245,000	PulteGroup, Inc. 5.50%, 03/01/2026	248,969
	240,000	Toll Brothers Finance Corp. 5.63%, 01/15/2024	252,300

			15,916,164

		Household Products - 0.0%
	4,195,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	2,517,000

		Household Products/Wares - 0.1%
EUR	2,380,000	Diamond (BC) B.V. 5.63%, 08/15/2025(6)	2,746,334
		S.C. Johnson & Son, Inc.
$	2,520,000	4.00%, 05/15/2043(6)	2,473,955
	1,840,000	4.75%, 10/15/2046(6)	2,043,027

			7,263,316

		Insurance - 1.7%
	1,905,000	ACE Capital Trust II 9.70%, 04/01/2030	2,724,150
		American International Group, Inc.
	4,345,000	3.88%, 01/15/2035	3,991,955
	5,000,000	3.90%, 04/01/2026	4,888,731
	6,050,000	4.38%, 01/15/2055	5,481,370
	4,005,000	4.50%, 07/16/2044	3,848,081
	2,680,000	4.70%, 07/10/2035	2,689,879
		Aon plc
	4,775,000	3.50%, 06/14/2024	4,680,119
	5,480,000	3.88%, 12/15/2025	5,429,306
	2,300,000	4.25%, 12/12/2042	2,133,405
	11,664,000	4.75%, 05/15/2045	11,827,078
		AXA Equitable Holdings, Inc.
	3,345,000	3.90%, 04/20/2023(6)	3,333,605
	15,770,000	4.35%, 04/20/2028(6)	15,413,010
	3,460,000	Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	3,592,183
	260,000	Chubb INA Holdings, Inc. 2.70%, 03/13/2023	251,699
		CNA Financial Corp.
	9,800,000	3.45%, 08/15/2027	9,190,521
	245,000	3.95%, 05/15/2024	244,872
	250,000	CNO Financial Group, Inc. 4.50%, 05/30/2020	251,250
		Genworth Holdings, Inc.
	205,000	4.80%, 02/15/2024	161,950
	2,130,000	4.90%, 08/15/2023	1,693,350

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Insurance - 1.7% - (continued)
$	770,000	7.20%, 02/15/2021	$725,725
	1,250,000	7.63%, 09/24/2021	1,175,000
	255,000	7.70%, 06/15/2020	247,988
	255,000	Loews Corp. 2.63%, 05/15/2023	244,476
		Marsh & McLennan Cos., Inc.
	7,485,000	2.75%, 01/30/2022	7,298,160
	1,635,000	3.75%, 03/14/2026	1,612,528
	3,900,000	4.05%, 10/15/2023	3,947,865
	1,008,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(6)	1,565,666
	13,334,000	MassMutual Global Funding II 2.50%, 04/13/2022(6)	12,951,456
	2,010,000	MetLife, Inc. 4.60%, 05/13/2046	2,059,050
		Metropolitan Life Global Funding I
	7,020,000	1.75%, 09/19/2019(6)	6,907,024
	15,080,000	2.40%, 01/08/2021(6)	14,785,882
	13,735,000	3.00%, 09/19/2027(6)	12,773,222
	700,000	MGIC Investment Corp. 5.75%, 08/15/2023	715,750
	4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(6)	7,800,718
		New York Life Global Funding
	14,915,000	1.95%, 09/28/2020(6)	14,522,774
	14,205,000	3.00%, 01/10/2028(6)	13,337,261
	1,345,000	Radian Group, Inc. 4.50%, 10/01/2024	1,284,475
	3,170,000	Trinity Acquisition plc 4.40%, 03/15/2026	3,173,799
	4,230,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(6)	4,230,000
	10,435,000	Willis North America, Inc. 3.60%, 05/15/2024	10,118,709

			203,304,042

		Internet - 0.8%
		Alibaba Group Holding Ltd.
	5,340,000	2.80%, 06/06/2023	5,131,012
	18,635,000	3.40%, 12/06/2027	17,544,648
	10,585,000	4.00%, 12/06/2037	9,969,356
	8,675,000	4.20%, 12/06/2047	8,163,578
		Amazon.com, Inc.
	3,025,000	2.80%, 08/22/2024(6)	2,911,428
	13,385,000	3.88%, 08/22/2037(6)	13,267,206
	5,935,000	4.05%, 08/22/2047(6)	5,870,669
	2,940,000	4.80%, 12/05/2034	3,242,081
	5,535,000	4.95%, 12/05/2044	6,250,280
	250,000	Baidu, Inc. 3.50%, 11/28/2022	246,045
		Netflix, Inc.
	235,000	5.50%, 02/15/2022	243,812
	2,270,000	5.88%, 02/15/2025	2,331,744
	250,000	Symantec Corp. 3.95%, 06/15/2022	249,979
		Tencent Holdings Ltd.
	510,000	2.99%, 01/19/2023(6)	493,777
	13,880,000	3.60%, 01/19/2028(6)	13,190,132
	3,145,000	3.93%, 01/19/2038(6)	2,965,480
	245,000	VeriSign, Inc. 4.63%, 05/01/2023	245,612

The accompanying notes are an integral part of these financial statements.

47

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Internet - 0.8% - (continued)
		Zayo Group LLC / Zayo Capital, Inc.
$	1,955,000	6.00%, 04/01/2023	$2,013,650
	2,735,000	6.38%, 05/15/2025	2,831,272

			97,161,761

		Iron/Steel - 0.3%
		AK Steel Corp.
	265,000	6.38%, 10/15/2025	248,276
	2,230,000	7.00%, 03/15/2027(11)	2,163,100
	1,375,000	7.63%, 10/01/2021	1,402,500
	720,000	Gerdau Trade, Inc. 4.88%, 10/24/2027(6)	696,600
	250,000	JSW Steel Ltd. 5.25%, 04/13/2022(9)	247,813
	965,000	Signode Industrial Group Lux S.A. / Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(6)	995,783
		Steel Dynamics, Inc.
	3,430,000	4.13%, 09/15/2025	3,273,523
	665,000	5.13%, 10/01/2021	676,837
	2,010,000	5.50%, 10/01/2024	2,065,275
		Vale Overseas Ltd.
	12,350,000	6.25%, 08/10/2026	13,620,815
	3,670,000	6.88%, 11/21/2036	4,254,998
	6,415,000	6.88%, 11/10/2039	7,454,230
	1,620,000	Vale S.A. 5.63%, 09/11/2042	1,678,644

			38,778,394

		IT Services - 0.6%
		Apple, Inc.
	17,000,000	2.85%, 02/23/2023	16,708,974
	8,650,000	2.90%, 09/12/2027	8,139,852
	3,865,000	3.85%, 08/04/2046	3,664,259
	2,895,000	4.25%, 02/09/2047	2,942,562
	3,990,000	4.38%, 05/13/2045	4,131,254
	1,120,000	4.45%, 05/06/2044	1,164,970
	9,180,000	4.65%, 02/23/2046	9,822,993
	2,710,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(6)	3,203,220
	245,000	DXC Technology Co. 4.45%, 09/18/2022	249,644
		Hewlett Packard Enterprise Co.
	9,365,000	4.90%, 10/15/2025	9,619,625
	12,545,000	6.35%, 10/15/2045	12,889,742

			72,537,095

		Lodging - 0.2%
	3,650,000	Boyd Gaming Corp. 6.38%, 04/01/2026	3,821,440
	770,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	1,350,426
	4,625,000	FelCor Lodging L.P. 6.00%, 06/01/2025	4,729,062
	245,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.63%, 04/01/2025	237,601
	3,610,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(6)	3,727,325

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Lodging - 0.2% - (continued)
$	2,185,000	Station Casinos LLC 5.00%, 10/01/2025(6)	$2,092,138
	3,105,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(6)	2,976,919

			18,934,911

		Machinery-Construction & Mining - 0.2%
	4,725,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(6)	5,024,801
	23,350,000	Caterpillar Financial Services Corp. 2.55%, 11/29/2022	22,541,448

			27,566,249

		Machinery-Diversified - 0.1%
	3,270,000	Cloud Crane LLC 10.13%, 08/01/2024(6)	3,556,125
	245,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	249,900
	10,985,000	John Deere Capital Corp. 2.35%, 01/08/2021	10,790,016

			14,596,041

		Media - 2.9%
		21st Century Fox America, Inc.
	5,595,000	3.38%, 11/15/2026	5,408,933
	240,000	4.00%, 10/01/2023	243,855
	3,890,000	4.95%, 10/15/2045	4,247,566
	1,177,000	5.40%, 10/01/2043	1,352,485
	3,197,000	6.40%, 12/15/2035	3,975,824
	520,000	6.65%, 11/15/2037	662,099
	3,485,000	Altice France S.A. 7.38%, 05/01/2026(6)	3,376,094
	2,040,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(6)(11)	1,948,200
		CBS Corp.
	16,685,000	2.90%, 06/01/2023(6)	15,937,481
	1,140,000	2.90%, 01/15/2027	1,020,178
	9,920,000	3.50%, 01/15/2025	9,541,566
		CCO Holdings LLC / CCO Holdings Capital Corp.
	1,695,000	5.13%, 05/01/2023(6)	1,702,966
	1,600,000	5.25%, 09/30/2022	1,625,000
	3,870,000	5.75%, 09/01/2023	3,918,375
	205,000	5.75%, 01/15/2024	206,927
	1,550,000	5.75%, 02/15/2026(6)	1,538,375
	7,490,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(6)	7,405,341
		Charter Communications Operating LLC / Charter Communications Operating Capital
	5,455,000	3.58%, 07/23/2020	5,470,701
	11,845,000	4.20%, 03/15/2028	11,215,142
	9,605,000	4.46%, 07/23/2022	9,792,606
	2,135,000	4.91%, 07/23/2025	2,169,314
	17,150,000	5.38%, 05/01/2047	16,143,853
	3,000,000	5.75%, 04/01/2048	2,975,349
	8,613,000	6.48%, 10/23/2045	9,232,111
		Comcast Corp.
	260,000	2.75%, 03/01/2023	251,770
	2,985,000	3.20%, 07/15/2036	2,566,641
	12,525,000	3.55%, 05/01/2028	12,079,304

The accompanying notes are an integral part of these financial statements.

48

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Media - 2.9% - (continued)
$	6,083,000	3.97%, 11/01/2047	$5,570,562
	1,913,000	4.05%, 11/01/2052	1,742,087
	4,605,000	4.40%, 08/15/2035	4,642,519
	5,000,000	4.60%, 08/15/2045	5,037,880
	975,000	5.65%, 06/15/2035	1,122,060
	510,000	7.05%, 03/15/2033	659,097
		Cox Communications, Inc.
	11,590,000	3.15%, 08/15/2024(6)	11,027,967
	10,479,000	4.50%, 06/30/2043(6)	9,270,773
	2,286,000	4.70%, 12/15/2042(6)	2,102,138
	7,875,000	4.80%, 02/01/2035(6)	7,734,367
	2,604,000	6.45%, 12/01/2036(6)	2,965,932
	1,275,000	8.38%, 03/01/2039(6)	1,724,830
		CSC Holdings LLC
	1,325,000	5.25%, 06/01/2024	1,241,359
	2,860,000	10.13%, 01/15/2023(6)	3,171,025
	882,000	10.88%, 10/15/2025(6)	1,034,145
		Discovery Communications LLC
	6,087,000	3.95%, 06/15/2025(6)	5,961,009
	480,000	4.38%, 06/15/2021	489,798
	6,880,000	5.20%, 09/20/2047	6,729,161
		DISH DBS Corp.
	3,120,000	5.00%, 03/15/2023	2,702,700
	1,825,000	5.88%, 07/15/2022	1,678,544
	455,000	5.88%, 11/15/2024	387,319
	3,865,000	6.75%, 06/01/2021	3,845,675
	1,260,000	7.88%, 09/01/2019	1,305,675
		Gray Television, Inc.
	2,160,000	5.13%, 10/15/2024(6)	2,060,100
	630,000	5.88%, 07/15/2026(6)	606,375
	215,000	Grupo Televisa S.A.B. 6.63%, 03/18/2025	241,137
	2,910,000	Liberty Interactive LLC 8.25%, 02/01/2030	3,128,250
	335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	343,375
		Sinclair Television Group, Inc.
	570,000	5.13%, 02/15/2027(6)	528,675
	925,000	5.88%, 03/15/2026(6)	913,437
	2,205,000	6.13%, 10/01/2022	2,268,394
	16,875,000	Sky plc 3.13%, 11/26/2022(6)	16,596,775
		TEGNA, Inc.
	2,305,000	4.88%, 09/15/2021(6)	2,333,812
	1,285,000	5.50%, 09/15/2024(6)	1,307,487
	2,610,000	6.38%, 10/15/2023	2,694,825
		Time Warner Cable LLC
	540,000	4.00%, 09/01/2021	541,695
	1,875,000	4.50%, 09/15/2042	1,589,179
	1,300,000	5.50%, 09/01/2041	1,272,314
	10,340,000	5.88%, 11/15/2040	10,610,020
	2,825,000	6.75%, 06/15/2039	3,186,131
	535,000	8.75%, 02/14/2019	558,534
	1,565,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,026,949
	5,005,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	5,894,584
		Time Warner, Inc.
	4,015,000	2.95%, 07/15/2026	3,689,367
	10,175,000	3.60%, 07/15/2025	9,836,096
	5,880,000	3.88%, 01/15/2026	5,750,052

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Media - 2.9% - (continued)
$	245,000	4.05%, 12/15/2023	$247,743
	6,545,000	5.35%, 12/15/2043	6,828,942
	2,735,000	Tribune Media Co. 5.88%, 07/15/2022	2,769,187
	245,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.00%, 01/15/2025(6)	250,513
	265,000	Univision Communications, Inc. 5.13%, 02/15/2025(6)	245,125
		Viacom, Inc.
	21,620,000	4.25%, 09/01/2023	21,739,504
	10,980,000	4.38%, 03/15/2043	9,734,863
	12,350,000	4.85%, 12/15/2034	12,104,497
	1,565,000	Videotron Ltd. 5.00%, 07/15/2022	1,598,256
	250,000	Virgin Media Secured Finance plc 5.50%, 01/15/2025(6)	243,125
	205,000	Vrio Finco LLC 6.25%, 04/04/2023(6)	206,538
	1,740,000	WMG Acquisition Corp. 5.50%, 04/15/2026(6)	1,748,700

			353,849,234

		Metal Fabricate/Hardware - 0.0%
		Novelis Corp.
	1,045,000	5.88%, 09/30/2026(6)	1,037,163
	2,810,000	6.25%, 08/15/2024(6)	2,862,687
	630,000	TriMas Corp. 4.88%, 10/15/2025(6)	606,375

			4,506,225

		Mining - 0.6%
		Anglo American Capital plc
	5,920,000	3.75%, 04/10/2022(6)	5,865,122
	580,000	4.13%, 04/15/2021(6)	584,802
	7,246,000	4.13%, 09/27/2022(6)	7,265,512
	480,000	4.88%, 05/14/2025(6)	486,866
	4,015,000	Barrick North America Finance LLC 5.75%, 05/01/2043	4,591,983
	1,825,000	BHP Billiton Finance USA Ltd. 5.00%, 09/30/2043	2,055,535
	2,920,000	Constellium N.V. 5.88%, 02/15/2026(6)	2,876,200
		Corp. Nacional del Cobre de Chile
	3,580,000	3.63%, 08/01/2027(6)	3,405,439
	485,000	4.50%, 08/13/2023(6)	497,790
		First Quantum Minerals Ltd.
	255,000	6.88%, 03/01/2026(6)	242,250
	1,410,000	7.00%, 02/15/2021(6)	1,413,144
	290,000	7.25%, 04/01/2023(6)	289,217
	1,010,000	7.50%, 04/01/2025(6)	998,688
	250,000	FMG Resources August 2006 Pty Ltd. 5.13%, 05/15/2024(6)	246,875
		Freeport-McMoRan, Inc.
	250,000	4.55%, 11/14/2024	241,250
	805,000	5.40%, 11/14/2034	742,612
		Glencore Finance Canada Ltd.
	330,000	5.55%, 10/25/2042(6)	341,399
	5,030,000	6.00%, 11/15/2041(6)	5,489,239
	12,640,000	Glencore Funding LLC 4.00%, 03/27/2027(6)	12,049,069

The accompanying notes are an integral part of these financial statements.

49

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Mining - 0.6% - (continued)
$	7,000,000	Goldcorp, Inc. 3.63%, 06/09/2021	$7,001,549
	1,940,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,998,200
		New Gold, Inc.
	155,000	6.25%, 11/15/2022(6)	158,100
	1,530,000	6.38%, 05/15/2025(6)	1,558,687
	3,080,000	Newmont Mining Corp. 4.88%, 03/15/2042	3,185,001
	370,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 7.13%, 11/01/2022(6)	376,771
		Southern Copper Corp.
	235,000	5.38%, 04/16/2020	244,437
	7,768,000	5.88%, 04/23/2045	8,689,625
		Teck Resources Ltd.
	260,000	3.75%, 02/01/2023	251,467
	1,480,000	8.50%, 06/01/2024(6)	1,652,050

			74,798,879

		Miscellaneous Manufacturing - 0.2%
	3,405,000	Bombardier, Inc. 6.13%, 01/15/2023(6)	3,426,281
	13,030,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	12,934,916
	8,600,000	Siemens Financieringsmaatschappij N.V. 3.13%, 03/16/2024(6)	8,409,197

			24,770,394

		Office/Business Equipment - 0.1%
	1,495,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	1,525,049
	6,110,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	5,767,840
	260,000	Xerox Corp. 3.63%, 03/15/2023	251,994

			7,544,883

		Oil & Gas - 2.6%
		Anadarko Petroleum Corp.
	1,875,000	3.45%, 07/15/2024	1,804,595
	1,250,000	4.50%, 07/15/2044	1,182,334
	5,860,000	6.45%, 09/15/2036	6,953,381
	7,041,000	6.60%, 03/15/2046	8,641,174
	2,275,000	6.95%, 06/15/2019	2,370,166
	17,090,000	Andeavor 3.80%, 04/01/2028	16,450,986
	3,865,000	BG Energy Capital plc 4.00%, 10/15/2021(6)	3,937,975
	4,230,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(6)	4,335,750
		BP Capital Markets plc
	8,835,000	3.22%, 11/28/2023	8,704,473
	2,840,000	3.81%, 02/10/2024	2,875,544
	4,990,000	California Resources Corp. 8.00%, 12/15/2022(6)	4,291,400
		Canadian Natural Resources Ltd.
	6,310,000	2.95%, 01/15/2023	6,096,971
	32,445,000	3.85%, 06/01/2027	31,386,022
	4,626,000	3.90%, 02/01/2025	4,562,227
	990,000	7.20%, 01/15/2032	1,233,826

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Oil & Gas - 2.6% - (continued)
$	3,610,000	CNOOC Finance 2013 Ltd. 3.00%, 05/09/2023	$3,449,366
		Continental Resources, Inc.
	1,825,000	3.80%, 06/01/2024	1,779,375
	7,220,000	4.38%, 01/15/2028(6)	7,098,162
	391,000	4.50%, 04/15/2023	395,888
	3,565,000	4.90%, 06/01/2044	3,493,700
	553,000	5.00%, 09/15/2022	561,986
	3,480,000	Denbury Resources, Inc. 9.00%, 05/15/2021(6)	3,636,600
		Devon Energy Corp.
	1,390,000	5.00%, 06/15/2045	1,446,432
	3,695,000	5.60%, 07/15/2041	4,075,640
	1,695,000	Ecopetrol S.A. 5.88%, 09/18/2023	1,803,463
	245,000	EnCana Corp. 3.90%, 11/15/2021	246,779
	2,055,000	Energen Corp. 4.63%, 09/01/2021	2,034,450
	1,360,000	Ensco plc 5.75%, 10/01/2044	945,200
	3,075,000	EOG Resources, Inc. 3.90%, 04/01/2035	2,975,764
	255,000	EQT Corp. 3.00%, 10/01/2022	246,502
		Gazprom OAO Via Gaz Capital S.A.
	495,000	3.85%, 02/06/2020(9)	491,436
	1,625,000	9.25%, 04/23/2019(9)	1,702,187
		Hess Corp.
	260,000	3.50%, 07/15/2024	248,520
	25,755,000	4.30%, 04/01/2027	25,037,239
	1,445,000	6.00%, 01/15/2040	1,509,972
	1,325,000	7.30%, 08/15/2031	1,576,261
	700,000	7.88%, 10/01/2029	854,535
	1,455,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(6)(12)	1,460,456
		KazMunayGas National Co. JSC
	1,630,000	5.38%, 04/24/2030(6)	1,629,511
	1,320,000	6.38%, 10/24/2048(6)	1,348,076
	3,470,000	Kerr-McGee Corp. 6.95%, 07/01/2024	3,988,273
	2,365,000	Laredo Petroleum, Inc. 5.63%, 01/15/2022	2,388,650
		Marathon Oil Corp.
	1,755,000	2.80%, 11/01/2022	1,679,708
	6,920,000	3.85%, 06/01/2025	6,788,333
	5,045,000	4.40%, 07/15/2027	5,084,897
		MEG Energy Corp.
	2,360,000	6.38%, 01/30/2023(6)	2,129,900
	2,210,000	6.50%, 01/15/2025(6)	2,210,442
	690,000	7.00%, 03/31/2024(6)	619,275
	2,020,000	Noble Energy, Inc. 8.00%, 04/01/2027	2,470,132
		Petrobras Global Finance B.V.
	255,000	4.38%, 05/20/2023	248,625
	12,995,000	5.63%, 05/20/2043	10,848,876
	6,345,000	5.75%, 02/01/2029	6,021,405
	764,000	6.00%, 01/27/2028(6)	744,785
	2,625,000	6.00%, 01/27/2028(9)	2,558,981
	320,000	6.13%, 01/17/2022	337,856
	2,555,000	6.75%, 01/27/2041	2,424,695

The accompanying notes are an integral part of these financial statements.

50

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Oil & Gas - 2.6% - (continued)
$	510,000	8.75%, 05/23/2026	$597,338
		Petroleos Mexicanos
	435,000	3 mo. USD LIBOR + 2.020%, 4.38%, 07/18/2018(4)	436,884
	490,000	4.63%, 09/21/2023	483,615
	370,000	4.88%, 01/24/2022	376,013
	201,000	5.38%, 03/13/2022	208,095
	897,000	5.50%, 01/21/2021	925,704
	1,467,000	6.35%, 02/12/2048(6)	1,345,239
	4,275,000	6.50%, 03/13/2027	4,427,233
	4,305,000	6.75%, 09/21/2047	4,156,047
	17,900,000	Phillips 66 3.90%, 03/15/2028	17,600,732
	1,001,000	Pioneer Natural Resources Co. 7.20%, 01/15/2028	1,182,493
		QEP Resources, Inc.
	4,270,000	5.25%, 05/01/2023	4,163,250
	205,000	5.38%, 10/01/2022	205,000
	435,000	5.63%, 03/01/2026	416,513
	230,000	6.80%, 03/01/2020	240,350
	265,000	Range Resources Corp. 5.00%, 03/15/2023	254,930
	250,000	Reliance Holding USA, Inc. 5.40%, 02/14/2022(6)	261,172
	2,020,000	Rowan Cos., Inc. 5.85%, 01/15/2044	1,494,800
		Shell International Finance B.V.
	4,735,000	4.38%, 05/11/2045	4,919,227
	3,250,000	4.55%, 08/12/2043	3,452,227
	240,000	Sinopec Group Overseas Development Ltd. 4.38%, 10/17/2023(6)	244,446
		SM Energy Co.
	2,550,000	5.00%, 01/15/2024(11)	2,428,875
	355,000	6.13%, 11/15/2022	358,550
	170,000	6.50%, 11/15/2021	172,550
	325,000	Southwestern Energy Co. 6.45%, 01/23/2025	318,500
		State Oil Co. of the Azerbaijan Republic
	725,000	4.75%, 03/13/2023(9)	722,463
	420,000	6.95%, 03/18/2030(9)	451,240
	4,520,000	Statoil ASA 2.65%, 01/15/2024	4,340,378
		Suncor Energy, Inc.
	5,000,000	3.60%, 12/01/2024	4,930,707
	4,235,000	4.00%, 11/15/2047	4,045,020
		Sunoco L.P. / Sunoco Finance Corp.
	625,000	5.50%, 02/15/2026(6)	603,125
	395,000	5.88%, 03/15/2028(6)	383,644
		Transocean, Inc.
	675,000	6.80%, 03/15/2038(11)	567,000
	200,000	7.50%, 04/15/2031	185,000
	795,000	9.35%, 12/15/2041	795,000
	1,366,000	Tullow Oil plc 6.25%, 04/15/2022(6)	1,386,490
		Valero Energy Corp.
	3,998,000	3.40%, 09/15/2026	3,822,288
	614,000	4.90%, 03/15/2045	642,424
	235,000	6.13%, 02/01/2020	246,838
	1,380,000	6.63%, 06/15/2037	1,723,250

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Oil & Gas - 2.6% - (continued)
$	3,525,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(6)	$3,313,500
		WPX Energy, Inc.
	1,275,000	5.25%, 09/15/2024	1,284,562
	3,305,000	6.00%, 01/15/2022	3,445,462
	1,240,000	8.25%, 08/01/2023	1,407,400
		YPF S.A.
	1,017,000	6.95%, 07/21/2027(6)	1,000,474
	1,025,000	7.00%, 12/15/2047(6)	913,992
	925,000	8.50%, 07/28/2025(9)	1,010,100
	830,000	8.75%, 04/04/2024(6)	914,452

			314,223,749

		Oil & Gas Services - 0.0%
	250,000	Halliburton Co. 3.50%, 08/01/2023	248,962
	216,750	Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(6)	232,182
		Weatherford International Ltd.
	445,000	5.95%, 04/15/2042	322,625
	1,180,000	6.50%, 08/01/2036	896,800
	800,000	7.00%, 03/15/2038	628,000

			2,328,569

		Packaging & Containers - 0.3%
	5,250,000	ARD Finance S.A. 7.13%, 09/15/2023(8)	5,368,125
	1,075,000	ARD Securities Finance SARL 8.75%, 01/31/2023(6)(8)	1,131,438
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	2,975,000	6.00%, 06/30/2021(6)	3,027,092
	725,000	6.00%, 02/15/2025(6)	733,156
	570,000	7.25%, 05/15/2024(6)	601,350
		Ball Corp.
	255,000	4.00%, 11/15/2023	249,900
	250,000	4.88%, 03/15/2026	249,375
	3,580,000	Berry Global, Inc. 6.00%, 10/15/2022	3,727,675
	2,055,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(6)	1,983,075
	3,305,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(6)	3,321,525
	485,000	Graphic Packaging International LLC 4.75%, 04/15/2021	489,850
	2,665,000	Multi-Color Corp. 4.88%, 11/01/2025(6)	2,485,112
	915,000	OI European Group B.V. 4.00%, 03/15/2023(6)	869,250
		Owens-Brockway Glass Container, Inc.
	1,610,000	5.88%, 08/15/2023(6)	1,646,225
	2,710,000	6.38%, 08/15/2025(6)	2,838,725
	845,000	Plastipak Holdings, Inc. 6.25%, 10/15/2025(6)	819,650
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	3,240,000	5.13%, 07/15/2023(6)	3,260,250
	1,155,000	7.00%, 07/15/2024(6)	1,202,644

The accompanying notes are an integral part of these financial statements.

51

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Packaging & Containers - 0.3% - (continued)
$	245,000	Sealed Air Corp. 4.88%, 12/01/2022(6)	$248,675

			34,253,092

		Pharmaceuticals - 1.7%
	4,245,000	Abbott Laboratories 2.55%, 03/15/2022	4,117,665
	515,000	AbbVie, Inc. 2.85%, 05/14/2023	496,048
		Allergan Funding SCS
	17,035,000	3.45%, 03/15/2022	16,749,910
	9,825,000	3.80%, 03/15/2025	9,442,195
	3,825,000	3.85%, 06/15/2024	3,726,340
	4,250,000	4.55%, 03/15/2035	4,002,294
	15,125,000	AstraZeneca plc 3.38%, 11/16/2025	14,699,338
	1,310,000	Baxalta, Inc. 3.60%, 06/23/2022	1,295,564
		Cardinal Health, Inc.
	11,130,000	2.62%, 06/15/2022	10,661,008
	4,505,000	3.50%, 11/15/2024	4,361,188
	1,495,000	4.37%, 06/15/2047	1,390,691
	535,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(6)	520,956
		CVS Health Corp.
	26,820,000	3.13%, 03/09/2020	26,822,205
	17,840,000	4.10%, 03/25/2025	17,775,803
	10,850,000	5.05%, 03/25/2048	11,022,478
	3,555,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 07/15/2023(6)	2,586,263
	4,905,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 02/01/2025(6)	3,445,762
	6,420,000	Johnson & Johnson 3.63%, 03/03/2037	6,265,053
	260,000	McKesson Corp. 2.85%, 03/15/2023	249,365
	4,040,000	Merck & Co., Inc. 3.70%, 02/10/2045	3,843,207
		Mylan N.V.
	2,655,000	3.75%, 12/15/2020	2,663,261
	6,970,000	5.25%, 06/15/2046	6,782,329
		Mylan, Inc.
	464,000	2.55%, 03/28/2019	462,081
	7,940,000	5.20%, 04/15/2048(6)	7,696,967
	250,000	Perrigo Finance Unlimited Co. 3.50%, 03/15/2021	249,054
		Pfizer, Inc.
	4,525,000	4.00%, 12/15/2036	4,555,907
	1,000,000	4.30%, 06/15/2043	1,020,262
	1,450,000	7.20%, 03/15/2039	2,043,708
		Shire Acquisitions Investments Ireland DAC
	19,145,000	2.40%, 09/23/2021	18,366,156
	2,580,000	3.20%, 09/23/2026	2,351,521
	1,775,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	1,695,238
	585,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	490,766

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Pharmaceuticals - 1.7% - (continued)
		Valeant Pharmaceuticals International, Inc.
$	4,800,000	5.50%, 03/01/2023(6)	$4,332,000
	10,010,000	5.88%, 05/15/2023(6)	9,196,687
	1,970,000	6.13%, 04/15/2025(6)	1,776,881
	245,000	6.50%, 03/15/2022(6)	254,188
	255,000	7.00%, 03/15/2024(6)	269,025
	360,000	9.00%, 12/15/2025(6)	364,500
	255,000	Zoetis, Inc. 3.25%, 02/01/2023	251,386

			208,295,250

		Pipelines - 2.2%
	1,355,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(6)	1,262,684
		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
	5,400,000	3.50%, 12/01/2022	5,312,375
	8,795,000	4.25%, 12/01/2027	8,555,054
	475,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	489,706
	260,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	250,900
		Enbridge, Inc.
	255,000	3.50%, 06/10/2024	246,540
	3,175,000	3.70%, 07/15/2027	3,000,998
	255,000	3 mo. USD LIBOR + 3.641%, 6.25%, 03/01/2078(4)	248,809
		Energy Transfer Equity L.P.
	70,000	4.25%, 03/15/2023	67,550
	3,685,000	5.50%, 06/01/2027	3,685,000
	425,000	7.50%, 10/15/2020	455,281
		Energy Transfer Partners L.P.
	2,275,000	4.90%, 03/15/2035	2,146,492
	4,650,000	5.15%, 03/15/2045	4,231,558
	940,000	6.05%, 06/01/2041	954,129
	265,000	7.50%, 07/01/2038	305,048
		Enterprise Products Operating LLC
	2,125,000	3.70%, 02/15/2026	2,078,583
	730,000	4.45%, 02/15/2043	707,877
	1,516,000	4.85%, 08/15/2042	1,577,022
	3,310,000	4.85%, 03/15/2044	3,415,613
	1,025,000	5.10%, 02/15/2045	1,086,827
	1,300,000	5.95%, 02/01/2041	1,514,013
		Kinder Morgan Energy Partners L.P.
	3,725,000	3.50%, 09/01/2023	3,617,503
	1,930,000	4.25%, 09/01/2024	1,926,159
	1,475,000	4.30%, 05/01/2024	1,474,337
	3,155,000	5.80%, 03/15/2035	3,340,861
		Kinder Morgan, Inc.
	15,580,000	3.15%, 01/15/2023	15,060,382
	6,090,000	5.05%, 02/15/2046	5,845,061
	380,000	5.30%, 12/01/2034	384,568
	842,000	5.55%, 06/01/2045	862,424
		MPLX L.P.
	5,780,000	3.38%, 03/15/2023	5,689,939
	4,865,000	4.13%, 03/01/2027	4,746,935
	5,980,000	4.50%, 04/15/2038	5,783,168
	1,690,000	4.88%, 12/01/2024	1,751,950
	6,900,000	4.90%, 04/15/2058	6,452,431
	500,000	NGPL PipeCo LLC 4.38%, 08/15/2022(6)	497,500

The accompanying notes are an integral part of these financial statements.

52

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Pipelines - 2.2% - (continued)
$	255,000	NuStar Logistics L.P. 4.75%, 02/01/2022	$247,988
	3,110,000	Peru LNG Srl 5.38%, 03/22/2030(6)	3,090,562
	550,000	Plains All American Pipeline L.P. 3.85%, 10/15/2023	536,360
		Plains All American Pipeline L.P. / PAA Finance Corp.
	2,190,000	2.60%, 12/15/2019	2,168,348
	4,465,000	4.90%, 02/15/2045	4,128,312
		Sabine Pass Liquefaction LLC
	2,110,000	5.63%, 04/15/2023	2,248,648
	24,305,000	5.63%, 03/01/2025	25,893,790
	4,850,000	5.88%, 06/30/2026	5,267,145
	1,394,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(6)	1,522,945
		Spectra Energy Partners L.P.
	6,450,000	3.38%, 10/15/2026	5,975,451
	705,000	4.50%, 03/15/2045	658,588
		Sunoco Logistics Partners Operations L.P.
	925,000	4.25%, 04/01/2024	910,169
	5,100,000	5.30%, 04/01/2044	4,697,570
	5,945,000	5.35%, 05/15/2045	5,492,497
	10,775,000	5.40%, 10/01/2047	10,173,707
	1,590,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,661,550
	14,465,000	TC PipeLines L.P. 3.90%, 05/25/2027	13,725,793
		Texas Eastern Transmission L.P.
	255,000	2.80%, 10/15/2022(6)	242,745
	6,195,000	3.50%, 01/15/2028(6)	5,835,297
	1,080,000	TransCanada PipeLines Ltd. 6.20%, 10/15/2037	1,307,510
	1,600,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028(6)	1,551,845
		Valero Energy Partners L.P.
	17,950,000	4.38%, 12/15/2026	17,717,735
	8,795,000	4.50%, 03/15/2028	8,687,939
		Western Gas Partners L.P.
	5,980,000	4.50%, 03/01/2028	5,907,143
	12,220,000	5.30%, 03/01/2048	11,961,307
	260,000	Williams Cos., Inc. 3.70%, 01/15/2023	251,472
		Williams Partners L.P.
	18,685,000	3.75%, 06/15/2027	17,578,172
	1,510,000	4.13%, 11/15/2020	1,529,282
	1,160,000	4.30%, 03/04/2024	1,164,594
	5,155,000	4.50%, 11/15/2023	5,251,320
	1,300,000	5.10%, 09/15/2045	1,279,543
	970,000	5.40%, 03/04/2044	989,082
	2,750,000	6.30%, 04/15/2040	3,106,127

			271,785,813

		Real Estate - 0.0%
	255,000	Longfor Properties Co., Ltd. 3.88%, 07/13/2022(9)	246,786

		Real Estate Investment Trusts - 0.4%
	12,510,000	American Tower Corp. 2.25%, 01/15/2022	11,904,204

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Real Estate Investment Trusts - 0.4% - (continued)
$	245,000	Boston Properties L.P. 3.85%, 02/01/2023	$247,150
	260,000	Brixmor Operating Partnership L.P. 3.25%, 09/15/2023	248,248
		Crown Castle International Corp.
	22,815,000	3.15%, 07/15/2023	22,010,550
	13,000,000	3.20%, 09/01/2024	12,357,694
	605,000	3.70%, 06/15/2026	575,349
		Equinix, Inc.
	245,000	5.38%, 05/15/2027	249,288
	1,385,000	5.88%, 01/15/2026	1,433,475
	240,000	HCP, Inc. 4.25%, 11/15/2023	242,446
	255,000	Iron Mountain US Holdings, Inc. 5.38%, 06/01/2026(6)	246,075
	255,000	Kimco Realty Corp. 3.13%, 06/01/2023	244,846
	240,000	Realty Income Corp. 4.65%, 08/01/2023	248,338
	245,000	Simon Property Group L.P. 3.75%, 02/01/2024	244,747
	250,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	245,171
	245,000	VEREIT Operating Partnership L.P. 4.60%, 02/06/2024	243,855

			50,741,436

		Retail - 0.9%
	6,890,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(6)	6,629,489
	4,115,000	AutoNation, Inc. 3.35%, 01/15/2021	4,084,563
	1,675,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(6)	1,582,875
	1,763,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	1,375,140
		CVS Health Corp.
	6,505,000	2.13%, 06/01/2021	6,274,367
	5,330,000	2.75%, 12/01/2022	5,120,496
	12,766,000	2.80%, 07/20/2020	12,687,015
	9,435,000	5.13%, 07/20/2045	9,799,829
		CVS Pass-Through Trust
	12,845	6.04%, 12/10/2028	13,736
	28,476	6.94%, 01/10/2030	31,955
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	466,000	6.50%, 05/01/2021	446,195
	3,810,000	6.75%, 01/15/2022(11)	3,590,925
	1,112,000	6.75%, 06/15/2023(11)	1,004,970
		Home Depot, Inc.
	7,787,000	3.50%, 09/15/2056	6,799,435
	7,230,000	4.25%, 04/01/2046	7,347,168
	1,265,000	4.88%, 02/15/2044	1,411,159
	2,050,000	5.88%, 12/16/2036	2,567,958
	240,000	L Brands, Inc. 5.63%, 02/15/2022	249,024
		Lowe’s Cos., Inc.
	4,715,000	3.70%, 04/15/2046	4,275,508
	5,365,000	4.05%, 05/03/2047	5,157,136
		McDonald’s Corp.
	255,000	2.63%, 01/15/2022	250,389
	7,180,000	4.45%, 03/01/2047	7,190,277

The accompanying notes are an integral part of these financial statements.

53

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Retail - 0.9% - (continued)
$	9,030,000	4.60%, 05/26/2045	$9,215,229
	2,240,000	Party City Holdings, Inc. 6.13%, 08/15/2023(6)(11)	2,268,000
	250,000	QVC, Inc. 3.13%, 04/01/2019	250,162
	2,350,000	Staples, Inc. 8.50%, 09/15/2025(6)	2,197,250
	6,200,000	United Rentals North America, Inc. 4.88%, 01/15/2028	5,874,500
	255,000	Walgreen Co. 3.10%, 09/15/2022	249,518
	4,935,000	Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	4,629,483
	2,050,000	Walmart, Inc. 3.63%, 12/15/2047	1,924,824

			114,498,575

		Semiconductors - 0.8%
	255,000	Analog Devices, Inc. 3.13%, 12/05/2023	247,387
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	6,500,000	2.20%, 01/15/2021	6,284,811
	19,480,000	2.38%, 01/15/2020	19,202,595
	15,060,000	2.65%, 01/15/2023	14,243,935
	30,235,000	3.63%, 01/15/2024	29,373,370
	10,455,000	3.88%, 01/15/2027	9,982,330
	900,000	Entegris, Inc. 4.63%, 02/10/2026(6)	868,500
		Intel Corp.
	4,480,000	2.88%, 05/11/2024	4,335,867
	3,468,000	3.73%, 12/08/2047(6)	3,247,011
	1,700,000	4.10%, 05/19/2046	1,706,981
	3,165,000	Micron Technology, Inc. 5.50%, 02/01/2025	3,291,600
	250,000	NXP B.V. / NXP Funding LLC 3.88%, 09/01/2022(6)	244,688
	260,000	QUALCOMM, Inc. 2.90%, 05/20/2024	244,215
		Sensata Technologies B.V.
	1,440,000	5.00%, 10/01/2025(6)	1,436,400
	1,475,000	5.63%, 11/01/2024(6)	1,530,312

			96,240,002

		Software - 1.3%
	2,711,000	Camelot Finance S.A. 7.88%, 10/15/2024(6)	2,826,217
	245,000	CDK Global, Inc. 5.00%, 10/15/2024	248,675
	1,675,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(6)	1,637,312
		Fidelity National Information Services, Inc.
	12,215,000	3.00%, 08/15/2026	11,212,575
	250,000	3.50%, 04/15/2023	247,882
	5,390,000	4.50%, 08/15/2046	5,256,906
		First Data Corp.
	4,490,000	5.38%, 08/15/2023(6)	4,578,902
	3,155,000	5.75%, 01/15/2024(6)	3,194,437
	2,180,000	7.00%, 12/01/2023(6)	2,281,108
	510,000	Infor Software Parent LLC 7.13%, 05/01/2021(6)(8)	513,825

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Software - 1.3% - (continued)
		Infor U.S., Inc.
$	155,000	5.75%, 08/15/2020(6)	$158,100
	4,223,000	6.50%, 05/15/2022	4,286,345
	213,000	IQVIA, Inc. 5.00%, 10/15/2026(6)	210,071
		Microsoft Corp.
	5,115,000	3.30%, 02/06/2027	5,014,881
	3,805,000	3.50%, 02/12/2035	3,700,048
	7,750,000	3.70%, 08/08/2046	7,435,824
	1,980,000	3.75%, 02/12/2045	1,904,114
	6,750,000	3.95%, 08/08/2056	6,602,209
	3,065,000	4.10%, 02/06/2037	3,182,459
	5,190,000	4.25%, 02/06/2047	5,446,260
	6,030,000	4.45%, 11/03/2045	6,447,281
	775,000	4.75%, 11/03/2055	868,000
	240,000	Open Text Corp. 5.88%, 06/01/2026(6)	249,528
		Oracle Corp.
	8,000,000	2.65%, 07/15/2026	7,397,271
	11,090,000	2.95%, 11/15/2024	10,711,167
	2,100,000	3.85%, 07/15/2036	2,057,351
	10,105,000	3.90%, 05/15/2035	9,987,252
	5,835,000	4.00%, 11/15/2047	5,682,750
	4,300,000	6.50%, 04/15/2038	5,720,526
		salesforce.com, Inc.
	14,935,000	3.25%, 04/11/2023	14,813,701
	6,400,000	3.70%, 04/11/2028	6,338,461
	10,185,000	Western Digital Corp. 4.75%, 02/15/2026	10,032,225
	2,085,000	Workday, Inc. 0.25%, 10/01/2022(6)	2,249,715

			152,493,378

		Telecommunications - 2.7%
		Altice Financing S.A.
	1,965,000	6.63%, 02/15/2023(6)	1,965,000
	3,280,000	7.50%, 05/15/2026(6)	3,230,800
	255,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	249,840
		AT&T, Inc.
	4,385,000	3.80%, 03/01/2024	4,355,471
	25,505,000	4.10%, 02/15/2028(6)	24,749,689
	3,335,000	4.13%, 02/17/2026	3,298,149
	9,925,000	4.25%, 03/01/2027	9,852,869
	21,745,000	4.30%, 02/15/2030(6)	21,048,741
	1,650,000	4.30%, 12/15/2042	1,468,167
	1,265,000	4.50%, 05/15/2035	1,206,016
	1,735,000	4.55%, 03/09/2049	1,552,380
	10,330,000	4.75%, 05/15/2046	9,620,845
	7,600,000	4.80%, 06/15/2044	7,191,200
	15,625,000	4.90%, 08/14/2037	15,821,451
	6,975,000	5.15%, 03/15/2042	6,933,737
	5,110,000	5.15%, 02/14/2050	5,177,332
	6,482,000	5.88%, 10/01/2019	6,746,555
	245,000	Bharti Airtel International Netherlands B.V. 5.13%, 03/11/2023(6)	246,610
		CenturyLink, Inc.
	2,305,000	5.63%, 04/01/2025(11)	2,120,600
	250,000	5.80%, 03/15/2022	248,750
	2,360,000	Cisco Systems, Inc. 5.50%, 01/15/2040	2,859,101

The accompanying notes are an integral part of these financial statements.

54

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Telecommunications - 2.7% - (continued)
$	1,250,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	$1,727,208
	250,000	Juniper Networks, Inc. 3.30%, 06/15/2020	249,320
	1,545,000	Level 3 Financing, Inc. 5.38%, 08/15/2022	1,552,725
		Nokia Oyj
	560,000	3.38%, 06/12/2022	540,680
	5,175,000	4.38%, 06/12/2027	4,799,813
	700,000	Oztel Holdings SPC Ltd. 6.63%, 04/24/2028(6)	680,316
	255,000	Rogers Communications, Inc. 3.00%, 03/15/2023	249,472
	1,090,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,111,800
		Sprint Communications, Inc.
	250,000	6.00%, 11/15/2022	255,313
	2,110,000	7.00%, 03/01/2020(6)	2,220,775
		Sprint Corp.
	6,038,000	7.13%, 06/15/2024	6,256,878
	3,180,000	7.25%, 09/15/2021	3,374,775
	1,955,000	7.63%, 02/15/2025(11)	2,057,638
	4,802,000	7.88%, 09/15/2023	5,150,145
		Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
	350,000	4.74%, 03/20/2025(6)	353,500
	12,065,000	5.15%, 03/20/2028(6)	12,230,894
	12,360,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(6)	12,588,660
		Telefonica Emisiones SAU
	12,935,000	4.10%, 03/08/2027	12,778,935
	4,590,000	4.67%, 03/06/2038	4,552,202
	7,690,000	4.90%, 03/06/2048	7,627,162
	4,500,000	5.21%, 03/08/2047	4,689,965
	15,000,000	5.46%, 02/16/2021	15,866,519
	2,875,000	7.05%, 06/20/2036	3,623,069
		Verizon Communications, Inc.
	775,000	1.75%, 08/15/2021	738,765
	12,980,000	3.13%, 03/16/2022	12,834,510
	3,954,000	3.38%, 02/15/2025	3,820,466
	5,000,000	4.13%, 08/15/2046	4,369,564
	13,965,000	4.50%, 08/10/2033	13,732,485
	9,947,000	4.52%, 09/15/2048	9,225,289
	8,643,000	4.67%, 03/15/2055	7,913,478
	5,670,000	4.81%, 03/15/2039	5,613,085
	17,244,000	4.86%, 08/21/2046	16,877,890
	10,355,000	5.01%, 04/15/2049	10,314,460
	1,610,000	5.01%, 08/21/2054	1,561,323
	13,425,000	5.25%, 03/16/2037	14,019,705

			335,502,087

		Textiles - 0.0%
	2,735,000	Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 05/01/2025(6)(12)	2,803,375

		Transportation - 0.7%
		Burlington Northern Santa Fe LLC
	245,000	3.85%, 09/01/2023	249,773
	8,215,000	4.55%, 09/01/2044	8,599,396

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 45.8% - (continued)
		Transportation - 0.7% - (continued)
$	1,415,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	$1,463,859
		CSX Corp.
	7,315,000	2.60%, 11/01/2026	6,630,771
	12,415,000	3.25%, 06/01/2027	11,742,428
	240,000	4.25%, 06/01/2021	246,672
	1,000,000	4.75%, 05/30/2042	1,042,370
	12,980,000	Delta Airlines, Inc. 3.80%, 04/19/2023	12,880,478
		FedEx Corp.
	4,900,000	3.88%, 08/01/2042	4,494,186
	245,000	4.00%, 01/15/2024	250,815
	895,000	4.10%, 02/01/2045	827,839
	6,480,000	4.40%, 01/15/2047	6,302,031
	1,640,000	4.55%, 04/01/2046	1,615,627
	3,160,000	4.75%, 11/15/2045	3,197,254
	255,000	Kansas City Southern 3.00%, 05/15/2023	244,727
		Norfolk Southern Corp.
	255,000	2.90%, 02/15/2023	248,694
	3,734,000	4.65%, 01/15/2046	3,895,372
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	11,745,000	3.40%, 11/15/2026(6)	11,021,665
	9,895,000	4.88%, 07/11/2022(6)	10,334,093
	566,000	Rumo Luxembourg S.a.r.l. 5.88%, 01/18/2025(6)	552,557
EUR	340,000	Russian Railways via RZD Capital plc 4.60%, 03/06/2023(9)	451,680
$	1,970,000	Union Pacific Corp. 4.38%, 11/15/2065	1,915,458

			88,207,745

		Trucking & Leasing - 0.0%
	350,000	Aviation Capital Group LLC 3.88%, 05/01/2023(6)(12)	349,298

		Total Corporate Bonds (cost $5,723,477,718)	$5,605,954,948

FOREIGN GOVERNMENT OBLIGATIONS - 4.9%
		Argentina - 0.5%
		Argentine Republic Government International Bond
EUR	8,585,000	2.26%, 12/31/2038	7,103,635
$	12,430,000	2.50%, 12/31/2038	8,110,575
EUR	550,000	3.38%, 01/15/2023	656,575
	6,995,000	5.25%, 01/15/2028	8,214,863
$	1,000,000	6.25%, 04/22/2019	1,018,000
	3,350,000	6.88%, 04/22/2021	3,515,825
	13,015,000	6.88%, 01/26/2027	12,963,070
	4,910,000	6.88%, 01/11/2048	4,362,535
	7,050,000	7.50%, 04/22/2026	7,388,400
EUR	1,527,475	7.82%, 12/31/2033	2,020,182
$	4,409,410	8.28%, 12/31/2033	4,618,857
		City of Buenos Aires Argentina
	1,350,000	7.50%, 06/01/2027(6)	1,394,145
	596,000	8.95%, 02/19/2021(6)	634,943
	310,000	8.95%, 02/19/2021(9)	330,255
	1,065,000	Provincia de Buenos Aires 7.88%, 06/15/2027(6)	1,080,975

The accompanying notes are an integral part of these financial statements.

55

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.9% - (continued)
		Argentina - 0.5% - (continued)
$	425,000	Provincia de Cordoba 7.13%, 06/10/2021(6)	$443,326

			63,856,161

		Armenia - 0.0%
	1,935,000	Republic of Armenia International Bond 7.15%, 03/26/2025(9)	2,076,739

		Azerbaijan - 0.1%
		Republic of Azerbaijan International Bond
	1,370,000	3.50%, 09/01/2032(6)	1,124,693
	4,455,000	3.50%, 09/01/2032(9)	3,657,306
	6,670,000	4.75%, 03/18/2024(9)	6,637,610
	275,000	5.13%, 09/01/2029(9)	269,500
	2,650,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(9)	2,895,125

			14,584,234

		Brazil - 0.1%
BRL	6,138,000	Brazil Letras do Tesouro Nacional 9.12%, 07/01/2020	1,499,631
		Brazil Minas SPE via State of Minas Gerais
$	335,000	5.33%, 02/15/2028(6)	333,325
	1,195,000	5.33%, 02/15/2028(9)	1,189,025
BRL	4,329,567	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2050(13)	1,369,410
		Brazilian Government International Bond
$	1,902,000	4.63%, 01/13/2028	1,831,626
	4,094,000	5.00%, 01/27/2045	3,541,310
	1,235,000	5.63%, 01/07/2041	1,173,880

			10,938,207

		Bulgaria - 0.0%
EUR	1,976,000	Bulgaria Government International Bond 3.13%, 03/26/2035(9)	2,573,535

		Cayman Islands - 0.0%
$	2,775,000	KSA Sukuk Ltd. 2.89%, 04/20/2022(6)	2,673,934

		Colombia - 0.2%
		Colombia Government International Bond
	10,615,000	3.88%, 04/25/2027	10,243,475
	445,000	4.00%, 02/26/2024	443,888
	5,310,000	5.00%, 06/15/2045	5,256,900
COP	1,450,000,000	7.75%, 04/14/2021	541,470
	10,000,000	9.85%, 06/28/2027	4,515
	4,263,287,243	Colombian TES 3.30%, 03/17/2027(13)	1,532,744

			18,022,992

		Croatia - 0.3%
		Croatia Government International Bond
EUR	2,370,000	2.75%, 01/27/2030(9)	2,862,011
	4,575,000	3.00%, 03/11/2025(9)	5,897,690
	3,385,000	3.00%, 03/20/2027(9)	4,281,892
	270,000	3.88%, 05/30/2022(9)	362,602
$	735,000	5.50%, 04/04/2023(9)	779,475
	10,025,000	6.00%, 01/26/2024(9)	10,925,005
	3,795,000	6.38%, 03/24/2021(9)	4,072,035
	1,750,000	6.63%, 07/14/2020(9)	1,865,500

			31,046,210

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.9% - (continued)
		Dominican Republic - 0.1%
		Dominican Republic International Bond
$	1,840,000	5.50%, 01/27/2025(6)	$1,846,440
	1,220,000	5.50%, 01/27/2025(9)	1,224,270
	2,780,000	5.88%, 04/18/2024(9)	2,870,350
	1,190,000	6.60%, 01/28/2024(9)	1,267,350
	705,000	6.88%, 01/29/2026(6)	763,867
	1,327,000	7.45%, 04/30/2044(9)	1,453,065

			9,425,342

		Egypt - 0.0%
		Egypt Government International Bond
EUR	465,000	4.75%, 04/16/2026(6)	559,819
$	1,100,000	5.58%, 02/21/2023(6)	1,103,850
EUR	450,000	5.63%, 04/16/2030(6)	536,899
$	1,020,000	7.90%, 02/21/2048(6)	1,033,751

			3,234,319

		Ghana - 0.0%
		Ghana Government International Bond
	1,985,000	8.13%, 01/18/2026(9)	2,121,624
	380,000	10.75%, 10/14/2030(6)	491,226

			2,612,850

		Honduras - 0.0%
	710,000	Honduras Government International Bond 6.25%, 01/19/2027(6)	732,180

		Hungary - 0.3%
		Hungary Government International Bond
	8,816,000	5.38%, 02/21/2023	9,437,528
	9,414,000	5.75%, 11/22/2023	10,270,674
	14,560,000	6.38%, 03/29/2021	15,688,400

			35,396,602

		Indonesia - 0.3%
		Indonesia Government International Bond
	1,965,000	3.85%, 07/18/2027(6)	1,893,783
	1,255,000	4.35%, 01/08/2027(9)	1,256,816
	810,000	4.75%, 01/08/2026(9)	835,302
	530,000	4.75%, 07/18/2047(6)	513,192
	5,860,000	5.13%, 01/15/2045(9)	5,935,617
	600,000	5.25%, 01/08/2047(6)	619,636
	3,370,000	5.25%, 01/08/2047(9)	3,480,287
	2,856,000	6.63%, 02/17/2037(9)	3,404,255
	900,000	6.75%, 01/15/2044(9)	1,116,325
	3,162,000	7.75%, 01/17/2038(9)	4,210,162
	7,057,000	8.50%, 10/12/2035(9)	9,885,177
		Perusahaan Penerbit SBSN Indonesia III
	2,175,000	4.15%, 03/29/2027(6)	2,117,906
	1,235,000	4.15%, 03/29/2027(9)	1,202,581
	3,115,000	4.40%, 03/01/2028(6)	3,080,112

			39,551,151

		Ivory Coast - 0.1%
		Ivory Coast Government International Bond
EUR	1,540,000	5.25%, 03/22/2030(6)	1,883,433
$	510,000	5.38%, 07/23/2024(9)	499,086
	99,225	5.75%, 12/31/2032(9)	94,919
	2,145,000	6.13%, 06/15/2033(6)	2,027,239
	1,505,000	6.13%, 06/15/2033(9)	1,422,376
	2,740,000	6.38%, 03/03/2028(9)	2,757,673
EUR	1,000,000	6.63%, 03/22/2048(6)	1,219,676

			9,904,402

The accompanying notes are an integral part of these financial statements.

56

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.9% - (continued)
		Jordan - 0.0%
$	1,365,000	Jordan Government International Bond 5.75%, 01/31/2027(9)	$1,296,177

		Kenya - 0.0%
		Kenya Government International Bond
	850,000	7.25%, 02/28/2028(6)	877,349
	685,000	8.25%, 02/28/2048(6)	706,201

			1,583,550

		Kuwait - 0.0%
	770,000	Kuwait International Government Bond 3.50%, 03/20/2027(9)	740,708

		Mexico - 0.2%
		Mexico Government International Bond
	240,000	4.00%, 10/02/2023	242,400
	1,820,000	4.35%, 01/15/2047	1,608,880
	20,056,000	4.75%, 03/08/2044	18,852,640
	2,138,000	6.05%, 01/11/2040	2,349,662

			23,053,582

		Mongolia - 0.0%
	1,755,000	Mongolia Government International Bond 5.63%, 05/01/2023(6)	1,702,227

		Morocco - 0.0%
		Morocco Government International Bond
EUR	870,000	3.50%, 06/19/2024(9)	1,160,401
$	356,000	5.50%, 12/11/2042(9)	370,240

			1,530,641

		Nigeria - 0.1%
		Nigeria Government International Bond
	1,551,000	6.50%, 11/28/2027(6)	1,561,336
	660,000	7.14%, 02/23/2030(6)	674,850
	455,000	7.63%, 11/28/2047(6)	458,413
	575,000	7.70%, 02/23/2038(6)	590,812
	926,000	7.88%, 02/16/2032(6)	997,580
	1,755,000	7.88%, 02/16/2032(9)	1,890,661

			6,173,652

		Oman - 0.1%
		Oman Government International Bond
	2,310,000	4.13%, 01/17/2023(6)	2,197,041
	6,285,000	5.63%, 01/17/2028(6)	6,001,999
	1,090,000	6.50%, 03/08/2047(9)	1,005,089
	4,130,000	6.75%, 01/17/2048(6)	3,887,974

			13,092,103

		Panama - 0.0%
	3,110,000	Panama Government International Bond 4.50%, 04/16/2050	3,003,327

		Paraguay - 0.0%
		Paraguay Government International Bond
	1,080,000	4.70%, 03/27/2027(6)	1,074,600
	645,000	5.60%, 03/13/2048(6)	645,000

			1,719,600

		Qatar - 0.3%
		Qatar Government International Bond
	7,215,000	2.38%, 06/02/2021(9)	6,953,528
	6,140,000	3.88%, 04/23/2023(6)(11)	6,114,519
	685,000	4.50%, 04/23/2028(6)	683,701
	17,260,000	5.10%, 04/23/2048(6)	17,107,249

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.9% - (continued)
		Qatar - 0.3% - (continued)
$	8,125,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(9)	$8,357,473

			39,216,470

		Romania - 0.1%
		Romanian Government International Bond
EUR	795,000	2.50%, 02/08/2030(6)	943,241
	370,000	3.38%, 02/08/2038(6)	438,993
	5,187,000	3.88%, 10/29/2035(9)	6,645,912

			8,028,146

		Russia - 0.4%
RUB	184,110,000	Russian Federal Bond - OFZ 8.50%, 09/17/2031	3,225,232
		Russian Foreign Bond - Eurobond
$	2,200,000	4.25%, 06/23/2027(6)	2,147,072
	2,600,000	4.25%, 06/23/2027(9)	2,537,449
	4,000,000	4.38%, 03/21/2029(6)	3,874,064
	4,400,000	4.75%, 05/27/2026(9)	4,469,564
	3,600,000	4.88%, 09/16/2023(9)	3,726,000
	10,300,000	5.00%, 04/29/2020(9)	10,531,688
	4,600,000	5.25%, 06/23/2047(6)	4,457,051
	12,400,000	5.25%, 06/23/2047(9)	12,014,658
	5,000,000	5.63%, 04/04/2042(9)	5,240,000
	600,000	5.88%, 09/16/2043(9)	649,500

			52,872,278

		Saudi Arabia - 0.2%
		Saudi Government International Bond
	1,165,000	2.38%, 10/26/2021(6)	1,116,606
	3,255,000	2.88%, 03/04/2023(6)	3,105,003
	1,315,000	4.00%, 04/17/2025(6)	1,296,246
	10,490,000	4.50%, 04/17/2030(6)	10,347,336
	7,235,000	4.63%, 10/04/2047(6)	6,620,025
	7,090,000	5.00%, 04/17/2049(6)	6,799,239

			29,284,455

		Senegal - 0.1%
		Senegal Government International Bond
EUR	480,000	4.75%, 03/13/2028(6)	574,593
$	485,000	6.25%, 07/30/2024(9)	497,156
	1,035,000	6.25%, 05/23/2033(6)	997,564
	1,250,000	6.25%, 05/23/2033(9)	1,204,787
	973,000	6.75%, 03/13/2048(6)	917,053
	785,000	6.75%, 03/13/2048(9)	739,863

			4,931,016

		Serbia - 0.0%
	3,915,000	Serbia International Bond 7.25%, 09/28/2021(9)	4,324,055

		South Africa - 0.2%
ZAR	23,625,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	1,814,377
		Republic of South Africa Government International Bond
$	6,785,000	4.30%, 10/12/2028	6,228,929
	6,345,000	4.85%, 09/27/2027	6,145,488
	660,000	5.00%, 10/12/2046	582,450
	1,520,000	5.88%, 09/16/2025	1,595,176
ZAR	30,415,000	6.25%, 03/31/2036	1,869,484

			18,235,904

The accompanying notes are an integral part of these financial statements.

57

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.9% - (continued)
		Sri Lanka - 0.1%
		Sri Lanka Government International Bond
$	1,670,000	6.20%, 05/11/2027(6)	$1,611,253
	4,285,000	6.20%, 05/11/2027(9)	4,134,262
	360,000	6.75%, 04/18/2028(6)	358,240
	761,000	6.83%, 07/18/2026(6)	771,500
	805,000	6.83%, 07/18/2026(9)	816,107
	3,375,000	6.85%, 11/03/2025(9)	3,447,077

			11,138,439

		Supranational - 0.0%
MXN	154,000,000	International Finance Corp. 0.00%, 02/22/2038(14)	1,688,050

		Tunisia - 0.0%
		Banque Centrale de Tunisie International Bond
EUR	2,540,000	5.63%, 02/17/2024(9)	3,118,386
$	460,000	5.75%, 01/30/2025(9)	425,962

			3,544,348

		Turkey - 0.5%
		Turkey Government International Bond
	3,020,000	3.25%, 03/23/2023	2,786,071
	3,430,000	4.88%, 10/09/2026	3,203,620
	11,840,000	4.88%, 04/16/2043	9,415,760
	5,144,000	5.63%, 03/30/2021	5,304,966
	14,100,000	5.75%, 03/22/2024	14,294,157
	2,155,000	5.75%, 05/11/2047	1,881,836
	6,890,000	6.00%, 03/25/2027	6,915,217
	8,290,000	6.00%, 01/14/2041	7,629,188
	1,420,000	6.63%, 02/17/2045	1,384,500
	438,000	6.88%, 03/17/2036	449,831
	3,225,000	7.00%, 06/05/2020	3,405,613
	3,372,000	7.38%, 02/05/2025	3,695,483

			60,366,242

		Ukraine - 0.2%
		Ukraine Government International Bond
	3,840,000	7.38%, 09/25/2032(6)	3,543,168
	3,540,000	7.38%, 09/25/2032(9)	3,266,358
	1,502,000	7.75%, 09/01/2021(6)	1,551,115
	1,120,000	7.75%, 09/01/2022(6)	1,142,131
	550,000	7.75%, 09/01/2022(9)	560,868
	620,000	7.75%, 09/01/2023(6)	624,985
	1,580,000	7.75%, 09/01/2023(9)	1,592,703
	1,485,000	7.75%, 09/01/2025(9)	1,473,863
	620,000	7.75%, 09/01/2026(6)	611,171
	510,000	7.75%, 09/01/2026(9)	502,738
	3,700,000	7.75%, 09/01/2027(9)	3,627,924

			18,497,024

		United Arab Emirates - 0.3%
		Abu Dhabi Government International Bond
	6,305,000	2.50%, 10/11/2022(6)	6,027,958
	19,520,000	3.13%, 10/11/2027(6)	18,075,989
	14,485,000	4.13%, 10/11/2047(6)	13,227,876
	1,340,000	4.13%, 10/11/2047(9)	1,223,704

			38,555,527

		Venezuela - 0.1%
		Venezuela Government International Bond
	345,000	6.00%, 12/09/2020(9)(15)	96,600
	1,015,000	7.00%, 12/01/2018(9)(15)	365,400
	3,170,000	7.00%, 03/31/2038(9)(15)	935,150

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.9% - (continued)
		Venezuela - 0.1% - (continued)
$	5,285,000	7.65%, 04/21/2025(9)(15)	$1,493,013
	4,765,000	7.75%, 10/13/2019(9)(15)	1,405,675
	11,205,000	8.25%, 10/13/2024	3,193,425
	11,937,200	9.00%, 05/07/2023(9)(15)	3,402,102
	12,825,000	9.25%, 05/07/2028(9)(15)	3,623,062

			14,514,427

		Zambia - 0.0%
	925,000	Zambia Government International Bond 8.97%, 07/30/2027(9)	929,625

		Total Foreign Government Obligations (cost $629,165,168)	$606,650,431

MUNICIPAL BONDS - 0.1%
		Development - 0.1%
$	5,510,000	California State, GO Taxable 7.60%, 11/01/2040	$8,362,307

		General Obligation - 0.0%
	2,795,000	California State, GO Taxable 7.55%, 04/01/2039	4,176,317

		Transportation - 0.0%
	1,850,000	Port Auth of New York & New Jersey 4.46%, 10/01/2062	1,988,176

		Total Municipal Bonds (cost $13,910,366)	$14,526,800

SENIOR FLOATING RATE INTERESTS - 0.2%(16)
		Diversified Financial Services - 0.0%
$	2,085,000	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.40%, 02/28/2025	$2,081,747

		Food - 0.0%
	540,000	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 03/31/2025	542,700

		Healthcare-Products - 0.0%
	2,015,859	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/01/2024	2,022,330

		Household Products - 0.0%
	857,850	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	856,246

		Insurance - 0.0%
	390,000	Genworth Financial, Inc. 1 mo. USD LIBOR + 4.500%, 6.40%, 02/22/2023	396,338
	1,705,000	Hub International Ltd. 0.00%, 04/25/2025(12)(17)	1,714,940

			2,111,278

		Internet - 0.0%
	1,033,396	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 04/04/2021	991,419

The accompanying notes are an integral part of these financial statements.

58

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 0.2%(16) - (continued)
		Leisure Time - 0.1%
$	3,635,888	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 10/20/2024	$3,663,157

		Machinery-Diversified - 0.0%
	1,319,461	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 5.05%, 07/30/2024	1,326,560

		Media - 0.1%
	3,115,000	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.20%, 03/01/2025	3,117,928
	3,090,806	Shutterfly, Inc. 1 mo. USD LIBOR + 2.750%, 4.66%, 08/17/2024(12)	3,117,851

			6,235,779

		Software - 0.0%
	557,198	SS&C Technologies Holdings Europe S.a.r.l. 0.00%, 04/16/2025(12)(17)	560,680
	1,505,982	SS&C Technologies, Inc. 0.00%, 04/16/2025(12)(17)	1,515,395

			2,076,075

		Total Senior Floating Rate Interests (cost $21,817,176)	$21,907,291

U.S. GOVERNMENT SECURITIES - 0.2%
		U.S. Treasury Securities - 0.2%
		U.S. Treasury Bond - 0.1%
$	7,000,000	U.S. Treasury Bond 2.75%, 11/15/2047	$6,531,328

		U.S. Treasury Note - 0.1%
	3,840,000	1.63%, 03/31/2019	3,817,500
	11,885,000	2.50%, 03/31/2023	11,727,617

			15,545,117

			$22,076,445

		Total U.S. Government Securities (cost $22,128,633)	$22,076,445

CONVERTIBLE BONDS - 0.1%
		Commercial Services - 0.0%
$	1,200,000	Cardtronics, Inc. 1.00%, 12/01/2020	$1,125,000

		Media - 0.0%
	2,050,000	DISH Network Corp. 3.38%, 08/15/2026	1,860,418
	705,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	732,193

			2,592,611

		Oil & Gas - 0.0%
	1,415,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019(15)	1,840

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 0.1% - (continued)
		Semiconductors - 0.0%
		Microchip Technology, Inc.
$	40,000	1.63%, 02/15/2025	$65,068
	963,000	1.63%, 02/15/2027	1,083,664
	1,004,000	2.25%, 02/15/2037	1,122,776

			2,271,508

		Software - 0.1%
	1,719,000	ServiceNow, Inc. 0.01%, 06/01/2022(6)	2,302,085
	2,226,000	Western Digital Corp. 1.50%, 02/01/2024(6)	2,322,806

			4,624,891

		Total Convertible Bonds (cost $11,871,346)	$10,615,850

ESCROWS - 0.0%
		Energy - 0.0%
$	93,317	Vistra Energy Corp.	$59,536

		Total Escrows (cost $—)	$59,536

		Total Long-Term Investments (cost $11,341,203,260)	$11,840,823,915

SHORT-TERM INVESTMENTS - 2.8%
		Other Investment Pools & Funds - 2.7%
$	328,306,265	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(18)	$328,306,265

		Securities Lending Collateral - 0.1%
	907,129	Citibank NA DDCA, 1.50%, 5/1/2018(18)	907,129
	9,653,640	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(18)	9,653,640
	7,581,813	Invesco Government & Agency Portfolio, 1.60%(18)	7,581,814

			18,142,583

		Total Short-Term Investments (cost $346,448,848)	$346,448,848

Total Investments (cost $11,687,652,108)	99.5%	$12,187,272,763
Other Assets and Liabilities	0.5%	55,120,815

Total Net Assets	100.0%	$12,242,393,578

The accompanying notes are an integral part of these financial statements.

59

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $4, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $4, which represented 0.0% of total net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(6)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $1,301,292,645, which represented 10.6% of total net assets.

(7)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(9)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $240,004,053, which represented 2.0% of total net assets.

(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(11)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(12)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $14,475,241 at April 30, 2018.

(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(14)	Security is a zero-coupon bond.

(15)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(16)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(17)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(18)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

60

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	708	06/29/2018	$150,129,188	$(458,311)
U.S. Treasury 5-Year Note Future	7,255	06/29/2018	823,499,184	(4,388,303)
U.S. Treasury Long Bond Future	783	06/20/2018	112,629,656	248,921

Total				$(4,597,693)

Short position contracts:
Euro-BOBL Future	46	06/07/2018	$7,276,996	$(32,097)
Euro-BUXL 30-Year Bond Future	50	06/07/2018	9,874,543	(144,582)
Euro-Bund Future	144	06/07/2018	27,603,989	(221,085)
U.S. Treasury 10-Year Note Future	9,586	06/20/2018	1,146,725,250	7,425,939
U.S. Treasury Ultra Bond Future	360	06/20/2018	56,565,000	428,372

Total				$7,456,547

Total futures contracts				$2,858,854

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.29	USD	20,030,000	(1.00%)	06/20/23	Quarterly	$385,762	$361,314	$(24,448)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.30.V1	USD	1,675,000	(5.00%)	06/20/23	Quarterly	$110,890	$123,108	$12,218

Total						$496,652	$484,422	$(12,230)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
937,100,000	CLP	1,555,069	USD	BCLY	06/20/18	$—	$(27,483)
30,113,000	CNH	4,743,773	USD	BOA	06/20/18	10,986	—
50,960,000	EGP	2,662,487	USD	CBK	01/08/19	85,058	—
403,000	EUR	488,195	USD	GSC	06/20/18	380	—
400,000	EUR	486,824	USD	CSFB	06/20/18	—	(1,886)
370,000	EUR	459,931	USD	HSBC	06/20/18	—	(11,364)
585,000	EUR	724,783	USD	UBS	06/20/18	—	(15,562)
905,000	EUR	1,116,879	USD	ANZ	06/20/18	—	(19,707)
1,575,000	EUR	1,948,127	USD	BNP	06/20/18	—	(38,684)
41,413,000,000	IDR	2,992,918	USD	BCLY	06/20/18	—	(33,014)
9,945,000	PEN	3,040,076	USD	BCLY	06/20/18	12,379	—
157,090,000	PHP	2,995,043	USD	DEUT	06/20/18	32,799	—
10,705,000	PLN	3,156,746	USD	CBK	06/20/18	—	(104,373)
1,525,354	USD	4,977,000	BRL	DEUT	06/04/18	109,492	—
1,561,930	USD	9,937,000	CNH	GSC	06/20/18	—	(7,095)
3,170,508	USD	20,176,000	CNH	GSC	06/20/18	—	(15,227)
534,717	USD	1,534,903,000	COP	UBS	06/20/18	—	(11,318)
10,993,628	USD	8,989,000	EUR	BCLY	05/31/18	113,705	—

The accompanying notes are an integral part of these financial statements.

61

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
53,101,008	USD	42,812,000	EUR	DEUT	06/20/18	1,198,107	—
3,141,942	USD	2,540,000	EUR	GSC	06/20/18	62,586	—
2,706,179	USD	2,205,000	EUR	GSC	06/20/18	32,959	—
1,136,815	USD	915,000	EUR	MSC	06/20/18	27,520	—
823,923	USD	663,000	EUR	SSG	06/20/18	20,138	—
503,186	USD	408,000	EUR	HSBC	06/20/18	8,549	—
167,969	USD	135,000	EUR	BCLY	06/20/18	4,303	—
22,316	USD	16,000	GBP	BNP	05/31/18	257	—
1,613,332	USD	30,567,000	MXN	RBC	06/20/18	—	(7,982)
1,674,159	USD	97,570,000	RUB	BOA	06/20/18	134,179	—
433,938	USD	24,895,000	RUB	HSBC	06/20/18	41,011	—
3,631,674	USD	43,299,000	ZAR	BCLY	06/20/18	181,471	—

Total						$2,075,879	$(293,695)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

62

The Hartford Balanced Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$32,089,295	$—	$32,089,295	$—
Banks	643,183,753	643,183,753	—	—
Capital Goods	258,894,979	229,120,352	29,774,627	—
Consumer Services	29,162,857	29,162,857	—	—
Diversified Financials	101,273,929	101,273,929	—	—
Energy	845,150,132	845,150,128	—	4
Food & Staples Retailing	59,522,695	59,522,695	—	—
Food, Beverage & Tobacco	392,566,664	301,325,281	91,241,383	—
Health Care Equipment & Services	154,339,652	92,703,599	61,636,053	—
Household & Personal Products	137,016,097	137,016,097	—	—
Insurance	265,559,346	265,559,346	—	—
Materials	263,372,021	263,372,021	—	—
Media	63,801,054	63,801,054	—	—
Pharmaceuticals, Biotechnology & Life Sciences	752,564,826	619,195,675	133,369,151	—
Real Estate	65,385,144	65,385,144	—	—
Retailing	62,603,587	62,603,587	—	—
Semiconductors & Semiconductor Equipment	366,387,740	366,387,740	—	—
Technology Hardware & Equipment	174,211,748	174,211,748	—	—
Telecommunication Services	205,809,172	205,809,172	—	—
Transportation	133,258,493	133,258,493	—	—
Utilities	476,783,598	476,783,598	—	—
Preferred Stocks	784,405	784,405	—	—
Asset & Commercial Mortgage Backed Securities	75,311,427	—	75,311,427	—
Corporate Bonds	5,605,954,948	—	5,605,954,948	—
Foreign Government Obligations	606,650,431	—	606,650,431	—
Municipal Bonds	14,526,800	—	14,526,800	—
Senior Floating Rate Interests	21,907,291	—	21,907,291	—
U.S. Government Securities	22,076,445	—	22,076,445	—
Convertible Bonds	10,615,850	—	10,615,850	—
Escrows	59,536	—	59,536	—
Short-Term Investments	346,448,848	346,448,848	—	—
Foreign Currency Contracts(2)	2,075,879	—	2,075,879	—
Futures Contracts(2)	8,103,232	8,103,232	—	—
Swaps – Credit Default(2)	12,218	—	12,218	—

Total	$12,197,464,092	$5,490,162,754	$6,707,301,334	$4

Liabilities
Foreign Currency Contracts(2)	$(293,695)	$—	$(293,695)	$—
Futures Contracts(2)	(5,244,378)	(5,244,378)	—	—
Swaps – Credit Default(2)	(24,448)	—	(24,448)	—

Total	$(5,562,521)	$(5,244,378)	$(318,143)	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2018 is not presented.

The accompanying notes are an integral part of these financial statements.

63

The Hartford Checks and Balances Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 100.1%
	Domestic Equity Funds - 66.7%
14,046,905	The Hartford Capital Appreciation Fund, Class F	$533,922,848
21,183,001	The Hartford Dividend and Growth Fund, Class F*	532,540,635

	Total Domestic Equity Funds (cost $1,072,131,381)	1,066,463,483

	Taxable Fixed Income Funds - 33.4%
52,972,487	The Hartford Total Return Bond Fund, Class F	533,962,669

	Total Taxable Fixed Income Funds (cost $546,242,243)	533,962,669

	Total Affiliated Investment Companies (cost $1,618,373,624)	$1,600,426,152

	Total Long-Term Investments (cost $1,618,373,624)	$1,600,426,152

Total Investments (cost $1,618,373,624)	100.1%	$1,600,426,152
Other Assets and Liabilities	(0.1)%	(860,876)

Total Net Assets	100.0%	$1,599,565,276

The accompanying notes are an integral part of these financial statements.

64

The Hartford Checks and Balances Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

65

The Hartford Checks and Balances Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$1,600,426,152	$1,600,426,152	$—	$—

Total	$1,600,426,152	$1,600,426,152	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

66

The Hartford Conservative Allocation Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Alternative Funds - 5.2%
466,886	Hartford Real Total Return Fund, Class F	$3,721,083
263,170	The Hartford Global Real Asset Fund, Class F	2,542,222

	Total Alternative Funds (cost $6,500,467)	6,263,305

	Domestic Equity Funds - 25.0%
295,488	Hartford Core Equity Fund, Class F	8,657,809
58,580	Hartford Multifactor US Equity ETF	1,823,010
90,544	Hartford Small Cap Core Fund, Class F	1,235,016
385,288	The Hartford Equity Income Fund, Class F	7,474,587
52,216	The Hartford Growth Opportunities Fund, Class F	2,437,982
121,863	The Hartford MidCap Fund, Class F	3,882,543
232,063	The Hartford Quality Value Fund, Class F	4,601,810

	Total Domestic Equity Funds (cost $28,344,936)	30,112,757

	International/Global Equity Funds - 7.8%
19,310	Hartford Multifactor Developed Markets ex-US ETF	568,776
361,298	Hartford Schroders International Multi-Cap Value Fund, Class F	3,714,144
255,953	The Hartford International Opportunities Fund, Class F	4,305,136
46,268	The Hartford International Small Company Fund, Class F	772,682

	Total International/Global Equity Funds (cost $8,619,612)	9,360,738

	Multi-Strategy Funds - 4.1%
465,595	The Hartford Global All-Asset Fund, Class F	4,963,246

	Total Multi-Strategy Funds (cost $5,124,386)	4,963,246

	Taxable Fixed Income Funds - 57.6%
470,899	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F	4,478,249
469,553	The Hartford Inflation Plus Fund, Class F	4,967,872
1,803,872	The Hartford Quality Bond Fund, Class F	17,533,640
828,191	The Hartford Short Duration Fund, Class F	8,083,140
1,000,496	The Hartford Strategic Income Fund, Class F	8,674,300
1,472,454	The Hartford Total Return Bond Fund, Class F	14,842,341
1,028,450	The Hartford World Bond Fund, Class F	10,901,571

	Total Taxable Fixed Income Funds (cost $70,661,797)	69,481,113

	Total Affiliated Investment Companies (cost $119,251,198)	$120,181,159

	Total Long-Term Investments (cost $119,251,198)	$120,181,159

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
370,839	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(1)	$370,839

	Total Short-Term Investments (cost $370,839)	$370,839

Total Investments (cost $119,622,037)	100.0%	$120,551,998
Other Assets and Liabilities	0.0%	(33,148)

Total Net Assets	100.0%	$120,518,850

The accompanying notes are an integral part of these financial statements.

67

The Hartford Conservative Allocation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

68

The Hartford Conservative Allocation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$120,181,159	$120,181,159	$—	$—
Short-Term Investments	370,839	370,839	—	—

Total	$120,551,998	$120,551,998	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

69

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9%
		Canada - 0.1%
$	195,000	Master Credit Card Trust 3.74%, 07/22/2024(1)	$193,128
	40,000	Securitized Term Auto Receivables Trust 2.04%, 04/26/2021(1)	39,403
	50,000	2.29%, 03/25/2022(1)	48,682

			281,213

		Cayman Islands - 0.8%
	250,000	Atrium XII 3 mo. USD LIBOR + 5.250%, 7.61%, 04/22/2027(1)(2)	246,493
		BlueMountain CLO Ltd.
	250,000	3 mo. USD LIBOR + 1.420%, 3.31%, 11/20/2028(1)(2)	250,634
	250,000	3 mo. USD LIBOR + 3.000%, 5.36%, 07/20/2026(1)(2)	250,023
	363,670	LCM XVII L.P. 3 mo. USD LIBOR + 1.350%, 3.70%, 10/15/2026(1)(2)	364,049
		Madison Park Funding Ltd.
	250,000	3 mo. USD LIBOR + 0.950%, 3.31%, 04/19/2030(1)(2)	249,998
	250,000	3 mo. USD LIBOR + 1.500%, 3.87%, 01/27/2026(1)(2)	250,075
		Octagon Investment Partners Ltd.
	250,000	3 mo. USD LIBOR + 1.000%, 2.98%, 01/25/2031(1)(2)	249,874
	250,000	3 mo. USD LIBOR + 2.750%, 5.11%, 01/22/2030(1)(2)	250,004
	250,000	Tryon Park CLO, Ltd. 3 mo. USD LIBOR + 0.890%, 3.24%, 04/15/2029(1)(2)	250,000

			2,361,150

		United States - 5.0%
	190,000	245 Park Avenue Trust 3.78%, 06/05/2037(1)(3)	184,183
	225,000	280 Park Avenue Mortgage Trust 1 mo. USD LIBOR + 1.250%, 3.15%, 09/15/2034(1)(2)	225,141
	286,031	Alternative Loan Trust 5.25%, 08/25/2035	253,116
	160,000	American Credit Acceptance Receivables Trust 2.87%, 08/12/2022(1)	159,747
		AmeriCredit Automobile Receivables Trust
	50,000	2.74%, 12/08/2022	49,191
	50,000	3.65%, 05/09/2022	50,386
	73,001	Angel Oak Mortgage Trust LLC 2.48%, 07/25/2047(1)(3)	71,534
	150,000	Avant Loans Funding Trust 3.38%, 04/15/2021(1)	149,625
	220,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 04/14/2033(1)(3)	212,742
	36,791	Banc of America Mortgage Trust 4.15%, 04/25/2034(3)	37,061
	130,097	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	130,118
		Bayview Opportunity Master Fund Trust
	128,421	2.98%, 10/28/2032(1)(4)	127,692
	82,005	4.00%, 10/28/2064(1)(3)	82,934

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9% - (continued)
		United States - 5.0% - (continued)
$	151,870	Bear Stearns Asset Backed Securities I Trust 6.00%, 11/25/2035	$179,177
		Capital Auto Receivables Asset Trust
	175,000	3.34%, 03/22/2021	175,481
	48,000	3.62%, 05/20/2021	48,336
	100,000	CGGS Commercial Mortgage Trust 1 mo. USD LIBOR + 1.100%, 3.00%, 02/15/2037(1)(2)	100,069
	192,877	CIM Trust 3.00%, 04/25/2057(1)(3)	190,791
		COLT Mortgage Loan Trust
	36,942	2.75%, 09/25/2046(1)(3)	36,807
	91,055	3.08%, 02/25/2048(1)(3)	91,049
	58,311	3.75%, 12/26/2046(1)(3)	58,311
		Connecticut Avenue Securities
	69,896	1 mo. USD LIBOR + 1.450%, 3.35%, 01/25/2029(2)	70,453
	200,000	1 mo. USD LIBOR + 2.600%, 4.50%, 05/25/2024(2)	212,623
	202,397	1 mo. USD LIBOR + 2.900%, 4.80%, 07/25/2024(2)	215,639
	200,000	1 mo. USD LIBOR + 4.400%, 6.30%, 01/25/2024(2)	228,279
	201,798	1 mo. USD LIBOR + 5.000%, 6.90%, 07/25/2025(2)	230,239
	175,000	1 mo. USD LIBOR + 5.250%, 7.15%, 10/25/2023(2)	203,046
	95,883	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	95,532
	155,000	CSAIL Commercial Mortgage Trust 4.50%, 08/15/2048(3)	151,826
	250,000	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	250,000
		Drive Auto Receivables Trust
	60,000	2.30%, 05/17/2021	59,722
	100,000	4.16%, 05/15/2024(1)	101,587
		Exeter Automobile Receivables Trust
	41,566	2.05%, 12/15/2021(1)	41,313
	35,000	3.03%, 01/17/2023(1)	34,485
		Fannie Mae Connecticut Avenue Securities
	65,000	1 mo. USD LIBOR + 2.200%, 4.10%, 08/25/2030(2)	65,793
	20,000	1 mo. USD LIBOR + 2.800%, 4.70%, 02/25/2030(2)	20,798
	30,000	1 mo. USD LIBOR + 3.600%, 5.50%, 01/25/2030(2)	30,467
	250,000	1 mo. USD LIBOR + 4.250%, 6.15%, 01/25/2029(2)	284,623
	99,000	1 mo. USD LIBOR + 4.350%, 6.25%, 05/25/2029(2)	110,548
	30,000	1 mo. USD LIBOR + 4.450%, 6.35%, 02/25/2030(2)	31,137
	146,131	1 mo. USD LIBOR + 5.000%, 6.90%, 07/25/2025(2)	162,862
	195,000	1 mo. USD LIBOR + 5.500%, 7.40%, 09/25/2029(2)	218,494
	179,899	1 mo. USD LIBOR + 10.750%, 11.24%, 01/25/2029(2)	236,761
	49,969	1 mo. USD LIBOR + 12.750%, 14.65%, 10/25/2028(2)	73,445

The accompanying notes are an integral part of these financial statements.

70

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9% - (continued)
		United States - 5.0% - (continued)
$	209,060	FHLMC 1 mo. USD LIBOR + 1.650%, 3.55%, 04/25/2024(2)	$212,017
	60,000	First Investors Auto Owner Trust 2.65%, 11/15/2022(1)	59,105
	77,174	Foursight Capital Automobile Receivables Trust 2.37%, 04/15/2022(1)	76,693
		FREMF Mortgage Trust
	30,000	3.48%, 05/25/2045(1)(3)	30,095
	40,000	3.66%, 12/25/2049(1)(3)	36,001
	99,000	3.68%, 11/25/2047(1)(3)	98,042
	25,000	3.76%, 11/25/2050(1)(3)	24,206
	120,000	3.82%, 04/25/2048(1)(3)	115,966
	55,000	3.85%, 10/25/2049(1)(3)	53,194
	65,000	3.91%, 02/25/2025(1)	63,815
	65,000	3.93%, 02/25/2050(1)(3)	63,566
	165,000	3.94%, 06/25/2047(1)(3)	166,294
	160,000	3.97%, 07/25/2049(1)(3)	160,076
	75,000	3.98%, 03/25/2028(1)(3)	68,822
	40,000	3.98%, 08/25/2027(1)(3)	38,823
	60,000	4.01%, 02/25/2050(1)(3)	57,480
	35,000	4.11%, 07/25/2049(1)(3)	33,658
	84,000	4.12%, 02/25/2046(1)(3)	85,398
	40,000	4.17%, 07/25/2027(1)(3)	39,905
	105,000	4.17%, 05/25/2045(1)(3)	105,301
	225,000	4.27%, 02/25/2046(1)(3)	224,488
	121,218	GLS Auto Receivables Trust 2.67%, 04/15/2021(1)	120,863
	100,000	GMF Floorplan Owner Revolving Trust 2.63%, 07/15/2022(1)	97,892
	100,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 1.500%, 3.40%, 07/15/2032(1)(2)	100,219
	63,000	GS Mortgage Securities Trust 3.51%, 03/10/2050(1)(3)	52,009
	53,616	GSR Mortgage Loan Trust 3.04%, 01/25/2035(3)	51,696
	100,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	97,874
	52,000	Hyundai Auto Receivables Trust 2.19%, 11/15/2022	52,005
	41,349	JP Morgan Mortgage Acquisition Trust 4.96%, 11/25/2036(4)	41,323
		JP Morgan Mortgage Trust
	46,209	3.00%, 09/25/2044(1)(3)	46,003
	109,138	3.50%, 01/25/2047(1)(3)	108,721
		LSTAR Securities Investment Ltd.
	61,523	1 mo. USD LIBOR + 1.650%, 0.04%, 11/01/2022(1)(2)	61,080
	122,901	1 mo. USD LIBOR + 1.550%, 3.46%, 02/01/2023(1)(2)	121,987
	87,193	1 mo. USD LIBOR + 1.750%, 3.66%, 09/01/2022(1)(2)	87,151
	53,469	1 mo. USD LIBOR + 1.750%, 3.66%, 10/01/2022(1)(2)	53,204
	72,606	Marlette Funding Trust 2.36%, 12/15/2024(1)	72,336
	65,291	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(3)	64,004

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9% - (continued)
		United States - 5.0% - (continued)
$	275,000	Morgan Stanley Capital I Trust 1 mo. USD LIBOR + 1.950%, 3.85%, 11/15/2034(1)(2)	$276,209
	138,783	MortgageIT Mortgage Loan Trust 1 mo. USD LIBOR + 0.200%, 2.10%, 04/25/2036(2)	123,258
	150,000	MSSG Trust 3.87%, 09/13/2039(1)	140,135
		New Residential Mortgage Loan Trust
	101,794	3.25%, 09/25/2056(1)(3)	100,756
	111,425	3.75%, 05/25/2054(1)(3)	111,777
	79,862	3.75%, 11/25/2056(1)(3)	79,995
	168,369	4.00%, 02/25/2057(1)(3)	170,252
	95,923	4.00%, 12/25/2057(1)(3)	97,334
	12,921	New York City Tax Lien 1.47%, 11/10/2029(1)	12,663
		NRZ Advance Receivables Trust
	303,000	2.58%, 10/15/2049(1)	299,506
	225,000	3.11%, 12/15/2050(1)	223,998
	185,000	3.21%, 02/15/2051(1)	183,473
	101,630	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	100,998
	91,350	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(4)	90,132
		OneMain Financial Issuance Trust
	169,000	3.30%, 03/14/2029(1)	168,577
	85,706	4.10%, 03/20/2028(1)	86,243
	100,000	4.57%, 02/20/2029(1)	101,812
	109,225	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 1 mo. USD LIBOR + 0.645%, 2.54%, 04/25/2035(2)	109,207
	65,737	Prosper Marketplace Issuance Trust 2.36%, 11/15/2023(1)	65,447
		Santander Drive Auto Receivables Trust
	50,000	2.46%, 03/15/2022	49,651
	65,000	2.58%, 05/16/2022	64,612
	175,000	3.17%, 04/17/2023	173,246
	25,000	3.65%, 12/15/2021	25,178
	100,000	Series RRX Trust 0.00%, 08/26/2044(1)(5)	99,408
	173,000	SG Residential Mortgage Trust 3.74%, 04/27/2048(1)(3)(6)(7)(8)	172,997
	111,432	SLM Student Loan Trust 3 mo. USD LIBOR + 0.040%, 2.40%, 01/25/2019(2)	111,031
		SoFi Consumer Loan Program LLC
	77,211	2.20%, 11/25/2026(1)	76,829
	74,738	2.50%, 05/26/2026(1)	73,695
	64,100	2.77%, 05/25/2026(1)	63,613
	53,627	3.28%, 01/26/2026(1)	53,626
	215,000	Springleaf Funding Trust 2.68%, 07/15/2030(1)	211,040
		Towd Point Mortgage Trust
	73,629	2.25%, 04/25/2056(1)(3)	72,185
	80,617	2.75%, 04/25/2057(1)(3)	79,443
	110,270	3.00%, 03/25/2054(1)(3)	109,785
	119,000	1 mo. USD LIBOR + 1.200%, 3.10%, 02/25/2057(1)(2)	119,335
	199,000	3.75%, 04/25/2055(1)(3)	199,473

The accompanying notes are an integral part of these financial statements.

71

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9% - (continued)
		United States - 5.0% - (continued)
$	100,000	United Auto Credit Securitization Trust 2.71%, 01/10/2022(1)	$99,570
	34,942	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(1)	34,902
	97,105	Verus Securitization Trust 2.85%, 07/25/2047(1)(3)	96,229
	57,694	VOLT LIX LLC 3.25%, 05/25/2047(1)(4)	57,335
	171,693	VOLT LVI LLC 3.50%, 03/25/2047(1)(4)	171,478
	50,557	VOLT LVIII LLC 3.38%, 05/28/2047(1)(4)	50,435
	59,510	VOLT LX LLC 3.25%, 06/25/2047(1)(4)	59,171
	58,471	VOLT LXI LLC 3.13%, 06/25/2047(1)(4)	58,101
	84,884	VOLT LXII LLC 3.13%, 09/25/2047(1)(4)	83,981
	81,554	VOLT LXIII LLC 3.00%, 10/25/2047(1)(4)	80,921
	110,000	VOLT LXIV LLC 4.63%, 10/25/2047(1)(4)	108,130
	170,000	VOLT LXV LLC 3.75%, 04/25/2048(1)(4)	170,000
	115,000	Volvo Financial Equipment LLC 2.27%, 03/16/2020(1)	114,532
	195,000	Wachovia Bank Commercial Mortgage Trust 5.47%, 10/15/2044(1)(3)	175,503
	59,850	Wendys Funding LLC 3.57%, 03/15/2048(1)	58,297
		Westlake Automobile Receivables Trust
	145,000	2.59%, 12/15/2022(1)	143,375
	45,000	3.41%, 05/15/2023(1)	44,728

			14,688,082

		Total Asset & Commercial Mortgage Backed Securities (cost $17,339,324)	$17,330,445

CORPORATE BONDS - 3.7%
		Argentina - 0.0%
$	160,000	YPF S.A. BADLARPP + 4.000%, 26.56%, 07/07/2020(2)(9)	$124,021

		Austria - 0.2%
EUR	100,000	Raiffeisen Bank International AG 5 year EUR Swap + 3.300%, 4.50%, 02/21/2025(2)(9)	127,989
	300,000	Volksbank Wien AG 5 year EUR Swap + 2.550%, 2.75%, 10/06/2027(2)(9)	364,419

			492,408

		Finland - 0.2%
$	550,000	Nokia Oyj 4.38%, 06/12/2027	510,125

		France - 0.2%
	150,000	AXA S.A. 3 mo. USD LIBOR + 1.449%, 6.46%, 12/14/2018(2)(9)(10)	150,375

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 3.7% - (continued)
		France - 0.2% - (continued)
$	200,000	BNP Paribas S.A. 5 year USD Swap + 1.483%, 4.38%, 03/01/2033(1)(2)	$192,780
	200,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(2)(9)(10)	217,000
EUR	100,000	Sogecap S.A. 5 year EUR Swap + 4.150%, 4.13%, 02/18/2026(2)(9)(10)	129,817

			689,972

		Germany - 0.3%
		Deutsche Bank AG
	200,000	4.50%, 05/19/2026	265,310
$	200,000	5 year USD Swap + 5.003%, 7.50%, 04/30/2025(2)(10)	199,500
EUR	100,000	Deutsche Pfandbriefbank AG 5 year EUR Swap + 2.750%, 2.88%, 06/28/2027(2)(9)	121,760
$	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/2024(9)	198,222

			784,792

		Guernsey - 0.1%
	350,000	Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020	347,914

		Iceland - 0.1%
EUR	120,000	Arion Banki HF 1.63%, 12/01/2021(9)	149,870

		Italy - 0.2%
	150,000	Banca Carige S.p.A. 5.00%, 12/22/2022(9)	190,152
	100,000	Societa Cattolica di Assicurazioni 3 Mo. EUR LIBOR + 4.455%, 4.25%, 12/14/2047(2)(9)	122,575
$	210,000	UniCredit S.p.A. 5 year USD ICE Swap + 3.703%, 5.86%, 06/19/2032(1)(2)	210,010

			522,737

		Mexico - 0.1%
	275,000	Mexico City Airport Trust 5.50%, 07/31/2047	244,406

		Netherlands - 0.2%
	250,000	ING Groep N.V. 5 year USD Swap + 4.446%, 6.50%, 04/16/2025(2)(10)	257,500
	225,000	VIVAT N.V. 5 year USD Swap + 4.174%, 6.25%, 11/16/2022(2)(9)(10)	228,903

			486,403

		Portugal - 0.1%
EUR	200,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(9)(10)	280,156
		Novo Banco S.A.
	75,000	3.50%, 01/23/2043	78,228
	90,000	3.50%, 02/19/2043(9)	93,875

			452,259

The accompanying notes are an integral part of these financial statements.

72

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 3.7% - (continued)
		Spain - 0.3%
$	200,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year USD Swap + 8.262%, 9.00%, 05/09/2018(2)(9)(10)	$200,200
EUR	200,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(9)(10)	256,837
	200,000	Bankinter S.A. 5 year EUR Swap + 8.867%, 8.63%, 05/10/2021(2)(9)(10)	282,808
	200,000	CaixaBank S.A. 5 year EUR Swap + 3.35%, 3.50%, 02/15/2027(2)(9)	259,470

			999,315

		Switzerland - 0.2%
$	250,000	Credit Suisse Group AG 4.28%, 01/09/2028(9)	246,220
	275,000	UBS Group AG 5 year USD Swap + 4.590%, 6.88%, 08/07/2025(2)(9)(10)	289,437

			535,657

		United Kingdom - 0.3%
	265,000	HSBC Holdings plc 5 year USD ICE Swap + 5.514%, 6.88%, 06/01/2021(2)(10)	280,900
GBP	150,000	Prudential plc GUKG5 + 3.084%, 5.70%, 12/19/2063(2)(9)	238,666
$	315,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(10)	344,925

			864,491

		United States - 1.2%
EUR	335,000	Equinix, Inc. 2.88%, 10/01/2025	392,814
$	450,000	General Motors Co. 6.75%, 04/01/2046	509,650
	575,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	517,340
	325,000	L Brands, Inc. 6.88%, 11/01/2035	305,500
	125,000	Matador Resources Co. 6.88%, 04/15/2023	130,625
	450,000	Reynolds American, Inc. 5.85%, 08/15/2045	506,302
	125,000	RSP Permian, Inc. 6.63%, 10/01/2022	130,313
	135,000	SBA Tower Trust 3.45%, 03/15/2048(1)	133,959
	500,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	513,750
	550,000	United Technologies Corp. 3.75%, 11/01/2046	480,129

			3,620,382

		Total Corporate Bonds (cost $10,703,981)	$10,824,752

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 9.3%
		Argentina - 0.7%
ARS	17,775,000	Argentina POM Politica Monetaria 28.88%, 06/21/2020(3)	$902,248
EUR	900,000	Argentine Republic Government International Bond 5.00%, 01/15/2027(9)	1,055,691

			1,957,939

		Canada - 0.8%
CAD	3,200,000	Canadian Government Bond 0.50%, 03/01/2022	2,348,577

		Chile - 0.5%
CLP	985,000,000	Bonos de la Tesoreria de la Republica en pesos 4.50%, 03/01/2026	1,611,633

		Dominican Republic - 0.2%
$	500,000	Dominican Republic International Bond 7.45%, 04/30/2044(9)	547,500

		Greece - 0.2%
EUR	119,225,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(3)	575,904

		Iceland - 0.5%
		Iceland Rikisbref
ISK	25,804,286	6.50%, 01/24/2031	282,830
	112,400,000	8.00%, 06/12/2025	1,293,061

			1,575,891

		India - 1.1%
		India Government Bond
INR	43,350,000	7.61%, 05/09/2030	626,802
	49,080,000	7.72%, 05/25/2025	730,979
	35,150,000	8.60%, 06/02/2028	549,212
	80,000,000	8.79%, 11/08/2021	1,237,255

			3,144,248

		Japan - 1.5%
		Japanese Government CPI Linked Bond
JPY	149,160,600	0.10%, 09/10/2023(11)	1,419,752
	317,549,800	0.10%, 09/10/2024(11)	3,041,409

			4,461,161

		Macedonia - 0.1%
EUR	190,000	Macedonia Government International Bond 2.75%, 01/18/2025(1)	227,149

		Mexico - 1.0%
		Mexican Udibonos
MXN	24,186,202	2.00%, 06/09/2022(11)	1,213,057
	6,158,789	4.00%, 11/15/2040(11)	337,422
	22,784,505	4.00%, 11/08/2046(11)	1,246,103

			2,796,582

		New Zealand - 0.3%
NZD	1,061,593	New Zealand Government Bond 2.50%, 09/20/2035(9)(11)	801,975

		Norway - 0.6%
NOK	14,850,000	Norway Government Bond 1.75%, 02/17/2027(1)(9)	1,835,097

		Oman - 0.2%
$	600,000	Oman Government International Bond 5.38%, 03/08/2027(9)	571,394

The accompanying notes are an integral part of these financial statements.

73

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 9.3% - (continued)
		Poland - 0.3%
PLN	3,200,000	Republic of Poland Government Bond 2.50%, 07/25/2026	$880,813

		Russia - 0.5%
RUB	95,800,000	Russian Federal Bond - OFZ 8.15%, 02/03/2027	1,620,451

		Saudi Arabia - 0.2%
		Saudi Government International Bond
$	275,000	4.50%, 10/26/2046(9)	248,500
	375,000	5.00%, 04/17/2049(1)	359,621

			608,121

		South Korea - 0.5%
KRW	1,569,458,228	Inflation Linked Korea Treasury Bond 1.00%, 06/10/2026(11)	1,371,173

		United Arab Emirates - 0.1%
$	275,000	Abu Dhabi Government International Bond 4.13%, 10/11/2047(9)	251,133

		Total Foreign Government Obligations (cost $28,946,145)	$27,186,741

U.S. GOVERNMENT AGENCIES - 3.8%
		United States - 3.8%
		Mortgage-Backed Agencies - 3.6%
		FHLMC - 2.3%
$	4,361,422	0.20%, 10/25/2026(3)(12)	$33,666
	2,288,214	0.38%, 06/25/2025(3)(12)	36,145
	1,486,118	0.40%, 11/25/2023(3)(12)	20,010
	752,540	0.75%, 03/25/2027(3)(12)	34,564
	1,416,833	0.84%, 01/25/2024(3)(12)	50,267
	100,000	1.70%, 04/25/2044(3)(12)	10,668
	525,000	1.71%, 07/25/2041(3)(12)	38,521
	435,000	2.28%, 01/25/2042(3)(12)	46,741
	426,343	2.50%, 03/15/2028(12)	33,770
	45,681	2.50%, 05/15/2028(12)	3,475
	44,292	3.00%, 05/15/2032(12)	3,548
	54,442	3.00%, 03/15/2033(12)	7,054
	650,000	3.00%, 05/01/2048(13)	626,583
	200,000	3.19%, 07/25/2027	196,452
	52,681	3.50%, 06/15/2026(12)	3,602
	460,677	3.50%, 03/15/2041(12)	57,357
	215,000	1 mo. USD LIBOR + 1.800%, 3.70%, 07/25/2030(2)	214,018
	250,000	1 mo. USD LIBOR + 2.000%, 3.90%, 12/25/2028(2)	254,274
	27,156	4.00%, 07/15/2027(12)	2,747
	54,687	4.00%, 03/15/2028(12)	5,622
	2,275,000	4.00%, 05/01/2048(13)	2,318,012
	59,390	1 mo. USD LIBOR + 2.200%, 4.10%, 03/25/2025(2)	59,793
	115,000	1 mo. USD LIBOR + 2.300%, 4.20%, 09/25/2030(2)	116,695
	116,792	1 mo. USD LIBOR + 2.600%, 4.50%, 12/25/2027(2)	119,388
	1,075,000	4.50%, 06/01/2048(13)	1,117,412
	98,234	5.50%, 04/15/2036(12)	20,548
	250,000	1 mo. USD LIBOR + 3.750%, 5.65%, 09/25/2024(2)	287,997
	250,000	1 mo. USD LIBOR + 3.800%, 5.70%, 03/25/2025(2)	269,127

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 3.8% - (continued)
		FHLMC - 2.3% - (continued)
$	250,000	1 mo. USD LIBOR + 4.450%, 6.35%, 03/25/2030(2)	$270,411
	237,990	1 mo. USD LIBOR + 4.750%, 6.65%, 10/25/2024(2)	265,414
	250,000	1 mo. USD LIBOR + 4.750%, 6.65%, 12/25/2029(2)	267,742

			6,791,623

		FNMA - 1.0%
	252,026	1.41%, 05/25/2046(3)(12)	9,793
	91,517	1.45%, 04/25/2055(3)(12)	3,970
	169,458	1.57%, 06/25/2055(3)(12)	7,265
	376,719	1.57%, 08/25/2044(3)(12)	14,302
	4,572	2.78%, 04/01/2022	4,510
	98,580	2.85%, 06/01/2027	94,998
	130,366	2.85%, 12/01/2027	124,571
	195,000	2.97%, 06/01/2027	188,666
	80,837	3.00%, 02/25/2027(12)	6,309
	52,816	3.00%, 09/25/2027(12)	5,111
	109,063	3.00%, 11/25/2027(12)	10,351
	73,136	3.00%, 02/25/2028(12)	6,559
	31,245	3.00%, 01/01/2031	31,070
	30,000	3.07%, 06/01/2027	29,354
	100,000	3.10%, 10/01/2027	97,609
	4,543	3.20%, 04/01/2022	4,565
	126,597	3.42%, 04/01/2024	127,744
	331,476	3.50%, 04/25/2027(12)	32,314
	36,743	3.50%, 05/25/2027(12)	3,758
	96,257	3.50%, 10/25/2027(12)	9,910
	55,444	3.50%, 02/25/2031(12)	5,161
	66,602	3.50%, 09/25/2035(12)	10,507
	1,000,000	3.50%, 05/01/2048(13)	992,812
	281,343	3.78%, 10/01/2023	287,378
	10,000	3.86%, 12/01/2025	10,350
	18,643	3.87%, 10/01/2025	19,280
	28,783	3.89%, 05/01/2030	29,394
	9,442	3.96%, 05/01/2034	9,739
	4,865	3.97%, 05/01/2029	5,082
	210,000	4.00%, 05/01/2048(13)	213,888
	13,534	4.06%, 10/01/2028	14,220
	100,000	4.50%, 12/25/2041(12)	43,224
	253,176	4.50%, 02/25/2043(12)	53,128
	263,999	5.14%, 10/01/2024	286,437
	24,630	5.46%, 05/25/2042(3)(12)	2,584

			2,795,913

		GNMA - 0.3%
	197,411	2.50%, 05/16/2028(12)	13,683
	276,753	3.00%, 08/20/2027(12)	24,891
	286,708	3.00%, 07/20/2028(12)	23,587
	125,726	3.00%, 02/16/2043(12)	20,736
	41,375	3.50%, 03/20/2027(12)	4,180
	209,887	3.50%, 07/20/2029(12)	23,191
	65,107	3.50%, 02/16/2030(12)	6,791
	40,787	3.50%, 07/20/2040(12)	4,774
	76,130	3.50%, 02/20/2041(12)	9,423
	87,682	3.50%, 04/20/2042(12)	11,865
	87,573	3.50%, 05/16/2042(12)	17,656
	133,860	3.50%, 10/20/2042(12)	28,148
	138,929	3.50%, 05/20/2043(12)	26,668
	246,376	4.00%, 04/16/2026(12)	25,359

The accompanying notes are an integral part of these financial statements.

74

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 3.8% - (continued)
		GNMA - 0.3% - (continued)
$	95,435	4.00%, 03/20/2047(12)	$18,537
	119,477	4.00%, 07/20/2047(12)	23,973
	102,456	5.00%, 02/16/2040(12)	26,100
	80,204	5.50%, 02/16/2047(12)	18,047
	62,945	6.00%, 02/20/2046(12)	14,531
	575,000	6.00%, 05/01/2048(13)	640,024

			982,164

			10,569,700

		Other Direct Federal Obligations - 0.2%
		SLM Student Loan Trust - 0.2%
	132,222	3 mo. USD LIBOR + 0.650%, 3.01%, 01/25/2022(2)	131,612
	172,385	3 mo. USD LIBOR + 1.500%, 3.86%, 04/25/2023(2)	175,833
	203,501	3 mo. USD LIBOR + 1.700%, 4.06%, 07/25/2023(2)	209,154

			516,599

		Total U.S. Government Agencies (cost $11,116,565)	$11,086,299

U.S. GOVERNMENT SECURITIES - 3.3%
		United States - 3.3%
		Other Direct Federal Obligations - 0.0%
		FHLMC - 0.0%
$	575,000	1.60%, 10/25/2043(3)(12)	$52,983
	114,249	2.04%, 11/25/2044(3)(12)	12,353
	210,000	2.07%, 10/25/2044(3)(12)	30,645

			95,981

		U.S. Treasury Bonds - 1.1%
	438,311	0.88%, 02/15/2047(11)	434,597
	1,963,584	3.38%, 04/15/2032(11)	2,618,572

			3,053,169

		U.S. Treasury Notes - 2.2%
	3,046,189	0.13%, 04/15/2021(11)	3,003,352
	1,497,789	0.25%, 01/15/2025(11)	1,453,062
	1,680,462	0.63%, 01/15/2024(11)	1,676,537
	366,706	0.63%, 01/15/2026(11)	363,803

			6,496,754

		Total U.S. Government Securities (cost $9,854,337)	$9,645,904

COMMON STOCKS - 57.1%
		Argentina - 0.0%
	104	Pampa Energia S.A. ADR*	$5,932
	800	YPF S.A. ADR	17,512

			23,444

		Australia - 0.8%
	2,198	BHP Billiton plc	46,867
	2,966	Brambles Ltd.	21,946
	612	Caltex Australia Ltd.	14,232
	1,838	Dexus REIT	13,071
	5,298	Goodman Group REIT	36,045
	39,616	IOOF Holdings Ltd.	266,050
	3,438	Karoon Gas Australia Ltd.*	3,264

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	Australia - 0.8% - (continued)
2,952	NEXTDC Ltd.*	$15,161
7,336	Nufarm Ltd.	50,143
236,052	OceanaGold Corp.	636,115
13,864	Orora Ltd.	34,771
868,531	Perseus Mining Ltd.*	298,291
139,722	Ramelius Resources Ltd.*	53,927
324,165	Resolute Mining Ltd.	276,844
139,810	Silver Lake Resources Ltd.*	58,588
111,055	Sydney Airport	594,598

		2,419,913

	Austria - 0.8%
7,044	ams AG	580,968
16,696	BAWAG Group AG*(1)	874,330
2,833	Strabag SE	116,490
373	voestalpine AG	19,678
31,285	Wienerberger AG	788,316

		2,379,782

	Belgium - 0.5%
8,782	Ageas	469,771
977	Anheuser-Busch InBev N.V. ADR	97,778
15,787	Euronav N.V.(14)	127,383
5,173	Melexis N.V.	492,256
897	Telenet Group Holding N.V.*	52,420
1,027	UCB S.A.	77,348
435	Umicore S.A.	24,194
144	Warehouses De Pauw CVA REIT	17,712

		1,358,862

	Bermuda - 0.5%
26,261	Bank of NT Butterfield & Son Ltd.	1,246,085
10,224	Marvell Technology Group Ltd.	205,093

		1,451,178

	Brazil - 0.1%
2,101	Cia de Saneamento do Parana	35,385
800	Pagseguro Digital Ltd. Class A*	26,584
1,150	Petrobras Distribuidora S.A.	7,537
6,280	Petroleo Brasileiro S.A.*	44,153
2,879	Petroleo Brasileiro S.A. ADR*	40,565

		154,224

	British Virgin Islands - 0.1%
143,620	Atlas Mara Ltd.*	383,465

	Canada - 1.9%
432	Agnico Eagle Mines Ltd.	18,183
12,076	Bank of Nova Scotia	742,270
458	BCE, Inc.	19,437
1,443	Cameco Corp.	15,195
10,035	Canadian Imperial Bank of Commerce	874,033
1,634	Canadian Natural Resources Ltd.	58,948
102,069	Centerra Gold, Inc.*	623,249
2,563	Dream Global Real Estate Investment Trust	27,328
5,686	EcoSynthetix, Inc.*	7,617
2,334	Encana Corp.	29,067
12,829	Equitable Group, Inc.(14)	578,726
48,847	Fairfax India Holdings Corp.*(1)	854,823
48,898	Gluskin Sheff + Associates, Inc.	591,445
1,668	Killam Apartment Real Estate Investment Trust REIT	18,421

The accompanying notes are an integral part of these financial statements.

75

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	Canada - 1.9% - (continued)
4,118	Lundin Mining Corp.	$27,262
3,655	Magna International, Inc.	215,864
812	Methanex Corp.	49,045
24,370	Parex Resources, Inc.*	419,279
394	Source Energy Services Ltd.*	1,657
10,200	SSR Mining, Inc.*	104,467
1,686	Suncor Energy, Inc.	64,475
24,400	Teranga Gold Corp.*	93,119
586	Tourmaline Oil Corp.	11,022
3,621	TransCanada Corp.	153,532
332	Trican Well Service Ltd.*	884
459	Waste Connections, Inc.	33,186

		5,632,534

	China - 1.9%
22,078	AAC Technologies Holdings, Inc.	316,880
5,917	Alibaba Group Holding Ltd. ADR*	1,056,421
1,133	Baozun, Inc. ADR*	52,107
90,346	China Longyuan Power Group Corp. Ltd. Class H	88,740
8,000	China Oilfield Services Ltd. Class H	7,982
347	China Petroleum & Chemical Corp. ADR	33,846
2,347	China Petroleum & Chemical Corp. Class H	2,323
7,545	China Shenhua Energy Co., Ltd. Class H	18,507
140,988	China Telecom Corp. Ltd. Class H	68,341
36,950	CNOOC Ltd.	62,509
2,661	ENN Energy Holdings Ltd.	24,884
54,845	Gree Electric Appliances, Inc. of Zhuhai Class A	379,674
13,698	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	82,815
36,072	Hytera Communications Corp. Ltd. Class A	59,062
6,588	JD.com, Inc. ADR*	240,528
300	Ping An Healthcare and Technology Co., Ltd.*(6)(7)(8)	2,095
383	SINA Corp.*	36,592
60,461	Sunny Optical Technology Group Co., Ltd.	986,580
39,046	Tencent Holdings Ltd.	1,919,614
175	Weibo Corp. ADR*	20,041
500	Wuxi Biologics Cayman, Inc.*(1)	4,535

		5,464,076

	Colombia - 0.0%
2,929	CEMEX Latam Holdings S.A.*	9,030
11,872	Grupo Energia Bogota S.A. ESP	8,707

		17,737

	Croatia - 0.0%
17,117	Valamar Riviera dd	114,383
2,784	Zagrebacka Banka dd	25,592

		139,975

	Czech Republic - 0.1%
94,206	Moneta Money Bank AS(1)	338,620

	Denmark - 0.1%
76	AP Moller - Maersk A/S Class B	121,752
341	Genmab A/S*	68,847
765	Zealand Pharma A/S ADR*	11,398

		201,997

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	Egypt - 0.2%
292,004	Centamin plc	$630,972

	Finland - 0.3%
1,304	DNA Oyj	30,518
323	Elisa Oyj	14,278
779	Kemira Oyj	10,426
413	Neste Oyj	34,777
116,987	Nokia Oyj ADR	703,092
704	Tikkurila Oyj(14)	12,735

		805,826

	France - 2.8%
898	Airbus SE	105,410
21,127	Alstom S.A.	961,879
4,226	Amundi S.A.(1)	359,399
359	Arkema S.A.	47,027
11,841	AXA S.A.	338,636
11,097	BNP Paribas S.A.	856,680
15,128	Cie de Saint-Gobain	791,512
201	Cie Generale des Etablissements Michelin SCA	28,265
2,627	Engie S.A.	46,081
429	Essilor International Cie Generale d’Optique S.A.	58,597
129	Gecina S.A. REIT	22,362
650	JCDecaux S.A.	23,293
9,305	Kaufman & Broad S.A.	490,205
817	Legrand S.A.	63,573
522	LVMH Moet Hennessy Louis Vuitton SE	181,662
6,635	Nexity S.A.	414,888
6,878	Peugeot S.A.(14)	169,361
943	Publicis Groupe S.A.	70,518
977	Remy Cointreau S.A.	134,604
1,188	Safran S.A.	139,341
10,705	Schneider Electric SE	970,348
3,793	Television Francaise(14)	47,418
5,746	Thales S.A.	728,355
4,596	TOTAL S.A. ADR	287,756
153	Unibail-Rodamco SE REIT	36,731
9,157	Vinci S.A.(14)	915,550
653	Vivendi S.A.	17,221

		8,306,672

	Georgia - 0.0%
2,474	BGEO Group plc	118,267

	Germany - 1.0%
1,999	Beiersdorf AG	226,163
1,139	Brenntag AG	65,233
318	Continental AG	84,694
544	Delivery Hero AG*(1)	25,914
745	Deutsche Wohnen SE	35,160
61,015	E.ON SE	668,099
24,721	Infineon Technologies AG	632,998
591	Innogy SE(1)	25,969
219	LEG Immobilien AG	25,251
6,105	Rheinmetall AG	797,809
200	Siemens Healthineers AG*(1)	7,798
55	Siltronic AG	8,807
1,318	Volkswagen AG	268,821

		2,872,716

The accompanying notes are an integral part of these financial statements.

76

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	Greece - 1.1%
28,667	Aegean Airlines S.A.	$322,891
11,614	Autohellas S.A.	347,821
23,369	Frigoglass SAIC*	6,829
61,863	GEK Terna Holding Real Estate Construction S.A.*	376,285
69,755	Grivalia Properties REIC A.E. REIT	766,054
53,614	Hellenic Telecommunications Organization S.A.	780,533
43,890	OPAP S.A.	525,160

		3,125,573

	Hong Kong - 0.6%
86,000	AIA Group Ltd.	768,599
130,541	AMVIG Holdings Ltd.	33,597
15,633	ASM Pacific Technology Ltd.	214,224
4,323	CK Asset Holdings Ltd.	37,320
6,787	CK Infrastructure Holdings Ltd.	53,566
6,861	Galaxy Entertainment Group Ltd.	60,052
27,465	Guangdong Investment Ltd.	42,511
6,915	Hang Lung Properties Ltd.	16,365
4,199	Henderson Land Development Co., Ltd.	26,624
3,333	Kerry Properties Ltd.	15,933
5,035	Link REIT	44,500
3,095	Melco Resorts & Entertainment Ltd. ADR	96,595
12,083	New World Development Co., Ltd.	17,720
14,745	Nine Dragons Paper Holdings Ltd.	21,992
64,055	Pacific Basin Shipping Ltd.*	17,032
10,050	Sino Biopharmaceutical Ltd.	21,163
36,950	SUNeVision Holdings Ltd.	21,848
4,552	Techtronic Industries Co., Ltd.	26,667
487,801	Tongda Group Holdings Ltd.(14)	108,038

		1,644,346

	Iceland - 1.1%
2,977,023	Eik fasteignafelag HF*	293,907
241,945	Eimskipafelag Islands HF	534,388
571,866	N1 HF	624,481
2,183,575	Origo HF*	453,158
690,322	Reitir fasteignafelag HF	614,665
14,708,568	Siminn HF	639,566

		3,160,165

	India - 5.1%
132,449	Apollo Tyres Ltd.	582,778
11,547	Bajaj Auto Ltd.	508,820
216,945	Bank of Baroda	480,962
23,172	Bharat Dynamics Ltd.*	139,695
213,997	Bharat Electronics Ltd.	418,451
114,148	Bharti Infratel Ltd.	534,731
28,856	Container Corp. of India Ltd.	562,107
27,748	Dewan Housing Finance Corp. Ltd.	264,671
34,384	Dilip Buildcon Ltd.(1)	595,336
178,972	Gateway Distriparks Ltd.	450,124
27,178	Godrej Properties Ltd.*	326,840
128,410	Gujarat Pipavav Port Ltd.	284,018
6,193	Hindustan Aeronautics Ltd.	104,332
121,564	ICICI Bank Ltd.	517,114
114,520	Indraprastha Gas Ltd.	491,616
29,608	InterGlobe Aviation Ltd.(1)	620,497
178,155	IRB Infrastructure Developers Ltd.	749,831
130,507	ITC Ltd.	548,961
104,068	J Kumar Infraprojects Ltd.	440,253

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	India - 5.1% - (continued)
353,907	Jammu & Kashmir Bank Ltd.*	$300,484
24,291	Larsen & Toubro Ltd.	508,265
49,379	LIC Housing Finance Ltd.	402,401
525	MRF Ltd.	626,912
210,893	NTPC Ltd.	542,753
81,452	Oberoi Realty Ltd.	667,953
106,471	PC Jeweller Ltd.	229,438
19,069	Phoenix Mills Ltd.	178,001
184,226	Power Grid Corp. of India Ltd.	572,248
2,275	Reliance Industries Ltd.	32,695
12,180	SRF Ltd.	435,346
114,543	State Bank of India	421,257
34,219	Tata Motors Ltd.*	172,975
396,427	Tata Power Co., Ltd.	522,473
32,595	Thomas Cook India Ltd.	141,053
49,082	TVS Motor Co., Ltd.	488,784
117,191	Vakrangee Ltd.	174,847

		15,039,022

	Indonesia - 0.1%
1,359,069	Bank Tabungan Pensiunan Nasional Tbk PT	285,048
79,737	Link Net Tbk PT	30,949

		315,997

	Ireland - 1.2%
218,286	Bank of Cyprus Holdings plc*	500,317
365,427	Cairn Homes plc*	792,556
25,795	CRH plc	915,520
235,125	Glenveagh Properties plc*(1)	314,034
423,511	Hibernia plc REIT	758,965
1,192	Smurfit Kappa Group plc	50,813
12,842	Tarsus Group plc	51,624

		3,383,829

	Israel - 0.1%
2,268	Teva Pharmaceutical Industries Ltd. ADR	40,779
3,584	Tower Semiconductor Ltd.*	92,718
358	Wix.com Ltd.*	29,445

		162,942

	Italy - 0.9%
83,374	Banca Farmafactoring S.p.A.(1)	521,677
33,140	Buzzi Unicem S.p.A.	836,739
16,193	Davide Campari-Milano S.p.A.	121,301
14,618	Enel S.p.A.	92,733
6,575	Eni S.p.A.	128,531
7,671	Italgas S.p.A.	49,640
65,497	Leonardo S.p.A.	756,791

		2,507,412

	Japan - 7.2%
10,194	ADEKA Corp.	181,020
7,022	Aeon Delight Co., Ltd.	245,671
5,867	Alpine Electronics, Inc.	110,945
20,488	Alps Electric Co., Ltd.	452,505
12,658	Amada Holdings Co., Ltd.	151,950
360	Arealink Co., Ltd.	11,881
5,321	Bandai Namco Holdings, Inc.	180,056
6,349	BML, Inc.	160,690
1,980	Bridgestone Corp.	82,769
523	Central Japan Railway Co.	104,801

The accompanying notes are an integral part of these financial statements.

77

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	Japan - 7.2% - (continued)
760	Chugai Pharmaceutical Co., Ltd.	$40,082
11,302	CYBERDYNE, Inc.*	144,470
3,221	Daifuku Co., Ltd.	172,187
3,285	Daikin Industries Ltd.	383,740
522	Daiwa House Industry Co., Ltd.	19,085
7,427	DeNA Co., Ltd.	141,556
1,172	Disco Corp.	205,426
5,941	DTS Corp.	215,314
290	East Japan Railway Co.	27,860
2,270	Eisai Co., Ltd.	152,247
4,931	Enplas Corp.	141,829
1,367	FANUC Corp.	292,826
3,611	Ferrotec Holdings Corp.	80,339
890	Fuji Corp.	15,973
4,226	Fujimi, Inc.	91,485
7,734	Fujitsu Frontech Ltd.	114,242
4,007	Fukushima Industries Corp.	185,806
1,949	GMO Payment Gateway, Inc.	192,874
2,248	Harmonic Drive Systems, Inc.	107,047
24,916	Hazama Ando Corp.	200,198
806	Hikari Tsushin, Inc.	130,656
1,146	Hirata Corp.	108,200
4,484	Hitachi High-Technologies Corp.	209,137
5,669	Inaba Denki Sangyo Co., Ltd.	243,147
8,837	Inter Action Corp.	97,606
5,228	Iriso Electronics Co., Ltd.	331,165
1,936	ITOCHU Corp.	38,717
6,905	JGC Corp.	169,234
10,203	JSR Corp.	192,205
4,500	JXTG Holdings, Inc.	29,334
267	Katitas Co., Ltd.*	8,588
2,939	KDDI Corp.	78,893
3,184	Kenedix, Inc.	18,390
1,040	Keyence Corp.	634,170
7,488	Kinden Corp.	130,597
2,993	Kissei Pharmaceutical Co., Ltd.	84,438
7,577	Kobe Steel Ltd.	77,941
5,911	Kumagai Gumi Co., Ltd.	201,142
4,092	Kyocera Corp.	261,451
4,700	Kyushu Electric Power Co., Inc.	58,233
4,977	LIFULL Co., Ltd.	40,429
2,470	Mabuchi Motor Co., Ltd.	124,094
22,500	Makino Milling Machine Co., Ltd.	212,340
9,593	Marui Group Co., Ltd.	199,099
5,576	Melco Holdings, Inc.	204,963
6,192	Mimasu Semiconductor Industry Co., Ltd.	109,039
26,093	Minebea Mitsumi, Inc.	521,881
2,269	Mitsubishi Chemical Holdings Corp.	21,464
1,746	Mitsubishi Corp.	48,147
4,297	Mitsubishi Electric Corp.	65,875
1,087	Mitsubishi Heavy Industries Ltd.	42,971
57,001	Mitsubishi UFJ Financial Group, Inc.	381,983
2,455	Mitsui Fudosan Co., Ltd.	62,886
8,152	MS&AD Insurance Group Holdings, Inc.	274,692
2,499	Murata Manufacturing Co., Ltd.	315,490
3,120	Musashi Seimitsu Industry Co., Ltd.	109,310
7,400	Nabtesco Corp.	266,849
26,836	Nexon Co., Ltd.*	390,501
4,420	NGK Spark Plug Co., Ltd.	113,359
3,324	Nidec Corp.	520,014
1,114	Nintendo Co., Ltd.	468,076

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	Japan - 7.2% - (continued)
222	Nippon Shokubai Co., Ltd.	$15,085
1,173	Nippon Telegraph & Telephone Corp. ADR	55,506
21,910	Nippon Television Holdings, Inc.	384,035
3,066	Nippon Thompson Co., Ltd.	22,575
2,228	Nippon Yusen KK	47,391
10,664	Nishimatsuya Chain Co., Ltd.	131,087
18,893	Nissan Motor Co., Ltd.	198,763
7,500	Nissin Electric Co., Ltd.	75,196
7,273	Noritz Corp.	132,518
4,411	NSD Co., Ltd.	91,966
5,709	NTT DOCOMO, Inc.	147,486
1,430	Odakyu Electric Railway Co., Ltd.	30,778
1,200	Olympus Corp.	44,749
11,545	Ono Pharmaceutical Co., Ltd.	266,866
336	Optex Group Co., Ltd.	10,092
159	Oriental Land Co., Ltd.	15,845
3,071	PAL GROUP Holdings Co., Ltd.	84,127
852	PKSHA Technology, Inc.*	102,820
1,558	Rohm Co., Ltd.	144,369
27,995	San-In Godo Bank Ltd.	263,207
3,017	Sanyo Chemical Industries Ltd.	142,368
1,995	SCREEN Holdings Co., Ltd.	163,181
1,562	Shimamura Co., Ltd.	181,775
432	Shin-Etsu Chemical Co., Ltd.	43,351
1,090	Shionogi & Co., Ltd.	56,017
272	SHO-BOND Holdings Co., Ltd.	20,563
14,210	Siix Corp.	285,554
400	SMC Corp.	151,997
2,306	Sony Corp.	107,704
28,031	Sony Financial Holdings, Inc.	511,394
2,205	Sumco Corp.	53,856
16,016	Sumitomo Electric Industries Ltd.	245,190
4,309	Sumitomo Mitsui Trust Holdings, Inc.	182,732
4,297	Suzuki Motor Corp.	230,954
8,602	T&D Holdings, Inc.	146,096
5,464	Tachi-S Co., Ltd.	99,026
5,429	Taihei Dengyo Kaisha Ltd.	140,203
524	Taiheiyo Cement Corp.	19,786
3,898	Taisei Corp.	210,281
1,210	Takeda Pharmaceutical Co., Ltd.	50,953
25,838	Takuma Co., Ltd.	283,101
4,817	Tazmo Co., Ltd.	68,192
1,943	TDK Corp.	167,465
3,203	Tenma Corp.	61,100
1,441	Toei Co., Ltd.	161,865
9,644	Tokai Rika Co., Ltd.	192,659
1,507	Token Corp.	143,512
16,383	Tokio Marine Holdings, Inc.	773,232
2,386	Tokyo Electron Ltd.	458,238
1,112	Tokyo Gas Co., Ltd.	29,841
2,264	Tokyo Seimitsu Co., Ltd.	85,990
10,775	Toshiba Plant Systems & Services Corp.	224,862
3,464	Toyota Industries Corp.	204,275
4,026	TV Asahi Holdings Corp.	94,416
3,500	Yamaha Motor Co., Ltd.	111,910
4,664	Yamato Kogyo Co., Ltd.	137,489
13,397	Yamazen Corp.	135,407
5,039	Yodogawa Steel Works Ltd.	143,789
5,548	Yume No Machi Souzou Iinkai Co., Ltd.	96,051
1,170	Zeon Corp.	15,110

		21,099,526

The accompanying notes are an integral part of these financial statements.

78

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	Luxembourg - 0.1%
1,372	ArcelorMittal*	$46,428
787	Ardagh Group S.A.	15,992
1,684	Millicom International Cellular S.A.	111,546
2,699	PLAY Communications S.A.(1)	22,716
622	Spotify Technology S.A.*	100,559
611	Tenaris S.A. ADR	22,839

		320,080

	Malaysia - 0.0%
327,935	Inari Amertron Bhd	142,042

	Mauritius - 0.2%
63,465	MCB Group Ltd.	521,035

	Mexico - 0.0%
62,290	America Movil S.A.B. de C.V. Series L	57,620
3,161	Mexichem S.A.B. de C.V.	9,879

		67,499

	Netherlands - 1.1%
195	Akzo Nobel N.V.	17,659
592	ASML Holding N.V.	111,562
1,901	Heineken N.V.	200,128
719	IMCD N.V.	44,242
42,725	ING Groep N.V.	719,938
323	InterXion Holding N.V.*	21,002
11,069	Koninklijke KPN N.V.	34,449
15,760	Koninklijke Philips N.V.	667,061
4,873	Royal Dutch Shell plc Class A	169,538
40,699	Van Lanschot Kempen N.V.	1,257,200
841	Wolters Kluwer N.V.	45,506

		3,288,285

	New Zealand - 0.3%
97,298	Auckland International Airport Ltd.	435,378
52,083	Millennium & Copthorne Hotels New Zealand Ltd.	104,074
16,872	New Zealand Refining Co., Ltd.	27,885
74,048	Tourism Holdings Ltd.	316,122
3,848	Xero Ltd.*	109,464
6,132	Z Energy Ltd.	31,211

		1,024,134

	Norway - 0.2%
293	Aker BP ASA	9,610
21,701	Kongsberg Gruppen ASA	531,278
7,016	Norsk Hydro ASA	43,821
1,557	Statoil ASA	39,817

		624,526

	Philippines - 0.0%
233,524	Cemex Holdings Philippines, Inc.*(1)	16,144

	Portugal - 0.2%
1,274,395	Banco Comercial Portugues S.A.*	426,609
1,970	Galp Energia SGPS S.A.	37,810

		464,419

	Romania - 0.1%
54,779	BRD-Groupe Societe Generale S.A.	212,921

	Russia - 0.1%
415	Gazprom Neft PJSC ADR	10,090
867	LUKOIL PJSC ADR	57,729
6,640	Rosneft Oil Co. PJSC GDR	40,391

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	Russia - 0.1% - (continued)
377	Tatneft PJSC ADR	$24,215
1,433	Yandex N.V. Class A*	47,805

		180,230

	Singapore - 0.2%
55,910	BW LPG Ltd.*(1)	194,003
2,603	City Developments Ltd.	24,736
15,472	Keppel REIT	14,445
7,216	Kulicke & Soffa Industries, Inc.*	165,174
8,091	Mapletree Industrial Trust REIT	12,349
80,547	UMS Holdings Ltd.	64,586
6,493	Venture Corp. Ltd.	101,558

		576,851

	Slovenia - 0.0%
2,938	Zavarovalnica Triglav DD	120,630

	South Africa - 0.1%
5,156	MTN Group Ltd.	51,804
26,085	Nampak Ltd.*	29,088
387	Naspers Ltd. Class N	94,281
1,845	Vodacom Group Ltd.	23,086

		198,259

	South Korea - 1.6%
1,122	Cafe24 Corp.*	142,134
468	CJ E&M Corp.	39,486
1,745	Douzone Bizon Co., Ltd.	80,262
2,973	Hankook Tire Co., Ltd.	137,303
15,195	Hanwha Aerospace Co., Ltd.*	340,616
11,526	HizeAero Co., Ltd.*	75,906
250	Hyundai Motor Co.	37,287
5,843	Koh Young Technology, Inc.	554,846
3,464	KT Corp. ADR	46,522
3,660	LIG Nex1 Co., Ltd.	135,009
8,854	S&T Motiv Co., Ltd.	271,155
304	S-Oil Corp.	31,178
865	Samsung Electronics Co., Ltd.*(6)(7)(8)	2,143,995
7,780	SK Hynix, Inc.	611,850
83	SK Innovation Co., Ltd.	15,209

		4,662,758

	Spain - 0.6%
9,747	Aedas Homes SAU*(1)	347,229
971	Cellnex Telecom S.A.(1)	26,041
396	Hispania Activos Inmobiliarios SOCIMI S.A. REIT	8,396
15,913	Iberdrola S.A.	122,943
109,611	Liberbank S.A.*	62,696
25,759	Metrovacesa S.A.*(1)	462,866
15,104	Neinor Homes S.A.*(1)(14)	292,400
245,106	Unicaja Banco S.A.*(1)	444,553

		1,767,124

	Sweden - 0.6%
3,145	Assa Abloy AB Class B(14)	65,909
1,346	BillerudKorsnas AB	19,778
24,208	Cloetta AB Class B	86,638
1,297	D Carnegie & Co. AB*	20,203
936	Fastighets AB Balder Class B*	24,113
783	Lundin Petroleum AB*	21,585
26,975	Nordea Bank AB	274,353
79,988	Resurs Holding AB(1)	515,335

The accompanying notes are an integral part of these financial statements.

79

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	Sweden - 0.6% - (continued)
5,652	Sandvik AB	$96,369
81,329	Telefonaktiebolaget LM Ericsson ADR	614,034

		1,738,317

	Switzerland - 0.8%
2,794	ABB Ltd. ADR	65,017
13,114	LafargeHolcim Ltd.*	728,502
7,033	Nestle S.A.	544,847
3,059	Novartis AG	235,464
502	Roche Holding AG	111,538
3,914	TE Connectivity Ltd.	359,110
23,240	UBS Group AG*	390,081
207	Zur Rose Group AG*	24,265

		2,458,824

	Taiwan - 2.2%
2,343	Advanced Ceramic X Corp.	19,871
9,646	Airtac International Group	167,372
4,856	ASPEED Technology, Inc.	138,659
22,840	Catcher Technology Co., Ltd.	253,299
138,635	Chroma ATE, Inc.	697,090
77,966	E Ink Holdings, Inc.	86,269
107,639	Elite Material Co., Ltd.	263,784
8,533	Ennoconn Corp.	138,079
3,930	Formosa Sumco Technology Corp.	15,390
40,459	Getac Technology Corp.	58,183
4,987	Global Unichip Corp.	46,921
32,074	Globalwafers Co., Ltd.	517,435
93,526	Hota Industrial Manufacturing Co., Ltd.	411,119
29,000	Hu Lane Associate, Inc.	135,767
56,276	Kingpak Technology, Inc.	367,197
29,227	Land Mark Optoelectronics Corp.	272,594
28,400	Pan Jit International, Inc.	47,962
22,843	Realtek Semiconductor Corp.*	86,385
5,590	Silergy Corp.	116,898
1,571	Silicon Motion Technology Corp. ADR	71,025
139,311	Sino-American Silicon Products, Inc.*	597,911
100,753	Taiwan Semiconductor Manufacturing Co., Ltd.*	767,470
3,792	Voltronic Power Technology Corp.*	67,483
98,821	Walsin Technology Corp.	621,196
20,317	Win Semiconductors Corp.	152,343
10,977	Yageo Corp.*	230,089

		6,347,791

	Thailand - 0.0%
43,465	Bangkok Airways PCL	20,934
41,787	Precious Shipping PCL*	17,610
9,020	PTT PCL	16,148
650	Thai Oil PCL	1,941

		56,633

	Turkey - 0.0%
115	Tupras Turkiye Petrol Rafinerileri AS	2,940

	United Arab Emirates - 0.0%
24,128	Abu Dhabi National Oil Co. for Distribution PJSC	16,093

	United Kingdom - 2.5%
4,614	Anglo American plc	108,564
5,457	Aptiv plc	461,553
6,403	AstraZeneca plc ADR	227,499

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	United Kingdom - 2.5% - (continued)
82,148	Babcock International Group plc	$829,175
92,972	BAE Systems plc	780,055
37,797	BP plc	280,755
12,719	British American Tobacco plc	697,605
33,562	BT Group plc	115,196
810	Cairn Energy plc*	2,521
463,321	Cobham plc*	731,757
2,433	Coca-Cola European Partners plc	95,374
318	Croda International plc	19,453
11,431	Domino’s Pizza Group plc	56,978
1,791	Fiat Chrysler Automobiles N.V.*	39,794
17,467	Glencore plc*	84,138
6,514	Grainger plc	28,054
651	Hikma Pharmaceuticals plc	11,479
9,259	ITE Group plc	19,447
7,939	KAZ Minerals plc*	100,309
2,017	National Grid plc	23,337
16,719	Prudential plc	429,913
141,733	QinetiQ Group plc	448,052
1,386	Rio Tinto plc	75,545
3,113	RPC Group plc	33,779
143,916	Sabre Insurance Group plc*(1)	507,210
2,802	Safestore Holdings plc REIT	21,075
2,082	Severn Trent plc	55,439
3,807	Smith & Nephew plc	72,908
45	TechnipFMC plc	1,483
33,343	Ultra Electronics Holdings plc	646,318
6,264	Unilever plc	351,360
1,093	UNITE Group plc	12,548
553	Workspace Group plc REIT	8,443

		7,377,116

	United States - 17.7%
2,329	Abbott Laboratories	135,385
924	Acadia Healthcare Co., Inc.*	32,876
509	Accenture plc Class A	76,961
255	Acuity Brands, Inc.	30,541
15,518	Advanced Micro Devices, Inc.*(14)	168,836
193	AdvanSix, Inc.*	6,913
4,288	AES Corp.	52,485
165	Aetna, Inc.	29,543
632	AGCO Corp.	39,614
194	Agree Realty Corp. REIT	9,483
238,922	Alacer Gold Corp.*	396,358
774	Alcoa Corp.*	39,629
16,837	Alexander & Baldwin, Inc.	385,567
325	Alexandria Real Estate Equities, Inc. REIT	40,485
2,543	Alkermes plc*	112,579
1,391	Allergan plc	213,727
790	Alliance Data Systems Corp.	160,409
1,484	Alliant Energy Corp.	63,738
30,747	Allscripts Healthcare Solutions, Inc.*	357,280
600	Alnylam Pharmaceuticals, Inc.*	56,718
532	Alphabet, Inc. Class A*	541,885
731	Alphabet, Inc. Class C*	743,668
5,523	Altria Group, Inc.	309,896
714	Amazon.com, Inc.*	1,118,217
6,000	American Axle & Manufacturing Holdings, Inc.*	92,040
9,981	American Tower Corp. REIT	1,361,009
842	American Vanguard Corp.	18,145

The accompanying notes are an integral part of these financial statements.

80

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	United States - 17.7% - (continued)
2,351	AMETEK, Inc.	$164,100
897	Anadarko Petroleum Corp.	60,386
482	Andeavor	66,670
5,520	Anthem, Inc.	1,302,665
412	Apartment Investment & Management Co. Class A, REIT	16,727
1,845	Applied Materials, Inc.	91,641
1,309	Arena Pharmaceuticals, Inc.*	52,151
275,647	Argonaut Gold, Inc.*	530,276
1,426	AT&T, Inc.	46,630
475	athenahealth, Inc.*	58,173
189	AvalonBay Communities, Inc. REIT	30,807
1,476	Avangrid, Inc.	77,800
1,976	Axcelis Technologies, Inc.*	43,472
1,536	Baker Hughes a GE Co.	55,465
1,721	Ball Corp.	68,995
25,838	Bank of America Corp.	773,073
520	Baxter International, Inc.	36,140
270	Biogen, Inc.*	73,872
86,737	Bizlink Holding, Inc.	640,502
1,019	Boeing Co.	339,898
943	Boise Cascade Co.	39,229
38	Booking Holdings, Inc.*	82,764
300	Boston Properties, Inc. REIT	36,423
7,823	Boston Scientific Corp.*	224,677
824	Brandywine Realty Trust REIT	13,275
6,196	Bristol-Myers Squibb Co.	322,997
1,042	Broadcom, Inc.	239,056
210	C&J Energy Services, Inc.*	6,271
436	Cabot Corp.	24,355
1,017	Cabot Oil & Gas Corp.	24,316
381	CACI International, Inc. Class A*	57,550
372	Cactus, Inc. Class A*	10,680
3,290	Campbell Soup Co.	134,166
5,562	Capital One Financial Corp.	504,028
1,132	Cardinal Health, Inc.	72,640
585	Caterpillar, Inc.	84,451
1,194	CBS Corp. Class B	58,745
675	Celanese Corp. Series A	73,352
731	Celgene Corp.*	63,670
139	Centennial Resource Development, Inc. Class A*	2,571
900	Ceridian HCM Holding, Inc.*	28,422
8,284	Cerner Corp.*	482,543
458	Charter Communications, Inc. Class A*	124,251
3,742	Chevron Corp.	468,162
8,120	Ciena Corp.*	209,090
7,483	Cigna Corp.	1,285,729
78	Cimarex Energy Co.	7,846
1,503	Cinemark Holdings, Inc.	58,872
29,990	Cisco Systems, Inc.	1,328,257
12,122	Citigroup, Inc.	827,569
1,091	Cognizant Technology Solutions Corp. Class A	89,266
11,155	Comcast Corp. Class A	350,155
282	Concho Resources, Inc.*	44,333
1,205	Constellation Brands, Inc. Class A	280,922
126	Coresite Realty Corp. REIT	13,117
784	Corporate Office Properties Trust REIT	21,568
174	CoStar Group, Inc.*	63,799
895	Costco Wholesale Corp.	176,458

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	United States - 17.7% - (continued)
13,642	Coty, Inc. Class A	$236,689
818	Crown Holdings, Inc.*	40,769
994	Danaher Corp.	99,718
645	Deere & Co.	87,288
794	Devon Energy Corp.	28,846
179	Diamondback Energy, Inc.*	22,993
100	DocuSign, Inc.*	3,863
1,700	Dollar Tree, Inc.*	163,013
661	Douglas Emmett, Inc. REIT	24,635
1,841	DowDuPont, Inc.	116,425
957	Duke Energy Corp.	76,713
1,891	Eaton Corp. plc	141,882
2,422	eBay, Inc.*	91,745
1,079	Edison International	70,696
571	Edwards Lifesciences Corp.*	72,723
632	Electronic Arts, Inc.*	74,563
3,087	Eli Lilly & Co.	250,263
25,984	Envision Healthcare Corp.*	965,825
970	EOG Resources, Inc.	114,625
65	Equinix, Inc. REIT	27,351
272	Equity LifeStyle Properties, Inc. REIT	24,252
109	Essex Property Trust, Inc. REIT	26,126
1,285	Eversource Energy	77,421
10,385	ExlService Holdings, Inc.*	600,357
731	Expedia Group, Inc.	84,167
421	Extended Stay America, Inc.	8,243
286	Extra Space Storage, Inc. REIT	25,623
3,061	Exxon Mobil Corp.	237,993
3,932	Facebook, Inc. Class A*	676,304
315	FedEx Corp.	77,868
1,330	FleetCor Technologies, Inc.*	275,682
13,600	Flex Ltd.*	176,800
3,770	FormFactor, Inc.*	43,261
1,172	Fortive Corp.	82,403
2,303	Fresh Del Monte Produce, Inc.	113,192
1,449	Freshpet, Inc.*	28,690
601	General Dynamics Corp.	120,987
12,385	General Electric Co.	174,257
1,644	General Motors Co.	60,401
1,124	Genesis Healthcare, Inc.*	1,708
5,065	Genpact Ltd.	161,523
1,167	Global Blood Therapeutics, Inc.*	51,523
3,377	Global Payments, Inc.	381,770
5,208	Graphic Packaging Holding Co.	74,474
2,613	Greenbrier Cos., Inc.	114,580
948	Guidewire Software, Inc.*	80,220
456	Gulfport Energy Corp.*	4,241
2,035	Halliburton Co.	107,835
2,876	Harris Corp.	449,864
804	HCA Healthcare, Inc.	76,975
1,027	HCP, Inc. REIT	23,991
522	Healthcare Trust of America, Inc. Class A, REIT	13,045
286	Hess Corp.	16,299
19,166	Hilltop Holdings, Inc.	429,702
1,298	Hilton Worldwide Holdings, Inc.	102,334
16,435	HMS Holdings Corp.*	295,994
769	Hologic, Inc.*	29,830
1,979	Home Depot, Inc.	365,719
1,011	Hormel Foods Corp.	36,649
5,992	Hostess Brands, Inc.*	84,188

The accompanying notes are an integral part of these financial statements.

81

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	United States - 17.7% - (continued)
4,176	Houghton Mifflin Harcourt Co.*	$28,397
3,743	Humana, Inc.	1,101,116
274	Hyatt Hotels Corp. Class A	21,062
1,184	Incyte Corp.*	73,337
4,028	Ingersoll-Rand plc	337,909
34	Ingevity Corp.*	2,612
3,627	Integrated Device Technology, Inc.*	100,939
861	International Paper Co.	44,393
2,955	Interpublic Group of Cos., Inc.	69,708
1,237	Invitation Homes, Inc. REIT	28,624
268	IPG Photonics Corp.*	57,092
3,624	Ironwood Pharmaceuticals, Inc.*	65,667
1,193	Itron, Inc.*	78,022
1,206	Jacobs Engineering Group, Inc.	70,057
522	Jagged Peak Energy, Inc.*	7,480
416	JBG SMITH Properties REIT	15,338
3,283	JetBlue Airways Corp.*	63,001
1,154	Johnson & Johnson	145,969
12,200	Johnson Controls International plc	413,214
484	Kennedy-Wilson Holdings, Inc. REIT	9,172
4,211	Kinder Morgan, Inc.	66,618
944	KLA-Tencor Corp.	96,043
569	Knight-Swift Transportation Holdings, Inc.*	22,197
1,137	Kosmos Energy Ltd.*	8,004
325	LaSalle Hotel Properties REIT	9,610
11,131	Leidos Holdings, Inc.	714,944
1,907	Lennar Corp. Class A	100,861
1,525	Lennox International, Inc.	294,889
1,011	Liberty Global plc Class A*	30,472
1,236	Liberty Global plc Series C*	35,968
1,311	Liberty Media Corp-Liberty Formula One Series C*	38,701
187	Liberty Oilfield Services, Inc. Class A*	3,729
370	LifePoint Health, Inc.*	17,723
4,083	Lindblad Expeditions Holdings, Inc.*	44,709
563	Lockheed Martin Corp.	180,633
730	Louisiana-Pacific Corp.	20,681
219	LyondellBasell Industries N.V. Class A	23,155
1,819	M&T Bank Corp.	331,549
250	Macy’s, Inc.	7,767
1,431	Marathon Oil Corp.	26,116
921	Marathon Petroleum Corp.	68,992
568	Marriott International, Inc. Class A	77,634
921	Martin Marietta Materials, Inc.	179,383
460	McCormick & Co., Inc.	48,489
1,107	McDonald’s Corp.	185,356
950	McKesson Corp.	148,399
2,441	Medicines Co.*	73,450
3,067	Medtronic plc	245,759
1,193	MGM Resorts International	37,484
4,561	Microchip Technology, Inc.	381,573
5,123	Micron Technology, Inc.*	235,556
227	Molina Healthcare, Inc.*	18,898
541	Monsanto Co.	67,825
1,982	Monster Beverage Corp.*	109,010
2,812	Mylan N.V.*	108,993
3,283	National Vision Holdings, Inc.*	109,258
1,485	NetApp, Inc.	98,871
745	Netflix, Inc.*	232,783
1,726	New York Times Co. Class A	40,475
1,029	Newfield Exploration Co.*	30,664

Shares or Principal Amount		Market Value†
COMMON STOCKS - 57.1% - (continued)
	United States - 17.7% - (continued)
1,560	NextEra Energy Partners L.P.	$65,005
930	NextEra Energy, Inc.	152,436
2,821	NIKE, Inc. Class B	192,928
1,127	Noble Energy, Inc.	38,126
2,422	Norfolk Southern Corp.	347,484
2,108	Northrop Grumman Corp.	678,860
1,468	NRG Energy, Inc.	45,508
406	NuVasive, Inc.*	21,603
5,023	NVIDIA Corp.	1,129,673
988	Occidental Petroleum Corp.	76,333
1,882	OGE Energy Corp.	61,861
521	Omnicom Group, Inc.	38,377
1,798	OMNOVA Solutions, Inc.*	19,598
1,064	OraSure Technologies, Inc.*	18,865
1,857	Outfront Media, Inc. REIT	34,819
696	Owens-Illinois, Inc.*	14,150
514	Packaging Corp. of America	59,465
672	Parker-Hannifin Corp.	110,625
582	Parsley Energy, Inc. Class A*	17,477
316	Patterson-UTI Energy, Inc.	6,769
3,342	PayPal Holdings, Inc.*	249,347
12,990	Pentair plc	873,967
3,336	PepsiCo, Inc.	336,736
872	PG&E Corp.	40,199
404	Phillips 66	44,969
344	Pioneer Natural Resources Co.	69,333
1,285	PlayAGS, Inc.*	29,054
3,614	PNC Financial Services Group, Inc.	526,235
365	Portola Pharmaceuticals, Inc.*	13,187
2,491	Post Holdings, Inc.*	198,209
546	PPG Industries, Inc.	57,810
426	Praxair, Inc.	64,974
767	Prologis, Inc. REIT	49,786
1,109	ProPetro Holding Corp.*	20,295
3,430	Prudential Financial, Inc.	364,678
113	PS Business Parks, Inc. REIT	13,027
256	Public Storage REIT	51,656
8,015	QUALCOMM, Inc.	408,845
430	Regency Centers Corp. REIT	25,305
400	Regeneron Pharmaceuticals, Inc.*	121,472
714	Retail Properties of America, Inc. Class A, REIT	8,240
849	Rexford Industrial Realty, Inc. REIT	25,937
266	Rogers Corp.*	28,382
48	RSP Permian, Inc.*	2,381
2,665	salesforce.com, Inc.*	322,438
6,011	Samsonite International S.A.	27,114
238	Schlumberger Ltd.	16,317
239	Schweitzer-Mauduit International, Inc.	9,328
691	Science Applications International Corp.	59,281
1,618	Seattle Genetics, Inc.*	82,825
293	Sempra Energy	32,757
1,300	ServiceNow, Inc.*	215,982
523	Sherwin-Williams Co.	192,286
424	Simon Property Group, Inc. REIT	66,288
8,360	Simply Good Foods Co.*	108,346
1,453	Solaris Oilfield Infrastructure, Inc. Class A*	27,316
2,185	Southwestern Energy Co.*	8,958
376	Spirit Airlines, Inc.*	13,431
1,110	Steel Dynamics, Inc.	49,739
887	Stryker Corp.	150,276

The accompanying notes are an integral part of these financial statements.

82

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 57.1% - (continued)
		United States - 17.7% - (continued)
	230	Sun Communities, Inc. REIT	$21,585
	1,049	Syneos Health, Inc.*	39,967
	2,804	Sysco Corp.	175,362
	798	Targa Resources Corp.	37,482
	196	Taubman Centers, Inc. REIT	10,972
	9,541	TD Ameritrade Holding Corp.	554,237
	6,489	Teradyne, Inc.	211,217
	2,280	Tesla, Inc.*(14)	670,092
	839	Texas Instruments, Inc.	85,100
	1,244	Textron, Inc.	77,302
	849	Thermo Fisher Scientific, Inc.	178,587
	3,141	TJX Cos., Inc.	266,514
	1,596	Total System Services, Inc.	134,160
	1,760	TransUnion*	114,242
	685	TripAdvisor, Inc.*	25,633
	18,128	Tutor Perini Corp.*	374,343
	3,219	Twenty-First Century Fox, Inc. Class A	117,687
	933	UGI Corp.	45,148
	773	Ultragenyx Pharmaceutical, Inc.*	39,299
	1,792	Union Pacific Corp.	239,465
	723	United Technologies Corp.	86,868
	7,781	UnitedHealth Group, Inc.	1,839,428
	5,070	Universal Health Services, Inc. Class B	578,994
	76	Vail Resorts, Inc.	17,428
	5,616	Verizon Communications, Inc.	277,150
	610	Vertex Pharmaceuticals, Inc.*	93,428
	2,212	Viacom, Inc. Class B	66,714
	27,651	Victory Capital Holdings, Inc. Class A*	305,820
	3,886	Visa, Inc. Class A	493,056
	1,726	Vulcan Materials Co.	192,777
	1,143	WageWorks, Inc.*	47,606
	984	Walgreens Boots Alliance, Inc.	65,387
	1,653	Walmart, Inc.	146,224
	1,086	Walt Disney Co.	108,958
	388	Waste Management, Inc.	31,541
	1,016	Wayfair, Inc. Class A*	63,297
	350	WellCare Health Plans, Inc.*	71,806
	879	WESCO International, Inc.*	52,344
	148	Westlake Chemical Corp.	15,832
	131	WestRock Co.	7,750
	1,539	WEX, Inc.*	249,195
	1,384	Williams Cos., Inc.	35,610
	1,550	Workday, Inc. Class A*	193,502
	818	WPX Energy, Inc.*	13,980
	717	Zebra Technologies Corp. Class A*	96,673
	143	Zimmer Biomet Holdings, Inc.	16,469

			51,615,350

		Total Common Stocks (cost $144,357,018)	$166,939,073

CONVERTIBLE BONDS - 0.4%
		Electrical Components & Equipment - 0.2%
$	544,000	SunPower Corp. 0.88%, 06/01/2021	$441,796

		Oil & Gas - 0.2%
	489,000	PDC Energy, Inc. 1.13%, 09/15/2021	489,440

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 0.4% - (continued)
		Oil & Gas Services - 0.0%
EUR	100,000	Fugro N.V. 4.00%, 10/26/2021(9)	$120,941

		Total Convertible Bonds (cost $1,052,168)	$1,052,177

EXCHANGE-TRADED FUNDS - 6.0%
		Other Investment Pools & Funds - 6.0%
$	10,300	iShares Core MSCI EAFE ETF	$686,392
	37,700	iShares JP Morgan USD Emerging Markets Bond ETF	4,152,278
	460,276	PowerShares Senior Loan Portfolio	10,636,978
	26,400	SPDR Barclays Convertible Securities ETF	1,358,016
	2,580	SPDR S&P 500 ETF Trust	682,436
	4,126	TOPIX Exchange Traded Fund	69,617

			17,585,717

		Total Exchange-Traded Funds (cost $17,948,790)	$17,585,717

PREFERRED STOCKS - 0.2%
		South Korea - 0.1%
$	157	Samsung Electronics Co., Ltd.(6)(7)(8)	$312,178

		United States - 0.1%
	655	Airbnb, Inc. Series E*(1)(6)(7)(8)	68,775
	8,725	Pinterest, Inc. Series G*(6)(7)(8)	55,491
	4,556	Uber Technologies, Inc. Series D*(1)(6)(7)(8)	159,915

			284,181

		Total Preferred Stocks (cost $439,288)	$596,359

CONVERTIBLE PREFERRED STOCKS - 0.3%
		United States - 0.3%
$	7,559	Hess Corp. 8.00%	$491,486
	7,200	WPX Energy, Inc. Series A , 6.25%	516,672

			1,008,158

		Total Convertible Preferred Stocks (cost $808,254)	$1,008,158

WARRANTS - 0.1%
		United States - 0.1%
$	36,550	Hangzhou Hikvision Digital Technology Co., Ltd. Expires 7/13/19*	$221,780
	3,082	Simply Good Foods Co. Expires 7/7/22*	10,217

			231,997

		Total Warrants (cost $93,484)	$231,997

		Total Long-Term Investments (cost $242,659,354)	$263,487,622

The accompanying notes are an integral part of these financial statements.

83

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 11.1%
		Other Investment Pools & Funds - 10.1%
$	29,668,792	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(15)	$29,668,792

		Securities Lending Collateral - 1.0%
	139,334	Citibank NA DDCA, 1.50%, 5/1/2018(15)	139,334
	1,482,792	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(15)	1,482,792
	1,164,561	Invesco Government & Agency Portfolio, 1.60%(15)	1,164,561

			2,786,687

		Total Short-Term Investments (cost $32,455,479)	$32,455,479

Total Investments Excluding Purchased Options (cost $275,114,833)	101.2%	$295,943,101

Total Purchased Options (cost $860,293)	0.2%	$392,280

Total Investments (cost $275,975,126)	101.4%	$296,335,381
Other Assets and Liabilities	(1.4)%	(4,005,692)

Total Net Assets	100.0%	$292,329,689

The accompanying notes are an integral part of these financial statements.

84

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2018, the Fund invested 1.7% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $23,476,453, which represented 8.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Security disclosed is principal-only strips.

(6)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of these securities was $2,915,446, which represented 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(7)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of these securities was $2,915,446, which represented 1.0% of total net assets.

(8)	Investment valued using significant unobservable inputs.

(9)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $9,705,003, which represented 3.3% of total net assets.

(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(11)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(12)	Securities disclosed are interest-only strips.

(13)	Represents or includes a TBA transaction.

(14)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(15)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

85

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
S&P 500 Index	GSC	2,950.00 USD	07/20/18	108	USD	108	$98	$399	$(301)
S&P 500 Index	GSC	2,900.00 USD	06/29/18	112	USD	112	101	493	(392)
USD Call/CLP Put	DEUT	614.00 CLP per USD	05/31/18	114,000	USD	114,000	1,040	1,040	0
USD Call/HUF Put	DEUT	257.10 HUF per USD	05/29/18	116,000	USD	116,000	1,583	1,162	421
USD Call/HUF Put	BOA	258.44 HUF per USD	05/31/18	116,000	USD	116,000	1,104	1,104	0
USD Call/INR Put	DEUT	66.75 INR per USD	09/19/18	84,000	USD	84,000	1,765	1,297	468
USD Call/INR Put	BCLY	67.24 INR per USD	09/19/18	156,000	USD	156,000	2,654	3,877	(1,223)
USD Call/JPY Put	BOA	125.00 JPY per USD	05/13/19	6,413,291	USD	6,413,291	7,029	83,103	(76,074)
USD Call/SGD Put	MSC	1.30 SGD per USD	04/17/19	234,000	USD	234,000	5,808	4,186	1,622
USD Call/TRY Put	DEUT	4.10 TRY per USD	05/30/18	92,000	USD	92,000	1,226	1,255	(29)
USD Call/TRY Put	DEUT	4.58 TRY per USD	04/15/19	231,000	USD	231,000	10,825	12,403	(1,578)

Total Calls						7,556,511	$33,233	$110,319	$(77,086)

Puts
AUD Put/USD Call	DEUT	0.76 USD per AUD	05/29/18	155,000	AUD	155,000	$1,167	$1,052	$115
AUD Put/USD Call	GSC	0.76 USD per AUD	05/30/18	185,000	AUD	185,000	1,271	1,247	24
EUR Put/USD Call	DEUT	1.21 USD per EUR	05/31/18	114,000	EUR	114,000	1,004	1,152	(148)
EUR Put/USD Call	GSC	1.21 USD per EUR	05/31/18	132,000	EUR	132,000	1,199	1,199	0
NZD Put/USD Call	GSC	0.71 USD per NZD	05/29/18	165,000	NZD	165,000	1,168	1,111	57
NZD Put/USD Call	BCLY	0.70 USD per NZD	05/30/18	165,000	NZD	165,000	1,047	1,098	(51)
S&P 500 Index	GSC	2,375.00 USD	06/29/18	112	USD	112	1,163	3,248	(2,085)
S&P 500 Index	GSC	2,425.00 USD	07/20/18	108	USD	108	2,293	2,084	209
USD Put/INR Call	MSC	64.42 INR per USD	07/20/18	17,000	USD	17,000	809	4,276	(3,467)
USD Put/INR Call	DEUT	64.42 INR per USD	07/25/18	17,000	USD	17,000	864	4,412	(3,548)
USD Put/INR Call	DEUT	66.75 INR per USD	09/19/18	84,000	USD	84,000	719	1,733	(1,014)
USD Put/INR Call	BCLY	67.24 INR per USD	09/19/18	156,000	USD	156,000	1,835	3,894	(2,059)
USD Put/INR Call	BOA	64.00 INR per USD	05/13/19	6,413,291	USD	6,413,291	19,926	70,803	(50,877)
USD Put/SGD Call	MSC	1.30 SGD per USD	04/17/19	234,000	USD	234,000	3,039	4,226	(1,187)
USD Put/TRY Call	DEUT	3.50 TRY per USD	07/16/18	2,161,000	USD	2,161,000	143	25,587	(25,444)
USD Put/TRY Call	BCLY	3.50 TRY per USD	08/20/18	1,607,000	USD	1,607,000	275	20,650	(20,375)
USD Put/TRY Call	DEUT	4.58 TRY per USD	04/15/19	231,000	USD	231,000	13,492	12,402	1,090

Total Puts						11,836,511	$51,414	$160,174	$(108,760)

Total purchased option contracts						19,393,022	$84,647	$270,493	$(185,846)

Written option contracts:
Calls
iPath S&P 500 VIX	MLI	80.00 USD	09/21/18	(2,802)	USD	(2,802)	$(5,789)	$(9,796)	$4,007
S&P 500 Index	GSC	2,750.00 USD	06/29/18	(112)	USD	(112)	(1,784)	(3,629)	1,845
S&P 500 Index	GSC	2,800.00 USD	07/20/18	(108)	USD	(108)	(1,178)	(3,132)	1,954
USD Call/BRL Put	DEUT	3.38 BRL per USD	09/19/18	(156,000)	USD	(156,000)	(9,277)	(7,586)	(1,691)
USD Call/BRL Put	MSC	3.29 BRL per USD	09/19/18	(84,000)	USD	(84,000)	(6,582)	(2,951)	(3,631)
USD Call/JPY Put	BOA	145.00 JPY per USD	05/13/19	(6,413,291)	USD	(6,413,291)	(674)	(15,482)	14,808
USD Call/MXN Put	JPM	19.92 MXN per USD	04/24/19	(232,000)	USD	(232,000)	(12,091)	(12,091)	0
USD Call/TWD Put	BCLY	28.35 TWD per USD	01/24/19	(154,000)	USD	(154,000)	(4,913)	(3,197)	(1,716)
USD Call/TWD Put	DEUT	28.35 TWD per USD	01/24/19	(86,000)	USD	(86,000)	(2,743)	(1,927)	(816)

Total Calls						(7,128,313)	$(45,031)	$(59,791)	$14,760

Puts
CDX.NA.IG.30.V1	GSC	95.00 USD	07/18/18	(10,350,000)	USD	(10,350,000)	$(6,129)	$(16,948)	$10,819
Financial Select Sector SPDR Option	MSC	25.00 USD	06/15/18	(10,800)	USD	(10,800)	(1,737)	(3,348)	1,611
iShares MSCI Brazil Capped ETF	GSC	38.00 USD	07/20/18	(6,928)	USD	(6,928)	(5,823)	(8,452)	2,629
iShares MSCI Emerging Markets ETF	MLI	44.00 USD	07/20/18	(6,161)	USD	(6,161)	(4,231)	(4,498)	267

The accompanying notes are an integral part of these financial statements.

86

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2018 - (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts: - (continued)
Puts - (continued)
S&P 500 Index	MSC	2,400.00 USD	05/18/18	(142)	USD	(142)	$(218)	$(7,099)	$6,881
S&P 500 Index	MSC	2,525.00 USD	05/18/18	(114)	USD	(114)	(721)	(3,698)	2,977
S&P 500 Index	MSC	2,550.00 USD	06/15/18	(109)	USD	(109)	(2,581)	(3,052)	471
S&P 500 Index	GSC	2,500.00 USD	06/29/18	(112)	USD	(112)	(2,502)	(5,488)	2,986
S&P 500 Index	GSC	2,550.00 USD	07/20/18	(108)	USD	(108)	(4,386)	(3,564)	(822)
USD Put/BRL Call	DEUT	3.38 BRL per USD	09/19/18	(156,000)	USD	(156,000)	(1,945)	(7,586)	5,641
USD Put/BRL Call	MSC	3.29 BRL per USD	09/19/18	(84,000)	USD	(84,000)	(564)	(2,952)	2,388
USD Put/MXN Call	JPM	19.92 MXN per USD	04/24/19	(232,000)	USD	(232,000)	(12,091)	(12,091)	0
USD Put/TWD Call	BCLY	28.35 TWD per USD	01/24/19	(154,000)	USD	(154,000)	(1,444)	(3,197)	1,753
USD Put/TWD Call	DEUT	28.35 TWD per USD	01/24/19	(86,000)	USD	(86,000)	(806)	(1,485)	679
Utilities Select Sector SPDR Fund	MLI	47.50 USD	05/18/18	(6,120)	USD	(6,120)	(131)	(3,794)	3,663

Total Puts						(11,092,594)	$(45,309)	$(87,252)	$41,943

Total written option contracts						(18,220,907)	$(90,340)	$(147,043)	$56,703

OTC Swaption Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Pay	08/02/27	USD	325,000	325,000	$32,238	$38,025	$(5,787)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Receive	08/02/27	USD	650,000	650,000	64,476	94,497	(30,021)

Total Calls							975,000	$96,714	$132,522	$(35,808)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Receive	08/02/27	USD	325,000	325,000	$67,894	$65,293	$2,601
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Pay	08/02/27	USD	650,000	650,000	135,787	125,919	9,868

Total Puts							975,000	$203,681	$191,212	$12,469

Total purchased swaption contracts							1,950,000	$300,395	$323,734	$(23,339)

Exchange-Traded Option Contracts Outstanding at April 30, 2018
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
S&P 500 Index	2,900.00 USD	06/15/18	106	USD	10,600	$5,830	$261,695	$(255,865)

Puts
iPath S&P 500 VIX Short-Term	5.00 USD	01/18/19	88	USD	8,800	$1,408	$4,374	$(2,966)

Total purchased option contracts					19,400	$7,238	$266,069	$(258,831)

The accompanying notes are an integral part of these financial statements.

87

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Exchange-Traded Option Contracts Outstanding at April 30, 2018 - (continued)
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
U.S. Treasury 10-Year Future Option	119.25 USD	05/25/18	(14)	USD	(14)	$(9,407)	$(7,409)	$ (1,998)

Puts
U.S. Treasury 10-Year Future Option	119.25 USD	05/25/18	(14)	USD	(14)	$(4,156)	$(6,752)	$ 2,596

Total written option contracts					(28)	$(13,563)	$(14,161)	$ 598

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3-Year Bond Future	9	06/15/2018	$751,502	$(117)
CAC40 10 Euro Future	125	05/18/2018	8,261,491	245,638
Canadian Government 10-Year Bond Future	97	06/20/2018	9,930,800	42,466
Euro-BUXL 30-Year Bond Future	6	06/07/2018	1,184,945	18,612
Euro-BTP Future	10	06/07/2018	1,678,684	51,313
Euro-Bund Future	12	06/07/2018	2,300,332	21,505
Euro-OAT Future	11	06/07/2018	2,043,150	23,297
Euro-Schatz Future	5	06/07/2018	675,743	496
FTSE 250 Index Future	65	06/15/2018	3,616,286	93,909
Long Gilt Future	14	06/27/2018	2,356,414	26,389
Mini-10-Year JGB Future	85	06/12/2018	11,717,435	(3,390)
U.S. Treasury 5-Year Note Future	97	06/29/2018	11,010,258	(45,008)
U.S. Treasury 10-Year Note Future	180	06/20/2018	21,532,500	(131,739)
U.S. Treasury Ultra Bond Future	45	06/20/2018	7,070,625	64,941
Uranium Future	159	12/31/2018	858,600	(211,375)
WTI Crude Future	25	11/19/2021	1,312,000	45,919
WTI Crude Future	26	11/21/2022	1,328,340	9,276

Total				$252,132

Short position contracts:
Australian 10-Year Bond Future	7	06/15/2018	$673,991	$(2,785)
FTSE 100 Index Future	34	06/15/2018	3,491,860	(186,706)
Japanese 10-Year Bond Future	7	06/13/2018	9,645,811	1,602
NIKKEI 225 Index Future	16	06/07/2018	3,294,548	(212,788)
NIKKEI 225 Index Future	49	06/07/2018	5,500,250	(279,469)
S&P 500 (E-Mini) Future	36	06/15/2018	4,764,600	150,131
U.S. Treasury 2-Year Note Future	5	06/29/2018	1,060,234	(11)
U.S. Treasury Long Bond Future	1	06/20/2018	143,844	(127)

Total				$(530,153)

Total futures contracts				$(278,021)

TBA Sale Commitments Outstanding at April 30, 2018
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$25,000	05/01/2033	$(24,799)	$119
FNMA, 3.00%	5,389,000	05/01/2048	(5,197,859)	43,191
FNMA, 4.00%	765,000	05/01/2048	(779,164)	4,482

The accompanying notes are an integral part of these financial statements.

88

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2018 - (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 4.50%	$1,075,000	06/01/2048	$(1,117,748)	$(210)
GNMA II, 4.00%	1,100,000	05/01/2048	(1,125,094)	3,811

Total (proceeds receivable $8,296,057)			$(8,244,664)	$51,393

At April 30, 2018, the aggregate market value of TBA Sale Commitments represents (2.8)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.6	DEUT	USD	2,096,207	(0.50%)	05/11/63	Monthly	$—	$(17,207)	$(16,325)	$882
CMBX.NA.AAA.7	MSC	USD	2,075,000	(0.50%)	01/17/47	Monthly	—	(17,216)	(18,547)	(1,331)
CMBX.NA.AAA.8	MSC	USD	2,375,000	(0.50%)	10/17/57	Monthly	43,540	—	(15,238)	(58,778)

Total							$43,540	$(34,423)	$(50,110)	$(59,227)

Sell protection:
CMBX.NA.BBB-.10	MSC	USD	25,000	3.00%	11/17/59	Monthly	$—	$(2,338)	$(2,312)	$26
CMBX.NA.BBB-.10	GSC	USD	35,000	3.00%	11/17/59	Monthly	—	(3,250)	(3,237)	13
CMBX.NA.BBB-.10	GSC	USD	10,000	3.00%	11/17/59	Monthly	—	(929)	(925)	4
CMBX.NA.BBB-.10	GSC	USD	111,000	3.00%	11/17/59	Monthly	—	(10,083)	(10,265)	(182)

Total							$—	$(16,600)	$(16,739)	$(139)

Total traded indices							$43,540	$(51,023)	$(66,849)	$(59,366)

Credit default swaps on single-name issues:
Buy protection:
China Republic	MSC	USD	1,050,000	(1.00%)	06/20/23	Quarterly	$—	$(18,880)	$(22,446)	$(3,566)
Colombia Republic	GSC	USD	1,300,000	(1.00%)	06/20/23	Quarterly	458	—	2,186	1,728
Japan Government	BOA	USD	1,035,000	(1.00%)	12/20/22	Quarterly	—	(37,244)	(36,849)	395
Japan Government	BOA	USD	1,035,000	(1.00%)	12/20/22	Quarterly	—	(37,010)	(36,849)	161
Japan Government	BOA	USD	3,280,000	(1.00%)	12/20/22	Quarterly	—	(116,239)	(116,778)	(539)

Total							$458	$(209,373)	$(210,736)	$(1,821)

Total single-name issues							$458	$(209,373)	$(210,736)	$(1,821)

Total OTC contracts							$43,998	$(260,396)	$(277,585)	$(61,187)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27.V3	USD	3,601,500	(5.00%)	12/20/21	Quarterly	$105,534	$288,307	$182,773

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.30.V1	USD	1,575,000	(5.00%)	06/20/23	Quarterly	$89,395	$115,682	$26,287

Total						$194,929	$403,989	$209,060

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

89

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.50% Fixed	USD	600,000	03/01/28	Annual	$1,959	$—	$2,326	$367
3 Mo. USD LIBOR	1.85% Fixed	USD	1,975,000	11/30/21	Semi-Annual	—	—	59,218	59,218
3 Mo. USD LIBOR	2.00% Fixed	USD	525,000	03/21/23	Semi-Annual	2,691	—	20,347	17,656
3 Mo. USD LIBOR	2.26% Fixed	USD	225,000	07/14/27	Quarterly	—	—	11,493	11,493

Total						$4,650	$—	$93,384	$88,734

OTC Total Return Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
DBGVR5US	DEUT	USD	176,671	1.00%	04/30/19	Monthly	$—	$—	$47	$47
Goldman Sachs Dynamic Gamma US Index	GSC	USD	54,193	(1.00%)	10/31/18	Monthly	—	—	(34)	(34)
Goldman Sachs Volatility Carry Series 71	GSC	USD	112,241	(1.00%)	10/31/18	Monthly	—	—	(204)	(204)
Goldman Sachs Volatility Carry Series 71	GSC	USD	203,182	(1.00%)	08/31/18	Monthly	—	—	(370)	(370)
GSCBWBKL	GSC	USD	652,937	(1.00%)	01/31/19	Monthly	—	—	(13)	(13)
GSCBWBKL	GSC	USD	536,921	(1.00%)	01/31/19	Monthly	—	—	(927)	(927)
GSCBWBKL	GSC	USD	627,247	(1.00%)	01/31/19	Monthly	—	—	(1,083)	(1,083)
GSCBWBKL	GSC	USD	627,966	(1.00%)	01/31/19	Monthly	—	—	(1,084)	(1,084)
GSCBWBKS	GSC	USD	665,462	1.00%	01/31/19	Monthly	—	—	30	30
GSCBWBKS	GSC	USD	612,261	1.00%	01/31/19	Monthly	—	—	28	28
GSCBWBKS	GSC	USD	610,758	1.00%	01/31/19	Monthly	—	—	27	27
GSCBWBKS	GSC	USD	496,742	1.00%	01/31/19	Monthly	—	—	22	22
GSCBWSEW	GSC	USD	2,887,024	1.00%	07/31/18	Monthly	8,649	—	8,649	0
GSCBWTCH	GSC	USD	649,789	1.00%	05/31/18	Monthly	—	—	—	0
GSCBWTCH	GSC	USD	1,237,402	1.00%	05/31/18	Monthly	—	—	—	0
GSCBWTCH	GSC	USD	719,831	1.00%	05/31/18	Monthly	—	—	—	0
GSGLWRH3	GSC	USD	172	1.00%	10/31/18	Monthly	172	—	172	0
GSGLWRH3	GSC	USD	683	1.00%	10/31/18	Monthly	683	—	683	0
GSGLWRH3	GSC	USD	969	1.00%	10/31/18	Monthly	969	—	969	0
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	35,709	1.00%	02/28/19	Monthly	—	—	—	0
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	31,136	1.00%	02/28/19	Monthly	—	—	—	0
iPath S&P 500 VIX Short-Term Futures ETN	BOA	USD	13,718	1.00%	04/30/19	Monthly	—	—	—	0
iShares MSCI USA	BOA	USD	2,179,435	1.00%	11/30/18	Monthly	—	—	—	0
MSCI South Africa Value Index	BOA	USD	2,317,400	1.00%	09/28/18	Monthly	—	—	—	0
MSCI South Africa Value Index	GSC	USD	148,489	1.00%	09/28/18	Monthly	—	—	—	0
SPDR S&P Regional Banking ETF	BNP	USD	2,476,880	(1.00%)	11/30/18	Monthly	—	—	—	0

Total							$10,473	$—	$6,912	$(3,561)

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
10,000	AUD	7,698	USD	MSC	05/02/18	$—	$(169)
10,000	AUD	7,769	USD	MSC	05/02/18	—	(241)
20,000	AUD	15,554	USD	BNP	05/02/18	—	(497)
40,000	AUD	30,650	USD	NOM	05/02/18	—	(536)
80,000	AUD	61,542	USD	GSC	05/02/18	—	(1,314)
70,000	AUD	54,268	USD	GSC	05/02/18	—	(1,568)
95,000	AUD	73,581	USD	DEUT	05/02/18	—	(2,060)
140,000	AUD	107,727	USD	JPM	05/02/18	—	(2,327)
190,000	AUD	145,979	USD	JPM	05/02/18	—	(2,937)
170,000	AUD	132,181	USD	BCLY	05/02/18	—	(4,196)
230,000	AUD	178,385	USD	BNP	05/02/18	—	(5,229)
1,037,000	AUD	799,072	USD	DEUT	05/02/18	—	(18,363)
675,000	AUD	510,877	USD	CBA	05/31/18	—	(2,676)

The accompanying notes are an integral part of these financial statements.

90

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
100,000	AUD	75,613	USD	CBK	06/07/18	$—	$(322)
1,757,000	AUD	1,330,093	USD	GSC	06/07/18	—	(7,220)
115,000	BRL	33,036	USD	UBS	05/03/18	—	(219)
20,000	BRL	6,004	USD	JPM	05/03/18	—	(297)
177,000	BRL	50,846	USD	BCLY	05/03/18	—	(337)
40,000	BRL	11,799	USD	GSC	05/03/18	—	(385)
221,000	BRL	63,486	USD	DEUT	05/03/18	—	(421)
265,000	BRL	76,125	USD	MSC	05/03/18	—	(505)
60,000	BRL	17,683	USD	GSC	05/03/18	—	(561)
177,000	BRL	51,096	USD	DEUT	05/03/18	—	(587)
326,000	BRL	93,649	USD	DEUT	05/03/18	—	(622)
80,000	BRL	23,491	USD	DEUT	05/03/18	—	(663)
165,000	BRL	48,387	USD	GSC	05/03/18	—	(1,303)
829,000	BRL	238,143	USD	BCLY	05/03/18	—	(1,580)
1,006,000	BRL	288,989	USD	BCLY	05/03/18	—	(1,918)
565,000	BRL	164,426	USD	JPM	05/03/18	—	(3,198)
205,000	BRL	61,849	USD	GSC	05/03/18	—	(3,351)
630,000	BRL	185,553	USD	DEUT	05/03/18	—	(5,777)
3,490,000	BRL	1,002,557	USD	DEUT	05/03/18	—	(6,654)
4,037,000	BRL	1,159,691	USD	DEUT	05/03/18	—	(7,696)
560,000	BRL	168,330	USD	BOA	05/03/18	—	(8,529)
3,711,000	BRL	1,122,080	USD	BCLY	05/03/18	—	(63,113)
580,000	BRL	165,106	USD	DEUT	06/04/18	—	(107)
90,000	BRL	25,729	USD	UBS	06/04/18	—	(126)
4,077,000	BRL	1,173,660	USD	DEUT	06/04/18	—	(13,831)
75,000	CAD	58,234	USD	BMO	05/02/18	182	—
10,000	CAD	7,782	USD	MSC	05/02/18	7	—
290,000	CAD	225,945	USD	BMO	05/02/18	—	(70)
30,000	CAD	23,506	USD	GSC	05/02/18	—	(140)
10,000	CAD	7,966	USD	GSC	05/02/18	—	(177)
40,000	CAD	31,797	USD	JPM	05/02/18	—	(642)
70,000	CAD	55,420	USD	CIBC	05/02/18	—	(899)
75,000	CAD	59,520	USD	CIBC	05/02/18	—	(1,105)
90,000	CAD	71,371	USD	CIBC	05/02/18	—	(1,272)
150,000	CAD	119,539	USD	JPM	05/02/18	—	(2,707)
12,389,000	CAD	9,651,084	USD	SSG	05/31/18	4,062	—
245,000	CAD	190,599	USD	RBC	06/07/18	376	—
65,000	CAD	50,741	USD	DEUT	06/07/18	—	(75)
190,000	CAD	148,179	USD	CBK	06/07/18	—	(76)
1,039,000	CHF	1,066,829	USD	BCLY	05/31/18	—	(15,625)
2,745,000	CHF	2,815,064	USD	CBK	05/31/18	—	(37,820)
4,300,000	CLP	7,099	USD	MSC	05/02/18	—	(88)
4,600,000	CLP	7,641	USD	BCLY	05/02/18	—	(142)
7,800,000	CLP	12,889	USD	GSC	05/02/18	—	(173)
7,100,000	CLP	11,843	USD	UBS	05/02/18	—	(268)
15,700,000	CLP	25,919	USD	BCLY	05/02/18	—	(322)
15,700,000	CLP	25,933	USD	MSC	05/02/18	—	(337)
15,000,000	CLP	24,793	USD	BOA	05/02/18	—	(338)
14,500,000	CLP	24,353	USD	GSC	05/02/18	—	(713)
53,100,000	CLP	87,661	USD	UBS	05/02/18	—	(1,089)
69,800,000	CLP	115,772	USD	GSC	05/02/18	—	(1,973)
170,215,000	CLP	283,876	USD	GSC	05/31/18	—	(6,389)
5,859,000	CNH	922,982	USD	BOA	06/20/18	2,137	—
334,000	CNH	52,561	USD	GSC	06/20/18	176	—
106,000	CNH	16,671	USD	BOA	06/20/18	66	—
824,000	CNH	130,415	USD	CBK	06/20/18	—	(308)
376,000	CNH	59,699	USD	CBK	06/20/18	—	(329)
642,000	CNH	102,104	USD	GSC	06/20/18	—	(734)
642,000	CNH	102,156	USD	GSC	06/20/18	—	(786)

The accompanying notes are an integral part of these financial statements.

91

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
450,937,000	COP	160,362	USD	BOA	05/02/18	$172	$—
67,000,000	COP	23,875	USD	GSC	05/02/18	—	(23)
81,600,000	COP	29,078	USD	UBS	05/02/18	—	(28)
369,637,000	COP	131,718	USD	MSC	05/02/18	—	(127)
67,300,000	COP	24,232	USD	BOA	05/02/18	—	(273)
174,862,000	COP	62,902	USD	GSC	05/31/18	—	(661)
210,100,000	COP	75,337	USD	BOA	06/07/18	—	(568)
1,350,000	CZK	66,026	USD	CBK	05/02/18	—	(2,324)
1,350,000	CZK	64,827	USD	MSC	06/07/18	—	(1,003)
4,484,000	DKK	737,391	USD	BNP	05/31/18	—	(8,877)
5,000	EUR	6,183	USD	CBK	05/02/18	—	(144)
10,000	EUR	12,330	USD	SCB	05/02/18	—	(253)
15,000	EUR	18,485	USD	JPM	05/02/18	—	(368)
15,000	EUR	18,514	USD	GSC	05/02/18	—	(397)
13,000	EUR	16,117	USD	SCB	05/02/18	—	(416)
15,000	EUR	18,643	USD	JPM	05/02/18	—	(527)
25,000	EUR	30,728	USD	JPM	05/02/18	—	(534)
28,000	EUR	34,387	USD	JPM	05/02/18	—	(569)
19,000	EUR	23,527	USD	JPM	05/02/18	—	(579)
27,000	EUR	33,306	USD	JPM	05/02/18	—	(696)
39,000	EUR	48,052	USD	CBK	05/02/18	—	(950)
64,000	EUR	78,635	USD	CBK	05/02/18	—	(1,338)
65,000	EUR	79,872	USD	SCB	05/02/18	—	(1,367)
68,000	EUR	83,571	USD	JPM	05/02/18	—	(1,442)
68,000	EUR	83,967	USD	JPM	05/02/18	—	(1,839)
75,000	EUR	92,574	USD	JPM	05/02/18	—	(1,991)
95,000	EUR	117,052	USD	JPM	05/02/18	—	(2,314)
94,000	EUR	115,905	USD	JPM	05/02/18	—	(2,375)
94,000	EUR	115,932	USD	JPM	05/02/18	—	(2,402)
95,000	EUR	117,167	USD	JPM	05/02/18	—	(2,430)
95,000	EUR	117,176	USD	JPM	05/02/18	—	(2,438)
82,000	EUR	101,479	USD	CBK	05/02/18	—	(2,442)
95,000	EUR	117,226	USD	JPM	05/02/18	—	(2,488)
94,000	EUR	116,099	USD	JPM	05/02/18	—	(2,569)
95,000	EUR	117,357	USD	JPM	05/02/18	—	(2,619)
95,000	EUR	117,446	USD	JPM	05/02/18	—	(2,708)
187,000	EUR	229,577	USD	JPM	05/02/18	—	(3,724)
187,000	EUR	230,138	USD	JPM	05/02/18	—	(4,286)
187,000	EUR	230,847	USD	JPM	05/02/18	—	(4,995)
169,000	EUR	209,186	USD	JPM	05/02/18	—	(5,073)
190,000	EUR	234,740	USD	JPM	05/02/18	—	(5,264)
190,000	EUR	234,840	USD	CBK	05/02/18	—	(5,364)
187,000	EUR	231,378	USD	JPM	05/02/18	—	(5,525)
187,000	EUR	231,707	USD	JPM	05/02/18	—	(5,855)
228,000	EUR	281,357	USD	GSC	05/02/18	—	(5,986)
285,000	EUR	351,929	USD	JPM	05/02/18	—	(7,715)
285,000	EUR	352,214	USD	JPM	05/02/18	—	(8,000)
375,000	EUR	463,809	USD	JPM	05/02/18	—	(10,896)
491,000	EUR	607,656	USD	JPM	05/02/18	—	(14,642)
315,000	EUR	385,248	USD	BCLY	05/31/18	—	(3,985)
887,000	EUR	1,073,536	USD	HSBC	06/07/18	669	—
16,000	EUR	19,562	USD	GSC	06/07/18	—	(185)
68,000	EUR	83,488	USD	JPM	06/07/18	—	(1,137)
272,000	EUR	331,752	USD	JPM	06/07/18	—	(2,345)
230,000	EUR	281,684	USD	CBK	06/07/18	—	(3,141)
237,000	EUR	290,358	USD	JPM	06/07/18	—	(3,338)
331,000	EUR	405,398	USD	JPM	06/07/18	—	(4,540)
1,084,000	EUR	1,322,935	USD	BOA	06/07/18	—	(10,153)
1,084,000	EUR	1,327,033	USD	TDB	06/07/18	—	(14,251)

The accompanying notes are an integral part of these financial statements.

92

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
15,000	GBP	21,151	USD	BCLY	05/02/18	$—	$(499)
20,000	GBP	28,155	USD	GSC	05/02/18	—	(619)
125,000	GBP	175,564	USD	JPM	05/02/18	—	(3,462)
162,000	GBP	231,356	USD	HSBC	05/02/18	—	(8,312)
435,000	GBP	610,957	USD	JPM	05/02/18	—	(12,040)
870,000	GBP	1,223,437	USD	HSBC	05/02/18	—	(25,605)
1,305,000	GBP	1,833,000	USD	JPM	05/02/18	—	(36,251)
6,739,000	GBP	9,415,731	USD	BOA	05/02/18	—	(137,345)
5,000	GBP	6,974	USD	BNP	05/31/18	—	(80)
3,350,000	GBP	4,623,821	USD	JPM	05/31/18	—	(5,178)
10,000	GBP	13,965	USD	SCB	06/07/18	—	(173)
50,000	GBP	70,000	USD	BCLY	06/07/18	—	(1,039)
166,000	GBP	231,655	USD	BOA	06/07/18	—	(2,707)
166,000	GBP	231,711	USD	BCLY	06/07/18	—	(2,763)
166,000	GBP	231,777	USD	JPM	06/07/18	—	(2,830)
166,000	GBP	231,780	USD	JPM	06/07/18	—	(2,833)
166,000	GBP	231,914	USD	BCLY	06/07/18	—	(2,966)
282,000	GBP	394,107	USD	BCLY	06/07/18	—	(5,172)
497,000	GBP	694,329	USD	BCLY	06/07/18	—	(8,865)
547,000	GBP	764,000	USD	BCLY	06/07/18	—	(9,576)
21,358,000	HKD	2,724,476	USD	SG	05/31/18	—	(954)
6,300,000	HUF	24,921	USD	CBK	05/02/18	—	(668)
6,100,000	HUF	24,203	USD	BCLY	05/02/18	—	(720)
8,600,000	HUF	33,894	USD	SCB	05/02/18	—	(786)
6,600,000	HUF	26,250	USD	BCLY	05/02/18	—	(842)
20,496,000	HUF	79,877	USD	CBK	05/02/18	—	(973)
7,204,000	HUF	28,765	USD	BCLY	05/02/18	—	(1,032)
16,400,000	HUF	64,932	USD	CBK	05/02/18	—	(1,797)
14,400,000	HUF	57,297	USD	GSC	05/02/18	—	(1,861)
33,400,000	HUF	132,213	USD	CBK	05/02/18	—	(3,633)
6,900,000	HUF	26,649	USD	DEUT	06/07/18	—	(27)
2,750,064,000	IDR	197,349	USD	DEUT	05/02/18	281	—
2,901,005,000	IDR	205,979	USD	BNP	05/31/18	1,830	—
215,000	ILS	61,113	USD	HSBC	05/02/18	—	(1,366)
700,000	ILS	198,452	USD	HSBC	05/02/18	—	(3,927)
420,000	ILS	120,658	USD	HSBC	05/02/18	—	(3,944)
4,738,000	ILS	1,340,690	USD	CBK	05/31/18	—	(21,703)
340,000	ILS	95,219	USD	CBK	06/07/18	—	(530)
225,000	ILS	63,734	USD	HSBC	06/07/18	—	(1,072)
24,400,000	INR	365,106	USD	BCLY	05/02/18	414	—
1,700,000	INR	25,438	USD	DEUT	05/02/18	29	—
5,330,000	INR	81,854	USD	MSC	05/02/18	—	(2,009)
6,150,000	INR	94,601	USD	BCLY	05/02/18	—	(2,472)
11,540,000	INR	177,538	USD	BOA	05/02/18	—	(4,666)
13,080,000	INR	201,045	USD	DEUT	05/02/18	—	(5,103)
24,290,000	INR	373,462	USD	MSC	05/02/18	—	(9,591)
16,268,000	INR	243,460	USD	BCLY	06/07/18	—	(724)
800,000	JPY	7,493	USD	GSC	05/02/18	—	(174)
1,600,000	JPY	14,936	USD	MSC	05/02/18	—	(298)
1,300,000	JPY	12,249	USD	BCLY	05/02/18	—	(356)
1,200,000	JPY	11,380	USD	MSC	05/02/18	—	(401)
3,600,000	JPY	33,612	USD	BOA	05/02/18	—	(677)
4,900,000	JPY	45,670	USD	SSG	05/02/18	—	(842)
5,600,000	JPY	52,203	USD	BCLY	05/02/18	—	(971)
3,900,000	JPY	36,741	USD	JPM	05/02/18	—	(1,062)
3,000,000	JPY	28,600	USD	BNP	05/02/18	—	(1,155)
16,300,000	JPY	151,352	USD	BNP	05/02/18	—	(2,229)
18,500,000	JPY	174,001	USD	JPM	05/02/18	—	(4,751)
122,250,000	JPY	1,139,767	USD	JPM	05/02/18	—	(21,348)

The accompanying notes are an integral part of these financial statements.

93

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
122,250,000	JPY	1,147,467	USD	JPM	05/02/18	$—	$(29,049)
463,070,000	JPY	4,250,298	USD	BCLY	05/31/18	—	(5,593)
463,070,000	JPY	4,264,448	USD	ANZ	05/31/18	—	(19,742)
24,780,000	JPY	227,288	USD	JPM	06/07/18	—	(28)
4,500,000	JPY	41,340	USD	SCB	06/07/18	—	(70)
800,000	JPY	7,409	USD	DEUT	06/07/18	—	(72)
24,780,000	JPY	227,393	USD	JPM	06/07/18	—	(134)
40,342,000	JPY	370,443	USD	BCLY	06/07/18	—	(463)
276,410,000	KRW	256,460	USD	BCLY	05/02/18	2,346	—
138,205,000	KRW	127,619	USD	UBS	05/02/18	1,784	—
138,205,000	KRW	127,672	USD	BOA	05/02/18	1,731	—
238,435,000	KRW	221,553	USD	BOA	05/02/18	1,697	—
88,790,000	KRW	82,503	USD	CSFB	05/02/18	632	—
63,140,000	KRW	58,669	USD	DEUT	05/02/18	449	—
11,930,000	KRW	11,085	USD	MSC	05/02/18	85	—
14,280,000	KRW	13,300	USD	BNP	05/02/18	70	—
12,370,000	KRW	11,593	USD	MSC	05/02/18	—	(11)
12,500,000	KRW	11,718	USD	GSC	05/02/18	—	(14)
18,560,000	KRW	17,406	USD	UBS	05/02/18	—	(28)
34,250,000	KRW	32,131	USD	BCLY	05/02/18	—	(62)
12,870,000	KRW	12,123	USD	GSC	05/02/18	—	(72)
30,860,000	KRW	28,981	USD	MSC	05/02/18	—	(86)
34,820,000	KRW	32,778	USD	UBS	05/02/18	—	(175)
46,720,000	KRW	44,297	USD	GSC	05/02/18	—	(552)
193,620,000	KRW	178,889	USD	HSBC	06/07/18	2,577	—
56,930,000	KRW	52,926	USD	HSBC	06/07/18	430	—
9,920,000	KRW	9,213	USD	DEUT	06/07/18	84	—
26,230,000	KRW	24,569	USD	DEUT	06/07/18	14	—
51,400,000	KZT	155,781	USD	DEUT	05/31/18	218	—
4,696,000	MXN	248,544	USD	BCLY	05/02/18	2,473	—
220,000	MXN	12,001	USD	JPM	05/02/18	—	(241)
238,000	MXN	12,982	USD	SSG	05/02/18	—	(260)
180,000	MXN	9,923	USD	MSC	05/02/18	—	(302)
480,000	MXN	26,133	USD	GSC	05/02/18	—	(476)
360,000	MXN	20,002	USD	JPM	05/02/18	—	(759)
1,850,000	MXN	100,705	USD	BNP	05/02/18	—	(1,816)
1,648,000	MXN	89,934	USD	CBK	05/02/18	—	(1,843)
11,919,000	MXN	628,496	USD	SSG	05/31/18	5,627	—
1,310,000	MXN	68,103	USD	BNP	06/07/18	1,519	—
2,190,000	MXN	115,302	USD	CBK	06/07/18	1,088	—
540,000	MXN	28,484	USD	GSC	06/07/18	215	—
910,000	MXN	48,431	USD	SSG	06/07/18	—	(68)
80,000	NOK	10,218	USD	CBK	05/02/18	—	(245)
60,000	NOK	7,747	USD	CBK	05/02/18	—	(267)
330,000	NOK	42,060	USD	CBK	05/02/18	—	(922)
330,000	NOK	42,185	USD	CBK	05/02/18	—	(1,047)
210,000	NOK	27,319	USD	BCLY	05/02/18	—	(1,140)
410,000	NOK	52,778	USD	MSC	05/02/18	—	(1,666)
770,000	NOK	98,104	USD	JPM	05/02/18	—	(2,114)
540,000	NOK	69,482	USD	JPM	05/02/18	—	(2,165)
7,230,000	NOK	907,152	USD	MSC	05/02/18	—	(5,846)
29,561,000	NOK	3,753,582	USD	BCLY	05/31/18	—	(64,830)
980,000	NOK	122,474	USD	DEUT	06/07/18	—	(151)
1,350,000	NOK	169,678	USD	JPM	06/07/18	—	(1,172)
2,270,000	NOK	284,783	USD	MSC	06/07/18	—	(1,444)
15,000	NZD	10,900	USD	BOA	05/02/18	—	(346)
55,000	NZD	39,832	USD	NOM	05/02/18	—	(1,134)
50,000	NZD	36,809	USD	BNP	05/02/18	—	(1,630)
50,000	NZD	36,823	USD	CBK	05/02/18	—	(1,644)

The accompanying notes are an integral part of these financial statements.

94

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
85,000	NZD	62,010	USD	HSBC	05/02/18	$—	$(2,205)
70,000	NZD	51,533	USD	SSG	05/02/18	—	(2,282)
220,000	NZD	158,582	USD	MSC	05/02/18	—	(3,792)
250,000	NZD	180,122	USD	BCLY	05/02/18	—	(4,224)
280,000	NZD	204,394	USD	DEUT	05/02/18	—	(7,388)
320,000	NZD	234,694	USD	JPM	05/02/18	—	(9,545)
85,000	NZD	60,897	USD	UBS	06/07/18	—	(1,098)
759,000	NZD	535,920	USD	BCLY	06/07/18	—	(1,954)
140,000	PEN	43,519	USD	BOA	05/02/18	—	(484)
1,000,000	PEN	308,661	USD	BOA	05/02/18	—	(1,273)
1,000,000	PEN	310,241	USD	MSC	05/02/18	—	(2,853)
598,000	PEN	184,996	USD	GSC	05/31/18	—	(1,335)
1,140,000	PEN	351,722	USD	BOA	06/07/18	—	(1,675)
7,712,000	PHP	146,895	USD	BOA	05/31/18	1,895	—
50,000	PLN	14,617	USD	JPM	05/02/18	—	(371)
65,000	PLN	19,146	USD	JPM	05/02/18	—	(626)
65,000	PLN	19,162	USD	JPM	05/02/18	—	(643)
90,000	PLN	26,491	USD	JPM	05/02/18	—	(849)
210,000	PLN	60,808	USD	DEUT	05/02/18	—	(975)
2,521,000	PLN	735,669	USD	GSC	05/30/18	—	(17,174)
85,000	PLN	24,270	USD	DEUT	06/07/18	—	(41)
50,000	PLN	14,409	USD	CBK	06/07/18	—	(156)
2,606,000	RUB	41,589	USD	GSC	05/03/18	—	(221)
3,853,000	RUB	61,489	USD	BNP	05/03/18	—	(326)
1,910,000	RUB	31,027	USD	DEUT	05/03/18	—	(707)
4,290,000	RUB	68,816	USD	GSC	05/03/18	—	(716)
10,900,000	RUB	173,952	USD	JPM	05/03/18	—	(922)
12,440,000	RUB	198,528	USD	DEUT	05/03/18	—	(1,053)
14,357,000	RUB	229,121	USD	BOA	05/03/18	—	(1,215)
8,720,000	RUB	141,576	USD	MSC	05/03/18	—	(3,152)
2,640,000	RUB	45,683	USD	GSC	05/03/18	—	(3,775)
4,390,000	RUB	75,952	USD	MSC	05/03/18	—	(6,264)
4,658,000	RUB	81,150	USD	BCLY	05/03/18	—	(7,207)
31,600,000	RUB	511,400	USD	BCLY	05/03/18	—	(9,774)
22,970,000	RUB	400,314	USD	GSC	05/03/18	—	(35,682)
69,033,000	RUB	1,111,401	USD	GSC	05/31/18	—	(19,448)
2,900,000	RUB	46,164	USD	DEUT	06/07/18	—	(327)
2,036,000	RUB	32,825	USD	HSBC	06/07/18	—	(645)
2,036,000	RUB	32,833	USD	HSBC	06/07/18	—	(653)
3,391,000	RUB	54,410	USD	GSC	06/07/18	—	(813)
3,393,000	RUB	54,487	USD	GSC	06/07/18	—	(858)
2,714,000	RUB	43,810	USD	HSBC	06/07/18	—	(913)
15,350,000	RUB	245,257	USD	JPM	06/07/18	—	(2,639)
130,000	SEK	15,381	USD	JPM	05/02/18	—	(532)
190,000	SEK	22,675	USD	CBK	05/02/18	—	(973)
990,000	SEK	119,452	USD	MSC	05/02/18	—	(6,377)
1,640,000	SEK	196,072	USD	JPM	05/02/18	—	(8,755)
68,550,000	SEK	8,387,630	USD	MSC	05/02/18	—	(557,978)
70,544,000	SEK	8,320,399	USD	BCLY	05/31/18	—	(245,594)
420,000	SEK	49,620	USD	CBK	06/07/18	—	(1,517)
25,241,000	SEK	2,956,408	USD	MSC	06/07/18	—	(65,530)
15,000	SGD	11,399	USD	CBK	05/02/18	—	(86)
15,000	SGD	11,442	USD	JPM	05/02/18	—	(130)
25,000	SGD	19,003	USD	SCB	05/02/18	—	(149)
25,000	SGD	19,034	USD	SCB	05/02/18	—	(179)
30,000	SGD	22,867	USD	CBK	05/02/18	—	(242)
55,000	SGD	42,014	USD	CBK	05/02/18	—	(534)
65,000	SGD	49,658	USD	CBK	05/02/18	—	(636)
100,000	SGD	76,185	USD	CBK	05/02/18	—	(767)

The accompanying notes are an integral part of these financial statements.

95

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
125,000	SGD	95,566	USD	CBK	05/02/18	$—	$(1,294)
200,000	SGD	152,776	USD	CBK	05/02/18	—	(1,940)
191,000	SGD	146,045	USD	CBK	05/02/18	—	(1,997)
192,000	SGD	146,879	USD	CBK	05/02/18	—	(2,077)
1,834,000	SGD	1,386,504	USD	CBK	05/31/18	—	(2,541)
424,000	SGD	319,867	USD	JPM	06/07/18	146	—
424,000	SGD	319,903	USD	JPM	06/07/18	110	—
24,440,000	THB	785,473	USD	JPM	05/02/18	—	(11,051)
20,300,000	THB	645,469	USD	JPM	06/07/18	—	(1,564)
901,000	TRY	220,309	USD	CBK	05/02/18	1,365	—
205,000	TRY	49,252	USD	MSC	05/02/18	1,185	—
173,000	TRY	41,468	USD	CBK	05/02/18	1,095	—
220,000	TRY	53,496	USD	NOM	05/02/18	631	—
165,000	TRY	40,081	USD	MSC	05/02/18	514	—
155,000	TRY	38,132	USD	HSBC	05/02/18	3	—
340,000	TRY	84,640	USD	HSBC	05/02/18	—	(990)
1,470,000	TRY	365,904	USD	HSBC	05/02/18	—	(4,239)
33,000	TRY	7,967	USD	GSC	05/31/18	75	—
95,000	TRY	22,916	USD	CBK	06/07/18	189	—
405,000	TRY	98,430	USD	BCLY	06/07/18	71	—
595,000	TRY	144,766	USD	DEUT	06/07/18	—	(55)
170,000	TRY	41,511	USD	JPM	06/07/18	—	(165)
561,000	TRY	137,038	USD	JPM	06/07/18	—	(596)
12,765,000	TWD	430,015	USD	BOA	05/02/18	1,492	—
6,192,000	TWD	208,590	USD	DEUT	05/02/18	724	—
25,650,000	TWD	866,367	USD	UBS	05/02/18	704	—
685,000	TWD	23,076	USD	BCLY	05/02/18	80	—
675,000	TWD	22,739	USD	BNP	05/02/18	79	—
170,000	TWD	5,797	USD	MSC	05/02/18	—	(50)
170,000	TWD	5,804	USD	MSC	05/02/18	—	(57)
170,000	TWD	5,855	USD	MSC	05/02/18	—	(108)
700,000	TWD	24,142	USD	GSC	05/02/18	—	(479)
1,490,000	TWD	50,155	USD	BOA	06/07/18	335	—
345,000	TWD	11,659	USD	BOA	06/07/18	31	—
345,000	TWD	11,696	USD	BCLY	06/07/18	—	(5)
1,330,049	USD	1,757,000	AUD	GSC	05/02/18	7,287	—
58,051	USD	75,000	AUD	JPM	05/02/18	1,587	—
38,919	USD	50,000	AUD	CSFB	05/02/18	1,276	—
49,937	USD	65,000	AUD	CBK	05/02/18	1,002	—
27,229	USD	35,000	AUD	BNP	05/02/18	880	—
38,407	USD	50,000	AUD	SCB	05/02/18	765	—
23,131	USD	30,000	AUD	JPM	05/02/18	545	—
22,986	USD	30,000	AUD	SCB	05/02/18	401	—
8,956,622	USD	11,834,000	AUD	CBA	05/31/18	46,923	—
219,261	USD	290,000	AUD	JPM	06/07/18	915	—
41,857	USD	55,000	AUD	BNP	06/07/18	447	—
56,826	USD	75,000	AUD	GSC	06/07/18	358	—
98,134	USD	130,000	AUD	DEUT	06/07/18	255	—
68,011	USD	90,000	AUD	BNP	06/07/18	248	—
304,180	USD	1,006,000	BRL	BCLY	05/03/18	17,109	—
1,176,929	USD	4,077,000	BRL	DEUT	05/03/18	13,520	—
179,894	USD	595,000	BRL	DEUT	05/03/18	10,106	—
1,066,042	USD	3,711,000	BRL	BCLY	05/03/18	7,075	—
1,002,557	USD	3,490,000	BRL	BCLY	05/03/18	6,654	—
55,564	USD	185,000	BRL	MSC	05/03/18	2,772	—
168,050	USD	585,000	BRL	JPM	05/03/18	1,115	—
137,887	USD	480,000	BRL	BOA	05/03/18	915	—
135,015	USD	470,000	BRL	GSC	05/03/18	896	—
33,645	USD	115,000	BRL	UBS	05/03/18	829	—

The accompanying notes are an integral part of these financial statements.

96

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
17,847	USD	60,000	BRL	BOA	05/03/18	$725	$—
11,947	USD	40,000	BRL	MSC	05/03/18	533	—
63,486	USD	221,000	BRL	BCLY	05/03/18	421	—
50,846	USD	177,000	BRL	DEUT	05/03/18	337	—
11,723	USD	40,000	BRL	MSC	05/03/18	309	—
15,944	USD	55,000	BRL	DEUT	05/03/18	250	—
5,878	USD	20,000	BRL	DEUT	05/03/18	171	—
5,778	USD	20,000	BRL	BOA	05/03/18	71	—
50,954	USD	177,000	BRL	DEUT	06/04/18	600	—
30,216	USD	105,000	BRL	GSC	06/04/18	345	—
55,653	USD	70,000	CAD	JPM	05/02/18	1,131	—
110,097	USD	140,000	CAD	BMO	05/02/18	1,054	—
23,798	USD	30,000	CAD	BCLY	05/02/18	432	—
43,190	USD	55,000	CAD	BOA	05/02/18	352	—
163,766	USD	210,000	CAD	JPM	05/02/18	202	—
23,501	USD	30,000	CAD	JPM	05/02/18	135	—
89,678	USD	115,000	CAD	DEUT	05/02/18	107	—
38,924	USD	50,000	CAD	BMO	05/02/18	—	(20)
30,979	USD	40,000	CAD	JPM	05/02/18	—	(176)
77,490	USD	100,000	CAD	SCB	05/02/18	—	(398)
5,110,268	USD	6,560,000	CAD	SSG	05/31/18	—	(2,151)
226,116	USD	290,000	CAD	BMO	06/07/18	64	—
58,505	USD	75,000	CAD	JPM	06/07/18	43	—
19,473	USD	25,000	CAD	JPM	06/07/18	—	(14)
66,069	USD	85,000	CAD	RBC	06/07/18	—	(188)
5,329,650	USD	5,197,000	CHF	CBK	05/31/18	71,604	—
2,168,984	USD	2,115,000	CHF	CBK	05/31/18	29,140	—
99,455	USD	60,200,000	CLP	UBS	05/02/18	1,307	—
95,916	USD	58,100,000	CLP	GSC	05/02/18	1,192	—
33,594	USD	20,000,000	CLP	MSC	05/02/18	987	—
36,886	USD	22,200,000	CLP	GSC	05/02/18	692	—
19,844	USD	11,800,000	CLP	GSC	05/02/18	605	—
33,569	USD	20,300,000	CLP	BCLY	05/02/18	473	—
24,763	USD	15,000,000	CLP	BOA	05/02/18	308	—
1,650,748	USD	989,805,000	CLP	GSC	05/31/18	37,150	—
115,755	USD	69,800,000	CLP	GSC	06/07/18	1,968	—
46,501	USD	27,900,000	CLP	BOA	06/07/18	1,019	—
25,298	USD	15,300,000	CLP	GSC	06/07/18	356	—
1,051,558	USD	6,648,000	CNH	CBK	05/31/18	972	—
233,908	USD	1,479,000	CNH	HSBC	06/20/18	378	—
176,914	USD	1,119,000	CNH	CBK	06/20/18	227	—
16,329	USD	103,000	CNH	JPM	06/20/18	66	—
47,853	USD	303,000	CNH	MSC	06/20/18	10	—
188,919	USD	1,202,000	CNH	GSC	06/20/18	—	(873)
669,882	USD	4,236,000	CNY	GSC	05/31/18	3,006	—
116,415	USD	324,437,000	COP	MSC	05/02/18	916	—
184,670	USD	518,237,000	COP	BOA	05/02/18	178	—
10,062	USD	27,800,000	COP	MSC	05/02/18	165	—
29,169	USD	81,600,000	COP	UBS	05/02/18	119	—
23,948	USD	67,000,000	COP	GSC	05/02/18	96	—
6,243	USD	17,400,000	COP	MSC	05/02/18	49	—
49,322	USD	138,300,000	COP	HSBC	06/07/18	105	—
47,684	USD	133,800,000	COP	DEUT	06/07/18	68	—
34,568	USD	97,600,000	COP	BOA	06/07/18	—	(165)
160,205	USD	450,937,000	COP	BOA	06/07/18	—	(271)
64,708	USD	1,350,000	CZK	MSC	05/02/18	1,005	—
64,532	USD	1,340,000	CZK	CBK	06/07/18	1,180	—
55,839	USD	1,160,000	CZK	CBK	06/07/18	997	—
55,514	USD	1,170,000	CZK	CBK	06/07/18	199	—

The accompanying notes are an integral part of these financial statements.

97

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,323,658	USD	1,084,000	EUR	TDB	05/02/18	$14,438	$—
441,950	USD	355,000	EUR	MSC	05/02/18	13,192	—
1,319,553	USD	1,084,000	EUR	BOA	05/02/18	10,332	—
436,634	USD	354,000	EUR	HSBC	05/02/18	9,084	—
227,176	USD	183,000	EUR	TDB	05/02/18	6,155	—
226,403	USD	183,000	EUR	HSBC	05/02/18	5,381	—
280,968	USD	230,000	EUR	CBK	05/02/18	3,181	—
135,061	USD	110,000	EUR	JPM	05/02/18	2,207	—
92,632	USD	75,000	EUR	MSC	05/02/18	2,050	—
35,964	USD	29,000	EUR	GSC	05/02/18	938	—
18,706	USD	15,000	EUR	SCB	05/02/18	589	—
35,594	USD	29,000	EUR	CBK	05/02/18	569	—
18,445	USD	15,000	EUR	JPM	05/02/18	328	—
1,070,786	USD	887,000	EUR	HSBC	05/02/18	—	(504)
16,766,230	USD	13,709,000	EUR	BCLY	05/31/18	173,410	—
4,111,080	USD	3,353,000	EUR	BOA	05/31/18	52,744	—
2,638,030	USD	2,157,000	EUR	BCLY	05/31/18	27,285	—
118,696	USD	98,000	EUR	DEUT	06/07/18	13	—
110,215	USD	91,000	EUR	CBK	06/07/18	9	—
9,606,203	USD	6,785,000	GBP	BCLY	05/02/18	264,484	—
232,595	USD	162,000	GBP	HSBC	05/02/18	9,550	—
232,175	USD	162,000	GBP	HSBC	05/02/18	9,131	—
230,721	USD	162,000	GBP	BCLY	05/02/18	7,676	—
230,720	USD	162,000	GBP	BCLY	05/02/18	7,676	—
453,695	USD	324,000	GBP	BOA	05/02/18	7,606	—
230,527	USD	162,000	GBP	GSC	05/02/18	7,482	—
316,337	USD	225,000	GBP	BOA	05/02/18	6,552	—
228,441	USD	162,000	GBP	JPM	05/02/18	5,396	—
160,921	USD	113,000	GBP	BCLY	05/02/18	5,340	—
227,779	USD	162,000	GBP	BCLY	05/02/18	4,735	—
227,601	USD	162,000	GBP	BCLY	05/02/18	4,557	—
227,098	USD	162,000	GBP	JPM	05/02/18	4,053	—
227,051	USD	162,000	GBP	JPM	05/02/18	4,006	—
226,977	USD	162,000	GBP	BOA	05/02/18	3,933	—
197,689	USD	141,000	GBP	BOA	05/02/18	3,558	—
102,506	USD	72,000	GBP	BCLY	05/02/18	3,375	—
93,933	USD	66,000	GBP	GSC	05/02/18	3,062	—
98,817	USD	70,000	GBP	JPM	05/02/18	2,440	—
69,787	USD	49,000	GBP	BCLY	05/02/18	2,323	—
40,140	USD	28,000	GBP	JPM	05/02/18	1,589	—
22,724	USD	16,000	GBP	CIBC	05/02/18	695	—
13,850,016	USD	9,930,000	GBP	BNP	05/31/18	159,532	—
234,798	USD	168,000	GBP	JPM	05/31/18	3,176	—
11,032	USD	8,000	GBP	DEUT	05/31/18	3	—
9,429,950	USD	6,739,000	GBP	BOA	06/07/18	135,503	—
223,462	USD	160,000	GBP	BNP	06/07/18	2,790	—
115,909	USD	84,000	GBP	BNP	06/07/18	56	—
199,006	USD	49,800,000	HUF	JPM	05/02/18	7,290	—
57,511	USD	14,400,000	HUF	CBK	05/02/18	2,075	—
101,721	USD	25,900,000	HUF	CBK	05/02/18	2,013	—
39,325	USD	9,900,000	HUF	GSC	05/02/18	1,213	—
44,187	USD	11,200,000	HUF	BCLY	05/02/18	1,070	—
18,165	USD	4,600,000	HUF	CBK	05/02/18	456	—
14,633	USD	3,700,000	HUF	CBK	05/02/18	389	—
85,867	USD	21,900,000	HUF	GSC	06/07/18	1,370	—
54,556	USD	13,850,000	HUF	JPM	06/07/18	1,119	—
80,044	USD	20,496,000	HUF	CBK	06/07/18	963	—
34,138	USD	8,700,000	HUF	CBK	06/07/18	570	—
49,516	USD	12,700,000	HUF	GSC	06/07/18	515	—

The accompanying notes are an integral part of these financial statements.

98

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
82,420	USD	21,300,000	HUF	GSC	06/07/18	$238	$—
199,932	USD	2,750,064,000	IDR	DEUT	05/02/18	2,302	—
196,132	USD	2,750,064,000	IDR	DEUT	06/07/18	—	(709)
81,510	USD	285,000	ILS	HSBC	05/02/18	2,311	—
65,788	USD	230,000	ILS	HSBC	05/02/18	1,872	—
65,626	USD	230,000	ILS	HSBC	05/02/18	1,711	—
70,968	USD	250,000	ILS	HSBC	05/02/18	1,495	—
95,028	USD	340,000	ILS	CBK	05/02/18	545	—
1,078,947	USD	3,813,000	ILS	CBK	05/31/18	17,466	—
67,058	USD	240,000	ILS	HSBC	06/07/18	219	—
219,487	USD	14,282,000	INR	BCLY	05/02/18	5,538	—
229,626	USD	15,060,000	INR	MSC	05/02/18	4,022	—
224,637	USD	14,780,000	INR	DEUT	05/02/18	3,228	—
244,595	USD	16,268,000	INR	BCLY	05/02/18	895	—
172,677	USD	11,540,000	INR	BOA	05/02/18	—	(196)
217,867	USD	14,560,000	INR	MSC	05/02/18	—	(247)
13,305,375	USD	887,708,000	INR	BCLY	05/31/18	50,561	—
75,122	USD	5,020,000	INR	BNP	06/07/18	218	—
24,062	USD	1,610,000	INR	UBS	06/07/18	39	—
6,113	USD	410,000	INR	BOA	06/07/18	—	(5)
32,639	USD	2,193,000	INR	HSBC	06/07/18	—	(83)
32,639	USD	2,193,000	INR	HSBC	06/07/18	—	(83)
43,531	USD	2,924,000	INR	HSBC	06/07/18	—	(98)
54,366	USD	3,655,000	INR	HSBC	06/07/18	—	(171)
54,212	USD	3,655,000	INR	GSC	06/07/18	—	(325)
65,473	USD	4,415,000	INR	BNP	06/07/18	—	(403)
65,456	USD	4,415,000	INR	UBS	06/07/18	—	(421)
2,303,161	USD	243,358,000	JPY	SSG	05/02/18	76,772	—
79,126	USD	8,400,000	JPY	CBK	05/02/18	2,278	—
61,736	USD	6,600,000	JPY	BCLY	05/02/18	1,355	—
369,600	USD	40,342,000	JPY	BCLY	05/02/18	526	—
18,666	USD	2,000,000	JPY	GSC	05/02/18	369	—
14,943	USD	1,600,000	JPY	MSC	05/02/18	305	—
12,090	USD	1,300,000	JPY	BNP	05/02/18	196	—
7,486	USD	800,000	JPY	BCLY	05/02/18	167	—
7,482	USD	800,000	JPY	SCB	05/02/18	163	—
6,076,675	USD	659,857,000	JPY	ANZ	05/31/18	28,132	—
6,056,512	USD	659,857,000	JPY	BCLY	05/31/18	7,969	—
165,282	USD	18,000,000	JPY	GSC	06/07/18	203	—
18,380	USD	2,000,000	JPY	HSBC	06/07/18	37	—
17,449	USD	1,900,000	JPY	BCLY	06/07/18	24	—
51,291	USD	5,600,000	JPY	DEUT	06/07/18	—	(67)
15,405	USD	16,360,000	KRW	BCLY	05/02/18	87	—
24,085	USD	25,630,000	KRW	BCLY	05/02/18	87	—
17,388	USD	18,560,000	KRW	DEUT	05/02/18	10	—
8,344	USD	8,950,000	KRW	MSC	05/02/18	—	(36)
43,216	USD	46,210,000	KRW	MSC	05/02/18	—	(51)
13,269	USD	14,280,000	KRW	BNP	05/02/18	—	(102)
41,613	USD	44,580,000	KRW	DEUT	05/02/18	—	(128)
37,126	USD	39,870,000	KRW	BOA	05/02/18	—	(204)
82,749	USD	88,790,000	KRW	CSFB	05/02/18	—	(386)
66,986	USD	72,090,000	KRW	GSC	05/02/18	—	(513)
115,536	USD	124,340,000	KRW	BCLY	05/02/18	—	(885)
314,283	USD	336,770,000	KRW	BOA	05/02/18	—	(1,039)
134,080	USD	144,330,000	KRW	BCLY	05/02/18	—	(1,058)
178,020	USD	191,585,000	KRW	UBS	05/02/18	—	(1,364)
2,881,983	USD	3,101,446,000	KRW	BOA	05/31/18	—	(24,033)
27,965	USD	30,090,000	KRW	BOA	06/07/18	—	(236)
127,772	USD	138,205,000	KRW	BOA	06/07/18	—	(1,757)

The accompanying notes are an integral part of these financial statements.

99

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
127,730	USD	138,205,000	KRW	UBS	06/07/18	$—	$(1,799)
256,727	USD	276,410,000	KRW	BCLY	06/07/18	—	(2,331)
159,405	USD	2,942,000	MXN	BCLY	05/02/18	2,145	—
104,180	USD	1,910,000	MXN	SSG	05/02/18	2,084	—
34,334	USD	620,000	MXN	GSC	05/02/18	1,193	—
49,239	USD	900,000	MXN	BNP	05/02/18	1,131	—
48,712	USD	900,000	MXN	RBC	05/02/18	604	—
24,123	USD	440,000	MXN	GSC	05/02/18	604	—
18,199	USD	330,000	MXN	SSG	05/02/18	559	—
17,031	USD	310,000	MXN	JPM	05/02/18	461	—
18,073	USD	330,000	MXN	DEUT	05/02/18	434	—
53,183	USD	990,000	MXN	CBK	05/02/18	264	—
2,275,431	USD	43,152,000	MXN	SSG	05/31/18	—	(20,371)
155,958	USD	2,950,000	MXN	SSG	06/07/18	—	(823)
247,134	USD	4,696,000	MXN	BCLY	06/07/18	—	(2,440)
237,034	USD	925,000	MYR	BCLY	05/31/18	1,533	—
409,169	USD	3,140,000	NOK	MSC	05/02/18	17,730	—
136,694	USD	1,060,000	NOK	MSC	05/02/18	4,552	—
161,568	USD	1,260,000	NOK	GSC	05/02/18	4,494	—
143,368	USD	1,120,000	NOK	JPM	05/02/18	3,747	—
122,765	USD	960,000	NOK	MSC	05/02/18	3,089	—
75,946	USD	590,000	NOK	CBK	05/02/18	2,395	—
68,331	USD	530,000	NOK	MSC	05/02/18	2,261	—
66,922	USD	520,000	NOK	BCLY	05/02/18	2,097	—
57,387	USD	450,000	NOK	JPM	05/02/18	1,289	—
42,288	USD	330,000	NOK	BCLY	05/02/18	1,150	—
1,856,665	USD	14,622,000	NOK	BCLY	05/31/18	32,067	—
908,209	USD	7,230,000	NOK	MSC	06/07/18	5,768	—
184,974	USD	255,000	NZD	MSC	05/02/18	5,558	—
120,452	USD	165,000	NZD	SSG	05/02/18	4,359	—
62,331	USD	85,000	NZD	SCB	05/02/18	2,526	—
536,006	USD	759,000	NZD	BCLY	05/02/18	1,980	—
40,495	USD	55,000	NZD	CBK	05/02/18	1,797	—
29,081	USD	40,000	NZD	JPM	05/02/18	937	—
11,038	USD	15,000	NZD	CSFB	05/02/18	484	—
7,292	USD	10,000	NZD	BCLY	05/02/18	257	—
7,994	USD	11,000	NZD	MSC	05/02/18	255	—
1,180,199	USD	1,670,000	NZD	CBA	05/31/18	5,337	—
46,309	USD	65,000	NZD	BNP	06/07/18	581	—
118,712	USD	168,000	NZD	JPM	06/07/18	522	—
117,938	USD	167,000	NZD	SCB	06/07/18	451	—
45,791	USD	65,000	NZD	DEUT	06/07/18	62	—
14,108	USD	20,000	NZD	SCB	06/07/18	37	—
352,069	USD	1,140,000	PEN	BOA	05/02/18	1,647	—
308,661	USD	1,000,000	PEN	MSC	05/02/18	1,273	—
9,231	USD	30,000	PEN	UBS	06/07/18	20	—
45,392	USD	155,000	PLN	CBK	05/02/18	1,230	—
23,801	USD	80,000	PLN	CBK	05/02/18	1,008	—
17,820	USD	60,000	PLN	CBK	05/02/18	725	—
14,802	USD	50,000	PLN	JPM	05/02/18	556	—
11,921	USD	40,000	PLN	CBK	05/02/18	524	—
17,609	USD	60,000	PLN	MSC	05/02/18	514	—
10,393	USD	35,000	PLN	SCB	05/02/18	421	—
906,965	USD	3,108,000	PLN	GSC	05/30/18	21,172	—
59,709	USD	205,000	PLN	CBK	06/07/18	1,274	—
60,840	USD	210,000	PLN	DEUT	06/07/18	980	—
18,907	USD	65,000	PLN	GSC	06/07/18	378	—
51,632	USD	180,000	PLN	JPM	06/07/18	323	—
30,241	USD	105,000	PLN	SCB	06/07/18	311	—

The accompanying notes are an integral part of these financial statements.

100

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
123,178	USD	7,140,000	RUB	DEUT	05/03/18	$9,836	$—
103,514	USD	5,980,000	RUB	BOA	05/03/18	8,586	—
81,534	USD	4,700,000	RUB	DEUT	05/03/18	6,925	—
56,416	USD	3,350,000	RUB	BOA	05/03/18	3,238	—
565,263	USD	35,420,000	RUB	BCLY	05/03/18	2,997	—
45,988	USD	2,780,000	RUB	GSC	05/03/18	1,858	—
28,208	USD	1,675,000	RUB	BOA	05/03/18	1,619	—
28,099	USD	1,675,000	RUB	BNP	05/03/18	1,510	—
22,470	USD	1,340,000	RUB	BNP	05/03/18	1,198	—
40,714	USD	2,510,000	RUB	DEUT	05/03/18	869	—
14,072	USD	838,000	RUB	BOA	05/03/18	770	—
139,417	USD	8,736,000	RUB	MSC	05/03/18	739	—
14,039	USD	838,000	RUB	BCLY	05/03/18	737	—
14,035	USD	838,000	RUB	BOA	05/03/18	733	—
14,010	USD	838,000	RUB	BNP	05/03/18	708	—
13,995	USD	838,000	RUB	BOA	05/03/18	692	—
42,440	USD	2,630,000	RUB	MSC	05/03/18	691	—
13,981	USD	838,000	RUB	BOA	05/03/18	678	—
13,889	USD	872,000	RUB	JPM	05/03/18	47	—
13,885	USD	872,000	RUB	MSC	05/03/18	43	—
13,870	USD	872,000	RUB	GSC	05/03/18	28	—
13,856	USD	872,000	RUB	MSC	05/03/18	14	—
13,852	USD	872,000	RUB	GSC	05/03/18	10	—
13,840	USD	872,000	RUB	JPM	05/03/18	—	(2)
117,607	USD	7,412,000	RUB	GSC	05/03/18	—	(53)
31,083	USD	1,962,000	RUB	JPM	05/03/18	—	(62)
32,877	USD	2,090,000	RUB	GSC	05/03/18	—	(300)
113,812	USD	7,194,000	RUB	JPM	05/03/18	—	(387)
290,564	USD	18,480,000	RUB	GSC	05/03/18	—	(2,792)
2,018,128	USD	125,353,000	RUB	GSC	05/31/18	35,314	—
509,229	USD	31,600,000	RUB	BCLY	06/07/18	9,767	—
2,948,715	USD	25,241,000	SEK	MSC	05/02/18	65,735	—
609,106	USD	5,106,000	SEK	JPM	05/02/18	25,908	—
464,937	USD	3,898,000	SEK	JPM	05/02/18	19,714	—
347,847	USD	2,920,000	SEK	JPM	05/02/18	14,330	—
347,622	USD	2,920,000	SEK	JPM	05/02/18	14,105	—
232,843	USD	1,949,000	SEK	JPM	05/02/18	10,232	—
232,567	USD	1,949,000	SEK	JPM	05/02/18	9,956	—
232,168	USD	1,947,000	SEK	CBK	05/02/18	9,785	—
231,915	USD	1,947,000	SEK	JPM	05/02/18	9,532	—
232,013	USD	1,949,000	SEK	JPM	05/02/18	9,402	—
209,629	USD	1,756,000	SEK	JPM	05/02/18	9,062	—
231,211	USD	1,949,000	SEK	JPM	05/02/18	8,600	—
230,665	USD	1,949,000	SEK	JPM	05/02/18	8,053	—
155,535	USD	1,300,000	SEK	MSC	05/02/18	7,052	—
115,879	USD	973,000	SEK	JPM	05/02/18	4,745	—
115,877	USD	973,000	SEK	JPM	05/02/18	4,743	—
115,931	USD	974,000	SEK	JPM	05/02/18	4,683	—
115,714	USD	973,000	SEK	JPM	05/02/18	4,580	—
100,497	USD	840,000	SEK	JPM	05/02/18	4,554	—
115,686	USD	973,000	SEK	JPM	05/02/18	4,552	—
115,650	USD	973,000	SEK	JPM	05/02/18	4,516	—
115,737	USD	974,000	SEK	JPM	05/02/18	4,489	—
115,560	USD	973,000	SEK	JPM	05/02/18	4,426	—
115,667	USD	974,000	SEK	JPM	05/02/18	4,419	—
92,561	USD	778,000	SEK	JPM	05/02/18	3,699	—
83,408	USD	701,000	SEK	JPM	05/02/18	3,341	—
84,324	USD	710,000	SEK	GSC	05/02/18	3,229	—
83,299	USD	703,000	SEK	JPM	05/02/18	3,004	—

The accompanying notes are an integral part of these financial statements.

101

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
52,961	USD	440,000	SEK	JPM	05/02/18	$2,705	$—
42,759	USD	360,000	SEK	CBK	05/02/18	1,640	—
32,451	USD	273,000	SEK	JPM	05/02/18	1,269	—
34,692	USD	293,000	SEK	JPM	05/02/18	1,226	—
30,222	USD	255,000	SEK	JPM	05/02/18	1,097	—
27,363	USD	230,000	SEK	JPM	05/02/18	1,093	—
23,512	USD	197,000	SEK	JPM	05/02/18	1,011	—
21,431	USD	180,000	SEK	MSC	05/02/18	872	—
1,761,826	USD	14,940,000	SEK	GSC	05/31/18	51,722	—
404,868	USD	3,433,000	SEK	JPM	06/07/18	11,682	—
289,692	USD	2,453,000	SEK	JPM	06/07/18	8,747	—
329,388	USD	2,825,000	SEK	JPM	06/07/18	5,838	—
83,568	USD	706,000	SEK	JPM	06/07/18	2,709	—
126,769	USD	1,100,000	SEK	JPM	06/07/18	785	—
36,208	USD	310,000	SEK	JPM	06/07/18	703	—
8,263	USD	70,000	SEK	JPM	06/07/18	246	—
18,346	USD	160,000	SEK	DEUT	06/07/18	21	—
76,282	USD	100,000	SGD	CBK	05/02/18	865	—
22,903	USD	30,000	SGD	JPM	05/02/18	278	—
19,097	USD	25,000	SGD	SCB	05/02/18	243	—
11,446	USD	15,000	SGD	JPM	05/02/18	134	—
7,638	USD	10,000	SGD	JPM	05/02/18	96	—
7,633	USD	10,000	SGD	JPM	05/02/18	91	—
319,662	USD	424,000	SGD	JPM	05/02/18	—	(109)
319,638	USD	424,000	SGD	JPM	05/02/18	—	(133)
26,460	USD	35,000	SGD	CBK	05/31/18	49	—
132,332	USD	175,000	SGD	CBK	06/07/18	251	—
59,038	USD	78,000	SGD	JPM	06/07/18	168	—
94,494	USD	125,000	SGD	CBK	06/07/18	151	—
11,336	USD	15,000	SGD	DEUT	06/07/18	14	—
37,748	USD	50,000	SGD	SCB	06/07/18	11	—
109,254	USD	145,000	SGD	CBK	06/07/18	—	(184)
644,854	USD	20,300,000	THB	JPM	05/02/18	1,614	—
57,399	USD	1,790,000	THB	JPM	05/02/18	680	—
48,289	USD	1,510,000	THB	JPM	05/02/18	442	—
26,914	USD	840,000	THB	JPM	05/02/18	297	—
821,021	USD	25,895,000	THB	NOM	05/31/18	—	(195)
163,108	USD	5,130,000	THB	CBK	06/07/18	387	—
158,178	USD	4,980,000	THB	JPM	06/07/18	215	—
28,244	USD	890,000	THB	JPM	06/07/18	14	—
306,481	USD	9,664,000	THB	CBK	06/07/18	—	(56)
57,620	USD	1,820,000	THB	JPM	06/07/18	—	(110)
307,090	USD	1,232,000	TRY	NOM	05/02/18	3,981	—
305,239	USD	1,232,000	TRY	BCLY	05/02/18	2,129	—
27,037	USD	110,000	TRY	CBK	05/02/18	—	(26)
32,721	USD	135,000	TRY	NOM	05/02/18	—	(494)
113,842	USD	465,000	TRY	HSBC	05/02/18	—	(562)
110,615	USD	455,000	TRY	HSBC	05/02/18	—	(1,328)
833,919	USD	3,454,000	TRY	GSC	05/31/18	—	(7,829)
87,676	USD	360,000	TRY	JPM	06/07/18	119	—
42,037	USD	175,000	TRY	CBK	06/07/18	—	(525)
73,559	USD	305,000	TRY	BCLY	06/07/18	—	(621)
217,882	USD	901,000	TRY	CBK	06/07/18	—	(1,252)
130,037	USD	540,000	TRY	JPM	06/07/18	—	(1,297)
413,445	USD	12,085,000	TWD	BOA	05/02/18	4,925	—
199,339	USD	5,853,000	TWD	UBS	05/02/18	1,485	—
199,061	USD	5,852,000	TWD	DEUT	05/02/18	1,241	—
12,081	USD	350,000	TWD	BCLY	05/02/18	249	—
12,064	USD	350,000	TWD	GSC	05/02/18	233	—

The accompanying notes are an integral part of these financial statements.

102

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018 - (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
23,030	USD	675,000	TWD	BNP	05/02/18	$212	$—
11,693	USD	340,000	TWD	MSC	05/02/18	199	—
11,483	USD	335,000	TWD	BCLY	05/02/18	159	—
11,634	USD	340,000	TWD	DEUT	05/02/18	141	—
23,051	USD	680,000	TWD	BOA	05/02/18	64	—
5,727	USD	170,000	TWD	MSC	05/02/18	—	(20)
11,790	USD	350,000	TWD	GSC	05/02/18	—	(41)
666,902	USD	19,797,000	TWD	UBS	05/02/18	—	(2,314)
4,570,113	USD	135,024,000	TWD	BCLY	05/31/18	—	(2,863)
17,253	USD	510,000	TWD	DEUT	06/07/18	—	(29)
868,373	USD	25,650,000	TWD	UBS	06/07/18	—	(798)
90,159	USD	1,055,000	ZAR	GSC	05/02/18	5,545	—
90,531	USD	1,060,000	ZAR	CBK	05/02/18	5,516	—
90,044	USD	1,055,000	ZAR	GSC	05/02/18	5,430	—
109,891	USD	1,315,000	ZAR	HSBC	05/02/18	4,424	—
109,868	USD	1,315,000	ZAR	HSBC	05/02/18	4,401	—
105,125	USD	1,280,000	ZAR	GSC	05/02/18	2,466	—
56,059	USD	670,000	ZAR	NOM	05/02/18	2,323	—
54,618	USD	660,000	ZAR	GSC	05/02/18	1,684	—
40,118	USD	480,000	ZAR	JPM	05/02/18	1,620	—
24,089	USD	290,000	ZAR	GSC	05/02/18	830	—
30,486	USD	370,000	ZAR	SCB	05/02/18	811	—
979,915	USD	12,060,000	ZAR	CBK	05/31/18	16,578	—
108,537	USD	1,340,000	ZAR	BCLY	06/07/18	1,592	—
334,228	USD	4,180,000	ZAR	BCLY	06/07/18	621	—
28,129	USD	350,000	ZAR	SCB	06/07/18	196	—
80,000	ZAR	6,622	USD	CBK	05/02/18	—	(206)
4,180,000	ZAR	335,898	USD	BCLY	05/02/18	—	(651)
190,000	ZAR	16,234	USD	CBK	05/02/18	—	(995)
790,000	ZAR	66,053	USD	BCLY	05/02/18	—	(2,693)
1,090,000	ZAR	90,152	USD	GSC	05/02/18	—	(2,731)
1,090,000	ZAR	90,223	USD	GSC	05/02/18	—	(2,802)
880,000	ZAR	74,100	USD	GSC	05/02/18	—	(3,521)
1,250,000	ZAR	104,848	USD	GSC	05/02/18	—	(4,595)
1,638,000	ZAR	130,590	USD	JPM	06/07/18	139	—
450,000	ZAR	35,880	USD	DEUT	06/07/18	34	—
546,000	ZAR	43,584	USD	JPM	06/07/18	—	(8)
500,000	ZAR	39,937	USD	BCLY	06/07/18	—	(32)
546,000	ZAR	43,622	USD	JPM	06/07/18	—	(45)
230,000	ZAR	18,517	USD	CBK	06/07/18	—	(160)
270,000	ZAR	21,753	USD	GSC	06/07/18	—	(204)

Total						$2,242,346	$(2,138,758)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

103

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate Index
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
FTSE	Financial Times and Stock Exchange
ICE	Intercontinental Exchange, Inc.
S&P	Standard & Poors

Other Abbreviations:

ADR	American Depositary Receipt
DDCA	Dollars on Deposits in Custody Account
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

104

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$17,330,445	$—	$17,157,448	$172,997
Corporate Bonds	10,824,752	—	10,824,752	—
Foreign Government Obligations	27,186,741	—	27,186,741	—
U.S. Government Agencies	11,086,299	—	11,086,299	—
U.S. Government Securities	9,645,904	—	9,645,904	—
Common Stocks
Argentina	23,444	23,444	—	—
Australia	2,419,913	636,115	1,783,798	—
Austria	2,379,782	116,490	2,263,292	—
Belgium	1,358,862	97,778	1,261,084	—
Bermuda	1,451,178	1,451,178	—	—
Brazil	154,224	154,224	—	—
British Virgin Islands	383,465	383,465	—	—
Canada	5,632,534	5,632,534	—	—
China	5,464,076	1,439,535	4,022,446	2,095
Colombia	17,737	17,737	—	—
Croatia	139,975	139,975	—	—
Czech Republic	338,620	—	338,620	—
Denmark	201,997	11,398	190,599	—
Egypt	630,972	—	630,972	—
Finland	805,826	715,827	89,999	—
France	8,306,672	287,756	8,018,916	—
Georgia	118,267	—	118,267	—
Germany	2,872,716	7,798	2,864,918	—
Greece	3,125,573	354,650	2,770,923	—
Hong Kong	1,644,346	130,192	1,514,154	—
Iceland	3,160,165	3,160,165	—	—
India	15,039,022	244,027	14,794,995	—
Indonesia	315,997	30,949	285,048	—
Ireland	3,383,829	2,417,496	966,333	—
Israel	162,942	162,942	—	—
Italy	2,507,412	—	2,507,412	—
Japan	21,099,526	55,506	21,044,020	—
Luxembourg	320,080	185,818	134,262	—
Malaysia	142,042	—	142,042	—
Mauritius	521,035	—	521,035	—
Mexico	67,499	67,499	—	—
Netherlands	3,288,285	132,564	3,155,721	—
New Zealand	1,024,134	104,074	920,060	—
Norway	624,526	—	624,526	—
Philippines	16,144	—	16,144	—
Portugal	464,419	—	464,419	—
Romania	212,921	212,921	—	—
Russia	180,230	53,076	127,154	—
Singapore	576,851	165,174	411,677	—
Slovenia	120,630	120,630	—	—
South Africa	198,259	103,978	94,281	—
South Korea	4,662,758	188,656	2,330,107	2,143,995
Spain	1,767,124	810,095	957,029	—
Sweden	1,738,317	634,237	1,104,080	—
Switzerland	2,458,824	424,127	2,034,697	—
Taiwan	6,347,791	71,025	6,276,766	—
Thailand	56,633	56,633	—	—
Turkey	2,940	—	2,940	—
United Arab Emirates	16,093	16,093	—	—
United Kingdom	7,377,116	1,947,880	5,429,236	—
United States	51,615,350	50,947,734	667,616	—

The accompanying notes are an integral part of these financial statements.

105

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Convertible Bonds	$1,052,177	$—	$1,052,177	$—
Exchange-Traded Funds	17,585,717	17,516,100	69,617	—
Preferred Stocks	596,359	—	—	596,359
Convertible Preferred Stocks	1,008,158	1,008,158	—	—
Warrants	231,997	10,217	221,780	—
Short-Term Investments	32,455,479	32,455,479	—	—
Purchased Options	392,280	7,238	385,042	—
Foreign Currency Contracts(2)	2,242,346	—	2,242,346	—
Futures Contracts(2)	795,494	795,494	—	—
Swaps - Credit Default(2)	212,269	—	212,269	—
Swaps - Interest Rate(2)	88,734	—	88,734	—
Swaps - Total Return(2)	154	—	154	—

Total	$299,674,378	$125,706,081	$171,052,851	$2,915,446

Liabilities
Foreign Currency Contracts(2)	$(2,138,758)	$—	$(2,138,758)	$—
Futures Contracts(2)	(1,073,515)	(1,073,515)	—	—
Swaps - Credit Default(2)	(64,396)	—	(64,396)	—
Swaps - Total Return(2)	(3,715)	—	(3,715)	—
TBA Sale Commitments	(8,244,664)	—	(8,244,664)	—
Written Options	(103,903)	(13,563)	(90,340)	—

Total	$(11,628,951)	$(1,087,078)	$(10,541,873)	$—

(1)	For the six-month period ended April 30, 2018, investments valued at $7,835,777 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $839,535 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and investments valued at $2,750,739 were transferred from Level 2 to Level 3 due to the discontinuation of a fair valuation model factor.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2018 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

106

The Hartford Growth Allocation Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Alternative Funds - 6.2%
1,670,157	Hartford Real Total Return Fund, Class F	$13,311,152
2,814,736	The Hartford Global Real Asset Fund, Class F	27,190,350

	Total Alternative Funds (cost $40,074,452)	40,501,502

	Domestic Equity Funds - 57.7%
3,750,608	Hartford Core Equity Fund, Class F	109,892,818
660,470	Hartford Multifactor US Equity ETF	20,553,826
2,380,858	Hartford Small Cap Core Fund, Class F	32,474,907
3,795,218	The Hartford Equity Income Fund, Class F	73,627,221
716,536	The Hartford Growth Opportunities Fund, Class F	33,455,059
1,871,888	The Hartford MidCap Fund, Class F	59,638,362
2,472,804	The Hartford Quality Value Fund, Class F	49,035,698

	Total Domestic Equity Funds (cost $353,894,647)	378,677,891

	International/Global Equity Funds - 19.4%
212,310	Hartford Multifactor Developed Markets ex-US ETF	6,253,591
4,461,159	Hartford Schroders International Multi-Cap Value Fund, Class F	45,860,717
3,304,974	The Hartford International Opportunities Fund, Class F	55,589,663
1,175,666	The Hartford International Small Company Fund, Class F	19,633,614

	Total International/Global Equity Funds (cost $116,434,949)	127,337,585

	Multi-Strategy Funds - 4.1%
2,525,487	The Hartford Global All-Asset Fund, Class F	26,921,695

	Total Multi-Strategy Funds (cost $27,815,085)	26,921,695

	Taxable Fixed Income Funds - 12.3%
1,397,907	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F	13,294,094
2,776,014	The Hartford Quality Bond Fund, Class F	26,982,855
1,405,208	The Hartford Short Duration Fund, Class F	13,714,827
778,837	The Hartford Strategic Income Fund, Class F	6,752,513
1,916,818	The Hartford World Bond Fund, Class F	20,318,271

	Total Taxable Fixed Income Funds (cost $82,144,771)	81,062,560

	Total Affiliated Investment Companies (cost $620,363,904)	$654,501,233

	Total Long-Term Investments (cost $620,363,904)	$654,501,233

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.4%
2,362,518	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(1)	$2,362,518

	Total Short-Term Investments (cost $2,362,518)	$2,362,518

Total Investments (cost $622,726,422)	100.1%	$656,863,751
Other Assets and Liabilities	(0.1)%	(740,906)

Total Net Assets	100.0%	$656,122,845

The accompanying notes are an integral part of these financial statements.

107

The Hartford Growth Allocation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

108

The Hartford Growth Allocation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$654,501,233	$654,501,233	$—	$—
Short-Term Investments	2,362,518	2,362,518	—	—

Total	$656,863,751	$656,863,751	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

109

Hartford Moderate Allocation Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Alternative Funds - 6.4%
1,740,168	Hartford Real Total Return Fund, Class F	$13,869,139
1,543,277	The Hartford Global Real Asset Fund, Class F	14,908,059

	Total Alternative Funds (cost $29,284,212)	28,777,198

	Domestic Equity Funds - 41.9%
2,057,216	Hartford Core Equity Fund, Class F	60,276,415
300,640	Hartford Multifactor US Equity ETF	9,355,917
1,064,649	Hartford Small Cap Core Fund, Class F	14,521,808
2,137,469	The Hartford Equity Income Fund, Class F	41,466,904
311,424	The Hartford Growth Opportunities Fund, Class F	14,540,406
839,369	The Hartford MidCap Fund, Class F	26,742,290
1,150,574	The Hartford Quality Value Fund, Class F	22,815,875

	Total Domestic Equity Funds (cost $177,323,556)	189,719,615

	International/Global Equity Funds - 14.8%
72,880	Hartford Multifactor Developed Markets ex-US ETF	2,146,681
1,903,497	Hartford Schroders International Multi-Cap Value Fund, Class F	19,567,948
2,121,367	The Hartford International Opportunities Fund, Class F	35,681,396
583,147	The Hartford International Small Company Fund, Class F	9,738,559

	Total International/Global Equity Funds (cost $61,282,354)	67,134,584

	Multi-Strategy Funds - 5.2%
2,221,761	The Hartford Global All-Asset Fund, Class F	23,683,976

	Total Multi-Strategy Funds (cost $24,470,986)	23,683,976

	Taxable Fixed Income Funds - 31.4%
1,318,357	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F	12,537,577
891,658	The Hartford Inflation Plus Fund, Class F	9,433,738
4,323,549	The Hartford Quality Bond Fund, Class F	42,024,899
972,918	The Hartford Short Duration Fund, Class F	9,495,683
2,233,278	The Hartford Strategic Income Fund, Class F	19,362,520
1,849,191	The Hartford Total Return Bond Fund, Class F	18,639,847
2,861,809	The Hartford World Bond Fund, Class F	30,335,175

	Total Taxable Fixed Income Funds (cost $144,163,216)	141,829,439

	Total Affiliated Investment Companies (cost $436,524,324)	$451,144,812

	Total Long-Term Investments (cost $436,524,324)	$451,144,812

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Other Investment Pools & Funds - 0.3%
1,421,344	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(1)	$1,421,344

	Total Short-Term Investments (cost $1,421,344)	$1,421,344

Total Investments (cost $437,945,668)	100.0%	$452,566,156
Other Assets and Liabilities	0.0%	(141,684)

Total Net Assets	100.0%	$452,424,472

The accompanying notes are an integral part of these financial statements.

110

Hartford Moderate Allocation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

111

Hartford Moderate Allocation Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$451,144,812	$451,144,812	$—	$—
Short-Term Investments	1,421,344	1,421,344	—	—

Total	$452,566,156	$452,566,156	$—	$—

(1)	For the six-month period ended April 30, 2018, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

112

Hartford Multi-Asset Income Fund

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%
		Asset-Backed-Finance & Insurance - 0.0%
$	33,869	Long Beach Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.07%, 12/25/2036(1)	$17,451

		Asset-Backed-Home Equity - 0.4%
	120,403	GSAA Home Equity Trust 1 mo. USD LIBOR + 0.090%, 1.99%, 12/25/2036(1)	59,827
	363,841	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037	189,517
	40,000	Soundview Home Loan Trust 1 mo. USD LIBOR + 0.250%, 2.15%, 11/25/2036(1)	35,919

			285,263

		Commercial Mortgage-Backed Securities - 0.3%
	50,000	Citigroup Commercial Mortgage Trust 4.56%, 03/10/2047(2)(3)	37,668
	175,000	Commercial Mortgage Trust 4.73%, 10/15/2045(2)(3)	29,542
	140,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.73%, 10/15/2045(2)(3)	63,791
	15,000	Wells Fargo Commercial Mortgage Trust 4.24%, 05/15/2048(3)	12,965
	115,599	WF-RBS Commercial Mortgage Trust 3.02%, 11/15/2047(2)	67,126

			211,092

		Whole Loan Collateral CMO - 1.0%
		Alternative Loan Trust
	46,490	1 mo. USD LIBOR + 0.450%, 2.35%, 04/25/2035(1)	42,967
	56,452	12 mo. USD MTA + 1.350%, 2.73%, 08/25/2035(1)	49,484
	54,024	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.320%, 2.22%, 08/25/2036(1)	55,711
	18,546	CHL Mortgage Pass-Through Trust 3.40%, 03/20/2036(3)	16,985
	57,774	Countrywide Alternative Loan Trust 1 mo. USD LIBOR + 0.140%, 2.04%, 04/25/2047(1)	50,384
		Fannie Mae Connecticut Avenue Securities
	162,000	1 mo. USD LIBOR + 2.200%, 4.10%, 01/25/2030(1)	164,744
	40,000	1 mo. USD LIBOR + 3.550%, 5.45%, 07/25/2029(1)	43,737
	80,143	1 mo. USD LIBOR + 4.350%, 6.25%, 05/25/2029(1)	89,492
	105,340	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.93%, 06/25/2036(3)	94,626
	70,953	Residential Accredit Loans, Inc. 1 mo. USD LIBOR + 0.250%, 2.15%, 08/25/2037(1)	68,779
	43,877	Residential Asset Securitization Trust 5.50%, 06/25/2035	40,014

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7% - (continued)
		Whole Loan Collateral CMO - 1.0% - (continued)
$	22,553	Wells Fargo Mortgage Backed Securities Trust 3.77%, 03/25/2036(3)	$22,279

			739,202

		Total Asset & Commercial Mortgage Backed Securities (cost $1,398,658)	$1,253,008

CORPORATE BONDS - 20.7%
		Aerospace/Defense - 0.5%
$	10,000	DAE Funding LLC 5.00%, 08/01/2024(2)	$9,638
	200,000	Harris Corp. 2.70%, 04/27/2020	198,325
		Lockheed Martin Corp.
	100,000	3.35%, 09/15/2021	100,567
	50,000	3.80%, 03/01/2045	46,067

			354,597

		Agriculture - 0.5%
		Nutrien Ltd.
	50,000	3.38%, 03/15/2025	47,596
	55,000	4.13%, 03/15/2035	52,593
		Reynolds American, Inc.
	50,000	4.85%, 09/15/2023	52,339
	175,000	6.88%, 05/01/2020	186,996

			339,524

		Apparel - 0.1%
	75,000	NIKE, Inc. 2.38%, 11/01/2026	68,526

		Auto Manufacturers - 0.3%
CAD	100,000	Ford Credit Canada Co. 3.70%, 08/02/2018	78,241
$	10,000	General Motors Co. 6.60%, 04/01/2036	11,203
		General Motors Financial Co., Inc.
	30,000	3 mo. USD LIBOR + 1.270%, 3.58%, 10/04/2019(1)	30,371
	75,000	4.00%, 10/06/2026	71,759
CAD	75,000	VW Credit Canada, Inc. 2.80%, 08/20/2018	58,580

			250,154

		Auto Parts & Equipment - 0.1%
$	75,000	Delphi Corp. 4.15%, 03/15/2024	76,029

		Beverages - 0.7%
	25,000	Anheuser-Busch InBev Finance, Inc. 2.63%, 01/17/2023	24,132
	75,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	66,865
	175,000	Coca-Cola Femsa S.A.B. de C.V. 4.63%, 02/15/2020	179,502
	100,000	Constellation Brands, Inc. 2.65%, 11/07/2022	95,795
		Molson Coors Brewing Co.
	100,000	3.00%, 07/15/2026	91,561
	50,000	4.20%, 07/15/2046	45,461

			503,316

The accompanying notes are an integral part of these financial statements.

113

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Biotechnology - 0.4%
$	75,000	Celgene Corp. 3.25%, 08/15/2022	$73,759
	200,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	198,483

			272,242

		Chemicals - 0.1%
	30,000	Chemours Co. 6.63%, 05/15/2023	31,538
	20,000	Eastman Chemical Co. 4.65%, 10/15/2044	20,221
	10,000	Methanex Corp. 5.65%, 12/01/2044	9,801

			61,560

		Coal - 0.1%
	10,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	10,075
	25,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(2)	21,125
	30,000	Peabody Energy Corp. 6.38%, 03/31/2025(2)	31,275
	15,000	Warrior Met Coal, Inc. 8.00%, 11/01/2024(2)	15,310

			77,785

		Commercial Banks - 6.6%
	250,000	Australia & New Zealand Banking Group Ltd. 2.13%, 08/19/2020	244,281
		Banco Bilbao Vizcaya Argentaria S.A.
	200,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(1)(4)	193,310
EUR	200,000	5 year EUR Swap + 6.155%, 7.00%, 02/19/2019(1)(4)(5)	251,132
	200,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(1)(4)(5)	256,838
		Bank of America Corp.
$	25,000	3.25%, 10/21/2027	23,282
	100,000	4.00%, 01/22/2025	98,840
	75,000	4.75%, 04/21/2045	76,396
	200,000	Bank of Montreal 2.10%, 06/15/2020	195,917
		Capital One Financial Corp.
	50,000	2.45%, 04/24/2019	49,851
	55,000	3.20%, 02/05/2025	51,936
	250,000	Citizens Bank NA 2.25%, 10/30/2020	243,891
	200,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(4)	227,250
	200,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(4)(5)	204,807
	50,000	Deutsche Bank AG 3.70%, 05/30/2024	47,664
	200,000	Fifth Third Bancorp 2.88%, 07/27/2020	199,162
	15,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(2)	15,000

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Commercial Banks - 6.6% - (continued)
		Goldman Sachs Group, Inc.
$	75,000	3 mo. USD LIBOR + 0.800%, 2.89%, 12/13/2019(1)	$75,573
	100,000	3.50%, 01/23/2025	96,641
	100,000	3.50%, 11/16/2026	94,706
EUR	60,000	6.38%, 05/02/2018(5)	72,456
$	200,000	HSBC Holdings plc 5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(1)(4)	197,540
	200,000	Intesa Sanpaolo S.p.A. 5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(4)	211,500
		JP Morgan Chase & Co.
	50,000	2.95%, 10/01/2026	46,277
	100,000	6.30%, 04/23/2019	103,526
		Morgan Stanley
	75,000	3.51%, 01/27/2020(3)	76,035
	150,000	3.95%, 04/23/2027	144,138
EUR	80,000	Novo Banco S.A 3.50%, 03/18/2043(5)	83,349
	60,000	Novo Banco S.A. 3.50%, 02/19/2043(5)	62,583
$	250,000	PNC Bank NA 2.60%, 07/21/2020	247,368
	200,000	Santander UK plc 2.13%, 11/03/2020	194,678
	200,000	Societe Generale S.A. 5 year USD Swap + 6.394%, 8.25%, 11/29/2018(1)(4)(5)	205,250
		UBS Group AG
	200,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(1)(4)(5)	210,000
	200,000	5 year USD Swap + 4.866%, 7.00%, 02/19/2025(1)(4)(5)	213,975
	20,000	Wells Fargo & Co. 4.75%, 12/07/2046	19,734

			4,734,886

		Commercial Services - 0.3%
	14,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(2)	15,540
		APX Group, Inc.
	20,000	7.63%, 09/01/2023	18,750
	25,000	7.88%, 12/01/2022	25,188
		Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	15,000	5.25%, 03/15/2025(2)	14,400
	15,000	5.50%, 04/01/2023	14,850
	25,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(2)	25,812
	55,000	Garda World Security Corp. 8.75%, 05/15/2025(2)	57,458
		Herc Rentals, Inc.
	10,000	7.50%, 06/01/2022(2)	10,600
	10,000	7.75%, 06/01/2024(2)	10,795

			193,393

		Construction Materials - 0.1%
	35,000	Standard Industries, Inc. 5.38%, 11/15/2024(2)	35,459

The accompanying notes are an integral part of these financial statements.

114

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Diversified Financial Services - 1.4%
$	175,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.63%, 10/30/2020	$179,503
	175,000	Ameriprise Financial, Inc. 5.30%, 03/15/2020	181,720
	75,000	Discover Financial Services 3.75%, 03/04/2025	72,438
	5,000	FBM Finance, Inc. 8.25%, 08/15/2021(2)	5,263
	15,000	goeasy Ltd. 7.88%, 11/01/2022(2)	15,900
	25,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.88%, 10/01/2020	25,406
		Navient Corp.
	15,000	5.50%, 01/25/2023	14,770
	20,000	5.88%, 10/25/2024	19,600
	20,000	6.13%, 03/25/2024	20,025
	15,000	7.25%, 09/25/2023	15,675
		Springleaf Finance Corp.
	5,000	5.25%, 12/15/2019	5,062
	5,000	6.13%, 05/15/2022	5,119
	5,000	6.88%, 03/15/2025	5,050
	10,000	7.75%, 10/01/2021	10,887
	10,000	8.25%, 12/15/2020	11,028
	200,000	Synchrony Financial 2.70%, 02/03/2020	197,516
	25,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(2)	24,750
	200,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/2023(5)	192,259

			1,001,971

		Electric - 0.7%
	25,000	AES Corp. 5.13%, 09/01/2027	25,375
	50,000	Dominion Energy, Inc. 2.85%, 08/15/2026	45,606
	20,000	Duke Energy Florida LLC 3.40%, 10/01/2046	17,887
	50,000	Fortis, Inc. 3.06%, 10/04/2026	45,861
	50,000	ITC Holdings Corp. 3.25%, 06/30/2026	47,219
	150,000	Pampa Energia S.A. 7.50%, 01/24/2027(5)	152,625
	80,000	SCANA Corp. 4.13%, 02/01/2022	78,837
	50,000	Southern Power Co. 5.15%, 09/15/2041	53,125
	50,000	Southwestern Electric Power Co. 2.75%, 10/01/2026	46,106

			512,641

		Electrical Components & Equipment - 0.0%
	10,000	General Cable Corp. 5.75%, 10/01/2022	10,268

		Electronics - 0.1%
	50,000	Keysight Technologies, Inc. 3.30%, 10/30/2019	49,867

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Engineering & Construction - 0.1%
GBP	50,000	Heathrow Funding Ltd. 6.25%, 09/10/2018(5)	$70,040

		Entertainment - 0.1%
$	10,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(2)	9,550
	15,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	14,869
	15,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	15,619
	15,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	14,362
	15,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024	15,675
	20,000	Scientific Games International, Inc. 6.63%, 05/15/2021	20,400

			90,475

		Environmental Control - 0.0%
	5,000	Clean Harbors, Inc. 5.13%, 06/01/2021	5,031
	5,000	Tervita Escrow Corp. 7.63%, 12/01/2021(2)	5,100

			10,131

		Food - 0.4%
	200,000	Marb BondCo plc 6.88%, 01/19/2025(2)	188,000
		Post Holdings, Inc.
	10,000	5.00%, 08/15/2026(2)	9,375
	15,000	5.63%, 01/15/2028(2)	14,325
	20,000	5.75%, 03/01/2027(2)	19,581
		TreeHouse Foods, Inc.
	15,000	4.88%, 03/15/2022	14,887
	5,000	6.00%, 02/15/2024(2)	4,975

			251,143

		Healthcare-Products - 0.2%
	50,000	Abbott Laboratories 2.95%, 03/15/2025	47,465
	25,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(2)	25,000
	50,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	46,309

			118,774

		Healthcare-Services - 0.1%
	5,000	Charles River Laboratories International, Inc. 5.50%, 04/01/2026(2)	5,086
	15,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	15,769
		HCA, Inc.
	20,000	5.38%, 02/01/2025	19,900
	5,000	6.50%, 02/15/2020	5,225
	15,000	7.50%, 11/15/2095	14,887
	5,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(2)	5,100
	20,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(2)	19,650

			85,617

The accompanying notes are an integral part of these financial statements.

115

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Home Builders - 0.1%
$	15,000	AV Homes, Inc. 6.63%, 05/15/2022	$15,356
		Beazer Homes USA, Inc.
	5,000	6.75%, 03/15/2025	4,913
	5,000	8.75%, 03/15/2022	5,383
	35,000	KB Home 7.00%, 12/15/2021	37,144
	30,000	M/I Homes, Inc. 6.75%, 01/15/2021	30,862

			93,658

		Household Products - 0.0%
	30,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	18,000

		Insurance - 0.6%
	200,000	Aflac, Inc. 2.40%, 03/16/2020	197,378
	50,000	American International Group, Inc. 4.13%, 02/15/2024	50,349
	75,000	CNA Financial Corp. 3.95%, 05/15/2024	74,961
		Genworth Holdings, Inc.
	15,000	4.90%, 08/15/2023	11,925
	5,000	7.20%, 02/15/2021	4,713
	5,000	MGIC Investment Corp. 5.75%, 08/15/2023	5,112
	5,000	Radian Group, Inc. 4.50%, 10/01/2024	4,775
	25,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(2)	25,000
	50,000	XLIT Ltd. 4.45%, 03/31/2025	49,806

			424,019

		Internet - 0.1%
	5,000	Netflix, Inc. 5.88%, 02/15/2025	5,136
		Zayo Group LLC / Zayo Capital, Inc.
	20,000	6.00%, 04/01/2023	20,600
	20,000	6.38%, 05/15/2025	20,704

			46,440

		Iron/Steel - 0.1%
	20,000	AK Steel Corp. 7.00%, 03/15/2027	19,400
	30,000	Nucor Corp. 4.00%, 08/01/2023	30,631
	5,000	Signode Industrial Group Lux S.A. / Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(2)	5,160
		Steel Dynamics, Inc.
	5,000	4.13%, 09/15/2025	4,772
	10,000	5.13%, 10/01/2021	10,178

			70,141

		IT Services - 0.0%
	20,000	Conduent Finance, Inc. / Conduent Business Services LLC 10.50%, 12/15/2024(2)	23,640

		Leisure Time - 0.2%
EUR	100,000	Cirsa Funding Luxembourg S.A. 5.88%, 05/15/2023(5)	124,409

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Lodging - 0.1%
$	5,000	Boyd Gaming Corp. 6.38%, 04/01/2026	$5,235
	10,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	17,538
	30,000	FelCor Lodging L.P. 6.00%, 06/01/2025	30,675
	20,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	20,650
	15,000	Station Casinos LLC 5.00%, 10/01/2025(2)	14,363
	15,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	14,381

			102,842

		Machinery - Construction & Mining - 0.0%
	25,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(2)	26,586

		Machinery-Diversified - 0.1%
	25,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	27,188
CAD	100,000	John Deere Canada Funding, Inc. 2.65%, 07/16/2018	78,051

			105,239

		Media - 0.9%
$	50,000	CBS Corp. 3.50%, 01/15/2025	48,093
		CCO Holdings LLC / CCO Holdings Capital Corp.
	20,000	5.13%, 02/15/2023	20,090
	5,000	5.13%, 05/01/2023(2)	5,024
	5,000	5.25%, 09/30/2022	5,078
	10,000	5.75%, 02/15/2026(2)	9,925
	45,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(2)	44,492
	75,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	75,216
		Cox Communications, Inc.
	30,000	3.35%, 09/15/2026(2)	28,147
	50,000	4.50%, 06/30/2043(2)	44,235
	20,000	CSC Holdings LLC 5.25%, 06/01/2024	18,737
		DISH DBS Corp.
	40,000	6.75%, 06/01/2021	39,800
	15,000	7.88%, 09/01/2019	15,544
	15,000	Gray Television, Inc. 5.13%, 10/15/2024(2)	14,306
	20,000	Liberty Interactive LLC 8.25%, 02/01/2030	21,500
	5,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(2)	4,638
		TEGNA, Inc.
	5,000	4.88%, 09/15/2021(2)	5,063
	20,000	6.38%, 10/15/2023	20,650
		Time Warner Cable LLC
	50,000	4.50%, 09/15/2042	42,378
	100,000	5.00%, 02/01/2020	102,605

The accompanying notes are an integral part of these financial statements.

116

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Media - 0.9% - (continued)
$	20,000	Tribune Media Co. 5.88%, 07/15/2022	$20,250
	50,000	Viacom, Inc. 3.45%, 10/04/2026	46,641
	5,000	WMG Acquisition Corp. 5.50%, 04/15/2026(2)	5,025

			637,437

		Metal Fabricate/Hardware - 0.0%
	5,000	Novelis Corp. 5.88%, 09/30/2026(2)	4,962
	5,000	TriMas Corp. 4.88%, 10/15/2025(2)	4,813

			9,775

		Mining - 0.0%
	5,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	5,150
	5,000	New Gold, Inc. 6.38%, 05/15/2025(2)	5,094

			10,244

		Miscellaneous Manufacturing - 0.1%
	15,000	Bombardier, Inc. 6.13%, 01/15/2023(2)	15,094
	55,000	Carlisle Cos., Inc. 3.75%, 11/15/2022	54,912

			70,006

		Office/Business Equipment - 0.0%
	10,000	CDW LLC / CDW Finance Corp. 5.50%, 12/01/2024	10,356

		Oil & Gas - 1.3%
	10,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	9,459
	30,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(2)	30,750
	20,000	California Resources Corp. 8.00%, 12/15/2022(2)	17,200
	50,000	Cimarex Energy Co. 3.90%, 05/15/2027	48,567
		Continental Resources, Inc.
	5,000	4.38%, 01/15/2028(2)	4,916
	40,000	4.90%, 06/01/2044	39,200
	5,000	5.00%, 09/15/2022	5,081
	20,000	Denbury Resources, Inc. 9.00%, 05/15/2021(2)	20,900
	5,000	Energen Corp. 4.63%, 09/01/2021	4,950
	5,000	Ensco plc 5.75%, 10/01/2044	3,475
	50,000	Exxon Mobil Corp. 2.71%, 03/06/2025	47,836
	5,000	Jagged Peak Energy LLC 5.88%, 05/01/2026(2)(6)	5,019
		Laredo Petroleum, Inc.
	5,000	5.63%, 01/15/2022	5,050
	5,000	6.25%, 03/15/2023	5,075
	75,000	Marathon Oil Corp. 2.70%, 06/01/2020	73,894

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Oil & Gas - 1.3% - (continued)
$	10,000	MEG Energy Corp. 7.00%, 03/31/2024(2)	$8,975
		Petrobras Global Finance B.V.
	100,000	4.38%, 05/20/2023	97,500
	5,000	5.63%, 05/20/2043	4,174
	85,000	5.75%, 02/01/2029	80,665
	11,000	6.00%, 01/27/2028(2)	10,723
	25,000	6.00%, 01/27/2028(5)	24,371
	10,000	7.38%, 01/17/2027	10,725
		Petroleos Mexicanos
	30,000	6.35%, 02/12/2048(2)	27,510
	30,000	6.75%, 09/21/2047	28,962
	55,000	Pioneer Natural Resources Co. 3.95%, 07/15/2022	55,801
	15,000	QEP Resources, Inc. 5.25%, 05/01/2023	14,625
		Rowan Cos., Inc.
	80,000	4.88%, 06/01/2022	74,000
	10,000	5.85%, 01/15/2044	7,400
	20,000	Shell International Finance B.V. 3.75%, 09/12/2046	18,924
		SM Energy Co.
	10,000	5.00%, 01/15/2024	9,525
	5,000	6.75%, 09/15/2026	5,088
	5,000	Sunoco L.P. / Sunoco Finance Corp. 5.88%, 03/15/2028(2)	4,856
	10,000	Transocean, Inc. 6.80%, 03/15/2038	8,400
	10,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)	9,400
	20,000	WPX Energy, Inc. 5.25%, 09/15/2024	20,150
		YPF S.A.
	40,000	7.00%, 12/15/2047(2)	35,668
	20,000	8.50%, 07/28/2025(5)	21,840

			900,654

		Oil & Gas Services - 0.0%
		Weatherford International Ltd.
	5,000	5.95%, 04/15/2042	3,625
	5,000	6.50%, 08/01/2036	3,800

			7,425

		Packaging & Containers - 0.5%
EUR	100,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.75%, 05/15/2024(2)	131,590
$	30,000	Berry Global, Inc. 6.00%, 10/15/2022	31,237
	30,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026(2)	28,950
	10,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	10,050
	15,000	Multi-Color Corp. 4.88%, 11/01/2025(2)	13,987
	10,000	Owens-Brockway Glass Container, Inc. 6.38%, 08/15/2025(2)	10,475

The accompanying notes are an integral part of these financial statements.

117

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Packaging & Containers - 0.5% - (continued)
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
$	15,000	5.13%, 07/15/2023(2)	$15,094
	15,000	7.00%, 07/15/2024(2)	15,619
	105,000	WestRock MWV LLC 7.38%, 09/01/2019	110,717

			367,719

		Pharmaceuticals - 0.6%
	100,000	Allergan Funding SCS 4.55%, 03/15/2035	94,172
	50,000	Allergan, Inc. 2.80%, 03/15/2023	47,072
	75,000	Cardinal Health, Inc. 3.20%, 03/15/2023	73,284
	5,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	4,869
	65,000	Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023(2)	47,044
	75,000	McKesson Corp. 3.80%, 03/15/2024	74,471
	20,000	Teva Pharmaceutical Finance IV LLC 2.25%, 03/18/2020	19,101
		Valeant Pharmaceuticals International, Inc.
	70,000	5.88%, 05/15/2023(2)	64,312
	10,000	6.13%, 04/15/2025(2)	9,020
	5,000	7.00%, 03/15/2024(2)	5,275

			438,620

		Pipelines - 0.4%
		Energy Transfer Equity L.P.
	5,000	5.50%, 06/01/2027	5,000
	20,000	7.50%, 10/15/2020	21,425
	50,000	Energy Transfer Partners L.P. 5.20%, 02/01/2022	51,957
	175,000	Kinder Morgan Energy Partners L.P. 6.85%, 02/15/2020	185,528
	50,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	47,989

			311,899

		Real Estate Investment Trusts - 0.4%
	100,000	American Tower Corp. 3.40%, 02/15/2019	100,415
	100,000	Brixmor Operating Partnership L.P. 3.85%, 02/01/2025	97,017
	100,000	Crown Castle International Corp. 3.65%, 09/01/2027	93,737
	5,000	HCP, Inc. 5.38%, 02/01/2021	5,223

			296,392

		Retail - 0.3%
		1011778 BC ULC / New Red Finance, Inc.
	5,000	4.25%, 05/15/2024(2)	4,756
	25,000	5.00%, 10/15/2025(2)	24,055
	25,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	19,500
	50,000	CVS Health Corp. 5.13%, 07/20/2045	51,933

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Retail - 0.3% - (continued)
$	20,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 01/15/2022	$18,850
	15,000	Lithia Motors, Inc. 5.25%, 08/01/2025(2)	14,850
	25,000	Party City Holdings, Inc. 6.13%, 08/15/2023(2)	25,312
	20,000	Staples, Inc. 8.50%, 09/15/2025(2)	18,700
	25,000	United Rentals North America, Inc. 4.88%, 01/15/2028	23,688

			201,644

		Semiconductors - 0.4%
	5,000	Entegris, Inc. 4.63%, 02/10/2026(2)	4,825
	18,000	Micron Technology, Inc. 5.50%, 02/01/2025	18,720
	15,000	Sensata Technologies B.V. 5.00%, 10/01/2025(2)	14,962
	200,000	STATS ChipPAC Pte Ltd. 8.50%, 11/24/2020(5)	211,760

			250,267

		Software - 0.4%
	10,000	Camelot Finance S.A. 7.88%, 10/15/2024(2)	10,425
		Fidelity National Information Services, Inc.
	50,000	3.00%, 08/15/2026	45,897
	14,000	3.50%, 04/15/2023	13,882
		First Data Corp.
	5,000	5.38%, 08/15/2023(2)	5,099
	40,000	7.00%, 12/01/2023(2)	41,855
	40,000	Infor U.S., Inc. 6.50%, 05/15/2022	40,600
		Microsoft Corp.
	75,000	2.40%, 08/08/2026	69,035
	30,000	4.25%, 02/06/2047	31,481
	10,000	Workday, Inc. 0.25%, 10/01/2022(2)	10,790

			269,064

		Telecommunications - 0.9%
		AT&T, Inc.
	75,000	3 mo. USD LIBOR + 0.650%, 3.00%, 01/15/2020(1)	75,463
	50,000	4.35%, 06/15/2045	44,007
	10,000	CenturyLink, Inc. 5.63%, 04/01/2025	9,200
	200,000	IHS Netherlands Holdco B.V. 9.50%, 10/27/2021(5)	206,512
	200,000	Juniper Networks, Inc. 3.30%, 06/15/2020	199,456
	15,000	Level 3 Financing, Inc. 5.38%, 08/15/2022	15,075
	5,000	Nokia Oyj 3.38%, 06/12/2022	4,827
	5,000	Sprint Capital Corp. 6.88%, 11/15/2028	5,100
	7,000	Sprint Communications, Inc. 9.00%, 11/15/2018(2)	7,197
		Sprint Corp.
	20,000	7.13%, 06/15/2024	20,725

The accompanying notes are an integral part of these financial statements.

118

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 20.7% - (continued)
		Telecommunications - 0.9% - (continued)
$	15,000	7.25%, 09/15/2021	$15,919
	5,000	7.63%, 02/15/2025	5,262
	15,000	7.88%, 09/15/2023	16,087
	50,000	Verizon Communications, Inc. 4.13%, 08/15/2046	43,696

			668,526

		Transportation - 0.3%
	20,000	FedEx Corp. 4.55%, 04/01/2046	19,703
	200,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(5)	212,300

			232,003

		Total Corporate Bonds (cost $14,950,266)	$14,885,403

FOREIGN GOVERNMENT OBLIGATIONS - 8.5%
		Argentina - 0.9%
		Argentina Treasury Bill
$	162,346	2.97%, 06/15/2018(7)	$161,742
	48,533	3.03%, 05/24/2018(7)	48,443
		Argentine Republic Government International Bond
EUR	70,000	2.26%, 12/31/2038(8)	57,921
$	171,300	2.50%, 12/31/2038(8)	111,773
	105,000	6.88%, 01/26/2027	104,581
	150,000	7.50%, 04/22/2026	157,200

			641,660

		Azerbaijan - 0.3%
	200,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(5)	199,029

		Brazil - 0.2%
BRL	39,000	Brazil Letras do Tesouro Nacional 9.12%, 07/01/2020	9,529
		Brazil Notas do Tesouro Nacional
	27,636	6.00%, 08/15/2050(9)	8,741
	319,000	10.00%, 01/01/2023	94,591
$	40,000	Brazilian Government International Bond 7.13%, 01/20/2037	45,600

			158,461

		Canada - 0.1%
	100,000	Canadian Imperial Bank of Commerce 3 mo. USD LIBOR + 0.320%, 2.65%, 07/05/2019(1)	100,138

		Colombia - 0.3%
	100,000	Colombia Government International Bond 7.38%, 09/18/2037	126,750
		Colombian TES
COP	36,009,666	3.30%, 03/17/2027(9)	12,946
	272,900,000	7.50%, 08/26/2026	104,854

			244,550

		Croatia - 0.3%
		Croatia Government International Bond
EUR	100,000	3.00%, 03/20/2027(5)	126,496
$	100,000	6.63%, 07/14/2020(5)	106,600

			233,096

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 8.5% - (continued)
		Dominican Republic - 0.1%
$	100,000	Dominican Republic International Bond 5.50%, 01/27/2025(5)	$100,350

		Egypt - 0.3%
	200,000	Egypt Government International Bond 6.59%, 02/21/2028(2)	197,244

		Hungary - 0.3%
		Hungary Government International Bond
	134,000	5.38%, 02/21/2023	143,447
	30,000	5.75%, 11/22/2023	32,730

			176,177

		Indonesia - 0.4%
		Indonesia Government International Bond
	202,000	3.85%, 07/18/2027(5)	194,679
	100,000	6.63%, 02/17/2037(5)	119,197

			313,876

		Japan - 0.1%
JPY	10,000,000	Japan Expressway Hld. & Debt Repayment Agency 1.70%, 07/31/2018	91,877

		Malaysia - 0.2%
MYR	394,000	Malaysia Government Bond 4.05%, 09/30/2021	101,242

		Mexico - 0.4%
MXN	1,890,400	Mexican Bonos 7.75%, 05/29/2031	102,481
		Mexico Government International Bond
$	158,000	4.75%, 03/08/2044	148,520
	20,000	6.05%, 01/11/2040	21,980

			272,981

		Morocco - 0.2%
EUR	100,000	Morocco Government International Bond 3.50%, 06/19/2024(5)	133,379

		Oman - 0.5%
		Oman Government International Bond
$	200,000	4.13%, 01/17/2023(2)	190,220
	200,000	5.63%, 01/17/2028(2)	190,994

			381,214

		Poland - 0.1%
PLN	342,000	Republic of Poland Government Bond 3.25%, 07/25/2025	99,954

		Qatar - 0.7%
$	400,000	Qatar Government International Bond 3.88%, 04/23/2023(2)	398,340
	100,000	Qatari Diar Finance Co. 5.00%, 07/21/2020(5)	102,861

			501,201

		Romania - 0.1%
		Romanian Government International Bond
EUR	5,000	2.50%, 02/08/2030(2)	5,933
	35,000	3.88%, 10/29/2035(5)	44,844

			50,777

		Russia - 0.4%
		Russian Federal Bond - OFZ
RUB	5,636,000	7.10%, 10/16/2024	90,127
	1,185,000	8.50%, 09/17/2031	20,759

The accompanying notes are an integral part of these financial statements.

119

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 8.5% - (continued)
		Russia - 0.4% - (continued)
$	200,000	Russian Foreign Bond - Eurobond 5.25%, 06/23/2047(5)	$193,785

			304,671

		Saudi Arabia - 0.3%
	200,000	Saudi Government International Bond 4.00%, 04/17/2025(2)	197,148

		South Africa - 0.3%
		Republic of South Africa Government Bond
ZAR	160,000	8.00%, 01/31/2030	12,288
	1,227,000	8.25%, 03/31/2032	94,437
		Republic of South Africa Government International Bond
$	125,000	4.67%, 01/17/2024	124,403
ZAR	200,000	6.25%, 03/31/2036	12,293

			243,421

		Spain - 0.2%
EUR	125,000	Spain Government Bond 4.10%, 07/30/2018(2)(5)	152,600

		Supranational - 0.3%
IDR	1,411,100,000	European Bank for Reconstruction & Development 6.45%, 12/13/2022	101,102
		International Finance Corp.
MXN	1,200,000	0.00%, 02/22/2038(10)	13,154
INR	6,530,000	7.80%, 06/03/2019	98,870

			213,126

		Thailand - 0.2%
THB	2,910,000	Thailand Government Bond 3.85%, 12/12/2025	101,732

		Turkey - 0.6%
TRY	417,922	Turkey Government Bond 11.00%, 03/02/2022	96,196
		Turkey Government International Bond
$	242,000	6.88%, 03/17/2036	248,537
	65,000	7.00%, 06/05/2020	68,640

			413,373

		Ukraine - 0.3%
	185,000	Ukraine Government International Bond 7.75%, 09/01/2023(5)	186,487

		United Arab Emirates - 0.3%
	200,000	Abu Dhabi Government International Bond 2.50%, 10/11/2022(5)	191,212

		Venezuela - 0.1%
		Venezuela Government International Bond
	70,000	7.75%, 10/13/2019(5)	20,650
	150,000	9.00%, 05/07/2023(5)	42,750
	117,000	9.25%, 05/07/2028(5)	33,052

			96,452

		Total Foreign Government Obligations (cost $6,289,634)	$6,097,428

MUNICIPAL BONDS - 0.7%
		Education - 0.1%
		Chicago, IL, Board of Education
$	45,000	5.38%, 12/01/2023	$43,859

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 0.7% - (continued)
		Education - 0.1% - (continued)
$	20,000	6.14%, 12/01/2039	$18,533

			62,392

		General - 0.1%
	175,000	Puerto Rico Commonwealth Government Employees Retirement System 6.15%, 07/01/2038	63,438

		General Obligation - 0.5%
		City of Chicago, IL, GO
	120,000	7.05%, 01/01/2029	127,769
	85,000	7.38%, 01/01/2033	91,342
	200,000	Illinois State, GO 5.10%, 06/01/2033	186,358

			405,469

		Total Municipal Bonds (cost $534,275)	$531,299

SENIOR FLOATING RATE INTERESTS - 17.1%(11)
		Advertising - 0.3%
$	275,068	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 09/26/2021	$224,312

		Aerospace/Defense - 0.5%
	104,738	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 12/11/2024	105,065
	221,631	TransDigm, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 06/09/2023	222,513

			327,578

		Auto Manufacturers - 0.1%
	99,750	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.40%, 11/06/2024	100,312

		Biotechnology - 0.1%
	102,391	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/15/2022	102,903

		Chemicals - 0.5%
	160,256	Chemours Co. 1 mo. USD LIBOR + 1.750%, 3.66%, 04/03/2025	160,724
	92,225	MacDermid, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 06/07/2023	92,825
	112,999	Nexeo Solutions LLC 3 mo. USD LIBOR + 3.250%, 5.55%, 06/09/2023	113,987

			367,536

		Coal - 0.5%
	354,211	Ascent Resources - Marcellus LLC PRIME + 3.250%, 8.00%, 08/04/2020	195,702
	166,054	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.11%, 03/28/2022	161,954

			357,656

The accompanying notes are an integral part of these financial statements.

120

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 17.1%(11) - (continued)
		Commercial Services - 1.0%
$	110,577	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 11/15/2023	$110,992
	132,638	Russell Investments US Inst’l Holdco, Inc. 3 mo. USD LIBOR + 3.250%, 5.55%, 06/01/2023	133,301
	123,750	Team Health Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/06/2024	119,728
	138,950	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 05/01/2024	139,703
	197,500	Xerox Business Services LLC 1 mo. USD LIBOR + 3.000%, 4.90%, 12/07/2023	198,487

			702,211

		Construction Materials - 0.3%
	205,000	Pisces Midco, Inc. 0.00%, 04/12/2025(12)	206,794

		Distribution/Wholesale - 0.2%
	150,000	PowerTeam Services LLC 3 mo. USD LIBOR + 3.250%, 0.00%, 02/27/2025(12)	149,907

		Diversified Financial Services - 0.6%
	202,950	EVO Payments International LLC 1 mo. USD LIBOR + 4.000%, 5.90%, 12/22/2023	205,233
	104,835	FinCo I LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/27/2022	105,883
EUR	88,194	Nets Holding A/S EURIBOR + 3.250%, 3.25%, 02/06/2025	106,442

			417,558

		Electric - 0.1%
$	96,168	Helix Gen Funding LLC 1 mo. USD LIBOR + 3.750%, 5.65%, 06/02/2024	96,922

		Electronics - 0.2%
	133,650	Oberthur Technologies S.A. 6.05%, 01/10/2024	133,233

		Energy-Alternate Sources - 0.2%
	140,000	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 4.000%, 6.36%, 10/31/2024	140,591

		Engineering & Construction - 0.3%
	148,875	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.61%, 06/21/2024	150,234
	96,150	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.41%, 03/23/2025	97,311

			247,545

		Food - 0.3%
	108,626	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/03/2022	109,413

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 17.1%(11) - (continued)
		Food - 0.3% - (continued)
$	119,100	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 3.90%, 05/24/2024	$119,611

			229,024

		Healthcare-Products - 0.3%
	99,750	Avantor, Inc. 1 mo. USD LIBOR + 4.000%, 5.90%, 11/21/2024	100,801
	95,312	INC Research LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 08/01/2024	95,619

			196,420

		Healthcare-Services - 1.3%
	99,750	Air Medical Group Holdings Inc 1 mo. USD LIBOR + 4.250%, 6.15%, 03/14/2025	100,789
	154,400	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.28%, 07/01/2021	137,899
	66,788	Community Health Systems, Inc. 3 mo. USD LIBOR + 3.250%, 5.23%, 01/27/2021	64,729
	163,184	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.000%, 4.91%, 12/01/2023	163,714
	113,602	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.05%, 06/07/2023	114,155
	132,709	Ortho-Clinical Diagnostics S.A. 1 mo. USD LIBOR + 3.750%, 5.27%, 06/30/2021	133,539
	215,050	U.S. Renal Care, Inc. 3 mo. USD LIBOR + 4.250%, 6.55%, 12/31/2022	213,975

			928,800

		Household Products - 0.1%
	104,738	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 4.99%, 09/06/2024	104,542

		Insurance - 1.1%
	227,461	Asurion LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 11/03/2023	229,026
	145,000	Hub International Ltd. 0.00%, 04/25/2025(12)	145,845
	447,563	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2021	447,414

			822,285

		Internet - 0.2%
	140,447	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.15%, 04/04/2021	134,742

		Leisure Time - 0.8%
	203,522	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 4.65%, 12/22/2024	205,134

The accompanying notes are an integral part of these financial statements.

121

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 17.1%(11) - (continued)
		Leisure Time - 0.8% - (continued)
$	124,688	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 4.91%, 10/20/2024	$125,623
	268,787	SRAM, LLC 2 mo. USD LIBOR + 2.750%, 4.65%, 03/15/2024	269,628

			600,385

		Lodging - 0.1%
	105,405	Boyd Gaming Corp. 1 Week USD LIBOR + 2.500%, 4.24%, 09/15/2023	105,921

		Machinery-Construction & Mining - 1.0%
	681,961	American Rock Salt Co. LLC 1 mo. USD LIBOR + 3.750%, 5.65%, 03/21/2025	685,801

		Machinery-Diversified - 0.2%
	139,652	Gardner Denver, Inc. 3 mo. USD LIBOR + 2.750%, 5.05%, 07/30/2024	140,404

		Media - 1.3%
	104,475	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.10%, 01/31/2026	102,995
	107,198	CSC Holdings LLC 1 mo. USD LIBOR + 2.250%, 4.15%, 07/17/2025	106,823
	5,326	Mission Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.39%, 01/17/2024	5,347
	41,471	Nexstar Broadcasting, Inc. 1 mo. USD LIBOR + 2.500%, 4.39%, 01/17/2024	41,636
	128,640	Numericable Group S.A. 3 mo. USD LIBOR + 3.000%, 5.35%, 01/31/2026	126,610
	200,000	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.26%, 03/01/2025	200,188
	115,000	Sinclair Television Group, Inc. 0.00%, 12/12/2024(12)	115,480
	220,000	Virgin Media Bristol LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 01/15/2026	220,939

			920,018

		Miscellaneous Manufacturing - 0.7%
EUR	100,000	CTC AcquiCo GmbH 0.00%, 03/07/2025(12)	120,637
$	99,500	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 3.90%, 10/20/2024	99,767
	256,760	Wilsonart LLC 3 mo. USD LIBOR + 3.250%, 5.56%, 12/19/2023	258,182

			478,586

		Oil & Gas - 0.3%
	115,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.27%, 12/31/2021	129,087

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 17.1%(11) - (continued)
		Oil & Gas - 0.3% - (continued)
$	100,000	Chesapeake Energy Corp. 3 mo. USD LIBOR + 7.500%, 9.44%, 08/23/2021	$105,750

			234,837

		Packaging & Containers - 0.7%
	163,350	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.31%, 12/29/2023	164,140
	307,431	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 02/05/2023	309,352

			473,492

		Pharmaceuticals - 0.3%
	148,875	Endo Luxembourg Finance Co. I S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.19%, 04/29/2024	147,944
	96,004	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.500%, 5.39%, 04/01/2022	97,025

			244,969

		Real Estate - 0.2%
	119,318	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 3.90%, 12/20/2024	119,732

		REITS - 0.1%
	102,900	MGM Growth Properties Operating Partnership L.P. 1 mo. USD LIBOR + 2.000%, 3.90%, 04/25/2023	103,431

		Retail - 0.7%
	149,250	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 6.90%, 09/25/2024	150,183
	189,775	Coty, Inc. 1 mo. USD LIBOR + 2.250%, 4.13%, 04/07/2025	189,538
	129,675	Staples, Inc. 3 mo. USD LIBOR + 4.000%, 5.79%, 09/12/2024	128,191

			467,912

		Software - 1.6%
	199,000	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.48%, 06/13/2024	198,797
	148,500	Change Healthcare Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/01/2024	149,057
		First Data Corp.
	105,362	1 mo. USD LIBOR + 2.250%, 4.15%, 07/08/2022	105,731
	289,483	1 mo. USD LIBOR + 2.250%, 4.15%, 04/26/2024	290,465
	412,650	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.15%, 06/30/2023	415,113

			1,159,163

The accompanying notes are an integral part of these financial statements.

122

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 17.1%(11) - (continued)
		Telecommunications - 0.7%
$	222,750	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.44%, 02/02/2024	$223,307
	100,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.500%, 4.40%, 03/01/2026	100,413
	147,989	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 4.65%, 03/15/2024	145,849

			469,569

		Transportation - 0.2%
	127,249	Kenan Advantage Group, Inc. 1 mo. USD LIBOR + 3.000%, 4.90%, 07/31/2022	127,727

		Total Senior Floating Rate Interests (cost $12,462,392)	$12,322,818

EQUITY LINKED SECURITIES - 13.1%
		Banks - 13.1%
$	2,219	Adobe Systems, Inc., (Merrill Lynch International & Co. C.V.) 12.00%, 06/20/2018(13)	$488,269
	11,565	Archer Daniels Midland Co. (Barclays Bank plc) 12.00%, 06/20/2018(13)	513,717
	7,441	Bristol Myers Sqibb Co.(Barclays Bank plc) 12.00%, 06/20/2018(13)	397,573
	5,213	Capital One Financial Corp. (Merrill Lynch International & Co. C.V.) 12.00%, 08/22/2018(13)	481,316
	7,020	CDW CORP/DE (HSBC Bank plc) 12.00%, 08/22/2018(13)	496,525
	5,202	Citrix Systems, Inc., (Societe Generale S.A.) 12.00%, 05/23/2018(13)	526,911
	7,632	ConocoPhillips Co (Merrill Lynch International & Co. C.V.) 12.00%, 07/25/2018(13)	502,033
	2,984	Cummins Inc., (Merrill Lynch International & Co. C.V.) 12.00%, 07/25/2018(13)	483,438
	3,050	Facebook, Inc., Class A (Merrill Lynch International & Co. C.V.) 12.00%, 07/25/2018(13)	517,188
	6,841	Gilead Sciences, Inc., (BNP Paribas Arbitrage Issuance B.V.) 12.00%, 07/25/2018(13)	503,156
	4,880	HCA Healthcare, Inc. (Barclays Bank plc) 12.00%, 06/20/2018(13)	475,214
	7,727	Monster Beverage Corp., (Societe Generale S.A.) 12.00%, 05/23/2018(13)	425,912
	10,950	Oracle Corp.(Merrill Lynch International & Co. C.V.) 12.00%, 05/23/2018(13)	498,772
	6,533	Post Holdings, Inc. (Societe Generale S.A.) 12.00%, 08/22/2018	499,751
	6,396	TJX Companies, INC (BNP Paribas Issuance B.V.) 12.00%, 05/23/2018(2)(13)	519,547

Shares or Principal Amount			Market Value†
EQUITY LINKED SECURITIES - 13.1% - (continued)
		Banks - 13.1% - (continued)
$	3,881	United Technologies Corp. (Barclays Bank plc) 12.00%, 06/20/2018(13)	$473,598
	2,352	Vail Resorts, Inc., (BNP Paribas Issuance B.V.) 12.00%, 05/23/2018(2)(13)	525,390
	4,823	Valero Energy Corp. (HSBC Bank PLC) 12.00%, 07/25/2018(13)	522,283
	4,503	Visa Inc., Class A, (Barclays Bank plc) 12.00%, 05/23/2018(13)	545,223

			9,395,816

		Total Equity Linked Securities (cost $9,609,702)	$9,395,816

U.S. GOVERNMENT SECURITIES - 1.1%
		U.S. Treasury Securities - 1.1%
		U.S. Treasury Bonds - 0.6%
$	130,000	3.00%, 05/15/2047	$127,608
	260,000	3.75%, 11/15/2043	290,469

			418,077

		U.S. Treasury Notes - 0.5%
	380,000	U.S. Treasury Notes 2.25%, 02/15/2027	359,887

			359,887

			777,964

		Total U.S. Government Securities (cost $777,513)	$777,964

COMMON STOCKS - 20.7%
		Automobiles & Components - 0.7%
	473	Daimler AG	37,186
	5,777	Ford Motor Co.	64,934
	38,997	Hota Industrial Manufacturing Co., Ltd.	171,422
	20,399	Nissan Motor Co., Ltd.	214,607

			488,149

		Banks - 1.4%
	26,685	Agricultural Bank of China Ltd. Class H	15,045
	1,602	Banco Santander Brasil S.A.	17,428
	47,100	Banco Santander S.A.	304,309
	207	BNP Paribas S.A.	15,980
	64,299	CaixaBank S.A.	312,678
	32,674	Dubai Islamic Bank PJSC	48,925
	13,455	Intesa Sanpaolo S.p.A.	51,182
	25,584	Kiatnakin Bank PCL	59,785
	17,403	MGIC Investment Corp.	174,378

			999,710

		Capital Goods - 0.8%
	473	ACS Actividades de Construccion y Servicios S.A.	19,935
	4,728	Altra Industrial Motion Corp.	196,921
	62	Boeing Co.	20,681
	3,068	ITOCHU Corp.	61,355
	14,366	Marubeni Corp.	107,882
	2,020	Mitsubishi Corp.	55,703

The accompanying notes are an integral part of these financial statements.

123

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 20.7% - (continued)
	Capital Goods - 0.8% - (continued)
5,880	Mitsui & Co., Ltd.	$105,976

		568,453

	Commercial & Professional Services - 0.1%
4,367	Capita plc	11,516
1,590	Dai Nippon Printing Co., Ltd.	34,236

		45,752

	Consumer Durables & Apparel - 0.1%
2,787	Persimmon plc	104,110

	Consumer Services - 0.8%
1,387	H&R Block, Inc.	38,351
1,786	Las Vegas Sands Corp.	130,967
24,234	Melia Hotels International S.A.	360,319
3,136	TUI AG	70,917

		600,554

	Diversified Financials - 0.8%
2,544	AGNC Investment Corp. REIT	48,132
18,732	Annaly Capital Management, Inc. REIT	194,251
8,550	Chimera Investment Corp. REIT	149,540
1,199	CME Group, Inc.	189,058

		580,981

	Energy - 3.3%
3,939	BP plc ADR	175,640
1,692	Chevron Corp.	211,686
93,626	China Petroleum & Chemical Corp. Class H	91,179
3,085	ConocoPhillips	202,068
4,624	Eni S.p.A. ADR	181,122
1,852	Exxon Mobil Corp.	143,993
4,333	Hindustan Petroleum Corp. Ltd.	19,691
2,390	Occidental Petroleum Corp.	184,651
1,117	Paragon Offshore Ltd., Litigation	11,710
11,587	Repsol S.A.	221,112
2,514	Royal Dutch Shell plc Class A, ADR	175,729
2,348	Royal Dutch Shell plc Class B	83,821
2,259	Schlumberger Ltd.	154,877
60,159	Star Petroleum Refining PCL	29,927
7,539	Statoil ASA ADR	192,998
5,989	Thai Oil PCL	17,885
2,801	TOTAL S.A. ADR	175,371
838	Valero Energy Corp.	92,959

		2,366,419

	Food, Beverage & Tobacco - 0.3%
2,282	Archer-Daniels-Midland Co.	103,557
755	Flowers Foods, Inc.	17,071
647	Imperial Brands plc	23,149
2,535	Marine Harvest ASA	55,181
525	Swedish Match AB	23,552

		222,510

	Insurance - 1.0%
303	Ageas	16,208
982	AXA S.A.	28,084
3,856	CNA Financial Corp.	194,574
8,268	CNP Assurances	211,774
2,366	Japan Post Holdings Co., Ltd.	28,750
3,101	NN Group N.V.	148,615
391	Prudential Financial, Inc.	41,571
164	Swiss Re AG	15,624

Shares or Principal Amount		Market Value†
COMMON STOCKS - 20.7% - (continued)
	Insurance - 1.0% - (continued)
12,476	UnipolSai Assicurazioni S.p.A.	$33,529

		718,729

	Materials - 0.6%
3,980	CSR Ltd.	16,793
342	Domtar Corp.	15,014
6,032	Evraz plc	37,957
28,983	Fortescue Metals Group Ltd.	98,335
1,001	Kumba Iron Ore Ltd.	21,384
768	LyondellBasell Industries N.V. Class A	81,201
610	Novolipetsk Steel PJSC GDR	15,547
5,679	Severstal PJSC GDR	90,385
17,929	Vedanta Ltd.	79,583

		456,199

	Media - 0.1%
3,453	Eutelsat Communications S.A.	74,782

	Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
473	AbbVie, Inc.	45,668
395	Amgen, Inc.	68,920
427	Gilead Sciences, Inc.	30,842
1,170	Johnson & Johnson	147,993
5,963	Pfizer, Inc.	218,305
907	Sanofi	71,710

		583,438

	Real Estate - 2.5%
1,754	Apple Hospitality, Inc. REIT	31,555
3,142	Barwa Real Estate Co.	30,505
15,338	Fortress REIT Ltd. Class B, REIT	21,410
3,021	Gaming and Leisure Properties, Inc. REIT	103,530
16,648	Hispania Activos Inmobiliarios SOCIMI S.A. REIT	352,960
2,658	Hospitality Properties Trust REIT	66,131
30,964	Inmobiliaria Colonial Socimi S.A.	359,799
11,404	Kerry Properties Ltd.	54,517
3,476	Kimco Realty Corp. REIT	50,437
23,885	Merlin Properties Socimi S.A. REIT	368,541
4,217	Park Hotels & Resorts, Inc. REIT	121,365
994	Senior Housing Properties Trust	15,477
7,381	Spirit Realty Capital, Inc. REIT	59,417
2,956	Swire Pacific Ltd. Class A	29,209
8,204	Vicinity Centres REIT	15,021
21,412	Wharf Holdings Ltd.	71,235
3,654	Wheelock & Co., Ltd.	27,110

		1,778,219

	Retailing - 0.4%
2,092	CECONOMY AG	23,443
2,376	Macy’s, Inc.	73,822
28,932	Marks & Spencer Group plc	114,398
1,387	Target Corp.	100,696

		312,359

	Semiconductors & Semiconductor Equipment - 0.7%
3,675	Intel Corp.	189,703
16,019	Radiant Opto-Electronics Corp.	33,066
32,250	Taiwan Semiconductor Manufacturing Co., Ltd.*	245,659

		468,428

The accompanying notes are an integral part of these financial statements.

124

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 20.7% - (continued)
	Software & Services - 1.4%
1,835	Alibaba Group Holding Ltd. ADR*	$327,621
789	CA, Inc.	27,457
1,349	International Business Machines Corp.	195,551
1,111	Microsoft Corp.	103,901
6,806	Tencent Holdings Ltd.	334,603
2,334	Western Union Co.	46,096

		1,035,229

	Technology Hardware & Equipment - 2.8%
2,052	Advantech Co., Ltd.	14,087
7,326	Asustek Computer, Inc.	68,466
50,789	AU Optronics Corp.	20,943
24,489	Catcher Technology Co., Ltd.	271,587
805	Cisco Systems, Inc.	35,653
49,748	Elite Material Co., Ltd.	121,914
57,038	Hon Hai Precision Industry Co., Ltd.	158,645
1,601	Largan Precision Co., Ltd.	186,209
22,420	Pegatron Corp.	52,272
128,862	Primax Electronics Ltd.	260,660
1,086	Seagate Technology plc	62,869
3,172	Simplo Technology Co., Ltd.*	17,734
860,843	Tongda Group Holdings Ltd.(14)	190,659
26,527	Yageo Corp.*	556,032

		2,017,730

	Telecommunication Services - 1.1%
5,590	AT&T, Inc.	182,793
65,862	Bezeq The Israeli Telecommunication Corp. Ltd.	83,120
9,497	BT Group plc	32,597
1,870	China Mobile Ltd.	17,815
89,055	HKT Trust & HKT Ltd.	117,168
5,217	Mobile TeleSystems PJSC ADR	54,778
761	Ooredoo QSC	16,555
26,975	PCCW Ltd.	16,675
84	SK Telecom Co., Ltd.	17,948
18,357	Spark New Zealand Ltd.	44,579
26,768	Telstra Corp. Ltd.	63,644
38,614	Vodafone Group plc	112,684

		760,356

	Transportation - 0.3%
27,262	Air New Zealand Ltd.	62,554
66,260	Hutchison Port Holdings Trust	22,091
14,792	Royal Mail plc	117,966

		202,611

	Utilities - 0.7%
790	Avangrid, Inc.	41,641
7,659	CenterPoint Energy, Inc.	194,002
3,683	CEZ AS	94,184
58,726	China Power International Development Ltd.	15,742
31,107	China Resources Power Holdings Co., Ltd.	59,667
451	Exelon Corp.	17,896
1,472	Korea Electric Power Corp.	51,493

		474,625

	Total Common Stocks (cost $12,940,977)	$14,859,343

Shares or Principal Amount			Market Value†
ESCROWS - 0.0%
		Electric - 0.0%
	80,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(13)(15)(16)	$—

		Energy-Alternate Sources - 0.0%
	4,146	Paragon Offshore Ltd., Escrow*	—
	1,370	Vistra Energy Corp.	874

			874

		Total Escrows (cost $—)	$874

CONVERTIBLE BONDS - 3.2%
		Biotechnology - 0.2%
$	132,000	Illumina, Inc. 0.50%, 06/15/2021(14)	$164,812

		Commercial Services - 0.2%
	142,000	Cardtronics, Inc. 1.00%, 12/01/2020	133,125

		Internet - 0.2%
	186,000	Wayfair, Inc. 0.38%, 09/01/2022(2)	172,728

		Media - 0.2%
	157,000	DISH Network Corp. 3.38%, 08/15/2026	142,481
	10,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	10,386

			152,867

		Oil & Gas - 0.2%
	20,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	26
	132,000	PDC Energy, Inc. 1.13%, 09/15/2021	132,119

			132,145

		Pharmaceuticals - 0.3%
	132,000	Ironwood Pharmaceuticals, Inc. 2.25%, 06/15/2022	172,260
	55,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	48,262

			220,522

		Semiconductors - 0.0%
		Microchip Technology, Inc.
	4,000	1.63%, 02/15/2027	4,501
	4,000	2.25%, 02/15/2037	4,473

			8,974

		Software - 0.9%
	165,000	Envestnet, Inc. 1.75%, 12/15/2019	176,550
	185,000	ServiceNow, Inc. 0.00%, 06/01/2022(2)(10)	247,752
	10,000	Western Digital Corp. 1.50%, 02/01/2024(2)	10,435
	132,000	Workday, Inc. 0.75%, 07/15/2018	196,878

			631,615

The accompanying notes are an integral part of these financial statements.

125

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 3.2% - (continued)
		Telecommunications - 1.0%
EUR	300,000	Telecom Italia SpA/Milano 1.13%, 03/26/2022(5)	$355,940
	300,000	Telefonica Participaciones SAU 0.00%, 03/09/2021(5)(10)	359,110

			715,050

		Total Convertible Bonds (cost $2,277,848)	$2,331,838

EXCHANGE-TRADED FUNDS - 4.8%
		Other Investment Pools & Funds - 4.8%
	20,291	iShares iBoxx $ High Yield Corporate Bond ETF(14)	$1,738,939
	48,297	SPDR Bloomberg Barclays High Yield Bond ETF(14)	1,732,413

			3,471,352

		Total Exchange-Traded Funds (cost $3,499,232)	$3,471,352

PREFERRED STOCKS - 0.1%
		Banks - 0.1%
	6,000	Itausa - Investimentos Itau S.A. *	$23,310

		Diversified Financials - 0.0%
	375	GMAC Capital Trust Series 2 3 mo. USD LIBOR + 5.785%, 7.62%(1)	9,971

		Total Preferred Stocks (cost $33,178)	$33,281

CONVERTIBLE PREFERRED STOCKS - 0.0%
		Utilities - 0.0%
	300	Sempra Energy Series A , 6.00%	$30,849

		Total Convertible Preferred Stocks (cost $30,125)	$30,849

		Total Long-Term Investments (cost $64,803,800)	$65,991,273

SHORT-TERM INVESTMENTS - 12.6%
		Foreign Government Obligations - 2.7%
$	125,000	Italy Buoni Ordinari del Tesoro BOT 0.47%, 07/13/2018(7)	$151,089
		Japan Treasury Discount Bill
JPY	167,450,000	0.10%, 07/23/2018(7)	1,532,042
	17,050,000	0.14%, 07/30/2018(6)(7)	156,018
EUR	75,000	Spain Letras del Tesoro 0.49%, 08/17/2018(6)(7)	90,703

			1,929,852

		Other Investment Pools & Funds - 4.8%
	3,448,383	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(17)	3,448,383

		Securities Lending Collateral - 5.1%
	184,499	Citibank NA DDCA, 1.50%, 5/1/2018(17)	184,499

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 12.6% - (continued)
		Securities Lending Collateral - 5.1% - (continued)
EUR	1,963,437	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(17)	$1,963,437
	1,542,052	Invesco Government & Agency Portfolio, 1.60%(17)	1,542,052

			3,689,988

		Total Short-Term Investments (cost $9,106,525)	$9,068,223

Total Investments Excluding Purchased Options (cost $73,910,325)	104.3%	$75,059,496

Total Purchased Options (cost $419,089)	0.4%	$238,992

Total Investments (cost $74,329,414)	104.7%	$75,298,488
Other Assets and Liabilities	(4.7)%	(3,351,050)

Total Net Assets	100.0%	$71,947,438

The accompanying notes are an integral part of these financial statements.

126

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $5,152,070, which represented 7.2% of total net assets.

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $5,439,527, which represented 7.6% of total net assets.

(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $252,492 at April 30, 2018.

(7)	The rate shown represents current yield to maturity.

(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(10)	Security is a zero-coupon bond.

(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(13)	Investment valued using significant unobservable inputs.

(14)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(15)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(16)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At April 30, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.

(17)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

127

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
S&P 40 Index	GSC	5,810.00 EUR	12/21/18	2,000	EUR	2,000	$128,166	$42,537	$85,629

Total purchased option contracts						2,000	$128,166	$42,537	$85,629

Written option contracts:
Puts
S&P 40 Index	GSC	4,500.00 EUR	12/21/18	(250)	EUR	(250)	$(14,045)	$(42,537)	$28,492

Total written option contracts						(250)	$(14,045)	$(42,537)	$28,492

OTC Swaption Contracts Outstanding at April 30, 2018
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	560,000	560,000	$8,045	$9,128	$(1,083)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	755,000	755,000	10,846	12,382	(1,536)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 03/04/29	JPM	3.20%	Receive	02/28/19	USD	875,000	875,000	12,570	14,700	(2,130)

Total Puts							2,190,000	$31,461	$36,210	$(4,749)

Total purchased swaption contracts							2,190,000	$31,461	$36,210	$(4,749)

Exchange-Traded Option Contracts Outstanding at April 30, 2018
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
S&P 500 Index	2,575.00 USD	05/18/18	65	USD	6,500	$79,365	$340,342	$(260,977)

Total purchased option contracts					6,500	$79,365	$340,342	$(260,977)

Written option contracts:
Puts
S&P 500 Index	2,400.00 USD	05/18/18	(65)	USD	(6,500)	$(10,400)	$(142,998)	$132,598

Total written option contracts					$(6,500)	$(10,400)	$(142,998)	$132,598

The accompanying notes are an integral part of these financial statements.

128

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Futures Contracts Outstanding at April 30, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SGX Nifty 50 Index	207	05/31/2018	$4,464,990	$80,469
U.S. Treasury 2-Year Note Future	10	06/29/2018	2,120,469	(6,487)
U.S. Treasury 5-Year Note Future	36	06/29/2018	4,086,281	(22,259)
U.S. Treasury 10-Year Note Future	14	06/20/2018	1,674,750	(6,787)
U.S. Treasury 10-Year Ultra Future	3	06/20/2018	383,672	(1,388)
U.S. Treasury Long Bond Future	3	06/20/2018	431,531	(2,404)
U.S. Treasury Ultra Bond Future	1	06/20/2018	157,125	(3,259)

Total				$37,885

Short position contracts:
Euro-BOBL Future	4	06/07/2018	$632,782	$(2,791)
MSCI EAFE Index Future	21	06/15/2018	2,127,825	9,883
MSCI Emerging Market Index Future	18	06/15/2018	1,036,980	66,700
MSCI Taiwan Index Future	56	05/30/2018	2,203,600	(30,968)
S&P 500 (E-Mini) Future	35	06/15/2018	4,632,250	249,630
U.S. Treasury 10-Year Ultra Future	4	06/20/2018	511,563	(27)

Total				$292,427

Total futures contracts				$330,312

TBA Sale Commitments Outstanding at April 30, 2018
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.50%	$1,100,000	05/01/2048	$(1,092,094)	$4,641

Total (proceeds receivable $1,096,735)			$(1,092,094)	$4,641

At April 30, 2018, the aggregate market value of TBA Sale Commitments represents (1.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	80,000	(2.00%)	01/17/47	Monthly	$2,982	$—	$926	$(2,056)
CMBX.NA.A.9	MSC	USD	40,000	(2.00%)	09/17/58	Monthly	1,371	—	1,156	(215)
CMBX.NA.A.9	MSC	USD	50,000	(2.00%)	09/17/58	Monthly	2,162	—	1,445	(717)
CMBX.NA.A.9	DEUT	USD	35,000	(2.00%)	09/17/58	Monthly	1,730	—	1,010	(720)
CMBX.NA.AA.8	MSC	USD	35,000	(1.50%)	10/17/57	Monthly	1,372	—	176	(1,196)
CMBX.NA.AAA.9	MSC	USD	145,000	(0.50%)	09/17/58	Monthly	1,780	—	(284)	(2,064)
CMBX.NA.AS.7	GSC	USD	45,000	(1.00%)	01/17/47	Monthly	1,224	—	(814)	(2,038)
CMBX.NA.AS.8	DEUT	USD	30,000	(1.00%)	10/17/57	Monthly	2,138	—	(445)	(2,583)
CMBX.NA.BBB-.11	MSC	USD	70,000	(3.00%)	11/18/54	Monthly	4,356	—	6,558	2,202
CMBX.NA.BBB.10	MSC	USD	40,000	(3.00%)	11/17/59	Monthly	3,846	—	3,706	(140)
CMBX.NA.BBB.10	GSC	USD	170,000	(3.00%)	11/17/59	Monthly	16,852	—	15,735	(1,117)
CMBX.NA.BBB.10	MSC	USD	310,000	(3.00%)	11/17/59	Monthly	31,654	—	28,720	(2,934)
CMBX.NA.BBB.10	MSC	USD	255,000	(3.00%)	11/17/59	Monthly	28,335	—	23,624	(4,711)
CMBX.NA.BBB.7	CSI	USD	65,000	(3.00%)	01/17/47	Monthly	6,072	—	5,966	(106)
CMBX.NA.BBB.7	MSC	USD	290,000	(3.00%)	01/17/47	Monthly	27,089	—	26,616	(473)
CMBX.NA.BBB.9	MSC	USD	45,000	(3.00%)	09/17/58	Monthly	5,248	—	5,015	(233)
CMBX.NA.BBB.9	DEUT	USD	100,000	(3.00%)	09/17/58	Monthly	11,981	—	11,160	(821)

The accompanying notes are an integral part of these financial statements.

129

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2018 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
CMBX.NA.BBB.9	JPM	USD	110,000	(3.00%)	09/17/58	Monthly	$13,411	$—	$12,276	$(1,135)
PrimeX.ARM.2 (13)	MSC	USD	180,521	(4.58%)	12/25/37	Monthly	—	(391)	(141)	250

Total							$163,603	$(391)	$142,405	$(20,807)

Sell protection:
CMBX.NA.AAA.10	GSC	USD	200,000	0.50%	11/17/59	Monthly	$—	$(18)	$(475)	$(457)
CMBX.NA.AAA.6	MSC	USD	580,033	0.50%	05/11/63	Monthly	3,236	—	4,509	1,273
CMBX.NA.AAA.6	MSC	USD	927,263	0.50%	05/11/63	Monthly	7,361	—	7,221	(140)
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	Monthly	—	(7,715)	(8,510)	(795)
CMBX.NA.BB.6	CSI	USD	115,000	5.00%	05/11/63	Monthly	—	(23,634)	(24,497)	(863)
CMBX.NA.BB.6	CSI	USD	70,000	5.00%	05/11/63	Monthly	—	(13,884)	(14,911)	(1,027)
CMBX.NA.BB.6	MSC	USD	35,000	5.00%	05/11/63	Monthly	—	(6,292)	(7,446)	(1,154)
CMBX.NA.BB.6	CSI	USD	47,000	5.00%	05/11/63	Monthly	—	(8,449)	(9,999)	(1,550)
CMBX.NA.BB.6	CSI	USD	40,000	5.00%	05/11/63	Monthly	—	(6,910)	(8,510)	(1,600)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,279)	(18,083)	(2,804)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,279)	(18,083)	(2,804)
CMBX.NA.BB.6	CSI	USD	90,000	5.00%	05/11/63	Monthly	—	(16,179)	(19,147)	(2,968)
CMBX.NA.BB.6	GSC	USD	80,000	5.00%	05/11/63	Monthly	—	(8,550)	(17,019)	(8,469)
CMBX.NA.BB.8	MSC	USD	156,000	5.00%	10/17/57	Monthly	—	(42,547)	(33,079)	9,468
CMBX.NA.BB.8	GSC	USD	115,000	5.00%	10/17/57	Monthly	—	(28,082)	(24,417)	3,665
CMBX.NA.BB.8	GSC	USD	125,000	5.00%	10/17/57	Monthly	—	(25,222)	(26,506)	(1,284)
CMBX.NA.BB.8	GSC	USD	20,000	5.00%	10/17/57	Monthly	—	(996)	(4,241)	(3,245)
CMBX.NA.BBB.6	MSC	USD	135,000	3.00%	05/11/63	Monthly	—	(20,014)	(16,794)	3,220
CMBX.NA.BBB.6	DEUT	USD	75,000	3.00%	05/11/63	Monthly	—	(11,237)	(9,331)	1,906
CMBX.NA.BBB.6	CSI	USD	70,000	3.00%	05/11/63	Monthly	—	(10,148)	(8,708)	1,440
PrimeX.ARM.2 (13)	JPM	USD	180,521	4.58%	12/25/37	Monthly	7,152	—	141	(7,011)

Total							$17,749	$(260,435)	$(257,885)	$(15,199)

Total traded indices							$181,352	$(260,826)	$(115,480)	$(36,006)

Total OTC contracts							$181,352	$(260,826)	$(115,480)	$(36,006)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate		Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.29	USD	2,325,000	(1.00%	)	06/20/23	Quarterly	$35,105	$41,916	$6,811
CDX.NA.HY.30.V1	USD	970,000	(5.00%	)	06/20/23	Quarterly	(57,730)	(71,243)	(13,513)
CDX.NA.IG.29.V1	USD	1,082,000	(1.00%	)	12/20/22	Quarterly	(20,147)	(23,041)	(2,894)
CDX.NA.IG.30.V1	USD	230,000	(1.00%	)	06/20/23	Quarterly	(3,568)	(4,473)	(905)
ITRAXX.XOV.28	EUR	135,000	(5.00%	)	12/20/22	Quarterly	(16,505)	(19,169)	(2,664)
ITRAXX.XOV.29.V1	EUR	277,000	(5.00%	)	06/20/23	Quarterly	(35,454)	(36,605)	(1,151)

Total							$(98,299)	$(112,615)	$(14,316)

Credit default swaps on indices:
Sell protection:
CDX.EM.29.V1	USD	435,000	1.00%		06/20/23	Quarterly	$(8,002)	$(7,847)	$155
CDX.NA.HY.30.V1	USD	2,942,000	5.00%		06/20/23	Quarterly	174,274	215,980	41,706

Total							$166,272	$208,133	$41,861

Total							$67,973	$95,518	$27,545

The accompanying notes are an integral part of these financial statements.

130

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2018
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD	796,000	07/15/24	At maturity	$—	$—	$32,460	$32,460
DEUT	2.00% Fixed	CPURNSA	USD	500,000	01/15/23	At maturity	179	—	7,091	6,912

Total							$179	$—	$39,551	$39,372

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.17% Fixed	USD	185,000	11/15/24	Annual	$—	$(186)	$3,939	$4,125
12M Federal Funds Rate	2.17% Fixed	USD	185,000	11/15/24	Annual	—	—	3,939	3,939
12M Federal Funds Rate	2.06% Fixed	USD	258,000	11/15/24	Annual	5,691	—	7,376	1,685
12M Federal Funds Rate	2.45% Fixed	USD	130,000	11/15/24	Annual	—	—	574	574
12M Federal Funds Rate	2.45% Fixed	USD	130,000	11/15/24	Annual	—	—	534	534
12M Federal Funds Rate	2.45% Fixed	USD	110,000	11/15/24	Annual	—	—	490	490
12M Federal Funds Rate	2.25% Fixed	USD	90,000	11/15/24	Annual	1,071	—	1,522	451
12M Federal Funds Rate	2.25% Fixed	USD	25,000	11/15/24	Annual	299	—	423	124

Total						$7,061	$(186)	$18,797	$11,922

OTC Total Return Swap Contracts Outstanding at April 30, 2018
Reference Entity	Counterparty	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
GS Client REIT(1)	GSC	GBP	1,441,373	(1 mo. LIBOR + 0.40%)	08/31/18	Monthly	$—	$—	$—	$0
GS Client REIT(2)	GSC	USD	2,701,199	1 mo. LIBOR – 0.30%	10/31/18	Monthly	—	—	—	0
GS Client REIT(3)	GSC	USD	3,149,981	1 mo. LIBOR – 0.30%	10/31/18	Monthly	—	—	—	0
iBoxx USD liquid High Yield	GSC	USD	140,000	(3 mo. LIBOR + 1.77%)	12/20/18	Quarterly	418	—	(539)	(957)
iBoxx USD liquid High Yield	JPM	USD	140,000	(3 mo. LIBOR + 1.63%)	12/20/18	Quarterly	329	—	(2,183)	(2,512)
iBoxx USD liquid High Yield	MSC	USD	785,000	(3 mo. LIBOR + 1.94%)	12/20/18	Quarterly	1,146	—	(2,200)	(3,346)
iBoxx USD liquid High Yield	GSC	USD	782,000	3 mo. LIBOR – 1.63%	12/20/18	Quarterly	1,276	—	(12,191)	(13,467)

Total							$3,169	$—	$(17,113)	$(20,282)

The accompanying notes are an integral part of these financial statements.

131

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(1)	GS Client REIT

Underlying Securities

Common Stocks
Long positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
52	Derwent London plc	$164,461	11.41%
235	British Land Co./The	158,263	10.98%
560	Royal Bank of Scotland Group plc/ The	151,200	10.49%
512	Capital & Counties Properties plc	147,741	10.25%
706	Barclays plc	146,299	10.15%
207	Great Portland Estates plc	144,281	10.01%
2,229	Llyods Banking Group plc	144,137	10.00%
252	Hammerson plc	138,516	9.61%
134	Land Securities Group plc	132,462	9.19%
584	Intu Properties plc	114,013	7.91%

(2)	GS Client REIT

Underlying Securities

Common Stocks
Long positions
Share	Description	Market Value	% of Total Absolute Notional Amount
17,585	Medical Properties Trust, Inc.	$224,200	8.30%
25,915	New Senior Investment Group, Inc.	223,389	8.27%
8,733	HCP, Inc.	203,130	7.52%
2,960	National Health Investors, Inc.	202,050	7.48%
10,858	Sabra HealthCare REIT, Inc.	198,808	7.36%
7,085	Healthcare Realty Trust, Inc.	197,188	7.30%
7,685	Healthcare Trust of America, Inc.	192,055	7.11%
12,674	Physicians Realty Trust	189,354	7.01%
7,236	Omega Healthcare Investors, Inc.	188,003	6.96%
3,619	Ventas, Inc.	186,113	6.89%
11,728	Senior Housing Properties Trust	182,601	6.76%
3,361	Welltower, Inc.	179,630	6.65%
4,857	LTC Properties, Inc.	175,578	6.50%
12,044	CareTrust REIT, Inc.	159,101	5.89%

The accompanying notes are an integral part of these financial statements.

132

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

(3)	GS Client REIT

Underlying Securities

Common Stocks
Long positions
Shares	Description	Market Value	% of Total Absolute Notional Amount
13,492	CubeSmart	$397,213	12.61%
4,311	Extra Space Storage, Inc.	386,188	12.26%
4,356	Life Storage, Inc.	385,243	12.23%
14,398	National Storage Affiliates Trust	378,943	12.03%
3,174	CoreSite Reality Corp.	330,433	10.49%
1,631	Public Storage	329,173	10.45%
770	Equinix, Inc.	324,133	10.29%
2,927	Digital Reality Trust	309,328	9.82%
5,772	CyrusOne, Inc.	309,328	9.82%

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
11,000	BRL	3,346	USD	MSC	06/04/18	$—	$(217)
6,100,000	CLP	10,123	USD	BCLY	06/20/18	—	(179)
657,000	CNH	103,310	USD	DEUT	06/20/18	428	—
191,000	CNH	30,089	USD	BOA	06/20/18	70	—
460,000	EGP	24,033	USD	CBK	01/08/19	768	—
550,000	EGP	28,872	USD	DEUT	04/22/19	85	—
3,559,000	EUR	4,343,133	USD	BCLY	04/30/18	—	—
79,000	EUR	95,369	USD	HSBC	05/02/18	45	—
20,000	EUR	24,432	USD	CBK	05/02/18	—	(277)
96,000	EUR	116,848	USD	CSFB	05/02/18	—	(902)
96,000	EUR	117,224	USD	TDB	05/02/18	—	(1,279)
2,000	EUR	2,423	USD	GSC	06/20/18	2	—
6,000	EUR	7,286	USD	JPM	06/20/18	—	(12)
10,000	EUR	12,369	USD	BNP	06/20/18	—	(246)
277,000,000	IDR	20,019	USD	BCLY	06/20/18	—	(221)
65,000	PEN	19,870	USD	BCLY	06/20/18	81	—
1,050,000	PHP	20,019	USD	DEUT	06/20/18	219	—
70,000	PLN	20,642	USD	CBK	06/20/18	—	(683)
126,014	USD	160,000	AUD	GSC	06/20/18	5,540	—
12,872	USD	42,000	BRL	DEUT	06/04/18	924	—
124,813	USD	160,000	CAD	GSC	06/20/18	47	—
78,032	USD	100,000	CAD	SSG	07/16/18	6	—
79,609	USD	100,000	CAD	ANZ	08/02/18	1,558	—
58,963	USD	75,000	CAD	ANZ	08/20/18	404	—
9,903	USD	63,000	CNH	GSC	06/20/18	—	(45)
20,114	USD	128,000	CNH	GSC	06/20/18	—	(97)
119,513	USD	96,000	EUR	MSC	05/02/18	3,568	—
119,643	USD	97,000	EUR	HSBC	05/02/18	2,489	—
74,421	USD	60,000	EUR	HSBC	05/02/18	1,955	—
60,829	USD	49,000	EUR	TDB	05/02/18	1,648	—
60,622	USD	49,000	EUR	HSBC	05/02/18	1,441	—
4,352,689	USD	3,559,000	EUR	BCLY	05/31/18	45,019	—
117,523	USD	96,000	EUR	TDB	06/07/18	1,262	—
117,144	USD	96,000	EUR	CSFB	06/07/18	883	—
24,494	USD	20,000	EUR	CBK	06/07/18	273	—
95,614	USD	79,000	EUR	HSBC	06/07/18	—	(60)
405,588	USD	327,000	EUR	DEUT	06/20/18	9,151	—
254,766	USD	205,000	EUR	SSG	06/20/18	6,235	—

The accompanying notes are an integral part of these financial statements.

133

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
156,594	USD	126,000	EUR	BCLY	06/20/18	$3,838	$—
18,409	USD	15,000	EUR	GSC	06/20/18	224	—
2,485	USD	2,000	EUR	SSG	06/20/18	61	—
155,548	USD	125,000	EUR	BOA	07/13/18	3,723	—
155,525	USD	125,000	EUR	ANZ	07/30/18	3,494	—
91,293	USD	75,000	EUR	ANZ	08/17/18	—	(57)
355,665	USD	255,000	GBP	BNP	05/31/18	4,097	—
251,340	USD	180,000	GBP	BOA	06/20/18	2,915	—
71,735	USD	50,000	GBP	NAB	09/10/18	2,453	—
156,604	USD	16,750,000	JPY	ANZ	05/01/18	3,375	—
140,624	USD	15,000,000	JPY	JPM	05/14/18	3,283	—
156,826	USD	16,750,000	JPY	ANZ	05/21/18	3,386	—
156,865	USD	16,750,000	JPY	BCLY	05/29/18	3,338	—
252,605	USD	26,700,000	JPY	GSC	06/20/18	7,506	—
157,288	USD	16,750,000	JPY	ANZ	07/02/18	3,393	—
157,365	USD	16,750,000	JPY	BOA	07/09/18	3,393	—
330,385	USD	35,100,000	JPY	CBK	07/17/18	7,550	—
314,751	USD	33,600,000	JPY	MSC	07/23/18	5,579	—
156,701	USD	17,050,000	JPY	SCB	07/30/18	—	(264)
93,888	USD	10,000,000	JPY	BOA	07/31/18	1,827	—
12,562	USD	238,000	MXN	RBC	06/20/18	—	(62)
172,689	USD	1,360,000	NOK	BCLY	05/31/18	2,983	—
10,467	USD	610,000	RUB	BOA	06/20/18	839	—
3,085	USD	177,000	RUB	HSBC	06/20/18	292	—
26,504	USD	316,000	ZAR	BCLY	06/20/18	1,324	—

Total						$152,974	$(4,601)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

134

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ICE	Intercontinental Exchange, Inc.
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
MSCI	Morgan Stanley Capital International
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poors
SGX	Singapore Exchange
iBoxx	Markit i Boxx indices - Euro, Sterling, Asian, US Dollar and European high-yield bond markets

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposits in Custody Account
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

135

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$1,253,008	$—	$1,253,008	$—
Corporate Bonds	14,885,403	—	14,885,403	—
Foreign Government Obligations	6,097,428	—	6,097,428	—
Municipal Bonds	531,299	—	531,299	—
Senior Floating Rate Interests	12,322,818	—	12,322,818	—
Equity Linked Securities	9,395,816	—	499,751	8,896,065
U.S. Government Securities	777,964	—	777,964	—
Common Stocks
Automobiles & Components	488,149	64,934	423,215	—
Banks	999,710	300,516	699,194	—
Capital Goods	568,453	217,602	350,851	—
Commercial & Professional Services	45,752	11,516	34,236	—
Consumer Durables & Apparel	104,110	—	104,110	—
Consumer Services	600,554	169,318	431,236	—
Diversified Financials	580,981	580,981	—	—
Energy	2,366,419	1,938,906	427,513	—
Food, Beverage & Tobacco	222,510	120,628	101,882	—
Insurance	718,729	236,145	482,584	—
Materials	456,199	96,215	359,984	—
Media	74,782	—	74,782	—
Pharmaceuticals, Biotechnology & Life Sciences	583,438	511,728	71,710	—
Real Estate	1,778,219	499,827	1,278,392	—
Retailing	312,359	174,518	137,841	—
Semiconductors & Semiconductor Equipment	468,428	189,703	278,725	—
Software & Services	1,035,229	700,626	334,603	—
Technology Hardware & Equipment	2,017,730	98,522	1,919,208	—
Telecommunication Services	760,356	320,691	439,665	—
Transportation	202,611	—	202,611	—
Utilities	474,625	347,723	126,902	—
Escrows	874	—	874	—
Convertible Bonds	2,331,838	—	2,331,838	—
Exchange-Traded Funds	3,471,352	3,471,352	—	—
Preferred Stocks	33,281	33,281	—	—
Convertible Preferred Stocks	30,849	30,849	—	—
Short-Term Investments	9,068,223	7,275,590	1,792,633	—
Purchased Options	238,992	79,365	159,627	—
Foreign Currency Contracts(2)	152,974	—	152,974	—
Futures Contracts(2)	406,682	406,682	—	—
Swaps - Credit Default(2)	72,096	—	71,846	250
Swaps - Interest Rate(2)	51,294	—	51,294	—

Total	$75,981,534	$17,877,218	$49,208,001	$8,896,315

Liabilities
Foreign Currency Contracts(2)	$(4,601)	$—	$(4,601)	$—
Futures Contracts(2)	(76,370)	(76,370)	—	—
Swaps - Credit Default(2)	(80,557)	—	(73,546)	(7,011)
Swaps - Total Return(2)	(20,282)	—	(20,282)	—
TBA Sale Commitments	(1,092,094)	—	(1,092,094)	—
Written Options	(24,445)	(10,400)	(14,045)	—

Total	$(1,298,349)	$(86,770)	$(1,204,568)	$(7,011)

(1)	For the six-month period ended April 30, 2018, investments valued at $744,533 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $215,771 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

136

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2018:

Investments in Securities	Equity Linked Securities	Credit Default Swaps	Total
Beginning balance	$7,181,411	$—	$7,181,411
Accrued Discounts (Premiums)	—	(192)	(192)
Realized Gain (Loss)	275,103	(847)	274,256
Change in Unrealized Appreciation (Depreciation)	(339,354)	1,039	(338,315)
Net Purchases	9,109,951	44,644	9,154,595
Net Sales	(7,331,046)	(44,644)	(7,375,690)
Net Transfers in to Level 3	—	—	—
Net Transfers out of Level 3	—	—	—

Ending balance	$8,896,065	$—	$8,896,065

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at April 30, 2018 was $(212,846).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

137

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	The Hartford Balanced Fund	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund
Assets:
Investments in securities, at market value(1)	$944,483,542	$12,187,272,763	$—
Investments in affiliated investment companies, at market value	—	—	1,600,426,152
Cash	—	179,524	—
Cash collateral due from broker on futures contracts	—	—	—
Cash collateral due from broker on swap contracts	—	398,318	—
Foreign currency	—	978,332	—
Unrealized appreciation on OTC swap contracts	—	—	—
Unrealized appreciation on foreign currency contracts	—	2,075,879	—
Receivables:
Investment securities sold	4,559,241	26,439,251	238,945
Fund shares sold	1,410,658	26,211,476	709,598
Dividends and interest	2,668,991	73,537,123	1,496,050
Securities lending income	10	24,203	—
Tax reclaims	241,406	2,343,204	—
Variation margin on futures contracts	—	5,841,893	—
Variation margin on centrally cleared swap contracts	—	6,353	—
OTC swap contracts premiums paid	—	—	—
Other assets	95,729	228,623	73,950

Total assets	953,459,577	12,325,536,942	1,602,944,695

Liabilities:
Unrealized depreciation on foreign currency contracts	—	293,695	—
Bank overdraft	7,289	—	—
Obligation to return securities lending collateral	—	18,142,583	—
Unrealized depreciation on OTC swap contracts	—	—	—
Cash collateral due to broker on swap contracts	—	159,999	—
TBA sale commitments, at market value	—	—	—
Payables:
Investment securities purchased	4,628,858	44,065,724	1,496,050
Fund shares redeemed	657,681	12,351,450	1,378,119
Investment management fees	438,424	5,368,645	—
Transfer agent fees	197,107	1,291,916	279,484
Accounting services fees	14,082	180,485	18,554
Board of Directors’ fees	3,194	37,292	6,973
Variation margin on centrally cleared swap contracts	—	—	—
Variation margin on futures contracts	13,577	—	—
Foreign taxes	—	—	—
Distribution fees	45,247	629,608	82,590
Written options	—	—	—
Accrued expenses	70,136	621,967	117,649
OTC swap contracts premiums received	—	—	—

Total liabilities	6,075,595	83,143,364	3,379,419

Net assets	$947,383,982	$12,242,393,578	$1,599,565,276

Summary of Net Assets:
Capital stock and paid-in-capital	$778,995,055	$11,464,836,710	$1,519,558,022
Undistributed (distributions in excess of) net investment income	1,095,333	21,073,824	(31,380,582)
Accumulated net realized gain (loss)	29,540,578	252,378,190	129,335,308
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	137,753,016	504,104,854	(17,947,472)

Net assets	$947,383,982	$12,242,393,578	$1,599,565,276

Shares authorized	1,010,000,000	1,850,000,000	1,050,000,000

Par value	$0.0010	$0.0010	$0.0010

The accompanying notes are an integral part of these financial statements.

138

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

The Hartford Conservative Allocation Fund	The Hartford Global All-Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund

$370,839	$296,335,381	$2,362,519	$1,421,344	$75,298,488
120,181,159	—	654,501,232	451,144,812	—
—	—	—	—	536,516
—	3,665,000	—	—	—
—	187,125	—	—	—
—	436,422	—	—	175,624
—	3,363	—	—	62,796
—	2,242,346	—	—	152,974

33,204	15,067,304	38,334	217,392	1,273,131
25,281	390,002	271,518	173,952	35,190
101,781	1,026,310	98,797	174,578	441,763
—	4,165	—	—	4,415
—	175,711	—	—	20,219
—	183,279	—	—	608,154
—	—	—	—	—
—	54,471	—	—	184,700
58,726	138,245	66,298	67,177	120,462

120,770,990	319,909,124	657,338,698	453,199,255	78,914,432

—	2,138,758	—	—	4,601
—	771,122	—	—	—
—	2,786,687	—	—	3,689,988
—	68,111	—	—	79,712
—	—	—	—	30,000
—	8,244,664	—	—	1,092,095

101,322	12,591,131	94,918	172,627	1,719,708
89,471	188,057	802,900	394,149	511
9,948	170,304	53,756	37,462	32,544
22,612	46,222	160,203	89,443	2,544
1,393	5,313	7,619	5,245	1,279
555	1,223	2,653	1,923	242
—	8,225	—	—	1,552
—	—	—	—	—
—	123,423	—	—	1,887
6,850	10,929	36,528	25,446	2,585
—	103,903	—	—	24,445
19,989	60,967	57,276	48,488	22,475
—	260,396	—	—	260,826

252,140	27,579,435	1,215,853	774,783	6,966,994

$120,518,850	$292,329,689	$656,122,845	$452,424,472	$71,947,438

$124,236,417	$276,644,945	$622,375,115	$420,355,285	$85,793,014
(98,026)	440,553	(1,825,007)	(2,231,493)	4,335
(4,549,502)	(5,111,674)	1,435,408	19,680,192	(15,479,187)
929,961	20,355,865	34,137,329	14,620,488	1,629,276

$120,518,850	$292,329,689	$656,122,845	$452,424,472	$71,947,438

450,000,000	750,000,000	450,000,000	450,000,000	550,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

The accompanying notes are an integral part of these financial statements.

139

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

	The Hartford Balanced Fund	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund
Class A: Net asset value per share	$23.67	$14.04	$9.36

Maximum offering price per share	$25.05	$14.86	$9.90

Shares outstanding	25,966,584	230,114,646	132,388,292

Net Assets	$614,560,879	$3,230,068,993	$1,238,793,836

Class C: Net asset value per share	$23.66	$13.83	$9.29

Shares outstanding	7,184,577	263,063,809	30,079,890

Net Assets	$169,981,882	$3,638,359,174	$279,453,097

Class I: Net asset value per share	$23.66	$14.04	$9.37

Shares outstanding	2,141,284	242,565,429	6,124,698

Net Assets	$50,664,813	$3,405,663,517	$57,403,915

Class R3: Net asset value per share	$23.91	$14.08	$9.32

Shares outstanding	100,821	15,906,350	1,714,878

Net Assets	$2,410,244	$223,965,852	$15,978,600

Class R4: Net asset value per share	$23.96	$14.09	$9.33

Shares outstanding	71,584	7,572,052	599,908

Net Assets	$1,715,104	$106,690,153	$5,595,779

Class R5: Net asset value per share	$23.99	$14.11	$9.37

Shares outstanding	5,938	3,692,726	200,232

Net Assets	$142,460	$52,100,983	$1,876,627

Class R6: Net asset value per share	$24.00	$14.18	$—

Shares outstanding	408	5,433,707	—

Net Assets	$9,791	$77,067,258	$—

Class Y: Net asset value per share	$24.00	$14.18	$—

Shares outstanding	661,884	8,957,731	—

Net Assets	$15,883,925	$127,058,227	$—

Class F: Net asset value per share	$23.65	$14.05	$9.37

Shares outstanding	3,890,253	98,353,096	49,446

Net Assets	$92,014,884	$1,381,419,421	$463,422

Cost of investments	$806,783,143	$11,687,652,108	$—
Cost of investments in affiliated investment companies	$—	$—	$1,618,373,624
Cost of foreign currency	$—	$990,540	$—
Proceeds of TBA sale commitments	$—	$—	$—
Proceeds of written option contracts	$—	$—	$—
(1) Includes Investment in securities on loan, at value	$—	$17,740,897	$—

The accompanying notes are an integral part of these financial statements.

140

Hartford Multi-Strategy Funds

Statements of Assets and Liabilities – (continued)

April 30, 2018 (Unaudited)

The Hartford Conservative Allocation Fund	The Hartford Global All-Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund
$10.38	$10.61	$12.39	$12.07	$9.42

$10.98	$11.23	$13.11	$12.77	$9.86

7,997,855	9,177,050	39,153,041	26,277,640	1,359,118

$82,978,878	$97,363,417	$485,098,952	$317,169,809	$12,796,474

$10.24	$10.46	$12.18	$11.85	$9.42

2,432,069	5,156,366	10,914,087	7,740,998	900,644

$24,896,862	$53,935,833	$132,947,449	$91,756,792	$8,486,682

$10.38	$10.66	$12.31	$12.11	$9.41

144,151	4,449,325	920,348	735,979	1,792,837

$1,496,951	$47,407,880	$11,333,679	$8,909,738	$16,878,964

$10.37	$10.60	$12.10	$11.89	$9.42

600,422	175,574	926,214	1,768,191	239,517

$6,224,552	$1,861,719	$11,203,738	$21,022,845	$2,257,244

$10.38	$10.76	$12.32	$12.06	$9.42

274,924	57,589	772,913	609,219	241,219

$2,853,949	$619,416	$9,520,418	$7,347,407	$2,272,082

$10.41	$10.58	$12.40	$12.11	$9.41

197,607	6,140	484,613	512,367	242,939

$2,056,954	$64,928	$6,007,173	$6,206,772	$2,286,798

$—	$10.66	$—	$—	$—

—	929	—	—	—

$—	$9,910	$—	$—	$—

$—	$10.66	$—	$—	$9.41

—	2,510,466	—	—	2,822,601

$—	$26,769,104	$—	$—	$26,562,935

$10.39	$10.66	$12.32	$12.11	$9.41

1,031	6,034,105	928	917	43,167

$10,704	$64,297,482	$11,436	$11,109	$406,259

$370,839	$275,975,126	$2,362,519	$1,421,344	$74,329,415
$119,251,198	$—	$620,363,903	$436,524,324	$—
$—	$437,704	$—	$—	$177,296
$—	$8,296,057	$—	$—	$1,096,735
$—	$161,204	$—	$—	$185,535
$—	$2,804,583	$—	$—	$3,597,554

The accompanying notes are an integral part of these financial statements.

141

Hartford Multi-Strategy Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Balanced Fund	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund
Investment Income:
Dividends	$6,762,604	$88,675,371	$—
Dividends from affiliated investment companies	—	—	23,983,097
Interest	4,938,230	128,133,296	33
Securities lending	79	49,470	—
Less: Foreign tax withheld	(100,260)	(2,272,379)	—

Total investment income, net	11,600,653	214,585,758	23,983,130

Expenses:
Investment management fees	2,980,869	33,055,119	—
Administrative services fees
Class R3	2,451	225,359	17,479
Class R4	1,195	80,880	4,125
Class R5	71	23,238	1,069
Transfer agent fees
Class A	456,071	1,273,806	606,467
Class C	93,757	1,395,941	158,187
Class I	19,836	1,232,444	25,184
Class R3	239	4,251	1,023
Class R4	156	2,418	343
Class R5	14	945	114
Class R6	—	269	—
Class Y	2,320	27,263	—
Class F	18	76	3
Distribution fees
Class A	785,954	4,108,373	1,609,704
Class C	852,506	18,397,312	1,469,867
Class R3	6,127	563,397	43,697
Class R4	1,993	134,801	6,874
Custodian fees	3,873	100,044	96
Registration and filing fees	88,703	299,841	68,451
Accounting services fees	85,760	1,092,172	116,663
Board of Directors’ fees	12,685	161,800	22,994
Audit fees	7,934	16,440	7,745
Other expenses	84,144	839,133	123,250

Total expenses (before waivers and fees paid indirectly)	5,486,676	63,035,322	4,283,335
Expense waivers	(214)	(52,758)	—
Management fee waivers	—	—	—
Distribution fee reimbursements	(16,114)	(8,915)	(5,144)
Commission recapture	—	(17,282)	—

Total waivers and fees paid indirectly	(16,328)	(78,955)	(5,144)

Total expenses, net	5,470,348	62,956,367	4,278,191

Net Investment Income (Loss)	6,130,305	151,629,391	19,704,939

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Capital gain distributions received from underlying funds	—	—	124,460,456
Net realized gain (loss) on investments	31,647,268	241,749,822	—
Less: Foreign taxes paid on realized capital gains	—	—	—
Net realized gain (loss) on investments in affiliated investment companies	—	—	4,874,765
Net realized gain (loss) on purchased options contracts	—	—	—
Net realized gain (loss) on futures contracts	63,330	12,051,334	—
Net realized gain (loss) on written options contracts	—	—	—
Net realized gain (loss) on swap contracts	—	(505,358)	—
Net realized gain (loss) on foreign currency contracts	—	(1,674,913)	—
Net realized gain (loss) on other foreign currency transactions	15,218	(87,571)	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	31,725,816	251,533,314	129,335,221

The accompanying notes are an integral part of these financial statements.

142

Hartford Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

The Hartford Conservative Allocation Fund	The Hartford Global All-Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund

$—	$2,101,862	$—	$—	$677,317
3,151,968	—	12,199,138	10,540,971	—
459	1,798,021	5,898	1,951	923,655
—	6,379	—	—	7,781
—	(113,601)	—	—	(14,493)

3,152,427	3,792,661	12,205,036	10,542,922	1,594,260

61,976	1,154,145	333,518	232,815	193,101

6,574	1,936	11,469	21,337	2,212
2,057	684	7,626	5,597	1,670
1,042	10	2,924	3,166	1,120

50,893	68,348	356,305	194,852	3,235
19,415	35,296	101,709	58,094	3,450
971	20,631	4,418	5,112	5,125
312	193	559	644	83
136	92	270	291	77
91	2	119	163	77
—	—	—	—	—
—	6,202	—	—	119
—	17	—	—	2

106,600	126,531	623,730	408,736	15,083
128,003	284,359	691,036	472,211	37,429
16,435	4,841	28,673	53,343	5,530
3,428	1,140	12,711	9,328	2,783
96	33,023	96	96	9,341
57,189	57,374	61,316	59,643	58,188
8,677	33,005	47,323	32,594	7,251
1,730	4,129	9,188	6,377	870
7,952	44,183	7,890	12,430	16,126
14,547	25,308	53,811	37,438	8,845

488,124	1,901,449	2,354,691	1,614,267	371,717
(19,368)	(168,593)	—	—	(85,461)
—	(16,266)	—	—	—
(1,957)	(587)	(10,166)	(7,984)	(26,903)
—	(373)	—	—	—

(21,325)	(185,819)	(10,166)	(7,984)	(112,364)

466,799	1,715,630	2,344,525	1,606,283	259,353

2,685,628	2,077,031	9,860,511	8,936,639	1,334,907

1,711,609	—	22,348,891	11,166,475	—
—	15,940,649	—	—	1,150,489
—	(41,833)	—	—	(588)
1,557,959	—	16,054,161	8,513,776	—
—	2,301,370	—	—	519,845
—	(2,373,691)	—	—	(1,148,412)
—	(930,864)	—	—	64,475
—	(579,631)	—	—	471,937
—	(2,540,549)	—	—	(147,611)
—	(226,180)	—	—	14,677

3,269,568	11,549,271	38,403,052	19,680,251	924,812

The accompanying notes are an integral part of these financial statements.

143

Hartford Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

	The Hartford Balanced Fund	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$(26,910,356)	$(552,579,463)	$—
Net unrealized appreciation (depreciation) of investments in affiliated investment companies	—	—	(122,548,707)
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	—
Net unrealized appreciation (depreciation) of futures contracts	52,951	(2,123,133)	—
Net unrealized appreciation (depreciation) of written options contracts	—	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	172,795	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	513,269	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(5,523)	(124,716)	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(26,862,928)	(554,141,248)	(122,548,707)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	4,862,888	(302,607,934)	6,786,514

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,993,193	$(150,978,543)	$26,491,453

The accompanying notes are an integral part of these financial statements.

144

Hartford Multi-Strategy Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2018 (Unaudited)

The Hartford Conservative Allocation Fund	The Hartford Global All-Asset Fund (consolidated)	The Hartford Growth Allocation Fund	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund

$—	$(13,848,712)	$—	$—	$(1,322,492)
(4,959,216)	—	(28,789,751)	(19,594,836)	—
—	(453,433)	—	—	(167,261)
—	1,257,232	—	—	763,025
—	(47,281)	—	—	150,730
—	105,250	—	—	38,146
—	188,249	—	—	70,727
—	(26,292)	—	—	(3,638)

(4,959,216)	(12,824,987)	(28,789,751)	(19,594,836)	(470,763)

(1,689,648)	(1,275,716)	9,613,301	85,415	454,049

$995,980	$801,315	$19,473,812	$9,022,054	$1,788,956

The accompanying notes are an integral part of these financial statements.

145

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets

	The Hartford Balanced Fund		The Hartford Balanced Income Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$6,130,305	$11,006,399	$151,629,391	$260,056,066
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	31,725,816	54,675,404	251,533,314	350,572,008
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(26,862,928)	53,057,343	(554,141,248)	492,753,838

Net Increase (Decrease) in Net Assets Resulting from Operations	10,993,193	118,739,146	(150,978,543)	1,103,381,912

Distributions to Shareholders:
From net investment income
Class A	(3,998,188)	(7,614,132)	(41,532,009)	(78,755,520)
Class B	—	(951)	—	(68,768)
Class C	(473,030)	(891,204)	(33,547,163)	(62,442,675)
Class I	(434,216)	(1,006,225)	(47,867,648)	(90,330,413)
Class R3	(11,832)	(26,626)	(2,481,831)	(4,383,569)
Class R4	(9,963)	(15,746)	(1,329,406)	(2,573,002)
Class R5	(1,107)	(2,541)	(638,046)	(1,099,532)
Class R6	(43)	—	(1,004,191)	(585,077)
Class Y	(120,464)	(151,905)	(1,804,448)	(2,721,304)
Class F	(693,379)	(250,092)	(18,431,592)	(7,259,039)

Total from net investment income	(5,742,222)	(9,959,422)	(148,636,334)	(250,218,899)

From net realized gain on investments
Class A	—	—	(95,183,567)	(33,832,328)
Class B	—	—	—	(64,307)
Class C	—	—	(108,027,754)	(35,761,372)
Class I	—	—	(99,188,732)	(28,196,118)
Class R3	—	—	(6,495,371)	(1,928,904)
Class R4	—	—	(3,171,586)	(1,137,476)
Class R5	—	—	(1,315,341)	(366,066)
Class R6	—	—	(1,843,112)	(105,031)
Class Y	—	—	(3,696,408)	(949,044)
Class F	—	—	(34,890,490)	—

Total from net realized gain on investments	—	—	(353,812,361)	(102,340,646)

Total distributions	(5,742,222)	(9,959,422)	(502,448,695)	(352,559,545)

Capital Share Transactions:
Sold	93,481,788	255,260,189	1,799,703,225	5,532,140,891
Issued on reinvestment of distributions	5,575,208	9,641,127	464,082,804	323,516,298
Redeemed	(92,516,122)	(245,295,089)	(1,334,142,741)	(3,593,585,698)

Net increase (decrease) from capital share transactions	6,540,874	19,606,227	929,643,288	2,262,071,491

Net Increase (Decrease) in Net Assets	11,791,845	128,385,951	276,216,050	3,012,893,858

Net Assets:
Beginning of period	935,592,137	807,206,186	11,966,177,528	8,953,283,670

End of period	$947,383,982	$935,592,137	$12,242,393,578	$11,966,177,528

Undistributed (distributions in excess of) net investment income	$1,095,333	$707,250	$21,073,824	$18,080,767

The accompanying notes are an integral part of these financial statements.

146

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

The Hartford Checks and Balances Fund		The Hartford Conservative Allocation Fund		The Hartford Global All-Asset Fund (consolidated)
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$19,704,939	$22,937,257	$2,685,628	$1,437,403	$2,077,031	$3,542,801
129,335,221	209,613,206	3,269,568	6,297,871	11,549,271	20,863,281
(122,548,707)	16,296,777	(4,959,216)	4,368,049	(12,824,987)	23,352,718

26,491,453	248,847,240	995,980	12,103,323	801,315	47,758,800

(42,527,984)	(17,364,993)	(2,551,364)	(1,204,620)	(12,561,356)	(1,854,988)
—	(55,998)	—	—	—	—
(8,693,532)	(1,536,844)	(550,230)	(160,816)	(6,706,368)	(532,959)
(2,019,566)	(746,488)	(56,095)	(21,644)	(6,010,143)	(887,391)
(548,137)	(147,023)	(189,259)	(98,281)	(238,211)	(25,727)
(178,588)	(59,900)	(85,069)	(30,660)	(169,983)	(18,947)
(73,078)	(47,946)	(64,019)	(38,830)	(1,551)	(228)
—	—	—	—	—	—
—	—	—	—	(3,723,051)	(1,800,779)
(17,536)	(5,165)	(351)	—	(7,894,617)	—

(54,058,421)	(19,964,357)	(3,496,387)	(1,554,851)	(37,305,280)	(5,121,019)

(117,889,011)	(93,801,890)	—	—	—	—
—	(1,974,522)	—	—	—	—
(27,057,773)	(22,032,763)	—	—	—	—
(5,333,073)	(2,837,906)	—	—	—	—
(1,631,385)	(1,028,204)	—	—	—	—
(491,956)	(304,171)	—	—	—	—
(262,222)	(336,732)	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(130,158)	—	—	—	—	—

(152,795,578)	(122,316,188)	—	—	—	—

(206,853,999)	(142,280,545)	(3,496,387)	(1,554,851)	(37,305,280)	(5,121,019)

57,568,044	165,169,794	7,099,082	22,242,959	22,006,320	90,402,058
204,903,109	140,746,150	3,420,676	1,521,051	33,187,815	4,564,892
(198,915,509)	(499,782,544)	(14,835,213)	(49,530,339)	(39,337,848)	(156,481,715)

63,555,644	(193,866,600)	(4,315,455)	(25,766,329)	15,856,287	(61,514,765)

(116,806,902)	(87,299,905)	(6,815,862)	(15,217,857)	(20,647,678)	(18,876,984)

1,716,372,178	1,803,672,083	127,334,712	142,552,569	312,977,367	331,854,351

$1,599,565,276	$1,716,372,178	$120,518,850	$127,334,712	$292,329,689	$312,977,367

$(31,380,582)	$2,972,900	$(98,026)	$712,733	$440,553	$35,668,802

The accompanying notes are an integral part of these financial statements.

147

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Growth Allocation Fund		Hartford Moderate Allocation Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Operations:
Net investment income (loss)	$9,860,511	$3,238,502	$8,936,639	$3,558,718
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	38,403,052	64,320,805	19,680,251	33,464,921
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(28,789,751)	55,127,641	(19,594,836)	31,140,975

Net Increase (Decrease) in Net Assets Resulting from Operations	19,473,812	122,686,948	9,022,054	68,164,614

Distributions to Shareholders:
From net investment income
Class A	(11,718,445)	(2,159,813)	(8,796,169)	(3,247,300)
Class B	—	—	—	—
Class C	(2,249,137)	—	(1,850,246)	(169,122)
Class I	(300,459)	(57,320)	(262,104)	(95,654)
Class R3	(234,716)	(13,223)	(519,925)	(139,506)
Class R4	(246,007)	(52,512)	(201,409)	(68,158)
Class R5	(144,172)	(38,687)	(186,089)	(81,472)
Class R6	—	—	—	—
Class Y	—	—	—	—
Class F	(306)	—	(331)	—

Total from net investment income	(14,893,242)	(2,321,555)	(11,816,273)	(3,801,212)

From net realized gain on investments
Class A	—	—	(7,097,453)	—
Class B	—	—	—	—
Class C	—	—	(2,100,292)	—
Class I	—	—	(193,211)	—
Class R3	—	—	(483,580)	—
Class R4	—	—	(164,016)	—
Class R5	—	—	(136,759)	—
Class R6	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	(234)	—

Total from net realized gain on investments	—	—	(10,175,545)	—

Total distributions	(14,893,242)	(2,321,555)	(21,991,818)	(3,801,212)

Capital Share Transactions:
Sold	22,057,185	47,456,569	15,745,025	33,703,969
Issued on reinvestment of distributions	14,636,532	2,285,692	21,643,392	3,737,369
Redeemed	(67,775,821)	(193,328,384)	(47,719,247)	(139,793,975)

Net increase (decrease) from capital share transactions	(31,082,104)	(143,586,123)	(10,330,830)	(102,352,637)

Net Increase (Decrease) in Net Assets	(26,501,534)	(23,220,730)	(23,300,594)	(37,989,235)

Net Assets:
Beginning of period	682,624,379	705,845,109	475,725,066	513,714,301

End of period	$656,122,845	$682,624,379	$452,424,472	$475,725,066

Undistributed (distributions in excess of) net investment income	$(1,825,007)	$3,207,724	$(2,231,493)	$648,141

The accompanying notes are an integral part of these financial statements.

148

Hartford Multi-Strategy Funds

Statements of Changes in Net Assets – (continued)

Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$1,334,907	$2,855,841
924,812	318,623
(470,763)	2,614,297

1,788,956	5,788,761

(386,875)	(428,371)
—	—
(214,470)	(192,115)
(433,006)	(562,058)
(70,026)	(82,400)
(71,250)	(85,986)
(73,023)	(90,017)
—	—
(852,321)	(1,310,046)
(13,726)	(7,485)

(2,114,697)	(2,758,478)

—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—

—	—

(2,114,697)	(2,758,478)

13,235,985	11,918,392
2,073,387	2,727,999
(7,835,083)	(24,887,322)

7,474,289	(10,240,931)

7,148,548	(7,210,648)

64,798,890	72,009,538

$71,947,438	$64,798,890

$4,335	$784,125

The accompanying notes are an integral part of these financial statements.

149

Hartford Multi-Strategy Funds

Financial Highlights

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Balanced Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$23.53	$0.16	$0.13		$0.29	$(0.15)	$—	$—	$(0.15)	$23.67	1.24	%(5)	$614,561	1.08	%(6)	1.08	%(6)	1.36	%(6)	15%
C	23.53	0.08	0.12		0.20	(0.07)	—	—	(0.07)	23.66	0.83	(5)	169,982	1.80	(6)	1.79	(6)	0.64	(6)	15
I	23.53	0.20	0.12		0.32	(0.19)	—	—	(0.19)	23.66	1.36	(5)	50,665	0.76	(6)	0.76	(6)	1.68	(6)	15
R3	23.77	0.13	0.13		0.26	(0.12)	—	—	(0.12)	23.91	1.08	(5)	2,410	1.41	(6)	1.36	(6)	1.07	(6)	15
R4	23.82	0.16	0.13		0.29	(0.15)	—	—	(0.15)	23.96	1.22	(5)	1,715	1.10	(6)	1.08	(6)	1.35	(6)	15
R5	23.85	0.20	0.13		0.33	(0.19)	—	—	(0.19)	23.99	1.37	(5)	142	0.80	(6)	0.78	(6)	1.64	(6)	15
R6(7)	24.62	0.07	(0.58	)(10)	(0.51)	(0.11)	—	—	(0.11)	24.00	1.41	(5)	10	0.62	(6)	0.62	(6)	1.69	(6)	15
Y	23.86	0.21	0.12		0.33	(0.19)	—	—	(0.19)	24.00	1.40	(5)	15,884	0.71	(6)	0.71	(6)	1.71	(6)	15
F	23.52	0.21	0.12		0.33	(0.20)	—	—	(0.20)	23.65	1.40	(5)	92,015	0.68	(6)	0.68	(6)	1.74	(6)	15

For the Year Ended October 31, 2017
A	$20.76	$0.31	$2.74		$3.05	$(0.28)	$—	$—	$(0.28)	$23.53	14.76%		$628,048	1.11%		1.10%		1.37%		34%
C	20.76	0.15	2.74		2.89	(0.12)	—	—	(0.12)	23.53	13.95		168,686	1.82		1.81		0.67		34
I	20.76	0.36	2.74		3.10	(0.33)	—	—	(0.33)	23.53	15.02		52,216	0.88		0.88		1.61		34
R3	20.97	0.25	2.76		3.01	(0.21)	—	—	(0.21)	23.77	14.40		2,412	1.45		1.40		1.11		34
R4	21.02	0.30	2.78		3.08	(0.28)	—	—	(0.28)	23.82	14.75		1,464	1.15		1.10		1.32		34
R5	21.04	0.38	2.77		3.15	(0.34)	—	—	(0.34)	23.85	15.09		139	0.87		0.80		1.71		34
Y	21.05	0.38	2.79		3.17	(0.36)	—	—	(0.36)	23.86	15.16		12,753	0.75		0.75		1.68		34
F(8)	22.21	0.20	1.39		1.59	(0.28)	—	—	(0.28)	23.52	7.23	(5)	69,874	0.72	(6)	0.72	(6)	1.25	(6)	34

For the Year Ended October 31, 2016
A	$20.87	$0.30	$(0.01	)(10)	$0.29	$(0.40)	$—	$—	$(0.40)	$20.76	1.43%		$601,415	1.15%		1.15	%(11)	1.43%		26%
B	20.78	0.12	(0.02	)(10)	0.10	(0.20)	—	—	(0.20)	20.68	0.50		2,228	2.39		2.05	(11)	0.59		26
C	20.87	0.15	—	(12)	0.15	(0.26)	—	—	(0.26)	20.76	0.74		161,160	1.85		1.85	(11)	0.73		26
I	20.86	0.33	0.04		0.37	(0.47)	—	—	(0.47)	20.76	1.80		31,260	0.85		0.85	(11)	1.59		26
R3	21.09	0.24	0.01		0.25	(0.37)	—	—	(0.37)	20.97	1.18		3,174	1.47		1.41	(11)	1.13		26
R4	21.13	0.31	—	(12)	0.31	(0.42)	—	—	(0.42)	21.02	1.47		683	1.18		1.11	(11)	1.47		26
R5	21.14	0.36	0.02		0.38	(0.48)	—	—	(0.48)	21.04	1.81		242	0.88		0.81	(11)	1.74		26
Y	21.15	0.39	—	(12)	0.39	(0.49)	—	—	(0.49)	21.05	1.87		7,044	0.75		0.75	(11)	1.87		26

For the Year Ended October 31, 2015
A	$20.54	$0.25	$0.33		$0.58	$(0.25)	$—	$—	$(0.25)	$20.87	2.84%		$607,698	1.15%		1.15%		1.20%		22%
B	20.42	0.07	0.33		0.40	(0.04)	—	—	(0.04)	20.78	1.98		5,246	2.27		1.99		0.35		22
C	20.54	0.11	0.33		0.44	(0.11)	—	—	(0.11)	20.87	2.15		153,455	1.84		1.84		0.52		22
I(13)	21.08	0.19	(0.24)		(0.05)	(0.17)	—	—	(0.17)	20.86	(0.19	)(5)	7,436	0.86	(6)	0.86	(6)	1.59	(6)	22
R3	20.75	0.20	0.34		0.54	(0.20)	—	—	(0.20)	21.09	2.62		1,361	1.49		1.40		0.97		22
R4	20.78	0.26	0.34		0.60	(0.25)	—	—	(0.25)	21.13	2.90		594	1.16		1.10		1.25		22
R5	20.80	0.33	0.33		0.66	(0.32)	—	—	(0.32)	21.14	3.19		164	0.87		0.80		1.56		22
Y	20.82	0.35	0.31		0.66	(0.33)	—	—	(0.33)	21.15	3.22		7,600	0.74		0.74		1.65		22

For the Year Ended October 31, 2014
A	$18.62	$0.23	$1.92		$2.15	$(0.23)	$—	$—	$(0.23)	$20.54	11.60%		$585,217	1.17%		1.17%		1.17%		39%
B	18.50	0.06	1.91		1.97	(0.05)	—	—	(0.05)	20.42	10.64		8,635	2.27		2.04		0.33		39
C	18.63	0.09	1.92		2.01	(0.10)	—	—	(0.10)	20.54	10.82		126,773	1.86		1.86		0.47		39
R3	18.81	0.18	1.94		2.12	(0.18)	—	—	(0.18)	20.75	11.32		593	1.50		1.40		0.93		39
R4	18.83	0.24	1.95		2.19	(0.24)	—	—	(0.24)	20.78	11.67		786	1.16		1.10		1.22		39
R5	18.85	0.30	1.95		2.25	(0.30)	—	—	(0.30)	20.80	12.02		157	0.86		0.80		1.53		39
Y	18.87	0.32	1.95		2.27	(0.32)	—	—	(0.32)	20.82	12.08		2,147	0.74		0.74		1.59		39

The accompanying notes are an integral part of these financial statements.

150

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Balanced Fund - (continued)
For the Year Ended October 31, 2013
A	$16.06	$0.22	$2.56	$2.78	$(0.22)	$—	$—	$(0.22)	$18.62	17.40%		$542,452	1.21%		1.18%		1.24%		27%
B	15.94	0.07	2.54	2.61	(0.05)	—	—	(0.05)	18.50	16.43		12,206	2.27		2.04		0.42		27
C	16.07	0.09	2.57	2.66	(0.10)	—	—	(0.10)	18.63	16.58		100,230	1.89		1.89		0.52		27
R3	16.23	0.17	2.59	2.76	(0.18)	—	—	(0.18)	18.81	17.11		641	1.51		1.40		0.98		27
R4	16.23	0.24	2.59	2.83	(0.23)	—	—	(0.23)	18.83	17.55		531	1.15		1.10		1.35		27
R5	16.26	0.28	2.59	2.87	(0.28)	—	—	(0.28)	18.85	17.81		140	0.86		0.80		1.62		27
Y	16.27	0.30	2.59	2.89	(0.29)	—	—	(0.29)	18.87	17.92		1,979	0.74		0.74		1.69		27

The Hartford Balanced Income Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$14.80	$0.19	$(0.34)	$(0.15)	$(0.18)	$(0.43)	$—	$(0.61)	$14.04	(1.12	)%(5)	$3,230,069	0.91	%(6)	0.91	%(6)	2.60	%(6)	22%
C	14.59	0.13	(0.33)	(0.20)	(0.13)	(0.43)	—	(0.56)	13.83	(1.50	)(5)	3,638,359	1.66	(6)	1.66	(6)	1.85	(6)	22
I	14.80	0.21	(0.34)	(0.13)	(0.20)	(0.43)	—	(0.63)	14.04	(1.00	)(5)	3,405,664	0.65	(6)	0.65	(6)	2.85	(6)	22
R3	14.84	0.16	(0.33)	(0.17)	(0.16)	(0.43)	—	(0.59)	14.08	(1.28	)(5)	223,966	1.28	(6)	1.25	(6)	2.25	(6)	22
R4	14.85	0.18	(0.33)	(0.15)	(0.18)	(0.43)	—	(0.61)	14.09	(1.14	)(5)	106,690	0.99	(6)	0.95	(6)	2.55	(6)	22
R5	14.87	0.20	(0.33)	(0.13)	(0.20)	(0.43)	—	(0.63)	14.11	(1.00	)(5)	52,101	0.68	(6)	0.68	(6)	2.82	(6)	22
R6	14.94	0.21	(0.34)	(0.13)	(0.20)	(0.43)	—	(0.63)	14.18	(0.95	)(5)	77,067	0.58	(6)	0.58	(6)	2.91	(6)	22
Y	14.94	0.21	(0.34)	(0.13)	(0.20)	(0.43)	—	(0.63)	14.18	(0.98	)(5)	127,058	0.62	(6)	0.62	(6)	2.89	(6)	22
F	14.80	0.21	(0.33)	(0.12)	(0.20)	(0.43)	—	(0.63)	14.05	(0.89	)(5)	1,381,419	0.58	(6)	0.58	(6)	2.92	(6)	22

For the Year Ended October 31, 2017
A	$13.80	$0.37	$1.14	$1.51	$(0.36)	$(0.15)	$—	$(0.51)	$14.80	11.16%		$3,297,181	0.92%		0.92%		2.63%		39%
C	13.61	0.26	1.12	1.38	(0.25)	(0.15)	—	(0.40)	14.59	10.37		3,657,126	1.66		1.66		1.89		39
I	13.80	0.41	1.13	1.54	(0.39)	(0.15)	—	(0.54)	14.80	11.41		3,351,891	0.69		0.69		2.86		39
R3	13.84	0.33	1.13	1.46	(0.31)	(0.15)	—	(0.46)	14.84	10.79		222,526	1.30		1.24		2.30		39
R4	13.85	0.37	1.13	1.50	(0.35)	(0.15)	—	(0.50)	14.85	11.10		109,315	1.00		0.94		2.61		39
R5	13.86	0.41	1.14	1.55	(0.39)	(0.15)	—	(0.54)	14.87	11.44		45,300	0.70		0.69		2.85		39
R6	13.93	0.42	1.14	1.56	(0.40)	(0.15)	—	(0.55)	14.94	11.48		31,234	0.60		0.60		2.89		39
Y	13.93	0.42	1.14	1.56	(0.40)	(0.15)	—	(0.55)	14.94	11.46		124,655	0.62		0.62		2.91		39
F(8)	14.20	0.24	0.66	0.90	(0.30)	—	—	(0.30)	14.80	6.41	(5)	1,126,948	0.60	(6)	0.60	(6)	2.47	(6)	39

For the Year Ended October 31, 2016
A	$13.41	$0.37	$0.57	$0.94	$(0.33)	$(0.22)	$—	$(0.55)	$13.80	7.29%		$3,076,342	0.96%		0.96	%(14)	2.73%		36%
B	13.37	0.37	0.57	0.94	(0.32)	(0.22)	—	(0.54)	13.77	7.30		6,529	1.08		1.00	(14)	2.74		36
C	13.24	0.26	0.57	0.83	(0.24)	(0.22)	—	(0.46)	13.61	6.48		3,171,408	1.69		1.69	(14)	1.99		36
I	13.41	0.40	0.58	0.98	(0.37)	(0.22)	—	(0.59)	13.80	7.57		2,290,723	0.70		0.70	(14)	2.95		36
R3	13.45	0.33	0.58	0.91	(0.30)	(0.22)	—	(0.52)	13.84	6.98		174,319	1.32		1.25	(14)	2.43		36
R4	13.45	0.37	0.59	0.96	(0.34)	(0.22)	—	(0.56)	13.85	7.36		106,451	1.02		0.95	(14)	2.71		36
R5	13.47	0.40	0.58	0.98	(0.37)	(0.22)	—	(0.59)	13.86	7.53		31,698	0.72		0.70	(14)	2.97		36
R6	13.53	0.41	0.59	1.00	(0.38)	(0.22)	—	(0.60)	13.93	7.65		9,636	0.62		0.62	(14)	3.04		36
Y	13.53	0.41	0.59	1.00	(0.38)	(0.22)	—	(0.60)	13.93	7.65		86,177	0.62		0.62	(14)	3.00		36

The accompanying notes are an integral part of these financial statements.

151

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Balanced Income Fund - (continued)
For the Year Ended October 31, 2015
A	$13.72	$0.33	$(0.10)	$0.23	$(0.33)	$(0.21)	$—	$(0.54)	$13.41	1.77%		$2,635,923	0.95%		0.95%		2.48%		39%
B	13.69	0.35	(0.14)	0.21	(0.32)	(0.21)	—	(0.53)	13.37	1.63		12,811	1.06		0.99		2.56		39
C	13.56	0.25	(0.12)	0.13	(0.24)	(0.21)	—	(0.45)	13.24	1.01		2,414,291	1.69		1.69		1.84		39
I	13.72	0.38	(0.11)	0.27	(0.37)	(0.21)	—	(0.58)	13.41	2.04		1,274,683	0.69		0.69		2.85		39
R3	13.77	0.31	(0.13)	0.18	(0.29)	(0.21)	—	(0.50)	13.45	1.40		127,608	1.31		1.24		2.30		39
R4	13.77	0.35	(0.13)	0.22	(0.33)	(0.21)	—	(0.54)	13.45	1.70		66,468	1.01		0.94		2.60		39
R5	13.78	0.38	(0.11)	0.27	(0.37)	(0.21)	—	(0.58)	13.47	2.03		22,907	0.71		0.69		2.84		39
R6	13.90	0.33	(0.12)	0.21	(0.37)	(0.21)	—	(0.58)	13.53	1.65	(5)	6,072	0.67	(6)	0.64	(6)	2.50	(6)	39
Y	13.84	0.40	(0.12)	0.28	(0.38)	(0.21)	—	(0.59)	13.53	2.10		32,808	0.61		0.61		2.92		39

For the Year Ended October 31, 2014
A	$13.05	$0.34	$0.83	$1.17	$(0.32)	$(0.18)	$—	$(0.50)	$13.72	9.19%		$2,317,429	0.97%		0.97%		2.56%		40%
B	13.01	0.34	0.84	1.18	(0.32)	(0.18)	—	(0.50)	13.69	9.25		18,846	1.07		0.99		2.56		40
C	12.91	0.24	0.82	1.06	(0.23)	(0.18)	—	(0.41)	13.56	8.39		1,884,930	1.70		1.70		1.81		40
I	13.05	0.38	0.83	1.21	(0.36)	(0.18)	—	(0.54)	13.72	9.47		1,031,554	0.70		0.70		2.80		40
R3	13.10	0.30	0.84	1.14	(0.29)	(0.18)	—	(0.47)	13.77	8.90		106,894	1.32		1.24		2.26		40
R4	13.10	0.35	0.83	1.18	(0.33)	(0.18)	—	(0.51)	13.77	9.19		54,196	1.02		0.94		2.58		40
R5	13.11	0.38	0.83	1.21	(0.36)	(0.18)	—	(0.54)	13.78	9.44		13,069	0.73		0.69		2.83		40
Y	13.16	0.39	0.84	1.23	(0.37)	(0.18)	—	(0.55)	13.84	9.55		24,484	0.62		0.62		2.89		40

For the Year Ended October 31, 2013
A	$12.24	$0.32	$0.94	$1.26	$(0.30)	$(0.15)	$—	$(0.45)	$13.05	10.57%		$1,879,401	0.99%		0.96%		2.53%		32%
B	12.20	0.32	0.94	1.26	(0.30)	(0.15)	—	(0.45)	13.01	10.60		20,966	1.10		0.96		2.55		32
C	12.13	0.22	0.93	1.15	(0.22)	(0.15)	—	(0.37)	12.91	9.70		1,326,973	1.72		1.70		1.78		32
I	12.24	0.35	0.94	1.29	(0.33)	(0.15)	—	(0.48)	13.05	10.84		598,310	0.73		0.71		2.77		32
R3	12.29	0.29	0.94	1.23	(0.27)	(0.15)	—	(0.42)	13.10	10.27		59,155	1.33		1.22		2.26		32
R4	12.28	0.32	0.95	1.27	(0.30)	(0.15)	—	(0.45)	13.10	10.64		37,128	1.03		0.91		2.55		32
R5	12.29	0.36	0.94	1.30	(0.33)	(0.15)	—	(0.48)	13.11	10.90		9,269	0.73		0.69		2.80		32
Y	12.34	0.36	0.95	1.31	(0.34)	(0.15)	—	(0.49)	13.16	10.91		14,384	0.63		0.62		2.81		32

The Hartford Checks and Balances Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$10.45	$0.12	$0.06	$0.18	$(0.32)	$(0.95)	$—	$(1.27)	$9.36	1.57	%(5)	$1,238,794	0.38	%(6)	0.38	%(6)	2.49	%(6)	9%
C	10.38	0.08	0.06	0.14	(0.28)	(0.95)	—	(1.23)	9.29	1.19	(5)	279,453	1.15	(6)	1.15	(6)	1.74	(6)	9
I	10.47	0.13	0.05	0.18	(0.33)	(0.95)	—	(1.28)	9.37	1.59	(5)	57,404	0.13	(6)	0.13	(6)	2.75	(6)	9
R3	10.41	0.10	0.06	0.16	(0.30)	(0.95)	—	(1.25)	9.32	1.38	(5)	15,979	0.75	(6)	0.75	(6)	2.13	(6)	9
R4	10.42	0.12	0.05	0.17	(0.31)	(0.95)	—	(1.26)	9.33	1.54	(5)	5,596	0.45	(6)	0.45	(6)	2.41	(6)	9
R5	10.47	0.13	0.05	0.18	(0.33)	(0.95)	—	(1.28)	9.37	1.59	(5)	1,877	0.15	(6)	0.15	(6)	2.75	(6)	9
F	10.46	0.11	0.08	0.19	(0.33)	(0.95)	—	(1.28)	9.37	1.73	(5)	463	0.04	(6)	0.04	(6)	2.20	(6)	9

For the Year Ended October 31, 2017
A	$9.85	$0.14	$1.28	$1.42	$(0.13)	$(0.69)	$—	$(0.82)	$10.45	15.27%		$1,326,959	0.38%		0.38%		1.44%		3%
C	9.78	0.07	1.27	1.34	(0.05)	(0.69)	—	(0.74)	10.38	14.46		303,378	1.13		1.13		0.70		3
I	9.86	0.16	1.29	1.45	(0.15)	(0.69)	—	(0.84)	10.47	15.63		58,494	0.16		0.16		1.63		3
R3	9.81	0.10	1.28	1.38	(0.09)	(0.69)	—	(0.78)	10.41	14.89		18,645	0.75		0.75		1.04		3
R4	9.82	0.13	1.28	1.41	(0.12)	(0.69)	—	(0.81)	10.42	15.24		5,372	0.45		0.45		1.35		3
R5	9.86	0.20	1.25	1.45	(0.15)	(0.69)	—	(0.84)	10.47	15.66		2,082	0.14		0.14		1.99		3
F(8)	9.86	0.11	0.60	0.71	(0.11)	—	—	(0.11)	10.46	7.27	(5)	1,441	0.04	(6)	0.04	(6)	1.57	(6)	3

The accompanying notes are an integral part of these financial statements.

152

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Checks and Balances Fund - (continued)
For the Year Ended October 31, 2016
A	$10.81	$0.14	$0.11	$0.25	$(0.19)	$(1.02)	$—	$(1.21)	$9.85	2.78%		$1,386,748	0.41%		0.41%		1.46%		8%
B	10.76	0.07	0.09	0.16	(0.09)	(1.02)	—	(1.11)	9.81	1.93		32,027	1.21		1.21		0.72		8
C	10.75	0.07	0.09	0.16	(0.11)	(1.02)	—	(1.13)	9.78	1.94		321,436	1.16		1.16		0.71		8
I	10.83	0.17	0.09	0.26	(0.21)	(1.02)	—	(1.23)	9.86	2.97		39,557	0.19		0.19		1.69		8
R3	10.78	0.10	0.10	0.20	(0.15)	(1.02)	—	(1.17)	9.81	2.35		14,554	0.77		0.77		1.05		8
R4	10.79	0.13	0.10	0.23	(0.18)	(1.02)	—	(1.20)	9.82	2.64		4,457	0.47		0.47		1.38		8
R5	10.82	0.16	0.11	0.27	(0.21)	(1.02)	—	(1.23)	9.86	3.04		4,893	0.16		0.16		1.69		8

For the Year Ended October 31, 2015
A	$11.89	$0.14	$0.11	$0.25	$(0.43)	$(0.90)	$—	$(1.33)	$10.81	2.38%		$1,443,659	0.39%		0.39%		1.26%		7%
B	11.83	0.07	0.10	0.17	(0.34)	(0.90)	—	(1.24)	10.76	1.64		87,066	1.20		1.20		0.64		7
C	11.83	0.05	0.12	0.17	(0.35)	(0.90)	—	(1.25)	10.75	1.64		351,257	1.14		1.14		0.47		7
I	11.90	0.21	0.07	0.28	(0.45)	(0.90)	—	(1.35)	10.83	2.64		36,770	0.16		0.16		1.93		7
R3	11.86	0.08	0.13	0.21	(0.39)	(0.90)	—	(1.29)	10.78	2.03		13,247	0.75		0.75		0.73		7
R4	11.87	0.12	0.13	0.25	(0.43)	(0.90)	—	(1.33)	10.79	2.33		4,652	0.45		0.45		1.13		7
R5	11.90	0.15	0.13	0.28	(0.46)	(0.90)	—	(1.36)	10.82	2.65		5,150	0.14		0.14		1.37		7

For the Year Ended October 31, 2014
A	$11.75	$0.14	$1.07	$1.21	$(0.21)	$(0.86)	$—	$(1.07)	$11.89	11.07%		$1,404,632	0.39%		0.39%		1.25%		15%
B	11.64	0.05	1.05	1.10	(0.05)	(0.86)	—	(0.91)	11.83	10.09		108,791	1.19		1.19		0.46		15
C	11.65	0.06	1.04	1.10	(0.06)	(0.86)	—	(0.92)	11.83	10.17		334,810	1.14		1.14		0.50		15
I	11.78	0.18	1.06	1.24	(0.26)	(0.86)	—	(1.12)	11.90	11.35		34,269	0.14		0.14		1.53		15
R3	11.69	0.10	1.06	1.16	(0.13)	(0.86)	—	(0.99)	11.86	10.70		10,635	0.75		0.75		0.88		15
R4	11.73	0.13	1.07	1.20	(0.20)	(0.86)	—	(1.06)	11.87	11.06		3,932	0.45		0.45		1.14		15
R5	11.78	0.17	1.07	1.24	(0.26)	(0.86)	—	(1.12)	11.90	11.34		163	0.15		0.15		1.48		15

For the Year Ended October 31, 2013
A	$9.92	$0.16	$1.88	$2.04	$(0.18)	$(0.03)	$—	$(0.21)	$11.75	20.89%		$1,354,101	0.41%		0.41%		1.51%		12%
B	9.88	0.08	1.86	1.94	(0.15)	(0.03)	—	(0.18)	11.64	20.01		117,550	1.21		1.21		0.72		12
C	9.89	0.08	1.87	1.95	(0.16)	(0.03)	—	(0.19)	11.65	20.00		308,250	1.16		1.16		0.76		12
I	9.93	0.18	1.88	2.06	(0.18)	(0.03)	—	(0.21)	11.78	21.15		29,305	0.15		0.15		1.70		12
R3	9.90	0.13	1.86	1.99	(0.17)	(0.03)	—	(0.20)	11.69	20.43		10,875	0.75		0.75		1.19		12
R4	9.91	0.16	1.86	2.02	(0.17)	(0.03)	—	(0.20)	11.73	20.79		1,535	0.46		0.46		1.46		12
R5	9.93	0.19	1.87	2.06	(0.18)	(0.03)	—	(0.21)	11.78	21.16		144	0.15		0.15		1.74		12

The Hartford Conservative Allocation Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$10.60	$0.23	$(0.14)	$0.09	$(0.31)	$—	$—	$(0.31)	$10.38	0.77	%(5)	$82,979	0.61	%(6)	0.60	%(6)	4.48	%(6)	15%
C	10.41	0.19	(0.14)	0.05	(0.22)	—	—	(0.22)	10.24	0.49	(5)	24,897	1.40	(6)	1.35	(6)	3.72	(6)	15
I	10.63	0.25	(0.15)	0.10	(0.35)	—	—	(0.35)	10.38	0.88	(5)	1,497	0.36	(6)	0.35	(6)	4.84	(6)	15
R3	10.57	0.23	(0.15)	0.08	(0.28)	—	—	(0.28)	10.37	0.76	(5)	6,225	0.96	(6)	0.85	(6)	4.47	(6)	15
R4	10.61	0.24	(0.15)	0.09	(0.32)	—	—	(0.32)	10.38	0.85	(5)	2,854	0.66	(6)	0.55	(6)	4.59	(6)	15
R5	10.66	0.24	(0.14)	0.10	(0.35)	—	—	(0.35)	10.41	0.94	(5)	2,057	0.35	(6)	0.25	(6)	4.54	(6)	15
F	10.63	0.25	(0.14)	0.11	(0.35)	—	—	(0.35)	10.39	1.03	(5)	11	0.25	(6)	0.25	(6)	4.79	(6)	15

The accompanying notes are an integral part of these financial statements.

153

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund - (continued)
For the Year Ended October 31, 2017
A	$9.81	$0.13	$0.79	$0.92	$(0.13)	$—	$—	$(0.13)	$10.60	9.51%	$86,987	0.58%	0.55%	1.24%	17	%(16)
C	9.62	0.05	0.79	0.84	(0.05)	—	—	(0.05)	10.41	8.80	26,424	1.33	1.30	0.49	17
I	9.83	0.15	0.81	0.96	(0.16)	—	—	(0.16)	10.63	9.92	1,835	0.29	0.27	1.47	17
R3	9.79	0.10	0.79	0.89	(0.11)	—	—	(0.11)	10.57	9.21	7,135	0.94	0.80	1.02	17
R4	9.82	0.13	0.80	0.93	(0.14)	—	—	(0.14)	10.61	9.57	2,693	0.64	0.50	1.25	17
R5	9.86	0.16	0.81	0.97	(0.17)	—	—	(0.17)	10.66	9.99	2,251	0.34	0.20	1.58	17
F(8)	10.03	0.08	0.52	0.60	—	—	—	—	10.63	5.98 (5)	11	0.23 (6)	0.20 (6)	1.22 (6)	17

For the Year Ended October 31, 2016
A	$9.85	$0.09	$0.02	$0.11	$(0.03)	$(0.12)	$—	$(0.15)	$9.81	1.26%	$95,802	0.60%	0.54%	0.90%	80%
B	9.73	0.02	0.02	0.04	(0.02)	(0.12)	—	(0.14)	9.63	0.44	1,416	1.49	1.29	0.16	80
C	9.73	0.01	0.01	0.02	(0.01)	(0.12)	—	(0.13)	9.62	0.34	31,115	1.34	1.29	0.15	80
I	9.86	0.11	0.02	0.13	(0.04)	(0.12)	—	(0.16)	9.83	1.45	1,087	0.32	0.27	1.18	80
R3	9.85	0.06	0.03	0.09	(0.03)	(0.12)	—	(0.15)	9.79	0.99	8,561	0.94	0.79	0.64	80
R4	9.86	0.09	0.03	0.12	(0.04)	(0.12)	—	(0.16)	9.82	1.28	2,340	0.64	0.49	0.94	80
R5	9.88	0.12	0.02	0.14	(0.04)	(0.12)	—	(0.16)	9.86	1.56	2,231	0.34	0.19	1.25	80

For the Year Ended October 31, 2015
A	$10.78	$0.10	$(0.42)	$(0.32)	$(0.15)	$(0.46)	$—	$(0.61)	$9.85	(3.01)%	$108,907	0.60%	0.60%	0.98%	15%
B	10.72	0.04	(0.44)	(0.40)	(0.13)	(0.46)	—	(0.59)	9.73	(3.83)	3,371	1.47	1.41	0.41	15
C	10.71	0.02	(0.41)	(0.39)	(0.13)	(0.46)	—	(0.59)	9.73	(3.70)	37,732	1.34	1.34	0.22	15
I	10.77	0.16	(0.45)	(0.29)	(0.16)	(0.46)	—	(0.62)	9.86	(2.74)	1,064	0.31	0.31	1.53	15
R3	10.81	0.07	(0.43)	(0.36)	(0.14)	(0.46)	—	(0.60)	9.85	(3.36)	8,256	0.94	0.91	0.72	15
R4	10.79	0.10	(0.42)	(0.32)	(0.15)	(0.46)	—	(0.61)	9.86	(3.02)	2,461	0.65	0.61	0.94	15
R5	10.79	0.14	(0.43)	(0.29)	(0.16)	(0.46)	—	(0.62)	9.88	(2.73)	2,504	0.34	0.31	1.37	15

For the Year Ended October 31, 2014
A	$11.05	$0.07	$0.09	$0.16	$(0.09)	$(0.34)	$—	$(0.43)	$10.78	1.50%	$134,286	0.59%	0.59%	0.64%	27%
B	10.99	(0.01)	0.08	0.07	—	(0.34)	—	(0.34)	10.72	0.71	6,872	1.43	1.40	(0.13)	27
C	10.98	(0.01)	0.08	0.07	—	(0.34)	—	(0.34)	10.71	0.71	46,745	1.34	1.34	(0.09)	27
I	11.06	0.10	0.08	0.18	(0.13)	(0.34)	—	(0.47)	10.77	1.76	1,829	0.32	0.32	0.91	27
R3	11.06	0.03	0.09	0.12	(0.03)	(0.34)	—	(0.37)	10.81	1.17	10,141	0.94	0.90	0.31	27
R4	11.04	0.07	0.08	0.15	(0.06)	(0.34)	—	(0.40)	10.79	1.45	4,806	0.64	0.60	0.65	27
R5	11.08	0.10	0.08	0.18	(0.13)	(0.34)	—	(0.47)	10.79	1.74	3,585	0.34	0.30	0.92	27

For the Year Ended October 31, 2013
A	$11.35	$0.10	$0.15	$0.25	$(0.32)	$(0.23)	$—	$(0.55)	$11.05	2.26%	$147,617	0.58%	0.58%	0.93%	22%
B	11.33	0.03	0.13	0.16	(0.27)	(0.23)	—	(0.50)	10.99	1.42	11,240	1.40	1.40	0.27	22
C	11.32	0.02	0.15	0.17	(0.28)	(0.23)	—	(0.51)	10.98	1.51	53,554	1.32	1.32	0.17	22
I	11.34	0.12	0.16	0.28	(0.33)	(0.23)	—	(0.56)	11.06	2.60	1,397	0.30	0.30	1.13	22
R3	11.37	0.05	0.17	0.22	(0.30)	(0.23)	—	(0.53)	11.06	1.99	10,496	0.93	0.93	0.48	22
R4	11.33	0.12	0.13	0.25	(0.31)	(0.23)	—	(0.54)	11.04	2.29	7,620	0.62	0.62	1.08	22
R5	11.36	0.15	0.13	0.28	(0.33)	(0.23)	—	(0.56)	11.08	2.57	3,378	0.32	0.32	1.35	22

The accompanying notes are an integral part of these financial statements.

154

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Global All-Asset Fund (consolidated)
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$12.05	$0.08	$(0.05)	$0.03	$(1.47)	$—	$—	$(1.47)	$10.61	0.14	%(5)	$97,363	1.29	%(6)	1.15	%(6)	1.37	%(6)	29%
C	11.84	0.03	(0.03)	—	(1.38)	—	—	(1.38)	10.46	(0.17	)(5)	53,936	2.03	(6)	1.90	(6)	0.62	(6)	29
I	12.11	0.09	(0.03)	0.06	(1.51)	—	—	(1.51)	10.66	0.35	(5)	47,408	0.99	(6)	0.88	(6)	1.66	(6)	29
R3	12.02	0.06	(0.04)	0.02	(1.44)	—	—	(1.44)	10.60	(0.06	)(5)	1,862	1.62	(6)	1.46	(6)	1.06	(6)	29
R4	12.19	0.08	(0.03)	0.05	(1.48)	—	—	(1.48)	10.76	0.27	(5)	619	1.33	(6)	1.17	(6)	1.34	(6)	29
R5	12.03	0.10	(0.04)	0.06	(1.51)	—	—	(1.51)	10.58	0.38	(5)	65	0.98	(6)	0.84	(6)	1.85	(6)	29
R6(7)	10.76	0.04	(0.14)	(0.10)	—	—	—	—	10.66	(0.65	)(5)	10	0.84	(6)	0.68	(6)	2.28	(6)	29
Y	12.13	0.10	(0.05)	0.05	(1.52)	—	—	(1.52)	10.66	0.30	(5)	26,769	0.95	(6)	0.81	(6)	1.73	(6)	29
F	12.11	0.10	(0.04)	0.06	(1.51)	—	—	(1.51)	10.66	0.41	(5)	64,297	0.90	(6)	0.79	(6)	1.74	(6)	29

For the Year Ended October 31, 2017
A	$10.51	$0.13	$1.58	$1.71	$(0.17)	$—	$—	$(0.17)	$12.05	16.56%		$106,091	1.31%		1.19%		1.14%		70%
C	10.33	0.04	1.55	1.59	(0.08)	—	—	(0.08)	11.84	15.54		60,062	2.04		1.94		0.39		70
I	10.57	0.16	1.58	1.74	(0.20)	—	—	(0.20)	12.11	16.81		49,849	1.01		0.93		1.40		70
R3	10.50	0.09	1.58	1.67	(0.15)	—	—	(0.15)	12.02	16.19		2,014	1.65		1.49		0.85		70
R4	10.65	0.13	1.59	1.72	(0.18)	—	—	(0.18)	12.19	16.40		1,369	1.35		1.19		1.15		70
R5	10.51	0.17	1.58	1.75	(0.23)	—	—	(0.23)	12.03	16.85		12	1.08		0.89		1.51		70
Y	10.59	0.15	1.60	1.75	(0.21)	—	—	(0.21)	12.13	16.89		29,902	0.94		0.84		1.40		70
F(8)	10.87	0.13	1.11	1.24	—	—	—	—	12.11	11.41	(5)	63,679	0.93	(6)	0.84	(6)	1.65	(6)	70

For the Year Ended October 31, 2016
A	$10.95	$0.12	$0.15	$0.27	$—	$(0.71)	$—	$(0.71)	$10.51	2.85%		$120,010	1.47%		1.27	%(9)	1.18%		95%
C	10.85	0.04	0.15	0.19	—	(0.71)	—	(0.71)	10.33	2.09		71,094	2.19		2.02	(9)	0.43		95
I	10.98	0.15	0.15	0.30	—	(0.71)	—	(0.71)	10.57	3.12		47,856	1.17		1.02	(9)	1.43		95
R3	10.97	0.09	0.15	0.24	—	(0.71)	—	(0.71)	10.50	2.55		1,879	1.79		1.52	(9)	0.93		95
R4	11.08	0.13	0.15	0.28	—	(0.71)	—	(0.71)	10.65	2.91		1,103	1.49		1.22	(9)	1.28		95
R5	10.98	0.09	0.15	0.24	—	(0.71)	—	(0.71)	10.51	2.64		11	1.17		0.97	(9)	0.86		95
Y	10.99	0.16	0.15	0.31	—	(0.71)	—	(0.71)	10.59	3.22		89,901	1.07		0.92	(9)	1.61		95

For the Year Ended October 31, 2015
A	$12.68	$0.08	$(0.08)	$—	$(0.31)	$(1.42)	$—	$(1.73)	$10.95	0.33%		$162,691	1.46%		1.25%		0.68%		63%
C	12.56	—	(0.07)	(0.07)	(0.22)	(1.42)	—	(1.64)	10.85	(0.31)		99,973	2.18		2.00		(0.02)		63
I	12.72	0.10	(0.07)	0.03	(0.35)	(1.42)	—	(1.77)	10.98	0.58		70,837	1.15		1.00		0.88		63
R3	12.67	0.05	(0.07)	(0.02)	(0.26)	(1.42)	—	(1.68)	10.97	0.16		2,385	1.78		1.50		0.43		63
R4	12.80	0.10	(0.08)	0.02	(0.32)	(1.42)	—	(1.74)	11.08	0.51		1,381	1.49		1.20		0.85		63
R5	12.72	0.13	(0.10)	0.03	(0.35)	(1.42)	—	(1.77)	10.98	0.61		624	1.16		0.95		1.12		63
Y	12.72	0.13	(0.08)	0.05	(0.36)	(1.42)	—	(1.78)	10.99	0.76		29,736	1.07		0.90		1.12		63

For the Year Ended October 31, 2014
A	$12.34	$0.11	$0.40	$0.51	$(0.13)	$(0.04)	$—	$(0.17)	$12.68	4.18%		$206,595	1.40%		1.25%		0.85%		75%
C	12.23	0.01	0.39	0.40	(0.03)	(0.04)	—	(0.07)	12.56	3.30		130,260	2.13		2.00		0.10		75
I	12.38	0.14	0.40	0.54	(0.16)	(0.04)	—	(0.20)	12.72	4.43		117,499	1.10		0.98		1.11		75
R3	12.34	0.08	0.39	0.47	(0.10)	(0.04)	—	(0.14)	12.67	3.86		3,340	1.73		1.50		0.61		75
R4	12.47	0.11	0.41	0.52	(0.15)	(0.04)	—	(0.19)	12.80	4.18		1,363	1.44		1.20		0.90		75
R5	12.38	0.14	0.41	0.55	(0.17)	(0.04)	—	(0.21)	12.72	4.49		2,730	1.12		0.95		1.14		75
Y	12.38	0.15	0.41	0.56	(0.18)	(0.04)	—	(0.22)	12.72	4.54		31,145	1.02		0.90		1.18		75

The accompanying notes are an integral part of these financial statements.

155

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Global All-Asset Fund (consolidated) - (continued)
For the Year Ended October 31, 2013
A	$11.30	$0.08	$1.25	$1.33	$(0.29)	$—	$—	$(0.29)	$12.34	12.02%		$264,437	1.37%		1.22%		0.72%		47%
C	11.18	—	1.24	1.24	(0.19)	—	—	(0.19)	12.23	11.26		150,191	2.11		1.97		(0.03)		47
I	11.33	0.12	1.25	1.37	(0.32)	—	—	(0.32)	12.38	12.37		134,853	1.08		0.96		0.99		47
R3	11.29	0.05	1.26	1.31	(0.26)	—	—	(0.26)	12.34	11.78		3,504	1.70		1.47		0.45		47
R4	11.39	0.07	1.29	1.36	(0.28)	—	—	(0.28)	12.47	12.16		1,906	1.42		1.18		0.57		47
R5	11.34	0.12	1.25	1.37	(0.33)	—	—	(0.33)	12.38	12.30		2,615	1.09		0.93		0.99		47
Y	11.34	0.12	1.25	1.37	(0.33)	—	—	(0.33)	12.38	12.36		48,035	0.99		0.88		1.04		47

The Hartford Growth Allocation Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$12.32	$0.19	$0.17	$0.36	$(0.29)	$—	$—	$(0.29)	$12.39	2.94	%(5)	$485,099	0.54	%(6)	0.54	%(6)	3.07	%(6)	19%
C	12.07	0.14	0.17	0.31	(0.20)	—	—	(0.20)	12.18	2.54	(5)	132,947	1.30	(6)	1.29	(6)	2.33	(6)	19
I	12.27	0.21	0.16	0.37	(0.33)	—	—	(0.33)	12.31	3.03	(5)	11,334	0.23	(6)	0.23	(6)	3.35	(6)	19
R3	12.02	0.17	0.16	0.33	(0.25)	—	—	(0.25)	12.10	2.74	(5)	11,204	0.86	(6)	0.86	(6)	2.73	(6)	19
R4	12.25	0.20	0.16	0.36	(0.29)	—	—	(0.29)	12.32	2.91	(5)	9,520	0.56	(6)	0.56	(6)	3.17	(6)	19
R5	12.35	0.20	0.18	0.38	(0.33)	—	—	(0.33)	12.40	3.04	(5)	6,007	0.26	(6)	0.26	(6)	3.18	(6)	19
F	12.28	0.21	0.17	0.38	(0.34)	—	—	(0.34)	12.32	3.08	(5)	11	0.15	(6)	0.15	(6)	3.43	(6)	19

For the Year Ended October 31, 2017
A	$10.35	$0.07	$1.95	$2.02	$(0.05)	$—	$—	$(0.05)	$12.32	19.54%		$503,042	0.53%		0.52%		0.63%		11	%(17)
C	10.17	(0.01)	1.91	1.90	—	—	—	—	12.07	18.68		140,855	1.27		1.27		(0.10)		11
I	10.31	0.10	1.94	2.04	(0.08)	—	—	(0.08)	12.27	19.91		10,468	0.22		0.22		0.87		11
R3	10.09	0.03	1.91	1.94	(0.01)	—	—	(0.01)	12.02	19.26		11,840	0.86		0.86		0.29		11
R4	10.29	0.07	1.94	2.01	(0.05)	—	—	(0.05)	12.25	19.56		10,699	0.55		0.55		0.64		11
R5	10.37	0.10	1.96	2.06	(0.08)	—	—	(0.08)	12.35	19.98		5,709	0.25		0.25		0.86		11
F(8)	11.07	0.04	1.17	1.21	—	—	—	—	12.28	10.93	(5)	11	0.15	(6)	0.15	(6)	0.47	(6)	11

For the Year Ended October 31, 2016
A	$11.25	$0.04	$(0.21)	$(0.17)	$(0.16)	$(0.57)	$—	$(0.73)	$10.35	(1.38)%		$507,111	0.57%		0.57%		0.37%		98%
B	11.10	(0.04)	(0.22)	(0.26)	(0.02)	(0.57)	—	(0.59)	10.25	(2.31)		7,399	1.51		1.47		(0.41)		98
C	11.06	(0.04)	(0.20)	(0.24)	(0.08)	(0.57)	—	(0.65)	10.17	(2.12)		154,929	1.30		1.30		(0.36)		98
I	11.21	0.06	(0.19)	(0.13)	(0.20)	(0.57)	—	(0.77)	10.31	(1.02)		7,490	0.26		0.26		0.63		98
R3	10.98	—	(0.20)	(0.20)	(0.12)	(0.57)	—	(0.69)	10.09	(1.68)		12,110	0.88		0.88		0.05		98
R4	11.19	0.04	(0.21)	(0.17)	(0.16)	(0.57)	—	(0.73)	10.29	(1.40)		11,769	0.58		0.58		0.36		98
R5	11.27	0.07	(0.21)	(0.14)	(0.19)	(0.57)	—	(0.76)	10.37	(1.06)		5,037	0.28		0.28		0.67		98

For the Year Ended October 31, 2015
A	$15.10	$0.14	$(0.41)	$(0.27)	$(0.34)	$(3.24)	$—	$(3.58)	$11.25	(1.57)%		$582,205	0.57%		0.55%		1.19%		14%
B	14.91	0.11	(0.48)	(0.37)	(0.20)	(3.24)	—	(3.44)	11.10	(2.45)		21,236	1.47		1.39		0.89		14
C	14.90	0.06	(0.41)	(0.35)	(0.25)	(3.24)	—	(3.49)	11.06	(2.26)		183,173	1.30		1.29		0.55		14
I	15.06	0.39	(0.62)	(0.23)	(0.38)	(3.24)	—	(3.62)	11.21	(1.23)		8,310	0.25		0.23		3.33		14
R3	14.83	0.13	(0.43)	(0.30)	(0.31)	(3.24)	—	(3.55)	10.98	(1.91)		14,233	0.89		0.84		1.08		14
R4	15.04	0.14	(0.41)	(0.27)	(0.34)	(3.24)	—	(3.58)	11.19	(1.60)		14,014	0.59		0.54		1.18		14
R5	15.13	0.17	(0.41)	(0.24)	(0.38)	(3.24)	—	(3.62)	11.27	(1.35)		5,681	0.29		0.24		1.43		14

The accompanying notes are an integral part of these financial statements.

156

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Growth Allocation Fund - (continued)
For the Year Ended October 31, 2014
A	$14.27	$0.10	$0.81	$0.91	$(0.08)	$—	$—	$(0.08)	$15.10	6.40%		$628,969	0.57%		0.56%		0.66%		103%
B	14.13	(0.01)	0.79	0.78	—	—	—	—	14.91	5.52		40,575	1.42		1.42		(0.07)		103
C	14.11	(0.01)	0.80	0.79	—	—	—	—	14.90	5.60		209,438	1.30		1.29		(0.06)		103
I	14.23	0.14	0.82	0.96	(0.13)	—	—	(0.13)	15.06	6.74		6,553	0.25		0.24		0.92		103
R3	14.02	0.05	0.80	0.85	(0.04)	—	—	(0.04)	14.83	6.09		19,608	0.87		0.87		0.36		103
R4	14.22	0.10	0.81	0.91	(0.09)	—	—	(0.09)	15.04	6.39		16,704	0.57		0.57		0.67		103
R5	14.29	0.14	0.82	0.96	(0.12)	—	—	(0.12)	15.13	6.75		6,485	0.27		0.27		0.96		103

For the Year Ended October 31, 2013
A	$12.21	$0.13	$2.26	$2.39	$(0.33)	$—	$—	$(0.33)	$14.27	20.02%		$610,007	0.59%		0.59%		0.97%		20%
B	12.09	0.04	2.22	2.26	(0.22)	—	—	(0.22)	14.13	19.00		64,592	1.42		1.42		0.35		20
C	12.08	0.04	2.24	2.28	(0.25)	—	—	(0.25)	14.11	19.17		212,687	1.32		1.32		0.28		20
I	12.17	0.15	2.28	2.43	(0.37)	—	—	(0.37)	14.23	20.46		4,648	0.27		0.27		1.18		20
R3	12.01	0.09	2.23	2.32	(0.31)	—	—	(0.31)	14.02	19.71		19,453	0.88		0.88		0.71		20
R4	12.15	0.14	2.25	2.39	(0.32)	—	—	(0.32)	14.22	20.11		17,221	0.58		0.58		1.07		20
R5	12.22	0.19	2.25	2.44	(0.37)	—	—	(0.37)	14.29	20.44		6,569	0.28		0.28		1.48		20

Hartford Moderate Allocation Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$12.42	$0.24	$0.01	$0.25	$(0.33)	$(0.27)	$—	$(0.60)	$12.07	1.99	%(5)	$317,170	0.53	%(6)	0.53	%(6)	4.00	%(6)	16%
C	12.16	0.19	—	0.19	(0.23)	(0.27)	—	(0.50)	11.85	1.58	(5)	91,757	1.29	(6)	1.28	(6)	3.24	(6)	16
I	12.48	0.25	0.01	0.26	(0.36)	(0.27)	—	(0.63)	12.11	2.12	(5)	8,910	0.28	(6)	0.28	(6)	4.16	(6)	16
R3	12.23	0.22	—	0.22	(0.29)	(0.27)	—	(0.56)	11.89	1.76	(5)	21,023	0.87	(6)	0.87	(6)	3.74	(6)	16
R4	12.41	0.24	—	0.24	(0.32)	(0.27)	—	(0.59)	12.06	1.95	(5)	7,347	0.57	(6)	0.57	(6)	4.02	(6)	16
R5	12.48	0.26	—	0.26	(0.36)	(0.27)	—	(0.63)	12.11	2.07	(5)	6,207	0.27	(6)	0.27	(6)	4.27	(6)	16
F	12.48	0.26	0.01	0.27	(0.37)	(0.27)	—	(0.64)	12.11	2.18	(5)	11	0.16	(6)	0.16	(6)	4.31	(6)	16

For the Year Ended October 31, 2017
A	$10.90	$0.10	$1.52	$1.62	$(0.10)	$—	$—	$(0.10)	$12.42	15.02%		$333,803	0.52%		0.51%		0.89%		14	%(18)
C	10.66	0.02	1.50	1.52	(0.02)	—	—	(0.02)	12.16	14.25		96,532	1.26		1.25		0.17		14
I	10.95	0.13	1.54	1.67	(0.14)	—	—	(0.14)	12.48	15.40		9,319	0.23		0.23		1.13		14
R3	10.73	0.06	1.51	1.57	(0.07)	—	—	(0.07)	12.23	14.70		22,023	0.87		0.87		0.53		14
R4	10.89	0.09	1.53	1.62	(0.10)	—	—	(0.10)	12.41	15.00		7,528	0.57		0.57		0.82		14
R5	10.95	0.13	1.54	1.67	(0.14)	—	—	(0.14)	12.48	15.38		6,508	0.26		0.26		1.13		14
F(8)	11.48	0.06	0.94	1.00	—	—	—	—	12.48	8.71	(5)	11	0.16	(6)	0.16	(6)	0.69	(6)	14

For the Year Ended October 31, 2016
A	$11.69	$0.06	$(0.07)	$(0.01)	$(0.05)	$(0.73)	$—	$(0.78)	$10.90	0.14%		$354,058	0.55%		0.55%		0.57%		81%
B	11.53	(0.03)	(0.08)	(0.11)	(0.03)	(0.73)	—	(0.76)	10.66	(0.83)		4,395	1.47		1.46		(0.26)		81
C	11.52	(0.02)	(0.08)	(0.10)	(0.03)	(0.73)	—	(0.76)	10.66	(0.70)		110,316	1.28		1.28		(0.16)		81
I	11.72	0.10	(0.08)	0.02	(0.06)	(0.73)	—	(0.79)	10.95	0.41		8,123	0.25		0.25		0.90		81
R3	11.55	0.02	(0.07)	(0.05)	(0.04)	(0.73)	—	(0.77)	10.73	(0.22)		22,354	0.88		0.88		0.21		81
R4	11.69	0.06	(0.08)	(0.02)	(0.05)	(0.73)	—	(0.78)	10.89	0.03		7,884	0.58		0.58		0.52		81
R5	11.72	0.09	(0.07)	0.02	(0.06)	(0.73)	—	(0.79)	10.95	0.38		6,584	0.28		0.28		0.81		81

The accompanying notes are an integral part of these financial statements.

157

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
Hartford Moderate Allocation Fund - (continued)
For the Year Ended October 31, 2015
A	$13.16	$0.11	$(0.36)	$(0.25)	$(0.23)	$(0.99)	$—	$(1.22)	$11.69	(1.88)%		$412,907	0.55%		0.55%		0.88%		16%
B	13.06	0.05	(0.38)	(0.33)	(0.21)	(0.99)	—	(1.20)	11.53	(2.64)		12,812	1.43		1.40		0.39		16
C	13.05	0.03	(0.36)	(0.33)	(0.21)	(0.99)	—	(1.20)	11.52	(2.59)		135,008	1.29		1.29		0.23		16
I	13.16	0.17	(0.38)	(0.21)	(0.24)	(0.99)	—	(1.23)	11.72	(1.56)		9,269	0.24		0.24		1.42		16
R3	13.04	0.11	(0.39)	(0.28)	(0.22)	(0.99)	—	(1.21)	11.55	(2.17)		24,956	0.89		0.89		0.91		16
R4	13.16	0.10	(0.35)	(0.25)	(0.23)	(0.99)	—	(1.22)	11.69	(1.91)		9,198	0.59		0.59		0.86		16
R5	13.17	0.13	(0.35)	(0.22)	(0.24)	(0.99)	—	(1.23)	11.72	(1.65)		8,166	0.29		0.29		1.09		16

For the Year Ended October 31, 2014
A	$12.86	$0.09	$0.36	$0.45	$(0.13)	$(0.02)	$—	$(0.15)	$13.16	3.54%		$462,724	0.55%		0.55%		0.69%		28%
B	12.75	(0.01)	0.34	0.33	—	(0.02)	—	(0.02)	13.06	2.62		25,234	1.39		1.39		(0.06)		28
C	12.74	(0.01)	0.37	0.36	(0.03)	(0.02)	—	(0.05)	13.05	2.79		164,473	1.28		1.28		(0.04)		28
I	12.88	0.13	0.37	0.50	(0.20)	(0.02)	—	(0.22)	13.16	3.87		11,868	0.24		0.24		0.95		28
R3	12.74	0.04	0.35	0.39	(0.07)	(0.02)	—	(0.09)	13.04	3.11		38,607	0.88		0.88		0.34		28
R4	12.86	0.08	0.36	0.44	(0.12)	(0.02)	—	(0.14)	13.16	3.44		22,195	0.58		0.58		0.64		28
R5	12.89	0.13	0.36	0.49	(0.19)	(0.02)	—	(0.21)	13.17	3.79		9,133	0.28		0.28		0.97		28

For the Year Ended October 31, 2013
A	$12.00	$0.12	$1.07	$1.19	$(0.33)	$—	$—	$(0.33)	$12.86	10.13%		$484,156	0.55%		0.55%		1.01%		21%
B	11.93	0.05	1.04	1.09	(0.27)	—	—	(0.27)	12.75	9.31		42,407	1.37		1.37		0.38		21
C	11.93	0.03	1.06	1.09	(0.28)	—	—	(0.28)	12.74	9.34		174,647	1.28		1.28		0.27		21
I	11.99	0.14	1.10	1.24	(0.35)	—	—	(0.35)	12.88	10.53		9,649	0.24		0.24		1.18		21
R3	11.90	0.08	1.07	1.15	(0.31)	—	—	(0.31)	12.74	9.87		41,503	0.88		0.88		0.65		21
R4	11.99	0.17	1.02	1.19	(0.32)	—	—	(0.32)	12.86	10.18		22,776	0.58		0.58		1.36		21
R5	12.00	0.17	1.07	1.24	(0.35)	—	—	(0.35)	12.89	10.53		10,161	0.28		0.28		1.37		21

Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$9.46	$0.19	$0.07	$0.26	$(0.30)	$—	$—	$(0.30)	$9.42	2.81	%(5)	$12,796	1.19	%(6)	0.80	%(6)	4.03	%(6)	38%
C	9.47	0.16	0.06	0.22	(0.27)	—	—	(0.27)	9.42	2.36	(5)	8,487	1.98	(6)	1.44	(6)	3.39	(6)	38
I	9.46	0.19	0.07	0.26	(0.31)	—	—	(0.31)	9.41	2.77	(5)	16,879	0.97	(6)	0.70	(6)	4.15	(6)	38
R3	9.47	0.19	0.06	0.25	(0.30)	—	—	(0.30)	9.42	2.67	(5)	2,257	1.60	(6)	0.86	(6)	3.98	(6)	38
R4	9.46	0.19	0.07	0.26	(0.30)	—	—	(0.30)	9.42	2.81	(5)	2,272	1.30	(6)	0.80	(6)	4.03	(6)	38
R5	9.46	0.19	0.07	0.26	(0.31)	—	—	(0.31)	9.41	2.76	(5)	2,287	1.00	(6)	0.73	(6)	4.10	(6)	38
Y	9.46	0.20	0.06	0.26	(0.31)	—	—	(0.31)	9.41	2.81	(5)	26,563	0.89	(6)	0.63	(6)	4.20	(6)	38
F	9.46	0.20	0.06	0.26	(0.31)	—	—	(0.31)	9.41	2.82	(5)	406	0.89	(6)	0.63	(6)	4.20	(6)	38

For the Year Ended October 31, 2017
A	$9.04	$0.39	$0.41	$0.80	$(0.38)	$—	$—	$(0.38)	$9.46	9.06%		$11,877	1.26%		0.95%		4.26%		85%
C	9.04	0.34	0.41	0.75	(0.32)	—	—	(0.32)	9.47	8.42		6,972	2.05		1.58		3.65		85
I	9.04	0.41	0.41	0.82	(0.40)	—	—	(0.40)	9.46	9.22		13,310	1.07		0.83		4.40		85
R3	9.04	0.38	0.41	0.79	(0.36)	—	—	(0.36)	9.47	8.95		2,197	1.68		1.12		4.11		85
R4	9.04	0.39	0.41	0.80	(0.38)	—	—	(0.38)	9.46	9.00		2,211	1.38		1.00		4.22		85
R5	9.04	0.40	0.41	0.81	(0.39)	—	—	(0.39)	9.46	9.18		2,225	1.08		0.87		4.36		85
Y	9.04	0.40	0.42	0.82	(0.40)	—	—	(0.40)	9.46	9.29		25,587	0.98		0.79		4.40		85
F(8)	9.21	0.28	0.24	0.52	(0.27)	—	—	(0.27)	9.46	5.72	(5)	419	0.97	(6)	0.66	(6)	4.48	(6)	85

The accompanying notes are an integral part of these financial statements.

158

Hartford Multi-Strategy Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Invest- ment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Invest- ment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
Hartford Multi-Asset Income Fund - (continued)
For the Year Ended October 31, 2016
A	$9.14	$0.43	$(0.06)	$0.37	$(0.38)	$—	$(0.09)	$(0.47)	$9.04	4.31%		$13,352	1.37%		1.13	%(19)	4.88%		80%
C	9.14	0.36	(0.06)	0.30	(0.32)	—	(0.08)	(0.40)	9.04	3.49		4,659	2.07		1.88	(19)	4.06		80
I	9.14	0.44	(0.05)	0.39	(0.40)	—	(0.09)	(0.49)	9.04	4.46		12,530	1.10		0.87	(19)	4.91		80
R3	9.14	0.40	(0.06)	0.34	(0.36)	—	(0.08)	(0.44)	9.04	3.87		2,018	1.72		1.43	(19)	4.51		80
R4	9.14	0.43	(0.04)	0.37	(0.38)	—	(0.09)	(0.47)	9.04	4.19		2,028	1.42		1.13	(19)	4.81		80
R5	9.14	0.44	(0.05)	0.39	(0.40)	—	(0.09)	(0.49)	9.04	4.40		2,038	1.12		0.94	(19)	5.00		80
Y	9.15	0.45	(0.06)	0.39	(0.41)	—	(0.09)	(0.50)	9.04	4.55		35,383	1.02		0.84	(19)	5.06		80

For the Year Ended October 31, 2015
A	$9.95	$0.38	$(0.72)	$(0.34)	$(0.43)	$—	$(0.04)	$(0.47)	$9.14	(3.55)%		$12,061	1.22%		1.12%		3.98%		86%
C	9.94	0.31	(0.72)	(0.41)	(0.36)	—	(0.03)	(0.39)	9.14	(4.18)		4,426	1.94		1.87		3.27		86
I	9.95	0.41	(0.73)	(0.32)	(0.45)	—	(0.04)	(0.49)	9.14	(3.18)		2,891	0.92		0.85		4.33		86
R3	9.95	0.36	(0.73)	(0.37)	(0.40)	—	(0.04)	(0.44)	9.14	(3.75)		1,936	1.60		1.42		3.73		86
R4	9.95	0.39	(0.73)	(0.34)	(0.43)	—	(0.04)	(0.47)	9.14	(3.45)		1,945	1.30		1.12		4.03		86
R5	9.95	0.40	(0.73)	(0.33)	(0.44)	—	(0.04)	(0.48)	9.14	(3.27)		1,950	1.00		0.93		4.22		86
Y	9.95	0.41	(0.72)	(0.31)	(0.45)	—	(0.04)	(0.49)	9.15	(3.17)		108,112	0.90		0.83		4.26		86

For the Period Ended October 31, 2014
A(20)	$10.00	$0.18	$(0.10)	$0.08	$(0.13)	$—	$—	$(0.13)	$9.95	0.80	%(5)	$10,514	1.17	%(6)	1.12	%(6)	3.37	%(6)	26	%(5)
C(20)	10.00	0.14	(0.10)	0.04	(0.10)	—	—	(0.10)	9.94	0.37	(5)	4,350	1.93	(6)	1.87	(6)	2.68	(6)	26	(5)
I(20)	10.00	0.18	(0.09)	0.09	(0.14)	—	—	(0.14)	9.95	0.92	(5)	2,238	0.93	(6)	0.87	(6)	3.49	(6)	26	(5)
R3(20)	10.00	0.16	(0.09)	0.07	(0.12)	—	—	(0.12)	9.95	0.64	(5)	2,012	1.62	(6)	1.42	(6)	2.93	(6)	26	(5)
R4(20)	10.00	0.17	(0.09)	0.08	(0.13)	—	—	(0.13)	9.95	0.78	(5)	2,016	1.32	(6)	1.12	(6)	3.23	(6)	26	(5)
R5(20)	10.00	0.18	(0.09)	0.09	(0.14)	—	—	(0.14)	9.95	0.88	(5)	2,017	1.02	(6)	0.93	(6)	3.42	(6)	26	(5)
Y(20)	10.00	0.20	(0.10)	0.10	(0.15)	—	—	(0.15)	9.95	0.93	(5)	118,437	0.88	(6)	0.83	(6)	3.74	(6)	26	(5)

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or ETFs/ETNs, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2018.
(8)	Commenced operations on February 28, 2017.
(9)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 1.00%, 1.50%, 1.20%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(10)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(11)	Excluding the expenses not subject to cap, the ratios would have been 1.14%, 2.04%, 1.84%, 0.84%, 1.40%, 1.10%, 0.80% and 0.74% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(12)	Per share amount is less than $0.005.
(13)	Commenced operations on March 31, 2015.
(14)	Excluding the expenses not subject to cap, the ratios would have been 0.95%, 0.99%, 1.68%, 0.69%, 1.24%, 0.94%, 0.69%, 0.61% and 0.61% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(15)	Commenced operations on November 7, 2014.
(16)	Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 115%, for the year ended October 31, 2017.

The accompanying notes are an integral part of these financial statements.

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Financial Highlights – (continued)

(17)	Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 110%, for the year ended October 31, 2017.
(18)	Excludes transactions related to the change of investments of share classes from Class Y to Class F; including these transactions the portfolio turnover rate would have been 113%, for the year ended October 31, 2017.
(19)	Excluding the expenses not subject to cap, the ratios would have been 1.12%, 1.87%, 0.87%, 1.42%, 1.12%, 0.93% and 0.83% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(20)	Commenced operations on April 30, 2014.

The accompanying notes are an integral part of these financial statements.

160

Hartford Multi-Strategy Funds

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. (the “Company”) is an open-end registered management investment company comprised of forty-three series, as of April 30, 2018. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Balanced Fund (the “Balanced Fund”)

The Hartford Balanced Income Fund (the “Balanced Income Fund”)

The Hartford Checks and Balances Fund (the “Checks and Balances Fund”)

The Hartford Conservative Allocation Fund (the “Conservative Allocation Fund”)

The Hartford Global All-Asset Fund (the “Global All-Asset Fund”)

The Hartford Growth Allocation Fund (the “Growth Allocation Fund”)

Hartford Moderate Allocation Fund (the “Moderate Allocation Fund”)

Hartford Multi-Asset Income Fund (the “Multi-Asset Income Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund has registered for sale Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5 and Class F shares. As of April 30, 2018, Class T shares have not commenced operations. Balanced Fund, Balanced Income Fund and Global All-Asset Fund have registered for sale Class R6 shares. Class R6 shares commenced operations on February 28, 2018 for Balanced Fund and Global All-Asset Fund. Also, each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, has registered for sale Class Y shares . Each Fund’s Class A shares are sold with a front-end sales charge of up to 5.50%, except Multi-Asset Income Fund for which Class A shares are sold with a front-end sales charge of up to 4.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge.

Each of Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, as a “fund of funds,” invested the majority of its assets in affiliated Hartford Funds (“Affiliated Investment Companies” or “Underlying Funds”) during the period ended April 30, 2018. The Checks and Balances Fund, as a “fund of funds”, invested in Class F shares of the following Affiliated Investment Companies during the period ended April 30, 2018: The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund and The Hartford Total Return Bond Fund.

2.	Significant Accounting Policies:

The significant accounting policies of the Affiliated Investment Companies are outlined in the shareholder reports for such funds, available (1) without charge, upon request, by calling 888-843-7824 and (2) on www.hartfordfunds.com/prospectuses.html.

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally

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Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange-traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

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Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of a Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors of the Company. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of the Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

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Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Hartford Multi-Asset Income Fund Level 3 Holdings on April 30, 2018

Quantitative Information about Level 3 Fair Value Measurements:

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2018
Equity Linked Note
Broker Quote	Offered Quote	$44.42 to $223.38	$8,896,065
Credit Default Swap
Cost	Trade Price	$100	—
Corporate Bond
Cost	Trade Price	—	—

Total			$8,896,065

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statements of Operations, as applicable. Income and capital gain distributions from the Underlying Funds are accrued on the ex-dividend date.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

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Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Balanced Fund, Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of Conservative Allocation Fund, Global All-Asset Fund, Growth Allocation Fund and Moderate Allocation Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.

Long-term capital gains distributions received from Underlying Funds, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

h)	Basis for Consolidation – The Global All-Asset Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Global All-Asset Fund (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Global All-Asset Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Global All-Asset Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2018.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2018.

165

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2018.

c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2018.

d)	Inflation Indexed Bonds – A Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation indexed bonds as of April 30, 2018.

e)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2018.

166

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

f)	Equity Linked Securities – Certain Funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. See each Fund’s Schedule of Investments, if applicable, for equity linked securities as of April 30, 2018.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2018, Balanced Income Fund, Global All-Asset Fund and Multi-Asset Income Fund had used Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2018, Balanced Fund, Balanced Income Fund, Global All-Asset Fund, and Multi-Asset Income Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put

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options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2018, Global All-Asset Fund and Multi-Asset Income Fund had used Options Contracts.

d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed

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by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2018, Balanced Income Fund, Global All-Asset Fund and Multi-Asset Income Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended April 30, 2018, Global All-Asset Fund and Multi-Asset Income Fund had used Interest Rate Swap Contracts.

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Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2018, Global All-Asset Fund and Multi-Asset Income Fund had used Total Return Swap Contracts.

f)	Additional Derivative Instrument Information:

Balanced Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts	$63,525	$—	$—	$—	$—	$—	$63,525

Total	$63,525	$—	$—	$—	$—	$—	$63,525

Liabilities:
Unrealized depreciation on futures contracts(1)	$2,658	$—	$—	$—	$—	$—	$2,658

Total	$2,658	$—	$—	$—	$—	$—	$2,658

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts(1)	$63,330	$—	$—	$—	$—	$—	$63,330

Total	$63,330	$—	$—	$—	$—	$—	$63,330

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts(1)	$52,951	$—	$—	$—	$—	$—	$52,951

Total	$52,951	$—	$—	$—	$—	$—	$52,951

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	5
Futures Contracts Short at Number of Contracts	(66)

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Balanced Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$8,103,232	$—	$—	$—	$—	$—	$8,103,232
Unrealized appreciation on foreign currency contracts	—	2,075,879	—	—	—	—	2,075,879
Unrealized appreciation on swap contracts(2)	—	—	12,218	—	—	—	12,218

Total	$8,103,232	$2,075,879	$12,218	$—	$—	$—	$10,191,329

Liabilities:
Unrealized depreciation on futures contracts(1)	$5,244,378	$—	$—	$—	$—	$—	$5,244,378
Unrealized depreciation on foreign currency contracts	—	293,695	—	—	—	—	293,695
Unrealized depreciation on swap contracts(2)	—	—	24,448	—	—	—	24,448

Total	$5,244,378	$293,695	$24,448	$—	$—	$—	$5,562,521

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$12,051,334	$—	$—	$—	$—	$—	$12,051,334
Net realized gain (loss) on swap contracts	—	—	(505,358)	—	—	—	(505,358)
Net realized gain (loss) on foreign currency contracts	—	(1,674,913)	—	—	—	—	(1,674,913)

Total	$12,051,334	$(1,674,913)	$(505,358)	$—	$—	$—	$9,871,063

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(2,123,128)	$—	$—	$—	$—	$—	$(2,123,128)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	172,795	—	—	—	172,795
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	513,269	—	—	—	—	513,269

Total	$(2,123,128)	$513,269	$172,795	$—	$—	$—	$(1,437,064)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	7,745
Futures Contracts Short at Number of Contracts	(9,187)
Swap Contracts at Notional Amount	$36,022,342
Foreign Currency Contracts Purchased at Contract Amount	$28,532,543
Foreign Currency Contracts Sold at Contract Amount	$81,868,291

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Global All-Asset Fund (consolidated)

Fair Value of Derivative Instruments on the (consolidated) Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$300,395	$80,992	$—	$10,893	$—	$—	$392,280
Unrealized appreciation on futures contracts(1)	250,621	—	—	489,678	55,195	—	795,494
Unrealized appreciation on foreign currency contracts	—	2,242,346	—	—	—	—	2,242,346
Unrealized appreciation on swap contracts(2)	88,734	—	212,269	154	—	—	301,157

Total	$639,750	$2,323,338	$212,269	$500,725	$55,195	$—	$3,731,277

Liabilities:
Unrealized depreciation on futures contracts(1)	$183,177	$—	$—	$678,963	$211,375	$—	$1,073,515
Unrealized depreciation on foreign currency contracts	—	2,138,758	—	—	—	—	2,138,758
Written options, market value	19,692	53,130	—	31,081	—	—	103,903
Unrealized depreciation on swap contracts(2)	—	—	64,396	3,715	—	—	68,111

Total	$202,869	$2,191,888	$64,396	$713,759	$211,375	$—	$3,384,287

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$15,214	$27,028	$—	$2,259,128	$—	$—	$2,301,370
Net realized gain (loss) on futures contracts	(1,262,117)	—	—	(1,136,039)	24,465	—	(2,373,691)
Net realized gain (loss) on written options contracts	(21,269)	35,822	—	(945,417)	—	—	(930,864)
Net realized gain (loss) on swap contracts	(879,921)	—	85,157	215,133	—	—	(579,631)
Net realized gain (loss) on foreign currency contracts	—	(2,540,549)	—	—	—	—	(2,540,549)

Total	$(2,148,093)	$(2,477,699)	$85,157	$392,805	$24,465	$—	$(4,123,365)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(1,470)	$(71,892)	$—	$(380,071)	$—	$—	$(453,433)
Net change in unrealized appreciation (depreciation) of futures contracts	311,103	—	—	827,438	118,691	—	1,257,232
Net change in unrealized appreciation (depreciation) of written options contracts	11,417	11,237	—	(69,935)	—	—	(47,281)
Net change in unrealized appreciation (depreciation) of swap contracts	82,139	—	11,048	12,063	—	—	105,250
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	188,249	—	—	—	—	188,249

Total	$403,189	$127,594	$11,048	$389,495	$118,691	$—	$1,050,017

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Global All-Asset Fund (consolidated) – (continued)

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	23,940,241
Futures Contracts Long at Number of Contracts	826
Futures Contracts Short at Number of Contracts	(180)
Written Options Contracts at Number of Contracts	(11,156,487)
Swap Contracts at Notional Amount	$33,709,286
Foreign Currency Contracts Purchased at Contract Amount	$106,346,331
Foreign Currency Contracts Sold at Contract Amount	$168,034,311

Multi-Asset Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$31,461	$—	$—	$207,531	$—	$—	$238,992
Unrealized appreciation on futures contracts(1)	—	—	—	405,304	—	—	405,304
Unrealized appreciation on foreign currency contracts	—	152,974	—	—	—	—	152,974
Unrealized appreciation on swap contracts(2)	51,294	—	72,096	—	—	—	123,390

Total	$82,755	$152,974	$72,096	$612,835	$—	$—	$920,660

Liabilities:
Unrealized depreciation on futures contracts(1)	$45,402	$—	$—	$30,968	$—	$—	$76,370
Unrealized depreciation on foreign currency contracts	—	4,601	—	—	—	—	4,601
Written options, market value	—	—	—	24,445	—	—	24,445
Unrealized depreciation on swap contracts(2)	—	—	80,557	20,282	—	—	100,839

Total	$45,402	$4,601	$80,557	$75,695	$—	$—	$206,255

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Multi-Asset Income Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$—	$—	$519,845	$—	$—	$519,845
Net realized gain (loss) on futures contracts	(7,241)	—	—	(1,141,171)	—	—	(1,148,412)
Net realized gain (loss) on written options contracts	39,170	—	—	25,305	—	—	64,475
Net realized gain (loss) on swap contracts	15,424	—	(49,688)	506,201	—	—	471,937
Net realized gain (loss) on foreign currency contracts	—	(147,611)	—	—	—	—	(147,611)

Total	$47,353	$(147,611)	$(49,688)	$(89,820)	$—	$—	$(239,766)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(4,749)	$—	$—	$(162,512)	$—	$—	$(167,261)
Net change in unrealized appreciation (depreciation) of futures contracts	23,030	—	—	739,995	—	—	763,025
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	150,730	—	—	150,730
Net change in unrealized appreciation (depreciation) of swap contracts	35,595	—	22,833	(20,282)	—	—	38,146
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	70,727	—	—	—	—	70,727

Total	$53,876	$70,727	$22,833	$707,931	$—	$—	$855,367

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	1,129,167
Futures Contracts Long at Number of Contracts	325
Futures Contracts Short at Number of Contracts	(208)
Written Options Contracts at Number of Contracts	(1,264,570)
Swap Contracts at Notional Amount	$21,116,785
Foreign Currency Contracts Purchased at Contract Amount	$1,319,283
Foreign Currency Contracts Sold at Contract Amount	$7,101,499

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

g)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

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The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2018:

Balanced Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$63,525	$(2,658)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	63,525	(2,658)

Derivatives not subject to a MNA	(63,525)	2,658

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Balanced Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,075,879	$(293,695)
Futures contracts	8,103,232	(5,244,378)
Swap contracts	12,218	(24,448)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	10,191,329	(5,562,521)

Derivatives not subject to a MNA	(8,115,450)	5,268,826

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,075,879	$(293,695)

Balanced Income Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$145,165	$—	$—	$(90,000)	$55,165
Barclays	311,858	(60,497)	—	—	251,361
BNP Paribas Securities Services	257	(257)	—	—	—
Citibank NA	85,058	(85,058)	—	—	—
Deutsche Bank Securities, Inc.	1,340,398	—	—	(70,000)	1,270,398
Goldman Sachs & Co.	95,925	(22,322)	—	—	73,603
HSBC Bank USA	49,560	(11,364)	—	—	38,196
Morgan Stanley	27,520	—	—	—	27,520
State Street Global Markets LLC	20,138	—	—	—	20,138

Total	$2,075,879	$(179,498)	$—	$(160,000)	$1,736,381

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Balanced Income Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(19,707)	$—	$—	$—	$(19,707)
Barclays	(60,497)	60,497	—	—	—
BNP Paribas Securities Services	(38,684)	257	—	—	(38,427)
Citibank NA	(104,373)	85,058	—	—	(19,315)
Credit Suisse First Boston Corp.	(1,886)	—	—	—	(1,886)
Goldman Sachs & Co.	(22,322)	22,322	—	—	—
HSBC Bank USA	(11,364)	11,364	—	—	—
RBC Dominion Securities, Inc.	(7,982)	—	—	—	(7,982)
UBS AG	(26,880)	—	—	—	(26,880)

Total	$(293,695)	$179,498	$—	$—	$(114,197)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Global All-Asset Fund (consolidated)

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,242,346	$(2,138,758)
Futures contracts	795,494	(1,073,515)
Purchased options	104,354	(35,808)
Swap contracts	301,157	(68,111)
Written options	—	(103,903)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,443,351	(3,420,095)

Derivatives not subject to a MNA	(1,100,526)	1,087,078

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,342,825	$(2,333,017)

Global All-Asset Fund (consolidated)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$28,132	$(19,742)	$—	$—	$8,390
Banc of America Securities LLC	284,919	(199,368)	—	—	85,551
Bank of Montreal	1,300	(90)	—	—	1,210
Barclays	671,979	(489,992)	—	(181,987)	—
BNP Paribas Securities Services	173,205	(22,344)	—	—	150,861
Canadian Imperial Bank of Commerce	695	(695)	—	—	—
Citibank NA	184,011	(107,994)	—	—	76,017
Commonwealth Bank of Australia	52,260	(2,676)	—	—	49,584
Credit Suisse First Boston Corp.	2,392	(386)	—	—	2,006
Deutsche Bank Securities, Inc.	88,083	(88,083)	—	—	—
Goldman Sachs & Co.	215,142	(170,586)	—	—	44,556
HSBC Bank USA	53,778	(53,778)	—	—	—
JP Morgan Chase & Co.	287,745	(287,745)	—	—	—

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Global All-Asset Fund (consolidated) – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Morgan Stanley	$164,001	$(164,001)	$—	$—	$—
Nomura International	6,935	(2,359)	—	—	4,576
RBC Dominion Securities, Inc.	980	(188)	—	—	792
Standard Chartered Bank	6,925	(3,791)	—	—	3,134
State Street Global Markets LLC	93,463	(26,797)	—	—	66,666
Toronto-Dominion Bank	20,593	(14,251)	—	—	6,342
UBS AG	6,287	(6,287)	—	—	—

Total	$2,342,825	$(1,661,153)	$—	$(181,987)	$499,685

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(19,742)	$19,742	$—	$—	$—
Banc of America Securities LLC	(199,368)	199,368	—	—	—
Bank of Montreal	(90)	90	—	—	—
Barclays	(489,992)	489,992	—	—	—
BNP Paribas Securities Services	(22,344)	22,344	—	—	—
Canadian Imperial Bank of Commerce	(3,276)	695	—	—	(2,581)
Citibank NA	(107,994)	107,994	—	—	—
Commonwealth Bank of Australia	(2,676)	2,676	—	—	—
Credit Suisse First Boston Corp.	(386)	386	—	—	—
Deutsche Bank Securities, Inc.	(88,459)	88,083	—	—	(376)
Goldman Sachs & Co.	(170,586)	170,586	—	—	—
HSBC Bank USA	(56,700)	53,778	—	—	(2,922)
JP Morgan Chase & Co.	(326,448)	287,745	—	—	(38,703)
Merrill Lynch International	(10,151)	—	—	—	(10,151)
Morgan Stanley	(776,738)	164,001	—	—	(612,737)
Nomura International	(2,359)	2,359	—	—	—
RBC Dominion Securities, Inc.	(188)	188	—	—	—
Societe Generale	(954)	—	—	—	(954)
Standard Chartered Bank	(3,791)	3,791	—	—	—
State Street Global Markets LLC	(26,797)	26,797	—	—	—
Toronto-Dominion Bank	(14,251)	14,251	—	—	—
UBS AG	(9,727)	6,287	—	—	(3,440)

Total	$(2,333,017)	$1,661,153	$—	$—	$(671,864)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

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April 30, 2018 (Unaudited)

Multi-Asset Income Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$152,974	$(4,601)
Futures contracts	406,682	(76,370)
Purchased options	207,531	(4,749)
Swap contracts	123,390	(100,839)
Written options	—	(24,445)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	890,577	(211,004)

Derivatives not subject to a MNA	(546,641)	107,897

Total gross amount of assets and liabilities subject to MNA or similar agreements	$343,936	$(103,107)

Multi-Asset Income Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$15,610	$(57)	$—	$—	$15,553
Banc of America Securities LLC	12,767	—	—	—	12,767
Barclays	89,043	(400)	—	—	88,643
BNP Paribas Securities Services	4,097	(246)	—	—	3,851
Citibank NA	8,591	(960)	—	—	7,631
Credit Suisse First Boston Corp.	883	(883)	—	—	—
Credit Suisse International	1,440	(1,440)	—	—	—
Deutsche Bank Securities, Inc.	19,625	(4,124)	—	—	15,501
Goldman Sachs & Co.	145,150	(45,221)	—	—	99,929
HSBC Bank USA	6,222	(60)	—	—	6,162
JP Morgan Chase & Co.	3,283	(3,283)	—	—	—
Morgan Stanley	25,560	(17,540)	—	(8,020)	—
National Australia Bank Limited	2,453	—	—	—	2,453
State Street Global Markets LLC	6,302	—	—	—	6,302
Toronto-Dominion Bank	2,910	(1,279)	—	—	1,631

Total	$343,936	$(75,493)	$—	$(8,020)	$260,423

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(57)	$57	$—	$—	$—
Barclays	(400)	400	—	—	—
BNP Paribas Securities Services	(246)	246	—	—	—
Citibank NA	(960)	960	—	—	—
Credit Suisse First Boston Corp.	(902)	883	—	—	(19)

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Multi-Asset Income Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Credit Suisse International	$(14,517)	$1,440	$—	$—	$(13,077)
Deutsche Bank Securities, Inc.	(4,124)	4,124	—	—	—
Goldman Sachs & Co.	(45,221)	45,221	—	—	—
HSBC Bank USA	(60)	60	—	—	—
JP Morgan Chase & Co.	(17,475)	3,283	—	—	(14,192)
Morgan Stanley	(17,540)	17,540	—	—	—
RBC Dominion Securities, Inc.	(62)	—	—	—	(62)
Standard Chartered Bank	(264)	—	—	—	(264)
Toronto-Dominion Bank	(1,279)	1,279	—	—	—

Total	$(103,107)	$75,493	$—	$—	$(27,614)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain Funds are exposed to the risks of the Underlying Funds and/or exchange-traded funds (“ETFs”) in direct proportion to the amount of assets those Funds allocate to each Underlying Fund and/or ETF. The market values of the Underlying Funds and/or ETFs may decline due to general market conditions which are not specifically related to a particular company in which the Underlying Fund and/or ETF invested, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities in which the Underlying Funds and/or ETFs invest may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities,

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April 30, 2018 (Unaudited)

senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2017 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Perpetual Short-Term Capital Loss Carryforward	Perpetual Long-Term Capital Loss Carryforward
Conservative Allocation Fund	$—	$7,817,237
Global All-Asset Fund (consolidated)	9,819,914	6,550,974
Growth Allocation Fund	—	36,967,644
Multi-Asset Income Fund	9,942,296	6,811,132

The Balanced Fund, Balanced Income Fund, Checks and Balances Fund and Moderate Allocation Fund had no capital loss carryforward for U.S. federal income tax purposes as of October 31, 2017.

During the year ended October 31, 2017, the Balanced Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund utilized prior year capital loss carryforwards of $52,965,744, $5,720,788, $63,300,127 and $21,554,420, respectively.

During the year ended October 31, 2017, the Balanced Fund and Growth Allocation Fund had expired $11,938,266 and $6,775,989 of prior year capital loss carryforwards, respectively.

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c)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2018 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$806,783,143	$163,459,414	$(25,698,149)	$137,761,265
Balanced Income Fund	11,687,652,108	837,997,617	(333,748,155)	504,249,462
Checks and Balances Fund	1,618,373,624	—	(17,947,472)	(17,947,472)
Conservative Allocation Fund	119,622,037	3,113,710	(2,183,749)	929,961
Global All-Asset Fund (consolidated)	275,975,126	34,375,724	(13,848,162)	20,527,562
Growth Allocation Fund	622,726,422	40,342,660	(6,205,331)	34,137,329
Moderate Allocation Fund	437,945,668	21,029,293	(6,408,805)	14,620,488
Multi-Asset Income Fund	74,329,415	4,082,509	(2,447,847)	1,634,662

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, except Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund, in accordance with the Fund’s investment objective and policies. Each Fund, except Checks and Balances Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to Balanced Fund, Balanced Income Fund, Global All-Asset Fund, and Multi-Asset Income Fund, HFMC pays a sub-advisory fee to Wellington Management out of its advisory fee. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2018; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion

Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion

Checks and Balances Fund	N/A

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April 30, 2018 (Unaudited)

Fund	Management Fee Rates
Conservative Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion

Global All-Asset Fund	0.7000% on first $250 million and;
0.6500% on next $250 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5600% on next $2.5 billion and;
0.5500% over $5 billion

Growth Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion

Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion

Multi-Asset Income Fund	0.5600% on first $250 million and;
0.5100% on next $250 million and;
0.4900% on next $500 million and;
0.4700% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4625% on next $5 billion and;
0.4600% over $10 billion

Prior to March 1, 2018, the following Funds paid the following rates to HFMC for management fees rendered:

Fund	Management Fee Rates
Balanced Fund	0.6900% on first $500 million and;
0.6250% on next $500 million and;
0.5750% on next $4 billion and;
0.5725% on next $5 billion and;
0.5700% over $10 billion

Balanced Income Fund*	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5150% on next $5 billion and;
0.5000% over $15 billion

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April 30, 2018 (Unaudited)

Fund	Management Fee Rates
Global All-Asset Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6600% on next $2.5 billion and;
0.6500% over $5 billion

Multi-Asset Income Fund	0.6000% on first $250 million and;
0.5500% on next $250 million and;
0.5300% on next $500 million and;
0.5100% on next $1.5 billion and;
0.5050% on next $2.5 billion and;
0.5025% on next $5 billion and;
0.5000% over $10 billion

*	From November 1, 2017 through February 28, 2018.

The Global All-Asset Fund’s Cayman Subsidiary (the “Subsidiary”) pays HFMC a management fee at the annual rate of 0.55% of average daily net assets attributable to Subsidiary. HFMC has contractually agreed to waive the management fee it receives from the Global All-Asset Fund in an amount equal to the management fee paid to it by the Subsidiary. This waiver will remain in effect for as long as the Investment Manager’s agreement with the Subsidiary is in place.

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of each Fund, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Balanced Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Balanced Income Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Checks and Balances Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Conservative Allocation Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Global All-Asset Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Growth Allocation Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Moderate Allocation Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

183

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Fund	Accounting Services Fee Rates
Multi-Asset Income Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2018, HFMC contractually limited the total operating expenses of each of the following Funds through February 28, 2019 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Conservative Allocation Fund(1)	1.19%	1.94%	0.94%	1.44%	1.14%	0.84%	N/A	N/A	0.84%
Global All-Asset Fund(2)	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.75%	0.69%
Multi-Asset Income Fund(3)	1.05%	1.80%	0.75%	1.31%	1.01%	0.71%	N/A	0.65%	0.59%

(1)	HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as provided.
(2)	HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as provided.
(3)	HFMC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as provided.

From November 1, 2017 through February 28, 2018, HFMC contractually limited the total operating expenses of each of the following Funds as follows:

	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Fund(1)	1.18%	N/A	0.93%	1.40%	1.10%	0.80%	N/A	N/A	0.78%
Balanced Income Fund(1)	0.99%	1.74%	0.74%	1.24%	0.94%	0.69%	0.64%	0.64%	0.64%
Checks and Balances Fund(2)	1.25%	2.00%	1.00%	1.40%	1.10%	0.80%	N/A	N/A	0.90%
Global All-Asset Fund(3)	1.19%	1.94%	0.94%	1.49%	1.19%	0.89%	N/A	0.84%	0.84%
Growth Allocation Fund(2)	1.50%	2.25%	1.25%	1.70%	1.40%	1.10%	N/A	N/A	1.15%
Moderate Allocation Fund(2)	1.40%	2.15%	1.15%	1.65%	1.35%	1.05%	N/A	N/A	1.05%
Multi-Asset Income Fund(1)	1.05%	1.80%	0.75%	1.35%	1.05%	0.75%	N/A	0.70%	0.65%

(1)	HFMC had contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as provided.
(2)	HFMC had contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as provided.
(3)	HFMC had contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as provided.

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2018, these amounts, if any, are included in the Statements of Operations.

184

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Fund	1.08%	1.79%	0.76%	1.36%	1.08%	0.78%	0.62%	0.71%	0.68%
Balanced Income Fund	0.91%	1.66%	0.65%	1.25%	0.95%	0.68%	0.58%	0.62%	0.58%
Checks and Balances Fund	0.38%	1.15%	0.13%	0.75%	0.45%	0.15%	—	—	0.04%
Conservative Allocation Fund	0.60%	1.35%	0.35%	0.85%	0.55%	0.25%	—	—	0.25%
Global All-Asset Fund (consolidated)	1.15%	1.90%	0.88%	1.46%	1.17%	0.84%	0.68%	0.81%	0.79%
Growth Allocation Fund	0.54%	1.29%	0.23%	0.86%	0.56%	0.26%	—	—	0.15%
Moderate Allocation Fund	0.53%	1.28%	0.28%	0.87%	0.57%	0.27%	—	—	0.16%
Multi-Asset Income Fund	0.80%	1.44%	0.70%	0.86%	0.80%	0.73%	—	0.63%	0.63%

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2018, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Balanced Fund	$571,818	$6,046
Balanced Income Fund	5,828,618	247,667
Checks and Balances Fund	742,746	9,037
Conservative Allocation Fund	44,285	661
Global All-Asset Fund (consolidated)	42,973	652
Growth Allocation Fund	278,937	7,009
Moderate Allocation Fund	158,847	4,462
Multi-Asset Income Fund	21,632	603

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

185

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2018, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced Fund	$1,578
Balanced Income Fund	20,280
Checks and Balances Fund	2,760
Conservative Allocation Fund	205
Global All Asset Fund	497
Growth Allocation Fund	1,119
Moderate Allocation Fund	771
Multi-Asset Income Fund	109

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund or (ii) a Specified Amount (as defined below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class R6	0.004%*
Class F	0.004%*

*	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class R6 and Class F was equal to 0.00% of average daily net assets.

Pursuant to a sub-transfer agency agreement between HASCO and DST, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. Each Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

186

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

For the six-month period ended April 30, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Fund	0.15%	0.11%	0.07%	0.02%	0.02%	0.02%	0.00%	0.03%	0.00%
Balanced Income Fund	0.08%	0.08%	0.07%	0.00%	0.00%	0.00%	0.00%	0.04%	0.00%
Checks and Balances Fund	0.09%	0.11%	0.09%	0.01%	0.01%	0.01%	—	—	0.00%
Conservative Allocation Fund	0.12%	0.15%	0.12%	0.01%	0.01%	0.01%	—	—	0.00%
Global All-Asset Fund (consolidated)	0.14%	0.12%	0.09%	0.02%	0.02%	0.02%	0.00%	0.05%	0.00%
Growth Allocation Fund	0.14%	0.15%	0.08%	0.01%	0.01%	0.00%	—	—	0.00%
Moderate Allocation Fund	0.12%	0.12%	0.11%	0.01%	0.01%	0.01%	—	—	0.00%
Multi-Asset Income Fund	0.05%	0.09%	0.08%	0.01%	0.01%	0.01%	—	0.00%	0.00%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At April 30, 2018, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral(1)
Balanced Income Fund	$17,740,897	$18,142,583	$—
Global All-Asset Fund (consolidated)	2,804,583	2,786,687	920,826	(2)
Multi-Asset Income Fund	3,597,554	3,689,988	—

(1)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.
(2)	U.S. Treasury Securities

187

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018.

Balanced Income Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$15,084,219	$—	$—	$—	$15,084,219
Foreign Government Obligations	3,058,364	—	—	—	3,058,364

Total	$18,142,583	$—	$—	$—	$18,142,583

Total Borrowings	$18,142,583	$—	$—	$—	$18,142,583

Gross amount of recognized liabilities for securities lending transactions					$18,142,583

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Global All-Asset Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,786,687	$—	$—	$—	$2,786,687

Total Borrowings	$2,786,687	$—	$—	$—	$2,786,687

Gross amount of recognized liabilities for securities lending transactions					$2,786,687

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multi-Asset Income Fund

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$15	$—	$—	$—	$15
Convertible Bonds	3,620	—	—	—	3,620
Exchange-Traded Funds	3,686,353	—	—	—	3,686,353

Total	$3,689,988	$—	$—	$—	$3,689,988

Total Borrowings	$3,689,988	$—	$—	$—	$3,689,988

Gross amount of recognized liabilities for securities lending transactions					$3,689,988

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

188

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

9.	Affiliate Holdings:

As of April 30, 2018, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Fund	—	—	—	—	—	—	100%	—	—
Balanced Income Fund	—	—	—	—	—	—	—	—	—
Checks and Balances Fund	—	—	—	—	—	—	—	—	—
Conservative Allocation Fund	—	—	—	—	—	—	—	—	100%
Global All-Asset Fund (consolidated)	—	—	—	—	—	19%	100%	—	—
Growth Allocation Fund	—	—	—	—	—	—	—	—	100%
Moderate Allocation Fund	—	—	—	—	—	—	—	—	100%
Multi-Asset Income Fund	53%	26%	14%	100%	100%	100%	—	—	99%

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Balanced Fund	—	—	—	—	—	—	—	—	—
Balanced Income Fund	—	—	—	—	—	—	—	—	—
Checks and Balances Fund	—	—	—	—	—	—	—	—	—
Conservative Allocation Fund	—	—	—	—	—	—	—	—	—
Global All-Asset Fund (consolidated)	—	—	—	—	—	—	—	—	—
Growth Allocation Fund	—	—	—	—	—	—	—	—	—
Moderate Allocation Fund	—	—	—	—	—	—	—	—	—
Multi-Asset Income Fund	9%	3%	3%	3%	3%	3%	—	—	37%

*	Percentage rounds to zero.

As of April 30, 2018, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares from these affiliated funds of funds. Affiliated funds of funds owned shares in the Funds listed below as follows:

Fund	Percentage of Fund(1)
Global All-Asset Fund (consolidated)	20%

(1)	As of April 30, 2018, the affiliated funds of funds were invested in Class F shares.

189

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

10.	Affiliate Fund Transactions:

A summary of affiliate fund transactions for the Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the period ended April 30, 2018 follows:

Checks and Balances Fund

Affiliated Investment Companies	Beginning Value as of October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2018	Shares as of April 30, 2018	Dividend Income	Capital Gain Distributions
The Hartford Capital Appreciation Fund, Class F	$576,668,240	$76,735,750	$66,805,828	$2,484,392	$(55,159,706)	$533,922,848	14,046,905	$5,938,999	$70,796,751
The Hartford Dividend and Growth Fund, Class F	574,682,646	59,025,526	56,793,985	2,755,292	(47,128,844)	532,540,635	21,183,001	5,361,822	53,663,705
The Hartford Total Return Bond Fund, Class F	566,383,925	12,682,276	24,478,456	(364,919)	(20,260,157)	533,962,669	52,972,487	12,682,276	—

	$1,717,734,811	$148,443,552	$148,078,269	$4,874,765	$(122,548,707)	$1,600,426,152	88,202,393	$23,983,097	$124,460,456

Conservative Allocation Fund

Affiliated Investment Companies	Beginning Value as of October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2018	Shares as of April 30, 2018	Dividend Income	Capital Gain Distributions
Hartford Core Equity Fund, Class F	$10,180,232	$380,328	$2,194,947	$297,164	$(4,968)	$8,657,809	295,488	$122,488	$257,840
Hartford Multifactor Developed Markets ex-US ETF	—	570,224	—	—	(1,448)	568,776	19,310	—	—
Hartford Multifactor US Equity ETF		1,841,424	—	—	(18,414)	1,823,010	58,580	—	—
Hartford Quality Value Fund, Class F	—	4,786,030	49,645	810	(135,385)	4,601,810	232,063	36,395	92,781
Hartford Real Total Return Fund, Class F	5,110,387	424,478	1,339,098	37,325	(512,009)	3,721,083	466,886	424,478	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F	—	4,704,631	6,346	13	(220,049)	4,478,249	470,899	105,154	33,999
Hartford Schroders International Multi-Cap Value Fund, Class F	3,824,837	124,184	273,484	27,032	11,575	3,714,144	361,298	49,748	41,786
Hartford Small Cap Core Fund, Class F	2,550,369	168,609	1,409,054	78,710	(153,618)	1,235,016	90,544	10,487	106,547
The Hartford Equity Income Fund, Class F	10,174,434	604,180	2,829,575	161,456	(635,908)	7,474,587	385,288	105,386	498,794
The Hartford Global All-Asset Fund, Class F	6,366,521	791,151	1,450,588	(26,311)	(717,527)	4,963,246	465,595	791,151	—
The Hartford Global Real Asset Fund, Class F	2,550,559	139,519	221,439	10,150	63,433	2,542,222	263,170	90,003	—
The Hartford Growth Opportunities Fund, Class F	2,571,595	205,067	286,026	46,363	(99,017)	2,437,982	52,216	—	201,066
The Hartford Inflation Plus Fund, Class F	5,084,739	259,029	110,120	(4,396)	(261,380)	4,967,872	469,553	237,255	—
The Hartford International Opportunities Fund, Class F	5,108,282	294,116	952,755	123,930	(268,437)	4,305,136	255,953	83,170	175,686
The Hartford International Small Company Fund, Class F	1,280,888	117,449	578,970	73,941	(120,626)	772,682	46,268	20,837	78,159
The Hartford MidCap Fund, Class F	7,649,332	266,893	4,234,692	664,218	(463,208)	3,882,543	121,863	—	224,951
The Hartford Quality Bond Fund, Class F	17,832,769	275,868	145,326	562	(430,233)	17,533,640	1,803,872	228,443	—
The Hartford Short Duration Fund, Class F	10,190,805	166,772	2,155,420	(8,015)	(111,002)	8,083,140	828,191	118,998	—
The Hartford Strategic Income Fund, Class F	11,440,663	432,255	2,852,960	60,509	(406,167)	8,674,300	1,000,496	383,876	—

190

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Conservative Allocation Fund – (continued)

Affiliated Investment Companies	Beginning Value as of October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2018	Shares as of April 30, 2018	Dividend Income	Capital Gain Distributions
The Hartford Total Return Bond Fund, Class F	$14,016,742	$1,627,233	$242,993	$(1,842)	$(556,799)	$14,842,341	1,472,454	$340,916	$—
The Hartford World Bond Fund, Class F	11,451,579	11,933	660,252	16,340	81,971	10,901,571	1,028,450	3,183	—

	$127,384,733	$18,191,373	$21,993,690	$1,557,959	$(4,959,216)	$120,181,159	10,188,437	$3,151,968	$1,711,609

Growth Allocation Fund

Affiliated Investment Companies	Beginning Value as of October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2018	Shares as of April 30, 2018	Dividend Income	Capital Gain Distributions
Hartford Core Equity Fund, Class F	$109,905,787	$4,115,104	$6,774,066	$822,890	$1,823,103	$109,892,818	3,750,608	$1,325,302	$2,789,804
Hartford Multifactor Developed Markets (ex-US) ETF	—	6,269,514	—	—	(15,923)	6,253,591	212,310	—	—
Hartford Multifactor US Equity ETF	—	20,879,549	—	—	(325,723)	20,553,826	660,470	21,462	—
Hartford Quality Value Fund, Class F	—	51,154,365	230,986	3,562	(1,891,243)	49,035,698	2,472,804	295,402	753,061
Hartford Real Total Return Fund, Class F	20,139,460	1,518,453	6,663,642	181,023	(1,864,142)	13,311,152	1,670,157	1,518,453	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F	—	14,269,328	253,656	(8,608)	(712,970)	13,294,094	1,397,907	412,067	182,916
Hartford Schroders International Multi-Cap Value Fund, Class F	40,881,292	4,549,977	—	—	429,448	45,860,717	4,461,159	582,787	487,175
Hartford Small Cap Core Fund, Class F	54,558,972	2,621,196	23,382,914	1,642,909	(2,965,256)	32,474,907	2,380,858	321,246	2,299,950
The Hartford Equity Income Fund, Class F	75,052,659	4,543,702	1,780,837	171,314	(4,359,617)	73,627,221	3,795,218	833,335	3,710,367
The Hartford Global All-Asset Fund, Class F	27,467,767	3,396,810	662,362	17,150	(3,297,670)	26,921,695	2,525,487	3,396,807	—
The Hartford Global Real Asset Fund, Class F	27,335,358	1,243,440	2,197,592	124,002	685,142	27,190,350	2,814,736	968,145	—
The Hartford Growth Opportunities Fund, Class F	62,462,933	4,848,284	32,550,094	4,346,929	(5,652,993)	33,455,059	716,536	—	4,848,284
The Hartford International Opportunities Fund, Class F	61,824,474	3,125,899	7,257,125	751,325	(2,854,910)	55,589,663	3,304,974	1,004,346	2,121,553
The Hartford International Small Company Fund, Class F	34,568,592	2,664,581	16,447,597	2,179,839	(3,331,801)	19,633,614	1,175,666	560,861	2,103,720
The Hartford MidCap Fund, Class F	89,355,582	3,052,062	35,181,031	5,616,985	(3,205,236)	59,638,362	1,871,888	—	3,052,061
The Hartford Quality Bond Fund, Class F	26,462,698	1,182,346	—	—	(662,189)	26,982,855	2,776,014	349,491	—
The Hartford Short Duration Fund, Class F	13,393,439	501,589	—	—	(180,201)	13,714,827	1,405,208	180,057	—

191

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Growth Allocation Fund – (continued)

Affiliated Investment Companies	Beginning Value as of October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2018	Shares as of April 30, 2018	Dividend Income	Capital Gain Distributions
The Hartford Strategic Income Fund, Class F	$19,986,180	$423,669	$13,281,165	$196,957	$(573,128)	$6,752,513	778,837	$423,669	$—
The Hartford World Bond Fund, Class F	19,792,435	668,295	315,901	7,884	165,558	20,318,271	1,916,818	5,708	—

	$683,187,628	$131,028,163	$146,978,968	$16,054,161	$(28,789,751)	$654,501,233	40,087,655	$12,199,138	$22,348,891

Moderate Allocation Fund

Affiliated Investment Companies	Beginning Value as of October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2018	Shares as of April 30, 2018	Dividend Income	Capital Gain Distributions
Hartford Core Equity Fund, Class F	$67,108,862	$2,478,585	$10,949,299	$1,301,596	$336,671	$60,276,415	2,057,216	$798,248	$1,680,337
Hartford Multifactor Developed Markets ex-US ETF	—	2,152,146	—	—	(5,465)	2,146,681	72,880	—	—
Hartford Multifactor US Equity ETF	—	9,452,625	—	—	(96,708)	9,355,917	300,640	—	—
Hartford Real Total Return Fund, Class F	18,991,847	1,582,105	4,933,680	136,245	(1,907,378)	13,869,139	1,740,168	1,582,104	—
Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F	—	13,203,722	37,427	74	(628,792)	12,537,577	1,318,357	325,123	126,535
Hartford Schroders International Multi-Cap Value Fund, Class F	19,097,111	492,237	213,727	20,605	171,722	19,567,948	1,903,497	248,203	207,483
Hartford Small Cap Core Fund, Class F	28,644,736	1,344,490	14,797,267	990,771	(1,660,922)	14,521,808	1,064,649	152,057	1,192,433
The Hartford Equity Income Fund, Class F	42,893,533	2,559,016	1,640,873	155,819	(2,500,591)	41,466,904	2,137,469	469,335	2,089,681
The Hartford Global All-Asset Fund, Class F	23,982,018	2,948,869	397,479	36,747	(2,886,179)	23,683,976	2,221,761	2,948,869	—
The Hartford Global Real Asset Fund, Class F	14,341,785	588,523	459,354	27,025	410,080	14,908,059	1,543,277	501,965	—
The Hartford Growth Opportunities Fund, Class F	24,216,171	1,870,614	11,068,300	1,513,622	(1,991,701)	14,540,406	311,424	—	1,870,615
The Hartford Inflation Plus Fund, Class F	9,382,288	548,520	1,525	5	(495,550)	9,433,738	891,658	442,383	—
The Hartford International Opportunities Fund, Class F	38,469,501	1,934,327	3,419,347	368,041	(1,671,126)	35,681,396	2,121,367	620,007	1,309,686
The Hartford International Small Company Fund, Class F	14,474,276	1,105,988	5,319,887	689,563	(1,211,381)	9,738,559	583,147	232,797	873,191
The Hartford MidCap Fund, Class F	43,196,944	1,470,647	19,061,753	3,005,928	(1,869,476)	26,742,290	839,369	—	1,470,647
The Hartford Quality Bond Fund, Class F	42,135,594	1,061,902	142,240	619	(1,030,976)	42,024,899	4,323,549	546,363	—
The Hartford Quality Value Fund, Class F	—	23,866,650	183,632	2,893	(870,036)	22,815,875	1,150,574	135,672	345,867
The Hartford Short Duration Fund, Class F	9,431,883	218,548	29,501	(30)	(125,217)	9,495,683	972,918	124,989	—
The Hartford Strategic Income Fund, Class F	32,797,337	987,647	13,532,327	183,104	(1,073,241)	19,362,520	2,233,278	987,647	—

192

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Moderate Allocation Fund – (continued)

Affiliated Investment Companies	Beginning Value as of October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2018	Shares as of April 30, 2018	Dividend Income	Capital Gain Distributions
The Hartford Total Return Bond Fund, Class F	$14,079,129	$5,330,494	$74,892	$1,088	$(695,972)	$18,639,847	1,849,191	$415,960	$—
The Hartford World Bond Fund, Class F	33,004,630	149,319	3,106,237	80,061	207,402	30,335,175	2,861,809	9,249	—

	$476,247,645	$75,346,974	$89,368,747	$8,513,776	$(19,594,836)	$451,144,812	32,498,198	$10,540,971	$11,166,475

11.	Investment Transactions:

For the six-month period ended April 30, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Balanced Fund	$137,903,155	$115,350,350
Balanced Income Fund	3,319,786,182	2,584,686,736
Checks and Balances Fund	148,443,552	148,078,269
Conservative Allocation Fund	18,191,373	21,993,690
Global All-Asset Fund (consolidated)	75,406,067	112,445,178
Growth Allocation Fund	131,028,163	146,978,968
Moderate Allocation Fund	75,346,974	89,368,747
Multi-Asset Income Fund	20,014,650	18,860,212

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Balanced Fund	$15,692,710	$23,322,701
Balanced Income Fund	57,887,185	68,256,015
Checks and Balances Fund	—	—
Conservative Allocation Fund	—	—
Global All-Asset Fund (consolidated)	4,315,796	4,974,914
Growth Allocation Fund	—	—
Moderate Allocation Fund	—	—
Multi-Asset Income Fund	2,352,217	1,973,895

Fund	Total Cost of Purchases	Total Sales Proceeds
Balanced Fund	$153,595,865	$138,673,051
Balanced Income Fund	3,377,673,367	2,652,942,751
Checks and Balances Fund	148,443,552	148,078,269
Conservative Allocation Fund	18,191,373	21,993,690
Global All-Asset Fund (consolidated)	79,721,863	117,420,092
Growth Allocation Fund	131,028,163	146,978,968
Moderate Allocation Fund	75,346,974	89,368,747
Multi-Asset Income Fund	22,366,867	20,834,107

193

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2018, and the year ended October 31, 2017:

Balanced Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,337,101	$32,281,660	2,710,628	$60,195,271
Shares Issued for Reinvested Dividends	163,787	3,908,893	333,574	7,434,317
Shares Redeemed	(2,220,755)	(53,616,297)	(5,365,412)	(118,713,800)
Shares converted (from) Class B into Class A	—	—	42,210	936,699

Net Increase (Decrease)	(719,867)	(17,425,744)	(2,279,000)	(50,147,513)

Class B(1)
Shares Sold	—	$—	2,256	$50,124
Shares Issued for Reinvested Dividends	—	—	42	922
Shares Redeemed	—	—	(67,676)	(1,500,024)
Shares converted (from) Class B into Class A	—	—	(42,355)	(936,699)

Net Increase (Decrease)	—	—	(107,733)	(2,385,677)

Class C
Shares Sold	558,283	$13,500,432	1,152,914	$25,504,218
Shares Issued for Reinvested Dividends	19,056	454,340	37,591	837,890
Shares Redeemed	(563,206)	(13,576,172)	(1,784,681)	(39,568,241)

Net Increase (Decrease)	14,133	378,600	(594,176)	(13,226,133)

Class I
Shares Sold	581,272	$13,942,146	4,157,550	$91,784,159
Shares Issued for Reinvested Dividends	15,764	376,276	41,424	923,735
Shares Redeemed	(675,056)	(16,321,758)	(3,485,719)	(78,730,591)

Net Increase (Decrease)	(78,020)	(2,003,336)	713,255	13,977,303

Class R3
Shares Sold	11,211	$275,107	36,488	$802,750
Shares Issued for Reinvested Dividends	471	11,360	1,136	25,427
Shares Redeemed	(12,341)	(304,379)	(87,516)	(1,955,382)

Net Increase (Decrease)	(659)	(17,912)	(49,892)	(1,127,205)

Class R4
Shares Sold	11,979	$296,905	46,371	$1,037,733
Shares Issued for Reinvested Dividends	401	9,676	649	14,751
Shares Redeemed	(2,232)	(55,661)	(18,082)	(421,812)

Net Increase (Decrease)	10,148	250,920	28,938	630,672

Class R5
Shares Sold	678	$16,514	3,180	$71,499
Shares Issued for Reinvested Dividends	46	1,107	113	2,541
Shares Redeemed	(618)	(15,397)	(8,958)	(202,783)

Net Increase (Decrease)	106	2,224	(5,665)	(128,743)

194

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Balanced Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R6(2)
Shares Sold	406	$10,000	—	$—
Shares Issued for Reinvested Dividends	2	43	—	—

Net Increase (Decrease)	408	10,043	—	—

Class Y
Shares Sold	163,137	$4,004,051	275,099	$6,254,104
Shares Issued for Reinvested Dividends	4,975	120,218	6,673	151,452
Shares Redeemed	(40,699)	(987,405)	(81,956)	(1,846,897)

Net Increase (Decrease)	127,413	3,136,864	199,816	4,558,659

Class F(3)
Shares Sold	1,206,680	$29,154,973	3,061,670	$69,560,331
Shares Issued for Reinvested Dividends	29,106	693,295	10,813	250,092
Shares Redeemed	(316,338)	(7,639,053)	(101,678)	(2,355,559)

Net Increase (Decrease)	919,448	22,209,215	2,970,805	67,454,864

Total Net Increase (Decrease)	273,110	$6,540,874	876,348	$19,606,227

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2018.
(3)	Inception date of class was February 28, 2017.

Balanced Income Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	21,751,587	$316,569,461	55,849,826	$792,589,987
Shares Issued for Reinvested Dividends	9,198,784	133,893,819	7,753,873	109,320,326
Shares Redeemed	(23,687,068)	(344,275,511)	(63,785,486)	(903,089,092)
Shares converted (from) Class B into Class A	—	—	49,687	705,825

Net Increase (Decrease)	7,263,303	106,187,769	(132,100)	(472,954)

Class B(1)
Shares Sold	—	$—	20,079	$281,496
Shares Issued for Reinvested Dividends	—	—	9,027	125,456
Shares Redeemed	—	—	(453,573)	(6,432,069)
Shares converted (from) Class B into Class A	—	—	(49,775)	(705,825)

Net Increase (Decrease)	—	—	(474,242)	(6,730,942)

Class C
Shares Sold	26,237,800	$375,996,563	62,088,463	$868,162,727
Shares Issued for Reinvested Dividends	9,157,978	131,552,223	6,421,244	89,155,610
Shares Redeemed	(23,041,092)	(329,230,674)	(50,788,009)	(712,568,633)

Net Increase (Decrease)	12,354,686	178,318,112	17,721,698	244,749,704

195

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Balanced Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class I
Shares Sold	42,636,710	$621,147,681	177,455,753	$2,510,893,054
Shares Issued for Reinvested Dividends	8,366,354	121,762,345	7,220,669	102,019,756
Shares Redeemed	(34,935,646)	(506,306,647)	(124,186,986)	(1,777,200,299)

Net Increase (Decrease)	16,067,418	236,603,379	60,489,436	835,712,511

Class R3
Shares Sold	1,537,642	$22,408,556	4,257,465	$60,475,744
Shares Issued for Reinvested Dividends	610,128	8,912,855	443,013	6,267,247
Shares Redeemed	(1,235,959)	(17,986,784)	(2,301,405)	(32,849,396)

Net Increase (Decrease)	911,811	13,334,627	2,399,073	33,893,595

Class R4
Shares Sold	1,089,363	$15,864,838	2,729,542	$38,622,683
Shares Issued for Reinvested Dividends	301,611	4,409,212	253,034	3,580,253
Shares Redeemed	(1,180,436)	(17,199,748)	(3,309,402)	(46,615,718)

Net Increase (Decrease)	210,538	3,074,302	(326,826)	(4,412,782)

Class R5
Shares Sold	1,024,958	$14,730,342	1,270,706	$18,036,403
Shares Issued for Reinvested Dividends	132,010	1,931,098	103,215	1,465,598
Shares Redeemed	(510,848)	(7,410,768)	(613,777)	(8,770,210)

Net Increase (Decrease)	646,120	9,250,672	760,144	10,731,791

Class R6
Shares Sold	3,477,976	$51,849,507	2,072,374	$29,696,025
Shares Issued for Reinvested Dividends	193,945	2,847,302	47,953	689,040
Shares Redeemed	(328,637)	(4,802,506)	(721,821)	(10,375,104)

Net Increase (Decrease)	3,343,284	49,894,303	1,398,506	20,009,961

Class Y
Shares Sold	1,906,048	$28,005,371	6,866,906	$98,856,609
Shares Issued for Reinvested Dividends	373,004	5,483,939	255,362	3,643,214
Shares Redeemed	(1,663,034)	(24,325,424)	(4,967,610)	(70,801,957)

Net Increase (Decrease)	616,018	9,163,886	2,154,658	31,697,866

Class F(2)
Shares Sold	24,267,951	$353,130,906	77,328,045	$1,114,526,163
Shares Issued for Reinvested Dividends	3,662,778	53,290,011	495,817	7,249,798
Shares Redeemed	(5,701,868)	(82,604,679)	(1,699,627)	(24,883,220)

Net Increase (Decrease)	22,228,861	323,816,238	76,124,235	1,096,892,741

Total Net Increase (Decrease)	63,642,039	$929,643,288	160,114,582	$2,262,071,491

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

196

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Checks and Balances Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	3,523,076	$34,153,809	10,994,175	$109,199,367
Shares Issued for Reinvested Dividends	16,478,674	159,376,760	11,567,449	110,476,211
Shares Redeemed	(14,591,037)	(142,607,161)	(36,842,819)	(366,173,646)
Shares converted (from) Class B into Class A	—	—	429,071	4,240,310

Net Increase (Decrease)	5,410,713	50,923,408	(13,852,124)	(142,257,758)

Class B(1)
Shares Sold	—	$—	4,078	$39,341
Shares Issued for Reinvested Dividends	—	—	209,508	1,977,631
Shares Redeemed	—	—	(3,048,874)	(30,112,666)
Shares converted (from) Class B into Class A	—	—	(430,934)	(4,240,310)

Net Increase (Decrease)	—	—	(3,266,222)	(32,336,004)

Class C
Shares Sold	1,049,154	$10,177,604	2,007,292	$19,819,604
Shares Issued for Reinvested Dividends	3,668,064	35,256,166	2,436,346	22,979,876
Shares Redeemed	(3,853,775)	(37,339,188)	(8,077,828)	(79,907,798)

Net Increase (Decrease)	863,443	8,094,582	(3,634,190)	(37,108,318)

Class I
Shares Sold	1,012,335	$9,883,922	2,900,940	$29,037,809
Shares Issued for Reinvested Dividends	716,341	6,938,163	352,722	3,385,025
Shares Redeemed	(1,193,476)	(11,575,755)	(1,675,303)	(16,732,609)

Net Increase (Decrease)	535,200	5,246,330	1,578,359	15,690,225

Class R3
Shares Sold	90,866	$883,200	469,612	$4,667,384
Shares Issued for Reinvested Dividends	226,075	2,178,480	123,675	1,174,635
Shares Redeemed	(393,188)	(3,812,899)	(285,601)	(2,847,265)

Net Increase (Decrease)	(76,247)	(751,219)	307,686	2,994,754

Class R4
Shares Sold	28,108	$273,703	83,209	$818,595
Shares Issued for Reinvested Dividends	69,550	670,544	38,100	362,929
Shares Redeemed	(13,251)	(130,590)	(59,509)	(590,302)

Net Increase (Decrease)	84,407	813,657	61,800	591,222

Class R5
Shares Sold	214,947	$2,142,098	19,134	$188,847
Shares Issued for Reinvested Dividends	34,568	335,301	40,334	384,678
Shares Redeemed	(248,211)	(2,386,912)	(356,798)	(3,404,835)

Net Increase (Decrease)	1,304	90,487	(297,330)	(2,831,310)

197

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Checks and Balances Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class F(2)
Shares Sold	5,340	$53,708	138,501	$1,398,847
Shares Issued for Reinvested Dividends	15,183	147,695	500	5,165
Shares Redeemed	(108,785)	(1,063,004)	(1,293)	(13,423)

Net Increase (Decrease)	(88,262)	(861,601)	137,708	1,390,589

Total Net Increase (Decrease)	6,730,558	$63,555,644	(18,964,313)	$(193,866,600)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

Conservative Allocation Fund
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	411,862	$4,333,629	1,280,277	$12,942,875
Shares Issued for Reinvested Dividends	239,137	2,498,986	120,782	1,180,038
Shares Redeemed	(858,619)	(9,027,025)	(2,987,799)	(30,149,508)
Shares converted (from) Class B into Class A	—	—	21,821	220,942

Net Increase (Decrease)	(207,620)	(2,194,410)	(1,564,919)	(15,805,653)

Class B(1)
Shares Sold	—	$—	175	$1,713
Shares Redeemed	—	—	(125,126)	(1,251,654)
Shares converted (from) Class B into Class A	—	—	(22,028)	(220,942)

Net Increase (Decrease)	—	—	(146,979)	(1,470,883)

Class C
Shares Sold	101,998	$1,053,547	575,086	$5,729,978
Shares Issued for Reinvested Dividends	51,671	533,765	15,994	154,501
Shares Redeemed	(259,389)	(2,692,079)	(1,286,163)	(12,956,371)

Net Increase (Decrease)	(105,720)	(1,104,767)	(695,083)	(7,071,892)

Class I
Shares Sold	29,511	$309,264	154,174	$1,570,817
Shares Issued for Reinvested Dividends	4,857	50,753	1,991	19,448
Shares Redeemed	(62,833)	(659,968)	(94,154)	(967,765)

Net Increase (Decrease)	(28,465)	(299,951)	62,011	622,500

Class R3
Shares Sold	42,777	$449,759	85,561	$860,392
Shares Issued for Reinvested Dividends	18,111	189,259	10,047	98,160
Shares Redeemed	(135,209)	(1,427,173)	(295,698)	(3,007,163)

Net Increase (Decrease)	(74,321)	(788,155)	(200,090)	(2,048,611)

198

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Conservative Allocation Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	67,544	$705,946	84,615	$853,470
Shares Issued for Reinvested Dividends	7,995	83,543	3,075	30,074
Shares Redeemed	(54,354)	(567,242)	(72,305)	(725,775)

Net Increase (Decrease)	21,185	222,247	15,385	157,769

Class R5
Shares Sold	23,386	$246,937	26,935	$273,714
Shares Issued for Reinvested Dividends	6,115	64,019	3,966	38,830
Shares Redeemed	(43,191)	(461,726)	(45,973)	(472,103)

Net Increase (Decrease)	(13,690)	(150,770)	(15,072)	(159,559)

Class F(2)
Shares Sold	—	$—	997	$10,000
Shares Issued for Reinvested Dividends	34	351	—	—

Net Increase (Decrease)	34	351	997	10,000

Total Net Increase (Decrease)	(408,597)	$(4,315,455)	(2,543,750)	$(25,766,329)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Commenced operations on February 28, 2017.

Global All-Asset Fund (consolidated)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	230,248	$2,527,740	373,191	$4,183,577
Shares Issued for Reinvested Dividends	1,145,602	12,292,306	174,055	1,811,915
Shares Redeemed	(1,006,575)	(11,258,501)	(3,155,689)	(34,719,600)

Net Increase (Decrease)	369,275	3,561,545	(2,608,443)	(28,724,108)

Class C
Shares Sold	267,469	$2,911,016	231,696	$2,538,562
Shares Issued for Reinvested Dividends	554,910	5,882,041	43,669	449,793
Shares Redeemed	(737,519)	(8,159,628)	(2,088,815)	(22,630,075)

Net Increase (Decrease)	84,860	633,429	(1,813,450)	(19,641,720)

Class I
Shares Sold	1,010,929	$11,107,232	1,480,458	$16,650,810
Shares Issued for Reinvested Dividends	345,265	3,715,049	53,789	561,556
Shares Redeemed	(1,023,794)	(11,445,922)	(1,944,550)	(21,644,484)

Net Increase (Decrease)	332,400	3,376,359	(410,303)	(4,432,118)

199

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Global All-Asset Fund (consolidated)
	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	11,535	$127,329	23,484	$264,861
Shares Issued for Reinvested Dividends	22,201	238,211	2,469	25,727
Shares Redeemed	(25,623)	(285,463)	(37,447)	(414,643)

Net Increase (Decrease)	8,113	80,077	(11,494)	(124,055)

Class R4
Shares Sold	13,985	$156,338	23,126	$265,338
Shares Issued for Reinvested Dividends	6,293	68,404	773	8,147
Shares Redeemed	(74,932)	(828,228)	(15,259)	(172,842)

Net Increase (Decrease)	(54,654)	(603,486)	8,640	100,643

Class R5
Shares Sold	4,968	$52,356	—	$—
Shares Issued for Reinvested Dividends	145	1,551	21	228

Net Increase (Decrease)	5,113	53,907	21	228

Class R6(1)
Shares Sold	929	$10,000	—	$—

Net Increase (Decrease)	929	10,000	—	—

Class Y
Shares Sold	89,783	$966,756	98,291	$1,084,008
Shares Issued for Reinvested Dividends	293,012	3,155,740	163,400	1,707,526
Shares Redeemed	(337,742)	(3,666,072)	(6,287,238)	(69,438,805)

Net Increase (Decrease)	45,053	456,424	(6,025,547)	(66,647,271)

Class F(2)
Shares Sold	380,821	$4,147,553	5,901,790	$65,414,902
Shares Issued for Reinvested Dividends	728,115	7,834,513	—	—
Shares Redeemed	(332,212)	(3,694,034)	(644,409)	(7,461,266)

Net Increase (Decrease)	776,724	8,288,032	5,257,381	57,953,636

Total Net Increase (Decrease)	1,567,813	$15,856,287	(5,603,195)	$(61,514,765)

(1)	Inception date of class was February 28, 2018.
(2)	Inception date of class was February 28, 2017.

200

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Growth Allocation Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,079,578	$13,508,787	2,780,150	$31,485,894
Shares Issued for Reinvested Dividends	929,184	11,512,588	199,666	2,134,449
Shares Redeemed	(3,672,957)	(45,941,650)	(11,414,758)	(128,337,872)
Shares converted (from) Class B into Class A	—	—	255,094	2,855,654

Net Increase (Decrease)	(1,664,195)	(20,920,275)	(8,179,848)	(91,861,875)

Class B(1)
Shares Sold	—	$—	1,805	$19,205
Shares Redeemed	—	—	(465,821)	(5,200,137)
Shares converted (from) Class B into Class A	—	—	(257,562)	(2,855,654)

Net Increase (Decrease)	—	—	(721,578)	(8,036,586)

Class C
Shares Sold	296,248	$3,634,546	608,514	$6,736,162
Shares Issued for Reinvested Dividends	182,505	2,230,210	—	—
Shares Redeemed	(1,231,047)	(15,170,745)	(4,174,293)	(46,202,552)

Net Increase (Decrease)	(752,294)	(9,305,989)	(3,565,779)	(39,466,390)

Class I
Shares Sold	250,379	$3,113,109	588,108	$6,649,801
Shares Issued for Reinvested Dividends	21,881	269,350	4,420	46,942
Shares Redeemed	(205,145)	(2,557,137)	(466,129)	(5,234,834)

Net Increase (Decrease)	67,115	825,322	126,399	1,461,909

Class R3
Shares Sold	32,661	$398,283	92,332	$1,016,876
Shares Issued for Reinvested Dividends	19,315	233,899	1,262	13,195
Shares Redeemed	(111,188)	(1,345,301)	(308,137)	(3,391,987)

Net Increase (Decrease)	(59,212)	(713,119)	(214,543)	(2,361,916)

Class R4
Shares Sold	40,463	$502,476	76,186	$858,078
Shares Issued for Reinvested Dividends	19,968	246,007	4,931	52,419
Shares Redeemed	(160,907)	(1,985,496)	(351,332)	(3,949,880)

Net Increase (Decrease)	(100,476)	(1,237,013)	(270,215)	(3,039,383)

Class R5
Shares Sold	72,613	$899,984	59,945	$680,553
Shares Issued for Reinvested Dividends	11,636	144,172	3,619	38,687
Shares Redeemed	(62,068)	(775,492)	(86,775)	(1,011,122)

Net Increase (Decrease)	22,181	268,664	(23,211)	(291,882)

Class F(2)
Shares Sold	—	$—	903	$10,000
Shares Issued for Reinvested Dividends	25	306	—	—

Net Increase (Decrease)	25	306	903	10,000

Total Net Increase (Decrease)	(2,486,856)	$(31,082,104)	(12,847,872)	$(143,586,123)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

201

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Moderate Allocation Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	842,252	$10,338,547	1,801,060	$20,935,992
Shares Issued for Reinvested Dividends	1,281,470	15,648,876	289,046	3,199,746
Shares Redeemed	(2,715,124)	(33,329,490)	(7,794,121)	(90,013,439)
Shares converted (from) Class B into Class A	—	—	83,450	969,634

Net Increase (Decrease)	(591,402)	(7,342,067)	(5,620,565)	(64,908,067)

Class B(1)
Shares Sold	—	$—	11,356	$123,479
Shares Redeemed	—	—	(338,749)	(3,827,205)
Shares converted (from) Class B into Class A	—	—	(85,047)	(969,634)

Net Increase (Decrease)	—	—	(412,440)	(4,673,360)

Class C
Shares Sold	167,859	$2,033,935	297,509	$3,374,935
Shares Issued for Reinvested Dividends	324,626	3,893,584	14,919	162,620
Shares Redeemed	(688,142)	(8,309,061)	(2,719,824)	(30,887,980)

Net Increase (Decrease)	(195,657)	(2,381,542)	(2,407,396)	(27,350,425)

Class I
Shares Sold	99,965	$1,239,695	355,431	$4,143,855
Shares Issued for Reinvested Dividends	33,452	409,758	7,762	86,081
Shares Redeemed	(144,226)	(1,788,731)	(358,342)	(4,130,701)

Net Increase (Decrease)	(10,809)	(139,278)	4,851	99,235

Class R3
Shares Sold	118,126	$1,431,686	257,485	$2,955,042
Shares Issued for Reinvested Dividends	83,314	1,002,335	12,756	139,292
Shares Redeemed	(234,591)	(2,828,069)	(552,333)	(6,307,467)

Net Increase (Decrease)	(33,151)	(394,048)	(282,092)	(3,213,133)

Class R4
Shares Sold	38,441	$470,918	111,184	$1,291,704
Shares Issued for Reinvested Dividends	29,948	365,425	6,163	68,158
Shares Redeemed	(65,739)	(794,523)	(234,705)	(2,717,878)

Net Increase (Decrease)	2,650	41,820	(117,358)	(1,358,016)

Class R5
Shares Sold	18,810	$230,244	74,251	$868,962
Shares Issued for Reinvested Dividends	26,358	322,848	7,340	81,472
Shares Redeemed	(54,218)	(669,373)	(161,314)	(1,909,305)

Net Increase (Decrease)	(9,050)	(116,281)	(79,723)	(958,871)

Class F(2)
Shares Sold	—	$—	871	$10,000
Shares Issued for Reinvested Dividends	46	566	—	—

Net Increase (Decrease)	46	566	871	10,000

Total Net Increase (Decrease)	(837,373)	$(10,330,830)	(8,913,852)	$(102,352,637)

(1)	Any remaining Class B shares converted to Class A shares on September 19, 2017.
(2)	Inception date of class was February 28, 2017.

202

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Multi-Asset Income Fund

	For the Six-Month Period Ended April 30, 2018		For the Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares Sold	149,065	$1,406,566	320,494	$2,969,030
Shares Issued for Reinvested Dividends	40,913	384,036	46,049	424,615
Shares Redeemed	(86,218)	(811,702)	(588,165)	(5,278,704)

Net Increase (Decrease)	103,760	978,900	(221,622)	(1,885,059)

Class C
Shares Sold	193,191	$1,823,093	292,218	$2,703,711
Shares Issued for Reinvested Dividends	22,065	207,259	19,868	183,422
Shares Redeemed	(51,068)	(482,026)	(91,011)	(840,917)

Net Increase (Decrease)	164,188	1,548,326	221,075	2,046,216

Class I
Shares Sold	1,032,504	$9,756,326	583,280	$5,429,194
Shares Issued for Reinvested Dividends	44,237	415,231	59,979	552,703
Shares Redeemed	(690,578)	(6,530,141)	(622,103)	(5,805,715)

Net Increase (Decrease)	386,163	3,641,416	21,156	176,182

Class R3
Shares Issued for Reinvested Dividends	7,452	$70,026	8,935	$82,401

Net Increase (Decrease)	7,452	70,026	8,935	82,401

Class R4
Shares Issued for Reinvested Dividends	7,587	$71,250	9,330	$85,986

Net Increase (Decrease)	7,587	71,250	9,330	85,986

Class R5
Shares Issued for Reinvested Dividends	7,779	$73,023	9,769	$90,017
Shares Redeemed	(1)	(11)	—	—

Net Increase (Decrease)	7,778	73,012	9,769	90,017

Class Y
Shares Sold	26,539	$250,000	43,703	$405,000
Shares Issued for Reinvested Dividends	90,790	852,321	142,421	1,308,559
Shares Redeemed	(44)	(411)	(1,394,445)	(12,961,986)

Net Increase (Decrease)	117,285	1,101,910	(1,208,321)	(11,248,427)

Class F(1)
Shares Sold	—	$—	44,253	$411,457
Shares Issued for Reinvested Dividends	26	241	32	296
Shares Redeemed	(1,144)	(10,792)	—	—

Net Increase (Decrease)	(1,118)	(10,551)	44,285	411,753

Total Net Increase (Decrease)	793,095	$7,474,289	(1,115,393)	$(10,240,931)

(1)	Inception date of class was February 28, 2017.

203

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2018, none of the Funds had borrowings under this facility.

14.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

15.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after

204

Hartford Multi-Strategy Funds

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2018, events and transactions subsequent to April 30, 2018, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. The following subsequent events requiring financial statement adjustment or disclosure have been identified.

Karen H. Grimes, CFA announced her plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, as of December 31, 2018. Accordingly, she will no longer serve as a portfolio manager to the Balanced Income Fund as of December 31, 2018. It is anticipated that Ms. Grimes’ portfolio manager responsibilities will transition to the Balanced Income Fund’s other portfolio managers by December 31, 2018.

Effective July 1, 2018, Lutz-Peter Wilke, CFA will become a portfolio manager of the Balanced Fund and as of the same date, Karen H. Grimes, CFA and Adam H. Illfelder, CFA will no longer serve as portfolio managers. Michael E. Stack, CFA and Loren L. Moran, CFA will continue to serve as portfolio managers. Effective as of the same date, certain changes are being made to the Balanced Fund’s principal investment strategy.

Effective on or after July 10, 2018, the Checks and Balances Fund expects to begin investing in Hartford Total Return Bond ETF as an additional Underlying Fund.

Effective July 31, 2018, the Multi-Asset Income Fund is changing its benchmarks as well as its blended benchmark because HFMC believes that these benchmarks better reflect the Multi-Asset Income Fund’s investment strategy. Effective July 31, 2018, the Fund’s new benchmarks will be the Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index and its new blended benchmark will be as follows: 55% Bloomberg Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index. At the same time, the Multi-Asset Income Fund is making certain changes to its equity/fixed income allocation bands.

Effective October 1, 2018, Class C shares automatically convert to Class A shares of the same Fund after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Effective October 1, 2018, Class C shares held in an account directly through the Funds’ transfer agent for which no financial intermediary is specified or Hartford Funds Distributors, LLC is listed as the dealer of record will periodically be converted to Class A shares. Effective October 1, 2018, each Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any such direct purchase received by the Funds’ transfer agent for Class C shares for such accounts will automatically be invested in Class A shares.

For more information on the above referenced changes, please see the Funds’ most recent prospectus.

205

Hartford Multi-Strategy Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

206

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

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Based on the type of product or service You apply for or get from us, Personal Information such as:

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To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

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As allowed by law, we may share Personal Financial Information with our affiliates to:

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We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

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e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Hartford Balanced Fund, The Hartford Balanced Income Fund, The Hartford Global All-Asset Fund and Hartford Multi-Asset Income Fund are sub-advised by Wellington Management Company LLP (Wellington). HFD and HFMC are not affiliated with Wellington.

MFSAR-MS18 6/18    206766    Printed in U.S.A.

HARTFORDFUNDS

Our benchmark is the investor.®

# Hartford Global Impact Fund

## Semi-Annual Report

April 30, 2018 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Funds. The following is the Funds’ Semi-Annual Report, covering the period from November 1, 2017 through April 30, 2018.

Market Review

While U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 saw a 21.8% return as of 2017 year end, U.S. equities have experienced a nearly flat return of 0.4% along with increased volatility year-to-date as of April 30.

The Index has experienced more than 20 days with swings of 1% or more this year, compared to eight days for all of 2017. Rising interest rates, inflation anxiety, and concerns surrounding U.S. tariffs and trade policies have contributed to the return of volatility.

In the six-month period that ended April 30, 2018, the U.S. Federal Reserve (Fed) continued its cycle of interest-rate increases by raising rates twice, each time by 0.25%. As of the end of April, short-term rates range from 1.5% to 1.75%. At the time of this writing, expectations were for a continued gradual increase throughout 2018. Central banks overseas are also expected to begin removing accommodative policies by raising interest rates, which may impact global markets.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. In December, the first significant overhaul of the U.S. tax code in more than 30 years was signed into law. Geopolitical tensions continue to persist around U.S. engagement with Syria and North Korea, heightening market uncertainty. In Europe, uncertainty remains with respect to Britain’s “Brexit” undertaking to leave the European Union, which could influence markets or cause an uptick in volatility.

We encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Fund Performance and Summary

Hartford Global Impact Fund inception 02/28/2017

(advised by Hartford Funds Management Company, LLC (“HFMC” or the “Investment Manager”))	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/18)

	6 Months[1]	1 Year	Since Inception[1,4]
Global Impact Fund A2	5.13%	19.05%	18.80%
Global Impact Fund A3	-0.65%	12.50%	13.18%
Global Impact Fund C2	4.72%	18.21%	17.88%
Global Impact Fund C3	3.72%	17.21%	17.88%
Global Impact Fund I2	5.36%	19.62%	19.28%
Global Impact Fund R3[2]	5.28%	19.22%	18.94%
Global Impact Fund R4[2]	5.17%	19.21%	18.93%
Global Impact Fund R5[2]	5.33%	19.48%	19.16%
Global Impact Fund R6[2]	5.41%	19.67%	19.33%
Global Impact Fund Y2	5.34%	19.49%	19.17%
Global Impact Fund F2	5.46%	19.64%	19.30%
MSCI All Country World Index (Net)	3.56%	14.16%	14.70%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Inception: 2/28/2017

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/18, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets and emerging markets countries.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

Hartford Global Impact Fund

Fund Performance and Summary – (continued)

April 30, 2018 (Unaudited)

Operating Expenses*

	Net	Gross
Global Impact Fund Class A	1.21%	5.13%
Global Impact Fund Class C	1.96%	5.88%
Global Impact Fund Class I	0.91%	4.66%
Global Impact Fund Class R3	1.43%	5.35%
Global Impact Fund Class R4	1.13%	5.05%
Global Impact Fund Class R5	0.83%	4.75%
Global Impact Fund Class R6	0.71%	4.64%
Global Impact Fund Class Y	0.77%	4.69%
Global Impact Fund Class F	0.71%	4.64%

*	Expenses as shown in the Fund’s most recent prospectus. Gross expenses do not reflect contractual expense reimbursement arrangements. Net expenses reflect such arrangements in instances when they reduce the Fund’s gross expenses. These arrangements remain in effect until 2/28/19 unless the Fund’s Board of Directors approves an earlier termination. Expenses shown include acquired fund fees and expenses. Expenses shown include the expenses of the Fund and its allocated share of the Global Impact Master Portfolio (“Master Portfolio”) in which the Fund invests. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended 4/30/18.

Important Risks

Investing involves risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small-cap securities can have greater risks and volatility than large-cap securities. •Investing in companies that seek to address major social and environmental challenges may cause the Fund to forego certain investment opportunities and underperform funds that do not have a similar focus. •By investing in cash and money market investments, the Fund may lose the benefit of market upswings. •The Fund invests in a master portfolio so it is subject to master-feeder structure risk. Other feeder funds may invest in the master portfolio. A large-scale redemption by another feeder fund may increase the proportionate share of the costs of the master portfolio borne by the remaining feeder fund shareholders, including the Fund.

The Fund invests all of its assets in the Global Impact Master Portfolio, the investment breakdown of which is shown below.

Composition by Country in the Global Impact Master Portfolio

as of April 30, 2018

Country	Percentage of Net Assets
Australia	2.3%
Bangladesh	3.0
Brazil	7.0
China	4.6
Denmark	1.8
France	2.8
Germany	1.5
Hong Kong	2.9
India	8.3
Israel	1.3
Japan	2.1
Kenya	3.3
Luxembourg	1.4
Netherlands	4.6
South Africa	1.2
South Korea	1.7
Spain	2.3
Switzerland	1.2
United Kingdom	7.9
United States	38.5
Short-Term Investments	2.5
Other Assets & Liabilities	(2.2)

Total	100.0%

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Composition by Sector in the Global Impact Master Portfolio

as of April 30, 2018

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.7%
Consumer Staples	3.4
Financials	7.5
Health Care	16.2
Industrials	14.9
Information Technology	20.1
Real Estate	2.4
Telecommunication Services	7.7
Utilities	14.8

Total	99.7%

Short-Term Investments	2.5
Other Assets & Liabilities	(2.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Global Impact Fund

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2017 through April 30, 2018. To the extent the Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of the Fund are equal to the class’s annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Global Impact Fund(1)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses paid during the period November 1, 2017 through April 30, 2018	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,051.30	$6.21	$1,000.00	$1,018.75	$6.11	1.22%	181	365
Class C	$1,000.00	$1,047.20	$9.95	$1,000.00	$1,015.08	$9.79	1.96%	181	365
Class I	$1,000.00	$1,053.60	$4.23	$1,000.00	$1,020.68	$4.16	0.83%	181	365
Class R3	$1,000.00	$1,052.80	$5.29	$1,000.00	$1,019.64	$5.21	1.04%	181	365
Class R4	$1,000.00	$1,051.70	$5.49	$1,000.00	$1,019.44	$5.41	1.08%	181	365
Class R5	$1,000.00	$1,053.30	$4.53	$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class R6	$1,000.00	$1,054.10	$4.02	$1,000.00	$1,020.88	$3.96	0.79%	181	365
Class Y	$1,000.00	$1,053.40	$4.28	$1,000.00	$1,020.63	$4.21	0.84%	181	365
Class F	$1,000.00	$1,054.60	$4.02	$1,000.00	$1,020.88	$3.96	0.79%	181	365

(1)	Includes the Fund’s allocated share of the Master Portfolio’s expenses.

4

Hartford Global Impact Fund

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Hartford Global Impact Fund
Assets:
Investments in the Master Portfolio, at market value	$29,627,118
Receivables:
Fund shares sold	50,277
Other assets	108,436

Total assets	29,785,831

Liabilities:
Payables:
Transfer agent fees	123
Accounting services fees	1,085
Fund administration fees	1,808
Distribution fees	28
Accrued expenses	11,752

Total liabilities	14,796

Net assets	$29,771,035

Summary of Net Assets:
Capital stock and paid-in-capital	$27,338,883
Undistributed (distributions in excess of) net investment income	77,846
Accumulated net realized gain (loss) allocated from the Master Portfolio	1,968,682
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency allocated from the Master Portfolio	385,624

Net assets	$29,771,035

Shares authorized	175,000,000

Par value	$0.0010

Class A: Net asset value per share	$11.87

Maximum offering price per share	$12.56

Shares outstanding	26,403

Net Assets	$313,462

Class C: Net asset value per share	$11.71

Shares outstanding	1,697

Net Assets	$19,873

Class I: Net asset value per share	$11.80

Shares outstanding	125,984

Net Assets	$1,486,118

Class R3: Net asset value per share	$11.74

Shares outstanding	1,043

Net Assets	$12,239

Class R4: Net asset value per share	$11.84

Shares outstanding	1,817

Net Assets	$21,513

Class R5: Net asset value per share	$11.74

Shares outstanding	1,045

Net Assets	$12,271

Class R6: Net asset value per share	$11.75

Shares outstanding	1,046

Net Assets	$12,285

Class Y: Net asset value per share	$11.73

Shares outstanding	2,022

Net Assets	$23,724

Class F: Net asset value per share	$11.91

Shares outstanding	2,340,761

Net Assets	$27,869,550

Cost of investments in Master Portfolio	$29,226,575

The accompanying notes are an integral part of these financial statements.

5

Hartford Global Impact Fund

Statement of Operations

For the Six-Month Period Ended April 30, 2018 (Unaudited)

Hartford Global Impact Fund
Investment Income:
Dividends allocated from Master Portfolio	$199,481
Interest allocated from Master Portfolio	970
Securities lending allocated from Master Portfolio	7,408
Less: Foreign tax withheld allocated from Master Portfolio	(13,028)
Expenses allocated from Master Portfolio	(142,800)

Total investment income allocated from Master Portfolio	52,031

Expenses:
Administrative services fees
Class R3	12
Class R4	15
Class R5	6
Transfer agent fees
Class A	219
Class C	22
Class I	182
Class R3	1
Class R4	2
Class R5	1
Class Y	5
Class F	7
Distribution fees
Class A	272
Class C	92
Class R3	30
Class R4	24
Custodian fees	614
Registration and filing fees	87,374
Accounting services fees	5,951
Fund administration fees	9,917
Audit fees	8,581
Other expenses	29,015

Total expenses (before waivers and fees paid indirectly)	142,342
Expense waivers	(168,099)
Distribution fee reimbursements	(59)

Total waivers and fees paid indirectly	(168,158)

Total expenses (reimbursements), net	(25,816)

Net Investment Income (Loss)	77,847

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments allocated from Master Portfolio	2,055,346
Less: Foreign taxes paid on realized capital gains	(59,023)
Net realized gain (loss) on other foreign currency transactions allocated from Master Portfolio	568

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,996,891

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments allocated from Master Portfolio	(603,406)
Net unrealized appreciation (depreciation) of foreign currency contracts allocated from Master Portfolio	15,613
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies allocated from Master Portfolio	(741)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(588,534)

Net Gain (Loss) on Investments and Foreign Currency Transactions	1,408,357

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,486,204

The accompanying notes are an integral part of these financial statements.

6

Hartford Global Impact Fund

Statement of Changes in Net Assets

	Hartford Global Impact Fund
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Period Ended October 31, 2017(1)
Operations:
Net investment income (loss)	$77,847	$92,390
Net realized gain (loss) on investments and foreign currency transactions	1,996,891	777,510
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(588,534)	974,158

Net Increase (Decrease) in Net Assets Resulting from Operations	1,486,204	1,844,058

Distributions to Shareholders:
From net investment income
Class C	(75)	—
Class I	(13,700)	—
Class R3	(151)	—
Class R4	(81)	—
Class R5	(179)	—
Class R6	(188)	—
Class Y	(190)	—
Class F	(45,135)	—

Total from net investment income	(59,699)	—

From net realized gain on investments
Class A	(5,706)	—
Class C	(499)	—
Class I	(36,426)	—
Class R3	(350)	—
Class R4	(605)	—
Class R5	(350)	—
Class R6	(350)	—
Class Y	(350)	—
Class F	(793,775)	—

Total from net realized gain on investments	(838,411)	—

Total distributions	(898,110)	—

Capital Share Transactions:
Sold	409,733	26,441,087
Issued on reinvestment of distributions	887,214	—
Redeemed	(6,516)	(400,052)
Other Capital	7,417	—

Net increase from capital share transactions	1,297,848	26,041,035

Net Increase (Decrease) in Net Assets	1,885,942	27,885,093

Net Assets:
Beginning of period	27,885,093	—

End of period	$29,771,035	$27,885,093

Undistributed (distributions in excess of) net investment income	$77,846	$59,698

(1) Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

7

Hartford Global Impact Fund

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(5)
Hartford Global Impact Fund
For the Six-Month Period Ended April 30, 2018 (Unaudited)
A	$11.63	$0.01	$0.58	$0.59	$—	$(0.35)	$(0.35)	$11.87	5.13	%(6)	$313	2.39	%(7)	1.22	%(7)	0.18	%(7)	45%
C	11.57	(0.04)	0.58	0.54	(0.05)	(0.35)	(0.40)	11.71	4.72	(6)	20	3.18	(7)	1.96	(7)	(0.64	)(7)	45
I	11.66	0.03	0.59	0.62	(0.13)	(0.35)	(0.48)	11.80	5.36	(6)	1,486	1.97	(7)	0.83	(7)	0.52	(7)	45
R3	11.63	0.02	0.59	0.61	(0.15)	(0.35)	(0.50)	11.74	5.28	(6)	12	2.66	(7)	1.04	(7)	0.28	(7)	45
R4	11.64	0.02	0.58	0.60	(0.05)	(0.35)	(0.40)	11.84	5.17	(6)	22	2.36	(7)	1.08	(7)	0.28	(7)	45
R5	11.65	0.02	0.59	0.61	(0.17)	(0.35)	(0.52)	11.74	5.33	(6)	12	2.05	(7)	0.89	(7)	0.41	(7)	45
R6	11.66	0.03	0.59	0.62	(0.18)	(0.35)	(0.53)	11.75	5.41	(6)	12	1.94	(7)	0.79	(7)	0.52	(7)	45
Y	11.65	0.03	0.58	0.61	(0.18)	(0.35)	(0.53)	11.73	5.34	(6)	24	1.99	(7)	0.84	(7)	0.39	(7)	45
F	11.66	0.03	0.59	0.62	(0.02)	(0.35)	(0.37)	11.91	5.46	(6)	27,870	1.94	(7)	0.79	(7)	0.53	(7)	45

For the Period Ended October 31, 2017(8)
A	$10.00	$0.06	$1.57	$1.63	$—	$—	$—	$11.63	16.30	%(6)	$140	5.13	%(7)	1.19	%(7)	0.76	%(7)	50%
C	10.00	0.01	1.56	1.57	—	—	—	11.57	15.70	(6)	16	5.94	(7)	2.00	(7)	0.11	(7)	50
I	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(6)	1,214	4.76	(7)	0.86	(7)	1.26	(7)	50
R3	10.00	0.07	1.56	1.63	—	—	—	11.63	16.30	(6)	12	5.54	(7)	1.22	(7)	0.93	(7)	50
R4	10.00	0.07	1.57	1.64	—	—	—	11.64	16.40	(6)	12	5.24	(7)	1.12	(7)	1.01	(7)	50
R5	10.00	0.09	1.56	1.65	—	—	—	11.65	16.50	(6)	12	4.94	(7)	0.95	(7)	1.19	(7)	50
R6	10.00	0.09	1.57	1.66	—	—	—	11.66	16.60	(6)	12	4.84	(7)	0.85	(7)	1.29	(7)	50
Y	10.00	0.12	1.53	1.65	—	—	—	11.65	16.50	(6)	12	4.79	(7)	0.90	(7)	1.63	(7)	50
F	10.00	0.10	1.56	1.66	—	—	—	11.66	16.50	(6)	26,456	4.74	(7)	0.85	(7)	1.28	(7)	50

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Includes the Fund’s share of the Master Portfolio’s allocated expenses.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	The portfolio turnover of the Fund is reflective of the portfolio turnover of the Master Portfolio.
(6)	Not annualized.
(7)	Annualized.
(8)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.	Organization:

Hartford Global Impact Fund (the “Fund”) is a series of The Hartford Mutual Funds, Inc. (the “Company”). The Company is an open-end registered management investment company comprised of forty-three series as of April 30, 2018.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of April 30, 2018, the Fund owned approximately 85.0% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. The performance of the Fund is affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

The assets of the Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management investment company. The Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

The Fund has registered for sale Class A, Class T, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. As of April 30, 2018, Class T shares have not commenced operations. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Investment Valuation – An investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily. Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s financial statements included elsewhere in this report.

b)	Determination of Net Asset Value – The per share net asset value (“NAV”) of each class of the Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

c)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(b)). The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Disclosure about the classification of fair value measurements is included in a table following the Master Portfolio’s Investment portfolio.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

9

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

3.	Principal Risks:

Because the Fund invests in the Master Portfolio, the Fund is subject to risks related to the master-feeder structure. Other “feeder” funds may also invest in the Master Portfolio. As shareholders of the Master Portfolio, feeder funds, including the Fund, vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership of the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder fund shareholders, including the Fund. The risks described below are some of the risks that the Fund is exposed to through its investment in the Master Portfolio.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Certain investments held by the Master Portfolio expose the Master Portfolio to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets. Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. The Master Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default.

4.	Federal Income Taxes:

a)

The Fund intends to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders. The Fund

10

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2018. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments and short-term capital gain adjustments. The character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

c)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

5.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as the Fund’s investment manager. The Company, on behalf of the Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for the Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. Wellington Management Company LLP (“Wellington Management”) serves as the Master Portfolio’s sub-adviser and performs daily investment of the assets for the Master Portfolio.

The Fund has a management fee rate of 0% so long as the Fund invests all (or substantially all) of its assets in the Master Portfolio under a master-feeder structure, pursuant to the Investment Management Agreement. If, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio, the Fund’s management fee rate would be as follows:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

The Master Portfolio pays a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

11

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Prior to March 1, 2018, the management fee set forth in the investment management agreement with respect to the Fund if, or to the extent, that the Fund were to no longer invest all (or substantially all) of its assets in the Master Portfolio was as follows:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

Prior to March 1, 2018, the Master Portfolio paid a monthly management fee to HFMC as set forth below:

Management Fee Rate
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

b)	Accounting Services Agreement – HFMC provides the Hartford Global Impact Fund with accounting services pursuant to a fund accounting agreement by and between The Hartford Mutual Funds, Inc., on behalf of the Hartford Global Impact Fund, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Hartford Global Impact Fund pays HFMC a flat fee of $52,000 per year. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Hartford Global Impact Fund.

c)	Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2018, HFMC contractually limited the total operating expenses of the Fund (including expenses allocated from the Master Portfolio) (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2019 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.75%	0.69%

d)	Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. In addition, the Fund’s custodian bank has agreed to reduce its fees when the Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2018, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	1.22%	1.96%	0.83%	1.04%	1.08%	0.89%	0.79%	0.84%	0.79%

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of the Fund. For the six-month period ended April 30, 2018, HFD did not receive any front-end sales charges or contingent deferred sales charges with respect to the Fund.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for each of Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of the Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable

12

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2018, Class T shares have not commenced operations. Pursuant to the Class C Plan, the Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, the Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, the Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. The Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2018, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Hartford Global Impact Fund	$49

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to the Fund. The Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of the Fund or (ii) a Specified Amount (as defined below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to DST Asset Manager Solutions, Inc. (“DST”) (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and DST (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin. HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The Fund does not pay any fee directly to DST; rather, HASCO makes all such payments to DST. The accrued amount shown can be found in the Statement of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class Y	0.06%
Class R3	0.02%
Class R4	0.02%
Class R5	0.02%
Class R6	0.004%*
Class F	0.004%*

*	For the period November 1, 2017 through February 28, 2018, the Specified Amount for Class R6 and Class F was equal to 0.00% of average daily net assets.

13

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

For the six-month period ended April 30, 2018, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	0.20%	0.24%	0.03%	0.02%	0.02%	0.02%	0.00%	0.05%	0.00%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

6.	Affiliate Holdings:

As of April 30, 2018, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Hartford Global Impact Fund	4%	61%	39%	100%	57%	100%	100%	52%	50%

Percentage of Fund:

Fund	Class A		Class C		Class I	Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Hartford Global Impact Fund	—	%*	—	%*	2%	—	%*	—	%*	—	%*	—	%*	—	%*	47%

*	Percentage rounds to zero.

7.	Security Transactions and Income Recognition:

Securities transactions are recorded on a trade date basis in the Master Portfolio. Realized gains or losses in the Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily based on the effective interest method by the Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in the Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in the Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

The Fund records daily its proportionate share of the Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses.

14

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

8.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2018, and the period ended October 31, 2017:

Hartford Global Impact Fund
	For the Six-Month Period Ended April 30, 2018		For the Period Ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Class A
Shares Sold	13,832	$166,009	12,082	$133,398
Shares Issued for Reinvested Dividends	490	5,706	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	67	—	—

Net Increase (Decrease)	14,322	171,782	12,081	133,388

Class C
Shares Sold	268	$3,300	1,380	$14,010
Shares Issued for Reinvested Dividends	50	575	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	5	—	—

Net Increase (Decrease)	318	3,880	1,379	14,000

Class I
Shares Sold	18,078	$219,885	111,880	$1,163,260
Shares Issued for Reinvested Dividends	4,283	50,126	—	—
Shares Redeemed	(542)	(6,516)	(7,715)	(84,613)
Other Capital	—	368	—	—

Net Increase (Decrease)	21,819	263,863	104,165	1,078,647

Class R3
Shares Sold	—	$—	1,001	$10,010
Shares Issued for Reinvested Dividends	43	501	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	3	—	—

Net Increase (Decrease)	43	504	1,000	10,000

Class R4
Shares Sold	758	$8,914	1,001	$10,010
Shares Issued for Reinvested Dividends	59	686	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	6	—	—

Net Increase (Decrease)	817	9,606	1,000	10,000

Class R5
Shares Sold	—	$—	1,001	$10,010
Shares Issued for Reinvested Dividends	45	528	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	3	—	—

Net Increase (Decrease)	45	531	1,000	10,000

Class R6
Shares Sold	—	$—	1,001	$10,010
Shares Issued for Reinvested Dividends	46	538	—	—
Shares Redeemed	—	—	(1)	(10)
Other Capital	—	3	—	—

Net Increase (Decrease)	46	541	1,000	10,000

15

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Hartford Global Impact Fund – (continued)
	For the Six-Month Period Ended April 30, 2018		For the Period Ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	976	$11,625	30,558	$310,010
Shares Issued for Reinvested Dividends	46	540	—	—
Shares Redeemed	—	—	(29,558)	(315,379)
Other Capital	—	6	—	—

Net Increase (Decrease)	1,022	12,171	1,000	(5,369)

Class F
Shares Sold	—	$—	2,269,934	$24,780,369
Shares Issued for Reinvested Dividends	70,827	828,014	—	—
Other Capital	—	6,956	—	—

Net Increase (Decrease)	70,827	834,970	2,269,934	24,780,369

Total Net Increase (Decrease)	109,259	$1,297,848	2,392,559	$26,041,035

(1) Commenced operations on February 28, 2017.

9.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving

16

Hartford Global Impact Fund

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

11.	Subsequent Events:

In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2018, events and transactions subsequent to April 30, 2018, through the date the financial statements were issued have been evaluated by the Fund’s management for possible adjustment and/or disclosure. The following subsequent events requiring financial statement adjustment or disclosure have been identified.

Effective October 1, 2018, Class C shares automatically convert to Class A shares after ten years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least ten years. Effective October 1, 2018, Class C shares held in an account directly through the Fund’s transfer agent for which no financial intermediary is specified or Hartford Funds Distributors, LLC is listed as the dealer of record will periodically be converted to Class A shares. Effective October 1, 2018, the Fund no longer accepts direct purchases of Class C shares by accounts for which no broker-dealer or other financial intermediary is specified. Any such direct purchase received by the Fund’s transfer agent for Class C shares for such accounts will automatically be invested in Class A shares. For more information on the above referenced changes, please see the Fund’s most recent prospectus.

17

Global Impact Master Portfolio

Schedule of Investments

April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Australia - 2.3%
55,247	SEEK Ltd.	$803,614

	Bangladesh - 3.0%
185,825	GrameenPhone Ltd.	1,051,050

	Brazil - 7.0%
201,775	Kroton Educacional S.A.	806,939
186,030	MRV Engenharia e Participacoes S.A.	796,543
25,208	Pagseguro Digital Ltd. Class A*	837,662

		2,441,144

	China - 4.6%
2,956,995	CT Environmental Group Ltd.	449,911
1,661,330	Huaneng Renewables Corp. Ltd. Class H	737,801
24,505	Sunny Optical Technology Group Co., Ltd.	399,863

		1,587,575

	Denmark - 1.8%
9,909	Vestas Wind Systems A/S	641,031

	France - 2.8%
11,365	Kaufman & Broad S.A.	598,730
25,512	Suez	367,923

		966,653

	Germany - 1.5%
4,680	LEG Immobilien AG	539,619

	Hong Kong - 2.9%
1,230,600	Canvest Environmental Protection Group Co., Ltd.	682,741
350,200	China Water Affairs Group Ltd.	332,357

		1,015,098

	India - 8.3%
29,969	Bharat Financial Inclusion Ltd.*	519,952
47,117	Indiabulls Housing Finance Ltd.	918,208
45,787	Repco Home Finance Ltd.	440,099
29,822	Shriram Transport Finance Co., Ltd.	716,574
195,869	Vakrangee Ltd.	292,233

		2,887,066

	Israel - 1.3%
25,145	Teva Pharmaceutical Industries Ltd.	452,828

	Japan - 2.1%
6,258	Eisai Co., Ltd.	419,718
9,708	Katitas Co., Ltd.*	312,272

		731,990

	Kenya - 3.3%
4,060,115	Safaricom plc	1,144,374

	Luxembourg - 1.4%
7,274	Millicom International Cellular S.A.	481,820

	Netherlands - 4.6%
21,625	Basic-Fit N.V.*(1)	651,553
13,902	Koninklijke Philips N.V.	588,419
11,926	Philips Lighting N.V.(1)	362,691

		1,602,663

	South Africa - 1.2%
50,729	Net 1 UEPS Technologies, Inc.*	418,007

	South Korea - 1.7%
3,450	Samsung SDI Co., Ltd.	587,465

	Spain - 2.3%
9,533	Acciona S.A.	797,400

	Switzerland - 1.2%
5,474	Landis+Gyr Group AG*(2)	$411,422

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	United Kingdom - 7.9%
32,242	Genus plc	$1,115,052
12,868	Hikma Pharmaceuticals plc	226,894
134,849	PureCircle Ltd.*	712,883
102,780	Sophos Group plc(1)	701,805

		2,756,634

	United States - 38.5%
23,921	Advanced Drainage Systems, Inc.	602,809
6,567	Aimmune Therapeutics, Inc.*	203,840
4,480	Alkermes plc*	198,330
2,578	athenahealth, Inc.*	315,728
20,644	Avangrid, Inc.	1,088,145
2,874	Bright Horizons Family Solutions, Inc.*	272,685
14,981	Clean Harbors, Inc.*	686,130
42,082	Covanta Holding Corp.	627,022
2,425	First Solar, Inc.*	171,957
4,367	Global Blood Therapeutics, Inc.*	192,803
86,201	Invitae Corp.*	476,691
9,766	Itron, Inc.*	638,696
21,874	Johnson Controls International plc	740,872
62,925	Laureate Education, Inc. Class A*	888,501
42,669	Nuance Communications, Inc.*	628,088
37,585	Pattern Energy Group, Inc.	683,295
15,674	Rapid7, Inc.*	442,634
18,985	Sprouts Farmers Market, Inc.*	475,194
10,394	Square, Inc. Class A*	492,052
25,622	Stratasys Ltd.*	491,174
4,353	Teladoc, Inc.*(2)	187,179
1,459	Tesla, Inc.*(2)	428,800
1,528	Thermo Fisher Scientific, Inc.	321,415
6,702	Ubiquiti Networks, Inc.*(2)	477,584
5,670	Watts Water Technologies, Inc. Class A	422,415
4,682	Xylem, Inc.	341,318
11,233	Zoetis, Inc.	937,731

		13,433,088

	Total Common Stocks (cost $34,497,734)	$34,750,541

	Total Long-Term Investments (cost $34,497,734)	$34,750,541

SHORT-TERM INVESTMENTS - 2.5%
	Securities Lending Collateral - 2.5%
44,290	Citibank NA DDCA, 1.50%, 5/1/2018(3)	$44,290
471,333	Goldman Sachs Financial Sq, Government Institutional Fund, 1.60%(3)	471,333
370,177	Invesco Government & Agency Portfolio, 1.60%(3)	370,177

		885,800

	Total Short-Term Investments (cost $885,800)	$885,800

Total Investments (cost $35,383,534)	102.2%	$35,636,341
Other Assets and Liabilities	(2.2)%	(767,513)

Total Net Assets	100.0%	$34,868,828

The accompanying notes are an integral part of these financial statements.

18

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $1,716,049, which represented 4.9% of total net assets.

(2)	Represents entire or partial securities on loan. See Note 9 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,043,849	USD	69,750,000	INR	SCB	10/23/18	$18,378	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SCB	Standard Chartered Bank

Currency Abbreviations:
INR	Indian Rupee
USD	United States Dollar

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account

The accompanying notes are an integral part of these financial statements.

19

Global Impact Master Portfolio

Schedule of Investments – (continued)

April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Portfolio’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$803,614	$—	$803,614	$—
Bangladesh	1,051,050	1,051,050	—	—
Brazil	2,441,144	2,441,144	—	—
China	1,587,575	—	1,587,575	—
Denmark	641,031	—	641,031	—
France	966,653	—	966,653	—
Germany	539,619	—	539,619	—
Hong Kong	1,015,098	—	1,015,098	—
India	2,887,066	—	2,887,066	—
Israel	452,828	—	452,828	—
Japan	731,990	—	731,990	—
Kenya	1,144,374	—	1,144,374	—
Luxembourg	481,820	—	481,820	—
Netherlands	1,602,663	651,553	951,110	—
South Africa	418,007	418,007	—	—
South Korea	587,465	—	587,465	—
Spain	797,400	—	797,400	—
Switzerland	411,422	—	411,422	—
United Kingdom	2,756,634	712,883	2,043,751	—
United States	13,433,088	13,433,088	—	—
Short-Term Investments	885,800	885,800	—	—
Foreign Currency Contracts(2)	18,378	—	18,378	—

Total	$35,654,719	$19,593,525	$16,061,194	$—

(1)	For the six-month period ended April 30, 2018, investments valued at $2,314,144 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

20

Global Impact Master Portfolio

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Global Impact Master Portfolio
Assets:
Investments in securities, at market value(1)	$35,636,341
Foreign currency	30,926
Unrealized appreciation on foreign currency contracts	18,378
Receivables:
Investment securities sold	357,054
Dividends and interest	31,967
Securities lending income	8,126
Other assets	150

Total assets	36,082,942

Liabilities:
Bank overdraft	74,501
Obligation to return securities lending collateral	885,800
Payables:
Investment securities purchased	207,492
Investment management fees	18,028
Accounting services fees	523
Foreign taxes	18,229
Accrued expenses	9,541

Total liabilities	1,214,114

Net assets	$34,868,828

Cost of investments	$35,383,534
Cost of foreign currency	$31,127
(1) Includes Investment in securities on loan, at value	$1,114,734

The accompanying notes are an integral part of these financial statements.

21

Global Impact Master Portfolio

Statement of Operations

For the Six-Month Period Ended April 30, 2018 (Unaudited)

Global Impact Master Portfolio
Investment Income:
Dividends	$231,384
Interest	1,120
Securities lending	8,720
Less: Foreign tax withheld	(15,353)

Total investment income, net	225,871

Expenses:
Investment management fees	117,967
Custodian fees	1,574
Accounting services fees	3,016
Trustees expenses	312
Audit fees	13,487
Other expenses	27,126

Total expenses (before waivers)	163,482
Commission recapture	(77)

Total waivers and fees paid indirectly	(77)

Total expenses, net	163,405

Net Investment Income (Loss)	62,466

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	2,381,752
Less: Foreign taxes paid on realized capital gains	(66,264)
Net realized gain (loss) on other foreign currency transactions	180

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,315,668

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	(748,041)
Net unrealized appreciation (depreciation) of foreign currency contracts	18,378
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(794)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(730,457)

Net Gain (Loss) on Investments and Foreign Currency Transactions	1,585,211

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,647,677

The accompanying notes are an integral part of these financial statements.

22

Global Impact Master Portfolio

Statement of Changes in Net Assets

	Global Impact Master Portfolio
	For the Six-Month Period Ended April 30, 2018 (Unaudited)	For the Period Ended October 31, 2017(1)
Operations:
Net investment income (loss)	$62,466	$32,611
Net realized gain (loss) on investments and foreign currency transactions	2,315,668	784,026
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(730,457)	983,049

Net Increase (Decrease) in Net Assets Resulting from Operations	1,647,677	1,799,686

Capital Transactions:
Contributions	5,716,526	26,374,938
Withdrawals	(379,150)	(290,849)

Net increase from capital share transactions	5,337,376	26,084,089

Net Increase (Decrease) in Net Assets	6,985,053	27,883,775

Net Assets:
Beginning of period	27,883,775	—

End of period	$34,868,828	$27,883,775

(1) Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

23

Global Impact Master Portfolio

Financial Highlights

— Ratios and Supplemental Data —
Total Return		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjustments(1)		Ratio of Expenses to Average Net Assets After Adjustments(1)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Global Impact Master Portfolio
For the Six-Month Period Ended April 30, 2018 (Unaudited)
5.28	%(2)	$34,869	0.98	%(3)	0.98	%(3)	0.37	%(3)	45%

For the Period Ended October 31, 2017(4)
15.21	%(2)	$27,884	1.73	%(3)	1.73	%(3)	0.46	%(3)	50%

(1)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(2)	Not annualized.
(3)	Annualized.
(4)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

24

Global Impact Master Portfolio

Notes to Financial Statements

April 30, 2018 (Unaudited)

1.	Organization:

Global Impact Master Portfolio (the “Master Portfolio”), a series of the Hartford Funds Master Fund (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on October 25, 2016. The offering of the Master Portfolio’s shares are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Beneficial interests in the Master Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), because such interests are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Master Portfolio may only be made by “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Master Portfolio is a diversified open-end management investment company and applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Master Portfolio operates as a “Master Fund” in a master/feeder structure which enables the feeder funds to pool their assets with other investors in the Master Portfolio, if any.

As of April 30, 2018, the Master Portfolio has affiliated funds, Hartford Global Impact Fund and Hartford Global Impact NextShares Fund (collectively, the “Feeder Funds”), with a significant ownership percentage of the Master Portfolio’s net assets. Investment activities of the Feeder Funds could have a material impact on the Master Portfolio. As of April 30, 2018, the Hartford Global Impact Fund and Hartford Global Impact NextShares Fund owned approximately 85.0% and 15.0%, respectively, of the Master Portfolio.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of the Master Portfolio used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Investment Valuation and Fair Value Measurements – All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. Portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust. Market prices are considered not readily available where there is an absence of current or reliable market based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Master Portfolio’s portfolio holdings or assets.

In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available.

In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees of the Trust in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause the net asset value (NAV) of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

25

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange-traded derivatives and centrally cleared swaps held by the Master Portfolio are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Master Portfolio may use fair valuation in regard to fixed income positions when the Master Portfolio holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

U.S. GAAP defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed,

26

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees of the Trust generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees of the Trust. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Trustees of the Trust then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows the Master Portfolio’s Schedule of Investments.

b)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Master Portfolio will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

The Master Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Master Portfolio.

c)	Taxes – The Master Portfolio may be subject to taxes imposed on realized gains on securities of certain foreign countries in which the Master Portfolio invests. The Master Portfolio may also be subject to taxes withheld on foreign dividends from securities in which the Master Portfolio invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

d)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Master Portfolio does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

27

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

e)	Joint Trading Account – The Master Portfolio may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

f)	Master Portfolio Share Valuation – Orders for the Master Portfolio’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Master Portfolio’s shares is determined as of the close of business on each business day of the Exchange (See Note 2(a)). The NAV is determined by dividing the Master Portfolio’s net assets by the number of shares outstanding.

Orders for the purchase of the Master Portfolio’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Master Portfolio is not open for business, are priced at the next determined NAV.

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – The Master Portfolio is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Master Portfolio’s NAV. The Master Portfolio may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Master Portfolio’s NAV. The Master Portfolio may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Trust’s Board of Trustees. See the Master Portfolio’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2018.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why the Master Portfolio may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Master Portfolio’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedule of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

a)	Foreign Currency Contracts – The Master Portfolio may enter into foreign currency contracts that obligate the Master Portfolio to purchase or sell currencies at specified future dates. Foreign currency contracts may be used to hedge the currency exposure associated with some or all of the Master Portfolio’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Master Portfolio as an unrealized gain or loss. The Master Portfolio will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Master Portfolio, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of April 30, 2018.

28

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

b)	Additional Derivative Instrument Information:

Global Impact Master Portfolio

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2018:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$18,378	$—	$—	$—	$—	$18,378

Total	$—	$18,378	$—	$—	$—	$—	$18,378

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2018

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$18,378	$—	$—	$—	$—	$18,378

Total	$—	$18,378	$—	$—	$—	$—	$18,378

For the period ended April 30, 2018, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$1,043,849

c)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Master Portfolio’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Master Portfolio, or liabilities or payment obligations of the clearing brokers to the Master Portfolio, against any liabilities or payment obligations of the Master Portfolio to the clearing brokers. The Master Portfolio is required to deposit financial collateral (including cash collateral) at the Master Portfolio’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy. The following tables present the Master Portfolio’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statement of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Master Portfolio as of April 30, 2018:

Global Impact Master Portfolio

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$18,378	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	18,378	—

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$18,378	$—

29

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

Global Impact Master Portfolio

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Standard Chartered Bank	$18,378	$—	$—	$—	$18,378

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

6.	Principal Risks:

The Master Portfolio’s investments expose it to various types of risks associated with financial instruments and the markets. The Master Portfolio may be exposed to the risks described below. The Master Portfolio’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of the Master Portfolio’s exposure to market risk is the market value of the investments held as shown in the Master Portfolio’s schedule of investments.

Certain investments held by the Master Portfolio expose the Master Portfolio to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of the funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. The Master Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default.

A non-accredited investor may not directly purchase an interest in the Master Portfolio, but instead may purchase shares in one or more investment companies that invest all of their assets in the Master Portfolio (each, a “feeder fund”). Therefore, the Master Portfolio is also

30

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

subject to risks related to the master-feeder structure. As shareholders of the Master Portfolio, feeder funds vote on matters pertaining to the Master Portfolio. Feeder funds with a greater pro rata ownership in the Master Portfolio could have effective voting control of the operations of the Master Portfolio. Also, a large-scale redemption by one feeder fund may increase the proportionate share of the costs of the Master Portfolio borne by the remaining feeder funds.

7.	Federal Income Taxes:

The Master Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Any income, realized and unrealized gain or loss is deemed to pass down to the feeder funds and other investors in the Master Portfolio, if any, daily.

As of April 30, 2018, the Master Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes and the net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation at April 30, 2018, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Global Impact Master Portfolio	$35,383,534	$2,587,001	$2,315,816	$271,185

8.	Expenses:

a)	Investment Management Agreement – HFMC serves as the Master Portfolio’s investment manager. The Trust, on behalf of the Master Portfolio, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC is responsible for the management of the Master Portfolio and supervises the activities of the Master Portfolio’s sub-adviser. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of the Master Portfolio. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of the Master Portfolio in accordance with the Master Portfolio’s investment objective and policies. The Master Portfolio pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2018; the rates are accrued daily and paid monthly based on the Master Portfolio’s average daily net assets, at the following annual rates:

Management Fee Rates
0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

Prior to March 1, 2018, the Master Portfolio paid the following rates to HFMC for Investment Management services rendered:

Management Fee Rates
0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6800% on next $1.5 billion and;
0.6750% on next $2.5 billion and;
0.6700% over $5 billion

31

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

b)	Accounting Services Agreement – HFMC provides the Master Portfolio with accounting services pursuant to a fund accounting agreement by and between Hartford Funds Master Fund, on behalf of the Master Portfolio, and HFMC. In consideration of services rendered and expenses assumed pursuant to this agreement, the Master Portfolio pays HFMC a flat fee of $50,000 per year plus an accounting services fee calculated at the following annual rate based on its average daily net assets shown below. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company. The costs and expenses of such delegation are borne by HFMC, not by the Master Portfolio.

Average Daily Net Assets	Annual Fee
First $3.5 billion	0.018%
Next $3.5 billion	0.014%
Over $7.0 billion	0.010%

9.	Securities Lending:

The Master Portfolio may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1⁄3%) of the value of its total assets. If the Master Portfolio security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Master Portfolio by the Master Portfolio’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

The Master Portfolio is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Master Portfolio’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Master Portfolio.

At April 30, 2018, the Master Portfolio had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral(1)
Global Impact Master Portfolio	$1,114,734	$885,800	$260,747	(2)

(1)	These securities are held for the benefit of the Master Portfolio at the Master Portfolio’s custodian. The Master Portfolio cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.
(2)	U.S. Government securities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018.

Global Impact Master Portfolio

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$885,800	$—	$—	$—	$885,800

Total Borrowings	$885,800	$—	$—	$—	$885,800

Gross amount of recognized liabilities for securities lending transactions					$885,800

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

32

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

10.	Commitments and Contingencies

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred. However, based on experience and knowledge of management, the Master Portfolio expects the risk of loss to be remote.

11.	Investment Transactions:

For the six-month period ended April 30, 2018, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases	Sales Proceeds
Global Impact Master Portfolio	$20,215,478	$14,873,207

12.	Line of Credit:

The Master Portfolio participates in a committed line of credit pursuant to a credit agreement. The Master Portfolio may borrow under the line of credit for temporary or emergency purposes. The Master Portfolio (together with certain other Hartford Funds) may borrow up to $400 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2018, the Master Portfolio did not have borrowings under this facility.

13.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under Delaware Law and federal securities laws. In addition, the Trust, on behalf of the Master Portfolio, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving

33

Global Impact Master Portfolio

Notes to Financial Statements – (continued)

April 30, 2018 (Unaudited)

claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Master Portfolio because the Master Portfolio is not party to the suit.

15.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in this financial statement.

34

Additional Information regarding the Hartford Global Impact Fund and Global Impact Master Portfolio

HOW TO OBTAIN A COPY OF THE FUND’S AND MASTER PORTFOLIO’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund and the Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund and the Master Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund and the Master Portfolio file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s and the Master Portfolio’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

35

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

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of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

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We may obtain Personal Information from:

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Based on the type of product or service You apply for or get from us, Personal Information such as:

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For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

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Some techniques we use to protect Personal Information include:

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We are responsible for and must:

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Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

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Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes: a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2018), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex R, LLC; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Hartford International Asset Management Company Limited; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2018

This report is submitted for the general information of the shareholders of the Hartford Global Impact Fund (the “Fund”). It is not authorized for distribution to persons who are not shareholders of the Fund unless preceded or accompanied by a current prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Fund is distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Fund’s investment manager.

MFSAR-GI18     6/18    206761    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by

Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable
(a)(4)	Not applicable
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: July 9, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 9, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: July 9, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)